UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:

811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments.

John Hancock

Blue Chip Growth Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Blue Chip Growth Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 99.7%		$2,657,244,193
(Cost $1,330,001,180)
Consumer discretionary 23.4%		622,669,568
Auto components 0.2%
BorgWarner, Inc.	42,900	2,580,435
Delphi Automotive PLC	30,900	2,687,682
Automobiles 0.6%
Tesla Motors, Inc. (I)(L)	64,200	16,101,357
Hotels, restaurants and leisure 4.2%
Carnival Corp.	35,900	1,663,247
Chipotle Mexican Grill, Inc. (I)	16,100	9,909,872
Hilton Worldwide Holdings, Inc. (I)	565,034	16,363,385
Las Vegas Sands Corp.	24,900	1,265,667
Marriott International, Inc., Class A	48,685	3,796,943
MGM Resorts International (I)	617,500	12,380,875
Norwegian Cruise Line Holdings, Ltd. (I)	168,900	9,215,184
Royal Caribbean Cruises, Ltd.	17,900	1,360,042
Starbucks Corp.	839,200	43,604,832
Starwood Hotels & Resorts Worldwide, Inc.	6,200	513,112
Wynn Resorts, Ltd.	106,700	10,743,623
Internet and catalog retail 10.2%
Amazon.com, Inc. (I)	312,211	134,010,328
Ctrip.com International, Ltd., ADR (I)	27,000	2,156,490
Netflix, Inc. (I)	63,800	39,815,028
The Priceline Group, Inc. (I)	67,700	79,347,108
Vipshop Holdings, Ltd., ADR (I)	694,800	17,349,156
Leisure products 0.0%
Polaris Industries, Inc.	2,300	329,015
Media 0.9%
The Walt Disney Company	198,300	21,886,371
Time Warner, Inc.	26,400	2,230,272
Specialty retail 6.1%
AutoZone, Inc. (I)	16,200	10,912,644
CarMax, Inc. (I)	140,900	10,009,536
L Brands, Inc.	116,278	10,060,373
Lowe's Companies, Inc.	530,400	37,117,392
O'Reilly Automotive, Inc. (I)	138,000	30,295,140
Ross Stores, Inc.	172,000	16,627,240
The Home Depot, Inc.	258,300	28,779,786
Tractor Supply Company	198,200	17,271,148
Textiles, apparel and luxury goods 1.2%
Hanesbrands, Inc.	565,200	18,007,272
NIKE, Inc., Class B	132,500	13,471,275
PVH Corp.	5,700	596,448
VF Corp.	3,000	211,290
Consumer staples 2.7%		70,641,148
Beverages 0.3%
Constellation Brands, Inc., Class A	47,800	5,635,142
Monster Beverage Corp. (I)	7,500	954,600

2SEE NOTES TO FUND'S INVESTMENTS

Blue Chip Growth Fund

	Shares	Value
Consumer staples (continued)
Food and staples retailing 2.0%
Costco Wholesale Corp.	40,700	$5,803,413
CVS Health Corp.	269,710	27,612,910
Walgreens Boots Alliance, Inc.	222,400	19,090,816
Food products 0.0%
Keurig Green Mountain, Inc.	4,400	379,456
Personal products 0.4%
The Estee Lauder Companies, Inc., Class A	127,700	11,164,811
Energy 1.9%		51,241,698
Oil, gas and consumable fuels 1.9%
Cimarex Energy Company	37,300	4,308,523
Concho Resources, Inc. (I)	50,000	6,015,000
Continental Resources, Inc. (I)	34,400	1,567,264
EQT Corp.	227,300	19,336,411
Pioneer Natural Resources Company	77,600	11,471,608
Range Resources Corp.	154,176	8,542,892
Financials 7.0%		185,642,622
Banks 0.0%
Citigroup, Inc.	3,500	189,280
Capital markets 4.3%
Ameriprise Financial, Inc.	142,689	17,777,623
Invesco, Ltd.	422,400	16,824,192
Morgan Stanley	830,500	31,725,100
Northern Trust Corp.	46,611	3,474,850
State Street Corp.	230,629	17,972,918
TD Ameritrade Holding Corp.	672,500	24,983,375
The Bank of New York Mellon Corp.	33,400	1,448,224
Diversified financial services 0.8%
Intercontinental Exchange Group, Inc.	81,650	19,333,087
Insurance 0.3%
Marsh & McLennan Companies, Inc.	148,700	8,658,801
Real estate investment trusts 1.6%
American Tower Corp.	466,162	43,255,172
Health care 25.8%		687,319,871
Biotechnology 10.4%
Alexion Pharmaceuticals, Inc. (I)	328,000	53,739,520
Biogen, Inc. (I)	176,400	70,029,036
Celgene Corp. (I)	469,800	53,763,912
Gilead Sciences, Inc. (I)	558,500	62,702,795
Regeneron Pharmaceuticals, Inc. (I)	46,300	23,731,528
Vertex Pharmaceuticals, Inc. (I)	103,700	13,303,673
Health care equipment and supplies 2.1%
Becton, Dickinson and Company	125,000	17,563,750
Intuitive Surgical, Inc. (I)	38,500	18,778,375
Medtronic PLC	88,550	6,758,136
Stryker Corp.	98,221	9,441,985
The Cooper Companies, Inc.	22,500	4,089,825
Health care providers and services 6.2%
AmerisourceBergen Corp.	105,400	11,863,824

SEE NOTES TO FUND'S INVESTMENTS3

Blue Chip Growth Fund

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Anthem, Inc.	100,900	$16,936,065
Cardinal Health, Inc.	197,600	17,422,392
Humana, Inc.	31,100	6,675,615
McKesson Corp.	351,300	83,338,899
UnitedHealth Group, Inc.	227,600	27,359,796
Life sciences tools and services 1.3%
Thermo Fisher Scientific, Inc.	272,700	35,350,101
Pharmaceuticals 5.8%
AbbVie, Inc.	8,400	559,356
Actavis PLC (I)	213,473	65,495,651
Bristol-Myers Squibb Company	151,500	9,786,900
Eli Lilly & Company	131,800	10,399,020
Perrigo Company PLC	1,800	342,540
Shire PLC, ADR	51,600	13,423,740
Valeant Pharmaceuticals International, Inc. (I)	228,100	54,463,437
Industrials 10.8%		288,837,875
Aerospace and defense 2.6%
Honeywell International, Inc.	4,016	418,467
Precision Castparts Corp.	100,300	21,226,489
Textron, Inc.	147,000	6,647,340
The Boeing Company	289,100	40,624,332
Air freight and logistics 0.9%
FedEx Corp.	137,100	23,748,462
Airlines 2.0%
American Airlines Group, Inc.	742,400	31,455,488
Delta Air Lines, Inc.	4,000	171,680
United Continental Holdings, Inc. (I)	398,600	21,759,574
Industrial conglomerates 3.4%
3M Company	4,700	747,676
Danaher Corp.	825,674	71,272,180
Roper Industries, Inc.	114,100	19,962,936
Machinery 0.9%
Flowserve Corp.	64,400	3,542,000
Ingersoll-Rand PLC	41,600	2,861,248
Wabtec Corp.	177,900	17,843,370
Professional services 0.3%
IHS, Inc., Class A (I)	45,000	5,553,000
Verisk Analytics, Inc., Class A (I)	43,600	3,164,488
Road and rail 0.7%
Canadian Pacific Railway, Ltd.	38,800	6,390,748
J.B. Hunt Transport Services, Inc.	75,000	6,301,500
Kansas City Southern	4,800	434,400
Union Pacific Corp.	46,700	4,712,497
Information technology 24.8%		662,089,606
Internet software and services 12.1%
Akamai Technologies, Inc. (I)	65,700	5,010,939
Alibaba Group Holding, Ltd., ADR (I)	370,844	33,123,786
Baidu, Inc., ADR (I)	260,000	51,324,000

4SEE NOTES TO FUND'S INVESTMENTS

Blue Chip Growth Fund

			Shares	Value
Information technology (continued)
Internet software and services (continued)
	Facebook, Inc., Class A (I)		871,065	$68,979,637
	Google, Inc., Class A (I)		99,184	54,087,019
	Google, Inc., Class C (I)		126,329	67,220,924
	LinkedIn Corp., Class A (I)		51,200	9,980,416
	Tencent Holdings, Ltd.		1,701,200	33,926,878
	Twitter, Inc. (I)		7,600	278,692
IT services 6.2%
	Cognizant Technology Solutions Corp., Class A (I)		90,400	5,850,688
	Fiserv, Inc. (I)		237,000	18,995,550
	MasterCard, Inc., Class A		747,100	68,927,446
	Visa, Inc., Class A		1,052,400	72,278,832
Software 4.0%
	Autodesk, Inc. (I)		15,100	817,665
	Electronic Arts, Inc. (I)		151,700	9,519,934
	Intuit, Inc.		10,100	1,051,915
	Microsoft Corp.		648,500	30,388,710
	Red Hat, Inc. (I)		232,503	17,965,507
	Salesforce.com, Inc. (I)		570,800	41,525,700
	ServiceNow, Inc. (I)		67,200	5,148,192
Technology hardware, storage and peripherals 2.5%
	Apple, Inc.		504,200	65,687,176
Materials 3.3%				88,801,805
Chemicals 3.3%
	Ashland, Inc.		56,300	7,172,620
	Ecolab, Inc.		223,200	25,589,880
	PPG Industries, Inc.		24,500	5,607,805
	The Sherwin-Williams Company		175,000	50,431,500
	Yield (%)		Shares	Value
Securities lending collateral 0.6%				$14,785,146
(Cost $14,784,965)
John Hancock Collateral Trust (W)	0.1434(Y	)	1,477,746	14,785,146
Short-term investments 0.5%
(Cost $13,967,943)
Money market funds 0.5%				13,967,943
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	550,001	550,001
T. Rowe Price Prime Reserve Investment Fund	0.0619(Y	)	13,417,942	13,417,942
Total investments (Cost $1,358,754,088)† 100.8%				$2,685,997,282
Other assets and liabilities, net (0.8%)				($21,339,253)
Total net assets 100.0%				$2,664,658,029

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $14,513,694.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was 1,371,741,868. Net unrealized appreciation aggregated $1,314,255,414, of which $1,325,069,404 related to appreciated investment securities and $10,813,990 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$622,669,568	$622,669,568	—	—
Consumer staples	70,641,148	70,641,148	—	—
Energy	51,241,698	51,241,698	—	—
Financials	185,642,622	185,642,622	—	—
Health care	687,319,871	687,319,871	—	—
Industrials	288,837,875	288,837,875	—	—
Information technology	662,089,606	628,162,728	$33,926,878	—
Materials	88,801,805	88,801,805	—	—
Securities lending collateral	14,785,146	14,785,146	—	—
Short-term investments	13,967,943	13,967,943	—	—
Total investments in securities	$2,685,997,282	$2,652,070,404	$33,926,878	—

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	457Q3	05/15
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund.		7/15

John Hancock

Spectrum Income Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Spectrum Income Fund

As of 5-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 24.3%					$229,856,256
(Cost $226,659,577)
U.S. Government 7.9%					74,772,540
U.S. Treasury
Bond	2.750		08-15-42	315,000	305,845
Bond	2.750		11-15-42	1,995,000	1,935,617
Bond	3.000		05-15-42	2,175,000	2,220,710
Bond	3.000		11-15-44	3,370,000	3,441,875
Bond	3.000		05-15-45	1,875,000	1,920,411
Bond	3.125		02-15-43	4,880,000	5,092,739
Bond	3.125		08-15-44	160,000	167,388
Bond	3.375		05-15-44	1,710,000	1,872,450
Bond	3.500		02-15-39	690,000	769,835
Bond	3.625		08-15-43	1,365,000	1,562,285
Bond	3.625		02-15-44	305,000	349,177
Bond	4.375		05-15-41	1,525,000	1,956,885
Bond	4.625		02-15-40	25,000	33,006
Bond	5.375		02-15-31	1,075,000	1,477,705
Bond	6.125		08-15-29	340,000	491,380
Bond	7.625		02-15-25	50,000	74,477
Note	0.500		07-31-17	1,350,000	1,345,359
Note	0.750		10-31-17	5,000	4,998
Note	1.000		12-15-17	50,000	50,242
Note	1.125		04-30-20	490,000	481,808
Note	1.250		10-31-18	6,955,000	6,988,148
Note	1.250		01-31-20	595,000	589,979
Note	1.500		05-31-19	6,145,000	6,199,248
Note	1.500		11-30-19	495,000	497,281
Note	1.750		05-15-23	820,000	806,163
Note	2.000		08-31-21	340,000	344,463
Note	2.000		02-15-22	245,000	247,488
Note	2.250		11-15-24	180,000	182,095
Note	2.500		05-15-24	405,000	419,207
Note	2.625		08-15-20	630,000	663,420
Note	3.125		05-15-19	135,000	144,672
Note	3.125		05-15-21	560,000	604,625
Note	3.625		02-15-20	645,000	709,651
Note	3.750		11-15-18	160,000	174,412
Strip	1.716		05-15-21	540,000	483,982
Treasury Inflation Protected Security	0.125		04-15-16	2,721,394	2,737,338
Treasury Inflation Protected Security	0.125		04-15-17	2,260,630	2,295,599
Treasury Inflation Protected Security	0.125		04-15-18	6,253,686	6,362,637
Treasury Inflation Protected Security (D)	0.125		04-15-19	4,625,991	4,696,824
Treasury Inflation Protected Security	0.125		04-15-20	428,485	433,104
Treasury Inflation Protected Security	0.125		01-15-22	1,063,891	1,061,813
Treasury Inflation Protected Security	0.125		07-15-22	549,215	549,644
Treasury Inflation Protected Security (C)	0.125		07-15-24	904,740	893,785
Treasury Inflation Protected Security	0.625		01-15-24	4,962,683	5,104,973
Treasury Inflation Protected Security	0.625		02-15-43	246,434	226,720
Treasury Inflation Protected Security	0.750		02-15-45	105,265	99,952
Treasury Inflation Protected Security	1.250		07-15-20	1,851,041	1,989,436
Treasury Inflation Protected Security	1.375		07-15-18	235,373	250,452
Treasury Inflation Protected Security	1.375		02-15-44	121,553	134,468
Treasury Inflation Protected Security	1.625		01-15-18	1,096,886	1,162,699

2SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government (continued)
Treasury Inflation Protected Security	1.875		07-15-15	892,062	$897,846
Treasury Inflation Protected Security	1.875		07-15-19	29,847	32,662
Treasury Inflation Protected Security	2.125		01-15-19	58,171	63,584
Treasury Inflation Protected Security	2.375		01-15-17	561,902	591,271
Treasury Inflation Protected Security	2.500		01-15-29	461,811	578,707
U.S. Government Agency 16.4%					155,083,716
Federal Home Loan Mortgage Corp.
Freddie Mac Pool (P)	2.091		09-01-35	18,489	19,548
Freddie Mac Pool (P)	2.218		06-01-38	30,989	32,864
Freddie Mac Pool (P)	2.225		07-01-35	17,075	18,157
Freddie Mac Pool (P)	2.227		07-01-35	27,057	28,966
Freddie Mac Pool (P)	2.245		01-01-36	1,153	1,225
Freddie Mac Pool (P)	2.285		09-01-32	897	952
Freddie Mac Pool (P)	2.285		03-01-36	10,483	11,162
Freddie Mac Pool (P)	2.358		02-01-37	39,174	42,002
Freddie Mac Pool (P)	2.359		01-01-37	7,378	7,879
Freddie Mac Pool (P)	2.386		05-01-37	22,329	23,821
Freddie Mac Pool (P)	2.401		02-01-37	22,125	23,722
Freddie Mac Pool (P)	2.478		11-01-35	3,399	3,645
Freddie Mac Pool	2.500		05-01-28	618,879	634,907
Freddie Mac Pool (P)	2.733		02-01-37	31,041	33,282
Freddie Mac Pool	3.000		12-01-42	148,386	150,704
Freddie Mac Pool	3.000		01-01-43	1,117,615	1,135,078
Freddie Mac Pool	3.000		06-01-43	821,108	833,681
Freddie Mac Pool	3.500		09-01-42	766,887	801,367
Freddie Mac Pool	3.500		11-01-42	268,389	280,456
Freddie Mac Pool	4.000		01-01-25	49,072	52,366
Freddie Mac Pool	4.000		05-01-26	127,739	136,753
Freddie Mac Pool	4.000		10-01-40	5,301	5,673
Freddie Mac Pool	4.000		10-01-40	11,465	12,269
Freddie Mac Pool	4.000		11-01-40	9,475	10,140
Freddie Mac Pool	4.000		11-01-40	86,972	93,077
Freddie Mac Pool	4.000		12-01-40	70,534	75,926
Freddie Mac Pool	4.000		12-01-40	198,573	212,512
Freddie Mac Pool	4.000		02-01-41	11,662	12,530
Freddie Mac Pool	4.000		02-01-41	214,661	229,729
Freddie Mac Pool	4.000		04-01-41	212,053	227,005
Freddie Mac Pool	4.000		12-01-41	190,153	203,679
Freddie Mac Pool	4.500		11-01-18	16,708	17,432
Freddie Mac Pool	4.500		01-01-19	14,868	15,513
Freddie Mac Pool	4.500		05-01-19	15,161	15,845
Freddie Mac Pool	4.500		12-01-26	258,460	276,076
Freddie Mac Pool	4.500		12-01-39	17,681	19,312
Freddie Mac Pool	4.500		12-01-39	618,060	675,556
Freddie Mac Pool	4.500		05-01-40	19,552	21,289
Freddie Mac Pool	4.500		03-01-41	6,282	6,844
Freddie Mac Pool	4.500		04-01-41	336,521	366,722
Freddie Mac Pool	5.000		10-01-18	17,860	18,745
Freddie Mac Pool	5.000		11-01-18	21,613	22,685
Freddie Mac Pool	5.000		12-01-23	124,406	135,232
Freddie Mac Pool	5.000		07-01-25	30,089	31,549
Freddie Mac Pool	5.000		11-01-33	11,366	12,778
Freddie Mac Pool	5.000		11-01-33	6,009	6,758

SEE NOTES TO FUND'S INVESTMENTS3

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Freddie Mac Pool	5.000		12-01-35	86,303	$95,994
Freddie Mac Pool	5.000		04-01-40	137,436	153,342
Freddie Mac Pool	5.500		03-01-18	7,647	8,015
Freddie Mac Pool	5.500		11-01-18	11,329	11,989
Freddie Mac Pool	5.500		01-01-21	82,522	89,347
Freddie Mac Pool	5.500		11-01-21	14,645	15,498
Freddie Mac Pool	5.500		10-01-38	243,563	275,000
Freddie Mac Pool	5.500		12-01-39	191,620	216,353
Freddie Mac Pool (P)	5.828		12-01-36	8,386	8,996
Freddie Mac Pool (P)	5.949		10-01-36	38,310	41,076
Freddie Mac Pool	6.000		04-01-17	1,505	1,560
Freddie Mac Pool	6.000		05-01-17	2,451	2,546
Freddie Mac Pool	6.000		07-01-17	901	939
Freddie Mac Pool	6.000		07-01-21	6,644	7,270
Freddie Mac Pool	6.000		08-01-21	4,489	4,928
Freddie Mac Pool	6.000		08-01-21	3,448	3,779
Freddie Mac Pool	6.000		10-01-21	10,921	11,960
Freddie Mac Pool	6.000		10-01-21	17,527	19,244
Freddie Mac Pool	6.000		11-01-21	3,535	3,902
Freddie Mac Pool	6.000		08-01-22	1,957	2,150
Freddie Mac Pool	6.000		12-01-28	3,101	3,535
Freddie Mac Pool	6.000		10-01-32	3,000	3,462
Freddie Mac Pool	6.000		12-01-33	2,790	3,194
Freddie Mac Pool	6.000		12-01-33	48,390	55,704
Freddie Mac Pool	6.000		09-01-34	1,209	1,395
Freddie Mac Pool	6.000		02-01-35	16,259	18,650
Freddie Mac Pool	6.000		09-01-35	5,947	6,824
Freddie Mac Pool (P)	6.043		11-01-36	17,960	19,268
Freddie Mac Pool	6.500		05-01-17	1,388	1,450
Freddie Mac Pool	6.500		06-01-17	301	314
Freddie Mac Pool	6.500		06-01-17	1,283	1,340
Freddie Mac Pool	6.500		07-01-17	1,858	1,942
Freddie Mac Pool	6.500		07-01-17	956	1,004
Freddie Mac Pool	6.500		07-01-17	278	290
Freddie Mac Pool	6.500		08-01-17	344	359
Freddie Mac Pool	6.500		08-01-17	274	287
Freddie Mac Pool	6.500		08-01-17	313	324
Freddie Mac Pool	6.500		12-01-23	42	48
Freddie Mac Pool	6.500		02-01-24	1,002	1,137
Freddie Mac Pool	6.500		04-01-24	70	79
Freddie Mac Pool	6.500		05-01-24	293	331
Freddie Mac Pool	6.500		05-01-24	2,223	2,510
Freddie Mac Pool	6.500		04-01-31	6,256	7,288
Freddie Mac Pool	6.500		11-01-33	12,810	14,896
Freddie Mac Pool	7.000		02-01-24	1,217	1,383
Freddie Mac Pool	7.000		12-01-24	129	148
Freddie Mac Pool	7.000		04-01-32	89,960	105,477
Freddie Mac Pool	7.000		05-01-32	4,077	4,807
Freddie Mac Pool	7.000		06-01-32	430	507
Freddie Mac Pool	7.000		06-01-32	977	1,153
Freddie Mac Pool	7.500		05-01-24	445	514
Freddie Mac Pool	7.500		05-01-24	133	155
Freddie Mac Pool	7.500		05-01-24	264	303
Freddie Mac Pool	7.500		05-01-24	37	43

4SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
Freddie Mac Pool	7.500		06-01-24		233	$271
Freddie Mac Pool	7.500		06-01-24		28	29
Federal National Mortgage Association
Fannie Mae Pool (P)	1.737		10-01-33		31,869	33,172
Fannie Mae Pool (P)	1.861		12-01-35		7,336	7,741
Fannie Mae Pool (P)	2.032		07-01-35		20,759	21,908
Fannie Mae Pool (P)	2.103		07-01-27		366	375
Fannie Mae Pool (P)	2.131		12-01-35		6,536	6,905
Fannie Mae Pool (P)	2.144		09-01-35		83,749	88,793
Fannie Mae Pool (P)	2.184		08-01-37		39,792	42,664
Fannie Mae Pool (P)	2.199		08-01-36		68,276	72,644
Fannie Mae Pool (P)	2.206		11-01-35		61,202	65,470
Fannie Mae Pool (P)	2.395		12-01-35		2,983	3,198
Fannie Mae Pool (P)	2.442		05-01-38		18,950	20,318
Fannie Mae Pool (P)	2.461		12-01-35		2,346	2,508
Fannie Mae Pool	2.500		10-01-27		1,240,843	1,274,869
Fannie Mae Pool	2.500		12-01-27		126,453	130,078
Fannie Mae Pool	2.500		02-01-28		23,179	23,844
Fannie Mae Pool	2.500		04-01-28		343,402	353,248
Fannie Mae Pool	2.500		05-01-30		372,443	381,375
Fannie Mae Pool	2.500		12-01-42		21,777	21,298
Fannie Mae Pool	2.500		01-01-43		171,294	167,527
Fannie Mae Pool	2.500		02-01-43		210,743	206,108
Fannie Mae Pool	2.500		03-01-43		53,479	52,303
Fannie Mae Pool (P)	2.651		12-01-36		80,687	86,511
Fannie Mae Pool	3.000		01-01-27		210,069	220,145
Fannie Mae Pool	3.000		05-01-27		42,222	44,234
Fannie Mae Pool	3.000		11-01-27		189,461	198,490
Fannie Mae Pool	3.000		11-01-28		58,394	61,168
Fannie Mae Pool	3.000		10-01-42		391,459	397,759
Fannie Mae Pool	3.000		10-01-42		315,215	320,289
Fannie Mae Pool	3.000		10-01-42		114,850	116,752
Fannie Mae Pool	3.000		10-01-42		137,401	139,677
Fannie Mae Pool	3.000		11-01-42		45,641	46,375
Fannie Mae Pool	3.000		01-01-43		1,107,283	1,125,104
Fannie Mae Pool	3.000		02-01-43		1,388,894	1,411,247
Fannie Mae Pool	3.000		05-01-43		244,019	247,794
Fannie Mae Pool (C)	3.500			TBA	5,310,000	5,545,631
Fannie Mae Pool	3.500		01-01-26		120,842	128,250
Fannie Mae Pool	3.500		01-01-26		9,809	10,410
Fannie Mae Pool	3.500		03-01-26		137,298	145,714
Fannie Mae Pool	3.500		03-01-26		4,287	4,550
Fannie Mae Pool	3.500		12-01-26		36,874	39,169
Fannie Mae Pool	3.500		01-01-27		139,075	147,730
Fannie Mae Pool	3.500		02-01-27		9,960	10,580
Fannie Mae Pool	3.500		10-01-42		255,246	267,230
Fannie Mae Pool	3.500		01-01-43		682,213	714,031
Fannie Mae Pool	3.500		03-01-43		62,206	65,447
Fannie Mae Pool	3.500		12-01-43		310,946	326,420
Fannie Mae Pool	3.500		11-01-44		265,803	278,574
Fannie Mae Pool	3.500		04-01-45		417,335	436,995
Fannie Mae Pool (C)	4.000			TBA	1,425,000	1,521,410
Fannie Mae Pool	4.000		03-01-25		252,255	269,995
Fannie Mae Pool	4.000		05-01-25		30,485	32,586

SEE NOTES TO FUND'S INVESTMENTS5

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
Fannie Mae Pool	4.000		07-01-25		12,460	$13,350
Fannie Mae Pool	4.000		01-01-26		226,518	242,696
Fannie Mae Pool	4.000		01-01-26		133,759	143,480
Fannie Mae Pool	4.000		10-01-26		289,544	310,586
Fannie Mae Pool	4.000		12-01-26		234,626	251,677
Fannie Mae Pool	4.000		02-01-27		192,261	206,233
Fannie Mae Pool	4.000		11-01-40		23,986	25,704
Fannie Mae Pool	4.000		12-01-40		280,281	300,360
Fannie Mae Pool	4.000		01-01-41		247,675	265,419
Fannie Mae Pool	4.000		02-01-41		34,579	37,013
Fannie Mae Pool	4.000		02-01-41		45,809	49,090
Fannie Mae Pool	4.000		02-01-41		279,195	299,197
Fannie Mae Pool	4.000		03-01-41		19,056	20,421
Fannie Mae Pool	4.000		03-01-41		29,539	31,655
Fannie Mae Pool	4.000		10-01-41		768,541	823,600
Fannie Mae Pool	4.000		11-01-41		48,592	52,073
Fannie Mae Pool	4.000		01-01-42		644,668	691,255
Fannie Mae Pool	4.000		02-01-42		207,504	222,499
Fannie Mae Pool	4.000		06-01-42		636,989	686,704
Fannie Mae Pool	4.000		08-01-42		645,010	691,219
Fannie Mae Pool (C)	4.500			TBA	55,000	59,795
Fannie Mae Pool	4.500		05-01-19		29,194	30,519
Fannie Mae Pool	4.500		11-01-19		116,825	122,906
Fannie Mae Pool	4.500		11-01-19		16,731	17,517
Fannie Mae Pool	4.500		07-01-20		50,187	52,543
Fannie Mae Pool	4.500		11-01-20		47,102	49,678
Fannie Mae Pool	4.500		09-01-24		19,266	20,650
Fannie Mae Pool	4.500		10-01-24		50,924	54,868
Fannie Mae Pool	4.500		11-01-24		9,881	10,594
Fannie Mae Pool	4.500		12-01-24		8,176	8,766
Fannie Mae Pool	4.500		01-01-25		51,036	54,638
Fannie Mae Pool	4.500		03-01-25		121,706	130,410
Fannie Mae Pool	4.500		09-01-25		130,817	139,846
Fannie Mae Pool	4.500		04-01-26		176,442	188,620
Fannie Mae Pool	4.500		07-01-26		327,907	349,923
Fannie Mae Pool	4.500		10-01-26		76,870	82,296
Fannie Mae Pool	4.500		09-01-39		306,381	333,787
Fannie Mae Pool	4.500		11-01-40		212,089	231,194
Fannie Mae Pool	4.500		02-01-41		1,946,499	2,121,836
Fannie Mae Pool	4.500		04-01-41		441,668	481,453
Fannie Mae Pool	4.500		05-01-41		180,183	196,526
Fannie Mae Pool	4.500		04-01-42		187,732	204,642
Fannie Mae Pool	5.000		05-01-18		16,463	17,200
Fannie Mae Pool	5.000		11-01-18		3,835	4,032
Fannie Mae Pool	5.000		12-01-18		13,165	13,826
Fannie Mae Pool	5.000		04-01-19		8,425	8,857
Fannie Mae Pool	5.000		05-01-19		43,372	45,766
Fannie Mae Pool	5.000		10-01-19		40,308	42,757
Fannie Mae Pool	5.000		01-01-20		11,607	12,322
Fannie Mae Pool	5.000		05-01-20		44,469	47,360
Fannie Mae Pool	5.000		06-01-20		38,334	40,884
Fannie Mae Pool	5.000		12-01-20		32,334	34,409
Fannie Mae Pool	5.000		02-01-22		1,875	2,023
Fannie Mae Pool	5.000		09-01-22		43,268	46,274

6SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Fannie Mae Pool	5.000		03-01-23	9,247	$9,993
Fannie Mae Pool	5.000		05-01-23	13,115	14,141
Fannie Mae Pool	5.000		09-01-23	38,969	42,406
Fannie Mae Pool	5.000		09-01-23	6,112	6,499
Fannie Mae Pool	5.000		01-01-24	129,857	140,387
Fannie Mae Pool	5.000		09-01-25	93,404	100,473
Fannie Mae Pool	5.000		07-01-33	31,785	35,456
Fannie Mae Pool	5.000		10-01-33	179,756	200,540
Fannie Mae Pool	5.000		02-01-34	52,469	58,533
Fannie Mae Pool	5.000		03-01-34	52,201	58,241
Fannie Mae Pool	5.000		03-01-34	153,208	170,975
Fannie Mae Pool	5.000		10-01-34	167,604	186,919
Fannie Mae Pool	5.000		04-01-35	93,155	104,032
Fannie Mae Pool	5.000		04-01-35	13,944	15,572
Fannie Mae Pool	5.000		05-01-35	446,145	498,236
Fannie Mae Pool	5.000		06-01-35	9,410	10,509
Fannie Mae Pool	5.000		06-01-35	69,592	77,717
Fannie Mae Pool	5.000		07-01-35	356,245	397,840
Fannie Mae Pool	5.000		07-01-35	20,470	22,860
Fannie Mae Pool	5.000		07-01-35	179,041	199,945
Fannie Mae Pool	5.000		08-01-35	99,689	111,266
Fannie Mae Pool	5.000		10-01-35	13,735	15,330
Fannie Mae Pool	5.000		11-01-35	201,872	225,316
Fannie Mae Pool	5.000		01-01-36	75,651	84,389
Fannie Mae Pool	5.000		03-01-36	150,106	167,538
Fannie Mae Pool	5.000		07-01-37	65,838	73,438
Fannie Mae Pool	5.000		07-01-37	23,401	26,107
Fannie Mae Pool	5.000		12-01-39	104,769	116,609
Fannie Mae Pool	5.000		06-01-40	69,336	77,193
Fannie Mae Pool	5.000		06-01-40	276,083	310,432
Fannie Mae Pool	5.000		06-01-40	169,463	188,667
Fannie Mae Pool	5.500		05-01-16	1,543	1,572
Fannie Mae Pool	5.500		11-01-16	425	435
Fannie Mae Pool	5.500		01-01-17	439	453
Fannie Mae Pool	5.500		01-01-17	1,228	1,265
Fannie Mae Pool	5.500		02-01-17	1,043	1,076
Fannie Mae Pool	5.500		02-01-17	396	409
Fannie Mae Pool	5.500		03-01-17	482	497
Fannie Mae Pool	5.500		06-01-17	364	379
Fannie Mae Pool	5.500		07-01-17	190	196
Fannie Mae Pool	5.500		08-01-17	796	826
Fannie Mae Pool	5.500		09-01-17	356	371
Fannie Mae Pool	5.500		03-01-18	1,881	1,967
Fannie Mae Pool	5.500		05-01-18	1,312	1,373
Fannie Mae Pool	5.500		06-01-18	6,023	6,297
Fannie Mae Pool	5.500		10-01-18	1,708	1,805
Fannie Mae Pool	5.500		10-01-18	2,659	2,807
Fannie Mae Pool	5.500		12-01-18	4,658	4,900
Fannie Mae Pool	5.500		02-01-19	4,538	4,815
Fannie Mae Pool	5.500		02-01-19	11,026	11,710
Fannie Mae Pool	5.500		03-01-19	1,079	1,149
Fannie Mae Pool	5.500		07-01-19	3,097	3,302
Fannie Mae Pool	5.500		08-01-19	3,998	4,263
Fannie Mae Pool	5.500		08-01-19	2,440	2,601

SEE NOTES TO FUND'S INVESTMENTS7

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Fannie Mae Pool	5.500		09-01-19	1,624	$1,733
Fannie Mae Pool	5.500		10-01-19	2,435	2,611
Fannie Mae Pool	5.500		06-01-20	13,027	13,939
Fannie Mae Pool	5.500		07-01-20	11,366	12,162
Fannie Mae Pool	5.500		05-01-21	20,416	22,178
Fannie Mae Pool	5.500		01-01-22	1,265	1,372
Fannie Mae Pool	5.500		05-01-22	4,518	4,934
Fannie Mae Pool	5.500		06-01-22	9,454	10,312
Fannie Mae Pool	5.500		10-01-22	281	286
Fannie Mae Pool	5.500		10-01-22	2,477	2,725
Fannie Mae Pool	5.500		05-01-23	5,838	6,408
Fannie Mae Pool	5.500		01-01-25	60,134	65,254
Fannie Mae Pool	5.500		04-01-35	10,114	11,481
Fannie Mae Pool	5.500		05-01-35	174,644	198,249
Fannie Mae Pool	5.500		11-01-35	209,129	237,396
Fannie Mae Pool	5.500		12-01-35	132,683	150,617
Fannie Mae Pool	5.500		01-01-36	197,659	224,376
Fannie Mae Pool	5.500		01-01-36	202,959	230,392
Fannie Mae Pool	5.500		01-01-36	42,449	48,339
Fannie Mae Pool	5.500		04-01-36	151,653	172,008
Fannie Mae Pool	5.500		06-01-36	172,991	195,508
Fannie Mae Pool	5.500		10-01-36	107,866	122,244
Fannie Mae Pool	5.500		01-01-37	83,658	94,888
Fannie Mae Pool	5.500		08-01-37	78,074	88,627
Fannie Mae Pool	5.500		08-01-37	117,390	133,257
Fannie Mae Pool	5.500		08-01-37	84,804	96,266
Fannie Mae Pool	5.500		08-01-37	46,493	52,777
Fannie Mae Pool	5.500		08-01-37	2,910	3,303
Fannie Mae Pool	5.500		01-01-38	50,630	57,379
Fannie Mae Pool	5.500		02-01-38	21,326	24,208
Fannie Mae Pool	5.500		02-01-38	161,387	183,201
Fannie Mae Pool	5.500		05-01-38	80,716	91,474
Fannie Mae Pool	5.500		06-01-38	49,484	56,080
Fannie Mae Pool	5.500		12-01-38	31,703	35,958
Fannie Mae Pool	5.500		12-01-38	52,300	59,370
Fannie Mae Pool	5.500		12-01-38	205,224	232,827
Fannie Mae Pool	5.500		05-01-39	21,467	24,328
Fannie Mae Pool	5.500		06-01-39	21,317	24,158
Fannie Mae Pool	5.500		11-01-39	35,719	40,480
Fannie Mae Pool	5.500		12-01-39	18,016	20,417
Fannie Mae Pool	5.500		03-01-40	30,920	35,099
Fannie Mae Pool (P)	5.681		01-01-19	168	177
Fannie Mae Pool	6.000		03-01-21	40,142	43,467
Fannie Mae Pool	6.000		10-01-21	73,690	80,671
Fannie Mae Pool	6.000		11-01-21	9,001	9,861
Fannie Mae Pool	6.000		01-01-22	5,041	5,538
Fannie Mae Pool	6.000		09-01-22	25,359	28,034
Fannie Mae Pool	6.000		02-01-23	63,511	69,776
Fannie Mae Pool	6.000		03-01-23	5,732	6,302
Fannie Mae Pool	6.000		11-01-32	40,507	46,465
Fannie Mae Pool	6.000		03-01-33	41,396	47,458
Fannie Mae Pool	6.000		04-01-33	51,066	58,653
Fannie Mae Pool	6.000		01-01-34	1,076	1,239
Fannie Mae Pool	6.000		02-01-34	16,105	18,450

8SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Fannie Mae Pool	6.000		02-01-34	115,248	$132,367
Fannie Mae Pool	6.000		03-01-34	27,575	31,661
Fannie Mae Pool	6.000		08-01-34	26,922	31,071
Fannie Mae Pool	6.000		08-01-34	61,458	70,404
Fannie Mae Pool	6.000		09-01-34	30,016	34,653
Fannie Mae Pool	6.000		09-01-34	35,078	40,520
Fannie Mae Pool	6.000		11-01-34	32,289	37,045
Fannie Mae Pool	6.000		11-01-34	3,485	3,997
Fannie Mae Pool	6.000		12-01-34	1,131	1,296
Fannie Mae Pool	6.000		04-01-35	39,377	45,178
Fannie Mae Pool	6.000		05-01-35	9,257	10,574
Fannie Mae Pool	6.000		12-01-35	30,241	34,618
Fannie Mae Pool	6.000		01-01-36	27,870	32,127
Fannie Mae Pool	6.000		03-01-36	11,100	12,717
Fannie Mae Pool	6.000		11-01-36	79,769	91,074
Fannie Mae Pool	6.000		02-01-37	41,022	46,829
Fannie Mae Pool	6.000		02-01-37	7,006	8,024
Fannie Mae Pool	6.000		03-01-37	32,851	37,500
Fannie Mae Pool	6.000		03-01-37	233,903	267,848
Fannie Mae Pool	6.000		08-01-37	260,749	298,757
Fannie Mae Pool	6.000		10-01-37	5,103	5,811
Fannie Mae Pool	6.000		03-01-38	74,656	85,503
Fannie Mae Pool	6.000		05-01-38	1,672	1,905
Fannie Mae Pool	6.000		07-01-38	433,057	495,686
Fannie Mae Pool	6.000		08-01-38	9,291	10,655
Fannie Mae Pool	6.000		08-01-38	21,969	25,214
Fannie Mae Pool	6.000		09-01-38	2,786	3,194
Fannie Mae Pool	6.000		10-01-38	51,588	58,940
Fannie Mae Pool	6.000		10-01-38	5,076	5,781
Fannie Mae Pool	6.000		07-01-39	117,345	133,974
Fannie Mae Pool	6.000		09-01-39	119,308	135,958
Fannie Mae Pool	6.000		04-01-40	28,639	32,634
Fannie Mae Pool	6.000		10-01-40	71,720	82,307
Fannie Mae Pool (P)	6.059		09-01-36	4,976	5,336
Fannie Mae Pool	6.500		11-01-15	69	70
Fannie Mae Pool	6.500		06-01-17	816	852
Fannie Mae Pool	6.500		07-01-32	8,318	9,742
Fannie Mae Pool	6.500		07-01-32	7,202	8,407
Fannie Mae Pool	6.500		07-01-32	128,549	150,061
Fannie Mae Pool	6.500		09-01-32	1,227	1,433
Fannie Mae Pool	6.500		12-01-32	10,385	12,134
Fannie Mae Pool	6.500		10-01-35	173,473	203,172
Fannie Mae Pool	6.500		03-01-36	167,036	192,394
Fannie Mae Pool	6.500		05-01-36	3,258	3,746
Fannie Mae Pool	6.500		07-01-36	48,520	55,932
Fannie Mae Pool	6.500		09-01-36	39,307	45,369
Fannie Mae Pool	6.500		04-01-38	2,554	2,940
Fannie Mae Pool	6.500		05-01-40	14,898	17,143
Fannie Mae Pool	6.500		05-01-40	13,863	15,943
Fannie Mae Pool	7.000		12-01-29	570	670
Fannie Mae Pool	7.000		02-01-30	87	101
Fannie Mae Pool	7.000		04-01-37	10,192	11,989
Fannie Mae Pool	7.125		01-15-30	365,000	552,430

SEE NOTES TO FUND'S INVESTMENTS9

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
Government National Mortgage Association
Ginnie Mae Pool	2.500		12-20-42		501,909	$495,330
Ginnie Mae Pool	2.500		01-20-43		1,451,354	1,432,328
Ginnie Mae Pool	2.500		02-20-43		842,655	831,609
Ginnie Mae Pool	2.500		05-20-43		61,200	60,397
Ginnie Mae Pool	2.500		06-20-43		31,408	30,996
Ginnie Mae Pool	2.500		03-20-45		1,267,819	1,250,803
Ginnie Mae Pool (C)	3.000			TBA	9,380,000	9,603,740
Ginnie Mae Pool	3.000		07-20-42		1,632,042	1,676,326
Ginnie Mae Pool	3.000		09-15-42		1,784,858	1,830,430
Ginnie Mae Pool	3.000		12-20-42		2,701,724	2,771,656
Ginnie Mae Pool	3.000		02-20-43		437,547	448,735
Ginnie Mae Pool	3.000		02-20-43		506,919	520,040
Ginnie Mae Pool	3.000		03-20-43		1,685,938	1,727,997
Ginnie Mae Pool	3.000		05-20-43		153,574	157,549
Ginnie Mae Pool	3.000		09-20-44		2,213,613	2,268,835
Ginnie Mae Pool (P)	3.000		10-20-44		17,785	18,557
Ginnie Mae Pool (P)	3.000		11-20-44		93,069	97,295
Ginnie Mae Pool	3.000		12-20-44		1,359,285	1,393,194
Ginnie Mae Pool (C)	3.500			TBA	45,000	47,237
Ginnie Mae Pool	3.500		09-15-41		1,285,524	1,348,824
Ginnie Mae Pool	3.500		01-15-42		884,196	928,010
Ginnie Mae Pool	3.500		01-15-42		92,899	97,503
Ginnie Mae Pool	3.500		05-20-42		1,144,125	1,202,071
Ginnie Mae Pool	3.500		07-15-42		69,880	73,343
Ginnie Mae Pool	3.500		08-20-42		171,174	179,843
Ginnie Mae Pool	3.500		08-20-42		455,634	480,277
Ginnie Mae Pool	3.500		09-20-42		2,041,100	2,144,475
Ginnie Mae Pool	3.500		10-20-42		971,704	1,020,917
Ginnie Mae Pool	3.500		12-20-42		2,438,197	2,561,683
Ginnie Mae Pool	3.500		02-20-43		325,276	341,547
Ginnie Mae Pool	3.500		02-20-43		1,921,960	2,019,301
Ginnie Mae Pool	3.500		03-20-43		1,455,190	1,527,981
Ginnie Mae Pool	3.500		04-20-43		69,979	73,523
Ginnie Mae Pool	3.500		05-20-43		2,468,290	2,593,300
Ginnie Mae Pool	3.500		06-20-43		809,105	849,325
Ginnie Mae Pool	3.500		11-20-44		713,053	748,721
Ginnie Mae Pool	3.500		03-20-45		1,918,267	2,016,020
Ginnie Mae Pool	3.500		04-20-45		3,227,915	3,392,407
Ginnie Mae Pool	4.000		08-20-39		11,312	12,165
Ginnie Mae Pool	4.000		05-20-40		430,859	463,341
Ginnie Mae Pool	4.000		08-15-40		61,926	66,594
Ginnie Mae Pool	4.000		08-20-40		69,967	75,242
Ginnie Mae Pool	4.000		09-15-40		86,967	93,523
Ginnie Mae Pool	4.000		09-20-40		364,941	392,454
Ginnie Mae Pool	4.000		10-20-40		1,700,986	1,826,566
Ginnie Mae Pool	4.000		11-20-40		925,558	995,662
Ginnie Mae Pool	4.000		12-20-40		600,138	644,445
Ginnie Mae Pool	4.000		01-20-41		649,508	697,460
Ginnie Mae Pool	4.000		05-20-41		923,341	991,834
Ginnie Mae Pool	4.000		07-15-41		84,396	90,842
Ginnie Mae Pool	4.000		10-15-41		315,667	339,774
Ginnie Mae Pool	4.000		10-20-41		771,980	825,626
Ginnie Mae Pool	4.000		07-20-42		1,663,465	1,779,063

10SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Ginnie Mae Pool	4.000		04-20-43	255,863	$273,644
Ginnie Mae Pool	4.000		07-20-43	148,428	158,743
Ginnie Mae Pool	4.000		12-20-44	6,069,491	6,472,306
Ginnie Mae Pool	4.000		02-20-45	5,190,485	5,534,963
Ginnie Mae Pool	4.000		03-20-45	1,929,246	2,067,534
Ginnie Mae Pool	4.500		05-15-39	261,368	290,139
Ginnie Mae Pool	4.500		06-15-39	602,646	664,464
Ginnie Mae Pool	4.500		08-15-39	241,279	264,521
Ginnie Mae Pool	4.500		10-20-39	276,935	303,611
Ginnie Mae Pool	4.500		11-20-39	45,937	50,362
Ginnie Mae Pool	4.500		12-20-39	848,631	930,378
Ginnie Mae Pool	4.500		02-20-40	207,985	228,020
Ginnie Mae Pool	4.500		03-20-40	156,876	171,988
Ginnie Mae Pool	4.500		05-20-40	1,120,703	1,228,658
Ginnie Mae Pool	4.500		06-15-40	4,175,299	4,612,727
Ginnie Mae Pool	4.500		06-15-40	239,344	262,399
Ginnie Mae Pool	4.500		06-15-40	175,222	192,101
Ginnie Mae Pool	4.500		07-15-40	368,636	404,146
Ginnie Mae Pool	4.500		07-20-40	767,311	841,225
Ginnie Mae Pool	4.500		09-20-40	1,496,140	1,640,261
Ginnie Mae Pool	4.500		10-20-40	242,112	265,434
Ginnie Mae Pool	4.500		11-20-40	2,017,020	2,208,165
Ginnie Mae Pool	4.500		02-20-41	557,727	610,580
Ginnie Mae Pool	4.500		03-20-41	48,057	52,611
Ginnie Mae Pool	4.500		09-20-41	177,407	192,480
Ginnie Mae Pool	5.000		02-15-18	1,507	1,569
Ginnie Mae Pool	5.000		06-15-18	1,605	1,674
Ginnie Mae Pool	5.000		06-15-18	5,195	5,443
Ginnie Mae Pool	5.000		06-15-18	1,198	1,251
Ginnie Mae Pool	5.000		07-15-18	1,345	1,402
Ginnie Mae Pool	5.000		07-15-18	6,393	6,691
Ginnie Mae Pool	5.000		07-15-18	12,168	12,736
Ginnie Mae Pool	5.000		07-15-18	3,181	3,311
Ginnie Mae Pool	5.000		07-15-18	4,021	4,209
Ginnie Mae Pool	5.000		08-15-18	4,238	4,445
Ginnie Mae Pool	5.000		02-15-19	16,304	17,168
Ginnie Mae Pool	5.000		06-15-20	16,685	17,779
Ginnie Mae Pool	5.000		06-15-20	2,191	2,345
Ginnie Mae Pool	5.000		06-20-33	15,466	17,331
Ginnie Mae Pool	5.000		08-15-33	8,959	10,134
Ginnie Mae Pool	5.000		08-15-33	3,729	4,179
Ginnie Mae Pool	5.000		08-20-33	13,765	15,424
Ginnie Mae Pool	5.000		09-15-33	135,886	152,374
Ginnie Mae Pool	5.000		11-15-33	23,656	26,754
Ginnie Mae Pool	5.000		02-15-34	32,074	36,254
Ginnie Mae Pool	5.000		04-15-34	12,793	14,473
Ginnie Mae Pool	5.000		10-15-34	3,865	4,370
Ginnie Mae Pool	5.000		12-20-34	12,395	13,916
Ginnie Mae Pool	5.000		11-15-35	47,162	52,959
Ginnie Mae Pool	5.000		12-20-35	109,465	122,860
Ginnie Mae Pool	5.000		01-20-36	41,829	46,947
Ginnie Mae Pool	5.000		05-20-36	9,309	10,429
Ginnie Mae Pool	5.000		09-15-39	71,486	80,770
Ginnie Mae Pool	5.000		10-20-39	1,193,930	1,337,807

SEE NOTES TO FUND'S INVESTMENTS11

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Ginnie Mae Pool	5.000		01-20-40	49,559	$55,531
Ginnie Mae Pool	5.000		02-20-40	16,289	18,251
Ginnie Mae Pool	5.000		05-20-40	1,240,324	1,389,793
Ginnie Mae Pool	5.000		06-15-40	284,473	318,755
Ginnie Mae Pool	5.000		06-20-40	100,239	112,319
Ginnie Mae Pool	5.000		07-20-40	123,791	138,709
Ginnie Mae Pool	5.000		09-15-40	743,396	832,981
Ginnie Mae Pool	5.000		09-20-40	175,845	197,035
Ginnie Mae Pool	5.000		03-20-41	808,166	903,031
Ginnie Mae Pool	5.000		04-20-41	271,287	303,131
Ginnie Mae Pool	5.000		09-20-41	174,459	194,937
Ginnie Mae Pool	5.000		04-20-44	146,478	161,633
Ginnie Mae Pool	5.000		10-20-44	486,851	537,222
Ginnie Mae Pool	5.500		02-15-29	2,215	2,517
Ginnie Mae Pool	5.500		03-15-29	3,224	3,664
Ginnie Mae Pool	5.500		10-20-32	58,981	66,438
Ginnie Mae Pool	5.500		02-20-33	498,585	561,895
Ginnie Mae Pool	5.500		04-15-33	241,481	277,082
Ginnie Mae Pool	5.500		07-15-33	230,125	261,830
Ginnie Mae Pool	5.500		07-15-33	32,617	37,448
Ginnie Mae Pool	5.500		07-15-33	407,570	468,071
Ginnie Mae Pool	5.500		09-15-33	101,737	116,059
Ginnie Mae Pool	5.500		09-20-33	21,099	23,790
Ginnie Mae Pool	5.500		11-20-33	9,421	10,625
Ginnie Mae Pool	5.500		12-15-33	19,895	22,833
Ginnie Mae Pool	5.500		12-15-33	323,467	370,983
Ginnie Mae Pool	5.500		12-20-33	3,820	4,309
Ginnie Mae Pool	5.500		03-15-34	43,101	49,122
Ginnie Mae Pool	5.500		07-20-34	64,390	72,674
Ginnie Mae Pool	5.500		10-20-34	183,513	207,323
Ginnie Mae Pool	5.500		02-20-35	42,754	48,308
Ginnie Mae Pool	5.500		05-20-35	3,379	3,820
Ginnie Mae Pool	5.500		07-20-35	138,936	157,286
Ginnie Mae Pool	5.500		08-20-35	44,275	50,122
Ginnie Mae Pool	5.500		09-20-35	383,413	434,054
Ginnie Mae Pool	5.500		01-20-36	478,583	541,793
Ginnie Mae Pool	5.500		02-20-36	2,622	2,969
Ginnie Mae Pool	5.500		01-20-40	537,494	612,328
Ginnie Mae Pool	5.500		10-20-40	1,440	1,629
Ginnie Mae Pool	6.000		02-15-16	120	121
Ginnie Mae Pool	6.000		03-15-16	251	256
Ginnie Mae Pool	6.000		03-15-16	31	31
Ginnie Mae Pool	6.000		03-15-16	480	489
Ginnie Mae Pool	6.000		03-15-16	384	391
Ginnie Mae Pool	6.000		04-20-16	32	32
Ginnie Mae Pool	6.000		05-15-16	59	60
Ginnie Mae Pool	6.000		06-15-16	62	63
Ginnie Mae Pool	6.000		06-15-16	299	305
Ginnie Mae Pool	6.000		06-15-16	97	99
Ginnie Mae Pool	6.000		07-15-16	1,400	1,428
Ginnie Mae Pool	6.000		07-15-16	428	437
Ginnie Mae Pool	6.000		08-15-16	837	858
Ginnie Mae Pool	6.000		08-20-16	131	134
Ginnie Mae Pool	6.000		09-15-16	778	797

12SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Ginnie Mae Pool	6.000		09-20-16	5,320	$5,469
Ginnie Mae Pool	6.000		10-20-16	2,738	2,809
Ginnie Mae Pool	6.000		01-15-17	161	163
Ginnie Mae Pool	6.000		02-20-17	2,538	2,618
Ginnie Mae Pool	6.000		04-20-17	5,125	5,303
Ginnie Mae Pool	6.000		05-15-17	415	431
Ginnie Mae Pool	6.000		05-20-17	1,857	1,927
Ginnie Mae Pool	6.000		06-15-17	1,193	1,241
Ginnie Mae Pool	6.000		06-20-17	1,532	1,592
Ginnie Mae Pool	6.000		07-15-17	647	670
Ginnie Mae Pool	6.000		07-15-17	2,706	2,822
Ginnie Mae Pool	6.000		07-15-17	1,048	1,091
Ginnie Mae Pool	6.000		07-15-17	1,935	2,015
Ginnie Mae Pool	6.000		07-15-17	530	551
Ginnie Mae Pool	6.000		09-15-17	2,253	2,354
Ginnie Mae Pool	6.000		09-15-17	2,143	2,238
Ginnie Mae Pool	6.000		09-15-17	408	426
Ginnie Mae Pool	6.000		09-15-17	1,276	1,333
Ginnie Mae Pool	6.000		10-15-17	322	334
Ginnie Mae Pool	6.000		10-15-17	616	647
Ginnie Mae Pool	6.000		10-15-17	1,458	1,522
Ginnie Mae Pool	6.000		10-15-17	611	637
Ginnie Mae Pool	6.000		10-15-17	871	907
Ginnie Mae Pool	6.000		10-15-17	1,566	1,640
Ginnie Mae Pool	6.000		10-15-17	1,524	1,589
Ginnie Mae Pool	6.000		11-15-17	711	747
Ginnie Mae Pool	6.000		11-15-17	1,024	1,072
Ginnie Mae Pool	6.000		11-15-17	1,566	1,634
Ginnie Mae Pool	6.000		11-15-17	23	23
Ginnie Mae Pool	6.000		11-15-17	2,193	2,300
Ginnie Mae Pool	6.000		11-15-17	2,347	2,455
Ginnie Mae Pool	6.000		11-15-17	245	257
Ginnie Mae Pool	6.000		12-15-17	1,581	1,658
Ginnie Mae Pool	6.000		12-15-17	1,159	1,218
Ginnie Mae Pool	6.000		12-15-17	1,426	1,501
Ginnie Mae Pool	6.000		12-15-17	612	642
Ginnie Mae Pool	6.000		01-15-18	1,257	1,325
Ginnie Mae Pool	6.000		01-15-18	1,516	1,592
Ginnie Mae Pool	6.000		01-15-18	1,788	1,880
Ginnie Mae Pool	6.000		01-15-18	311	315
Ginnie Mae Pool	6.000		01-15-18	2,913	3,060
Ginnie Mae Pool	6.000		02-15-18	1,327	1,395
Ginnie Mae Pool	6.000		02-15-18	766	806
Ginnie Mae Pool	6.000		02-15-18	30,893	32,447
Ginnie Mae Pool	6.000		02-15-18	208	213
Ginnie Mae Pool	6.000		08-20-18	1,818	1,921
Ginnie Mae Pool	6.000		07-20-19	4,945	5,288
Ginnie Mae Pool	6.000		08-20-19	2,814	2,996
Ginnie Mae Pool	6.000		10-20-19	1,341	1,437
Ginnie Mae Pool	6.000		10-20-20	18,855	20,350
Ginnie Mae Pool	6.000		04-20-28	11,220	12,891
Ginnie Mae Pool	6.000		11-20-28	79,699	91,507
Ginnie Mae Pool	6.000		01-20-29	246,104	282,850
Ginnie Mae Pool	6.000		02-20-29	62,908	72,277

SEE NOTES TO FUND'S INVESTMENTS13

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Ginnie Mae Pool	6.000		01-20-32	5,078	$5,871
Ginnie Mae Pool	6.000		08-20-32	41,346	47,693
Ginnie Mae Pool	6.000		11-20-32	20,463	23,621
Ginnie Mae Pool	6.000		01-20-33	42,088	48,440
Ginnie Mae Pool	6.000		03-20-33	32,926	37,889
Ginnie Mae Pool	6.000		06-20-33	16,546	19,045
Ginnie Mae Pool	6.000		08-15-33	29,696	34,675
Ginnie Mae Pool	6.000		08-20-33	1,613	1,857
Ginnie Mae Pool	6.000		09-20-33	6,384	7,353
Ginnie Mae Pool	6.000		10-20-33	157,639	180,909
Ginnie Mae Pool	6.000		11-20-33	520,765	597,718
Ginnie Mae Pool	6.000		01-15-34	425,699	494,268
Ginnie Mae Pool	6.000		01-20-34	2,280	2,618
Ginnie Mae Pool	6.000		02-20-34	557,122	639,749
Ginnie Mae Pool	6.000		04-15-34	67,334	78,717
Ginnie Mae Pool	6.000		07-15-34	116,382	135,063
Ginnie Mae Pool	6.000		08-20-34	226,437	259,304
Ginnie Mae Pool	6.000		09-20-34	297,686	340,932
Ginnie Mae Pool	6.000		03-15-36	64,376	74,233
Ginnie Mae Pool	6.000		04-15-36	152,112	176,109
Ginnie Mae Pool	6.000		04-15-36	279,316	325,945
Ginnie Mae Pool	6.000		07-15-36	72,505	83,862
Ginnie Mae Pool	6.000		12-20-36	55,335	62,889
Ginnie Mae Pool	6.000		11-15-37	5,604	6,403
Ginnie Mae Pool	6.000		01-15-38	1,692	1,932
Ginnie Mae Pool	6.000		03-15-38	2,640	3,016
Ginnie Mae Pool	6.000		07-15-38	14,415	16,552
Ginnie Mae Pool	6.000		09-20-38	109,803	124,522
Ginnie Mae Pool	6.000		02-20-39	12,624	14,372
Ginnie Mae Pool	6.000		04-20-44	256,515	292,525
Ginnie Mae Pool	6.000		06-20-44	49,832	56,493
Ginnie Mae Pool	6.500		08-15-16	581	596
Ginnie Mae Pool	6.500		09-15-16	217	223
Ginnie Mae Pool	6.500		10-15-16	219	227
Ginnie Mae Pool	6.500		12-15-23	105,218	118,993
Ginnie Mae Pool	6.500		05-15-24	11,366	12,872
Ginnie Mae Pool	6.500		08-15-24	60,065	68,025
Ginnie Mae Pool	6.500		10-15-24	90,160	102,179
Ginnie Mae Pool	6.500		03-15-26	348	401
Ginnie Mae Pool	6.500		03-20-26	3,470	3,991
Ginnie Mae Pool	6.500		04-15-26	447	502
Ginnie Mae Pool	6.500		05-15-26	926	1,071
Ginnie Mae Pool	6.500		05-15-26	632	727
Ginnie Mae Pool	6.500		05-15-26	376	434
Ginnie Mae Pool	6.500		01-15-27	575	662
Ginnie Mae Pool	6.500		08-15-27	389	453
Ginnie Mae Pool	6.500		11-15-27	71,665	82,480
Ginnie Mae Pool	6.500		01-15-28	1,875	2,176
Ginnie Mae Pool	6.500		04-15-28	287	335
Ginnie Mae Pool	6.500		04-15-28	314	363
Ginnie Mae Pool	6.500		05-15-28	379	442
Ginnie Mae Pool	6.500		05-15-28	1,265	1,476
Ginnie Mae Pool	6.500		05-15-28	992	1,156
Ginnie Mae Pool	6.500		06-15-28	59,600	69,335

14SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Ginnie Mae Pool	6.500		06-15-28	1,404	$1,638
Ginnie Mae Pool	6.500		08-15-28	255	281
Ginnie Mae Pool	6.500		08-15-28	127	147
Ginnie Mae Pool	6.500		08-15-28	734	839
Ginnie Mae Pool	6.500		08-15-28	431	505
Ginnie Mae Pool	6.500		08-15-28	1,006	1,169
Ginnie Mae Pool	6.500		08-15-28	274	321
Ginnie Mae Pool	6.500		08-20-28	70,708	82,350
Ginnie Mae Pool	6.500		09-15-28	907	1,062
Ginnie Mae Pool	6.500		09-15-28	553	644
Ginnie Mae Pool	6.500		09-15-28	368	430
Ginnie Mae Pool	6.500		09-15-28	348	406
Ginnie Mae Pool	6.500		10-15-28	607	710
Ginnie Mae Pool	6.500		10-15-28	1,523	1,782
Ginnie Mae Pool	6.500		10-20-28	5,709	6,627
Ginnie Mae Pool	6.500		11-20-28	44,141	51,223
Ginnie Mae Pool	6.500		02-15-29	3,006	3,508
Ginnie Mae Pool	6.500		02-20-29	35,798	41,615
Ginnie Mae Pool	6.500		03-15-29	1,283	1,499
Ginnie Mae Pool	6.500		04-15-29	279	317
Ginnie Mae Pool	6.500		04-20-29	326	379
Ginnie Mae Pool	6.500		06-15-29	840	972
Ginnie Mae Pool	6.500		07-15-29	1,798	2,107
Ginnie Mae Pool	6.500		03-15-31	86,730	101,699
Ginnie Mae Pool	6.500		05-15-31	244	287
Ginnie Mae Pool	6.500		06-15-31	346	400
Ginnie Mae Pool	6.500		06-15-31	2,832	3,325
Ginnie Mae Pool	6.500		08-15-31	520	608
Ginnie Mae Pool	6.500		08-15-31	759	892
Ginnie Mae Pool	6.500		08-20-31	218,548	255,291
Ginnie Mae Pool	6.500		09-15-31	494	582
Ginnie Mae Pool	6.500		10-20-31	39,971	46,735
Ginnie Mae Pool	6.500		08-15-32	849	995
Ginnie Mae Pool	6.500		08-15-32	1,896	2,220
Ginnie Mae Pool	6.500		09-20-32	219,694	256,435
Ginnie Mae Pool	6.500		02-15-33	8,132	9,522
Ginnie Mae Pool	6.500		02-15-33	1,341	1,570
Ginnie Mae Pool	6.500		02-15-33	10,708	12,519
Ginnie Mae Pool	6.500		02-15-33	6,295	7,371
Ginnie Mae Pool	6.500		02-15-33	4,462	5,226
Ginnie Mae Pool	6.500		03-15-33	5,491	6,432
Ginnie Mae Pool	6.500		12-20-33	3,317	3,849
Ginnie Mae Pool	6.500		05-15-40	19,383	22,728
Ginnie Mae Pool	7.000		04-15-17	597	621
Ginnie Mae Pool	7.000		05-15-17	388	405
Ginnie Mae Pool	7.000		05-15-17	144	150
Ginnie Mae Pool	7.000		05-15-17	174	182
Ginnie Mae Pool	7.000		05-15-17	284	298
Ginnie Mae Pool	7.000		12-20-23	453	516
Ginnie Mae Pool	7.000		01-15-24	252	289
Ginnie Mae Pool	7.000		01-15-24	1,109	1,266
Ginnie Mae Pool	7.000		01-15-24	214	243
Ginnie Mae Pool	7.000		01-15-24	1,143	1,310
Ginnie Mae Pool	7.000		01-15-24	308	345

SEE NOTES TO FUND'S INVESTMENTS15

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Ginnie Mae Pool	7.000		01-15-24	451	$515
Ginnie Mae Pool	7.000		01-15-24	161	183
Ginnie Mae Pool	7.000		01-15-24	333	377
Ginnie Mae Pool	7.000		04-15-24	849	977
Ginnie Mae Pool	7.000		04-15-24	449	518
Ginnie Mae Pool	7.000		05-15-24	316	360
Ginnie Mae Pool	7.000		05-15-24	223	257
Ginnie Mae Pool	7.000		06-15-24	417	473
Ginnie Mae Pool	7.000		07-15-24	842	972
Ginnie Mae Pool	7.000		07-15-24	95	107
Ginnie Mae Pool	7.000		08-15-24	1,568	1,767
Ginnie Mae Pool	7.000		01-15-26	172	199
Ginnie Mae Pool	7.000		01-15-26	17,297	20,077
Ginnie Mae Pool	7.000		01-15-26	217	252
Ginnie Mae Pool	7.000		02-15-26	240	280
Ginnie Mae Pool	7.000		02-15-26	333	389
Ginnie Mae Pool	7.000		02-15-26	608	707
Ginnie Mae Pool	7.000		04-15-26	225	259
Ginnie Mae Pool	7.000		05-15-26	444	516
Ginnie Mae Pool	7.000		10-15-26	361	420
Ginnie Mae Pool	7.000		03-15-27	1,113	1,265
Ginnie Mae Pool	7.000		03-15-27	425	498
Ginnie Mae Pool	7.000		08-15-27	716	844
Ginnie Mae Pool	7.000		10-15-27	538	627
Ginnie Mae Pool	7.000		11-15-27	752	883
Ginnie Mae Pool	7.000		11-20-27	43,957	51,312
Ginnie Mae Pool	7.000		12-20-27	35,788	41,794
Ginnie Mae Pool	7.000		01-15-28	1,251	1,472
Ginnie Mae Pool	7.000		01-15-28	479	563
Ginnie Mae Pool	7.000		01-15-28	1,622	1,910
Ginnie Mae Pool	7.000		01-15-28	777	913
Ginnie Mae Pool	7.000		01-15-28	405	477
Ginnie Mae Pool	7.000		01-15-28	888	1,042
Ginnie Mae Pool	7.000		01-15-28	152	179
Ginnie Mae Pool	7.000		01-15-28	312	368
Ginnie Mae Pool	7.000		01-15-28	466	540
Ginnie Mae Pool	7.000		01-15-28	183	211
Ginnie Mae Pool	7.000		01-15-28	310	366
Ginnie Mae Pool	7.000		01-20-28	785	917
Ginnie Mae Pool	7.000		04-15-28	778	916
Ginnie Mae Pool	7.000		04-15-28	11,355	13,387
Ginnie Mae Pool	7.000		05-15-28	691	811
Ginnie Mae Pool	7.000		05-15-28	239	282
Ginnie Mae Pool	7.000		05-15-28	1,253	1,481
Ginnie Mae Pool	7.000		05-20-28	1,482	1,731
Ginnie Mae Pool	7.000		06-15-28	288	341
Ginnie Mae Pool	7.000		06-15-28	3,752	4,416
Ginnie Mae Pool	7.000		07-15-28	1,358	1,594
Ginnie Mae Pool	7.000		07-15-28	216	255
Ginnie Mae Pool	7.000		07-15-28	11,314	13,317
Ginnie Mae Pool	7.000		07-15-28	726	857
Ginnie Mae Pool	7.000		07-15-28	6,182	7,253
Ginnie Mae Pool	7.000		07-15-28	6,445	7,563
Ginnie Mae Pool	7.000		07-15-28	1,297	1,527

16SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Ginnie Mae Pool	7.000		07-15-28	528	$622
Ginnie Mae Pool	7.000		08-15-28	450	532
Ginnie Mae Pool	7.000		08-15-28	552	653
Ginnie Mae Pool	7.000		09-15-28	531	628
Ginnie Mae Pool	7.000		09-15-28	181	212
Ginnie Mae Pool	7.000		10-15-28	4,431	5,224
Ginnie Mae Pool	7.000		11-15-28	1,598	1,882
Ginnie Mae Pool	7.000		11-15-28	459	541
Ginnie Mae Pool	7.000		11-20-28	1,494	1,754
Ginnie Mae Pool	7.000		01-15-29	1,041	1,232
Ginnie Mae Pool	7.000		03-15-29	589	697
Ginnie Mae Pool	7.000		03-15-29	163	189
Ginnie Mae Pool	7.000		04-15-29	1,407	1,651
Ginnie Mae Pool	7.000		05-15-29	255	301
Ginnie Mae Pool	7.000		06-20-29	819	962
Ginnie Mae Pool	7.000		07-15-29	1,054	1,238
Ginnie Mae Pool	7.000		07-15-29	383	450
Ginnie Mae Pool	7.000		08-15-29	19,421	22,958
Ginnie Mae Pool	7.000		08-15-29	11,123	13,158
Ginnie Mae Pool	7.000		08-20-29	5,328	6,270
Ginnie Mae Pool	7.000		09-20-29	42,296	49,823
Ginnie Mae Pool	7.000		10-20-29	1,296	1,523
Ginnie Mae Pool	7.000		08-20-30	1,140	1,351
Ginnie Mae Pool	7.000		10-20-30	4,688	5,555
Ginnie Mae Pool	7.000		02-20-31	859	1,016
Ginnie Mae Pool	7.000		03-20-31	35,686	42,225
Ginnie Mae Pool	7.000		04-15-31	616	730
Ginnie Mae Pool	7.000		04-15-31	492	584
Ginnie Mae Pool	7.000		04-20-31	1,946	2,306
Ginnie Mae Pool	7.000		05-20-31	1,345	1,593
Ginnie Mae Pool	7.000		06-15-31	21,791	25,884
Ginnie Mae Pool	7.000		07-15-31	108,017	127,965
Ginnie Mae Pool	7.000		07-15-31	412	489
Ginnie Mae Pool	7.000		07-20-31	1,146	1,357
Ginnie Mae Pool	7.000		08-15-31	400	474
Ginnie Mae Pool	7.000		08-15-31	345	410
Ginnie Mae Pool	7.000		08-15-31	916	1,089
Ginnie Mae Pool	7.000		09-15-31	839	999
Ginnie Mae Pool	7.000		09-15-31	2,320	2,752
Ginnie Mae Pool	7.000		09-15-31	886	1,052
Ginnie Mae Pool	7.000		11-15-31	766	911
Ginnie Mae Pool	7.000		11-15-31	496	588
Ginnie Mae Pool	7.000		12-15-31	1,084	1,280
Ginnie Mae Pool	7.000		12-15-31	883	1,050
Ginnie Mae Pool	7.000		02-15-32	509	595
Ginnie Mae Pool	7.000		05-15-32	435	516
Ginnie Mae Pool	7.000		05-15-32	484	574
Ginnie Mae Pool	7.000		07-15-32	422	499
Ginnie Mae Pool	7.000		08-15-32	1,213	1,430
Ginnie Mae Pool	7.000		12-20-32	56,156	64,643
Ginnie Mae Pool	7.000		01-20-34	1,541	1,833
Ginnie Mae Pool	7.000		12-15-34	57,152	67,745
Ginnie Mae Pool	9.250		02-15-17	97	103
Ginnie Mae Pool	9.250		11-15-19	648	734

SEE NOTES TO FUND'S INVESTMENTS17

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
U.S. Government Agency (continued)
Ginnie Mae Pool	9.250		12-15-19	445		$506
Ginnie Mae Pool	9.750		07-15-17	108		116
Ginnie Mae Pool	9.750		02-15-21	1,329		1,557
Ginnie Mae Pool	10.250		11-15-20	1,339		1,577
Foreign government obligations 13.3%						$125,743,470
(Cost $135,004,235)
Argentina 0.3%						2,866,259
Republic of Argentina (H)	2.260		12-31-38	EUR	520,000	307,832
Republic of Argentina	7.000		10-03-15		200,000	198,900
Republic of Argentina	7.000		04-17-17		903,000	885,843
Republic of Argentina (H)	8.280		12-31-33		224,326	223,765
Republic of Argentina (H)	8.750		06-02-17		120,000	116,520
Republic of Argentina	8.750		05-07-24		1,152,414	1,133,399
Australia 0.2%						1,391,707
New South Wales Treasury Corp.	4.000		04-20-23	AUD	1,055,000	871,947
New South Wales Treasury Corp.	6.000		03-01-22	AUD	565,000	519,760
Austria 0.1%						1,152,082
Republic of Austria (S)	3.150		06-20-44	EUR	98,000	156,824
Republic of Austria (S)	3.400		11-22-22	EUR	39,000	52,257
Republic of Austria (S)	3.900		07-15-20	EUR	200,000	261,945
Republic of Austria (S)	3.900		07-15-20	EUR	520,000	681,056
Barbados 0.0%						88,694
Government of Barbados	6.625		12-05-35		100,000	88,694
Belgium 0.1%						937,654
Kingdom of Belgium	4.000		03-28-22	EUR	349,000	477,133
Kingdom of Belgium (S)	5.000		03-28-35	EUR	257,000	460,521
Bermuda 0.1%						728,761
Government of Bermuda (S)	4.138		01-03-23		200,000	205,061
Government of Bermuda (S)	4.854		02-06-24		280,000	301,700
Government of Bermuda (S)	5.603		07-20-20		200,000	222,000
Brazil 1.4%						13,225,595
Banco Nacional de Desenvolvimento Economico e Social	5.750		09-26-23		600,000	628,800
Federative Republic of Brazil	2.625		01-05-23		290,000	262,450
Federative Republic of Brazil	2.875		04-01-21	EUR	100,000	111,615
Federative Republic of Brazil	4.250		01-07-25		360,000	354,240
Federative Republic of Brazil	5.625		01-07-41		1,410,000	1,431,150
Federative Republic of Brazil	6.000		05-15-17	BRL	760,000	627,030
Federative Republic of Brazil	6.000		08-15-20	BRL	739,000	614,766
Federative Republic of Brazil	6.000		08-15-22	BRL	771,000	645,477
Federative Republic of Brazil	6.000		08-15-24	BRL	869,000	725,798
Federative Republic of Brazil	6.000		05-15-45	BRL	139,000	117,559
Federative Republic of Brazil	6.000		08-15-50	BRL	45,000	38,833
Federative Republic of Brazil	10.000		01-01-17	BRL	11,048,000	3,454,210
Federative Republic of Brazil	10.000		01-01-18	BRL	524,000	161,774
Federative Republic of Brazil	10.000		01-01-21	BRL	7,980,000	2,382,665
Federative Republic of Brazil	10.000		01-01-23	BRL	3,952,000	1,160,355
Federative Republic of Brazil	10.000		01-01-25	BRL	1,758,000	508,873
Bulgaria 0.0%						271,973
Republic of Bulgaria	2.000		03-26-22	EUR	155,000	167,257

18SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Bulgaria (continued)
Republic of Bulgaria	2.625		03-26-27	EUR	100,000	$104,716
Canada 0.4%						3,728,244
Government of Canada	2.750		06-01-22	CAD	193,000	170,618
Government of Canada	3.500		06-01-20	CAD	510,000	461,354
Government of Canada	3.500		12-01-45	CAD	170,000	176,138
Province of British Columbia	3.700		12-18-20	CAD	816,000	734,249
Province of Manitoba	1.300		04-03-17		380,000	383,574
Province of Manitoba	3.050		05-14-24		60,000	62,734
Province of Ontario	1.200		02-14-18		125,000	125,102
Province of Ontario	2.500		09-10-21		560,000	572,995
Province of Ontario	2.850		06-02-23	CAD	520,000	441,858
Province of Ontario	3.500		06-02-43	CAD	99,000	86,436
Province of Quebec	3.500		12-01-22	CAD	135,000	120,027
Province of Quebec	5.000		12-01-38	CAD	370,000	393,159
Chile 0.1%						473,249
Bonos del Banco Central de Chile en Pesos	4.500		04-01-20	CLP	105,000,000	171,950
Republic of Chile	1.625		01-30-25	EUR	100,000	111,066
Republic of Chile	6.000		03-01-23	CLP	105,000,000	190,233
China 0.2%						1,741,473
Republic of China	1.940		08-18-18	CNY	7,000,000	1,095,392
Republic of China	2.480		12-01-20	CNY	500,000	77,968
Republic of China	3.000		11-21-19	CNY	500,000	80,508
Republic of China	3.090		06-29-20	CNY	500,000	80,504
Republic of China	3.100		06-29-22	CNY	1,000,000	158,730
Republic of China	3.800		05-22-21	CNY	1,500,000	248,371
Colombia 0.3%						2,738,976
Colombian Tes	7.500		08-26-26	COP	629,000,000	253,825
Republic of Colombia	5.000		11-21-18	COP	758,500,000	297,079
Republic of Colombia	5.000		06-15-45		400,000	394,500
Republic of Colombia	6.000		04-28-28	COP	502,700,000	174,772
Republic of Colombia	6.125		01-18-41		675,000	771,188
Republic of Colombia	10.000		07-24-24	COP	1,290,600,000	615,111
Republic of Columbia	7.000		05-04-22	COP	573,900,000	232,501
Croatia 0.0%						133,012
Republic of Croatia	5.875		07-09-18	EUR	110,000	133,012
Czech Republic 0.1%						791,162
Czech Republic	3.625		04-14-21	EUR	356,000	460,830
Czech Republic	3.875		05-24-22	EUR	247,000	330,332
Denmark 0.0%						405,884
Kingdom of Denmark	1.750		11-15-25	DKK	466,000	76,019
Kingdom of Denmark	3.000		11-15-21	DKK	1,906,000	329,865
Dominican Republic 0.1%						807,450
Government of Dominican Republic (S)	5.500		01-27-25		255,000	258,825
Government of Dominican Republic (S)	6.600		01-28-24		100,000	108,750
Government of Dominican Republic	6.850		01-27-45		315,000	326,025
Government of Dominican Republic (S)	6.850		01-27-45		110,000	113,850
Ecuador 0.0%						262,500
Republic of Ecuador (S)	10.500		03-24-20		250,000	262,500

SEE NOTES TO FUND'S INVESTMENTS19

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
El Salvador 0.1%						$555,100
Republic of El Salvador (S)	6.375		01-18-27		560,000	555,100
France 0.2%						2,220,185
Government of France	3.750		04-25-21	EUR	897,000	1,187,390
Government of France	4.000		10-25-38	EUR	625,000	1,032,795
Germany 0.4%						3,253,402
Federal Republic of Germany	0.500		02-15-25	EUR	887,000	974,592
Federal Republic of Germany	1.500		05-15-24	EUR	395,000	474,975
Federal Republic of Germany	2.500		07-04-44	EUR	973,000	1,444,617
Federal Republic of Germany	2.500		08-15-46	EUR	240,000	359,218
Ghana 0.0%						189,000
Republic of Ghana	8.125		01-18-26		200,000	189,000
Greece 0.0%						60,470
Republic of Greece (S)	3.375		07-17-17	EUR	80,000	60,470
Grenada 0.0%						29,400
Government of Grenada (H)	6.000		09-15-25		98,000	29,400
Hungary 0.1%						865,268
Republic of Hungary	6.000		11-24-23	HUF	16,760,000	70,742
Republic of Hungary	6.500		06-24-19	HUF	71,500,000	292,448
Republic of Hungary	7.000		06-24-22	HUF	115,020,000	502,078
Iceland 0.1%						1,027,099
Republic of Iceland (S)	4.875		06-16-16		425,000	439,909
Republic of Iceland	5.875		05-11-22		342,000	396,093
Republic of Iceland (S)	5.875		05-11-22		165,000	191,097
Indonesia 0.8%						7,912,407
Perusahaan Penerbit SBSN Indonesia III	3.300		11-21-22		220,000	212,300
Perusahaan Penerbit SBSN Indonesia III (S)	4.325		05-28-25		200,000	199,600
Republic of Indonesia (S)	2.875		07-08-21	EUR	130,000	147,241
Republic of Indonesia	3.375		04-15-23		400,000	385,500
Republic of Indonesia (S)	3.750		04-25-22		1,075,000	1,076,344
Republic of Indonesia	4.625		04-15-43		420,000	391,650
Republic of Indonesia (S)	4.875		05-05-21		220,000	237,875
Republic of Indonesia	5.250		01-17-42		300,000	302,250
Republic of Indonesia	5.625		05-15-23	IDR	4,550,000,000	293,493
Republic of Indonesia	6.125		05-15-28	IDR	19,038,000,000	1,189,155
Republic of Indonesia	7.000		05-15-22	IDR	7,188,000,000	510,400
Republic of Indonesia	7.000		05-15-27	IDR	8,593,000,000	586,448
Republic of Indonesia	7.750		01-17-38		300,000	393,000
Republic of Indonesia	7.750		01-17-38		50,000	65,500
Republic of Indonesia	7.875		04-15-19	IDR	880,000,000	66,146
Republic of Indonesia	8.250		07-15-21	IDR	2,129,000,000	162,187
Republic of Indonesia	8.250		06-15-32	IDR	4,155,000,000	309,017
Republic of Indonesia	8.375		03-15-24	IDR	10,287,000,000	787,628
Republic of Indonesia	9.500		05-15-41	IDR	2,102,000,000	172,862
Republic of Indonesia	10.000		09-15-24	IDR	5,040,000,000	423,811
Ireland 0.1%						1,240,401
Republic of Ireland	4.500		10-18-18	EUR	66,000	83,317
Republic of Ireland	4.500		04-18-20	EUR	316,000	414,931
Republic of Ireland	5.400		03-13-25	EUR	488,000	742,153

20SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Israel 0.0%						$283,413
Government of Israel	4.250		03-31-23	ILS	899,000	283,413
Italy 0.6%						5,658,147
Republic of Italy	1.700		09-15-18	EUR	404,068	471,507
Republic of Italy	3.500		12-01-18	EUR	746,000	904,657
Republic of Italy	3.750		03-01-21	EUR	363,000	456,855
Republic of Italy	4.250		09-01-19	EUR	376,000	473,840
Republic of Italy	4.250		03-01-20	EUR	320,000	407,223
Republic of Italy	4.500		08-01-18	EUR	879,000	1,089,171
Republic of Italy	4.500		02-01-20	EUR	314,000	402,942
Republic of Italy	4.750		09-01-21	EUR	325,000	431,016
Republic of Italy (S)	4.750		09-01-44	EUR	580,000	874,802
Republic of Italy	5.000		09-01-40	EUR	96,000	146,134
Ivory Coast 0.1%						873,413
Republic of Ivory Coast	5.375		07-23-24		330,000	314,738
Republic of Ivory Coast (P)	5.750		12-31-32		585,000	558,675
Jamaica 0.1%						921,738
Government of Jamaica	7.625		07-09-25		440,000	492,800
Government of Jamaica	8.000		06-24-19		220,000	242,749
Government of Jamaica	8.500		11-16-21		61,905	66,883
Government of Jamaica	10.625		06-20-17		105,000	119,306
Japan 1.2%						11,220,598
Government of Japan	0.100		02-15-16	JPY	161,000,000	1,298,105
Government of Japan	0.400		03-20-25	JPY	133,200,000	1,073,674
Government of Japan	1.200		12-20-34	JPY	201,900,000	1,632,554
Government of Japan	1.400		09-20-34	JPY	226,400,000	1,898,426
Government of Japan	1.500		06-20-34	JPY	21,650,000	184,920
Government of Japan	1.700		06-20-32	JPY	25,650,000	229,802
Government of Japan	1.700		09-20-44	JPY	168,500,000	1,429,876
Government of Japan	2.200		09-20-39	JPY	56,200,000	530,646
Government of Japan, CPI Linked Bond	0.100		09-10-23	JPY	108,556,800	938,890
Government of Japan, CPI Linked Bond	0.100		03-10-24	JPY	192,136,000	1,663,300
Government of Japan, CPI Linked Bond	0.100		09-10-24	JPY	39,103,500	340,405
Kenya 0.0%						209,350
Republic of Kenya	6.875		06-24-24		200,000	209,350
Lithuania 0.1%						563,961
Republic of Lithuania	4.850		02-07-18	EUR	457,000	563,961
Malaysia 0.2%						1,631,039
Government of Malaysia	3.418		08-15-22	MYR	1,756,000	463,573
Government of Malaysia	4.160		07-15-21	MYR	691,000	192,008
Government of Malaysia	4.232		06-30-31	MYR	1,290,000	350,478
Government of Malaysia	4.240		02-07-18	MYR	1,653,000	459,570
Government of Malaysia	4.378		11-29-19	MYR	113,000	31,762
Government of Malaysia	4.498		04-15-30	MYR	471,000	133,648
Mexico 1.3%						12,653,674
Government of Mexico	2.000		06-09-22	MXN	6,638,656	418,141
Government of Mexico	2.500		12-10-20	MXN	1,274,839	83,469
Government of Mexico	3.625		04-09-29	EUR	100,000	123,257
Government of Mexico	4.000		06-13-19	MXN	2,856,474	200,290
Government of Mexico	4.000		11-15-40	MXN	2,433,292	172,375

SEE NOTES TO FUND'S INVESTMENTS21

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Mexico (continued)
Government of Mexico	4.500		12-04-25	MXN	2,724,229	$203,753
Government of Mexico	4.600		01-23-46		645,000	634,519
Government of Mexico	4.750		03-08-44		770,000	775,968
Government of Mexico	5.000		12-11-19	MXN	5,003,000	321,533
Government of Mexico	5.750		10-12-10		100,000	104,250
Government of Mexico	6.050		01-11-40		124,000	147,560
Government of Mexico	6.500		06-10-21	MXN	7,985,000	540,480
Government of Mexico	6.500		06-09-22	MXN	23,143,000	1,564,541
Government of Mexico	7.500		06-03-27	MXN	9,783,000	702,221
Government of Mexico	7.750		12-14-17	MXN	11,525,000	807,904
Government of Mexico	7.750		11-13-42	MXN	37,364,000	2,740,845
Government of Mexico	8.000		06-11-20	MXN	6,815,000	493,360
Government of Mexico	8.000		12-07-23	MXN	18,561,000	1,366,692
Government of Mexico	8.500		12-13-18	MXN	7,993,000	577,770
Government of Mexico	8.500		11-18-38	MXN	7,845,000	617,811
Government of Mexico	10.000		11-20-36	MXN	634,000	56,935
Mongolia 0.0%						372,000
Government of Mongolia (S)	4.125		01-05-18		200,000	191,500
Government of Mongolia	5.125		12-05-22		200,000	180,500
Morocco 0.1%						622,596
Kingdom of Morocco (S)	4.250		12-11-22		600,000	622,596
Netherlands 0.1%						1,072,914
Kingdom of Netherlands	5.500		01-15-28	EUR	627,000	1,072,914
Norway 0.0%						179,387
Government of Norway (S)	4.250		05-19-17	NOK	1,304,000	179,387
Pakistan 0.1%						569,366
Islamic Republic of Pakistan (S)	6.750		12-03-19		350,000	360,063
Islamic Republic of Pakistan (S)	7.250		04-15-19		200,000	209,303
Paraguay 0.0%						215,000
Republic of Paraguay (S)	6.100		08-11-44		200,000	215,000
Peru 0.0%						263,024
Republic of Peru (S)	5.700		08-12-24	PEN	751,000	230,948
Republic of Peru	6.950		08-12-31	PEN	100,000	32,076
Philippines 0.1%						914,434
Republic of Philippines	3.900		11-26-22	PHP	10,000,000	224,739
Republic of Philippines	4.950		01-15-21	PHP	15,000,000	357,295
Republic of Philippines	6.375		10-23-34		240,000	332,400
Poland 0.2%						2,250,765
Republic of Poland	2.500		07-25-18	PLN	1,845,000	498,940
Republic of Poland	3.250		07-25-19	PLN	1,111,000	307,586
Republic of Poland	3.250		07-25-25	PLN	850,000	233,441
Republic of Poland	3.750		01-19-23	EUR	224,000	295,282
Republic of Poland	4.000		10-25-23	PLN	1,463,000	424,779
Republic of Poland	5.500		10-25-19	PLN	656,000	198,320
Republic of Poland	5.750		09-23-22	PLN	384,000	122,810
Republic of Poland	5.750		04-25-29	PLN	490,000	169,607
Romania 0.2%						1,632,709
Government of Romania	4.625		09-18-20	EUR	410,000	518,276

22SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Romania (continued)
Government of Romania	4.875		11-07-19	EUR	184,000	$233,861
Government of Romania	5.750		04-29-20	RON	230,000	64,639
Government of Romania	5.850		04-26-23	RON	870,000	251,500
Government of Romania	5.900		07-26-17	RON	1,070,000	287,193
Government of Romania	5.950		06-11-21	RON	970,000	277,240
Russia 0.7%						6,249,569
Government of Russia	4.500		04-04-22		800,000	784,686
Government of Russia	4.875		09-16-23		600,000	594,000
Government of Russia	5.000		04-29-20		100,000	102,750
Government of Russia	7.050		01-19-28	RUB	11,000,000	162,107
Government of Russia	7.500		03-15-18	RUB	7,100,000	125,099
Government of Russia	7.500		02-27-19	RUB	4,507,000	77,648
Government of Russia (P)	7.500		03-31-30		3,205,000	3,753,055
Government of Russia	7.600		07-20-22	RUB	22,776,000	371,520
Government of Russia	8.150		02-03-27	RUB	17,046,000	278,704
Serbia 0.3%						2,592,867
Republic of Serbia	4.875		02-25-20		800,000	822,000
Republic of Serbia	5.250		11-21-17		460,000	477,296
Republic of Serbia (P)	6.750		11-01-24		254,381	258,832
Republic of Serbia	7.250		09-28-21		900,000	1,034,739
Singapore 0.0%						217,308
Republic of Singapore	3.125		09-01-22	SGD	276,000	217,308
Slovenia 0.1%						799,988
Republic of Slovenia	3.000		04-08-21	EUR	70,000	84,563
Republic of Slovenia	5.125		03-30-26	EUR	97,000	139,668
Republic of Slovenia	5.850		05-10-23		494,000	575,757
South Africa 0.6%						5,545,251
Republic of South Africa	4.665		01-17-24		650,000	677,915
Republic of South Africa	5.500		03-09-20		110,000	120,588
Republic of South Africa	5.875		09-16-25		1,000,000	1,134,780
Republic of South Africa	6.500		02-28-41	ZAR	5,433,000	343,612
Republic of South Africa	6.750		03-31-21	ZAR	4,620,000	362,152
Republic of South Africa	6.875		05-27-19		125,000	143,375
Republic of South Africa	7.000		02-28-31	ZAR	523,000	37,000
Republic of South Africa	7.000		02-28-31	ZAR	6,712,000	474,851
Republic of South Africa	7.250		01-15-20	ZAR	3,400,000	275,393
Republic of South Africa	7.750		02-28-23	ZAR	11,307,000	918,078
Republic of South Africa	8.000		12-21-18	ZAR	8,614,000	721,513
Republic of South Africa	8.750		02-28-48	ZAR	1,340,000	108,890
Republic of South Africa	10.500		12-21-26	ZAR	1,517,000	146,532
Republic of South Africa, CPI Linked Bond	5.500		12-07-23	ZAR	744,746	80,572
South Korea 0.2%						1,682,911
Republic of Korea	2.750		09-10-19	KRW	606,490,000	566,569
Republic of Korea	3.000		09-10-24	KRW	1,169,430,000	1,116,342
Spain 0.2%						1,694,320
Instituto de Credito Oficial	6.000		03-08-21	EUR	109,000	151,694
Kingdom of Spain (S)	3.800		01-31-17	EUR	100,000	116,680
Kingdom of Spain (S)	4.100		07-30-18	EUR	96,000	117,781
Kingdom of Spain	4.250		10-31-16	EUR	96,000	111,694
Kingdom of Spain	4.500		01-31-18	EUR	152,000	185,596

SEE NOTES TO FUND'S INVESTMENTS23

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Spain (continued)
Kingdom of Spain (S)	5.150		10-31-44	EUR	257,000	$409,704
Kingdom of Spain (S)	5.500		07-30-17	EUR	389,000	476,222
Kingdom of Spain	5.750		07-30-32	EUR	33,000	52,724
Kingdom of Spain (S)	5.850		01-31-22	EUR	51,000	72,225
Sri Lanka 0.0%						355,688
Republic of Sri Lanka	6.250		07-27-21		350,000	355,688
Sweden 0.1%						456,816
Svensk Exportkredit AB	5.125		03-01-17		425,000	456,816
Tanzania 0.0%						307,500
United Republic of Tanzania (P)	6.397		03-09-20		300,000	307,500
Thailand 0.1%						1,272,124
Kingdom of Thailand	1.200		07-14-21	THB	11,153,730	318,615
Kingdom of Thailand	2.800		10-10-17	THB	1,533,000	46,919
Kingdom of Thailand	3.450		03-08-19	THB	1,720,000	53,808
Kingdom of Thailand	3.650		12-17-21	THB	10,625,000	337,939
Kingdom of Thailand	3.775		06-25-32	THB	6,836,000	209,430
Kingdom of Thailand	4.750		12-20-24	THB	8,807,000	305,413
Turkey 0.7%						6,332,811
Hazine Mustesarligi Varlik Kiralama AS (S)	4.489		11-25-24		205,000	204,488
Hazine Mustesarligi Varlik Kiralama AS (S)	4.557		10-10-18		200,000	209,250
Republic of Turkey	3.000		01-06-21	TRY	275,587	107,183
Republic of Turkey	3.000		08-02-23	TRY	158,321	62,408
Republic of Turkey	3.250		03-23-23		300,000	282,375
Republic of Turkey	4.250		04-14-26		250,000	242,550
Republic of Turkey	5.125		03-25-22		800,000	848,400
Republic of Turkey	6.000		01-14-41		715,000	788,288
Republic of Turkey	6.750		05-30-40		250,000	300,625
Republic of Turkey	6.875		03-17-36		185,000	223,079
Republic of Turkey	6.875		03-17-36		175,000	211,020
Republic of Turkey	7.000		06-05-20		378,000	435,456
Republic of Turkey	7.000		06-05-20		803,000	925,056
Republic of Turkey	7.100		03-08-23	TRY	1,003,000	336,035
Republic of Turkey	7.500		11-07-19		200,000	232,960
Republic of Turkey	8.300		10-07-15	TRY	60,000	22,434
Republic of Turkey	8.500		09-14-22	TRY	1,365,000	499,869
Republic of Turkey	10.400		03-20-24	TRY	243,000	98,708
Republic of Turkey	10.500		01-15-20	TRY	763,000	302,627
Ukraine 0.1%						1,273,000
Financing of Infrastrucural Projects State Enterprise	9.000		12-07-17		500,000	222,500
Republic of Ukraine (S)	6.250		06-17-16		400,000	188,000
Republic of Ukraine	6.580		11-21-16		1,875,000	862,500
United Kingdom 0.5%						4,364,635
Government of United Kingdom	1.750		07-22-19	GBP	227,000	355,423
Government of United Kingdom	3.750		09-07-21	GBP	25,000	43,492
Government of United Kingdom	4.250		09-07-39	GBP	372,000	752,355
Government of United Kingdom	4.250		12-07-46	GBP	455,000	961,699
Government of United Kingdom	4.250		12-07-46	GBP	70,000	147,954
Government of United Kingdom	4.500		12-07-42	GBP	760,000	1,627,003
Government of United Kingdom	4.750		12-07-30	GBP	234,000	476,709

24SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Venezuela 0.1%						$973,997
Republic of Venezuela	7.650		04-21-25		1,033,000	397,705
Republic of Venezuela	8.250		10-13-24		400,000	158,000
Republic of Venezuela	11.950		08-05-31		915,300	418,292
Vietnam 0.0%						203,750
Socialist Republic of Vietnam (S)	4.800		11-19-24		200,000	203,750
Zambia 0.0%						216,000
Republic of Zambia (S)	8.500		04-14-24		200,000	216,000
Corporate bonds 34.1%						$323,228,746
(Cost $321,116,623)
Consumer discretionary 6.6%						62,324,663
Auto components 0.3%
Affinia Group, Inc.	7.750		05-01-21		150,000	156,375
CAR, Inc. (S)	6.125		02-04-20		400,000	411,000
Delphi Corp.	4.150		03-15-24		120,000	126,226
Delphi Corp.	5.000		02-15-23		420,000	452,288
Gestamp Funding Luxembourg SA (S)	5.625		05-31-20		325,000	336,781
GKN Holdings PLC	5.375		09-19-22	GBP	100,000	175,367
GKN Holdings PLC	6.750		10-28-19	GBP	13,000	23,369
MPG Holdco I, Inc. (S)	7.375		10-15-22		325,000	347,750
Nexteer Automotive Group, Ltd. (S)	5.875		11-15-21		475,000	495,188
Pittsburgh Glass Works LLC (S)	8.000		11-15-18		157,000	165,243
Schaeffler Holding Finance BV, PIK (S)	6.250		11-15-19		200,000	212,752
Schaeffler Holding Finance BV, PIK (S)	6.875		08-15-18		275,000	286,000
Automobiles 0.6%
Ford Motor Company	4.750		01-15-43		360,000	364,500
Ford Motor Credit Company LLC	1.684		09-08-17		245,000	244,574
Ford Motor Credit Company LLC	3.000		06-12-17		250,000	256,380
Ford Motor Credit Company LLC	5.750		02-01-21		200,000	229,769
Geely Automobile Holdings, Ltd. (S)	5.250		10-06-19		205,000	212,175
General Motors Company	3.500		10-02-18		160,000	164,448
General Motors Company	4.000		04-01-25		380,000	377,908
General Motors Company	5.000		04-01-35		390,000	392,484
General Motors Company	5.200		04-01-45		295,000	299,535
General Motors Company	6.250		10-02-43		345,000	397,307
General Motors Financial Company, Inc.	3.150		01-15-20		535,000	535,083
General Motors Financial Company, Inc.	3.500		07-10-19		200,000	204,133
General Motors Financial Company, Inc.	4.750		08-15-17		195,000	206,124
General Motors Financial International BV	1.875		10-15-19	EUR	100,000	111,833
Hyundai Capital America (S)	1.450		02-06-17		85,000	84,912
Hyundai Capital America (S)	1.625		10-02-15		150,000	150,349
Hyundai Capital America (S)	1.875		08-09-16		100,000	100,909
Hyundai Capital America (S)	2.000		03-19-18		285,000	286,698
Hyundai Capital Services, Inc. (S)	3.500		09-13-17		200,000	207,541
Hyundai Capital Services, Inc. (S)	4.375		07-27-16		255,000	264,203
Nissan Motor Acceptance Corp. (S)	1.950		09-12-17		230,000	232,706
Volkswagen Group of America Finance LLC (S)	1.250		05-23-17		200,000	200,400
Volkswagen International Finance NV (4.625% to 3-24-26, then 12 Year Euro Swap Rate + 2.967%) (Q)	4.625		03-24-26	EUR	96,000	114,652
Diversified consumer services 0.1%
Igloo Holdings Corp., PIK (S)	8.250		12-15-17		200,000	203,000
Laureate Education, Inc. (S)	10.000		09-01-19		700,000	677,250
Monitronics International, Inc.	9.125		04-01-20		325,000	319,313

SEE NOTES TO FUND'S INVESTMENTS25

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.9%
24 Hour Holdings III LLC (S)	8.000		06-01-22		300,000	$243,000
Boyd Gaming Corp.	6.875		05-15-23		250,000	254,375
Boyd Gaming Corp.	9.000		07-01-20		75,000	81,750
Boyd Gaming Corp.	9.125		12-01-18		25,000	26,163
Brinker International, Inc.	2.600		05-15-18		75,000	75,224
Carnival Corp.	1.200		02-05-16		90,000	90,208
Cedar Fair LP	5.250		03-15-21		300,000	313,500
Cirsa Funding Luxembourg SA (S)	5.875		05-15-23	EUR	375,000	410,833
Cirsa Funding Luxembourg SA (S)	8.750		05-15-18	EUR	375,000	422,159
Cirsa Funding Luxembourg SA	8.750		05-15-18	EUR	90,000	101,318
Graton Economic Development Authority (S)	9.625		09-01-19		650,000	706,875
Great Canadian Gaming Corp. (S)	6.625		07-25-22	CAD	200,000	169,267
InterContinental Hotels Group PLC	3.875		11-28-22	GBP	100,000	160,669
Intralot Finance Luxembourg SA (S)	9.750		08-15-18	EUR	175,000	196,527
MGM Resorts International	6.000		03-15-23		650,000	673,563
MGM Resorts International	6.625		12-15-21		125,000	134,375
MGM Resorts International	6.750		10-01-20		175,000	189,875
NCL Corp., Ltd. (S)	5.250		11-15-19		250,000	258,425
New Red Finance, Inc. (S)	4.625		01-15-22		350,000	350,438
Peninsula Gaming LLC (S)	8.375		02-15-18		250,000	262,813
PF Chang's China Bistro, Inc. (S)	10.250		06-30-20		375,000	386,250
Pinnacle Entertainment, Inc.	7.500		04-15-21		400,000	424,500
Playa Resorts Holding BV (S)	8.000		08-15-20		300,000	310,500
Sabre GLBL, Inc. (S)	5.375		04-15-23		150,000	152,625
Scientific Games International, Inc. (S)	7.000		01-01-22		225,000	234,563
Seminole Hard Rock Entertainment, Inc. (S)	5.875		05-15-21		250,000	252,500
Shingle Springs Tribal Gaming Authority (S)	9.750		09-01-21		200,000	224,000
Six Flags Entertainment Corp. (S)	5.250		01-15-21		400,000	413,000
Station Casinos LLC	7.500		03-01-21		100,000	106,500
Wyndham Worldwide Corp.	4.250		03-01-22		180,000	182,570
Wynn Macau, Ltd. (S)	5.250		10-15-21		200,000	194,500
Household durables 0.4%
Arcelik AS	5.000		04-03-23		300,000	288,249
Argos Merger Sub, Inc. (S)	7.125		03-15-23		325,000	344,500
Dometic Group AB, PIK (S)	9.500		06-26-19	EUR	275,000	307,318
Magnolia BC SA (S)	9.000		08-01-20	EUR	325,000	384,611
Mohawk Industries, Inc.	3.850		02-01-23		340,000	345,425
Mohawk Industries, Inc.	6.125		01-15-16		205,000	211,277
Newell Rubbermaid, Inc.	2.050		12-01-17		155,000	156,519
NVR, Inc.	3.950		09-15-22		180,000	185,884
RSI Home Products, Inc. (S)	6.500		03-15-23		350,000	360,500
Shea Homes LP (S)	5.875		04-01-23		150,000	154,500
Taylor Morrison Communities, Inc. (S)	5.875		04-15-23		200,000	202,750
Tupperware Brands Corp.	4.750		06-01-21		160,000	170,970
Whirlpool Corp.	1.350		03-01-17		60,000	60,090
Whirlpool Corp.	1.650		11-01-17		75,000	75,422
William Lyon Homes, Inc.	7.000		08-15-22		325,000	338,000
William Lyon Homes, Inc.	8.500		11-15-20		450,000	489,375
Internet and catalog retail 0.3%
Amazon.com, Inc.	3.800		12-05-24		305,000	313,577
Amazon.com, Inc.	4.800		12-05-34		210,000	216,667
Amazon.com, Inc.	4.950		12-05-44		635,000	646,955

26SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Internet and catalog retail (continued)
Expedia, Inc.	4.500		08-15-24		165,000	$168,499
QVC, Inc.	3.125		04-01-19		460,000	462,454
QVC, Inc.	4.375		03-15-23		545,000	547,722
QVC, Inc.	4.850		04-01-24		70,000	72,058
The Priceline Group, Inc.	3.650		03-15-25		450,000	451,148
Leisure products 0.1%
Academy, Ltd. (S)	9.250		08-01-19		175,000	185,063
GLP Capital LP	4.375		11-01-18		325,000	336,375
Media 3.0%
21st Century Fox America, Inc.	6.400		12-15-35		205,000	255,220
21st Century Fox America, Inc.	8.250		08-10-18		145,000	173,019
Altice Financing SA (S)	6.500		01-15-22		725,000	744,938
Altice Financing SA (S)	8.000		12-15-19	EUR	100,000	116,969
Altice Finco SA (S)	8.125		01-15-24		400,000	420,000
Altice Finco SA (S)	9.875		12-15-20		400,000	442,500
Altice SA (S)	7.250		05-15-22	EUR	100,000	113,125
Altice SA (S)	7.625		02-15-25		1,435,000	1,417,063
Altice SA (S)	7.750		05-15-22		450,000	454,500
AMC Networks, Inc.	4.750		12-15-22		225,000	229,500
Arqiva Broadcast Finance PLC (S)	9.500		03-31-20	GBP	600,000	1,016,768
Arqiva Broadcast Finance PLC	9.500		03-31-20	GBP	100,000	169,461
CCO Holdings LLC (S)	5.125		05-01-23		550,000	553,438
CCO Holdings LLC	5.250		09-30-22		50,000	50,750
CCO Holdings LLC	5.750		09-01-23		300,000	309,750
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		375,000	354,375
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		325,000	307,938
Cequel Communications Holdings I LLC (S)	6.375		09-15-20		275,000	280,500
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22		675,000	714,656
Comcast Corp.	6.950		08-15-37		670,000	888,708
Cumulus Media Holdings, Inc.	7.750		05-01-19		125,000	117,500
Dex Media, Inc., PIK	12.000		01-29-17		285,123	37,066
DISH DBS Corp.	5.125		05-01-20		350,000	357,875
DISH DBS Corp.	6.750		06-01-21		125,000	133,516
DreamWorks Animation SKG, Inc. (S)	6.875		08-15-20		325,000	325,000
Gannett Company, Inc.	5.125		10-15-19		200,000	209,250
Gannett Company, Inc.	6.375		10-15-23		250,000	266,250
iHeartCommunications, Inc.	9.000		12-15-19		550,000	540,375
iHeartCommunications, Inc.	10.000		01-15-18		375,000	323,438
Lamar Media Corp.	5.875		02-01-22		275,000	289,781
LGE HoldCo VI BV (S)	7.125		05-15-24	EUR	325,000	402,458
MDC Partners, Inc. (S)	6.750		04-01-20		650,000	645,125
Mediacom Broadband LLC	6.375		04-01-23		325,000	338,000
MHGE Parent LLC (S)	8.500		08-01-19		100,000	102,250
MPL 2 Acquisition Canco, Inc. (S)	9.875		08-15-18		300,000	317,250
MU Finance PLC (S)	8.375		02-01-17		205,481	210,361
NBCUniversal Enterprise, Inc. (P)(S)	0.960		04-15-18		115,000	115,799
Numericable Group SA (S)	4.875		05-15-19		200,000	200,750
Numericable Group SA	5.625		05-15-24	EUR	100,000	115,058
Numericable Group SA (S)	6.250		05-15-24		725,000	734,969
Omnicom Group, Inc.	3.625		05-01-22		95,000	97,122
Omnicom Group, Inc.	3.650		11-01-24		550,000	550,076
Omnicom Group, Inc.	5.900		04-15-16		260,000	271,214

SEE NOTES TO FUND'S INVESTMENTS27

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Polish Television Holding BV, PIK (S)	11.000		01-15-21	EUR	425,000	$562,467
ProSiebenSat.1 Media AG	2.625		04-15-21	EUR	100,000	115,950
Regal Entertainment Group	5.750		03-15-22		575,000	592,250
Regal Entertainment Group	5.750		06-15-23		25,000	25,375
SES Global Americas Holdings GP (S)	2.500		03-25-19		110,000	110,273
SES SA (S)	3.600		04-04-23		185,000	189,824
Sinclair Television Group, Inc.	6.125		10-01-22		375,000	395,625
Sirius XM Radio, Inc. (S)	5.250		08-15-22		660,000	696,300
Starz LLC	5.000		09-15-19		275,000	283,250
The Interpublic Group of Companies, Inc.	2.250		11-15-17		260,000	263,032
The Interpublic Group of Companies, Inc.	3.750		02-15-23		65,000	66,250
The Interpublic Group of Companies, Inc.	4.000		03-15-22		125,000	129,869
The Interpublic Group of Companies, Inc.	4.200		04-15-24		530,000	549,940
Thomson Reuters Corp.	0.875		05-23-16		195,000	194,922
Thomson Reuters Corp.	1.300		02-23-17		120,000	120,036
Thomson Reuters Corp.	3.850		09-29-24		200,000	204,027
Time Warner Cable, Inc.	4.000		09-01-21		40,000	41,246
Time Warner Cable, Inc.	8.250		04-01-19		470,000	556,965
Time, Inc. (S)	5.750		04-15-22		300,000	291,750
Townsquare Media, Inc. (S)	6.500		04-01-23		200,000	199,500
Unitymedia GmbH (S)	6.125		01-15-25		350,000	362,250
Unitymedia Hessen GmbH & Company KG (S)	4.000		01-15-25	EUR	100,000	111,477
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25		700,000	696,500
Univision Communications, Inc. (S)	5.125		05-15-23		250,000	250,625
Univision Communications, Inc. (S)	5.125		02-15-25		600,000	596,700
Univision Communications, Inc. (S)	6.750		09-15-22		615,000	665,738
Virgin Media Finance PLC (S)	6.000		10-15-24		200,000	208,500
Virgin Media Finance PLC (S)	7.000		04-15-23	GBP	375,000	617,569
Virgin Media Secured Finance PLC (S)	5.250		01-15-26		200,000	200,250
VTR Finance BV (S)	6.875		01-15-24		825,000	859,031
WideOpenWest Finance LLC	10.250		07-15-19		525,000	560,438
WideOpenWest Finance LLC	13.375		10-15-19		575,000	629,625
WMG Acquisition Corp. (S)	6.000		01-15-21		383,000	396,405
WPP Finance 2010	3.625		09-07-22		275,000	282,816
WPP Finance 2010	3.750		09-19-24		420,000	431,684
WPP Finance 2010	4.750		11-21-21		175,000	195,595
WPP PLC	6.000		04-04-17	GBP	50,000	82,670
Ziggo Bond Finance BV (S)	4.625		01-15-25	EUR	100,000	112,038
Ziggo Bond Finance BV (S)	5.875		01-15-25		200,000	204,000
Multiline retail 0.2%
99 Cents Only Stores	11.000		12-15-19		325,000	338,813
Dollar General Corp.	4.125		07-15-17		240,000	251,472
Family Tree Escrow LLC (S)	5.250		03-01-20		150,000	157,875
Family Tree Escrow LLC (S)	5.750		03-01-23		1,000,000	1,053,750
Marks & Spencer PLC	4.750		06-12-25	GBP	100,000	168,886
Next PLC	5.875		10-12-16	GBP	50,000	81,079
SACI Falabella (S)	4.375		01-27-25		200,000	204,285
Specialty retail 0.5%
Chinos Intermediate Holdings A, Inc., PIK (S)	7.750		05-01-19		175,000	150,063
DBP Holding Corp. (S)	7.750		10-15-20		300,000	260,250
Group 1 Automotive, Inc. (S)	5.000		06-01-22		175,000	175,875
Guitar Center, Inc. (S)	6.500		04-15-19		375,000	338,438

28SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Specialty retail (continued)
Jo-Ann Stores, Inc. (S)	8.125		03-15-19		375,000	$364,688
Michaels Stores, Inc. (S)	5.875		12-15-20		350,000	369,250
New Academy Finance Company LLC, PIK (S)	8.000		06-15-18		225,000	227,250
New Look Bondco I PLC (S)	8.375		05-14-18		325,000	338,813
New Look Bondco I PLC	8.750		05-14-18	GBP	100,000	160,100
O'Reilly Automotive, Inc.	3.800		09-01-22		25,000	25,841
O'Reilly Automotive, Inc.	3.850		06-15-23		85,000	87,583
O'Reilly Automotive, Inc.	4.875		01-14-21		350,000	387,212
Outerwall, Inc. (S)	5.875		06-15-21		150,000	140,625
Outerwall, Inc.	6.000		03-15-19		550,000	552,750
Penske Automotive Group, Inc.	5.750		10-01-22		275,000	291,500
Sonic Automotive, Inc.	5.000		05-15-23		175,000	174,563
Sonic Automotive, Inc.	7.000		07-15-22		225,000	244,125
The Men's Wearhouse, Inc. (S)	7.000		07-01-22		175,000	185,500
Textiles, apparel and luxury goods 0.2%
INVISTA Finance LLC (S)	4.250		10-15-19		370,000	364,450
Levi Strauss & Company	6.875		05-01-22		275,000	299,750
Quiksilver, Inc.	10.000		08-01-20		325,000	204,750
Springs Industries, Inc.	6.250		06-01-21		325,000	320,125
Wolverine World Wide, Inc.	6.125		10-15-20		125,000	133,281
Consumer staples 1.2%						11,107,896
Beverages 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	3.375		11-01-22		200,000	179,024
Carlsberg Breweries A/S	7.250		11-28-16	GBP	50,000	82,701
Cott Beverages, Inc. (S)	6.750		01-01-20		200,000	210,500
JB y Company SA de CV (S)	3.750		05-13-25		150,000	150,000
Food and staples retailing 0.2%
Aramark Services, Inc.	5.750		03-15-20		200,000	208,750
BI-LO LLC (S)	9.250		02-15-19		225,000	233,438
Brakes Capital (S)	7.125		12-15-18	GBP	175,000	277,254
Casino Guichard Perrachon SA	2.798		08-05-26	EUR	200,000	232,052
Delhaize Group SA	6.500		06-15-17		135,000	147,015
Rite Aid Corp. (S)	6.125		04-01-23		425,000	442,000
Rite Aid Corp.	7.700		02-15-27		425,000	499,375
Tesco PLC	6.125		02-24-22	GBP	50,000	84,895
Walgreens Boots Alliance, Inc.	2.700		11-18-19		70,000	71,011
WM Morrison Supermarkets PLC	2.250		06-19-20	EUR	100,000	114,552
WM Wrigley Jr. Company (S)	2.000		10-20-17		220,000	222,808
Food products 0.4%
Boparan Finance PLC (S)	5.250		07-15-19	GBP	225,000	327,125
Bunge, Ltd. Finance Corp.	3.200		06-15-17		295,000	303,076
Bunge, Ltd. Finance Corp.	4.100		03-15-16		115,000	117,405
ConAgra Foods, Inc.	4.950		08-15-20		160,000	174,692
Dean Foods Company (S)	6.500		03-15-23		350,000	364,000
JBS Investments GmbH (S)	7.750		10-28-20		200,000	222,000
JBS USA LLC (S)	5.875		07-15-24		275,000	283,250
Minerva Luxembourg SA	7.750		01-31-23		200,000	206,250
Minerva Luxembourg SA (S)	12.250		02-10-22		200,000	221,856
Mondelez International, Inc.	7.250		07-18-18	GBP	50,000	89,217
Mriya Agro Holding PLC (H)	9.450		04-19-18		200,000	20,000
Mriya Agro Holding PLC (H)(S)	9.450		04-19-18		300,000	30,000

SEE NOTES TO FUND'S INVESTMENTS29

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Food products (continued)
Post Holdings, Inc. (S)	6.000		12-15-22		175,000	$163,625
Post Holdings, Inc. (S)	6.750		12-01-21		175,000	173,250
Post Holdings, Inc.	7.375		02-15-22		250,000	255,833
Premier Foods Finance PLC	6.500		03-15-21	GBP	100,000	147,300
Tyson Foods, Inc.	3.950		08-15-24		135,000	139,969
Tyson Foods, Inc.	4.500		06-15-22		225,000	243,029
Yasar Holdings AS (S)	8.875		05-06-20		200,000	211,000
Household products 0.3%
Controladora Mabe SA de CV (S)	7.875		10-28-19		150,000	171,143
Controladora Mabe SA de CV	7.875		10-28-19		100,000	114,095
Energizer SpinCo, Inc. (S)	5.500		06-15-25		175,000	175,000
HRG Group, Inc.	7.750		01-15-22		225,000	219,375
HRG Group, Inc. (S)	7.750		01-15-22		25,000	24,375
HRG Group, Inc.	7.875		07-15-19		475,000	503,025
Reynolds Group Issuer, Inc.	8.250		02-15-21		800,000	843,000
Reynolds Group Issuer, Inc.	9.875		08-15-19		142,000	150,698
Spectrum Brands, Inc. (S)	5.750		07-15-25		275,000	282,563
Spectrum Brands, Inc.	6.625		11-15-22		200,000	214,500
The Sun Products Corp. (S)	7.750		03-15-21		325,000	294,938
Personal products 0.1%
Avon Products, Inc.	3.125		03-15-16		80,000	80,200
Avon Products, Inc.	5.350		03-15-20		90,000	81,450
Avon Products, Inc.	5.750		03-15-23		560,000	487,200
Tobacco 0.1%
Altria Group, Inc.	4.750		05-05-21		165,000	182,720
Imperial Tobacco Finance PLC (S)	2.050		02-11-18		315,000	315,488
Imperial Tobacco Finance PLC	6.250		12-04-18	GBP	40,000	69,896
Reynolds American, Inc.	1.050		10-30-15		50,000	49,978
Energy 5.8%						55,504,231
Energy equipment and services 0.7%
Atwood Oceanics, Inc.	6.500		02-01-20		400,000	390,000
Cameron International Corp.	1.150		12-15-16		35,000	34,824
Cameron International Corp.	1.400		06-15-17		125,000	124,174
CGG SA	6.500		06-01-21		200,000	170,000
CGG SA	6.875		01-15-22		475,000	406,125
Exterran Holdings, Inc.	7.250		12-01-18		325,000	335,563
Exterran Partners LP	6.000		04-01-21		100,000	97,750
Exterran Partners LP	6.000		10-01-22		175,000	171,500
Hercules Offshore, Inc. (S)	8.750		07-15-21		500,000	167,500
Hercules Offshore, Inc. (S)	10.250		04-01-19		25,000	8,250
Nabors Industries, Inc.	2.350		09-15-16		95,000	95,325
Nabors Industries, Inc.	4.625		09-15-21		90,000	90,698
Pacific Drilling V, Ltd. (S)	7.250		12-01-17		200,000	183,000
Parker Drilling Company	6.750		07-15-22		200,000	173,500
Parker Drilling Company	7.500		08-01-20		50,000	46,000
Parsley Energy LLC (S)	7.500		02-15-22		575,000	600,128
Power Sector Assets & Liabilities Management Corp.	7.390		12-02-24		670,000	896,125
Precision Drilling Corp.	6.500		12-15-21		75,000	74,250
Precision Drilling Corp.	6.625		11-15-20		425,000	420,750
Rowan Companies, Inc.	4.875		06-01-22		200,000	199,146
Rowan Companies, Inc.	5.000		09-01-17		75,000	77,499

30SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Rowan Companies, Inc.	7.875		08-01-19	110,000	$124,021
Seadrill, Ltd. (S)	6.125		09-15-17	200,000	178,500
SESI LLC	6.375		05-01-19	625,000	642,188
SESI LLC	7.125		12-15-21	790,000	845,300
TerraForm Power Operating LLC (S)	5.875		02-01-23	225,000	232,313
Transocean, Inc.	3.000		10-15-17	225,000	219,516
Transocean, Inc.	4.950		11-15-15	105,000	106,313
Transocean, Inc.	5.050		12-15-16	80,000	83,000
Oil, gas and consumable fuels 5.1%
Anadarko Petroleum Corp.	3.450		07-15-24	35,000	35,139
Anadarko Petroleum Corp.	6.375		09-15-17	330,000	364,458
Antero Resources Corp.	5.125		12-01-22	800,000	798,000
Antero Resources Corp.	5.375		11-01-21	425,000	430,313
BG Energy Capital PLC (S)	2.875		10-15-16	305,000	312,396
Bill Barrett Corp.	7.000		10-15-22	125,000	114,375
Bill Barrett Corp.	7.625		10-01-19	300,000	286,500
Boardwalk Pipelines LP	4.950		12-15-24	115,000	115,616
Canadian Natural Resources, Ltd.	5.700		05-15-17	75,000	80,786
Canbriam Energy, Inc. (S)	9.750		11-15-19	350,000	358,750
Chesapeake Energy Corp.	5.375		06-15-21	225,000	221,625
Chesapeake Energy Corp.	5.750		03-15-23	125,000	123,438
China Shenhua Overseas Capital Company, Ltd.	2.500		01-20-18	200,000	201,533
China Shenhua Overseas Capital Company, Ltd.	3.125		01-20-20	235,000	237,176
Cimarex Energy Company	4.375		06-01-24	250,000	256,094
CNOOC Finance 2015 USA LLC	3.500		05-05-25	226,000	223,697
CNOOC Nexen Finance 2014 ULC	1.625		04-30-17	200,000	200,347
Comstock Resources, Inc. (S)	10.000		03-15-20	225,000	215,297
Concho Resources, Inc.	5.500		04-01-23	400,000	406,000
CONSOL Energy, Inc.	5.875		04-15-22	775,000	728,016
Consolidated Energy Finance SA (S)	6.750		10-15-19	480,000	494,400
Continental Resources, Inc.	5.000		09-15-22	485,000	483,788
Continental Resources, Inc.	7.125		04-01-21	215,000	228,706
CrownRock LP (S)	7.125		04-15-21	200,000	208,000
CrownRock LP (S)	7.750		02-15-23	375,000	400,313
DCP Midstream LLC (S)	5.375		10-15-15	150,000	151,313
DCP Midstream Operating LP	2.500		12-01-17	255,000	247,996
DCP Midstream Operating LP	2.700		04-01-19	15,000	14,232
DCP Midstream Operating LP	3.250		10-01-15	105,000	105,003
DCP Midstream Operating LP	3.875		03-15-23	50,000	47,718
DCP Midstream Operating LP	5.600		04-01-44	30,000	28,094
Delek & Avner Tamar Bond, Ltd. (S)	2.803		12-30-16	70,000	70,175
Denbury Resources, Inc.	5.500		05-01-22	400,000	381,750
Ecopetrol SA	4.125		01-16-25	265,000	250,558
Ecopetrol SA	4.250		09-18-18	215,000	226,825
Ecopetrol SA	5.875		05-28-45	90,000	83,205
Ecopetrol SA	7.375		09-18-43	80,000	86,000
Enbridge Energy Partners LP	5.500		09-15-40	110,000	112,082
Enbridge Energy Partners LP	5.875		12-15-16	175,000	186,087
Energy Transfer Partners LP	3.600		02-01-23	65,000	63,158
Energy Transfer Partners LP	5.200		02-01-22	225,000	240,227
Energy Transfer Partners LP	6.700		07-01-18	85,000	96,334
Energy XXI Gulf Coast, Inc. (S)	11.000		03-15-20	269,000	246,135

SEE NOTES TO FUND'S INVESTMENTS31

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EnLink Midstream Partners LP	2.700		04-01-19		35,000	$34,922
EnLink Midstream Partners LP	4.150		06-01-25		100,000	100,012
EnLink Midstream Partners LP	4.400		04-01-24		365,000	373,698
Enterprise Products Operating LLC	2.550		10-15-19		65,000	65,776
Enterprise Products Operating LLC	4.900		05-15-46		230,000	229,309
Enterprise Products Operating LLC	5.950		02-01-41		445,000	505,798
Enterprise Products Operating LLC	7.550		04-15-38		140,000	186,011
EPL Oil & Gas, Inc.	8.250		02-15-18		200,000	140,000
EQT Corp.	4.875		11-15-21		325,000	345,754
EQT Midstream Partners LP	4.000		08-01-24		395,000	382,653
Exxon Mobil Corp. (P)	0.634		03-06-22		355,000	355,704
Freeport-McMoran Oil & Gas LLC	6.125		06-15-19		45,000	47,644
Freeport-McMoran Oil & Gas LLC	6.500		11-15-20		179,000	189,740
FTS International, Inc. (P)(S)	7.808		06-15-20		100,000	100,500
Gazprom OAO	7.288		08-16-37		270,000	274,725
Gazprom OAO	8.146		04-11-18		300,000	323,250
Gulfport Energy Corp. (S)	6.625		05-01-23		425,000	433,500
Halcon Resources Corp. (S)	8.625		02-01-20		250,000	253,750
KazMunayGas National Company JSC	5.750		04-30-43		800,000	665,200
KazMunayGas National Company JSC	9.125		07-02-18		570,000	644,955
Kinder Morgan Energy Partners LP	3.500		03-01-16		95,000	96,758
Kinder Morgan, Inc.	2.000		12-01-17		35,000	35,074
Lukoil International Finance BV	3.416		04-24-18		200,000	192,000
Marathon Oil Corp.	0.900		11-01-15		275,000	274,910
MarkWest Energy Partners LP	4.500		07-15-23		375,000	370,313
Matador Resources Company (S)	6.875		04-15-23		775,000	796,313
Murphy Oil Corp.	2.500		12-01-17		380,000	381,352
Murphy Oil Corp.	4.000		06-01-22		25,000	23,826
Murray Energy Corp. (S)	11.250		04-15-21		825,000	796,125
Newfield Exploration Company	5.375		01-01-26		200,000	207,000
Newfield Exploration Company	5.625		07-01-24		150,000	157,875
Newfield Exploration Company	5.750		01-30-22		450,000	474,750
NGL Energy Partners LP	5.125		07-15-19		100,000	99,250
Noble Energy, Inc.	4.150		12-15-21		510,000	537,962
Noble Energy, Inc.	5.050		11-15-44		190,000	190,033
Noble Energy, Inc.	6.000		03-01-41		385,000	422,311
Noble Holding International, Ltd.	2.500		03-15-17		35,000	35,044
Noble Holding International, Ltd.	3.450		08-01-15		85,000	85,246
Noble Holding International, Ltd.	5.950		04-01-25		275,000	277,917
NuStar Logistics LP	4.800		09-01-20		40,000	40,400
Oasis Petroleum, Inc.	6.500		11-01-21		100,000	100,750
Oasis Petroleum, Inc.	6.875		03-15-22		125,000	127,813
Oasis Petroleum, Inc.	6.875		01-15-23		100,000	101,500
Oasis Petroleum, Inc.	7.250		02-01-19		50,000	51,375
ONEOK Partners LP	3.200		09-15-18		15,000	15,339
ONEOK Partners LP	3.250		02-01-16		260,000	262,877
Origin Energy Finance, Ltd.	2.875		10-11-19	EUR	100,000	117,748
Origin Energy Finance, Ltd. (S)	3.500		10-09-18		480,000	491,737
Pacific Rubiales Energy Corp.	5.125		03-28-23		100,000	80,500
Pacific Rubiales Energy Corp. (S)	5.125		03-28-23		100,000	80,500
Pacific Rubiales Energy Corp. (S)	5.375		01-26-19		700,000	632,625
Pacific Rubiales Energy Corp.	5.375		01-26-19		100,000	90,375

32SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Pacific Rubiales Energy Corp. (S)	5.625		01-19-25		590,000	$473,475
Pacific Rubiales Energy Corp. (S)	7.250		12-12-21		175,000	162,750
Peabody Energy Corp.	6.000		11-15-18		425,000	301,750
Penn Virginia Corp.	7.250		04-15-19		525,000	469,875
Penn Virginia Corp.	8.500		05-01-20		450,000	426,375
Pertamina Persero PT	5.625		05-20-43		650,000	604,637
Pertamina Persero PT (S)	6.000		05-03-42		257,000	248,391
Pertamina Persero PT (S)	6.450		05-30-44		200,000	206,500
Petrobras Global Finance BV	3.000		01-15-19		68,000	63,577
Petrobras Global Finance BV	4.375		05-20-23		200,000	178,500
Petrobras Global Finance BV	4.875		03-17-20		125,000	121,361
Petrobras Global Finance BV	5.375		01-27-21		900,000	877,950
Petrobras Global Finance BV	5.625		05-20-43		203,000	167,132
Petrobras Global Finance BV	6.750		01-27-41		95,000	88,876
Petrobras Global Finance BV	7.875		03-15-19		305,000	328,272
Petroleos de Venezuela SA	5.000		10-28-15		468,989	459,609
Petroleos de Venezuela SA	5.125		10-28-16		1,518,734	1,078,301
Petroleos de Venezuela SA	5.250		04-12-17		1,137,300	613,573
Petroleos de Venezuela SA	5.375		04-12-27		715,000	257,400
Petroleos de Venezuela SA	8.500		11-02-17		2,201,200	1,631,640
Petroleos de Venezuela SA	9.750		05-17-35		190,000	81,700
Petroleos Mexicanos	3.125		01-23-19		30,000	30,531
Petroleos Mexicanos	3.500		07-18-18		100,000	103,669
Petroleos Mexicanos (S)	3.500		07-23-20		55,000	55,764
Petroleos Mexicanos	4.875		01-24-22		525,000	551,775
Petroleos Mexicanos	5.500		02-24-25	EUR	301,000	402,049
Petroleos Mexicanos	5.500		06-27-44		925,000	900,950
Petroleos Mexicanos (S)	5.500		06-27-44		175,000	170,450
Petroleos Mexicanos (S)	5.625		01-23-46		200,000	197,520
Petroleos Mexicanos	6.375		01-23-45		135,000	146,448
Petroleos Mexicanos	6.500		06-02-41		1,250,000	1,375,000
Petroleos Mexicanos	6.625		06-15-35		85,000	95,455
Petroleos Mexicanos	7.190		09-12-24	MXN	1,000,000	63,089
Petroleos Mexicanos (S)	7.190		09-12-24	MXN	1,201,000	75,770
Petroleos Mexicanos	7.470		11-12-26	MXN	600,000	37,347
Petroleum Company of Trinidad & Tobago, Ltd. (S)	9.750		08-14-19		200,000	235,100
Pioneer Natural Resources Company	5.875		07-15-16		325,000	341,305
Range Resources Corp. (S)	4.875		05-15-25		625,000	625,000
Range Resources Corp.	5.000		08-15-22		125,000	124,375
Reliance Holdings USA, Inc. (S)	5.400		02-14-22		250,000	276,117
Rosetta Resources, Inc.	5.875		06-01-22		200,000	213,500
Rosetta Resources, Inc.	5.875		06-01-24		975,000	1,051,781
Sabine Pass Liquefaction LLC	5.625		02-01-21		100,000	103,313
Sabine Pass Liquefaction LLC	5.625		04-15-23		500,000	508,750
Sabine Pass Liquefaction LLC	5.750		05-15-24		200,000	203,250
Sabine Pass Liquefaction LLC	6.250		03-15-22		175,000	184,188
SandRidge Energy, Inc.	7.500		03-15-21		250,000	143,125
SandRidge Energy, Inc. (S)	8.750		06-01-20		325,000	322,156
Seven Generations Energy, Ltd. (S)	6.750		05-01-23		325,000	327,438
Seven Generations Energy, Ltd. (S)	8.250		05-15-20		600,000	643,500
Shell International Finance BV	2.125		05-11-20		290,000	291,208
Shell International Finance BV	3.250		05-11-25		340,000	344,098

SEE NOTES TO FUND'S INVESTMENTS33

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Shell International Finance BV	4.375		05-11-45		230,000	$234,106
SM Energy Company	5.000		01-15-24		450,000	441,000
SM Energy Company	5.625		06-01-25		50,000	50,438
SM Energy Company	6.500		01-01-23		250,000	260,000
Southwestern Energy Company	3.300		01-23-18		40,000	41,121
Southwestern Energy Company	4.950		01-23-25		285,000	295,439
Spectra Energy Partners LP	2.950		09-25-18		75,000	77,120
Targa Resources Partners LP	4.250		11-15-23		1,000,000	962,500
Targa Resources Partners LP (S)	5.000		01-15-18		225,000	232,313
Targa Resources Partners LP	5.250		05-01-23		50,000	50,750
Tennessee Gas Pipeline Company	8.000		02-01-16		225,000	234,542
The Williams Companies, Inc.	3.700		01-15-23		280,000	272,763
The Williams Companies, Inc.	4.550		06-24-24		285,000	291,065
The Williams Companies, Inc.	7.750		06-15-31		65,000	77,141
The Williams Companies, Inc.	8.750		03-15-32		220,000	281,802
Western Gas Partners LP	4.000		07-01-22		90,000	91,792
Whiting Petroleum Corp. (S)	6.250		04-01-23		615,000	630,375
Williams Partners LP	4.125		11-15-20		135,000	142,559
Williams Partners LP	6.300		04-15-40		250,000	271,590
WPX Energy, Inc.	6.000		01-15-22		800,000	806,000
YPF SA	8.750		04-04-24		115,000	118,738
Financials 7.9%						74,459,119
Banks 3.6%
Abbey National Treasury Services PLC	1.375		03-13-17		225,000	226,116
AIB Mortgage Bank	4.875		06-29-17	EUR	170,000	204,936
Arion Banki HF	3.125		03-12-18	EUR	100,000	108,610
Banca Monte dei Paschi di Siena SpA	2.875		04-16-21	EUR	280,000	337,501
Banca Monte dei Paschi di Siena SpA	3.500		03-20-17	EUR	200,000	230,672
Banco Bilbao Vizcaya Argentaria Colombia SA (S)	4.875		04-21-25		150,000	151,125
Banco de Credito del Peru (6.125% to 4-24-22, then 3 month LIBOR + 7.043%)	6.125		04-24-27		265,000	287,525
Banco do Estado do Rio Grande do Sul (S)	7.375		02-02-22		200,000	203,000
Banco Nacional de Desenvolvimento Economico e Social	6.369		06-16-18		100,000	107,900
Banco Popular Espanol SA	1.000		04-07-25	EUR	100,000	106,444
Banco Santander Chile (S)	3.875		09-20-22		150,000	153,512
Banco Santander SA	4.000		04-07-20	EUR	300,000	387,583
Bank of America Corp.	1.250		01-11-16		210,000	210,489
Bank of America Corp.	1.500		10-09-15		35,000	35,090
Bank of America Corp.	1.700		08-25-17		15,000	15,055
Bank of America Corp.	3.300		01-11-23		365,000	365,042
Bank of America Corp.	3.950		04-21-25		470,000	464,755
Bank of America Corp.	4.200		08-26-24		815,000	826,307
Bank of America Corp.	5.650		05-01-18		60,000	66,171
Bank of America Corp.	6.110		01-29-37		615,000	713,254
Bank of America Corp.	6.400		08-28-17		90,000	99,131
Bank of America Corp.	6.875		04-25-18		140,000	159,436
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (Q)	6.500		10-23-24		340,000	359,550
Bank of Georgia (S)	7.750		07-05-17		200,000	208,600
Banque Federative du Credit Mutuel SA (S)	1.700		01-20-17		235,000	236,616
Banque Federative du Credit Mutuel SA (S)	2.500		10-29-18		225,000	229,953
Barclays Bank PLC	4.000		10-07-19	EUR	250,000	319,609

34SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Barclays Bank PLC	5.000		09-22-16		125,000	$131,433
Barclays Bank PLC	5.140		10-14-20		675,000	746,553
Barclays Bank PLC (S)	6.050		12-04-17		205,000	223,760
Barclays PLC	2.750		11-08-19		455,000	459,855
Barclays PLC	3.650		03-16-25		355,000	347,458
BAWAG PSK	1.875		09-18-19	EUR	100,000	117,011
BB&T Corp. (P)	1.131		06-15-18		195,000	196,749
BBVA Bancomer SA (S)	4.375		04-10-24		465,000	482,298
BBVA Bancomer SA	6.500		03-10-21		650,000	719,875
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500		04-11-24	EUR	200,000	231,216
BNP Paribas SA (2.875% to 3-20-21, then 5 Year Euro Swap Rate + 1.650%)	2.875		03-20-26	EUR	200,000	227,889
BPCE SA	2.500		12-10-18		250,000	255,425
BPCE SA (S)	4.500		03-15-25		200,000	198,458
BPCE SA (S)	5.150		07-21-24		800,000	838,463
Branch Banking & Trust Company	3.800		10-30-26		575,000	596,577
Citigroup, Inc. (P)	0.706		05-31-17	EUR	50,000	54,708
Citigroup, Inc. (P)	1.391		02-10-19	EUR	20,000	21,962
Citigroup, Inc.	1.550		08-14-17		300,000	299,887
Citigroup, Inc.	1.800		02-05-18		15,000	15,015
Citigroup, Inc.	1.850		11-24-17		140,000	140,906
Citigroup, Inc.	5.500		09-13-25		210,000	233,642
Citigroup, Inc.	6.250		09-02-19	GBP	45,000	80,516
Co-Operative Bank PLC	2.375		10-23-15	EUR	100,000	108,732
Credit Agricole SA	2.375		05-20-24	EUR	100,000	118,544
Credit Agricole SA (S)	2.500		04-15-19		350,000	356,204
Dexia Credit Local SA	0.625		01-21-22	EUR	300,000	329,929
Dexia Credit Local SA	1.625		10-29-18	EUR	230,000	265,078
Dexia Credit Local SA	2.000		01-22-21	EUR	100,000	119,085
Dexia Credit Local SA	2.125		02-12-25	GBP	200,000	298,077
Erste Group Bank AG	0.750		02-05-25	EUR	200,000	217,917
Erste Group Bank AG	7.125		10-10-22	EUR	200,000	260,816
EUROFIMA	4.000		10-27-21	EUR	91,000	122,302
European Investment Bank (S)	6.950		02-06-20	IDR	1,360,000,000	99,584
European Investment Bank	8.750		08-25-17	GBP	360,000	645,229
Export-Import Bank of Korea	4.625		02-20-17	EUR	144,000	169,424
Export-Import Bank of Korea	8.400		07-06-16	IDR	1,050,000,000	78,373
FCE Bank PLC	3.250		11-19-20	GBP	150,000	238,095
Fifth Third Bancorp	4.300		01-16-24		90,000	94,068
Halyk Savings Bank of Kazakhstan JSC	7.250		01-28-21		400,000	415,200
HBOS PLC (S)	6.750		05-21-18		305,000	340,707
HSBC Bank PLC (P)(S)	0.914		05-15-18		215,000	215,935
HSBC Holdings PLC	5.750		12-20-27	GBP	55,000	96,986
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375		01-10-24	EUR	100,000	117,256
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (Q)	6.375		03-30-25		200,000	205,200
Hypo Alpe-Adria-Bank International AG	2.375		12-13-22	EUR	500,000	590,617
ICICI Bank, Ltd. (6.375% to 4-30-17, then 6 month LIBOR + 2.28%)	6.375		04-30-22		250,000	258,510
ING Bank NV (S)	1.800		03-16-18		500,000	503,254
ING Bank NV (S)	2.450		03-16-20		200,000	201,885

SEE NOTES TO FUND'S INVESTMENTS35

Spectrum Income Fund

		Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)		4.125		11-21-23		200,000	$207,520
Inter-American Development Bank		4.400		01-26-26	CAD	200,000	188,089
Inter-American Development Bank		7.000		02-04-19	IDR	800,000,000	58,267
Intesa Sanpaolo SpA		3.625		12-05-22	EUR	200,000	267,236
Itau Unibanco Holding SA (S)		2.850		05-26-18		200,000	200,500
JPMorgan Chase & Co.		3.875		09-10-24		205,000	205,737
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)		5.300		05-01-20		645,000	646,548
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)		6.750		02-01-24		325,000	354,250
KBC Bank NV		1.250		05-28-20	EUR	300,000	345,464
KeyCorp		3.750		08-13-15		215,000	216,290
	KFW	0.500		04-19-16		453,000	453,476
	KFW	4.700		06-02-37	CAD	100,000	99,275
	KFW	5.550		06-07-21	GBP	100,000	187,081
	KFW	5.625		08-25-17	GBP	90,000	151,861
	KFW	6.000		08-20-20	AUD	439,000	388,157
Lloyds Bank PLC (S)		6.500		09-14-20		685,000	803,401
Lloyds Bank PLC		7.625		04-22-25	GBP	30,000	59,769
Macquarie Bank, Ltd. (S)		1.600		10-27-17		490,000	490,002
Manufacturers & Traders Trust Company		1.250		01-30-17		325,000	325,342
Mizuho Bank, Ltd. (S)		1.700		09-25-17		200,000	200,675
MUFG Union Bank NA		2.125		06-16-17		255,000	258,892
National Bank of Canada		1.450		11-07-17		380,000	379,257
Nordea Bank AB (S)		0.875		05-13-16		460,000	460,786
Nordea Bank AB (S)		4.875		05-13-21		650,000	711,048
Nordea Hypotek AB		1.000		04-08-22	SEK	2,400,000	277,062
Realkredit Danmark A/S		2.000		04-01-24	DKK	1,200,000	189,449
Regions Bank		7.500		05-15-18		250,000	288,339
Regions Financial Corp.		5.750		06-15-15		175,000	175,296
Royal Bank of Canada (S)		1.250		10-29-18	EUR	240,000	273,781
Royal Bank of Scotland Group PLC		2.550		09-18-15		160,000	160,744
Santander UK PLC (S)		5.000		11-07-23		480,000	504,639
Sberbank of Russia		5.717		06-16-21		200,000	197,500
Sberbank of Russia		6.125		02-07-22		450,000	448,875
Sberbank of Russia (S)		6.125		02-07-22		200,000	199,500
Skandinaviska Enskilda Banken AB		1.500		06-17-20	SEK	2,000,000	242,320
Societe Generale SA		5.400		01-30-18	GBP	25,000	41,304
Standard Chartered Bank		7.750		04-03-18	GBP	50,000	87,552
Standard Chartered PLC (S)		1.500		09-08-17		255,000	254,421
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)		4.000		10-21-25	EUR	100,000	119,393
Sumitomo Mitsui Trust Bank, Ltd. (S)		1.800		03-28-18		285,000	285,829
SunTrust Banks, Inc.		2.350		11-01-18		105,000	106,482
Swedbank AB (S)		1.750		03-12-18		235,000	235,823
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)		6.750		08-01-21		190,000	211,613
The Royal Bank of Scotland PLC		6.125		01-11-21		420,000	493,616
Turkiye Garanti Bankasi A/S (S)		6.250		04-20-21		200,000	215,500
Turkiye Halk Bankasi AS (S)		4.750		06-04-19		200,000	201,400
Turkiye Halk Bankasi AS (S)		4.875		07-19-17		310,000	319,503
UniCredit Bank Austria AG		1.375		05-26-21	EUR	200,000	231,284

36SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
UniCredit SpA	2.625		10-31-20	EUR	250,000	$307,647
UniCredit SpA	3.625		01-24-19	EUR	100,000	119,923
US Bank NA	2.125		10-28-19		400,000	404,033
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24		125,000	128,750
Westpac Banking Corp. (P)	1.020		07-30-18		175,000	176,961
Capital markets 1.2%
Alphabet Holding Company, Inc., PIK	7.750		11-01-17		300,000	303,375
Ameriprise Financial, Inc.	7.300		06-28-19		190,000	227,757
Credit Suisse AG (S)	6.500		08-08-23		375,000	425,156
Credit Suisse New York	1.375		05-26-17		325,000	325,207
E*TRADE Financial Corp.	5.375		11-15-22		250,000	260,625
Morgan Stanley (P)	1.128		01-24-19		410,000	411,292
Morgan Stanley (P)	1.557		04-25-18		255,000	259,361
Morgan Stanley	2.125		04-25-18		135,000	136,059
Morgan Stanley	2.650		01-27-20		285,000	287,851
Morgan Stanley	3.750		02-25-23		1,670,000	1,721,065
Morgan Stanley	3.950		04-23-27		205,000	199,711
Morgan Stanley	4.350		09-08-26		440,000	446,524
Morgan Stanley	5.000		05-02-19	EUR	50,000	63,997
Morgan Stanley	5.000		11-24-25		755,000	812,523
Morgan Stanley	5.375		08-10-20	EUR	100,000	134,347
Morgan Stanley	5.500		07-24-20		225,000	255,733
Morgan Stanley	5.500		07-28-21		155,000	177,452
The Goldman Sachs Group, Inc.	1.600		11-23-15		67,000	67,287
The Goldman Sachs Group, Inc.	2.900		07-19-18		160,000	164,686
The Goldman Sachs Group, Inc.	3.500		01-23-25		185,000	183,083
The Goldman Sachs Group, Inc.	3.625		01-22-23		690,000	702,301
The Goldman Sachs Group, Inc.	5.500		10-12-21	GBP	15,000	25,968
The Goldman Sachs Group, Inc.	5.750		01-24-22		325,000	374,262
The Goldman Sachs Group, Inc.	6.150		04-01-18		310,000	345,914
The Goldman Sachs Group, Inc.	6.250		09-01-17		328,000	360,701
The Goldman Sachs Group, Inc.	6.250		02-01-41		305,000	376,674
The Goldman Sachs Group, Inc.	6.750		10-01-37		235,000	287,435
The Goldman Sachs Group, Inc.	7.500		02-15-19		140,000	165,669
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375		05-10-20		630,000	628,425
UBS AG	1.375		04-16-21	EUR	166,000	192,092
Walter Investment Management Corp.	7.875		12-15-21		700,000	647,500
Consumer finance 0.3%
Discover Financial Services	3.750		03-04-25		165,000	161,193
Discover Financial Services	3.950		11-06-24		325,000	326,167
Discover Financial Services	6.450		06-12-17		35,000	38,286
Discover Financial Services	10.250		07-15-19		245,000	305,089
Harland Clarke Holdings Corp. (S)	6.875		03-01-20		150,000	150,563
Navient Corp.	5.000		10-26-20		425,000	423,938
Navient Corp. (S)	5.625		02-15-24		250,000	261,875
Navient Corp.	5.875		03-25-21		350,000	351,750
OneMain Financial Holdings, Inc. (S)	6.750		12-15-19		225,000	240,750
Santander Consumer Finance SA	0.900		02-18-20	EUR	100,000	109,588
Springleaf Finance Corp.	5.250		12-15-19		325,000	329,063

SEE NOTES TO FUND'S INVESTMENTS37

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Diversified financial services 0.5%
Aston Escrow Corp. (S)	9.500		08-15-21		300,000	$186,000
Brixmor Operating Partnership LP	3.850		02-01-25		190,000	188,357
Cantor Commercial Real Estate Company LP (S)	7.750		02-15-18		300,000	315,000
CDP Financial, Inc.	3.500		06-23-20	EUR	250,000	313,203
GE Capital UK Funding Company	5.625		04-25-19	GBP	30,000	52,450
General Electric Capital Corp.	5.875		01-14-38		520,000	649,974
International Finance Corp.	7.750		12-03-16	INR	2,670,000	42,220
Jefferies LoanCore LLC (S)	6.875		06-01-20		600,000	583,500
Leeds Building Society	2.625		04-01-21	EUR	150,000	175,581
MSCI, Inc. (S)	5.250		11-15-24		200,000	208,750
National Financial Partners Corp. (S)	9.000		07-15-21		375,000	379,219
Nationstar Mortgage LLC	6.500		07-01-21		675,000	648,844
Nationstar Mortgage LLC	7.875		10-01-20		100,000	101,500
Neuberger Berman Group LLC (S)	5.875		03-15-22		335,000	360,125
Proven Honour Capital, Ltd.	4.125		05-19-25		200,000	202,510
RCI Banque SA	3.250		04-25-18	GBP	20,000	31,716
RCI Banque SA (S)	3.500		04-03-18		95,000	99,078
RCI Banque SA (S)	4.600		04-12-16		135,000	139,027
Voya Financial, Inc.	2.900		02-15-18		110,000	113,144
Insurance 1.2%
A-S Co-Issuer Subsidiary, Inc. (S)	7.875		12-15-20		400,000	411,000
Aflac, Inc.	3.625		06-15-23		665,000	696,021
AIA Group, Ltd. (S)	2.250		03-11-19		200,000	199,873
Allianz Finance II BV (5.750% to 7-8-21, then 3 month EURIBOR + 3.349%)	5.750		07-08-41	EUR	100,000	132,545
Aon PLC	4.750		05-15-45		230,000	232,606
Assicurazioni Generali SpA	5.125		09-16-24	EUR	50,000	70,674
Aviva PLC (6.875% to 5-22-18, then 3 month EURIBOR + 3.350%)	6.875		05-22-38	EUR	50,000	62,878
AXA SA (5.250% to 4-16-20, then 3 month EURIBOR + 3.050%)	5.250		04-16-40	EUR	50,000	63,097
Cloverie PLC (7.500% until 7-24-19, then 3 month EURIBOR + 5.850%)	7.500		07-24-39	EUR	50,000	67,566
CNA Financial Corp.	3.950		05-15-24		365,000	372,342
CNA Financial Corp.	5.875		08-15-20		330,000	379,966
CNA Financial Corp.	6.500		08-15-16		115,000	122,163
CNO Financial Group, Inc.	4.500		05-30-20		200,000	206,740
CNO Financial Group, Inc.	5.250		05-30-25		450,000	466,875
CNO Financial Group, Inc. (S)	6.375		10-01-20		325,000	346,353
Fidelity National Financial, Inc.	6.600		05-15-17		180,000	195,747
First American Financial Corp.	4.600		11-15-24		195,000	200,906
Hastings Insurance Group Finance PLC	8.000		10-21-20	GBP	100,000	163,922
Hockey Merger Sub 2, Inc. (S)	7.875		10-01-21		375,000	387,188
Hub Holdings LLC, PIK (S)	8.125		07-15-19		207,000	205,965
Liberty Mutual Group, Inc. (S)	4.250		06-15-23		90,000	94,190
Liberty Mutual Group, Inc. (S)	4.850		08-01-44		725,000	727,360
Marsh & McLennan Companies, Inc.	2.350		03-06-20		225,000	225,585
Marsh & McLennan Companies, Inc.	2.550		10-15-18		95,000	96,956
Marsh & McLennan Companies, Inc.	3.500		06-03-24		485,000	491,671
Marsh & McLennan Companies, Inc.	3.500		03-10-25		400,000	404,919
MetLife, Inc.	5.250		06-29-20	GBP	50,000	87,798
Metropolitan Life Global Funding I (S)	1.300		04-10-17		175,000	175,408
Metropolitan Life Global Funding I (S)	1.500		01-10-18		160,000	159,918
Nationwide Building Society	4.375		02-28-22	EUR	150,000	206,838

38SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Insurance (continued)
Nationwide Building Society	5.625		09-09-19	GBP	50,000	$88,106
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125		03-20-23	EUR	130,000	153,403
Principal Financial Group, Inc.	1.850		11-15-17		45,000	45,397
Principal Financial Group, Inc. (4.700% until 5-15-20, then 3 month LIBOR + 3.044%)	4.700		05-15-55		570,000	568,575
Principal Life Global Funding II (S)	1.500		09-11-17		95,000	95,441
Principal Life Global Funding II (S)	2.200		04-08-20		140,000	140,121
Provident Companies, Inc.	7.000		07-15-18		380,000	432,043
Reinsurance Group of America, Inc.	5.000		06-01-21		240,000	266,241
Reinsurance Group of America, Inc.	5.625		03-15-17		150,000	160,645
Reinsurance Group of America, Inc.	6.450		11-15-19		375,000	435,308
Unum Group	4.000		03-15-24		285,000	295,408
Unum Group	5.625		09-15-20		115,000	130,464
UnumProvident Finance Company PLC (S)	6.850		11-15-15		26,000	26,684
USI, Inc. (S)	7.750		01-15-21		600,000	612,000
XLIT, Ltd.	2.300		12-15-18		120,000	121,533
XLIT, Ltd.	5.250		12-15-43		105,000	113,697
Real estate investment trusts 0.5%
American Campus Communities Operating Partnership LP	3.750		04-15-23		290,000	291,569
American Campus Communities Operating Partnership LP	4.125		07-01-24		170,000	174,524
Corrections Corp. of America	4.625		05-01-23		75,000	74,813
Crown Castle Towers LLC (S)	3.222		05-15-22		50,000	50,065
Crown Castle Towers LLC (S)	3.663		05-15-25		275,000	275,000
Crown Castle Towers LLC (S)	6.113		01-15-20		240,000	275,375
DuPont Fabros Technology LP	5.875		09-15-21		300,000	312,000
Healthcare Realty Trust, Inc.	5.750		01-15-21		150,000	168,525
Highwoods Realty LP	3.625		01-15-23		165,000	165,552
Host Hotels & Resorts LP	4.000		06-15-25		205,000	208,871
Iron Mountain Europe PLC (S)	6.125		09-15-22	GBP	200,000	320,964
iStar Financial, Inc.	5.000		07-01-19		450,000	444,938
iStar Financial, Inc.	7.125		02-15-18		125,000	132,500
Kilroy Realty LP	4.800		07-15-18		45,000	48,275
Kilroy Realty LP	5.000		11-03-15		260,000	264,165
Kilroy Realty LP	6.625		06-01-20		145,000	169,646
MPT Operating Partnership LP	6.375		02-15-22		200,000	216,000
MPT Operating Partnership LP	6.875		05-01-21		350,000	374,938
Ventas Realty LP	1.250		04-17-17		55,000	54,967
Ventas Realty LP	2.000		02-15-18		75,000	75,708
Ventas Realty LP	3.125		11-30-15		255,000	257,754
WEA Finance LLC (S)	1.750		09-15-17		200,000	200,723
Real estate management and development 0.4%
Agile Property Holdings, Ltd.	8.875		04-28-17		120,000	121,350
BR Malls International Finance, Ltd. (Q)(S)	8.500		01-21-16		160,000	163,200
BR Properties SA (Q)(S)	9.000		10-07-15		200,000	196,220
CIFI Holdings Group Company, Ltd.	12.250		04-15-18		200,000	218,000
Citycon OYJ	3.750		06-24-20	EUR	200,000	244,927
Greystar Real Estate Partners LLC (S)	8.250		12-01-22		175,000	185,500
IFC Development Corporate Treasury, Ltd.	2.375		05-21-19		460,000	457,741
Jafz Sukuk, Ltd.	7.000		06-19-19		200,000	229,176
Longfor Properties Company, Ltd.	6.875		10-18-19		200,000	208,000
Realogy Group LLC (S)	5.250		12-01-21		200,000	203,750

SEE NOTES TO FUND'S INVESTMENTS39

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Real estate management and development (continued)
Realogy Group LLC (S)	9.000		01-15-20		100,000	$107,750
Shimao Property Holdings, Ltd.	6.625		01-14-20		200,000	202,000
Sun Hung Kai Properties Capital Market, Ltd.	3.625		01-16-23		370,000	378,648
The Howard Hughes Corp. (S)	6.875		10-01-21		675,000	708,750
Thrifts and mortgage finance 0.2%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21		150,000	144,750
Ocwen Financial Corp. (S)	6.625		05-15-19		600,000	562,500
Provident Funding Associates LP (S)	6.750		06-15-21		750,000	712,500
Quicken Loans, Inc. (S)	5.750		05-01-25		600,000	600,750
Health care 2.1%						20,301,495
Biotechnology 0.1%
Celgene Corp.	4.625		05-15-44		380,000	380,969
Celgene Corp.	5.250		08-15-43		215,000	236,987
Gilead Sciences, Inc.	3.500		02-01-25		235,000	239,952
Health care equipment and supplies 0.2%
Acadia Healthcare Company, Inc. (S)	5.625		02-15-23		150,000	153,375
Crimson Merger Sub, Inc. (S)	6.625		05-15-22		425,000	373,469
DJO Finco, Inc. (S)	8.125		06-15-21		325,000	334,750
Medtronic, Inc. (P)(S)	1.071		03-15-20		150,000	151,544
Medtronic, Inc.	2.750		04-01-23		80,000	78,981
Medtronic, Inc. (S)	3.500		03-15-25		530,000	542,891
Medtronic, Inc. (S)	4.625		03-15-45		170,000	176,343
Universal Hospital Services, Inc.	7.625		08-15-20		525,000	486,281
Zimmer Holdings, Inc.	2.000		04-01-18		150,000	151,111
Health care providers and services 0.8%
AmerisourceBergen Corp.	3.250		03-01-25		95,000	94,150
Capella Healthcare, Inc.	9.250		07-01-17		250,000	256,875
Catholic Health Initiatives	1.600		11-01-17		25,000	25,022
Catholic Health Initiatives	2.600		08-01-18		120,000	122,786
Catholic Health Initiatives	2.950		11-01-22		215,000	211,923
Community Health Systems, Inc.	6.875		02-01-22		925,000	988,594
Community Health Systems, Inc.	7.125		07-15-20		475,000	506,469
Community Health Systems, Inc.	8.000		11-15-19		245,000	260,313
Express Scripts Holding Company	1.250		06-02-17		150,000	149,728
Fresenius Medical Care US Finance II, Inc. (S)	5.875		01-31-22		150,000	162,750
HCA Holdings, Inc.	6.250		02-15-21		1,275,000	1,392,938
HCA, Inc.	5.375		02-01-25		200,000	206,000
Holding Medi-Partenaires SAS	7.000		05-15-20	EUR	100,000	116,969
Holding Medi-Partenaires SAS (S)	7.000		05-15-20	EUR	350,000	409,391
Humana, Inc.	2.625		10-01-19		75,000	76,181
Humana, Inc.	3.150		12-01-22		386,000	385,668
Humana, Inc.	3.850		10-01-24		325,000	333,195
Humana, Inc.	4.950		10-01-44		640,000	669,370
Kaiser Foundation Hospitals	3.500		04-01-22		200,000	205,281
Kindred Healthcare, Inc. (S)	8.000		01-15-20		125,000	135,156
McKesson Corp.	4.883		03-15-44		65,000	68,434
Opal Acquisition, Inc. (S)	8.875		12-15-21		375,000	369,375
Tenet Healthcare Corp.	8.125		04-01-22		250,000	272,500
Truven Health Analytics, Inc.	10.625		06-01-20		225,000	236,813
WellCare Health Plans, Inc.	5.750		11-15-20		375,000	394,453

40SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Life sciences tools and services 0.3%
Agilent Technologies, Inc.	3.200		10-01-22		90,000	$88,021
Agilent Technologies, Inc.	3.875		07-15-23		100,000	102,851
Agilent Technologies, Inc.	5.000		07-15-20		145,000	160,353
Agilent Technologies, Inc.	6.500		11-01-17		35,000	38,814
Jaguar Holding Company I, PIK (S)	9.375		10-15-17		225,000	230,063
Keysight Technologies, Inc. (S)	3.300		10-30-19		685,000	689,651
Life Technologies Corp.	3.500		01-15-16		410,000	416,437
Life Technologies Corp.	6.000		03-01-20		490,000	561,982
Thermo Fisher Scientific, Inc.	2.000		04-15-25	EUR	150,000	168,218
Thermo Fisher Scientific, Inc.	2.400		02-01-19		105,000	105,730
Thermo Fisher Scientific, Inc.	4.150		02-01-24		70,000	73,353
Pharmaceuticals 0.7%
AbbVie, Inc.	1.800		05-14-18		220,000	220,219
AbbVie, Inc.	2.500		05-14-20		140,000	139,897
AbbVie, Inc.	2.900		11-06-22		65,000	63,897
AbbVie, Inc.	3.200		11-06-22		125,000	125,341
AbbVie, Inc.	3.600		05-14-25		140,000	140,824
AbbVie, Inc.	4.400		11-06-42		110,000	106,277
AbbVie, Inc.	4.700		05-14-45		210,000	212,390
Actavis Funding SCS	2.350		03-12-18		240,000	242,707
Actavis Funding SCS	3.000		03-12-20		305,000	308,857
Actavis Funding SCS	3.800		03-15-25		125,000	125,615
Actavis Funding SCS	3.850		06-15-24		115,000	116,046
Actavis Funding SCS	4.550		03-15-35		145,000	143,152
Actavis, Inc.	1.875		10-01-17		210,000	210,560
Concordia Healthcare Corp. (S)	7.000		04-15-23		275,000	276,719
DPx Holdings BV (S)	7.500		02-01-22		250,000	261,563
EMD Finance LLC (S)	2.950		03-19-22		460,000	460,898
Endo Finance LLC (S)	6.000		02-01-25		250,000	253,125
Horizon Pharma Financing, Inc. (S)	6.625		05-01-23		400,000	411,500
JLL/Delta Dutch Pledgeco BV, PIK (S)	8.750		05-01-20		225,000	228,656
Par Pharmaceutical Companies, Inc.	7.375		10-15-20		150,000	160,500
Perrigo Company PLC	1.300		11-08-16		200,000	199,852
Perrigo Company PLC	2.300		11-08-18		400,000	402,102
PRA Holdings, Inc. (S)	9.500		10-01-23		60,000	67,650
Valeant Pharmaceuticals International, Inc. (S)	5.375		03-15-20		675,000	703,688
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23		375,000	388,594
Valeant Pharmaceuticals International, Inc. (S)	6.125		04-15-25		325,000	338,406
Industrials 3.0%						28,065,114
Aerospace and defense 0.3%
Accudyne Industries Borrower (S)	7.750		12-15-20		250,000	231,250
BAE Systems PLC	4.125		06-08-22	GBP	100,000	165,786
Bombardier, Inc. (S)	5.500		09-15-18		710,000	702,900
Ducommun, Inc.	9.750		07-15-18		300,000	317,250
Lockheed Martin Corp.	3.600		03-01-35		125,000	118,562
Lockheed Martin Corp.	3.800		03-01-45		200,000	184,915
Textron, Inc.	3.650		03-01-21		165,000	170,608
Textron, Inc.	4.300		03-01-24		175,000	184,577
TransDigm, Inc.	6.500		07-15-24		200,000	204,000
TransDigm, Inc. (S)	6.500		05-15-25		125,000	127,813

SEE NOTES TO FUND'S INVESTMENTS41

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Airlines 0.6%
Air Canada (S)	7.750		04-15-21		200,000	$214,500
Air Jamaica, Ltd.	9.375		07-08-15		8,214	7,968
Allegiant Travel Company	5.500		07-15-19		50,000	51,313
American Airlines 2013-1 Class A Pass Through Trust	4.000		07-15-25		332,554	339,205
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625		01-15-21		77,660	80,766
American Airlines 2013-1 Class C Pass Through Trust (S)	6.125		07-15-18		200,000	206,000
American Airlines 2013-2 Class A Pass Through Trust	4.950		01-15-23		402,969	433,192
American Airlines 2014-1 Class B Pass Through Trust	4.375		10-01-22		71,543	72,616
American Airlines 2015-1 Class B Pass Through Trust	3.700		05-01-23		140,000	138,600
American Airlines Group, Inc. (S)	5.500		10-01-19		325,000	328,250
Continental Airlines 2009-1 Pass Through Trust	9.000		07-08-16		135,801	145,646
Continental Airlines 2009-2 Class A Pass Through Trust	7.250		11-10-19		26,175	30,297
Continental Airlines 2010-1 Class A Pass Through Trust	4.750		01-12-21		107,904	115,187
Continental Airlines 2012-1 Class A Pass Through Trust	4.150		04-11-24		342,594	357,154
Continental Airlines 2012-3 Class C Pass Through Trust	6.125		04-29-18		375,000	394,688
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22		84,717	99,441
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750		12-17-19		42,338	48,583
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950		05-23-19		75,677	80,407
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		04-15-19		54,383	58,869
Southwest Airlines Company	2.750		11-06-19		110,000	112,580
Southwest Airlines Company	5.750		12-15-16		125,000	133,517
United Airlines 2014-2 Class A Pass Through Trust	3.750		09-03-26		455,000	465,238
United Airlines 2014-2 Class B Pass Through Trust	4.625		09-03-22		520,000	534,950
United Continental Holdings, Inc.	6.000		12-01-20		375,000	389,063
United Continental Holdings, Inc.	6.375		06-01-18		325,000	339,625
US Airways 2010-1 Class A Pass Through Trust	6.250		04-22-23		77,885	87,426
US Airways 2012-2 Class A Pass Through Trust	4.625		06-03-25		267,177	283,207
US Airways 2013-1 Class A Pass Through Trust	3.950		11-15-25		229,578	236,465
Building products 0.2%
Builders FirstSource, Inc. (S)	7.625		06-01-21		325,000	339,625
Elementia SA de CV (S)	5.500		01-15-25		200,000	203,250
Interline Brands, Inc., PIK	10.000		11-15-18		137,000	143,679
Masonite International Corp. (S)	5.625		03-15-23		125,000	129,375
NCI Building Systems, Inc. (S)	8.250		01-15-23		150,000	160,125
Nortek, Inc.	8.500		04-15-21		375,000	406,406
Summit Materials LLC	10.500		01-31-20		323,000	352,878
USG Corp. (S)	5.875		11-01-21		100,000	106,750
Commercial services and supplies 0.5%
CDW LLC	6.000		08-15-22		375,000	403,125
Clean Harbors, Inc.	5.125		06-01-21		175,000	178,500
Clean Harbors, Inc.	5.250		08-01-20		175,000	179,813
G4S International Finance PLC	2.625		12-06-18	EUR	100,000	117,065
G4S PLC	7.750		05-13-19	GBP	50,000	91,793
Gardner Denver, Inc. (S)	6.875		08-15-21		650,000	602,875
HD Supply, Inc. (S)	5.250		12-15-21		350,000	364,000
HPHT Finance 15, Ltd. (S)	2.250		03-17-18		600,000	601,880
HPHT Finance 15, Ltd. (S)	2.875		03-17-20		200,000	201,730
KraussMaffei Group GmbH (S)	8.750		12-15-20	EUR	247,500	296,973
Prosegur Cia de Seguridad SA	2.750		04-02-18	EUR	100,000	115,868
Red de Carreteras de Occidente SAPIB de CV (S)	9.000		06-10-28	MXN	2,000,000	125,645
Rentokil Initial PLC	5.750		03-31-16	GBP	50,000	79,040
Republic Services, Inc.	5.700		05-15-41		155,000	182,783

42SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Commercial services and supplies (continued)
Safway Group Holding LLC (S)	7.000		05-15-18		300,000	$307,500
Tervita Corp. (S)	8.000		11-15-18		525,000	492,188
Tervita Corp. (S)	10.875		02-15-18		400,000	282,000
TransUnion Holding Company, Inc.	8.125		06-15-18		175,000	179,375
Construction and engineering 0.2%
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (Q)	3.500		04-21-20		200,000	200,080
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (Q)	3.950		08-01-19		200,000	203,500
Heathrow Funding, Ltd. (S)	2.500		06-25-15		245,000	245,241
Heathrow Funding, Ltd. (S)	4.875		07-15-21		595,000	659,316
Heathrow Funding, Ltd.	5.225		02-15-23	GBP	50,000	89,184
Electrical equipment 0.0%
Norcell Sweden Holding 2 AB (S)	10.750		09-29-19	EUR	165,341	198,392
Roper Industries, Inc.	2.050		10-01-18		105,000	105,116
Industrial conglomerates 0.1%
Alfa SAB de CV	6.875		03-25-44		200,000	214,000
Alliance Global Group, Inc.	6.500		08-18-17		150,000	159,375
Hutchison Whampoa International 14, Ltd. (S)	1.625		10-31-17		250,000	249,663
Odebrecht Finance, Ltd. (S)	5.250		06-27-29		205,000	180,544
Odebrecht Finance, Ltd.	7.125		06-26-42		200,000	184,250
Odebrecht Finance, Ltd. (S)	7.125		06-26-42		200,000	184,250
SM Investments Corp.	5.500		10-13-17		100,000	104,909
Machinery 0.3%
BC Mountain LLC (S)	7.000		02-01-21		475,000	432,250
BlueLine Rental Finance Corp. (S)	7.000		02-01-19		250,000	258,125
Case New Holland Industrial, Inc.	7.875		12-01-17		50,000	55,313
Caterpillar, Inc.	4.300		05-15-44		155,000	157,074
CNH Industrial Capital LLC	6.250		11-01-16		75,000	78,750
Loxam SAS (S)	7.000		07-23-22	EUR	225,000	255,767
Milacron LLC (S)	7.750		02-15-21		350,000	362,250
Navistar International Corp.	8.250		11-01-21		300,000	300,000
SIG Combibloc Holdings SCA (S)	7.750		02-15-23	EUR	625,000	730,267
The Manitowoc Company, Inc.	5.875		10-15-22		275,000	297,000
Valmont Industries, Inc.	6.625		04-20-20		47,000	54,658
Marine 0.0%
Pelabuhan Indonesia II PT (S)	4.250		05-05-25		200,000	192,500
Professional services 0.1%
FTI Consulting, Inc.	6.000		11-15-22		275,000	292,188
Manpowergroup, Inc.	4.500		06-22-18	EUR	100,000	121,425
Road and rail 0.2%
ERAC USA Finance LLC (S)	1.400		04-15-16		75,000	75,206
ERAC USA Finance LLC (S)	2.800		11-01-18		20,000	20,545
ERAC USA Finance LLC (S)	3.850		11-15-24		125,000	128,240
ERAC USA Finance LLC (S)	4.500		02-15-45		75,000	71,927
ERAC USA Finance LLC (S)	6.375		10-15-17		100,000	111,236
Europcar Groupe SA (S)	5.750		06-15-22	EUR	150,000	168,262
Europcar Groupe SA (S)	11.500		05-15-17	EUR	375,000	462,089
JB Hunt Transport Services, Inc.	2.400		03-15-19		45,000	45,601
Kansas City Southern de Mexico SA de CV	2.350		05-15-20		200,000	196,130
Kansas City Southern de Mexico SA de CV	3.000		05-15-23		155,000	150,311

SEE NOTES TO FUND'S INVESTMENTS43

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Road and rail (continued)
National Express Group PLC	6.250		01-13-17	GBP	50,000	$81,815
Penske Truck Leasing Company LP (S)	2.500		03-15-16		125,000	126,202
Penske Truck Leasing Company LP (S)	2.500		06-15-19		115,000	114,384
Penske Truck Leasing Company LP (S)	2.875		07-17-18		65,000	66,387
Watco Companies LLC (S)	6.375		04-01-23		175,000	178,500
Trading companies and distributors 0.3%
Aircastle, Ltd.	5.500		02-15-22		200,000	211,500
Ashtead Capital, Inc. (S)	6.500		07-15-22		375,000	402,656
GATX Corp.	1.250		03-04-17		100,000	99,668
GATX Corp.	2.375		07-30-18		45,000	45,582
GATX Corp.	2.500		03-15-19		300,000	299,192
GATX Corp.	2.500		07-30-19		75,000	75,144
GATX Corp.	2.600		03-30-20		10,000	9,986
GATX Corp.	3.250		03-30-25		145,000	140,025
GATX Corp.	3.500		07-15-16		245,000	251,168
GATX Corp.	4.500		03-30-45		95,000	91,052
GATX Corp.	4.850		06-01-21		225,000	248,585
International Lease Finance Corp. (P)	2.221		06-15-16		160,000	160,000
Matalan Finance PLC (S)	6.875		06-01-19	GBP	325,000	509,312
Reliance Intermediate Holdings LP (S)	6.500		04-01-23		400,000	416,000
Transportation infrastructure 0.2%
Atlantia SpA	6.250		06-09-22	GBP	100,000	187,178
Burlington Northern Santa Fe LLC	4.150		04-01-45		155,000	147,258
Burlington Northern Santa Fe LLC	5.150		09-01-43		475,000	531,018
Burlington Northern Santa Fe LLC	5.400		06-01-41		135,000	154,556
DP World, Ltd.	6.850		07-02-37		600,000	686,357
Information technology 1.6%						15,070,356
Communications equipment 0.2%
Adria Bidco BV (S)	7.875		11-15-20	EUR	300,000	352,423
Alcatel-Lucent USA, Inc. (S)	8.875		01-01-20		225,000	246,938
Avaya, Inc. (S)	7.000		04-01-19		25,000	25,000
Avaya, Inc. (S)	10.500		03-01-21		275,000	235,125
Cerved Group SpA (S)	6.375		01-15-20	EUR	100,000	115,596
CommScope Technologies Finance LLC (S)	6.000		06-15-25		350,000	354,375
CommScope, Inc. (S)	4.375		06-15-20		50,000	50,375
Harris Corp.	1.999		04-27-18		65,000	65,089
Harris Corp.	2.700		04-27-20		45,000	45,099
Harris Corp.	3.832		04-27-25		115,000	114,941
Juniper Networks, Inc.	3.100		03-15-16		40,000	40,669
Electronic equipment, instruments and components 0.1%
Amphenol Corp.	1.550		09-15-17		70,000	70,215
Amphenol Corp.	3.125		09-15-21		200,000	202,979
Arrow Electronics, Inc.	3.000		03-01-18		30,000	30,683
Arrow Electronics, Inc.	3.500		04-01-22		190,000	188,977
Arrow Electronics, Inc.	4.000		04-01-25		185,000	183,900
Arrow Electronics, Inc.	4.500		03-01-23		185,000	192,298
Avnet, Inc.	4.875		12-01-22		425,000	451,350
Avnet, Inc.	6.625		09-15-16		45,000	47,876
Internet software and services 0.4%
Alibaba Group Holding, Ltd. (S)	2.500		11-28-19		325,000	323,893
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18		575,000	593,688

44SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology (continued)
Internet software and services (continued)
Ancestry.com, Inc.	11.000		12-15-20		175,000	$199,500
Baidu, Inc.	2.750		06-09-19		650,000	655,857
Eagle Midco, Inc. (S)	9.000		06-15-18		450,000	459,000
EarthLink, Inc.	7.375		06-01-20		175,000	183,094
Epicor Software Corp.	8.625		05-01-19		325,000	339,625
Equinix, Inc.	5.375		01-01-22		225,000	234,141
Equinix, Inc.	5.375		04-01-23		325,000	334,750
Equinix, Inc.	5.750		01-01-25		125,000	129,063
Tencent Holdings, Ltd. (S)	2.000		05-02-17		200,000	200,953
Tencent Holdings, Ltd. (S)	2.875		02-11-20		255,000	255,597
Tencent Holdings, Ltd. (S)	3.375		05-02-19		315,000	324,726
IT services 0.3%
Alliance Data Systems Corp. (S)	5.375		08-01-22		250,000	251,875
Alliance Data Systems Corp. (S)	6.375		04-01-20		425,000	443,063
Corelogic, Inc.	7.250		06-01-21		525,000	558,469
Fidelity National Information Services, Inc.	1.450		06-05-17		70,000	70,004
Fidelity National Information Services, Inc.	3.500		04-15-23		210,000	207,602
Fidelity National Information Services, Inc.	3.875		06-05-24		335,000	340,164
Fiserv, Inc.	3.125		06-15-16		195,000	199,590
Fiserv, Inc.	3.500		10-01-22		125,000	127,019
Fiserv, Inc.	6.800		11-20-17		40,000	45,704
Lender Processing Services, Inc.	5.750		04-15-23		288,000	305,280
Xerox Corp.	2.950		03-15-17		45,000	46,246
Semiconductors and semiconductor equipment 0.1%
Anstock II, Ltd.	2.125		07-24-17		200,000	198,842
NXP BV (S)	5.750		02-15-21		200,000	211,000
NXP BV (S)	5.750		03-15-23		275,000	292,875
Software 0.5%
Activision Blizzard, Inc. (S)	6.125		09-15-23		250,000	275,625
BCP Singapore VI Cayman Financing Company, Ltd. (S)	8.000		04-15-21		200,000	201,200
BMC Software Finance, Inc. (S)	8.125		07-15-21		375,000	338,906
BMC Software, Inc.	7.250		06-01-18		75,000	72,563
First Data Corp. (S)	6.750		11-01-20		358,000	382,165
First Data Corp.	12.625		01-15-21		1,700,000	1,991,125
Infor Software Parent LLC, PIK (S)	7.125		05-01-21		500,000	508,750
Infor US, Inc. (S)	6.500		05-15-22		375,000	389,588
SunGard Data Systems, Inc.	6.625		11-01-19		135,000	140,906
Technology hardware, storage and peripherals 0.0%
Dell, Inc.	4.625		04-01-21		100,000	99,000
Project Homestake Merger Corp. (S)	8.875		03-01-23		125,000	125,000
Materials 2.5%						24,169,085
Chemicals 0.5%
Braskem Finance, Ltd.	6.450		02-03-24		200,000	203,040
Braskem Finance, Ltd.	7.000		05-07-20		100,000	105,000
Ciech Group Financing AB (S)	9.500		11-30-19	EUR	275,000	333,311
Ecolab, Inc.	2.250		01-12-20		115,000	114,895
Hexion US Finance Corp.	6.625		04-15-20		375,000	353,438
Hexion, Inc. (S)	10.000		04-15-20		125,000	132,500
INEOS Group Holdings SA (S)	6.125		08-15-18		200,000	205,500
Kerling PLC (S)	10.625		02-01-17	EUR	225,000	254,222
LYB International Finance BV	4.000		07-15-23		320,000	335,875

SEE NOTES TO FUND'S INVESTMENTS45

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Chemicals (continued)
LyondellBasell Industries NV	5.000		04-15-19		250,000	$274,019
Momentive Performance Materials, Inc.	3.880		10-24-21		475,000	426,906
Platform Specialty Products Corp. (S)	6.500		02-01-22		275,000	288,750
PolyOne Corp.	5.250		03-15-23		250,000	253,125
Rayonier AM Products, Inc. (S)	5.500		06-01-24		425,000	380,843
The Dow Chemical Company	4.625		10-01-44		200,000	191,817
The Dow Chemical Company	8.550		05-15-19		140,000	171,988
Trinseo Materials Operating SCA (S)	6.375		05-01-22	EUR	100,000	112,850
Trinseo Materials Operating SCA (S)	6.750		05-01-22		200,000	203,750
US Coatings Acquisition, Inc. (S)	7.375		05-01-21		175,000	189,875
Construction materials 0.4%
Cemex Finance LLC	9.375		10-12-22		200,000	225,750
Cemex Finance LLC (S)	9.375		10-12-22		200,000	225,750
Cemex SAB de CV (P)(S)	5.273		09-30-15		230,000	230,711
Grupo Cementos de Chihuahua SAB de CV (S)	8.125		02-08-20		200,000	216,000
Holcim GB Finance, Ltd.	8.750		04-24-17	GBP	50,000	86,556
Holcim US Finance Sarl & Cie SCS (S)	5.150		09-12-23		230,000	256,226
Holcim US Finance Sarl & Cie SCS (S)	6.000		12-30-19		495,000	565,286
James Hardie International Finance, Ltd. (S)	5.875		02-15-23		200,000	208,000
Martin Marietta Materials, Inc. (P)	1.373		06-30-17		130,000	129,573
Martin Marietta Materials, Inc.	4.250		07-02-24		350,000	361,389
Norbord, Inc. (S)	6.250		04-15-23		175,000	177,790
Votorantim Cimentos SA (S)	3.250		04-25-21	EUR	100,000	109,430
Votorantim Cimentos SA (S)	7.250		04-05-41		440,000	451,440
Vulcan Materials Company	7.500		06-15-21		165,000	196,350
West China Cement, Ltd.	6.500		09-11-19		200,000	200,428
Containers and packaging 0.3%
AEP Industries, Inc.	8.250		04-15-19		250,000	256,875
Ardagh Finance Holdings SA, PIK	8.375		06-15-19	EUR	100,000	116,420
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19		608,769	649,100
Ardagh Packaging Finance PLC (P)(S)	3.271		12-15-19		200,000	196,750
Ardagh Packaging Finance PLC (S)	6.250		01-31-19		200,000	203,500
Ardagh Packaging Finance PLC (S)	7.000		11-15-20		348,529	357,243
Beverage Packaging Holdings Luxembourg II SA (S)	6.000		06-15-17		375,000	378,750
Cascades, Inc. (S)	5.500		07-15-22		125,000	124,375
Exopack Holding Corp. (S)	10.000		06-01-18		250,000	265,000
Packaging Corp. of America	3.650		09-15-24		85,000	84,811
Packaging Corp. of America	4.500		11-01-23		170,000	179,286
Rock-Tenn Company	3.500		03-01-20		185,000	191,704
Tekni-Plex, Inc. (S)	9.750		06-01-19		171,000	183,505
Metals and mining 1.2%
AK Steel Corp.	7.625		10-01-21		450,000	374,625
AK Steel Corp.	8.375		04-01-22		475,000	412,656
Alcoa, Inc.	5.125		10-01-24		380,000	405,650
Alcoa, Inc.	5.950		02-01-37		40,000	41,600
Alcoa, Inc.	6.150		08-15-20		180,000	202,480
Aleris International, Inc.	7.625		02-15-18		150,000	155,250
Aleris International, Inc.	7.875		11-01-20		375,000	389,063
ALROSA Finance SA	7.750		11-03-20		200,000	209,000
Anglo American Capital PLC (P)(S)	1.225		04-15-16		200,000	199,902
Anglo American Capital PLC (S)	4.125		04-15-21		200,000	203,567
Anglo American Capital PLC (S)	4.875		05-14-25		430,000	428,883

46SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Metals and mining (continued)
ArcelorMittal	6.125		06-01-18		190,000	$203,775
ArcelorMittal	10.600		06-01-19		300,000	363,750
BHP Billiton Finance, Ltd.	3.250		09-25-24	GBP	100,000	158,076
BlueScope Steel, Ltd. (S)	7.125		05-01-18		375,000	386,250
Carpenter Technology Corp.	4.450		03-01-23		185,000	187,731
Carpenter Technology Corp.	5.200		07-15-21		195,000	211,898
Eldorado Gold Corp. (S)	6.125		12-15-20		425,000	418,625
First Quantum Minerals, Ltd.	6.750		02-15-20		180,000	175,950
First Quantum Minerals, Ltd. (S)	7.250		10-15-19		200,000	201,000
First Quantum Minerals, Ltd. (S)	7.250		05-15-22		750,000	722,813
Fresnillo PLC	5.500		11-13-23		200,000	215,500
Fresnillo PLC (S)	5.500		11-13-23		200,000	215,500
Goldcorp, Inc.	2.125		03-15-18		215,000	216,477
Goldcorp, Inc.	3.625		06-09-21		180,000	182,364
Lundin Mining Corp. (S)	7.500		11-01-20		325,000	351,406
Novelis, Inc.	8.750		12-15-20		475,000	506,022
Nyrstar Netherlands Holdings BV (S)	8.500		09-15-19	EUR	325,000	377,472
Nyrstar Netherlands Holdings BV	8.500		09-15-19	EUR	100,000	116,145
Petra Diamonds US Treasury PLC (S)	8.250		05-31-20		470,000	481,750
Reliance Steel & Aluminum Company	4.500		04-15-23		130,000	129,205
Ryerson, Inc.	11.250		10-15-18		309,000	298,185
Samarco Mineracao SA (S)	5.375		09-26-24		365,000	353,503
Southern Copper Corp.	5.250		11-08-42		155,000	139,151
Southern Copper Corp.	5.875		04-23-45		100,000	97,790
SunCoke Energy Partners LP (S)	7.375		02-01-20		125,000	128,125
SunCoke Energy Partners LP (S)	7.375		02-01-20		200,000	205,000
Vale Overseas, Ltd.	6.250		01-23-17		95,000	101,235
Vale Overseas, Ltd.	6.875		11-10-39		100,000	98,713
Vale SA	3.750		01-10-23	EUR	100,000	115,863
Vedanta Resources PLC (S)	6.000		01-31-19		300,000	280,500
Vedanta Resources PLC (S)	7.125		05-31-23		200,000	184,480
Vedanta Resources PLC	7.125		05-31-23		200,000	184,480
Vedanta Resources PLC (S)	8.250		06-07-21		350,000	344,531
Vedanta Resources PLC	8.250		06-07-21		200,000	196,875
Paper and forest products 0.1%
Celulosa Arauco y Constitucion SA	4.500		08-01-24		200,000	208,072
International Paper Company	3.650		06-15-24		245,000	246,141
Mercer International, Inc.	7.000		12-01-19		275,000	290,125
Mercer International, Inc.	7.750		12-01-22		150,000	161,625
West Fraser Timber Company, Ltd. (S)	4.350		10-15-24		335,000	330,604
Telecommunication services 2.3%						21,550,237
Diversified telecommunication services 1.4%
AT&T, Inc. (P)	1.155		06-30-20		85,000	85,545
AT&T, Inc.	2.450		06-30-20		225,000	222,700
AT&T, Inc.	4.750		05-15-46		135,000	127,904
B Communications, Ltd. (S)	7.375		02-15-21		615,000	655,744
Banglalink Digital Communications, Ltd. (S)	8.625		05-06-19		200,000	207,000
CenturyLink, Inc.	5.625		04-01-20		375,000	391,406
Eileme 2 AB (S)	11.625		01-31-20		250,000	280,025
GCX, Ltd. (S)	7.000		08-01-19		200,000	204,679
Goodman Networks, Inc.	12.125		07-01-18		400,000	344,000

SEE NOTES TO FUND'S INVESTMENTS47

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Grain Spectrum Funding LLC (S)	4.000		10-10-18		505,000	$512,908
GTP Acquisition Partners I LLC (S)	2.350		06-15-20		330,000	330,770
Level 3 Financing, Inc.	5.375		08-15-22		375,000	383,438
Level 3 Financing, Inc. (S)	5.625		02-01-23		100,000	103,250
Level 3 Financing, Inc.	6.125		01-15-21		75,000	79,500
Level 3 Financing, Inc.	7.000		06-01-20		400,000	428,500
PCCW Capital No. 4, Ltd.	5.750		04-17-22		200,000	218,862
Play Topco SA, PIK (S)	7.750		02-28-20	EUR	325,000	369,441
Sable International Finance, Ltd. (S)	8.750		02-01-20		200,000	215,000
SmarTone Finance, Ltd.	3.875		04-08-23		200,000	191,270
T-Mobile USA, Inc.	6.000		03-01-23		825,000	852,844
T-Mobile USA, Inc.	6.250		04-01-21		475,000	503,263
T-Mobile USA, Inc.	6.375		03-01-25		125,000	130,875
T-Mobile USA, Inc.	6.500		01-15-24		75,000	79,125
T-Mobile USA, Inc.	6.731		04-28-22		170,000	181,050
Telecom Italia SpA	5.250		02-10-22	EUR	50,000	64,586
Telecom Italia SpA	5.625		12-29-15	GBP	50,000	78,005
Telecom Italia SpA	6.375		06-24-19	GBP	400,000	678,333
Telefonica Emisiones SAU	4.710		01-20-20	EUR	100,000	128,775
Telefonica Emisiones SAU	5.375		02-02-18	GBP	50,000	83,586
Telstra Corp., Ltd. (S)	3.125		04-07-25		250,000	248,077
United Group BV	7.875		11-15-20	EUR	100,000	117,474
UPC Holding BV (S)	6.750		03-15-23	CHF	175,000	204,354
UPC Holding BV (S)	6.750		03-15-23	EUR	200,000	241,516
Verizon Communications, Inc.	4.500		09-15-20		450,000	490,525
Verizon Communications, Inc.	6.400		09-15-33		1,270,000	1,488,272
WaveDivision Escrow LLC (S)	8.125		09-01-20		125,000	131,875
Wind Acquisition Finance SA (S)	4.750		07-15-20		400,000	403,000
Wind Acquisition Finance SA (S)	7.000		04-23-21	EUR	100,000	117,860
Wind Acquisition Finance SA (S)	7.375		04-23-21		1,075,000	1,120,688
Wireless telecommunication services 0.9%
Bharti Airtel International Netherlands BV	4.000		12-10-18	EUR	100,000	119,164
Bharti Airtel International Netherlands BV	5.125		03-11-23		200,000	215,816
CC Holdings GS V LLC	2.381		12-15-17		645,000	652,600
CC Holdings GS V LLC	3.849		04-15-23		945,000	943,126
Digicel Group, Ltd. (S)	7.125		04-01-22		275,000	267,438
Digicel Group, Ltd.	8.250		09-30-20		200,000	207,400
Digicel Group, Ltd. (S)	8.250		09-30-20		625,000	648,125
Digicel, Ltd. (S)	6.000		04-15-21		200,000	197,500
Millicom International Cellular SA (S)	6.625		10-15-21		400,000	425,000
NII International Telecom SCA (H)(S)	11.375		08-15-19		350,000	327,250
SBA Tower Trust (S)	2.240		04-16-18		125,000	124,775
SBA Tower Trust (S)	2.898		10-15-19		470,000	474,104
SBA Tower Trust (S)	2.933		12-15-17		630,000	640,056
SBA Tower Trust (S)	3.598		04-15-18		570,000	569,374
SBA Tower Trust (S)	3.869		10-15-24		360,000	368,621
Sprint Communications, Inc. (S)	9.000		11-15-18		210,000	240,713
Sprint Communications, Inc.	11.500		11-15-21		650,000	789,750
TBG Global Pte, Ltd.	5.250		02-10-22		200,000	198,711
Vimpel Communications (S)	7.748		02-02-21		200,000	204,750
Vimpel Communications	7.748		02-02-21		200,000	204,750
Vimpel Communications (S)	8.250		05-23-16		225,000	233,389

48SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
VimpelCom Holdings BV (S)	5.200		02-13-19		200,000	$194,300
VimpelCom Holdings BV (S)	7.504		03-01-22		600,000	607,500
Utilities 1.1%						10,676,550
Electric utilities 0.6%
Appalachian Power Company	6.375		04-01-36		115,000	145,244
Comision Federal de Electricidad (S)	4.875		01-15-24		200,000	210,000
Eastern Power Networks PLC	5.750		03-08-24	GBP	30,000	55,813
Empresas Publicas de Medellin ESP	7.625		09-10-24	COP	153,000,000	59,393
Enel Finance International NV	5.625		08-14-24	GBP	50,000	90,909
Enel SpA (5.000% to 1-15-20, then 5 Year Euro Swap Rate + 3.648%)	5.000		01-15-75	EUR	100,000	119,028
Energy Future Intermediate Holding Company LLC (H)(S)	11.750		03-01-22		575,234	653,610
ESB Finance, Ltd.	6.500		03-05-20	GBP	50,000	90,302
Eskom Holdings SOC, Ltd.	6.750		08-06-23		200,000	204,700
FirstEnergy Corp.	2.750		03-15-18		180,000	183,529
FirstEnergy Corp.	4.250		03-15-23		255,000	262,151
FirstEnergy Transmission LLC (S)	4.350		01-15-25		195,000	203,888
Infinis PLC (S)	7.000		02-15-19	GBP	200,000	321,728
IPALCO Enterprises, Inc.	5.000		05-01-18		85,000	90,100
Israel Electric Corp., Ltd. (S)	6.875		06-21-23		250,000	292,500
Korea Hydro & Nuclear Power Company, Ltd. (S)	3.125		09-16-15		200,000	201,240
Majapahit Holding BV	7.875		06-29-37		100,000	120,000
Monongahela Power Company (S)	5.700		03-15-17		25,000	26,697
NextEra Energy Capital Holdings, Inc.	1.200		06-01-15		70,000	70,000
NRG Yield Operating LLC (S)	5.375		08-15-24		275,000	283,250
NTPC, Ltd.	4.375		11-26-24		320,000	330,280
Pennsylvania Electric Company	6.150		10-01-38		240,000	285,870
Perusahaan Listrik Negara PT	5.250		10-24-42		400,000	362,500
Perusahaan Listrik Negara PT	5.500		11-22-21		200,000	215,500
PPL Capital Funding, Inc.	1.900		06-01-18		55,000	55,109
PPL WEM Holdings PLC (S)	3.900		05-01-16		340,000	348,314
Public Service Company of Oklahoma	5.150		12-01-19		35,000	39,201
San Diego Gas & Electric Company	1.914		02-01-22		65,000	65,350
Scottish Power UK PLC	8.375		02-20-17	GBP	20,000	34,129
Zhejiang Energy Group Hong Kong, Ltd.	2.300		09-30-17		200,000	199,499
Gas utilities 0.1%
Florida Gas Transmission Company LLC (S)	4.000		07-15-15		75,000	75,280
Perusahaan Gas Negara Persero Tbk PT (S)	5.125		05-16-24		545,000	562,713
Snam SpA	1.500		04-21-23	EUR	120,000	133,196
Talent Yield Euro, Ltd.	1.435		05-07-20	EUR	100,000	109,477
Independent power and renewable electricity producers 0.3%
Calpine Corp.	5.375		01-15-23		650,000	653,250
Calpine Corp.	5.500		02-01-24		200,000	199,875
Constellation Energy Group, Inc.	5.150		12-01-20		80,000	89,193
Dynegy, Inc. (S)	6.750		11-01-19		325,000	343,688
Exelon Generation Company LLC	2.950		01-15-20		260,000	263,523
Exelon Generation Company LLC	6.250		10-01-39		335,000	389,294
GenOn Energy, Inc.	9.500		10-15-18		525,000	542,063
NRG Energy, Inc.	6.250		07-15-22		350,000	366,625
NRG Energy, Inc.	6.250		05-01-24		175,000	178,938
NRG Energy, Inc.	6.625		03-15-23		350,000	367,500

SEE NOTES TO FUND'S INVESTMENTS49

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Utilities (continued)
Multi-utilities 0.1%
Columbia Pipeline Group, Inc. (S)	2.450		06-01-18		60,000	$60,539
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25		170,000	172,173
Enable Oklahoma Intrastate Transmission LLC (S)	6.250		03-15-20		70,000	77,915
GDF Suez	6.125		02-11-21	GBP	50,000	92,993
NiSource Finance Corp.	10.750		03-15-16		115,000	122,769
RWE Finance BV	6.500		04-20-21	GBP	20,000	36,626
Teco Energy, Inc. (P)	0.871		04-10-18		180,000	180,861
Water utilities 0.0%
Severn Trent Utilities Finance PLC	6.125		02-26-24	GBP	20,000	38,225
Convertible bonds 0.1%						$616,875
(Cost $648,510)
Consumer discretionary 0.1%						603,000
Media 0.1%
Central European Media Enterprises, Ltd.	5.000		11-15-15		600,000	603,000
Energy 0.0%						13,875
Oil, gas and consumable fuels 0.0%
Alpha Natural Resources, Inc.	3.750		12-15-17		75,000	13,875
Municipal bonds 0.5%						$4,434,635
(Cost $4,231,013)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720		12-01-38		165,000	198,317
City of Chicago (Illinois)	6.395		01-01-40		150,000	192,675
City of New York (New York)	6.271		12-01-37		115,000	149,653
Commonwealth of Massachusetts	4.500		08-01-31		190,000	206,435
Commonwealth of Puerto Rico, Series A	8.000		07-01-35		870,000	731,870
Denver City & County School District No. 1 (Colorado)	4.242		12-15-37		130,000	130,264
District of Columbia	5.591		12-01-34		40,000	48,708
East Bay Municipal Utility District (California)	5.874		06-01-40		135,000	171,524
Florida Hurricane Catastrophe Fund Finance Corp., Series A	1.298		07-01-16		250,000	251,265
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995		07-01-20		265,000	269,322
Government Development Bank for Puerto Rico	3.800		08-01-15		150,000	138,347
Government Development Bank for Puerto Rico	5.000		12-01-15		310,000	282,060
Guam Power Authority	7.500		10-01-15		40,000	40,508
JobsOhio Beverage System	4.532		01-01-35		125,000	134,536
Los Angeles Department of Airports (California)	7.053		05-15-40		185,000	250,164
Maryland State Transportation Authority	5.888		07-01-43		125,000	158,736
Metropolitan Transportation Authority (New York)	7.336		11-15-39		55,000	81,222
Philadelphia Authority for Industrial Development (Pennsylvania)	3.964		04-15-26		110,000	109,178
Port Authority of New York & New Jersey	4.458		10-01-62		340,000	351,135
South Carolina State Public Service Authority	4.322		12-01-27		260,000	281,653
State of Oregon	5.892		06-01-27		60,000	72,985
University of California (P)	0.680		07-01-41		85,000	85,008
University of California	4.131		05-15-45		60,000	58,172
Virginia Commonwealth Transportation Board	5.350		05-15-35		35,000	40,898
Term loans (M) 3.7%						$35,446,854
(Cost $35,312,870)
Consumer discretionary 1.5%						14,261,397
Auto components 0.0%
MPG Holdco I, Inc.	3.750		10-20-21	82,450		82,586
Automobiles 0.0%
Chrysler Group LLC	3.500		05-24-17	223,837		224,117

50SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 0.1%
Ascent Capital Group, Inc.	4.500			04-02-22	50,000	$50,208
Houghton Mifflin Harcourt Company (T)			TBD	05-11-22	300,000	298,875
Laureate Education, Inc. (T)			TBD	06-18-18	150,000	143,063
WASH Multifamily Laundry Systems LLC (T)			TBD	04-21-22	75,000	75,938
WASH Multifamily Laundry Systems LLC (T)			TBD	04-21-23	25,000	25,063
Hotels, restaurants and leisure 0.5%
AMF Bowling Centers, Inc. (T)			TBD	09-18-21	75,000	75,141
BC Unlimited Liability Company	3.750			12-10-21	456,889	460,125
CityCenter Holdings LLC	4.250			10-16-20	275,000	275,688
ClubCorp Club Operations, Inc.	4.500			07-24-20	125,000	125,208
Equinox Holdings, Inc.	5.000			01-31-20	174,123	174,993
ESH Hospitality, Inc.	5.000			06-24-19	268,739	270,755
Fitness International LLC (T)			TBD	07-01-20	125,000	122,188
Four Seasons Holdings, Inc.	3.500			06-27-20	174,116	174,551
Four Seasons Holdings, Inc.	6.250			12-27-20	175,000	175,656
Hilton Worldwide Finance LLC	3.500			10-26-20	147,707	147,892
Intrawest Operations Group LLC	4.750			12-09-20	223,867	225,172
Las Vegas Sands LLC	3.250			12-19-20	217,250	217,196
MGM Resorts International	3.500			12-20-19	97,750	97,628
Peninsula Gaming LLC	4.250			11-20-17	210,299	210,772
PF Chang's China Bistro, Inc.	4.250			07-02-19	691,008	681,507
Playa Resorts Holding BV	4.000			08-09-19	99,937	99,749
Station Casinos LLC	4.250			03-02-20	686,505	688,328
World Endurance Holdings	5.250			06-26-21	99,499	99,499
Internet and catalog retail 0.0%
Travelport Finance Luxembourg Sarl	5.750			09-02-21	174,125	175,594
Leisure products 0.0%
Academy, Ltd.	4.500			08-03-18	223,852	224,505
Media 0.6%
Acosta Holdco, Inc.	4.250			09-26-21	223,875	224,469
Advantage Sales & Marketing, Inc.	4.250			07-23-21	99,500	99,396
Advantage Sales & Marketing, Inc.	7.500			07-25-22	50,000	50,375
Altice Financing SA	5.250			02-04-22	50,000	50,375
Altice Financing SA	5.500			07-02-19	323,363	326,866
ASP NEP	9.500			07-22-20	25,000	24,938
Cengage Learning Acquisitions, Inc. (T)			TBD	03-31-20	100,000	100,292
Creative Artists Agency LLC	5.500			12-17-21	24,938	25,148
Cumulus Media Holdings, Inc.	4.250			12-23-20	219,242	206,818
Delta 2 Lux Sarl	4.750			07-30-21	1,152,650	1,152,410
Delta 2 Lux Sarl	7.750			07-31-22	400,000	401,333
iHeartCommunications, Inc.	6.935			01-30-19	225,000	210,496
Interactive Data Corp.	4.750			05-02-21	223,872	224,600
Lions Gate Entertainment Corp.	5.000			03-17-22	50,000	50,313
McGraw-Hill Global Education Holdings LLC	4.750			03-22-19	317,735	319,721
MGOC, Inc.	4.250			07-31-20	269,342	270,621
NEP Broadcasting LLC	4.250			01-22-20	48,872	48,420
Numericable US LLC	4.500			05-21-20	46,269	46,416
Numericable US LLC	4.500			05-21-20	53,481	53,652
Townsquare Media, Inc.	4.250			04-01-22	75,000	75,469
Tribune Media Company	4.000			12-27-20	225,000	225,113
Univision Communications, Inc.	4.000			03-01-20	1,199,746	1,197,175
Univision Communications, Inc.	4.000			03-01-20	244,953	244,603

SEE NOTES TO FUND'S INVESTMENTS51

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Village Roadshow, Ltd.	5.750			11-21-17	32,863	$32,534
Virgin Media Investment Holdings, Ltd.	3.500			06-07-20	151,497	151,119
WideOpenWest Finance LLC	4.500			04-01-19	91,538	91,510
Yankee Cable Acquisition LLC	4.250			03-01-20	220,932	221,484
Multiline retail 0.2%
Dollar Tree, Inc.	4.250			03-09-22	675,000	680,797
JC Penney Corp., Inc.	6.000			05-22-18	1,060,406	1,057,755
Specialty retail 0.1%
DBP Holding Corp.	5.000			10-11-19	50,000	48,188
PetSmart, Inc.	4.250			03-11-22	450,000	451,437
Pilot Travel Centers LLC	4.250			10-01-21	222,750	225,057
The Men's Wearhouse, Inc.	5.000			06-18-21	50,000	50,500
Consumer staples 0.1%						1,256,690
Food and staples retailing 0.0%
Rite Aid Corp.	5.750			08-21-20	325,000	327,742
Food products 0.1%
HJ Heinz Company	3.250			06-05-20	346,636	346,636
The Brickman Group, Ltd. LLC	4.000			12-18-20	174,121	173,903
The Brickman Group, Ltd. LLC	7.500			12-17-21	75,000	75,413
Household products 0.0%
Edgewell Personal Care Company (T)			TBD	05-14-22	50,000	50,188
The Sun Products Corp. (T)			TBD	03-23-20	125,000	122,396
Personal products 0.0%
Prestige Brands, Inc.	3.500			09-03-21	160,211	160,412
Energy 0.3%						2,945,497
Energy equipment and services 0.1%
CJ Holding Company	6.500			03-23-20	400,000	376,000
CJ Holding Company	7.250			03-24-22	125,000	117,292
Pacific Drilling SA	4.500			06-03-18	300,000	259,250
Oil, gas and consumable fuels 0.2%
EMG Utica LLC	4.750			03-27-20	169,859	165,612
ExGen Renewables I LLC	5.250			02-08-21	522,994	525,609
MEG Energy Corp.	3.750			03-31-20	122,160	120,141
Murray Energy Corp.	7.000			04-07-17	50,000	50,063
Murray Energy Corp.	7.500			03-19-21	575,000	558,325
Terra-Gen Finance Company LLC	5.250			12-09-21	369,286	370,209
TGGT Holdings LLC	7.500			11-15-18	229,432	225,990
TPF II Power LLC	5.500			10-02-21	174,563	177,006
Financials 0.4%						3,612,144
Banks 0.0%
Diamond US Holding LLC	4.750			12-17-21	49,875	49,917
Capital markets 0.1%
BATS Global Markets Holdings, Inc.	3.940			03-13-18	25,000	25,000
BATS Global Markets Holdings, Inc.	5.750			01-31-20	48,497	48,497
Onex Wizard Acquisition Company II SCA	4.250			03-13-22	425,000	426,992
Diversified financial services 0.0%
CeramTec Acquisition Corp.	4.250			08-30-20	6,915	6,928
Insurance 0.3%
Acrisure LLC (T)			TBD	05-13-22	50,000	50,188

52SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Alliant Holdings I, Inc.	5.000			12-20-19	269,265	$270,387
Asurion LLC	5.000			05-24-19	1,183,440	1,187,384
Asurion LLC	8.500			03-03-21	975,000	997,852
HUB International, Ltd.	4.000			10-02-20	49,874	49,687
Sedgwick Claims Management Services, Inc. (T)			TBD	02-28-22	75,000	73,813
Sedgwick, Inc.	3.750			03-01-21	24,121	23,819
USI, Inc.	4.250			12-27-19	174,116	174,261
Real estate investment trusts 0.0%
Capital Automotive LP	4.000			04-10-19	49,400	49,575
Capital Automotive LP	6.000			04-30-20	175,000	177,844
Health care 0.3%						2,682,156
Health care equipment and supplies 0.0%
CareCore National LLC	5.500			03-05-21	24,874	24,999
DJO Finco, Inc. (T)			TBD	04-21-20	125,000	125,156
Sterigenics-Nordion Holdings LLC	4.250			05-15-22	50,000	50,125
Health care providers and services 0.2%
Acadia Healthcare Company, Inc.	4.250			02-11-22	49,875	50,270
Ardent Medical Services, Inc.	6.750			07-02-18	136,280	136,394
Catalent Pharma Solutions, Inc.	4.250			05-20-21	223,872	224,619
Community Health Systems, Inc.	3.750			12-31-19	131,378	131,425
Community Health Systems, Inc.	4.000			01-27-21	241,733	242,337
HC Group Holdings III, Inc.	6.000			04-07-22	25,000	25,188
HCA, Inc.	3.025			05-01-18	223,864	223,895
MPH Acquisition Holdings LLC	3.750			03-31-21	162,990	162,612
National Surgical Hospitals (T)			TBD	04-29-22	25,000	25,000
Surgery Center Holdings, Inc.	5.250			11-03-20	174,563	174,999
Surgery Center Holdings, Inc.	8.500			11-03-21	50,000	49,875
US Renal Care, Inc.	4.250			07-03-19	223,864	224,004
US Renal Care, Inc.	8.500			01-03-20	25,000	25,281
Pharmaceuticals 0.1%
Amneal Pharmaceuticals LLC	5.001			11-01-19	49,644	49,830
Concordia Healthcare Corp.	4.750			04-21-22	25,000	25,125
Horizon Pharma PLC	4.500			04-22-21	25,000	25,109
Klockner Pentaplast	5.000			04-28-20	35,030	35,172
Par Pharmaceutical Companies, Inc.	4.250			09-30-19	49,875	49,958
Valeant Pharmaceuticals International, Inc.	3.500			08-05-20	225,000	224,888
Valeant Pharmaceuticals International, Inc.	4.000			04-01-22	375,000	375,895
Industrials 0.3%						2,839,146
Aerospace and defense 0.1%
B/E Aerospace, Inc.	4.000			12-16-21	49,875	50,336
CAMP International Holding Company	4.750			05-31-19	174,111	174,384
DAE Aviation Holdings, Inc.	7.750			08-05-19	75,000	75,797
TransDigm Group, Inc. (T)			TBD	05-14-22	100,000	99,313
Airlines 0.0%
American Airlines, Inc.	3.750			10-10-21	175,000	175,438
Building products 0.0%
Summit Materials LLC	5.000			01-30-19	224,427	224,427
Commercial services and supplies 0.1%
Allied Security Holdings LLC	4.250			02-12-21	223,924	224,064
Ceridian HCM Holding, Inc.	4.500			09-15-20	149,625	148,970

SEE NOTES TO FUND'S INVESTMENTS53

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Envision Acquisition Company LLC	5.750			11-04-20	74,810	$74,904
Envision Acquisition Company LLC	9.750			11-04-21	50,000	50,958
Gardner Denver, Inc.	4.250			07-30-20	272,000	265,302
Neff Rental LLC	7.250			06-09-21	25,000	24,750
Electrical equipment 0.0%
CeramTec GmbH	4.250			08-30-20	20,519	20,557
CeramTec Service GmbH	4.250			08-30-20	68,153	68,281
Machinery 0.1%
Filtration Group, Inc.	4.250			11-21-20	324,118	325,334
Husky Injection Molding Systems, Ltd. (T)			TBD	06-30-22	125,789	124,846
Husky Injection Molding Systems, Ltd.	4.250			06-30-21	246,274	246,889
Milacron LLC (T)			TBD	09-28-20	50,000	50,156
Navistar, Inc.	5.750			08-17-17	150,000	150,563
Professional services 0.0%
TransUnion LLC	4.000			04-09-21	173,995	173,705
Road and rail 0.0%
Audio Visual Services Corp. (T)			TBD	01-24-21	75,000	75,141
Trading companies and distributors 0.0%
KP Germany Erste GmbH	5.000			04-22-20	14,970	15,031
Information technology 0.3%						3,463,691
Communications equipment 0.0%
Avaya, Inc.	6.500			03-30-18	32,956	32,920
Riverbed Technology, Inc.	6.000			04-24-22	75,000	75,703
Electronic equipment, instruments and components 0.0%
Blue Coat Systems, Inc.	4.500			05-15-22	50,000	50,021
Dell International LLC	4.500			04-29-20	321,254	321,455
Internet software and services 0.1%
Ancestry.com, Inc.	4.500			12-28-18	273,197	273,129
Epicor Software Corp. (T)			TBD	05-08-22	50,000	50,047
Go Daddy Operating Company LLC	4.250			05-13-21	99,499	99,779
Zayo Group LLC	3.750			05-06-21	174,106	173,857
IT services 0.0%
Presidio, Inc.	5.250			02-02-22	47,917	47,797
TierPoint LLC	5.250			11-10-21	24,938	25,156
Vantiv LLC	3.750			06-13-21	233,652	234,382
Software 0.2%
Activision Blizzard, Inc.	3.250			10-12-20	168,188	168,844
BMC Software Finance, Inc. (T)			TBD	09-10-20	175,000	171,818
First Data Corp.	4.185			03-24-21	737,724	740,029
Infor US, Inc.	3.750			06-03-20	223,846	222,867
Kronos, Inc.	4.500			10-30-19	371,145	372,351
Kronos, Inc.	9.750			04-30-20	224,824	231,737
Renaissance Learning, Inc.	4.500			04-09-21	174,121	171,799
Materials 0.2%						1,801,870
Chemicals 0.2%
A Schulman, Inc. (T)			TBD	04-29-22	25,000	25,125
Aruba Investments, Inc.	5.250			02-02-22	75,000	75,563
MacDermid, Inc.	4.750			06-07-20	49,875	50,115
Solenis International LP (T)			TBD	07-31-22	525,000	507,675

54SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Solenis International LP	4.250			07-31-21	124,375	$124,258
The Chemours Company (T)			TBD	05-22-22	50,000	50,042
Trinseo Materials Operating SCA	4.250			10-13-21	50,000	50,104
Univar, Inc.	5.000			06-30-17	597,858	597,111
Construction materials 0.0%
Apex Tool Group LLC (T)			TBD	02-01-20	100,000	98,000
Quikrete Holdings, Inc.	4.000			09-28-20	173,804	173,804
Containers and packaging 0.0%
Tekni-Plex, Inc. (T)			TBD	04-01-22	25,000	25,010
Tekni-Plex, Inc. (T)			TBD	03-31-23	25,000	25,063
Telecommunication services 0.2%						1,780,021
Diversified telecommunication services 0.2%
Integra Telecom Holdings, Inc. (T)			TBD	02-21-20	25,000	25,250
Intelsat Jackson Holdings SA	3.750			06-30-19	663,704	661,050
IPC Corp.	5.500			08-06-21	50,000	49,625
IPC Corp.	10.500			02-06-22	25,000	24,125
Level 3 Financing, Inc.	4.500			01-31-22	700,000	697,025
Telesat Canada	3.500			03-28-19	323,350	322,946
Utilities 0.1%						804,242
Electric utilities 0.1%
Chief Power Finance LLC	5.750			12-31-20	124,688	126,246
Energy Future Intermediate Holding Company LLC	4.250			06-19-16	450,000	451,875
Stonewall Gas Gathering LLC	8.750			01-28-22	224,438	226,121
Collateralized mortgage obligations 3.1%						$29,654,079
(Cost $29,669,549)
Commercial and residential 2.3%						22,008,911
Adjustable Rate Mortgage Trust Series 2005-8, Class 7A-31 (P)	0.425			11-25-35	353	352
Alternative Loan Trust Series 2004-33, Class 4A1 (P)	2.435			12-25-34	127,592	122,432
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-1, Class A4 (P)	5.372			09-10-45	219,153	221,253
Series 2006-2, Class A4 (P)	5.728			05-10-45	210,000	214,873
Series 2006-3, Class AM (P)	5.843			07-10-44	300,000	308,460
Series 2006-4, Class A4	5.634			07-10-46	227,027	233,950
Series 2006-5, Class AM	5.448			09-10-47	435,000	454,510
Series 2007-4, Class AM (P)	5.811			02-10-51	220,000	237,235
Banc of America Funding Corp. Series 2005-A, Class 5A1 (P)	0.484			02-20-35	5,618	5,311
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-5, Class A4	5.492			02-10-51	820,185	869,574
Banc of America Mortgage Securities
Series 2005-B, Class 2A1 (P)	2.633			03-25-35	90,000	82,936
Series 2004-A, Class 2A2 (P)	2.666			02-25-34	40,036	39,798
Series 2004-D, Class 2A2 (P)	2.708			05-25-34	19,100	19,051
Series 2004-H, Class 2A2 (P)	2.674			09-25-34	53,021	52,157
Series 2004-I, Class 3A2 (P)	2.621			10-25-34	8,976	8,942
Series 2005-J, Class 3A1 (P)	2.746			11-25-35	86,338	81,471
Bear Stearns ALT-A Trust Series 2006-1, Class 11A1 (P)	0.665			02-25-36	157,289	129,256

SEE NOTES TO FUND'S INVESTMENTS55

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Bear Stearns Commercial Mortgage Securities Series 2005-PWR8, Class A4	4.674		06-11-41	20,897	$20,875
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1	1.242		05-10-47	101,640	101,492
Series 2014-GC21, Class AS	4.026		05-10-47	365,000	390,684
Series 2015-GC27, Class A1	1.353		02-10-48	54,797	54,727
Series 2015-GC29, Class A4	3.192		04-10-48	495,000	501,992
Series 2015-GC29, Class C (P)	4.156		04-10-48	225,000	224,401
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX (P)	5.366		12-11-49	590,000	614,221
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class AM (P)	5.765		05-15-46	150,000	161,242
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class A1	1.218		02-10-47	271,917	272,059
Series 2014-CR15, Class C (P)	4.766		02-10-47	145,000	156,322
Series 2014-CR17, Class A1	1.275		05-10-47	77,387	77,284
Series 2014-CR18, Class A1	1.442		07-15-47	70,687	70,679
Series 2014-CR20, Class A1	1.324		11-10-47	36,461	36,393
Series 2014-CR20, Class A4	3.590		11-10-47	80,000	84,017
Series 2014-CR21, Class A3	3.528		12-10-47	1,070,000	1,118,167
Series 2014-LC17, Class A1	1.381		10-10-47	44,005	44,005
Series 2014-UBS4, Class A1	1.309		08-10-47	17,326	17,316
Series 2014-UBS6, Class A1	1.445		12-10-47	56,596	56,664
Series 2014-UBS6, Class A5	3.644		12-10-47	400,000	420,781
Series 2015-CR22, Class A1	1.569		03-10-48	63,448	63,673
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2005-C6, Class A5B (P)	5.167		06-10-44	45,000	45,114
Series 2014-TWC, Class A (P) (S)	1.030		02-13-32	280,000	279,647
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company) Series 2014-UBS5, Class A1	1.373		09-10-47	152,227	152,394
Commercial Mortgage Trust (Deutsche Bank AG/UBS) Series 2014-UBS2, Class A1	1.298		03-10-47	67,364	67,302
Commercial Mortgage Trust (Goldman Sachs & Company/RBS Greenwich Capital)
Series 2007-GG9, Class AM	5.475		03-10-39	305,000	321,121
Series 2007-GG9, Class AMFX	5.475		03-10-39	400,000	420,417
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684		04-15-50	49,041	49,323
Series 2015-C2, Class A1	1.454		06-15-57	285,000	285,455
CSMC Series 2014-ICE, Class A (P) (S)	0.986		04-15-27	200,000	199,370
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2, Class 1A1 (P)	0.585		04-25-35	93,606	82,328
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A (P)	1.026		09-19-44	99,171	93,279
Series 2004-AR4, Class 2A1A (P)	0.546		01-19-45	426,768	374,748
Fosse Master Issuer PLC
Series 2011-1A, Class A5 (P) (S)	3.275		10-18-54	151,970	153,477
Series 2012-1A, Class 3A1 (P) (S)	1.775		10-18-54	210,000	214,501
FREMF Mortgage Trust
Series 2014-K41, Class B (P) (S)	3.830		11-25-47	190,000	191,073
Series 2015-K43, Class B (P) (S)	3.735		02-25-48	145,000	147,586
Series 2015-K45, Class B (P) (S)	3.714		04-25-48	130,000	126,926
Series 2015-K718, Class B (P) (S)	3.670		02-25-22	235,000	234,892
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 5A1 (P)	3.540		06-19-35	27,022	26,816

56SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
GreenPoint MTA Trust Series 2005-AR1, Class A1 (P)	0.665		06-25-45	179,999	$138,418
GS Mortgage Securities Trust
Series 2006-GG6, Class A4 (P)	5.553		04-10-38	215,000	216,794
Series 2014-GC20, Class A1	1.343		04-10-47	53,959	53,909
Series 2014-GC22, Class A1	1.290		06-10-47	73,790	73,615
Series 2014-GC24, Class A1	1.509		09-10-47	129,849	130,055
Series 2015-GC28, Class A1	1.528		02-10-48	91,248	91,505
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (P)	0.406		05-19-35	52,205	43,265
Series 2006-9, Class 2A1A (P)	0.396		11-19-36	555,444	412,386
Holmes Master Issuer PLC Series 2012-3A, Class B1 (P) (S)	2.475		10-15-54	250,000	257,746
HomeBanc Mortgage Trust
Series 2005-4, Class A1 (P)	0.455		10-25-35	151,139	133,509
Series 2005-4, Class A2 (P)	0.515		10-25-35	103,813	92,124
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A1	1.266		04-15-47	85,595	85,579
Series 2014-C19, Class AS (P)	4.243		04-15-47	200,000	216,989
Series 2014-C21, Class A1	1.322		08-15-47	52,477	52,469
Series 2014-C22, Class A1	1.451		09-15-47	31,253	31,311
Series 2014-C23, Class A1	1.650		09-15-47	46,019	46,265
Series 2014-C24, Class A1	1.539		11-15-47	18,582	18,615
Series 2014-C26, Class A1	1.596		01-15-48	144,239	144,540
Series 2015-C27, Class A1	1.414		02-15-48	72,059	71,987
Series 2015-C28, Class A1	1.445		10-15-48	266,968	266,626
Series 2015-C28, Class A4	3.227		10-15-48	510,000	518,628
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3 (P)	0.375		06-25-37	68,721	64,885
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.905		04-15-45	105,000	109,576
Series 2006-LDP8, Class AJ (P)	5.480		05-15-45	75,000	78,059
Series 2007-CB19, Class A4 (P)	5.697		02-12-49	160,000	170,569
Series 2007-CB19, Class AM (P)	5.697		02-12-49	740,000	786,966
Series 2007-LD11, Class AM (P)	5.774		06-15-49	80,000	83,885
Series 2007-LD12, Class A4 (P)	5.882		02-15-51	340,000	364,028
Series 2007-LD12, Class AM (P)	6.011		02-15-51	270,000	292,634
Series 2013-C16, Class A1	1.223		12-15-46	135,923	136,127
Series 2014-C20, Class A1	1.268		07-15-47	62,680	62,629
JPMorgan Mortgage Trust Series 2005-ALT1, Class 1A1 (P)	0.485		10-25-35	164,883	126,097
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4	4.568		01-15-31	5,263	5,326
Series 2005-C7, Class A4 (P)	5.197		11-15-30	1,492	1,493
Series 2007-C2, Class AM (P)	5.493		02-15-40	225,000	238,212
Series 2007-C6, Class AM (P)	6.114		07-15-40	175,000	187,872
Series 2008-C1, Class A2 (P)	6.150		04-15-41	620,892	677,225
Series 2008-C1, Class AM (P)	6.150		04-15-41	65,000	71,474
Merrill Lynch Mortgage Investors Trust Series 2005-A9, Class 2A1C (P)	2.572		12-25-35	125,000	118,548
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM (P)	5.782		08-12-43	60,000	62,830
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A1	1.250		02-15-47	62,143	61,931
Series 2014-C16, Class A1	1.294		06-15-47	56,786	56,597

SEE NOTES TO FUND'S INVESTMENTS57

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-C17, Class A1	1.551		08-15-47	44,242	$44,322
Series 2014-C18, Class A1	1.686		10-15-47	69,700	70,166
Series 2014-C19, Class A1	1.573		12-15-47	94,435	94,842
Series 2015-C22, Class A4	3.306		05-15-46	260,000	266,040
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4 (P)	5.731		07-12-44	199,080	205,084
Series 2007-IQ14, Class AM (P)	5.684		04-15-49	105,000	110,042
Series 2007-IQ14, Class AMFX (P)	5.684		04-15-49	340,000	356,196
Sequoia Mortgage Trust
Series 2010-H1, Class A1 (P)	1.992		02-25-40	2,890	2,865
Series 2013-6, Class A1 (P)	2.500		05-25-43	316,255	300,027
Series 2013-7, Class A2 (P)	3.000		06-25-43	155,366	152,289
STARM Mortgage Loan Trust Series 2007-2, Class 5A1 (P)	5.468		04-25-37	89,678	80,993
Vendee Mortgage Trust Series 1996-3, Class 4 (P)	9.661		03-15-25	1,650	1,781
WaMu Mortgage Pass Through Certificates
Series 2005-AR11, Class A1C3 (P)	0.695		08-25-45	114,432	101,745
Series 2005-AR12, Class 2A1 (P)	2.357		09-25-35	21,437	21,583
Wells Fargo Commercial Mortgage Trust
Series 2014-CR21, Class A1	1.494		12-10-47	26,680	26,777
Series 2014-LC18, Class A1	1.437		12-15-47	121,555	121,651
Series 2015-C26, Class A1	1.454		02-15-48	67,691	67,503
Series 2015-C27, Class A1	1.730		02-15-48	201,356	202,492
Series 2015-C28, Class A1	1.531		05-15-48	80,000	80,055
Series 2015-LC20, Class A1	1.471		04-15-50	156,628	156,649
Wells Fargo Mortgage Backed Securities Trust
Series 2004-G, Class A3 (P)	2.676		06-25-34	28,602	28,624
Series 2006-2, Class 2A1 (P)	0.885		03-25-36	100,946	82,297
Series 2003-O, Class 5A1 (P)	2.490		01-25-34	45,346	45,029
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1	1.283		05-15-47	141,068	141,075
Series 2011-C2, Class AS	4.176		05-15-47	325,000	353,270
Series 2013-C13, Class A4	3.001		05-15-45	275,000	280,880
Series 2014-C19, Class AS	4.271		03-15-47	280,000	305,924
Series 2014-C21, Class A1	1.413		08-15-47	118,348	118,486
Series 2014-C22, Class A1	1.479		09-15-57	94,710	94,946
Series 2014-C23, Class A1	1.663		10-15-57	36,463	36,714
Series 2014-C24, Class A5	3.607		11-15-47	75,000	78,950
Series 2014-LC14, Class A1	1.193		03-15-47	92,352	91,992
U.S. Government Agency 0.8%					7,645,168
Federal Home Loan Mortgage Corp.
Series 199, Class PO (Z)	0.206		08-01-28	1,817	1,767
Series 2014-DN3, Class M2 (P)	2.585		08-25-24	250,000	253,829
Series 2014-HQ2, Class M1 (P)	1.635		09-25-24	240,271	241,544
Series 2014-HQ2, Class M2 (P)	2.385		09-25-24	250,000	251,968
Series 2014-HQ3, Class M1 (P)	1.835		10-25-24	190,175	190,957
Series 2015-DN1, Class M2 (P)	2.585		01-25-25	250,000	253,300
Series 2015-DNA1, Class M2 (P)	2.030		10-25-27	280,000	279,771
Series 2015-HQ1, Class M1 (P)	1.235		03-25-25	247,407	246,618
Series 2015-HQ1, Class M2 (P)	2.385		03-25-25	250,000	251,952
Series 3153, Class UG (P)	0.636		05-15-36	34,461	34,745
Series 3913, Class FA (P)	0.686		08-15-41	167,048	168,481
Series 4077, Class MF (P)	0.686		07-15-42	308,082	311,040

58SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 4434, Class FA (P)	0.536		02-15-45	120,874	$121,032
Series 4448, Class JA	4.000		11-15-36	100,000	107,757
Series K025, Class A1	1.875		04-25-22	212,133	213,260
Series K502, Class A2	1.426		08-25-17	400,000	403,145
Series K712, Class A1	1.369		05-25-19	272,195	273,174
Federal National Mortgage Association
Series 2006-114, Class HE	5.500		12-25-36	110,000	124,067
Series 2012-79, Class FM (P)	0.635		07-25-42	106,685	107,015
Series 2014-89, Class FM (P)	0.585		01-25-45	195,863	196,597
Series 2014-C04, Class 1M1 (P)	2.135		11-25-24	325,178	328,167
Series 2014-C04, Class 2M1 (P)	2.285		11-25-24	158,976	160,885
Series 2015-23, Class FA (P)	0.485		04-25-45	166,896	166,888
Series 2015-C01, Class 1M1 (P)	1.685		02-25-25	101,956	102,247
Series 2015-C01, Class 2M1 (P)	1.685		02-25-25	51,325	51,391
Series 319, Class 2 IO	6.500		02-25-32	5,259	1,200
Government National Mortgage Association
Series 2004-43, Class D (P)	4.994		03-16-30	6,283	6,332
Series 2004-47, Class QV	6.000		09-16-20	352,724	362,111
Series 2009-116, Class DN	4.750		07-16-38	275,000	308,481
Series 2010-103, Class IN IO	4.500		02-20-39	135,565	7,532
Series 2010-109, Class CI IO	4.500		12-20-37	722,721	40,777
Series 2010-127, Class JI IO	4.000		02-20-39	672,769	55,421
Series 2010-127, Class PI IO	4.000		05-20-33	30,664	559
Series 2010-128, Class JC	4.000		06-20-39	60,000	65,926
Series 2010-164, Class VD	4.000		12-20-30	400,000	435,811
Series 2010-165, Class IP IO	4.000		04-20-38	1,926,458	161,794
Series 2010-42, Class PI IO	4.500		09-20-37	1,746,804	112,286
Series 2010-84, Class NI IO	4.500		12-20-36	410,375	11,303
Series 2010-87, Class HI, IO	4.500		11-20-38	1,317,083	100,168
Series 2010-92, Class PI IO	4.500		11-20-37	230,393	12,829
Series 2010-98, Class PI IO	4.500		10-20-37	205,470	10,937
Series 2011-123, Class MA	4.000		07-20-41	485,000	528,309
Series 2011-133, Class GB	3.500		09-20-41	100,000	104,158
Series 2011-2, Class HI IO	4.000		12-20-35	96,879	3,602
Series 2011-41 Class AI IO	4.500		12-20-39	382,283	35,523
Series 2011-88, Class EI IO	4.500		11-20-39	65,783	5,806
Series 2011-94, Class AI IO	4.500		01-20-39	432,284	29,581
Series 2012-136, Class MX	2.000		11-20-42	230,000	200,765
Series 2012-94, Class BI IO	4.000		05-20-37	281,038	44,069
Series 2013-24, Class OI IO	4.000		02-20-43	191,868	33,943
Series 2014-115, Class KI IO	3.000		06-20-37	302,492	37,432
Series 2014-160, Class DI IO	3.500		04-20-39	713,993	86,916
Asset backed securities 3.3%					$30,839,158
(Cost $30,710,495)
Ally Auto Receivables Trust
Series 2012-A, Class D (S)	3.150		10-15-18	195,000	198,696
Series 2012-A, Class C (S)	2.400		11-15-17	100,000	101,275
Series 2014-SN1, Class A3	0.750		02-21-17	160,000	160,002
Ally Master Owner Trust Series 2015-3, Class A	1.630		05-15-20	965,000	966,206
American Express Credit Account Master Trust
Series 2012-5, Class C (S)	1.070		05-15-18	200,000	200,237
Series 2014-1, Class A (P)	0.556		12-15-21	365,000	364,349
Series 2014-2, Class A	1.260		01-15-20	195,000	195,898

SEE NOTES TO FUND'S INVESTMENTS59

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
AmeriCredit Automobile Receivables Trust
Series 2012-1, Class C	2.670		01-08-18	28,490	$28,680
Series 2012-5, Class C	1.690		11-08-18	100,000	100,548
Series 2013-5, Class B	1.520		01-08-19	140,000	140,410
Series 2014-2, Class B	1.600		07-08-19	130,000	130,066
Series 2015-1, Class A3	1.260		11-08-19	220,000	220,109
Series 2015-2, Class A3	1.270		01-08-20	120,000	119,927
Series 2012-4, Class C	1.930		08-08-18	140,000	140,911
ARI Fleet Lease Trust
Series 2014-A, Class A2 (S)	0.810		11-15-22	160,703	160,663
Series 2015-A, Class A2 (S)	1.110		11-15-18	150,000	149,960
Series 2015-A, Class A3 (S)	1.670		09-15-23	160,000	159,591
Ascentium Equipment Receivables Trust
Series 2015-1A, Class A2 (S)	1.150		07-10-17	80,000	80,082
Series 2015-1A, Class A3 (S)	1.610		10-13-20	114,000	114,374
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A (S)	1.920		09-20-19	410,000	409,294
Series 2013-2A, Class A (S)	2.970		02-20-20	300,000	308,923
Series 2014-1A, Class A (S)	2.460		07-20-20	585,000	590,603
Series 2015-2A, Class A (S)	2.630		12-20-21	295,000	294,941
BA Credit Card Trust Series 2014-A2, Class A (P)	0.456		09-16-19	475,000	475,652
BankBoston Home Equity Loan Trust Series 1998-2, Class A6 (P)	6.640		12-25-28	11,332	11,314
Barclays Dryrock Issuance Trust
Series 2014-2, Class A (P)	0.526		03-16-20	215,000	214,812
Series 2015-1, Class A	2.200		12-15-22	100,000	100,676
Cabela's Credit Card Master Note Trust Series 2015-1A, Class A1	2.260		03-15-23	225,000	227,034
Cabela's Master Credit Card Trust Series 2014-1, Class A (P)	0.532		03-16-20	75,000	75,020
Capital Auto Receivables Asset Trust
Series 2013-1, Class B	1.290		04-20-18	30,000	29,998
Series 2013-1, Class C	1.740		10-22-18	30,000	30,117
Series 2013-4, Class A3	1.090		03-20-18	265,000	265,458
Series 2014-1, Class A3	1.320		06-20-18	135,000	135,524
Series 2014-1, Class B	2.220		01-22-19	40,000	40,540
Series 2014-1, Class C	2.840		04-22-19	55,000	56,141
Series 2014-2, Class A3	1.260		05-21-18	270,000	270,895
Series 2014-2, Class B	2.030		12-20-18	85,000	86,030
Series 2014-2, Class C	2.410		05-20-19	75,000	76,080
Series 2014-3, Class A3	1.480		11-20-18	115,000	115,484
Series 2015-2, Class A2	1.390		09-20-18	30,000	30,001
Series 2015-2, Class A3	1.730		09-20-19	490,000	490,384
Capital One Multi-Asset Execution Trust Series 2015-A1, Class A	1.390		01-15-21	315,000	315,033
CarMax Auto Owner Trust
Series 2012-3, Class D	2.290		04-15-19	150,000	151,998
Series 2014-1, Class B	1.690		08-15-19	20,000	20,040
Series 2014-1, Class C	1.930		11-15-19	30,000	30,047
Series 2014-1, Class D	2.430		08-17-20	295,000	293,808
Series 2015-1, Class A3	1.380		11-15-19	75,000	75,287
Series 2015-2, Class A3	1.370		03-16-20	105,000	105,174
CCG Receivables Trust Series 2014-1, Class A2 (S)	1.060		11-15-21	334,308	334,576
Chase Funding Trust
Series 2002-2, Class 1M1	5.599		09-25-31	10,331	10,241

60SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2002-4, Class 2A1 (P)	0.925		10-25-32	4,903	$4,541
Chase Issuance Trust
Series 2013-A8, Class A8	1.010		10-15-18	165,000	165,483
Series 2014-A5, Class A5 (P)	0.556		04-15-21	370,000	370,144
Series 2015, Class A2A	1.590		02-18-20	370,000	372,752
Citibank Credit Card Issuance Trust
Series 2013-A6, Class A6	1.320		09-07-18	150,000	151,062
Series 2014-A2, Class A2	1.020		02-22-19	310,000	310,299
CNH Equipment Trust
Series 2012-D, Class B	1.270		05-15-20	290,000	290,599
Series 2014-A, Class A3	0.840		05-15-19	135,000	135,073
Series 2014-C, Class A3	1.050		11-15-19	135,000	135,002
Series 2015-B, Class A3	1.370		07-15-20	180,000	179,982
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M2 (P)	1.790		01-25-34	69,395	64,820
DB Master Finance LLC
Series 2015-1A, Class A2I (S)	3.262		02-20-45	488,775	492,757
Series 2015-1A, Class A2II (S)	3.980		02-20-45	189,525	191,351
Diamond Resorts Owner Trust
Series 2013-2, Class A (S)	2.270		05-20-26	248,194	249,434
Series 2014-1, Class A (S)	2.540		05-20-27	451,604	453,224
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390		04-15-20	250,000	251,070
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 (S)	5.216		01-25-42	618,400	643,925
Elara HGV Timeshare Issuer Series 2014-A, Class A (S)	2.530		02-25-27	256,548	256,322
Enterprise Fleet Financing LLC
Series 2013-2, Class A2 (S)	1.060		03-20-19	156,261	156,478
Series 2014-2, Class A2 (S)	1.050		03-20-20	435,000	435,494
Series 2015-1, Class A2 (S)	1.300		09-20-20	805,000	806,291
Exeter Automobile Receivables Trust Series 2014-2A, Class A (S)	1.060		08-15-18	76,210	76,078
Ford Credit Auto Lease Trust
Series 2013-B, Class B	1.230		11-15-16	115,000	115,337
Series 2013-B, Class C	1.510		08-15-17	80,000	80,248
Series 2014-B, Class A4	1.100		11-15-17	105,000	105,226
Series 2015-A, Class A4	1.310		08-15-18	125,000	124,930
Ford Credit Auto Owner Trust
Series 2013-B, Class D	1.820		11-15-19	225,000	226,897
Series 2014-1, Class A (S)	2.260		11-15-25	225,000	228,636
Series 2014-C, Class A3	1.060		05-15-19	135,000	135,335
Series 2014-C, Class A4	1.560		02-15-20	95,000	95,719
Series 2015-A, Class A3	1.280		09-15-19	70,000	70,280
Series 2015-B, Class A3	1.160		11-15-19	115,000	115,042
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1	1.400		08-15-19	155,000	155,411
GE Capital Credit Card Master Note Trust Series 2011-2, Class A (P)	0.666		05-15-19	190,000	190,318
GE Dealer Floorplan Master Note Trust
Series 2013-1, Class A (P)	0.584		04-20-18	205,000	204,907
Series 2014-1, Class A (P)	0.564		07-20-19	50,000	49,817
Series 2014-2, Class A (P)	0.634		10-20-19	185,000	184,991
GE Equipment Small Ticket LLC Series 2014-1A, Class A3 (S)	0.950		09-25-17	285,000	285,122
GE Equipment Transportation LLC
Series 2014-1, Class A4	1.480		08-23-22	75,000	75,287

SEE NOTES TO FUND'S INVESTMENTS61

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2015-1, Class A3	1.280		02-25-19	40,000	$40,061
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	100,000	100,085
GreatAmerica Leasing Receivables
Series 2014-1, Class A3 (S)	0.890		07-15-17	165,000	164,908
Series 2014-1, Class A4 (S)	1.470		08-15-20	135,000	135,242
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (P)	0.465		10-25-35	113,191	104,568
Series 2005-14, Class 2A3 (P)	0.535		12-25-35	75,924	63,762
Series 2005-8, Class A3 (P)	0.615		06-25-35	203,462	191,780
Series 2005-MTR1, Class A4 (P)	0.555		10-25-35	335,362	321,479
Series 2007-7, Class 2A1 (P)	0.230		07-25-37	219,314	192,106
Hilton Grand Vacations Trust Series 2014-AA, Class A (S)	1.770		11-25-26	388,452	385,830
Honda Auto Receivables Owner Trust
Series 2013-4, Class A4	1.040		02-18-20	125,000	125,278
Series 2014-4, Class A3	0.990		09-17-18	115,000	115,170
Series 2014-4, Class A4	1.460		10-15-20	75,000	75,364
Huntington Auto Trust Series 2011-1A, Class C (S)	2.530		03-15-17	175,000	175,426
Hyundai Auto Lease Securitization Trust
Series 2014-B, Class A4 (S)	1.260		09-17-18	135,000	135,136
Series 2015-A, Class A4 (S)	1.650		08-15-19	180,000	180,752
Hyundai Auto Receivables Trust
Series 2011-B, Class D	3.510		11-15-17	130,000	131,609
Series 2013-A, Class A4	0.750		09-17-18	175,000	174,966
Series 2015-A, Class A3	1.050		04-15-19	90,000	90,027
John Deere Owner Trust Series 2015-A, Class A3	1.320		06-17-19	50,000	50,191
Kubota Credit Owner Trust
Series 2014-1A, Class A2 (S)	0.580		02-15-17	119,174	119,115
Series 2014-1A, Class A4 (S)	1.670		07-15-20	540,000	542,631
MMAF Equipment Finance LLC
Series 2014-AA, Class A3 (S)	0.870		01-08-19	345,000	344,784
Series 2015-AA, Class A3 (S)	1.390		10-16-19	100,000	100,096
Series 2015-AA, Class A4 (S)	1.930		07-16-21	195,000	195,477
Motor PLC
Series 2013-1A, Classs A1 (P) (S)	0.685		02-25-21	8,333	8,343
Series 2014-1A, Class A1 (P) (S)	0.665		08-25-21	114,433	114,552
MVW Owner Trust
Series 2013-1A, Class A (S)	2.150		04-22-30	118,246	118,703
Series 2014-1A, Class A (S)	2.250		09-22-31	172,645	172,693
Navistar Financial Dealer Note Master Trust Series 2013-2, Class A (P) (S)	0.865		09-25-18	140,000	140,090
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A3	0.720		08-15-18	235,000	235,026
Series 2014-B, Class A3	1.110		05-15-19	45,000	45,063
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	120,000	120,163
Nordstrom Credit Card Master Note Trust II Series 2011-1A, Class A (S)	2.280		11-15-19	470,000	477,637
Residential Asset Mortgage Products, Inc. Series 2003-RZ2, Class A1 (P)	4.100		04-25-33	6,969	7,014
Sierra Receivables Funding Company LLC Series 2015-1A, Class A (S)	2.400		03-22-32	574,316	576,212
Sierra Timeshare Receivables Funding LLC
Series 2013-1A, Class A (S)	1.590		11-20-29	31,271	31,254

62SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2013-3A, Class A (S)	2.200		10-20-30	57,371	$57,770
Series 2014-1A, Class A (S)	2.070		03-20-30	299,160	300,778
Series 2014-2A, Class A (S)	2.050		06-20-31	78,234	78,802
Series 2014-3A, Class A (S)	2.300		10-20-31	402,425	405,726
SLM Student Loan Trust Series 2008-4, Class A2 (P)	1.327		07-25-16	635	636
SMART Trust
Series 2012-2USA, Class A4A (S)	2.060		03-14-18	480,000	482,247
Series 2012-4US, Class A3A	0.970		03-14-17	100,940	100,971
Series 2012-4US, Class A4A	1.250		08-14-18	190,000	189,890
Series 2013-1US, Class A3A	0.840		09-14-16	31,757	31,764
Series 2013-1US, Class A4A	1.050		10-14-18	105,000	104,749
Series 2013-2US, Class A4A	1.180		02-14-19	235,000	234,178
Series 2014-1US, Class A3A	0.950		02-14-18	225,000	224,541
Series 2015-1US, Class A2A	0.990		08-14-17	90,000	90,031
Series 2015-1US, Class A3A	1.500		09-14-18	120,000	120,095
SMB Private Education Loan Trust Series 2015-A, Class A2A (S)	2.490		06-15-27	160,000	158,654
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A	2.220		01-15-22	480,000	485,011
Series 2013-1, Class B	1.690		03-15-21	630,000	629,971
Series 2014-1, Class A	1.610		11-15-20	210,000	210,906
Series 2014-1, Class B	1.810		11-15-20	225,000	226,059
Series 2014-1, Class C	1.910		11-15-20	105,000	105,468
Series 2015-2, Class A	1.600		04-15-21	180,000	180,355
Terwin Mortgage Trust Series 2005-14HE, Class AF2 (P)	4.849		08-25-36	29,682	30,519
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042		06-15-21	170,000	171,496
Volkswagen Auto Lease Trust Series 2014-A, Class A3	0.800		04-20-17	140,000	140,067
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A4	1.390		05-20-21	250,000	249,946
Volvo Financial Equipment LLC Series 2014-1A, Class A3 (S)	0.820		04-16-18	105,000	104,892
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	870,000	873,393
Wheels SPV LLC
Series 2014-1A, Class A2 (S)	0.840		03-20-23	177,715	177,686
Series 2014-1A, Class A3 (S)	1.460		03-20-23	200,000	200,614
World Omni Auto Receivables Trust Series 2015-A, Class A3	1.340		05-15-20	45,000	45,127
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370		01-15-20	85,000	85,430
				Shares	Value
Common stocks 12.2%					$115,646,981
(Cost $88,615,174)
Consumer discretionary 1.6%					15,465,281
Auto components 0.1%
Johnson Controls, Inc.				17,200	894,744
Automobiles 0.2%
Ford Motor Company				42,100	638,657
General Motors Company				23,799	856,050
Distributors 0.1%
Genuine Parts Company				8,300	750,901

SEE NOTES TO FUND'S INVESTMENTS63

Spectrum Income Fund

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.3%
Carnival Corp.	26,400	$1,223,112
Las Vegas Sands Corp.	11,600	589,628
McDonald's Corp.	7,400	709,882
Leisure products 0.1%
Mattel, Inc.	46,300	1,195,003
Media 0.5%
Altice SA (I)	1,122	145,729
Cablevision Systems Corp., Class A (L)	28,500	698,535
Comcast Corp., Class A	10,600	619,676
Liberty Global PLC, Series C (I)	2,100	112,875
News Corp., Class A (I)	26,400	399,960
The New York Times Company, Class A	28,500	396,150
The Walt Disney Company	7,300	805,701
Time Warner, Inc.	19,033	1,607,908
Viacom, Inc., Class B	5,700	381,216
Multiline retail 0.2%
Kohl's Corp.	17,900	1,172,271
Macy's, Inc.	14,700	984,165
Specialty retail 0.1%
Staples, Inc.	60,100	989,547
Textiles, apparel and luxury goods 0.0%
Coach, Inc.	8,300	293,571
Consumer staples 0.6%		5,465,369
Beverages 0.1%
PepsiCo, Inc.	10,600	1,022,158
Food products 0.4%
Archer-Daniels-Midland Company	26,700	1,411,095
Campbell Soup Company	13,600	657,424
ConAgra Foods, Inc.	4,300	166,023
Kellogg Company	5,900	370,343
McCormick & Company, Inc.	7,000	549,500
Household products 0.1%
The Clorox Company	9,100	979,706
Personal products 0.0%
Avon Products, Inc.	46,000	309,120
Energy 1.5%		13,895,891
Energy equipment and services 0.1%
Diamond Offshore Drilling, Inc. (L)	15,900	482,406
Schlumberger, Ltd.	8,500	771,545
Oil, gas and consumable fuels 1.4%
Anadarko Petroleum Corp.	9,300	777,573
Apache Corp.	29,700	1,777,248
BP PLC, ADR	14,800	613,608
Canadian Natural Resources, Ltd.	7,700	237,468
Chevron Corp.	20,800	2,142,400
ConocoPhillips	6,900	439,392
CONSOL Energy, Inc.	26,200	729,408
Exxon Mobil Corp.	22,600	1,925,520
Hess Corp.	22,200	1,498,944

64SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Murphy Oil Corp.	6,500	$282,490
Occidental Petroleum Corp.	9,500	742,805
Royal Dutch Shell PLC, ADR, Class A	24,700	1,475,084
Financials 2.6%		24,329,175
Banks 1.5%
Bank of America Corp.	125,785	2,075,453
JPMorgan Chase & Co.	53,400	3,512,652
Regions Financial Corp.	44,600	450,014
SunTrust Banks, Inc.	32,300	1,378,564
The PNC Financial Services Group, Inc.	21,300	2,038,197
U.S. Bancorp	50,800	2,189,988
Wells Fargo & Company	49,000	2,742,040
Capital markets 0.2%
Northern Trust Corp.	19,000	1,416,450
The Bank of New York Mellon Corp.	1,000	43,360
Consumer finance 0.1%
American Express Company	14,300	1,139,996
Diversified financial services 0.0%
Sentry Holdings, A Shares (I)	275	353
Sentry Holdings, B Shares (I)	65,529	74,114
Insurance 0.6%
Loews Corp.	25,000	1,003,000
Marsh & McLennan Companies, Inc.	31,000	1,805,130
MetLife, Inc.	20,200	1,055,652
Sun Life Financial, Inc. (L)	13,600	434,656
The Chubb Corp.	5,300	516,750
Willis Group Holdings PLC	8,900	422,394
Real estate investment trusts 0.2%
Digital Realty Trust, Inc.	9,500	627,380
Rayonier, Inc.	16,900	436,358
Weyerhaeuser Company	29,689	966,674
Health care 0.8%		7,706,397
Pharmaceuticals 0.8%
Bristol-Myers Squibb Company	24,700	1,595,620
GlaxoSmithKline PLC	25,374	563,790
Johnson & Johnson	19,600	1,962,744
Merck & Company, Inc.	28,100	1,711,009
Pfizer, Inc.	53,906	1,873,234
Industrials 1.7%		16,293,218
Aerospace and defense 0.3%
Honeywell International, Inc.	11,300	1,177,460
The Boeing Company	10,700	1,503,564
Air freight and logistics 0.1%
United Parcel Service, Inc., Class B	13,400	1,329,548
Building products 0.1%
Masco Corp.	30,600	828,342
USG Corp. (I)	16,700	481,628
Electrical equipment 0.2%
Eaton Corp. PLC	9,368	670,655

SEE NOTES TO FUND'S INVESTMENTS65

Spectrum Income Fund

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Emerson Electric Company	21,500	$1,296,665
Industrial conglomerates 0.4%
General Electric Company	134,200	3,659,634
Machinery 0.6%
Deere & Company	10,700	1,002,376
Flowserve Corp.	8,300	456,500
Illinois Tool Works, Inc.	16,600	1,557,578
Joy Global, Inc.	13,600	529,584
Stanley Black & Decker, Inc.	10,000	1,024,400
Xylem, Inc.	21,200	775,284
Information technology 1.4%		13,399,862
Communications equipment 0.4%
Cisco Systems, Inc.	43,600	1,277,916
Harris Corp.	16,500	1,307,130
QUALCOMM, Inc.	19,000	1,323,920
Electronic equipment, instruments and components 0.1%
Corning, Inc.	50,600	1,058,552
IT services 0.2%
Computer Sciences Corp.	6,400	439,040
IBM Corp.	6,500	1,102,725
The Western Union Company	28,600	627,770
Semiconductors and semiconductor equipment 0.3%
Analog Devices, Inc.	15,300	1,039,788
Applied Materials, Inc.	53,100	1,068,903
Texas Instruments, Inc.	19,700	1,101,624
Software 0.2%
CA, Inc.	12,700	386,715
Microsoft Corp.	26,700	1,251,162
Technology hardware, storage and peripherals 0.2%
Dell, Inc. (I)	93,900	1,414,617
Materials 0.7%		6,596,437
Chemicals 0.1%
E.I. du Pont de Nemours & Company	12,000	852,120
Potash Corp. of Saskatchewan, Inc.	15,600	491,088
Construction materials 0.1%
Vulcan Materials Company	13,900	1,250,027
Containers and packaging 0.1%
MeadWestvaco Corp.	14,700	742,938
Metals and mining 0.2%
Newmont Mining Corp.	26,000	708,240
Nucor Corp.	21,300	1,007,490
Paper and forest products 0.2%
International Paper Company	29,800	1,544,534
Telecommunication services 0.5%		4,730,065
Diversified telecommunication services 0.4%
AT&T, Inc.	51,935	1,793,835
CenturyLink, Inc.	18,575	617,433
Telefonica SA	38,240	542,027

66SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Shares	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	21,700	$1,072,848
Verizon Communications, Inc.	3,991	197,696
Wireless telecommunication services 0.1%
T-Mobile US, Inc. (I)	5,700	221,616
Vodafone Group PLC	72,809	284,610
Utilities 0.8%		7,765,286
Electric utilities 0.6%
Duke Energy Corp.	19,843	1,502,710
Entergy Corp.	16,700	1,277,049
Exelon Corp.	29,600	1,001,368
FirstEnergy Corp.	24,500	874,160
Xcel Energy, Inc.	25,500	868,275
Independent power and renewable electricity producers 0.0%
AES Corp.	33,700	458,320
Multi-utilities 0.2%
NiSource, Inc.	37,800	1,783,404
Preferred securities 0.1%		$1,451,677
(Cost $1,461,592)
Energy 0.0%		112,329
Oil, gas and consumable fuels 0.0%
Penn Virginia Corp., 6.000% (S)	2,126	112,329
Financials 0.1%		979,394
Consumer finance 0.1%
Ally Financial, Inc., 7.000% (S)	525	530,250
Real estate investment trusts 0.0%
American Tower Corp., 5.250%	1,249	128,460
American Tower Corp., 5.500%	883	89,271
Crown Castle International Corp., 4.500%	2,250	231,413
Health care 0.0%		285,132
Pharmaceuticals 0.0%
Actavis PLC, 5.500%	269	285,132
Telecommunication services 0.0%		74,822
Wireless telecommunication services 0.0%
T-Mobile US, Inc., 5.500%	1,088	74,822
Warrants 0.0%		$23
(Cost $23)
Sentry Holdings, A Shares (I)(N)	19	23
	Notional par	Value
Purchased options 0.0%		$1,484
(Cost $7,072)
Call options 0.0%		1,484
Over the Counter on the IDR vs. USD (Expiration Date: 6-4-15; Strike Price: $13,600.00; Counterparty: Citigroup Global Markets) (I)	225,000	36
Over the Counter on the MXN vs. USD (Expiration Date: 6-3-15; Strike Price: $15.35; Counterparty: Citigroup Global Markets) (I)	225,000	1,448

SEE NOTES TO FUND'S INVESTMENTS67

Spectrum Income Fund

Yield (%)	Shares	Value
Securities lending collateral 0.1%	$907,071
(Cost $907,067)
John Hancock Collateral Trust (W)	0.1434(Y)	90,660	907,071
Yield (%	)*	Maturity date	Par value^	Value
Short-term investments 6.1%	$57,498,146
(Cost $57,458,535)
U.S. Government 0.1%	299,969
U.S. Treasury Bill	0.155	10-15-15	300,000	299,969
Foreign government 0.2%	2,137,806
Government of United Kingdom	0.433	07-27-15	GBP	1,400,000	2,137,806
Yield (%)	Shares	Value
Money market funds 5.7%	$53,922,371
T. Rowe Price Reserve Investment Fund	0.0619(Y)	53,922,371	53,922,371
Par value	Value
Repurchase agreement 0.1%	$1,138,000
Repurchase Agreement with State Street Corp. dated 5-29-15 at 0.000% to be repurchased at $1,138,000 on 6-1-15, collateralized by $1,165,000 Federal National Mortgage Association, 1.670% due 2-10-20 (valued at $1,165,000, including interest)	1,138,000	1,138,000
Total investments (Cost $931,802,335)† 100.9%	$955,325,455
Other assets and liabilities, net (0.9%)	($8,189,340)
Total net assets 100.0%	$947,136,115
Rate (%	)	Maturity date	Par value^	Value
SALE COMMITMENTS OUTSTANDING (0.9)%	($8,299,313)
(Cost ($8,247,450))
U.S. Government Agency (0.9)%	(8,299,313)
Federal National Mortgage Association
Fannie Mae Pool (C)	3.000	TBA	(7,010,000)	(7,099,815)
Fannie Mae Pool (C)	4.000	TBA	(1,035,000)	(1,105,024)
Government National Mortgage Association Ginnie Mae Pool (C)	3.500	TBA	(90,000)	(94,474)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won

68SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	A portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $887,835.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $154,044,474 or 16.3% of the fund's net assets as of 5-31-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $938,983,501. Net unrealized appreciation aggregated $16,341,954, of which $40,441,337 related to appreciated investment securities and $24,099,383 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS69

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$229,856,256	—	$229,856,256	—
Foreign government obligations	125,743,470	—	125,743,470	—
Corporate bonds	323,228,746	—	323,228,746	—
Convertible bonds	616,875	—	616,875	—
Municipal bonds	4,434,635	—	4,434,635	—
Term loans	35,446,854	—	35,446,854	—
Collateralized mortgage obligations	29,654,079	—	29,654,079	—
Asset backed securities	30,839,158	—	30,839,158	—
Common stocks	115,646,981	$112,424,045	1,733,852	$1,489,084
Preferred securities	1,451,677	809,098	642,579	—
Warrants	23	—	—	23
Purchased options	1,484	—	1,484	—
Securities lending collateral	907,071	907,071	—	—
Short-term investments	57,498,146	53,922,371	3,575,775	—
Total investments in securities	$955,325,455	$168,062,585	$785,773,763	$1,489,107
Sale commitments outstanding	($8,299,313)	—	($8,299,313)	—
Other financial instruments:
Futures	($69,056)	($69,056)	—	—
Forward foreign currency contracts	$215,490	—	$215,490	—
Interest rate swaps	($326)	—	($326)	—
Credit default swaps	($3,115)	—	($3,115)	—

70

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2015, the fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasury markets, manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10 Year South Korea Government Bond Futures	13	Long	Jun 2015	$1,440,501	$1,454,897	$14,396
10-Year U.S. Treasury Note Futures	36	Long	Sep 2015	4,589,139	4,596,750	7,611
5-Year U.S. Treasury Note Futures	43	Long	Sep 2015	5,126,851	5,148,242	21,391
German Euro BOBL Futures	1	Long	Jun 2015	141,067	141,516	449
U.S. Treasury Long Bond Futures	2	Long	Sep 2015	309,405	311,250	1,845
U.S. Treasury Ultra Bond Futures	3	Long	Sep 2015	477,218	480,844	3,626
10-Year Canada Government Bond Futures	31	Short	Sep 2015	(3,480,603)	(3,512,304)	(31,701)
10-Year Interest Rate Swap Futures	9	Short	Jun 2015	(934,986)	(944,156)	(9,170)
10-Year Mini Japan Government Bond Futures	23	Short	Jun 2015	(2,728,097)	(2,735,576)	(7,479)
10-Year U.S. Treasury Note Futures	81	Short	Sep 2015	(10,297,580)	(10,342,689)	(45,109)
2-Year U.S. Treasury Note Futures	8	Short	Sep 2015	(1,748,670)	(1,750,875)	(2,205)
30-Year Interest Rate Swap Futures	2	Short	Jun 2015	(220,831)	(226,375)	(5,544)
5-Year U.S. Treasury Note Futures	25	Short	Sep 2015	(2,982,914)	(2,993,164)	(10,250)
Euro-BTP Italian Government Bond Futures	2	Short	Jun 2015	(299,811)	(296,409)	3,402

71

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
German Euro BOBL Futures	17	Short	Jun 2015	(2,413,418)	(2,405,771)	7,647
German Euro BUND Futures	2	Short	Jun 2015	(346,051)	(341,418)	4,633
U.K. Long Gilt Bond Futures	14	Short	Sep 2015	(2,506,071)	(2,520,637)	(14,566)
U.S. Treasury Long Bond Futures	6	Short	Sep 2015	(928,159)	(933,750)	(5,591)
U.S. Treasury Ultra Bond Futures	2	Short	Sep 2015	(318,121)	(320,562)	(2,441)
						($69,056)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at May 31, 2015.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AUD	47,000	USD	35,804	JPMorgan Chase Bank N.A. London	8/21/2015	—	($24)	($24)
BRL	24,067,000	USD	7,840,975	Barclays Bank PLC Wholesale	6/2/2015	—	(287,699)	(287,699)
BRL	86,000	USD	27,972	Deutsche Bank AG London	6/2/2015	—	(981)	(981)
BRL	2,409,000	USD	789,939	Morgan Stanley and Company International PLC	6/2/2015	—	(33,890)	(33,890)
BRL	2,648,000	USD	843,987	State Street Bank London	6/2/2015	—	(12,929)	(12,929)
BRL	170,000	USD	51,632	Bank of America, N.A.	9/2/2015	$28	—	28
BRL	2,272,000	USD	695,333	Citibank N.A. London	9/2/2015	—	(4,902)	(4,902)
BRL	72,000	USD	22,326	State Street Bank London	9/2/2015	—	(446)	(446)
CAD	555,623	USD	456,620	JPMorgan Chase Bank N.A. London	8/21/2015	—	(10,381)	(10,381)
CHF	1,099,000	USD	1,203,329	Bank of America, N.A.	8/21/2015	—	(30,431)	(30,431)
CHF	37,000	USD	39,330	JPMorgan Chase Bank N.A. London	8/21/2015	157	—	157
CNY	398,000	USD	63,436	HSBC Bank USA	7/20/2015	586	—	586
CNY	502,000	USD	80,002	Standard Chartered Bank	7/20/2015	749	—	749
COP	259,301,000	USD	105,880	Morgan Stanley and Company International PLC	8/21/2015	—	(4,195)	(4,195)
CZK	148,000	USD	5,915	JPMorgan Chase Bank N.A. London	8/21/2015	18	—	18
CZK	3,410,000	USD	142,116	Morgan Stanley and Company International PLC	8/21/2015	—	(5,410)	(5,410)
DKK	128,000	USD	18,830	JPMorgan Chase Bank N.A. London	8/21/2015	57	—	57
EUR	205,257	USD	223,874	Bank of America, N.A.	6/12/2015	1,587	—	1,587
EUR	436,000	USD	476,465	Citibank N.A. London	6/12/2015	2,452	—	2,452
EUR	166,322	USD	178,997	HSBC Bank USA	6/12/2015	3,697	—	3,697
EUR	113,417	USD	123,484	JPMorgan Chase Bank N.A. London	6/12/2015	1,098	—	1,098
EUR	118,400	USD	128,304	State Street Bank London	6/12/2015	1,750	—	1,750
EUR	425,497	USD	474,097	Barclays Bank PLC Wholesale	8/21/2015	—	(6,247)	(6,247)
EUR	2,259,511	USD	2,522,075	JPMorgan Chase Bank N.A. London	8/21/2015	—	(37,666)	(37,666)
EUR	120,766	USD	133,392	State Street Bank London	8/21/2015	—	(607)	(607)
GBP	330,000	USD	517,513	Citibank N.A. London	6/17/2015	—	(13,199)	(13,199)
GBP	95,154	USD	148,923	Goldman Sachs International	7/10/2015	—	(3,530)	(3,530)
GBP	38,125	USD	57,236	State Street Bank London	7/10/2015	1,018	—	1,018
GBP	202,000	USD	309,089	JPMorgan Chase Bank N.A. London	8/21/2015	—	(532)	(532)
HKD	5,088,000	USD	656,384	Goldman Sachs International	8/21/2015	—	(230)	(230)
HUF	74,038,021	USD	274,142	Deutsche Bank AG London	8/24/2015	—	(11,552)	(11,552)
HUF	57,576,182	USD	213,485	Standard Chartered Bank	8/24/2015	—	(9,281)	(9,281)
IDR	256,685,000	USD	19,263	JPMorgan Chase Bank N.A. London	7/14/2015	—	(1)	(1)

72

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IDR	3,141,200,000	USD	231,906	Deutsche Bank AG London	8/21/2015	1,945	—	1,945
IDR	332,903,000	USD	24,825	HSBC Bank USA	8/21/2015	—	(42)	(42)
IDR	453,262,000	USD	33,700	JPMorgan Chase Bank N.A. London	8/21/2015	44	—	44
IDR	376,850,000	USD	28,054	Standard Chartered Bank	8/21/2015	1	—	1
INR	3,383,000	USD	53,486	State Street Bank London	6/3/2015	—	(527)	(527)
INR	6,426,000	USD	102,195	Standard Chartered Bank	6/9/2015	—	(1,724)	(1,724)
INR	982,000	USD	15,540	Citibank N.A. London	7/9/2015	—	(278)	(278)
INR	10,726,000	USD	168,355	JPMorgan Chase Bank N.A. London	7/9/2015	—	(1,655)	(1,655)
INR	21,208,000	USD	335,463	Citibank N.A. London	7/15/2015	—	(6,245)	(6,245)
INR	25,736,000	USD	406,829	Bank of America, N.A.	7/20/2015	—	(7,716)	(7,716)
INR	2,798,000	USD	43,434	HSBC Bank USA	7/20/2015	—	(42)	(42)
INR	5,283,000	USD	83,217	Standard Chartered Bank	7/20/2015	—	(1,288)	(1,288)
INR	7,791,000	USD	121,469	State Street Bank London	7/20/2015	—	(646)	(646)
INR	7,449,000	USD	116,555	UBS AG London	7/20/2015	—	(1,036)	(1,036)
INR	31,370,000	USD	482,319	Bank of America, N.A.	8/10/2015	2,170	—	2,170
INR	6,199,000	USD	95,278	JPMorgan Chase Bank N.A. London	9/3/2015	20	—	20
INR	37,203,000	USD	559,359	Deutsche Bank AG London	11/18/2015	4,658	—	4,658
INR	83,063,000	USD	1,254,159	HSBC Bank USA	11/18/2015	5,121	—	5,121
INR	4,209,000	USD	64,013	JPMorgan Chase Bank N.A. London	11/18/2015	—	(203)	(203)
JPY	1,383,064,000	USD	11,592,760	JPMorgan Chase Bank N.A. London	8/21/2015	—	(438,135)	(438,135)
JPY	12,855,000	USD	103,708	State Street Bank London	8/21/2015	—	(30)	(30)
KRW	102,037,000	USD	93,133	HSBC Bank USA	7/2/2015	—	(1,150)	(1,150)
KRW	84,955,000	USD	78,332	Standard Chartered Bank	7/2/2015	—	(1,748)	(1,748)
KRW	4,297,000	USD	3,875	JPMorgan Chase Bank N.A. London	7/14/2015	—	(2)	(2)
MXN	5,005,000	USD	324,431	Royal Bank of Scotland PLC	8/10/2015	—	(1,023)	(1,023)
MXN	1,014,000	USD	65,642	Citibank N.A. London	8/21/2015	—	(169)	(169)
MXN	2,818,000	USD	182,247	Deutsche Bank AG London	8/21/2015	—	(291)	(291)
MXN	1,512,696	USD	98,043	JPMorgan Chase Bank N.A. London	8/21/2015	—	(370)	(370)
MYR	529,000	USD	145,091	Deutsche Bank AG London	6/15/2015	—	(951)	(951)
MYR	186,000	USD	52,222	JPMorgan Chase Bank N.A. London	6/16/2015	—	(1,546)	(1,546)
MYR	88,000	USD	23,504	Standard Chartered Bank	6/16/2015	471	—	471
MYR	533,000	USD	145,848	Deutsche Bank AG London	7/14/2015	—	(975)	(975)
MYR	225,000	USD	62,832	Standard Chartered Bank	7/14/2015	—	(1,675)	(1,675)
MYR	51,000	USD	14,326	State Street Bank London	7/14/2015	—	(464)	(464)
MYR	925,000	USD	254,016	Deutsche Bank AG London	8/21/2015	—	(3,371)	(3,371)
NGN	40,652,000	USD	196,375	Citibank N.A. London	8/5/2015	4,568	—	4,568
NGN	16,715,000	USD	80,944	JPMorgan Chase Bank N.A. London	8/5/2015	1,678	—	1,678
NGN	12,151,000	USD	58,700	Standard Chartered Bank	8/5/2015	1,362	—	1,362
NOK	57,000	USD	7,281	JPMorgan Chase Bank N.A. London	8/21/2015	38	—	38
NOK	104,000	USD	14,029	State Street Bank London	8/21/2015	—	(674)	(674)
NZD	8,000	USD	5,701	JPMorgan Chase Bank N.A. London	8/21/2015	—	(66)	(66)
NZD	298,000	USD	218,071	Morgan Stanley and Company International PLC	8/21/2015	—	(8,180)	(8,180)
PEN	172,000	USD	53,633	Credit Suisse International	8/21/2015	140	—	140
PLN	4,881,000	USD	1,359,684	Deutsche Bank AG London	8/21/2015	—	(58,631)	(58,631)
PLN	63,000	USD	16,614	JPMorgan Chase Bank N.A. London	8/21/2015	178	—	178
PLN	296,000	USD	78,669	State Street Bank London	8/21/2015	231	—	231
RON	46,000	USD	11,423	State Street Bank London	7/15/2015	—	(57)	(57)
RUB	5,844,000	USD	95,843	State Street Bank London	6/23/2015	14,826	—	14,826
RUB	4,844,000	USD	93,459	State Street Bank London	7/23/2015	—	(2,740)	(2,740)
SEK	289,000	USD	34,170	JPMorgan Chase Bank N.A. London	8/21/2015	—	(219)	(219)
SEK	2,364,046	USD	288,075	Morgan Stanley and Company International PLC	8/21/2015	—	(10,355)	(10,355)
SGD	400,000	USD	300,008	Bank of America, N.A.	7/21/2015	—	(3,620)	(3,620)
SGD	310,000	USD	233,276	Standard Chartered Bank	7/21/2015	—	(3,575)	(3,575)

73

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
THB	11,174,000	USD	341,754	HSBC Bank USA	7/10/2015	—	(10,020)	(10,020)
THB	990,000	USD	30,178	Royal Bank of Scotland PLC	7/10/2015	—	(787)	(787)
TRY	1,954,000	USD	733,483	Bank of America, N.A.	8/21/2015	—	(16,124)	(16,124)
TRY	208,000	USD	76,961	JPMorgan Chase Bank N.A. London	8/21/2015	—	(599)	(599)
TRY	94,000	USD	34,534	State Street Bank London	8/21/2015	—	(25)	(25)
USD	765,616	AUD	1,010,000	Citibank N.A. London	6/12/2015	—	(6,164)	(6,164)
USD	1,098,909	AUD	1,368,000	Morgan Stanley and Company International PLC	8/21/2015	57,489	—	57,489
USD	27,554	BRL	85,000	Barclays Bank PLC Wholesale	6/2/2015	878	—	878
USD	63,654	BRL	190,000	Canadian Imperial Bank of Commerce	6/2/2015	4,023	—	4,023
USD	1,096,971	BRL	3,264,000	Credit Suisse International	6/2/2015	72,585	—	72,585
USD	207,173	BRL	659,000	Deutsche Bank AG London	6/2/2015	351	—	351
USD	199,670	BRL	605,000	JPMorgan Chase Bank N.A. London	6/2/2015	9,795	—	9,795
USD	7,869,528	BRL	23,096,000	Morgan Stanley and Company International PLC	6/2/2015	620,995	—	620,995
USD	146,564	BRL	453,000	Standard Chartered Bank	6/2/2015	4,393	—	4,393
USD	273,541	BRL	858,000	State Street Bank London	6/2/2015	4,263	—	4,263
USD	7,365,548	BRL	23,351,000	Barclays Bank PLC Wholesale	9/2/2015	269,489	—	269,489
USD	259,464	BRL	806,000	JPMorgan Chase Bank N.A. London	9/2/2015	14,532	—	14,532
USD	771,310	BRL	2,425,000	Morgan Stanley and Company International PLC	9/2/2015	34,385	—	34,385
USD	148,458	BRL	462,000	State Street Bank London	9/2/2015	8,062	—	8,062
USD	164,953	CAD	211,000	Royal Bank of Canada (UK)	6/19/2015	—	(4,664)	(4,664)
USD	249,369	CAD	305,000	Canadian Imperial Bank of Commerce	6/26/2015	4,214	—	4,214
USD	110,967	CAD	135,000	Citibank N.A. London	8/21/2015	2,544	—	2,544
USD	208,797	CHF	192,102	Credit Suisse International	8/12/2015	3,857	—	3,857
USD	182,490	CLP	109,914,000	Credit Suisse International	8/21/2015	6,014	—	6,014
USD	77,411	CNY	491,000	HSBC Bank USA	6/12/2015	—	(1,755)	(1,755)
USD	80,084	CNY	502,000	HSBC Bank USA	7/20/2015	—	(667)	(667)
USD	71,552	CNY	447,000	JPMorgan Chase Bank N.A. London	7/20/2015	—	(352)	(352)
USD	140,249	CNY	877,000	State Street Bank London	7/20/2015	—	(825)	(825)
USD	110,603	COP	272,311,000	Barclays Bank PLC Wholesale	8/21/2015	3,816	—	3,816
USD	239,269	COP	573,481,000	Standard Chartered Bank	8/21/2015	14,378	—	14,378
USD	193,947	DKK	1,271,000	Morgan Stanley and Company International PLC	8/21/2015	6,402	—	6,402
USD	8,229,229	EUR	7,652,397	Citibank N.A. London	6/12/2015	—	(176,428)	(176,428)
USD	13,687	EUR	12,700	State Street Bank London	6/12/2015	—	(263)	(263)
USD	489,054	EUR	455,000	HSBC Bank USA	7/24/2015	—	(11,028)	(11,028)
USD	646,267	EUR	590,131	Bank of America, N.A.	8/21/2015	—	(2,602)	(2,602)
USD	611,384	EUR	542,000	Barclays Bank PLC Wholesale	8/21/2015	15,437	—	15,437
USD	938,245	EUR	837,000	Canadian Imperial Bank of Commerce	8/21/2015	17,936	—	17,936
USD	2,051,766	EUR	1,816,000	Goldman Sachs International	8/21/2015	55,012	—	55,012
USD	994,167	EUR	870,000	HSBC Bank USA	8/21/2015	37,574	—	37,574
USD	53,478	EUR	47,000	JPMorgan Chase Bank N.A. London	8/21/2015	1,800	—	1,800
USD	930,656	EUR	813,000	Morgan Stanley and Company International PLC	8/21/2015	36,735	—	36,735
USD	116,535	EUR	104,000	Royal Bank of Scotland PLC	8/21/2015	2,184	—	2,184
USD	86,913	EUR	79,055	State Street Bank London	8/21/2015	—	(10)	(10)
USD	228,760	GBP	155,000	HSBC Bank USA	6/17/2015	—	(8,115)	(8,115)
USD	257,955	GBP	175,000	Morgan Stanley and Company International PLC	6/17/2015	—	(9,484)	(9,484)
USD	3,842,170	GBP	2,575,060	Bank of America, N.A.	7/10/2015	—	(92,457)	(92,457)
USD	142,066	GBP	94,027	Citibank N.A. London	7/10/2015	—	(1,605)	(1,605)
USD	178,704	GBP	117,552	State Street Bank London	7/10/2015	—	(913)	(913)
USD	117,692	GBP	76,948	Bank of America, N.A.	8/21/2015	154	—	154
USD	3,923,068	GBP	2,506,000	Canadian Imperial Bank of Commerce	8/21/2015	95,128	—	95,128
USD	395,799	GBP	253,000	Goldman Sachs International	8/21/2015	9,339	—	9,339
USD	47,166	GBP	30,000	JPMorgan Chase Bank N.A. London	8/21/2015	1,340	—	1,340
USD	177,009	GBP	115,159	State Street Bank London	8/21/2015	1,102	—	1,102

74

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	59,026	GBP	38,000	UBS AG London	8/21/2015	980	—	980
USD	676,676	HUF	182,628,000	HSBC Bank USA	8/24/2015	28,952	—	28,952
USD	942,829	IDR	12,570,108,000	Standard Chartered Bank	7/14/2015	—	(479)	(479)
USD	1,573,464	IDR	21,312,808,000	Deutsche Bank AG London	8/21/2015	—	(13,196)	(13,196)
USD	1,030,402	ILS	3,979,000	Citibank N.A. London	8/24/2015	1,802	—	1,802
USD	18,849	ILS	73,000	JPMorgan Chase Bank N.A. London	8/24/2015	—	(22)	(22)
USD	52,835	INR	3,383,000	JPMorgan Chase Bank N.A. London	6/3/2015	—	(124)	(124)
USD	100,273	INR	6,426,000	JPMorgan Chase Bank N.A. London	6/9/2015	—	(198)	(198)
USD	243,188	JPY	29,120,000	Morgan Stanley and Company International PLC	7/24/2015	8,409	—	8,409
USD	451,045	JPY	53,696,000	JPMorgan Chase Bank N.A. London	8/21/2015	17,978	—	17,978
USD	58,555	JPY	7,172,245	State Street Bank London	8/21/2015	709	—	709
USD	62,023	JPY	7,516,000	UBS AG London	8/21/2015	1,406	—	1,406
USD	79,486	KRW	86,958,000	HSBC Bank USA	7/14/2015	1,121	—	1,121
USD	820,950	MXN	12,815,034	Barclays Bank PLC Wholesale	8/6/2015	—	(7,342)	(7,342)
USD	323,670	MXN	5,005,000	Citibank N.A. London	8/10/2015	261	—	261
USD	181,356	MXN	2,745,000	Bank of America, N.A.	8/19/2015	4,089	—	4,089
USD	3,239,354	MXN	50,059,000	Deutsche Bank AG London	8/21/2015	7,082	—	7,082
USD	360,193	MXN	5,488,753	HSBC Bank USA	8/21/2015	5,788	—	5,788
USD	230,051	MXN	3,553,184	JPMorgan Chase Bank N.A. London	8/21/2015	625	—	625
USD	199,074	MYR	727,000	Goldman Sachs International	7/14/2015	1,472	—	1,472
USD	112,694	NZD	154,000	Morgan Stanley and Company International PLC	8/21/2015	4,227	—	4,227
USD	275,992	PEN	884,000	Credit Suisse International	8/21/2015	—	(375)	(375)
USD	185,451	PHP	8,311,000	JPMorgan Chase Bank N.A. London	7/22/2015	—	(423)	(423)
USD	303,787	PHP	13,716,000	Deutsche Bank AG London	8/24/2015	—	(2,358)	(2,358)
USD	480,834	PLN	1,726,358	Deutsche Bank AG London	8/21/2015	20,666	—	20,666
USD	217,972	PLN	799,744	State Street Bank London	8/21/2015	4,797	—	4,797
USD	194,587	RON	811,000	Bank of America, N.A.	7/15/2015	—	(5,796)	(5,796)
USD	516,745	RON	2,029,000	Bank of America, N.A.	8/21/2015	15,771	—	15,771
USD	2,203	RUB	113,764	State Street Bank London	6/23/2015	48	—	48
USD	98,870	SEK	816,000	State Street Bank London	8/21/2015	3,009	—	3,009
USD	525,373	SGD	710,000	JPMorgan Chase Bank N.A. London	7/21/2015	—	(715)	(715)
USD	397,259	SGD	525,000	Deutsche Bank AG London	8/21/2015	8,540	—	8,540
USD	83,886	THB	2,806,000	Citibank N.A. London	7/10/2015	582	—	582
USD	8,479	THB	280,000	HSBC Bank USA	7/10/2015	167	—	167
USD	39,113	THB	1,279,000	UBS AG London	7/10/2015	1,142	—	1,142
USD	291,901	ZAR	3,660,000	Barclays Bank PLC Wholesale	6/12/2015	—	(8,951)	(8,951)
USD	1,478,893	ZAR	17,788,000	HSBC Bank USA	8/21/2015	33,865	—	33,865
USD	53,277	ZAR	655,000	JPMorgan Chase Bank N.A. London	8/21/2015	67	—	67
ZAR	2,682,768	USD	224,078	Standard Chartered Bank	8/21/2015	—	(6,140)	(6,140)
ZAR	864,000	USD	71,465	State Street Bank London	8/21/2015	—	(1,277)	(1,277)
ZMW	854,000	USD	112,368	Barclays Bank PLC Wholesale	7/14/2015	2,916	—	2,916
						$1,643,325	($1,427,835)	$215,490

Currency abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NGN	Nigerian Naira
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PEN	Peruvian Nuevo Sol
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	RON	Romanian Leu
EUR	Euro	RUB	Russian Ruble

75

Currency abbreviations
GBP	Pound Sterling	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli New Shekels	USD	U.S. Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen	ZMW	Zambian Kwacha
KRW	Korean Won

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended May 31, 2015, the fund used purchased options to manage against anticipated changes in currency exchange rates and interest rates.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended May 31, 2015, the fund used interest rate swaps to manage duration of the fund. The following table summarizes the interest rate swap contracts held as of May 31, 2015.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank, N.A	700,000	MYR	$194,633	3 Month KLIBOR	Fixed 3.865%	Feb 2020	—	($326)	($326)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended May 31, 2015, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of May 31, 2015 as a Buyer of protection.

76

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JP Morgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	$99,161	(1.000)%	Jun 2017	($439)	($852)	($1,291)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended May 31, 2015 to take a long position in the exposure of the benchmark credit and as a substitute for securities purchased. The following table summarizes the credit default swap contracts the fund held as of May 31, 2015 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 5-31-15	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JPMorgan Chase Bank, N.A.	Arab Republic of Egypt	1.998%	100,000	USD	$100,000	1.000%	Mar 2016	($1,993)	$1,379	($614)
JPMorgan Chase Bank, N.A.	Humana, Inc.	0.266%	180,000	USD	180,000	4.000%	Dec 2018	792	4,228	5,020
					$280,000			($1,201)	$5,607	$4,406

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

77

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	459Q3	05/15
This report is for the information of the shareholders of John Hancock Spectrum Income Fund.		7/15

John Hancock

Equity Income Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Equity Income Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 95.5%		$1,966,181,283
(Cost $1,527,317,547)
Consumer discretionary 12.6%		259,067,168
Auto components 0.7%
Johnson Controls, Inc.	290,600	15,117,010
Automobiles 1.2%
Ford Motor Company	726,600	11,022,522
General Motors Company	350,739	12,616,082
Distributors 0.6%
Genuine Parts Company	141,750	12,824,123
Hotels, restaurants and leisure 2.1%
Carnival Corp.	454,100	21,038,453
Las Vegas Sands Corp.	200,100	10,171,083
McDonald's Corp.	127,200	12,202,296
Leisure products 1.0%
Mattel, Inc.	814,700	21,027,407
Media 4.1%
Cablevision Systems Corp., Class A (L)	485,100	11,889,801
Comcast Corp., Class A	178,500	10,435,110
News Corp., Class A (I)	448,400	6,793,260
The New York Times Company, Class A	493,100	6,854,090
The Walt Disney Company	121,200	13,376,844
Time Warner, Inc.	327,166	27,638,984
Viacom, Inc., Class B	100,700	6,734,816
Multiline retail 1.8%
Kohl's Corp.	308,800	20,223,312
Macy's, Inc.	256,400	17,165,980
Specialty retail 0.8%
Staples, Inc.	1,035,400	17,047,861
Textiles, apparel and luxury goods 0.3%
Coach, Inc.	138,200	4,888,134
Consumer staples 4.5%		92,962,359
Beverages 0.8%
PepsiCo, Inc.	181,300	17,482,759
Food products 2.6%
Archer-Daniels-Midland Company	460,200	24,321,570
Campbell Soup Company	228,900	11,065,026
ConAgra Foods, Inc.	66,100	2,552,121
Kellogg Company	99,700	6,258,169
McCormick & Company, Inc.	121,600	9,545,600
Household products 0.8%
The Clorox Company	153,100	16,482,746
Personal products 0.3%
Avon Products, Inc.	781,900	5,254,368
Energy 11.7%		240,185,680
Energy equipment and services 1.1%
Diamond Offshore Drilling, Inc. (L)	272,500	8,267,650
Schlumberger, Ltd.	147,400	13,379,498

2SEE NOTES TO FUND'S INVESTMENTS

Equity Income Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels 10.6%
Anadarko Petroleum Corp.	158,436	$13,246,834
Apache Corp.	515,500	30,847,520
BP PLC, ADR	255,492	10,592,698
Canadian Natural Resources, Ltd.	125,800	3,879,672
Chevron Corp.	363,260	37,415,780
ConocoPhillips	124,600	7,934,528
CONSOL Energy, Inc.	460,700	12,825,888
Exxon Mobil Corp.	393,424	33,519,725
Hess Corp.	381,500	25,758,880
Murphy Oil Corp.	102,800	4,467,688
Occidental Petroleum Corp.	163,700	12,799,703
Royal Dutch Shell PLC, ADR, Class A	422,800	25,249,616
Financials 20.2%		415,983,466
Banks 12.0%
Bank of America Corp.	2,158,022	35,607,363
JPMorgan Chase & Co.	917,814	60,373,805
Regions Financial Corp.	787,300	7,943,857
SunTrust Banks, Inc.	553,400	23,619,112
The PNC Financial Services Group, Inc.	363,300	34,764,177
U.S. Bancorp	871,400	37,566,054
Wells Fargo & Company	840,600	47,039,976
Capital markets 1.2%
Northern Trust Corp.	327,000	24,377,850
The Bank of New York Mellon Corp.	14,500	628,720
Consumer finance 0.9%
American Express Company	246,200	19,627,064
Insurance 4.4%
Loews Corp.	429,500	17,231,540
Marsh & McLennan Companies, Inc.	529,300	30,821,139
MetLife, Inc.	345,700	18,066,282
Sun Life Financial, Inc. (L)	240,900	7,699,164
The Chubb Corp.	94,400	9,204,000
Willis Group Holdings PLC	145,100	6,886,446
Real estate investment trusts 1.7%
Digital Realty Trust, Inc.	165,900	10,956,036
Rayonier, Inc.	278,700	7,196,034
Weyerhaeuser Company	502,913	16,374,847
Health care 6.4%		132,529,145
Pharmaceuticals 6.4%
Bristol-Myers Squibb Company	422,500	27,293,500
GlaxoSmithKline PLC	452,553	10,055,367
Johnson & Johnson	336,600	33,707,124
Merck & Company, Inc.	481,400	29,312,446
Pfizer, Inc.	925,488	32,160,708
Industrials 13.6%		279,574,316
Aerospace and defense 2.2%
Honeywell International, Inc.	190,400	19,839,680
The Boeing Company	183,600	25,799,472

SEE NOTES TO FUND'S INVESTMENTS3

Equity Income Fund

	Shares	Value
Industrials (continued)
Air freight and logistics 1.1%
United Parcel Service, Inc., Class B	227,600	$22,582,472
Building products 1.1%
Masco Corp.	537,100	14,539,297
USG Corp. (I)	294,200	8,484,728
Electrical equipment 1.6%
Eaton Corp. PLC	156,126	11,177,060
Emerson Electric Company	369,600	22,290,576
Industrial conglomerates 3.1%
General Electric Company	2,291,400	62,486,478
Machinery 4.5%
Deere & Company	183,000	17,143,440
Flowserve Corp.	145,900	8,024,500
Illinois Tool Works, Inc.	287,300	26,957,359
Joy Global, Inc.	242,300	9,435,162
Stanley Black & Decker, Inc.	171,000	17,517,240
Xylem, Inc.	363,600	13,296,852
Information technology 10.7%		221,379,632
Communications equipment 3.3%
Cisco Systems, Inc.	750,500	21,997,155
Harris Corp.	284,700	22,553,934
QUALCOMM, Inc.	327,000	22,785,360
Electronic equipment, instruments and components 0.9%
Corning, Inc.	871,900	18,240,148
IT services 1.8%
Computer Sciences Corp.	107,400	7,367,640
IBM Corp.	111,400	18,899,010
The Western Union Company	496,100	10,889,395
Semiconductors and semiconductor equipment 2.7%
Analog Devices, Inc.	263,600	17,914,256
Applied Materials, Inc.	933,700	18,795,381
Texas Instruments, Inc.	333,300	18,638,136
Software 1.3%
CA, Inc.	224,700	6,842,115
Microsoft Corp.	453,100	21,232,266
Technology hardware, storage and peripherals 0.7%
Dell, Inc. (I)	1,010,600	15,224,836
Materials 5.5%		113,688,591
Chemicals 1.1%
E.I. du Pont de Nemours & Company	206,100	14,635,161
Potash Corp. of Saskatchewan, Inc.	264,600	8,329,608
Construction materials 1.0%
Vulcan Materials Company	239,200	21,511,256
Containers and packaging 0.6%
MeadWestvaco Corp.	258,800	13,079,752
Metals and mining 1.5%
Newmont Mining Corp.	447,100	12,179,004
Nucor Corp.	371,700	17,581,410

4SEE NOTES TO FUND'S INVESTMENTS

Equity Income Fund

			Shares	Value
Materials (continued)
Paper and forest products 1.3%
International Paper Company			508,825	$26,372,400
Telecommunication services 3.8%				77,775,073
Diversified telecommunication services 3.6%
AT&T, Inc.			893,573	30,864,011
CenturyLink, Inc.			330,298	10,979,106
Telefonica SA			661,512	9,376,505
Verizon Communications, Inc.			441,777	21,841,455
Wireless telecommunication services 0.2%
Vodafone Group PLC			1,205,937	4,713,996
Utilities 6.5%				133,035,853
Electric utilities 4.6%
Duke Energy Corp.			340,136	25,758,499
Entergy Corp.			287,300	21,969,831
Exelon Corp.			508,900	17,216,087
FirstEnergy Corp.			429,775	15,334,372
Xcel Energy, Inc.			426,200	14,512,110
Independent power and renewable electricity producers 0.4%
AES Corp.			563,100	7,658,160
Multi-utilities 1.5%
NiSource, Inc.			648,300	30,586,794
	Yield (%)		Shares	Value
Securities lending collateral 0.8%				$16,099,264
(Cost $16,099,136)
John Hancock Collateral Trust (W)	0.1434(Y	)	1,609,090	16,099,264
Short-term investments 4.2%
(Cost $87,682,088)
Money market funds 4.2%				87,682,088
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	1,456,725	1,456,725
T. Rowe Price Reserve Investment Fund	0.0619(Y	)	86,225,363	86,225,363
Total investments (Cost $1,631,098,771)† 100.5%				$2,069,962,635
Other assets and liabilities, net (0.5%)				($10,304,520)
Total net assets 100.0%				$2,059,658,115

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $15,699,924.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,649,036,902. Net unrealized appreciation aggregated $420,925,733, of which $478,865,893 related to appreciated investment securities and $57,940,160 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$259,067,168	$259,067,168	—	—
Consumer staples	92,962,359	92,962,359	—	—
Energy	240,185,680	240,185,680	—	—
Financials	415,983,466	415,983,466	—	—
Health care	132,529,145	122,473,778	$10,055,367	—
Industrials	279,574,316	279,574,316	—	—
Information technology	221,379,632	206,154,796	—	$15,224,836
Materials	113,688,591	113,688,591	—	—
Telecommunication services	77,775,073	63,684,572	14,090,501	—
Utilities	133,035,853	133,035,853	—	—
Securities lending collateral	16,099,264	16,099,264	—	—
Short-term investments	87,682,088	87,682,088	—	—
Total investments in securities	$2,069,962,635	$2,030,591,931	$24,145,868	$15,224,836

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	458Q3	05/15
This report is for the information of the shareholders of John Hancock Equity Income Fund.		7/15

John Hancock

New Opportunities Fund

(formerly Small Cap Opportunities Fund)

Quarterly portfolio holdings 5/31/15

Fund's investments	New Opportunities Fund (formerly Small Cap Opportunities Fund)

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 98.4%		$231,242,533
(Cost $186,309,691)
Consumer discretionary 12.5%		29,327,388
Auto components 0.8%
Cooper Tire & Rubber Company	3,989	146,436
Cooper-Standard Holding, Inc. (I)	121	7,571
Dorman Products, Inc. (I)	7,300	340,610
Federal-Mogul Holdings Corp. (I)	4,397	54,655
Lear Corp.	2,401	278,564
Modine Manufacturing Company (I)	4,677	52,336
Remy International, Inc. (I)	31,239	690,382
Shiloh Industries, Inc. (I)	1,546	15,151
Spartan Motors, Inc.	4,866	22,189
Standard Motor Products, Inc.	2,528	88,910
Stoneridge, Inc. (I)	517	6,168
Superior Industries International, Inc.	3,530	68,094
Sypris Solutions, Inc.	819	1,229
The Goodyear Tire & Rubber Company	2,774	88,338
Automobiles 0.2%
Thor Industries, Inc.	7,980	487,498
Winnebago Industries, Inc.	502	10,908
Distributors 0.3%
Core-Mark Holding Company, Inc.	4,380	235,250
Pool Corp.	7,175	475,559
VOXX International Corp. (I)	2,806	23,991
Weyco Group, Inc.	494	13,837
Diversified consumer services 1.2%
American Public Education, Inc. (I)	312	7,541
Apollo Education Group, Inc. (I)	943	15,635
Ascent Capital Group, Inc., Class A (I)	1,455	58,680
Bridgepoint Education, Inc. (I)	561	5,217
Cambium Learning Group, Inc. (I)	3,781	15,956
Career Education Corp. (I)	6,866	25,885
Carriage Services, Inc.	1,315	32,717
DeVry Education Group, Inc.	4,500	143,145
Graham Holdings Company, Class B	342	366,282
Grand Canyon Education, Inc. (I)	26,470	1,130,534
Regis Corp. (I)	31,478	508,684
Service Corp. International	14,782	429,565
Steiner Leisure, Ltd. (I)	148	7,261
Universal Technical Institute, Inc.	20,827	174,947
Hotels, restaurants and leisure 2.3%
Ambassadors Group, Inc. (I)	202	507
Ark Restaurants Corp.	197	5,317
Belmond, Ltd., Class A (I)	9,083	110,813
Biglari Holdings, Inc. (I)	174	61,472
BJ's Restaurants, Inc. (I)	11,307	517,634
Bob Evans Farms, Inc.	1,247	57,275
Brinker International, Inc.	8,078	445,744
Canterbury Park Holding Corp. (I)	100	1,020
Churchill Downs, Inc.	1,871	233,276
Chuy's Holdings, Inc. (I)	20,740	539,033

2SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Cracker Barrel Old Country Store, Inc.	3,297	$465,141
DineEquity, Inc.	1,296	126,490
Frisch's Restaurants, Inc.	301	10,252
Gaming Partners International Corp. (I)	400	4,136
International Speedway Corp., Class A	4,331	161,243
Life Time Fitness, Inc. (I)	2,671	192,045
Luby's, Inc. (I)	6,723	34,892
Marriott Vacations Worldwide Corp.	2,163	190,950
Monarch Casino & Resort, Inc. (I)	1,250	24,225
Papa John's International, Inc.	8,772	602,724
Pinnacle Entertainment, Inc. (I)	1,742	64,402
RCI Hospitality Holdings, Inc. (I)	2,292	27,917
Red Robin Gourmet Burgers, Inc. (I)	5,910	492,835
Ruby Tuesday, Inc. (I)	5,243	32,716
SeaWorld Entertainment, Inc.	1,493	32,249
Sonic Corp.	16,467	496,315
Speedway Motorsports, Inc.	6,730	147,522
The Marcus Corp.	3,767	73,833
The Wendy's Company	30,938	347,743
Household durables 0.9%
Bassett Furniture Industries, Inc.	1,320	37,435
Beazer Homes USA, Inc. (I)	19,923	364,989
Cavco Industries, Inc. (I)	648	46,999
CSS Industries, Inc.	926	25,548
Emerson Radio Corp.	6,514	8,924
Ethan Allen Interiors, Inc.	1,690	42,419
Flexsteel Industries, Inc.	431	16,279
Helen of Troy, Ltd. (I)	2,573	225,112
Hooker Furniture Corp.	1,745	44,096
La-Z-Boy, Inc.	19,762	524,286
Lennar Corp., Class B	485	18,692
Lifetime Brands, Inc.	962	13,978
M/I Homes, Inc. (I)	2,518	58,594
MDC Holdings, Inc. (L)	2,858	79,910
Meritage Homes Corp. (I)	2,523	110,659
NACCO Industries, Inc., Class A	500	28,610
Skyline Corp. (I)	705	2,256
Standard Pacific Corp. (I)	14,402	118,672
Stanley Furniture Company, Inc. (I)	2,115	6,599
The Ryland Group, Inc.	3,166	133,194
Toll Brothers, Inc. (I)	2,600	94,042
Universal Electronics, Inc. (I)	557	28,864
William Lyon Homes, Class A (I)	465	10,523
Internet and catalog retail 0.1%
1-800-Flowers.com, Inc., Class A (I)	3,777	35,919
FTD Companies, Inc. (I)	1,516	41,735
Liberty Ventures, Series A (I)	305	12,658
Shutterfly, Inc. (I)	1,584	73,656
Leisure products 0.2%
Arctic Cat, Inc.	735	24,314
Callaway Golf Company	8,868	83,714

SEE NOTES TO FUND'S INVESTMENTS3

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Consumer discretionary (continued)
Leisure products (continued)
JAKKS Pacific, Inc. (I)	3,041	$23,355
Johnson Outdoors, Inc., Class A	200	4,794
LeapFrog Enterprises, Inc. (I)	1,942	3,942
Vista Outdoor, Inc. (I)	4,410	203,257
Media 0.9%
AH Belo Corp., Class A	3,521	20,457
Ballantyne Strong, Inc. (I)	1,790	8,341
Beasley Broadcast Group, Inc., Class A	447	2,016
Carmike Cinemas, Inc. (I)	639	17,783
Central European Media Enterprises, Ltd., Class A (I)	2,003	4,647
Cumulus Media, Inc., Class A (I)	2,304	5,437
Entercom Communications Corp., Class A (I)	552	6,282
Gannett Company, Inc.	6,624	237,073
Gray Television, Inc. (I)	4,409	70,368
Harte-Hanks, Inc.	5,249	32,859
John Wiley & Sons, Inc., Class A	205	11,894
Journal Media Group, Inc.	3,307	26,489
Media General, Inc. (I)	5,000	82,800
Meredith Corp.	2,988	157,766
Nexstar Broadcasting Group, Inc., Class A	8,035	457,111
Radio One, Inc., Class D (I)	4,508	15,868
Salem Media Group, Class A	1,200	5,640
Scholastic Corp.	1,024	45,517
The EW Scripps Company, Class A	27,537	645,192
The Madison Square Garden, Inc., Class A (I)	2,443	208,705
The McClatchy Company, Class A (I)	8,210	8,949
The New York Times Company, Class A	1,945	27,036
Time, Inc.	4,219	94,970
Multiline retail 0.8%
Big Lots, Inc.	13,800	605,820
Burlington Stores, Inc. (I)	12,665	668,332
Dillard's, Inc., Class A	5,016	581,906
Specialty retail 3.7%
Aaron's, Inc.	2,920	102,288
Abercrombie & Fitch Company, Class A (L)	3,200	65,504
America's Car-Mart, Inc. (I)	4,848	257,235
American Eagle Outfitters, Inc.	6,087	99,644
Ascena Retail Group, Inc. (I)	900	13,302
Barnes & Noble, Inc. (I)	5,042	118,588
Big 5 Sporting Goods Corp.	498	7,236
Books-A-Million, Inc. (I)	2,241	6,970
Build-A-Bear Workshop, Inc. (I)	3,247	52,244
Cabela's, Inc. (I)	1,460	74,460
Caleres, Inc.	3,673	113,606
Chico's FAS, Inc.	10,414	172,977
Citi Trends, Inc. (I)	751	18,062
Conn's, Inc. (I)(L)	3,027	111,969
Express, Inc. (I)	42,000	740,880
Five Below, Inc. (I)	17,320	575,890
GameStop Corp., Class A (L)	9,577	415,738
Genesco, Inc. (I)	1,512	100,079

4SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
GNC Holdings, Inc., Class A	7,685	$342,290
Group 1 Automotive, Inc.	2,043	168,159
Haverty Furniture Companies, Inc.	3,731	78,388
hhgregg, Inc. (I)(L)	1,994	7,677
Hibbett Sports, Inc. (I)	12,375	576,056
Kirkland's, Inc. (I)	584	15,342
MarineMax, Inc. (I)	3,489	83,457
Murphy USA, Inc. (I)	332	19,332
New York & Company, Inc. (I)	2,900	7,366
Penske Automotive Group, Inc.	14,710	759,183
Perfumania Holdings, Inc. (I)	1,016	5,476
Pier 1 Imports, Inc. (L)	15,144	192,480
Rent-A-Center, Inc.	7,429	224,727
Shoe Carnival, Inc.	13,926	384,915
Sonic Automotive, Inc., Class A	18,803	437,170
Stage Stores, Inc.	3,629	58,754
Stein Mart, Inc.	5,406	57,412
Systemax, Inc. (I)	4,305	35,947
The Cato Corp., Class A	670	24,984
The Children's Place Retail Stores, Inc.	1,381	90,317
The Finish Line, Inc., Class A	28,339	741,632
The Men's Wearhouse, Inc.	4,021	233,258
The Michaels Companies, Inc. (I)	19,395	530,647
The Pep Boys - Manny, Moe & Jack (I)	4,445	45,028
Vitamin Shoppe, Inc. (I)	8,796	349,201
West Marine, Inc. (I)	4,685	44,601
Zumiez, Inc. (I)	1,003	29,950
Textiles, apparel and luxury goods 1.1%
Charles & Colvard, Ltd. (I)	775	1,147
Columbia Sportswear Company	8,686	486,850
Crocs, Inc. (I)	4,719	70,974
Culp, Inc.	709	18,682
Delta Apparel, Inc. (I)	522	7,230
Iconix Brand Group, Inc. (I)	4,381	113,117
Lakeland Industries, Inc. (I)	700	7,140
Movado Group, Inc.	15,582	407,625
Oxford Industries, Inc.	9,302	705,743
Perry Ellis International, Inc. (I)	1,322	32,468
Rocky Brands, Inc.	1,126	21,585
Tumi Holdings, Inc. (I)	21,625	417,363
Unifi, Inc. (I)	3,710	120,649
Wolverine World Wide, Inc.	6,796	199,666
Consumer staples 2.4%		5,584,538
Beverages 0.0%
Coca-Cola Bottling Company Consolidated	244	27,711
Craft Brew Alliance, Inc. (I)	2,766	29,762
MGP Ingredients, Inc.	1,716	30,270
Food and staples retailing 1.0%
Casey's General Stores, Inc.	1,350	117,707
Ingles Markets, Inc., Class A	2,301	112,473

SEE NOTES TO FUND'S INVESTMENTS5

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
PriceSmart, Inc.	4,750	$387,315
SpartanNash Company	25,533	798,162
The Andersons, Inc.	3,077	136,434
United Natural Foods, Inc. (I)	9,900	663,993
Village Super Market, Inc., Class A	313	10,022
Weis Markets, Inc.	2,061	88,973
Food products 1.2%
Alico, Inc.	490	24,177
Darling Ingredients, Inc. (I)	11,341	178,054
Dean Foods Company	7,958	146,586
Diamond Foods, Inc. (I)	779	22,170
Fresh Del Monte Produce, Inc.	7,784	292,990
Ingredion, Inc.	4,931	404,194
John B. Sanfilippo & Son, Inc.	331	16,752
Landec Corp. (I)	3,344	47,786
Limoneira Company	335	7,249
Omega Protein Corp. (I)	3,910	53,763
Pinnacle Foods, Inc.	17,860	752,799
Post Holdings, Inc. (I)	3,298	142,671
Sanderson Farms, Inc. (L)	1,512	123,273
Seaboard Corp. (I)	47	161,210
Seneca Foods Corp., Class A (I)	2,016	56,851
Snyder's-Lance, Inc.	3,793	113,297
TreeHouse Foods, Inc. (I)	4,157	296,519
Household products 0.1%
Central Garden & Pet Company (I)	2,475	23,513
Central Garden & Pet Company, Class A (I)	6,231	60,815
Oil-Dri Corp. of America	855	26,573
Orchids Paper Products Company	625	14,063
Personal products 0.1%
CCA Industries, Inc. (I)	400	1,240
Inter Parfums, Inc.	1,654	55,293
Mannatech, Inc. (I)	83	1,741
Nutraceutical International Corp. (I)	2,391	52,459
Tobacco 0.0%
Alliance One International, Inc. (I)	4,142	5,633
Universal Corp.	1,943	100,045
Energy 5.5%		12,905,407
Energy equipment and services 2.6%
Atwood Oceanics, Inc.	2,952	90,833
Basic Energy Services, Inc. (I)	3,641	31,713
Bristow Group, Inc.	3,771	218,718
C&J Energy Services, Ltd. (I)	3,200	48,096
Dawson Geophysical Company (I)	2,902	15,700
Diamond Offshore Drilling, Inc. (L)	5,697	172,847
Dril-Quip, Inc. (I)	6,334	478,724
ENGlobal Corp. (I)	267	401
Era Group, Inc. (I)	1,717	36,057
Exterran Holdings, Inc.	5,642	186,525
Forum Energy Technologies, Inc. (I)	40,991	850,153

6SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Gulf Island Fabrication, Inc.	2,660	$29,952
Gulfmark Offshore, Inc., Class A (L)	32,320	434,058
Helix Energy Solutions Group, Inc. (I)	25,094	393,223
Helmerich & Payne, Inc.	644	47,006
Hornbeck Offshore Services, Inc. (I)	3,837	85,373
Key Energy Services, Inc. (I)	1,619	3,643
Matrix Service Company (I)	2,231	37,637
Mitcham Industries, Inc. (I)	1,611	6,686
Nabors Industries, Ltd.	20,640	304,440
Natural Gas Services Group, Inc. (I)	2,736	66,074
Newpark Resources, Inc. (I)	9,667	81,976
Noble Corp. PLC (L)	17,039	285,403
Oil States International, Inc. (I)	3,512	143,571
Pacific Drilling SA (I)	1,100	4,125
Parker Drilling Company (I)	10,256	34,768
Patterson-UTI Energy, Inc.	10,848	219,130
PHI, Inc. (I)	2,700	87,858
Pioneer Energy Services Corp. (I)	6,843	48,038
Precision Drilling Corp. (L)	50,294	332,443
Rowan Companies PLC, Class A	13,356	286,887
SEACOR Holdings, Inc. (I)	2,630	184,416
Seventy Seven Energy, Inc. (I)	467	2,755
Superior Energy Services, Inc.	10,604	244,846
Tesco Corp.	1,864	22,405
TETRA Technologies, Inc. (I)	7,049	44,338
Tidewater, Inc. (L)	4,587	112,565
Unit Corp. (I)	11,187	352,726
Willbros Group, Inc. (I)	10,497	19,524
Oil, gas and consumable fuels 2.9%
Adams Resources & Energy, Inc.	139	5,963
Alon USA Energy, Inc.	5,862	103,347
Approach Resources, Inc. (I)(L)	1,893	13,270
Bill Barrett Corp. (I)(L)	4,159	36,724
Bonanza Creek Energy, Inc. (I)	307	6,379
Callon Petroleum Company (I)	3,702	29,098
Carrizo Oil & Gas, Inc. (I)	14,928	748,788
Clayton Williams Energy, Inc. (I)(L)	596	30,777
Cloud Peak Energy, Inc. (I)	1,335	7,703
Comstock Resources, Inc. (L)	4,046	14,323
Contango Oil & Gas Company (I)	15,392	212,102
CVR Energy, Inc. (L)	1,937	75,078
Delek US Holdings, Inc.	5,132	194,298
Denbury Resources, Inc.	24,792	182,717
DHT Holdings, Inc.	1,910	15,070
Energy XXI, Ltd. (L)	4,472	15,473
Evolution Petroleum Corp.	28,390	195,891
GasLog, Ltd.	3,773	78,101
Gastar Exploration, Inc. (I)	1,921	5,859
Green Plains, Inc.	4,857	159,601
HollyFrontier Corp.	2,050	85,383
Matador Resources Company (I)	18,525	510,179

SEE NOTES TO FUND'S INVESTMENTS7

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Newfield Exploration Company (I)	9,412	$355,868
Nordic American Tankers, Ltd.	459	5,926
Northern Oil and Gas, Inc. (I)(L)	2,774	18,946
Oasis Petroleum, Inc. (I)	5,430	92,201
Overseas Shipholding Group, Inc., Class B (I)	4,418	19,969
PBF Energy, Inc., Class A	4,959	133,000
Peabody Energy Corp. (L)	18,483	62,473
Penn Virginia Corp. (I)(L)	5,500	25,575
QEP Resources, Inc.	12,900	242,907
Renewable Energy Group, Inc. (I)	1,366	14,521
Rex Energy Corp. (I)(L)	5,131	25,758
Rosetta Resources, Inc. (I)	2,252	52,607
SandRidge Energy, Inc. (I)(L)	1,913	2,334
Scorpio Tankers, Inc.	56,556	515,791
SemGroup Corp., Class A	5,741	451,817
Ship Finance International, Ltd. (L)	1,579	25,817
SM Energy Company	3,114	162,924
Stone Energy Corp. (I)	3,805	51,672
Swift Energy Company (I)(L)	5,863	12,430
Teekay Corp.	18,900	865,998
Tesoro Corp.	2,258	199,833
Triangle Petroleum Corp. (I)(L)	5,316	27,271
Ultra Petroleum Corp. (I)(L)	17,486	243,230
VAALCO Energy, Inc. (I)	4,771	10,639
W&T Offshore, Inc. (L)	3,259	17,631
Warren Resources, Inc. (I)	7,110	4,978
Western Refining, Inc.	6,891	303,066
Whiting Petroleum Corp. (I)	258	8,511
WPX Energy, Inc. (I)	13,961	179,957
Financials 23.6%		55,602,862
Banks 8.6%
1st Source Corp.	3,373	106,519
Access National Corp.	359	7,729
American National Bankshares, Inc.	539	12,219
Ameris Bancorp	1,334	33,603
Associated Banc-Corp.	16,384	310,804
BancFirst Corp.	801	46,690
BancorpSouth, Inc.	6,379	154,308
Bank of Florida Corp. (I)	2,087	0
Bank of Kentucky Financial Corp.	89	4,389
Bank of the Ozarks, Inc.	11,535	507,194
Banner Corp.	2,395	107,823
Bar Harbor Bankshares	348	12,876
BBCN Bancorp, Inc.	6,726	96,854
Berkshire Hills Bancorp, Inc.	14,694	402,909
Blue Hills Bancorp, Inc. (I)	26,400	361,944
BOK Financial Corp.	1,892	122,375
Boston Private Financial Holdings, Inc.	9,812	123,042
Bridge Capital Holdings (I)	535	14,910
Bryn Mawr Bank Corp.	454	13,112

8SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Financials (continued)
Banks (continued)
C&F Financial Corp.	63	$2,312
Camden National Corp.	211	8,094
Capital Bank Financial Corp., Class A (I)	1,512	43,122
Capital City Bank Group, Inc.	2,956	42,655
Cardinal Financial Corp.	3,454	71,291
Cathay General Bancorp	8,881	268,384
CenterState Banks, Inc.	2,800	34,692
Central Pacific Financial Corp.	1,567	36,699
Century Bancorp, Inc., Class A	108	4,144
Chemical Financial Corp.	2,894	87,659
CIT Group, Inc.	3,614	167,184
City Holding Company	678	30,618
CoBiz Financial, Inc.	5,644	66,712
Columbia Banking System, Inc.	3,280	99,089
Comerica, Inc.	1,037	50,761
Community Bank Systems, Inc.	2,500	88,275
Community Trust Bancorp, Inc.	1,464	47,975
Customers Bancorp, Inc. (I)	931	23,368
CVB Financial Corp.	5,962	97,777
East West Bancorp, Inc.	12,113	519,648
Enterprise Bancorp, Inc.	204	4,204
Enterprise Financial Services Corp.	2,405	50,794
Fidelity Southern Corp.	824	12,739
Financial Institutions, Inc.	1,228	28,330
First BanCorp (I)	9,412	57,601
First Bancorp North Carolina	3,981	62,780
First Bancorp, Inc.	642	10,953
First Busey Corp.	6,309	39,621
First Citizens BancShares, Inc., Class A	178	42,916
First Commonwealth Financial Corp.	18,527	168,596
First Community Bancshares, Inc.	2,119	35,387
First Connecticut Bancorp, Inc.	17,900	260,982
First Financial Bancorp	3,185	55,323
First Financial Corp.	1,254	42,711
First Interstate BancSystem, Inc., Class A	1,557	42,413
First Merchants Corp.	3,428	79,838
First Midwest Bancorp, Inc.	7,964	141,441
First NBC Bank Holding Company (I)	850	28,892
First South Bancorp, Inc.	777	6,200
FirstMerit Corp.	7,519	147,673
Flushing Financial Corp.	2,809	54,438
FNB Corp.	10,810	145,827
Fulton Financial Corp.	12,414	157,161
German American Bancorp, Inc.	343	9,954
Glacier Bancorp, Inc.	20,759	584,158
Great Southern Bancorp, Inc.	1,203	47,470
Great Western Bancorp, Inc. (I)	31,100	720,898
Hancock Holding Company	4,427	128,959
Hanmi Financial Corp.	18,341	405,795
Heartland Financial USA, Inc.	1,587	54,085
Heritage Commerce Corp.	2,067	18,644

SEE NOTES TO FUND'S INVESTMENTS9

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Financials (continued)
Banks (continued)
Heritage Financial Corp.	1,170	$20,019
Hilltop Holdings, Inc. (I)	5,164	112,730
HomeTrust Bancshares, Inc. (I)	700	10,836
Horizon Bancorp	400	9,600
Hudson Valley Holding Corp.	598	15,452
IBERIABANK Corp.	8,990	577,787
Independent Bank Corp. (MA) (L)	2,687	121,211
Independent Bank Corp. (MI)	2,100	28,413
International Bancshares Corp.	11,168	291,485
Investors Bancorp, Inc.	75,121	902,203
Lakeland Bancorp, Inc.	3,520	40,234
Lakeland Financial Corp.	1,305	51,665
LegacyTexas Financial Group, Inc.	2,473	64,150
Macatawa Bank Corp.	800	4,056
MainSource Financial Group, Inc.	4,787	95,836
MB Financial, Inc.	9,198	296,360
MBT Financial Corp. (I)	1,105	6,486
Mercantile Bank Corp.	1,058	21,171
Merchants Bancshares, Inc.	540	16,114
Metro Bancorp, Inc.	1,442	37,290
MidSouth Bancorp, Inc.	729	10,097
MidWestOne Financial Group, Inc.	305	8,894
National Bank Holdings Corp., Class A	1,988	38,011
National Penn Bancshares, Inc.	11,091	118,674
NBT Bancorp, Inc.	2,580	63,520
NewBridge Bancorp	2,100	16,485
Northrim BanCorp, Inc.	492	12,029
OFG Bancorp	4,139	54,386
Old National Bancorp (L)	7,195	97,924
Old Second Bancorp, Inc. (I)	1,554	9,619
Pacific Continental Corp.	2,139	27,529
Pacific Mercantile Bancorp (I)	975	7,059
Pacific Premier Bancorp, Inc. (I)	659	10,379
PacWest Bancorp	16,079	721,786
Park National Corp.	266	21,990
Park Sterling Corp.	3,302	21,925
Peapack Gladstone Financial Corp.	772	15,641
People's United Financial, Inc.	22,118	344,156
Peoples Bancorp, Inc.	2,601	60,057
Pinnacle Financial Partners, Inc.	6,390	316,369
Preferred Bank	1,111	30,641
Premier Financial Bancorp, Inc.	658	9,988
PrivateBancorp, Inc.	37,646	1,435,442
Prosperity Bancshares, Inc.	4,575	245,083
Renasant Corp. (L)	5,254	154,678
Republic Bancorp, Inc., Class A	13,692	336,276
Republic First Bancorp, Inc. (I)	502	1,767
S&T Bancorp, Inc.	2,700	73,143
Sandy Spring Bancorp, Inc.	2,665	69,663
Shore Bancshares, Inc. (I)	600	5,526
Sierra Bancorp	1,564	26,369

10SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Financials (continued)
Banks (continued)
South State Corp.	1,234	$88,638
Southwest Bancorp, Inc.	2,030	35,931
Square 1 Financial, Inc., Class A (I)	24,255	633,541
Sterling Bancorp	5,718	77,250
Stock Yards Bancorp, Inc.	105	3,667
Suffolk Bancorp	2,043	49,277
Sun Bancorp, Inc. (I)	272	5,252
Susquehanna Bancshares, Inc.	16,670	231,546
Synovus Financial Corp.	26,282	762,704
Talmer Bancorp, Inc., Class A	900	14,301
TCF Financial Corp.	10,776	169,614
Texas Capital Bancshares, Inc. (I)	1,735	94,384
The Bancorp, Inc. (I)	3,797	36,717
Tompkins Financial Corp.	368	18,768
Towne Bank (L)	2,665	42,000
TriCo Bancshares	1,082	25,519
TriState Capital Holdings, Inc. (I)	17,230	200,730
Trustmark Corp.	4,320	103,032
UMB Financial Corp.	2,919	151,175
Umpqua Holdings Corp.	1,193	20,985
Union Bankshares Corp.	18,638	402,767
United Bankshares, Inc. (L)	4,646	175,898
United Community Banks, Inc.	2,828	54,156
Univest Corp. of Pennsylvania	1,917	36,806
Valley National Bancorp	2,377	23,247
Washington Trust Bancorp, Inc.	2,092	78,617
WesBanco, Inc.	15,132	478,776
West Bancorp, Inc.	1,494	27,303
Western Alliance Bancorp (I)	17,777	557,309
Wilshire Bancorp, Inc.	4,362	48,156
Wintrust Financial Corp.	3,933	197,043
Zions Bancorporation	15,018	433,720
Capital markets 1.5%
Calamos Asset Management, Inc., Class A	923	11,307
Cowen Group, Inc., Class A (I)	19,199	113,274
E*TRADE Financial Corp. (I)	21,638	637,455
Evercore Partners, Inc., Class A	7,981	406,792
Greenhill & Company, Inc.	8,965	349,097
INTL. FCStone, Inc. (I)	815	28,582
Investment Technology Group, Inc.	2,948	79,183
Janus Capital Group, Inc.	32,412	588,278
JMP Group LLC	3,000	22,410
KCG Holdings, Inc., Class A (I)	4,757	64,172
Legg Mason, Inc.	8,577	457,669
Oppenheimer Holdings, Inc., Class A	1,506	39,066
Piper Jaffray Companies (I)	300	14,226
Stifel Financial Corp. (I)	9,155	487,595
Walter Investment Management Corp. (I)	14,800	244,644
Consumer finance 1.5%
Asta Funding, Inc.	2,466	20,418
Cash America International, Inc.	32,300	868,224

SEE NOTES TO FUND'S INVESTMENTS11

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Financials (continued)
Consumer finance (continued)
Encore Capital Group, Inc. (I)	18,980	$753,696
Enova International, Inc. (I)	53,087	1,035,197
Ezcorp, Inc., Class A (I)	21,541	171,036
First Cash Financial Services, Inc. (I)	10,900	507,831
Navient Corp.	2,611	50,314
Nelnet, Inc., Class A	4,340	178,417
Nicholas Financial, Inc.	75	983
The First Marblehead Corp. (I)	462	2,864
Diversified financial services 1.1%
Gain Capital Holdings, Inc.	53,325	495,923
MarketAxess Holdings, Inc.	11,726	1,037,165
Marlin Business Services Corp.	2,737	48,910
NewStar Financial, Inc. (I)	6,064	64,096
PHH Corp. (I)	4,837	133,453
PICO Holdings, Inc. (I)	1,866	29,501
Resource America, Inc., Class A	3,296	26,302
The NASDAQ OMX Group, Inc.	11,903	615,980
Insurance 6.1%
Alleghany Corp. (I)	951	452,058
Allied World Assurance Company Holdings AG	35,600	1,512,644
Ambac Financial Group, Inc. (I)	1,199	28,033
American Equity Investment Life Holding Company	6,303	160,159
American Financial Group, Inc.	13,875	881,063
American National Insurance Company	1,726	178,140
AMERISAFE, Inc.	6,567	280,674
Arch Capital Group, Ltd. (I)	1,743	111,360
Argo Group International Holdings, Ltd.	5,078	267,357
Aspen Insurance Holdings, Ltd.	19,656	911,252
Assurant, Inc.	5,286	348,083
Assured Guaranty, Ltd.	14,321	409,437
Axis Capital Holdings, Ltd.	4,467	245,864
Cincinnati Financial Corp.	410	20,738
CNO Financial Group, Inc.	15,751	283,518
Donegal Group, Inc., Class A	2,470	36,556
EMC Insurance Group, Inc.	14,970	531,136
Employers Holdings, Inc.	1,300	29,406
Endurance Specialty Holdings, Ltd. (L)	16,297	990,532
Enstar Group, Ltd. (I)	738	111,896
FBL Financial Group, Inc., Class A	4,528	260,088
Federated National Holding Company	803	20,621
First Acceptance Corp. (I)	4,470	14,393
First American Financial Corp.	7,438	265,611
Global Indemnity PLC (I)	2,416	66,343
Greenlight Capital Re, Ltd., Class A (I)	2,000	61,280
Hallmark Financial Services, Inc. (I)	2,471	27,428
HCC Insurance Holdings, Inc.	300	17,154
Heritage Insurance Holdings, Inc. (I)	21,720	456,120
Horace Mann Educators Corp.	5,134	176,712
Independence Holding Company	2,216	26,016
Investors Title Company	98	7,007
Kemper Corp.	9,050	323,900

12SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Financials (continued)
Insurance (continued)
Maiden Holdings, Ltd.	6,647	$92,925
MBIA, Inc. (I)	16,367	147,630
Meadowbrook Insurance Group, Inc.	5,289	45,062
Montpelier Re Holdings, Ltd.	4,159	158,333
National Western Life Insurance Company, Class A	206	50,466
Old Republic International Corp.	18,842	291,297
OneBeacon Insurance Group, Ltd., Class A	927	13,349
PartnerRe, Ltd.	2,378	312,541
Primerica, Inc.	800	35,384
ProAssurance Corp.	2,802	126,594
Reinsurance Group of America, Inc.	4,986	466,440
RenaissanceRe Holdings, Ltd.	4,114	420,081
RLI Corp.	757	36,843
Safety Insurance Group, Inc.	1,271	70,922
Selective Insurance Group, Inc.	3,326	90,168
StanCorp Financial Group, Inc.	10,561	783,837
State Auto Financial Corp.	4,681	99,471
Stewart Information Services Corp.	3,868	145,321
Symetra Financial Corp.	8,400	205,464
The Hanover Insurance Group, Inc.	3,743	266,427
The Navigators Group, Inc. (I)	1,540	119,535
The Phoenix Companies, Inc. (I)	1,111	19,231
United Fire Group, Inc.	1,493	45,551
Validus Holdings, Ltd.	6,714	288,098
W.R. Berkley Corp.	7,462	365,638
White Mountains Insurance Group, Ltd.	319	207,108
Real estate investment trusts 2.3%
Communications Sales & Leasing, Inc. (I)	2,704	70,439
Corrections Corp. of America	11,700	411,372
Cousins Properties, Inc.	43,800	422,670
Easterly Government Propoerties (I)	20,600	319,918
Hatteras Financial Corp.	38,300	687,868
LaSalle Hotel Properties	10,920	398,143
Medical Properties Trust, Inc.	39,000	528,840
STAG Industrial, Inc.	29,985	638,681
The GEO Group, Inc.	40,270	1,527,441
WP Glimcher, Inc.	32,100	451,647
Real estate management and development 0.5%
Alexander & Baldwin, Inc.	3,790	155,655
AV Homes, Inc. (I)	2,336	35,788
Forestar Group, Inc. (I)	1,463	19,531
FRP Holdings, Inc. (I)	67	2,037
Jones Lang LaSalle, Inc.	3,454	598,336
Kennedy-Wilson Holdings, Inc.	17,134	438,116
Thrifts and mortgage finance 2.0%
Astoria Financial Corp.	8,434	110,570
Bank Mutual Corp.	6,590	46,789
BankFinancial Corp.	3,904	46,223
BBX Capital Corp., Class A (I)	385	6,175
Beneficial Bancorp, Inc. (I)	42,100	515,725
Brookline Bancorp, Inc.	6,990	76,471

SEE NOTES TO FUND'S INVESTMENTS13

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Cape Bancorp, Inc.	443	$4,244
Capitol Federal Financial, Inc.	9,204	111,368
Clifton Bancorp, Inc.	1,045	14,536
Dime Community Bancshares, Inc.	2,812	46,089
ESSA Bancorp, Inc.	589	7,522
EverBank Financial Corp.	6,154	113,480
Federal Agricultural Mortgage Corp., Class C	953	30,086
First Defiance Financial Corp.	1,313	46,349
First Financial Northwest, Inc.	1,932	22,411
Flagstar Bancorp, Inc. (I)	2,116	39,654
HF Financial Corp.	155	2,248
Hingham Institution for Savings	82	9,184
Home Bancorp, Inc.	1,531	34,095
HomeStreet, Inc.	1,627	37,486
Hudson City Bancorp, Inc.	20,492	194,981
Louisiana Bancorp, Inc.	100	2,099
Meridian Bancorp, Inc. (I)	37,600	482,784
New York Community Bancorp, Inc.	30,696	544,547
Northfield Bancorp, Inc.	21,619	316,502
Northwest Bancshares, Inc.	6,987	84,543
OceanFirst Financial Corp.	14,840	256,732
Oritani Financial Corp.	2,204	32,443
Provident Financial Holdings, Inc.	768	13,402
Provident Financial Services, Inc.	5,721	104,008
Pulaski Financial Corp.	282	3,562
SI Financial Group, Inc.	835	9,736
Territorial Bancorp, Inc.	952	21,953
TrustCo Bank Corp.	4,173	28,210
United Financial Bancorp, Inc.	21,877	275,650
Walker & Dunlop, Inc. (I)	1,711	42,125
Washington Federal, Inc.	37,845	836,375
Waterstone Financial, Inc.	1,247	16,336
Westfield Financial, Inc.	5,678	42,074
WSFS Financial Corp.	960	23,683
Health care 11.2%		26,293,026
Biotechnology 1.4%
AMAG Pharmaceuticals, Inc. (I)	9,561	665,254
Amicus Therapeutics, Inc. (I)	61,250	753,988
Cepheid, Inc. (I)	8,015	442,188
Dynavax Technologies Corp. (I)	18,805	428,190
Emergent Biosolutions, Inc. (I)	18,784	598,458
Myriad Genetics, Inc. (I)	14,600	495,670
Health care equipment and supplies 4.1%
ABIOMED, Inc. (I)	12,271	732,824
Alere, Inc. (I)	12,407	639,953
Align Technology, Inc. (I)	13,020	789,923
Alphatec Holdings, Inc. (I)	11,650	15,728
Analogic Corp.	6,426	543,704
AngioDynamics, Inc. (I)	4,008	64,328
CONMED Corp.	2,316	128,631

14SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
CryoLife, Inc.	2,939	$31,477
Cynosure, Inc., Class A (I)	1,025	36,593
Digirad Corp.	3,687	14,859
Endologix, Inc. (I)	31,680	528,739
Exactech, Inc. (I)	1,030	22,021
Globus Medical, Inc., Class A (I)	46,885	1,216,197
Greatbatch, Inc. (I)	18,538	963,605
Haemonetics Corp. (I)	10,971	453,322
Halyard Health, Inc. (I)	537	22,243
Hill-Rom Holdings, Inc.	9,785	504,515
Hologic, Inc. (I)	2,110	75,475
ICU Medical, Inc. (I)	6,173	598,781
Integra LifeSciences Holdings Corp. (I)	1,889	126,884
Invacare Corp.	3,899	84,725
Kewaunee Scientific Corp.	80	1,356
LeMaitre Vascular, Inc.	786	7,970
Merit Medical Systems, Inc. (I)	1,830	37,625
Natus Medical, Inc. (I)	1,907	74,487
NuVasive, Inc. (I)	35	1,769
RTI Surgical, Inc. (I)	2,800	18,116
Symmetry Surgical, Inc. (I)	789	6,967
Teleflex, Inc.	1,900	244,606
Tornier NV (I)	29,690	789,160
West Pharmaceutical Services, Inc.	10,345	560,078
Wright Medical Group, Inc. (I)	13,788	377,791
Health care providers and services 3.1%
Acadia Healthcare Company, Inc. (I)	11,380	843,713
Aceto Corp.	4,311	101,610
Addus HomeCare Corp. (I)	1,215	34,032
Air Methods Corp. (I)	14,950	630,292
Almost Family, Inc. (I)	179	6,874
Amsurg Corp. (I)	4,986	335,757
Bio-Reference Labs, Inc. (I)	10,100	335,522
BioScrip, Inc. (I)(L)	7,228	25,659
Community Health Systems, Inc. (I)	16,001	885,015
Cross Country Healthcare, Inc. (I)	4,185	44,445
Five Star Quality Care, Inc. (I)	5,481	25,377
Hanger, Inc. (I)	2,169	49,865
Health Net, Inc. (I)	1,893	117,820
Healthways, Inc. (I)	3,291	49,892
IPC Healthcare, Inc. (I)	10,030	495,181
Kindred Healthcare, Inc.	5,284	121,056
LHC Group, Inc. (I)	753	27,680
LifePoint Health, Inc. (I)	10,143	763,666
Magellan Health Services, Inc. (I)	2,433	164,544
Medcath Corp. (I)	4,104	5,622
Molina Healthcare, Inc. (I)	3,926	285,577
National HealthCare Corp.	1,717	108,034
Omnicare, Inc.	6,393	609,189
Owens & Minor, Inc.	4,125	137,445
PharMerica Corp. (I)	3,519	117,042

SEE NOTES TO FUND'S INVESTMENTS15

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Select Medical Holdings Corp.	8,624	$141,002
Team Health Holdings, Inc. (I)	7,694	449,945
The Providence Service Corp. (I)	75	3,605
Triple-S Management Corp., Class B (I)	3,548	85,152
Universal American Corp. (I)	14,368	147,416
Health care technology 0.8%
Allscripts Healthcare Solutions, Inc. (I)	822	11,566
HMS Holdings Corp. (I)	34,539	588,545
MedAssets, Inc. (I)	3,864	80,642
Medidata Solutions, Inc. (I)	16,575	961,516
Omnicell, Inc. (I)	3,024	111,828
Life sciences tools and services 0.8%
Affymetrix, Inc. (I)(L)	55,669	652,997
Bio-Techne Corp.	4,708	476,685
Bruker Corp. (I)	19,445	385,789
Charles River Laboratories International, Inc. (I)	6,032	436,355
Harvard Bioscience, Inc. (I)	4,419	24,746
Pharmaceuticals 1.0%
Catalent, Inc. (I)	20,370	651,025
Cumberland Pharmaceuticals, Inc. (I)	631	4,266
Impax Laboratories, Inc. (I)	27,107	1,274,300
Prestige Brands Holdings, Inc. (I)	7,892	346,617
SciClone Pharmaceuticals, Inc. (I)	4,311	39,920
Industrials 17.4%		40,922,915
Aerospace and defense 2.0%
AAR Corp.	27,832	822,157
CPI Aerostructures, Inc. (I)	642	7,062
Cubic Corp.	901	43,068
Curtiss-Wright Corp.	10,343	745,627
DigitalGlobe, Inc. (I)	3,281	98,430
Ducommun, Inc. (I)	1,256	29,252
Esterline Technologies Corp. (I)	1,800	194,706
HEICO Corp.	12,419	711,609
Kratos Defense & Security Solutions, Inc. (I)	3,577	21,426
LMI Aerospace, Inc. (I)	2,716	27,051
Moog, Inc., Class A (I)	262	17,981
Orbital ATK, Inc.	5,042	385,713
SIFCO Industries, Inc.	400	5,972
Sparton Corp. (I)	1,625	43,079
Triumph Group, Inc.	22,437	1,496,324
Vectrus, Inc. (I)	83	2,082
Air freight and logistics 0.3%
Air Transport Services Group, Inc. (I)	6,845	72,009
Atlas Air Worldwide Holdings, Inc. (I)	2,811	153,143
Forward Air Corp.	8,790	455,937
Hub Group, Inc., Class A (I)	3,113	132,053
Airlines 0.7%
Alaska Air Group, Inc.	9,243	597,468
Copa Holdings SA, Class A (L)	1,588	135,441
Hawaiian Holdings, Inc. (I)	9,255	224,156

16SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Industrials (continued)
Airlines (continued)
JetBlue Airways Corp. (I)	24,588	$495,694
Republic Airways Holdings, Inc. (I)	4,214	44,078
SkyWest, Inc.	4,310	63,788
Building products 1.0%
Apogee Enterprises, Inc.	12,451	668,992
Gibraltar Industries, Inc. (I)	4,173	74,780
Griffon Corp.	12,674	202,404
Insteel Industries, Inc.	3,280	65,108
Owens Corning	9,961	421,948
Quanex Building Products Corp.	3,300	58,707
Simpson Manufacturing Company, Inc.	3,200	108,544
Trex Company, Inc. (I)	10,177	514,956
Universal Forest Products, Inc.	2,473	136,905
Commercial services and supplies 3.4%
ABM Industries, Inc.	20,329	659,473
ACCO Brands Corp. (I)	6,173	45,372
Acme United Corp.	300	5,400
AMREP Corp. (I)	120	611
ARC Document Solutions, Inc. (I)	3,108	23,279
Ceco Environmental Corp.	301	3,416
Civeo Corp.	1,944	7,776
Clean Harbors, Inc. (I)	4,046	227,952
Courier Corp.	1,247	30,926
Covanta Holding Corp.	30,143	666,160
Ennis, Inc.	4,732	79,592
Essendant, Inc.	3,084	119,783
Fuel Tech, Inc. (I)	2,200	5,280
G&K Services, Inc., Class A	1,686	117,480
Heritage-Crystal Clean, Inc. (I)	212	3,013
InnerWorkings, Inc. (I)	1,846	11,741
Intersections, Inc. (I)	1,826	6,354
KAR Auction Services, Inc.	1,462	54,474
Kimball International, Inc., Class B	3,715	45,286
Matthews International Corp., Class A	1,991	98,853
McGrath RentCorp.	2,470	75,187
Mobile Mini, Inc.	30,242	1,200,003
Multi-Color Corp.	1,394	89,286
NL Industries, Inc. (I)	3,500	27,860
Pitney Bowes, Inc.	18,196	397,583
Progressive Waste Solutions, Ltd.	19,700	550,221
Quad/Graphics, Inc.	1,516	31,002
Ritchie Brothers Auctioneers, Inc.	31,420	887,929
Team, Inc. (I)	10,467	416,587
Tetra Tech, Inc.	3,753	98,178
The ADT Corp. (L)	10,585	386,141
The Brink's Company	1,113	35,571
UniFirst Corp.	1,637	187,125
Versar, Inc. (I)	2,653	9,790
Viad Corp.	23,381	627,546
Virco Manufacturing Corp. (I)	700	1,883
Waste Connections, Inc.	15,818	767,648

SEE NOTES TO FUND'S INVESTMENTS17

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Industrials (continued)
Construction and engineering 1.8%
AECOM (I)	28,206	$931,644
Aegion Corp. (I)	30,400	541,728
Comfort Systems USA, Inc.	3,590	80,596
Dycom Industries, Inc. (I)	14,642	843,086
EMCOR Group, Inc.	6,428	291,638
Furmanite Corp. (I)	1,419	11,551
Granite Construction, Inc.	400	14,340
Great Lakes Dredge & Dock Corp. (I)	9,865	54,849
Jacobs Engineering Group, Inc. (I)	1,070	46,288
Layne Christensen Company (I)(L)	2,568	20,904
MasTec, Inc. (I)	47,211	833,746
MYR Group, Inc. (I)	1,600	47,360
Northwest Pipe Company (I)	1,838	38,175
Orion Marine Group, Inc. (I)	1,107	8,314
Primoris Services Corp.	15,190	285,116
Quanta Services, Inc. (I)	3,038	89,074
Sterling Construction Company, Inc. (I)	1,987	7,869
Tutor Perini Corp. (I)	4,807	100,755
Electrical equipment 0.6%
Allied Motion Technologies, Inc.	124	3,879
AZZ, Inc.	964	46,205
Encore Wire Corp.	4,077	178,083
EnerSys	10,157	676,862
Franklin Electric Company, Inc.	1,285	45,219
General Cable Corp.	4,127	77,959
Global Power Equipment Group, Inc.	468	3,501
GrafTech International, Ltd. (I)	7,641	38,740
LSI Industries, Inc.	3,751	35,522
Powell Industries, Inc.	1,041	37,767
Preformed Line Products Company	162	6,150
Thermon Group Holdings, Inc. (I)	16,218	368,311
Ultralife Corp. (I)	4,215	17,408
Industrial conglomerates 0.1%
Raven Industries, Inc.	11,390	219,371
Machinery 3.5%
Actuant Corp., Class A	4,630	108,805
AGCO Corp.	6,716	341,038
Alamo Group, Inc.	1,890	100,113
Albany International Corp., Class A	14,798	585,705
Altra Industrial Motion Corp.	2,263	62,233
American Railcar Industries, Inc. (L)	3,956	212,714
Astec Industries, Inc.	2,485	102,755
Barnes Group, Inc.	8,581	345,471
Briggs & Stratton Corp.	4,656	88,883
CIRCOR International, Inc.	922	49,161
Columbus McKinnon Corp.	1,684	38,412
Douglas Dynamics, Inc.	2,248	45,634
Dynamic Materials Corp.	1,001	11,111
EnPro Industries, Inc.	2,129	128,762
ESCO Technologies, Inc.	2,184	81,463
Federal Signal Corp.	6,853	101,973

18SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Industrials (continued)
Machinery (continued)
Gencor Industries, Inc. (I)	604	$5,937
Hardinge, Inc.	2,139	22,887
Hurco Companies, Inc.	1,523	50,914
Hyster-Yale Materials Handling, Inc.	1,000	70,960
Key Technology, Inc. (I)	105	1,326
LB Foster Company, Class A	667	25,446
Lydall, Inc. (I)	1,433	39,279
MFRI, Inc. (I)	780	4,922
Miller Industries, Inc.	1,559	31,975
Mueller Industries, Inc.	3,665	127,762
Mueller Water Products, Inc., Class A	1,300	11,986
NN, Inc.	3,619	98,618
Nordson Corp.	9,303	752,706
Oshkosh Corp.	13,850	694,716
Proto Labs, Inc. (I)	10,787	746,245
RBC Bearings, Inc.	622	43,590
Rexnord Corp. (I)	14,742	377,690
Standex International Corp.	1,198	95,852
Tecumseh Products Company (I)	100	299
The Eastern Company	366	7,082
The Gorman-Rupp Company	13,220	370,557
The Manitowoc Company, Inc.	593	11,184
The Timken Company	1,139	44,535
Titan International, Inc.	41,700	444,105
TriMas Corp. (I)	2,068	59,765
Trinity Industries, Inc.	13,109	393,139
Twin Disc, Inc.	443	7,899
Valmont Industries, Inc.	1,823	226,872
Wabash National Corp. (I)	2,988	40,458
Watts Water Technologies, Inc., Class A	11,212	595,694
Woodward, Inc.	9,945	506,598
Marine 0.1%
Baltic Trading, Ltd.	2,200	3,344
Golden Ocean Group, Ltd. (L)	2,275	9,669
International Shipholding Corp.	569	4,558
Kirby Corp. (I)	738	56,612
Matson, Inc.	3,567	143,679
Professional services 1.3%
CBIZ, Inc. (I)	4,163	37,758
CDI Corp.	3,398	42,033
CEB, Inc.	11,726	991,902
CRA International, Inc. (I)	1,820	50,287
Exponent, Inc.	11,235	956,323
Franklin Covey Company (I)	2,133	42,639
FTI Consulting, Inc. (I)	2,655	104,342
GP Strategies Corp. (I)	1,609	50,217
Heidrick & Struggles International, Inc.	1,533	38,540
Hill International, Inc. (I)	4,471	23,696
Huron Consulting Group, Inc. (I)	1,440	92,592
ICF International, Inc. (I)	2,795	100,005
Kelly Services, Inc., Class A	5,734	88,992

SEE NOTES TO FUND'S INVESTMENTS19

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Industrials (continued)
Professional services (continued)
Korn/Ferry International	3,605	$115,684
Mistras Group, Inc. (I)	285	5,275
Navigant Consulting, Inc. (I)	2,981	40,571
On Assignment, Inc. (I)	3,213	120,455
RCM Technologies, Inc.	100	573
Resources Connection, Inc.	3,010	47,227
RPX Corp. (I)	1,420	22,592
TrueBlue, Inc. (I)	1,621	46,166
Volt Information Sciences, Inc. (I)	1,319	15,261
VSE Corp.	212	13,235
Road and rail 1.8%
AMERCO	1,176	386,904
ArcBest Corp.	2,185	74,705
Avis Budget Group, Inc. (I)	8,495	433,245
Celadon Group, Inc.	19,994	466,260
Con-way, Inc.	4,091	165,563
Covenant Transportation Group, Inc., Class A (I)	1,250	38,638
Genesee & Wyoming, Inc., Class A (I)	196	16,139
Heartland Express, Inc.	18,384	390,660
Knight Transportation, Inc.	15,000	429,000
Landstar System, Inc.	6,547	428,174
Marten Transport, Ltd.	3,341	75,774
Old Dominion Freight Line, Inc. (I)	7,497	509,871
P.A.M. Transportation Services, Inc. (I)	1,319	79,892
Patriot Transportation Holding, Inc. (I)	22	567
Roadrunner Transportation Systems, Inc. (I)	903	22,458
Ryder Systems, Inc.	5,483	502,517
Saia, Inc. (I)	1,238	50,684
USA Truck, Inc. (I)	1,015	23,386
Werner Enterprises, Inc.	4,947	136,141
Trading companies and distributors 0.8%
Air Lease Corp.	7,257	273,081
Applied Industrial Technologies, Inc.	2,597	110,035
Beacon Roofing Supply, Inc. (I)	2,936	92,073
CAI International, Inc. (I)	3,300	71,346
GATX Corp.	8,684	483,786
Houston Wire & Cable Company	1,941	17,372
Kaman Corp.	1,616	68,454
Lawson Products, Inc. (I)	1,776	41,097
MRC Global, Inc. (I)	3,442	52,697
Rush Enterprises, Inc., Class A (I)	2,066	54,894
Rush Enterprises, Inc., Class B (I)	7,059	177,110
TAL International Group, Inc. (I)(L)	2,869	104,116
Titan Machinery, Inc. (I)(L)	2,247	35,705
Veritiv Corp. (I)	548	22,682
WESCO International, Inc. (I)	2,810	201,927
Willis Lease Finance Corp. (I)	281	5,142
Transportation infrastructure 0.0%
Wesco Aircraft Holdings, Inc. (I)	1,351	19,941

20SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Information technology 18.1%		$42,549,581
Communications equipment 1.9%
ADTRAN, Inc.	2,918	50,248
ARRIS Group, Inc. (I)	56,044	1,850,012
Aviat Networks, Inc. (I)	7,700	8,778
Bel Fuse, Inc., Class B	2,040	45,696
Black Box Corp.	1,623	32,557
Brocade Communications Systems, Inc.	55,700	688,731
Communications Systems, Inc.	1,201	13,643
Comtech Telecommunications Corp.	1,744	52,390
Digi International, Inc. (I)	4,754	47,350
EchoStar Corp., Class A (I)	3,914	196,091
Finisar Corp. (I)	22,249	487,253
Harris Corp.	748	59,257
NETGEAR, Inc. (I)	2,055	63,684
Oclaro, Inc. (I)	4,713	12,254
Optical Cable Corp.	100	395
Polycom, Inc. (I)	54,688	736,647
RELM Wireless Corp. (I)	877	4,867
TESSCO Technologies, Inc.	1,368	25,185
ViaSat, Inc. (I)	700	44,093
Westell Technologies, Inc., Class A (I)	7,150	7,365
Electronic equipment, instruments and components 3.5%
ADDvantage Technologies Group, Inc. (I)	471	1,107
Anixter International, Inc. (I)	853	58,004
Arrow Electronics, Inc. (I)	10,983	667,657
Avnet, Inc.	11,725	516,017
AVX Corp.	11,811	167,598
Belden, Inc.	5,695	480,772
Benchmark Electronics, Inc. (I)	4,167	96,841
Checkpoint Systems, Inc.	3,869	37,800
Cognex Corp. (I)	18,950	956,407
Coherent, Inc. (I)	1,475	91,804
CTS Corp.	3,537	66,672
Daktronics, Inc.	3,426	36,932
DTS, Inc. (I)	71	2,253
Electro Rent Corp.	3,795	38,975
Electro Scientific Industries, Inc.	2,403	13,144
Fabrinet (I)	607	11,035
FEI Company	8,164	666,182
IEC Electronics Corp. (I)	558	2,455
II-VI, Inc. (I)	2,439	45,536
Ingram Micro, Inc., Class A (I)	11,036	295,875
Insight Enterprises, Inc. (I)	3,585	105,148
IntriCon Corp. (I)	80	652
Itron, Inc. (I)	1,375	49,349
Jabil Circuit, Inc.	13,872	340,835
KEMET Corp. (I)	5,859	18,104
Key Tronic Corp. (I)	1,300	14,833
Kimball Electronics, Inc. (I)	2,786	43,406
Knowles Corp. (I)(L)	2,335	45,182
Mercury Systems, Inc. (I)	2,241	30,590
Multi-Fineline Electronix, Inc. (I)	3,338	83,650

SEE NOTES TO FUND'S INVESTMENTS21

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
NAPCO Security Technologies, Inc. (I)	868	$4,731
Newport Corp. (I)	3,364	63,546
OSI Systems, Inc. (I)	1,130	81,631
PAR Technology Corp. (I)	1,700	6,919
Park Electrochemical Corp.	1,480	31,790
PC Connection, Inc.	4,089	101,898
PCM, Inc. (I)	2,932	28,411
Planar Systems, Inc. (I)	1,700	7,361
Plexus Corp. (I)	1,684	76,588
Radisys Corp. (I)	3,312	9,605
Richardson Electronics, Ltd.	1,362	11,700
Rofin-Sinar Technologies, Inc. (I)	1,400	39,830
Rogers Corp. (I)	1,608	116,178
Sanmina Corp. (I)	7,556	163,663
ScanSource, Inc. (I)	8,305	323,065
SMTC Corp. (I)	363	635
SYNNEX Corp.	5,165	426,991
Tech Data Corp. (I)	10,252	647,106
TTM Technologies, Inc. (I)	7,033	69,486
Viasystems Group, Inc. (I)	2,572	46,990
Vicon Industries, Inc.	102	158
Vishay Intertechnology, Inc.	70,147	913,314
Vishay Precision Group, Inc. (I)	1,509	19,919
Internet software and services 1.2%
AOL, Inc. (I)	5,455	272,805
Bankrate, Inc. (I)	3,774	46,043
Blucora, Inc. (I)	6,665	105,707
comScore, Inc. (I)	15,980	904,148
Dealertrack Technologies, Inc. (I)	780	32,526
DHI Group, Inc. (I)	5,605	47,474
EarthLink Holdings Corp.	12,905	89,561
Internap Corp. (I)	6,681	65,073
IntraLinks Holdings, Inc. (I)	30,626	325,554
Limelight Networks, Inc. (I)	1,035	4,523
LogMeIn, Inc. (I)	10,245	650,250
Marchex, Inc., Class B	3,061	14,876
Monster Worldwide, Inc. (I)	4,505	27,345
RealNetworks, Inc. (I)	4,503	25,082
Reis, Inc.	300	6,516
SciQuest, Inc. (I)	10,195	155,576
support.com, Inc. (I)	4,301	6,193
TheStreet, Inc.	6,959	13,570
United Online, Inc. (I)	1,187	20,523
XO Group, Inc. (I)	3,587	58,253
IT services 3.6%
Acxiom Corp. (I)	6,543	108,418
CACI International, Inc., Class A (I)	7,822	669,720
Cardtronics, Inc. (I)	32,125	1,172,563
Ciber, Inc. (I)	13,088	43,976
Convergys Corp.	8,563	212,619
CoreLogic, Inc. (I)	4,247	165,548

22SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Information technology (continued)
IT services (continued)
CSG Systems International, Inc.	32,722	$1,020,599
Datalink Corp. (I)	2,397	22,148
DST Systems, Inc.	6,905	817,552
EPAM Systems, Inc. (I)	11,876	854,003
ExlService Holdings, Inc. (I)	1,718	61,676
Forrester Research, Inc.	18,870	641,769
Global Cash Access Holdings, Inc. (I)	1,470	11,363
Global Payments, Inc.	5,000	521,900
Jack Henry & Associates, Inc.	6,595	429,203
Luxoft Holding, Inc. (I)	8,704	465,925
ManTech International Corp., Class A	3,611	102,841
ModusLink Global Solutions, Inc. (I)	9,124	31,478
MoneyGram International, Inc. (I)	31,600	307,152
Perficient, Inc. (I)	28,874	546,296
StarTek, Inc. (I)	2,139	13,583
Sykes Enterprises, Inc. (I)	2,752	66,681
TeleTech Holdings, Inc.	1,073	27,276
The Hackett Group, Inc.	9,407	111,285
Semiconductors and semiconductor equipment 3.0%
Advanced Energy Industries, Inc. (I)	3,654	104,212
Alpha & Omega Semiconductor, Ltd. (I)	999	8,192
Amkor Technology, Inc. (I)	15,066	101,846
Axcelis Technologies, Inc. (I)	3,500	11,200
AXT, Inc. (I)	3,200	8,096
Brooks Automation, Inc.	6,288	70,677
Cabot Microelectronics Corp. (I)	8,315	383,987
Cascade Microtech, Inc. (I)	1,613	25,824
Cirrus Logic, Inc. (I)	3,559	134,352
Cohu, Inc.	3,324	44,575
Cree, Inc. (I)(L)	740	22,407
Diodes, Inc. (I)	2,824	74,780
DSP Group, Inc. (I)	4,257	47,593
Entegris, Inc. (I)	41,601	579,502
Fairchild Semiconductor International, Inc. (I)	32,357	644,551
First Solar, Inc. (I)	7,238	359,801
FormFactor, Inc. (I)	1,700	15,827
GSI Technology, Inc. (I)	2,286	11,544
Integrated Silicon Solution, Inc.	3,214	65,951
Intersil Corp., Class A	40,789	550,652
IXYS Corp.	2,660	32,425
Kulicke & Soffa Industries, Inc. (I)	5,373	71,246
Lattice Semiconductor Corp. (I)	10,043	62,869
Marvell Technology Group, Ltd.	35,778	500,534
MaxLinear, Inc., Class A (I)	476	4,770
Microsemi Corp. (I)	19,420	706,694
MKS Instruments, Inc.	4,675	176,294
NeoPhotonics Corp. (I)	1,108	9,196
ON Semiconductor Corp. (I)	9,167	121,554
Pericom Semiconductor Corp.	5,042	66,000
Photronics, Inc. (I)	11,375	114,774
PMC-Sierra, Inc. (I)	12,080	109,686

SEE NOTES TO FUND'S INVESTMENTS23

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Power Integrations, Inc.	19,781	$1,004,084
Qorvo, Inc. (I)	5,472	449,525
Rudolph Technologies, Inc. (I)	4,412	56,209
Sigma Designs, Inc. (I)	4,474	38,342
Silicon Laboratories, Inc. (I)	1,469	81,441
Teradyne, Inc.	16,100	340,515
Ultra Clean Holdings, Inc. (I)	429	2,776
Software 3.9%
Aspen Technology, Inc. (I)	23,455	1,003,874
Blackbaud, Inc.	24,315	1,246,387
Bottomline Technologies, Inc. (I)	28,943	762,069
Cadence Design Systems, Inc. (I)	26,419	522,832
EnerNOC, Inc. (I)	1,705	16,402
Epiq Systems, Inc.	3,144	52,725
ePlus, Inc. (I)	1,390	107,934
GSE Systems, Inc. (I)	2,016	3,326
Interactive Intelligence Group, Inc. (I)	12,420	536,917
Mentor Graphics Corp.	8,174	213,423
MicroStrategy, Inc., Class A (I)	3,233	568,943
Progress Software Corp. (I)	2,818	74,198
Rovi Corp. (I)	56,121	940,588
Seachange International, Inc. (I)	4,794	32,407
SS&C Technologies Holdings, Inc.	21,766	1,282,670
Take-Two Interactive Software, Inc. (I)	5,907	161,675
Tyler Technologies, Inc. (I)	8,906	1,081,901
Verint Systems, Inc. (I)	7,670	496,019
Zynga, Inc., Class A (I)	10,362	30,568
Technology hardware, storage and peripherals 1.0%
Avid Technology, Inc. (I)	5,478	97,563
Concurrent Computer Corp.	526	3,245
Cray, Inc. (I)	17,933	548,391
Electronics For Imaging, Inc. (I)	17,264	746,323
Hutchinson Technology, Inc. (I)	3,000	6,270
Imation Corp. (I)	7,779	36,017
Intevac, Inc. (I)	3,303	17,968
Lexmark International, Inc., Class A	5,274	242,499
QLogic Corp. (I)	3,484	54,072
Super Micro Computer, Inc. (I)	16,374	547,874
Materials 6.6%		15,457,370
Chemicals 2.4%
A. Schulman, Inc.	2,806	120,013
Airgas, Inc.	466	47,504
Axiall Corp.	5,946	224,224
Balchem Corp.	13,368	754,757
Cabot Corp.	4,242	175,916
Calgon Carbon Corp.	3,288	68,259
Chase Corp.	1,432	58,325
Chemtura Corp. (I)	15,321	425,311
Cytec Industries, Inc.	2,824	170,824
Flotek Industries, Inc. (I)	15,350	176,372

24SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Materials (continued)
Chemicals (continued)
FutureFuel Corp.	1,746	$20,952
Hawkins, Inc.	314	12,799
HB Fuller Company	3,415	143,806
Huntsman Corp.	5,560	124,766
Innophos Holdings, Inc.	1,265	65,919
Innospec, Inc.	1,282	54,972
Intrepid Potash, Inc. (I)	384	4,462
KMG Chemicals, Inc.	709	21,064
Kraton Performance Polymers, Inc. (I)	34,564	820,895
Kronos Worldwide, Inc.	177	2,159
LSB Industries, Inc. (I)	655	27,857
Minerals Technologies, Inc.	10,288	692,485
Olin Corp.	6,768	197,896
OM Group, Inc.	2,945	78,160
OMNOVA Solutions, Inc. (I)	2,908	21,839
PolyOne Corp.	11,709	455,363
Sensient Technologies Corp.	7,373	499,152
Stepan Company	31	1,595
Trecora Resources (I)	745	10,236
Tredegar Corp.	128	2,541
Tronox, Ltd., Class A	4,271	72,009
Construction materials 0.2%
Eagle Materials, Inc.	5,300	442,444
United States Lime & Minerals, Inc.	169	10,037
Containers and packaging 1.8%
Bemis Company, Inc.	6,869	315,562
Graphic Packaging Holding Company	48,546	691,295
Greif, Inc., Class A	1,392	53,160
MeadWestvaco Corp.	12,249	619,064
Myers Industries, Inc.	3,950	68,296
Owens-Illinois, Inc. (I)	62,573	1,495,495
Rock-Tenn Company, Class A	9,600	625,344
Sonoco Products Company	6,439	289,884
Metals and mining 1.3%
Allegheny Technologies, Inc.	407	13,228
AM Castle & Company (I)(L)	3,851	23,106
Ampco-Pittsburgh Corp.	1,873	30,905
Carpenter Technology Corp.	204	8,331
Century Aluminum Company (I)	4,950	55,341
Coeur Mining, Inc. (I)	10,706	58,348
Commercial Metals Company	8,322	133,735
Friedman Industries, Inc.	1,405	9,414
Haynes International, Inc.	8,431	397,522
Hecla Mining Company (I)	2,428	7,551
Kaiser Aluminum Corp.	1,755	142,383
Materion Corp.	1,743	64,822
Noranda Aluminum Holding Corp.	2,332	4,104
Olympic Steel, Inc.	2,178	38,202
Reliance Steel & Aluminum Company	6,607	421,527
RTI International Metals, Inc. (I)	2,900	102,283
Schnitzer Steel Industries, Inc., Class A	1,338	23,964

SEE NOTES TO FUND'S INVESTMENTS25

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Shares	Value
Materials (continued)
Metals and mining (continued)
Steel Dynamics, Inc.	14,342	$312,799
SunCoke Energy, Inc.	4,139	67,300
Synalloy Corp.	380	5,502
TimkenSteel Corp.	882	26,240
United States Steel Corp. (L)	10,162	247,953
Universal Stainless & Alloy Products, Inc. (I)	1,778	32,093
Worthington Industries, Inc.	29,900	813,579
Paper and forest products 0.9%
Boise Cascade Company (I)	1,639	58,086
Clearwater Paper Corp. (I)	1,598	95,896
Domtar Corp.	18,856	814,956
KapStone Paper and Packaging Corp.	29,786	802,733
Mercer International, Inc. (I)	6,255	88,696
Neenah Paper, Inc.	3,100	186,899
PH Glatfelter Company	3,797	89,192
Resolute Forest Products, Inc. (I)	4,257	50,871
Schweitzer-Mauduit International, Inc.	1,655	66,796
Telecommunication services 0.7%		1,737,880
Diversified telecommunication services 0.5%
Atlantic Tele-Network, Inc.	749	50,220
Frontier Communications Corp.	69,322	357,008
General Communication, Inc., Class A (I)	4,737	76,124
Hawaiian Telcom Holdco, Inc. (I)	53	1,341
Iridium Communications, Inc. (I)(L)	58,320	603,612
Lumos Networks Corp.	879	12,543
Premiere Global Services, Inc. (I)	5,324	53,772
Vonage Holdings Corp. (I)	9,287	43,277
Windstream Holdings, Inc. (I)(L)	2,254	18,336
Wireless telecommunication services 0.2%
Boingo Wireless, Inc. (I)	1,938	17,423
Leap Wireless International, Inc. (I)	3,505	8,833
Shenandoah Telecommunications Company	2,436	76,563
Spok Holdings, Inc.	3,600	62,460
Telephone & Data Systems, Inc.	9,751	289,507
United States Cellular Corp. (I)	1,710	66,861
Utilities 0.4%		861,566
Gas utilities 0.3%
UGI Corp.	19,140	715,836
Independent power and renewable electricity producers 0.1%
Calpine Corp. (I)	2,119	42,592
Ormat Technologies, Inc. (L)	2,376	88,150
Water utilities 0.0%
Consolidated Water Company, Ltd. (L)	1,250	14,988
Investment companies 0.4%		$895,400
(Cost $835,999)
Financials 0.4%		895,400
iShares Russell 2000 Value Index Fund	8,800	895,400

26SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund (formerly Small Cap Opportunities Fund)

	Yield (%)		Shares	Value
Securities lending collateral 2.1%				$4,923,739
(Cost $4,923,672)
John Hancock Collateral Trust (W)	0.1434(Y	)	492,118	4,923,739
Short-term investments 1.0%				$2,345,392
(Cost $2,345,392)
Money market funds 1.0%				2,345,392
State Street Institutional Liquid Reserves Fund	0.0993(Y	)	755,412	755,412
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	1,562,174	1,562,174
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	27,806	27,806
Total investments (Cost $194,414,754)† 101.9%				$239,407,064
Other assets and liabilities, net (1.9%)				($4,395,140)
Total net assets 100.0%				$235,011,924

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $4,776,695.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $195,048,951. Net unrealized appreciation aggregated $44,358,113, of which $54,993,559 related to appreciated investment securities and $10,635,446 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS27

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$29,327,388	$29,327,388	—	—
Consumer staples	5,584,538	5,584,538	—	—
Energy	12,905,407	12,905,407	—	—
Financials	55,602,862	55,602,862	—	—
Health care	26,293,026	26,287,404	—	$5,622
Industrials	40,922,915	40,922,915	—	—
Information technology	42,549,581	42,549,581	—	—
Materials	15,457,370	15,457,370	—	—
Telecommunication services	1,737,880	1,729,047	—	8,833
Utilities	861,566	861,566	—	—
Investment companies	895,400	895,400	—	—
Securities lending collateral	4,923,739	4,923,739	—	—
Short-term investments	2,345,392	2,345,392	—	—
Total investments in securities	$239,407,064	$239,392,609	—	$14,455

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

28

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	452Q3	05/15
This report is for the information of the shareholders of John Hancock New Opportunities Fund.		7/15

John Hancock

Floating Rate Income Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Floating Rate Income Fund

As of 5-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Term loans (M) 87.5%					$2,774,569,186
(Cost $2,871,801,863)
Consumer discretionary 27.7%					877,138,453
Auto components 0.8%
CS Intermediate Holdco 2 LLC	4.000		04-04-21	12,034,921	12,049,964
INA Beteiligungsgesellschaft MBH	4.250		05-15-20	13,955,000	14,021,747
Automobiles 0.5%
Chrysler Group LLC	3.500		05-24-17	5,304,319	5,310,949
FCA US LLC	3.250		12-31-18	9,563,400	9,567,388
Diversified consumer services 3.2%
Ascent Capital Group, Inc.	4.500		04-02-22	11,696,734	11,745,475
BakerCorp International, Inc.	4.250		02-14-20	19,470,788	18,740,633
Laureate Education, Inc.	5.000		06-15-18	31,892,442	30,417,416
Monitronics International, Inc.	4.250		03-23-18	6,251,315	6,256,003
SRS Distribution, Inc.	4.750		09-02-19	7,635,272	7,625,728
The ServiceMaster Company LLC	4.250		07-01-21	23,730,800	23,777,407
WASH Multifamily Laundry Systems LLC (T)	TBD		04-21-22	1,450,000	1,468,125
WASH Multifamily Laundry Systems LLC (T)	TBD		04-21-23	830,000	832,075
Hotels, restaurants and leisure 8.6%
Aristocrat International Pty, Ltd.	4.750		10-20-21	23,249,769	23,403,799
BC Unlimited Liability Company	3.750		12-10-21	15,555,672	15,665,853
Boyd Gaming Corp.	4.000		08-14-20	5,948,056	5,967,880
Caesars Entertainment Resort Properties LLC	7.000		10-11-20	17,814,500	17,113,054
Caesars Growth Properties Holdings LLC	6.250		05-08-21	14,351,550	12,844,637
CCM Merger, Inc.	4.500		08-08-21	18,697,781	18,791,270
CityCenter Holdings LLC	4.250		10-16-20	12,528,878	12,560,201
Equinox Holdings, Inc.	5.000		01-31-20	19,105,781	19,201,310
Equinox Holdings, Inc.	9.750		07-31-20	8,520,000	8,647,800
Fitness International LLC	5.500		07-01-20	18,887,275	18,462,311
Four Seasons Holdings, Inc.	3.500		06-27-20	9,762,364	9,786,770
Hilton Worldwide Finance LLC	3.500		10-26-20	16,912,477	16,933,618
La Quinta Intermediate Holdings LLC	4.000		04-14-21	11,035,813	11,053,062
Landry's, Inc.	4.000		04-24-18	16,770,638	16,823,047
MGM Resorts International	3.500		12-20-19	14,698,909	14,680,536
Mohegan Tribal Gaming Authority	5.500		11-19-19	20,629,244	20,567,357
Norwegian Cruise Line Holdings, Ltd.	4.000		10-19-21	5,456,325	5,483,607
QCE LLC	15.000		07-01-19	6,898,787	2,242,106
Station Casinos LLC	4.250		03-02-20	9,889,698	9,915,965
World Endurance Holdings	5.250		06-26-21	11,086,847	11,086,847
Household durables 0.5%
Libbey Glass, Inc.	3.750		04-09-21	5,716,800	5,713,227
Polarpak, Inc.	4.500		06-07-20	4,139,415	4,134,240
WNA Holdings, Inc.	4.500		06-07-20	1,901,060	1,898,683
WNA Holdings, Inc.	8.500		12-07-20	5,490,000	5,421,375
Leisure products 0.3%
Eastman Kodak Company	7.250		09-03-19	8,988,076	9,010,546
Media 6.9%
Acosta Holdco, Inc.	4.250		09-26-21	2,322,500	2,329,135
Advantage Sales & Marketing, Inc.	4.250		07-23-21	8,945,296	8,935,975
Altice Financing SA	5.250		02-04-22	8,700,000	8,765,250
AP NMT Acquisition BV	10.000		08-13-22	3,185,000	3,153,150

2SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Checkout Holding Corp.	4.500		04-09-21	8,922,575	$8,041,471
Crossmark Holdings, Inc.	4.500		12-20-19	9,070,074	8,537,207
CSC Holdings LLC	2.685		04-17-20	9,271,485	9,209,190
iHeartCommunications, Inc.	6.935		01-30-19	12,950,000	12,115,191
Interactive Data Corp.	4.750		05-02-21	12,804,322	12,845,936
MGOC, Inc.	4.250		07-31-20	7,228,148	7,262,482
NEP Broadcasting LLC	4.250		01-22-20	26,293,011	26,049,800
Numericable US LLC	4.500		05-21-20	20,085,859	20,149,772
RentPath, Inc.	6.250		12-17-21	7,980,000	8,049,825
TWCC Holding Corp.	3.500		02-13-17	10,000,751	9,978,250
Univision Communications, Inc.	4.000		03-01-20	39,744,220	39,663,807
UPC Financing Partnership	3.250		06-30-21	11,591,186	11,539,443
Virgin Media Investment Holdings, Ltd.	3.500		06-07-20	14,149,846	14,114,471
Visant Corp.	7.000		09-23-21	7,123,743	7,049,534
William Morris Endeavor Entertainment LLC	5.250		05-06-21	2,079,463	2,076,343
Multiline retail 0.8%
Dollar Tree, Inc.	4.250		03-09-22	21,780,000	21,967,047
Neiman Marcus Group, Ltd. LLC	4.250		10-25-20	3,473,618	3,476,150
Specialty retail 5.9%
Allflex Holdings III, Inc.	4.250		07-17-20	7,338,051	7,357,922
Allflex Holdings III, Inc.	8.000		07-19-21	14,480,000	14,527,060
Bass Pro Group LLC (T)	TBD		06-07-20	3,111,675	3,103,896
Bass Pro Group LLC	3.750		11-20-19	4,907,842	4,917,658
CWGS Group LLC (T)	TBD		02-20-20	2,570,000	2,563,575
CWGS Group LLC	5.750		02-20-20	29,608,209	29,811,766
J Crew Group, Inc.	4.000		03-05-21	19,643,395	17,861,464
Michaels Stores, Inc.	3.750		01-28-20	13,398,911	13,409,375
Michaels Stores, Inc.	4.000		01-28-20	2,765,105	2,774,705
Party City Holdings, Inc.	4.000		07-27-19	26,481,555	26,509,917
Petco Animal Supplies, Inc.	4.000		11-24-17	10,650,395	10,667,510
PetSmart, Inc.	4.250		03-11-22	21,560,000	21,628,863
Staples, Inc. (T)	TBD		04-07-21	9,190,000	9,198,041
The Gymboree Corp.	5.000		02-23-18	16,229,771	12,334,626
TOMS Shoes LLC	6.500		10-28-20	9,360,000	8,654,097
Textiles, apparel and luxury goods 0.2%
Kate Spade & Company	4.000		04-09-21	7,304,800	7,286,538
Consumer staples 6.3%					200,984,507
Food and staples retailing 2.6%
AdvancePierre Foods, Inc.	5.750		07-10-17	3,619,494	3,639,101
AdvancePierre Foods, Inc.	9.500		10-10-17	18,180,000	18,316,350
Aramark Services, Inc.	1.838		07-26-16	340,114	338,413
Aramark Services, Inc.	3.250		02-24-21	13,498,343	13,498,343
CSM Bakery Solutions LLC	5.000		07-03-20	20,829,283	20,824,075
CSM Bakery Solutions LLC	8.750		07-03-21	17,920,000	16,934,400
Hearthside Group Holdings LLC	4.500		06-02-21	7,639,738	7,649,096
Food products 2.6%
Candy Intermediate Holdings, Inc.	7.500		06-18-18	23,336,846	23,366,017
Dole Food Company, Inc.	4.500		11-01-18	10,145,973	10,190,362
HJ Heinz Company	3.000		06-07-19	1,133,686	1,133,686
HJ Heinz Company	3.250		06-05-20	5,269,211	5,269,211

SEE NOTES TO FUND'S INVESTMENTS3

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Old HB, Inc.	6.750		04-09-20	11,440,532	$11,669,343
Shearer's Foods LLC	4.500		06-30-21	5,880,450	5,887,801
Shearer's Foods LLC	7.750		06-30-22	6,860,000	6,791,400
The Brickman Group, Ltd. LLC	4.000		12-18-20	19,662,708	19,638,130
Household products 1.1%
Anchor Hocking LLC (H)	5.625		05-21-20	17,403,642	6,613,384
Anchor Hocking LLC	10.000		06-22-15	3,515,720	3,480,563
The Sun Products Corp.	5.500		03-23-20	26,292,585	25,744,832
Energy 10.5%					332,097,178
Energy equipment and services 2.3%
Expro Finservices Sarl	5.750		09-02-21	27,422,200	23,971,582
KCA DEUTAG Alpha, Ltd.	6.250		05-13-20	20,088,200	17,652,506
Pacific Drilling SA	4.500		06-03-18	20,227,274	17,479,743
Paragon Offshore Finance Company	3.750		07-18-21	16,041,390	12,371,922
Independent power and renewable electricity producers 0.2%
Terra-Gen Finance Company LLC	5.250		12-09-21	6,361,566	6,377,470
Oil, gas and consumable fuels 8.0%
Alpha Natural Resources, Inc.	3.500		05-22-20	26,472,173	17,714,305
Arch Coal, Inc.	6.250		05-16-18	25,868,041	18,183,086
Bowie Resource Holdings LLC	6.750		08-14-20	17,604,605	16,900,421
Bowie Resource Holdings LLC	11.750		02-16-21	4,595,000	4,411,200
EP Energy LLC	3.500		05-24-18	11,666,667	11,564,583
Foresight Energy LLC	5.500		08-19-20	10,148,350	10,059,552
FTS International, Inc.	5.750		04-16-21	6,137,273	5,106,720
HFOTCO LLC	4.250		08-19-21	16,885,150	16,463,021
Key Energy Services, Inc. (T)	TBD		05-28-20	5,150,000	4,995,500
Magnum Hunter Resources Corp.	8.500		10-22-19	9,804,730	9,780,218
Murray Energy Corp.	7.000		04-07-17	7,870,000	7,879,838
Murray Energy Corp.	7.500		03-19-21	36,710,000	35,645,410
Oxbow Carbon & Minerals LLC	8.000		01-17-20	9,010,000	8,514,450
Panda Temple Power II LLC	7.250		04-03-19	6,500,970	6,370,951
Panda Temple Power LLC	7.250		03-04-22	17,580,000	17,316,300
Quicksilver Resources, Inc. (H)	7.000		06-21-19	25,047,929	16,469,013
RGL Reservoir Operations, Inc.	6.000		08-14-21	10,706,200	6,865,351
Samson Investment Company	5.000		09-25-18	23,550,000	11,461,008
Southcross Energy Partners LP	5.250		08-04-21	2,675,596	2,658,873
TPF II Power LLC	5.500		10-02-21	17,921,950	18,172,857
Westmoreland Coal Company	7.500		12-16-20	7,730,625	7,711,298
Financials 4.7%					149,193,687
Banks 0.5%
Flying Fortress, Inc.	3.500		04-30-20	17,309,166	17,336,220
Capital markets 2.0%
BATS Global Markets Holdings, Inc.	5.750		01-31-20	2,243,738	2,243,738
CEC Entertainment, Inc.	4.000		02-14-21	19,820,601	19,605,884
Gardner Denver, Inc.	4.250		07-30-20	15,164,387	14,790,964
Gimv NV	4.250		05-08-20	8,572,839	8,575,522
Infinity Acquisition LLC	4.000		08-06-21	4,616,800	4,587,945
MediArena Acquisition BV	6.750		08-13-21	12,984,750	12,887,364

4SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services 0.9%
Delos Finance Sarl	3.500		03-06-21	11,770,000	$11,772,448
McGraw-Hill Global Education Holdings LLC	4.750		03-22-19	13,524,901	13,609,431
PGX Holdings, Inc.	6.250		09-29-20	2,277,461	2,286,001
Real estate investment trusts 0.5%
Lineage Logistics LLC	4.500		04-07-21	16,899,774	16,561,779
Real estate management and development 0.8%
Realogy Group LLC	2.262		10-10-16	1,013,193	1,003,062
Realogy Group LLC	3.750		03-05-20	23,925,840	23,933,329
Health care 9.2%					290,820,969
Health care equipment and supplies 2.1%
Air Medical Group Holdings, Inc.	4.500		04-06-22	15,560,000	15,504,435
Biomet, Inc.	3.685		07-25-17	7,299,632	7,293,143
ConvaTec, Inc.	4.000		12-22-16	11,590,929	11,581,273
Curo Health Services Holdings, Inc.	6.500		02-07-22	15,670,000	15,709,175
DJO Finco, Inc.	4.250		04-21-20	10,170,000	10,182,713
Sterigenics-Nordion Holdings LLC	4.250		05-15-22	5,230,000	5,243,075
Health care providers and services 3.7%
Acadia Healthcare Company, Inc.	4.250		02-11-22	7,172,025	7,228,806
Amsurg Corp.	3.750		07-16-21	4,420,640	4,430,312
Catalent Pharma Solutions, Inc.	4.250		05-20-21	11,660,578	11,699,443
DaVita HealthCare Partners, Inc.	3.500		06-24-21	7,334,898	7,350,177
Envision Healthcare Corp.	4.000		05-25-18	19,963,030	19,983,832
MPH Acquisition Holdings LLC	3.750		03-31-21	18,506,839	18,463,885
Physiotherapy Associates Holdings, Inc.	11.000		01-02-17	11,823,774	11,720,316
Radnet Management, Inc.	4.283		10-10-18	15,749,096	15,749,096
Radnet Management, Inc.	8.000		03-25-21	20,030,000	19,804,663
Pharmaceuticals 3.4%
Akorn, Inc.	4.500		04-16-21	15,615,889	15,664,689
JLL/Delta Dutch Newco BV	4.250		03-11-21	27,162,859	27,065,861
Par Pharmaceutical Companies, Inc.	4.000		09-30-19	20,590,852	20,631,292
Par Pharmaceutical Companies, Inc.	4.250		09-30-19	3,960,075	3,966,676
Pharmaceutical Product Development, Inc.	4.000		12-05-18	18,246,891	18,282,728
Valeant Pharmaceuticals International, Inc.	4.000		04-01-22	23,210,000	23,265,379
Industrials 12.3%					389,381,690
Aerospace and defense 1.1%
Accudyne Industries Borrower SCA	4.000		12-13-19	5,339,379	5,177,532
WP CPP Holdings LLC	4.750		12-28-19	18,774,055	18,839,764
WP CPP Holdings LLC	8.750		04-30-21	11,130,000	11,116,088
Aerospace and defense 0.5%
B/E Aerospace, Inc.	4.000		12-16-21	7,221,900	7,288,703
DAE Aviation Holdings, Inc.	7.750		08-05-19	9,660,000	9,762,638
Air freight and logistics 0.8%
Syncreon Group BV	5.250		10-28-20	26,977,620	24,144,969
Airlines 2.0%
American Airlines, Inc. (T)	TBD		06-26-20	24,586,904	24,557,399
Delta Air Lines, Inc.	3.250		04-20-17	16,686,239	16,665,381
United Airlines, Inc.	3.500		04-01-19	6,193,748	6,190,651
US Airways, Inc.	3.500		05-23-19	15,699,739	15,673,567

SEE NOTES TO FUND'S INVESTMENTS5

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.7%
GYP Holdings III Corp.	4.750		04-01-21	14,108,700	$13,685,439
PGT, Inc.	5.250		09-22-21	8,119,200	8,146,261
Commercial services and supplies 1.4%
Access CIG LLC	6.000		10-18-21	6,746,025	6,754,458
ADS Waste Holdings, Inc.	3.750		10-09-19	9,985,238	9,942,800
Language Line LLC	6.250		06-20-16	9,325,234	9,301,921
Nord Anglia Education Finance LLC	4.500		03-31-21	4,428,816	4,439,888
Waste Industries USA, Inc.	4.250		02-27-20	15,000,000	15,103,125
Construction and engineering 0.2%
LS Newco Pty, Ltd. (T)	TBD		05-21-22	5,970,000	5,999,850
Electrical equipment 0.6%
Generac Power Systems, Inc.	3.250		05-31-20	16,968,658	16,934,721
Southwire Company	3.250		02-10-21	3,074,483	3,070,640
Machinery 2.1%
CPM Holdings, Inc.	6.000		04-11-22	2,850,000	2,850,000
Gates Global LLC	4.250		07-05-21	10,497,250	10,439,841
Intelligrated, Inc.	4.503		07-30-18	12,183,449	12,188,530
Mirror BidCo Corp.	4.250		12-28-19	19,074,321	19,050,478
Phibro Animal Health Corp.	4.000		04-16-21	16,415,613	16,374,574
Xerium Technologies, Inc.	5.750		05-17-19	4,388,967	4,432,856
Professional services 0.4%
TransUnion LLC (T)	TBD		04-09-21	5,750,000	5,742,813
TransUnion LLC	4.000		04-09-21	7,880,400	7,867,263
Road and rail 0.5%
The Hertz Corp.	3.500		03-11-18	15,309,661	15,252,249
Trading companies and distributors 0.6%
American Builders & Contractors Supply Company, Inc.	3.500		04-16-20	19,239,445	19,223,418
Transportation infrastructure 1.4%
Atlantic Aviation FBO, Inc.	3.250		06-01-20	7,254,987	7,225,517
Commercial Barge Line Company	7.500		09-23-19	23,169,656	23,169,656
Commercial Barge Line Company	10.750		03-22-20	12,580,000	12,768,700
Information technology 3.8%					119,625,906
Communications equipment 0.1%
CommScope, Inc. (T)	TBD		05-21-22	2,390,000	2,392,988
Electronic equipment, instruments and components 0.4%
Ellucian, Inc.	4.000		07-19-18	7,830,498	7,838,329
Zebra Technologies Corp.	4.750		10-27-21	5,772,182	5,837,119
Software 2.3%
Activision Blizzard, Inc.	3.250		10-12-20	6,736,200	6,762,512
First Data Corp.	3.685		03-24-18	19,705,507	19,686,156
First Data Corp.	3.685		09-24-18	8,500,000	8,492,036
First Data Corp.	4.185		03-24-21	2,840,000	2,848,875
Kronos, Inc.	4.500		10-30-19	15,024,060	15,072,888
Kronos, Inc.	9.750		04-30-20	18,117,439	18,674,550
Technology hardware, storage and peripherals 1.0%
CompuCom Systems, Inc.	4.250		05-11-20	34,292,319	32,020,453

6SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials 5.3%					$168,908,744
Chemicals 0.5%
Eco Services Operations LLC	4.750		12-04-21	3,850,350	3,840,724
Minerals Technologies, Inc.	4.000		05-07-21	13,282,900	13,299,504
Construction materials 0.0%
Roofing Supply Group LLC	5.000		05-31-19	7,942	7,942
Containers and packaging 2.4%
Anchor Glass Container Corp.	4.290		06-30-21	6,817,761	6,838,146
BWAY Holding Company	5.500		08-14-20	22,937,791	23,052,480
Consolidated Container Company LLC	5.000		07-03-19	8,791,668	8,742,215
Consolidated Container Company LLC	7.750		01-03-20	7,400,000	6,882,000
Hilex Poly Company LLC	6.000		12-05-21	12,827,850	12,936,091
Hilex Poly Company LLC	9.750		05-22-22	10,190,000	10,202,738
Printpack Holdings, Inc.	6.000		05-28-20	7,552,925	7,505,719
Metals and mining 1.1%
Atlas Iron, Ltd.	8.750		12-10-17	19,314,221	8,305,115
Essar Steel Algoma, Inc.	7.500		08-09-19	8,014,725	7,239,966
Fairmount Santrol, Ltd.	4.500		09-05-19	1,683,396	1,618,586
FMG Resources August 2006 Pty, Ltd.	3.750		06-30-19	20,147,874	18,222,624
Paper and forest products 1.3%
Coveris Holdings SA	4.500		05-08-19	5,497,351	5,508,785
NewPage Corp.	9.500		02-11-21	32,189,320	27,702,933
Wausau Paper Corp.	6.500		07-30-20	6,990,244	7,003,176
Telecommunication services 2.7%					86,020,221
Diversified telecommunication services 1.9%
Communications Sales & Leasing, Inc.	5.000		10-24-22	15,440,000	15,385,960
Intelsat Jackson Holdings SA	3.750		06-30-19	18,632,723	18,558,193
Level 3 Financing, Inc.	3.500		05-31-22	4,910,000	4,889,133
Level 3 Financing, Inc.	4.000		01-15-20	8,050,000	8,044,969
Telesat Canada	3.500		03-28-19	12,602,664	12,586,910
Wireless telecommunication services 0.8%
Ziggo BV	3.500		01-15-22	26,658,357	26,555,056
Utilities 5.0%					160,397,831
Electric utilities 3.4%
Chief Power Finance LLC	5.750		12-31-20	16,448,775	16,654,385
Energy Future Intermediate Holding Company LLC	4.250		06-19-16	14,180,204	14,239,293
ExGen Texas Power LLC	5.750		09-16-21	17,596,636	17,647,966
Green Energy Partners	6.500		11-13-21	6,405,000	6,473,053
La Frontera Generation LLC	4.500		09-30-20	9,271,836	9,276,472
Moxie Patriot LLC	6.750		12-19-20	9,090,000	9,090,000
Star West Generation LLC	4.250		03-13-20	15,116,554	15,135,450
Texas Competitive Electric Holdings Company LLC (H)	4.662		10-10-17	32,644,306	20,231,309
Independent power and renewable electricity producers 1.6%
Atlantic Power LP	4.750		02-24-21	8,521,408	8,542,712
EFS Cogen Holdings I LLC	3.750		12-17-20	7,083,782	7,095,591
Empire Generating Company LLC	5.250		03-12-21	18,807,019	18,744,231
STS Operating, Inc.	4.753		02-12-21	7,840,800	7,801,596
Windsor Financing LLC	6.250		12-05-17	9,418,679	9,465,773

SEE NOTES TO FUND'S INVESTMENTS7

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 10.3%					$326,250,400
(Cost $343,283,989)
Consumer discretionary 0.6%					19,196,401
Hotels, restaurants and leisure 0.4%
Caesars Entertainment Resort Properties LLC	11.000		10-01-21	3,600,000	3,354,480
New Red Finance, Inc. (S)	4.625		01-15-22	10,097,000	10,109,621
Media 0.2%
Altice Financing SA (S)	6.625		02-15-23	4,260,000	4,414,425
Numericable Group SA (S)	6.250		05-15-24	1,300,000	1,317,875
Consumer staples 0.7%					22,894,975
Food and staples retailing 0.2%
Beverages & More, Inc. (S)	10.000		11-15-18	2,470,000	2,470,000
Simmons Foods, Inc. (S)	7.875		10-01-21	5,890,000	5,521,875
Tobacco 0.5%
Alliance One International, Inc.	9.875		07-15-21	17,130,000	14,903,100
Energy 2.4%					74,428,346
Energy equipment and services 0.8%
Hercules Offshore, Inc. (S)	6.750		04-01-22	9,410,000	2,846,525
Hercules Offshore, Inc. (S)	7.500		10-01-21	3,010,000	993,300
Parker Drilling Company	6.750		07-15-22	1,780,000	1,544,150
Teine Energy, Ltd. (S)	6.875		09-30-22	16,140,000	15,857,550
TerraForm Power Operating LLC (S)	5.875		02-01-23	4,240,000	4,377,800
Oil, gas and consumable fuels 1.6%
Comstock Resources, Inc. (S)	10.000		03-15-20	10,430,000	9,980,206
Crestwood Midstream Partners LP	6.000		12-15-20	1,884,000	1,973,490
Crestwood Midstream Partners LP	6.125		03-01-22	1,580,000	1,649,125
EXCO Resources, Inc.	7.500		09-15-18	3,270,000	2,248,125
FTS International, Inc. (P)(S)	7.808		06-15-20	5,620,000	5,648,100
Gulfport Energy Corp.	7.750		11-01-20	3,140,000	3,320,550
Halcon Resources Corp. (S)	8.625		02-01-20	5,490,000	5,572,350
Magnum Hunter Resources Corp.	9.750		05-15-20	3,400,000	2,932,500
QEP Resources, Inc.	6.875		03-01-21	1,240,000	1,323,700
Samson Investment Company	9.750		02-15-20	1,570,000	129,525
Sanchez Energy Corp. (L)	6.125		01-15-23	11,989,000	11,389,550
Sanchez Energy Corp. (L)	7.750		06-15-21	2,590,000	2,641,800
Financials 1.7%					52,587,965
Banks 0.2%
CIT Group, Inc.	5.000		08-15-22	1,960,000	2,013,900
CIT Group, Inc.	5.000		08-01-23	3,200,000	3,275,840
Consumer finance 0.4%
Navient Corp.	5.000		10-26-20	3,970,000	3,960,075
Navient Corp.	8.000		03-25-20	8,180,000	9,222,950
Diversified financial services 0.4%
Globe Luxembourg SCA (S)	9.625		05-01-18	11,740,000	11,387,800
Real estate management and development 0.4%
CTR Partnership LP	5.875		06-01-21	2,100,000	2,157,750
The Howard Hughes Corp. (S)	6.875		10-01-21	9,940,000	10,437,000
Thrifts and mortgage finance 0.3%
Quicken Loans, Inc. (S)	5.750		05-01-25	10,120,000	10,132,650

8SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care 1.1%					$34,768,326
Health care equipment and supplies 0.5%
DJO Finance LLC (S)	10.750		04-15-20	2,661,000	2,767,440
DJO Finco, Inc. (S)	8.125		06-15-21	5,300,000	5,459,000
Universal Hospital Services, Inc.	7.625		08-15-20	8,209,000	7,603,586
Health care providers and services 0.6%
Fresenius Medical Care US Finance II, Inc. (S)	4.750		10-15-24	3,120,000	3,166,800
Fresenius Medical Care US Finance, Inc. (S)	5.750		02-15-21	1,080,000	1,166,400
Fresenius Medical Care US Finance, Inc. (S)	6.500		09-15-18	1,440,000	1,598,400
HCA, Inc.	5.375		02-01-25	9,590,000	9,877,700
HCA, Inc.	5.875		03-15-22	2,800,000	3,129,000
Industrials 1.2%					39,145,138
Building products 0.0%
Griffon Corp.	5.250		03-01-22	1,230,000	1,236,150
Marine 0.3%
Navios Maritime Acquisition Corp. (S)	8.125		11-15-21	9,550,000	9,717,125
Trading companies and distributors 0.7%
United Rentals North America, Inc.	4.625		07-15-23	14,920,000	14,920,000
United Rentals North America, Inc.	5.750		11-15-24	5,050,000	5,132,063
United Rentals North America, Inc.	7.375		05-15-20	1,000,000	1,077,500
Transportation infrastructure 0.2%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	7,080,000	7,062,300
Information technology 0.3%					10,398,662
Software 0.3%
First Data Corp. (S)	6.750		11-01-20	5,591,000	5,968,393
First Data Corp. (S)	8.250		01-15-21	4,155,000	4,430,269
Materials 1.2%					37,324,250
Containers and packaging 0.7%
Ardagh Packaging Finance PLC (P)(S)	3.271		12-15-19	23,120,000	22,744,300
Metals and mining 0.5%
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22	10,990,000	11,539,500
Midwest Vanadium Pty, Ltd. (H)(S)	11.500		02-15-18	6,080,000	304,000
St. Barbara, Ltd. (S)	8.875		04-15-18	2,880,000	2,692,800
Paper and forest products 0.0%
Verso Paper Holdings LLC	11.750		01-15-19	60,000	43,650
Telecommunication services 1.0%					31,756,009
Diversified telecommunication services 0.3%
Communications Sales & Leasing, Inc. (S)	6.000		04-15-23	5,630,000	5,658,150
Telecom Italia SpA (S)	5.303		05-30-24	2,986,000	3,105,440
Wireless telecommunication services 0.7%
Sprint Capital Corp.	8.750		03-15-32	100,000	102,000
Sprint Corp.	7.875		09-15-23	22,510,000	22,890,419
Utilities 0.1%					3,750,328
Electric utilities 0.0%
Miran Mid-Atlantic Series C Pass Through Trust	10.060		12-30-28	1,471,185	1,618,303
Independent power and renewable electricity producers 0.1%
NRG REMA LLC	9.681		07-02-26	1,965,000	2,132,025

SEE NOTES TO FUND'S INVESTMENTS9

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Convertible bonds 0.1%					$2,420,081
(Cost $3,408,565)
Materials 0.1%					2,420,081
Metals and mining 0.1%
Mirabela Nickel, Ltd., PIK (S)	9.500		06-24-19	3,408,565	2,420,081
				Shares	Value
Common stocks 0.1%					$1,469,479
(Cost $1,605,024)
Consumer discretionary 0.1%					1,164,642
Hotels, restaurants and leisure 0.1%
QCE LLC (I)				21,586	0
Tropicana Entertainment, Inc. (I)				72,338	1,164,642
Materials 0.0%					304,837
Metals and mining 0.0%
Mirabela Nickel, Ltd. (I)				3,194,905	304,837
Preferred securities 0.6%					$19,438,128
(Cost $19,205,940)
Financials 0.6%					19,438,128
Diversified financial services 0.6%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)				745,899	19,438,128
Warrants 0.0%					$11,109
(Cost $0)
EveryWare Global, Inc. (Expiration Date: 7-30-21; Strike Price: $0.01) (I)				207,167	11,109
			Yield (%)	Shares	Value
Securities lending collateral 0.4%					$13,243,862
(Cost $13,243,609)
John Hancock Collateral Trust (W)			0.1434(Y)	1,323,698	13,243,862
Short-term investments 1.8%					$58,290,839
(Cost $58,290,839)
Money market funds 1.7%					54,759,122
State Street Institutional Liquid Reserves Fund			0.0993(Y)	54,759,122	54,759,122
				Par value	Value
Repurchase agreement 0.1%					$3,531,717
Repurchase Agreement with State Street Corp. dated 5-29-15 at 0.000% to be repurchased at $3,531,717 on 6-1-15, collateralized by $3,537,700 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $3,603,743, including interest)				3,531,717	3,531,717
Total investments (Cost $3,310,839,829)† 100.8%					$3,195,693,084
Other assets and liabilities, net (0.8%)					($26,046,092)
Total net assets 100.0%					$3,169,646,992

10SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $12,651,525.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $190,867,475 or 6.0% of the fund's net assets as of 5-31-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $3,313,824,873. Net unrealized depreciation aggregated $118,131,789, of which $23,236,209 related to appreciated investment securities and $141,367,998 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 5-31-15:

United States	86.3%
Luxembourg	3.4%
Netherlands	3.0%
Canada	2.6%
Australia	2.3%
Ireland	0.7%
United Kingdom	0.4%
Germany	0.4%
Cayman Islands	0.4%
Greece	0.3%
Other countries	0.2%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Term loans	$2,774,569,186	—	$2,774,569,186	—
Corporate bonds	326,250,400	—	326,250,400	—
Convertible bonds	2,420,081	—	2,420,081	—
Common stocks	1,469,479	$1,164,642	304,837	—
Preferred securities	19,438,128	19,438,128	—	—
Warrants	11,109	—	—	$11,109
Securities lending collateral	13,243,862	13,243,862	—	—
Short-term investments	58,290,839	54,759,122	3,531,717	—
Total investments in securities	$3,195,693,084	$88,605,754	$3,107,076,221	$11,109

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

12

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

13

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	328Q3	05/15
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.		7/15

John Hancock

Global Equity Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Global Equity Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 94.9%		$483,850,219
(Cost $451,545,382)
Australia 2.4%		12,184,355
Amcor, Ltd.	1,104,050	12,184,355
France 3.7%		18,895,116
Safran SA	68,619	4,850,503
Sanofi	69,699	6,863,983
Total SA (L)	142,288	7,180,630
Germany 1.4%		7,071,752
Deutsche Boerse AG	88,091	7,071,752
Hong Kong 2.0%		9,947,482
Hutchison Whampoa, Ltd.	338,000	5,014,133
Samsonite International SA	1,359,600	4,933,349
Ireland 3.2%		16,493,455
Accenture PLC, Class A	116,175	11,157,447
Experian PLC	279,398	5,336,008
Japan 7.4%		37,872,512
Bridgestone Corp.	292,700	12,148,453
Honda Motor Company, Ltd.	147,300	5,064,920
Japan Tobacco, Inc.	277,700	10,077,724
Nippon Telegraph & Telephone Corp.	153,000	10,581,415
Luxembourg 1.4%		7,019,381
SES SA, ADR	198,373	7,019,381
Netherlands 5.7%		28,920,479
Akzo Nobel NV	63,847	4,854,696
Heineken NV	116,870	9,145,060
Koninklijke Ahold NV	252,430	5,127,719
Koninklijke Philips NV (L)	359,438	9,793,004
Norway 1.0%		5,285,572
Statoil ASA	283,096	5,285,572
Singapore 1.3%		6,772,370
ComfortDelGro Corp., Ltd.	2,985,920	6,772,370
Switzerland 7.8%		39,645,911
Nestle SA	125,723	9,740,639
Novartis AG	146,066	14,990,973
Roche Holding AG	48,920	14,914,299
United Kingdom 7.8%		40,018,530
Aon PLC	70,886	7,175,081
British American Tobacco PLC	288,711	15,946,960
HSBC Holdings PLC	893,178	8,485,876
Pearson PLC	420,265	8,410,613
United States 49.8%		253,723,304
Apple, Inc.	76,460	9,961,209
Arthur J. Gallagher & Company	313,099	15,169,647
Baxter International, Inc.	167,075	11,128,866
Chevron Corp.	66,810	6,881,430

2SEE NOTES TO FUND'S INVESTMENTS

Global Equity Fund

			Shares	Value
United States (continued)
	Eaton Corp. PLC		167,419	$11,985,526
	Honeywell International, Inc.		67,150	6,997,030
	Huntington Bancshares, Inc.		672,796	7,488,219
	Johnson & Johnson		195,604	19,587,785
	JPMorgan Chase & Co.		116,898	7,689,550
	Macy's Inc		161,837	10,834,987
	McDonald's Corp.		75,908	7,281,854
	Microsoft Corp.		218,553	10,241,394
	Mondelez International, Inc., Class A		281,426	11,704,507
	Philip Morris International, Inc.		175,685	14,594,153
	QUALCOMM, Inc.		160,471	11,181,619
	Raytheon Company		48,935	5,053,028
	The PNC Financial Services Group, Inc.		162,254	15,526,085
	The Procter & Gamble Company		183,702	14,400,400
	United Technologies Corp.		105,938	12,412,755
	Verizon Communications, Inc.		246,780	12,200,803
	Viacom, Inc., Class B		192,418	12,868,916
	Wells Fargo & Company		134,487	7,525,893
	Whirlpool Corp.		59,743	11,007,648
	Yield (%)		Shares	Value
Securities lending collateral 1.4%				$6,886,431
(Cost $6,886,364)
John Hancock Collateral Trust (W)	0.1434(Y	)	692,763	6,886,431
Short-term investments 2.6%				$13,173,055
(Cost $13,173,055)
Money market funds 2.6%				13,173,055
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	13,173,055	13,173,055
Total investments (Cost $471,604,801)† 98.9%				$503,909,705
Other assets and liabilities, net 1.1%				$5,807,056
Total net assets 100.0%				$509,716,761

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $6,454,275.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $472,193,172 Net unrealized appreciation aggregated $31,716,533, of which $42,966,155 related to appreciated investment securities and $11,249,622 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015 by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$12,184,355	—	$12,184,355	—
France	18,895,116	—	18,895,116	—
Germany	7,071,752	—	7,071,752	—
Hong Kong	9,947,482	—	9,947,482	—
Ireland	16,493,455	$11,157,447	5,336,008	—
Japan	37,872,512	—	37,872,512	—
Luxembourg	7,019,381	—	7,019,381	—
Netherlands	28,920,479	—	28,920,479	—
Norway	5,285,572	—	5,285,572	—
Singapore	6,772,370	—	6,772,370	—
Switzerland	39,645,911	—	39,645,911	—
United Kingdom	40,018,530	7,175,081	32,843,449	—
United States	253,723,304	253,723,304	—	—
Securities lending collateral	6,886,431	6,886,431	—	—
Short-term investments	13,173,055	13,173,055	—	—
Total investments in securities	$503,909,705	$292,115,318	$211,794,387	—
Other financial instruments
Forward foreign currency contracts	$862,705	—	$862,705	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

4

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	29,049,463	EUR	26,012,969	Deutsche Bank AG	06/01/2015	$479,418	—	$479,418
USD	14,043,554	JPY	1,682,846,057	Toronto Dominion Bank	06/01/2015	484,789	—	484,789
USD	28,485,241	EUR	26,012,969	Deutsche Bank AG	07/30/2015	—	($108,357)	(108,357)
USD	13,575,937	JPY	1,682,846,057	Toronto Dominion Bank	07/30/2015	6,855	—	$6,855
						$971,062	($108,357)	$862,705

Currency abbreviation
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	425Q3	05/15
This report is for the information of the shareholders of John Hancock Global Equity Fund.		7/15

John Hancock

Redwood Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Redwood Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 65.3%		$372,855,913
(Cost $350,820,872)
Consumer discretionary 21.1%		120,686,572
Auto components 0.7%
The Goodyear Tire & Rubber Company (D)	117,100	3,729,050
Automobiles 0.7%
General Motors Company (D)	109,900	3,953,103
Diversified consumer services 0.5%
Apollo Education Group, Inc. (D) (I)	179,700	2,979,426
Hotels, restaurants and leisure 2.7%
Las Vegas Sands Corp. (D)	189,300	9,622,119
MGM Resorts International (D) (I)	284,300	5,700,215
Household durables 1.0%
Garmin, Ltd. (D)	128,000	5,821,440
Media 7.3%
CBS Corp., Class B (D)	282,400	17,429,728
Comcast Corp., Class A (D)	83,300	4,869,718
DISH Network Corp., Class A (D) (I)	139,400	9,868,126
Time Warner Cable, Inc. (D)	54,200	9,804,238
Multiline retail 1.8%
Macy's, Inc. (D)	157,400	10,537,930
Specialty retail 4.3%
Abercrombie & Fitch Company, Class A (D)	390,000	7,983,300
Lowe's Companies, Inc. (D)	83,100	5,815,338
The Gap, Inc. (D)	283,100	10,851,223
Textiles, apparel and luxury goods 2.1%
Coach, Inc. (D)	331,400	11,721,618
Consumer staples 2.6%		14,727,523
Food products 2.6%
Kellogg Company (D)	97,900	6,145,183
Mead Johnson Nutrition Company (D)	85,500	8,319,150
Tyson Foods, Inc., Class A (D)	6,200	263,190
Energy 2.5%		14,291,268
Oil, gas and consumable fuels 2.5%
Diamondback Energy, Inc. (D) (I)	70,800	5,508,948
Phillips 66 (D)	111,000	8,782,320
Financials 10.0%		56,864,612
Banks 7.7%
Citigroup, Inc. (D)	591,800	32,004,544
JPMorgan Chase & Co. (D)	89,000	5,854,420
Wells Fargo & Company (D)	102,000	5,707,920
Capital markets 1.2%
Waddell & Reed Financial, Inc., Class A (D)	144,000	6,880,320
Consumer finance 1.1%
Capital One Financial Corp. (D)	76,800	6,417,408
Health care 8.2%		46,726,001
Biotechnology 3.1%
Celgene Corp. (D) (I)	91,200	10,436,928

2SEE NOTES TO FUND'S INVESTMENTS

Redwood Fund

			Shares	Value
Health care (continued)
Biotechnology (continued)
	Gilead Sciences, Inc. (D) (I)		65,200	$7,320,004
Health care equipment and supplies 1.1%
	Boston Scientific Corp. (I)		323,200	5,904,864
Health care providers and services 1.3%
	HCA Holdings, Inc. (D) (I)		92,900	7,602,007
Pharmaceuticals 2.7%
	AbbVie, Inc. (D)		232,200	15,462,198
Industrials 6.3%				35,981,389
Aerospace and defense 1.2%
	B/E Aerospace, Inc. (D)		119,600	6,857,864
Airlines 0.8%
	Delta Air Lines, Inc. (D)		113,700	4,880,004
Building products 0.8%
	Masco Corp. (D)		169,600	4,591,072
Electrical equipment 1.2%
	Eaton Corp. PLC (D)		93,900	6,722,301
Trading companies and distributors 2.3%
	Fastenal Company (D)		77,600	3,221,176
	United Rentals, Inc. (D) (I)		109,200	9,708,972
Information technology 13.1%				74,918,952
Communications equipment 2.4%
	Juniper Networks, Inc. (D)		271,500	7,547,700
	QUALCOMM, Inc. (D)		84,000	5,853,120
Internet software and services 1.4%
	eBay, Inc. (D) (I)		133,500	8,191,560
IT services 1.9%
	Accenture PLC, Class A (D)		114,300	10,977,372
Semiconductors and semiconductor equipment 1.5%
	Micron Technology, Inc. (D) (I)		314,800	8,792,364
Software 1.2%
	Citrix Systems, Inc. (D) (I)		107,800	7,008,078
Technology hardware, storage and peripherals 4.7%
	Apple, Inc. (D)		53,600	6,983,008
	EMC Corp. (D)		265,300	6,988,002
	NetApp, Inc. (D)		148,100	4,946,540
	SanDisk Corp. (D)		111,600	7,631,208
Materials 1.5%				8,659,596
Chemicals 1.5%
	Huntsman Corp. (D)		385,900	8,659,596
	Yield (%)		Shares	Value
Short-term investments 43.7%				$249,945,052
(Cost $249,945,052)
Money market funds 43.7%				249,945,052
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	249,945,052	249,945,052

SEE NOTES TO FUND'S INVESTMENTS3

Redwood Fund

Yield (%)	Shares	Value
Money market funds (continued)
Total investments (Cost $600,765,924)† 109.0%		$622,800,965
Other assets and liabilities, net (9.0%)		($51,508,339)
Total net assets 100.0%		$571,292,626

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(D)	A portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts. Total collateral value at 5-31-15 was $354,141,315.
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $600,922,663. Net unrealized appreciation aggregated $21,878,302 of which $47,602,497 related to appreciated investment securities and $25,724,195 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended May 31, 2015, the fund wrote option contracts to manage volatility. The following tables summarize the fund's written options activities during the period ended May 31, 2015 and the contracts held at May 31, 2015.

	Number of contracts	Premiums
Outstanding, beginning of period	108,419	$66,066,529
Options written	224,686	117,295,481
Option closed	(110,998)	(74,987,622)
Options exercised	(60,702)	(37,791,285)
Options expired	(32,805)	(5,449,476)
Outstanding, end of period	128,600	$65,133,627

Options on Securities

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Abbvie, Inc.	$50.00	Aug 2015	313	$280,743	($525,840)
Abbvie, Inc.	55.00	Aug 2015	1,302	1,007,886	(1,549,380)
Abbvie, Inc.	50.00	Jan 2016	707	645,169	(1,198,364)
Abercrombie & Fitch Company	22.00	Aug 2015	2,319	1,296,204	(186,680)

5

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Abercrombie & Fitch Company	20.00	Aug 2015	1,581	885,280	(264,818)
Accenture PLC	80.00	Jan 2016	1,143	1,372,483	(2,028,824)
Apollo Education Group, Inc.	17.00	Aug 2015	1,797	300,021	(227,321)
Apple, Inc.	113.57	Jan 2016	536	936,353	(1,100,140)
B/E Aerospace, Inc.	55.00	Jul 2015	521	410,373	(184,955)
B/E Aerospace, Inc.	55.00	Jan 2016	675	710,971	(408,375)
Boston Scientific Corp.	12.00	Aug 2015	3,232	933,904	(2,052,320)
Capital One Financial Corp.	72.50	Sep 2015	768	704,212	(902,400)
CBS Corp.	50.00	Sep 2015	2,824	3,255,899	(3,494,700)
Celgene Corp.	90.00	Jul 2015	912	2,530,290	(2,277,719)
Citigroup, Inc.	50.00	Jun 2015	2,043	1,188,922	(858,060)
Citigroup, Inc.	50.00	Sep 2015	1,840	1,116,785	(938,400)
Citigroup, Inc.	50.00	Jan 2016	2,043	1,329,887	(1,287,090)
Citrix Systems, Inc.	55.00	Jun 2015	1,078	1,227,228	(1,121,120)
Coach, Inc.	34.00	Aug 2015	1,633	1,016,239	(408,250)
Coach, Inc.	34.00	Nov 2015	1,681	953,042	(537,920)
Comcast Corp.	50.00	Jul 2015	833	617,277	(735,123)
Delta Air Lines, Inc.	37.00	Sep 2015	1,137	1,247,095	(784,530)
Diamondback Energy, Inc.	57.50	Sep 2015	708	1,127,484	(1,522,200)
Dish Network Corp.	67.50	Jun 2015	722	920,408	(277,970)
Dish Network Corp.	65.00	Sep 2015	672	938,119	(520,800)
Eaton Corp. PLC	57.50	Jan 2016	939	995,765	(1,385,025)
eBay, Inc.	50.00	Jul 2015	1,335	1,027,367	(1,491,863)
EMC Corp.	25.00	Jan 2016	2,653	1,351,626	(668,556)
Fastenal Company	42.00	Aug 2015	776	416,673	(108,640)
Garmin, Ltd.	45.00	Jul 2015	1,280	1,194,705	(190,080)
General Motors Company	30.00	Jun 2015	1,099	529,664	(656,653)
Gilead Sciences, Inc.	80.00	Jan 2016	652	1,982,800	(2,153,229)
HCA Holdings, Inc.	55.00	Jun 2015	929	1,276,369	(2,480,429)
Huntsman Corp.	18.00	Jan 2016	3,859	1,661,903	(1,833,024)
JPMorgan Chase & Co.	57.50	Jul 2015	890	615,833	(743,150)
Juniper Networks, Inc.	20.00	Jan 2016	2,715	1,076,702	(2,212,724)
Kellogg Company	60.00	Jun 2015	4	1,344	(1,180)
Kellogg Company	60.00	Sep 2015	975	535,620	(380,250)
Las Vegas Sands Corp.	47.50	Sep 2015	755	556,395	(352,963)
Las Vegas Sands Corp.	52.50	Dec 2015	1,138	823,851	(339,124)
Lowe's Companies, Inc.	65.00	Jan 2016	831	558,388	(619,095)
Macy's, Inc.	57.50	Aug 2015	789	729,974	(794,918)
Macy's, Inc.	55.00	Jan 2016	785	786,144	(1,010,688)
Masco Corp.	23.00	Jul 2015	1,696	639,310	(720,800)
Mead Johnson Nutrition Company	85.00	Aug 2015	855	1,070,406	(1,096,538)
MGM Resorts International	19.00	Sep 2015	2,843	1,122,860	(592,766)
Micron Technology, Inc.	25.00	Jul 2015	1,697	554,841	(602,435)
Micron Technology, Inc.	26.00	Oct 2015	1,451	831,299	(507,850)
NetApp, Inc.	35.00	Sep 2015	1,481	500,408	(159,948)
Phillips 66	67.50	Aug 2015	59	68,554	(74,930)
Phillips 66	72.50	Jan 2016	1,051	1,205,433	(998,450)
Qualcomm, Inc.	65.00	Jul 2015	840	864,336	(420,000)
Sandisk Corp.	65.00	Jan 2016	555	1,207,660	(462,038)
Sandisk Corp.	70.00	Jan 2016	561	849,991	(329,588)
The Gap, Inc.	37.00	Jun 2015	1,877	986,923	(328,475)
The Gap, Inc.	35.00	Sep 2015	954	435,932	(386,370)
The Goodyear Tire & Rubber Company	22.00	Oct 2015	1,171	511,671	(1,171,000)

6

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Time Warner Cable, Inc.	120.00	Oct 2015	542	1,811,703	(3,349,559)
Tyson Food, Inc.	35.00	Jul 2015	62	29,871	(46,810)
United Rentals, Inc.	90.00	Dec 2015	1,092	1,355,103	(960,960)
Waddell & Reed Financial, Inc.	45.00	Jun 2015	1,440	559,341	(439,200)
Wells Fargo & Company	52.50	Jul 2015	1,020	369,192	(400,350)
				$58,048,231	($55,862,957)
Puts
Apple, Inc.	90.00	Jul 2015	577	259,102	($1,443)
Apple, Inc.	115.00	Jul 2015	1,419	456,158	(53,922)
Bank of America Corp.	15.00	Aug 2015	4,273	279,460	(66,232)
Brocade Communication Systems	10.00	Jan 2016	11,370	735,442	(409,320)
Caterpillar, Inc.	80.00	Aug 2015	1,161	506,570	(177,053)
Comcast Corp.	52.50	Oct 2015	1,089	118,655	(101,822)
Delta Air Lines, Inc.	40.00	Jul 2015	1,430	120,061	(140,140)
Delta Air Lines, Inc.	35.00	Sep 2015	1,534	264,298	(102,778)
Delta Air Lines, Inc.	37.00	Dec 2015	2,311	270,289	(443,712)
Diamondback Energy, Inc.	62.50	Sep 2015	915	157,340	(139,538)
Ford Motor Company	13.00	Jun 2015	6,731	443,979	(13,462)
General Motors Company	32.00	Sep 2015	1,956	189,516	(103,668)
Google, Inc.	510.00	Sep 2015	102	210,826	(133,110)
Hewlett-Packard Company	33.00	Aug 2015	2,812	309,149	(399,304)
Hewlett-Packard Company	32.00	Jan 2016	1,545	277,528	(339,900)
JPMorgan Chase & Co.	50.00	Sep 2015	1,238	261,523	(21,046)
Rock-Tenn Company	55.00	Oct 2015	1,366	348,955	(95,620)
Schlumberger, Ltd.	82.50	Jan 2016	693	240,439	(239,085)
Teva Pharmaceutical Industries	52.50	Sep 2015	566	61,104	(49,808)
Teva Pharmaceutical Industries	50.00	Sep 2015	1,252	183,720	(57,592)
The Goldman Sachs Group, Inc.	170.00	Jul 2015	364	238,830	(9,282)
Tyson Food, Inc.	35.00	Jan 2016	1,789	306,724	(165,483)
Valero Energy Corp.	50.00	Sep 2015	594	108,676	(51,678)
Verizon Communications, Inc.	40.00	Oct 2015	2,700	278,656	(48,600)
Whole Food Markets, Inc.	47.50	Jan 2016	2,142	458,396	(1,633,274)
				$7,085,396	($4,996,872)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	423Q3	05/15
This report is for the information of the shareholders of John Hancock Redwood Fund.		7/15

John Hancock

Income Allocation Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Income Allocation Fund

As of 5-31-15 (unaudited)
				Shares	Value
Affiliated investment companies (G) 43.5%					$44,387,737
(Cost $45,560,519)
Equity 14.0%					14,304,215
Global Equity, Class NAV (John Hancock) (A)(1)				281,632	3,145,828
Global Shareholder Yield, Class NAV (Epoch)				963,593	11,158,387
Fixed income 27.5%					28,072,912
Core High Yield, Class NAV (John Hancock) (A)(2)				294,310	3,084,371
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)				432,166	4,083,968
Floating Rate Income, Class NAV (WAMCO)				452,809	4,088,862
Global Bond, Class NAV (PIMCO)				168,846	1,997,449
Global Income, Class NAV (Stone Harbor)				211,720	2,043,102
High Yield, Class NAV (WAMCO)				465,714	4,116,913
Investment Quality Bond, Class NAV (Wellington)				163,445	2,028,355
Short Duration Credit Opportunities, Class NAV (Stone Harbor)				357,800	3,556,531
U.S. High Yield Bond, Class NAV (Wells Capital)				261,118	3,073,361
Alternative and specialty 2.0%					2,010,610
Global Real Estate, Class NAV (Deutsche)				213,441	2,010,610
Unaffiliated investment companies 12.0%					$12,304,685
(Cost $12,276,493)
Exchange-traded funds 12.0%					12,304,685
iShares US Preferred Stock ETF				51,035	2,028,641
SPDR S&P International Dividend ETF				46,527	2,041,139
Vanguard Extended Duration Treasury ETF				17,828	2,104,774
Vanguard High Dividend Yield ETF				87,925	6,130,131
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 15.5%					$15,879,107
(Cost $15,909,634)
Consumer discretionary 2.6%					2,606,150
Auto components 0.3%
American Axle & Manufacturing, Inc.	6.625		10-15-22	60,000	64,425
Dana Holding Corp.	6.000		09-15-23	25,000	26,438
Delphi Corp.	5.000		02-15-23	75,000	80,766
Johnson Controls, Inc.	5.500		01-15-16	19,000	19,556
Stackpole International Intermediate Company SA (S)	7.750		10-15-21	25,000	24,906
The Goodyear Tire & Rubber Company	7.000		05-15-22	100,000	109,500
Automobiles 0.4%
Ford Motor Company	4.750		01-15-43	10,000	10,125
Ford Motor Credit Company LLC	5.875		08-02-21	150,000	173,724
General Motors Company	4.875		10-02-23	30,000	31,913
General Motors Company	6.250		10-02-43	35,000	40,307
General Motors Financial Company, Inc.	3.450		04-10-22	35,000	34,426
General Motors Financial Company, Inc.	4.000		01-15-25	45,000	44,616
General Motors Financial Company, Inc.	4.375		09-25-21	55,000	57,284
Volkswagen International Finance NV (S)	1.150		11-20-15	20,000	20,064
Distributors 0.1%
Ferrellgas LP	6.750		01-15-22	55,000	56,238
Hotels, restaurants and leisure 0.1%
Boyd Gaming Corp.	6.875		05-15-23	15,000	15,263
MGM Resorts International	6.000		03-15-23	35,000	36,269
New Red Finance, Inc. (S)	4.625		01-15-22	60,000	60,075

2SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Household durables 0.0%
Argos Merger Sub, Inc. (S)	7.125		03-15-23		10,000	$10,600
Harman International Industries, Inc.	4.150		05-15-25		15,000	15,134
Internet and catalog retail 0.2%
Amazon.com, Inc.	4.950		12-05-44		40,000	40,753
QVC, Inc.	4.375		03-15-23		40,000	40,200
QVC, Inc.	4.450		02-15-25		70,000	69,355
QVC, Inc.	5.450		08-15-34		25,000	23,829
QVC, Inc.	5.950		03-15-43		50,000	48,453
Media 1.0%
21st Century Fox America, Inc.	6.150		03-01-37		15,000	18,013
21st Century Fox America, Inc.	6.200		12-15-34		40,000	48,255
21st Century Fox America, Inc.	6.400		12-15-35		20,000	24,899
AMC Entertainment, Inc.	5.875		02-15-22		30,000	31,275
Cablevision Systems Corp.	8.000		04-15-20		45,000	49,500
CBS Corp.	3.500		01-15-25		80,000	77,840
CCO Holdings LLC	5.750		01-15-24		75,000	77,250
CCO Holdings LLC	7.000		01-15-19		26,000	27,024
Cox Communications, Inc.	5.500		10-01-15		25,000	25,394
DISH DBS Corp.	5.000		03-15-23		55,000	53,213
DISH DBS Corp.	7.875		09-01-19		95,000	107,350
Lamar Media Corp.	5.000		05-01-23		55,000	55,825
Outfront Media Capital LLC	5.625		02-15-24		65,000	68,088
Scripps Networks Interactive, Inc.	3.950		06-15-25		30,000	30,078
Sirius XM Radio, Inc. (S)	4.625		05-15-23		60,000	57,900
Sirius XM Radio, Inc. (S)	5.250		08-15-22		60,000	63,300
Sirius XM Radio, Inc. (S)	5.875		10-01-20		60,000	62,475
Time Warner Cable, Inc.	8.250		04-01-19		30,000	35,551
Univision Communications, Inc. (S)	6.750		09-15-22		50,000	54,125
Multiline retail 0.0%
Family Tree Escrow LLC (S)	5.750		03-01-23		15,000	15,806
Specialty retail 0.4%
AutoNation, Inc.	5.500		02-01-20		50,000	54,750
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19		40,000	38,200
L Brands, Inc.	5.625		10-15-23		80,000	87,800
L Brands, Inc.	6.625		04-01-21		50,000	56,500
The Home Depot, Inc.	5.400		03-01-16		62,000	64,282
The Men's Wearhouse, Inc. (S)	7.000		07-01-22		70,000	74,200
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (S)	9.250		06-15-21		25,000	27,063
PVH Corp.	4.500		12-15-22		65,000	65,975
Consumer staples 0.9%						963,577
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	9.750		11-17-15	BRL	110,000	33,832
Constellation Brands, Inc.	3.750		05-01-21		55,000	55,344
Constellation Brands, Inc.	4.750		11-15-24		25,000	25,906
Cott Beverages, Inc. (S)	5.375		07-01-22		65,000	63,700
The Coca-Cola Company	1.800		09-01-16		60,000	60,807
Food and staples retailing 0.1%
Rite Aid Corp. (S)	6.125		04-01-23		5,000	5,200
Tops Holding Corp.	8.875		12-15-17		20,000	20,950

SEE NOTES TO FUND'S INVESTMENTS3

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
Tops Holding LLC (S)	8.000		06-15-22	30,000	$30,000
Food products 0.4%
B&G Foods, Inc.	4.625		06-01-21	90,000	89,888
HJ Heinz Company	4.250		10-15-20	85,000	87,019
HJ Heinz Company (S)	4.875		02-15-25	105,000	113,138
Post Holdings, Inc. (S)	6.750		12-01-21	75,000	74,250
TreeHouse Foods, Inc.	4.875		03-15-22	60,000	60,300
Tyson Foods, Inc.	6.600		04-01-16	25,000	26,119
Household products 0.1%
HRG Group, Inc.	7.875		07-15-19	25,000	26,475
Kimberly-Clark Corp. (S)	4.279		12-21-15	70,000	71,462
Personal products 0.0%
Prestige Brands, Inc. (S)	5.375		12-15-21	15,000	15,243
Revlon Consumer Products Corp.	5.750		02-15-21	20,000	20,050
Tobacco 0.1%
Alliance One International, Inc.	9.875		07-15-21	50,000	43,500
Altria Group, Inc.	4.125		09-11-15	40,000	40,394
Energy 1.1%					1,169,547
Energy equipment and services 0.1%
Rowan Companies, Inc.	4.875		06-01-22	20,000	19,915
TerraForm Power Operating LLC (S)	5.875		02-01-23	69,000	71,243
Oil, gas and consumable fuels 1.0%
California Resources Corp.	6.000		11-15-24	40,000	36,800
Chesapeake Energy Corp.	5.750		03-15-23	35,000	34,563
Cimarex Energy Company	4.375		06-01-24	40,000	40,975
Continental Resources, Inc.	5.000		09-15-22	60,000	59,850
DCP Midstream LLC (S)	9.750		03-15-19	30,000	34,961
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850		05-21-43	25,000	20,750
DCP Midstream Operating LP	3.875		03-15-23	15,000	14,315
Ecopetrol SA	5.875		09-18-23	60,000	64,470
Energy Transfer Partners LP	5.150		03-15-45	25,000	23,347
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3 month LIBOR + 2.778%)	7.000		06-01-67	40,000	40,300
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	50,000	52,750
EP Energy LLC	7.750		09-01-22	40,000	42,000
Exxon Mobil Corp.	2.709		03-06-25	90,000	89,242
Freeport-McMoran Oil & Gas LLC	6.750		02-01-22	40,000	42,600
Kerr-McGee Corp.	6.950		07-01-24	30,000	37,333
Kinder Morgan Energy Partners LP	7.750		03-15-32	15,000	17,767
Kinder Morgan, Inc.	5.550		06-01-45	25,000	24,433
MarkWest Energy Partners LP	4.875		12-01-24	10,000	10,100
MarkWest Energy Partners LP	6.500		08-15-21	25,000	26,813
MPLX LP	4.000		02-15-25	10,000	9,985
Newfield Exploration Company	5.750		01-30-22	20,000	21,100
Petroleos Mexicanos (S)	4.250		01-15-25	10,000	9,945
Petroleos Mexicanos	4.875		01-24-22	25,000	26,275
Regency Energy Partners LP	5.000		10-01-22	10,000	10,456
Regency Energy Partners LP	5.500		04-15-23	40,000	41,400
Regency Energy Partners LP	5.875		03-01-22	10,000	10,950

4SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

		Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Shell International Finance BV		4.375		05-11-45		55,000	$55,982
Summit Midstream Holdings LLC		7.500		07-01-21		20,000	20,900
The Williams Companies, Inc.		4.550		06-24-24		65,000	66,383
Whiting Petroleum Corp. (S)		6.250		04-01-23		20,000	20,500
Williams Partners LP		4.875		05-15-23		15,000	15,319
Williams Partners LP		4.875		03-15-24		55,000	55,825
Financials 5.6%							5,754,471
Banks 3.1%
Asian Development Bank		5.000		03-09-22	AUD	80,000	68,757
Avenue Financial Holdings, Inc. (6.750% to 1-1-20, then 3 month LIBOR + 4.950%) (S)		6.750		12-29-24		20,000	20,050
Bank of America Corp. (P)		1.031		09-15-26		120,000	109,080
Bank of America Corp.		3.300		01-11-23		20,000	20,002
Bank of America Corp.		3.950		04-21-25		10,000	9,888
Bank of America Corp.		4.200		08-26-24		50,000	50,694
Bank of America Corp.		4.250		10-22-26		20,000	20,084
Bank of America Corp.		5.000		05-13-21		50,000	55,663
Bank of America Corp.		6.875		04-25-18		50,000	56,942
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)		6.250		09-05-24		40,000	40,750
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)		8.000		01-30-18		35,000	37,275
Bank of Montreal		0.800		11-06-15		40,000	40,067
Cadence Financial Corp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (S)		6.500		03-11-25		20,000	20,000
Canadian Imperial Bank of Commerce		0.900		10-01-15		33,000	33,051
Canadian Imperial Bank of Commerce		2.350		12-11-15		55,000	55,528
Citigroup, Inc.		6.250		06-29-17	NZD	50,000	37,040
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)		5.900		02-15-23		65,000	64,919
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)		5.950		01-30-23		65,000	65,081
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)		5.100		06-30-23		90,000	85,050
First Niagara Financial Group, Inc.		7.250		12-15-21		75,000	83,739
HBOS PLC (S)		6.000		11-01-33		30,000	33,730
Heartland Financial USA, Inc.		5.750		12-30-24		20,000	20,000
Inter-American Development Bank		3.750		10-09-18	AUD	55,000	43,847
Inter-American Development Bank		6.500		08-20-19	AUD	55,000	48,688
International Bank for Reconstruction & Development		2.125		05-29-17	NOK	570,000	74,725
International Bank for Reconstruction & Development		3.625		06-22-20	NOK	290,000	40,929
International Bank for Reconstruction & Development		4.500		08-16-16	NZD	100,000	71,850
International Bank for Reconstruction & Development		4.625		02-26-19	NZD	70,000	51,286
International Bank for Reconstruction & Development		4.625		10-06-21	NZD	105,000	77,462
International Finance Corp.		3.250		07-22-19	AUD	46,000	36,130
International Finance Corp.		6.450		10-30-18	INR	3,830,000	59,495
JPMorgan Chase & Co.		4.250		11-02-18	NZD	140,000	99,889
JPMorgan Chase & Co.		4.625		05-10-21		70,000	77,038
JPMorgan Chase & Co. (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)		5.000		07-01-19		40,000	39,450
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)		5.150		05-01-23		30,000	29,306
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)		6.750		02-01-24		60,000	65,400
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)		7.900		04-30-18		45,000	47,993
	KFW	6.000		08-20-20	AUD	110,000	97,260
Landwirtschaftliche Rentenbank		6.500		04-12-17	AUD	60,000	49,433
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)		5.629		12-01-21		40,000	41,500
National Australia Bank, Ltd. (S)		2.750		09-28-15		20,000	20,142

SEE NOTES TO FUND'S INVESTMENTS5

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
National Australia Bank, Ltd.	6.000		02-15-17	AUD	115,000	$93,047
Rabobank Nederland NV	3.875		02-08-22		32,000	34,026
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19		75,000	96,000
Royal Bank of Canada (P)	0.633		03-08-16		39,000	39,098
Royal Bank of Canada	0.850		03-08-16		65,000	65,182
Royal Bank of Canada	2.625		12-15-15		60,000	60,718
Synovus Financial Corp.	5.125		06-15-17		65,000	66,689
Synovus Financial Corp.	7.875		02-15-19		20,000	22,600
The Bank of Nova Scotia	0.535		12-31-15		45,000	45,031
The Bank of Nova Scotia (P)	0.795		07-15-16		30,000	30,133
The Bank of Nova Scotia	2.900		03-29-16		65,000	66,287
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23		30,000	29,175
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21		40,000	44,550
The Toronto-Dominion Bank (P)	0.445		07-13-16		25,000	25,009
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25		25,000	26,281
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24		55,000	56,650
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18		60,000	66,000
Westpac Banking Corp.	3.000		12-09-15		75,000	76,030
Westpac Banking Corp.	5.000		10-21-19	GBP	50,000	86,743
Capital markets 0.7%
Ares Capital Corp.	3.875		01-15-20		35,000	35,573
FS Investment Corp.	4.000		07-15-19		35,000	35,751
Jefferies Group LLC	6.875		04-15-21		50,000	57,643
Jefferies Group LLC	8.500		07-15-19		15,000	17,991
Morgan Stanley	4.100		05-22-23		105,000	107,671
Morgan Stanley	4.300		01-27-45		15,000	14,466
Morgan Stanley	5.550		04-27-17		20,000	21,546
Morgan Stanley	7.300		05-13-19		75,000	88,873
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20		25,000	25,094
Stifel Financial Corp.	4.250		07-18-24		135,000	135,523
The Bear Stearns Companies LLC	7.250		02-01-18		25,000	28,552
The Goldman Sachs Group, Inc.	5.250		07-27-21		100,000	112,781
The Goldman Sachs Group, Inc.	5.750		01-24-22		25,000	28,789
Consumer finance 0.2%
American Express Company	3.625		12-05-24		20,000	19,995
Capital One Financial Corp.	2.450		04-24-19		35,000	35,317
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550		06-01-20		25,000	25,031
Credit Acceptance Corp.	6.125		02-15-21		35,000	35,438
Discover Financial Services	3.950		11-06-24		30,000	30,108
Discover Financial Services	5.200		04-27-22		35,000	38,287
Enova International, Inc.	9.750		06-01-21		30,000	28,950
HSBC Finance Corp.	5.000		06-30-15		20,000	20,077
Diversified financial services 0.4%
General Electric Capital Australia Funding Pty, Ltd.	7.000		10-08-15	AUD	120,000	93,158
General Electric Capital Corp.	4.375		09-16-20		20,000	22,121
General Electric Capital Corp.	5.550		05-04-20		35,000	40,560

6SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125		06-15-22	115,000	$134,263
Leucadia National Corp.	5.500		10-18-23	45,000	46,649
McGraw Hill Financial, Inc. (S)	4.000		06-15-25	20,000	20,197
NewStar Financial, Inc. (S)	7.250		05-01-20	30,000	30,675
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650		05-15-53	53,000	54,988
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-58	140,000	190,575
Assured Guaranty US Holdings, Inc.	5.000		07-01-24	40,000	42,276
CNO Financial Group, Inc.	5.250		05-30-25	10,000	10,375
Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.6025%)	8.125		06-15-38	35,000	39,463
MetLife, Inc.	6.400		12-15-36	75,000	85,725
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	67,000	72,159
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	50,000	52,500
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	40,000	52,860
XLIT, Ltd.	4.450		03-31-25	10,000	10,064
Real estate investment trusts 0.5%
American Tower Corp.	3.400		02-15-19	30,000	30,958
American Tower Corp.	4.700		03-15-22	30,000	31,714
ARC Properties Operating Partnership LP	4.600		02-06-24	45,000	44,550
AvalonBay Communities, Inc.	3.450		06-01-25	20,000	20,202
Corrections Corp. of America	4.125		04-01-20	55,000	55,825
Corrections Corp. of America	4.625		05-01-23	20,000	19,950
Crown Castle Towers LLC (S)	6.113		01-15-20	100,000	114,740
Education Realty Operating Partnership LP	4.600		12-01-24	20,000	20,320
Health Care REIT, Inc.	4.950		01-15-21	20,000	22,143
Host Hotels & Resorts LP	5.250		03-15-22	40,000	44,040
Iron Mountain, Inc.	5.750		08-15-24	35,000	35,875
MPT Operating Partnership LP	6.375		02-15-22	20,000	21,600
MPT Operating Partnership LP	6.875		05-01-21	20,000	21,425
Ventas Realty LP	3.750		05-01-24	15,000	15,146
Ventas Realty LP	4.750		06-01-21	45,000	49,376
Real estate management and development 0.1%
CBRE Services, Inc.	5.000		03-15-23	55,000	56,650
Thrifts and mortgage finance 0.1%
Nationstar Mortgage LLC	6.500		07-01-21	25,000	24,031
Nationstar Mortgage LLC	7.875		10-01-20	25,000	25,375
Quicken Loans, Inc. (S)	5.750		05-01-25	20,000	20,025
Stearns Holdings, Inc. (S)	9.375		08-15-20	10,000	10,000
Health care 1.8%					1,875,932
Health care equipment and supplies 0.1%
Medtronic, Inc. (S)	4.625		03-15-45	30,000	31,119
Zimmer Holdings, Inc.	3.550		04-01-25	35,000	34,490
Health care providers and services 1.0%
Community Health Systems, Inc.	6.875		02-01-22	80,000	85,500
Community Health Systems, Inc.	8.000		11-15-19	50,000	53,125
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	13,000	13,065

SEE NOTES TO FUND'S INVESTMENTS7

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
DaVita HealthCare Partners, Inc.	5.000		05-01-25	30,000	$29,738
Express Scripts Holding Company	3.500		06-15-24	60,000	60,259
HCA Holdings, Inc.	6.250		02-15-21	80,000	87,400
HCA, Inc.	5.000		03-15-24	85,000	88,613
HCA, Inc.	5.250		04-15-25	50,000	53,088
HCA, Inc.	7.500		02-15-22	110,000	128,700
HCA, Inc.	8.000		10-01-18	65,000	75,725
LifePoint Health, Inc.	5.500		12-01-21	95,000	99,869
Medco Health Solutions, Inc.	7.125		03-15-18	25,000	28,594
Select Medical Corp.	6.375		06-01-21	25,000	25,125
Tenet Healthcare Corp.	4.375		10-01-21	100,000	98,000
UnitedHealth Group, Inc.	0.850		10-15-15	15,000	15,025
UnitedHealth Group, Inc.	5.375		03-15-16	40,000	41,481
WellCare Health Plans, Inc.	5.750		11-15-20	45,000	47,334
Pharmaceuticals 0.7%
AbbVie, Inc. (P)	1.039		11-06-15	30,000	30,067
AbbVie, Inc.	1.200		11-06-15	55,000	55,106
AbbVie, Inc.	3.600		05-14-25	45,000	45,265
Actavis Funding SCS	3.800		03-15-25	25,000	25,123
Endo Finance LLC (S)	7.250		01-15-22	110,000	116,875
Forest Laboratories, Inc. (S)	4.875		02-15-21	80,000	87,382
Forest Laboratories, Inc. (S)	5.000		12-15-21	80,000	87,758
Mallinckrodt International Finance SA (S)	5.750		08-01-22	25,000	26,188
Merck & Company, Inc. (P)	0.466		05-18-16	25,000	25,037
Merck & Company, Inc.	2.750		02-10-25	60,000	58,337
Quintiles Transnational Corp. (S)	4.875		05-15-23	35,000	35,525
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23	40,000	40,800
Valeant Pharmaceuticals International, Inc. (S)	5.625		12-01-21	15,000	15,563
Valeant Pharmaceuticals International, Inc. (S)	6.125		04-15-25	25,000	26,031
Valeant Pharmaceuticals International, Inc. (S)	7.000		10-01-20	100,000	104,625
Industrials 1.3%					1,289,525
Aerospace and defense 0.2%
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	25,000	26,000
Lockheed Martin Corp.	2.900		03-01-25	134,000	131,779
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	75,000	66,281
Textron, Inc.	3.875		03-01-25	15,000	15,247
Textron, Inc.	7.250		10-01-19	20,000	23,674
Airlines 0.5%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		01-31-18	49,456	53,165
American Airlines 2013-2 Class A Pass Through Trust	4.950		01-15-23	18,317	19,691
American Airlines 2015-1 Class B Pass Through Trust	3.700		05-01-23	50,000	49,500
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		04-19-22	48,511	54,574
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		01-02-23	37,039	42,965
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22	90,769	106,544
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		11-01-19	15,138	17,352
United Airlines 2014-2 Class A Pass Through Trust	3.750		09-03-26	30,000	30,675
United Airlines 2014-2 Class B Pass Through Trust	4.625		09-03-22	40,000	41,150
US Airways 2010-1 Class A Pass Through Trust	6.250		04-22-23	29,671	33,305
US Airways 2012-1 Class A Pass Through Trust	5.900		10-01-24	8,621	9,742
US Airways 2012-1 Class B Pass Through Trust	8.000		10-01-19	47,566	53,987

8SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Building products 0.1%
Masco Corp.	4.450		04-01-25	10,000	$10,263
Masco Corp.	7.125		03-15-20	20,000	23,640
Owens Corning	4.200		12-15-22	35,000	35,945
Construction and engineering 0.1%
AECOM (S)	5.750		10-15-22	55,000	56,925
Tutor Perini Corp.	7.625		11-01-18	30,000	31,050
Electrical equipment 0.0%
EnerSys (S)	5.000		04-30-23	5,000	5,063
Machinery 0.1%
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21	10,000	10,300
SPL Logistics Escrow LLC (S)	8.875		08-01-20	20,000	21,300
Trinity Industries, Inc.	4.550		10-01-24	35,000	34,171
Road and rail 0.1%
Norfolk Southern Corp.	5.750		01-15-16	30,000	30,853
Penske Truck Leasing Company LP (S)	3.375		02-01-22	50,000	49,402
Trading companies and distributors 0.2%
Ahern Rentals, Inc. (S)	7.375		05-15-23	30,000	30,075
Air Lease Corp.	3.375		01-15-19	35,000	35,875
Air Lease Corp.	3.875		04-01-21	20,000	20,600
Air Lease Corp.	4.750		03-01-20	20,000	21,350
Air Lease Corp.	5.625		04-01-17	10,000	10,675
Aircastle, Ltd.	5.500		02-15-22	15,000	15,863
Aircastle, Ltd.	6.250		12-01-19	15,000	16,519
Aircastle, Ltd.	7.625		04-15-20	10,000	11,575
International Lease Finance Corp. (S)	7.125		09-01-18	20,000	22,500
Transportation infrastructure 0.0%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	20,000	19,950
Information technology 0.5%					476,824
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp. (S)	7.250		10-15-22	90,000	97,650
Internet software and services 0.1%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	15,000	15,488
Ancestry.com, Inc.	11.000		12-15-20	20,000	22,800
VeriSign, Inc. (S)	5.250		04-01-25	20,000	20,400
IT services 0.0%
IBM Corp. (P)	0.348		02-05-16	25,000	25,014
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc. (S)	5.250		08-01-23	55,000	55,000
Micron Technology, Inc.	5.875		02-15-22	85,000	89,250
Technology hardware, storage and peripherals 0.2%
Apple, Inc.	0.450		05-03-16	25,000	25,012
Hewlett-Packard Company	2.125		09-13-15	55,000	55,185
Hewlett-Packard Company	2.650		06-01-16	70,000	71,025
Materials 0.6%					656,523
Chemicals 0.2%
NOVA Chemicals Corp. (S)	5.000		05-01-25	45,000	46,125
Platform Specialty Products Corp. (S)	6.500		02-01-22	80,000	84,000
Rockwood Specialties Group, Inc.	4.625		10-15-20	40,000	41,750

SEE NOTES TO FUND'S INVESTMENTS9

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
W.R. Grace & Co-Conn (S)	5.125		10-01-21	55,000	$56,788
Construction materials 0.0%
Norbord, Inc. (S)	6.250		04-15-23	15,000	15,239
Vulcan Materials Company	4.500		04-01-25	20,000	20,200
Containers and packaging 0.2%
Ball Corp.	4.000		11-15-23	80,000	77,100
Crown Americas LLC	4.500		01-15-23	65,000	64,188
Sealed Air Corp. (S)	6.500		12-01-20	80,000	89,200
Metals and mining 0.2%
Alcoa, Inc.	5.125		10-01-24	30,000	32,025
Commercial Metals Company	7.350		08-15-18	20,000	21,700
Glencore Funding LLC (S)	4.125		05-30-23	40,000	39,880
Rain CII Carbon LLC (S)	8.000		12-01-18	30,000	29,400
Rio Tinto Finance USA, Ltd.	7.125		07-15-28	30,000	38,928
Telecommunication services 0.5%					522,438
Diversified telecommunication services 0.4%
AT&T, Inc.	0.800		12-01-15	18,000	18,012
AT&T, Inc.	4.750		05-15-46	25,000	23,686
Frontier Communications Corp.	7.125		01-15-23	60,000	57,450
GCI, Inc.	6.875		04-15-25	15,000	15,413
T-Mobile USA, Inc.	6.125		01-15-22	85,000	89,144
T-Mobile USA, Inc.	6.250		04-01-21	20,000	21,190
T-Mobile USA, Inc.	6.836		04-28-23	50,000	53,250
Verizon Communications, Inc. (S)	4.272		01-15-36	52,000	48,246
Verizon Communications, Inc.	4.400		11-01-34	20,000	19,170
Verizon Communications, Inc.	5.012		08-21-54	20,000	18,914
Verizon Communications, Inc.	6.550		09-15-43	20,000	24,183
Wireless telecommunication services 0.1%
SBA Tower Trust (S)	5.101		04-17-17	100,000	103,793
Vodafone Group PLC (P)	0.661		02-19-16	30,000	29,987
Utilities 0.6%					564,120
Electric utilities 0.2%
NRG Yield Operating LLC (S)	5.375		08-15-24	35,000	36,050
PPL Energy Supply LLC (S)	6.500		06-01-25	73,000	74,347
RJS Power Holdings LLC (S)	5.125		07-15-19	81,000	80,494
Independent power and renewable electricity producers 0.3%
Calpine Corp.	5.750		01-15-25	95,000	95,713
Calpine Corp. (S)	6.000		01-15-22	60,000	64,200
Dynegy, Inc. (S)	6.750		11-01-19	10,000	10,575
Dynegy, Inc. (S)	7.375		11-01-22	30,000	31,950
Dynegy, Inc. (S)	7.625		11-01-24	40,000	42,900
Multi-utilities 0.1%
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25	25,000	25,320
NiSource Finance Corp.	4.800		02-15-44	29,000	30,674
NiSource Finance Corp.	5.650		02-01-45	61,000	71,897

10SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^		Value
U.S. Government and Agency obligations 10.4%						$10,574,297
(Cost $10,503,922)
U.S. Government 6.3%						6,447,768
U.S. Treasury
Bond	2.500		02-15-45	886,000		815,951
Bond	3.125		02-15-42	500,000		523,399
Note	0.875		11-15-17	2,740,000		2,746,423
Note	1.500		11-30-19	1,400,000		1,406,453
Note	2.125		05-15-25	846,000		846,529
Treasury Inflation Protected Security	0.250		01-15-25	109,638		109,013
U.S. Government Agency 4.1%						4,126,529
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.500		04-01-44	585,151		614,660
30 Yr Pass Thru	5.500		12-01-38	311,014		351,157
Federal National Mortgage Association
15 Yr Pass Thru	2.500		06-01-27	403,847		414,543
30 Yr Pass Thru	3.000		08-01-42	290,784		295,872
30 Yr Pass Thru	4.000		07-01-42	891,702		962,412
30 Yr Pass Thru	4.500		05-01-42	808,133		884,211
30 Yr Pass Thru	5.000		07-01-42	542,228		603,674
Foreign government obligations 5.3%						$5,464,612
(Cost $5,802,547)
Australia 0.7%						685,896
New South Wales Treasury Corp. Bond	6.000		05-01-20	AUD	220,000	196,369
New South Wales Treasury Corp. Bond	6.000		03-01-22	AUD	60,000	55,196
Queensland Treasury Corp. Bond (S)	4.000		06-21-19	AUD	215,000	174,723
Queensland Treasury Corp. Bond	6.000		10-21-15	AUD	90,000	69,821
Queensland Treasury Corp. Bond	6.000		04-21-16	AUD	240,000	189,787
Canada 0.6%						631,722
Government of Canada Bond	1.250		02-01-16	CAD	70,000	56,518
Government of Canada Bond	1.250		03-01-18	CAD	20,000	16,388
Government of Canada Bond	1.500		02-01-17	CAD	190,000	155,156
Government of Canada Bond	1.500		03-01-20	CAD	385,000	318,439
Province of Ontario Bond	6.250		06-16-15	NZD	120,000	85,221
Mexico 0.6%						619,913
Government of Mexico Bond	4.600		01-23-46		200,000	196,750
Government of Mexico Bond	4.750		06-14-18	MXN	1,890,000	123,077
Government of Mexico Bond	5.000		06-15-17	MXN	2,420,000	160,184
Government of Mexico Bond	8.000		12-07-23	MXN	1,900,000	139,902

SEE NOTES TO FUND'S INVESTMENTS11

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^		Value
New Zealand 0.9%						$922,643
Dominion of New Zealand Bond	5.000		03-15-19	NZD	335,000	253,623
Dominion of New Zealand Bond	6.000		12-15-17	NZD	350,000	266,059
Dominion of New Zealand Bond	6.000		05-15-21	NZD	430,000	350,286
New Zealand Local Government Funding Agency Bond	6.000		12-15-17	NZD	70,000	52,675
Norway 0.3%						319,121
Government of Norway Bond (S)	3.750		05-25-21	NOK	425,000	62,825
Government of Norway Bond (S)	4.250		05-19-17	NOK	695,000	95,609
Government of Norway Bond (S)	4.500		05-22-19	NOK	1,095,000	160,687
Philippines 0.4%						450,114
Republic of Philippines Bond	6.500		04-28-21	PHP	17,500,000	450,114
Singapore 0.5%						519,910
Republic of Singapore Bond	2.875		07-01-15	SGD	700,000	519,910
South Korea 0.5%						460,262
Republic of Korea Bond	3.500		03-10-17	KRW	495,000,000	460,262
Sweden 0.4%						428,250
Kingdom of Sweden Bond	1.500		11-13-23	SEK	1,460,000	184,296
Kingdom of Sweden Bond	3.500		06-01-22	SEK	815,000	115,854
Kingdom of Sweden Bond	5.000		12-01-20	SEK	865,000	128,100
Thailand 0.4%						426,781
Kingdom of Thailand Bond	3.250		06-16-17	THB	8,700,000	267,751
Kingdom of Thailand Bond	3.650		12-17-21	THB	5,000,000	159,030
Capital preferred securities 0.5%						$466,540
(Cost $460,888)
Financials 0.5%						466,540
Banks 0.4%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		06-12-15		115,000	92,288
JPMorgan Chase Capital XXIII (P)	1.273		05-15-47		55,000	43,593
USB Capital IX (P)(Q)	3.500		06-29-15		95,000	78,907
Wachovia Capital Trust III (P)(Q)	5.569		06-29-15		135,000	133,751
Capital markets 0.1%
Goldman Sachs Capital II (P)(Q)	4.000		06-29-15		50,000	38,625
State Street Capital Trust IV (P)	1.270		06-01-67		50,000	42,688
Insurance 0.0%
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250		04-08-38		25,000	36,688

12SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^	Value
Convertible bonds 0.4%					$413,713
(Cost $379,718)
Consumer staples 0.0%					49,172
Tobacco 0.0%
Vector Group, Ltd. (P)	2.500		01-15-19	35,000	49,172
Financials 0.1%					93,794
Insurance 0.0%
Fidelity National Financial, Inc.	4.250		08-15-18	10,000	20,725
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	2.000		04-01-20	45,000	73,069
Health care 0.2%					155,575
Health care equipment and supplies 0.0%
Hologic, Inc.	2.000		03-01-42	15,000	19,200
Health care providers and services 0.2%
Anthem, Inc.	2.750		10-15-42	50,000	112,125
HealthSouth Corp.	2.000		12-01-43	20,000	24,250
Industrials 0.1%					64,209
Trading companies and distributors 0.1%
Air Lease Corp.	3.875		12-01-18	45,000	64,209
Information technology 0.0%					50,963
Semiconductors and semiconductor equipment 0.0%
Intel Corp.	3.250		08-01-39	30,000	50,963
Municipal bonds 0.0%					$50,193
(Cost $49,961)
State of Hawaii Department of Business Economic Development & Tourism	1.467		07-01-22	50,000	50,193
Term loans (M) 1.7%					$1,780,806
(Cost $1,775,344)
Consumer discretionary 0.2%					237,362
Hotels, restaurants and leisure 0.1%
Four Seasons Holdings, Inc.	3.500		06-27-20	89,545	89,769
Hilton Worldwide Finance LLC	3.500		10-26-20	58,750	58,823
Multiline retail 0.0%
Hudson's Bay Company	4.750		11-04-20	31,622	31,735
Specialty retail 0.1%
The Men's Wearhouse, Inc.	4.500		06-18-21	56,822	57,035
Consumer staples 0.1%					164,188
Food and staples retailing 0.0%
Aramark Services, Inc.	3.250		02-24-21	54,724	54,724
Food products 0.1%
HJ Heinz Company	3.250		06-05-20	109,464	109,464
Financials 0.1%					163,730
Real estate investment trusts 0.1%
Crown Castle Operating Company	3.000		01-31-21	164,169	163,730
Health care 0.6%					642,568
Health care equipment and supplies 0.1%
Biomet, Inc.	3.685		07-25-17	90,000	89,920

SEE NOTES TO FUND'S INVESTMENTS13

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services 0.2%
Catalent Pharma Solutions, Inc.	4.250		05-20-21	54,724	$54,907
Community Health Systems, Inc.	3.750		12-31-19	84,572	84,602
Community Health Systems, Inc.	4.000		01-27-21	40,000	40,100
Pharmaceuticals 0.3%
Endo Luxembourg Finance I Company Sarl	3.250		03-01-21	89,548	89,510
Grifols Worldwide Operations USA, Inc.	3.185		02-27-21	89,548	89,751
Mallinckrodt International Finance SA	3.250		03-19-21	194,020	193,778
Industrials 0.2%					174,280
Airlines 0.1%
Delta Air Lines, Inc.	3.250		04-20-17	64,664	64,583
US Airways, Inc.	3.500		05-23-19	54,444	54,354
Construction and engineering 0.1%
AECOM	3.750		10-15-21	54,863	55,343
Information technology 0.1%					54,587
Software 0.1%
IMS Health, Inc.	3.500		03-17-21	54,724	54,587
Materials 0.1%					64,533
Containers and packaging 0.1%
Berry Plastics Group, Inc.	3.500		02-08-20	64,670	64,533
Telecommunication services 0.1%					54,481
Wireless telecommunication services 0.1%
SBA Senior Finance II LLC	3.250		03-24-21	54,724	54,481
Utilities 0.2%					225,077
Electric utilities 0.1%
ExGen Texas Power LLC	5.750		09-16-21	45,525	45,658
La Frontera Generation LLC	4.500		09-30-20	89,475	89,520
Independent power and renewable electricity producers 0.1%
Dynegy, Inc.	4.000		04-23-20	89,544	89,899
Collateralized mortgage obligations 2.2%					$2,213,026
(Cost $2,199,943)
Commercial and residential 2.0%					2,072,830
American Home Mortgage Investment Trust Series 2005-1, Class AHM (P)	2.408		06-25-45	26,681	26,462
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.009		12-13-29	29,000	28,907
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (P) (S)	3.595		04-14-33	30,000	27,568
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.727		01-25-35	51,119	50,732
Series 2005-2, Class A1 (P)	2.680		03-25-35	110,479	111,430
Series 2005-5, Class A2 (P)	2.260		08-25-35	104,902	105,355
Bear Stearns ALT-A Trust Series 2004-12, Class 1A1 (P)	0.885		01-25-35	49,166	47,731
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.686		08-15-29	40,000	40,000
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787		01-13-35	45,000	44,374

14SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Carefree Portfolio Trust Series 2014-CARE, Class E (P) (S)	4.186		11-15-19	30,000	$30,379
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.186		12-15-27	45,000	45,093
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.499		02-25-37	50,761	50,761
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.160		10-15-45	347,944	36,525
Series 2013-300P, Class D (P) (S)	4.394		08-10-30	40,000	42,006
Series 2013-CR6, Class XA IO	1.519		03-10-46	341,114	20,736
Series 2014-TWC, Class D (P) (S)	2.430		02-13-32	100,000	99,948
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850		02-10-34	30,000	29,263
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.336		04-15-27	45,000	44,830
DSLA Mortgage Loan Trust Series 2005-AR2, Class X2 IO	2.601		03-19-45	518,079	47,549
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.382		12-15-19	15,000	14,839
Series 2015-NRF, Class EFX (P) (S)	3.382		12-15-19	75,000	71,050
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	2.924		08-19-34	22,311	21,562
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.819		07-10-38	50,000	52,027
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	2.670		05-25-34	64,682	63,576
HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.160		05-19-35	359,107	24,308
Series 2005-9, Class 2A1A (P)	0.521		06-20-35	55,904	52,650
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407		11-05-30	35,000	35,554
IndyMac Index Mortgage Loan Trust Series 2005-AR18, Class 1X IO	2.027		10-25-36	289,366	24,993
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.677		04-15-47	60,000	63,577
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.905		04-15-45	45,000	46,961
Series 2007-CB18, Class A4	5.440		06-12-47	52,518	55,456
Series 2014-FBLU, Class E (P) (S)	3.682		12-15-28	40,000	40,009
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413		09-15-39	50,000	52,456
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.582		10-25-35	102,058	98,759
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414		07-12-46	41,026	42,619
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.295		09-09-32	85,000	88,783
Queens Center Mortgage Trust Series 2013-QCA, Class D (P) (S)	3.474		01-11-37	25,000	24,324
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.388		01-05-35	25,000	23,086
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.620		03-25-44	34,042	33,253
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.739		05-10-63	310,946	22,566
WaMu Mortgage Pass Through Certificates

SEE NOTES TO FUND'S INVESTMENTS15

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-AR19, Class A1A2 (P)	0.475		12-25-45	34,100	$31,115
Series 2005-AR3, Class A2 (P)	2.441		03-25-35	50,083	50,081
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (P) (S)	2.710		03-18-28	70,000	69,217
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA IO (S)	2.195		11-15-45	381,502	40,360
U.S. Government Agency 0.2%					140,196
Federal Home Loan Mortgage Corp.
Series K022, Class X1 IO	1.295		07-25-22	743,542	55,260
Series K710, Class X1 IO	1.776		05-25-19	288,215	17,237
Federal National Mortgage Association
Series 2014-C02, Class 1M1 (P)	1.135		05-25-24	49,316	49,077
Series 402, Class 3 IO	4.000		11-25-39	31,617	5,783
Series 408, Class C1 IO	4.000		12-25-40	67,210	12,839
Asset backed securities 3.6%					$3,688,835
(Cost $3,674,127)
Aegis Asset Backed Securities Trust Series 2005-4, Class M1 (P)	0.635		10-25-35	65,000	58,909
Ally Auto Receivables Trust Series 2014-2, Class A4	1.840		01-15-20	60,000	60,520
Ally Master Owner Trust
Series 2012-4, Class A	1.720		07-15-19	20,000	20,183
Series 2015-3, Class A	1.630		05-15-20	60,000	60,075
American Express Credit Account Master Trust
Series 2014-1, Class A4	1.490		04-15-20	60,000	60,450
Series 2014-4, Class A	1.430		06-15-20	60,000	60,288
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	275,000	283,256
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	90,000	90,007
Bank of The West Auto Trust Series 2015-1, Class A4 (S)	1.660		09-15-20	100,000	100,014
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.425		07-25-36	90,659	85,126
Series 2006-1A, Class A3 (P) (S)	0.535		07-25-36	30,000	25,571
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840		06-15-20	25,000	25,207
Series 2015-2, Class A4	1.750		01-15-21	50,000	50,031
Capital One Multi-Asset Execution Trust Series 2014-A5, Class A	1.480		07-15-20	95,000	95,629
CarMax Auto Owner Trust
Series 2014-3, Class A3	1.160		06-17-19	50,000	50,117
Series 2015-2, Class A4	1.800		03-15-21	25,000	25,076
Chase Issuance Trust
Series 2014-A7, Class A	1.380		11-15-19	65,000	65,234
Series 2015, Class A2A	1.590		02-18-20	100,000	100,744
Series 2015-A5, Class A	1.360		04-15-20	105,000	104,928
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4 (S)	1.760		12-16-19	20,000	20,140
Series 2015-AA, Class A4 (S)	1.550		02-18-20	90,000	89,845
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	40,000	44,013
Series 2014-A8, Class A8	1.730		04-09-20	75,000	75,766

16SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	179,450	$184,256
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	209,475	211,493
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390		04-15-20	90,000	90,385
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.160		12-25-34	18,917	16,926
Ford Credit Auto Owner Trust
Series 2015, Class AA4	1.640		06-15-20	25,000	25,122
Series 2015-B, Class A4	1.580		08-15-20	30,000	30,044
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	100,000	100,396
Series 2014-4, Class A1	1.400		08-15-19	60,000	60,159
Series 2015-1, Class A1	1.420		01-15-20	60,000	60,033
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590		08-22-23	15,000	15,092
GM Financial Automobile Leasing Trust Series 2015-1, Class A4	1.730		06-20-19	15,000	15,071
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310		10-15-20	85,000	85,264
Series 2015-1, Class A4	1.320		11-16-20	45,000	45,007
Series 2015-2, Class A4	1.470		08-23-21	45,000	45,043
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370		07-15-20	40,000	39,951
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	40,000	40,166
Series 2015, Class AA4	1.650		12-15-21	25,000	25,132
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	0.705		06-25-35	28,883	27,696
Series 2005-WMC1, Class M1 (P)	0.935		09-25-35	11,662	10,570
Nationstar Home Equity Loan Trust Series 2006, Class BAV4 (P)	0.465		09-25-36	50,000	45,855
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.860		03-25-35	60,000	56,901
Series 2005-2, Class M2 (P)	0.635		06-25-35	55,000	52,009
Nissan Auto Receivables Owner Trust Series 2015-A, Class A4	1.500		09-15-21	90,000	89,731
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	60,000	60,081
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260		09-21-20	40,000	40,077
RASC Series Trust Series 2005-KS7, Class M4 (P)	0.765		08-25-35	15,000	14,207
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934		08-25-35	20,000	20,095
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.335		09-25-36	56,394	52,081
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	96,224	101,990
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	0.905		02-25-35	105,000	98,286
Series 2005-2, Class M2 (P)	0.920		03-25-35	45,000	41,907
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	30,000	30,129
Wendys Funding LLC
Series 2015-1A, Class A2I (S)	3.371		06-15-45	70,000	70,273

SEE NOTES TO FUND'S INVESTMENTS17

Income Allocation Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2015-1A, Class A2II (S)	4.080		06-15-45	90,000	$90,000
Westgate Resorts LLC Series 2012-2A, Class B (S)	4.500		01-20-25	31,043	31,202
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370		01-15-20	15,000	15,076
				Shares	Value
Common stocks 1.0%					$983,692
(Cost $950,098)
Financials 1.0%					983,692
Banks 0.8%
Comerica, Inc.				480	23,496
Commerce Bancshares, Inc.				2,014	89,845
Cullen/Frost Bankers, Inc.				305	22,390
First Financial Bancorp				1,339	23,258
First Republic Bank				445	26,945
Glacier Bancorp, Inc.				896	25,213
Prosperity Bancshares, Inc.				830	44,463
SunTrust Banks, Inc.				1,674	71,446
SVB Financial Group (I)				192	25,903
Synovus Financial Corp.				3,417	99,161
TCF Financial Corp.				8,354	131,492
The PNC Financial Services Group, Inc.				757	72,437
U.S. Bancorp				1,511	65,139
Union Bankshares Corp.				2,100	45,381
Consumer finance 0.1%
American Express Company				277	22,082
Capital One Financial Corp.				815	68,101
Insurance 0.1%
MetLife, Inc.				2,429	126,940
Preferred securities 2.1%					$2,142,173
(Cost $2,159,316)
Consumer staples 0.2%					166,581
Food products 0.2%
	Post Holdings, Inc., 5.250%			1,090	97,097
	Tyson Foods, Inc., 4.750%			1,337	69,484
Financials 1.3%					1,302,827
Banks 0.7%
	First Niagara Financial Group, Inc. (8.6250% to 12-15-17, then 3 month LIBOR + 7.3270%)			2,425	65,354
	Huntington Bancshares, Inc., 8.500%			50	67,250
	M&T Bank Corp., Series A, 6.375%			70	71,610
	Regions Financial Corp., 6.375%			3,355	84,378
	Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR +6.390%)			1,992	55,477
	U.S. Bancorp, 3.500%			95	78,260
	U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)			2,250	66,285
	Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)			2,100	54,306
	Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)			1,960	54,702
	Zions Bancorporation, 7.900%			1,975	55,004
	Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)			2,050	57,380
Capital markets 0.0%
	The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)			760	18,894

18SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

		Shares	Value
Financials (continued)
Consumer finance 0.0%
	Ally Financial, Inc., 7.000% (S)	28	$28,280
Diversified financial services 0.1%
	GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	4,500	117,270
Insurance 0.1%
	The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	2,900	90,886
Real estate investment trusts 0.4%
	American Tower Corp., 5.250%	600	61,710
	Colony Capital, Inc., 7.125%	825	19,907
	Crown Castle International Corp., 4.500%	1,066	109,638
	Health Care REIT, Inc., 6.500%	350	22,089
	Weyerhaeuser Company, 6.375%	2,288	124,147
Health care 0.1%			68,898
Pharmaceuticals 0.1%
	Actavis PLC, 5.500%	65	68,898
Industrials 0.1%			155,948
Aerospace and defense 0.0%
	United Technologies Corp., 7.500%	1,110	67,621
Machinery 0.1%
	Stanley Black & Decker, Inc., 6.250%	755	88,327
Utilities 0.4%			447,919
Electric utilities 0.1%
	Exelon Corp., 6.500%	2,519	121,693
	NextEra Energy, Inc., 5.889%	1,025	65,836
Gas utilities 0.1%
	The Laclede Group, Inc., 6.750%	1,220	65,880
Multi-utilities 0.2%
	Dominion Resources, Inc., 6.000%	1,519	86,294
	Dominion Resources, Inc., 6.375%	2,148	108,216
Purchased options 0.1%			$56,274
(Cost $67,803)
Call options 0.1%			45,886
	Over the Counter on the USD vs. CAD (Expiration Date: 1-25-16; Strike Price: $1.35; Counterparty: Toronto-Dominion Bank) (I)	385,000	3,486
	Over the Counter on the USD vs. CAD (Expiration Date: 11-10-15; Strike Price: $1.35; Counterparty: Deutsche Bank Securities) (I)	580,000	3,303
	Over the Counter on the USD vs. CAD (Expiration Date: 2-24-16; Strike Price: $1.35; Counterparty: The Goldman Sachs & Company) (I)	1,400,000	14,479
	Over the Counter on the USD vs. CAD (Expiration Date: 4-19-16; Strike Price: $1.35; Counterparty: RBC Dominion Securities) (I)	1,130,000	14,263
	Over the Counter on the USD vs. CAD (Expiration Date: 4-28-16; Strike Price: $1.35; Counterparty: RBC Dominion Securities) (I)	795,000	10,355
Put options 0.0%			10,388
	Over the Counter on the EUR vs. USD (Expiration Date: 11-10-16; Strike Price: EUR 0.95; Counterparty: Deutsche Bank Securities) (I)	730,000	10,388
	Yield (%)	Shares	Value
Short-term investments 0.9%			$887,410
(Cost $887,410)
Money market funds 0.9%			887,410
State Street Institutional U.S. Government Money Market Fund	0.0000(Y)	887,410	887,410
Total investments (Cost $102,657,723)† 99.2%			$101,293,100
Other assets and liabilities, net 0.8%			$866,926
Total net assets 100.0%			$102,160,026

SEE NOTES TO FUND'S INVESTMENTS19

Income Allocation Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
SPDR	Standard & Poor's Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $102,747,849. Net unrealized depreciation aggregated $1,454,749, of which $459,662 related to appreciated investment securities and $1,914,411 related to depreciated investment securities.

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Deutsche Investment Management Americas Inc.	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

20SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Affiliated investment companies	$44,387,737	$44,387,737	—	—
Unaffiliated investment companies	12,304,685	12,304,685	—	—
Corporate bonds	15,879,107	—	$15,879,107	—
U.S. Government and Agency obligations	10,574,297	—	10,574,297	—
Foreign government obligations	5,464,612	—	5,464,612	—
Capital preferred securities	466,540	—	466,540	—
Convertible bonds	413,713	—	413,713	—
Municipal bonds	50,193	—	50,193	—
Term loans	1,780,806	—	1,780,806	—
Collateralized mortgage obligations	2,213,026	—	2,213,026	—
Asset backed securities	3,688,835	—	3,688,835	—
Common stocks	983,692	983,692	—	—
Preferred securities	2,142,173	2,016,796	125,377	—
Purchased options	56,274	—	56,274	—
Short-term investments	887,410	887,410	—	—
Total investments in securities	$101,293,100	$60,580,320	$40,712,780	—
Other financial instruments:
Futures	($8,510)	($8,510)	—	—
Forward foreign currency contracts	$245,505	—	$245,505	—
Written options	($119)	—	($119)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other

21

referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2015, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at May 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	8	Short	Sep 2015	($1,236,490)	($1,245,000)	($8,510)
						($8,510)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	185,000	NZD	198,357	JPMorgan Chase Bank N.A.	6/3/2015	$709	—	$709
CAD	770,000	MXN	9,519,344	Royal Bank of Canada	7/30/2015	3,032	—	3,032
CAD	235,153	NZD	265,000	Australia and New Zealand Banking Group	7/30/2015	1,904	—	1,904
CAD	45,319	NZD	50,000	JPMorgan Chase Bank N.A.	7/30/2015	1,123	—	1,123
CAD	640,246	NZD	720,000	Royal Bank of Canada	7/30/2015	6,249	—	6,249
CAD	61,944	NZD	70,000	U.S. Bank	7/30/2015	365	—	365
CAD	268,206	USD	220,000	Bank of Montreal	7/30/2015	—	($4,526)	(4,526)
CAD	469,368	USD	380,000	Bank of Nova Scotia	7/30/2015	—	(2,916)	(2,916)
CAD	447,986	USD	365,000	Deutsche Bank AG London	7/30/2015	—	(5,093)	(5,093)
CAD	224,786	USD	185,000	Royal Bank of Canada	7/30/2015	—	(4,410)	(4,410)
EUR	125,000	GBP	92,351	JPMorgan Chase Bank N.A.	7/30/2015	—	(3,693)	(3,693)
EUR	50,000	USD	56,018	State Street Bank and Trust Company	7/30/2015	—	(1,059)	(1,059)
GBP	74,860	EUR	100,000	HSBC Bank USA	7/30/2015	4,451	—	4,451
GBP	150,000	SGD	304,262	HSBC Bank USA	7/30/2015	3,763	—	3,763
GBP	115,000	USD	175,389	Deutsche Bank AG London	7/30/2015	303	—	303
MXN	9,284,273	USD	601,099	Bank of Montreal	7/30/2015	—	(723)	(723)
NZD	196,988	AUD	185,000	JPMorgan Chase Bank N.A.	6/3/2015	—	(1,681)	(1,681)
USD	1,304,932	AUD	1,648,682	Australia and New Zealand Banking Group	7/30/2015	48,346	—	48,346
USD	365,000	CAD	445,647	Deutsche Bank AG London	7/30/2015	6,973	—	6,973
USD	595,000	CAD	727,519	Royal Bank of Canada	7/30/2015	10,520	—	10,520
USD	4,257,084	CAD	5,138,705	Toronto Dominion Bank	7/30/2015	128,712	—	128,712
USD	185,000	CAD	230,402	U.S. Bank	7/30/2015	—	(102)	(102)
USD	687,632	EUR	615,000	Citibank N.A.	7/30/2015	11,638	—	11,638
USD	59,919	EUR	55,000	U.S. Bank	7/30/2015	—	(536)	(536)
USD	468,055	GBP	308,200	HSBC Bank USA	7/30/2015	—	(2,802)	(2,802)
USD	54,319	NOK	410,000	Deutsche Bank AG London	7/30/2015	1,642	—	1,642
USD	391,065	NOK	2,964,075	Goldman Sachs Bank USA	7/30/2015	10,241	—	10,241

22

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	330,126	NZD	439,582	Toronto Dominion Bank	7/30/2015	19,906	—	19,906
USD	454,450	SEK	3,784,886	Citibank N.A.	7/30/2015	10,038	—	10,038
USD	273,322	SGD	364,720	Bank of Montreal	7/30/2015	3,131	—	3,131
						$273,046	($27,541)	$245,505

Currency abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
MXN	Mexican Peso	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended May 31, 2015, the fund used purchased options and wrote option contracts to manage against anticipated changes in currency exchange rates. The following tables summarize the fund's written options activities during the period ended May 31, 2015 and the contracts held at May 31, 2015.

	Notional amount	Premiums received
Outstanding, beginning of period	—	—
Options written	290,000	$1,802
Outstanding, end of period	290,000	$1,802

Foreign currency options (OTC)

Description	Counterparty	Exercise rate	Expiration date		Notional amount	Premium	Value
Calls
New Zealand Dollar versus Canadian Dollar	Canadian Imperial Bank of Commerce	0.93	Jul2015	NZD	290,000	$1,802	($119)
					290,000	$1,802	($119)

Investments in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Core High Yield	—	294,310	—	294,310	$95,419	—	—	$3,084,371
Emerging Markets Debt	—	432,166	—	432,166	106,523	—	—	4,083,968
Floating Rate Income	—	452,809	—	452,809	102,549	$9,941	—	4,088,862
Global Bond	—	168,846	—	168,846	—	—	—	1,997,449
Global Equity	—	283,231	(1,599)	281,632	80,454	164,238	($810)	3,145,828
Global Income	—	211,720	—	211,720	54,596	—	—	2,043,102
Global Real Estate	—	218,274	(4,833)	213,441	49,593	—	1,746	2,010,610
Global Shareholder Yield	—	964,392	(799)	963,593	238,210	392,493	57	11,158,387
High Yield	—	465,714	—	465,714	145,110	—	—	4,116,913
Investment Quality Bond	—	163,445	—	163,445	20,678	15,009	—	2,028,355
Short Duration Credit Opportunities	—	357,800	—	357,800	59,529	—	—	3,556,531

23

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
U.S. High Yield Bond	—	261,118	—	261,118	88,522	116,190	—	3,073,361
					$1,041,182	$697,871	$993	$44,387,737

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual shareholder report.

24

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	448Q3	05/15
This report is for the information of the shareholders of John Hancock Income Allocation Fund.		7/15

John Hancock

Natural Resources Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Natural Resources Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 94.5%		$632,486,340
(Cost $842,376,524)
Consumer staples 0.4%		2,639,972
Food products 0.4%
Adecoagro SA (I)	273,289	2,639,972
Energy 69.5%		464,882,786
Energy equipment and services 16.1%
Cameron International Corp. (I)	291,300	14,952,429
Core Laboratories NV (L)	31,070	3,650,104
Dril-Quip, Inc. (I)	188,964	14,281,893
FMC Technologies, Inc. (I)	126,254	5,276,155
Halliburton Company	423,174	19,212,100
Independence Contract Drilling, Inc. (I)(L)	356,278	2,615,081
National Oilwell Varco, Inc.	66,141	3,253,476
Patterson-UTI Energy, Inc.	407,116	8,223,743
Rowan Companies PLC, Class A	158,634	3,407,458
Schlumberger, Ltd.	260,309	23,628,248
Superior Energy Services, Inc.	401,445	9,269,365
Oil, gas and consumable fuels 53.4%
Africa Oil Corp. (I)(L)	274,700	585,361
Anadarko Petroleum Corp.	322,886	26,996,498
Antero Resources Corp. (I)	185,673	7,428,777
Bankers Petroleum, Ltd. (I)	803,280	1,963,631
Canadian Natural Resources, Ltd.	164,646	5,077,683
Cheniere Energy, Inc. (I)	56,282	4,267,864
Cimarex Energy Company	115,073	13,292,082
Cobalt International Energy, Inc. (I)	404,633	4,111,071
Concho Resources, Inc. (I)	222,564	26,774,449
CONSOL Energy, Inc.	357,300	9,947,232
Crew Energy, Inc. (I)	502,066	2,256,794
Devon Energy Corp.	324,638	21,172,890
EOG Resources, Inc.	226,490	20,087,398
Genel Energy PLC (I)	420,746	3,401,240
Gulfport Energy Corp. (I)	172,608	7,449,761
Hess Corp.	110,812	7,482,026
Kinder Morgan, Inc.	182,548	7,573,917
Kosmos Energy, Ltd. (I)	394,886	3,510,537
Laredo Petroleum, Inc. (I)(L)	393,905	5,364,986
Lekoil, Ltd. (I)(L)	4,006,351	1,533,056
Marathon Oil Corp.	460,177	12,512,213
Marathon Petroleum Corp.	171,010	17,692,695
MEG Energy Corp. (I)	369,214	5,937,826
Newfield Exploration Company (I)	179,441	6,784,664
Noble Energy, Inc.	483,425	21,164,347
NuVista Energy, Ltd. (I)	438,207	2,713,247
Oasis Petroleum, Inc. (I)(L)	174,523	2,963,401
Occidental Petroleum Corp.	119,135	9,315,166
Oil Search, Ltd.	742,711	4,292,484
PDC Energy, Inc. (I)	221,216	13,193,322
Phillips 66	177,381	14,034,385
Pioneer Natural Resources Company	48,287	7,138,267

2SEE NOTES TO FUND'S INVESTMENTS

Natural Resources Fund

			Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
	Range Resources Corp.		229,336	$12,707,508
	Rice Energy, Inc. (I)		309,369	6,784,462
	Seven Generations Energy, Ltd., Class A (I)(L)		192,544	2,585,626
	Suncor Energy, Inc.		620,991	18,151,567
	The Williams Companies, Inc.		151,435	7,738,329
	Western Refining, Inc.		129,375	5,689,913
	Whiting Petroleum Corp. (I)		164,779	5,436,059
Materials 23.6%				158,054,298
Chemicals 3.3%
	Cytec Industries, Inc.		50,675	3,065,331
	Flotek Industries, Inc. (I)		300,245	3,449,815
	FMC Corp.		124,241	7,102,858
	Potash Corp. of Saskatchewan, Inc.		259,036	8,154,453
Containers and packaging 0.4%
	Packaging Corp. of America		42,575	2,945,339
Metals and mining 19.9%
	African Rainbow Minerals, Ltd.		284,454	2,294,792
	Agnico Eagle Mines, Ltd. (L)		247,356	7,957,443
	Alacer Gold Corp. (I)		1,507,194	3,429,848
	B2Gold Corp. (I)(L)		2,538,917	4,307,748
	Barrick Gold Corp. (L)		645,588	7,656,674
	BHP Billiton, Ltd., ADR (L)		176,361	7,870,991
	Century Aluminum Company (I)		135,273	1,512,352
	Constellium NV, Class A (I)		460,218	6,268,169
	Eldorado Gold Corp.		1,302,478	6,273,595
	First Quantum Minerals, Ltd.		750,516	9,704,324
	Freeport-McMoRan, Inc.		247,418	4,861,764
	Glencore PLC (I)		2,505,438	11,051,155
	Guyana Goldfields, Inc. (I)(L)		970,887	2,880,808
	Ivanhoe Mines, Ltd., Class A (I)		923,288	890,918
	Kinross Gold Corp. (I)		948,960	2,230,056
	Lonmin PLC (I)		27,037	58,338
	Lundin Mining Corp. (I)		1,671,149	7,565,591
	Platinum Group Metals, Ltd. (I)		485,581	207,392
	Randgold Resources, Ltd., ADR		163,714	11,825,062
	Reliance Steel & Aluminum Company		140,287	8,950,311
	Rio Tinto PLC, ADR (L)		230,140	10,073,228
	Silver Wheaton Corp.		229,028	4,367,564
	South32, Ltd., ADR (I)		69,796	577,213
	Southern Copper Corp. (L)		252,650	7,584,553
	Tahoe Resources, Inc.		211,341	2,936,613
Utilities 1.0%				6,909,284
Independent power and renewable electricity producers 1.0%
	Nextera Energy Partners LP		58,710	2,774,048
	Terraform Power, Inc., Class A		103,046	4,135,236
	Yield (%)		Shares	Value
Securities lending collateral 7.2%				$48,262,289
(Cost $48,261,964)
John Hancock Collateral Trust (W)	0.1434(Y	)	4,823,721	48,262,289

SEE NOTES TO FUND'S INVESTMENTS3

Natural Resources Fund

	Par value	Value
Short-term investments 2.8%		$18,770,000
(Cost $18,770,000)
Repurchase agreement 2.8%		18,770,000
Repurchase Agreement with State Street Corp. dated 5-29-15 at 0.000% to be repurchased at $18,770,000 on 6-1-15, collateralized by $19,150,000 Federal National Mortgage Association, 1.670% due 2-10-20 (valued at $19,150,000, including interest)	18,770,000	18,770,000
Total investments (Cost $909,408,488)† 104.5%		$699,518,629
Other assets and liabilities, net (4.5%)		($30,421,494)
Total net assets 100.0%		$669,097,135

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $47,173,895.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $911,674,385. Net unrealized depreciation aggregated $212,155,747, of which $5,529,291 related to appreciated investment securities and $217,685,038 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 5-31-15:

United States	73.9%
Canada	15.2%
United Kingdom	2.0%
Australia	1.9%
Jersey, Channel Islands	1.8%
Switzerland	1.7%
Netherlands	1.5%
Mexico	1.1%
Luxembourg	0.4%
South Africa	0.4%
Other countries	0.1%
Total	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer staples	$2,639,972	$2,639,972	—	—
Energy	464,882,786	455,656,006	$9,226,780	—
Materials	158,054,298	144,650,013	13,404,285	—
Utilities	6,909,284	6,909,284	—	—
Securities lending collateral	48,262,289	48,262,289	—	—
Short-term investments	18,770,000	—	18,770,000	—
Total investments in securities	$699,518,629	$658,117,564	$41,401,065	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	354Q3	05/15
This report is for the information of the shareholders of John Hancock Natural Resources Fund.		7/15

John Hancock

Strategic Income Opportunities Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Strategic Income Opportunities Fund

As of 5-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 41.2%						$2,111,277,012
(Cost $2,097,161,382)
Consumer discretionary 7.7%						393,799,327
Auto components 0.7%
American Axle & Manufacturing, Inc.	6.625		10-15-22		11,440,000	12,283,700
Johnson Controls, Inc.	5.500		01-15-16		3,780,000	3,890,554
The Goodyear Tire & Rubber Company	7.000		05-15-22		18,125,000	19,846,875
The Goodyear Tire & Rubber Company	8.750		08-15-20		1,905,000	2,290,763
Automobiles 0.8%
FCA US LLC	8.250		06-15-21		1,805,000	1,993,623
Ford Motor Company	4.750		01-15-43		10,520,000	10,651,511
Ford Motor Company	6.625		10-01-28		6,849,000	8,564,072
General Motors Financial Company, Inc.	3.250		05-15-18		4,915,000	5,031,830
General Motors Financial Company, Inc.	4.375		09-25-21		11,325,000	11,795,259
Volkswagen International Finance NV (S)	1.150		11-20-15		3,955,000	3,967,696
Distributors 0.2%
Ferrellgas LP	6.750		01-15-22		9,958,000	10,182,055
Hotels, restaurants and leisure 0.4%
Arcos Dorados Holdings, Inc. (S)	10.250		07-13-16	BRL	16,061,000	4,649,993
New Red Finance, Inc. (S)	4.625		01-15-22		13,570,000	13,586,963
Internet and catalog retail 0.5%
QVC, Inc.	4.450		02-15-25		15,130,000	14,990,501
QVC, Inc.	5.950		03-15-43		9,510,000	9,215,751
Media 3.6%
21st Century Fox America, Inc.	6.200		12-15-34		8,350,000	10,073,256
Cablevision Systems Corp.	8.000		04-15-20		9,620,000	10,582,000
Cablevision Systems Corp.	8.625		09-15-17		3,325,000	3,686,594
CBS Corp.	3.500		01-15-25		20,645,000	20,087,678
CCO Holdings LLC	5.750		01-15-24		14,052,000	14,473,560
CCO Holdings LLC	7.000		01-15-19		5,467,000	5,682,263
Cox Communications, Inc.	5.500		10-01-15		5,240,000	5,322,614
DISH DBS Corp.	5.000		03-15-23		9,400,000	9,094,500
DISH DBS Corp.	5.875		11-15-24		4,465,000	4,476,163
DISH DBS Corp.	7.875		09-01-19		19,105,000	21,588,650
Lamar Media Corp.	5.000		05-01-23		5,380,000	5,460,700
LIN Television Corp. (S)	5.875		11-15-22		7,100,000	7,277,500
Numericable Group SA (S)	6.250		05-15-24		10,360,000	10,502,450
Outfront Media Capital LLC	5.625		02-15-24		10,305,000	10,794,488
Sirius XM Radio, Inc. (S)	4.625		05-15-23		8,935,000	8,622,275
Sirius XM Radio, Inc. (S)	5.250		08-15-22		11,510,000	12,143,050
Sirius XM Radio, Inc. (S)	5.875		10-01-20		10,985,000	11,438,131
Univision Communications, Inc. (S)	6.750		09-15-22		9,162,000	9,917,865
Virgin Media Secured Finance PLC	5.250		01-15-21		1,260,000	1,345,050
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875		08-15-36		4,529,000	4,862,887
Specialty retail 1.2%
L Brands, Inc.	5.625		10-15-23		13,955,000	15,315,613
L Brands, Inc.	7.000		05-01-20		9,968,000	11,413,360
New Look Bondco I PLC (S)	8.750		05-14-18	GBP	4,430,000	7,092,425
The Home Depot, Inc.	5.400		03-01-16		12,811,000	13,282,534
The Men's Wearhouse, Inc. (S)	7.000		07-01-22		14,065,000	14,908,900

2SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.2%
PVH Corp.	4.500		12-15-22		11,245,000	$11,413,675
Consumer staples 2.8%						142,196,696
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc.	9.750		11-17-15	BRL	7,468,000	2,296,909
Constellation Brands, Inc.	3.750		05-01-21		370,000	372,313
Cott Beverages, Inc. (S)	5.375		07-01-22		13,975,000	13,695,500
The Coca-Cola Company	1.800		09-01-16		12,779,000	12,950,865
Food products 1.7%
B&G Foods, Inc.	4.625		06-01-21		16,850,000	16,828,938
HJ Heinz Company	4.250		10-15-20		14,495,000	14,839,256
HJ Heinz Company (S)	4.875		02-15-25		14,270,000	15,375,925
JBS Investments GmbH (S)	7.750		10-28-20		3,520,000	3,907,200
Post Holdings, Inc. (S)	6.000		12-15-22		5,825,000	5,446,375
Post Holdings, Inc. (S)	6.750		12-01-21		14,780,000	14,632,200
TreeHouse Foods, Inc.	4.875		03-15-22		12,870,000	12,934,350
Tyson Foods, Inc.	6.600		04-01-16		4,880,000	5,098,502
Household products 0.3%
Kimberly-Clark Corp. (S)	4.279		12-21-15		14,460,000	14,761,983
Tobacco 0.2%
Altria Group, Inc.	4.125		09-11-15		8,968,000	9,056,380
Energy 1.3%						67,291,869
Energy equipment and services 0.2%
TerraForm Power Operating LLC (S)	5.875		02-01-23		10,335,000	10,670,888
Oil, gas and consumable fuels 1.1%
Ecopetrol SA	4.250		09-18-18		1,535,000	1,619,425
Ecopetrol SA	5.875		09-18-23		4,480,000	4,813,760
Exxon Mobil Corp.	2.709		03-06-25		18,965,000	18,805,353
Petroleos Mexicanos	6.000		03-05-20		2,120,000	2,395,176
Petroleos Mexicanos (S)	7.650		11-24-21	MXN	132,977,000	8,842,480
The Williams Companies, Inc.	4.550		06-24-24		19,725,000	20,144,787
Financials 13.6%						695,051,766
Banks 10.0%
ANZ National International, Ltd.	2.950		07-27-15	SGD	2,750,000	2,044,094
Asian Development Bank	3.250		07-20-17	NZD	11,400,000	8,044,717
Asian Development Bank	5.000		03-09-22	AUD	16,350,000	14,052,178
Avenue Financial Holdings, Inc. (6.750% to 1-1-20, then 3 month LIBOR + 4.950%) (S)	6.750		12-29-24		4,480,000	4,491,200
Bancolombia SA	5.950		06-03-21		4,695,000	5,190,323
Bank of America Corp. (P)	1.031		09-15-26		26,395,000	23,993,055
Bank of Montreal	0.800		11-06-15		8,390,000	8,404,020
BNC Bancorp (5.500% to 10-1-19, then 3 month LIBOR + 3.590%)	5.500		10-01-24		4,500,000	4,491,527
Cadence Financial Corp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (S)	6.500		03-11-25		4,480,000	4,480,000
Canadian Imperial Bank of Commerce	0.900		10-01-15		6,441,000	6,450,984
Canadian Imperial Bank of Commerce	2.350		12-11-15		11,195,000	11,302,528
Citigroup, Inc.	6.250		06-29-17	NZD	10,796,000	7,997,773
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900		02-15-23		12,715,000	12,699,106
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950		01-30-23		12,455,000	12,470,569
Eagle Bancorp, Inc.	5.750		09-01-24		4,460,000	4,571,500
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		14,750,000	13,938,750

SEE NOTES TO FUND'S INVESTMENTS3

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
First Niagara Financial Group, Inc.	7.250		12-15-21		14,210,000	$15,865,806
Heartland Financial USA, Inc.	5.750		12-30-24		4,475,000	4,475,000
Independent Bank Group, Inc.	5.875		08-01-24		6,165,000	6,388,481
Inter-American Development Bank	3.750		10-09-18	AUD	13,310,000	10,610,947
Inter-American Development Bank	6.500		08-20-19	AUD	12,200,000	10,799,969
International Bank for Reconstruction & Development	1.375		06-23-19	SEK	75,040,000	9,176,592
International Bank for Reconstruction & Development	2.125		05-29-17	NOK	31,200,000	4,090,204
International Bank for Reconstruction & Development	3.375		08-13-17	NZD	5,170,000	3,659,302
International Bank for Reconstruction & Development	3.625		06-22-20	NOK	65,350,000	9,223,211
International Bank for Reconstruction & Development	3.750		01-23-19	AUD	8,355,000	6,670,565
International Bank for Reconstruction & Development	4.500		08-16-16	NZD	16,555,000	11,894,842
International Bank for Reconstruction & Development	4.625		02-26-19	NZD	12,742,000	9,335,556
International Bank for Reconstruction & Development	4.625		10-06-21	NZD	25,025,000	18,461,815
International Finance Corp.	3.250		07-22-19	AUD	15,965,000	12,539,497
International Finance Corp.	3.875		02-26-18	NZD	12,705,000	9,097,629
International Finance Corp.	6.450		10-30-18	INR	847,840,000	13,170,236
International Finance Corp.	10.000		06-12-17	BRL	15,285,000	4,701,158
JPMorgan Chase & Co.	4.250		11-02-18	NZD	13,905,000	9,921,100
KFW	6.000		01-19-16	AUD	10,200,000	7,981,696
KFW	6.000		08-20-20	AUD	18,700,000	16,534,249
Landwirtschaftliche Rentenbank	6.500		04-12-17	AUD	14,260,000	11,748,580
National Australia Bank, Ltd. (S)	2.750		09-28-15		4,200,000	4,229,736
National Australia Bank, Ltd.	6.000		02-15-17	AUD	14,740,000	11,926,161
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000		10-15-24		9,920,000	10,247,925
Regions Bank	6.450		06-26-37		1,250,000	1,525,125
Regions Financial Corp.	7.375		12-10-37		3,970,000	5,052,647
Royal Bank of Canada (P)	0.634		03-08-16		8,294,000	8,314,826
Royal Bank of Canada	0.850		03-08-16		15,435,000	15,478,172
Royal Bank of Canada	2.625		12-15-15		12,820,000	12,973,430
Synovus Financial Corp.	5.125		06-15-17		14,810,000	15,194,764
Synovus Financial Corp.	7.875		02-15-19		7,175,000	8,107,750
The Bank of Nova Scotia	0.535		12-31-15		9,410,000	9,416,493
The Bank of Nova Scotia (P)	0.795		07-15-16		6,725,000	6,754,859
The Bank of Nova Scotia	2.900		03-29-16		14,635,000	14,924,671
The Toronto-Dominion Bank (P)	0.446		07-13-16		5,730,000	5,732,143
Westpac Banking Corp.	3.000		12-09-15		15,194,000	15,402,735
Westpac Banking Corp.	5.000		10-21-19	GBP	3,115,000	5,404,110
Westpac Banking Corp.	7.250		02-11-20	AUD	5,300,000	4,776,487
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800		12-29-49		8,290,000	7,979,125
Capital markets 0.6%
Hongkong Land Treasury Services Pte, Ltd.	3.860		12-29-17	SGD	2,500,000	1,921,677
Stifel Financial Corp.	4.250		07-18-24		22,280,000	22,366,246
Temasek Financial I, Ltd.	3.265		02-19-20	SGD	5,250,000	4,089,178
Consumer finance 0.1%
HSBC Finance Corp.	5.000		06-30-15		4,155,000	4,170,951
Diversified financial services 0.6%
General Electric Capital Australia Funding Pty, Ltd.	5.750		02-17-17	AUD	1,235,000	992,379
General Electric Capital Australia Funding Pty, Ltd.	7.000		10-08-15	AUD	5,660,000	4,393,942
General Electric Capital Corp.	4.250		01-17-18	NZD	5,515,000	3,951,699
General Electric Capital Corp.	4.875		04-05-16	SEK	41,000,000	4,999,952

4SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Diversified financial services (continued)
General Electric Capital Corp.	6.250		09-29-20	GBP	2,300,000	$4,238,238
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125		06-15-22		12,685,000	14,809,738
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-68		29,455,000	40,095,619
MetLife, Inc.	6.400		12-15-66		7,920,000	9,052,560
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42		5,675,000	6,111,975
Real estate investment trusts 0.7%
American Tower Corp.	4.700		03-15-22		3,195,000	3,377,502
Corrections Corp. of America	4.125		04-01-20		7,680,000	7,795,200
Crown Castle Towers LLC (S)	4.883		08-15-40		5,791,000	6,326,361
Host Hotels & Resorts LP	5.250		03-15-22		5,035,000	5,543,475
Trust F/1401 (S)	5.250		12-15-24		10,470,000	11,072,025
Real estate management and development 0.5%
CapitaMalls Asia Treasury, Ltd.	3.950		08-24-17	SGD	7,750,000	5,961,768
CBRE Services, Inc.	5.000		03-15-23		8,400,000	8,652,000
Kennedy-Wilson, Inc.	5.875		04-01-24		10,535,000	10,719,363
Health care 6.3%						325,730,418
Health care providers and services 3.4%
Community Health Systems, Inc.	6.875		02-01-22		12,900,000	13,786,875
Community Health Systems, Inc.	7.125		07-15-20		2,170,000	2,313,763
Community Health Systems, Inc.	8.000		11-15-19		7,090,000	7,533,125
DaVita HealthCare Partners, Inc.	5.000		05-01-25		6,295,000	6,239,919
DaVita HealthCare Partners, Inc.	5.125		07-15-24		9,280,000	9,378,600
Express Scripts Holding Company	3.500		06-15-24		12,388,000	12,441,429
HCA Holdings, Inc.	6.250		02-15-21		15,533,000	16,969,803
HCA, Inc.	5.000		03-15-24		19,050,000	19,859,625
HCA, Inc.	7.500		02-15-22		13,700,000	16,029,000
HCA, Inc.	8.000		10-01-18		1,635,000	1,904,775
LifePoint Health, Inc.	5.500		12-01-21		32,455,000	34,118,319
Tenet Healthcare Corp.	4.375		10-01-21		17,911,000	17,552,780
UnitedHealth Group, Inc.	0.850		10-15-15		3,130,000	3,135,177
UnitedHealth Group, Inc.	5.375		03-15-16		9,055,000	9,390,307
WellCare Health Plans, Inc.	5.750		11-15-20		5,171,000	5,439,246
Pharmaceuticals 2.9%
AbbVie, Inc. (P)	1.040		11-06-15		6,175,000	6,188,721
AbbVie, Inc.	1.200		11-06-15		12,590,000	12,614,374
Endo Finance LLC (S)	5.750		01-15-22		6,925,000	7,028,875
Endo Finance LLC (S)	6.000		02-01-25		3,680,000	3,726,000
Endo Finance LLC (S)	7.250		01-15-22		6,735,000	7,155,938
Forest Laboratories, Inc. (S)	4.875		02-15-21		15,810,000	17,268,836
Forest Laboratories, Inc. (S)	5.000		12-15-21		16,625,000	18,237,110
Grifols Worldwide Operations, Ltd.	5.250		04-01-22		13,265,000	13,530,300
Mallinckrodt International Finance SA (S)	5.750		08-01-22		10,085,000	10,564,038
Merck & Company, Inc. (P)	0.466		05-18-16		4,755,000	4,762,052
Merck & Company, Inc.	2.250		01-15-16		15,995,000	16,172,337
Merck & Company, Inc.	2.750		02-10-25		12,875,000	12,518,079
Quintiles Transnational Corp. (S)	4.875		05-15-23		5,325,000	5,404,875
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23		6,525,000	6,655,500

SEE NOTES TO FUND'S INVESTMENTS5

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (S)	7.000		10-01-20		240,000	$251,100
Valeant Pharmaceuticals International, Inc. (S)	7.500		07-15-21		6,910,000	7,559,540
Industrials 1.0%						52,231,855
Aerospace and defense 0.4%
Lockheed Martin Corp.	2.900		03-01-25		19,920,000	19,589,826
Airlines 0.3%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		07-02-24		1,235,243	1,432,882
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		02-10-24		3,689,440	4,330,664
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26		1,758,704	1,987,336
US Airways 2012-1 Class B Pass Through Trust	8.000		04-01-21		5,673,276	6,439,168
Construction and engineering 0.2%
AECOM (S)	5.750		10-15-22		11,404,000	11,803,140
Road and rail 0.1%
Norfolk Southern Corp.	5.750		01-15-16		6,465,000	6,648,839
Information technology 1.9%						99,102,146
Electronic equipment, instruments and components 0.3%
Zebra Technologies Corp. (S)	7.250		10-15-22		13,085,000	14,197,225
IT services 0.6%
IBM Corp. (P)	0.349		02-05-16		5,905,000	5,908,378
IBM Corp.	2.750		12-21-20	GBP	5,515,000	8,799,552
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		13,790,000	14,686,350
Semiconductors and semiconductor equipment 0.4%
Micron Technology, Inc. (S)	5.250		08-01-23		11,855,000	11,855,000
Micron Technology, Inc.	5.875		02-15-22		11,460,000	12,033,000
Technology hardware, storage and peripherals 0.6%
Apple, Inc.	0.450		05-03-16		5,040,000	5,042,495
Hewlett-Packard Company	2.125		09-13-15		11,995,000	12,035,267
Hewlett-Packard Company	2.650		06-01-16		14,335,000	14,544,879
Materials 2.4%						121,721,155
Chemicals 0.4%
Platform Specialty Products Corp. (S)	6.500		02-01-22		7,875,000	8,268,750
W.R. Grace & Company (S)	5.125		10-01-21		9,400,000	9,705,500
Construction materials 0.6%
Cemex Finance LLC (S)	9.375		10-12-22		9,510,000	10,734,413
Cemex SAB de CV (S)	6.125		05-05-25		21,500,000	21,693,500
Containers and packaging 1.3%
Ball Corp.	4.000		11-15-23		16,580,000	15,978,975
Crown Americas LLC	4.500		01-15-23		11,295,000	11,153,813
Crown Cork & Seal Company, Inc.	7.375		12-15-26		3,329,000	3,828,350
Sealed Air Corp. (S)	4.875		12-01-22		8,620,000	8,684,650
Sealed Air Corp. (S)	5.125		12-01-24		8,620,000	8,770,850
Sealed Air Corp. (S)	6.500		12-01-20		15,235,000	16,987,025
Metals and mining 0.1%
Rio Tinto Finance USA, Ltd.	7.125		07-15-28		3,065,000	3,977,123
Rio Tinto Finance USA, Ltd.	9.000		05-01-19		1,540,000	1,938,206

6SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services 2.2%						$113,395,152
Diversified telecommunication services 1.7%
AT&T, Inc.	0.800		12-01-15		3,497,000	3,499,263
Frontier Communications Corp.	7.125		03-15-19		1,045,000	1,110,313
Frontier Communications Corp.	7.125		01-15-23		10,460,000	10,015,450
Frontier Communications Corp.	9.250		07-01-21		1,815,000	1,987,425
HC2 Holdings, Inc. (S)	11.000		12-01-19		26,975,000	27,581,938
T-Mobile USA, Inc.	6.125		01-15-22		16,150,000	16,937,313
T-Mobile USA, Inc.	6.250		04-01-21		5,882,000	6,231,979
T-Mobile USA, Inc.	6.625		04-01-23		3,450,000	3,631,125
T-Mobile USA, Inc.	6.836		04-28-23		3,940,000	4,196,100
Verizon Communications, Inc. (S)	4.272		01-15-36		11,420,000	10,595,659
Wireless telecommunication services 0.5%
America Movil SAB de CV	7.125		12-09-24	MXN	202,160,000	12,966,733
SBA Telecommunications, Inc.	5.750		07-15-20		3,495,000	3,669,750
SBA Tower Trust (S)	5.101		04-15-42		4,191,000	4,349,973
Vodafone Group PLC (P)	0.662		02-19-16		6,625,000	6,622,131
Utilities 2.0%						100,756,628
Electric utilities 0.6%
NRG Yield Operating LLC (S)	5.375		08-15-24		6,000,000	6,180,000
PPL Energy Supply LLC (S)	6.500		06-01-25		11,381,000	11,591,071
RJS Power Holdings LLC (S)	5.125		07-15-19		14,928,000	14,834,700
Gas utilities 0.0%
Southern Gas Networks PLC	4.875		12-21-20	GBP	805,000	1,393,303
Independent power and renewable electricity producers 0.9%
Calpine Corp.	5.750		01-15-25		16,730,000	16,855,475
Calpine Corp. (S)	5.875		01-15-24		1,541,000	1,648,870
Calpine Corp. (S)	6.000		01-15-22		12,321,000	13,183,470
Dynegy, Inc.	5.875		06-01-23		5,305,000	5,278,475
Dynegy, Inc. (S)	7.375		11-01-22		6,150,000	6,549,750
Multi-utilities 0.5%
NiSource Finance Corp.	4.800		02-15-44		8,394,000	8,878,644
NiSource Finance Corp.	5.650		02-01-45		12,186,000	14,362,870
Foreign government obligations 22.8%						$1,169,257,428
(Cost $1,261,259,413)
Australia 3.1%						156,483,443
New South Wales Treasury Corp.	6.000		05-01-20	AUD	37,375,000	33,360,462
New South Wales Treasury Corp.	6.000		03-01-22	AUD	13,140,000	12,087,873
Queensland Treasury Corp. (S)	4.000		06-21-19	AUD	37,440,000	30,426,221
Queensland Treasury Corp.	5.500		06-21-21	AUD	29,960,000	26,394,831
Queensland Treasury Corp.	6.000		10-21-15	AUD	19,000,000	14,740,046
Queensland Treasury Corp.	6.000		04-21-16	AUD	49,918,000	39,474,010
Bermuda 0.3%						15,041,900
Government of Bermuda (S)	4.854		02-06-24		13,960,000	15,041,900
Canada 3.9%						200,461,010
Export Development Canada	3.250		08-08-17	AUD	6,135,000	4,788,733
Government of Canada	1.250		02-01-16	CAD	89,505,000	72,266,147
Government of Canada	1.250		03-01-18	CAD	2,905,000	2,380,413
Government of Canada	1.500		02-01-17	CAD	41,015,000	33,493,385
Government of Canada	1.500		03-01-20	CAD	83,995,000	69,473,510

SEE NOTES TO FUND'S INVESTMENTS7

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Canada (continued)
Province of Ontario	6.250		06-16-15	NZD	12,870,000	$9,139,996
Province of Ontario	6.250		09-29-20	AUD	5,965,000	5,279,596
Province of Quebec	6.750		11-09-15	NZD	5,060,000	3,639,230
Mexico 1.2%						63,045,885
Government of Mexico	4.600		01-23-46		22,850,000	22,478,688
Government of Mexico	4.750		06-14-18	MXN	161,960,000	10,546,863
Government of Mexico	5.000		06-15-17	MXN	233,003,100	15,422,881
Government of Mexico	8.000		12-07-23	MXN	198,247,500	14,597,453
New Zealand 3.4%						173,661,136
Dominion of New Zealand	5.000		03-15-19	NZD	53,300,000	40,352,485
Dominion of New Zealand	6.000		12-15-17	NZD	68,700,000	52,223,567
Dominion of New Zealand	6.000		05-15-21	NZD	85,140,000	69,356,631
New Zealand Local Government Funding Agency	6.000		12-15-17	NZD	15,586,000	11,728,453
Norway 1.6%						81,778,039
Government of Norway (S)	3.750		05-25-21	NOK	160,390,000	23,709,300
Government of Norway (S)	4.250		05-19-17	NOK	124,995,000	17,195,130
Government of Norway (S)	4.500		05-22-19	NOK	278,533,000	40,873,609
Peru 0.2%						10,900,900
Republic of Peru	7.350		07-21-25		8,135,000	10,900,900
Philippines 2.0%						104,616,586
Republic of Philippines	4.950		01-15-21	PHP	659,000,000	15,697,163
Republic of Philippines	5.875		12-16-20	PHP	321,278,240	7,975,295
Republic of Philippines	6.250		01-14-36	PHP	895,000,000	23,185,488
Republic of Philippines	6.500		04-28-21	PHP	792,600,000	20,386,291
Republic of Philippines	7.375		03-03-21	PHP	313,800,000	8,393,307
Republic of Philippines	8.000		07-19-31	PHP	480,000,000	15,571,863
Republic of Philippines	8.125		12-16-35	PHP	419,020,160	13,407,179
Singapore 1.7%						86,910,712
Republic of Singapore	2.375		04-01-17	SGD	36,300,000	27,575,937
Republic of Singapore	2.500		06-01-19	SGD	17,120,000	13,154,779
Republic of Singapore	2.875		07-01-15	SGD	27,350,000	20,313,619
Republic of Singapore	3.250		09-01-20	SGD	32,710,000	25,866,377
South Korea 2.1%						107,540,824
Korea Treasury Bond Coupon Strips	0.275		09-10-15	KRW	654,810,000	588,207
Korea Treasury Bond Coupon Strips	0.678		03-10-16	KRW	654,810,000	583,265
Korea Treasury Bond Coupon Strips	0.991		09-10-16	KRW	654,810,000	578,407
Korea Treasury Bond Coupon Strips	1.238		03-10-17	KRW	654,810,000	573,358
Korea Treasury Bond Coupon Strips	1.444		09-10-17	KRW	654,810,000	568,272
Korea Treasury Bond Coupon Strips	1.610		03-10-18	KRW	654,810,000	563,227
Korea Treasury Bond Coupon Strips	1.755		09-10-18	KRW	654,810,000	557,858
Korea Treasury Bond Principal Strips	1.754		09-10-18	KRW	22,776,000,000	19,403,755
Republic of Korea	3.250		06-10-15	KRW	19,800,000,000	17,871,329
Republic of Korea	3.500		03-10-17	KRW	36,660,000,000	34,087,300
Republic of Korea	4.000		03-10-16	KRW	18,900,000,000	17,351,743
Republic of Korea	5.750		09-10-18	KRW	14,600,000,000	14,814,103
Sweden 1.5%						75,393,747
Kingdom of Sweden	1.500		11-13-23	SEK	273,260,000	34,493,607
Kingdom of Sweden	3.500		06-01-22	SEK	147,715,000	20,998,000

8SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Sweden (continued)
Kingdom of Sweden	5.000		12-01-20	SEK	134,390,000	$19,902,140
Thailand 1.8%						93,423,246
Kingdom of Thailand	3.250		06-16-17	THB	1,844,000,000	56,750,854
Kingdom of Thailand	3.650		12-17-21	THB	1,153,000,000	36,672,392
Capital preferred securities 1.4%						$73,654,193
(Cost $72,878,824)
Financials 1.4%						73,654,193
Banks 1.4%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		06-12-15		19,100,000	15,327,750
JPMorgan Chase Capital XXIII (P)	1.274		06-29-15		10,121,000	8,021,905
SunTrust Preferred Capital I (P)(Q)	4.000		06-29-15		9,340,000	7,775,550
USB Capital IX (P)(Q)	3.500		06-29-15		18,299,000	15,199,149
Wachovia Capital Trust III (P)(Q)	5.570		06-29-15		27,585,000	27,329,839
Convertible bonds 2.0%						$99,479,669
(Cost $80,252,704)
Consumer discretionary 0.2%						11,493,813
Household durables 0.1%
Lennar Corp. (S)	2.750		12-15-20		2,500,000	5,256,250
Internet and catalog retail 0.1%
Liberty Interactive LLC	0.750		03-30-43		3,900,000	6,237,563
Consumer staples 0.1%						6,666,374
Tobacco 0.1%
Vector Group, Ltd. (P)	2.500		01-15-19		4,745,000	6,666,374
Financials 0.4%						19,330,607
Insurance 0.1%
Fidelity National Financial, Inc.	4.250		08-15-18		2,225,000	4,611,313
Thrifts and mortgage finance 0.3%
MGIC Investment Corp.	2.000		04-01-20		9,065,000	14,719,294
Health care 0.6%						31,551,896
Health care equipment and supplies 0.1%
Hologic, Inc. (P)	2.000		03-01-42		3,895,000	4,985,600
Health care providers and services 0.5%
Anthem, Inc.	2.750		10-15-42		9,319,000	20,897,858
HealthSouth Corp.	2.000		12-01-43		4,675,000	5,668,438
Industrials 0.4%						18,019,116
Machinery 0.2%
Trinity Industries, Inc.	3.875		06-01-36		5,385,000	7,424,569
Trading companies and distributors 0.2%
Air Lease Corp.	3.875		12-01-18		7,425,000	10,594,547
Information technology 0.3%						12,417,863
Semiconductors and semiconductor equipment 0.3%
Intel Corp.	3.250		08-01-39		7,310,000	12,417,863

SEE NOTES TO FUND'S INVESTMENTS9

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Term loans (M) 7.6%					$390,603,604
(Cost $390,510,907)
Consumer discretionary 1.3%					64,960,734
Hotels, restaurants and leisure 1.0%
BC Unlimited Liability Company	3.750		12-10-21	15,473,304	15,582,901
Four Seasons Holdings, Inc.	3.500		06-27-20	19,249,974	19,298,099
Hilton Worldwide Finance LLC	3.500		10-26-20	14,546,956	14,565,140
Multiline retail 0.1%
Hudson's Bay Company	4.750		11-04-20	5,491,402	5,511,012
Specialty retail 0.2%
The Men's Wearhouse, Inc.	4.500		06-18-21	9,966,209	10,003,582
Consumer staples 0.8%					43,920,668
Food and staples retailing 0.4%
Aramark Services, Inc.	3.250		02-24-21	22,798,324	22,798,324
Food products 0.4%
HJ Heinz Company	3.250		06-05-20	21,122,344	21,122,344
Financials 0.6%					32,200,683
Real estate investment trusts 0.6%
Crown Castle Operating Company	3.000		01-31-21	32,287,051	32,200,683
Health care 2.4%					121,785,739
Health care equipment and supplies 0.4%
Biomet, Inc.	3.685		07-25-17	22,073,292	22,053,669
Health care providers and services 0.7%
Catalent Pharma Solutions, Inc.	4.250		05-20-21	6,528,144	6,549,902
Community Health Systems, Inc.	3.750		12-31-19	19,545,700	19,552,678
Community Health Systems, Inc.	4.000		01-27-21	8,935,000	8,957,338
Pharmaceuticals 1.3%
Endo Luxembourg Finance I Company Sarl	3.250		03-01-21	12,632,500	12,627,232
Grifols Worldwide Operations USA, Inc.	3.185		02-27-21	16,361,537	16,398,727
Mallinckrodt International Finance SA	3.250		03-19-21	28,966,718	28,930,509
Valeant Pharmaceuticals International, Inc.	3.500		08-05-20	6,719,043	6,715,684
Industrials 1.1%					54,941,480
Aerospace and defense 0.3%
B/E Aerospace, Inc.	4.000		12-16-21	16,944,813	17,101,552
Airlines 0.5%
Delta Air Lines, Inc.	3.250		04-20-17	13,900,568	13,883,193
US Airways, Inc.	3.500		05-23-19	11,235,453	11,216,723
Construction and engineering 0.3%
AECOM	3.750		10-15-21	12,629,504	12,740,012
Information technology 0.2%					9,082,864
Software 0.2%
First Data Corp.	4.185		03-24-21	1,892,705	1,898,620
IMS Health, Inc.	3.500		03-17-21	7,202,250	7,184,244
Materials 0.3%					16,660,923
Containers and packaging 0.3%
Berry Plastics Group, Inc.	3.500		02-08-20	16,696,403	16,660,923

10SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services 0.1%					$5,345,563
Wireless telecommunication services 0.1%
SBA Senior Finance II LLC	3.250		03-24-21	5,369,425	5,345,563
Utilities 0.8%					41,704,950
Electric utilities 0.5%
ExGen Texas Power LLC	5.750		09-16-21	7,081,111	7,101,767
La Frontera Generation LLC	4.500		09-30-20	16,337,861	16,346,030
Independent power and renewable electricity producers 0.3%
Dynegy, Inc.	4.000		04-23-20	18,185,176	18,257,153
Collateralized mortgage obligations 5.7%					$291,732,549
(Cost $290,341,401)
Commercial and residential 5.4%					274,386,330
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	2.682		04-25-35	2,743,154	2,728,072
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.220		12-25-46	26,117,930	2,725,354
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	5,435,000	6,286,588
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.763		05-10-45	3,540,000	3,694,691
Series 2006-4, Class AM	5.675		07-10-46	6,875,000	7,206,794
Banc of America Funding Trust Series 2005-B, Class 3A1B (P)	0.494		04-20-35	9,920,698	9,491,479
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.727		01-25-35	3,026,250	3,003,338
Series 2005-2, Class A1 (P)	2.680		03-25-35	3,009,119	3,035,022
Series 2005-5, Class A2 (P)	2.260		08-25-35	4,166,091	4,184,097
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.885		01-25-35	2,530,773	2,456,910
Series 2004-13, Class A1 (P)	0.925		11-25-34	4,570,713	4,535,322
Series 2004-8, Class 1A (P)	0.885		09-25-34	791,686	768,058
Series 2005-7, Class 11A1 (P)	0.725		08-25-35	2,181,527	2,075,138
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787		01-13-35	3,320,000	3,273,839
Carefree Portfolio Trust Series 2014-CARE, Class E (P) (S)	4.186		11-15-19	6,175,000	6,253,009
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.186		12-15-27	8,950,000	8,968,437
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.499		02-25-37	2,714,151	2,714,181
Commercial Mortgage Trust Series 2014-PAT, Class E (P) (S)	3.336		08-13-27	3,230,000	3,231,017
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class A4 (P)	5.796		12-10-49	3,930,000	4,247,752
Series 2014-TWC, Class D (P) (S)	2.430		02-13-32	8,060,000	8,055,817
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850		02-10-34	6,240,000	6,086,777
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.032		09-19-44	18,970,472	1,178,235
Series 2005-AR2, Class X2 IO	2.601		03-19-45	41,975,765	3,852,494
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (P) (S)	3.382		12-15-19	7,125,000	6,749,769
GRACE Mortgage Trust Series 2014-GRCE, Class F (P) (S)	3.590		06-10-28	5,350,000	5,210,900

SEE NOTES TO FUND'S INVESTMENTS11

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.819		07-10-38	5,674,000	$5,903,996
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	2.670		05-25-34	5,702,756	5,605,313
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.241		06-19-34	4,471,727	4,465,922
Series 2004-7, Class 4A (P)	2.629		11-19-34	4,784,472	4,744,608
Series 2005-2, Class IX IO	2.160		05-19-35	11,397,298	771,485
Series 2005-9, Class 2A1A (P)	0.524		06-20-35	3,412,234	3,213,608
Series 2005-9, Class 2A1C (P)	0.634		06-20-35	2,389,658	2,189,771
Series 2005-8, Class 1X IO	2.082		09-19-35	4,307,753	221,337
Series 2007-3, Class ES IO (S)	0.350		05-19-47	11,094,759	117,882
Series 2007-4, Class ES IO	0.350		07-19-47	11,607,890	116,079
Series 2007-6, Class ES IO (S)	0.343		08-19-37	8,994,888	95,571
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.931		11-05-30	5,651,642	5,650,048
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.028		10-25-36	20,393,927	1,761,430
Series 2005-AR18, Class 2X IO	1.697		10-25-36	16,338,925	622,905
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5, Class AM (P)	5.278		12-15-44	4,175,000	4,246,438
Series 2006-LDP7, Class AM (P)	5.905		04-15-45	8,081,000	8,433,210
Series 2007-CB18, Class A4	5.440		06-12-47	3,972,273	4,194,526
Series 2014-INN, Class F (P) (S)	4.186		06-15-29	3,395,000	3,362,052
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413		09-15-39	5,120,000	5,371,525
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.164		12-25-34	1,815,179	1,819,590
Series 2005-A2, Class A2 (P)	2.463		02-25-35	4,582,619	4,607,113
Series 2006-3, Class 2A1 (P)	2.285		10-25-36	1,866,565	1,831,072
Series 2007-1, Class 2A1 (P)	2.488		01-25-37	8,699,703	8,536,305
Merrill Lynch Mortgage Trust Series 2005-LC1, Class AM (P)	5.309		01-12-44	5,425,000	5,526,708
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414		07-12-46	2,721,368	2,827,079
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364		03-15-44	3,940,000	4,167,834
Series 2014-150E, Class F (P) (S)	4.295		09-09-32	6,185,000	5,905,024
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.445		10-25-34	1,362,421	1,347,926
Series 2004-9, Class 1A (P)	5.572		11-25-34	1,852,166	1,916,752
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	0.495		11-25-35	2,930,038	2,748,326
Queens Center Mortgage Trust Series 2013-QCA, Class D (P) (S)	3.474		01-11-37	4,805,000	4,675,025
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.388		01-05-35	5,630,000	5,198,978
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	2.475		12-25-33	3,005,410	2,955,201
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.393		01-25-35	4,800,343	4,837,565
Series 2005-AR19, Class A1A2 (P)	0.475		12-25-45	4,572,683	4,172,400
Series 2005-AR2, Class 2A1B (P)	0.555		01-25-45	5,358,887	4,834,402
Series 2005-AR2, Class 2A2B (P)	0.565		01-25-45	3,723,373	3,362,143
Series 2005-AR3, Class A2 (P)	2.441		03-25-35	4,653,735	4,653,544

12SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-AR6, Class 2A1A (P)	0.415		04-25-45	9,014,686	$8,496,837
Series 2005-AR8, Class 2AB2 (P)	0.605		07-25-45	4,263,823	3,939,223
Series 2005-AR8, Class 2AB3 (P)	0.545		07-25-45	3,080,956	2,829,966
Wells Fargo Commercial Mortgage Trust Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	7,406,403	6,891,228
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.615		12-25-34	3,190,010	3,205,293
U.S. Government Agency 0.3%					17,346,219
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (P)	1.835		04-25-24	3,490,000	3,478,560
Series 2015-DNA1, Class M3 (P)	3.480		10-25-27	2,700,000	2,688,433
Series 292, Class IO	3.500		11-15-27	8,233,676	995,966
Series 296, Class IO	3.000		12-15-27	6,474,022	749,457
Series 304, Class C42 IO	4.000		12-15-27	12,767,864	1,516,353
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500		11-25-37	11,480,305	1,607,889
Series 2013-39, Class KI IO	4.000		05-25-28	17,436,996	2,013,399
Series 402, Class 3 IO	4.000		11-25-39	863,493	157,940
Series 402, Class 4 IO	4.000		10-25-39	1,314,638	213,525
Series 402, Class 7 IO	4.500		11-25-39	1,847,877	325,907
Series 406, Class 3 IO	4.000		01-25-41	4,517,925	813,598
Series 407, Class 4 IO	4.500		03-25-41	7,069,576	1,321,929
Series 407, Class 7 IO	5.000		03-25-41	5,020,042	979,217
Series 407, Class 8 IO	5.000		03-25-41	2,519,540	484,046
Asset backed securities 2.4%					$123,254,494
(Cost $121,801,170)
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	18,050,000	18,591,897
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P)(S)	0.425		07-25-36	6,997,913	6,570,803
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	23,638,900	24,272,021
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	28,463,663	28,737,910
Home Equity Asset Trust Series 2003-1, Class M1 (P)	1.685		06-25-33	1,801,656	1,732,119
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	0.860		03-25-35	6,750,000	6,401,403
RASC Series Trust Series 2005-KS7, Class M4 (P)	0.765		08-25-35	3,026,000	2,866,046
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	3,202,876	3,394,805
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.485		12-25-36	4,492,523	4,352,262
Structured Asset Investment Loan Trust Series 2005-2, Class M2 (P)	0.920		03-25-35	6,958,500	6,480,228
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080		06-15-45	19,855,000	19,855,000

SEE NOTES TO FUND'S INVESTMENTS13

Strategic Income Opportunities Fund

	Shares	Value
Common stocks 3.5%		$178,846,850
(Cost $151,824,276)
Consumer discretionary 0.0%		8,975
Media 0.0%
Cumulus Media, Inc., Class A (I)	3,803	8,975
Vertis Holdings, Inc. (I)	110,794	0
Financials 3.5%		178,837,875
Banks 2.8%
Comerica, Inc.	101,910	4,988,495
Commerce Bancshares, Inc.	197,071	8,791,337
Cullen/Frost Bankers, Inc.	64,553	4,738,836
First Financial Bancorp	294,591	5,117,046
First Republic Bank	94,975	5,750,736
Glacier Bancorp, Inc.	188,997	5,318,376
Investors Bancorp, Inc.	634,693	7,622,663
Park National Corp.	61,349	5,071,722
Prosperity Bancshares, Inc.	177,420	9,504,389
SunTrust Banks, Inc.	328,570	14,023,368
SVB Financial Group (I)	40,766	5,499,741
Synovus Financial Corp.	331,578	9,622,394
Talmer Bancorp, Inc., Class A	831,216	13,208,022
TCF Financial Corp.	565,500	8,900,970
The PNC Financial Services Group, Inc.	144,725	13,848,735
U.S. Bancorp	301,525	12,998,743
Union Bankshares Corp.	449,154	9,706,218
Capital markets 0.1%
Ares Capital Corp.	272,500	4,564,375
Consumer finance 0.4%
American Express Company	59,866	4,772,518
Capital One Financial Corp.	168,445	14,075,264
Insurance 0.2%
MetLife, Inc.	205,012	10,713,927
Preferred securities 7.8%		$401,161,229
(Cost $390,098,681)
Consumer staples 0.6%		30,397,732
Food products 0.6%
Post Holdings, Inc., 5.250%	176,400	15,713,712
Tyson Foods, Inc., 4.750%	282,548	14,684,020
Financials 4.1%		213,189,473
Banks 2.4%
First Niagara Financial Group, Inc. (8.6250% to 12-15-17, then 3 month LIBOR + 7.3270%)	174,825	4,711,534
First Tennessee Bank NA, 3.750% (S)	17,017	11,878,930
HSBC USA, Inc., 3.500%	354,999	8,030,077
Huntington Bancshares, Inc., 8.500%	10,400	13,988,000
M&T Bank Corp., Series A, 6.375%	12,010	12,286,230
Regions Financial Corp., 6.375%	368,015	9,255,577
SunTrust Banks, Inc., 4.000%	309,575	7,086,172
U.S. Bancorp, 3.500%	18,232	15,019,339
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	426,925	12,577,211
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	227,445	5,881,728
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	298,939	8,343,089

14SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

				Shares	Value
Financials (continued)
Banks (continued)
	Zions Bancorporation, 7.900%			297,475	$8,284,679
	Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)			187,240	5,240,848
Diversified financial services 0.2%
	GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			401,950	10,474,817
Insurance 0.2%
	The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)			333,700	10,458,158
Real estate investment trusts 1.3%
	American Tower Corp., 5.250%			116,665	11,998,995
	Colony Capital, Inc., 7.125%			179,200	4,324,096
	Crown Castle International Corp., 4.500%			201,152	20,688,483
	Health Care REIT, Inc., 6.500%			71,700	4,524,987
	Weyerhaeuser Company, 6.375%			518,550	28,136,523
Health care 0.3%					14,230,097
Pharmaceuticals 0.3%
	Actavis PLC, 5.500%			13,425	14,230,097
Industrials 0.6%					30,344,530
Aerospace and defense 0.3%
	United Technologies Corp., 7.500%			229,596	13,986,988
Machinery 0.3%
	Stanley Black & Decker, Inc., 6.250%			139,820	16,357,542
Materials 0.2%					9,152,477
Metals and mining 0.2%
	Alcoa, Inc., 5.375%			208,770	9,152,477
Utilities 2.0%					103,846,920
Electric utilities 0.9%
	Exelon Corp., 6.500%			495,563	23,940,649
	NextEra Energy, Inc., 5.799%			61,330	3,433,867
	NextEra Energy, Inc., 5.889%			217,885	13,994,754
	SCE Trust I, 5.625%			190,505	4,783,581
Gas utilities 0.3%
	The Laclede Group, Inc., 6.750%			263,172	14,211,288
Multi-utilities 0.8%
	Dominion Resources, Inc., 6.000%			319,210	18,134,320
	Dominion Resources, Inc., 6.375%			414,519	20,883,467
	Integrys Energy Group, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)			166,294	4,464,994
	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0%					$8,225
(Cost $50)
Consumer discretionary 0.0%					8,225
Auto components 0.0%
Lear Corp., Series B	8.750		12-01-16	940,000	8,225
	Issuer			Notional par	Value
Purchased options 0.3%					$12,294,712
(Cost $14,659,518)
Call options 0.2%					9,946,010
Over the Counter on the USD vs. CAD (Expiration Date: 1-25-16; Strike Price: $1.35; Counterparty: Toronto-Dominion Bank) (I)				81,790,000	740,608

SEE NOTES TO FUND'S INVESTMENTS15

Strategic Income Opportunities Fund

Issuer	Notional par	Value
Call options (continued)
Over the Counter on the USD vs. CAD (Expiration Date: 11-10-15; Strike Price: $1.35; Counterparty: Deutsche Bank Securities) (I)	122,685,000	698,691
Over the Counter on the USD vs. CAD (Expiration Date: 2-24-16; Strike Price: $1.35; Counterparty: The Goldman Sachs & Company) (I)	297,045,000	3,072,039
Over the Counter on the USD vs. CAD (Expiration Date: 4-19-16; Strike Price: $1.35; Counterparty: RBC Dominion Securities) (I)	246,140,000	3,106,779
Over the Counter on the USD vs. CAD (Expiration Date: 4-28-16; Strike Price: $1.35; Counterparty: RBC Dominion Securities) (I)	178,725,000	2,327,893
Put options 0.1%		2,348,702
Over the Counter on the EUR vs. USD (Expiration Date: 11-10-16; Strike Price: EUR 0.95; Counterparty: Deutsche Bank Securities) (I)	165,045,000	2,348,702
	Par value	Value
Short-term investments 2.1%		$106,937,858
(Cost $106,937,858)
Repurchase agreement 2.1%		106,937,858
Barclays Tri-Party Repurchase Agreement dated 5-29-15 at 0.060% to be repurchased at $75,691,378 on 6-1-15, collateralized by $41,845,300 U.S. Treasury Inflation Indexed Bonds, 0.750% - 3.625% due 4-15-28 to 2-15-45 (valued at $77,205,245, including interest)	75,691,000	75,691,000
Repurchase Agreement with State Street Corp. dated 5-29-15 at 0.000% to be repurchased at $1,192,858 on 6-1-15, collateralized by $1,194,900 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $1,217,207, including interest)	1,192,858	1,192,858
Repurchase Agreement with State Street Corp. dated 5-29-15 at 0.000% to be repurchased at $30,054,000 on 6-1-15, collateralized by $30,660,000 Federal National Mortgage Association, 1.670% due 2-10-20 (valued at $30,660,000, including interest)	30,054,000	30,054,000
Total investments (Cost $4,977,726,184)† 96.8%		$4,958,507,823
Other assets and liabilities, net 3.2%		$161,549,718
Total net assets 100.0%		$5,120,057,541

16SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $881,856,429 or 17.2% of the fund's net assets as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $5,001,610,889. Net unrealized depreciation aggregated $43,103,066, of which $147,693,258 related to appreciated investment securities and $190,796,324 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS17

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$2,111,277,012	—	$2,111,277,012	—
Foreign government obligations	1,169,257,428	—	1,169,257,428	—
Capital preferred securities	73,654,193	—	73,654,193	—
Convertible bonds	99,479,669	—	99,479,669	—
Term loans	390,603,604	—	390,603,604	—
Collateralized mortgage obligations	291,732,549	—	291,403,017	$329,532
Asset backed securities	123,254,494	—	123,254,494	—
Common stocks	178,846,850	$178,846,850	—	—
Preferred securities	401,161,229	373,568,587	27,592,642	—
Escrow certificates	8,225	—	—	8,225
Purchased options	12,294,712	—	12,294,712	—
Short-term investments	106,937,858	—	106,937,858	—
Total investments in securities	$4,958,507,823	$552,415,437	$4,405,754,629	$337,757
Other financial instruments
Futures	($1,717,982)	($1,717,982)	—	—
Forward foreign currency contracts	$54,427,328	—	$54,427,328	—
Written options	($28,245)	—	($28,245)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of

18

default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2015, the fund used futures contracts to manage duration of the fund, gain exposure to foreign currencies and substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	1,615	Short	Sep 2015	($249,616,393)	($251,334,375)	($1,717,982)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	41,710,000	NZD	44,721,462	JPMorgan Chase Bank N.A.	6/3/2015	$160,018	—	$160,018
CAD	163,855,000	MXN	2,025,978,140	Royal Bank of Canada	7/30/2015	627,433	—	627,433
CAD	45,105,017	NZD	50,830,000	Australia and New Zealand Banking Group	7/30/2015	365,207	—	365,207
CAD	10,699,757	NZD	11,805,000	JPMorgan Chase Bank N.A.	7/30/2015	265,061	—	265,061
CAD	127,847,950	NZD	143,780,000	Royal Bank of Canada	7/30/2015	1,243,443	—	1,243,443
CAD	13,950,764	NZD	15,765,000	U.S. Bank	7/30/2015	82,239	—	82,239
CAD	60,620,742	USD	49,725,000	Bank of Montreal	7/30/2015	—	($1,023,044)	(1,023,044)
CAD	101,327,909	USD	82,035,000	Bank of Nova Scotia	7/30/2015	—	(629,407)	(629,407)
CAD	101,840,196	USD	82,975,000	Deutsche Bank AG London	7/30/2015	—	(1,157,843)	(1,157,843)
CAD	50,139,451	USD	41,265,000	Royal Bank of Canada	7/30/2015	—	(983,584)	(983,584)
EUR	19,000,000	GBP	14,037,390	JPMorgan Chase Bank N.A.	7/30/2015	—	(561,448)	(561,448)

19

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	10,960,000	USD	12,279,036	State Street Bank and Trust Company	7/30/2015	—	(232,064)	(232,064)
GBP	17,176,696	EUR	22,945,000	HSBC Bank USA	7/30/2015	1,021,311	—	1,021,311
GBP	32,400,000	SGD	65,720,484	HSBC Bank USA	7/30/2015	812,794	—	812,794
GBP	20,415,000	USD	31,135,447	Deutsche Bank AG London	7/30/2015	53,823	—	53,823
MXN	1,975,871,544	USD	127,925,386	Bank of Montreal	7/30/2015	—	(153,918)	(153,918)
NZD	44,412,808	AUD	41,710,000	JPMorgan Chase Bank N.A.	6/3/2015	—	(378,992)	(378,992)
USD	289,684,610	AUD	365,994,453	Australia and New Zealand Banking Group	7/30/2015	10,732,528	—	10,732,528
USD	82,975,000	CAD	101,308,326	Deutsche Bank AG London	7/30/2015	1,585,140	—	1,585,140
USD	164,020,000	CAD	200,234,448	Royal Bank of Canada	7/30/2015	3,154,114	—	3,154,114
USD	1,928,000	CAD	2,408,091	State Street Bank and Trust Company	7/30/2015	—	(6,631)	(6,631)
USD	948,887,583	CAD	1,145,397,457	Toronto Dominion Bank	7/30/2015	28,689,393	—	28,689,393
USD	41,710,000	CAD	51,946,260	U.S. Bank	7/30/2015	—	(22,984)	(22,984)
USD	119,508,118	EUR	106,885,000	Citibank N.A.	7/30/2015	2,022,663	—	2,022,663
USD	6,819,900	EUR	6,000,000	State Street Bank and Trust Company	7/30/2015	224,842	—	224,842
USD	13,563,404	EUR	12,450,000	U.S. Bank	7/30/2015	—	(121,341)	(121,341)
USD	109,262,421	GBP	71,946,125	HSBC Bank USA	7/30/2015	—	(654,167)	(654,167)
USD	5,333,930	GBP	3,500,000	State Street Bank and Trust Company	7/30/2015	—	(13,239)	(13,239)
USD	6,085,769	NOK	45,000,000	Bank of Montreal	7/30/2015	304,179	—	304,179
USD	7,949,126	NOK	60,000,000	Deutsche Bank AG London	7/30/2015	240,339	—	240,339
USD	83,225,382	NOK	630,806,780	J. Aron & Company	7/30/2015	2,179,469	—	2,179,469
USD	67,288,760	NZD	89,598,881	Toronto Dominion Bank	7/30/2015	4,057,286	—	4,057,286
USD	92,279,920	SEK	768,553,316	Citibank N.A.	7/30/2015	2,038,226	—	2,038,226
USD	44,610,550	SGD	59,528,318	Bank of Montreal	7/30/2015	511,090	—	511,090
USD	1,146,683	SGD	1,554,088	State Street Bank and Trust Company	7/30/2015	—	(4,608)	(4,608)
						$60,370,598	($5,943,270)	$54,427,328

Currency abbreviation
AUD	Austrailian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended May 31, 2015, the fund used purchased options to manage against anticipated currency exchange rate changes.

20

During the period ended May 31, 2015, the fund wrote option contracts to manage against anticipated currency exchange rate changes. The following tables summarize the fund's written options activities during the period ended May 31, 2015 and the contracts held at May 31, 2015.

	Number of contracts	Premiums received
Outstanding, beginning of period	—	—
Options written	69,000,000	428,821
Outstanding, end of period	69,000,000	$428,821

Foreign currency options (OTC)

Description	Counterparty	Exercise rate	Expiration date		Notional amount	Premium	Value
Calls
NZD versus CAD	CIBC Bank and Trust	0.93	Jul 2015	NZD	69,000,000	$428,821	($28,245)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

21

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	356Q3	05/15
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.		7/15

John Hancock

Retirement Living Portfolios

Quarterly portfolio holdings 5/31/15

Portfolio's investments	Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2055 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.9%
Equity - 83.4%
Alpha Opportunities, Class NAV (Wellington)	118,248	$1,510,027
Blue Chip Growth, Class NAV (T. Rowe Price)	24,233	861,484
Capital Appreciation Value, Class NAV (T.Rowe Price)	133,974	1,626,449
Capital Appreciation, Class NAV (Jennison)	41,070	767,194
Disciplined Value, Class NAV (Robeco)	19,574	379,927
Emerging Markets, Class NAV (DFA)	170,087	1,767,202
Equity-Income, Class NAV (T. Rowe Price)	42,457	860,600
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	26,229	347,268
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	44,192	618,688
Global Equity, Class NAV (John Hancock) (A)(1)	34,398	384,231
Global Shareholder Yield, Class NAV (Epoch)	42,076	487,243
International Core, Class NAV (GMO)	9,339	316,222
International Growth Opportunities, Class NAV (Baillie Gifford)	17,973	248,021
International Growth Stock, Class NAV (Invesco)	19,831	273,265
International Small Cap, Class NAV (Franklin Templeton)	33,529	673,595
International Small Company, Class NAV (DFA)	63,787	673,595
International Value Equity, Class NAV (John Hancock) (A)(1)	20,939	180,281
International Value, Class NAV (Templeton)	38,282	625,528
Mid Cap Stock, Class NAV (Wellington)	41,486	904,402
Mid Value, Class NAV (T. Rowe Price)	44,988	753,092
Small Cap Growth, Class NAV (Wellington)	21,778	232,152
Small Cap Value, Class NAV (Wellington)	12,164	242,065
Small Company Growth, Class NAV (Invesco)	9,827	205,871
Small Company Value, Class NAV (T. Rowe Price)	7,063	242,065
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,039,063	14,484,541
Strategic Growth, Class NAV (John Hancock) (A)(1)	46,133	767,194
U.S. Equity, Class NAV (GMO)	47,954	581,687
Value Equity, Class NAV (Barrow Hanley)	23,036	248,328
Value, Class NAV (Invesco)	23,861	299,700
Fixed income - 4.5%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	12,770	131,529
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	3,124	28,995
Core Bond, Class NAV (Wells Capital)	2,534	33,246
Core High Yield, Class NAV (John Hancock) (A)(2)	5,728	60,025
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	10,902	103,025
Floating Rate Income, Class NAV (WAMCO)	28,732	$259,451
Global Bond, Class NAV (PIMCO) (I)	4,620	54,659
Global Income, Class NAV (Stone Harbor)	12,488	120,505
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	9,435	88,504
High Yield, Class NAV (WAMCO)	6,556	57,959
Real Return Bond, Class NAV (PIMCO)	6,123	68,699
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	18,641	185,290
Spectrum Income, Class NAV (T. Rowe Price)	12,893	136,669
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	19,393	212,159
Total Return, Class NAV (PIMCO)	7,091	98,283
U.S. High Yield Bond, Class NAV (Wells Capital)	5,163	60,769
Alternative and specialty - 12.0%
Absolute Return Currency, Class NAV (First Quadrant)	62,031	526,020
Financial Industries, Class NAV (John Hancock) (A)(1)	46,360	841,427
Global Absolute Return Strategies, Class NAV (Standard Life)	48,023	543,137
Global Real Estate, Class NAV (Deutsche)	20,394	192,115
Health Sciences, Class NAV (T. Rowe Price)	23,124	451,838
Natural Resources, Class NAV (Jennison)	34,519	453,922
Real Estate Equity, Class NAV (T. Rowe Price)	16,058	191,731
Redwood, Class NAV (Robeco)	31,531	353,147
Science & Technology, Class NAV (T. Rowe Price/Allianz)	73,832	1,007,075
Total investments (Cost $37,357,821) - 99.9%		$37,822,096
Other assets and liabilities, net - 0.1%		47,577
TOTAL NET ASSETS - 100.0%		$37,869,673

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2050 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.3%
Alpha Opportunities, Class NAV (Wellington)	904,682	$11,552,795
Blue Chip Growth, Class NAV (T. Rowe Price)	185,384	6,590,385
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,001,450	12,157,607
Capital Appreciation, Class NAV (Jennison)	313,667	5,859,296
Disciplined Value, Class NAV (Robeco)	149,951	2,910,545
Emerging Markets, Class NAV (DFA)	1,335,940	13,880,414
Equity-Income, Class NAV (T. Rowe Price)	324,825	6,584,211
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	200,602	2,655,967
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	338,101	4,733,412
Global Equity, Class NAV (John Hancock) (A)(1)	263,173	2,939,643
Global Shareholder Yield, Class NAV (Epoch)	321,914	3,727,761
International Core, Class NAV (GMO)	71,451	2,419,326
International Growth Opportunities, Class NAV (Baillie Gifford)	138,255	1,907,923
International Growth Stock, Class NAV (Invesco)	151,718	2,090,674
International Small Cap, Class NAV (Franklin Templeton)	268,407	5,392,301
International Small Company, Class NAV (DFA)	499,483	5,274,537
International Value Equity, Class NAV (John Hancock) (A)(1)	160,195	1,379,280
International Value, Class NAV (Templeton)	294,870	4,818,182
Mid Cap Stock, Class NAV (Wellington)	319,300	6,960,738
Mid Value, Class NAV (T. Rowe Price)	345,555	5,784,583
Small Cap Growth, Class NAV (Wellington)	167,070	1,780,966
Small Cap Value, Class NAV (Wellington)	93,064	1,851,975
Small Company Growth, Class NAV (Invesco)	75,726	1,586,456
Small Company Value, Class NAV (T. Rowe Price)	53,783	1,843,156
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	7,948,591	110,803,358
Strategic Growth, Class NAV (John Hancock) (A)(1)	353,234	5,874,288
U.S. Equity, Class NAV (GMO)	366,110	4,440,918
Value Equity, Class NAV (Barrow Hanley)	176,929	1,907,295
Value, Class NAV (Invesco)	182,938	2,297,695
Fixed income - 4.5%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	91,037	937,677
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	32,475	301,368
Core Bond, Class NAV (Wells Capital)	18,110	237,608
Core High Yield, Class NAV (John Hancock) (A)(2)	44,647	467,900
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	79,167	748,126
Floating Rate Income, Class NAV (WAMCO)	224,137	$2,023,954
Global Bond, Class NAV (PIMCO) (I)	33,021	390,643
Global Income, Class NAV (Stone Harbor)	97,143	937,433
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	73,505	689,480
High Yield, Class NAV (WAMCO)	50,366	445,237
Real Return Bond, Class NAV (PIMCO)	43,581	488,975
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	145,535	1,446,622
Spectrum Income, Class NAV (T. Rowe Price)	100,757	1,068,026
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	151,560	1,658,063
Total Return, Class NAV (PIMCO)	50,680	702,419
U.S. High Yield Bond, Class NAV (Wells Capital)	39,739	467,729
Alternative and specialty - 12.2%
Absolute Return Currency, Class NAV (First Quadrant)	487,121	4,130,787
Financial Industries, Class NAV (John Hancock) (A)(1)	358,989	6,515,654
Global Absolute Return Strategies, Class NAV (Standard Life)	367,663	4,158,268
Global Real Estate, Class NAV (Deutsche)	155,127	1,461,296
Health Sciences, Class NAV (T. Rowe Price)	186,245	3,639,231
Natural Resources, Class NAV (Jennison)	271,810	3,574,307
Real Estate Equity, Class NAV (T. Rowe Price)	123,101	1,469,821
Redwood, Class NAV (Robeco)	243,205	2,723,900
Science & Technology, Class NAV (T. Rowe Price/Allianz)	580,500	7,918,020
Total investments (Cost $263,495,649) - 100.0%		$290,608,231
Other assets and liabilities, net - 0.0%		24,053
TOTAL NET ASSETS - 100.0%		$290,632,284

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2045 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.0%
Alpha Opportunities, Class NAV (Wellington)	2,582,184	$32,974,486
Blue Chip Growth, Class NAV (T. Rowe Price)	528,903	18,802,501
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,795,848	33,941,596
Capital Appreciation, Class NAV (Jennison)	895,851	16,734,497
Disciplined Value, Class NAV (Robeco)	428,247	8,312,275
Emerging Markets, Class NAV (DFA)	4,005,256	41,614,609
Equity-Income, Class NAV (T. Rowe Price)	923,646	18,722,313
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	570,099	7,548,106
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	961,395	13,459,536
Global Equity, Class NAV (John Hancock) (A)(1)	749,577	8,372,780
Global Shareholder Yield, Class NAV (Epoch)	911,827	10,558,952
International Core, Class NAV (GMO)	214,052	7,247,802
International Growth Opportunities, Class NAV (Baillie Gifford)	409,198	5,646,931
International Growth Stock, Class NAV (Invesco)	442,370	6,095,854
International Small Cap, Class NAV (Franklin Templeton)	792,986	15,931,091
International Small Company, Class NAV (DFA)	1,472,198	15,546,406
International Value Equity, Class NAV (John Hancock) (A)(1)	472,310	4,066,591
International Value, Class NAV (Templeton)	870,293	14,220,596
Mid Cap Stock, Class NAV (Wellington)	908,581	19,807,073
Mid Value, Class NAV (T. Rowe Price)	984,006	16,472,254
Small Cap Growth, Class NAV (Wellington)	476,631	5,080,889
Small Cap Value, Class NAV (Wellington)	264,629	5,266,121
Small Company Growth, Class NAV (Invesco)	215,930	4,523,727
Small Company Value, Class NAV (T. Rowe Price)	153,325	5,254,447
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	22,604,947	315,112,960
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,004,428	16,703,633
U.S. Equity, Class NAV (GMO)	1,043,273	12,654,901
Value Equity, Class NAV (Barrow Hanley)	505,810	5,452,634
Value, Class NAV (Invesco)	522,091	6,557,469
Fixed income - 4.4%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	240,616	2,478,343
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	160,827	1,492,473
Core Bond, Class NAV (Wells Capital)	47,820	627,403
Core High Yield, Class NAV (John Hancock) (A)(2)	120,828	1,266,275
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	206,377	1,950,260
Floating Rate Income, Class NAV (WAMCO)	700,408	$6,324,684
Global Bond, Class NAV (PIMCO) (I)	88,192	1,043,309
Global Income, Class NAV (Stone Harbor)	264,574	2,553,142
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	200,345	1,879,239
High Yield, Class NAV (WAMCO)	138,668	1,225,823
Real Return Bond, Class NAV (PIMCO)	115,486	1,295,758
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	398,883	3,964,895
Spectrum Income, Class NAV (T. Rowe Price)	276,930	2,935,461
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	415,764	4,548,453
Total Return, Class NAV (PIMCO)	134,013	1,857,417
U.S. High Yield Bond, Class NAV (Wells Capital)	109,814	1,292,511
Alternative and specialty - 12.6%
Absolute Return Currency, Class NAV (First Quadrant)	1,437,167	12,187,178
Financial Industries, Class NAV (John Hancock) (A)(1)	1,051,214	19,079,526
Global Absolute Return Strategies, Class NAV (Standard Life)	1,075,978	12,169,311
Global Real Estate, Class NAV (Deutsche)	441,106	4,155,220
Health Sciences, Class NAV (T. Rowe Price)	545,129	10,651,830
Natural Resources, Class NAV (Jennison)	831,806	10,938,247
Real Estate Equity, Class NAV (T. Rowe Price)	350,587	4,186,011
Redwood, Class NAV (Robeco)	693,352	7,765,545
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,751,027	23,884,012
Total investments (Cost $649,734,748) - 100.0%		$834,435,356
Other assets and liabilities, net - 0.0%		14,796
TOTAL NET ASSETS - 100.0%		$834,450,152

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2040 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.0%
Alpha Opportunities, Class NAV (Wellington)	2,718,780	$34,718,815
Blue Chip Growth, Class NAV (T. Rowe Price)	556,268	19,775,323
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,949,663	35,808,910
Capital Appreciation, Class NAV (Jennison)	946,287	17,676,646
Disciplined Value, Class NAV (Robeco)	451,251	8,758,784
Emerging Markets, Class NAV (DFA)	4,177,585	43,405,113
Equity-Income, Class NAV (T. Rowe Price)	972,141	19,705,292
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	599,076	7,931,765
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,009,042	14,126,589
Global Equity, Class NAV (John Hancock) (A)(1)	790,261	8,827,221
Global Shareholder Yield, Class NAV (Epoch)	963,189	11,153,726
International Core, Class NAV (GMO)	224,002	7,584,706
International Growth Opportunities, Class NAV (Baillie Gifford)	430,852	5,945,761
International Growth Stock, Class NAV (Invesco)	465,577	6,415,650
International Small Cap, Class NAV (Franklin Templeton)	834,587	16,766,856
International Small Company, Class NAV (DFA)	1,550,197	16,370,085
International Value Equity, Class NAV (John Hancock) (A)(1)	495,668	4,267,701
International Value, Class NAV (Templeton)	915,493	14,959,154
Mid Cap Stock, Class NAV (Wellington)	960,632	20,941,787
Mid Value, Class NAV (T. Rowe Price)	1,038,433	17,383,364
Small Cap Growth, Class NAV (Wellington)	501,951	5,350,795
Small Cap Value, Class NAV (Wellington)	278,462	5,541,403
Small Company Growth, Class NAV (Invesco)	226,373	4,742,504
Small Company Value, Class NAV (T. Rowe Price)	161,362	5,529,892
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	23,785,893	331,575,351
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,055,059	17,545,636
U.S. Equity, Class NAV (GMO)	1,098,731	13,327,608
Value Equity, Class NAV (Barrow Hanley)	532,593	5,741,352
Value, Class NAV (Invesco)	550,572	6,915,186
Fixed income - 4.4%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	250,008	2,575,078
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	165,574	1,536,527
Core Bond, Class NAV (Wells Capital)	49,735	652,525
Core High Yield, Class NAV (John Hancock) (A)(2)	126,821	1,329,084
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	217,033	2,050,959
Floating Rate Income, Class NAV (WAMCO)	738,691	$6,670,380
Global Bond, Class NAV (PIMCO) (I)	91,697	1,084,777
Global Income, Class NAV (Stone Harbor)	276,842	2,671,525
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	206,524	1,937,193
High Yield, Class NAV (WAMCO)	147,071	1,300,111
Real Return Bond, Class NAV (PIMCO)	119,683	1,342,838
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	416,416	4,139,177
Spectrum Income, Class NAV (T. Rowe Price)	289,224	3,065,770
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	433,634	4,743,955
Total Return, Class NAV (PIMCO)	139,178	1,929,005
U.S. High Yield Bond, Class NAV (Wells Capital)	115,957	1,364,819
Alternative and specialty - 12.6%
Absolute Return Currency, Class NAV (First Quadrant)	1,527,838	12,956,063
Financial Industries, Class NAV (John Hancock) (A)(1)	1,093,388	19,844,988
Global Absolute Return Strategies, Class NAV (Standard Life)	1,128,293	12,760,989
Global Real Estate, Class NAV (Deutsche)	461,435	4,346,719
Health Sciences, Class NAV (T. Rowe Price)	570,780	11,153,040
Natural Resources, Class NAV (Jennison)	869,874	11,438,850
Real Estate Equity, Class NAV (T. Rowe Price)	369,716	4,414,412
Redwood, Class NAV (Robeco)	727,209	8,144,743
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,844,730	25,162,122
Total investments (Cost $688,400,123) - 100.0%		$877,408,624
Other assets and liabilities, net - 0.0%		12,520
TOTAL NET ASSETS - 100.0%		$877,421,144

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2035 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.9%
Equity - 82.2%
Alpha Opportunities, Class NAV (Wellington)	3,548,260	$45,311,284
Blue Chip Growth, Class NAV (T. Rowe Price)	709,243	25,213,602
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,779,727	45,885,892
Capital Appreciation, Class NAV (Jennison)	1,200,675	22,428,602
Disciplined Value, Class NAV (Robeco)	579,510	11,248,295
Emerging Markets, Class NAV (DFA)	5,295,463	55,019,860
Equity-Income, Class NAV (T. Rowe Price)	1,237,582	25,085,780
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	748,299	9,907,485
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,286,658	18,013,211
Global Equity, Class NAV (John Hancock) (A)(1)	1,012,513	11,309,771
Global Shareholder Yield, Class NAV (Epoch)	1,239,481	14,353,193
International Core, Class NAV (GMO)	283,341	9,593,912
International Growth Opportunities, Class NAV (Baillie Gifford)	545,937	7,533,933
International Growth Stock, Class NAV (Invesco)	590,361	8,135,173
International Small Cap, Class NAV (Franklin Templeton)	1,056,610	21,227,288
International Small Company, Class NAV (DFA)	1,969,099	20,793,690
International Value Equity, Class NAV (John Hancock) (A)(1)	627,138	5,399,660
International Value, Class NAV (Templeton)	1,159,094	18,939,589
Mid Cap Stock, Class NAV (Wellington)	1,205,751	26,285,375
Mid Value, Class NAV (T. Rowe Price)	1,299,445	21,752,708
Small Cap Growth, Class NAV (Wellington)	617,802	6,585,766
Small Cap Value, Class NAV (Wellington)	347,770	6,920,625
Small Company Growth, Class NAV (Invesco)	281,905	5,905,906
Small Company Value, Class NAV (T. Rowe Price)	203,801	6,984,258
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	30,168,769	420,552,634
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,340,352	22,290,061
U.S. Equity, Class NAV (GMO)	1,399,802	16,979,593
Value Equity, Class NAV (Barrow Hanley)	679,050	7,320,164
Value, Class NAV (Invesco)	701,456	8,810,286
Fixed income - 5.3%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	391,287	4,030,253
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	260,869	2,420,867
Core Bond, Class NAV (Wells Capital)	76,153	999,131
Core High Yield, Class NAV (John Hancock) (A)(2)	190,479	1,996,223
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	335,927	3,174,513
Floating Rate Income, Class NAV (WAMCO)	1,187,221	$10,720,610
Global Bond, Class NAV (PIMCO) (I)	141,287	1,671,421
Global Income, Class NAV (Stone Harbor)	436,179	4,209,123
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	324,607	3,044,812
High Yield, Class NAV (WAMCO)	238,451	2,107,911
Real Return Bond, Class NAV (PIMCO)	184,111	2,065,723
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	652,915	6,489,973
Spectrum Income, Class NAV (T. Rowe Price)	450,656	4,776,953
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	683,102	7,473,131
Total Return, Class NAV (PIMCO)	218,276	3,025,307
U.S. High Yield Bond, Class NAV (Wells Capital)	187,965	2,212,350
Alternative and specialty - 12.4%
Absolute Return Currency, Class NAV (First Quadrant)	1,986,736	16,847,520
Financial Industries, Class NAV (John Hancock) (A)(1)	1,405,591	25,511,484
Global Absolute Return Strategies, Class NAV (Standard Life)	1,453,370	16,437,612
Global Real Estate, Class NAV (Deutsche)	597,223	5,625,837
Health Sciences, Class NAV (T. Rowe Price)	694,195	13,564,579
Natural Resources, Class NAV (Jennison)	1,089,884	14,331,970
Real Estate Equity, Class NAV (T. Rowe Price)	469,329	5,603,793
Redwood, Class NAV (Robeco)	900,669	10,087,495
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,336,478	31,869,564
Total investments (Cost $884,526,883) - 99.9%		$1,126,085,751
Other assets and liabilities, net - 0.1%		595,434
TOTAL NET ASSETS - 100.0%		$1,126,681,185

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2030 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 76.1%
Alpha Opportunities, Class NAV (Wellington)	4,600,578	$58,749,379
Blue Chip Growth, Class NAV (T. Rowe Price)	802,647	28,534,094
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,170,969	50,635,566
Capital Appreciation, Class NAV (Jennison)	1,368,573	25,564,935
Disciplined Value, Class NAV (Robeco)	661,263	12,835,111
Emerging Markets, Class NAV (DFA)	5,647,482	58,677,333
Equity-Income, Class NAV (T. Rowe Price)	1,418,250	28,747,921
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	803,483	10,638,119
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,455,986	20,383,803
Global Equity, Class NAV (John Hancock) (A)(1)	1,194,691	13,344,695
Global Shareholder Yield, Class NAV (Epoch)	1,476,669	17,099,826
International Core, Class NAV (GMO)	296,865	10,051,861
International Growth Opportunities, Class NAV (Baillie Gifford)	570,755	7,876,421
International Growth Stock, Class NAV (Invesco)	613,710	8,456,923
International Small Cap, Class NAV (Franklin Templeton)	1,119,999	22,500,777
International Small Company, Class NAV (DFA)	2,073,453	21,895,663
International Value Equity, Class NAV (John Hancock) (A)(1)	653,915	5,630,207
International Value, Class NAV (Templeton)	1,204,634	19,683,724
Mid Cap Stock, Class NAV (Wellington)	1,307,602	28,505,728
Mid Value, Class NAV (T. Rowe Price)	1,439,732	24,101,108
Small Cap Growth, Class NAV (Wellington)	594,311	6,335,357
Small Cap Value, Class NAV (Wellington)	324,199	6,451,559
Small Company Growth, Class NAV (Invesco)	264,869	5,549,011
Small Company Value, Class NAV (T. Rowe Price)	189,904	6,508,005
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	33,316,470	464,431,593
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,518,325	25,249,743
U.S. Equity, Class NAV (GMO)	1,671,431	20,274,463
Value Equity, Class NAV (Barrow Hanley)	768,052	8,279,605
Value, Class NAV (Invesco)	715,895	8,991,640
Fixed income - 11.9%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	1,031,563	10,625,096
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	658,468	6,110,587
Core Bond, Class NAV (Wells Capital)	202,460	2,656,274
Core High Yield, Class NAV (John Hancock) (A)(2)	515,109	5,398,340
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	897,718	8,483,438
Floating Rate Income, Class NAV (WAMCO)	3,146,663	$28,414,368
Global Bond, Class NAV (PIMCO) (I)	370,869	4,387,375
Global Income, Class NAV (Stone Harbor)	1,168,776	11,278,684
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	880,131	8,255,626
High Yield, Class NAV (WAMCO)	619,191	5,473,651
Real Return Bond, Class NAV (PIMCO)	495,111	5,555,149
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,738,003	17,275,752
Spectrum Income, Class NAV (T. Rowe Price)	1,200,264	12,722,799
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	1,807,167	19,770,406
Total Return, Class NAV (PIMCO)	576,039	7,983,899
U.S. High Yield Bond, Class NAV (Wells Capital)	486,699	5,728,451
Alternative and specialty - 12.0%
Absolute Return Currency, Class NAV (First Quadrant)	2,639,325	22,381,478
Financial Industries, Class NAV (John Hancock) (A)(1)	1,593,342	28,919,154
Global Absolute Return Strategies, Class NAV (Standard Life)	1,886,607	21,337,528
Global Real Estate, Class NAV (Deutsche)	704,373	6,635,196
Health Sciences, Class NAV (T. Rowe Price)	753,967	14,732,508
Natural Resources, Class NAV (Jennison)	1,199,305	15,770,860
Real Estate Equity, Class NAV (T. Rowe Price)	558,646	6,670,236
Redwood, Class NAV (Robeco)	943,727	10,569,737
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,572,558	35,089,689
Total investments (Cost $1,071,131,369) - 100.0%		$1,348,210,451
Other assets and liabilities, net - 0.0%		(22,151)
TOTAL NET ASSETS - 100.0%		$1,348,188,300

SEE NOTES TO PORTFOLIO'S INVESTMENTS7

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2025 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 65.9%
Alpha Opportunities, Class NAV (Wellington)	2,915,071	$37,225,458
Blue Chip Growth, Class NAV (T. Rowe Price)	744,879	26,480,456
Capital Appreciation Value, Class NAV (T.Rowe Price)	5,300,434	64,347,266
Capital Appreciation, Class NAV (Jennison)	1,256,244	23,466,634
Disciplined Value, Class NAV (Robeco)	670,763	13,019,519
Emerging Markets, Class NAV (DFA)	5,255,014	54,599,595
Equity-Income, Class NAV (T. Rowe Price)	1,426,162	28,908,309
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	1,012,446	13,404,784
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,461,435	20,460,097
Global Equity, Class NAV (John Hancock) (A)(1)	1,312,234	14,657,657
Global Shareholder Yield, Class NAV (Epoch)	1,929,892	22,348,147
International Core, Class NAV (GMO)	279,359	9,459,084
International Growth Opportunities, Class NAV (Baillie Gifford)	532,856	7,353,417
International Growth Stock, Class NAV (Invesco)	575,150	7,925,573
International Small Cap, Class NAV (Franklin Templeton)	1,038,343	20,860,305
International Small Company, Class NAV (DFA)	1,941,922	20,506,694
International Value Equity, Class NAV (John Hancock) (A)(1)	615,241	5,297,224
International Value, Class NAV (Templeton)	1,133,508	18,521,529
Mid Cap Stock, Class NAV (Wellington)	1,263,741	27,549,560
Mid Value, Class NAV (T. Rowe Price)	1,313,333	21,985,188
Small Cap Growth, Class NAV (Wellington)	502,255	5,354,044
Small Cap Value, Class NAV (Wellington)	285,414	5,679,739
Small Company Growth, Class NAV (Invesco)	224,458	4,702,397
Small Company Value, Class NAV (T. Rowe Price)	166,067	5,691,120
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	32,884,406	458,408,611
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,406,765	23,394,502
U.S. Equity, Class NAV (GMO)	2,246,522	27,250,313
Value Equity, Class NAV (Barrow Hanley)	770,858	8,309,850
Value, Class NAV (Invesco)	705,114	8,856,226
Fixed income - 22.3%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	3,014,518	31,049,538
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	1,027,970	9,539,565
Core Bond, Class NAV (Wells Capital)	971,749	12,749,348
Core High Yield, Class NAV (John Hancock) (A)(2)	846,777	8,874,228
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	1,569,749	14,834,126
Floating Rate Income, Class NAV (WAMCO)	6,241,682	$56,362,391
Global Bond, Class NAV (PIMCO) (I)	912,092	10,790,046
Global Income, Class NAV (Stone Harbor)	2,338,461	22,566,152
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	1,668,497	15,650,499
High Yield, Class NAV (WAMCO)	1,022,526	9,039,133
Real Return Bond, Class NAV (PIMCO)	973,780	10,925,809
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	3,697,144	36,749,609
Spectrum Income, Class NAV (T. Rowe Price)	2,542,238	26,947,725
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	3,849,958	42,118,542
Total Return, Class NAV (PIMCO)	1,686,681	23,377,405
U.S. High Yield Bond, Class NAV (Wells Capital)	806,808	9,496,129
Alternative and specialty - 11.8%
Absolute Return Currency, Class NAV (First Quadrant)	3,378,394	28,648,785
Financial Industries, Class NAV (John Hancock) (A)(1)	1,646,747	29,888,463
Global Absolute Return Strategies, Class NAV (Standard Life)	2,461,641	27,841,160
Global Real Estate, Class NAV (Deutsche)	873,188	8,225,435
Health Sciences, Class NAV (T. Rowe Price)	736,533	14,391,855
Natural Resources, Class NAV (Jennison)	1,209,510	15,905,060
Real Estate Equity, Class NAV (T. Rowe Price)	608,354	7,263,742
Redwood, Class NAV (Robeco)	1,157,335	12,962,149
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,577,204	35,153,067
Total investments (Cost $1,248,050,339) - 100.0%		$1,527,373,259
Other assets and liabilities, net - 0.0%		(65,850)
TOTAL NET ASSETS - 100.0%		$1,527,307,409

8SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2020 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 54.4%
Alpha Opportunities, Class NAV (Wellington)	976,107	$12,464,892
Blue Chip Growth, Class NAV (T. Rowe Price)	458,324	16,293,430
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,116,878	49,978,904
Capital Appreciation, Class NAV (Jennison)	776,307	14,501,411
Disciplined Value, Class NAV (Robeco)	425,232	8,253,747
Emerging Markets, Class NAV (DFA)	3,224,027	33,497,645
Equity-Income, Class NAV (T. Rowe Price)	889,094	18,021,931
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	789,377	10,451,354
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	895,067	12,530,944
Global Equity, Class NAV (John Hancock) (A)(1)	1,054,468	11,778,413
Global Shareholder Yield, Class NAV (Epoch)	1,535,409	17,780,039
International Core, Class NAV (GMO)	207,457	7,024,500
International Growth Opportunities, Class NAV (Baillie Gifford)	393,982	5,436,945
International Growth Stock, Class NAV (Invesco)	428,549	5,905,405
International Small Cap, Class NAV (Franklin Templeton)	698,528	14,033,429
International Small Company, Class NAV (DFA)	1,303,757	13,767,679
International Value Equity, Class NAV (John Hancock) (A)(1)	458,785	3,950,141
International Value, Class NAV (Templeton)	840,204	13,728,940
Mid Cap Stock, Class NAV (Wellington)	764,787	16,672,347
Mid Value, Class NAV (T. Rowe Price)	889,837	14,895,866
Small Cap Growth, Class NAV (Wellington)	328,451	3,501,291
Small Cap Value, Class NAV (Wellington)	196,528	3,910,904
Small Company Growth, Class NAV (Invesco)	150,625	3,155,591
Small Company Value, Class NAV (T. Rowe Price)	114,941	3,939,041
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	22,433,056	312,716,809
Strategic Growth, Class NAV (John Hancock) (A)(1)	871,405	14,491,465
U.S. Equity, Class NAV (GMO)	1,809,748	21,952,240
Value Equity, Class NAV (Barrow Hanley)	468,933	5,055,097
Value, Class NAV (Invesco)	388,861	4,884,092
Fixed income - 34.1%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	4,814,388	49,588,196
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	1,329,650	12,339,156
Core Bond, Class NAV (Wells Capital)	1,169,689	15,346,320
Core High Yield, Class NAV (John Hancock) (A)(2)	936,109	9,810,423
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	1,480,066	13,986,623
Floating Rate Income, Class NAV (WAMCO)	7,480,812	$67,551,735
Global Bond, Class NAV (PIMCO) (I)	1,264,296	14,956,619
Global Income, Class NAV (Stone Harbor)	2,302,471	22,218,846
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	1,773,214	16,632,747
High Yield, Class NAV (WAMCO)	1,109,012	9,803,665
Real Return Bond, Class NAV (PIMCO)	1,106,610	12,416,164
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	4,543,183	45,159,241
Spectrum Income, Class NAV (T. Rowe Price)	3,109,784	32,963,706
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	4,730,606	51,752,833
Total Return, Class NAV (PIMCO)	2,682,855	37,184,364
U.S. High Yield Bond, Class NAV (Wells Capital)	875,244	10,301,622
Alternative and specialty - 11.5%
Absolute Return Currency, Class NAV (First Quadrant)	2,935,163	24,890,186
Financial Industries, Class NAV (John Hancock) (A)(1)	1,227,783	22,284,267
Global Absolute Return Strategies, Class NAV (Standard Life)	2,106,455	23,824,011
Global Real Estate, Class NAV (Deutsche)	870,895	8,203,834
Health Sciences, Class NAV (T. Rowe Price)	494,681	9,666,074
Natural Resources, Class NAV (Jennison)	1,005,624	13,223,958
Real Estate Equity, Class NAV (T. Rowe Price)	489,722	5,847,284
Redwood, Class NAV (Robeco)	911,593	10,209,844
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,789,094	24,403,238
Total investments (Cost $1,036,313,622) - 100.0%		$1,239,139,448
Other assets and liabilities, net - 0.0%		(87,352)
TOTAL NET ASSETS - 100.0%		$1,239,052,096

SEE NOTES TO PORTFOLIO'S INVESTMENTS9

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2015 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 46.0%
Alpha Opportunities, Class NAV (Wellington)	331,830	$4,237,470
Blue Chip Growth, Class NAV (T. Rowe Price)	172,129	6,119,175
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,125,072	25,798,375
Capital Appreciation, Class NAV (Jennison)	291,149	5,438,661
Disciplined Value, Class NAV (Robeco)	131,537	2,553,138
Emerging Markets, Class NAV (DFA)	1,237,864	12,861,406
Equity-Income, Class NAV (T. Rowe Price)	303,892	6,159,889
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	368,708	4,881,693
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	330,748	4,630,471
Global Equity, Class NAV (John Hancock) (A)(1)	366,014	4,088,379
Global Shareholder Yield, Class NAV (Epoch)	842,458	9,755,663
International Core, Class NAV (GMO)	82,661	2,798,906
International Growth Opportunities, Class NAV (Baillie Gifford)	161,029	2,222,203
International Growth Stock, Class NAV (Invesco)	173,916	2,396,565
International Small Cap, Class NAV (Franklin Templeton)	301,271	6,052,542
International Small Company, Class NAV (DFA)	552,824	5,837,823
International Value Equity, Class NAV (John Hancock) (A)(1)	184,208	1,586,031
International Value, Class NAV (Templeton)	341,220	5,575,533
Mid Cap Stock, Class NAV (Wellington)	298,609	6,509,684
Mid Value, Class NAV (T. Rowe Price)	345,686	5,786,789
Small Cap Growth, Class NAV (Wellington)	252,229	2,688,756
Small Cap Value, Class NAV (Wellington)	71,889	1,430,582
Small Company Value, Class NAV (T. Rowe Price)	41,708	1,429,348
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	9,295,587	129,580,488
Strategic Growth, Class NAV (John Hancock) (A)(1)	326,957	5,437,294
U.S. Equity, Class NAV (GMO)	1,067,488	12,948,626
Value Equity, Class NAV (Barrow Hanley)	173,544	1,870,808
Value, Class NAV (Invesco)	166,255	2,088,160
Fixed income - 44.1%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	3,830,199	39,451,050
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	919,435	8,532,360
Core Bond, Class NAV (Wells Capital)	998,361	13,098,491
Core High Yield, Class NAV (John Hancock) (A)(2)	504,490	5,287,053
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	883,144	8,345,715
Floating Rate Income, Class NAV (WAMCO)	4,820,437	43,528,550
Global Bond, Class NAV (PIMCO) (I)	903,306	$10,686,108
Global Income, Class NAV (Stone Harbor)	1,269,944	12,254,957
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	987,842	9,265,958
High Yield, Class NAV (WAMCO)	597,542	5,282,269
Real Return Bond, Class NAV (PIMCO)	639,204	7,171,864
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	2,558,226	25,428,767
Spectrum Income, Class NAV (T. Rowe Price)	1,752,358	18,574,996
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	2,653,930	29,033,991
Total Return, Class NAV (PIMCO)	2,132,002	29,549,546
U.S. High Yield Bond, Class NAV (Wells Capital)	473,682	5,575,235
Alternative and specialty - 9.9%
Absolute Return Currency, Class NAV (First Quadrant)	1,559,657	13,225,891
Financial Industries, Class NAV (John Hancock) (A)(1)	333,315	6,049,658
Global Absolute Return Strategies, Class NAV (Standard Life)	1,076,657	12,176,996
Global Real Estate, Class NAV (Deutsche)	398,746	3,756,189
Health Sciences, Class NAV (T. Rowe Price)	228,171	4,458,455
Natural Resources, Class NAV (Jennison)	503,308	6,618,497
Real Estate Equity, Class NAV (T. Rowe Price)	244,189	2,915,611
Redwood, Class NAV (Robeco)	430,186	4,818,086
Science & Technology, Class NAV (T. Rowe Price/Allianz)	524,389	7,152,660
Total investments (Cost $525,079,870) - 100.0%		$615,003,411
Other assets and liabilities, net - 0.0%		(41,813)
TOTAL NET ASSETS - 100.0%		$614,961,598

10SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2010 PORTFOLIO

As of 5-31-15 (unaudited)

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 40.0%
Alpha Opportunities, Class NAV (Wellington)	144,669	$1,847,424
Blue Chip Growth, Class NAV (T. Rowe Price)	89,419	3,178,844
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,089,416	13,225,507
Capital Appreciation, Class NAV (Jennison)	151,176	2,823,968
Disciplined Value, Class NAV (Robeco)	76,545	1,485,731
Emerging Markets, Class NAV (DFA)	547,680	5,690,393
Equity-Income, Class NAV (T. Rowe Price)	176,336	3,574,325
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	197,475	2,614,567
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	191,702	2,683,824
Global Equity, Class NAV (John Hancock) (A)(1)	214,126	2,391,792
Global Shareholder Yield, Class NAV (Epoch)	455,679	5,276,763
International Core, Class NAV (GMO)	37,141	1,257,584
International Growth Opportunities, Class NAV (Baillie Gifford)	71,750	990,147
International Growth Stock, Class NAV (Invesco)	77,537	1,068,464
International Small Cap, Class NAV (Franklin Templeton)	147,882	2,970,945
International Small Company, Class NAV (DFA)	277,243	2,927,690
International Value Equity, Class NAV (John Hancock) (A)(1)	82,666	711,753
International Value, Class NAV (Templeton)	152,195	2,486,861
Mid Cap Stock, Class NAV (Wellington)	138,899	3,028,007
Mid Value, Class NAV (T. Rowe Price)	219,515	3,674,680
Small Cap Growth, Class NAV (Wellington)	107,701	1,148,093
Small Cap Value, Class NAV (Wellington)	30,011	597,220
Small Company Value, Class NAV (T. Rowe Price)	17,856	611,924
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	4,490,261	62,594,234
Strategic Growth, Class NAV (John Hancock) (A)(1)	169,392	2,816,987
U.S. Equity, Class NAV (GMO)	578,475	7,016,905
Value Equity, Class NAV (Barrow Hanley)	100,737	1,085,942
Fixed income - 52.0%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	2,924,238	30,119,648
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	644,880	5,984,482
Core Bond, Class NAV (Wells Capital)	693,655	9,100,749
Core High Yield, Class NAV (John Hancock) (A)(2)	299,047	3,134,011
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	638,579	6,034,573
Floating Rate Income, Class NAV (WAMCO)	3,255,379	29,396,068
Global Bond, Class NAV (PIMCO) (I)	650,712	7,697,923
Global Income, Class NAV (Stone Harbor)	752,168	7,258,422
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	598,830	$5,617,027
High Yield, Class NAV (WAMCO)	354,754	3,136,026
Real Return Bond, Class NAV (PIMCO)	398,800	4,474,532
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,536,625	15,274,055
Spectrum Income, Class NAV (T. Rowe Price)	1,054,158	11,174,071
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	1,593,326	17,430,981
Total Return, Class NAV (PIMCO)	1,628,524	22,571,337
U.S. High Yield Bond, Class NAV (Wells Capital)	282,410	3,323,962
Alternative and specialty - 8.0%
Absolute Return Currency, Class NAV (First Quadrant)	927,423	7,864,549
Financial Industries, Class NAV (John Hancock) (A)(1)	49,659	901,310
Global Absolute Return Strategies, Class NAV (Standard Life)	664,057	7,510,487
Global Real Estate, Class NAV (Deutsche)	193,764	1,825,254
Health Sciences, Class NAV (T. Rowe Price)	33,663	657,774
Natural Resources, Class NAV (Jennison)	249,104	3,275,714
Real Estate Equity, Class NAV (T. Rowe Price)	143,029	1,707,761
Redwood, Class NAV (Robeco)	267,718	2,998,444
Science & Technology, Class NAV (T. Rowe Price/Allianz)	75,534	1,030,287
Total investments (Cost $305,246,756) - 100.0%		$349,280,021
Other assets and liabilities, net - 0.0%		(28,661)
TOTAL NET ASSETS - 100.0%		$349,251,360

Percentages are based upon net assets.
Key to Security Abbreviations and Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

SEE NOTES TO PORTFOLIO'S INVESTMENTS11

Retirement Living Portfolios

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Life Insurance Company of New York	(Allianz)
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investment Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
Robeco Investment Management, Inc.	(Robeco)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

12SEE NOTES TO PORTFOLIO'S INVESTMENTS

Notes to Portfolios' investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The tax cost of investments owned on May 31, 2015, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through 2055	$37,364,931	$601,786	($144,621)	$457,165
Retirement Living through 2050	263,906,465	28,434,564	(1,732,798)	26,701,766
Retirement Living through 2045	659,381,538	178,770,100	(3,716,282)	175,053,818
Retirement Living through 2040	697,837,411	183,610,644	(4,039,431)	179,571,213
Retirement Living through 2035	896,489,968	234,873,574	(5,277,791)	229,595,783
Retirement Living through 2030	1,085,935,758	270,282,343	(8,007,650)	262,274,693
Retirement Living through 2025	1,265,235,428	272,226,308	(10,088,477)	262,137,831
Retirement Living through 2020	1,050,225,656	198,945,303	(10,031,511)	188,913,792
Retirement Living through 2015	531,465,130	88,913,344	(5,375,063)	83,538,281
Retirement Living through 2010	310,998,879	41,344,319	(3,063,177)	38,281,142

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Living through 2055
Absolute Return Currency	14,748	62,935	(15,652)	62,031	—	$10,248	($20,848)	$526,020
Active Bond	2,212	15,251	(4,693)	12,770	$1,582	247	(305)	131,529
Alpha Opportunities	22,029	105,845	(9,626)	118,248	2,776	75,491	(9,073)	1,510,027
Asia Pacific Total Return Bond	175	2,949	—	3,124	44	—	—	28,995
Blue Chip Growth	4,745	20,709	(1,221)	24,233	—	37,598	(267)	861,484
Capital Appreciation	8,297	34,835	(2,062)	41,070	—	25,101	523	767,194
Capital Appreciation Value	21,236	154,579	(41,841)	133,974	6,909	58,522	(30,532)	1,626,449
Core Bond	—	3,247	(713)	2,534	129	—	(85)	33,246
Core High Yield Fund	1,192	7,266	(2,730)	5,728	1,873	—	(1,346)	60,025
Disciplined Value	3,473	16,523	(422)	19,574	1,215	5,614	(2)	379,927
Emerging Markets	25,475	144,612	—	170,087	6,439	—	—	1,767,202
Emerging Markets Debt	1,784	9,800	(682)	10,902	2,176	—	(287)	103,025
Equity-Income	7,576	35,769	(888)	42,457	8,559	19,368	(673)	860,600
Financial Industries	8,722	38,024	(386)	46,360	3,076	—	(217)	841,427
Floating Rate Income	7,188	23,675	(2,131)	28,732	5,383	251	(319)	259,451
Fundamental Global Franchise	5,173	22,194	(1,138)	26,229	1,447	7,510	(487)	347,268

13

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Fundamental Large Cap Value	8,595	37,180	(1,583)	44,192	2,389	13,965	(679)	618,688
Global Absolute Return Strategies	4,703	43,320	—	48,023	2,785	—	—	543,137
Global Bond	761	5,116	(1,257)	4,620	—	—	(663)	54,659
Global Equity	6,506	29,215	(1,323)	34,398	4,535	9,258	(944)	384,231
Global Income	2,484	18,735	(8,731)	12,488	3,183	—	(2,783)	120,505
Global Real Estate	4,053	17,032	(691)	20,394	2,042	—	98	192,115
Global Shareholder Yield	7,829	35,833	(1,586)	42,076	5,973	7,288	(1,109)	487,243
Global Short Duration Credit	1,817	12,275	(4,657)	9,435	2,437	14	(2,081)	88,504
Health Sciences	4,866	21,425	(3,167)	23,124	—	44,159	(5,231)	451,838
High Yield	1,271	8,401	(3,116)	6,556	1,654	—	(1,447)	57,959
International Core	2,115	7,725	(501)	9,339	4,900	—	(1,380)	316,222
International Growth Opportunities	3,463	14,901	(391)	17,973	908	3,855	(532)	248,021
International Growth Stock	4,413	16,276	(858)	19,831	2,243	3,370	(432)	273,265
International Small Cap	6,858	27,108	(437)	33,529	1,775	—	(1,013)	673,595
International Small Company	12,356	52,806	(1,375)	63,787	5,255	—	(2,009)	673,595
International Value	8,907	32,285	(2,910)	38,282	7,547	—	(2,219)	625,528
International Value Equity	3,910	17,352	(323)	20,939	2,024	4,857	(520)	180,281
Mid Cap Stock	7,897	35,668	(2,079)	41,486	—	51,270	(2,246)	904,402
Mid Value	8,198	38,193	(1,403)	44,988	2,582	37,414	(1,970)	753,092
Natural Resources	7,148	27,371	—	34,519	923	—	—	453,922
Real Estate Equity	3,294	13,378	(614)	16,058	1,034	2,076	195	191,731
Real Return Bond	1,021	6,814	(1,712)	6,123	559	—	(784)	68,699
Redwood	6,052	26,451	(972)	31,531	—	7,329	(352)	353,147
Science & Technology	13,654	60,178	—	73,832	—	48,810	—	1,007,075
Short Duration Credit Opportunities Fund	3,426	33,268	(18,053)	18,641	2,811	—	(2,492)	185,290
Small Cap Growth	4,158	18,595	(975)	21,778	—	11,631	(510)	232,152
Small Cap Value	2,477	10,212	(525)	12,164	547	4,830	(308)	242,065
Small Company Growth	1,928	8,334	(435)	9,827	—	9,496	(471)	205,871
Small Company Value	1,286	6,029	(252)	7,063	708	8,604	(994)	242,065
Spectrum Income	2,203	15,754	(5,064)	12,893	2,075	1,647	(1,976)	136,669
Strategic Equity Allocation	205,555	871,279	(37,771)	1,039,063	108,068	159,346	(3,305)	14,484,541
Strategic Growth	9,200	39,253	(2,320)	46,133	1,637	22,651	(236)	767,194
Strategic Income Opportunities	3,599	34,387	(18,593)	19,393	3,084	—	(703)	212,159
Total Return	1,656	8,011	(2,576)	7,091	720	52	(315)	98,283
U.S. Equity	8,345	41,131	(1,522)	47,954	2,985	39,787	(2,421)	581,687
U.S. High Yield Bond	972	6,426	(2,235)	5,163	1,378	1,324	(1,483)	60,769
Value	4,599	20,066	(804)	23,861	738	8,850	(310)	299,700
Value Equity Fund	4,876	19,049	(889)	23,036	741	—	(126)	248,328
					$221,848	$741,833	($107,669)	$37,822,096
Retirement Living through 2050
Absolute Return Currency	483,804	270,286	(266,969)	487,121	—	$176,597	($255,325)	$4,130,787
Active Bond	67,289	47,233	(23,485)	91,037	$22,370	3,154	2,075	937,677
Alpha Opportunities	683,840	258,553	(37,711)	904,682	42,798	1,163,900	(56,323)	11,552,795
Asia Total Return Bond	31,619	856	—	32,475	7,879	—	—	301,368
Blue Chip Growth	151,718	45,583	(11,917)	185,384	—	579,625	28,804	6,590,385
Capital Appreciation	267,388	68,072	(21,793)	313,667	—	387,038	27,558	5,859,296
Capital Appreciation Value	684,619	403,299	(86,468)	1,001,450	115,089	974,885	(84,844)	12,157,607
China Emerging Leaders	143,632	3,932	(147,564)	—	23,804	12,222	(53,194)	—
Core Bond	—	21,636	(3,526)	18,110	1,463	—	(150)	237,608
Core High Yield Fund	34,940	24,261	(14,554)	44,647	21,988	—	(8,826)	467,900
Disciplined Value	112,135	45,743	(7,927)	149,951	19,538	90,275	6,390	2,910,545

14

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Emerging Markets	855,584	480,356	—	1,335,940	145,650	—	—	13,880,414
Emerging Markets Debt	58,854	20,313	—	79,167	25,641	—	—	748,126
Equity-Income	244,595	97,190	(16,960)	324,825	117,671	298,614	1,588	6,584,211
Financial Industries	281,604	85,989	(8,604)	358,989	49,419	—	13,769	6,515,654
Floating Rate Income	219,345	22,908	(18,116)	224,137	78,962	4,903	(3,298)	2,023,954
Fundamental Global Franchise	166,807	50,278	(16,483)	200,602	22,312	115,803	(2,223)	2,655,967
Fundamental Large Cap Value	277,509	85,224	(24,632)	338,101	36,880	215,578	(3)	4,733,412
Global Absolute Return Strategies	170,392	197,271	—	367,663	100,901	—	—	4,158,268
Global Bond	23,494	17,220	(7,693)	33,021	—	—	(1,443)	390,643
Global Equity	210,054	63,285	(10,166)	263,173	69,958	142,811	566	2,939,643
Global Income	75,869	49,606	(28,332)	97,143	37,065	—	(10,736)	937,433
Global Real Estate	130,105	45,806	(20,784)	155,127	31,569	—	14,874	1,461,296
Global Shareholder Yield	252,760	88,513	(19,359)	321,914	92,459	117,095	5,527	3,727,761
Global Short Duration Credit	55,430	36,674	(18,599)	73,505	28,659	185	(12,542)	689,480
Health Sciences	169,778	71,797	(55,330)	186,245	—	878,492	139,970	3,639,231
High Yield	38,739	25,673	(14,046)	50,366	23,163	—	(10,456)	445,237
International Core	59,804	15,152	(3,505)	71,451	78,724	—	13,149	2,419,326
International Growth Opportunities	111,810	27,380	(935)	138,255	14,038	59,621	(636)	1,907,923
International Growth Stock	136,457	31,378	(16,117)	151,718	34,646	52,055	32,291	2,090,674
International Small Cap	220,609	54,068	(6,270)	268,407	27,354	—	(2,733)	5,392,301
International Small Company	397,917	114,304	(12,738)	499,483	81,005	—	(824)	5,274,537
International Value	326,037	74,229	(105,396)	294,870	116,355	—	460,009	4,818,182
International Value Equity	120,242	42,473	(2,520)	160,195	32,526	78,038	(1,250)	1,379,280
Mid Cap Stock	254,808	84,063	(19,571)	319,300	—	790,037	(35,243)	6,960,738
Mid Value	265,114	101,130	(20,689)	345,555	40,029	580,006	(2,086)	5,784,583
Natural Resources	240,108	31,702	—	271,810	17,984	—	—	3,574,307
Real Estate Equity	106,211	41,060	(24,170)	123,101	16,207	32,539	43,281	1,469,821
Real Return Bond	31,052	23,481	(10,952)	43,581	9,540	—	(6,915)	488,975
Redwood	194,751	69,463	(21,009)	243,205	—	113,298	(4,521)	2,723,900
Science & Technology	476,535	103,965	—	580,500	—	953,471	—	7,918,020
Short Duration Credit Opportunities	104,451	66,792	(25,708)	145,535	32,752	—	(10,302)	1,446,622
Small Cap Growth	134,192	50,954	(18,076)	167,070	—	180,726	(7,141)	1,780,966
Small Cap Value	73,597	29,546	(10,079)	93,064	8,461	74,669	243	1,851,975
Small Company Growth	62,544	19,802	(6,620)	75,726	—	147,140	(182)	1,586,456
Small Company Value	41,234	17,340	(4,791)	53,783	10,927	132,802	(9,843)	1,843,156
Spectrum Income	68,273	50,929	(18,445)	100,757	26,362	21,138	(5,535)	1,068,026
Strategic Equity Allocation	6,636,475	1,564,750	(252,634)	7,948,591	1,665,978	2,456,478	122,759	110,803,358
Strategic Growth	297,282	75,337	(19,385)	353,234	26,488	366,437	15,868	5,874,288
Strategic Income Opportunities	109,399	72,285	(30,124)	151,560	36,703	—	(1,977)	1,658,063
Total Return	50,328	24,192	(23,840)	50,680	16,606	1,118	812	702,419
U.S. Equity	268,355	115,538	(17,783)	366,110	46,052	613,779	(25,081)	4,440,918
U.S. High Yield Bond	29,662	18,907	(8,830)	39,739	19,406	16,717	(7,440)	467,729
Value	148,448	46,250	(11,760)	182,938	11,407	136,712	1,974	2,297,695
Value Equity Fund	157,664	32,356	(13,091)	176,929	11,943	—	(608)	1,907,295
					$3,496,731	$11,967,958	$309,827	$290,608,231
Retirement Living through 2045
Absolute Return Currency	1,630,606	617,380	(810,819)	1,437,167	—	$545,500	($672,793)	$12,187,178
Active Bond	218,738	81,293	(59,415)	240,616	$66,718	9,184	(1,644)	2,478,343
Alpha Opportunities	2,314,470	391,565	(123,851)	2,582,184	133,939	3,642,474	(73,562)	32,974,486
Asia Total Return Bond	156,585	4,242	—	160,827	39,021	—	—	1,492,473
Blue Chip Growth	511,527	68,524	(51,148)	528,903	—	1,793,867	452,788	18,802,501
Capital Appreciation	892,931	94,499	(91,579)	895,851	—	1,202,658	307,660	16,734,497

15

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Capital Appreciation Value	2,290,272	620,937	(115,361)	2,795,848	362,204	3,068,114	15,560	33,941,596
China Emerging Leaders	643,154	17,606	(660,760)	—	106,590	54,726	(188,370)	—
Core Bond	—	56,086	(8,266)	47,820	4,179	—	(29)	627,403
Core High Yield Fund	120,990	40,432	(40,594)	120,828	63,752	—	(24,196)	1,266,275
Disciplined Value	373,729	80,462	(25,944)	428,247	61,395	283,676	19,064	8,312,275
Emerging Markets	3,425,527	667,079	(87,350)	4,005,256	592,586	—	(25,661)	41,614,609
Emerging Markets Debt	192,963	13,414	—	206,377	77,274	—	—	1,950,260
Equity-Income	816,813	130,563	(23,730)	923,646	365,255	939,893	(20,424)	18,722,313
Financial Industries	940,403	151,201	(40,390)	1,051,214	154,420	—	5,119	19,079,526
Floating Rate Income	713,037	43,875	(56,504)	700,408	251,747	15,645	(13,263)	6,324,684
Fundamental Global Franchise	557,223	61,863	(48,987)	570,099	69,125	358,772	4,430	7,548,106
Fundamental Large Cap Value	926,729	109,639	(74,973)	961,395	114,864	671,426	20,867	13,459,536
Global Absolute Return Strategies	639,261	439,258	(2,541)	1,075,978	378,551	—	95	12,169,311
Global Bond	76,374	31,288	(19,470)	88,192	—	—	(3,258)	1,043,309
Global Equity	700,712	74,591	(25,726)	749,577	216,563	442,091	(9,146)	8,372,780
Global Income	246,631	83,803	(65,860)	264,574	107,431	—	(28,828)	2,553,142
Global Real Estate	434,481	82,615	(75,990)	441,106	97,484	—	69,510	4,155,220
Global Shareholder Yield	840,152	122,232	(50,557)	911,827	287,233	364,223	(12,853)	10,558,952
Global Short Duration Credit	180,190	65,234	(45,079)	200,345	83,132	538	(31,396)	1,879,239
Health Sciences	677,019	192,935	(324,825)	545,129	—	3,113,975	1,209,081	10,651,830
High Yield	125,002	51,097	(37,431)	138,668	69,830	—	(4,692)	1,225,823
International Core	213,368	22,235	(21,551)	214,052	246,016	—	122,661	7,247,802
International Growth Opportunities	372,083	44,047	(6,932)	409,198	43,266	183,750	(2,231)	5,646,931
International Growth Stock	434,770	26,941	(19,341)	442,370	107,093	160,906	43,170	6,095,854
International Small Cap	738,513	54,768	(295)	792,986	83,971	—	(564)	15,931,091
International Small Company	1,331,839	140,359	—	1,472,198	248,879	—	—	15,546,406
International Value	1,012,092	119,371	(261,170)	870,293	362,486	—	418,261	14,220,596
International Value Equity	401,543	70,767	—	472,310	101,646	243,870	—	4,066,591
Mid Cap Stock	851,388	143,620	(86,427)	908,581	—	2,468,492	(16,597)	19,807,073
Mid Value	885,335	157,328	(58,657)	984,006	124,903	1,809,796	(30,498)	16,472,254
Natural Resources	827,113	4,693	—	831,806	61,951	—	—	10,938,247
Real Estate Equity	353,291	89,456	(92,160)	350,587	49,838	100,063	124,267	4,186,011
Real Return Bond	100,942	41,684	(27,140)	115,486	29,201	—	(17,909)	1,295,758
Redwood	649,494	72,695	(28,837)	693,352	—	347,671	(6,812)	7,765,545
Science & Technology	1,602,596	239,485	(91,054)	1,751,027	—	3,091,752	197,469	23,884,012
Short Duration Credit Opportunities	339,863	134,582	(75,562)	398,883	94,901	—	(24,144)	3,964,895
Small Cap Growth	451,268	86,194	(60,831)	476,631	—	562,478	1,387	5,080,889
Small Cap Value	213,706	82,812	(31,889)	264,629	26,410	233,069	9,932	5,266,121
Small Company Growth	208,864	30,436	(23,370)	215,930	—	458,976	4,981	4,523,727
Small Company Value	138,033	28,316	(13,024)	153,325	33,831	411,169	(7,320)	5,254,447
Spectrum Income	218,300	108,750	(50,120)	276,930	77,202	61,402	(11,162)	2,935,461
Strategic Equity Allocation	22,049,987	1,249,673	(694,713)	22,604,947	5,200,413	7,667,999	201,549	315,112,960
Strategic Growth	992,727	101,456	(89,755)	1,004,428	83,075	1,149,252	130,988	16,703,633
Strategic Income Opportunities	357,046	145,853	(87,135)	415,764	107,052	—	(5,080)	4,548,453
Total Return	163,604	36,256	(65,847)	134,013	52,571	3,502	360	1,857,417
U.S. Equity	899,697	212,798	(69,222)	1,043,273	143,894	1,917,810	(8,642)	12,654,901
U.S. High Yield Bond	96,010	37,618	(23,814)	109,814	58,795	49,574	(12,676)	1,292,511
Value	495,735	64,367	(38,011)	522,091	35,662	427,385	3,646	6,557,469
Value Equity Fund	526,510	21,638	(42,338)	505,810	37,416	—	8,644	5,452,634
					$11,113,765	$37,855,678	$2,117,739	$834,435,356
Retirement Living through 2040
Absolute Return Currency	1,690,452	605,176	(767,790)	1,527,838	—	$575,621	($690,773)	$12,956,063

16

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Active Bond	228,501	86,110	(64,603)	250,008	$70,339	9,739	(1,821)	2,575,078
Alpha Opportunities	2,361,061	488,953	(131,234)	2,718,780	141,110	3,837,470	(87,341)	34,718,815
Asia Total Return Bond	161,207	4,367	—	165,574	40,173	—	—	1,536,527
Blue Chip Growth	533,174	77,302	(54,208)	556,268	—	1,901,179	320,229	19,775,323
Capital Appreciation	933,054	104,251	(91,018)	946,287	—	1,273,545	161,813	17,676,646
Capital Appreciation Value	2,381,018	668,668	(100,023)	2,949,663	380,923	3,226,682	5,357	35,808,910
China Emerging Leaders	642,047	17,576	(659,623)	—	106,406	—	(224,507)	—
Core Bond	—	59,163	(9,428)	49,735	4,411	—	19	652,525
Core High Yield Fund	127,310	42,136	(42,625)	126,821	67,299	—	(25,753)	1,329,084
Disciplined Value	390,317	83,993	(23,059)	451,251	64,638	298,658	17,383	8,758,784
Emerging Markets	3,510,305	667,280	—	4,177,585	604,890	—	—	43,405,113
Emerging Markets Debt	202,731	14,302	—	217,033	81,167	—	—	2,050,959
Equity-Income	851,379	141,320	(20,558)	972,141	384,315	989,260	(25,208)	19,705,292
Financial Industries	980,200	136,799	(23,611)	1,093,388	163,707	—	871	19,844,988
Floating Rate Income	744,860	49,757	(55,926)	738,691	265,938	16,606	(13,766)	6,670,380
Fundamental Global Franchise	581,318	68,019	(50,261)	599,076	73,363	380,769	(492)	7,931,765
Fundamental Large Cap Value	965,947	113,858	(70,763)	1,009,042	121,421	709,754	15,421	14,126,589
Global Absolute Return Strategies	657,740	470,553	—	1,128,293	389,494	—	—	12,760,989
Global Bond	79,783	32,941	(21,027)	91,697	—	—	(4,500)	1,084,777
Global Equity	724,887	91,251	(25,877)	790,261	228,983	467,445	(13,985)	8,827,221
Global Income	257,639	93,458	(74,255)	276,842	113,184	—	(37,151)	2,671,525
Global Real Estate	452,868	92,013	(83,446)	461,435	102,959	—	64,812	4,346,719
Global Shareholder Yield	879,799	137,949	(54,559)	963,189	303,764	385,970	(17,684)	11,153,726
Global Short Duration Credit	185,092	71,300	(49,868)	206,524	86,122	564	(34,541)	1,937,193
Health Sciences	705,670	205,094	(339,984)	570,780	—	3,310,222	1,117,279	11,153,040
High Yield	131,504	56,819	(41,252)	147,071	74,328	—	(5,979)	1,300,111
International Core	224,051	22,897	(22,946)	224,002	259,492	—	105,769	7,584,706
International Growth Opportunities	386,578	46,093	(1,819)	430,852	45,868	194,802	(835)	5,945,761
International Growth Stock	472,939	32,444	(39,806)	465,577	113,294	170,222	63,923	6,415,650
International Small Cap	767,108	75,845	(8,366)	834,587	89,229	—	(16,034)	16,766,856
International Small Company	1,385,560	176,725	(12,088)	1,550,197	264,241	—	(17,292)	16,370,085
International Value	1,015,370	133,042	(232,919)	915,493	382,342	—	388,777	14,959,154
International Value Equity	418,536	77,132	—	495,668	107,214	257,228	—	4,267,701
Mid Cap Stock	887,418	160,431	(87,217)	960,632	—	2,605,868	(30,139)	20,941,787
Mid Value	922,802	179,972	(64,341)	1,038,433	132,578	1,921,013	(50,276)	17,383,364
Natural Resources	864,966	4,908	—	869,874	64,786	—	—	11,438,850
Real Estate Equity	369,652	96,266	(96,202)	369,716	52,898	106,206	133,538	4,414,412
Real Return Bond	105,447	45,388	(31,152)	119,683	30,812	—	(19,103)	1,342,838
Redwood	677,150	90,792	(40,733)	727,209	—	367,576	(12,181)	8,144,743
Science & Technology	1,670,416	251,891	(77,577)	1,844,730	—	3,251,910	164,403	25,162,122
Short Duration Credit Opportunities	354,698	144,592	(82,874)	416,416	99,796	—	(26,346)	4,139,177
Small Cap Growth	467,093	94,015	(59,157)	501,951	—	595,804	(11,367)	5,350,795
Small Cap Value	246,275	64,395	(32,208)	278,462	28,047	247,520	6,481	5,541,403
Small Company Growth	216,611	31,832	(22,070)	226,373	—	484,272	8,428	4,742,504
Small Company Value	143,875	32,584	(15,097)	161,362	36,082	438,526	(11,617)	5,529,892
Spectrum Income	228,043	114,846	(53,665)	289,224	81,365	65,169	(14,707)	3,065,770
Strategic Equity Allocation	23,081,216	1,299,240	(594,563)	23,785,893	5,466,587	8,115,105	119,095	331,575,351
Strategic Growth	1,034,770	114,102	(93,813)	1,055,059	87,706	1,213,318	120,415	17,545,636
Strategic Income Opportunities	371,500	152,343	(90,209)	433,634	112,427	—	(6,092)	4,743,955
Total Return	170,906	38,026	(69,754)	139,178	55,534	3,722	(22)	1,929,005
U.S. Equity	936,180	227,338	(64,787)	1,098,731	152,030	2,026,236	(34,178)	13,327,608
U.S. High Yield Bond	100,737	41,818	(26,598)	115,957	62,406	53,147	(15,625)	1,364,819

17

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Value	516,714	68,072	(34,214)	550,572	37,468	449,030	3,111	6,915,186
Value Equity Fund	546,158	21,550	(35,115)	532,593	39,512	—	8,368	5,741,352
					$11,670,648	$39,950,158	$1,376,177	$877,408,624
Retirement Living through 2035
Absolute Return Currency	2,206,069	777,000	(996,333)	1,986,736	—	$733,879	($894,361)	$16,847,520
Active Bond	367,562	99,966	(76,241)	391,287	$111,430	15,346	(2,582)	4,030,253
Alpha Opportunities	3,078,283	672,526	(202,549)	3,548,260	186,331	5,067,268	(151,322)	45,311,284
Asia Total Return Bond	253,989	6,880	—	260,869	63,294	—	—	2,420,867
Blue Chip Growth	687,711	94,772	(73,240)	709,243	—	2,443,094	471,969	25,213,602
Capital Appreciation	1,202,477	128,651	(130,453)	1,200,675	—	1,640,688	259,358	22,428,602
Capital Appreciation Value	3,078,018	852,960	(151,251)	3,779,727	490,432	4,154,296	9,335	45,885,892
China Emerging Leaders	846,660	23,177	(869,837)	—	140,317	72,042	(261,852)	—
Core Bond	—	86,080	(9,927)	76,153	6,810	—	(87)	999,131
Core High Yield Fund	195,931	50,832	(56,284)	190,479	104,811	—	(34,386)	1,996,223
Disciplined Value	503,514	105,444	(29,448)	579,510	83,527	385,937	20,653	11,248,295
Emerging Markets	4,418,660	876,803	—	5,295,463	766,752	—	—	55,019,860
Emerging Markets Debt	321,255	14,672	—	335,927	128,473	—	—	3,174,513
Equity-Income	1,096,193	174,687	(33,298)	1,237,582	494,176	1,274,024	(38,753)	25,085,780
Financial Industries	1,259,680	190,663	(44,752)	1,405,591	208,622	—	4,458	25,511,484
Floating Rate Income	1,189,921	75,688	(78,388)	1,187,221	426,666	26,703	(19,192)	10,720,610
Fundamental Global Franchise	735,735	77,416	(64,852)	748,299	92,487	480,025	1,910	9,907,485
Fundamental Large Cap Value	1,246,009	132,787	(92,138)	1,286,658	156,175	912,908	21,040	18,013,211
Global Absolute Return Strategies	844,245	609,125	—	1,453,370	499,937	—	—	16,437,612
Global Bond	126,273	40,613	(25,599)	141,287	—	—	(5,611)	1,671,421
Global Equity	947,004	109,762	(44,253)	1,012,513	296,110	604,478	(21,500)	11,309,771
Global Income	412,868	107,950	(84,639)	436,179	180,389	—	(46,686)	4,209,123
Global Real Estate	591,248	118,256	(112,281)	597,223	135,200	—	71,721	5,625,837
Global Shareholder Yield	1,149,666	171,753	(81,938)	1,239,481	394,124	501,526	(33,767)	14,353,193
Global Short Duration Credit	298,648	80,056	(54,097)	324,607	137,173	907	(36,126)	3,044,812
Health Sciences	883,068	261,309	(450,182)	694,195	—	4,217,529	1,355,413	13,564,579
High Yield	219,498	66,358	(47,405)	238,451	120,366	—	(4,197)	2,107,911
International Core	285,508	28,722	(30,889)	283,341	328,232	—	162,950	9,593,912
International Growth Opportunities	490,492	63,189	(7,744)	545,937	58,120	246,836	(4,103)	7,533,933
International Growth Stock	585,202	41,530	(36,371)	590,361	143,540	215,667	69,210	8,135,173
International Small Cap	974,790	82,127	(307)	1,056,610	111,845	—	(445)	21,227,288
International Small Company	1,760,934	216,727	(8,562)	1,969,099	333,480	—	(9,591)	20,793,690
International Value	1,212,723	202,866	(256,495)	1,159,094	483,637	—	500,048	18,939,589
International Value Equity	532,358	96,061	(1,281)	627,138	135,605	325,343	(512)	5,399,660
Mid Cap Stock	1,132,062	208,754	(135,065)	1,205,751	—	3,327,144	(59,851)	26,285,375
Mid Value	1,171,596	214,371	(86,522)	1,299,445	166,803	2,416,916	(49,054)	21,752,708
Natural Resources	1,083,734	6,150	—	1,089,884	81,172	—	—	14,331,970
Real Estate Equity	481,217	112,120	(124,008)	469,329	68,295	137,120	159,743	5,603,793
Real Return Bond	166,378	54,799	(37,066)	184,111	47,988	—	(39,650)	2,065,723
Redwood	853,084	87,644	(40,059)	900,669	—	458,517	(7,762)	10,087,495
Science & Technology	2,140,340	322,060	(125,922)	2,336,478	—	4,157,796	187,787	31,869,564
Short Duration Credit Opportunities	572,064	168,114	(87,263)	652,915	158,785	—	(31,429)	6,489,973
Small Cap Growth	582,199	112,096	(76,493)	617,802	—	741,357	(7,634)	6,585,766
Small Cap Value	300,782	88,764	(41,776)	347,770	35,325	311,747	10,941	6,920,625
Small Company Growth	272,477	44,354	(34,926)	281,905	—	609,723	422	5,905,906
Small Company Value	183,099	37,131	(16,429)	203,801	45,284	550,374	(13,609)	6,984,258
Spectrum Income	365,131	143,599	(58,074)	450,656	128,076	102,236	(18,358)	4,776,953
Strategic Equity Allocation	29,663,579	1,388,153	(882,963)	30,168,769	7,019,922	10,350,859	100,582	420,552,634

18

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Strategic Growth	1,332,354	141,507	(133,509)	1,340,352	112,867	1,561,396	151,981	22,290,061
Strategic Income Opportunities	602,259	186,393	(105,550)	683,102	179,635	—	(10,371)	7,473,131
Total Return	275,012	49,067	(105,803)	218,276	89,686	6,105	(1,626)	3,025,307
U.S. Equity	1,207,118	279,413	(86,729)	1,399,802	195,714	2,608,459	(35,733)	16,979,593
U.S. High Yield Bond	168,143	50,330	(30,508)	187,965	101,154	83,332	(17,407)	2,212,350
Value	666,775	78,663	(43,982)	701,456	48,432	580,425	5,486	8,810,286
Value Equity Fund	706,169	21,721	(48,840)	679,050	50,790	—	10,518	7,320,164
					$15,347,989	$51,322,002	$1,717,968	$1,126,085,751
Retirement Living through 2030
Absolute Return Currency	2,656,125	1,318,079	(1,334,879)	2,639,325	—	$995,464	($1,274,681)	$22,381,478
Active Bond	943,242	252,432	(164,111)	1,031,563	$296,125	42,176	(6,458)	10,625,096
Alpha Opportunities	4,137,155	826,093	(362,670)	4,600,578	243,884	6,632,430	(209,770)	58,749,379
Asia Total Return Bond	641,103	17,365	—	658,468	159,763	—	—	6,110,587
Blue Chip Growth	794,041	101,833	(93,227)	802,647	—	2,809,603	688,334	28,534,094
Capital Appreciation	1,393,279	136,764	(161,470)	1,368,573	—	1,887,152	272,895	25,564,935
Capital Appreciation Value	3,551,536	849,577	(230,144)	4,170,969	564,840	4,784,579	156,493	50,635,566
China Emerging Leaders	904,412	24,758	(929,170)	—	149,888	76,956	(309,969)	—
Core Bond	—	230,756	(28,296)	202,460	18,813	—	(533)	2,656,274
Core High Yield Fund	514,658	123,625	(123,174)	515,109	280,327	—	(72,788)	5,398,340
Disciplined Value	582,487	123,032	(44,256)	661,263	95,668	442,034	38,621	12,835,111
Emerging Markets	4,711,005	936,477	—	5,647,482	817,723	—	—	58,677,333
Emerging Markets Debt	793,984	103,734	—	897,718	332,967	—	—	8,483,438
Equity-Income	1,270,506	192,224	(44,480)	1,418,250	569,525	1,469,951	(30,190)	28,747,921
Financial Industries	1,430,357	208,650	(45,665)	1,593,342	237,496	—	6,950	28,919,154
Floating Rate Income	3,049,639	178,746	(81,722)	3,146,663	1,112,649	69,566	(18,796)	28,414,368
Fundamental Global Franchise	804,934	91,738	(93,189)	803,483	100,803	523,183	32,385	10,638,119
Fundamental Large Cap Value	1,441,433	157,107	(142,554)	1,455,986	179,799	1,050,997	41,205	20,383,803
Global Absolute Return Strategies	1,022,005	864,602	—	1,886,607	605,201	—	—	21,337,528
Global Bond	323,633	98,613	(51,377)	370,869	—	—	(16,832)	4,387,375
Global Equity	1,141,907	128,095	(75,311)	1,194,691	354,867	724,424	(22,973)	13,344,695
Global Income	1,053,521	287,046	(171,791)	1,168,776	484,430	—	(124,680)	11,278,684
Global Real Estate	713,374	130,266	(139,267)	704,373	159,815	—	185,777	6,635,196
Global Shareholder Yield	1,392,701	196,413	(112,445)	1,476,669	476,587	608,355	12,410	17,099,826
Global Short Duration Credit Fund	767,687	233,810	(121,366)	880,131	373,645	2,514	(88,936)	8,255,626
Health Sciences	1,028,421	287,390	(561,844)	753,967	—	4,638,476	2,249,451	14,732,508
High Yield	548,731	189,918	(119,458)	619,191	317,110	—	(23,455)	5,473,651
International Core	299,995	33,019	(36,149)	296,865	345,021	—	138,783	10,051,861
International Growth Opportunities	512,573	68,623	(10,441)	570,755	60,762	258,057	(6,005)	7,876,421
International Growth Stock	599,231	45,519	(31,040)	613,710	150,118	225,550	29,977	8,456,923
International Small Cap	1,044,918	88,703	(13,622)	1,119,999	118,737	—	(25,892)	22,500,777
International Small Company	1,881,082	219,697	(27,326)	2,073,453	353,273	—	(34,020)	21,895,663
International Value	1,370,615	178,683	(344,664)	1,204,634	502,197	—	510,830	19,683,724
International Value Equity	558,793	100,191	(5,069)	653,915	142,540	341,982	(7,338)	5,630,207
Mid Cap Stock	1,253,596	221,291	(167,285)	1,307,602	—	3,619,009	(15,749)	28,505,728
Mid Value	1,321,349	232,432	(114,049)	1,439,732	185,282	2,684,668	(6,001)	24,101,108
Natural Resources	1,192,538	6,767	—	1,199,305	89,321	—	—	15,770,860
Real Estate Equity	579,719	141,621	(162,694)	558,646	80,732	162,090	232,496	6,670,236
Real Return Bond	431,610	137,688	(74,187)	495,111	129,129	—	(65,418)	5,555,149
Redwood	909,717	91,522	(57,512)	943,727	—	483,960	(4,105)	10,569,737
Science & Technology	2,408,164	362,755	(198,361)	2,572,558	—	4,683,166	236,146	35,089,689
Short Duration Credit Opportunities	1,471,459	434,136	(167,592)	1,738,003	425,500	—	(69,491)	17,275,752
Small Cap Growth	571,498	106,240	(83,427)	594,311	—	713,469	(3,283)	6,335,357

19

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Small Cap Value	263,406	106,109	(45,316)	324,199	32,723	288,781	18,016	6,451,559
Small Company Growth	261,776	39,268	(36,175)	264,869	—	573,429	3,256	5,549,011
Small Company Value	174,852	37,759	(22,707)	189,904	42,571	517,400	(11,070)	6,508,005
Spectrum Income	944,129	360,618	(104,483)	1,200,264	342,191	281,776	(38,639)	12,722,799
Strategic Equity Allocation	33,398,479	1,775,520	(1,857,530)	33,316,469	7,844,278	11,566,367	774,988	464,431,593
Strategic Growth	1,538,943	159,575	(180,193)	1,518,325	128,991	1,784,452	171,002	25,249,743
Strategic Income Opportunities	1,542,464	474,011	(209,308)	1,807,167	480,186	—	(23,066)	19,770,406
Total Return	705,572	113,565	(243,098)	576,039	230,627	15,977	(3,098)	7,983,899
U.S. Equity	1,472,246	332,509	(133,324)	1,671,431	236,931	3,157,798	66,616	20,274,463
U.S. High Yield Bond	420,369	139,887	(73,557)	486,699	265,950	229,136	(50,645)	5,728,451
Value	694,922	83,717	(62,744)	715,895	49,995	599,162	12,042	8,991,640
Value Equity Fund	818,965	28,424	(79,337)	768,052	58,430	—	22,986	8,279,605
					$20,227,410	$58,944,089	$3,337,778	$1,348,210,451
Retirement Living through 2025
Absolute Return Currency	3,030,884	1,273,761	(926,251)	3,378,394	—	$1,135,317	($976,212)	$28,648,785
Active Bond	2,580,672	842,040	(408,194)	3,014,518	$858,124	127,034	(24,011)	31,049,538
Alpha Opportunities	2,764,444	427,200	(276,573)	2,915,071	151,551	4,121,426	(68,160)	37,225,458
Asia Total Return Bond	1,000,860	27,110	—	1,027,970	249,414	—	—	9,539,565
Blue Chip Growth	744,886	87,478	(87,485)	744,879	—	2,552,192	1,030,639	26,480,456
Capital Appreciation	1,298,753	126,057	(168,566)	1,256,244	—	1,702,994	796,466	23,466,634
Capital Appreciation Value	4,680,821	891,041	(271,428)	5,300,434	734,258	6,219,668	174,530	64,347,266
China Emerging Leaders	887,034	24,283	(911,317)	—	147,008	75,478	(312,100)	—
Core Bond	—	1,097,296	(125,547)	971,749	93,204	—	(2,496)	12,749,348
Core High Yield Fund	782,822	282,439	(218,484)	846,777	458,002	—	(130,746)	8,874,228
Disciplined Value	590,703	132,816	(52,756)	670,763	95,880	443,015	49,680	13,019,519
Emerging Markets	4,340,696	914,318	—	5,255,014	760,896	—	—	54,599,595
Emerging Markets Debt	1,233,504	336,245	—	1,569,749	565,160	—	—	14,834,126
Equity-Income	1,288,456	203,952	(66,246)	1,426,162	572,892	1,478,991	(45,995)	28,908,309
Financial Industries	1,472,779	238,168	(64,200)	1,646,747	241,241	—	14,171	29,888,463
Floating Rate Income	5,816,503	425,179	—	6,241,682	2,154,871	134,469	—	56,362,391
Fundamental Global Franchise	1,026,309	86,768	(100,631)	1,012,446	124,709	647,260	4,659	13,404,784
Fundamental Large Cap Value	1,461,877	179,040	(179,482)	1,461,435	176,543	1,031,965	64,228	20,460,097
Global Absolute Return Strategies	1,210,430	1,251,211	—	2,461,641	716,780	—	—	27,841,160
Global Bond	720,276	355,196	(163,380)	912,092	—	—	(35,055)	10,790,046
Global Equity	1,272,036	144,073	(103,875)	1,312,234	382,725	781,293	(15,818)	14,657,657
Global Income	1,915,253	837,333	(414,125)	2,338,461	953,015	—	(265,883)	22,566,152
Global Real Estate	894,712	142,597	(164,121)	873,188	194,728	—	287,778	8,225,435
Global Shareholder Yield	1,848,463	226,067	(144,638)	1,929,892	624,053	792,103	(84,804)	22,348,147
Global Short Duration Credit Fund	1,350,740	591,856	(274,099)	1,668,497	697,519	4,765	(179,795)	15,650,499
Health Sciences	1,035,310	281,785	(580,562)	736,533	—	4,548,012	2,443,633	14,391,855
High Yield	1,092,973	288,216	(358,663)	1,022,526	571,405	—	71,771	9,039,133
International Core	264,456	35,185	(20,282)	279,359	325,849	—	49,201	9,459,084
International Growth Opportunities	496,534	54,449	(18,127)	532,856	56,661	240,640	(14,755)	7,353,417
International Growth Stock	568,199	55,477	(48,526)	575,150	139,922	210,231	50,876	7,925,573
International Small Cap	986,880	84,567	(33,104)	1,038,343	109,061	—	(53,919)	20,860,305
International Small Company	1,783,468	212,626	(54,172)	1,941,922	324,535	—	(66,660)	20,506,694
International Value	1,076,325	177,069	(119,886)	1,133,508	468,218	—	226,722	18,521,529
International Value Equity	538,047	94,756	(17,562)	615,241	134,664	323,086	(13,354)	5,297,224
Mid Cap Stock	1,218,567	215,139	(169,965)	1,263,741	—	3,406,514	79,628	27,549,560
Mid Value	1,219,164	213,801	(119,632)	1,313,333	165,544	2,398,667	43,120	21,985,188
Natural Resources	1,202,686	6,824	—	1,209,510	90,081	—	—	15,905,060
Real Estate Equity	645,783	124,088	(161,517)	608,354	86,710	174,091	307,821	7,263,742

20

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Real Return Bond	777,701	382,114	(186,035)	973,780	248,117	—	(125,578)	10,925,809
Redwood	1,129,819	104,491	(76,975)	1,157,335	—	584,603	(4,276)	12,962,149
Science & Technology	2,424,548	354,290	(201,634)	2,577,204	—	4,573,896	495,417	35,153,067
Short Duration Credit Opportunities	2,898,258	1,143,026	(344,140)	3,697,144	899,315	—	(129,763)	36,749,609
Small Cap Growth	488,723	94,082	(80,550)	502,255	—	591,796	4,832	5,354,044
Small Cap Value	177,246	152,199	(44,031)	285,414	28,352	250,209	19,132	5,679,739
Small Company Growth	226,522	34,178	(36,242)	224,458	—	477,250	14,901	4,702,397
Small Company Value	155,535	28,165	(17,633)	166,067	36,664	445,602	87,373	5,691,120
Spectrum Income	1,852,456	890,840	(201,058)	2,542,238	728,020	620,218	(53,281)	26,947,725
Strategic Equity Allocation	33,389,427	1,712,625	(2,217,646)	32,884,406	7,590,165	11,191,683	1,792,370	458,408,611
Strategic Growth	1,444,408	139,873	(177,516)	1,406,765	118,693	1,641,990	218,358	23,394,502
Strategic Income Opportunities	3,101,845	1,158,414	(410,301)	3,849,958	1,018,064	—	(58,977)	42,118,542
Total Return	1,925,736	415,157	(654,212)	1,686,681	621,591	43,026	(39,181)	23,377,405
U.S. Equity	2,003,386	478,054	(234,918)	2,246,522	311,922	4,157,276	89,823	27,250,313
U.S. High Yield Bond	837,015	240,389	(270,596)	806,808	480,858	391,368	(64,825)	9,496,129
Value	694,455	97,042	(86,383)	705,114	48,209	577,753	31,561	8,856,226
Value Equity Fund	830,027	45,488	(104,657)	770,858	58,317	—	24,551	8,309,850
					$25,613,510	$58,095,881	$5,707,597	$1,527,373,259
Retirement Living through 2020
Absolute Return Currency	2,760,419	772,202	(597,458)	2,935,163	—	$944,948	($599,930)	$24,890,186
Active Bond	4,447,455	945,275	(578,342)	4,814,388	$1,424,784	208,644	(27,294)	49,588,196
Alpha Opportunities	985,275	132,544	(141,712)	976,107	52,637	1,431,458	88,428	12,464,892
Asia Total Return Bond	1,294,584	35,066	—	1,329,650	322,610	—	—	12,339,156
Blue Chip Growth	482,009	54,350	(78,035)	458,324	—	1,629,978	901,417	16,293,430
Capital Appreciation	842,824	76,777	(143,294)	776,307	—	1,090,389	758,394	14,501,411
Capital Appreciation Value	3,888,932	579,060	(351,114)	4,116,878	606,136	5,134,388	297,393	49,978,904
China Emerging Leaders	627,160	17,168	(644,328)	—	103,939	53,365	(286,929)	—
Core Bond	—	1,285,606	(115,917)	1,169,689	114,158	—	3,437	15,346,320
Core High Yield Fund	957,084	222,977	(243,952)	936,109	532,801	—	(144,892)	9,810,423
Disciplined Value	379,062	85,383	(39,213)	425,232	60,990	281,806	56,039	8,253,747
Emerging Markets	2,856,812	643,291	(276,076)	3,224,027	506,795	—	86,921	33,497,645
Emerging Markets Debt	1,232,111	247,955	—	1,480,066	541,840	—	—	13,986,623
Equity-Income	826,871	116,490	(54,267)	889,094	366,869	950,500	(28,698)	18,021,931
Financial Industries	1,116,847	179,402	(68,466)	1,227,783	180,151	—	20,580	22,284,267
Floating Rate Income	7,134,422	403,994	(57,604)	7,480,812	2,618,944	163,614	(20,737)	67,551,735
Fundamental Global Franchise	840,390	79,288	(130,301)	789,377	100,533	521,785	40,789	10,451,354
Fundamental Large Cap Value	938,134	94,691	(137,758)	895,067	111,516	651,856	76,214	12,530,944
Global Absolute Return Strategies	1,215,647	890,808	—	2,106,455	719,870	—	—	23,824,011
Global Bond	1,103,613	342,887	(182,204)	1,264,296	—	—	(35,182)	14,956,619
Global Equity	1,071,102	116,021	(132,655)	1,054,468	318,872	650,945	(13,143)	11,778,413
Global Income	2,112,204	628,928	(438,661)	2,302,471	990,426	—	(282,787)	22,218,846
Global Real Estate	946,365	125,594	(201,064)	870,895	202,775	—	301,692	8,203,834
Global Shareholder Yield	1,543,465	174,357	(182,413)	1,535,409	515,364	657,763	(31,956)	17,780,039
Global Short Duration Credit Fund	1,598,717	470,084	(295,587)	1,773,214	780,263	5,352	(192,736)	16,632,747
Health Sciences	791,852	206,170	(503,341)	494,681	—	3,327,578	3,078,337	9,666,074
High Yield	1,201,448	222,263	(314,699)	1,109,012	634,731	—	63,489	9,803,665
International Core	189,919	29,440	(11,902)	207,457	241,492	—	(6,321)	7,024,500
International Growth Opportunities	374,679	43,318	(24,015)	393,982	41,677	177,005	(18,707)	5,436,945
International Growth Stock	410,079	46,072	(27,602)	428,549	103,486	155,486	11,134	5,905,405
International Small Cap	679,901	43,351	(24,724)	698,528	73,941	—	(28,643)	14,033,429
International Small Company	1,227,777	123,296	(47,316)	1,303,757	220,986	—	(41,918)	13,767,679
International Value	751,994	131,622	(43,412)	840,204	345,307	—	11,536	13,728,940

21

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
International Value Equity	404,314	73,511	(19,040)	458,785	100,610	241,384	(12,211)	3,950,141
Mid Cap Stock	781,959	132,671	(149,843)	764,787	—	2,162,761	88,061	16,672,347
Mid Value	871,104	136,397	(117,664)	889,837	117,008	1,695,405	4,757	14,895,866
Natural Resources	999,950	5,674	—	1,005,624	74,896	—	—	13,223,958
Real Estate Equity	543,338	95,686	(149,302)	489,722	72,505	145,572	271,193	5,847,284
Real Return Bond	976,768	328,508	(198,666)	1,106,610	296,985	—	(80,985)	12,416,164
Redwood	934,853	48,698	(71,958)	911,593	—	476,797	(1,712)	10,209,844
Science & Technology	1,785,924	256,550	(253,380)	1,789,094	—	3,312,067	531,770	24,403,238
Short Duration Credit Opportunities	3,982,282	1,045,813	(484,912)	4,543,183	1,163,637	—	(179,134)	45,159,241
Small Cap Growth	337,092	59,939	(68,580)	328,451	—	402,890	139,982	3,501,291
Small Cap Value	162,378	72,935	(38,785)	196,528	20,313	179,265	17,400	3,910,904
Small Company Growth	145,920	35,587	(30,882)	150,625	—	333,195	(5,380)	3,155,591
Small Company Value	112,948	18,514	(16,521)	114,941	26,350	320,252	117,957	3,939,041
Spectrum Income	2,524,618	841,701	(256,535)	3,109,784	935,245	795,357	(59,506)	32,963,706
Strategic Equity Allocation	23,854,578	1,406,279	(2,827,796)	22,433,061	5,366,113	7,912,323	4,803,861	312,716,809
Strategic Growth	934,582	84,805	(147,982)	871,405	76,131	1,053,195	279,620	14,491,465
Strategic Income Opportunities	4,216,796	850,380	(336,570)	4,730,606	1,331,369	—	(48,170)	51,752,833
Total Return	3,319,570	394,100	(1,030,815)	2,682,855	1,076,612	74,967	(101,347)	37,184,364
U.S. Equity	1,692,123	343,513	(225,888)	1,809,748	258,865	3,450,126	139,311	21,952,240
U.S. High Yield Bond	920,006	191,714	(236,476)	875,244	533,787	442,880	(45,150)	10,301,622
Value	402,845	46,962	(60,946)	388,861	27,644	331,293	32,974	4,884,092
Value Equity Fund	533,071	16,573	(80,711)	468,933	37,109	—	25,496	5,055,097
					$24,349,072	$41,366,589	$9,954,714	$1,239,139,448
Retirement Living through 2015
Absolute Return Currency	1,540,829	448,077	(429,249)	1,559,657	—	$520,879	($342,269)	$13,225,891
Active Bond	3,938,059	501,203	(609,063)	3,830,199	$1,191,286	170,670	14,030	39,451,050
Alpha Opportunities	349,746	51,267	(69,183)	331,830	18,831	512,120	(33,190)	4,237,470
Asia Total Return Bond	895,187	24,248	—	919,435	223,081	—	—	8,532,360
Blue Chip Growth	195,507	22,162	(45,540)	172,129	—	642,405	555,565	6,119,175
Capital Appreciation	341,212	28,222	(78,285)	291,149	—	429,521	530,464	5,438,661
Capital Appreciation Value	2,230,531	274,051	(379,510)	2,125,072	337,982	2,862,941	445,122	25,798,375
China Emerging Leaders	285,509	7,816	(293,325)	—	47,317	24,294	(162,495)	—
Core Bond	—	1,125,812	(127,451)	998,361	99,004	—	4,276	13,098,491
Core High Yield Fund	591,405	92,858	(179,773)	504,490	300,996	—	(100,094)	5,287,053
Disciplined Value	151,473	8,863	(28,799)	131,537	23,590	109,000	132,453	2,553,138
Emerging Markets	1,321,819	293,169	(377,124)	1,237,864	233,841	—	129,747	12,861,406
Emerging Markets Debt	833,103	50,041	—	883,144	336,813	—	—	8,345,715
Equity-Income	330,387	25,817	(52,312)	303,892	131,559	343,403	184,014	6,159,889
Financial Industries	355,761	6,149	(28,595)	333,315	56,062	—	5,991	6,049,658
Floating Rate Income	5,010,665	209,380	(399,608)	4,820,437	1,783,286	111,928	(167,686)	43,528,550
Fundamental Global Franchise	424,435	33,002	(88,729)	368,708	49,602	257,442	177,191	4,881,693
Fundamental Large Cap Value	374,848	29,691	(73,791)	330,748	43,355	253,430	27,215	4,630,471
Global Absolute Return Strategies	850,137	226,520	—	1,076,657	503,426	—	—	12,176,996
Global Bond	889,523	149,515	(135,732)	903,306	—	—	(6,144)	10,686,108
Global Equity	401,969	39,004	(74,959)	366,014	116,860	238,557	57,841	4,088,379
Global Income	1,322,672	219,932	(272,660)	1,269,944	569,643	—	(144,981)	12,254,957
Global Real Estate	466,082	46,051	(113,387)	398,746	97,482	—	299,118	3,756,189
Global Shareholder Yield	914,398	81,034	(152,974)	842,458	296,769	377,917	207,399	9,755,663
Global Short Duration Credit Fund	993,777	183,662	(189,597)	987,842	453,061	3,124	(134,302)	9,265,958
Health Sciences	252,835	76,583	(101,247)	228,171	—	1,236,043	651,562	4,458,455
High Yield	833,081	81,755	(317,294)	597,542	383,271	—	184,451	5,282,269
International Core	80,313	9,587	(7,239)	82,661	99,036	—	8,328	2,798,906

22

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
International Growth Opportunities	158,946	14,846	(12,763)	161,029	17,370	73,773	(5,522)	2,222,203
International Growth Stock	174,354	15,145	(15,583)	173,916	42,922	64,489	22,048	2,396,565
International Small Cap	302,062	14,127	(14,918)	301,271	31,997	—	4,123	6,052,542
International Small Company	538,050	37,353	(22,579)	552,824	94,496	—	(1,751)	5,837,823
International Value	314,701	42,785	(16,266)	341,220	143,666	—	7,967	5,575,533
International Value Equity	169,752	26,014	(11,558)	184,208	40,957	98,263	1,227	1,586,031
Mid Cap Stock	329,743	46,740	(77,874)	298,609	—	890,356	63,596	6,509,684
Mid Value	365,464	49,783	(69,561)	345,686	47,871	693,638	34,780	5,786,789
Natural Resources	500,468	2,840	—	503,308	37,485	—	—	6,618,497
Real Estate Equity	291,354	41,323	(88,488)	244,189	37,960	76,214	488,993	2,915,611
Real Return Bond	637,369	120,471	(118,636)	639,204	182,946	—	(30,167)	7,171,864
Redwood	479,080	22,406	(71,300)	430,186	—	237,236	52,245	4,818,086
Science & Technology	565,307	88,523	(129,441)	524,389	—	1,026,192	(66,614)	7,152,660
Short Duration Credit Opportunities	2,522,790	422,659	(387,223)	2,558,226	680,682	—	(119,089)	25,428,767
Small Cap Growth	279,437	41,483	(68,691)	252,229	—	326,213	21,123	2,688,756
Small Cap Value	84,220	4,940	(17,271)	71,889	7,779	68,646	8,595	1,430,582
Small Company Value	44,118	5,286	(7,696)	41,708	10,050	122,150	74,022	1,429,348
Spectrum Income	1,598,740	368,567	(214,949)	1,752,358	548,547	459,880	(23,794)	18,574,996
Strategic Equity Allocation	10,694,936	464,626	(1,863,975)	9,295,587	2,344,621	3,457,137	5,524,084	129,580,488
Strategic Growth	379,163	33,254	(85,460)	326,957	30,087	416,223	219,610	5,437,294
Strategic Income Opportunities	2,610,717	439,696	(396,483)	2,653,930	769,400	—	(32,413)	29,033,991
Total Return	2,939,358	117,170	(924,526)	2,132,002	952,763	66,297	(29,308)	29,549,546
U.S. Equity	1,079,359	199,666	(211,537)	1,067,488	161,445	2,151,722	395,221	12,948,626
U.S. High Yield Bond	637,522	77,987	(241,827)	473,682	323,586	247,571	31,498	5,575,235
Value	185,894	16,678	(36,317)	166,255	12,432	148,984	27,782	2,088,160
Value Equity Fund	213,145	4,134	(43,735)	173,544	14,428	—	15,030	1,870,808
					$13,929,643	$18,718,658	$9,206,892	$615,003,411
Retirement Living through 2010
Absolute Return Currency	932,930	163,898	(169,405)	927,423	—	$266,819	($80,085)	$7,864,549
Active Bond	3,269,379	218,835	(563,976)	2,924,238	$952,847	131,664	49,366	30,119,648
Alpha Opportunities	155,881	26,165	(37,377)	144,669	8,481	230,649	(23,865)	1,847,424
Asia Total Return Bond	627,872	17,008	—	644,880	156,466	—	—	5,984,482
Blue Chip Growth	102,436	17,057	(30,074)	89,419	—	345,287	190,420	3,178,844
Capital Appreciation	179,105	24,253	(52,182)	151,176	—	231,304	190,606	2,823,968
Capital Appreciation Value	1,141,317	161,863	(213,764)	1,089,416	173,719	1,471,518	291,115	13,225,507
China Emerging Leaders	113,765	3,114	(116,879)	—	18,854	9,680	(80,710)	—
Core Bond	—	793,514	(99,859)	693,655	70,015	—	4,777	9,100,749
Core High Yield Fund	376,513	27,845	(105,311)	299,047	188,114	—	(59,095)	3,134,011
Disciplined Value	88,626	8,427	(20,508)	76,545	14,013	64,749	80,477	1,485,731
Emerging Markets	519,310	116,707	(88,337)	547,680	92,092	—	35,912	5,690,393
Emerging Markets Debt	612,849	25,730	—	638,579	245,082	—	—	6,034,573
Equity-Income	191,442	21,095	(36,201)	176,336	78,868	206,049	24,580	3,574,325
Financial Industries	51,370	2,546	(4,257)	49,659	8,138	—	543	901,310
Floating Rate Income	3,620,751	148,942	(514,314)	3,255,379	1,268,128	80,932	(195,781)	29,396,068
Fundamental Global Franchise	229,217	22,131	(53,873)	197,475	27,392	142,167	80,433	2,614,567
Fundamental Large Cap Value	219,288	28,556	(56,142)	191,702	26,021	152,105	44,151	2,683,824
Global Absolute Return Strategies	594,755	79,013	(9,711)	664,057	352,196	—	(194)	7,510,487
Global Bond	688,960	93,505	(131,753)	650,712	—	—	(14,963)	7,697,923
Global Equity	237,090	23,838	(46,802)	214,126	70,613	144,148	30,391	2,391,792
Global Income	856,398	98,019	(202,249)	752,168	355,674	—	(66,963)	7,258,422
Global Real Estate	227,175	36,412	(69,823)	193,764	48,904	—	166,733	1,825,254
Global Shareholder Yield	498,676	56,099	(99,096)	455,679	163,222	208,376	70,025	5,276,763

23

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Global Short Duration Credit Fund	655,585	72,199	(128,954)	598,830	288,914	1,982	(84,589)	5,617,027
Health Sciences	37,399	11,625	(15,361)	33,663	—	187,619	88,909	657,774
High Yield	514,278	30,105	(189,629)	354,754	235,544	—	183,239	3,136,026
International Core	35,199	4,034	(2,092)	37,141	43,497	—	2,504	1,257,584
International Growth Opportunities	69,119	7,560	(4,929)	71,750	7,705	32,721	(1,576)	990,147
International Growth Stock	75,835	6,432	(4,730)	77,537	19,079	28,666	4,512	1,068,464
International Small Cap	145,174	8,873	(6,165)	147,882	15,923	—	(397)	2,970,945
International Small Company	263,416	21,281	(7,454)	277,243	47,685	—	(2,511)	2,927,690
International Value	135,482	20,708	(3,995)	152,195	64,401	—	(5,752)	2,486,861
International Value Equity	74,339	11,576	(3,249)	82,666	18,054	43,316	201	711,753
Mid Cap Stock	154,111	29,455	(44,667)	138,899	—	427,501	36,666	3,028,007
Mid Value	232,978	38,390	(51,853)	219,515	31,315	453,749	32,462	3,674,680
Natural Resources	247,698	1,406	—	249,104	18,553	—	—	3,275,714
Real Estate Equity	171,916	39,586	(68,473)	143,029	23,019	46,216	272,225	1,707,761
Real Return Bond	430,347	64,410	(95,957)	398,800	120,589	—	(47,532)	4,474,532
Redwood	293,423	15,659	(41,364)	267,718	—	153,295	24,561	2,998,444
Science & Technology	80,860	14,511	(19,837)	75,534	—	151,491	(6,320)	1,030,287
Short Duration Credit Opportunities	1,637,224	121,622	(222,221)	1,536,625	431,051	—	(53,390)	15,274,055
Small Cap Growth	119,129	23,709	(35,137)	107,701	—	143,270	(3,493)	1,148,093
Small Cap Value	35,821	3,569	(9,379)	30,011	3,381	29,833	2,640	597,220
Small Company Value	19,031	3,347	(4,522)	17,856	4,477	54,416	20,355	611,924
Spectrum Income	1,039,504	179,022	(164,368)	1,054,158	345,313	282,863	(2,368)	11,174,071
Strategic Equity Allocation	5,211,561	337,457	(1,058,762)	4,490,256	1,169,831	1,724,916	2,872,321	62,594,234
Strategic Growth	190,211	30,720	(51,539)	169,392	16,042	221,922	5,689	2,816,987
Strategic Income Opportunities	1,710,008	192,434	(309,116)	1,593,326	484,196	—	(4,614)	17,430,981
Total Return	2,433,245	123,808	(928,529)	1,628,524	779,330	53,417	(1,546)	22,571,337
U.S. Equity	589,628	130,706	(141,859)	578,475	90,120	1,201,108	120,228	7,016,905
U.S. High Yield Bond	392,647	33,980	(144,217)	282,410	199,190	151,743	16,050	3,323,962
Value Equity Fund	123,046	5,670	(27,979)	100,737	8,528	—	10,315	1,085,942
					$8,784,576	$9,075,491	$4,216,662	$349,280,021

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

24

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LCQ3	05/15
This report is for the information of the shareholders of John Hancock Retirement Living Portfolios.		7/15

John Hancock

Retirement Living II Portfolios

Quarterly portfolio holdings 5/31/15

Portfolio's investments	Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2055 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.5%
Equity - 63.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	341,314	$4,757,910
UNAFFILIATED INVESTMENT COMPANIES - 36.2%
Exchange-traded funds - 36.2%
Financial Select Sector SPDR Fund	6,623	162,926
iShares iBoxx Investment Grade Corporate Bond ETF	251	29,686
iShares JPMorgan USD Emerging Markets Bond ETF	146	16,406
iShares MSCI USA Minimum Volatility ETF	9,758	404,372
iShares TIPS Bond ETF	97	10,982
PowerShares Senior Loan Portfolio	2,495	60,179
SPDR Barclays High Yield Bond ETF	2,731	107,656
Vanguard Consumer Staples ETF	1,133	143,902
Vanguard Dividend Appreciation ETF	4,173	338,305
Vanguard Energy ETF	579	64,298
Vanguard FTSE Emerging Markets ETF	7,920	335,333
Vanguard Health Care ETF	670	93,679
Vanguard Information Technology ETF	1,925	212,867
Vanguard Intermediate-Term Bond ETF	285	24,285
Vanguard Intermediate-Term Corporate Bond ETF	801	69,383
Vanguard Materials ETF	191	21,329
Vanguard Mid-Cap ETF	1,847	239,427
Vanguard MSCI EAFE ETF	3,379	139,722
Vanguard REIT ETF	936	74,075
Vanguard Small-Cap ETF	868	106,313
Vanguard Total Bond Market ETF	689	56,732
Total investments (Cost $7,308,987) - 99.7%		$7,469,767
Other assets and liabilities, net - 0.3%		22,773
TOTAL NET ASSETS - 100.0%		$7,492,540

RETIREMENT LIVING THROUGH II 2050 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.6%
Equity - 63.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	547,717	$7,635,167
UNAFFILIATED INVESTMENT COMPANIES - 36.1%
Exchange-traded funds - 36.1%
Financial Select Sector SPDR Fund	10,600	260,760
iShares iBoxx Investment Grade Corporate Bond ETF	402	47,545
iShares JPMorgan USD Emerging Markets Bond ETF	236	26,519
iShares MSCI USA Minimum Volatility ETF	15,488	641,823
iShares TIPS Bond ETF	156	17,662
PowerShares Senior Loan Portfolio	3,992	96,287
SPDR Barclays Capital High Yield Bond ETF	4,374	172,423
Vanguard Consumer Staples ETF	1,779	225,951
Vanguard Dividend Appreciation ETF	6,617	536,440
Vanguard Energy ETF	1,031	114,493
Vanguard FTSE Emerging Markets ETF	12,671	536,490
Vanguard Health Care ETF	1,073	150,027
Vanguard Information Technology ETF	3,063	338,707
Vanguard Intermediate-Term Bond ETF	458	39,026
Vanguard Intermediate-Term Corporate Bond ETF	1,284	111,220
Vanguard Materials ETF	342	38,191
Vanguard Mid-Cap ETF	2,955	383,057
Vanguard MSCI EAFE ETF	5,431	224,572
Vanguard REIT ETF	1,498	118,552
Vanguard Small-Cap ETF	1,391	170,370
Vanguard Total Bond Market ETF	1,105	90,986
Total investments (Cost $11,715,163) - 99.7%		$11,976,268
Other assets and liabilities, net - 0.3%		33,013
TOTAL NET ASSETS - 100.0%		$12,009,281

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2045 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.6%
Equity - 63.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	969,171	$13,510,240
UNAFFILIATED INVESTMENT COMPANIES - 36.2%
Exchange-traded funds - 36.2%
Financial Select Sector SPDR Fund	18,813	462,800
iShares iBoxx Investment Grade Corporate Bond ETF	715	84,563
iShares JPMorgan USD Emerging Markets Bond ETF	416	46,746
iShares MSCI USA Minimum Volatility ETF	27,309	1,131,685
iShares TIPS Bond ETF	277	31,362
PowerShares Senior Loan Portfolio	7,085	170,890
SPDR Barclays Capital High Yield Bond ETF	7,760	305,899
Vanguard Consumer Staples ETF	3,117	395,890
Vanguard Dividend Appreciation ETF	11,666	945,763
Vanguard Energy ETF	1,939	215,326
Vanguard FTSE Emerging Markets ETF	22,100	935,714
Vanguard Health Care ETF	1,901	265,798
Vanguard Information Technology ETF	5,432	600,671
Vanguard Intermediate-Term Bond ETF	811	69,105
Vanguard Intermediate-Term Corporate Bond ETF	2,276	197,147
Vanguard Materials ETF	647	72,250
Vanguard Mid-Cap ETF	5,250	680,558
Vanguard MSCI EAFE ETF	9,601	397,001
Vanguard REIT ETF	2,662	210,671
Vanguard Small-Cap ETF	2,472	302,771
Vanguard Total Bond Market ETF	1,958	161,222
Total investments (Cost $20,698,145) - 99.8%		$21,194,072
Other assets and liabilities, net - 0.2%		49,220
TOTAL NET ASSETS - 100.0%		$21,243,292

RETIREMENT LIVING THROUGH II 2040 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.6%
Equity - 63.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,217,829	$16,976,537
UNAFFILIATED INVESTMENT COMPANIES - 36.2%
Exchange-traded funds - 36.2%
Financial Select Sector SPDR Fund	23,639	581,519
iShares iBoxx Investment Grade Corporate Bond ETF	897	106,088
iShares JPMorgan USD Emerging Markets Bond ETF	522	58,657
iShares MSCI USA Minimum Volatility ETF	34,303	1,421,516
iShares TIPS Bond ETF	347	39,287
PowerShares Senior Loan Portfolio	8,875	214,065
SPDR Barclays Capital High Yield Bond ETF	9,751	384,384
Vanguard Consumer Staples ETF	3,911	496,736
Vanguard Dividend Appreciation ETF	14,667	1,189,054
Vanguard Energy ETF	2,439	270,851
Vanguard FTSE Emerging Markets ETF	28,184	1,193,311
Vanguard Health Care ETF	2,392	334,449
Vanguard Information Technology ETF	6,830	755,261
Vanguard Intermediate-Term Bond ETF	1,021	86,999
Vanguard Intermediate-Term Corporate Bond ETF	2,863	247,993
Vanguard Materials ETF	807	90,118
Vanguard Mid-Cap ETF	6,590	854,262
Vanguard MSCI EAFE ETF	12,064	498,846
Vanguard REIT ETF	3,341	264,407
Vanguard Small-Cap ETF	3,103	380,055
Vanguard Total Bond Market ETF	2,464	202,886
Total investments (Cost $26,058,288) - 99.8%		$26,647,281
Other assets and liabilities, net - 0.2%		44,392
TOTAL NET ASSETS - 100.0%		$26,691,673

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2035 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.5%
Equity - 61.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,785,460	$24,889,312
UNAFFILIATED INVESTMENT COMPANIES - 38.4%
Exchange-traded funds - 38.4%
Financial Select Sector SPDR Fund	35,958	884,567
iShares iBoxx Investment Grade Corporate Bond ETF	2,704	319,802
iShares JPMorgan USD Emerging Markets Bond ETF	982	110,347
iShares MSCI USA Minimum Volatility ETF	48,670	2,016,885
iShares TIPS Bond ETF	651	73,706
PowerShares Senior Loan Portfolio	16,978	409,509
SPDR Barclays Capital High Yield Bond ETF	18,726	738,179
Vanguard Consumer Staples ETF	4,877	619,428
Vanguard Dividend Appreciation ETF	20,532	1,664,529
Vanguard Energy ETF	3,599	399,669
Vanguard FTSE Emerging Markets ETF	42,378	1,794,285
Vanguard Health Care ETF	3,484	487,133
Vanguard Information Technology ETF	10,320	1,141,186
Vanguard Intermediate-Term Bond ETF	3,071	261,680
Vanguard Intermediate-Term Corporate Bond ETF	8,621	746,751
Vanguard Materials ETF	1,185	132,329
Vanguard Mid-Cap ETF	10,118	1,311,596
Vanguard MSCI EAFE ETF	20,337	840,935
Vanguard REIT ETF	5,089	402,743
Vanguard Small-Cap ETF	4,681	573,329
Vanguard Total Bond Market ETF	7,412	610,304
Total investments (Cost $39,545,365) - 99.9%		$40,428,204
Other assets and liabilities, net - 0.1%		21,922
TOTAL NET ASSETS - 100.0%		$40,450,126

RETIREMENT LIVING THROUGH II 2030 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 56.8%
Equity - 56.8%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	2,247,066	$31,324,107
UNAFFILIATED INVESTMENT COMPANIES - 43.1%
Exchange-traded funds - 43.1%
Financial Select Sector SPDR Fund	46,067	1,133,248
iShares iBoxx Investment Grade Corporate Bond ETF	6,087	719,909
iShares JPMorgan USD Emerging Markets Bond ETF	2,994	336,436
iShares MSCI USA Minimum Volatility ETF	66,539	2,757,376
iShares TIPS Bond ETF	1,989	225,195
PowerShares Senior Loan Portfolio	50,875	1,227,105
SPDR Barclays Capital High Yield Bond ETF	55,160	2,174,407
Vanguard Consumer Staples ETF	7,490	951,305
Vanguard Dividend Appreciation ETF	28,402	2,302,550
Vanguard Energy ETF	4,450	494,173
Vanguard FTSE Emerging Markets ETF	47,192	1,998,109
Vanguard Health Care ETF	4,322	604,302
Vanguard Information Technology ETF	12,999	1,437,429
Vanguard Intermediate-Term Bond ETF	6,914	589,142
Vanguard Intermediate-Term Corporate Bond ETF	19,410	1,681,294
Vanguard Materials ETF	1,473	164,490
Vanguard Mid-Cap ETF	12,424	1,610,523
Vanguard MSCI EAFE ETF	20,549	849,701
Vanguard REIT ETF	6,876	544,167
Vanguard Small-Cap ETF	4,510	552,385
Vanguard Total Bond Market ETF	16,688	1,374,090
Total investments (Cost $53,995,345) - 99.9%		$55,051,443
Other assets and liabilities, net - 0.1%		53,836
TOTAL NET ASSETS - 100.0%		$55,105,279

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2025 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 49.5%
Equity - 49.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	2,014,833	$28,086,767
UNAFFILIATED INVESTMENT COMPANIES - 50.5%
Exchange-traded funds - 50.5%
Financial Select Sector SPDR Fund	43,067	1,059,448
iShares iBoxx Investment Grade Corporate Bond ETF	11,059	1,307,948
iShares JPMorgan USD Emerging Markets Bond ETF	4,658	523,419
iShares MSCI USA Minimum Volatility ETF	67,870	2,812,533
iShares TIPS Bond ETF	3,579	405,214
PowerShares Senior Loan Portfolio	95,650	2,307,078
SPDR Barclays Capital High Yield Bond ETF	92,934	3,663,458
Vanguard Consumer Staples ETF	5,527	701,984
Vanguard Dividend Appreciation ETF	28,161	2,283,012
Vanguard Energy ETF	4,180	464,189
Vanguard FTSE Emerging Markets ETF	36,832	1,559,467
Vanguard Health Care ETF	3,847	537,888
Vanguard Information Technology ETF	11,797	1,304,512
Vanguard Intermediate-Term Bond ETF	12,553	1,069,641
Vanguard Intermediate-Term Corporate Bond ETF	35,248	3,053,182
Vanguard Materials ETF	1,377	153,770
Vanguard Mid-Cap ETF	10,479	1,358,393
Vanguard MSCI EAFE ETF	15,538	642,496
Vanguard REIT ETF	7,315	578,909
Vanguard Small-Cap ETF	3,156	386,547
Vanguard Total Bond Market ETF	30,325	2,496,961
Total investments (Cost $55,662,436) - 100.0%		$56,756,816
Other assets and liabilities, net - 0.0%		21,401
TOTAL NET ASSETS - 100.0%		$56,778,217

RETIREMENT LIVING THROUGH II 2020 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 41.4%
Equity - 41.4%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,323,404	$18,448,251
UNAFFILIATED INVESTMENT COMPANIES - 58.4%
Exchange-traded funds - 58.4%
Financial Select Sector SPDR Fund	30,326	746,020
iShares iBoxx Investment Grade Corporate Bond ETF	13,133	1,553,240
iShares JPMorgan USD Emerging Markets Bond ETF	4,141	465,324
iShares MSCI USA Minimum Volatility ETF	44,576	1,847,229
iShares TIPS Bond ETF	3,986	451,295
PowerShares Senior Loan Portfolio	105,380	2,541,766
SPDR Barclays Capital High Yield Bond ETF	103,207	4,068,420
Vanguard Consumer Staples ETF	2,910	369,599
Vanguard Dividend Appreciation ETF	18,202	1,475,636
Vanguard Energy ETF	3,200	355,360
Vanguard FTSE Emerging Markets ETF	20,256	857,639
Vanguard Health Care ETF	2,516	351,787
Vanguard Information Technology ETF	7,952	879,332
Vanguard Intermediate-Term Bond ETF	14,941	1,273,123
Vanguard Intermediate-Term Corporate Bond ETF	41,903	3,629,638
Vanguard Materials ETF	1,057	118,035
Vanguard Mid-Cap ETF	6,130	794,632
Vanguard MSCI EAFE ETF	10,952	452,865
Vanguard REIT ETF	6,477	512,590
Vanguard Small-Cap ETF	2,102	257,453
Vanguard Total Bond Market ETF	36,072	2,970,168
Total investments (Cost $43,742,080) - 99.8%		$44,419,402
Other assets and liabilities, net - 0.2%		77,922
TOTAL NET ASSETS - 100.0%		$44,497,324

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2015 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 34.8%
Equity - 34.8%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	435,121	$6,065,582
UNAFFILIATED INVESTMENT COMPANIES - 65.4%
Exchange-Traded Funds - 65.4%
Financial Select Sector SPDR Fund	6,245	153,627
iShares iBoxx Investment Grade Corporate Bond ETF	6,862	811,569
iShares JPMorgan USD Emerging Markets Bond ETF	1,943	218,335
iShares MSCI USA Minimum Volatility ETF	17,164	711,276
iShares TIPS Bond ETF	1,827	206,853
PowerShares Senior Loan Portfolio	51,634	1,245,412
SPDR Barclays Capital High Yield Bond ETF	46,502	1,833,109
Vanguard Consumer Staples ETF	1,121	142,378
Vanguard Dividend Appreciation ETF	7,005	567,895
Vanguard Energy ETF	1,203	133,593
Vanguard FTSE Emerging Markets ETF	5,921	250,695
Vanguard Health Care ETF	925	129,334
Vanguard Information Technology ETF	1,861	205,789
Vanguard Intermediate-Term Bond ETF	7,788	663,615
Vanguard Intermediate-Term Corporate Bond ETF	21,870	1,894,380
Vanguard Materials ETF	398	44,445
Vanguard Mid-Cap ETF	1,892	245,260
Vanguard MSCI EAFE ETF	3,283	135,752
Vanguard REIT ETF	2,438	192,943
Vanguard Small-Cap ETF	591	72,386
Vanguard Total Bond Market ETF	18,815	1,549,227
Total investments (Cost $17,319,351) - 100.2%		$17,473,455
Other assets and liabilities, net - (0.2%)		(42,870)
TOTAL NET ASSETS - 100.0%		$17,430,585

RETIREMENT LIVING THROUGH II 2010 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 29.2%
Equity - 29.2%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	235,924	$3,288,775
UNAFFILIATED INVESTMENT COMPANIES - 70.7%
Exchange-Traded Funds - 70.7%
Financial Select Sector SPDR Fund	1,018	25,043
iShares iBoxx Investment Grade Corporate Bond ETF	5,310	628,014
iShares JPMorgan USD Emerging Markets Bond ETF	1,452	163,161
iShares MSCI USA Minimum Volatility ETF	11,833	490,360
iShares TIPS Bond ETF	1,296	146,733
PowerShares Senior Loan Portfolio	39,855	961,303
SPDR Barclays Capital High Yield Bond ETF	32,548	1,283,042
Vanguard Consumer Staples ETF	774	98,306
Vanguard Dividend Appreciation ETF	4,835	391,973
Vanguard Energy ETF	651	72,294
Vanguard FTSE Emerging Markets ETF	2,902	122,871
Vanguard Health Care ETF	151	21,113
Vanguard Information Technology ETF	304	33,616
Vanguard Intermediate-Term Bond ETF	6,035	514,242
Vanguard Intermediate-Term Corporate Bond ETF	16,946	1,467,861
Vanguard Materials ETF	218	24,344
Vanguard Mid-Cap ETF	994	128,852
Vanguard MSCI EAFE ETF	1,556	64,341
Vanguard REIT ETF	1,465	115,940
Vanguard Small-Cap ETF	244	29,885
Vanguard Total Bond Market ETF	14,579	1,200,435
Total investments (Cost $11,139,434) - 99.9%		$11,272,504
Other assets and liabilities, net - 0.1%		15,319
TOTAL NET ASSETS - 100.0%		$11,287,823

Percentages are based upon net assets.
Key to Security Abbreviations and Legend
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times and the London Stock Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Notes to Portfolios' investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The tax cost of investments owned on May 31, 2015, for federal income tax purposes, was as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through II 2055	$7,309,042	$164,194	($3,469)	$160,725
Retirement Living through II 2050	11,715,186	266,720	(5,638)	261,082
Retirement Living through II 2045	20,698,542	504,303	(8,773)	495,530
Retirement Living through II 2040	26,058,311	601,610	(12,640)	588,970
Retirement Living through II 2035	39,545,419	910,671	(27,886)	882,785
Retirement Living through II 2030	53,995,448	1,097,378	(41,383)	1,055,995
Retirement Living through II 2025	55,662,948	1,139,235	(45,367)	1,093,868
Retirement Living through II 2020	43,743,822	718,798	(43,218)	675,580
Retirement Living through II 2015	17,322,431	177,079	(26,055)	151,024
Retirement Living through II 2010	11,139,888	140,877	(8,261)	132,616

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Living through II 2055
Strategic Equity Allocation	22,608	339,656	(20,950)	341,314	$18,876	$27,833	($1,006)	$4,757,910
Retirement Living through II 2050
Strategic Equity Allocation	48,903	517,677	(18,863)	547,717	$47,544	$70,103	$18,132	$7,635,167
Retirement Living through II 2045
Strategic Equity Allocation	79,808	958,707	(69,344)	969,171	$93,505	$137,872	($3,623)	$13,510,240
Retirement Living through II 2040
Strategic Equity Allocation	108,578	1,191,495	(82,244)	1,217,829	$101,656	$149,892	($6,875)	$16,976,537
Retirement Living through II 2035
Strategic Equity Allocation	126,919	1,748,532	(89,991)	1,785,460	$162,304	$239,318	($31,238)	$24,889,312
Retirement Living through II 2030
Strategic Equity Allocation	164,534	2,288,977	(206,445)	2,247,066	$241,896	$356,675	($63,725)	$31,324,107
Retirement Living through II 2025
Strategic Equity Allocation	175,552	2,100,774	(261,493)	2,014,833	$227,644	$335,660	($102,565)	$28,086,767
Retirement Living through II 2020
Strategic Equity Allocation	76,926	1,509,141	(262,663)	1,323,404	$146,622	$216,194	($57,999)	$18,448,251
Retirement Living through II 2015
Strategic Equity Allocation	51,596	454,386	(70,861)	435,121	$49,041	$72,311	($21,917)	$6,065,582

7

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Living through II 2010
Strategic Equity Allocation	78,301	300,417	(142,794)	235,924	$41,930	$61,826	($29,467)	$3,288,775

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

8

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RL2Q3	05/15
This report is for the information of the shareholders of John Hancock Retirement Living II Portfolios.		7/15

John Hancock

Retirement Choices Portfolios

Quarterly portfolio holdings 5/31/15

Portfolio's investments	Retirement Choices Portfolios

RETIREMENT CHOICES AT 2055 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.2%
EQUITY - 70.3%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	2,540,156	$35,409,779
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	45,239	440,628
UNAFFILIATED INVESTMENT COMPANIES - 28.7%
EXCHANGE-TRADED FUNDS - 28.7%
Financial Select Sector SPDR Fund	14,780	363,589
iShares iBoxx Investment Grade Corporate Bond ETF	2,129	251,797
PowerShares Senior Loan Portfolio	41,806	1,008,361
SPDR Barclays Capital High Yield Bond ETF	70,331	2,772,448
Vanguard Dividend Appreciation ETF	26,490	2,147,544
Vanguard Energy ETF	2,941	326,598
Vanguard FTSE Emerging Markets ETF	33,933	1,436,723
Vanguard Health Care ETF	3,110	434,840
Vanguard Information Technology ETF	6,474	715,895
Vanguard Intermediate-Term Corporate Bond ETF	12,509	1,083,530
Vanguard Materials ETF	969	108,208
Vanguard REIT ETF	4,009	317,272
Vanguard Total Bond Market ETF	42,672	3,513,612
Total investments (Cost $49,412,334) - 99.9%		$50,330,824
Other assets and liabilities, net - 0.1%		45,985
TOTAL NET ASSETS - 100.0%		$50,376,809

RETIREMENT CHOICES AT 2050 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 70.9%
EQUITY - 70.0%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	21,906,117	$305,371,270
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	395,364	3,850,849
UNAFFILIATED INVESTMENT COMPANIES - 29.1%
EXCHANGE-TRADED FUNDS - 29.1%
Financial Select Sector SPDR Fund	129,416	3,183,632
iShares iBoxx Investment Grade Corporate Bond ETF	18,689	2,210,348
PowerShares Senior Loan Portfolio	363,516	8,768,006
SPDR Barclays Capital High Yield Bond ETF	615,440	24,260,645
Vanguard Dividend Appreciation ETF	229,930	18,640,425
Vanguard Energy ETF	25,531	2,835,218
Vanguard FTSE Emerging Markets ETF	305,125	12,918,993
Vanguard Health Care ETF	27,613	3,860,850
Vanguard Information Technology Index ETF	56,993	6,302,286
Vanguard Intermediate-Term Corporate Bond ETF	109,487	9,483,764
Vanguard Materials ETF	8,410	939,145
Vanguard REIT ETF	34,929	2,764,281
Vanguard Total Bond Market ETF	373,849	30,782,727
Total investments (Cost $380,364,743) - 100.0%		$436,172,439
Other assets and liabilities, net - 0.0%		21,079
TOTAL NET ASSETS - 100.0%		$436,193,518

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2045 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 70.6%
EQUITY - 69.9%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	28,984,757	$404,047,517
FIXED INCOME - 0.7%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	392,416	3,822,132
UNAFFILIATED INVESTMENT COMPANIES - 29.4%
EXCHANGE-TRADED FUNDS - 29.4%
Financial Select Sector SPDR Fund	169,918	4,179,983
iShares iBoxx Investment Grade Corporate Bond ETF	37,172	4,396,332
PowerShares Senior Loan Portfolio	482,131	11,629,000
SPDR Barclays Capital High Yield Bond ETF	814,525	32,108,576
SPDR Barclays Capital Short Term Corporate Bond ETF	94,784	2,906,077
Vanguard Dividend Appreciation ETF	304,555	24,690,274
Vanguard Energy ETF	33,818	3,755,489
Vanguard FTSE Emerging Markets ETF	423,700	17,939,458
Vanguard Health Care ETF	35,898	5,019,258
Vanguard Information Technology Index ETF	75,184	8,313,847
Vanguard Intermediate-Term Bond ETF	45,061	3,839,648
Vanguard Intermediate-Term Corporate Bond ETF	138,336	11,982,664
Vanguard Materials ETF	11,155	1,245,679
Vanguard REIT ETF	46,138	3,651,361
Vanguard Total Bond Market ETF	418,208	34,435,247
Total investments (Cost $491,340,983) - 100.0%		$577,962,542
Other assets and liabilities, net - 0.0%		(264,517)
TOTAL NET ASSETS - 100.0%		$577,698,025

RETIREMENT CHOICES AT 2040 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 69.1%
EQUITY - 68.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	38,198,686	$532,489,678
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	451,796	4,400,494
UNAFFILIATED INVESTMENT COMPANIES - 31.0%
EXCHANGE-TRADED FUNDS - 31.0%
Financial Select Sector SPDR Fund	232,297	5,714,506
iShares iBoxx Investment Grade Corporate Bond ETF	54,093	6,397,579
PowerShares Senior Loan Portfolio	658,047	15,872,094
SPDR Barclays Capital High Yield Bond ETF	1,033,671	40,747,311
SPDR Barclays Capital Short Term Corporate Bond ETF	329,020	10,087,753
Vanguard Dividend Appreciation ETF	413,758	33,543,361
Vanguard Energy ETF	45,852	5,091,865
Vanguard FTSE Emerging Markets ETF	581,191	24,607,627
Vanguard Health Care ETF	49,061	6,859,709
Vanguard Information Technology Index ETF	101,788	11,255,717
Vanguard Intermediate-Term Bond ETF	172,397	14,689,948
Vanguard Intermediate-Term Corporate Bond ETF	178,119	15,428,668
Vanguard Materials ETF	15,153	1,692,136
Vanguard REIT ETF	62,774	4,967,934
Vanguard Total Bond Market ETF	534,660	44,023,904
Total investments (Cost $661,756,105) - 100.1%		$777,870,284
Other assets and liabilities, net - (0.1%)		(600,402)
TOTAL NET ASSETS - 100.0%		$777,269,882

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2035 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 64.3%
EQUITY - 63.3%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	48,564,889	$676,994,558
FIXED INCOME - 1.0%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	1,167,041	11,366,979
UNAFFILIATED INVESTMENT COMPANIES - 35.7%
EXCHANGE-TRADED FUNDS - 35.7%
Financial Select Sector SPDR Fund	289,767	7,128,267
iShares iBoxx Investment Grade Corporate Bond ETF	92,380	10,925,783
PowerShares Senior Loan Portfolio	948,757	22,884,019
SPDR Barclays Capital High Yield Bond ETF	1,360,705	53,638,991
SPDR Barclays Capital Short Term Corporate Bond ETF	1,084,421	33,248,348
Vanguard Dividend Appreciation ETF	516,416	41,865,845
Vanguard Energy ETF	57,407	6,375,047
Vanguard FTSE Emerging Markets ETF	790,869	33,485,393
Vanguard Health Care ETF	61,197	8,556,565
Vanguard Information Technology Index ETF	128,741	14,236,180
Vanguard Intermediate-Term Bond ETF	313,879	26,745,630
Vanguard Intermediate-Term Corporate Bond ETF	497,794	43,118,916
Vanguard Materials ETF	18,977	2,119,162
Vanguard REIT ETF	78,628	6,222,620
Vanguard Short-Term Corporate Bond ETF	35,872	2,872,630
Vanguard Total Bond Market ETF	826,994	68,094,686
Total investments (Cost $913,417,425) - 100.0%		$1,069,879,619
Other assets and liabilities, net - 0.0%		(412,939)
TOTAL NET ASSETS - 100.0%		$1,069,466,680

RETIREMENT CHOICES AT 2030 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 56.6%
EQUITY - 55.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	51,859,291	$722,918,514
FIXED INCOME - 1.0%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	1,361,098	13,257,093
UNAFFILIATED INVESTMENT COMPANIES - 43.4%
EXCHANGE-TRADED FUNDS - 43.4%
Financial Select Sector SPDR Fund	299,486	7,367,356
iShares iBoxx Investment Grade Corporate Bond ETF	176,800	20,910,136
PowerShares Senior Loan Portfolio	1,151,460	27,773,215
SPDR Barclays Capital High Yield Bond ETF	1,483,608	58,483,827
SPDR Barclays Capital Short Term Corporate Bond ETF	1,067,184	32,719,861
Vanguard Dividend Appreciation ETF	606,306	49,153,227
Vanguard Energy ETF	59,623	6,621,134
Vanguard FTSE Emerging Markets ETF	880,344	37,273,765
Vanguard Health Care ETF	63,445	8,870,880
Vanguard Information Technology Index ETF	132,877	14,693,539
Vanguard Intermediate-Term Bond ETF	608,317	51,834,692
Vanguard Intermediate-Term Corporate Bond ETF	748,521	64,836,889
Vanguard Materials ETF	19,658	2,195,209
Vanguard REIT ETF	81,264	6,431,233
Vanguard Short-Term Bond ETF	458,484	36,852,944
Vanguard Short-Term Corporate Bond ETF	409,500	32,792,760
Vanguard Total Bond Market ETF	1,287,464	106,009,786
Total investments (Cost $1,125,558,121) - 100.0%		$1,300,996,060
Other assets and liabilities, net - 0.0%		22,505
TOTAL NET ASSETS - 100.0%		$1,301,018,565

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2025 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 42.0%
EQUITY - 40.3%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	40,213,511	$560,576,350
FIXED INCOME - 1.7%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	2,373,653	23,119,380
UNAFFILIATED INVESTMENT COMPANIES - 58.0%
EXCHANGE-TRADED FUNDS - 58.0%
Financial Select Sector SPDR Fund	245,692	6,044,023
iShares iBoxx Investment Grade Corporate Bond ETF	255,370	30,202,610
PowerShares Senior Loan Portfolio	1,254,769	30,265,028
SPDR Barclays Capital High Yield Bond ETF	1,437,016	56,647,171
SPDR Barclays Capital Short Term Corporate Bond ETF	1,877,843	57,574,666
Vanguard Dividend Appreciation ETF	572,938	46,448,084
Vanguard Energy ETF	48,601	5,397,141
Vanguard FTSE Emerging Markets ETF	757,628	32,077,970
Vanguard Health Care ETF	52,069	7,280,288
Vanguard Information Technology Index ETF	108,253	11,970,617
Vanguard Intermediate-Term Bond ETF	723,267	61,629,581
Vanguard Intermediate-Term Corporate Bond ETF	1,461,351	126,582,224
Vanguard Materials ETF	16,060	1,793,420
Vanguard REIT ETF	66,452	5,259,011
Vanguard Short-Term Bond ETF	1,071,908	86,159,965
Vanguard Short-Term Corporate Bond ETF	718,804	57,561,824
Vanguard Total Bond Market ETF	2,243,141	184,700,230
Total investments (Cost $1,235,823,480) - 100.0%		$1,391,289,583
Other assets and liabilities, net - 0.0%		11,990
TOTAL NET ASSETS - 100.0%		$1,391,301,573

RETIREMENT CHOICES AT 2020 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 25.5%
EQUITY - 23.9%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	16,614,826	$231,610,673
FIXED INCOME - 1.6%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	1,611,944	15,700,337
UNAFFILIATED INVESTMENT COMPANIES - 74.7%
EXCHANGE-TRADED FUNDS - 74.7%
Financial Select Sector SPDR Fund	92,484	2,275,108
iShares Barclays TIPS Bond Fund	92,895	10,517,572
iShares iBoxx Investment Grade Corporate Bond ETF	229,266	27,115,290
PowerShares Senior Loan Portfolio	856,561	20,660,251
SPDR Barclays Capital High Yield Bond ETF	820,890	32,359,484
SPDR Barclays Capital Short Term Corporate Bond ETF	2,158,838	66,189,973
Vanguard Dividend Appreciation ETF	285,348	23,133,162
Vanguard Energy ETF	18,415	2,044,986
Vanguard FTSE Emerging Markets ETF	378,562	16,028,315
Vanguard Health Care ETF	19,499	2,726,350
Vanguard Information Technology Index ETF	40,852	4,517,414
Vanguard Intermediate-Term Bond ETF	739,181	62,985,613
Vanguard Intermediate-Term Corporate Bond ETF	1,125,722	97,510,040
Vanguard Materials ETF	6,059	676,609
Vanguard REIT ETF	25,110	1,987,205
Vanguard Short-Term Bond ETF	1,104,017	88,740,886
Vanguard Short-Term Corporate Bond ETF	955,729	76,534,778
Vanguard Total Bond Market ETF	2,293,606	188,855,518
Total investments (Cost $900,394,704) - 100.1%		$972,169,564
Other assets and liabilities, net - (0.1%)		(1,348,083)
TOTAL NET ASSETS - 100.0%		$970,821,481

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2015 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 9.5%
EQUITY - 7.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	2,300,861	$32,074,001
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	883,505	8,605,334
UNAFFILIATED INVESTMENT COMPANIES - 90.6%
EXCHANGE-TRADED FUNDS - 90.6%
Financial Select Sector SPDR Fund	26,032	640,387
iShares Barclays TIPS Bond Fund	95,359	10,796,546
iShares iBoxx Investment Grade Corporate Bond ETF	91,028	10,765,882
iShares MSCI USA Minimum Volatility ETF	413,271	17,125,950
PowerShares Senior Loan Portfolio	357,372	8,619,813
SPDR Barclays Capital High Yield Bond ETF	327,927	12,926,882
SPDR Barclays Capital Short Term Corporate Bond ETF	2,316,556	71,025,607
Vanguard Dividend Appreciation ETF	92,218	7,476,113
Vanguard Energy ETF	3,684	409,108
Vanguard FTSE Emerging Markets ETF	24,296	1,028,693
Vanguard Health Care ETF	2,921	408,414
Vanguard Information Technology Index ETF	6,189	684,380
Vanguard Intermediate-Term Corporate Bond ETF	149,205	12,924,137
Vanguard Short-Term Bond ETF	910,627	73,196,198
Vanguard Short-Term Corporate Bond ETF	886,715	71,008,137
Vanguard Total Bond Market ETF	1,098,239	90,428,999
Total investments (Cost $419,106,744) - 100.1%		$430,144,581
Other assets and liabilities, net - (0.1%)		(287,202)
TOTAL NET ASSETS - 100.0%		$429,857,379

RETIREMENT CHOICES AT 2010 PORTFOLIO

As of 5-31-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 9.5%
EQUITY - 7.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,390,051	$19,377,311
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	530,090	5,163,079
UNAFFILIATED INVESTMENT COMPANIES - 90.1%
EXCHANGE-TRADED FUNDS - 90.1%
Financial Select Sector SPDR Fund	15,546	382,432
iShares Barclays TIPS Bond Fund	56,955	6,448,445
iShares iBoxx Investment Grade Corporate Bond ETF	54,368	6,430,103
iShares MSCI USA Minimum Volatility ETF	246,803	10,227,516
PowerShares Senior Loan Portfolio	213,455	5,148,535
SPDR Barclays Capital High Yield Bond ETF	195,854	7,720,565
SPDR Barclays Capital Short Term Corporate Bond ETF	1,383,568	42,420,195
Vanguard Dividend Appreciation ETF	55,072	4,464,687
Vanguard Energy ETF	2,169	240,867
Vanguard FTSE Emerging Markets ETF	14,561	616,513
Vanguard Health Care ETF	1,745	243,986
Vanguard Information Technology Index ETF	3,697	408,814
Vanguard Intermediate-Term Corporate Bond ETF	89,114	7,719,055
Vanguard Short-Term Bond ETF	543,874	43,716,592
Vanguard Short-Term Corporate Bond ETF	529,589	42,409,487
Vanguard Total Bond Market ETF	655,930	54,009,276
Total investments (Cost $249,586,796) - 99.6%		$257,147,458
Other assets and liabilities, net - 0.4%		985,254
TOTAL NET ASSETS - 100.0%		$258,132,712

Percentages are based upon net assets.
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
FTSE	Financial Times and the London Stock Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Notes to Portfolios' investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The tax cost of investments owned on May 31, 2015, for federal income tax purposes, was as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Choices at 2055	$49,412,867	$969,123	($51,166)	$917,957
Retirement Choices at 2050	380,468,121	56,447,067	(742,749)	55,704,318
Retirement Choices at 2045	491,501,807	87,285,473	(824,738)	86,460,735
Retirement Choices at 2040	662,120,826	116,612,861	(863,403)	115,749,458
Retirement Choices at 2035	914,138,480	157,674,417	(1,933,278)	155,741,139
Retirement Choices at 2030	1,126,454,998	177,397,373	(2,856,311)	174,541,062
Retirement Choices at 2025	1,236,936,540	158,452,066	(4,099,023)	154,353,043
Retirement Choices at 2020	901,929,604	75,254,316	(5,014,356)	70,239,960
Retirement Choices at 2015	421,440,753	10,571,774	(1,867,946)	8,703,828
Retirement Choices at 2010	251,161,136	6,508,061	(521,739)	5,986,322

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Choices at 2055
Short Term Government Income	7,269	39,845	(1,875)	45,239	$2,243	—	($101)	$440,628
Strategic Equity Allocation	418,823	2,298,589	(177,256)	2,540,156	249,149	$367,370	(59,669)	35,409,779
					$251,392	$367,370	($59,770)	$35,850,407
Retirement Choices at 2050
Short Term Government Income	339,738	95,478	(39,852)	395,364	$45,985	—	($13,259)	$3,850,849
Strategic Equity Allocation	18,950,537	3,561,812	(606,232)	21,906,117	4,647,942	$6,853,380	404,785	305,371,270
					$4,693,927	$6,853,380	$391,526	$309,222,119
Retirement Choices at 2045
Short Term Government Income	343,278	88,765	(39,627)	392,416	$46,407	—	($13,206)	$3,822,132
Strategic Equity Allocation	25,500,873	4,083,328	(599,444)	28,984,757	6,281,146	$9,261,536	(229,706)	404,047,517
					$6,327,553	$9,261,536	($242,912)	$407,869,649
Retirement Choices at 2040
Short Term Government Income	388,386	102,925	(39,515)	451,796	$54,503	—	($13,007)	$4,400,494

7

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Strategic Equity Allocation	33,652,987	5,535,972	(990,273)	38,198,686	8,183,330	$12,066,302	(214,300)	532,489,678
					$8,237,833	$12,066,302	($227,307)	$536,890,172
Retirement Choices at 2035
Short Term Government Income	964,855	269,439	(67,253)	1,167,041	$135,561	—	($21,789)	$11,366,979
Strategic Equity Allocation	44,031,134	6,188,166	(1,654,411)	48,564,889	10,564,864	$15,577,869	(138,444)	676,994,558
					$10,700,425	$15,577,869	($160,233)	$688,361,537
Retirement Choices at 2030
Short Term Government Income	1,164,714	258,115	(61,731)	1,361,098	$160,474	—	($20,090)	$13,257,093
Strategic Equity Allocation	49,022,292	5,607,671	(2,770,672)	51,859,291	11,521,875	$16,988,979	216,053	722,918,514
					$11,682,349	$16,988,979	$195,963	$736,175,607
Retirement Choices at 2025
Short Term Government Income	2,016,333	426,043	(68,723)	2,373,653	$280,984	—	($22,408)	$23,119,380
Strategic Equity Allocation	40,504,378	4,358,828	(4,649,695)	40,213,511	9,080,862	$13,389,710	1,400,637	560,576,350
					$9,361,846	$13,389,710	$1,378,229	$583,695,730
Retirement Choices at 2020
Short Term Government Income	1,470,628	198,463	(57,147)	1,611,944	$198,216	—	($18,783)	$15,700,337
Strategic Equity Allocation	18,591,934	2,401,950	(4,379,058)	16,614,826	3,903,215	$5,755,282	4,966,250	231,610,673
					$4,101,431	$5,755,282	$4,947,467	$247,311,010
Retirement Choices at 2015
Short Term Government Income	943,058	98,673	(158,226)	883,505	$123,005	—	($52,596)	$8,605,334
Strategic Equity Allocation	3,327,045	994,443	(2,020,627)	2,300,861	708,356	$1,044,469	4,139,362	32,074,001
					$831,361	$1,044,469	$4,086,766	$40,679,335
Retirement Choices at 2010
Short Term Government Income	551,092	101,069	(122,071)	530,090	$71,154	—	($41,293)	$5,163,079
Strategic Equity Allocation	1,449,431	719,809	(779,189)	1,390,051	331,957	$489,470	236,751	19,377,311
					$403,111	$489,470	$195,458	$24,540,390

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

8

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RCPQ3	05/15
This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios.		7/15

John Hancock

Alternative Asset Allocation Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Alternative Asset Allocation Fund

As of 5-31-15 (unaudited)
	Shares	Value
Affiliated investment companies (G) 83.9%		$970,890,586
(Cost $986,428,226)
Fixed income 26.3%		304,069,819
Global Income, Class NAV (Stone Harbor)	4,505,579	43,478,837
Real Return Bond, Class NAV (PIMCO)	1,774,014	19,904,441
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	12,803,992	127,271,681
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	10,366,989	113,414,860
Alternative and specialty 57.6%		666,820,767
Absolute Return Currency, Class NAV (First Quadrant)	16,848,773	142,877,595
Enduring Equity, Class NAV (Wellington)	4,620,709	51,428,495
Global Absolute Return Strategies, Class NAV (Standard Life)	12,325,415	139,400,444
Global Real Estate, Class NAV (Deutsche)	1,914,643	18,035,938
Natural Resources, Class NAV (Jennison)	688,946	9,059,644
Redwood, Class NAV (Robeco)	11,449,925	128,239,161
Seaport Fund, Class NAV (Wellington) (I)	9,998,040	110,978,242
Technical Opportunities, Class NAV (Wellington)	4,626,125	66,801,248
Unaffiliated investment companies 13.8%		$160,145,060
(Cost $160,981,442)
Equity 8.5%		98,463,412
The Arbitrage Fund, Class I	3,707,207	49,231,706
Touchstone Merger Arbitrage Fund, Institutional, Class I (V)	4,592,510	49,231,706
Exchange-traded funds 5.3%		61,681,648
Energy Select Sector SPDR Fund	106,494	8,345,935
iShares U.S. Oil & Gas Exploration & Production ETF	112,981	8,333,479
Market Vectors Gold Miners ETF	169,658	3,321,904
PowerShares DB Commodity Index Tracking Fund (I)	791,166	14,011,550
PowerShares DB Energy Fund (I)	481,151	8,434,577
PowerShares DB Gold Fund (I)	288,713	11,308,888
Vanguard REIT ETF	100,143	7,925,315
Total investments (Cost $1,147,409,668)† 97.7%		$1,131,035,646
Other assets and liabilities, net 2.3%		$26,237,624
Total net assets 100.0%		$1,157,273,270

Percentages are based upon net assets
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing security.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to the financial statements.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,150,336,849. Net unrealized depreciation aggregated $19,301,203, of which $20,173,924 related to appreciated investment securities and $39,475,127 related to depreciated investment securities.

INVESTMENT COMPANIES

2SEE NOTES TO FUND'S INVESTMENTS

Alternative Asset Allocation Fund

Affiliated Underlying Funds' Subadvisors
Deutsche Investment Management Americas Inc.	(Deutsche)
First Quadrant, L.P.	(First Quadrant)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
Robeco Investment Management, Inc.	(Robeco)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Exchange-traded funds are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Forward foreign currency contracts are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2015, all investments are categorized as Level 1 under the hierarchy described above, except for forward foreign currency contracts, which are Level 2.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The following table summarizes the contracts held at May 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/( depreciation)
USD	6,000,000	EUR	5,326,232	Citibank N.A.	7/30/2015	$145,532	—	$145,532
USD	6,000,000	JPY	719,760,000	Citibank N.A.	7/30/2015	196,569	—	196,569
						$342,101	—	$342,101

Currency abbreviations
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

4

Investments in affiliated underlying funds: Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Absolute Return Currency	17,996,286	3,894,874	(5,042,387)	16,848,773	—	$5,105,822	($1,060,891)	$142,877,595
Enduring Equity	3,667,287	2,861,181	(1,907,759)	4,620,709	$833,251	—	35,154	51,428,495
Global Absolute Return Strategies	14,064,479	1,471,144	(3,210,208)	12,325,415	7,780,952	—	1,915,154	139,400,444
Global Income	8,167,609	258,143	(3,920,173)	4,505,579	2,678,614	—	(3,663,214)	43,478,837
Global Real Estate	2,685,374	764,484	(1,535,215)	1,914,643	639,682	—	2,201,907	18,035,938
Natural Resources	1,686,037	735,190	(1,732,281)	688,946	58,093	—	(5,910,894)	9,059,644
Real Return Bond	1,661,086	331,338	(218,410)	1,774,014	496,958	—	(363,558)	19,904,441
Redwood	13,535,759	4,220,467	(6,306,301)	11,449,925	—	8,891,730	1,182,011	128,239,161
Seaport Fund	5,743,186	6,318,617	(2,063,763)	9,998,040	—	—	1,174,094	110,978,242
Short Duration Credit Opportunities	15,471,809	2,329,866	(4,997,683)	12,803,992	3,985,773	—	(2,580,842)	127,271,681
Strategic Income Opportunities	6,229,069	5,516,770	(1,378,850)	10,366,989	2,407,203	—	141,307	113,414,860
Technical Opportunities	4,181,380	2,368,499	(1,923,754)	4,626,125	—	10,167,404	(117,124)	66,801,248
					18,880,526	$24,164,956	($7,046,896)	$970,890,586

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended May 31, 2015, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Touchstone Merger Arbirtrage Fund	4,547,632	910,623	(865,745)	4,592,510	—	$229,165	($171,411)	$49,231,706

For additional information on the Trust's significant accounting policies, please refer to the Trust's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	345Q3	05/15
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.		7/15

John Hancock

Emerging Markets Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Emerging Markets Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 97.3%		$2,565,891,196
(Cost $2,347,412,466)
Australia 0.0%		489,640
MMG, Ltd.	1,240,000	489,640
Brazil 6.6%		172,662,574
Abril Educacao SA	57,000	220,930
AES Tiete SA	62,293	285,434
Aliansce Shopping Centers SA	57,186	276,391
Alupar Investimento SA	31,500	172,215
AMBEV SA	1,030,700	5,952,007
AMBEV SA, ADR	1,376,891	7,917,123
Arezzo Industria e Comercio SA	46,291	356,230
B2W Cia Digital (I)	36,265	290,221
Banco Alfa de Investimento SA	10,300	19,169
Banco Bradesco SA	479,101	3,939,505
Banco Bradesco SA, ADR	615,880	5,419,744
Banco do Brasil SA	579,874	4,138,447
BB Seguridade Participacoes SA	234,280	2,452,135
Bematech SA	66,175	184,841
BM&FBovespa SA	1,409,144	4,966,477
BR Malls Participacoes SA	458,413	2,186,824
Brasil Brokers Participacoes SA	176,643	124,736
Brasil Insurance Participacoes e Administracao SA	37,195	18,677
Brasil Pharma SA (I)	34,872	9,303
Braskem SA, ADR (L)	93,576	759,837
BRF SA	108,400	2,192,631
BRF SA, ADR	176,325	3,563,528
CCR SA	460,456	2,231,253
Centrais Eletricas Brasileiras SA	175,500	355,263
Centrais Eletricas Brasileiras SA, ADR (L)	74,612	149,970
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	40,402	115,954
CETIP SA - Mercados Organizados	203,334	2,123,128
Cia Brasileira de Distribuicao, ADR (L)	113,362	3,039,235
Cia de Locacao das Americas	4,000	4,833
Cia de Saneamento Basico do Estado de Sao Paulo	157,292	915,723
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	144,527	839,702
Cia de Saneamento de Minas Gerais-COPASA	57,300	283,416
Cia Energetica de Minas Gerais	54,904	243,822
Cia Energetica de Minas Gerais, ADR	464,943	2,101,542
Cia Hering	222,100	899,190
Cia Paranaense de Energia	17,200	116,059
Cia Paranaense de Energia, ADR	68,270	702,498
Cia Providencia Industria e Comercio SA	39,800	107,672
Cia Siderurgica Nacional SA	502,376	971,232
Cia Siderurgica Nacional SA, ADR (L)	259,126	494,931
Cielo SA	439,459	5,516,857
Contax Participacoes SA	30,900	71,763
Cosan Logistica SA	111,000	78,382
Cosan SA Industria e Comercio	124,500	983,090
CPFL Energia SA	139,616	847,433
CPFL Energia SA, ADR (L)	40,201	482,410
CR2 Empreendimentos Imobiliarios SA	28,800	20,789

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	393,695	$1,343,083
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	6,953
Dimed Sa Distribuidora Da Medicamentos	300	18,831
Direcional Engenharia SA	115,025	202,159
Duratex SA	332,106	833,835
EcoRodovias Infraestrutura e Logistica SA	210,316	478,546
EDP - Energias do Brasil SA	275,072	907,324
Embraer SA	49,300	369,174
Embraer SA, ADR	142,784	4,300,654
Equatorial Energia SA	186,437	1,977,123
Estacio Participacoes SA	167,422	961,561
Eternit SA	148,398	128,544
Even Construtora e Incorporadora SA	337,400	399,208
EZ Tec Empreendimentos e Participacoes SA	67,007	346,149
Fertilizantes Heringer SA (I)	33,400	35,640
Fibria Celulose SA, ADR (L)	248,951	3,442,992
Fleury SA	57,400	311,653
Forjas Taurus SA	1,089	813
Gafisa SA	521,522	389,550
Gafisa SA, ADR (L)	74,154	111,231
General Shopping Brasil SA (I)	29,420	41,827
Gerdau SA	105,528	238,790
Gerdau SA, ADR	647,018	1,792,240
Gol Linhas Aereas Inteligentes SA, ADR (I)(L)	8,533	21,077
Grendene SA	80,101	436,668
Guararapes Confeccoes SA	7,494	166,988
Helbor Empreendimentos SA	188,760	136,255
Hypermarcas SA	294,117	2,008,595
Iguatemi Empresa de Shopping Centers SA	54,100	448,923
Industrias Romi SA	57,600	50,978
International Meal Company Alimentacao SA	43,300	102,600
Iochpe-Maxion SA	98,076	368,751
Itau Unibanco Holding SA	152,016	1,548,642
Itau Unibanco Holding SA, ADR	813,114	8,700,320
JBS SA	822,661	4,027,716
JHSF Participacoes SA	127,200	71,059
Joao Fortes Engenharia SA	675	869
JSL SA	70,300	224,162
Kepler Weber SA	13,100	111,747
Klabin SA	636,945	3,798,122
Kroton Educacional SA	653,972	2,345,950
Light SA	78,903	420,974
Linx SA	6,600	102,408
Localiza Rent a Car SA	192,718	1,932,442
Log-in Logistica Intermodal SA (I)	65,400	73,686
Lojas Americanas SA	143,575	566,405
Lojas Renner SA	115,750	3,888,848
LPS Brasil Consultoria de Imoveis SA	46,600	78,683
M Dias Branco SA	24,729	668,226
Magnesita Refratarios SA	282,565	283,780
Mahle-Metal Leve SA Industria e Comercio	46,200	329,140
Marcopolo SA	16,000	11,951

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Marfrig Global Foods SA (I)	408,330	$521,578
Marisa Lojas SA	48,673	183,309
Mills Estruturas e Servicos de Engenharia SA	81,217	218,444
Minerva SA (I)	218,500	699,463
MRV Engenharia e Participacoes SA	474,604	1,132,031
Multiplan Empreendimentos Imobiliarios SA	48,144	752,916
Multiplus SA	65,097	777,576
Natura Cosmeticos SA	169,000	1,520,645
Odontoprev SA	295,670	1,049,502
Oi SA	51,981	115,013
Oi SA, ADR (I)(L)	18,764	42,044
Paranapanema SA (I)	275,500	351,044
PDG Realty SA Empreendimentos e Participacoes (I)	1,317,639	153,007
Petroleo Brasileiro SA	59,683	248,187
Petroleo Brasileiro SA, ADR (L)	629,013	4,862,270
Petroleo Brasileiro SA, ADR (L)	453,915	3,790,190
Porto Seguro SA	157,025	1,784,476
Profarma Distribuidora de Produtos Farmaceuticos SA	28,400	68,453
QGEP Participacoes SA	125,500	303,283
Qualicorp SA	222,657	1,327,710
Raia Drogasil SA	124,576	1,392,649
Restoque Comercio e Confeccoes de Roupas SA	123,997	328,837
Rodobens Negocios Imobiliarios SA	48,300	95,499
Rossi Residencial SA (I)	38,707	19,194
Rumo Logistica Operadora Multimodal SA (I)	785,448	310,600
Santos Brasil Participacoes SA	63,108	232,325
Sao Carlos Empreendimentos e Participacoes SA	55,500	555,644
Sao Martinho SA	66,300	741,383
SLC Agricola SA	67,200	333,227
Smiles SA	48,700	777,507
Sonae Sierra Brasil SA	28,236	175,018
Souza Cruz SA	249,600	1,903,550
Springs Global Participacoes SA (I)	192,387	60,983
Sul America SA	326,688	1,346,205
T4F Entretenimento SA (I)	20,100	20,817
Technos SA	8,300	15,655
Tecnisa SA	81,200	92,252
Tegma Gestao Logistica	29,178	132,781
Telefonica Brasil SA, ADR	106,101	1,492,841
Tempo Participacoes SA	16,496	19,156
Tereos Internacional SA	9,500	2,982
Tim Participacoes SA	206,600	610,794
Tim Participacoes SA, ADR	54,556	810,702
Totvs SA	151,984	1,779,181
TPI - Triunfo Participacoes e Investimentos SA	75,690	77,441
Tractebel Energia SA	127,935	1,359,131
Transmissora Alianca de Energia Eletrica SA	146,994	949,881
Trisul SA	30,607	26,320
Ultrapar Participacoes SA	107,702	2,320,141
Ultrapar Participacoes SA, ADR	195,658	4,232,083
Usinas Siderurgicas de Minas Gerais SA	62,544	312,102
Vale SA	26,900	169,270

4SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Vale SA, ADR, Ordinary A Shares (L)	595,381	$3,750,900
Vale SA, ADR, Preference A Shares	516,426	2,731,894
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	92,863	1,407,678
Vanguarda Agro SA (I)	196,311	49,289
WEG SA	262,740	1,419,124
Chile 1.6%		42,411,247
AES Gener SA	1,281,110	783,289
Aguas Andinas SA, Class A	1,678,122	960,078
Banco de Chile	8,341,370	960,216
Banco de Chile, ADR	19,385	1,335,820
Banco de Credito e Inversiones	21,294	985,232
Banco Santander Chile	12,821,821	690,817
Banco Santander Chile, ADR (L)	89,225	1,906,738
Banmedica SA	27,547	59,049
Besalco SA	274,576	139,786
Bupa Chile SA	3,593	3,077
CAP SA	44,286	174,673
Cementos BIO BIO SA	2,795	2,330
Cencosud SA	574,750	1,469,115
Cencosud SA, ADR	17,083	130,172
Cia Cervecerias Unidas SA	44,820	509,330
Cia Cervecerias Unidas SA, ADR (L)	21,542	479,956
Cia Sud Americana de Vapores SA (I)	14,432,090	547,646
Cintac SA	78,352	11,409
Colbun SA	4,152,674	1,240,488
Corpbanca SA	92,529,457	1,144,722
Corpbanca SA, ADR	13,087	237,006
Cristalerias de Chile SA	62,943	473,485
E.CL S.A.	455,129	666,392
Embotelladora Andina SA, ADR, Series A	300	4,689
Embotelladora Andina SA, ADR, Series B	3,894	74,531
Empresa Nacional de Electricidad SA	1,492,037	2,232,306
Empresa Nacional de Electricidad SA, ADR	15,602	696,941
Empresa Nacional de Telecomunicaciones SA	131,137	1,559,854
Empresas AquaChile SA (I)	57,292	34,224
Empresas CMPC SA	863,219	2,550,555
Empresas COPEC SA	185,860	2,136,591
Empresas Hites SA	44,774	19,921
Empresas Iansa SA	3,811,926	98,643
Empresas La Polar SA (I)	55,116	1,923
Enersis SA	1,491,921	507,816
Enersis SA, ADR	323,459	5,502,038
Forus SA	76,921	284,993
Gasco SA	209,391	1,655,667
Grupo Security SA	593,749	197,950
Inversiones Aguas Metropolitanas SA	564,446	889,596
Inversiones La Construccion SA	10,259	119,126
Latam Airlines Group SA	46,383	394,762
Latam Airlines Group SA, ADR (L)	169,270	1,425,253
Masisa SA	4,377,608	149,499
Molibdenos y Metales SA	7,542	58,937
Multiexport Foods SA	72,522	11,037

SEE NOTES TO FUND'S INVESTMENTS5

Emerging Markets Fund

	Shares	Value
Chile (continued)
Parque Arauco SA	518,121	$1,006,693
PAZ Corp., SA	115,321	69,252
Ripley Corp. SA	790,262	390,967
SACI Falabella	314,695	2,363,321
Salfacorp SA	66,565	49,523
Sigdo Koppers SA	190,206	295,686
Sociedad Matriz SAAM SA	8,590,526	729,539
Sociedad Quimica y Minera de Chile SA, ADR	27,378	534,692
Socovesa SA	678,810	149,461
Sonda SA	306,446	705,983
Tech Pack SA (I)	91,088	39,071
Vina Concha y Toro SA	217,860	419,654
Vina Concha y Toro SA, ADR	311	13,046
Vina San Pedro Tarapaca SA	16,312,632	126,681
China 10.9%		287,598,129
361 Degrees International, Ltd.	372,000	146,666
AAC Technologies Holdings, Inc.	82,500	459,467
Agile Property Holdings, Ltd.	1,073,250	823,063
Agricultural Bank of China, Ltd., H Shares	6,617,000	3,583,157
Air China, Ltd., H Shares	730,000	895,432
Aluminum Corp. of China, Ltd., ADR (I)	23,602	352,378
Angang Steel Company, Ltd., H Shares	756,000	621,856
Anhui Conch Cement Company, Ltd., H Shares	466,500	1,947,820
Anhui Expressway Company, Ltd., H Shares	414,000	400,805
Anhui Tianda Oil Pipe Company, Ltd., H Shares	97,000	22,402
ANTA Sports Products, Ltd.	557,000	1,290,452
Anton Oilfield Services Group (L)	588,000	136,078
Asia Cement China Holdings Corp.	480,000	250,969
Asia Plastic Recycling Holding, Ltd.	95,580	65,723
AVIC International Holdings, Ltd., H Shares (I)	140,000	159,261
AviChina Industry & Technology Company, Ltd., H Shares	784,000	992,944
Bank of China, Ltd., H Shares	23,648,075	15,665,788
Bank of Communications Company, Ltd., H Shares	1,771,858	1,681,948
Baoxin Auto Group, Ltd.	184,000	153,351
Baoye Group Company, Ltd., H Shares	312,000	266,123
BBMG Corp., H Shares	300,500	335,587
Beijing Capital International Airport Company, Ltd., H Shares	1,026,415	1,224,312
Beijing Capital Land, Ltd., H Shares	632,000	478,507
Beijing Jingneng Clean Energy Company, Ltd., H Shares	376,000	172,594
Beijing North Star Company, H Shares	558,000	273,149
Biostime International Holdings, Ltd.	140,500	588,169
Bloomage Biotechnology Corp., Ltd. (L)	72,500	166,965
Boer Power Holdings, Ltd.	127,000	285,184
Byd Company, Ltd., H Shares (L)	86,000	588,229
BYD Electronic International Company, Ltd.	495,983	808,161
Central China Real Estate, Ltd.	522,538	166,987
Changshouhua Food Company, Ltd.	185,000	150,551
Chaowei Power Holdings, Ltd.	184,000	151,464
Chigo Holding, Ltd. (I)	1,536,000	42,523
China Animal Healthcare, Ltd. (L)	182,000	122,059
China Aoyuan Property Group, Ltd.	1,288,000	374,765
China Automation Group, Ltd. (I)	117,000	25,441

6SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
China BlueChemical, Ltd., H Shares	1,596,000	$713,178
China Child Care Corp., Ltd.	339,000	71,663
China CITIC Bank Corp., Ltd., H Shares	2,561,962	2,163,149
China Coal Energy Company, Ltd., H Shares	1,055,000	637,763
China Communications Construction Company, Ltd., H Shares	986,202	1,697,868
China Communications Services Corp., Ltd., H Shares	2,091,200	1,144,372
China Construction Bank Corp., H Shares	21,441,000	21,489,644
China COSCO Holdings Company, Ltd., H Shares (I)	376,000	281,128
China Datang Corp. Renewable Power Company, Ltd., H Shares	1,649,000	286,549
China Dongxiang Group Company	2,060,000	583,463
China Dredging Environment Protection Holdings, Ltd. (I)	184,000	51,420
China Eastern Airlines Corp., Ltd., H Shares (I)	356,000	276,652
China Galaxy Securities Company, Ltd., H Shares	323,500	546,285
China Great Star International, Ltd. (I)(L)	64,029	149,292
China Hongqiao Group, Ltd. (L)	387,000	391,400
China Huiyuan Juice Group, Ltd. (I)	762,500	442,580
China International Marine Containers Group Company, Ltd., H Shares	125,900	359,686
China ITS Holdings Company, Ltd.	344,000	61,150
China Lesso Group Holdings, Ltd.	567,000	541,391
China Life Insurance Company, Ltd., ADR (L)	135,819	3,239,283
China Lilang, Ltd.	260,000	311,482
China Longyuan Power Group Corp., H Shares	1,070,000	1,318,635
China Medical System Holdings, Ltd.	457,800	762,963
China Mengniu Dairy Company, Ltd.	359,000	2,048,359
China Merchants Bank Company, Ltd., H Shares	1,472,961	4,460,513
China Minsheng Banking Corp., Ltd., H Shares	2,022,700	2,775,991
China Molybdenum Company, Ltd., H Shares	190,000	173,275
China National Building Material Company, Ltd., H Shares	2,540,000	2,700,227
China National Materials Company, Ltd., H Shares	754,000	285,236
China Oilfield Services, Ltd., H Shares	388,000	718,227
China Pacific Insurance Group Company, Ltd., H Shares	323,000	1,657,381
China Petroleum & Chemical Corp., ADR	81,991	7,188,151
China Qinfa Group, Ltd.	620,000	31,515
China Railway Construction Corp., H Shares	443,835	816,754
China Railway Group, Ltd., H Shares	371,000	477,943
China Rare Earth Holdings, Ltd. (I)	1,272,000	260,058
China Sanjiang Fine Chemicals Company, Ltd.	360,000	134,085
China Shanshui Cement Group, Ltd. (L)	1,080,000	876,129
China Shenhua Energy Company, Ltd., H Shares	1,098,500	2,694,313
China Shineway Pharmaceutical Group, Ltd.	203,000	354,967
China Shipping Container Lines Company, Ltd., H Shares (I)	428,850	195,702
China Shipping Development Company, Ltd., H Shares (I)	368,000	290,126
China Southern Airlines Company, Ltd., H Shares	466,000	466,272
China Suntien Green Energy Corp., Ltd., H Shares	1,117,000	270,290
China Taifeng Beddings Holdings, Ltd.	46,000	6,407
China Telecom Corp., Ltd., ADR	5,800	388,716
China Telecom Corp., Ltd., H Shares	3,392,000	2,297,739
China Tian Lun Gas Holdings, Ltd. (I)(L)	64,500	62,274
China Yurun Food Group, Ltd. (I)(L)	1,115,000	520,519
China ZhengTong Auto Services Holdings, Ltd.	513,500	334,040
China Zhongwang Holdings, Ltd. (L)	1,643,000	968,977
Chinasoft International, Ltd. (I)	432,000	303,695

SEE NOTES TO FUND'S INVESTMENTS7

Emerging Markets Fund

	Shares	Value
China (continued)
Chongqing Iron & Steel Company, Ltd., H Shares (I)	156,000	$46,904
Chongqing Machinery & Electric Company, Ltd., H Shares	1,100,000	274,715
Chongqing Rural Commercial Bank, H Shares	995,000	806,234
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	165,000	52,431
CITIC Securities Company, Ltd., H Shares	107,500	455,079
CNOOC, Ltd.	8,552,000	13,312,544
CNOOC, Ltd., ADR (L)	30,277	4,723,212
Comtec Solar Systems Group, Ltd. (I)	512,000	87,620
Coolpad Group, Ltd.	1,396,000	500,938
Country Garden Holdings Company, Ltd.	4,147,293	1,902,987
CPMC Holdings, Ltd.	144,000	107,091
CSPC Pharmaceutical Group, Ltd.	732,000	752,413
CSR Corp., Ltd., H Shares (L)	1,384,000	2,677,449
Dalian Port PDA Company, Ltd., H Shares	192,621	99,020
Daphne International Holdings, Ltd.	808,000	234,457
Datang International Power Generation Company, Ltd., H Shares	992,000	579,596
Dongfang Electric Corp., Ltd., H Shares	78,200	173,375
Dongfeng Motor Group Company, Ltd., H Shares	782,000	1,275,561
Dongjiang Environmental Company, Ltd., H Shares	7,000	41,920
Dongyue Group, Ltd.	860,000	384,152
ENN Energy Holdings, Ltd.	430,000	2,882,124
Evergrande Real Estate Group, Ltd.	5,480,566	3,562,327
Fantasia Holdings Group Company, Ltd.	523,500	84,301
Fosun International, Ltd.	364,559	937,823
Fufeng Group, Ltd.	158,000	129,501
Geely Automobile Holdings, Ltd.	3,015,000	1,558,090
Golden Eagle Retail Group, Ltd. (L)	287,000	441,004
GOME Electrical Appliances Holdings, Ltd.	5,750,000	1,503,345
Goodbaby International Holdings, Ltd.	21,000	10,036
Great Wall Motor Company, Ltd., H Shares	405,500	2,605,511
Greatview Aseptic Packaging Company, Ltd.	196,000	112,922
Greenland Hong Kong Holdings, Ltd.	261,925	269,729
Greentown China Holdings, Ltd. (L)	681,500	973,412
Guangshen Railway Company, Ltd., ADR	36,706	1,203,957
Guangzhou Automobile Group Company, Ltd., H Shares	592,857	605,112
Guangzhou Baiyunshan Pharmaceutical Company, Ltd., H Shares	42,000	175,199
Guangzhou R&F Properties Company, Ltd., H Shares	933,399	1,090,853
Guodian Technology & Environment Group Corp., Ltd., H Shares	128,000	22,699
Hainan Meilan International Airport Company, Ltd., H Shares	124,000	153,387
Haitian International Holdings, Ltd.	264,000	647,980
Harbin Electric Company, Ltd., H Shares	780,000	655,291
Hengan International Group Company, Ltd.	308,000	3,532,898
Hengshi Mining Investments, Ltd. (I)	11,255,000	4,832,024
Hidili Industry International Development, Ltd. (I)	528,000	52,223
Hilong Holding, Ltd. (L)	367,000	116,859
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	127,000	120,770
Honghua Group, Ltd. (L)	1,149,000	144,953
Huadian Power International Corp., H Shares	668,000	770,432
Huaneng Power International, Inc., ADR	4,400	235,752
Huaneng Power International, Inc., H Shares	948,000	1,265,164
Huaneng Renewables Corp., Ltd., H Shares	1,934,000	902,830
Industrial & Commercial Bank of China, Ltd., H Shares	22,352,000	19,355,789

8SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
Intime Retail Group Company, Ltd.	399,500	$680,575
Jiangsu Expressway Company, Ltd., H Shares	678,000	941,933
Jiangxi Copper Company, Ltd., H Shares	700,000	1,384,034
Jingwei Textile Machinery Company, Ltd., H Shares	222,000	350,726
Kaisa Group Holdings, Ltd. (L)	1,089,000	219,102
Kasen International Holdings, Ltd.	240,000	40,263
Kingdee International Software Group Company, Ltd. (L)	598,000	476,760
KWG Property Holding, Ltd.	1,215,012	1,154,482
Labixiaoxin Snacks Group, Ltd.	121,000	18,516
Lenovo Group, Ltd.	2,724,000	4,307,793
Lianhua Supermarket Holdings Company, Ltd., H Shares	296,200	258,229
Lingbao Gold Company, Ltd., H Shares	222,000	77,247
Livzon Pharmaceutical Group, Inc., H Shares	2,400	20,274
Longfor Properties Company, Ltd.	775,500	1,275,673
Lonking Holdings, Ltd.	1,240,000	299,936
Maanshan Iron & Steel Company, Ltd., H Shares (I)	936,000	366,504
Maoye International Holdings, Ltd.	866,000	204,096
Metallurgical Corp. of China, Ltd., H Shares	489,000	254,718
Microport Scientific Corp.	131,000	74,594
New China Life Insurance Company, Ltd., H Shares	110,100	701,949
NVC Lighting Holdings, Ltd.	1,230,000	282,370
Pacific Online, Ltd.	209,000	116,323
Parkson Retail Group, Ltd.	986,500	239,945
Peak Sport Products Company, Ltd.	401,000	134,238
PetroChina Company, Ltd., ADR (L)	22,705	2,690,315
PetroChina Company, Ltd., H Shares	2,316,000	2,732,292
PICC Property & Casualty Company, Ltd., H Shares	1,168,596	2,672,759
Ping An Insurance Group Company of China, Ltd., H Shares	679,000	9,966,777
Powerlong Real Estate Holdings, Ltd.	620,000	157,379
Qunxing Paper Holdings Company, Ltd. (I)	969,268	258,016
Renhe Commercial Holdings Company, Ltd. (I)(L)	12,894,000	1,149,962
Sany Heavy Equipment International Holdings Company, Ltd. (L)	682,000	226,536
Semiconductor Manufacturing International Corp., ADR (I)	164,905	933,362
Semiconductor Manufacturing International Corp. (I)	11,326,000	1,290,488
Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	176,896
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	629,175
Shanghai Electric Group Company, Ltd., H Shares	314,000	330,013
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	71,000	305,093
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	486,000	242,033
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	176,100	583,038
Shanghai Prime Machinery Company, Ltd., H Shares	288,000	87,261
Shengli Oil & Gas Pipe Holdings, Ltd.	450,000	26,948
Shenguan Holdings Group, Ltd.	854,000	250,446
Shenzhen Expressway Company, Ltd., H Shares	468,000	411,457
Shenzhou International Group Holdings, Ltd.	175,000	863,115
Shui On Land, Ltd. (L)	3,823,567	1,206,186
Sichuan Expressway Company, Ltd., H Shares	718,000	369,153
Sihuan Pharmaceutical Holdings Group, Ltd.	1,968,000	1,119,328
Sino-Ocean Land Holdings, Ltd.	2,081,681	1,480,618
SinoMedia Holding, Ltd.	133,000	81,993
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	458,000	223,819
Sinopharm Group Company, Ltd., H Shares	416,400	1,982,530

SEE NOTES TO FUND'S INVESTMENTS9

Emerging Markets Fund

	Shares	Value
China (continued)
Sinotrans, Ltd., H Shares	1,231,574	$958,540
Sinotruk Hong Kong, Ltd.	687,555	466,742
SOHO China, Ltd.	1,762,000	1,199,744
Springland International Holdings, Ltd.	221,000	80,294
SPT Energy Group, Inc.	556,000	113,648
Sun Art Retail Group, Ltd.	936,500	822,181
Sunac China Holdings, Ltd.	335,000	393,062
Sunny Optical Technology Group Company, Ltd.	305,000	666,577
TCL Communication Technology Holdings, Ltd. (L)	336,000	358,995
Tencent Holdings, Ltd.	1,670,600	33,316,625
Tian Shan Development Holdings, Ltd.	134,000	62,691
Tiangong International Company, Ltd. (L)	1,007,564	208,614
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	96,000	96,666
Tianjin Jinran Public Utilities Company, Ltd., H Shares	350,000	79,879
Tianneng Power International, Ltd.	410,700	253,685
Tingyi Cayman Islands Holding Corp.	802,000	1,702,270
Tong Ren Tang Technologies Company, Ltd., H Shares	226,000	409,012
Tonly Electronics Holding, Ltd.	60,780	51,110
Travelsky Technology, Ltd., H Shares	321,500	556,131
Trigiant Group, Ltd.	482,000	161,503
Tsingtao Brewery Company, Ltd., H Shares	72,000	460,827
Uni-President China Holdings, Ltd.	406,600	401,434
Want Want China Holdings, Ltd.	2,485,000	2,804,211
Weichai Power Company, Ltd., H Shares	133,400	496,610
Weiqiao Textile Company, H Shares	409,000	317,551
West China Cement, Ltd.	2,098,000	356,237
Winsway Enterprises Holdings, Ltd. (I)	203,000	7,962
Wumart Stores, Inc., H Shares	98,000	84,462
Xiamen International Port Company, Ltd., H Shares	494,662	254,742
Xingda International Holdings, Ltd.	848,000	275,450
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	293,650	382,496
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	117,000	286,105
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	708,000	163,733
XTEP International Holdings, Ltd.	426,000	187,327
Yanzhou Coal Mining Company, Ltd., ADR	52,903	466,604
Yanzhou Coal Mining Company, Ltd., H Shares	454,000	402,612
Yuzhou Properties Company	52,000	14,508
Zall Development Group, Ltd.	119,000	43,600
Zhaojin Mining Industry Company, Ltd., H Shares (L)	608,500	505,747
Zhejiang Expressway Company, Ltd., H Shares	876,000	1,361,749
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhong An Real Estate, Ltd.	793,200	108,590
Zhongsheng Group Holdings, Ltd.	300,500	250,908
Zhuzhou CSR Times Electric Company, Ltd., H Shares	185,500	1,518,258
Zijin Mining Group Company, Ltd., H Shares	1,517,384	675,998
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (L)	794,600	608,954
ZTE Corp., H Shares	82,200	285,015
Colombia 0.4%		10,950,994
Almacenes Exito SA	36,830	327,992
Avianca Holdings SA	21,310	27,785
Banco de Bogota SA	4,199	103,357
Bancolombia SA	18,753	182,269

10SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Colombia (continued)
Bancolombia SA, ADR (L)	70,173	$2,858,146
Celsia SA ESP	30,112	54,073
Cementos Argos SA	202,859	737,378
Corp. Financiera Colombiana SA	19,449	280,631
Ecopetrol SA	1,432,532	1,027,280
Ecopetrol SA, ADR	88,238	1,279,451
Empresa de Energia de Bogota SA	727,737	483,049
Empresa de Telecomunicaciones de Bogota	243,548	50,326
Grupo Argos SA	5,127	32,938
Grupo Aval Acciones y Valores	45,542	458,153
Grupo de Inversiones Suramericana SA	26,828	358,484
Grupo Nutresa SA	31,467	279,734
Interconexion Electrica SA ESP	311,840	1,009,075
Isagen SA ESP	1,187,809	1,400,873
Cyprus 0.1%		1,420,130
Eurasia Drilling Company, Ltd., GDR	61,453	1,236,515
Globaltrans Investment PLC, GDR	32,027	183,615
Czech Republic 0.2%		6,341,546
CEZ AS	126,356	3,144,912
Fortuna Entertainment Group NV	2,980	10,916
Komercni Banka AS	4,862	1,043,441
Pegas Nonwovens SA	26,184	838,406
Philip Morris CR AS	320	139,186
Unipetrol AS (I)	178,436	1,164,685
Egypt 0.1%		2,525,101
Commercial International Bank Egypt SAE, GDR	311,580	2,136,205
Global Telecom Holding, GDR (I)	209,229	388,896
Greece 0.4%		9,514,879
Aegean Airlines SA	28,191	221,654
Alpha Bank AE (I)	1,790,104	652,160
Athens Water Supply and Sewage Company SA	9,971	66,085
Bank of Greece	2,764	28,946
Ellaktor SA (I)	29,391	54,580
FF Group (I)	17,266	470,222
Fourlis Holdings SA (I)	24,619	79,921
Frigoglass SA (I)	17,930	43,601
GEK Terna Holding Real Estate Construction SA (I)	18,488	34,587
Hellenic Exchanges - Athens Stock Exchange SA (I)	68,558	394,079
Hellenic Petroleum SA	35,511	188,265
Hellenic Telecommunications Organization SA (I)	171,702	1,519,510
Intracom Holdings SA (I)	39,886	19,495
Intralot SA-Integrated Lottery Systems & Services	99,786	180,961
JUMBO SA	68,738	649,255
Lamda Development SA (I)	3,765	17,978
Marfin Investment Group Holdings SA (I)	510,636	74,309
Metka SA	25,620	220,191
Motor Oil Hellas Corinth Refineries SA	42,134	380,988
Mytilineos Holdings SA (I)	19,909	129,078
National Bank of Greece SA (I)	602,001	766,855
National Bank of Greece SA, ADR (I)(L)	78,835	104,062

SEE NOTES TO FUND'S INVESTMENTS11

Emerging Markets Fund

	Shares	Value
Greece (continued)
OPAP SA	130,537	$1,268,882
Piraeus Bank SA (I)	976,485	539,569
Piraeus Port Authority SA	2,954	45,789
Public Power Corp. SA	77,701	387,389
Terna Energy SA (I)	33,346	119,912
Titan Cement Company SA	37,325	856,556
Guernsey, Channel Islands 0.0%		196,075
Etalon Group, Ltd., GDR	87,935	196,075
Hong Kong 5.0%		131,641,921
Ajisen China Holdings, Ltd.	341,000	206,445
Alibaba Health Information Technology, Ltd. (I)	388,000	535,039
Alibaba Pictures Group, Ltd. (I)(L)	350,000	150,016
AMVIG Holdings, Ltd.	533,333	286,864
Anxin-China Holdings, Ltd.	1,988,000	98,712
Asian Citrus Holdings, Ltd.	144,000	22,869
Beijing Enterprises Holdings, Ltd.	145,430	1,269,766
Beijing Enterprises Water Group, Ltd. (I)	948,000	798,548
Belle International Holdings, Ltd.	2,363,000	3,013,407
Bosideng International Holdings, Ltd. (L)	1,874,000	294,226
Brilliance China Automotive Holdings, Ltd.	558,000	868,621
C C Land Holdings, Ltd.	450,693	109,391
Carrianna Group Holdings Company, Ltd.	442,000	62,651
CECEP COSTIN New Materials Group, Ltd.	54,000	33,647
Chaoda Modern Agriculture Holdings, Ltd. (I)	1,189,312	85,467
China Aerospace International Holdings, Ltd.	2,044,755	536,674
China Agri-Industries Holdings, Ltd.	2,078,600	1,253,460
China All Access Holdings, Ltd.	170,000	56,762
China Chengtong Development Group, Ltd. (I)	621,216	81,065
China Culiangwang Beverages Holdings, Ltd. (I)	190,500	16,452
China Energine International Holdings, Ltd. (I)	89,589	15,559
China Everbright International, Ltd.	1,344,000	2,540,064
China Everbright, Ltd.	425,000	1,685,676
China Fiber Optic Network System Group, Ltd. (L)	268,000	101,207
China Foods, Ltd. (I)	226,000	174,817
China Gas Holdings, Ltd.	916,000	1,575,044
China Glass Holdings, Ltd.	98,000	22,703
China High Precision Automation Group, Ltd. (I)	74,000	11,834
China High Speed Transmission Equipment Group Company, Ltd. (I)	662,000	663,384
China Household Holdings, Ltd. (I)	370,000	31,997
China Lumena New Materials Corp. (L)	1,272,000	205,065
China Merchants Holdings International Company, Ltd.	308,800	1,359,446
China Merchants Land, Ltd.	124,000	38,923
China Mobile, Ltd.	409,500	5,388,062
China Mobile, Ltd., ADR	358,226	23,549,777
China New Town Development Company, Ltd. (I)	2,185,332	154,808
China Ocean Resources Company, Ltd. (I)(L)	56,544	191,347
China Oil and Gas Group, Ltd.	3,617,041	432,885
China Overseas Grand Oceans Group, Ltd. (L)	524,000	292,822
China Overseas Land & Investment, Ltd.	1,478,000	5,332,224
China Power International Development, Ltd.	1,873,000	1,359,618
China Power New Energy Development Company, Ltd.	3,180,000	294,464

12SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
China Precious Metal Resources Holdings Company, Ltd. (I)(L)	1,488,000	$133,960
China Properties Group, Ltd. (I)	524,000	153,230
China Resources Cement Holdings, Ltd.	1,475,518	904,620
China Resources Enterprises, Ltd.	650,000	1,949,076
China Resources Gas Group, Ltd.	390,000	1,199,583
China Resources Land, Ltd.	942,444	3,037,845
China Resources Power Holdings Company, Ltd.	670,000	1,856,889
China Singyes Solar Technologies Holdings, Ltd.	261,800	404,166
China South City Holdings, Ltd. (L)	1,250,000	472,510
China Starch Holdings, Ltd.	2,090,000	62,966
China State Construction International Holdings, Ltd.	509,200	895,198
China Taiping Insurance Holdings Company, Ltd. (I)	215,710	874,728
China Tianyi Holdings, Ltd.	332,000	56,926
China Travel International Investment Hong Kong, Ltd.	1,610,000	784,695
China Unicom Hong Kong, Ltd.	328,000	555,959
China Unicom Hong Kong, Ltd., ADR	277,036	4,709,612
China Vanadium Titano - Magnetite Mining Company, Ltd.	369,000	38,472
China Water Affairs Group, Ltd. (L)	754,000	421,600
Chinese People Holdings Company, Ltd. (I)	2,274,324	57,656
CIMC Enric Holdings, Ltd.	368,000	369,338
CITIC Resources Holdings, Ltd. (I)	1,436,000	377,440
CITIC, Ltd.	824,923	1,589,060
Citychamp Watch & Jewellery Group, Ltd.	1,405,800	242,632
Clear Media, Ltd.	57,000	72,729
Coastal Greenland, Ltd. (I)	1,485,000	64,142
Comba Telecom Systems Holdings, Ltd.	558,750	196,933
Concord New Energy Group, Ltd. (I)	1,460,000	133,361
COSCO International Holdings, Ltd.	557,040	387,337
COSCO Pacific, Ltd.	1,128,006	1,623,960
CP Pokphand Company, Ltd.	2,984,000	476,255
DaChan Food Asia, Ltd. (I)	287,000	34,731
Dah Chong Hong Holdings, Ltd.	584,000	347,511
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	138,184
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	8,378
Digital China Holdings, Ltd.	541,000	969,012
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,944
Embry Holdings, Ltd.	80,000	51,573
EVA Precision Industrial Holdings, Ltd.	134,000	41,549
EverChina International Holdings Company, Ltd. (I)	1,870,000	89,050
Extrawell Pharmaceutical Holdings, Ltd. (I)	230,000	17,487
Franshion Properties China, Ltd.	3,976,000	1,546,428
GCL-Poly Energy Holdings, Ltd. (I)(L)	5,129,000	1,366,794
Global Bio-Chem Technology Group Company, Ltd. (I)	2,365,200	146,421
Global Sweeteners Holdings, Ltd. (I)	444,000	28,632
Glorious Property Holdings, Ltd. (I)	545,000	79,481
Goldbond Group Holdings, Ltd.	100,000	8,363
Golden Meditech Holdings, Ltd.	955,500	241,179
Goldlion Holdings, Ltd.	345,000	157,387
Good Friend International Holdings, Inc.	42,000	13,106
Guangdong Investment, Ltd.	1,254,000	1,754,027
Guangdong Land Holdings, Ltd.	526,000	168,184
Haier Electronics Group Company, Ltd.	593,000	1,792,755

SEE NOTES TO FUND'S INVESTMENTS13

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
Hanergy Solar Group, Ltd. (I)	2,486,000	$696,080
Heng Tai Consumables Group, Ltd. (I)	2,706,630	50,498
Hengdeli Holdings, Ltd. (L)	1,720,400	352,712
HKC Holdings, Ltd. (I)(L)	3,725,423	155,693
Hopewell Highway Infrastructure, Ltd.	573,000	284,265
Hopson Development Holdings, Ltd. (I)	692,000	729,633
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	1,127,940	245,476
Huabao International Holdings, Ltd.	1,267,000	1,219,022
Inner Mongolia Yitai Coal Company, H Shares	1,029,400	1,113,628
Inspur International, Ltd.	249,000	91,769
Jinchuan Group International Resources Company, Ltd. (I)	144,000	11,488
Ju Teng International Holdings, Ltd.	981,722	605,809
Kai Yuan Holdings, Ltd. (I)	3,700,000	89,713
Kingboard Chemical Holdings, Ltd. (L)	716,148	1,388,782
Kingboard Laminates Holdings, Ltd.	204,000	103,363
Kunlun Energy Company, Ltd.	2,400,000	2,601,474
Lai Fung Holdings, Ltd.	4,286,000	113,123
Le Saunda Holdings, Ltd.	108,000	53,657
Lee & Man Paper Manufacturing, Ltd. (L)	889,000	594,326
Lijun International Pharmaceutical Holding Company, Ltd.	750,000	289,686
Loudong General Nice Resources China Holdings, Ltd. (I)	1,044,000	162,811
MIE Holdings Corp.	510,000	60,412
Mingfa Group International Company, Ltd. (I)	840,000	216,277
Minmetals Land, Ltd.	1,174,000	178,323
Minth Group, Ltd.	224,000	551,169
Nan Hai Corp., Ltd. (I)	11,150,000	344,202
NetDragon Websoft, Inc.	26,500	132,618
New World China Land, Ltd.	2,121,230	1,400,424
New World Department Store China, Ltd.	211,000	68,004
Nine Dragons Paper Holdings, Ltd.	839,000	766,443
North Mining Shares Company, Ltd. (I)	1,340,000	60,406
Phoenix Satellite Television Holdings, Ltd.	726,000	285,236
Poly Property Group Company, Ltd.	2,018,944	1,107,794
Pou Sheng International Holdings, Ltd. (I)	2,224,000	267,085
Prosperity International Holdings HK, Ltd. (I)	1,460,000	59,372
Qingling Motors Company, Ltd., H Shares	884,000	349,823
Real Nutriceutical Group, Ltd.	620,000	224,394
REXLot Holdings, Ltd. (L)	6,393,536	468,736
Road King Infrastructure, Ltd.	166,000	162,440
Rotam Global Agrosciences, Ltd.	26,929	42,019
Samson Holding, Ltd.	740,915	98,356
Shanghai Industrial Holdings, Ltd.	504,041	1,935,194
Shanghai Industrial Urban Development Group, Ltd. (I)	1,049,500	359,368
Shanghai Zendai Property, Ltd. (I)	4,865,000	213,566
Shenzhen International Holdings, Ltd.	779,399	1,385,530
Shenzhen Investment, Ltd.	2,459,824	1,329,936
Shimao Property Holdings, Ltd.	1,202,500	2,566,809
Shougang Concord International Enterprises Company, Ltd. (I)(L)	4,862,000	419,085
Shougang Fushan Resources Group, Ltd.	2,228,000	521,967
Silver Base Group Holdings, Ltd. (I)	12,684,000	3,130,554
Silver Grant International, Ltd.	830,334	173,069
SIM Technology Group, Ltd. (I)	887,000	84,398

14SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
Sino Biopharmaceutical, Ltd.	1,904,000	$2,250,213
Sino Oil and Gas Holdings, Ltd. (I)	6,745,000	172,862
Sinofert Holdings, Ltd.	2,242,000	579,502
Sinolink Worldwide Holdings, Ltd. (I)	1,820,000	339,489
Sinopec Kantons Holdings, Ltd.	630,000	518,457
Sinotrans Shipping, Ltd.	1,611,000	402,042
SITC International Holdings Company, Ltd.	147,000	99,382
Skyworth Digital Holdings, Ltd.	1,299,278	1,240,891
SMI Holdings Group, Ltd.	596,000	59,896
Solargiga Energy Holdings, Ltd. (I)	997,000	47,464
Sparkle Roll Group, Ltd. (I)	704,000	43,507
SRE Group, Ltd.	2,414,000	272,531
TCC International Holdings, Ltd.	1,253,417	474,300
TCL Multimedia Technology Holdings, Ltd.	257,200	228,540
Texhong Textile Group, Ltd.	214,500	239,749
Tian An China Investment, Ltd.	677,000	436,815
Tianjin Development Holdings, Ltd.	348,000	349,291
Tianjin Port Development Holdings, Ltd.	392,000	115,531
Tibet 5100 Water Resources Holdings, Ltd.	129,000	48,699
Tomson Group, Ltd.	591,335	166,424
Tongda Group Holdings, Ltd.	1,070,000	225,582
Towngas China Company, Ltd. (L)	567,000	590,660
TPV Technology, Ltd.	952,588	232,861
Truly International Holdings, Ltd.	973,000	488,059
United Energy Group, Ltd. (I)(L)	1,926,000	275,029
V1 Group, Ltd. (I)	1,941,600	222,019
Wasion Group Holdings, Ltd.	206,000	318,757
Welling Holding, Ltd.	608,000	148,031
Yanchang Petroleum International, Ltd. (I)	4,992,273	247,155
Yingde Gases Group Company, Ltd.	593,000	469,161
Yip's Chemical Holdings, Ltd.	218,000	129,435
Yuexiu Property Company, Ltd.	6,961,516	1,613,104
Yuexiu Transport Infrastructure, Ltd.	430,000	330,604
Hungary 0.2%		5,428,809
FHB Mortgage Bank PLC (I)	7,029	19,687
Magyar Telekom Telecommunications PLC	299,789	443,204
MOL Hungarian Oil and Gas PLC	30,979	1,619,250
OTP Bank PLC	97,767	1,977,376
Richter Gedeon Nyrt	83,781	1,369,292
India 10.6%		279,475,766
Aarti Industries, Ltd.	10,458	51,790
Aban Offshore, Ltd.	21,138	129,081
ABB, Ltd.	16,278	338,852
ABG Shipyard, Ltd. (I)	21,999	49,511
ACC, Ltd.	28,965	688,088
Adani Enterprises, Ltd.	96,061	1,059,723
Adani Ports and Special Economic Zone, Ltd.	278,291	1,407,334
Adani Power, Ltd. (I)	534,675	327,535
Aditya Birla Nuvo, Ltd.	50,286	1,426,685
Advanta, Ltd. (I)	15,589	127,452
Aegis Logistics, Ltd.	8,127	89,425

SEE NOTES TO FUND'S INVESTMENTS15

Emerging Markets Fund

	Shares	Value
India (continued)
Agro Tech Foods, Ltd.	4,498	$42,228
Ahmednagar Forgings, Ltd.	9,535	27,154
AIA Engineering, Ltd.	30,748	488,626
Ajanta Pharma, Ltd.	30,547	755,197
Akzo Nobel India, Ltd.	3,239	68,958
Alembic Pharmaceuticals, Ltd.	74,308	643,914
Alembic, Ltd.	126,534	68,710
Allahabad Bank	147,249	246,192
Allcargo Logistics, Ltd.	13,413	68,899
Alok Industries, Ltd.	487,315	52,906
Alstom India, Ltd.	15,910	183,625
Amara Raja Batteries, Ltd.	48,262	668,936
Ambuja Cements, Ltd.	381,759	1,422,371
Amtek Auto, Ltd.	149,007	375,462
Anant Raj, Ltd.	151,998	87,455
Andhra Bank	157,627	196,923
Apar Industries, Ltd.	4,039	21,153
Apollo Hospitals Enterprise, Ltd.	52,645	1,003,727
Apollo Tyres, Ltd.	318,818	944,909
Areva T&D India, Ltd.	20,743	168,496
Arvind, Ltd.	169,772	630,195
Asahi India Glass, Ltd. (I)	16,885	44,535
Ashok Leyland, Ltd.	897,595	1,003,466
Asian Paints, Ltd.	177,457	2,194,331
Atul, Ltd.	11,274	205,507
Aurobindo Pharma, Ltd.	157,004	3,369,087
Axis Bank, Ltd.	352,830	3,199,616
Axis Bank, Ltd., GDR	95	4,390
Bajaj Auto, Ltd.	73,650	2,662,649
Bajaj Corp., Ltd.	33,263	239,361
Bajaj Electricals, Ltd.	26,420	114,755
Bajaj Finance, Ltd.	17,501	1,171,354
Bajaj Finserv, Ltd.	40,226	955,486
Bajaj Hindusthan, Ltd.	266,322	61,637
Bajaj Holdings and Investment, Ltd.	41,862	870,726
Balkrishna Industries, Ltd.	34,859	400,819
Ballarpur Industries, Ltd.	446,843	100,096
Balmer Lawrie & Company, Ltd.	15,335	137,721
Balrampur Chini Mills, Ltd.	160,224	107,124
Bank of Baroda	250,535	642,241
Bank of India	135,003	415,121
Bank of Maharashtra	162,313	99,010
BASF India, Ltd.	7,828	133,087
Bata India, Ltd.	9,863	164,513
BEML, Ltd.	21,929	363,694
Berger Paints India, Ltd.	160,530	540,848
BGR Energy Systems, Ltd.	18,048	32,556
Bharat Electronics, Ltd.	8,497	474,406
Bharat Forge, Ltd.	68,219	1,300,102
Bharat Heavy Electricals, Ltd.	301,334	1,194,797
Bharat Petroleum Corp., Ltd.	124,681	1,653,796
Bharti Airtel, Ltd.	618,754	3,996,191

16SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Bhushan Steel, Ltd.	33,252	$29,238
Biocon, Ltd.	50,117	353,779
Birla Corp., Ltd.	40,713	259,927
Blue Dart Express, Ltd.	3,281	319,398
Blue Star, Ltd.	21,317	119,997
Bombay Dyeing & Manufacturing Company, Ltd.	112,251	117,637
Bosch, Ltd.	3,045	1,124,082
Brigade Enterprises, Ltd.	1,735	3,946
Britannia Industries, Ltd.	19,519	777,164
Cadila Healthcare, Ltd.	34,854	1,019,923
Cairn India, Ltd.	332,263	1,002,819
Canara Bank	118,078	634,854
Carborundum Universal, Ltd.	2,776	7,038
Castex Technologies, Ltd.	59,139	166,504
Ccl Products India, Ltd.	56,620	160,067
Ceat, Ltd.	17,802	217,105
Central Bank of India	200,094	331,467
Century Plyboards India, Ltd.	51,282	166,692
Century Textiles & Industries, Ltd.	38,674	406,105
CESC, Ltd.	73,861	631,382
Chambal Fertilizers & Chemicals, Ltd.	224,870	217,259
Chennai Petroleum Corp., Ltd. (I)	37,144	68,060
Cholamandalam Investment and Finance Company, Ltd.	8,951	81,339
Cipla, Ltd.	122,950	1,254,041
City Union Bank, Ltd.	160,171	258,214
Clariant Chemicals India, Ltd.	10,306	130,857
CMC, Ltd.	7,783	247,711
Colgate-Palmolive India, Ltd.	38,578	1,206,999
Container Corp of India	19,570	548,853
Coromandel International, Ltd.	62,400	230,619
Corp. Bank	150,570	133,409
Cox & Kings, Ltd.	51,419	236,381
CRISIL, Ltd.	4,469	143,626
Crompton Greaves, Ltd.	202,125	533,485
Cummins India, Ltd.	47,280	674,741
Cyient, Ltd.	29,906	257,729
Dabur India, Ltd.	320,275	1,359,772
Dalmia Bharat, Ltd.	22,546	214,151
DB Corp., Ltd.	6,096	34,159
DB Realty, Ltd. (I)	79,514	83,715
DCB Bank, Ltd. (I)	184,559	384,221
DCM Shriram, Ltd.	30,347	54,122
Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	90,359
Delta Corp., Ltd.	67,950	82,215
DEN Networks, Ltd. (I)	34,948	76,183
Dena Bank	139,193	105,495
Dish TV India, Ltd. (I)	369,767	584,318
Dishman Pharmaceuticals & Chemicals, Ltd.	27,086	61,437
Divi's Laboratories, Ltd.	35,945	1,019,983
DLF, Ltd.	407,900	756,246
Dr. Reddy's Laboratories, Ltd.	54,303	2,998,174
Dr. Reddy's Laboratories, Ltd., ADR	34,550	1,915,107

SEE NOTES TO FUND'S INVESTMENTS17

Emerging Markets Fund

	Shares	Value
India (continued)
Dredging Corp. of India, Ltd.	259	$1,543
eClerx Services, Ltd.	18,608	461,294
Edelweiss Financial Services, Ltd.	274,866	272,160
Eicher Motors, Ltd.	6,579	1,882,999
EID Parry India, Ltd.	81,890	207,181
EIH, Ltd.	81,595	133,266
Electrosteel Castings, Ltd.	93,708	26,685
Elgi Equipments, Ltd.	350	728
Emami, Ltd.	51,797	908,259
Engineers India, Ltd.	62,432	206,750
Entertainment Network India, Ltd.	2,857	29,859
Eros International Media, Ltd.	31,372	213,020
Escorts, Ltd.	66,081	114,713
Ess Dee Aluminium, Ltd.	8,586	37,481
Essar Oil, Ltd. (I)	198,149	323,681
Essar Ports, Ltd.	118,939	195,569
Essel Propack, Ltd.	89,057	180,917
Eveready Industries India, Ltd.	21,433	104,664
Exide Industries, Ltd.	375,960	905,221
FAG Bearings India, Ltd.	2,433	155,617
FDC, Ltd.	51,198	123,251
Federal Bank, Ltd.	806,835	1,801,323
Federal-Mogul Goetze India, Ltd. (I)	8,475	57,270
Financial Technologies India, Ltd.	15,328	38,951
Finolex Cables, Ltd.	89,396	346,270
Finolex Industries, Ltd.	64,689	278,375
Firstsource Solutions, Ltd. (I)	369,142	179,166
Fortis Healthcare, Ltd. (I)	132,309	362,467
Future Consumer Enterprise, Ltd. (I)	305,681	58,729
Gabriel India, Ltd.	72,613	91,258
GAIL India, Ltd.	221,256	1,315,816
GAIL India, Ltd., GDR	1,143	42,481
Gammon Infrastructure Projects, Ltd. (I)	26,614	5,050
Gateway Distriparks, Ltd.	79,408	448,274
Gillette India, Ltd.	1,325	93,858
GlaxoSmithKline Consumer Healthcare, Ltd.	4,580	452,209
GlaxoSmithKline Pharmaceuticals, Ltd.	476	24,017
Glenmark Pharmaceuticals, Ltd.	92,781	1,266,832
Global Offshore Services, Ltd.	9,583	99,551
GMR Infrastructure, Ltd.	1,539,091	341,336
Godfrey Phillips India, Ltd.	2,623	20,518
Godrej Consumer Products, Ltd.	75,841	1,276,127
Godrej Industries, Ltd.	38,812	230,605
Godrej Properties, Ltd.	42,583	177,949
Graphite India, Ltd.	80,822	101,398
Grasim Industries, Ltd.	27,592	1,688,044
Greaves Cotton, Ltd.	77,026	150,737
Grindwell Norton, Ltd.	43	485
Gujarat Alkalies & Chemicals, Ltd.	42,533	113,694
Gujarat Fluorochemicals, Ltd.	32,948	330,190
Gujarat Gas Company, Ltd.	30,086	350,247
Gujarat Industries Power Company, Ltd.	14,146	18,161

18SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Gujarat Mineral Development Corp., Ltd.	81,437	$126,286
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	65,805	66,911
Gujarat Pipavav Port, Ltd. (I)	95,764	331,080
Gujarat State Fertilisers & Chemicals, Ltd.	157,141	174,318
Gujarat State Petronet, Ltd.	191,729	366,827
Gulf Oil Corp., Ltd.	22,053	51,399
Gulf Oil Lubricants India, Ltd.	22,053	160,534
GVK Power & Infrastructure, Ltd. (I)	648,891	81,604
Hathway Cable & Datacom, Ltd. (I)	269,630	242,989
Havells India, Ltd.	292,245	1,261,248
HCL Infosystems, Ltd. (I)	129,110	75,596
HCL Technologies, Ltd.	384,743	5,983,966
HDFC Bank, Ltd.	538,287	10,189,615
HEG, Ltd.	17,873	54,160
HeidelbergCement India, Ltd. (I)	118,641	125,434
Hero MotorCorp, Ltd.	61,492	2,588,198
Hexa Tradex, Ltd. (I)	42,642	14,031
Hexaware Technologies, Ltd.	296,380	1,300,398
Hikal, Ltd.	15,030	30,323
Himachal Futuristic Communications, Ltd. (I)	795,229	149,056
Hindalco Industries, Ltd.	1,014,546	2,045,148
Hinduja Ventures, Ltd.	5,652	37,283
Hindustan Construction Company, Ltd. (I)	41,263	18,606
Hindustan Petroleum Corp., Ltd.	66,901	708,955
Hindustan Unilever, Ltd.	251,626	3,379,104
Hitachi Home & Life Solutions India, Ltd.	10,006	247,526
Honeywell Automation India, Ltd.	130	15,043
Hotel Leela Venture, Ltd. (I)	161,732	46,260
Housing Development & Infrastructure, Ltd. (I)	364,708	619,245
HSIL, Ltd.	27,538	152,288
HT Media, Ltd.	34,438	52,214
Huhtamaki PPL, Ltd.	7,301	26,010
ICICI Bank, Ltd.	742,413	3,685,200
ICICI Bank, Ltd., ADR	328,105	3,464,789
ICRA, Ltd.	1,035	67,493
IDBI Bank, Ltd.	346,331	386,825
Idea Cellular, Ltd.	901,673	2,449,046
IDFC, Ltd.	597,521	1,493,500
IFCI, Ltd.	799,536	386,624
IIFL Holdings, Ltd.	254,359	748,248
IL&FS Transportation Networks, Ltd.	23,349	59,357
Indiabulls Housing Finance, Ltd.	289,639	2,692,192
Indiabulls Real Estate, Ltd.	251,053	229,581
Indian Bank	92,080	245,238
Indian Hotels Company, Ltd.	436,512	693,726
Indian Oil Corp., Ltd.	95,827	532,691
Indian Overseas Bank	198,424	134,073
Indoco Remedies, Ltd.	22,414	136,475
Indraprastha Gas, Ltd.	41,890	265,901
IndusInd Bank, Ltd.	99,860	1,376,497
Info Edge India, Ltd.	11,381	145,552
Infosys, Ltd.	182,125	5,797,273

SEE NOTES TO FUND'S INVESTMENTS19

Emerging Markets Fund

	Shares	Value
India (continued)
Infosys, Ltd., ADR (L)	168,774	$5,378,827
Ingersoll-Rand India, Ltd.	9,856	140,163
Inox Leisure, Ltd. (I)	18,663	45,673
Intellect Design Arena, Ltd. (I)	63,788	112,710
Ipca Laboratories, Ltd.	21,683	226,682
IRB Infrastructure Developers, Ltd.	128,055	492,820
ITC, Ltd.	1,153,189	5,919,822
Jagran Prakashan, Ltd.	72,113	132,161
Jain Irrigation Systems, Ltd.	245,512	257,654
Jaiprakash Associates, Ltd.	813,565	228,887
Jaiprakash Power Ventures, Ltd. (I)	623,661	71,661
Jammu & Kashmir Bank, Ltd.	338,170	571,790
Jaypee Infratech, Ltd.	132,566	32,539
JB Chemicals & Pharmaceuticals, Ltd.	44,422	165,644
JBF Industries, Ltd.	24,468	81,413
Jindal Poly Films, Ltd.	15,538	73,560
Jindal Saw, Ltd.	176,270	169,124
Jindal Steel & Power, Ltd.	202,531	377,182
JK Cement, Ltd.	22,552	229,260
JK Lakshmi Cement, Ltd.	44,971	240,270
JK Tyre & Industries, Ltd.	85,982	142,470
JM Financial, Ltd.	368,362	282,585
JSW Energy, Ltd.	491,218	860,203
JSW Holdings, Ltd. (I)	692	13,347
JSW Steel, Ltd.	123,306	1,765,837
Jubilant Foodworks, Ltd. (I)	24,748	692,969
Jubilant Life Sciences, Ltd.	48,461	132,638
Just Dial, Ltd.	11,528	204,600
Jyothy Laboratories, Ltd.	23,250	98,474
Kajaria Ceramics, Ltd.	45,197	601,279
Kalpataru Power Transmission, Ltd.	46,835	164,064
Kansai Nerolac Paints, Ltd.	37,510	127,534
Kaveri Seed Company, Ltd.	31,179	449,458
KEC International, Ltd.	68,163	129,274
Kesoram Industries, Ltd.	80,244	115,961
Kirloskar Brothers, Ltd.	4,757	14,438
Kolte-patil Developers, Ltd.	12,539	42,332
Kotak Mahindra Bank, Ltd.	138,662	3,034,776
KPIT Cummins Infosystems, Ltd.	121,766	198,901
KRBL, Ltd.	34,245	97,507
KSB Pumps, Ltd.	7,884	70,428
KSK Energy Ventures, Ltd. (I)	7,103	5,276
Lakshmi Machine Works, Ltd.	2,932	175,258
Lakshmi Vilas Bank, Ltd.	64,491	99,626
Lanco Infratech, Ltd. (I)	511,323	39,560
Larsen & Toubro, Ltd.	104,256	2,704,210
Larsen & Toubro, Ltd., GDR	25,413	669,731
Lupin, Ltd.	68,310	1,892,366
Mahanagar Telephone Nigam (I)	189,203	50,445
Maharashtra Seamless, Ltd.	50,623	159,064
Mahindra & Mahindra, Ltd.	281,424	5,517,553
Mahindra & Mahindra, Ltd., GDR	19,216	384,278

20SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Mahindra Holidays & Resorts India, Ltd.	12,942	$50,010
Mahindra Lifespace Developers, Ltd.	21,630	154,999
Manaksia Aluminium Company, Ltd. (I)	12,351	909
Manaksia Coated Metals (I)	12,351	735
Manaksia Steels, Ltd. (I)	12,351	1,741
Manaksia, Ltd. (I)	12,351	1,025
Mangalore Refinery and Petrochemicals, Ltd. (I)	252,641	277,729
Marico Kaya Enterprises, Ltd. (I)	1,827	43,739
Marico, Ltd.	113,687	758,863
Maruti Suzuki India, Ltd.	46,311	2,715,981
MAX India, Ltd.	49,399	363,825
McLeod Russel India, Ltd.	37,627	141,467
Mercator, Ltd.	191,651	48,451
Merck, Ltd.	5,102	65,308
MindTree, Ltd.	61,521	1,394,998
Monsanto India, Ltd.	5,675	261,032
Motherson Sumi Systems, Ltd.	184,770	1,408,500
Motilal Oswal Financial Services, Ltd.	469	2,378
Mphasis, Ltd.	31,866	185,013
MPS, Ltd.	270	3,600
MRF, Ltd.	1,922	1,078,025
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	41,793
Natco Pharma, Ltd.	9,399	323,975
National Aluminium Company, Ltd.	427,632	324,621
Nava Bharat Ventures, Ltd.	43,984	104,837
Navneet Publications India, Ltd.	93,894	140,101
NCC, Ltd.	507,008	662,315
NESCO, Ltd.	4,348	109,040
Nestle India, Ltd.	8,890	952,506
NHPC, Ltd.	1,495,862	472,639
NIIT Technologies, Ltd.	45,471	272,176
NIIT, Ltd.	86,244	52,639
Nirvikara Paper Mills (I)	3,873	2,893
Nitin Fire Protection Industries, Ltd.	56,264	27,181
Noida Toll Bridge Company, Ltd.	76,450	40,433
NTPC, Ltd.	879,043	1,885,366
Oberoi Realty, Ltd.	36,624	175,514
OCL India, Ltd.	3,751	29,642
Oil & Natural Gas Corp., Ltd.	356,971	1,825,916
Oil India, Ltd.	97,411	712,057
Omaxe, Ltd.	77,327	165,756
Oracle Financial Services Software, Ltd.	12,631	719,360
Orient Cement, Ltd.	82,674	246,771
Oriental Bank of Commerce	77,057	258,443
Orissa Minerals Development Company, Ltd.	400	15,701
Page Industries, Ltd.	4,271	1,082,009
Pantaloon Retail India, Ltd.	43,144	81,303
Parsvnath Developers, Ltd. (I)	129,259	42,385
PC Jeweller, Ltd.	27,711	164,219
Peninsula Land, Ltd.	89,370	36,977
Persistent Systems, Ltd.	17,276	207,693
Petronet LNG, Ltd.	173,825	495,263

SEE NOTES TO FUND'S INVESTMENTS21

Emerging Markets Fund

	Shares	Value
India (continued)
Pfizer, Ltd.	8,477	$292,948
PI Industries, Ltd.	35,155	373,699
Pidilite Industries, Ltd.	85,459	735,436
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	81,646
Piramal Enterprises, Ltd.	82,996	1,191,943
Plethico Pharmaceuticals, Ltd. (I)	5,976	3,009
Polaris Financial Technology, Ltd.	93,425	254,391
Polyplex Corp., Ltd.	12,401	39,766
Power Grid Corp. of India, Ltd.	479,923	1,081,113
Praj Industries, Ltd.	88,664	97,616
Prestige Estates Projects, Ltd.	39,931	159,822
Prism Cement, Ltd. (I)	71,827	129,059
Procter & Gamble Hygiene & Health Care, Ltd.	2,698	270,062
PTC India Financial Services, Ltd.	177,436	130,801
PTC India, Ltd.	253,385	273,511
Punj Lloyd, Ltd. (I)	224,909	86,661
Punjab & Sind Bank	12,349	8,887
Punjab National Bank	25,000	60,913
Puravankara Projects, Ltd.	5,372	5,843
Radico Khaitan, Ltd.	60,239	81,767
Rain Industries, Ltd.	114,375	69,000
Rajesh Exports, Ltd.	43,299	155,261
Rallis India, Ltd.	67,146	241,483
Ratnamani Metals & Tubes, Ltd.	6,611	59,908
RattanIndia Infrastructure, Ltd. (I)	1,265,893	42,509
Raymond, Ltd.	43,363	294,766
Redington India, Ltd.	123,482	235,129
REI Agro, Ltd.	164,589	1,807
Relaxo Footwears, Ltd.	5,997	79,768
Reliance Capital, Ltd.	108,604	666,514
Reliance Communications, Ltd.	564,683	597,534
Reliance Industries, Ltd.	450,712	6,210,622
Reliance Infrastructure, Ltd.	72,487	467,755
Reliance Power, Ltd. (I)	555,888	459,120
Rolta India, Ltd.	94,206	171,678
Ruchi Soya Industries, Ltd.	127,227	80,124
Rural Electrification Corp., Ltd.	364,591	1,685,253
Sadbhav Engineering, Ltd.	12,270	55,261
Sanofi India, Ltd.	3,537	193,761
Schneider Electric Infrastructure, Ltd. (I)	21,720	72,857
Sesa Sterlite, Ltd.	173,319	539,307
Shasun Pharmaceuticals, Ltd.	15,065	91,312
Shipping Corp. of India, Ltd. (I)	152,490	123,895
Shoppers Stop, Ltd.	6,196	38,949
Shree Cement, Ltd.	4,757	811,375
Shree Renuka Sugars, Ltd.	287,615	50,808
Shriram Transport Finance Company, Ltd.	43,154	555,860
Siemens India, Ltd.	48,698	1,050,650
Simplex Infrastructures, Ltd.	4,288	26,460
Sintex Industries, Ltd.	301,836	521,158
Siti Cable Network, Ltd. (I)	6,317	3,467
SJVN, Ltd.	393,949	151,280

22SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
SKF India, Ltd.	9,218	$207,745
SML Isuzu, Ltd.	827	15,590
Sobha Developers, Ltd.	50,252	340,331
Solar Industries India, Ltd.	1,324	71,892
Sona Koyo Steering Systems, Ltd.	29,557	23,971
Sonata Software, Ltd.	34,306	78,795
SREI Infrastructure Finance, Ltd.	294,220	177,754
SRF, Ltd.	20,992	367,492
State Bank of Bikaner & Jaipur	18,445	161,883
State Bank of India	563,556	2,453,812
State Bank of India, GDR	9,002	397,786
State Bank of Travancore	4,261	29,501
Sterlite Technologies, Ltd.	130,820	149,549
Strides Arcolab, Ltd.	10,655	210,835
Styrolution ABS India, Ltd.	189	1,773
Sun Pharma Advanced Research Company, Ltd. (I)	56,021	362,219
Sun Pharmaceutical Industries, Ltd.	414,144	6,281,920
Sun TV Network, Ltd.	91,584	540,895
Sundaram Finance, Ltd.	17,300	415,635
Sundram Fasteners, Ltd.	61,412	161,933
Supreme Industries, Ltd.	35,584	369,220
Swaraj Engines, Ltd.	3,065	39,999
Syndicate Bank	165,888	301,673
Tamil Nadu Newsprint & Papers, Ltd.	37,939	88,170
Tata Chemicals, Ltd.	57,964	393,423
Tata Communications, Ltd.	58,989	402,154
Tata Consultancy Services, Ltd.	227,590	9,332,352
Tata Elxsi, Ltd.	15,104	299,018
Tata Global Beverages, Ltd.	424,457	970,127
Tata Motors, Ltd.	295,305	2,227,349
Tata Motors, Ltd., ADR	56,012	2,145,260
Tata Power Company, Ltd.	866,462	1,019,512
Tata Sponge Iron, Ltd.	4,883	43,727
Tata Steel, Ltd.	322,120	1,654,967
Tata Teleservices Maharashtra, Ltd. (I)	545,887	60,260
Tech Mahindra, Ltd.	385,036	3,352,005
Techno Electric & Engineering Company, Ltd.	4,467	31,593
Texmaco Rail & Engineering, Ltd.	5,288	10,540
The Great Eastern Shipping Company, Ltd.	84,792	451,483
The India Cements, Ltd.	309,375	443,649
The Karnataka Bank, Ltd.	140,550	310,363
The Karur Vysya Bank, Ltd.	49,942	362,891
The Phoenix Mills, Ltd.	15,361	89,725
The Ramco Cements, Ltd.	74,058	374,878
The South Indian Bank, Ltd.	847,658	326,062
Thermax, Ltd.	21,037	319,475
Time Technoplast, Ltd.	105,115	82,647
Timken India, Ltd.	5,754	56,892
Titagarh Wagons, Ltd.	36,160	54,554
Titan Company, Ltd.	96,547	583,747
Torrent Pharmaceuticals, Ltd.	47,863	909,201
Torrent Power, Ltd.	111,484	282,621

SEE NOTES TO FUND'S INVESTMENTS23

Emerging Markets Fund

	Shares	Value
India (continued)
Transport Corp. of India, Ltd.	22,613	$80,538
Tree House Education And Accessories, Ltd.	8,309	51,217
Trent, Ltd.	871	16,271
Triveni Turbine, Ltd.	99,436	177,122
TTK Prestige, Ltd.	1,939	121,230
Tube Investments of India, Ltd.	46,789	252,369
TV18 Broadcast, Ltd. (I)	444,964	222,487
TVS Motor Company, Ltd.	147,779	546,544
UCO Bank	198,438	197,704
Uflex, Ltd.	34,032	68,963
Ultratech Cement, Ltd.	18,482	864,741
Unichem Laboratories, Ltd.	15,334	46,137
Union Bank of India, Ltd.	180,959	491,111
Unitech, Ltd. (I)	1,334,364	299,665
United Breweries, Ltd.	52,726	791,671
United Spirits, Ltd.	27,822	1,545,751
UPL, Ltd.	257,014	2,144,277
Usha Martin, Ltd.	176,167	52,110
Uttam Galva Steels, Ltd. (I)	10,613	7,989
Uttam Value Steels, Ltd. (I)	25,353	1,747
V-Guard Industries, Ltd.	7,855	115,661
VA Tech Wabag, Ltd.	14,054	161,423
Vakrangee, Ltd.	174,093	300,060
Vardhman Textiles, Ltd.	14,933	149,666
Vedanta, Ltd., ADR	203,956	2,541,292
Videocon Industries, Ltd.	88,580	205,939
Vijaya Bank	193,537	140,015
VIP Industries, Ltd.	96,200	148,349
Voltas, Ltd.	89,794	466,001
VST Industries, Ltd.	2,691	70,130
WABCO India, Ltd.	2,647	240,081
Welspun Corp, Ltd.	67,511	86,512
Welspun Enterprises, Ltd. (I)	1,343	10,345
Welspun India, Ltd.	7,431	65,988
Wipro, Ltd.	409,743	3,628,034
Wockhardt, Ltd.	24,005	542,583
Yes Bank, Ltd.	219,709	3,031,564
Zee Entertainment Enterprises, Ltd.	437,038	2,211,192
Zensar Technologies, Ltd.	11,341	138,491
Zuari Agro Chemicals, Ltd.	9,847	30,172
Zydus Wellness, Ltd.	8,264	129,296
Indonesia 3.1%		80,853,653
Ace Hardware Indonesia Tbk PT	7,373,800	384,754
Adaro Energy Tbk PT	16,689,200	1,082,838
Adhi Karya Persero Tbk PT	1,606,100	303,615
Agung Podomoro Land Tbk PT	10,638,400	313,101
AKR Corporindo Tbk PT	1,153,400	477,043
Alam Sutera Realty Tbk PT	19,254,300	870,830
Aneka Tambang Persero Tbk PT	5,864,200	336,354
Arwana Citramulia Tbk PT	2,819,300	143,700
Asahimas Flat Glass Tbk PT	113,500	61,898
Astra Agro Lestari Tbk PT	575,900	1,077,588

24SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Astra Graphia Tbk PT	606,500	$103,190
Astra International Tbk PT	7,115,100	3,922,067
Bakrie & Brothers Tbk PT (I)	129,839,261	490,923
Bakrie Sumatera Plantations Tbk PT (I)	17,913,000	67,729
Bakrie Telecom Tbk PT (I)	34,369,000	129,949
Bakrieland Development Tbk PT (I)	43,066,000	162,833
Bank Bukopin Tbk PT	4,762,666	259,229
Bank Central Asia Tbk PT	5,345,500	5,704,890
Bank Danamon Indonesia Tbk PT	3,002,071	1,002,535
Bank Mandiri Persero Tbk PT	4,671,646	3,804,537
Bank Negara Indonesia Persero Tbk PT	2,612,403	1,354,915
Bank Pan Indonesia Tbk PT (I)	7,759,100	733,450
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,404,900	296,269
Bank Permata Tbk PT	25,500	3,125
Bank Rakyat Indonesia Persero Tbk PT	8,334,400	7,411,140
Bank Tabungan Negara Persero Tbk PT	8,075,298	734,735
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	66,424
Barito Pacific Tbk PT (I)	3,360,000	70,330
Bayan Resources Tbk PT (I)	98,000	58,487
Benakat Petroleum Energy Tbk PT	2,038,300	11,998
Berau Coal Energy Tbk PT (I)	2,539,400	15,746
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
BISI International Tbk PT	1,070,100	136,502
Budi Starch & Sweetener Tbk PT (I)	2,039,000	14,374
Bumi Resources Minerals Tbk PT (I)	1,665,300	16,120
Bumi Resources Tbk PT (I)	31,738,030	186,969
Bumi Serpong Damai Tbk PT	7,573,000	1,087,912
BW Plantation Tbk PT	3,811,500	115,462
Central Proteinaprima Tbk PT (I)	2,611,400	10,433
Charoen Pokphand Indonesia Tbk PT	4,271,320	1,012,838
Ciputra Development Tbk PT	15,202,200	1,639,937
Ciputra Property Tbk PT	2,817,100	141,274
Ciputra Surya Tbk PT	1,437,500	315,892
Citra Marga Nusaphala Persada Tbk PT	1,912,560	332,644
Darma Henwa Tbk PT (I)	20,860,500	78,874
Delta Dunia Makmur Tbk PT (I)	6,032,500	36,473
Dharma Satya Nusantara PT	36,900	11,808
Elnusa Tbk PT	4,227,800	178,597
Energi Mega Persada Tbk PT (I)	40,739,638	209,229
Erajaya Swasembada Tbk PT (I)	1,509,800	84,352
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	20,922
Express Transindo Utama Tbk PT	2,064,300	169,172
Fajar Surya Wisesa Tbk PT	146,500	16,613
Gajah Tunggal Tbk PT	3,184,400	243,232
Garuda Indonesia Persero Tbk PT (I)	1,599,900	56,676
Global Mediacom Tbk PT	7,667,400	746,628
Golden Eagle Energy Tbk PT (I)	368,800	57,575
Gudang Garam Tbk PT	216,843	771,527
Hanson International Tbk PT (I)	10,218,800	601,938
Harum Energy Tbk PT	1,112,900	98,377
Hexindo Adiperkasa Tbk PT	117,000	26,648
Holcim Indonesia Tbk PT	1,567,500	197,812

SEE NOTES TO FUND'S INVESTMENTS25

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Indah Kiat Pulp & Paper Corp. Tbk PT	4,254,000	$321,659
Indika Energy Tbk PT	2,104,400	58,811
Indo Tambangraya Megah Tbk PT	450,900	458,990
Indocement Tunggal Prakarsa Tbk PT	699,400	1,182,618
Indofood CBP Sukses Makmur Tbk PT	276,700	294,647
Indofood Sukses Makmur Tbk PT	4,391,100	2,421,538
Indosat Tbk PT	1,053,700	297,883
Inovisi Infracom Tbk PT (I)	671,012	5,937
Intiland Development Tbk PT	8,754,200	409,642
Japfa Comfeed Indonesia Tbk PT	5,541,800	284,141
Jasa Marga Tbk PT	1,491,900	729,286
Kalbe Farma Tbk PT	12,581,800	1,748,737
Kawasan Industri Jababeka Tbk PT	17,916,919	369,348
Krakatau Steel Persero Tbk PT (I)	608,000	17,915
Lippo Cikarang Tbk PT (I)	552,200	452,459
Lippo Karawaci Tbk PT	15,448,925	1,517,027
Malindo Feedmill Tbk PT	1,159,000	163,161
Matahari Putra Prima Tbk PT	1,804,700	497,528
Mayora Indah Tbk PT	259,308	499,632
Medco Energi Internasional Tbk PT	2,330,400	466,606
Media Nusantara Citra Tbk PT	4,577,300	712,077
Metrodata Electronics Tbk PT	246,800	13,057
Mitra Adiperkasa Tbk PT	1,022,200	447,764
MNC Investama Tbk PT	24,011,300	377,552
MNC Sky Vision Tbk PT	451,800	43,927
Modern Internasional Tbk PT	304,100	9,963
Modernland Realty Tbk PT	2,742,800	117,033
Multipolar Corp. Tbk PT	7,890,500	446,871
Nippon Indosari Corpindo Tbk PT	1,153,500	110,157
Nusantara Infrastructure Tbk PT (I)	12,628,600	193,700
Pabrik Kertas Tjiwi Kimia Tbk PT	642,000	38,076
Pakuwon Jati Tbk PT	22,245,900	743,102
Pan Brothers Tbk PT	1,555,700	62,324
Panin Financial Tbk PT (I)	23,253,600	534,169
Panin Sekuritas Tbk PT	22,500	8,602
Paninvest Tbk PT	1,443,000	86,833
Pembangunan Perumahan Persero Tbk PT	3,169,800	961,006
Perusahaan Gas Negara Persero Tbk PT	4,704,900	1,525,478
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,710,100	716,853
Petrosea Tbk PT	243,000	12,023
PT Sawit Subermas Sarana TBK	739,800	131,370
Ramayana Lestari Sentosa Tbk PT	4,070,000	215,108
Resource Alam Indonesia Tbk PT	392,500	26,724
Salim Ivomas Pratama Tbk PT	1,743,000	82,187
Samindo Resources Tbk PT	31,500	1,204
Sampoerna Agro Tbk PT	1,086,500	145,869
Samudera Indonesia Tbk PT	23,000	16,464
Selamat Sempurna Tbk PT	1,127,500	392,490
Semen Baturaja Persero Tbk PT	1,308,400	32,921
Semen Gresik Persero Tbk PT	2,627,400	2,669,072
Sentul City Tbk PT	45,369,800	339,059
Sinar Mas Multiartha Tbk PT	37,000	11,192

26SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Sri Rejeki Isman Tbk PT	9,098,000	$233,395
Sugih Energy Tbk PT (I)	12,804,400	399,855
Summarecon Agung Tbk PT	8,726,300	1,300,611
Surya Citra Media Tbk PT	2,750,200	641,793
Surya Semesta Internusa Tbk PT	3,996,600	328,732
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	994,700	737,166
Telekomunikasi Indonesia Persero Tbk PT	7,719,300	1,662,223
Telekomunikasi Indonesia Tbk PT, ADR	77,740	3,363,032
Tempo Scan Pacific Tbk PT	130,300	20,191
Tiga Pilar Sejahtera Food Tbk	1,927,500	265,582
Timah Persero Tbk PT	4,180,080	278,039
Tiphone Mobile Indonesia Tbk PT	2,736,200	216,049
Total Bangun Persada Tbk PT	221,300	16,121
Tower Bersama Infrastructure Tbk PT	1,400,600	997,728
Trias Sentosa Tbk PT	1,000,000	21,930
Trimegah Securities Tbk PT (I)	1,137,100	5,162
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	17,637
Tunas Baru Lampung Tbk PT	1,768,600	74,862
Tunas Ridean Tbk PT	872,500	47,132
Unilever Indonesia Tbk PT	740,200	2,419,909
United Tractors Tbk PT	1,135,100	1,740,269
Vale Indonesia Tbk PT	3,557,100	837,429
Visi Media Asia Tbk PT (I)	5,490,600	182,565
Waskita Karya Persero Tbk PT	2,520,900	323,601
Wijaya Karya Persero Tbk PT	1,322,100	313,190
Wintermar Offshore Marine Tbk PT	208,300	6,300
XL Axiata Tbk PT	2,804,600	908,326
Luxembourg 0.0%		42,903
O'Key Group SA, GDR	12,712	42,903
Malaysia 4.2%		110,680,034
Adventa BHD (I)	25,200	6,738
Aeon Company BHD	535,000	464,887
AEON Credit Service M BHD	6,360	25,489
Affin Holdings BHD	662,990	504,094
AirAsia BHD	1,555,600	928,669
AirAsia X Bhd (I)	1,165,400	82,629
Alam Maritim Resources BHD	503,700	80,885
Alliance Financial Group BHD	1,182,400	1,452,894
AMMB Holdings BHD	2,084,050	3,575,348
Amway Malaysia Holdings BHD	400	1,184
Ann Joo Resources BHD	256,700	70,525
APM Automotive Holdings BHD	115,500	155,747
Astro Malaysia Holdings BHD	958,800	815,129
Axiata Group BHD	1,567,400	2,811,082
Batu Kawan BHD	26,700	131,804
Benalec Holdings BHD	518,300	88,162
Berjaya Assets BHD	388,400	86,821
Berjaya Corp. BHD	3,698,200	417,867
Berjaya Land BHD	846,900	167,343
Berjaya Sports Toto BHD	621,241	558,967

SEE NOTES TO FUND'S INVESTMENTS27

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
BIMB Holdings BHD	565,900	$627,933
Bintulu Port Holdings BHD	300	573
Bonia, Corp. BHD	527,800	145,114
Boustead Holdings BHD	419,606	497,663
Boustead Plantations BHD	84,200	31,676
British American Tobacco Malaysia BHD	80,500	1,360,577
Bumi Armada BHD	1,599,500	553,397
Bursa Malaysia BHD	314,400	719,810
Cahya Mata Sarawak BHD	506,100	724,383
Carlsberg Brewery-Malay BHD	168,900	561,590
CB Industrial Product Holding BHD	377,540	205,858
CIMB Group Holdings BHD	1,918,806	2,964,999
Coastal Contracts BHD	272,666	213,267
CSC Steel Holdings BHD	234,900	64,015
Cypark Resources BHD	129,400	64,122
Daibochi Plastic & Packaging Industry BHD	9,100	10,574
Daya Materials BHD	1,450,200	43,312
Dayang Enterprise Holdings BHD	309,600	205,807
Dialog Group BHD	1,872,460	836,517
DiGi.Com BHD	1,400,080	2,141,560
DKSH Holdings Malaysia BHD	6,800	9,250
DRB-Hicom BHD	1,212,100	544,460
Dutch Lady Milk Industries BHD	9,900	123,119
Eastern & Oriental BHD	870,170	434,415
ECM Libra Financial Group BHD (I)	100,844	28,878
Evergreen Fibreboard BHD (I)	388,400	126,937
Fraser & Neave Holdings BHD	45,100	223,797
Gamuda BHD	692,600	942,570
Genting BHD	1,268,600	2,945,426
Genting Malaysia BHD	1,449,700	1,679,058
Genting Plantations BHD	193,400	521,732
Globetronics Technology BHD	249,080	403,844
Glomac BHD	411,400	100,334
Goldis BHD (I)	356,063	221,399
Guinness Anchor BHD	133,500	526,571
GuocoLand Malaysia BHD	183,100	58,868
Hai-O Enterprise BHD	58,500	36,815
Hap Seng Consolidated BHD	813,400	1,091,254
Hap Seng Plantations Holdings BHD	205,300	139,919
Hartalega Holdings BHD	219,700	481,205
Ho Wah Genting BHD (I)	545,500	19,308
Hock Seng LEE BHD	188,092	94,305
Hong Leong Bank BHD	238,240	886,593
Hong Leong Financial Group BHD	252,900	1,064,722
Hong Leong Industries BHD	84,300	103,379
Hua Yang BHD	148,366	83,244
Hume Industries BHD	67,932	66,970
Hwang Capital Malaysia BHD	69,400	36,897
I-BHD	568,200	92,742
IHH Healthcare Bhd	314,000	499,134
IJM Corp. BHD	1,361,630	2,611,692
IJM Plantations BHD	204,200	194,570

28SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Inari Amertron BHD	320,850	$305,574
Insas BHD	488,074	118,246
IOI Corp. BHD	1,559,900	1,696,873
IOI Properties Group BHD	640,557	342,032
Iris Corp. BHD	1,485,500	107,082
Iskandar Waterfront City BHD (I)	339,000	109,865
JAKS Resources BHD (I)	413,200	81,008
Jaya Tiasa Holdings BHD	403,105	170,120
JCY International BHD	623,800	124,033
K&N Kenanga Holdings BHD (I)	199,317	38,555
Karambunai Corp. BHD (I)	1,224,300	21,606
Karex Berhad	24,200	20,736
Keck Seng Malaysia BHD	287,150	410,324
Kian JOO CAN Factory BHD	332,000	252,671
Kim Loong Resources BHD	37,800	29,092
Kimlun Corp. BHD	93,700	32,908
KLCC Property Holdings BHD	490,300	942,186
KNM Group BHD (I)	2,112,510	310,623
Kossan Rubber Industries BHD	341,100	582,188
KPJ Healthcare BHD	446,400	514,629
KSL Holdings BHD	532,069	257,796
Kuala Lumpur Kepong BHD	189,558	1,071,530
KUB Malaysia BHD (I)	493,700	53,078
Kulim Malaysia BHD	483,300	340,019
Kumpulan Europlus BHD (I)	192,200	53,441
Kumpulan Fima BHD	93,300	50,314
Kumpulan Perangsang Selangor BHD	251,200	97,834
Lafarge Malayan Cement BHD	349,000	903,889
Land & General BHD	865,500	117,705
Landmarks BHD (I)	325,700	110,832
LBS Bina Group BHD	210,000	94,441
Lion Industries Corp. BHD	544,000	59,136
LPI Capital BHD	18,900	73,981
Magnum BHD	464,300	341,706
Mah Sing Group BHD	1,156,010	673,661
Malayan Banking BHD	2,351,109	5,786,823
Malayan Flour Mills BHD	278,800	104,809
Malaysia Airports Holdings BHD	532,195	921,056
Malaysia Building Society BHD	232,887	116,355
Malaysia Marine and Heavy Engineering Holdings BHD	432,900	143,906
Malaysian Bulk Carriers BHD	408,700	111,323
Malaysian Pacific Industries BHD	73,138	137,544
Malaysian Resources Corp. BHD	1,862,000	638,795
Malton BHD	304,200	72,474
Matrix Concepts Holdings BHD	285,500	249,426
Maxis BHD	836,785	1,570,594
MBM Resources BHD	151,150	140,436
Media Chinese International, Ltd.	186,800	31,569
Media Prima BHD	1,039,380	433,645
Mega First Corp. BHD	193,700	126,574
MISC BHD	380,650	860,119
MK Land Holdings BHD	623,400	71,324

SEE NOTES TO FUND'S INVESTMENTS29

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
MKH BHD	200,533	$130,211
MMC Corp. BHD	1,030,500	714,093
MNRB Holdings BHD	55,100	56,271
MPHB Capital BHD (I)	145,400	72,470
Mudajaya Group BHD	232,800	89,443
Muhibbah Engineering Malaysia BHD	405,600	267,045
Mulpha International BHD (I)	1,698,900	171,269
My EG Services BHD	557,600	376,537
Naim Holdings BHD	148,000	99,226
NCB Holdings BHD	29,600	22,842
Nestle Malaysia BHD	4,100	79,387
NTPM Holdings BHD	145,500	27,782
Oldtown BHD	360,400	164,997
Oriental Holdings BHD	352,620	730,711
OSK Holdings BHD	849,845	509,220
Padini Holdings BHD	592,600	226,069
Panasonic Manufacturing Malaysia BHD	10,900	66,026
Pantech Group Holdings BHD	268,400	50,784
Paramount Corp. BHD	85,400	43,030
Parkson Holdings BHD	520,046	287,648
Perdana Petroleum BHD	640,900	261,622
Perisai Petroleum Teknologi BHD (I)	1,262,600	147,383
Petronas Chemicals Group BHD	1,235,400	2,106,265
Petronas Dagangan BHD	153,500	833,513
Petronas Gas BHD	298,900	1,784,973
Pharmaniaga BHD	12,000	22,244
PJ Development Holdings BHD	297,900	120,745
POS Malaysia BHD	381,700	466,857
Power Root BHD	71,000	40,591
PPB Group BHD	380,600	1,583,511
Press Metal BHD	538,400	382,441
Prestariang BHD	136,800	95,354
Protasco BHD	289,400	145,749
Public Bank BHD	1,436,860	7,247,947
Puncak Niaga Holding BHD (I)	134,800	96,217
QL Resources BHD	404,200	439,897
RCE Capital BHD	491,550	45,554
RHB Capital BHD	495,179	1,039,806
Rimbunan Sawit BHD	215,800	31,485
Salcon BHD	691,900	156,343
Sapurakencana Petroleum BHD	3,734,457	2,675,688
Sarawak Oil Palms BHD	110,400	132,464
Scientex BHD	125,400	235,762
Scomi Group BHD (I)	1,525,800	95,529
Scomi Marine BHD (I)	699,300	66,547
SEG International BHD	19,800	7,883
Selangor Dredging BHD	250,000	67,993
Selangor Properties BHD	18,300	25,789
Shangri-La Hotels Malaysia BHD	36,700	64,924
Shell Refining Company Federation of Malaya BHD (I)	78,700	102,585
SHL Consolidated BHD	118,100	111,885
Sime Darby BHD	1,207,101	2,738,084

30SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
SP Setia BHD	585,198	$534,223
Star Media Group BHD	306,500	206,480
Sunway BHD	835,628	767,508
Sunway Construction Group BHD (I)	92,563	40,398
Supermax Corp. BHD	577,600	314,966
Suria Capital Holdings BHD	249,100	158,124
Syarikat Takaful Malaysia BHD	268,000	240,464
Symphony Life BHD	174,168	40,366
TA Ann Holdings BHD	277,840	301,754
TA Enterprise BHD	1,731,500	313,524
TA Global BHD	1,817,440	156,076
Talam Transform BHD (I)	2,215,600	44,908
Tambun Indah Land BHD	225,800	104,321
Tan Chong Motor Holdings BHD	191,600	151,521
Tanjung Offshore BHD (I)	192,400	24,582
Tasek Corp. BHD	1,700	7,415
TDM BHD	952,695	171,438
Telekom Malaysia BHD	574,625	1,139,579
Tenaga Nasional BHD	1,323,800	4,819,843
TH Heavy Engineering BHD (I)	947,100	64,380
TH Plantations BHD	185,160	78,791
Time dotCom BHD	459,740	788,797
Tiong NAM Logistics Holdings	140,900	47,229
Top Glove Corp. BHD	499,800	739,155
Tropicana Corp. BHD	476,300	135,088
TSH Resources BHD	398,100	241,993
Tune Ins Holdings BHD	179,900	90,263
Uchi Technologies BHD	134,300	59,280
UEM Edgenta BHD	264,100	267,594
UEM Sunrise BHD	1,474,366	413,480
UMW Holdings BHD	691,100	2,017,078
Unisem M BHD	640,620	422,421
United Malacca BHD	112,550	193,089
United Plantations BHD	26,800	194,736
UOA Development BHD	293,900	176,746
Uzma BHD	121,700	76,600
VS Industry BHD	161,697	184,431
Wah Seong Corp. BHD	383,390	140,921
WCT Holdings BHD	1,038,842	480,815
Wellcall Holdings BHD	62,600	30,868
Westports Holdings Bhd	36,800	42,425
Wing Tai Malaysia BHD	272,700	118,506
WTK Holdings BHD	255,000	70,172
Yinson Holdings BHD	199,000	173,539
YNH Property BHD	506,565	264,773
YTL Corp. BHD	5,961,958	2,584,850
YTL E-Solutions BHD	86,200	12,930
YTL Power International BHD	1,366,475	588,468
Zhulian Corp. BHD	117,200	65,531
Malta 0.1%		3,044,111
Brait SE (I)	347,825	3,044,111

SEE NOTES TO FUND'S INVESTMENTS31

Emerging Markets Fund

	Shares	Value
Mexico 5.0%		$132,632,743
Alfa SAB de CV, Class A	2,844,550	5,584,214
Alpek SA de CV	219,234	307,661
Alsea SAB de CV (L)	441,026	1,327,469
America Movil SAB de CV, Series L	9,527,383	10,010,654
America Movil SAB de CV, Series L, ADR	351,768	7,387,128
Arca Continental SAB de CV	444,505	2,692,334
Axtel SAB de CV (I)	1,177,009	360,771
Banregio Grupo Financiero SAB de CV	243,003	1,337,717
Bio Pappel SAB de CV (I)	18,527	23,654
Bolsa Mexicana de Valores SAB de CV	374,494	667,328
Cemex SAB de CV (I)	746,963	698,024
Cemex SAB de CV, ADR (I)	658,949	6,128,226
Cia Minera Autlan SAB de CV, Series B	60,050	50,149
Coca-Cola Femsa SAB de CV, ADR (L)	21,331	1,814,202
Coca-Cola Femsa SAB de CV, Series L	5,352	45,561
Compartamos SAB de CV	73,796	126,756
Consorcio ARA SAB de CV (I)	1,431,403	580,038
Controladora Comercial Mexicana SAB de CV	617,767	1,989,432
Corporacion GEO SAB de CV, Series B (I)	777,652	5,832
Corporacion Inmobiliaria Vesta SAB de CV	363,885	652,913
Dine SAB de CV (I)	103,700	62,629
El Puerto de Liverpool SAB de CV	77,455	869,821
Empresas ICA SAB de CV, ADR (I)(L)	231,841	781,304
Fomento Economico Mexicano SAB de CV	33,178	295,348
Fomento Economico Mexicano SAB de CV, ADR	83,511	7,424,128
Genomma Lab Internacional SAB de CV, Class B (I)	686,456	751,144
Gruma SAB de CV, Class B	270,205	3,552,923
Grupo Aeromexico SAB de CV (I)	166,449	280,930
Grupo Aeroportuario del Centro Norte SAB de CV (I)	175,989	826,293
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	14,736	553,779
Grupo Aeroportuario del Pacifico SAB de CV, ADR	45,108	3,211,690
Grupo Aeroportuario del Sureste SAB de CV, ADR	18,838	2,713,426
Grupo Bimbo SAB de CV, Series A	1,160,023	3,154,885
Grupo Carso SAB de CV, Series A1	524,546	2,214,832
Grupo Cementos de Chihuahua SAB de CV	57,000	162,795
Grupo Comercial Chedraui SA de CV	182,858	556,807
Grupo Elektra SAB de CV	50,624	1,269,142
Grupo Famsa SAB de CV, Class A (I)	376,108	253,036
Grupo Financiero Banorte SAB de CV, Series O	968,501	5,464,874
Grupo Financiero Inbursa SAB de CV, Series O	1,683,149	3,847,473
Grupo Financiero Interacciones SA de CV	76,635	495,525
Grupo Financiero Santander Mexico SAB de CV, Class B (L)	937,158	1,768,556
Grupo Gigante SAB de CV	168,900	423,596
Grupo Herdez SAB de CV	159,261	411,936
Grupo Industrial Maseca SAB de CV, Series B	2,600	3,534
Grupo Industrial Saltillo SAB de CV	100,600	202,586
Grupo KUO SAB de CV, Series B	206,101	343,972
Grupo Mexico SAB de CV, Series B	3,283,945	10,183,089
Grupo Pochteca SAB de CV (I)	20,836	19,417
Grupo Sanborns SAB de CV	359,826	565,949
Grupo Simec SAB de CV, Series B (I)	190,835	555,444
Grupo Sports World SAB de CV (I)	27,369	33,592

32SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Mexico (continued)
Grupo Televisa SAB	703,885	$5,331,167
Grupo Televisa SAB, ADR	166,208	6,290,973
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	91,659	201,783
Industrias Bachoco SAB de CV, ADR (L)	7,062	405,147
Industrias Bachoco SAB de CV, Series B	169,151	809,566
Industrias CH SAB de CV, Series B (I)	336,480	1,409,821
Industrias Penoles SAB de CV	61,306	1,084,597
Infraestructura Energetica Nova SAB de CV	195,687	1,048,398
Kimberly-Clark de Mexico SAB de CV	879,669	1,990,822
Maxcom Telecomunicaciones SAB de CV (I)	86,584	10,008
Megacable Holdings SAB de CV	189,748	800,942
Mexichem SAB de CV (L)	924,854	2,805,391
Minera Frisco SAB de CV, Class A1 (I)	1,119,755	897,322
OHL Mexico SAB de CV (I)	608,150	817,507
Organizacion Cultiba SAB de CV	26,856	35,665
Organizacion Soriana SAB de CV, Series B	1,613,165	3,771,304
Promotora y Operadora de Infraestructura SAB de CV (I)	160,728	1,768,865
Qualitas Controladora SAB de CV	290,161	520,254
Rassini SAB de CV (I)	5,950	24,130
TV Azteca SA de CV	686,013	202,255
Urbi Desarrollos Urbanos SAB de CV (I)	883,860	90,114
Wal-Mart de Mexico SAB de CV	2,939,207	7,272,194
Netherlands 0.1%		1,420,898
VimpelCom, Ltd., ADR	228,808	1,420,898
Peru 0.1%		3,642,732
Cementos Pacasmayo SAA, ADR	10,202	77,535
Compania de Minas Buenaventura SA, ADR	21,714	243,197
Credicorp, Ltd.	21,587	3,046,789
Grana y Montero SAA, ADR (L)	35,603	275,211
Philippines 1.7%		44,787,978
Aboitiz Equity Ventures, Inc.	901,660	1,131,339
Aboitiz Power Corp.	824,700	794,399
Alliance Global Group, Inc.	2,257,500	1,159,873
Alsons Consolidated Resources, Inc.	629,000	29,604
Atlas Consolidated Mining & Development	664,800	98,327
Ayala Corp.	80,410	1,423,438
Ayala Land, Inc.	3,974,900	3,564,836
Bank of the Philippine Islands	366,325	804,320
BDO Unibank, Inc.	725,001	1,753,878
Belle Corp.	4,310,000	338,098
Cebu Air, Inc.	314,980	607,191
China Banking Corp.	280,569	290,167
COL Financial Group, Inc.	10,000	3,612
Cosco Capital, Inc.	2,958,200	515,044
D&l Industries, Inc.	1,455,800	632,664
DMCI Holdings, Inc.	2,967,000	884,181
East West Banking Corp. (I)	28,000	13,776
EEI Corp.	297,300	62,735
Empire East Land Holdings, Inc. (I)	5,540,000	106,861
Energy Development Corp.	11,889,400	2,105,473
Filinvest Land, Inc.	17,213,750	716,765

SEE NOTES TO FUND'S INVESTMENTS33

Emerging Markets Fund

	Shares	Value
Philippines (continued)
First Gen Corp.	1,310,400	$791,034
First Philippine Holdings Corp.	356,370	716,435
Globe Telecom, Inc.	22,250	1,270,571
International Container Terminal Services, Inc.	574,320	1,376,928
JG Summit Holdings, Inc.	529,430	811,912
Jollibee Foods Corp.	283,920	1,278,849
Leisure & Resorts World Corp.	287,700	61,916
Lepanto Consolidated Mining Company, Class B (I)	7,724,363	41,154
Lopez Holdings Corp.	3,321,500	558,322
LT Group, Inc.	2,002,200	626,758
Manila Electric Company	91,530	577,161
Manila Water Company, Inc.	1,222,200	644,160
Megawide Construction Corp. (I)	31,770	4,845
Megaworld Corp.	14,459,600	1,536,100
Metro Pacific Investments Corp.	10,699,400	1,078,868
Metropolitan Bank & Trust Company	208,424	418,036
Pepsi-Cola Products Philippines, Inc.	1,942,000	185,888
Petron Corp.	1,544,800	344,797
Philippine Long Distance Telephone Company	59,685	3,721,604
Philippine National Bank (I)	399,820	555,795
Philippine Stock Exchange, Inc.	16,944	116,574
Philweb Corp.	628,140	312,854
Puregold Price Club, Inc.	966,900	823,240
RFM Corp.	101,000	9,182
Rizal Commercial Banking Corp.	460,340	423,462
Robinsons Land Corp.	2,243,350	1,482,988
San Miguel Corp.	340,954	496,840
Security Bank Corp.	215,407	752,963
Semirara Mining And Power Corp.	246,360	850,082
SM Investments Corp.	60,220	1,187,835
SM Prime Holdings, Inc.	3,435,604	1,481,826
Top Frontier Investment Holdings, Inc. (I)	25,432	50,342
Trans-Asia Oil & Energy Development Corp.	377,000	19,008
Travellers International Hotel Group, Inc. (I)	79,400	10,663
Union Bank of Philippines, Inc.	517,951	753,266
Universal Robina Corp.	348,120	1,486,802
Vista Land & Lifescapes, Inc.	5,662,600	892,337
Poland 1.9%		48,835,404
ABC Data SA	23,575	23,963
Action SA	5,661	59,510
Agora SA (I)	54,053	178,797
Alior Bank SA (I)	20,620	511,432
Amica Wronki SA	1,331	59,305
AmRest Holdings SE (I)	6,354	251,438
Apator SA	5,905	63,587
Asseco Poland SA	121,418	1,946,469
ATM SA	2,780	7,465
Bank Handlowy w Warszawie SA	30,699	892,203
Bank Millennium SA	501,634	955,893
Bank Pekao SA	34,702	1,735,463
Bank Zachodni WBK SA	11,785	1,070,310
Bioton SA (I)	63,938	99,629

34SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Poland (continued)
Boryszew SA (I)	152,807	$251,379
Budimex SA	14,056	621,243
CCC SA (L)	16,130	791,327
CD Projekt SA (I)	59,504	384,621
Ciech SA	59,120	861,405
ComArch SA	2,909	105,063
Cyfrowy Polsat SA	80,981	541,423
Eko Export SA	2,160	11,515
Emperia Holding SA	9,026	173,448
Enea SA	124,216	555,440
Eurocash SA (L)	77,844	774,286
Fabryki Mebli Forte SA	23,453	368,835
Famur SA	29,897	23,786
Firma Oponiarska Debica SA	6,886	148,742
Getin Holding SA (L)	301,321	157,621
Getin Noble Bank SA (I)	780,891	329,693
Global City Holdings NV (I)	2,841	29,992
Grupa Azoty SA	22,057	449,191
Grupa Kety SA	16,908	1,457,943
Grupa Lotos SA (I)(L)	141,494	1,140,796
Hawe SA (I)	95,254	51,725
Impexmetal SA (I)	97,051	87,240
ING Bank Slaski SA	13,348	517,360
Integer.pl SA (I)(L)	362	12,578
Inter Cars SA (L)	1,264	77,641
Jastrzebska Spolka Weglowa SA (L)	22,070	87,747
KGHM Polska Miedz SA	152,265	4,682,148
Kopex SA (L)	55,318	119,665
Kruk SA (I)	2,406	103,545
LC Corp. SA (I)	368,248	194,055
LPP SA (L)	500	1,031,828
Lubelski Wegiel Bogdanka SA (L)	36,858	828,155
mBank (L)	10,440	1,267,809
MCI Management SA (I)	26,839	92,860
Midas SA (I)	130,454	21,291
Netia SA	393,934	635,155
Neuca SA	1,844	144,120
Orange Polska SA	564,282	1,565,121
Orbis SA	54,465	802,054
Pelion SA	9,437	175,381
Pfleiderer Grajewo SA (I)	6,153	48,475
PGE Polska Grupa Energetyczna SA	556,392	3,052,085
Polnord SA (I)	21,527	58,034
Polski Koncern Miesny Duda SA (I)	2,108	4,029
Polski Koncern Naftowy Orlen SA	244,695	4,615,250
Polskie Gornictwo Naftowe i Gazownictwo SA	959,031	1,625,765
Powszechna Kasa Oszczednosci Bank Polski SA	371,897	3,243,313
Powszechny Zaklad Ubezpieczen SA	27,289	3,264,990
PZ Cormay SA (I)	23,416	22,430
Rafako SA (I)(L)	15,011	26,566
Sygnity SA (I)	20,419	65,422
Synthos SA	521,082	662,269

SEE NOTES TO FUND'S INVESTMENTS35

Emerging Markets Fund

	Shares	Value
Poland (continued)
Tauron Polska Energia SA	1,038,617	$1,320,217
Trakcja SA (I)	27,774	73,631
TVN SA	172,965	820,993
Warsaw Stock Exchange	25,983	354,484
Wawel SA	80	28,878
Zespol Elektrowni Patnow Adamow Konin SA	2,811	17,882
Russia 1.1%		29,220,408
Gazprom OAO, ADR	1,135,540	6,097,646
Lukoil OAO, ADR	114,200	5,481,668
Magnitogorsk Iron & Steel Works OJSC, GDR	108,364	399,102
Mail.ru Group, Ltd., GDR	11,226	257,057
Mechel, ADR (I)	68,156	84,513
MegaFon OAO, GDR	17,351	266,167
MMC Norilsk Nickel OJSC, ADR (I)	109,481	1,928,895
Novolipetsk Steel OJSC, GDR	30,761	434,240
Phosagro OAO, GDR	26,586	352,575
PIK Group, GDR	101,350	358,731
Rosneft OAO, GDR	421,261	1,928,821
Rostelecom OJSC, ADR	23,354	214,341
RusHydro JSC, ADR	397,792	448,041
Sberbank of Russia, ADR	660,665	3,739,167
Severstal OAO, GDR	105,005	1,270,698
Tatneft OAO, ADR	74,259	2,488,183
TMK OAO, GDR	19,336	80,707
Uralkali OJSC, GDR	92,243	1,257,010
VTB Bank OJSC, GDR (I)(L)	379,990	1,130,399
X5 Retail Group NV, GDR (I)	51,315	1,002,447
South Africa 8.6%		226,721,574
Adcock Ingram Holdings, Ltd. (L)	172,266	709,992
Adcorp Holdings, Ltd.	85,780	227,766
Advtech, Ltd.	233,736	213,970
Aeci, Ltd.	182,131	1,822,713
African Bank Investments, Ltd.	878,658	22,428
African Oxygen, Ltd.	26,369	30,333
African Rainbow Minerals, Ltd. (L)	79,703	642,993
Allied Electronics Corp., Ltd.	87,102	95,426
Anglo American Platinum, Ltd. (I)	34,597	822,854
AngloGold Ashanti, Ltd.	39,933	384,127
AngloGold Ashanti, Ltd., ADR	418,186	4,006,222
ArcelorMittal South Africa, Ltd. (I)(L)	240,520	306,800
Aspen Pharmacare Holdings, Ltd. (I)	114,559	3,447,659
Assore, Ltd. (L)	17,794	163,242
Astral Foods, Ltd.	48,731	662,924
Aveng, Ltd. (I)(L)	614,766	433,937
AVI, Ltd.	398,227	2,652,850
Barclays Africa Group, Ltd.	233,859	3,384,675
Barloworld, Ltd. (L)	348,438	2,821,055
Bidvest Group, Ltd.	302,051	7,488,199
Blue Label Telecoms, Ltd.	174,483	116,221
Business Connexion Group, Ltd.	125,086	66,010
Capitec Bank Holdings, Ltd.	42,330	1,764,475

36SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Africa (continued)
Cashbuild, Ltd.	22,239	$522,032
Caxton & CTP Publishers & Printers, Ltd.	238,172	373,380
City Lodge Hotels, Ltd.	36,762	444,118
Clicks Group, Ltd.	285,898	2,027,383
Clover Industries, Ltd.	59,801	92,265
Consolidated Infrastructure Group, Ltd. (I)	12,412	30,662
Coronation Fund Managers, Ltd.	215,758	1,572,427
DataTec, Ltd.	311,804	1,708,813
Discovery, Ltd.	287,275	2,882,674
Distell Group, Ltd.	17,941	246,144
Distribution and Warehousing Network, Ltd.	10,512	5,222
DRDGOLD, Ltd. (L)	375,211	67,975
EOH Holdings, Ltd.	99,559	1,298,480
Eqstra Holdings, Ltd.	292,995	91,369
Exxaro Resources, Ltd. (L)	113,815	786,934
Famous Brands, Ltd. (L)	64,285	607,140
FirstRand, Ltd.	2,447,764	10,488,345
Gold Fields, Ltd.	28,109	96,780
Gold Fields, Ltd., ADR	948,209	3,233,393
Grand Parade Investments, Ltd. (L)	206,978	103,900
Grindrod, Ltd.	628,659	822,634
Group Five, Ltd.	169,328	389,792
Growthpoint Properties, Ltd.	253,094	537,650
Harmony Gold Mining Company, Ltd., ADR (I)(L)	365,804	541,390
Hudaco Industries, Ltd.	19,872	212,367
Hulamin, Ltd.	227,519	120,116
Iliad Africa, Ltd.	234,348	148,139
Illovo Sugar, Ltd.	277,088	410,330
Impala Platinum Holdings, Ltd.	362,601	1,831,212
Imperial Holdings, Ltd.	227,279	3,406,055
Investec, Ltd.	180,946	1,638,371
Invicta Holdings, Ltd.	765	5,233
JD Group, Ltd.	236,599	657,760
JSE, Ltd.	87,284	951,664
KAP Industrial Holdings, Ltd.	119,524	58,014
Kumba Iron Ore, Ltd.	44,886	572,706
Lewis Group, Ltd. (L)	153,666	1,241,419
Liberty Holdings, Ltd.	162,003	2,094,908
Life Healthcare Group Holdings, Ltd.	838,478	2,519,696
Massmart Holdings, Ltd.	130,630	1,624,927
Mediclinic International, Ltd.	237,031	2,085,042
Merafe Resources, Ltd.	2,194,710	146,041
Metair Investments, Ltd.	156,701	476,354
MMI Holdings, Ltd.	1,153,444	2,908,879
Mondi, Ltd.	140,484	3,182,502
Mpact, Ltd.	298,694	1,009,347
Mr. Price Group, Ltd. (L)	215,453	4,283,274
MTN Group, Ltd.	1,632,906	28,930,578
Murray & Roberts Holdings, Ltd.	468,406	503,806
Mustek, Ltd.	29,272	21,231
Nampak, Ltd.	556,163	1,638,699
Naspers, Ltd.	77,452	11,366,082

SEE NOTES TO FUND'S INVESTMENTS37

Emerging Markets Fund

	Shares	Value
South Africa (continued)
Nedbank Group, Ltd.	165,886	$3,292,849
Netcare, Ltd.	1,121,376	3,593,365
Northam Platinum, Ltd. (I)	267,490	1,068,300
Nu-World Holdings, Ltd.	9,429	19,079
Oceana Group, Ltd.	42,615	330,685
Omnia Holdings, Ltd.	80,853	1,104,082
Peregrine Holdings, Ltd.	223,799	528,407
Petmin, Ltd.	283,328	32,623
Pick n Pay Stores, Ltd. (L)	276,525	1,297,204
Pinnacle Holdings, Ltd. (I)	135,354	116,328
Pioneer Foods, Ltd.	75,515	1,163,964
PPC, Ltd.	549,435	918,223
PSG Group, Ltd.	118,415	2,030,465
Quantum Foods Holdings (I)	64,921	19,517
Raubex Group, Ltd.	172,178	326,943
RCL Foods, Ltd.	10,269	14,906
Reunert, Ltd.	186,446	1,036,507
Royal Bafokeng Platinum, Ltd. (I)	10,865	44,899
Sanlam, Ltd.	1,128,134	6,352,149
Santam, Ltd.	21,833	387,238
Sappi, Ltd. (I)	523,706	2,078,259
Sappi, Ltd., ADR (I)	384,521	1,561,155
Sasol, Ltd.	295,861	10,464,968
Sasol, Ltd., ADR	113,719	4,033,613
Shoprite Holdings, Ltd.	332,795	4,415,309
Sibanye Gold, Ltd.	46,560	81,799
Sibanye Gold, Ltd., ADR	187,529	1,331,456
Spur Corp., Ltd.	47,789	156,072
Standard Bank Group, Ltd.	519,780	6,765,994
Stefanutti Stocks Holdings, Ltd. (I)	55,487	32,654
Steinhoff International Holdings, Ltd.	1,643,685	10,186,116
Sun International, Ltd.	121,565	1,246,784
Super Group, Ltd. (I)	525,989	1,423,320
Telkom SA, Ltd. (I)	433,076	2,474,218
The Foschini Group, Ltd.	193,150	2,588,573
The SPAR Group, Ltd.	181,177	2,777,488
Tiger Brands, Ltd.	94,527	2,184,105
Tiger Wheels, Ltd. (I)	14,267	0
Times Media Group, Ltd.	95,372	167,385
Tongaat Hulett, Ltd.	102,122	1,111,654
Trencor, Ltd.	208,864	1,116,996
Truworths International, Ltd.	391,810	2,799,539
Tsogo Sun Holdings, Ltd.	487,659	1,045,541
Value Group, Ltd.	213,543	69,384
Vodacom Group, Ltd. (L)	175,202	1,928,928
Wilson Bayly Holmes-Ovcon, Ltd.	61,425	582,879
Woolworths Holdings, Ltd.	610,624	4,803,246
Zeder Investments, Ltd.	451,653	313,881
South Korea 15.0%		396,493,082
Able C&C Company, Ltd. (L)	2,673	58,864
Actoz Soft Company, Ltd. (I)	3,545	108,988
Advanced Nano Products Company, Ltd.	1,221	30,882

38SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Advanced Process Systems Corp. (I)	14,541	$135,253
Aekyung Petrochemical Company, Ltd.	1,668	107,908
AfreecaTV Company, Ltd. (L)	7,394	137,181
Agabang&Company	10,212	121,453
AJ Rent A Car Company, Ltd. (I)(L)	9,408	128,888
AK Holdings, Inc. (L)	3,300	274,261
ALUKO Company, Ltd. (I)	11,100	61,026
AMOREPACIFIC Corp.	11,500	4,177,602
AMOREPACIFIC Group	14,830	2,334,042
Amotech Company, Ltd. (I)	9,291	139,327
Anapass, Inc.	7,670	87,190
Asia Cement Company, Ltd.	155	15,992
ASIA Holdings Company, Ltd.	1,847	246,334
Asia Paper Manufacturing Company, Ltd.	3,412	90,013
Asiana Airlines, Inc. (I)	84,180	526,074
AtlasBX Company, Ltd.	5,379	193,731
AUK Corp. (I)	34,850	71,362
Autech Corp.	9,157	54,193
Avaco Company, Ltd. (L)	3,479	11,956
Baiksan Company, Ltd. (L)	10,760	59,780
BH Company, Ltd. (I)	13,457	87,697
BHI Company, Ltd. (L)	3,795	19,218
Binggrae Company, Ltd.	3,758	301,823
Bioland, Ltd.	4,037	119,998
Bluecom Company, Ltd. (L)	7,710	96,750
BNK Financial Group, Inc.	190,776	2,698,552
Boryung Pharmaceutical Company, Ltd.	3,591	181,418
Bukwang Pharmaceutical Company, Ltd.	10,374	273,206
Byucksan Corp.	17,500	127,624
CammSys Corp. (L)	17,736	35,256
Capro Corp. (L)	28,435	85,079
Celltrion Pharm, Inc. (I)(L)	7,275	107,418
Celltrion, Inc.	21,427	1,329,139
Chadiostech Company, Ltd. (I)	5,824	19,773
Cheil Worldwide, Inc. (I)	41,632	772,262
Chemtronics Company, Ltd. (L)	7,365	54,524
Chin Hung International, Inc. (I)	12,541	22,549
Chong Kun Dang Pharm Corp.	2,433	205,177
Chong Kun Dang Pharmaceutical Corp.	6,290	485,302
Choong Ang Vaccine Laboratory	2,218	36,320
Chosun Refractories Company, Ltd.	1,489	157,569
CJ CGV Company, Ltd.	7,802	714,028
CJ CheilJedang Corp.	6,095	2,246,612
CJ Corp.	12,535	2,705,052
CJ E&M Corp. (I)	12,311	731,903
CJ Freshway Corp.	1,744	88,770
CJ Korea Express Company, Ltd. (I)	2,551	432,606
CJ O Shopping Company, Ltd.	2,587	569,796
CJ Seafood Corp. (I)	15,980	53,290
CKD Bio Corp.	1,317	30,279
Com2uS Corp. (I)(L)	4,217	510,999
Cosmax BTI, Inc.	1,689	105,285

SEE NOTES TO FUND'S INVESTMENTS39

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Cosmax, Inc.	4,700	$816,524
CosmoAM&T Company, Ltd. (I)	6,266	19,255
Cosmochemical Company, Ltd. (I)	3,900	19,937
Coway Company, Ltd.	27,988	2,302,425
Credu Corp.	751	42,951
Crown Confectionery Company, Ltd.	555	239,127
D.I. Corp	12,958	84,242
D.ID Corp.	9,191	11,113
Dae Dong Industrial Company, Ltd.	16,750	161,741
Dae Han Flour Mills Company, Ltd.	1,190	232,789
Dae Hyun Company, Ltd.	10,081	27,766
Dae Won Kang Up Company, Ltd.	30,329	152,029
Dae-Il Corp.	20,210	96,291
Daea TI Company, Ltd. (I)	33,299	45,262
Daechang Company, Ltd. (L)	105,580	86,789
Daeduck Electronics Company	45,240	351,030
Daeduck GDS Company, Ltd.	18,850	181,402
Daegu Department Store	7,610	112,234
Daehan Steel Company, Ltd.	15,177	85,640
Daehwa Pharmaceutical Company, Ltd.	5,629	102,631
Daekyo Company, Ltd.	29,691	216,153
Daekyung Machinery & Engineering Company, Ltd. (I)	29,000	40,197
Daelim Industrial Company, Ltd.	26,263	1,847,386
Daesang Corp.	14,640	486,791
Daesang Holdings Company, Ltd.	19,170	469,006
Daesung Holdings Company, Ltd.	6,326	79,486
Daesung Industrial Company, Ltd. (I)	1,222	6,867
Daewon Pharmaceutical Company, Ltd.	9,937	202,849
Daewon San Up Company, Ltd.	1,510	12,015
Daewoo Engineering & Construction Company, Ltd. (I)	93,822	596,467
Daewoo International Corp.	24,710	592,109
Daewoo Securities Company, Ltd.	89,111	1,141,609
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (L)	67,754	971,602
Daewoong Pharmaceutical Company, Ltd.	2,863	237,442
Daishin Securities Company, Ltd.	45,940	486,646
Daou Data Corp.	5,479	81,467
Daou Technology, Inc.	32,570	532,620
Dasan Networks, Inc. (I)(L)	12,692	70,185
Daum Communications Corp.	6,695	707,471
Dawonsys Company, Ltd.	2,412	60,970
Dayou Automotive Seat Technology Company, Ltd. (L)	51,034	120,405
Deutsch Motors, Inc. (I)(L)	4,973	22,007
DGB Financial Group, Inc.	178,991	2,116,268
Digital Chosun Company, Ltd.	10,179	46,267
Digital Power Communications Company, Ltd.	14,000	76,818
Dong Ah Tire & Rubber Company, Ltd.	10,156	215,766
Dong-A Pharmaceutical Company, Ltd. (L)	1,196	184,145
Dong-Ah Geological Engineering Company, Ltd.	2,970	22,663
Dong-Il Corp.	2,288	179,367
Dongaone Company, Ltd.	9,970	22,784
Dongbang Transport Logistics Company, Ltd.	9,310	24,903
Dongbu HiTek Company, Ltd. (I)	18,890	224,179

40SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Dongbu Insurance Company, Ltd.	38,408	$1,775,634
Dongbu Securities Company, Ltd.	37,619	179,094
Dongbu Steel Company, Ltd. (I)(L)	10,268	32,940
Dongil Industries Company, Ltd.	1,652	109,453
Dongjin Semichem Company, Ltd.	20,619	119,828
Dongkook Industrial Company, Ltd. (I)	5,390	13,242
Dongkook Pharmaceutical Company, Ltd.	1,970	100,930
Dongkuk Industries Company, Ltd.	3,639	13,223
Dongkuk Steel Mill Company, Ltd. (L)	63,906	314,085
Dongkuk Structures & Construction Company, Ltd. (L)	17,849	55,850
Dongsuh Company, Inc.	5,085	142,017
Dongsung Chemical Company, Ltd. (L)	1,620	28,910
Dongsung Holdings Company, Ltd.	13,020	95,734
Dongsung Pharmaceutical Company, Ltd. (L)	8,820	56,557
Dongwha Pharmaceutical Company, Ltd.	19,189	161,845
Dongwon F&B Company, Ltd.	1,238	372,306
Dongwon Industries Company, Ltd. (L)	1,120	318,301
Dongyang E&P, Inc.	815	8,553
Doosan Corp.	7,036	725,364
Doosan Engine Company, Ltd. (I)	18,930	98,806
Doosan Engineering & Construction Company, Ltd. (L)	3,741	29,691
Doosan Heavy Industries and Construction Company, Ltd.	54,704	1,342,309
Doosan Infracore Company, Ltd. (I)	127,391	1,195,392
DRB Holding Company, Ltd.	8,523	111,516
Duk San Neolux Company, Ltd. (I)	4,038	75,711
Duksan Hi-Metal Company, Ltd. (I)(L)	5,845	45,626
DuzonBlzon Company, Ltd.	16,734	197,229
DY Corp.	17,656	108,504
DY Power Corp. (I)	9,452	91,072
e-LITECOM Company, Ltd.	8,444	179,708
E-Mart Company, Ltd.	9,624	2,133,893
E1 Corp.	2,450	163,379
Eagon Industries Company, Ltd.	4,424	97,142
Easy Bio, Inc.	33,515	170,046
Ecopro Company, Ltd. (I)	6,273	46,083
EG Corp.	2,045	29,759
ELK Corp. (I)(L)	18,042	61,572
ENF Technology Company, Ltd.	4,942	86,588
Eo Technics Company, Ltd.	7,203	711,808
Estechpharma Company, Ltd.	3,845	41,919
Eugene Corp.	34,119	194,793
Eugene Investment & Securities Company, Ltd. (I)	107,259	325,416
Eugene Technology Company, Ltd.	6,270	100,824
EVERDIGM Corp.	4,741	30,835
Fila Korea, Ltd.	5,725	565,024
Finetex EnE, Inc. (I)(L)	14,450	50,735
Flexcom, Inc. (I)(L)	6,630	27,402
Fursys, Inc.	2,060	57,851
Gaon Cable Company, Ltd.	3,002	67,300
Genic Company, Ltd. (I)(L)	2,439	82,481
GIIR, Inc.	3,590	37,392
Global & Yuasa Battery Company, Ltd.	6,600	277,226

SEE NOTES TO FUND'S INVESTMENTS41

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Global Display Company, Ltd.	13,135	$64,290
GNCO Company, Ltd. (I)(L)	22,159	29,031
Golfzon Company, Ltd. (I)	2,376	273,993
Golfzon Company, Ltd.	11,575	135,909
Grand Korea Leisure Company, Ltd. (L)	24,050	896,839
Green Cross Corp.	1,966	364,195
Green Cross Holdings Corp.	16,810	510,814
GS Engineering & Construction Corp. (L)	44,045	1,068,267
GS Global Corp.	12,780	95,877
GS Holdings Corp.	49,269	2,195,554
GS Home Shopping, Inc.	1,841	389,943
GS Retail Company, Ltd.	18,793	668,483
Gwangju Shinsegae Company, Ltd.	185	59,089
Halla Corp. (L)	18,491	88,972
Halla Holdings Corp.	7,370	453,561
Halla Visteon Climate Control Corp. (L)	20,533	680,895
Han Kuk Carbon Company, Ltd.	28,000	213,197
Hana Financial Group, Inc.	123,509	3,297,936
Hana Micron, Inc.	18,060	169,029
Hana Tour Service, Inc.	7,543	831,855
Hancom, Inc.	8,448	141,828
Handok, Inc.	171	5,511
Handsome Company, Ltd.	13,708	464,816
Hanil Cement Company, Ltd.	3,724	484,898
Hanjin Heavy Industries & Construction Company, Ltd. (I)(L)	78,985	391,976
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (L)	17,990	138,505
Hanjin Kal Corp.	24,698	687,796
Hanjin P&C Company, Ltd. (I)	14,656	34,455
Hanjin Transportation Company, Ltd.	7,399	402,277
Hankook Shell Oil Company, Ltd.	630	266,471
Hankook Tire Company, Ltd.	58,464	2,311,097
Hankuk Glass Industries, Inc.	1,820	51,958
Hankuk Paper Manufacturing Company, Ltd.	2,917	92,555
Hanmi Pharm Company, Ltd. (I)	1,866	691,141
Hanmi Science Company, Ltd. (I)	2,351	129,516
Hanmi Semiconductor Company, Ltd.	5,806	71,870
Hansae Company, Ltd.	14,611	482,258
Hansae Yes24 Holdings Company, Ltd.	10,079	181,071
Hanshin Construction Company, Ltd.	1,870	31,016
Hansol Chemical Company, Ltd.	4,964	378,485
Hansol Holdings Company, Ltd.	25,458	241,795
Hansol HomeDeco Company, Ltd. (I)(L)	52,659	81,969
Hansol Logistics Company, Ltd.	21,637	81,719
Hansol Paper Company, Ltd. (I)	15,541	322,891
Hansol Technics Company, Ltd. (I)(L)	10,774	237,822
Hanssem Company, Ltd.	7,320	1,482,015
Hanwha Chemical Corp.	87,790	1,500,330
Hanwha Corp.	42,837	1,663,817
Hanwha General Insurance Company, Ltd. (I)	30,605	162,798
Hanwha Investment & Securities Company, Ltd.	68,711	326,856
Hanwha Life Insurance Company, Ltd.	113,900	847,403
Hanwha Timeworld Company, Ltd.	2,310	119,973

42SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Hanyang Eng Company, Ltd.	11,666	$136,849
Hanyang Securities Company, Ltd.	12,290	92,533
Harim Company, Ltd. (I)(L)	25,287	106,795
Harim Holdings Company, Ltd. (I)	17,498	76,745
Heung-A Shipping Company, Ltd. (L)	59,339	158,442
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	12,532
High Tech Pharm Company, Ltd.	3,915	51,495
Hite Jinro Company, Ltd. (L)	23,390	451,707
Hitejinro Holdings Company, Ltd.	12,240	167,423
HMC Investment Securities Company, Ltd.	21,160	229,032
Hotel Shilla Company, Ltd.	17,510	1,883,364
HS R&A Company, Ltd. (L)	5,860	200,292
Huchems Fine Chemical Corp.	14,200	332,655
Humax Company, Ltd.	18,729	327,667
Huons Company, Ltd. (L)	4,588	335,527
Husteel Company, Ltd.	5,535	114,790
Huvis Corp.	10,575	102,342
Hwa Shin Company, Ltd.	18,268	112,546
Hwacheon Machine Tool Company, Ltd.	730	46,592
HwaSung Industrial Company, Ltd.	2,511	44,682
Hy-Lok Corp.	6,115	201,938
Hyosung Corp.	26,891	2,779,655
Hyundai BNG Steel Company, Ltd.	8,640	112,567
Hyundai Corp.	9,340	347,800
Hyundai Department Store Company, Ltd.	12,320	1,696,854
Hyundai Development Company	19,337	1,051,449
Hyundai Elevator Company, Ltd. (I)(L)	7,613	535,172
Hyundai Engineering & Construction Company, Ltd.	37,895	1,505,089
Hyundai Engineering Plastics Company, Ltd.	14,370	113,241
Hyundai Glovis Company, Ltd.	5,997	1,351,314
Hyundai Greenfood Company, Ltd.	20,372	364,217
Hyundai Heavy Industries Company, Ltd. (L)	19,376	2,260,031
Hyundai Home Shopping Network Corp.	3,804	431,803
Hyundai Hy Communications & Networks Company, Ltd.	23,276	95,587
Hyundai Hysco Company, Ltd.	5,388	305,428
Hyundai Livart Company, Ltd.	5,269	208,571
Hyundai Marine & Fire Insurance Company, Ltd.	48,812	1,223,377
Hyundai Mipo Dockyard Company, Ltd. (I)(L)	5,635	397,138
Hyundai Mobis Company, Ltd.	29,884	6,018,687
Hyundai Motor Company	67,224	9,553,564
Hyundai Securities Company, Ltd.	108,199	928,819
Hyundai Steel Company	33,304	2,237,127
Hyundai Wia Corp.	10,496	1,349,115
Hyunjin Materials Company, Ltd.	2,582	6,564
ICD Company, Ltd.	10,567	62,757
Il Dong Pharmaceutical Company, Ltd.	5,112	102,715
Iljin Display Company, Ltd. (L)	8,100	77,622
Iljin Electric Company, Ltd.	23,940	153,835
Iljin Holdings Company, Ltd. (L)	17,681	111,547
Iljin Materials Company, Ltd. (I)(L)	7,574	55,113
Ilshin Spinning Company, Ltd.	1,370	233,451
Ilsung Pharmaceutical Company, Ltd.	1,317	158,784

SEE NOTES TO FUND'S INVESTMENTS43

Emerging Markets Fund

	Shares	Value
South Korea (continued)
IM Company, Ltd.	6,464	$21,618
iMarketKorea, Inc.	8,940	252,708
InBody Company, Ltd. (L)	6,971	236,845
Industrial Bank of Korea	139,230	1,821,422
Infraware, Inc. (I)(L)	11,671	64,040
InkTec Company, Ltd. (I)(L)	3,756	31,102
Innochips Technology, Inc.	5,203	79,009
InnoWireless, Inc.	2,748	25,293
Innox Corp. (I)	10,675	141,371
Insun ENT Company, Ltd. (I)	19,082	97,343
Intelligent Digital Integrated Securities Company, Ltd.	2,466	38,498
Interflex Company, Ltd. (I)	10,884	132,131
Interojo Company, Ltd.	2,789	64,775
Interpark Corp.	27,330	233,453
INTOPS Company, Ltd.	6,601	124,383
Inzi Controls Company, Ltd.	9,850	54,777
Iones Company, Ltd.	3,531	90,566
IS Dongseo Company, Ltd. (L)	9,585	667,453
ISU Chemical Company, Ltd. (L)	13,580	121,444
IsuPetasys Company, Ltd.	32,560	194,764
Jahwa Electronics Company, Ltd.	15,126	163,400
JB Financial Group Company, Ltd.	120,885	762,912
Jcontentree Corp. (I)	27,980	115,377
Jeil Pharmaceutical Company	3,172	109,843
Jeil Savings Bank (I)	1,850	50
Jinro Distillers Company, Ltd.	1,165	40,883
Jinsung T.E.C.	7,934	57,428
JLS Company, Ltd.	3,270	19,548
Joymax Company, Ltd. (I)(L)	2,441	49,307
Jusung Engineering Company, Ltd. (I)	20,207	118,343
JVM Company, Ltd. (I)	2,389	126,662
JW Pharmaceutical Corp.	12,501	545,247
Kangwon Land, Inc.	31,400	1,138,972
KB Capital Company, Ltd.	12,823	276,087
KB Financial Group, Inc., ADR	127,457	4,569,333
KC Cottrell Company, Ltd.	4,309	35,282
KC Green Holdings Company, Ltd.	2,730	30,071
KC Tech Company, Ltd.	20,266	263,413
KCC Corp.	2,339	1,155,337
KCP Company, Ltd. (L)	11,746	387,193
KEC Corp. (I)	31,302	40,444
KEPCO Engineering & Construction Company, Inc.	4,570	155,823
KEPCO Plant Service & Engineering Company, Ltd. (L)	14,454	1,400,869
Keyang Electric Machinery Company, Ltd.	20,001	80,137
KG Chemical Corp.	8,530	180,396
Kginicis Company, Ltd.	12,757	268,302
KGMobilians Company, Ltd. (L)	6,784	115,233
KH Vatec Company, Ltd. (L)	13,339	253,544
Kia Motors Corp.	126,711	5,437,820
KISCO Corp.	6,646	211,286
KISCO Holdings Company, Ltd.	1,771	88,409
Kishin Corp.	12,176	86,275

44SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
KISWIRE, Ltd.	4,736	$256,177
KIWOOM Securities Company, Ltd.	8,385	565,660
KMH Company, Ltd. (I)	9,295	106,941
Koentec Company, Ltd. (L)	42,375	125,289
Koh Young Technology, Inc.	9,453	381,617
Kolao Holdings (L)	5,208	100,922
Kolon Corp.	7,040	464,859
Kolon Industries, Inc.	17,877	1,074,002
Kolon Life Science, Inc. (L)	3,151	328,738
KONA I Company, Ltd. (L)	8,957	283,555
Kook Soon Dang Brewery Company, Ltd.	6,299	43,678
Korea Aerospace Industries, Ltd.	24,797	1,420,873
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	131,957
Korea Circuit Company, Ltd. (L)	13,150	114,167
Korea District Heating Corp. (L)	2,794	200,568
Korea Electric Power Corp.	56,480	2,346,386
Korea Electric Power Corp., ADR (L)	84,454	1,745,664
Korea Electric Terminal Company, Ltd.	4,709	384,311
Korea Electronic Power Industrial Development Company, Ltd.	12,412	59,135
Korea Flange Company, Ltd.	5,690	85,590
Korea Gas Corp.	15,899	744,979
Korea Info & Comm (I)(L)	10,114	156,541
Korea Investment Holdings Company, Ltd.	30,002	1,789,007
Korea Kolmar Company, Ltd. (L)	8,815	752,386
Korea Kolmar Holdings Company, Ltd. (L)	5,094	267,213
Korea Line Corp. (I)	1,230	26,183
Korea United Pharm, Inc.	4,151	84,705
Korea Zinc Company, Ltd.	2,939	1,326,358
Korean Petrochemical Industrial Company, Ltd.	1,114	167,056
Korean Reinsurance Company, Ltd.	95,860	1,045,761
Kortek Corp.	7,186	85,364
KPX Chemical Company, Ltd.	2,439	125,407
KT Corp.	46,816	1,225,152
KT Corp., ADR	24,776	324,070
KT Hitel Company, Ltd. (I)	7,435	72,631
KT Skylife Company, Ltd.	20,960	334,286
KT&G Corp.	44,515	3,865,453
KTB Investment & Securities Company, Ltd. (I)(L)	50,240	146,656
Kukdo Chemical Company, Ltd.	3,881	214,028
Kumho Electric Company, Ltd.	5,450	94,390
Kumho Petrochemical Company, Ltd.	7,468	528,907
Kumho Tire Company, Inc. (I)	81,413	598,636
Kumkang Industrial Company, Ltd.	963	74,232
Kunsul Chemical Industrial Company, Ltd.	3,660	176,980
Kwang Dong Pharmaceutical Company, Ltd.	21,332	349,175
Kwang Myung Electric Engineering Company, Ltd. (I)	35,220	76,618
Kwangju Bank (I)	8,498	63,260
Kyeryong Construction Industrial Company, Ltd. (I)	4,430	44,358
Kyobo Securities Company	22,328	197,694
Kyongnam Bank (I)	12,987	115,796
Kyung Dong Navien Company, Ltd.	4,350	116,597
Kyung-In Synthetic Corp. (L)	20,270	84,934

SEE NOTES TO FUND'S INVESTMENTS45

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Kyungbang, Ltd.	669	$146,633
Kyungchang Industrial Company, Ltd.	12,504	79,758
KyungDong City Gas Company, Ltd.	1,736	199,530
Kyungdong Pharm Company, Ltd.	2,618	61,597
L&F Company, Ltd.	6,143	36,499
LB Semicon, Inc. (I)(L)	25,490	36,201
LEENO Industrial, Inc.	7,356	337,123
LF Corp.	17,440	489,295
LG Chem, Ltd.	14,365	3,217,715
LG Corp.	37,906	2,125,796
LG Display Company, Ltd.	78,594	2,071,738
LG Display Company, Ltd., ADR (L)	373,128	4,929,021
LG Electronics, Inc.	99,630	4,963,894
LG Hausys, Ltd.	6,901	969,565
LG Household & Health Care, Ltd.	4,984	3,626,546
LG Innotek Company, Ltd. (L)	14,254	1,217,331
LG International Corp.	30,893	1,162,334
LG Life Sciences, Ltd. (I)(L)	7,060	375,765
LG Uplus Corp.	234,267	1,966,336
LIG Insurance Company, Ltd.	50,833	1,223,358
LMS Company, Ltd. (L)	6,182	94,637
Lock & Lock Company, Ltd.	12,480	128,651
Lotte Chemical Corp.	4,867	1,030,292
Lotte Chilsung Beverage Company, Ltd.	430	993,152
Lotte Confectionery Company, Ltd.	770	1,392,794
Lotte Food Company, Ltd.	503	406,921
LOTTE Himart Company, Ltd.	5,744	435,525
Lotte Non-Life Insurance Company, Ltd. (I)	13,121	3,493
Lotte Non-Life Insurance Company, Ltd. (I)(L)	16,170	38,574
Lotte Shopping Company, Ltd.	5,797	1,321,380
LS Corp.	16,593	734,885
LS Industrial Systems Company, Ltd.	10,038	479,315
Lumens Company, Ltd. (L)	62,705	272,391
Macquarie Korea Infrastructure Fund	231,063	1,637,253
Maeil Dairy Industry Company, Ltd.	3,530	127,535
Mando Corp.	5,039	640,048
MDS Technology Company, Ltd.	3,901	81,998
Medy-Tox, Inc.	3,593	1,505,241
Mega Study Edu Company, Ltd. (I)	1,467	126,811
MegaStudy Company, Ltd.	2,534	80,809
Melfas, Inc. (L)	16,445	63,758
Meritz Financial Group, Inc.	4,576	58,493
Meritz Fire & Marine Insurance Company, Ltd.	75,961	996,253
Meritz Securities Company, Ltd.	101,084	588,548
Mi Chang Oil Industrial Company, Ltd.	724	50,879
Mirae Asset Securities Company, Ltd.	16,327	838,894
Miwon Specialty Chemical Company, Ltd.	136	35,869
MK Electron Company, Ltd.	9,789	61,777
MNTech Company, Ltd.	14,020	78,479
Modetour Network, Inc.	5,693	171,180
Moorim P&P Company, Ltd.	28,480	119,096
Moorim Paper Company, Ltd.	36,840	116,571

46SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Muhak Company, Ltd. (I)	2,920	$122,532
Namhae Chemical Corp.	22,270	217,465
Namyang Dairy Products Company, Ltd.	586	395,806
NAVER Corp.	12,301	6,742,087
NCSoft Corp.	8,697	1,543,051
Neowiz Games Corp. (I)	5,880	101,002
NEOWIZ HOLDINGS Corp. (I)	3,728	60,572
NEPES Corp. (L)	20,876	150,434
Nexen Corp.	2,346	189,795
Nexen Tire Corp.	30,792	349,201
Nexon GT Company, Ltd. (I)(L)	10,825	139,837
NH Investment & Securities Company, Ltd.	113,874	1,301,011
NHN Entertainment Corp. (I)(L)	6,191	311,438
NICE Holdings Company, Ltd.	8,982	172,044
NICE Information Service Company, Ltd.	33,697	276,638
NK Company, Ltd. (L)	21,127	127,687
Nong Shim Holdings Company, Ltd.	455	52,419
Nong Woo Bio Company, Ltd.	2,887	63,855
NongShim Company, Ltd.	3,002	760,769
OCI Company, Ltd. (L)	16,251	1,378,072
OCI Materials Company, Ltd.	4,318	444,648
OPTRON-TEC, Inc. (I)(L)	10,866	56,472
Orion Corp.	1,836	2,070,269
Osstem Implant Compnay, Ltd. (I)(L)	9,092	448,070
Ottogi Corp.	559	365,425
Pan Ocean Company, Ltd. (I)(L)	7,701	20,831
Pan-Pacific Company, Ltd. (L)	12,491	57,327
Pang Rim Company, Ltd.	538	13,485
PaperCorea, Inc. (I)(L)	99,660	85,304
Paradise Company, Ltd.	18,230	504,438
Partron Company, Ltd.	41,071	351,993
Poonglim Industrial Company, Ltd. (I)	276	548
Poongsan Corp.	22,689	637,557
Poongsan Holdings Corp.	4,780	196,723
POSCO	12,983	2,858,597
POSCO Chemtech Company, Ltd.	14,030	146,181
POSCO Coated & Color Steel Company, Ltd. (I)	2,860	45,083
Posco ICT Company, Ltd. (L)	43,663	198,366
Posco M-Tech Company, Ltd. (L)	11,680	26,322
POSCO, ADR	62,265	3,409,631
Power Logics Company, Ltd. (I)	15,589	51,294
PSK, Inc.	2,173	26,020
Pulmuone Company, Ltd.	1,122	227,994
Pyeong Hwa Automotive Company, Ltd.	11,877	175,243
Redrover Company, Ltd. (I)	6,469	50,542
RFsemi Technologies, Inc.	2,994	23,120
RFTech Company, Ltd.	7,268	45,984
Romanson Company, Ltd.	4,877	81,253
S&T Corp.	1,630	35,967
S&T Dynamics Company, Ltd.	29,369	376,868
S&T Holdings Company, Ltd.	10,413	260,493
S&T Motiv Company, Ltd.	6,439	380,127

SEE NOTES TO FUND'S INVESTMENTS47

Emerging Markets Fund

	Shares	Value
South Korea (continued)
S-1 Corp.	9,097	$677,749
S-Energy Company, Ltd. (L)	9,182	75,757
S-MAC Company, Ltd. (L)	17,451	84,524
S-Oil Corp.	14,096	836,110
Saeron Automotive Corp.	5,190	49,774
Sajo Industries Company, Ltd. (I)	1,299	97,926
Sam Young Electronics Company, Ltd.	16,140	223,060
Sam Yung Trading Company, Ltd.	5,831	109,786
Samchully Company, Ltd. (L)	2,321	298,210
Samho International Company, Ltd. (I)	1,220	31,476
SAMHWA Paints Industrial Company, Ltd.	7,748	114,004
Samick Musical Instruments Company, Ltd.	40,077	172,773
Samick THK Company, Ltd.	8,300	65,885
Samjin Pharmaceutical Company, Ltd.	7,516	180,613
Samkwang Glass	2,292	224,848
Samlip General Foods Company, Ltd.	1,591	416,582
Samsung Electro-Mechanics Company, Ltd.	38,757	1,925,074
Samsung Electronics Company, Ltd.	65,981	77,618,353
Samsung Electronics Company, Ltd., GDR	2,125	1,261,030
Samsung Engineering Company, Ltd.	6,378	214,722
Samsung Fine Chemicals Company, Ltd. (L)	18,983	700,839
Samsung Fire & Marine Insurance Company, Ltd.	15,945	4,373,316
Samsung Heavy Industries Company, Ltd. (L)	74,380	1,195,637
Samsung Life Insurance Company, Ltd.	28,363	2,864,940
Samsung SDI Company, Ltd.	25,641	2,821,221
Samsung Securities Company, Ltd.	25,297	1,325,909
Samsung Techwin Company, Ltd. (L)	29,472	711,014
Samyang Foods Company, Ltd.	2,320	54,251
Samyang Genex Company, Ltd.	1,074	188,984
Samyang Holdings Corp.	4,625	450,088
Samyang Tongsang Company, Ltd.	690	67,343
Samyoung Chemical Company, Ltd.	21,460	34,629
Sangbo Corp. (I)(L)	10,354	48,304
Sapphire Technology Company, Ltd. (I)(L)	2,978	34,027
SAVEZONE I&C Corp.	16,880	100,148
SBS Contents Hub Company, Ltd.	4,179	61,796
SBS Media Holdings Company, Ltd.	47,640	212,686
SBW (I)(L)	30,360	52,162
SeAH Besteel Corp.	13,850	527,336
SeAH Holdings Corp.	1,272	215,195
SeAH Steel Corp.	3,211	211,990
Sebang Company, Ltd.	13,150	245,533
Seegene, Inc. (I)(L)	6,061	238,469
Sejong Industrial Company, Ltd.	9,971	105,056
Sempio Foods Company	747	29,350
Seobu T&D (I)(L)	4,865	114,972
Seohee Construction Company, Ltd. (I)(L)	101,313	128,660
Seoul Semiconductor Company, Ltd.	26,716	429,954
SeowonIntech Company, Ltd.	12,160	139,321
Seoyeon Company, Ltd.	18,791	212,695
Sewon Cellontech Company, Ltd. (I)(L)	18,530	75,792
Sewoonmedical Company, Ltd. (L)	13,302	74,528

48SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
SFA Engineering Corp. (L)	5,602	$237,476
SG Corp. (I)(L)	84,840	56,560
SH Energy Chemical Company, Ltd. (L)	84,833	141,702
Shin Poong Pharmaceutical Company, Ltd.	22,647	117,420
Shinhan Financial Group Company, Ltd., ADR	217,722	8,101,436
Shinil Industrial Company, Ltd. (I)(L)	22,839	37,206
Shinsegae Company, Ltd.	7,678	1,680,612
Shinsegae Information & Communication Company, Ltd.	840	142,111
Shinsegae International Company, Ltd. (L)	1,183	129,163
Shinsung Solar Energy Company, Ltd. (I)(L)	62,690	82,594
Shinsung Tongsang Company, Ltd. (I)	75,232	165,905
Shinwon Corp. (I)	43,430	102,933
Shinyoung Securities Company, Ltd. (L)	6,720	354,771
Signetics Corp. (I)	26,200	39,276
Sigong Tech Company, Ltd. (L)	10,503	75,294
Silicon Works Company, Ltd.	7,788	270,276
Silla Company, Ltd.	8,067	149,025
Simm Tech Company, Ltd. (L)	26,297	228,216
SIMPAC, Inc.	11,000	76,756
Sindoh Company, Ltd.	3,916	267,173
SJM Company, Ltd.	6,871	44,211
SK Broadband Company, Ltd. (I)	168,861	635,261
SK C&C Company, Ltd.	3,873	869,632
SK Chemicals Company, Ltd. (L)	12,447	916,016
SK Communications Company, Ltd. (I)	8,690	54,516
SK Gas Company, Ltd. (L)	4,629	470,832
SK Holdings Company, Ltd.	34,858	5,617,640
SK Hynix, Inc.	257,009	11,810,289
SK Innovation Company, Ltd.	27,996	2,827,565
SK Networks Company, Ltd.	122,631	911,314
SK Securities Company, Ltd. (I)	188,973	230,628
SK Telecom Company, Ltd.	3,258	720,216
SK Telecom Company, Ltd., ADR	4,305	105,214
SKC Company, Ltd.	17,430	611,810
SL Corp.	10,350	178,967
SM Entertainment Company (I)(L)	14,376	437,036
Solborn, Inc. (I)	3,659	17,098
Solco Biomedical Company, Ltd. (I)	27,413	19,923
Solid, Inc.	15,139	84,311
Songwon Industrial Company, Ltd.	16,777	154,383
Soulbrain Company, Ltd.	7,666	317,286
Ssangyong Cement Industrial Company, Ltd. (I)	21,840	350,915
STS Semiconductor & Telecommunications (I)(L)	33,987	150,266
STX Engine Company, Ltd. (I)(L)	1,692	15,054
Suheung Capsule Company, Ltd. (L)	6,030	239,732
Sung Kwang Bend Company, Ltd. (L)	16,968	208,413
Sungchang Enterprise Holdings, Ltd. (I)(L)	2,240	92,478
Sungshin Cement Company, Ltd. (I)	14,419	169,925
Sungwoo Hitech Company, Ltd.	36,464	336,197
Sunjin Company, Ltd.	1,504	41,974
Suprema, Inc. (I)(L)	6,488	122,820
Synopex, Inc. (I)	44,976	68,159

SEE NOTES TO FUND'S INVESTMENTS49

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Tae Kyung Industrial Company, Ltd.	14,930	$83,560
Taekwang Industrial Company, Ltd.	529	588,404
Taewoong Company, Ltd. (I)(L)	8,884	127,013
Taeyoung Engineering & Construction Company, Ltd.	46,820	268,140
Tailim Packaging Industrial Company, Ltd.	24,670	87,860
TechWing, Inc.	6,113	59,664
TES Company, Ltd.	4,939	90,598
The Basic House Company, Ltd.	8,332	129,515
The Willbes & Company	41,740	69,944
TK Chemical Corp. (I)(L)	35,362	80,454
TK Corp. (I)	11,389	114,403
Tongyang Life Insurance	36,283	472,690
Top Engineering Company, Ltd. (I)	300	1,657
Tovis Company, Ltd.	13,049	185,807
TS Corp.	5,906	150,925
Ubiquoss, Inc.	11,600	127,434
Ubivelox, Inc. (I)	1,773	19,685
UI Display Company, Ltd.	5,128	17,797
Uju Electronics Company, Ltd.	6,335	85,868
Unid Company, Ltd.	3,957	227,460
Unison Company, Ltd. (I)	13,882	30,458
Value Added Technologies Company, Ltd. (L)	5,919	143,797
Vieworks Company, Ltd. (L)	5,511	154,346
Visang Education, Inc.	3,857	38,226
Wiscom Company, Ltd.	3,680	18,451
WiSoL Company, Ltd. (L)	13,894	133,625
Wonik IPS Company, Ltd. (I)	44,023	576,139
Woojeon & Handan Company, Ltd. (L)	7,950	12,195
Woongjin Energy Company, Ltd. (I)	41,980	54,641
Woongjin Holdings Company, Ltd. (I)	19,734	41,932
Woongjin Thinkbig Company, Ltd. (I)	19,514	192,698
Wooree ETI Company, Ltd.	6,680	14,908
Woori Bank	111,995	1,057,709
Woori Bank, ADR (L)	3,163	88,817
Woori Investment Bank Company, Ltd. (I)	386,578	205,306
WooSung Feed Company, Ltd.	5,600	16,982
Y G-1 Company, Ltd.	10,640	116,972
YESCO Company, Ltd.	1,480	50,354
YG Entertainment, Inc. (L)	6,361	285,667
Yoosung Enterprise Company, Ltd.	15,803	78,435
Youlchon Chemical Company, Ltd.	10,380	119,683
Young Poong Corp.	350	433,563
Young Poong Precision Corp.	5,018	48,217
Youngone Corp.	11,250	612,375
Youngone Holdings Company, Ltd.	5,109	453,492
Yuanta Securities Korea Company, Ltd.	40,711	223,284
Yuhan Corp.	2,442	587,541
YuHwa Securities Company, Ltd.	3,240	43,336
Spain 0.0%		894,524
Banco Santander SA, ADR	55,950	397,245
Cemex Latam Holdings SA (I)	100,689	497,279

50SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan 15.7%		$413,364,029
A-DATA Technology Company, Ltd.	171,242	255,092
Ability Enterprise Company, Ltd.	153,000	92,755
AcBel Polytech, Inc.	356,000	310,343
Accton Technology Corp.	662,796	332,519
Ace Pillar Company, Ltd.	44,147	21,530
Acer, Inc. (I)	2,481,510	1,477,961
ACES Electronic Company, Ltd.	83,000	77,133
Achem Technology Corp.	244,447	141,575
Acter Company, Ltd.	30,000	71,398
Action Electronics Company, Ltd. (I)	307,640	56,450
Actron Technology Corp.	57,300	232,075
Adlink Technology, Inc.	79,001	282,452
Advanced Ceramic X Corp.	37,000	241,613
Advanced Connectek, Inc. (I)	213,000	61,813
Advanced International Multitech Company, Ltd.	108,000	79,253
Advanced Semiconductor Engineering, Inc.	2,370,532	3,380,687
Advanced Semiconductor Engineering, Inc., ADR	246,003	1,736,781
Advanced Wireless Semiconductor Company (I)	107,000	372,391
Advancetek Enterprise Company, Ltd.	111,440	88,434
Advantech Company, Ltd.	116,869	938,120
AGV Products Corp. (I)	545,829	139,540
AimCore Technology Company, Ltd.	30,969	19,460
Airtac International Group	71,000	561,811
Alcor Micro Corp.	85,000	67,626
ALI Corp.	234,000	158,301
Allis Electric Company, Ltd.	154,000	49,057
Alltek Technology Corp.	28,000	29,604
Alpha Networks, Inc.	440,000	321,964
Altek Corp. (I)	252,491	289,653
AMPOC Far-East Company, Ltd.	132,000	123,163
AmTRAN Technology Company, Ltd.	1,105,775	624,422
Anpec Electronics Corp.	109,380	101,092
Apacer Technology, Inc.	111,188	97,636
APCB, Inc.	143,000	83,607
Apex Biotechnology Corp.	84,060	136,403
Apex International Company, Ltd.	75,284	111,478
Apex Medical Corp.	49,000	69,277
Apex Science & Engineering	238,235	109,535
Arcadyan Technology Corp.	86,379	91,455
Ardentec Corp.	443,450	416,038
Arima Communication Corp. (I)	273,676	97,413
Asia Cement Corp.	1,262,608	1,598,497
Asia Optical Company, Inc. (I)	274,710	368,603
Asia Polymer Corp.	463,600	305,143
Asia Vital Components Company, Ltd.	308,667	271,253
ASROCK, Inc.	34,000	69,517
Asustek Computer, Inc.	412,528	4,055,345
Aten International Company, Ltd.	80,000	232,463
AU Optronics Corp.	867,000	472,259
AU Optronics Corp., ADR (L)	920,554	4,980,197
Audix Corp.	138,560	179,848
Aurora Corp.	72,000	125,557

SEE NOTES TO FUND'S INVESTMENTS51

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
AV Tech Corp.	28,000	$32,969
Avermedia Technologies, Inc. (I)	89,000	31,419
Avision, Inc. (I)	277,916	81,167
AVY Precision Technology, Inc.	7,000	16,332
Awea Mechantronic Company, Ltd.	6,300	7,987
Bank of Kaohsiung	394,615	123,267
Basso Industry Corp.	103,000	149,928
BenQ Materials Corp.	202,000	174,955
BES Engineering Corp.	2,014,200	518,340
Bin Chuan Enterprise Company, Ltd.	70,273	37,410
Bionet Corp.	24,000	29,429
Biostar Microtech International Corp.	227,000	67,395
Boardtek Electronics Corp.	131,000	201,958
Bright Led Electronics Corp.	100,000	50,395
C Sun Manufacturing, Ltd.	175,729	108,970
Cameo Communications, Inc.	350,955	67,972
Capital Securities Corp.	2,487,371	877,961
Career Technology MFG. Company, Ltd.	351,000	305,792
Carnival Industrial Corp.	295,000	74,240
Catcher Technology Company, Ltd.	452,000	5,276,416
Cathay Chemical Works	106,000	58,276
Cathay Financial Holdings Company, Ltd.	2,837,619	5,058,042
Cathay Real Estate Development Company, Ltd.	954,000	584,776
Central Reinsurance Company, Ltd.	198,825	112,692
ChainQui Construction Development Company, Ltd.	117,000	88,860
Chaintech Technology Corp.	36,157	28,555
Champion Building Materials Company, Ltd.	512,852	143,522
Chang Hwa Commercial Bank	2,849,606	1,663,499
Chang Wah Electromaterials, Inc.	39,010	128,643
Channel Well Technology Company, Ltd.	101,000	69,090
Charoen Pokphand Enterprise	276,150	243,234
Chaun-Choung Technology Corp.	73,000	217,587
CHC Resources Corp.	54,000	138,913
Chen Full International Company, Ltd.	49,000	62,263
Chenbro Micom Company, Ltd.	90,000	131,686
Cheng Loong Corp.	1,278,480	531,085
Cheng Shin Rubber Industry Company, Ltd.	1,246,031	2,880,825
Cheng Uei Precision Industry Company, Ltd.	507,335	1,007,495
Chia Chang Company, Ltd.	26,000	21,886
Chia Hsin Cement Corp.	700,089	306,392
Chicony Electronics Company, Ltd.	419,935	1,170,401
Chien Kuo Construction Company, Ltd.	384,872	144,134
Chien Shing Stainless Steel Company (I)	180,000	24,962
Chilisin Electronics Corp.	106,960	240,160
Chime Ball Technology Company, Ltd.	22,000	51,448
Chimei Materials Technology Corp.	214,050	237,174
Chin-Poon Industrial Company, Ltd.	403,642	724,283
China Airlines, Ltd. (I)	2,726,820	1,333,014
China Chemical & Pharmaceutical Company, Ltd.	215,000	139,740
China Development Financial Holdings Corp.	7,742,531	3,091,407
China Ecotek Corp.	33,000	77,656
China Electric Manufacturing Corp.	229,000	76,507

52SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
China General Plastics Corp.	369,304	$143,933
China Life Insurance Company, Ltd.	1,702,025	1,902,428
China Manmade Fibers Corp. (I)	1,304,000	462,206
China Metal Products Company, Ltd.	312,966	292,398
China Motor Corp.	632,905	544,006
China Petrochemical Development Corp.	2,728,045	952,278
China Steel Chemical Corp.	118,000	566,040
China Steel Corp.	4,761,038	3,937,709
China Steel Structure Company, Ltd.	187,000	152,338
China Synthetic Rubber Corp.	563,937	589,222
China Wire & Cable Company, Ltd. (I)	218,000	85,644
Chinese Maritime Transport, Ltd.	31,000	30,900
Chipbond Technology Corp.	490,000	1,132,796
Chong Hong Construction Company	108,595	237,929
Chroma ATE, Inc.	211,440	474,797
Chun Yu Works & Company, Ltd.	321,000	165,847
Chun Yuan Steel	647,381	238,345
Chung Hsin Electric & Machinery Manufacturing Corp.	468,125	321,478
Chung Hung Steel Corp. (I)	1,284,226	262,418
Chung Hwa Pulp Corp. (I)	580,290	192,092
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	52,000	57,035
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	207,850
Chunghwa Telecom Company, Ltd.	647,000	2,046,602
Chunghwa Telecom Company, Ltd., ADR (L)	89,471	2,833,547
Chyang Sheng Dyeing & Finishing Company, Ltd.	70,000	41,605
Cleanaway Company, Ltd.	53,000	329,196
Clevo Company	352,120	456,261
CMC Magnetics Corp. (I)	3,492,000	411,146
CoAsia Microelectronics Corp.	67,200	37,917
Collins Company, Ltd.	182,797	86,810
Compal Electronics, Inc.	3,929,895	3,238,587
Compeq Manufacturing Company	1,220,000	782,609
Continental Holdings Corp.	565,950	197,184
Coretronic Corp.	333,500	428,601
Cosmo Electronics Corp. (I)	10,000	10,376
Coxon Precise Industrial Company, Ltd.	152,231	379,961
CSBC Corp. Taiwan	140,312	72,672
CTBC Financial Holding Company, Ltd.	5,066,982	3,841,171
CTCI Corp.	345,000	593,889
Cub Elecparts, Inc.	26,357	339,310
CviLux Corp.	75,000	116,967
Cyberlink Corp.	69,326	196,647
CyberPower Systems, Inc.	36,000	74,318
CyberTAN Technology, Inc.	277,000	216,828
D-Link Corp.	966,579	466,408
DA CIN Construction Company, Ltd.	147,000	94,095
Da-Li Construction Company, Ltd. (I)	80,510	105,983
Dafeng TV, Ltd.	32,670	56,950
Danen Technology Corp. (I)	278,000	92,968
Darfon Electronics Corp.	351,950	211,746
Darwin Precisions Corp.	575,894	332,809
De Licacy Industrial Company	82,000	64,729

SEE NOTES TO FUND'S INVESTMENTS53

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Delpha Construction Company, Ltd.	166,383	$100,001
Delta Electronics, Inc.	635,000	3,620,979
Depo Auto Parts Industrial Company, Ltd.	88,000	327,081
DFI, Inc.	62,000	102,156
Dimerco Express Corp.	46,000	30,167
DYNACOLOR, Inc.	43,000	75,524
Dynamic Electronics Company, Ltd. (I)	378,927	135,507
Dynapack International Technology Corp.	91,000	217,720
E Ink Holdings, Inc. (I)	867,000	380,018
E-Lead Electronic Company, Ltd.	59,000	119,120
E-LIFE MALL Corp.	66,000	137,137
E-Ton Solar Tech Company, Ltd. (I)	212,541	97,327
E.Sun Financial Holding Company, Ltd.	2,869,553	1,949,848
Eastern Media International Corp.	458,164	135,735
Eclat Textile Company, Ltd.	120,982	1,776,685
Edimax Technology Company, Ltd.	101,359	37,060
Edison Opto Corp. (I)	58,000	47,638
Edom Technology Company, Ltd.	225,500	208,850
EGALAX_EMPIA Technology, Inc.	58,067	163,320
Elan Microelectronics Corp.	335,000	497,374
Elite Advanced Laser Corp.	93,000	561,881
Elite Material Company	284,000	490,008
Elite Semiconductor Memory Technology, Inc.	209,000	296,705
Elitegroup Computer Systems Company, Ltd.	457,284	469,640
eMemory Technology, Inc.	54,000	787,119
ENG Electric Company, Ltd.	132,223	94,417
EnTie Commercial Bank	301,000	146,737
Entire Technology Company, Ltd. (I)	18,000	12,514
Episil Holdings, Inc. (I)	109,000	42,954
Epistar Corp.	713,810	1,148,522
Eternal Materials Company, Ltd.	439,823	471,851
Etron Technology, Inc. (I)	181,000	102,972
Eva Airways Corp. (I)	1,562,020	1,159,559
Everest Textile Company, Ltd.	272,000	163,577
Evergreen International Storage & Transport Corp.	609,320	331,348
Evergreen Marine Corp Taiwan, Ltd. (I)	1,770,886	1,019,562
Everlight Chemical Industrial Corp.	227,346	186,809
Everlight Electronics Company, Ltd.	383,000	874,316
Excelsior Medical Company, Ltd.	83,600	136,532
Far Eastern Department Stores Company, Ltd.	833,558	613,103
Far Eastern International Bank	1,902,738	688,253
Far Eastern New Century Corp.	1,722,646	1,896,546
Far EasTone Telecommunications Company, Ltd.	1,040,000	2,469,160
Faraday Technology Corp.	278,586	371,090
Farglory F T Z Investment Holding Company, Ltd. (I)	17,000	9,210
Farglory Land Development Company, Ltd.	284,526	322,131
Federal Corp.	607,164	340,789
Feedback Technology Corp.	19,000	49,175
Feng Hsin Iron & Steel Company	290,000	379,826
Feng TAY Enterprise Company, Ltd.	186,876	999,798
First Copper Technology Company, Ltd.	344,000	106,055
First Financial Holding Company, Ltd.	4,207,754	2,586,310

54SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
First Hotel	109,919	$76,960
First Insurance Company, Ltd.	313,165	154,137
First Steamship Company, Ltd.	273,986	130,801
FLEXium Interconnect, Inc.	195,206	712,048
Flytech Technology Company, Ltd.	103,969	430,685
Formosa Advanced Technologies Company, Ltd.	126,000	99,505
Formosa Chemicals & Fibre Corp.	1,023,440	2,502,154
Formosa International Hotels Corp.	35,213	330,429
Formosa Laboratories, Inc. (I)	14,000	27,196
Formosa Oilseed Processing	178,689	122,617
Formosa Petrochemical Corp.	237,000	580,169
Formosa Plastics Corp.	855,880	2,098,616
Formosa Taffeta Company, Ltd.	805,000	872,188
Formosan Rubber Group, Inc.	493,000	494,366
Formosan Union Chemical	434,295	190,900
Founding Construction & Development Company, Ltd.	227,636	150,116
Foxconn Technology Company, Ltd.	464,936	1,632,039
Foxlink Image Technology Company, Ltd.	123,000	82,259
FSP Technology, Inc.	249,224	171,210
Fubon Financial Holding Company, Ltd.	2,707,422	5,552,242
Fullerton Technology Company, Ltd.	156,819	136,483
Fulltech Fiber Glass Corp.	249,027	102,736
Fwusow Industry Company, Ltd.	311,467	150,222
G Shank Enterprise Company, Ltd.	166,562	134,786
G Tech Optoelectronics Corp.	174,000	130,230
Gallant Precision Machining Company, Ltd.	76,000	33,611
Gamania Digital Entertainment Company, Ltd.	122,000	153,757
GEM Terminal Industrial Company, Ltd.	47,500	17,999
Gemtek Technology Corp.	226,496	178,705
Genesis Photonics, Inc. (I)	278,740	116,789
Genius Electronic Optical Company, Ltd.	51,589	141,451
GeoVision, Inc.	49,255	167,324
Getac Technology Corp.	446,000	320,174
Giant Manufacturing Company, Ltd.	146,000	1,241,841
Giantplus Technology Company, Ltd. (I)	92,000	26,873
Giga Solution Tech Company, Ltd.	68,237	50,703
Gigabyte Technology Company, Ltd.	469,719	524,921
Gigasolar Materials Corp.	23,040	431,677
Gigastorage Corp. (I)	326,100	249,021
Ginko International Company, Ltd.	33,000	464,098
Gintech Energy Corp. (I)	428,000	251,694
Global Brands Manufacture, Ltd. (I)	317,611	89,069
Global Lighting Technologies, Inc.	63,000	87,608
Global Mixed Mode Technology, Inc.	67,000	182,493
Global Unichip Corp.	75,000	211,273
Globalwafers Company, Ltd. (I)	13,421	39,024
Globe Union Industrial Corp.	221,450	102,577
Gloria Material Technology Corp.	263,750	195,598
Glory Science Company, Ltd.	64,859	92,496
Gold Circuit Electronics, Ltd. (I)	616,071	331,949
Goldsun Development & Construction Company, Ltd.	1,820,005	592,553
Gourmet Master Company, Ltd.	48,000	246,477

SEE NOTES TO FUND'S INVESTMENTS55

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Grand Pacific Petrochemical Corp.	1,174,000	$728,016
Grape King Bio, Ltd.	94,000	577,844
Great China Metal Industry	218,000	212,954
Great Taipei Gas Company, Ltd.	246,000	191,176
Great Wall Enterprise Company, Ltd.	679,642	525,279
Greatek Electronics, Inc.	116,000	159,378
Green Energy Technology, Inc. (I)	335,000	172,266
GTM Corp. (I)	222,000	114,758
Hannstar Board Corp.	264,467	100,246
HannStar Display Corp.	3,848,980	810,672
HannsTouch Solution, Inc. (I)	811,000	144,853
Harvatek Corp.	114,920	58,316
Hey Song Corp.	410,250	499,487
Hi-Clearance, Inc.	19,000	58,678
Highwealth Construction Corp.	442,200	1,105,071
Hiroca Holdings, Ltd.	38,000	146,775
HiTi Digital, Inc. (I)	25,000	10,365
Hitron Technology, Inc.	213,000	105,908
Hiwin Technologies Corp.	125,378	962,257
Ho Tung Chemical Corp.	1,149,890	334,159
Hocheng Corp.	313,000	94,752
Hold-Key Electric Wire & Cable Company, Ltd.	169,119	44,134
Holiday Entertainment Company, Ltd.	50,000	105,188
Holtek Semiconductor, Inc.	180,000	321,213
Holy Stone Enterprise Company, Ltd.	232,734	327,671
Hon Hai Precision Industry Company, Ltd.	6,841,499	22,050,740
Hong TAI Electric Industrial	309,000	102,993
Horizon Securities Company, Ltd.	90,000	25,384
Hota Industrial Manufacturing Company, Ltd.	152,572	416,836
Hotai Motor Company, Ltd.	127,000	2,043,473
Hsin Kuang Steel Company, Ltd.	326,153	189,400
Hsin Yung Chien Company, Ltd.	28,200	88,963
Hsing TA Cement Company, Ltd.	200,000	88,627
HTC Corp.	284,700	952,786
Hu Lane Associate, Inc.	79,066	390,527
Hua Eng Wire & Cable Company, Ltd.	666,000	198,561
Hua Nan Financial Holdings Company, Ltd.	3,481,017	2,089,758
Huaku Development Company, Ltd.	168,353	388,270
Huang Hsiang Construction Company	85,000	112,279
Hung Ching Development & Construction Company, Ltd.	203,000	137,157
Hung Poo Real Estate Development Corp.	148,000	127,046
Hung Sheng Construction Company, Ltd. (I)	559,808	394,318
Huxen Corp.	42,000	63,134
Hwa Fong Rubber Company, Ltd.	353,259	203,349
I-Chiun Precision Industry Company, Ltd.	134,000	66,293
I-Sheng Electric Wire & Cable Company, Ltd.	95,000	128,536
Ibase Technology, Inc.	102,086	230,826
Ichia Technologies, Inc.	334,300	277,878
Ideal Bike Corp.	28,000	14,693
ILI Technology Corp.	50,397	98,207
Infortrend Technology, Inc.	245,000	126,619
Innolux Corp.	9,159,219	5,636,412

56SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Inotera Memories, Inc. (I)	1,681,165	$1,968,960
Inpaq Technology Company, Ltd.	10,000	11,793
Insyde Software Corp.	9,000	10,621
Inventec Corp.	2,172,705	1,553,078
ITE Technology, Inc.	110,881	129,191
ITEQ Corp.	199,700	151,415
J Touch Corp. (I)	101,000	48,039
Janfusun Fancyworld Corp. (I)	48,983	7,144
Jentech Precision Industrial Company, Ltd.	67,808	135,627
Jess-Link Products Company, Ltd.	135,000	160,332
Jih Sun Financial Holdings Company, Ltd.	314,000	93,026
Johnson Health Tech Company, Ltd.	84,100	187,290
K Laser Technology, Inc.	23,000	11,667
Kang Na Hsiung Enterprise Company, Ltd.	168,000	75,848
Kaori Heat Treatment Company, Ltd.	49,401	87,834
Kaulin Manufacturing Company, Ltd.	124,490	83,469
KD Holding Corp.	7,000	39,560
KEE TAI Properties Company, Ltd.	464,973	296,915
Kenda Rubber Industrial Company, Ltd.	441,762	769,773
Kenmec Mechanical Engineering Company, Ltd.	40,000	16,932
Kerry TJ Logistics Company, Ltd.	236,000	296,054
King Slide Works Company, Ltd.	42,000	599,212
King Yuan Electronics Company, Ltd.	1,612,762	1,438,827
King's Town Bank	1,035,000	1,012,211
King's Town Construction Company, Ltd. (I)	140,700	119,616
Kingdom Construction Company, Ltd.	393,000	302,725
Kinik Company	112,000	233,052
Kinko Optical Company, Ltd.	158,648	98,152
Kinpo Electronics, Inc.	1,558,724	658,086
Kinsus Interconnect Technology Corp.	235,000	710,995
KMC Kuei Meng International, Inc.	26,500	131,870
KS Terminals, Inc.	79,000	98,266
Kung Long Batteries Industrial Company, Ltd.	58,000	285,313
Kuo Toong International Company, Ltd.	103,000	155,536
Kuoyang Construction Company, Ltd.	227,543	99,418
Kwong Fong Industries	315,280	170,192
KYE System Corp.	234,911	81,676
L&K Engineering Company, Ltd.	205,952	143,792
LAN FA Textile	267,183	120,896
Largan Precision Company, Ltd.	43,000	4,770,435
Laser Tek Taiwan Company, Ltd.	9,964	9,790
LCY Chemical Corp.	356,806	226,542
Leader Electronics, Inc.	181,867	67,901
Leadtrend Technology Corp.	23,599	29,704
Lealea Enterprise Company, Ltd.	902,863	302,949
Ledtech Electronics Corp.	6,236	2,825
LEE CHI Enterprises Company, Ltd.	287,000	129,287
Lelon Electronics Corp.	170,100	191,625
Leofoo Development Company, Ltd. (I)	225,012	91,346
LES Enphants Company, Ltd.	164,486	80,858
Lextar Electronics Corp.	363,500	307,470
Li Peng Enterprise Company, Ltd. (I)	774,962	257,057

SEE NOTES TO FUND'S INVESTMENTS57

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Lian HWA Food Corp.	78,128	$84,808
Lien Hwa Industrial Corp.	715,784	502,685
Lingsen Precision Industries, Ltd.	438,101	182,402
Lite-On Semiconductor Corp.	232,718	193,986
Lite-On Technology Corp.	1,585,521	2,029,735
Long Bon International Company, Ltd.	407,000	314,453
Long Chen Paper Company, Ltd.	691,968	286,052
Longwell Company	142,000	123,778
Lotes Company, Ltd.	47,000	195,835
Lucky Cement Corp.	272,000	99,982
Lumax International Corp., Ltd.	76,395	144,223
Lung Yen Life Service Corp.	84,000	222,042
Macroblock, Inc.	19,000	40,425
Macronix International (I)	4,400,718	999,147
MacroWell OMG Digital Entertainment Company, Ltd.	17,000	39,778
Mag Layers Scientific-Technics Company, Ltd.	13,317	13,941
Makalot Industrial Company, Ltd.	140,919	1,208,991
Marketech International Corp.	207,000	177,517
Masterlink Securities Corp.	1,351,809	478,680
Mayer Steel Pipe Corp.	226,407	99,147
Maywufa Company, Ltd.	18,000	8,584
MediaTek, Inc.	318,000	4,278,275
Mega Financial Holding Company, Ltd.	2,958,052	2,644,975
Meiloon Industrial Company, Ltd.	151,412	64,303
Mercuries & Associates, Ltd.	396,068	258,617
Mercuries Life Insurance Company, Ltd. (I)	153,300	91,967
Merida Industry Company, Ltd.	135,162	973,693
Merry Electronics Company, Ltd.	168,585	387,114
Micro-Star International Company, Ltd.	912,488	1,035,168
Microlife Corp.	30,000	68,322
MIN AIK Technology Company, Ltd.	88,000	313,020
Mirle Automation Corp.	93,290	86,699
Mitac Holdings Corp.	726,733	683,778
Mobiletron Electronics Company, Ltd.	67,000	96,749
Mosel Vitelic, Inc. (I)	583,484	63,204
Motech Industries, Inc.	291,000	343,930
MPI Corp.	44,000	129,194
Nak Sealing Technologies Corp.	59,000	202,323
Namchow Chemical Industrial Company, Ltd.	175,000	390,579
Nan Kang Rubber Tire Company, Ltd.	408,711	410,993
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	11,909
Nan Ya Plastics Corp.	1,034,860	2,443,586
Nan Ya Printed Circuit Board Corp. (I)	249,930	422,694
Nantex Industry Company, Ltd.	309,526	276,081
National Petroleum Company, Ltd.	139,000	171,549
Neo Solar Power Corp.	688,811	539,554
Netronix, Inc.	56,000	113,940
New Asia Construction & Development Corp.	285,136	73,768
New Era Electronics Company, Ltd.	44,000	41,542
Newmax Technology Company, Ltd.	69,448	57,311
Nexcom International Company, Ltd.	64,000	84,283
Nichidenbo Corp.	104,742	93,913

58SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Nien Hsing Textile Company, Ltd.	357,572	$300,230
Novatek Microelectronics Corp.	346,000	1,879,175
Nuvoton Technology Corp.	30,000	27,559
Ocean Plastics Company, Ltd. (I)	29,000	32,896
Optimax Technology Corp. (I)	170,816	68,133
OptoTech Corp.	447,000	188,985
Orient Semiconductor Electronics, Ltd. (I)	720,000	353,963
Oriental Union Chemical Corp.	515,300	435,198
P-Two Industries, Inc.	17,000	6,619
Pacific Construction Company, Ltd.	235,002	115,731
Pacific Hospital Supply Company, Ltd.	42,000	86,367
Pan Jit International, Inc. (I)	257,000	103,705
Pan-International Industrial Corp.	354,443	199,211
Parade Technologies, Ltd.	46,000	526,492
Paragon Technologies Company, Ltd.	101,808	181,765
PChome Online, Inc.	68,856	1,002,490
Pegatron Corp.	1,480,321	4,403,680
Phihong Technology Company, Ltd.	266,416	114,598
Phison Electronics Corp.	107,000	1,031,010
Phoenix Tours International, Inc.	30,000	48,538
Pixart Imaging, Inc.	77,830	232,563
Plotech Company, Ltd.	100,000	37,848
Polytronics Technology Corp.	42,000	108,417
Portwell, Inc.	112,000	191,736
Posiflex Technologies, Inc.	36,522	225,004
Pou Chen Corp.	1,175,448	1,682,684
Power Mate Technology Company, Ltd.	15,000	31,487
Power Quotient International Company, Ltd. (I)	130,000	73,716
Powercom Company, Ltd. (I)	90,760	9,661
Powertech Industrial Company, Ltd.	67,000	37,413
Powertech Technology, Inc.	925,000	1,965,950
Poya Company, Ltd.	51,693	651,454
President Chain Store Corp.	299,000	2,157,074
President Securities Corp.	1,117,259	640,791
Prime Electronics Satellitics, Inc.	82,759	29,100
Prince Housing & Development Corp.	1,044,943	406,602
Princeton Technology Corp. (I)	48,000	14,859
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	222,000	269,287
Promise Technology, Inc.	139,000	116,789
Qisda Corp. (I)	1,733,440	766,974
Qualipoly Chemical Corp.	50,000	49,678
Quanta Computer, Inc.	585,000	1,479,909
Quanta Storage, Inc.	77,000	75,215
Quintain Steel Company, Ltd. (I)	475,194	83,793
Radiant Opto-Electronics Corp.	325,343	1,188,864
Radium Life Tech Company, Ltd. (I)	574,161	272,191
Ralec Electronic Corp.	63,259	125,286
Realtek Semiconductor Corp.	329,706	1,002,796
Rechi Precision Company, Ltd.	282,038	281,049
Rexon Industrial Corp., Ltd.	83,286	25,566
Rich Development Company, Ltd.	275,000	111,947

SEE NOTES TO FUND'S INVESTMENTS59

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Richtek Technology Corp.	145,000	$851,424
Ritek Corp. (I)	3,512,428	348,140
Ruentex Development Company, Ltd.	375,586	601,930
Ruentex Industries, Ltd.	353,801	826,945
Run Long Construction Company, Ltd.	47,448	51,245
Sampo Corp.	641,997	281,925
San Fang Chemical Industry Company, Ltd.	86,732	132,834
San Shing Fastech Corp.	63,163	150,479
Sanyang Industrial Company, Ltd.	536,389	439,346
Sanyo Electric Company, Ltd.	79,900	74,416
SCI Pharmtech, Inc.	42,044	102,088
Scientech Corp.	47,000	82,790
ScinoPharm Taiwan, Ltd.	79,078	105,063
SDI Corp.	103,000	130,643
Sea Sonic Electronics Company, Ltd.	16,000	20,565
Senao International Company, Ltd.	62,000	95,953
Sercomm Corp.	216,000	451,678
Sesoda Corp.	176,557	229,677
Shan-Loong Transportation Company, Ltd.	4,000	3,185
Sheng Yu Steel Company, Ltd.	188,000	130,152
ShenMao Technology, Inc.	57,000	54,672
Shih Her Technologies, Inc.	28,000	41,809
Shih Wei Navigation Company, Ltd.	117,363	65,088
Shihlin Electric & Engineering Corp.	509,213	632,634
Shihlin Paper Corp. (I)	61,000	72,837
Shin Hai Gas Corp.	2,315	3,275
Shin Kong Financial Holding Company, Ltd.	4,556,409	1,477,914
Shin Shin Natural Gas Company	1,000	1,092
Shin Zu Shing Company, Ltd.	159,933	525,509
Shining Building Business Company, Ltd. (I)	270,334	137,111
Shinkong Insurance Company, Ltd.	310,000	240,929
Shinkong Synthetic Fibers Corp.	1,914,287	659,630
Shinkong Textile Company, Ltd.	154,000	191,454
Shiny Chemical Industrial Company, Ltd.	35,954	53,437
Shuttle, Inc.	229,985	64,870
Sigurd Microelectronics Corp.	427,887	385,565
Silicon Integrated Systems Corp. (I)	794,000	198,556
Silicon Power Computer & Communications, Inc.	48,000	36,164
Siliconware Precision Industries Company	942,000	1,549,430
Siliconware Precision Industries Company, ADR (L)	232,764	1,901,682
Silitech Technology Corp.	92,697	71,773
Simplo Technology Company, Ltd.	239,200	1,098,178
Sinbon Electronics Company, Ltd.	203,000	363,818
Sincere Navigation Corp.	306,000	244,037
Singatron Enterprise Company, Ltd. (I)	99,000	38,619
Sinkang Industries, Ltd.	69,000	23,439
Sinmag Equipment Corp.	27,889	165,653
Sino-American Electronic Company, Ltd. (I)	5,000	14,664
Sino-American Silicon Products, Inc. (I)	455,000	588,207
Sinon Corp.	449,150	234,919
SinoPac Financial Holdings Company, Ltd.	4,266,193	1,963,723
Sinphar Pharmaceutical Company, Ltd.	102,940	105,011

60SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Sinyi Realty, Inc.	27,369	$28,538
Sirtec International Company, Ltd.	104,000	203,045
Sitronix Technology Corp.	107,000	380,468
Siward Crystal Technology Company, Ltd.	181,301	124,128
Soft-World International Corp.	65,000	164,512
Solar Applied Materials Technology Company	233,899	181,663
Solartech Energy Corp. (I)	260,000	154,554
Solomon Technology Corp.	183,303	107,576
Solytech Enterprise Corp. (I)	136,758	36,779
Sonix Technology Company, Ltd.	139,000	203,963
Southeast Cement Company, Ltd.	356,000	176,728
Spirox Corp.	166,369	103,134
Sporton International, Inc.	62,725	393,014
St. Shine Optical Company, Ltd.	50,000	881,962
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	40,031
Standard Foods Corp.	183,662	477,736
Stark Technology, Inc.	104,000	101,875
Sunonwealth Electric Machine Industry Company, Ltd.	141,000	90,558
Sunplus Technology Company, Ltd. (I)	651,000	390,966
Sunrex Technology Corp.	240,000	136,116
Sunspring Metal Corp.	97,000	170,141
Supreme Electronics Company, Ltd.	236,500	119,857
Swancor Ind. Company, Ltd.	47,402	435,288
Sweeten Construction Company, Ltd.	119,017	71,622
Syncmold Enterprise Corp.	97,000	195,585
Synnex Technology International Corp.	611,132	905,060
Sysage Technology Company, Ltd.	68,145	67,918
T-Mac Techvest PCB Company, Ltd.	42,000	20,556
TA Chen Stainless Pipe	835,521	452,888
Ta Chong Bank, Ltd. (I)	2,329,151	836,955
Ta Chong Securities Company, Ltd.	51,000	19,814
Ta Ya Electric Wire & Cable Company, Ltd.	637,406	127,644
TA-I Technology Company, Ltd.	138,809	70,568
Tah Hsin Industrial Company, Ltd.	112,500	100,662
TAI Roun Products Company, Ltd.	111,000	37,796
Tai Tung Communication Company, Ltd.	45,361	50,594
Taichung Commercial Bank	2,180,728	774,189
TaiDoc Technology Corp.	36,000	104,982
Taiflex Scientific Company, Ltd.	161,000	235,897
Taimide Tech, Inc.	72,000	93,202
Tainan Enterprises Company, Ltd.	201,467	197,812
Tainan Spinning Company, Ltd.	1,405,671	761,022
Taishin Financial Holdings Company, Ltd.	5,034,091	2,177,753
Taisun Enterprise Company, Ltd. (I)	422,026	166,806
Taita Chemical Company, Ltd. (I)	184,188	56,815
Taiwan Acceptance Corp.	112,000	297,528
Taiwan Business Bank (I)	3,796,697	1,241,420
Taiwan Cement Corp.	2,795,726	3,794,705
Taiwan Chinsan Electronic Industrial Company, Ltd.	54,000	80,322
Taiwan Cogeneration Corp.	357,137	319,141
Taiwan Cooperative Financial Holding Company, Ltd.	4,830,237	2,569,211
Taiwan FamilyMart Company, Ltd.	24,000	192,277

SEE NOTES TO FUND'S INVESTMENTS61

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Taiwan Fertilizer Company, Ltd.	554,000	$961,430
Taiwan Fire & Marine Insurance Company	155,000	119,406
Taiwan FU Hsing Industrial Company, Ltd.	215,000	298,024
Taiwan Glass Industry Corp.	951,933	596,011
Taiwan Hon Chuan Enterprise Company, Ltd.	284,329	573,848
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	67,000	41,600
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp.	839,356	356,675
Taiwan Life Insurance Company, Ltd. (I)	317,836	332,241
Taiwan Line Tek Electronic	67,244	47,587
Taiwan Mask Corp.	325,850	101,333
Taiwan Mobile Company, Ltd.	674,700	2,373,400
Taiwan Navigation Company, Ltd.	54,000	32,167
Taiwan Paiho, Ltd.	294,342	871,952
Taiwan PCB Techvest Company, Ltd.	236,227	354,819
Taiwan Prosperity Chemical Corp.	100,000	68,858
Taiwan Pulp & Paper Corp. (I)	524,640	186,064
Taiwan Sakura Corp.	200,156	145,895
Taiwan Secom Company, Ltd.	169,430	507,694
Taiwan Semiconductor Company, Ltd.	272,000	263,762
Taiwan Semiconductor Manufacturing Company, Ltd.	9,655,000	45,929,193
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	697,784	16,942,196
Taiwan Sogo Shin Kong SEC	306,460	409,176
Taiwan Styrene Monomer Corp.	548,821	269,023
Taiwan Surface Mounting Technology Company, Ltd.	260,606	318,805
Taiwan TEA Corp.	791,723	450,573
Taiwan Union Technology Corp.	194,000	161,452
Taiyen Biotech Company, Ltd.	192,472	150,967
Tatung Company, Ltd. (I)	2,948,526	683,573
Te Chang Construction Company, Ltd.	83,265	74,761
Teco Electric & Machinery Company, Ltd.	1,804,109	1,658,929
Tecom Company, Ltd. (I)	41,000	2,724
Tekcore Company, Ltd. (I)	33,000	7,646
Ten Ren Tea Company, Ltd.	35,000	51,849
Test Research, Inc.	173,596	381,627
Test-Rite International Company, Ltd.	318,549	221,036
Tex-Ray Industrial Company, Ltd.	91,800	39,388
The Ambassador Hotel	236,000	210,239
Thinking Electronic Industrial Company, Ltd.	74,000	106,253
Thye Ming Industrial Company, Ltd.	133,250	165,857
Ton Yi Industrial Corp.	555,000	375,663
Tong Hsing Electronic Industries, Ltd.	144,951	426,879
Tong Yang Industry Company, Ltd.	447,043	487,367
Tong-Tai Machine & Tool Company, Ltd.	134,893	114,606
Topco Scientific Company, Ltd.	169,151	333,699
Topco Technologies Corp.	26,000	59,767
Topoint Technology Company, Ltd.	179,248	149,987
Toung Loong Textile Manufacturing	69,000	287,035
TPK Holding Company, Ltd.	200,000	1,326,365
Trade-Van Information Services Company	14,000	12,303
Transasia Airways Corp.	147,000	47,237
Transcend Information, Inc.	117,000	449,075

62SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Tripod Technology Corp.	358,770	$663,664
Tsann Kuen Enterprise Company, Ltd.	98,220	92,610
TSC Auto ID Technology Company, Ltd.	19,000	160,105
TSRC Corp.	339,706	373,242
Ttet Union Corp.	47,000	120,188
TTFB Company, Ltd.	7,000	56,538
TTY Biopharm Company, Ltd.	95,094	235,140
Tung Ho Steel Enterprise Corp.	1,131,138	850,605
Tung Ho Textile Company, Ltd.	64,000	16,820
Tung Thih Electronic Company, Ltd.	50,258	0
TURVO International Company, Ltd.	57,062	164,365
TXC Corp.	346,659	473,502
TYC Brother Industrial Company, Ltd. (I)	125,531	78,626
Tycoons Group Enterprise Company, Ltd. (I)	594,536	101,644
Tyntek Corp. (I)	181,702	93,118
U-Ming Marine Transport Corp.	300,000	416,480
Ubright Optronics Corp.	28,600	32,340
Uni-President Enterprises Corp.	2,564,234	4,560,554
Unimicron Technology Corp.	1,210,855	657,920
Union Bank of Taiwan (I)	1,340,100	471,023
Union Insurance Company, Ltd. (I)	69,620	57,023
Unitech Computer Company, Ltd.	181,039	114,925
Unitech Printed Circuit Board Corp.	727,869	302,913
United Integrated Services Company, Ltd.	165,000	186,984
United Microelectronics Corp.	7,602,468	3,437,340
United Microelectronics Corp., ADR (L)	137,773	309,989
Unity Opto Technology Company, Ltd.	230,389	204,601
Universal Cement Corp.	494,504	466,066
Unizyx Holding Corp.	526,000	242,597
UPC Technology Corp.	1,005,938	356,600
Userjoy Technology Company, Ltd.	10,000	15,003
USI Corp.	1,078,801	506,398
Vanguard International Semiconductor Corp.	631,000	1,023,407
Ve Wong Corp.	195,450	148,060
Viking Tech Corp.	26,770	23,978
Visual Photonics Epitaxy Company, Ltd.	293,700	421,732
Vivotek, Inc.	64,813	168,626
Wafer Works Corp. (I)	305,218	119,483
Wah Hong Industrial Corp.	14,835	12,574
Wah Lee Industrial Corp.	72,000	126,103
Walsin Lihwa Corp. (I)	3,820,000	987,051
Walsin Technology Corp. (I)	897,721	426,436
Walton Advanced Engineering, Inc.	383,661	125,978
Wan Hai Lines, Ltd.	650,216	621,473
WAN HWA Enterprise Company	3,351	1,707
Waterland Financial Holding Company, Ltd.	3,025,499	875,982
Ways Technical Corp., Ltd.	44,000	25,780
WEI Chih Steel Industrial Company, Ltd. (I)	41,000	2,809
Wei Chuan Food Corp.	363,000	258,577
Wei Mon Industry Company, Ltd. (I)	266,912	62,442
Weikeng Industrial Company, Ltd.	270,900	205,396
Well Shin Technology Company, Ltd.	72,420	112,878

SEE NOTES TO FUND'S INVESTMENTS63

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Win Semiconductors Corp.	600,000	$939,991
Winbond Electronics Corp. (I)	4,148,000	1,318,858
Wintek Corp. (I)	819,661	48,870
Wisdom Marine Lines Company, Ltd. (I)	84,744	113,987
Wistron Corp.	2,168,232	1,773,596
Wistron NeWeb Corp.	237,083	730,453
WPG Holdings Company, Ltd.	1,123,760	1,445,104
WT Microelectronics Company, Ltd.	324,977	498,731
WUS Printed Circuit Company, Ltd.	375,000	353,296
X-Legend Entertainment Company, Ltd.	15,500	73,201
Xxentria Technology Materials Corp.	56,124	171,591
Yageo Corp.	654,819	1,240,108
Yang Ming Marine Transport Corp. (I)	1,571,916	637,809
YC Company, Ltd.	284,376	138,195
YC INOX Company, Ltd.	433,000	343,197
Yeong Guan Energy Technology Group Company, Ltd.	33,000	240,510
YFY, Inc.	1,606,614	624,546
Yi Jinn Industrial Company, Ltd.	246,104	87,261
Yieh Phui Enterprise Company, Ltd.	1,473,707	436,043
Yonyu Plastics Company, Ltd.	53,450	54,582
Young Fast Optoelectronics Company, Ltd.	104,648	53,131
Young Optics, Inc.	41,000	70,519
Youngtek Electronics Corp.	89,167	185,276
Yuanta Financial Holdings Company, Ltd.	4,843,180	2,832,281
Yufo Electronics Company, Ltd.	22,000	13,650
Yulon Motor Company, Ltd.	898,900	1,207,199
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	58,850	166,850
Yungshin Construction & Development Company	62,000	116,817
Yungshin Global Holding Corp.	117,000	207,236
Yungtay Engineering Company, Ltd.	297,000	633,037
Zeng Hsing Industrial Company, Ltd.	45,232	248,341
Zenitron Corp.	256,000	164,948
Zhen Ding Technology Holding, Ltd.	232,450	823,308
Zig Sheng Industrial Company, Ltd.	499,665	193,433
Zinwell Corp.	236,000	234,872
Zippy Technology Corp.	89,000	144,539
ZongTai Real Estate Development Company, Ltd.	80,121	51,507
Thailand 2.9%		76,137,471
A.J. Plast PCL	93,200	22,718
AAPICO Hitech PCL	34,300	14,275
Advanced Info Service PCL	491,091	3,416,031
Airports of Thailand PCL	213,800	1,893,948
Amata Corp. PCL	360,800	179,113
Ananda Development PCL	918,100	98,251
AP Thailand PCL	1,254,478	261,039
Asia Green Energy PCL	65,472	4,204
Asia Plus Group Holdings Securities	1,481,500	177,040
Asian Insulators PCL	1,650,880	74,594
Bangkok Aviation Fuel Services PCL (L)	110,125	90,025
Bangkok Bank PCL	159,905	863,331
Bangkok Chain Hospital PCL	710,825	147,912
Bangkok Dusit Medical Services PCL	1,504,300	863,050

64SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Bangkok Expressway PCL	426,700	$507,372
Bangkok Insurance PCL	11,270	124,627
Bangkok Life Assurance PCL, NVDR	350,460	491,246
Bangkokland PCL	13,359,100	611,564
Banpu PCL (L)	853,900	672,662
BEC World PCL (L)	624,900	696,604
Berli Jucker PCL	579,100	611,119
Big C Supercenter PCL	35,900	214,504
Big C Supercenter PCL, NVDR (L)	142,400	848,417
Bumrungrad Hospital PCL	195,100	1,009,138
Cal-Comp Electronics Thailand PCL	3,291,391	365,928
Central Pattana PCL (L)	790,500	1,016,324
Central Plaza Hotel PCL (L)	557,100	608,604
CH Karnchang PCL	358,523	285,092
Charoen Pokphand Foods PCL (L)	1,104,533	804,431
Christiani & Nielsen Thai	17,200	2,321
CK Power PCL	2,733,600	245,406
CP ALL PCL	1,481,500	2,014,822
CS Loxinfo PCL	101,600	20,688
Delta Electronics Thailand PCL	365,400	928,707
Dhipaya Insurance PCL	105,600	118,502
Diamond Building Products PCL	411,800	61,207
DSG International Thailand PCL	317,800	66,130
Dynasty Ceramic PCL (L)	3,177,600	370,279
Eastern Water Resources Development & Management PCL	552,000	195,268
Electricity Generating PCL	137,100	615,401
Energy Absolute PCL	299,800	219,235
Esso Thailand PCL	1,886,800	358,963
G. Steel PCL (I)	2,532,540	33,878
G.J. Steel PCL (I)	6,082,050	72,319
GFPT PCL	668,000	262,117
Glow Energy PCL	301,200	801,350
GMM Grammy PCL (I)	60,740	25,278
Golden Land Property Development PCL (I)	299,600	59,671
Grand Canal Land PCL	788,200	76,383
Grande Asset Hotels & Property PCL	824,985	31,881
Hana Microelectronics PCL	209,400	255,214
Home Product Center PCL (L)	3,256,312	648,552
Indorama Ventures PCL	1,137,100	861,952
Intouch Holdings PCL	299,600	690,220
IRPC PCL	6,438,000	792,310
Italian-Thai Development PCL (I)	1,072,976	250,382
Jasmine International PCL (L)	2,990,700	497,857
Jay Mart PCL	227,975	61,670
Kang Yong Electric PCL	2,800	27,134
Kasikornbank PCL	388,200	2,244,781
Kasikornbank PCL, NVDR	428,600	2,477,342
KCE Electronics PCL	286,800	445,461
KGI Securities Thailand PCL	1,053,600	108,993
Khon Kaen Sugar Industry PCL	1,427,760	202,025
Kiatnakin Bank PCL	460,500	492,806
Krung Thai Bank PCL	2,827,150	1,521,148

SEE NOTES TO FUND'S INVESTMENTS65

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Krungthai Card PCL	126,000	$350,208
Land and Houses PCL, NVDR	1,896,600	526,659
Lanna Resources PCL	277,500	102,289
Loxley PCL	1,037,610	114,125
LPN Development PCL	562,300	275,801
Major Cineplex Group PCL	396,800	398,098
MBK PCL	700,300	337,243
MCOT PCL	269,500	98,539
Mega Lifesciences PCL	23,500	13,413
Minor International PCL	619,045	561,263
MK Restaurants Group PCL	25,200	41,134
Modernform Group PCL	114,800	33,273
Muang Thai Insurance PCL	2,600	11,864
Nation Multimedia Group PCL	1,450,600	76,325
Padaeng Industry PCL	127,600	64,483
Polyplex PCL	275,000	85,835
Pranda Jewelry PCL	214,300	36,311
Precious Shipping PCL	615,400	154,582
Premier Marketing PCL	90,500	28,248
President Rice Products PCL	30,000	43,252
Property Perfect PCL	3,679,900	109,391
Pruksa Real Estate PCL (L)	776,100	567,540
PTG Energy PCL	406,500	147,423
PTT Exploration & Production PCL	1,231,028	3,952,171
PTT Global Chemical PCL	745,192	1,450,954
PTT PCL	798,000	8,231,451
Quality House PCL (L)	4,885,071	380,466
Raimon Land PCL (I)	1,761,500	87,447
Ratchaburi Electricity Generating Holding PCL	373,000	634,787
Regional Container Lines PCL	558,000	169,191
Robinson Department Store PCL	232,200	310,612
Rojana Industrial Park PCL	291,160	65,779
RS PCL	457,400	172,681
Saha-Union PCL	252,100	282,901
Sahaviriya Steel Industries PCL (I)	15,675,180	93,194
Samart Corp. PCL (L)	506,600	387,781
Samart I-Mobile PCL	2,545,000	177,030
Samart Telcoms PCL	402,500	278,783
Sansiri PCL	5,900,909	329,777
SC Asset Corp. PCL	2,638,293	252,536
Siam Cement PCL, Foreign Shares	9,700	151,463
Siam Cement PCL, NVDR	110,800	1,736,242
Siam City Cement PCL	71,600	836,468
Siam Commercial Bank PCL (L)	557,631	2,627,364
Siam Future Development PCL	886,343	156,770
Siamgas & Petrochemicals PCL	473,000	158,885
Sino Thai Engineering & Construction PCL (L)	613,128	421,024
SNC Former PCL	130,300	60,812
Somboon Advance Technology PCL	311,207	176,696
SPCG PCL	456,300	369,625
Sri Ayudhya Capital PCL	18,000	19,664
Sri Trang Agro-Industry PCL	747,100	293,155

66SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Sriracha Construction PCL	188,700	$157,063
Srithai Superware PCL	1,290,900	96,702
STP & I PCL	845,570	432,337
Supalai PCL	1,211,300	658,941
Susco PCL	437,400	43,688
SVI PCL	1,000,128	148,652
Symphony Communication PCL	36,100	15,131
Syntec Construction PCL	640,100	58,606
Tata Steel Thailand PCL (I)	5,699,800	135,548
Thai Agro Energy PCL	55,500	5,807
Thai Airways International PCL	1,239,111	504,632
Thai Carbon Black PCL	174,100	126,797
Thai Central Chemical PCL	1,900	1,389
Thai Oil PCL	323,900	515,120
Thai Rung Union Car PCL	44,160	6,380
Thai Stanley Electric PCL	18,200	107,934
Thai Union Frozen Products PCL	1,393,600	845,108
Thai Vegetable Oil PCL	414,100	272,045
Thai-German Ceramic PCL	93,000	10,782
Thaicom PCL	488,000	533,115
Thanachart Capital PCL	775,900	789,970
The Bangchak Petroleum PCL	563,800	557,264
The Erawan Group PCL	301,500	39,435
Thoresen Thai Agencies PCL	1,311,337	491,167
Ticon Industrial Connection PCL (L)	378,044	179,807
Tipco Asphalt PCL	485,300	256,788
TIPCO Foods PCL (I)	125,700	40,356
Tisco Financial Group PCL	302,100	404,117
TMB Bank PCL	8,719,300	658,354
Total Access Communication PCL	377,800	988,300
Total Access Communication PCL, NVDR	106,200	277,364
TPI Polene PCL	7,857,700	611,985
True Corp. PCL (I)	3,524,415	1,204,839
TTCL PCL	121,200	121,596
TTW PCL	1,268,900	418,692
Unique Engineering & Construction PCL	503,580	230,533
Univentures PCL	337,700	77,799
Vanachai Group PCL	730,180	184,499
Vibhavadi Medical Center PCl	3,395,600	150,400
Vinythai PCL	100,000	30,618
Workpoint Entertainment PCL	166,040	173,987
Turkey 1.7%		45,753,424
Adana Cimento Sanayii TAS, Class A	65,311	164,363
Adel Kalemcilik Ticaret ve Sanayi AS	2,474	59,432
Adese Alisveris Merkezleri Ticaret AS (I)	9,736	29,363
Afyon Cimento Sanayi TAS (I)	1,561	82,604
Akbank TAS	846,423	2,519,828
Akcansa Cimento AS	54,503	327,442
Akenerji Elektrik Uretim AS (I)(L)	174,702	72,804
Akfen Holding AS	63,702	160,889
Aksa Akrilik Kimya Sanayi AS	134,810	551,971
Aksigorta AS	39,780	32,822

SEE NOTES TO FUND'S INVESTMENTS67

Emerging Markets Fund

	Shares	Value
Turkey (continued)
Alarko Holding AS (L)	97,048	$140,031
Albaraka Turk Katilim Bankasi AS	154,957	96,578
Alkim Alkali Kimya AS	2,994	13,711
Anadolu Anonim Tuerk Sigorta Sirketi	397,272	208,866
Anadolu Cam Sanayii AS (L)	195,858	148,538
Anadolu Efes Biracilik Ve Malt Sanayii AS	88,999	824,028
Anadolu Hayat Emeklilik AS	70,899	150,727
Arcelik AS	209,265	1,134,724
Arvind Infrastructure, Ltd. (I)	16,977	0
Aselsan Elektronik Sanayi Ve Ticaret AS (L)	75,915	397,489
Asya Katilim Bankasi AS (I)	351,710	100,396
Aygaz AS	107,368	405,086
Bagfas Bandirma Gubre Fabrik AS	29,040	154,814
Baticim Bati Anadolu Cimento Sanayii AS	24,319	65,755
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)(L)	120,102	86,327
BIM Birlesik Magazalar AS	115,242	2,114,248
Bizim Toptan Satis Magazalari AS	22,731	125,351
Bolu Cimento Sanayii AS (L)	118,381	248,951
Borusan Mannesmann Boru Sanayi ve Ticaret AS (L)	79,620	200,464
Boyner Perakende Ve Tekstil Yatirimlari AS (I)	22,259	411,031
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (L)	51,264	155,792
Bursa Cimento Fabrikasi AS	9,487	16,605
Celebi Hava Servisi AS	8,476	106,218
Cimsa Cimento Sanayi VE Ticaret AS	60,124	358,760
Coca-Cola Icecek AS (L)	26,855	454,650
Deva Holding AS (I)	39,390	56,869
Dogan Sirketler Grubu Holdings AS (I)(L)	1,172,973	264,187
Dogus Otomotiv Servis ve Ticaret AS	92,332	585,690
Eczacibasi Yatirim Holding Ortakligi AS	7,623	30,625
EGE Endustri VE Ticaret AS	1,422	119,280
EGE Seramik Sanayi ve Ticaret AS	81,527	120,973
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (L)	273,434	311,159
Enka Insaat ve Sanayi AS	116,849	227,158
Eregli Demir ve Celik Fabrikalari TAS	992,038	1,593,804
Fenerbahce Futbol ASA (I)	8,902	114,028
Ford Otomotiv Sanayi AS	55,146	738,208
Gentas Genel Metal Sanayi ve Ticaret AS	42,086	19,910
Global Yatirim Holding AS	255,987	162,448
Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	4,326
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,887	118,029
Goodyear Lastikleri Turk AS (L)	4,166	102,973
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)	45,028	46,470
GSD Holding AS (I)(L)	245,645	144,685
Gubre Fabrikalari TAS	109,992	293,394
Hurriyet Gazetecilik AS (I)(L)	206,839	55,100
Ihlas Holding AS (I)(L)	918,430	93,217
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	116,610
Is Finansal Kiralama AS	1,536	577
Is Yatirim Menkul Degerler AS	59,999	26,573
Izmir Demir Celik Sanayi AS (I)(L)	121,532	105,373
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	195,088	175,751
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (I)	155,842	149,112

68SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Turkey (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (I)	902,612	$548,833
Karsan Otomotiv Sanayii ve Ticaret AS (I)(L)	143,938	88,037
Kartonsan Karton Sanayi ve Ticaret AS	810	69,631
KOC Holdings AS	170,672	762,536
Konya Cimento Sanayi AS	875	103,462
Koza Altin Isletmeleri AS	40,022	402,501
Koza Anadolu Metal Madencilik Isletmeleri AS (I)(L)	296,290	256,471
Mardin Cimento Sanayii ve Ticaret AS	43,329	69,470
Menderes Tekstil Sanayi ve Ticaret AS (I)	220,796	46,423
Metro Ticari ve Mali Yatirimlar Holding AS (I)	216,810	72,472
Migros Ticaret AS (I)	24,300	200,909
NET Holding AS	148,324	179,480
Netas Telekomunikasyon AS	27,204	93,268
Nuh Cimento Sanayi AS	25,295	95,877
Otokar Otomotiv Ve Savunma Sanayi AS (L)	10,399	345,004
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS (L)	82,216	104,975
Petkim Petrokimya Holding AS	198,918	277,036
Pinar Entegre Et ve Un Sanayi AS	14,251	54,087
Pinar SUT Mamulleri Sanayii AS	21,798	200,642
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	154,657	191,561
Sasa Polyester Sanayi AS (I)	140,873	129,053
Sekerbank TAS (I)	698,977	481,016
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	237,204
Soda Sanayii AS	104,311	233,764
Tat Gida Sanayi AS (I)	55,738	127,238
TAV Havalimanlari Holding AS	137,855	1,144,690
Tekfen Holding AS (L)	207,445	365,261
Teknosa Ic ve Dis Ticaret AS	9,804	28,119
Tekstil Bankasi AS (I)(L)	140,973	110,696
Tofas Turk Otomobil Fabrikasi AS	101,323	686,471
Trakya Cam Sanayi AS (L)	443,777	516,695
Tupras Turkiye Petrol Rafinerileri AS	34,523	863,405
Turcas Petrol AS	94,177	74,208
Turk Hava Yollari	867,395	2,939,323
Turk Telekomunikasyon AS	261,773	682,968
Turk Traktor ve Ziraat Makineleri AS	11,119	310,869
Turkcell Iletisim Hizmetleri AS	315,079	1,373,298
Turkcell Iletisim Hizmetleri AS, ADR	54,101	596,193
Turker Proje Gayrimenkul ve Yatirim Gelistirme A.S, (I)	1	15
Turkiye Garanti Bankasi AS	1,448,322	4,581,795
Turkiye Halk Bankasi AS	420,170	2,106,044
Turkiye Is Bankasi, Class C	912,868	1,938,485
Turkiye Sinai Kalkinma Bankasi AS	1,014,239	787,695
Turkiye Sise ve Cam Fabrikalari AS	643,093	859,912
Turkiye Vakiflar Bankasi Tao, Class D	528,389	911,706
Ulker Biskuvi Sanayi AS (L)	128,521	899,754
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,755	15,371
Vestel Elektronik Sanayi ve Tracaret AS (I)(L)	80,518	142,348
Yapi ve Kredi Bankasi AS	289,429	447,518
Zorlu Enerji Elektrik Uretim AS (I)(L)	139,311	102,448
Ukraine 0.0%		416,503
Kernel Holding SA	40,520	416,503

SEE NOTES TO FUND'S INVESTMENTS69

Emerging Markets Fund

	Shares	Value
United States 0.0%		$292,914
Bizlink Holding, Inc.	61,825	292,914
Preferred securities 1.6%		$42,764,400
(Cost $68,391,284)
Brazil 1.6%		41,097,387
AES Tiete SA	112,106	598,124
Alpargatas SA	109,254	339,458
Banco ABC Brasil SA	107,400	393,696
Banco Bradesco SA	992,888	8,790,563
Banco Daycoval SA	90,600	217,522
Banco do Estado do Rio Grande do Sul SA, B Shares	263,200	824,384
Banco Industrial e Comercial SA	117,473	277,617
Banco Pan SA	348,391	174,944
Banco Pine SA	61,628	96,708
Banco Sofisa SA	55,800	40,279
Braskem SA, A Shares	26,000	105,834
Centrais Eletricas Brasileiras SA, B Shares	123,448	361,088
Centrais Eletricas de Santa Catarina SA	7,100	35,006
Cia Brasileira de Distribuicao Grupo Pao de Acucar	24,800	666,642
Cia de Gas de Sao Paulo COMGAS, A Shares	19,000	277,281
Cia Energetica de Minas Gerais	196,118	872,785
Cia Energetica de Sao Paulo, B Shares	167,895	1,042,790
Cia Energetica do Ceara, A Shares	9,858	128,396
Cia Ferro Ligas da Bahia - Ferbasa	74,676	188,665
Cia Paranaense de Energia, B Shares	22,900	235,519
Cia Saneamento do Parana	4,111	5,999
Companhia de Transmissao de Energia Eletrica Paulista	42,818	537,526
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	136,248	699,563
Eucatex SA Industria e Comercio	24,300	25,930
Gerdau SA	173,588	472,337
Gol Linhas Aereas Inteligentes SA (I)	119,800	292,892
Itau Unibanco Holding SA	1,278,959	13,779,827
Lojas Americanas SA	449,971	2,284,948
Marcopolo SA	354,000	313,304
Oi SA	249,072	552,660
Parana Banco SA	21,100	70,989
Petroleo Brasileiro SA	112,856	436,718
Randon Participacoes SA	238,025	261,459
Saraiva SA Livreiros Editores	16,800	26,310
Suzano Papel e Celulose SA, A Shares	305,153	1,597,449
Telefonica Brasil SA	74,235	1,044,924
Unipar Carbocloro SA	85,401	130,260
Usinas Siderurgicas de Minas Gerais SA, A Shares	495,300	792,778
Vale SA	400,039	2,104,213
Chile 0.0%		556,095
Coca-Cola Embonor SA, B Shares	720	1,224
Embotelladora Andina SA, B Shares	115,691	367,554
Sociedad Quimica y Minera de Chile SA, B Shares	9,605	187,317
Colombia 0.0%		1,110,918
Banco Davivienda SA	16,449	163,255
Bancolombia SA	19,666	201,244
Grupo Aval Acciones y Valores	1,055,702	533,899

70SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

				Shares		Value
Colombia (continued)
Grupo de Inversiones Suramericana SA				16,221		$212,520
	Rate (%	)	Maturity date	Par value		Value
Corporate bonds 0.0%						$149,337
(Cost $152,956)
India 0.0%						149,337
NTPC, Ltd.	8.490		03-25-25	INR	10,988,038	149,337
				Shares		Value
Rights 0.0%						$79,087
(Cost $90,956)
Brazil 0.0%						84
Cetip SA - Mercados Organizados (I)(N)				93		54
Cia de Gas de C.V. (I)(N)				333		30
Forja Taurus (I)(N)				3,348		0
Hong Kong 0.0%						28,367
Hua Han Bio-Pharmaceutical Holdings, Ltd. (I)(N)				563,970		28,367
Malaysia 0.0%						9,537
AirAsia X (I)(N)				874,050		9,537
Poland 0.0%						396
PZ Cormay SA (I)(N)				23,416		396
Thailand 0.0%						40,703
Precious Shipping PCl (I)(N)				307,700		40,703
Jay Mart PCL (I)(N)				45,595		0
Property Perfect PCL (I)(N)				1,226,633		0
Warrants 0.0%						$51,458
(Cost $0)
Hong Kong 0.0%						10,129
Ju Teng International Holdings, Ltd. (I)(N)				122,715		10,129
Malaysia 0.0%						23,557
CB Industrial Product Holding BHD (Expiration Date: 11-6-19; Strike Price: MYR 0.48) (I)				62,923		7,638
Eastern & Oriental Bhd (I)(N)				162,108		15,919
Thailand 0.0%						17,772
Italian-Thai Development PCL (I)(N)				214,595		11,865
Thoresen Thai Agencies PCL (I)(N)				108,003		5,907
Vibhavadi Medical Center PCL (I)(N)				28,296		0
			Yield (%)	Shares		Value
Securities lending collateral 4.0%						$106,177,817
(Cost $106,177,295)
United States 4.0%						106,177,817
John Hancock Collateral Trust (W)(Y)			0.1434	10,612,263		106,177,817
Short-term investments 0.6%						$15,547,446
(Cost $15,547,446)
Money market funds 0.6%						15,547,446
BlackRock Cash Funds - Prime (Y)			0.1357	15,547,446		15,547,446
Total investments (Cost $2,537,772,403)† 103.5%						$2,730,660,741
Other assets and liabilities, net (3.5%)						($92,951,686)
Total net assets 100.0%						$2,637,709,055

SEE NOTES TO FUND'S INVESTMENTS71

Emerging Markets Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
INR	Indian Rupee
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $106,205,178.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $2,559,916,004. Net unrealized appreciation aggregated $170,744,737, of which $619,991,901 related to appreciated investment securities and $449,247,164 related to depreciated investment securities.

72SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$489,640	—	$489,640	—
Brazil	172,662,574	$172,662,574	—	—
Chile	42,411,247	12,340,882	30,070,365	—
China	287,598,129	21,421,730	260,615,539	$5,560,860
Colombia	10,950,994	10,923,209	27,785	—
Cyprus	1,420,130	—	1,420,130	—
Czech Republic	6,341,546	—	6,341,546	—
Egypt	2,525,101	2,136,205	388,896	—
Greece	9,514,879	104,062	9,410,817	—
Guernsey, Channel Islands	196,075	—	196,075	—
Hong Kong	131,641,921	28,259,389	102,838,546	543,986
Hungary	5,428,809	—	5,428,809	—
India	279,475,766	15,449,665	263,981,415	44,686
Indonesia	80,853,653	3,363,032	77,468,938	21,683
Luxembourg	42,903	42,903	—	—
Malaysia	110,680,034	—	110,639,636	40,398
Malta	3,044,111	—	3,044,111	—
Mexico	132,632,743	132,536,797	5,832	90,114
Netherlands	1,420,898	1,420,898	—	—
Peru	3,642,732	3,642,732	—	—
Philippines	44,787,978	—	44,787,978	—
Poland	48,835,404	—	48,835,404	—
Russia	29,220,408	6,616,399	22,604,009	—

73

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
South Africa	226,721,574	14,707,229	211,991,917	22,428
South Korea	396,493,082	23,273,186	373,195,990	23,906
Spain	894,524	397,245	497,279	—
Taiwan	413,364,029	28,704,392	384,610,767	48,870
Thailand	76,137,471	65,429,961	10,632,916	74,594
Turkey	45,753,424	596,193	45,152,905	4,326
Ukraine	416,503	—	416,503	—
United States	292,914	—	292,914	—
Preferred securities
Brazil	41,097,387	41,097,387	—	—
Chile	556,095	—	556,095	—
Colombia	1,110,918	1,110,918	—	—
Corporate bonds
India	149,337	—	—	149,337
Rights
Brazil	84	54	30	—
Hong Kong	28,367	—	28,367	—
Malaysia	9,537	—	9,537	—
Poland	396	—	396	—
Thailand	40,703	—	40,703	—
Warrants
Hong Kong	10,129	—	10,129	—
Malaysia	23,557	—	23,557	—
Thailand	17,772	—	17,772	—
Securities lending collateral	106,177,817	106,177,817	—	—
Short-term investments	15,547,446	15,547,446	—	—
Total investments in securities	$2,730,660,741	$707,962,305	$2,016,073,248	$6,625,188

Securities with market value of approximately $28,915,684 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

Securities with market value of approximately $77,573,159 at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

74

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	368Q3	05/15
This report is for the information of the shareholders of John Hancock Emerging Markets Fund.		7/15

John Hancock

U.S. Equity Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	U.S. Equity Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 96.7%		$1,164,090,391
(Cost $837,733,856)
Consumer discretionary 8.5%		102,106,634
Auto components 0.0%
Gentex Corp.	33,200	570,374
Distributors 0.1%
Genuine Parts Company	19,400	1,755,118
Hotels, restaurants and leisure 0.7%
Chipotle Mexican Grill, Inc. (I)	1,000	615,520
McDonald's Corp.	71,830	6,890,652
Texas Roadhouse, Inc.	10,800	378,216
Household durables 0.1%
Garmin, Ltd.	6,900	313,812
Tupperware Brands Corp.	7,500	493,050
Internet and catalog retail 4.7%
Amazon.com, Inc. (I)	127,525	54,737,556
The Priceline Group, Inc. (I)	800	937,632
TripAdvisor, Inc. (I)	5,000	381,300
Leisure products 0.2%
Hasbro, Inc.	12,200	879,986
Mattel, Inc.	43,300	1,117,573
Polaris Industries, Inc.	6,500	929,825
Media 0.0%
Scripps Networks Interactive, Inc., Class A	8,400	562,884
Specialty retail 1.0%
Bed Bath & Beyond, Inc. (I)	45,100	3,216,532
Ross Stores, Inc.	33,700	3,257,779
The TJX Companies, Inc.	69,900	4,500,162
Tiffany & Company	5,900	553,007
Textiles, apparel and luxury goods 1.7%
Coach, Inc.	50,100	1,772,037
Fossil Group, Inc. (I)	3,000	213,030
NIKE, Inc., Class B	116,755	11,870,481
Ralph Lauren Corp.	10,600	1,382,240
Under Armour, Inc., Class A (I)	4,400	345,004
VF Corp.	62,940	4,432,864
Consumer staples 16.5%		198,925,314
Beverages 3.9%
Brown-Forman Corp., Class B	20,100	1,894,827
Monster Beverage Corp. (I)	20,920	2,662,698
PepsiCo, Inc.	76,870	7,412,574
The Coca-Cola Company	847,600	34,717,696
Food and staples retailing 3.5%
Costco Wholesale Corp.	75,700	10,794,063
CVS Health Corp.	127,500	13,053,450
Sysco Corp.	50,100	1,861,716
Wal-Mart Stores, Inc.	218,733	16,245,300
Food products 0.5%
General Mills, Inc.	2,300	129,145
Hormel Foods Corp.	26,600	1,522,052

2SEE NOTES TO FUND'S INVESTMENTS

U.S. Equity Fund

	Shares	Value
Consumer staples (continued)
Food products (continued)
McCormick & Company, Inc.	22,500	$1,766,250
The Hershey Company	22,300	2,070,778
Household products 5.2%
Church & Dwight Company, Inc.	27,200	2,283,984
Colgate-Palmolive Company	195,900	13,084,161
Kimberly-Clark Corp.	23,100	2,514,666
The Procter & Gamble Company	574,000	44,995,860
Personal products 0.3%
Herbalife, Ltd. (I)(L)	15,400	801,262
The Estee Lauder Companies, Inc., Class A	36,360	3,178,955
Tobacco 3.1%
Philip Morris International, Inc.	413,157	34,320,952
Reynolds American, Inc.	47,100	3,614,925
Energy 11.1%		133,399,977
Oil, gas and consumable fuels 11.1%
Apache Corp.	84,618	5,063,541
Chevron Corp.	507,314	52,253,342
ConocoPhillips	266,900	16,996,192
Denbury Resources, Inc.	18,800	138,556
Devon Energy Corp.	60,500	3,945,810
Exxon Mobil Corp.	433,400	36,925,680
Hess Corp.	13,700	925,024
Marathon Oil Corp.	180,400	4,905,076
Murphy Oil Corp.	22,000	956,120
Occidental Petroleum Corp.	144,400	11,290,636
Financials 2.7%		32,592,895
Banks 1.5%
JPMorgan Chase & Co.	271,642	17,868,611
Consumer finance 1.2%
American Express Company	184,700	14,724,284
Health care 18.3%		220,455,305
Biotechnology 1.7%
Amgen, Inc.	60,400	9,438,104
Biogen, Inc. (I)	20,890	8,293,121
Puma Biotechnology, Inc. (I)	11,600	2,267,220
Health care equipment and supplies 5.5%
Abbott Laboratories	339,000	16,475,400
Baxter International, Inc.	2,000	133,220
Becton, Dickinson and Company	36,900	5,184,819
C.R. Bard, Inc.	14,180	2,415,138
Edwards Lifesciences Corp. (I)	16,920	2,211,782
IDEXX Laboratories, Inc. (I)	800	108,480
Intuitive Surgical, Inc. (I)	6,370	3,106,968
Medtronic PLC	254,818	19,447,710
ResMed, Inc.	18,600	1,094,052
Sirona Dental Systems, Inc. (I)	6,700	661,424
St. Jude Medical, Inc.	38,200	2,817,250
Stryker Corp.	78,300	7,526,979

SEE NOTES TO FUND'S INVESTMENTS3

U.S. Equity Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Varian Medical Systems, Inc. (I)	19,600	$1,697,360
Zimmer Holdings, Inc.	30,300	3,456,927
Health care providers and services 5.8%
AmerisourceBergen Corp.	6,300	709,128
Anthem, Inc.	3,800	637,830
Express Scripts Holding Company (I)	454,694	39,622,035
Henry Schein, Inc. (I)	16,300	2,309,221
Humana, Inc.	28,100	6,031,665
Laboratory Corp. of America Holdings (I)	1,100	129,745
MEDNAX, Inc. (I)	5,500	391,490
Patterson Companies, Inc.	7,300	349,232
UnitedHealth Group, Inc.	165,146	19,852,201
Health care technology 0.2%
Cerner Corp. (I)	41,640	2,801,956
Life sciences tools and services 0.3%
Agilent Technologies, Inc.	8,200	337,758
Bio-Techne Corp.	3,100	313,875
Mettler-Toledo International, Inc. (I)	2,800	909,104
Waters Corp. (I)	15,600	2,084,472
Pharmaceuticals 4.8%
Eli Lilly & Company	33,200	2,619,480
Johnson & Johnson	513,100	51,381,834
Pfizer, Inc.	104,700	3,638,325
Industrials 8.1%		97,902,980
Aerospace and defense 1.8%
General Dynamics Corp.	2,500	350,400
Honeywell International, Inc.	106,800	11,128,560
Precision Castparts Corp.	27,900	5,904,477
Rockwell Collins, Inc.	5,000	475,950
United Technologies Corp.	29,100	3,409,647
Air freight and logistics 0.2%
C.H. Robinson Worldwide, Inc.	25,900	1,598,807
Expeditors International of Washington, Inc.	24,300	1,113,912
Commercial services and supplies 0.1%
Rollins, Inc.	18,975	470,960
Stericycle, Inc. (I)	6,600	906,180
Electrical equipment 0.9%
AMETEK, Inc.	25,400	1,365,504
Emerson Electric Company	91,598	5,524,275
Hubbell, Inc., Class B	5,300	572,559
Rockwell Automation, Inc.	25,200	3,096,828
Industrial conglomerates 3.0%
3M Company	137,700	21,905,316
Danaher Corp.	153,500	13,250,120
Roper Industries, Inc.	7,800	1,364,688
Machinery 1.7%
CLARCOR, Inc.	4,300	264,923
Donaldson Company, Inc.	2,400	85,584
Dover Corp.	19,200	1,447,680

4SEE NOTES TO FUND'S INVESTMENTS

U.S. Equity Fund

	Shares	Value
Industrials (continued)
Machinery (continued)
Flowserve Corp.	6,300	$346,500
Illinois Tool Works, Inc.	87,500	8,210,125
Lincoln Electric Holdings, Inc.	3,200	215,072
Pall Corp.	11,700	1,455,948
Snap-on, Inc.	2,300	357,420
WABCO Holdings, Inc. (I)	53,700	6,788,754
Wabtec Corp.	10,500	1,053,150
Professional services 0.1%
Equifax, Inc.	8,600	862,838
Road and rail 0.0%
J.B. Hunt Transport Services, Inc.	3,700	310,874
Landstar System, Inc.	4,000	261,600
Trading companies and distributors 0.3%
Fastenal Company	29,600	1,228,696
MSC Industrial Direct Company, Inc., Class A	2,900	201,173
W.W. Grainger, Inc.	9,880	2,374,460
Information technology 30.3%		364,301,428
Communications equipment 5.2%
Cisco Systems, Inc.	1,073,306	31,458,599
F5 Networks, Inc. (I)	10,800	1,357,452
QUALCOMM, Inc.	347,498	24,213,661
Ubiquiti Networks, Inc. (L)	186,371	5,926,598
Electronic equipment, instruments and components 0.2%
Amphenol Corp., Class A	34,800	1,985,340
Internet software and services 7.3%
Akamai Technologies, Inc. (I)	17,500	1,334,725
eBay, Inc. (I)	148,001	9,081,341
Google, Inc., Class A (I)	74,589	40,674,873
Google, Inc., Class C (I)	8,233	4,380,862
Yahoo!, Inc. (I)	760,137	32,636,482
IT services 3.9%
Accenture PLC, Class A	119,600	11,486,384
Automatic Data Processing, Inc.	10,000	855,100
Cognizant Technology Solutions Corp., Class A (I)	104,400	6,756,768
Gartner, Inc. (I)	2,900	253,692
IBM Corp.	52,697	8,940,046
Jack Henry & Associates, Inc.	9,900	644,292
MasterCard, Inc., Class A	87,000	8,026,620
Paychex, Inc.	56,400	2,786,724
Teradata Corp. (I)	146,500	5,704,710
Total System Services, Inc.	19,100	786,920
Semiconductors and semiconductor equipment 0.7%
Analog Devices, Inc.	53,400	3,629,064
Avago Technologies, Ltd.	3,400	503,438
Linear Technology Corp.	27,200	1,301,520
Skyworks Solutions, Inc.	10,500	1,148,280
Xilinx, Inc.	42,500	2,015,350
Software 8.1%
ANSYS, Inc. (I)	17,000	1,513,000

SEE NOTES TO FUND'S INVESTMENTS5

U.S. Equity Fund

			Shares	Value
Information technology (continued)
Software (continued)
	CA, Inc.		39,200	$1,193,640
	Citrix Systems, Inc. (I)		30,300	1,969,803
	FactSet Research Systems, Inc.		3,600	594,612
	Intuit, Inc.		47,900	4,988,785
	Microsoft Corp.		975,885	45,729,971
	Oracle Corp.		924,055	40,187,152
	Red Hat, Inc. (I)		15,800	1,220,866
Technology hardware, storage and peripherals 4.9%
	Apple, Inc.		377,800	49,219,784
	EMC Corp.		353,100	9,300,654
	NetApp, Inc.		14,800	494,320
Materials 1.2%				14,405,858
Chemicals 1.2%
	International Flavors & Fragrances, Inc.		3,100	369,024
	Monsanto Company		91,500	10,703,670
	Sigma-Aldrich Corp.		17,600	2,451,680
	The Sherwin-Williams Company		1,200	345,816
Containers and packaging 0.0%
	AptarGroup, Inc.		8,400	535,668
Rights 0.0%				$451
(Cost $1,820)
Health care 0.0%				451
	Community Health Systems, Inc. (Expiration Date: 1-27-16) (I)(N)		28,000	451
Warrants 0.0%				$24
(Cost $280)
Financials 0.0%				24
	Tejon Ranch Company (Expiration Date: 8-31-16; Strike Price: $40.00) (I)		44	24
	Yield (%)		Shares	Value
Securities lending collateral 0.5%				$6,118,941
(Cost $6,118,920)
John Hancock Collateral Trust (W)	0.1434(Y	)	611,576	6,118,941
Short-term investments 3.4%
(Cost $40,235,539)
Money market funds 3.4%				40,235,539
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	40,235,539	40,235,539
Total investments (Cost $884,090,415)† 100.6%				$1,210,445,346
Other assets and liabilities, net (0.6%)				($6,623,239)
Total net assets 100.0%				$1,203,822,107

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $6,002,853.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $906,445,732. Net unrealized appreciation aggregated $303,999,614, of which $318,764,354 related to appreciated investment securities and $14,764,740 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	390Q3	05/15
This report is for the information of the shareholders of John Hancock U.S. Equity Fund.		7/15

John Hancock

Emerging Markets Debt Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Emerging Markets Debt Fund

As of 5-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 65.4%					$392,321,589
(Cost $406,805,217)
Argentina 0.9%					5,315,438
YPF SA (S)	8.500		07-28-25	5,200,000	5,315,438
Brazil 11.2%					67,146,790
Banco BTG Pactual SA	5.750		09-28-22	4,200,000	3,916,500
Banco BTG Pactual SA (8.750% to 9-18-19, then 5 Year CMT + 6.978%) (L)(Q)(S)	8.750		09-18-19	3,300,000	3,366,000
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (Q)	6.250		04-15-24	3,340,000	2,438,200
Braskem Finance, Ltd. (Q)(S)	7.375		10-04-15	4,800,000	4,584,000
Centrais Eletricas Brasileiras SA (S)	5.750		10-27-21	5,000,000	4,768,500
Cia Brasileira de Aluminio (S)	4.750		06-17-24	4,650,000	4,539,563
GTL Trade Finance, Inc. (S)	7.250		04-16-44	4,650,000	4,450,050
Odebrecht Finance, Ltd. (Q)(S)	7.500		09-14-15	4,765,000	4,407,625
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625		10-01-22	2,348,775	2,097,456
Petrobras Global Finance BV	6.750		01-27-41	21,202,000	19,835,319
Rio Oil Finance Trust Series 2014-1 (S)	6.250		07-06-24	3,100,000	3,090,970
Vale Overseas, Ltd.	6.875		11-21-36	3,660,000	3,599,207
Votorantim Cimentos SA	7.250		04-05-41	5,900,000	6,053,400
Cayman Islands 0.8%					4,745,000
Agromercantil Senior Trust (S)	6.250		04-10-19	2,500,000	2,600,000
Comcel Trust (S)	6.875		02-06-24	2,000,000	2,145,000
Chile 2.0%					12,110,783
Corp. Nacional del Cobre de Chile	5.625		09-21-35	2,500,000	2,825,383
Empresa de Transporte de Pasajeros Metro SA (S)	4.750		02-04-24	2,300,000	2,481,509
Empresa Electrica Angamos SA (S)	4.875		05-25-29	6,000,000	6,052,500
Empresa Nacional del Petroleo	5.250		08-10-20	700,000	751,391
China 1.2%					7,147,217
Bank of China, Ltd. (S)	5.000		11-13-24	3,000,000	3,106,572
Geely Automobile Holdings, Ltd. (S)	5.250		10-06-19	3,300,000	3,415,500
Sinopec Group Overseas Development 2012, Ltd.	3.900		05-17-22	600,000	625,145
Colombia 2.7%					16,003,390
Ecopetrol SA	5.875		09-18-23	1,350,000	1,450,575
Ecopetrol SA	5.875		05-28-45	6,950,000	6,425,275
Grupo Aval, Ltd.	4.750		09-26-22	3,200,000	3,179,040
Pacific Rubiales Energy Corp. (S)	5.125		03-28-23	4,800,000	3,864,000
Pacific Rubiales Energy Corp. (S)	5.375		01-26-19	1,200,000	1,084,500
Costa Rica 1.4%					8,126,000
Banco Nacional de Costa Rica	6.250		11-01-23	2,500,000	2,532,500
Instituto Costarricense de Electricidad	6.375		05-15-43	6,600,000	5,593,500
Guatemala 0.4%					2,167,500
Cementos Progreso Trust (S)	7.125		11-06-23	2,000,000	2,167,500
Hong Kong 0.2%					1,087,475
CNOOC Finance 2012, Ltd. (S)	3.875		05-02-22	1,050,000	1,087,475
India 0.9%					5,645,088
Vedanta Resources PLC (S)	7.125		05-31-23	4,100,000	3,781,840
Vedanta Resources PLC	7.125		05-31-23	2,020,000	1,863,248

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Indonesia 6.9%						$41,665,694
Majapahit Holding BV	7.750		01-20-20		870,000	1,014,681
Pelabuhan Indonesia III PT (S)	4.875		10-01-24		7,100,000	7,224,250
Pertamina Persero PT (S)	6.000		05-03-42		17,800,000	17,203,700
Pertamina Persero PT (S)	6.450		05-30-44		9,700,000	10,015,250
Perusahaan Listrik Negara PT (S)	5.250		10-24-42		6,850,000	6,207,813
Ireland 2.4%						14,711,234
Metalloinvest Finance, Ltd.	5.625		04-17-20		4,000,000	3,644,000
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20		4,300,000	4,293,550
Mobile Telesystems OJSC (S)	8.625		06-22-20		1,650,000	1,817,059
Rosneft Oil Company (S)	4.199		03-06-22		2,900,000	2,494,000
Vnesheconombank	6.902		07-09-20		2,475,000	2,462,625
Isle of Man 0.4%						2,183,920
AngloGold Ashanti Holdings PLC	8.500		07-30-20		2,000,000	2,183,920
Israel 1.8%						10,935,000
Israel Electric Corp., Ltd. (S)	5.000		11-12-24		6,000,000	6,255,000
Israel Electric Corp., Ltd. (S)	6.875		06-21-23		4,000,000	4,680,000
Kazakhstan 1.2%						7,498,150
KazAgro National Management Holding JSC (S)	4.625		05-24-23		2,550,000	2,288,625
Kazakhstan Temir Zholy Finance BV (S)	6.375		10-06-20		600,000	630,000
KazMunayGas National Company JSC (S)	6.000		11-07-44		3,100,000	2,647,400
Zhaikmunai LLP (S)	7.125		11-13-19		2,050,000	1,932,125
Luxembourg 1.3%						7,670,625
Altice Finco SA (L)(S)	8.125		01-15-24		2,600,000	2,730,000
Millicom International Cellular SA (S)	6.625		10-15-21		4,650,000	4,940,625
Mauritius 1.0%						6,054,125
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24		5,950,000	6,054,125
Mexico 14.4%						86,379,942
Alpek SAB de CV	4.500		11-20-22		4,850,000	4,971,250
America Movil SAB de CV	7.125		12-09-24	MXN	105,000,000	6,734,799
Banco Santander Mexico SA	4.125		11-09-22		2,400,000	2,439,000
Cemex SAB de CV (S)	6.125		05-05-25		5,900,000	5,953,100
Credito Real SAB de CV (S)	7.500		03-13-19		6,720,000	7,136,640
Gruma SAB de CV (S)	4.875		12-01-24		6,000,000	6,330,000
Grupo Televisa SAB	8.500		03-11-32		1,200,000	1,639,776
Mexichem SAB de CV (S)	4.875		09-19-22		1,800,000	1,892,700
Mexichem SAB de CV (S)	5.875		09-17-44		3,300,000	3,202,650
Mexichem SAB de CV	6.750		09-19-42		300,000	324,000
Mexichem SAB de CV (S)	6.750		09-19-42		1,600,000	1,728,000
Office Depot de Mexico SA de CV	6.875		09-20-20		150,000	162,000
Office Depot de Mexico SA de CV (S)	6.875		09-20-20		4,000,000	4,320,000
Petroleos Mexicanos	5.500		01-21-21		1,710,000	1,870,928
Petroleos Mexicanos	6.625		06-15-35		10,880,000	12,218,240
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		8,950,000	9,531,750
Tenedora Nemak SA de CV (S)	5.500		02-28-23		6,220,000	6,560,234
Trust F/1401 (S)	5.250		12-15-24		1,850,000	1,956,375
Trust F/1401 (S)	6.950		01-30-44		6,600,000	7,408,500
Netherlands 0.8%						4,714,875
Nostrum Oil & Gas Finance BV (S)	6.375		02-14-19		2,600,000	2,457,000

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^	Value
Netherlands (continued)
VimpelCom Holdings BV (S)	7.504		03-01-22	2,230,000	$2,257,875
Paraguay 0.2%					1,059,500
Telefonica Celular del Paraguay SA	6.750		12-13-22	1,000,000	1,059,500
Peru 2.9%					17,576,547
Abengoa Transmision Sur SA (S)	6.875		04-30-43	5,250,000	5,893,125
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (S)	5.250		09-22-29	2,300,000	2,356,350
Cia Minera Ares SAC (L)(S)	7.750		01-23-21	2,100,000	2,138,976
SAN Miguel Industrias Pet SA (S)	7.750		11-06-20	4,000,000	4,250,000
Volcan Cia Minera SAA (L)(S)	5.375		02-02-22	2,960,000	2,938,096
Russia 2.7%					16,197,088
EuroChem Mineral & Chemical Company OJSC	5.125		12-12-17	2,850,000	2,807,250
Gazprom Neft OAO (S)	4.375		09-19-22	2,700,000	2,348,460
Lukoil International Finance BV	4.563		04-24-23	370,000	335,313
Lukoil International Finance BV	4.563		04-24-23	2,250,000	2,039,063
Russian Agricultural Bank OJSC (S)	5.100		07-25-18	2,200,000	2,130,260
Russian Agricultural Bank OJSC	7.750		05-29-18	600,000	626,688
Sberbank of Russia	6.125		02-07-22	2,500,000	2,493,750
Sberbank of Russia (S)	6.125		02-07-22	200,000	199,500
Severstal OAO	5.900		10-17-22	3,350,000	3,216,804
Spain 0.7%					4,097,750
BBVA Bancomer SA	6.500		03-10-21	3,700,000	4,097,750
Thailand 0.7%					4,515,653
PTT Global Chemical PCL (S)	4.250		09-19-22	1,400,000	1,462,619
PTTEP Canada International Finance, Ltd. (S)	6.350		06-12-42	2,600,000	3,053,034
Turkey 3.4%					20,302,305
Export Credit Bank of Turkey (S)	5.000		09-23-21	8,600,000	8,718,181
KOC Holding AS	3.500		04-24-20	1,600,000	1,560,288
KOC Holding AS (S)	3.500		04-24-20	200,000	195,036
Mersin Uluslararasi Liman Isletmeciligi AS (S)	5.875		08-12-20	1,500,000	1,594,050
TC Ziraat Bankasi AS (S)	4.250		07-03-19	4,500,000	4,508,100
Turkiye Garanti Bankasi AS (S)	5.250		09-13-22	3,650,000	3,726,650
Venezuela 2.9%					17,264,500
Petroleos de Venezuela SA	9.750		05-17-35	40,150,000	17,264,500
Foreign government obligations 29.8%					$178,604,515
(Cost $177,869,554)
Argentina 2.7%					16,395,671
City of Buenos Aires Argentina Bond (S)	8.950		02-19-21	800,000	830,000
Republic of Argentina Bond (H)	8.280		12-31-33	15,604,683	15,565,671
Bahrain 0.4%					2,255,000
Kingdom of Bahrain Bond (S)	6.125		08-01-23	2,000,000	2,255,000
Bolivia 0.1%					804,000
Republic of Bolivia Bond	4.875		10-29-22	800,000	804,000

4SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Brazil 2.1%						$12,426,148
Federative Republic of Brazil
Bond	5.625		01-07-41		4,300,000	4,364,500
Note	10.000		01-01-21	BRL	27,000,000	8,061,648
Chile 0.5%						3,140,625
Republic of Chile Bond	3.625		10-30-42		3,350,000	3,140,625
Colombia 2.3%						13,953,275
Republic of Colombia
Bond	4.000		02-26-24		7,400,000	7,529,500
Bond	4.375		07-12-21		500,000	528,500
Bond	5.000		06-15-45		4,000,000	3,945,000
Bond	5.625		02-26-44		1,810,000	1,950,275
Costa Rica 0.2%						932,500
Republic of Costa Rica Bond	4.250		01-26-23		1,000,000	932,500
Croatia 0.3%						2,001,418
Republic of Croatia Bond	5.500		04-04-23		1,900,000	2,001,418
Dominican Republic 0.9%						5,290,250
Government of Dominican Republic
Bond	5.875		04-18-24		3,500,000	3,666,250
Bond	7.500		05-06-21		1,450,000	1,624,000
El Salvador 1.0%						5,754,625
Republic of El Salvador
Bond (S)	6.375		01-18-27		3,500,000	3,469,375
Bond	7.650		06-15-35		2,200,000	2,285,250
Hungary 2.4%						14,504,749
Republic of Hungary
Bond	5.375		02-21-23		4,700,000	5,195,869
Bond	5.375		03-25-24		8,400,000	9,308,880
Indonesia 1.5%						9,293,438
Republic of Indonesia
Bond (S)	5.375		10-17-23		2,650,000	2,905,063
Bond	5.875		01-15-24		1,100,000	1,237,500
Bond	6.625		02-17-37		4,450,000	5,150,875
Jamaica 0.5%						2,800,000
Government of Jamaica Bond	7.625		07-09-25		2,500,000	2,800,000
Kenya 0.6%						3,401,938
Republic of Kenya Bond (S)	6.875		06-24-24		3,250,000	3,401,938
Lithuania 0.3%						1,587,625
Republic of Lithuania Bond (S)	6.625		02-01-22		1,300,000	1,587,625
Mexico 5.0%						29,936,581
Government of Mexico
Bond	4.000		10-02-23		1,200,000	1,251,000
Bond	4.600		01-23-46		11,364,000	11,179,335

SEE NOTES TO FUND'S INVESTMENTS5

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Mexico (continued)
Bond	5.550		01-21-45		1,100,000	$1,236,125
Bond	7.750		05-29-31	MXN	222,440,400	16,270,121
Panama 1.6%						9,404,375
Republic of Panama
Bond	4.000		09-22-24		3,800,000	3,895,000
Bond	4.300		04-29-53		200,000	183,250
Bond	6.700		01-26-36		3,050,000	3,881,125
Bond	8.875		09-30-27		1,000,000	1,445,000
Paraguay 0.0%						205,000
Republic of Paraguay Bond (S)	4.625		01-25-23		200,000	205,000
Peru 1.0%						6,140,750
Republic of Peru
Bond	6.550		03-14-37		3,700,000	4,800,750
Bond	7.350		07-21-25		1,000,000	1,340,000
Philippines 0.9%						5,299,500
Republic of Philippines
Bond	5.500		03-30-26		2,100,000	2,538,375
Bond	7.750		01-14-31		1,850,000	2,761,125
Turkey 4.4%						26,152,297
Republic of Turkey
Bond	4.250		04-14-26		5,000,000	4,851,000
Bond	6.000		01-14-41		7,650,000	8,434,125
Bond	6.250		09-26-22		3,560,000	4,017,360
Bond	6.875		03-17-36		6,400,000	7,717,312
Bond	7.000		03-11-19		1,000,000	1,132,500
Uruguay 1.1%						6,924,750
Republic of Uruguay
Bond	5.100		06-18-50		3,700,000	3,727,750
Bond	7.625		03-21-36		2,300,000	3,197,000
			Yield (%)	Shares		Value
Securities lending collateral 1.3%						$7,765,101
(Cost $7,765,015)
John Hancock Collateral Trust (W)			0.1434(Y)	776,106		7,765,101
				Par value		Value
Short-term investments 1.9%						$11,637,000
(Cost $11,637,000)
Repurchase agreement 1.9%						11,637,000
Repurchase Agreement with State Street Corp. dated 5-29-15 at 0.000% to be repurchased at $11,637,000 on 6-1-15, collateralized by $11,870,000 Federal National Mortgage Association, 1.670% due 2-10-20 (valued at $11,870,000, including interest)				11,637,000		11,637,000
Total investments (Cost $604,076,786)† 98.4%						$590,328,205
Other assets and liabilities, net 1.6%						$9,828,793
Total net assets 100.0%						$600,156,998

6SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. Dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(H)	Non-income producing - Issuer is in default.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $7,631,771.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $270,720,782 or 45.1% of the fund's net assets as of 5-31-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $604,372,150. Net unrealized depreciation aggregated $14,043,945, of which $13,802,519 related to appreciated investment securities and $27,846,464 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS7

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for securities lending collateral which is categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, maintain diversity and liquidity of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

8

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
MXN	90,000,000	USD	5,826,940	Bank of Montreal	7/30/2015	—	($7,781)	($7,781)
MXN	182,000,000	USD	11,888,517	State Street Bank and Trust Company	7/30/2015	—	(120,884)	(120,884)
PEN	18,500,000	USD	5,808,477	Citibank N.A.	7/30/2015	—	(4,095)	(4,095)
USD	10,811,313	JPY	1,295,525,000	Toronto Dominion Bank	6/1/2015	$373,211	—	373,211
USD	10,451,322	JPY	1,295,525,000	Toronto Dominion Bank	7/30/2015	5,278	—	5,278
USD	11,966,205	MXN	182,000,000	Citibank N.A.	7/30/2015	198,572	—	198,572
USD	5,781,250	PEN	18,500,000	Citibank N.A.	7/30/2015	—	(23,132)	(23,132)
						$577,061	($155,892)	$421,169

Currency abbreviations
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

9

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	358Q3	05/15
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.		7/15

John Hancock

International Small Company Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	International Small Company Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 99.0%		$694,738,598
(Cost $614,941,388)
Australia 6.3%		43,975,623
Acrux, Ltd.	65,374	44,297
Adelaide Brighton, Ltd.	174,860	619,649
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd. (L)	43,923	103,736
AJ Lucas Group, Ltd. (I)	14,936	5,688
Alkane Resources, Ltd. (I)	43,417	10,456
ALS, Ltd. (L)	144,520	671,734
Altium, Ltd.	32,170	116,301
Amalgamated Holdings, Ltd.	34,048	337,942
Amcom Telecommunications, Ltd.	104,074	186,332
Ansell, Ltd.	51,314	1,046,171
AP Eagers, Ltd.	29,021	213,844
APN News & Media, Ltd. (I)	334,024	214,722
Aquarius Platinum, Ltd. (I)	621,954	78,393
ARB Corp., Ltd.	26,817	290,278
Ardent Leisure Group	7,618	12,605
Arrium, Ltd.	924,094	122,567
ASG Group, Ltd. (I)	86,185	61,154
Atlas Iron, Ltd.	124,328	11,407
Ausdrill, Ltd.	74,956	24,010
Ausenco, Ltd. (I)	38,459	6,906
Austal, Ltd.	101,358	141,419
Austbrokers Holdings, Ltd.	23,825	169,185
Austin Engineering, Ltd. (I)(L)	26,110	14,530
Australian Agricultural Company, Ltd. (I)	159,745	169,464
Australian Pharmaceutical Industries, Ltd.	140,963	193,039
Auswide Bank, Ltd.	4,752	18,544
Automotive Holdings Group, Ltd.	84,494	296,175
AVJennings, Ltd.	46,118	22,914
AWE, Ltd. (I)	206,273	224,224
BC Iron, Ltd. (L)	46,471	13,766
Beach Energy, Ltd.	555,755	465,437
Beadell Resources, Ltd.	123,034	19,698
Bega Cheese, Ltd.	45,923	162,502
Billabong International, Ltd. (I)	243,883	111,599
Blackmores, Ltd.	4,807	287,038
BlueScope Steel, Ltd.	126,568	337,301
Boom Logistics, Ltd. (I)	42,444	3,727
Bradken, Ltd.	62,294	103,789
Breville Group, Ltd. (L)	38,634	221,424
Brickworks, Ltd.	23,862	271,304
BT Investment Management, Ltd.	27,910	206,288
Buru Energy, Ltd. (I)	53,574	21,245
Cabcharge Australia, Ltd.	50,691	190,520
Cardno, Ltd. (L)	48,985	113,426
Carnarvon Petroleum, Ltd. (I)	75,535	6,637
Carsales.com Ltd.	75,520	601,917
Cash Converters International, Ltd.	130,844	78,004
Cedar Woods Properties, Ltd.	26,286	106,312
Coal of Africa, Ltd. (I)	45,649	3,681
Codan, Ltd.	15,311	12,899

2SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
Coffey International, Ltd. (I)	31,524	$3,733
Collins Foods, Ltd.	21,391	44,128
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	18,741	174,689
Credit Corp. Group, Ltd.	4,455	40,158
CSG, Ltd.	81,179	106,542
CSR, Ltd.	185,182	593,499
CuDeco, Ltd. (I)(L)	21,846	21,279
Cue Energy Resources, Ltd. (I)	32,865	2,255
Data#3, Ltd.	35,109	22,116
Decmil Group, Ltd.	56,553	45,659
Dick Smith Holdings, Ltd.	85,596	143,587
Domino's Pizza Enterprises, Ltd.	24,664	725,697
Downer EDI, Ltd.	177,571	694,952
Drillsearch Energy, Ltd. (I)(L)	191,020	178,545
DUET Group	450,723	877,523
DuluxGroup, Ltd.	141,364	632,163
DWS, Ltd.	30,461	15,706
Echo Entertainment Group, Ltd.	293,206	1,043,841
Elders, Ltd. (I)	4,065	11,822
Emeco Holdings, Ltd. (I)	145,230	10,967
Energy Resources of Australia, Ltd. (I)	93,000	95,609
Energy World Corp., Ltd. (I)	274,968	78,614
Equity Trustees, Ltd.	1,819	30,228
ERM Power, Ltd.	49,837	98,201
Ethane Pipeline Income Fund	15,720	21,258
Euroz, Ltd.	8,183	6,379
Evolution Mining, Ltd.	167,533	149,705
Evolution Mining, Ltd.	64,436	0
Fairfax Media, Ltd.	910,773	713,036
FAR, Ltd. (I)	83,631	6,179
Finbar Group, Ltd.	63,868	60,990
Fleetwood Corp., Ltd.	21,283	23,141
FlexiGroup, Ltd. (L)	70,555	193,374
G8 Education, Ltd.	106,822	304,865
Global Construction Services, Ltd. (I)	1,732	636
GrainCorp, Ltd., Class A	70,563	504,679
Grange Resources, Ltd.	51,070	5,836
Greencross, Ltd.	27,841	141,714
Greenland Minerals & Energy, Ltd. (I)	39,312	2,337
GUD Holdings, Ltd.	36,150	262,369
GWA Group, Ltd.	109,828	219,077
Hansen Technologies, Ltd.	43,629	86,129
HFA Holdings, Ltd.	32,624	52,996
Hills, Ltd.	66,646	28,759
Horizon Oil, Ltd. (I)	443,056	33,766
iiNET, Ltd.	49,416	368,847
Iluka Resources, Ltd.	161,341	1,104,136
Imdex, Ltd. (I)	37,597	7,889
IMF Bentham, Ltd.	43,765	60,640
Independence Group NL	92,773	341,867
Infigen Energy (I)	229,890	54,342
Infomedia, Ltd.	124,579	112,986
International Ferro Metals, Ltd. (I)	9,556	432

SEE NOTES TO FUND'S INVESTMENTS3

International Small Company Fund

	Shares	Value
Australia (continued)
Intrepid Mines, Ltd. (I)	8,927	$1,020
Invocare, Ltd.	36,462	369,234
IOOF Holdings, Ltd.	92,190	759,491
IRESS, Ltd.	48,365	397,574
JB Hi-Fi, Ltd. (L)	33,947	565,474
Karoon Gas Australia, Ltd. (I)	22,778	47,561
Kingsgate Consolidated, Ltd. (I)	30,752	18,965
Kingsrose Mining, Ltd. (I)	24,331	5,300
Lifestyle Communities, Ltd. (I)	11,791	21,794
Linc Energy, Ltd. (I)(L)	105,799	23,044
Lonestar Resources, Ltd. (I)	694	4,534
M2 Group, Ltd.	57,996	490,883
MACA, Ltd.	40,098	24,658
Macmahon Holdings, Ltd. (I)	196,782	7,512
Macquarie Atlas Roads Group	162,768	408,813
Magellan Financial Group, Ltd.	38,021	540,286
Matrix Composites & Engineering, Ltd.	1,943	806
Maverick Drilling & Exploration, Ltd. (I)	79,979	5,540
MaxiTRANS Industries, Ltd.	51,752	18,577
Mayne Pharma Group, Ltd. (I)	235,023	202,341
McMillan Shakespeare, Ltd.	26,544	264,602
McPherson's, Ltd.	20,700	15,329
Medusa Mining, Ltd. (I)	28,581	20,750
Melbourne IT, Ltd.	34,562	38,940
Mesoblast, Ltd. (I)	32,438	96,539
Metals X, Ltd.	71,196	80,265
Metcash, Ltd.	331,950	348,646
Mincor Resources NL	61,262	29,713
Mineral Deposits, Ltd. (I)	34,649	23,154
Mineral Resources, Ltd.	60,275	349,287
MMA Offshore, Ltd.	118,508	54,991
Monadelphous Group, Ltd. (L)	37,640	319,612
Mortgage Choice, Ltd.	31,859	62,650
Mount Gibson Iron, Ltd.	215,287	35,190
Myer Holdings, Ltd. (L)	234,138	267,812
Mystate, Ltd.	28,572	110,872
Navitas, Ltd.	89,852	323,595
Nearmap, Ltd. (I)	91,601	39,345
New Hope Corp., Ltd	70,203	113,029
Newsat, Ltd. (I)	230,084	20,230
NIB Holdings, Ltd.	161,321	452,845
Nick Scali, Ltd.	8,819	24,271
Nine Entertainment Company Holdings, Ltd.	177,543	290,315
Noble Mineral Resources, Ltd. (I)	41,564	286
Northern Star Resources, Ltd.	224,785	403,982
NRW Holdings, Ltd.	104,637	15,541
Nufarm, Ltd.	70,236	414,194
OceanaGold Corp.	114,080	277,036
Orocobre, Ltd. (I)	3,886	7,794
OrotonGroup, Ltd.	5,374	8,459
OZ Minerals, Ltd.	129,377	462,352
OzForex Group, Ltd.	91,325	158,301
Pacific Brands, Ltd. (I)	302,056	95,360
Paladin Resources, Ltd. (I)(L)	619,892	148,556

4SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
PanAust, Ltd.	137,928	$192,612
Panoramic Resources, Ltd.	75,229	30,385
Patties Foods, Ltd.	13,226	12,243
Peet, Ltd. (L)	130,631	115,761
Perpetual, Ltd.	16,043	689,180
Perseus Mining, Ltd. (I)	159,193	54,534
Phosphagenics, Ltd. (I)	73,179	1,340
Platinum Asset Mangement, Ltd.	53,459	319,969
Platinum Australia, Ltd. (I)	36,499	1,870
PMP, Ltd. (I)	35,022	11,746
Premier Investments, Ltd.	34,261	372,388
Prima BioMed, Ltd. (I)	37,664	3,025
Primary Health Care, Ltd.	200,373	815,131
Prime Media Group, Ltd.	115,482	76,725
Programmed Maintenance Services, Ltd.	39,697	82,863
Qantas Airways, Ltd. (I)	44,689	119,904
Qube Holdings, Ltd.	229,582	506,789
RCG Corp., Ltd.	57,627	53,665
RCR Tomlinson, Ltd.	53,709	75,183
Reckon, Ltd.	35,555	59,993
Red Fork Energy, Ltd. (I)	87,713	402
Redflex Holdings, Ltd. (I)	5,472	2,424
Regis Resources, Ltd. (I)	142,407	127,957
Resolute Mining, Ltd. (I)	109,518	27,953
Resource Generation, Ltd. (I)	9,069	515
Retail Food Group, Ltd.	53,079	268,869
Ridley Corp., Ltd.	92,109	83,596
Ruralco Holdings, Ltd.	5,507	16,087
SAI Global, Ltd. (L)	65,755	222,715
Salmat, Ltd.	15,825	9,426
Samson Oil & Gas, Ltd. (I)	96,490	592
Sandfire Resources NL	39,803	161,267
Saracen Mineral Holdings, Ltd. (I)	296,330	107,119
Sedgman, Ltd.	15,038	8,498
Select Harvests, Ltd.	24,530	193,899
Senex Energy, Ltd. (I)	283,286	84,005
Servcorp, Ltd.	12,983	60,940
Service Stream, Ltd.	22,001	5,463
Seven Group Holdings, Ltd.	44,822	260,126
Seven West Media, Ltd.	518,847	493,135
Seymour Whyte, Ltd.	6,338	5,782
Sigma Pharmaceuticals, Ltd.	459,521	304,635
Silex Systems, Ltd. (I)	30,817	12,005
Silver Chef, Ltd.	6,663	44,499
Silver Lake Resources, Ltd. (I)	151,467	20,813
Sirtex Medical, Ltd.	21,367	490,084
Skilled Group, Ltd.	70,249	77,224
Slater & Gordon, Ltd.	110,830	508,936
SMS Management & Technology, Ltd.	29,758	73,601
Southern Cross Media Group, Ltd.	241,242	193,812
Spark Infrastructure Group	588,304	894,107
Specialty Fashion Group, Ltd.	51,331	24,280
St. Barbara, Ltd. (I)	94,501	33,851
Steadfast Group, Ltd.	69,269	78,505

SEE NOTES TO FUND'S INVESTMENTS5

International Small Company Fund

	Shares	Value
Australia (continued)
Strike Energy, Ltd. (I)	39,151	$4,043
STW Communications Group, Ltd.	126,543	54,938
Sundance Energy Australia, Ltd. (I)	148,605	66,010
Sundance Resources, Ltd. (I)	390,505	6,551
Sunland Group, Ltd.	38,548	52,924
Super Retail Group, Ltd.	52,696	429,222
Tabcorp Holdings, Ltd.	313,261	1,201,228
Tap Oil, Ltd. (I)	77,522	20,662
Tassal Group, Ltd.	63,712	160,154
Technology One, Ltd.	83,098	251,787
Ten Network Holdings, Ltd. (I)	761,178	138,951
TFS Corp., Ltd.	71,314	103,023
The Reject Shop, Ltd.	10,731	56,453
Thorn Group, Ltd.	15,982	36,343
Tiger Resources, Ltd. (I)	291,282	19,237
Tox Free Solutions, Ltd.	51,646	124,227
Transfield Services, Ltd. (I)	206,384	261,349
Transpacific Industries Group, Ltd.	647,737	402,262
Treasury Group, Ltd.	2,414	21,190
Treasury Wine Estates, Ltd.	220,041	900,342
Troy Resources, Ltd. (I)	37,876	11,665
UGL, Ltd. (L)	71,910	127,012
UXC, Ltd.	112,964	63,796
Veda Group, Ltd.	147,225	257,919
Villa World, Ltd.	19,691	32,595
Village Roadshow, Ltd.	35,092	169,352
Virgin Australia Holdings, Ltd. (I)	252,517	965
Virgin Australia Holdings, Ltd. (I)	305,078	109,436
Virtus Health, Ltd.	33,061	195,656
Vision Eye Institute, Ltd.	55,907	30,123
Vita Group, Ltd.	15,422	21,578
Vocus Communications, Ltd.	33,125	147,656
Watpac, Ltd.	13,238	8,272
Webjet, Ltd.	29,808	77,334
Western Areas, Ltd.	90,525	245,295
Western Desert Resources, Ltd. (I)	102,010	11,309
White Energy Company, Ltd. (I)(L)	29,677	8,816
Whitehaven Coal, Ltd. (I)(L)	267,687	300,804
WorleyParsons, Ltd.	89,338	739,389
Austria 1.1%		7,955,775
Agrana Beteiligungs AG	898	80,184
AMAG Austria Metall AG (S)	370	12,188
ams AG	28,201	1,676,918
Austria Technologie & Systemtechnik AG	17,185	292,203
BUWOG AG (I)	19,207	386,290
CA Immobilien Anlagen AG (I)	1,316	23,740
Conwert Immobilien Invest SE (I)	27,481	369,533
DO & CO AG	2,686	231,015
EVN AG	12,198	137,657
Flughafen Wien AG	1,244	111,907
Kapsch Trafficcom AG (I)	3,279	82,823
Lenzing AG	3,979	264,633
Mayr-Melnhof Karton AG	4,203	478,528
Oesterreichische Post AG	13,032	643,127

6SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Austria (continued)
Palfinger AG	6,629	$197,544
POLYTEC Holding AG	7,237	65,920
Porr AG	2,117	139,127
RHI AG	12,435	336,554
Rosenbauer International AG	1,492	124,507
S IMMO AG (I)	29,413	257,610
Schoeller-Bleckmann Oilfield Equipment AG	4,447	294,596
Semperit AG Holding	5,876	237,450
Strabag SE	7,289	174,190
UNIQA Insurance Group AG	11,822	115,790
Wienerberger AG	48,890	780,818
Zumtobel Group AG	16,055	440,923
Belgium 1.6%		11,214,680
Ablynx NV (I)	29,087	340,736
Ackermans & van Haaren NV	10,439	1,426,084
AGFA-Gevaert NV (I)	99,599	270,259
Atenor Group	171	7,830
Banque Nationale de Belgique	70	245,994
Barco NV	4,894	333,673
BHF Kleinwort Benson Group (I)	25,521	119,671
Cie d'Entreprises CFE	3,800	456,670
Cie Immobiliere de Belgique SA	1,065	61,619
Cie Maritime Belge SA (I)	5,192	75,248
D'ieteren SA	10,127	397,020
Deceuninck NV	28,638	61,392
Econocom Group SA	34,136	293,911
Elia System Operator SA	10,605	459,860
Euronav NV	36,676	503,318
EVS Broadcast Equipment SA	7,703	245,069
Exmar NV	12,186	122,148
Fagron	14,060	636,286
Galapagos NV (I)	12,181	699,854
Gimv NV	675	32,003
Ion Beam Applications	11,085	283,449
Kinepolis NV (L)	8,751	323,829
Lotus Bakeries SA	112	162,491
MDxHealth (I)	15,912	85,540
Melexis NV	7,395	466,319
Mobistar SA (I)	13,149	243,489
NV Bekaert SA	15,640	454,010
Nyrstar NV (I)	167,351	645,711
Picanol	1,115	56,642
Recticel SA	14,296	66,780
Resilux (L)	531	92,631
Rezidor Hotel Group AB	27,420	120,657
Roularta Media Group NV (I)	668	10,665
Sioen Industries NV	5,140	77,436
Sipef SA	1,363	72,697
Tessenderlo Chemie NV (I)	16,640	615,610
ThromboGenics NV (I)	6,765	39,716
Umicore SA	7,589	372,687
Van de Velde NV	3,138	186,179
Viohalco SA (I)	18,237	49,497

SEE NOTES TO FUND'S INVESTMENTS7

International Small Company Fund

	Shares	Value
Bermuda 0.3%		$1,876,047
Archer, Ltd. (I)	93,726	32,237
Frontline, Ltd. (I)	33,752	90,566
Golden Ocean Group, Ltd. (I)(L)	12,614	52,655
Hiscox, Ltd.	114,355	1,490,576
Hoegh LNG Holdings, Ltd.	13,024	196,716
Northern Offshore, Ltd.	25,243	13,297
Cambodia 0.1%		421,417
NagaCorp, Ltd.	532,000	421,417
Canada 7.8%		54,643,052
5N Plus, Inc. (I)	22,489	22,424
Absolute Software Corp.	17,303	128,840
Acadian Timber Corp.	4,303	65,742
Advantage Oil & Gas, Ltd. (I)	74,864	453,904
Aecon Group, Inc.	25,228	268,996
AG Growth International, Inc.	5,100	214,687
AGF Management, Ltd., Class B	33,316	186,726
AGT Food & Ingredients, Inc.	7,314	181,380
Air Canada (I)	25,200	278,829
AirBoss of America Corp.	4,609	65,043
Akita Drilling, Ltd., Class A	300	2,504
Alamos Gold, Inc.	43,258	283,146
Alaris Royalty Corp. (L)	7,200	182,316
Alexco Resource Corp. (I)	6,700	3,556
Algoma Central Corp.	2,421	33,095
Algonquin Power & Utilities Corp.	69,362	544,366
Alterra Power Corp. (I)	16,806	5,608
Altius Minerals Corp. (L)	2,400	27,018
Altus Group, Ltd.	14,255	218,937
Americas Silver Corp. (I)	24,416	4,614
Amica Mature Lifestyles, Inc.	10,700	63,928
Andrew Peller, Ltd., Class A	1,275	16,865
Arsenal Energy, Inc.	3,793	11,621
Asanko Gold, Inc. (I)	3,731	6,150
Athabasca Oil Corp. (I)	27,340	47,487
ATS Automation Tooling Systems, Inc. (I)	34,491	435,991
AuRico Gold, Inc.	123,471	409,055
AutoCanada, Inc.	6,443	218,739
Avigilon Corp. (I)(L)	14,637	213,152
Axia NetMedia Corp.	18,035	48,147
B2Gold Corp. (I)	362,053	614,291
Badger Daylighting, Ltd. (L)	15,960	369,611
Ballard Power Systems, Inc. (I)	9,800	20,568
Bankers Petroleum, Ltd. (I)	105,586	258,107
BCE, Inc.	1,814	79,483
Bellatrix Exploration, Ltd. (I)(L)	52,156	145,530
Birch Mountain Resources, Ltd. (I)	11,200	0
Birchcliff Energy, Ltd. (I)	39,794	253,112
Bird Construction, Inc.	16,379	149,882
Black Diamond Group, Ltd.	16,417	200,262
BlackPearl Resources, Inc. (I)(L)	75,408	66,094
BMTC Group, Inc.	3,096	42,571
Bonavista Energy Corp. (L)	8,600	54,493
Bonterra Energy Corp. (L)	9,663	268,227

8SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Boralex, Inc., Class A	9,400	$106,502
Boulder Energy, Ltd. (I)	20,004	145,574
BRP, Inc. (I)	7,300	161,368
Calfrac Well Services, Ltd.	25,748	180,542
Calian Technologies, Ltd.	4,058	60,106
Canaccord Genuity Group, Inc.	39,837	211,102
Canacol Energy, Ltd. (I)(L)	44,693	104,940
Canadian Energy Services & Technology Corp. (L)	60,152	350,677
Canadian Western Bank	25,203	567,453
Canam Group, Inc.	17,736	205,228
CanElson Drilling, Inc.	31,500	102,585
Canexus Corp. (L)	41,777	49,719
Canfor Corp. (I)	34,000	701,817
Canfor Pulp Products, Inc.	14,860	188,080
CanWel Building Materials Group, Ltd.	11,650	50,212
Canyon Services Group, Inc.	26,367	146,931
Capital Power Corp.	42,320	818,427
Capstone Infrastructure Corp.	42,892	107,954
Capstone Mining Corp. (I)	119,800	116,563
Cascades, Inc.	33,218	206,744
Cathedral Energy Services, Ltd.	11,360	20,553
CCL Industries, Inc., Class B	2,378	276,369
Celestica, Inc. (I)	66,702	853,352
Centerra Gold, Inc.	37,478	231,450
Cequence Energy, Ltd. (I)(L)	64,292	42,393
Cervus Equipment Corp.	3,597	47,580
Chinook Energy, Inc. (I)	38,191	35,317
Cineplex, Inc. (L)	24,381	961,634
Clarke, Inc.	3,000	28,948
Claude Resources, Inc. (I)	39,700	21,708
Clearwater Seafoods, Inc.	5,000	53,273
Cogeco Cable, Inc.	7,133	377,643
Cogeco, Inc.	2,265	94,927
Colabor Group, Inc. (L)	3,600	3,011
COM DEV International, Ltd.	35,729	139,342
Computer Modelling Group, Ltd.	24,328	269,376
Copper Mountain Mining Corp. (I)(L)	41,468	42,348
Corby Spirit and Wine, Ltd.	3,522	63,326
Corridor Resources, Inc. (I)	11,000	7,253
Corus Entertainment, Inc., B Shares (L)	29,790	422,560
Cott Corp.	43,231	414,978
Counsel Corp. (I)	13,900	26,155
Crew Energy, Inc. (I)	46,873	210,695
Delphi Energy Corp. (I)(L)	72,367	76,231
Denison Mines Corp. (I)	184,719	155,962
DH Corp.	12,308	403,999
DHX Media, Ltd.	371	2,837
DirectCash Payments, Inc.	5,720	71,155
Dominion Diamond Corp.	30,519	571,261
Dorel Industries, Inc., Class B	10,599	286,112
DragonWave, Inc. (I)	7,498	4,556
Dundee Precious Metals, Inc. (I)	28,124	59,025
E-L Financial Corp., Ltd.	74	39,273
Eastern Platinum, Ltd. (I)(L)	11,202	17,835

SEE NOTES TO FUND'S INVESTMENTS9

International Small Company Fund

	Shares	Value
Canada (continued)
easyhome, Ltd.	700	$10,824
EcoSynthetix, Inc. (I)	3,185	3,201
Enbridge Income Fund Holdings, Inc. (L)	23,446	719,632
Endeavour Mining Corp. (I)	174,658	85,672
Endeavour Silver Corp. (I)	1,400	2,758
Endeavour Silver Corp. (I)(L)	38,410	77,524
EnerCare, Inc.	19,313	225,184
Enerflex, Ltd.	25,160	285,872
Energy Fuels, Inc. (I)	4,269	19,018
Enerplus Corp. (L)	19,800	191,377
Enghouse Systems, Ltd.	7,402	324,388
Ensign Energy Services, Inc.	56,238	532,262
Epsilon Energy, Ltd. (I)	16,000	47,218
Equitable Group, Inc.	3,000	154,415
Essential Energy Services, Ltd.	57,270	50,196
Evertz Technologies, Ltd.	8,428	108,976
Exchange Income Corp.	7,683	136,164
Exco Technologies, Ltd.	11,390	131,705
Exeter Resource Corp. (I)	7,379	3,857
EXFO, Inc. (I)	8	27
EXFO, Inc. (I)(L)	46	158
Extendicare, Inc.	40,200	234,683
Fiera Capital Corp.	11,947	130,748
Firm Capital Mortgage Investment Corp.	1,400	14,128
First Majestic Silver Corp. (I)(L)	56,900	281,389
First National Financial Corp.	600	10,060
FirstService Corp.	4,743	310,097
FirstService Corp.	5,680	370,826
Fortress Paper, Ltd., Class A (I)	2,404	7,906
Fortuna Silver Mines, Inc. (I)	60,459	231,899
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	4,700	44,521
Genesis Land Development Corp.	1,561	4,406
Gibson Energy, Inc.	10,600	203,971
Glacier Media, Inc.	8,800	9,341
Gluskin Sheff + Associates, Inc.	11,878	253,205
GMP Capital, Inc.	19,948	80,523
Golden Star Resources, Ltd. (I)	52,098	18,212
Gran Tierra Energy, Inc. (I)	131,142	382,796
Granite Oil Corp. (I)	13,335	69,699
Great Canadian Gaming Corp. (I)	21,929	423,204
Great Panther Silver, Ltd. (I)	42,634	23,290
Guardian Capital Group, Ltd., Class A	200	3,056
Guyana Goldfields, Inc. (I)	15,200	45,101
Hanfeng Evergreen, Inc. (I)	3,700	15
Heroux-Devtek, Inc. (I)	13,976	115,867
High Liner Foods, Inc.	5,179	99,074
HNZ Group, Inc.	700	11,173
Home Capital Group, Inc. (L)	6,924	234,233
Horizon North Logistics, Inc. (L)	48,033	143,682
HudBay Minerals, Inc.	89,553	800,763
IAMGOLD Corp. (I)	99,168	201,749
IMAX Corp. (I)	20,944	844,881
Imperial Metals Corp. (I)(L)	16,200	129,095

10SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Innergex Renewable Energy, Inc.	35,988	$325,848
Interfor Corp. (I)	27,126	429,270
International Tower Hill Mines, Ltd. (I)	4,097	1,450
Intertape Polymer Group, Inc.	20,311	317,012
Just Energy Group, Inc. (L)	67,612	368,615
K-Bro Linen, Inc. (L)	2,733	117,707
KAB Distribution, Inc. (I)	18,405	0
Katanga Mining, Ltd. (I)	66,538	13,911
Kelt Exploration, Ltd. (I)	10,273	71,290
Killam Properties, Inc.	22,399	187,319
Kingsway Financial Services, Inc. (I)	2,175	13,327
Kinross Gold Corp. (I)	24,700	58,393
Kirkland Lake Gold, Inc. (I)	38,009	198,358
Knight Therapeutics, Inc. (I)	4,223	22,514
Lake Shore Gold Corp. (I)	147,465	143,481
Laurentian Bank of Canada	17,271	663,703
Legacy Oil + Gas, Inc. (I)	58,052	122,770
Leon's Furniture, Ltd.	7,809	96,765
Leucrotta Exploration, Inc. (I)	24,000	22,387
Lightstream Resources, Ltd. (L)	75,972	65,978
Linamar Corp.	5,639	384,156
Liquor Stores N.A., Ltd.	11,095	131,773
Long Run Exploration, Ltd.	54,489	32,862
Lucara Diamond Corp.	122,592	204,057
MacDonald Dettwiler & Associates, Ltd.	1,993	156,879
Magellan Aerospace Corp.	5,104	68,951
Mainstreet Equity Corp. (I)	2,100	65,013
Major Drilling Group International, Inc.	32,798	170,636
Mandalay Resources Corp.	62,855	48,016
Manitoba Telecom Services, Inc. (L)	10,800	241,775
Maple Leaf Foods, Inc.	43,050	818,698
Martinrea International, Inc.	36,018	407,505
Maxim Power Corp. (I)	6,300	12,766
McCoy Global, Inc.	5,254	19,434
Mediagrif Interactive Technologies, Inc.	600	8,081
Medical Facilities Corp.	12,338	169,156
Melcor Developments, Ltd.	4,900	72,105
Migao Corp. (I)	3,400	1,722
Mitel Networks Corp. (I)	18,867	175,228
Morneau Shepell, Inc.	16,455	232,879
MTY Food Group, Inc. (L)	5,949	161,928
Mullen Group, Ltd. (L)	36,912	618,861
Nautilus Minerals, Inc. (I)	20,040	7,413
Nevada Copper Corp. (I)	6,158	9,309
Nevsun Resources, Ltd. (L)	99,555	413,078
New Flyer Industries, Inc.	18,787	235,668
New Gold, Inc (I)	38,644	125,540
Newalta Corp.	19,312	231,073
Norbord, Inc.	15,349	327,690
North American Energy Partners, Inc.	3,335	9,172
North American Palladium, Ltd. (I)	80,700	3,259
Northern Dynasty Minerals, Ltd. (I)(L)	6,576	2,432
Northland Power, Inc.	38,411	517,356
NuVista Energy, Ltd. (I)	43,102	266,875

SEE NOTES TO FUND'S INVESTMENTS11

International Small Company Fund

	Shares	Value
Canada (continued)
Ovivo, Inc. (I)	1,851	$2,322
Painted Pony Petroleum, Ltd. (I)	17,286	114,397
Pan American Silver Corp. (L)	58,699	556,026
Parex Resources, Inc. (I)	42,755	349,989
Parkland Fuel Corp.	31,002	631,458
Pason Systems, Inc.	23,354	417,841
Pengrowth Energy Corp. (L)	16,900	45,253
Perpetual Energy, Inc. (I)(L)	30,632	23,400
PHX Energy Services Corp. (L)	11,019	53,075
Pilot Gold, Inc. (I)	4,070	2,324
Pizza Pizza Royalty Corp.	5,197	58,966
Platinum Group Metals, Ltd. (I)	11,200	4,773
Points International, Ltd. (I)	3,410	48,945
Polymet Mining Corp. (I)(L)	20,250	22,145
Precision Drilling Corp.	2,315	15,339
Premium Brands Holdings Corp. (L)	8,321	210,099
Primero Mining Corp. (I)	46,218	189,912
Pulse Seismic, Inc. (L)	28,891	62,958
QLT, Inc. (I)	8,200	30,265
Questerre Energy Corp., Class A (I)	26,400	6,156
RB Energy, Inc. (I)	50,909	163
Reitmans Canada, Ltd.	1,503	7,022
Reitmans Canada, Ltd., Class A	24,570	125,656
Richelieu Hardware, Ltd.	6,146	301,468
Richmont Mines, Inc. (I)	16,920	52,110
RMP Energy, Inc. (I)	49,317	117,384
Rock Energy, Inc. (I)	13,173	39,828
Rocky Mountain Dealerships, Inc. (L)	6,328	46,305
Rogers Sugar, Inc. (L)	36,909	136,821
RONA, Inc.	50,950	639,538
Rubicon Minerals Corp. (I)(L)	21,100	23,414
Russel Metals, Inc.	27,807	560,567
Sabina Gold & Silver Corp. (I)	8,968	2,957
Sandstorm Gold, Ltd. (I)(L)	43,952	146,318
Sandvine Corp. (I)	72,744	249,772
Savanna Energy Services Corp.	34,333	47,209
Sears Canada, Inc. (I)(L)	10,168	86,750
Secure Energy Services, Inc. (L)	40,045	473,031
SEMAFO, Inc. (I)	83,607	248,078
ShawCor, Ltd.	21,402	655,518
Sherritt International Corp. (L)	138,942	267,024
Sienna Senior Living, Inc.	14,933	186,242
Sierra Wireless, Inc. (I)(L)	2,900	88,624
Sierra Wireless, Inc. (I)	11,249	343,639
Silver Standard Resources, Inc. (I)(L)	32,510	202,076
Solium Capital, Inc. (I)(L)	13,429	83,256
Sprott Resource Corp. (I)(L)	45,670	35,990
Sprott, Inc. (L)	50,351	104,459
Spyglass Resources Corp. (L)	39,338	9,015
St Andrew Goldfields, Ltd. (I)	15,500	3,988
Stantec, Inc.	19,086	527,934
Stella-Jones, Inc.	19,507	701,631
Stornoway Diamond Corp. (I)	2,566	1,465
Strad Energy Services, Ltd.	8,902	20,329

12SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Stuart Olson Inc	7,100	$32,428
Student Transportation of America, Ltd. (L)	25,713	126,745
SunOpta, Inc. (I)	2,100	21,294
SunOpta, Inc. (I)	22,862	232,003
Superior Plus Corp. (L)	49,500	546,108
Surge Energy, Inc. (L)	67,976	221,922
TAG Oil, Ltd. (I)(L)	20,222	27,643
Taseko Mines, Ltd. (I)	5,290	3,422
Taseko Mines, Ltd. (I)	53,246	35,109
Tembec, Inc. (I)	40,748	76,018
Teranga Gold Corp. (I)	69,598	41,974
Teranga Gold Corp. (I)	3,505	2,123
The Descartes Systems Group, Inc. (I)	10,532	160,233
The North West Company, Inc.	20,337	389,209
Timmins Gold Corp. (I)	66,972	41,467
TMX Group, Ltd.	3,800	157,641
TORC Oil & Gas, Ltd.	31,280	243,479
Toromont Industries, Ltd.	29,693	745,429
Torstar Corp., Class B (L)	32,264	155,664
Total Energy Services, Inc.	11,239	132,037
TransAlta Corp. (L)	73,815	641,044
TransAlta Renewables, Inc.	10,729	109,136
Transcontinental, Inc., Class A	28,987	425,854
TransForce, Inc.	34,498	736,508
TransGlobe Energy Corp.	35,327	142,035
Transition Therapeutics, Inc. (I)	3,200	23,828
Trican Well Service, Ltd.	54,044	168,181
Trinidad Drilling, Ltd.	45,242	166,256
Twin Butte Energy, Ltd.	120,335	73,540
UEX Corp. (I)	14,600	3,287
Uni-Select, Inc.	7,664	257,295
Valener, Inc.	15,931	219,058
Vecima Networks, Inc.	2,921	25,720
Wajax Corp. (L)	6,347	120,805
Wesdome Gold Mines, Ltd. (I)	11,600	10,261
Western Energy Services Corp.	33,226	167,252
Western Forest Products, Inc.	138,853	245,639
WesternOne, Inc.	13,000	11,185
Westport Innovations, Inc. (I)(L)	2,300	12,167
Westshore Terminals Investment Corp.	21,806	581,973
Whistler Blackcomb Holdings, Inc.	13,451	210,915
Whitecap Resources, Inc.	19,200	211,515
Wi-Lan, Inc. (L)	55,498	116,030
Winpak, Ltd.	11,045	349,664
WSP Global, Inc.	6,081	208,943
Xtreme Drilling and Coil Services Corp. (I)	6,548	14,216
Yangarra Resources, Ltd. (I)	16,100	20,585
Yellow Pages, Ltd. (I)	3,518	54,428
Zargon Oil & Gas, Ltd. (L)	10,661	25,204
Zenith Epigenetics Corp. (I)	5,300	1,833
China 0.1%		870,858
Aupu Group Holding Company, Ltd.	164,000	50,470
Bund Center Investment, Ltd.	222,000	37,009
China Chuanglian Education Group, Ltd. (I)	948,000	79,191

SEE NOTES TO FUND'S INVESTMENTS13

International Small Company Fund

	Shares	Value
China (continued)
China Gold International Resources Corp., Ltd. (I)	77,300	$152,909
Delong Holdings, Ltd. (I)	45,500	6,947
FIH Mobile, Ltd. (I)	409,000	244,466
Joyou AG (I)	1,116	459
Sino Grandness Food Industry Group, Ltd. (I)	121,000	35,767
Xinyi Solar Holdings, Ltd.	566,000	263,640
Cyprus 0.0%		287,601
Deep Sea Supply PLC	41,514	16,784
ProSafe SE	65,503	248,291
Songa Offshore SE (I)	116,735	22,526
Denmark 1.8%		12,466,398
ALK-Abello A/S	2,387	286,406
Alm Brand A/S	33,471	224,151
Ambu A/S, Class B	10,856	318,224
Auriga Industries A/S, Class B (I)	5,953	281,410
Bang & Olufsen A/S (I)(L)	12,344	105,372
Bavarian Nordic A/S (I)	11,114	550,446
Brodrene Hartmann A/S	1,444	56,399
D/S Norden A/S (I)(L)	8,518	190,568
DFDS A/S	2,228	260,080
FLSmidth & Company A/S	18,972	940,987
Fluegger A/S, B Shares	225	12,584
Genmab A/S (I)	13,165	1,152,355
GN Store Nord A/S	49,664	1,069,846
Gronlandsbanken A/S	20	1,837
H+H International A/S (I)	5,734	51,536
H. Lundbeck A/S (I)	10,501	204,759
Harboes Bryggeri A/S, Class B	1,452	22,818
IC Group A/S	3,014	86,497
Jeudan A/S (I)	492	49,007
Jyske Bank A/S (I)	19,610	943,992
NKT Holding A/S	8,630	509,782
Nordjyske Bank A/S	1,190	19,066
Parken Sport & Entertainment A/S (I)	864	7,379
PER Aarsleff A/S, Class B	924	266,969
Ringkjoebing Landbobank A/S	1,423	331,974
Rockwool International A/S, B Shares	2,189	321,694
Royal Unibrew A/S	16,190	577,335
RTX A/S	2,982	34,851
Santa Fe Group A/S (I)	5,870	51,912
Schouw & Company A/S	5,593	304,931
SimCorp A/S	12,338	462,903
Solar A/S, B Shares	2,890	157,938
Spar Nord Bank A/S	31,135	325,387
Sydbank A/S	27,014	1,045,683
TK Development A/S (I)(L)	41,057	54,962
Topdanmark A/S (I)	29,280	802,161
United International Enterprises	636	112,126
Vestjysk Bank A/S (I)	3,265	4,841
William Demant Holdings A/S (I)	2,405	197,952
Zealand Pharma A/S (I)	4,217	67,278
Finland 2.6%		17,918,827
Afarak Group OYJ (I)	20,289	8,802

14SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Finland (continued)
Ahlstrom OYJ	2,379	$21,284
Aktia Bank OYJ	7,313	95,541
Alma Media OYJ (I)	11,325	37,283
Amer Sports OYJ	44,625	1,138,809
Apetitt OYJ	930	13,962
Aspo OYJ	8,100	65,749
Atria OYJ	2,503	24,697
BasWare OYJ	2,950	133,627
Biotie Therapies OYJ (I)	35,851	6,648
Cargotec OYJ, B Shares	13,494	515,414
Caverion Corp.	43,708	436,355
Citycon OYJ (I)	102,893	298,414
Cramo OYJ	10,526	228,914
Digia OYJ	2,622	13,779
Elektrobit OYJ	21,019	107,816
Elisa OYJ	54,577	1,675,759
F-Secure OYJ	42,394	136,962
Finnair OYJ (I)	35,466	109,891
Finnlines OYJ (I)	2,378	41,787
Fiskars OYJ ABP (L)	11,949	257,094
HKScan OYJ, A Shares	15,585	95,899
Huhtamaki OYJ	30,278	1,021,039
Ilkka-Yhtyma OYJ	2,083	5,148
Kemira OYJ	42,097	496,582
Kesko OYJ, A Shares	3,737	129,767
Kesko OYJ, B Shares	24,623	922,702
Konecranes OYJ	18,010	555,644
Lassila & Tikanoja OYJ	14,089	247,970
Lemminkainen OYJ (I)	1,173	15,723
Metsa Board OYJ	88,841	561,438
Metso OYJ	22,729	655,798
Neste Oil OYJ	29,976	760,388
Nokian Renkaat OYJ	45,411	1,465,294
Okmetic OYJ	2,212	17,160
Olvi OYJ, A Shares	5,156	145,045
Oriola-KD OYJ, B Shares (I)	49,766	225,814
Orion OYJ, Class A	8,234	274,678
Orion OYJ, Class B	30,412	1,018,103
Outokumpu OYJ (I)	82,600	450,847
Outotec OYJ (L)	74,258	475,770
PKC Group OYJ	9,817	244,264
Ponsse OYJ	1,465	23,056
Poyry OYJ (I)	12,889	51,651
Raisio OYJ	49,604	229,935
Ramirent OYJ	29,403	219,401
Rapala VMC OYJ	617	3,486
Revenio Group OYJ	1,456	31,728
Sanoma OYJ	24,149	115,133
Stockmann OYJ ABP, B Shares (I)	7,056	50,797
Stockmann OYJ ABP, Series A (I)	1,949	13,947
Talvivaara Mining Company PLC (I)	90,559	3,014
Technopolis OYJ	41,860	176,092
Teleste OYJ	1,377	11,044
Tieto OYJ	24,201	554,528

SEE NOTES TO FUND'S INVESTMENTS15

International Small Company Fund

		Shares	Value
Finland (continued)
Tikkurila OYJ		14,464	$277,977
Uponor OYJ		26,344	426,116
Vaisala OYJ, A Shares		3,370	89,815
Valmet OYJ		9,463	106,051
YIT OYJ (L)		52,763	381,396
France 4.1%			28,683,674
ABC Arbitrage		1,775	10,097
Actia Group		4,194	32,698
Air France-KLM (I)(L)		63,435	524,858
Akka Technologies SA		4,042	132,626
Albioma SA		7,957	162,475
Altamir		3,756	46,197
Alten SA		12,202	574,031
Altran Technologies SA		63,256	672,141
April SA		6,582	91,130
Archos SA (I)		432	1,022
Arkema SA		1,109	82,243
Assystem SA		4,749	94,256
Aubay		2,137	30,202
Audika Groupe		166	3,219
Axway Software SA		2,311	52,257
Bastide le Confort Medical		507	10,343
Beneteau SA		17,083	262,251
BioMerieux		5,209	581,634
Boiron SA		3,395	350,453
Bonduelle S.C.A		6,518	184,149
Bongrain SA		1,532	103,830
Burelle SA		138	99,271
Catering International Services		1,089	23,646
Cegedim SA (I)		2,125	83,282
Cegid SA		2,236	99,486
CGG SA (I)		23,502	158,090
Chargeurs SA		8,457	65,721
Cie des Alpes		3,309	62,495
Derichebourg SA (I)		53,375	182,229
Devoteam SA		1,806	49,306
Eiffage SA		1,682	98,063
Electricite de Strasbourg SA		142	17,159
Eramet (I)		595	47,649
Esso SA Francaise (I)		1,526	81,592
Etablissements Maurel et Prom SA (I)		38,605	302,142
Euler Hermes SA		1,595	176,393
Euro Disney SCA (I)		34,160	49,866
Exel Industries SA, A Shares		185	8,794
Faiveley Transport SA		2,283	150,383
Faurecia		24,113	1,081,577
Fimalac		2,383	227,813
Fleury Michon SA		344	20,584
GameLoft SA (I)		22,556	111,015
Gaumont SA		489	25,998
Gaztransport Et Technigaz SA		1,727	106,642
	GEA	126	10,384
GL Events SA		3,931	79,219
Groupe Crit		1,384	71,118

16SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
France (continued)
Groupe Fnac (I)	1,208	$81,050
Groupe Gorge	1,934	53,699
Groupe Open	977	12,550
Guerbet SA	2,149	95,591
Haulotte Group SA	5,016	96,810
Havas SA	25,065	204,984
Hi-Media SA (I)	17,950	37,709
Imerys SA	814	60,859
Interparfums SA	3,681	119,965
Ipsen SA	13,534	721,641
IPSOS	14,479	387,009
Jacquet Metal Service	6,226	125,898
Korian SA	14,634	507,686
Lagardere SCA	50,311	1,522,030
Laurent-Perrier	809	74,782
Le Noble Age (I)	1,354	30,590
Lectra	10,636	159,047
Linedata Services	1,196	34,161
LISI	8,187	244,893
Maisons France Confort	1,083	39,937
Manitou BF SA	5,179	95,258
Manutan International	908	46,252
Mersen	3,879	104,989
METabolic EXplorer SA (I)	11,208	56,438
Metropole Television SA	21,951	418,061
MGI Coutier	4,649	79,066
Montupet	2,995	236,529
Naturex (L)	2,783	192,474
Neopost SA	12,538	595,041
Nexans SA (I)	16,654	658,985
Nexity SA	12,268	493,937
NextRadioTV	2,586	88,635
Norbert Dentressangle SA	1,371	330,641
NRJ Group (I)	2,509	20,334
Oeneo SA	2,420	15,953
Onxeo (I)	2,056	12,549
Orpea	13,169	927,403
Paris Orleans	3,420	92,804
Parrot SA (I)	3,625	110,708
Pierre & Vacances SA (I)	2,089	73,377
Plastic Omnium SA	25,691	728,292
PSB Industries SA	506	26,127
Rallye SA (L)	10,422	333,830
Recylex SA (I)	2,379	5,310
Rexel SA	45,554	834,374
Robertet SA	258	60,103
Rubis SCA	15,287	1,034,730
Saft Groupe SA	12,851	516,501
Samse SA	285	33,962
Sartorius Stedim Biotech	1,608	424,464
SEB SA	9,039	801,417
Seche Environnement SA	1,987	77,910
Sequana SA (I)	13,574	60,181
Societe d'Edition de Canal Plus	21,988	184,435

SEE NOTES TO FUND'S INVESTMENTS17

International Small Company Fund

	Shares	Value
France (continued)
Societe Internationale de Plantations d'Heveas SA	288	$12,629
Societe Marseillaise du Tunnel Prado-Carenage SA	219	7,883
Societe Television Francaise 1	48,408	815,489
SOITEC (I)(L)	88,803	75,810
Solocal Group (I)	492,385	245,629
Somfy SA	383	122,832
Sopra Steria Group	6,471	567,869
Stallergenes SA	455	28,971
Ste Industrielle d'Aviation Latecoere SA (I)	5,781	64,562
Stef SA	1,579	101,541
Store Electronic (I)	124	1,615
Synergie SA	3,628	87,096
Technicolor SA	110,597	708,759
Teleperformance	23,750	1,747,895
Tessi SA	410	41,945
Theolia SA (I)	62,327	47,279
Thermador Groupe	1,127	97,209
Touax SA	271	4,477
Trigano SA	3,960	134,887
UBISOFT Entertainment (I)	42,866	772,880
Union Financiere de France Banque SA	976	29,289
Valneva SE (I)	9,551	42,685
Vetoquinol SA	1,285	51,040
Vicat SA	5,785	407,206
Viel & Compagnie SA	6,515	21,476
Vilmorin & Compagnie SA	2,267	177,607
Virbac SA	1,518	365,947
VM Materiaux SA	539	14,345
Vranken-Pommery Monopole Group SA	407	12,832
Gabon 0.0%		65,622
Total Gabon	211	65,622
Georgia 0.1%		368,076
Bank of Georgia Holdings PLC	12,888	368,076
Germany 5.4%		37,696,622
Aareal Bank AG	25,200	1,001,839
Adler Modemaerkte AG	2,325	28,821
ADVA Optical Networking SE (I)	19,803	138,413
Air Berlin PLC (I)	5,366	6,885
AIXTRON SE (I)	17,077	129,845
Aixtron SE, ADR (I)(L)	3,360	25,670
Allgeier SE	2,463	46,546
Amadeus Fire AG	2,431	211,276
Atoss Software AG	232	10,137
Aurubis AG	13,863	862,170
Axel Springer SE	1,129	61,587
Balda AG (I)	3,880	11,412
Basler AG	410	26,893
Bauer AG	4,872	87,234
BayWa AG	6,577	230,779
Bechtle AG	6,895	507,098
Bertrandt AG	2,054	270,304
Bijou Brigitte AG	1,995	121,592
Bilfinger SE (L)	19,225	816,935

18SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Germany (continued)
Biotest AG	906	$78,008
Borussia Dortmund GmbH & Company KGaA	37,982	149,594
CANCOM SE	6,536	244,654
Carl Zeiss Meditec AG	13,450	328,580
Celesio AG	733	21,349
CENIT AG	4,392	78,658
CENTROTEC Sustainable AG	4,066	65,415
Cewe Stiftung & Company KGAA	2,665	161,014
comdirect bank AG	14,328	149,688
CompuGroup Medical AG	10,601	351,668
Constantin Medien AG (I)	7,438	13,751
CropEnergies AG	7,965	26,267
CTS Eventim AG & Company KGaA	16,927	602,354
Data Modul AG	635	23,813
DEAG Deutsche Entertainment AG	2,850	17,538
Delticom AG	3,267	82,592
Deutsche Beteiligungs AG	222	7,043
Deutsche Wohnen AG	13,407	326,899
Deutz AG	43,882	254,811
Dialog Semiconductor PLC (I)	30,116	1,681,046
DMG Mori AG	28,236	992,343
Dr Hoenle AG	1,598	40,907
Draegerwerk AG & Company KGaA	1,563	136,633
Drillisch AG	19,160	891,594
Duerr AG	9,598	982,614
Eckert & Ziegler AG	2,133	56,248
Elmos Semiconductor AG	5,362	116,837
ElringKlinger AG	12,783	349,627
Euromicron AG (I)	2,304	27,615
Evotec AG (I)	36,504	150,528
Fielmann AG (I)	4,864	334,077
First Sensor AG (I)	680	7,685
Francotyp-Postalia Holding AG	2,607	13,679
Freenet AG	49,443	1,628,544
Fuchs Petrolub SE	1,249	50,094
Gerresheimer AG	12,475	712,051
Gerry Weber International AG	7,054	224,159
Gesco AG	1,342	113,403
GFK AG	6,045	232,754
GFT Technologies AG	7,250	156,066
Grammer AG	5,899	217,461
Grenkeleasing AG	1,123	147,381
H&R AG (I)	1,666	12,839
Hamburger Hafen und Logistik AG	11,487	248,270
Heidelberger Druckmaschinen AG (I)	115,600	308,780
HOCHTIEF AG	812	61,925
Homag Group AG	2,213	85,049
Hornbach Baumarkt AG	1,625	66,095
Indus Holding AG	10,809	571,525
Init Innovation In Traffic Systems AG	1,525	39,360
Intershop Communications AG (I)	2,654	3,234
Isra Vision AG	1,585	104,805
Jenoptik AG	23,113	295,825
KION Group AG (I)	3,703	176,480

SEE NOTES TO FUND'S INVESTMENTS19

International Small Company Fund

	Shares	Value
Germany (continued)
Kloeckner & Company SE (L)	44,926	$392,650
Koenig & Bauer AG (I)	6,623	141,772
Kontron AG (I)	25,364	127,612
Krones AG	5,585	612,595
KSB AG	73	36,281
KUKA AG	11,114	881,303
KWS Saat AG	902	272,559
LEG Immobilien AG (I)	15,983	1,171,826
Leoni AG	13,182	860,539
LPKF Laser & Electronics AG (L)	8,835	79,802
Manz AG (I)	1,315	112,167
MasterFlex AG (I)	414	3,233
Mediclin AG (I)	8,179	32,266
Medigene AG (I)	843	7,677
MLP AG	14,178	64,750
Mobotix AG	402	4,898
MTU Aero Engines Holding AG	11,580	1,106,051
Muehlbauer Holding AG	618	12,131
MVV Energie AG	1,699	43,770
Nemetschek AG	2,180	277,058
Nexus AG	1,186	21,202
Nordex SE (I)	26,497	637,328
Norma Group SE	14,058	754,757
OHB SE	2,619	57,922
Osram Licht AG	16,825	887,946
Patrizia Immobilien AG (I)	14,148	293,131
Pfeiffer Vacuum Technology AG	4,627	428,463
PNE Wind AG	22,791	56,659
PSI AG (I)	2,339	28,167
Puma SE	712	114,044
PVA TePla AG (I)	1,400	3,309
QSC AG	42,179	94,837
R Stahl AG	823	35,790
Rational AG	1,048	403,135
Rheinmetall AG	16,889	889,319
Rhoen-Klinikum AG	22,207	619,225
SAF-Holland SA	16,905	256,396
Salzgitter AG	16,660	605,543
Schaltbau Holding AG	2,428	136,489
SGL Carbon SE (I)	4,955	81,384
SHW AG	2,463	113,820
Singulus Technologies AG (I)	27,287	27,880
Sixt SE	6,249	271,006
SKW Stahl-Metallurgie Holding AG (I)	2,060	14,707
SMA Solar Technology AG (I)(L)	4,351	81,536
SMT Scharf AG (I)	1,261	22,713
Softing AG	2,069	30,809
Software AG	24,645	696,655
Solarworld AG (I)	90	1,514
STADA Arzneimittel AG (L)	26,709	928,298
STRATEC Biomedical AG	1,400	71,209
Stroeer Media AG	8,288	347,065
Suedzucker AG (L)	27,135	423,852
Suss Microtec AG (I)	10,574	63,028

20SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Germany (continued)
Syzygy AG	4,636	$46,923
TAG Immobilien AG	28,673	368,914
Takkt AG	12,349	232,110
Technotrans AG	3,217	59,782
Tom Tailor Holding AG (I)	5,865	66,661
Tomorrow Focus AG	7,724	40,698
TUI AG	55,781	990,261
Vossloh AG (I)	3,813	234,476
VTG AG	6,856	168,376
Wacker Neuson SE	10,607	245,037
Washtec AG	4,717	106,095
Wincor Nixdorf AG	10,573	394,920
XING AG	1,001	185,626
Gibraltar 0.1%		540,158
888 Holdings PLC	55,416	139,454
Bwin.Party Digital Entertainment PLC	248,582	400,704
Greece 0.0%		82
Alapis Holding Industrial and Commercial SA of Pharmaceutical (I)	1,810	82
TT Hellenic Postbank SA (I)	20,725	0
Guernsey, Channel Islands 0.0%		35,956
Raven Russia, Ltd. (I)	39,227	34,931
Tethys Petroleum, Ltd. (I)	10,200	1,025
Hong Kong 3.6%		25,050,743
Aeon Stores Hong Kong Company, Ltd.	22,000	28,797
Alco Holdings, Ltd.	54,000	12,674
Allied Group, Ltd.	18,000	111,497
Allied Properties HK, Ltd.	726,000	219,853
APAC Resources, Ltd. (I)	98,541	4,440
APT Satellite Holdings, Ltd.	153,000	183,269
Asia Financial Holdings, Ltd.	94,000	56,416
Asia Satellite Telecom Holdings Company, Ltd.	38,220	134,637
Asia Standard International Group, Ltd.	354,000	95,827
Associated International Hotels, Ltd.	26,000	81,468
Auto Italia Holdings (I)	225,000	12,295
Bonjour Holdings, Ltd.	635,000	55,620
Brightoil Petroleum Holdings, Ltd. (I)	757,000	419,577
Brockman Mining, Ltd. (I)	855,430	35,361
Burwill Holdings, Ltd. (I)	1,604,000	107,443
Cafe de Coral Holdings, Ltd.	128,000	490,738
CEC International Holdings, Ltd.	70,000	20,479
Century City International Holdings, Ltd.	164,000	16,696
Champion Technology Holdings, Ltd. (I)	494,000	14,972
Chen Hsong Holdings	40,000	11,637
Cheung Wo International Holdings, Ltd. (I)	210,000	37,922
Chevalier International Holdings, Ltd.	48,000	89,712
China Beidahuang Industry Group, Ltd. (I)	130,000	41,632
China Daye Non-Ferrous Metals Mining, Ltd. (I)	1,590,000	72,577
China Electronics Corp. Holdings Company, Ltd.	356,000	205,889
China Energy Development Holdings, Ltd. (I)	3,364,000	105,985
China Metal International Holdings, Inc.	58,000	19,449
China Smarter Energy Group Holdings, Ltd. (I)	898,000	199,472
China Solar Energy Holdings, Ltd. (I)	127,000	2,948

SEE NOTES TO FUND'S INVESTMENTS21

International Small Company Fund

	Shares	Value
Hong Kong (continued)
China Star Entertainment, Ltd. (I)	2,650,000	$43,944
China Strategic Holdings, Ltd. (I)	915,000	56,001
China Ting Group Holdings, Ltd. (I)	124,000	13,876
Chow Sang Sang Holdings International, Ltd.	123,000	268,564
Chu Kong Shipping Enterprise Group Company, Ltd.	164,000	80,681
Chuang's Consortium International, Ltd.	332,021	49,254
Citic Telecom International Holdings, Ltd.	573,000	296,555
CK Life Sciences International Holdings, Inc.	1,270,000	152,156
Convenience Retail Asia, Ltd.	68,000	41,654
CP Lotus Corp. (I)	280,000	8,652
Crocodile Garments (I)	185,000	41,475
Cross-Harbour Holdings, Ltd.	22,000	25,828
CSI Properties, Ltd	2,266,333	93,244
CST Mining Group, Ltd. (I)	2,711,040	45,062
Dah Sing Banking Group, Ltd.	179,248	423,638
Dah Sing Financial Holdings, Ltd.	81,544	601,267
Dan Form Holdings Company, Ltd.	66,000	16,100
Dickson Concepts International, Ltd.	94,000	39,123
DMX Technologies Group, Ltd. (I)	34,000	2,749
Dorsett Hospitality International, Ltd.	299,000	62,788
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Capital Group, Ltd.	819,000	181,867
Emperor Entertainment Hotel, Ltd.	215,000	53,189
Emperor International Holdings, Ltd.	374,250	90,649
Emperor Watch & Jewellery, Ltd.	1,310,000	64,926
ENM Holdings, Ltd. (I)	60,000	4,478
EPI Holdings, Ltd. (I)	106,000	9,843
Esprit Holdings, Ltd.	821,650	820,187
eSun Holdings, Ltd. (I)	113,000	22,570
Fairwood Holdings, Ltd.	29,500	87,106
Far East Consortium International, Ltd.	489,116	229,969
First Pacific Company, Ltd.	226,000	213,843
Fountain SET Holdings, Ltd.	170,000	29,129
Fullshare Holdings, Ltd. (I)	1,560,000	247,496
Future Bright Holdings, Ltd.	162,000	30,700
G-Resources Group, Ltd. (I)	8,689,800	335,543
GCL New Energy Holdings, Ltd. (I)	912,000	103,281
Get Nice Holdings, Ltd.	1,866,000	124,793
Giordano International, Ltd.	493,708	279,423
Global Brands Group Holding, Ltd. (I)	1,508,000	338,093
Glorious Sun Enterprises, Ltd.	88,000	20,414
Gold Peak Industries Holding, Ltd.	90,000	13,901
Guangnan Holdings, Ltd.	108,000	23,901
Guotai Junan International Holdings, Ltd. (L)	181,200	346,502
Haitong International Securities Group, Ltd. (L)	389,040	428,774
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hao Tian Development Group, Ltd. (I)	352,000	54,845
Harbour Centre Development, Ltd.	37,500	66,814
HKR International, Ltd.	393,600	243,851
HNA International Investment Holdings, Ltd. (I)	556,000	58,702
Hong Kong Aircraft Engineering Company, Ltd.	12,400	134,616
Hong Kong Ferry Holdings Company, Ltd.	10,000	16,145
Hong Kong Television Network, Ltd. (I)	31,000	11,586
Hong Kong Television Network, Ltd., ADR (I)	1,717	12,706

22SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Hongkong Chinese, Ltd.	224,000	$52,806
Hop Hing Group Holdings, Ltd.	920,000	20,116
Hopewell Holdings, Ltd.	232,500	907,756
Hsin Chong Construction Group, Ltd.	920,000	115,074
Hung Hing Printing Group, Ltd.	76,216	12,185
Hutchison Telecommunications Hong Kong Holdings, Ltd.	558,000	239,417
I-CABLE Communications, Ltd. (I)	332,000	33,755
Imagi International Holdings, Ltd. (I)	3,127,500	132,920
Integrated Waste Solutions Group Holdings, Ltd. (I)	432,000	20,548
International Standard Resources Holdings, Ltd. (I)	900,000	41,702
iOne Holdings, Ltd. (I)	980,000	80,772
IPE Group, Ltd.	220,000	35,436
IRC, Ltd. (I)	400,000	24,430
IT, Ltd.	234,808	91,993
ITC Corp., Ltd.	256,000	32,664
Johnson Electric Holdings, Ltd.	137,000	490,685
K Wah International Holdings, Ltd.	492,655	299,663
Kader Holdings Company, Ltd. (I)	248,000	36,093
Keck Seng Investments, Ltd.	1,000	1,000
Kerry Logistics Network, Ltd.	14,500	22,768
Kingston Financial Group, Ltd.	1,964,000	859,120
Kowloon Development Company, Ltd.	146,000	193,789
Lai Sun Development Company, Ltd.	5,124,333	139,421
Lee's Pharmaceutical Holdings, Ltd.	14,500	25,603
Lifestyle International Holdings, Ltd.	199,000	361,230
Lippo China Resources, Ltd.	1,494,000	68,318
Lippo, Ltd.	31,250	19,555
Lisi Group Holdings, Ltd. (I)	198,000	16,090
Liu Chong Hing Investment, Ltd.	86,000	113,431
Luen Thai Holdings, Ltd.	103,000	22,057
Luk Fook Holdings International, Ltd.	130,000	413,308
Lung Kee Holdings, Ltd.	48,000	15,286
Magnificent Estates	438,000	22,845
Man Wah Holdings, Ltd.	266,800	301,262
Man Yue Technology Holdings, Ltd.	46,000	10,872
Mandarin Oriental International, Ltd.	10,900	17,206
Mei Ah Entertainment Group, Ltd. (I)	500,000	83,550
Melco International Development, Ltd.	114,000	171,581
Midland Holdings, Ltd. (I)	322,000	158,261
Ming Fai International Holdings, Ltd.	41,000	6,667
Miramar Hotel & Investment Company, Ltd.	23,000	39,226
Mongolia Energy Corp., Ltd. (I)	219,000	15,752
National Electronic Holdings, Ltd.	40,000	6,489
Natural Beauty Bio-Technology, Ltd.	230,000	20,765
Neo-Neon Holdings, Ltd. (I)	228,000	52,578
Neptune Group, Ltd. (I)	970,000	20,096
New Times Energy Corp., Ltd. (I)	36,600	1,601
NewOcean Energy Holdings, Ltd.	462,000	232,183
Next Media, Ltd.	276,000	28,064
Noble Group, Ltd.	183,300	107,908
O Luxe Holdings, Ltd. (I)	595,500	39,304
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	295,000	30,734
Orient Overseas International, Ltd.	60,000	331,649
Oriental Watch Holdings, Ltd.	190,000	35,023

SEE NOTES TO FUND'S INVESTMENTS23

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Pacific Andes International Holdings, Ltd. (I)	1,365,305	$50,014
Pacific Basin Shipping, Ltd.	632,000	235,015
Pacific Textile Holdings, Ltd.	188,000	263,220
Paliburg Holdings, Ltd.	71,380	28,894
Paradise Entertainment, Ltd.	176,000	63,349
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	663,000	32,444
Perfect Shape PRC Holdings, Ltd.	92,000	22,761
Pico Far East Holdings, Ltd.	324,000	94,363
Playmates Holdings, Ltd.	52,000	64,790
Playmates Toys, Ltd.	224,000	49,068
Polytec Asset Holdings, Ltd.	600,000	85,766
Public Financial Holdings, Ltd.	72,000	37,306
PYI Corp., Ltd.	1,100,801	41,138
Regal Hotels International Holdings, Ltd.	195,200	120,494
SA SA International Holdings, Ltd. (L)	378,000	196,239
SAS Dragon Holdings, Ltd.	156,000	41,197
SEA Holdings, Ltd.	52,000	43,521
Seec Media Group, Ltd. (I)	542,000	40,443
Shenyin Wanguo HK, Ltd.	180,000	184,424
Shougang Concord Grand Group (I)	231,000	24,397
Shun Tak Holdings, Ltd.	595,250	354,049
Silver Base Group Holdings, Ltd. (I)	258,000	63,677
Sing Tao News Corp., Ltd.	58,000	10,236
Singamas Container Holdings, Ltd.	670,000	127,589
Sitoy Group Holdings, Ltd.	111,000	74,369
SmarTone Telecommunications Holdings, Ltd.	136,089	233,744
SOCAM Development, Ltd. (I)	116,927	106,753
Solomon Systech International, Ltd. (I)	504,000	27,557
Soundwill Holdings, Ltd.	42,000	82,769
Stella International Holdings, Ltd.	179,000	444,102
Stelux Holdings International, Ltd.	200,000	43,526
Sun Hung Kai & Company, Ltd.	342,318	347,413
Symphony Holdings, Ltd. (I)	290,000	39,676
TAI Cheung Holdings, Ltd.	82,000	73,751
Tan Chong International, Ltd.	63,000	22,730
Tao Heung Holdings, Ltd.	95,000	40,964
Television Broadcasts, Ltd.	119,500	734,573
Texwinca Holdings, Ltd.	268,000	259,830
The Hongkong & Shanghai Hotels, Ltd.	152,000	216,184
Titan Petrochemicals Group, Ltd. (I)	600,000	19,036
Tradelink Electronic Commerce, Ltd.	228,000	59,285
Transport International Holdings, Ltd.	118,800	281,753
Trinity, Ltd.	408,000	94,576
TSC Group Holdings, Ltd. (I)	185,000	55,470
United Laboratories International Holdings, Ltd. (I)	224,500	172,240
Value Partners Group, Ltd.	264,000	527,758
Vanke Property Overseas, Ltd.	11,000	13,342
Varitronix International, Ltd.	142,000	126,236
Victory City International Holdings, Ltd.	611,840	107,889
Vitasoy International Holdings, Ltd.	316,000	584,172
VS International Group, Ltd. (I)	232,000	18,530
VST Holdings Company, Ltd.	372,400	150,598
VTech Holdings, Ltd.	34,900	459,465

24SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Wai Kee Holdings, Ltd.	72,000	$26,904
Willie International Holdings, Ltd. (I)	450,000	40,062
Winfull Group Holdings, Ltd. (I)	552,000	25,214
Wing On Company International, Ltd.	17,000	62,718
Wing Tai Properties, Ltd.	68,000	45,844
Xinyi Glass Holdings, Ltd.	818,000	491,756
YGM Trading, Ltd.	22,000	31,639
Yuan Heng Gas Holdings, Ltd. (I)	124,000	9,579
India 0.0%		333,533
Vedanta Resources PLC	37,139	333,533
Ireland 1.7%		12,261,115
Aer Lingus Group PLC	25,626	68,388
Beazley PLC	200,034	910,057
C&C Group PLC	65,089	251,266
DCC PLC	29,748	2,367,005
FBD Holdings PLC	9,931	103,702
Glanbia PLC	46,938	923,681
Grafton Group PLC	46,576	581,763
Greencore Group PLC	149,514	753,035
IFG Group PLC	22,431	50,981
Independent News & Media PLC (I)	70,031	15,226
Irish Continental Group PLC	34,595	158,689
Kenmare Resources PLC (I)	214,459	13,665
Kingspan Group PLC	38,438	876,536
Paddy Power PLC	7,126	631,671
Smurfit Kappa Group PLC	83,710	2,464,910
UDG Healthcare PLC	105,784	856,520
XL Group PLC	32,750	1,234,020
Isle of Man 0.1%		917,744
Hansard Global PLC	11,952	18,063
Playtech PLC	70,851	899,681
Israel 0.7%		5,230,187
Africa Israel Investments, Ltd. (I)	48,492	42,643
Africa Israel Properties, Ltd.	4,887	74,580
Airport City, Ltd. (I)	10,983	119,645
AL-ROV Israel, Ltd. (I)	1,404	39,460
Allot Communications, Ltd. (I)	3,802	29,012
Alrov Properties And Lodgings, Ltd. (I)	820	15,468
Amot Investments, Ltd.	29,004	97,765
AudioCodes, Ltd. (I)	4,617	20,206
Avgol Industries 1953, Ltd.	22,734	22,850
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	20,980
Bayside Land Corp.	222	72,758
Big Shopping Centers 2004, Ltd. (I)	860	44,395
Blue Square Real Estate, Ltd.	1,175	43,954
Brainsway, Ltd. (I)	1,628	12,632
Cellcom Israel, Ltd. (I)	1,000	4,100
Cellcom Israel, Ltd. (I)	13,952	57,342
Ceragon Networks, Ltd. (I)	4,174	5,045
Clal Biotechnology Industries, Ltd. (I)	10,503	11,608
Clal Insurance Enterprise Holdings, Ltd. (I)	7,277	117,125
Cohen Development & Industrial Buildings, Ltd.	330	8,194

SEE NOTES TO FUND'S INVESTMENTS25

International Small Company Fund

	Shares	Value
Israel (continued)
Compugen, Ltd. (I)	14,719	$95,091
Delek Automotive Systems, Ltd.	10,997	133,415
Delta Galil Industries, Ltd.	3,158	101,021
Direct Insurance Financial Investments, Ltd. (I)	3,707	25,162
Electra Israel, Ltd.	684	88,230
Elron Electronic Industries, Ltd.	3,504	16,467
Equital, Ltd. (I)	975	15,971
Evogene, Ltd. (I)	4,508	42,989
EZchip Semiconductor, Ltd. (I)	2,557	43,162
EZchip Semiconductor, Ltd. (I)(L)	8,557	143,330
First International Bank of Israel, Ltd.	7,919	106,355
Formula Systems, Ltd.	2,490	70,248
Fox Wizel, Ltd.	1,319	26,300
Frutarom Industries, Ltd.	12,348	485,200
Gilat Satellite Networks, Ltd. (I)	621	3,533
Gilat Satellite Networks, Ltd. (I)	3,053	17,583
Hadera Paper, Ltd. (I)	503	9,911
Harel Insurance Investments & Financial Services, Ltd.	45,752	199,403
Industrial Buildings Corp.	16,301	17,130
Israel Discount Bank, Ltd. (I)	142,860	254,171
Ituran Location & Control, Ltd.	5,755	136,872
Jerusalem Oil Exploration (I)	3,071	121,255
Kamada, Ltd. (I)	9,497	40,985
Magic Software Enterprises, Ltd.	6,056	39,560
Matrix IT, Ltd.	11,728	65,889
Mazor Robotics, Ltd. (I)	11,931	76,961
Melisron, Ltd.	5,084	190,930
Menorah Mivtachim Holdings, Ltd.	10,287	93,987
Migdal Insurance Financial Holding, Ltd.	37,835	44,321
Mivtach Shamir Holdings, Ltd.	1,455	32,146
Naphtha Israel Petroleum Corp., Ltd. (I)	12,717	86,394
NICE Systems, Ltd.	2	126
Nitsba Holdings 1995, Ltd. (I)	12,427	204,831
Nova Measuring Instruments, Ltd. (I)	8,212	98,880
Oil Refineries, Ltd. (I)	380,180	142,317
Partner Communications Company, Ltd. (I)	23,067	55,250
Paz Oil Company, Ltd.	1,576	234,009
Perion Network, Ltd. (I)	699	2,336
Plasson Industries, Ltd. (I)	1,061	36,822
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,393	95,784
Sapiens International Corp. NV	6,541	59,949
Shikun & Binui, Ltd.	72,021	166,469
Shufersal, Ltd. (I)	25,929	59,450
Strauss Group, Ltd. (I)	4,662	79,109
Summit Real Estate Holdings, Ltd. (I)	2,643	11,725
The Phoenix Holdings, Ltd.	23,033	65,433
Tower Semiconductor, Ltd. (I)(L)	5,480	84,556
Tower Semiconductor, Ltd. (I)	8,932	139,364
Union Bank of Israel, Ltd. (I)	2,889	10,043
Italy 3.8%		26,472,337
A2A SpA	498,852	622,451
ACEA SpA	22,134	310,987
Aeffe SpA (I)	10,932	27,763
Alerion Cleanpower SpA	3,891	13,085

26SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Italy (continued)
Amplifon SpA	37,857	$300,747
Ansaldo STS SpA	37,273	385,035
Arnoldo Mondadori Editore SpA (I)	65,595	80,311
Ascopiave SpA	26,339	64,483
Astaldi SpA	23,310	203,402
Autogrill SpA (I)	41,092	379,401
Azimut Holding SpA	36,159	1,027,773
Banca Finnat Euramerica SpA	29,383	16,141
Banca Generali SpA	17,146	610,106
Banca IFIS SpA	7,820	168,532
Banca Monte dei Paschi di Siena SpA (I)(L)	13,760	28,012
Banca Popolare dell'Emilia Romagna SC	175,956	1,526,764
Banca Popolare dell'Etruria e del Lazio (I)(L)	72,300	46,294
Banca Popolare di Milano SCARL	1,556,537	1,614,786
Banca Popolare di Sondrio SCARL	136,295	656,282
Banca Profilo SpA	104,135	33,897
Banco di Desio e della Brianza SpA	13,389	47,528
Banco Popolare SC (I)	94,051	1,590,325
BasicNet SpA	19,265	84,221
Beghelli SpA (I)	11,564	5,829
Biesse SpA	5,080	93,030
Brembo SpA	11,013	468,200
Brunello Cucinelli SpA	7,111	134,591
Buzzi Unicem SpA	28,191	432,267
Cairo Communication SpA	9,146	48,175
Caltagirone Editore SpA (I)	5,211	5,224
Cembre SpA	1,340	22,249
Cementir SpA	22,641	149,441
CIR-Compagnie Industriali Riunite SpA (I)	198,303	229,578
Credito Emiliano SpA	32,471	269,162
Credito Valtellinese Scarl (I)	375,795	514,847
Danieli & C Officine Meccaniche SpA	5,205	113,322
Datalogic SpA	8,618	117,838
Davide Campari Milano SpA	102,579	783,932
De'Longhi SpA	18,372	436,885
DeA Capital SpA (I)	4,303	7,426
Delclima	18,320	45,935
DiaSorin SpA	7,555	342,348
Ei Towers SpA	6,732	410,433
EL.EN. SpA	1,015	42,630
Elica SpA	3,807	9,061
Engineering SpA	2,252	147,680
ERG SpA	23,689	294,232
Esprinet SpA	12,785	109,145
Eurotech SpA (I)	10,718	22,193
Falck Renewables SpA	46,622	61,789
Finmeccanica SpA (I)	54,630	726,291
FNM SpA	30,895	21,627
Gas Plus SpA	265	1,148
Geox SpA (I)(L)	28,027	108,287
Gruppo Editoriale L'Espresso SpA (I)	71,235	84,609
Gruppo Mutuionline SpA	4,364	35,078
Hera SpA	203,830	538,743
IMMSI SpA (I)	78,958	55,237

SEE NOTES TO FUND'S INVESTMENTS27

International Small Company Fund

	Shares	Value
Italy (continued)
Industria Macchine Automatiche SpA	4,695	$247,258
Intek Group SpA (I)	26,355	10,380
Interpump SpA	32,223	551,049
Iren SpA	206,051	296,966
Italcementi SpA	52,674	359,550
Italmobiliare SpA	3,110	99,121
Juventus Football Club SpA (I)	144,708	47,754
La Doria SpA	3,422	50,152
Landi Renzo SpA (I)	9,280	10,289
Maire Tecnimont SpA (I)(L)	50,272	151,875
MARR SpA	13,711	252,936
Nice SpA	3,458	11,403
Piaggio & C SpA	67,185	217,941
Prelios SpA (I)(L)	11,532	5,302
Prima Industrie SpA	1,462	30,160
Prysmian SpA	72,624	1,642,633
RCS MediaGroup SpA (I)(L)	86,445	117,019
Recordati SpA	33,154	697,504
Reno de Medici SpA (I)	56,822	24,056
Reply SpA	1,989	197,729
Retelit SpA (I)	39,468	26,708
Sabaf SpA	2,768	39,054
Safilo Group SpA (I)	15,800	228,660
Salini Impregilo SpA	53,691	239,611
Salvatore Ferragamo Italia SpA	10,534	332,567
Saras SpA (I)	91,463	151,997
SAVE SpA	5,677	76,188
Servizi Italia SpA	3,687	19,731
Snai SpA (I)	13,216	22,871
Societa Cattolica di Assicurazioni SCRL	55,158	432,134
Societa Iniziative Autostradali e Servizi SpA	24,696	270,940
Sogefi SpA (I)	21,868	67,939
SOL SpA	10,113	88,328
Sorin SpA (I)	130,649	386,756
Tiscali SpA (I)	641,224	45,075
Tod's SpA (L)	4,006	369,738
Trevi Finanziaria Industriale SpA	41,140	102,651
TXT e-solutions SpA	2,388	20,695
Unipol Gruppo Finanziario SpA	99,247	538,035
Vianini Lavori SpA	4,074	30,539
Vittoria Assicurazioni SpA	10,447	111,489
World Duty Free SpA (I)	37,695	418,303
Yoox SpA (I)	19,779	643,562
Zignago Vetro SpA	10,467	60,901
Japan 22.0%		154,607,806
A&D Company, Ltd.	5,600	23,513
Accordia Golf Company, Ltd.	32,000	296,583
Achilles Corp.	58,000	76,706
Adastria Holdings Company, Ltd.	6,020	171,548
ADEKA Corp.	31,891	440,376
Aderans Company, Ltd.	10,100	89,595
Advan Company, Ltd.	4,000	51,088
Advanex, Inc.	10,000	14,616
Aeon Delight Company, Ltd.	2,100	57,341

28SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Aeon Fantasy Company, Ltd. (L)	3,900	$66,759
Aeon Hokkaido Corp.	3,200	16,762
AGORA Hospitality Group Company, Ltd. (I)	74,000	27,363
Agro-kanesho Company, Ltd.	3,700	27,574
Ahresty Corp.	10,800	86,210
Ai Holdings Corp.	12,100	203,489
Aica Kogyo Company, Ltd.	17,100	382,179
Aichi Corp.	17,100	93,579
Aichi Steel Corp.	41,000	196,645
Aichi Tokei Denki Company, Ltd.	6,000	16,465
Aida Engineering, Ltd.	18,200	211,550
Ain Pharmaciez, Inc.	6,600	261,676
Aiphone Company, Ltd.	6,600	108,184
Airport Facilities Company, Ltd.	8,100	45,333
Aisan Industry Company, Ltd.	14,400	133,676
Aizawa Securities Company, Ltd.	12,700	86,384
Akebono Brake Industry Company, Ltd. (L)	38,100	129,273
Alconix Corp.	3,200	51,615
Alinco, Inc.	5,600	51,789
Allied Telesis Holdings KK	6,100	3,781
Alpen Company, Ltd.	7,500	117,591
Alpha Corp.	1,000	11,150
Alpha Systems, Inc.	1,120	15,782
Alpine Electronics, Inc.	16,415	349,548
Alps Logistics Company, Ltd.	2,000	25,114
Altech Corp.	4,500	82,414
Amano Corp.	20,600	279,936
Amiyaki Tei Company, Ltd.	1,700	67,648
Amuse, Inc.	3,200	89,794
Anest Iwata Corp.	12,000	74,997
Anritsu Corp.	46,997	332,087
AOI Electronics Company, Ltd.	700	27,590
AOKI Holdings, Inc.	16,500	234,465
Aoyama Trading Company, Ltd.	15,800	601,103
Arakawa Chemical Industries, Ltd.	6,600	75,477
Arata Corp.	14,000	41,414
Araya Industrial Company, Ltd. (L)	21,000	30,495
Arcland Sakamoto Company, Ltd.	7,000	163,649
Arcs Company, Ltd.	11,284	235,718
Ardepro Company, Ltd. (I)	12,900	14,768
Argo Graphics, Inc.	2,600	37,684
Ariake Japan Company, Ltd.	6,300	229,268
Arisawa Manufacturing Company, Ltd.	15,000	128,275
Arrk Corp. (I)(L)	37,400	39,927
Artnature, Inc.	6,000	52,606
As One Corp.	5,400	188,200
Asahi Broadcasting Corp.	900	7,241
Asahi Company, Ltd. (L)	5,000	43,185
Asahi Diamond Industrial Company, Ltd.	22,300	250,500
Asahi Holdings, Inc.	9,400	167,552
Asahi Intecc Company, Ltd.	3,500	205,034
Asahi Kogyosha Company, Ltd.	2,000	7,358
Asahi Net, Inc.	3,000	12,468
Asahi Organic Chemicals Industry Company, Ltd.	31,000	66,476

SEE NOTES TO FUND'S INVESTMENTS29

International Small Company Fund

	Shares	Value
Japan (continued)
Asanuma Corp. (L)	23,000	$30,556
Asatsu-DK, Inc.	11,900	302,114
Ashikaga Holdings Company, Ltd.	6,300	26,245
Ashimori Industry Company, Ltd.	22,000	34,781
Asia Growth Capital, Ltd. (I)(L)	19,600	29,456
ASKA Pharmaceutical Company, Ltd.	9,100	91,520
ASKUL Corp.	3,500	88,785
Asunaro Aoki Construction Company, Ltd.	4,000	27,047
Ateam, Inc.	1,700	34,832
Atom Corp.	11,300	73,174
Atsugi Company, Ltd.	40,000	38,246
Autobacs Seven Company, Ltd.	19,500	313,229
Avex Group Holdings, Inc.	12,400	230,844
Axell Corp.	3,300	43,340
Axial Retailing, Inc.	5,000	124,829
Azbil Corp.	17,900	485,952
Bando Chemical Industries, Ltd.	32,000	133,147
Bank of the Ryukyus, Ltd.	15,900	246,029
Belc Company, Ltd.	3,900	108,369
Belluna Company, Ltd.	20,300	96,812
Benefit One, Inc.	4,500	86,342
Best Denki Company, Ltd. (L)	25,700	30,584
Bic Camera, Inc. (L)	22,200	220,291
Biofermin Pharmaceutical Company, Ltd.	1,500	34,491
Bit-isle, Inc.	7,500	30,871
BML, Inc.	5,200	158,455
Bookoff Corp.	2,900	20,956
BP Castrol KK	2,800	30,881
Broadleaf Company, Ltd.	2,800	37,789
Bronco Billy Company, Ltd.	1,300	54,487
Bunka Shutter Company, Ltd.	24,000	202,733
C Uyemura & Company, Ltd.	2,600	138,704
CAC Holdings Corp.	4,000	35,314
Calsonic Kansei Corp.	55,000	411,894
Can Do Company, Ltd.	3,300	40,384
Canon Electronics, Inc.	7,100	144,478
Capcom Company, Ltd.	15,700	302,905
Career Design Center Company, Ltd.	200	1,872
Carlit Holdings Company, Ltd.	4,600	23,706
Cawachi, Ltd.	6,700	100,944
Central Glass Company, Ltd.	75,432	316,411
Central Sports Company, Ltd. (L)	2,000	36,966
CFS Corp.	2,700	24,535
Chimney Company, Ltd.	1,300	32,498
Chino Corp.	2,500	24,522
Chiyoda Company, Ltd.	9,000	198,430
Chiyoda Integre Company, Ltd.	6,600	172,095
Chofu Seisakusho Company, Ltd.	2,800	67,190
Chori Company, Ltd.	4,900	78,908
Chubu Shiryo Company, Ltd.	6,800	48,902
Chudenko Corp.	6,700	127,904
Chuetsu Pulp & Paper Company, Ltd. (L)	39,000	78,857
Chugai Mining Company, Ltd. (I)	34,900	7,864
Chugai Ro Company, Ltd.	26,000	58,857

30SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Chugoku Marine Paints, Ltd.	26,000	$202,498
Chuo Gyorui Company, Ltd.	3,000	6,567
Chuo Spring Company, Ltd.	1,000	2,710
CKD Corp.	25,100	262,874
Clarion Company, Ltd. (L)	41,000	121,690
Cleanup Corp.	9,900	70,217
CMIC Holdings Company, Ltd. (L)	4,200	56,457
CMK Corp.	18,000	46,293
Coca-Cola Central Japan Company, Ltd.	2,887	53,318
Coca-Cola West Company, Ltd.	22,800	411,656
Cocokara Fine, Inc.	5,730	157,757
Colowide Company, Ltd. (L)	16,200	238,700
Computer Engineering & Consulting, Ltd.	5,400	42,743
COMSYS Holdings Corp.	3,200	46,283
CONEXIO Corp.	7,200	72,639
COOKPAD, Inc. (L)	5,300	222,595
Corona Corp.	6,300	61,397
Cosel Company, Ltd.	9,800	117,902
Cosmo Oil Company, Ltd.	206,000	347,775
CREATE SD HOLDINGS Company, Ltd.	4,100	169,979
Cresco, Ltd.	1,400	21,485
CROOZ, Inc.	1,900	57,478
CTI Engineering Company, Ltd.	5,600	55,227
DA Consortium, Inc.	12,200	45,332
Dai Nippon Toryo Company, Ltd.	48,000	72,423
Dai-Dan Company, Ltd.	7,000	49,718
Dai-ichi Seiko Company, Ltd.	4,500	81,165
Daibiru Corp.	16,600	153,215
Daido Kogyo Company, Ltd.	18,000	36,725
Daido Metal Company, Ltd.	11,000	110,967
Daido Steel Company, Ltd.	6,000	28,939
Daidoh, Ltd.	9,700	40,171
Daifuku Company, Ltd.	28,000	423,000
Daihatsu Diesel Manufacturing Company, Ltd.	9,000	51,781
Daihen Corp.	40,000	205,955
Daiho Corp. (L)	26,000	116,043
Daiichi Jitsugyo Company, Ltd.	17,000	89,371
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,000	31,397
Daiichikosho Company, Ltd.	8,500	278,511
Daiken Corp.	38,000	95,081
Daiken Medical Company, Ltd. (L)	5,800	63,912
Daiki Aluminium Industry Company, Ltd.	12,000	40,796
Daikoku Denki Company, Ltd.	2,700	38,173
Daikokutenbussan Company, Ltd.	2,100	80,168
Daikyo, Inc.	100,144	147,619
Dainichi Company, Ltd.	2,100	13,554
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	25,000	131,764
Daio Paper Corp.	31,000	322,567
Daiseki Company, Ltd.	10,700	202,267
Daishinku Corp. (L)	14,000	34,857
Daiso Company, Ltd.	27,000	91,420
Daisue Construction Company, Ltd.	2,300	15,353
Daisyo Corp.	2,100	25,442
Daito Pharmaceutical Company, Ltd.	3,850	81,407

SEE NOTES TO FUND'S INVESTMENTS31

International Small Company Fund

	Shares	Value
Japan (continued)
Daiwa Industries, Ltd.	5,000	$33,108
Daiwabo Holdings Company, Ltd.	91,000	174,691
DC Company, Ltd.	5,300	19,394
DCM Holdings Company, Ltd.	34,420	314,561
Denki Kagaku Kogyo KK	136,000	615,468
Denki Kogyo Company, Ltd.	12,000	56,225
Denyo Company, Ltd.	7,400	117,653
Descente, Ltd.	20,000	303,922
Dijet Industrial Company, Ltd.	3,000	5,293
DKS Company, Ltd. (L)	20,000	58,982
DMG Mori Seiki Company, Ltd.	4,600	90,638
Doshisha Company, Ltd.	9,400	153,466
Doutor Nichires Holdings Company, Ltd.	9,693	185,178
Dr. Ci:Labo Company, Ltd.	4,200	149,997
Dream Incubator, Inc. (L)	1,500	33,094
DSB Company, Ltd.	2,200	17,633
DTS Corp.	8,800	188,051
Dunlop Sports Company, Ltd.	4,800	47,898
Duskin Company, Ltd.	15,100	247,633
Dydo Drinco, Inc.	1,500	66,106
Dynic Corp.	1,000	1,524
Eagle Industry Company, Ltd.	9,000	198,332
Earth Chemical Company, Ltd.	3,800	139,422
Ebara Corp.	116,000	561,477
Ebara Jitsugyo Company, Ltd.	3,300	39,290
EDION Corp.	32,700	244,053
Eidai Company, Ltd.	8,000	30,205
Eiken Chemical Company, Ltd.	6,700	141,539
Eizo Corp.	7,700	180,610
Elecom Company, Ltd.	2,900	75,483
Elematec Corp.	3,300	80,751
Em Systems Company, Ltd.	1,000	17,949
en-japan, Inc.	4,300	58,603
Endo Lighting Corp.	4,400	49,859
Enplas Corp.	3,100	131,916
Enshu, Ltd. (I)	34,000	31,628
EPS Holdings, Inc.	10,700	119,024
ESPEC Corp.	9,700	109,017
Excel Company, Ltd.	2,800	32,806
Exedy Corp.	10,900	283,268
F T Communications Company, Ltd.	1,300	23,534
F-Tech, Inc.	3,500	36,440
F@N Communications Inc. (L)	13,400	110,891
Faith, Inc.	510	6,534
FALCO HOLDINGS Company, Ltd.	2,800	34,474
Fancl Corp.	14,700	169,249
FCC Company, Ltd.	11,600	186,261
FDK Corp. (I)(L)	25,000	28,993
Feed One Holdings Company, Ltd.	21,840	23,686
Ferrotec Corp.	13,300	73,204
FIDEA Holdings Company, Ltd. (L)	62,906	138,916
Fields Corp.	4,500	75,809
Financial Products Group Company, Ltd.	21,900	163,624
FINDEX, Inc.	4,800	62,871

32SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
First Juken Company, Ltd.	200	$2,296
Foster Electric Company, Ltd.	8,900	218,465
FP Corp.	8,000	297,074
France Bed Holdings Company, Ltd.	43,000	63,633
Fudo Tetra Corp. (L)	69,500	109,156
Fuji Company, Ltd.	6,200	118,088
Fuji Corp., Ltd.	13,000	73,667
Fuji Kiko Company, Ltd.	7,000	38,309
Fuji Kosan Company, Ltd.	1,100	5,122
Fuji Kyuko Company, Ltd. (L)	14,000	126,717
Fuji Oil Company, Ltd	17,400	59,196
Fuji Oil Company, Ltd.	20,800	329,238
Fuji Pharma Company, Ltd.	4,000	71,334
Fuji Seal International, Inc.	7,800	218,906
Fuji Soft, Inc.	7,000	142,715
Fujibo Holdings, Inc.	40,000	95,922
Fujicco Company, Ltd.	8,000	130,860
Fujikura Kasei Company, Ltd.	10,700	50,523
Fujikura Rubber, Ltd.	4,700	27,726
Fujikura, Ltd.	121,000	667,330
Fujimi, Inc.	7,500	113,290
Fujimori Kogyo Company, Ltd.	4,200	131,371
Fujisash Company, Ltd. (I)(L)	38,000	44,469
Fujishoji Company, Ltd.	2,400	28,231
Fujitec Company, Ltd.	26,000	301,592
Fujitsu Frontech, Ltd.	5,000	58,547
Fujitsu General, Ltd.	18,000	246,735
Fujiya Company, Ltd. (I)	21,000	33,301
Fukoku Company, Ltd.	1,800	17,447
Fukuda Corp.	7,000	45,504
Fukushima Industries Corp.	5,700	100,160
Fukuyama Transporting Company, Ltd. (L)	46,000	272,855
Fullcast Holdings Company, Ltd.	9,000	53,505
Fumakilla, Ltd.	7,000	35,613
Funai Electric Company, Ltd.	3,500	42,495
Funai Soken Holdings, Inc.	9,600	106,499
Furukawa Battery Company, Ltd. (L)	5,000	34,315
Furukawa Company, Ltd.	90,000	157,875
Furukawa Electric Company, Ltd.	262,000	506,497
Furuno Electric Company, Ltd.	8,900	69,208
Furusato Industries, Ltd.	3,100	47,834
Furuya Metal Company, Ltd.	1,400	30,276
Fuso Chemical Company, Ltd.	4,400	54,172
Fuso Pharmaceutical Industries, Ltd.	26,000	61,445
Futaba Corp.	5,657	110,088
Futaba Industrial Company, Ltd.	19,900	94,479
Future System Consulting Corp.	7,500	44,248
Fuyo General Lease Company, Ltd.	3,700	156,053
G-Tekt Corp.	7,300	76,038
Gakken Company, Ltd.	18,000	36,543
GCA Savvian Corp.	5,100	62,099
Gecoss Corp.	5,000	53,127
Genki Sushi Company, Ltd.	2,200	42,178
Genky Stores, Inc. (L)	700	59,539

SEE NOTES TO FUND'S INVESTMENTS33

International Small Company Fund

	Shares	Value
Japan (continued)
Geo Holdings Corp.	15,400	$175,054
GLOBERIDE, Inc.	43,000	62,380
Glory, Ltd.	10,500	329,667
GMO Internet, Inc.	21,800	253,765
GMO Payment Gateway, Inc.	5,200	127,836
Godo Steel, Ltd.	46,000	88,421
Goldcrest Company, Ltd.	8,970	170,109
Goldwin, Inc.	9,000	67,602
Gourmet Kineya Company, Ltd. (L)	3,000	23,740
Gree, Inc. (L)	32,600	203,926
GS Yuasa Corp.	49,000	214,901
GSI Creos Corp.	11,000	12,464
Gulliver International Company, Ltd.	19,100	156,810
Gun-Ei Chemical Industry Company, Ltd.	18,000	49,508
Gunze, Ltd.	69,000	184,456
Gurunavi, Inc.	8,500	140,948
H-One Company, Ltd.	3,400	20,251
H20 Retailing Corp.	4,593	84,779
Hagihara Industries, Inc.	1,500	25,820
Hakuto Company, Ltd.	6,800	81,702
Hakuyosha Company, Ltd.	2,000	4,376
Hamakyorex Company, Ltd.	3,700	143,267
Hanwa Company, Ltd.	61,000	270,926
Happinet Corp.	6,200	67,326
Hard Off Corporation Company, Ltd.	4,100	41,745
Harima Chemicals, Inc.	900	3,505
Harmonic Drive Systems, Inc.	8,400	156,803
Haruyama Trading Company, Ltd.	2,700	16,625
Hayashikane Sangyo Company, Ltd. (I)	19,000	15,202
Hazama Corp.	54,400	295,605
Heiwa Corp.	5,600	108,280
Heiwa Real Estate Company, Ltd.	14,400	198,187
Heiwado Company, Ltd.	11,100	247,577
Hi-lex Corp.	6,900	218,434
Hibiya Engineering, Ltd.	8,300	114,234
Hiday Hidaka Corp.	4,608	111,821
Higo Bank, Ltd.	59,000	373,229
Himaraya Company, Ltd.	600	5,053
Hioki EE Corp.	2,600	51,093
Hirakawa Hewtech Corp.	600	6,687
Hiramatsu, Inc.	9,100	50,741
Hiroshima Gas Company, Ltd.	600	2,336
Hisaka Works, Ltd.	4,000	35,717
Hitachi Koki Company, Ltd.	19,500	169,177
Hitachi Kokusai Electric, Inc.	18,000	265,401
Hitachi Transport System, Ltd.	2,700	45,270
Hitachi Zosen Corp.	61,580	343,385
Hochiki Corp. (L)	10,000	69,698
Hodogaya Chemical Company, Ltd.	25,000	40,681
Hogy Medical Company, Ltd.	3,900	189,975
Hokkaido Electric Power Company, Inc. (I)	57,600	583,596
Hokkaido Gas Company, Ltd.	19,000	43,371
Hokkan Holdings, Ltd.	17,000	42,230
Hokko Chemical Industry Company, Ltd.	2,000	7,609

34SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Hokuetsu Industries Company, Ltd.	8,000	$59,685
Hokuetsu Paper Mills, Ltd.	62,200	340,741
Hokuriku Electric Industry Company, Ltd.	25,000	36,923
Hokuto Corp.	8,800	168,314
Honeys Company, Ltd.	6,460	50,640
Hoosiers Holdings Company, Ltd.	10,500	44,828
Horiba, Ltd.	11,292	448,776
Hosiden Corp.	27,700	200,794
Hosokawa Micron Corp.	12,000	59,204
House Food Corp.	8,200	155,633
Howa Machinery, Ltd.	3,100	19,303
Hyakujushi Bank, Ltd.	86,000	311,972
I-Net Corp.	2,000	16,245
IBJ Leasing Company, Ltd.	2,900	61,533
Ichibanya Company, Ltd.	2,500	102,506
Ichiken Company, Ltd.	8,000	18,560
Ichikoh Industries, Ltd.	16,000	35,783
Ichinen Holdings Company, Ltd.	7,500	71,995
Ichiyoshi Securities Company, Ltd.	9,700	93,575
ICOM, Inc.	1,000	24,579
Idec Corp.	11,800	101,568
Ihara Chemical Industry Company, Ltd.	18,000	233,182
Iino Kaiun Kaisha, Ltd.	31,100	149,723
IJT Technology Holdings Company, Ltd.	2,360	9,267
Ikegami Tsushinki Company, Ltd. (L)	19,000	27,413
Ikyu Corp.	7,500	146,184
Imagica Robot Holdings, Inc.	2,700	13,446
Imasen Electric Industrial	6,300	70,788
Imperial Hotel, Ltd.	2,300	49,481
Inaba Denki Sangyo Company, Ltd.	8,100	276,223
Inaba Seisakusho Company, Ltd.	1,900	22,297
Inabata & Company, Ltd.	19,000	197,935
Inageya Company, Ltd.	9,700	104,679
Ines Corp.	12,700	121,921
Infocom Corp.	4,400	44,381
Information Services International-Dentsu, Ltd.	5,900	61,435
Innotech Corp.	7,900	31,290
Intage, Inc. (L)	5,800	84,918
Internet Initiative Japan, Inc.	10,300	169,538
Inui Global Logistics Company, Ltd. (L)	4,690	36,710
Iriso Electronics Company, Ltd.	4,200	281,851
Ise Chemical Corp.	3,000	17,581
Iseki & Company, Ltd.	85,000	160,134
Ishihara Sangyo Kaisha, Ltd. (I)	161,000	165,250
Ishii Iron Works Company, Ltd.	16,000	28,515
IT Holdings Corp.	27,700	538,017
Itfor, Inc.	11,000	40,826
Ito En, Ltd.	8,200	177,148
Itochu Enex Company, Ltd.	24,800	199,000
Itochu-Shokuhin Company, Ltd.	1,700	59,841
Itoham Foods, Inc.	57,000	282,642
Itoki Corpitoki Corp.	13,500	78,158
IwaiCosmo Holdings, Inc.	8,900	114,762
Iwaki & Company, Ltd.	9,000	17,981

SEE NOTES TO FUND'S INVESTMENTS35

International Small Company Fund

	Shares	Value
Japan (continued)
Iwasaki Electric Company, Ltd.	34,000	$83,087
Iwatani Corp.	62,000	402,457
Iwatsu Electric Company, Ltd. (L)	55,000	40,988
Izutsuya Company, Ltd. (I)(L)	25,000	12,866
J-Oil Mills, Inc.	36,000	122,140
Jalux, Inc.	1,500	28,935
Jamco Corp.	3,600	110,816
Janome Sewing Machine Company, Ltd. (I)	97,000	107,287
Japan Aviation Electronics Industry, Ltd.	4,000	109,169
Japan Communications, Inc. (I)(L)	51,300	188,857
Japan Digital Laboratory Company, Ltd.	10,400	147,269
Japan Drilling Company, Ltd. (L)	2,300	71,926
Japan Medical Dynamic Marketing, Inc.	6,500	28,127
Japan Pulp & Paper Company, Ltd.	38,000	103,308
Japan Radio Company, Ltd.	29,000	100,941
Japan Transcity Corp., Ltd.	12,000	40,917
Japan Vilene Company, Ltd.	13,000	86,119
Jastec Company, Ltd.	2,100	16,359
JBCC Holdings, Inc.	8,400	54,722
JCU Corp.	1,700	68,821
Jeol, Ltd.	27,000	130,913
Jimoto Holdings, Inc.	1,100	1,953
Jin Company, Ltd. (L)	4,500	174,024
JK Holdings Company, Ltd.	3,600	17,071
JMS Company, Ltd.	7,000	16,817
Joban Kosan Company, Ltd.	20,000	24,753
Joshin Denki Company, Ltd.	13,000	99,534
Jowa Holdings Company, Ltd.	3,500	131,621
JP-Holdings, Inc. (L)	18,000	48,785
JSP Corp. (L)	5,300	88,268
Juki Corp.	62,000	188,941
Juroku Bank, Ltd.	119,000	447,196
Justsystems Corp. (I)	16,400	108,364
JVC Kenwood Corp.	54,228	156,906
K&O Energy Group, Inc.	6,000	77,387
K's Holdings Corp.	6,300	236,035
kabu.com Securities Company, Ltd.	34,000	234,143
Kabuki-Za Company, Ltd.	1,000	40,255
Kadokawa Dwango Corp. (I)	8,257	117,025
Kaga Electronics Company, Ltd.	8,000	102,562
Kakiyasu Honten Company, Ltd.	2,100	31,852
Kameda Seika Company, Ltd.	4,600	177,492
Kamei Corp.	9,500	82,519
Kanaden Corp.	4,000	31,018
Kanagawa Chuo Kotsu Company, Ltd.	14,000	66,352
Kanamoto Company, Ltd.	8,000	225,619
Kandenko Company, Ltd.	42,000	258,977
Kanematsu Corp.	142,000	255,978
Kanematsu Electronics, Ltd.	4,200	68,294
Kansai Super Market, Ltd.	2,400	15,914
Kansai Urban Banking Corp.	8,800	96,750
Kanto Denka Kogyo Company, Ltd.	16,000	117,497
Kasai Kogyo Company, Ltd.	10,000	96,442
Katakura Industries Company, Ltd.	8,900	96,259

36SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Kato Sangyo Company, Ltd.	6,700	$146,111
Kato Works Company, Ltd.	20,000	124,430
KAWADA TECHNOLOGIES, Inc.	1,000	31,100
Kawai Musical Instruments Manufacturing Company, Ltd. (L)	3,400	73,355
Kawasumi Laboratories, Inc.	2,000	15,273
Keihanshin Real Estate Company, Ltd.	11,900	68,134
Keihin Company, Ltd.	10,000	15,773
Keihin Corp.	15,800	263,412
Keiyo Company, Ltd.	9,600	44,284
Kenko Mayonnaise Company, Ltd.	3,200	42,376
Key Coffee, Inc.	6,400	102,018
KFC Holdings Japan, Ltd.	1,000	18,321
KI Holdings Company, Ltd. (I)	3,000	11,844
Kimoto Company, Ltd.	13,400	31,746
King Jim Company, Ltd.	3,700	27,766
Kintetsu Department Store Company, Ltd. (I)	4,000	10,866
Kintetsu World Express, Inc.	4,900	248,061
Kinugawa Rubber Industrial Company, Ltd.	19,000	99,872
Kissei Pharmaceutical Company, Ltd.	5,100	134,083
Kitagawa Iron Works Company, Ltd.	39,000	101,262
Kitano Construction Corp.	15,000	37,778
Kito Corp.	7,600	78,513
Kitz Corp.	37,200	179,097
KLab, Inc. (I)(L)	14,500	170,143
KNT-CT Holdings Company, Ltd. (I)	32,000	43,110
Koa Corp.	12,700	128,847
Koatsu Gas Kogyo Company, Ltd.	9,000	47,099
Kobe Bussan Company, Ltd.	1,900	82,944
Kobe Electric Railway Company, Ltd. (I)	1,000	2,933
Kobelco Eco-Solutions Company, Ltd.	6,000	32,583
Kogi Corp. (L)	6,000	10,385
Kohnan Shoji Company, Ltd.	10,400	118,473
Kohsoku Corp.	3,200	23,035
Koike Sanso Kogyo Company, Ltd.	5,000	14,923
Kojima Company, Ltd.	9,900	28,429
Kokusai Company, Ltd.	2,400	35,476
Kokuyo Company, Ltd.	32,673	285,050
Komaihaltec, Inc. (L)	18,000	37,275
Komatsu Seiren Company, Ltd.	4,000	18,283
Komatsu Wall Industry Company, Ltd.	1,200	24,111
Komeri Company, Ltd.	11,000	253,699
Komori Corp.	9,724	124,556
Konaka Company, Ltd.	6,300	37,677
Kondotec, Inc.	6,100	38,211
Konishi Company, Ltd.	5,900	116,643
Konoike Transport Company, Ltd.	3,700	45,904
Kosaido Company, Ltd.	2,300	12,919
Kosei Securities Company, Ltd.	8,000	15,082
Koshidaka Holdings Company, Ltd.	2,900	60,750
Kotobuki Spirits Company, Ltd.	2,300	47,140
Kourakuen Corp.	2,100	26,107
Krosaki Harima Corp.	17,000	36,066
KRS Corp.	1,800	24,945
Kumagai Gumi Company, Ltd.	100,000	289,780

SEE NOTES TO FUND'S INVESTMENTS37

International Small Company Fund

	Shares	Value
Japan (continued)
Kumiai Chemical Industry Company, Ltd.	12,900	$114,189
Kura Corp.	4,400	166,523
Kurabo Industries, Ltd.	84,000	176,718
Kureha Corp.	59,000	240,352
Kurimoto, Ltd.	40,000	79,879
Kuroda Electric Company, Ltd.	14,600	258,668
Kusuri No Aoki Company, Ltd.	4,800	173,804
KYB Company, Ltd.	74,000	272,698
Kyodo Printing Company, Ltd.	30,000	90,114
Kyoei Steel, Ltd.	6,000	108,206
Kyokuto Kaihatsu Kogyo Company, Ltd.	11,700	132,665
Kyokuto Securities Company, Ltd.	8,300	121,604
Kyokuyo Company, Ltd.	33,000	76,976
Kyorin Company, Ltd.	17,500	366,475
Kyoritsu Maintenance Company, Ltd.	3,840	213,319
Kyoritsu Printing Company, Ltd.	9,100	22,377
Kyosan Electric Manufacturing Company, Ltd.	15,000	46,288
Kyoto Kimono Yuzen Company, Ltd.	5,100	41,002
Kyowa Electronics Instruments Company, Ltd.	8,000	32,617
Kyowa Exeo Corp.	29,200	342,624
Kyowa Leather Cloth Company, Ltd.	200	1,599
Kyudenko Corp.	14,000	207,664
LAC Company, Ltd.	4,100	39,079
Land Business Company, Ltd.	7,800	25,550
Laox Company, Ltd. (I)(L)	81,000	251,541
Lasertec Corp.	4,000	56,287
LEC, Inc.	1,000	10,593
Leopalace21 Corp. (I)	80,600	463,928
Life Corp.	6,500	119,868
Lifenet Insurance Company (I)	5,800	17,605
Link And Motivation, Inc. (L)	8,500	11,393
Lintec Corp.	16,900	385,773
Lion Corp.	32,000	225,970
Livesense, Inc. (I)	3,700	17,738
Look, Inc.	9,000	16,990
Macnica Fuji Electronics Holdings, Inc. (I)	12,300	167,482
Maeda Corp.	42,000	297,411
Maeda Kosen Company, Ltd.	6,100	50,783
Maeda Road Construction Company, Ltd.	22,000	431,457
Maezawa Kasei Industries Company, Ltd.	2,000	19,558
Maezawa Kyuso Industries Company, Ltd.	2,500	32,511
Makino Milling Machine Company, Ltd.	38,575	378,535
Mamiya-Op Company, Ltd. (L)	20,000	33,076
Mandom Corp.	4,870	189,045
Mani, Inc.	2,200	140,680
Mars Engineering Corp.	3,500	62,086
Marubun Corp.	5,600	39,077
Marudai Food Company, Ltd.	39,000	141,401
Maruei Department Store Company, Ltd. (I)	7,000	7,868
Marufuji Sheet Piling Company, Ltd.	3,000	8,097
Maruha Nichiro Corp.	11,381	171,864
Maruka Machinery Company, Ltd.	3,100	52,581
Marusan Securities Company, Ltd.	22,961	223,788
Maruwa Company, Ltd.	3,300	73,995

38SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Maruyama Manufacturing Company, Inc.	17,000	$32,290
Maruzen Showa Unyu Company, Ltd.	15,000	53,767
Marvelous, Inc. (L)	11,100	142,600
Matsuda Sangyo Company, Ltd.	5,520	68,435
Matsui Construction Company, Ltd.	6,000	32,224
Matsumotokiyoshi Holdings Company, Ltd.	7,400	297,880
Matsuya Company, Ltd.	2,200	35,072
Matsuya Foods Company, Ltd.	3,000	56,229
Max Company, Ltd.	11,000	115,294
Maxvalu Tokai Company, Ltd.	2,000	28,237
MEC Company, Ltd.	9,500	70,959
Medical System Network Company, Ltd.	1,400	5,766
Megachips Corp.	9,100	116,288
Megmilk Snow Brand Company, Ltd.	14,300	180,434
Meidensha Corp.	59,086	217,810
Meiji Shipping Company, Ltd.	3,900	12,992
Meiko Electronics Company, Ltd. (I)	5,700	17,129
Meiko Network Japan Company, Ltd.	6,300	73,100
Meisei Industrial Company, Ltd.	15,000	74,606
Meitec Corp.	9,000	327,662
Meito Sangyo Company, Ltd.	1,500	15,454
Meiwa Corp.	7,500	27,203
Meiwa Estate Company, Ltd.	3,300	15,369
Melco Holdings, Inc.	4,900	95,941
Message Company, Ltd.	5,300	137,598
Micronics Japan Company, Ltd. (L)	5,300	183,243
Mikuni Corp.	3,300	15,442
Milbon Company, Ltd.	4,260	134,056
Mimasu Semiconductor Industry Company, Ltd.	6,700	71,854
Ministop Company, Ltd.	5,600	85,729
Miraial Company, Ltd.	1,500	17,537
Mirait Holdings Corp.	23,080	261,356
Miroku Jyoho Service Company, Ltd.	4,300	24,855
Misawa Homes Company, Ltd.	10,300	93,242
Mitani Corp.	5,500	120,353
Mitani Sekisan Company, Ltd.	3,800	56,541
Mito Securities Company, Ltd.	18,000	64,626
Mitsuba Corp.	11,000	305,650
Mitsubishi Nichiyu Forklift Company, Ltd.	11,600	58,859
Mitsubishi Paper Mills, Ltd. (I)	105,387	83,094
Mitsubishi Pencil Company, Ltd.	5,700	248,168
Mitsubishi Research Institute, Inc.	2,600	60,861
Mitsubishi Shokuhin Company, Ltd.	3,800	84,480
Mitsubishi Steel Manufacturing Company, Ltd.	60,000	135,048
Mitsuboshi Belting Company, Ltd.	20,000	156,661
Mitsui Engineering & Shipbuilding Company, Ltd.	307,000	550,474
Mitsui High-Tec, Inc.	10,000	76,516
Mitsui Home Company, Ltd.	9,000	40,025
Mitsui Matsushima Company, Ltd.	57,000	62,787
Mitsui Mining & Smelting Company, Ltd.	217,000	588,413
Mitsui Sugar Company, Ltd.	30,000	107,305
Mitsui-Soko Company, Ltd.	42,000	135,223
Mitsumi Electric Company, Ltd.	32,500	228,043
Mitsumura Printing Company, Ltd.	4,000	8,582

SEE NOTES TO FUND'S INVESTMENTS39

International Small Company Fund

	Shares	Value
Japan (continued)
Mitsuuroko Holdings Company, Ltd.	16,100	$77,211
Miura Company, Ltd.	19,200	209,624
Miyaji Engineering Group, Inc. (L)	23,000	34,351
Miyazaki Bank, Ltd.	67,000	258,552
Miyoshi Oil & Fat Company, Ltd.	26,000	30,076
Mizuno Corp.	34,000	175,308
Mochida Pharmaceutical Company, Ltd.	4,100	229,273
Modec, Inc.	4,900	75,197
Monex Group, Inc.	69,100	202,928
Monotaro Company, Ltd.	9,400	337,073
Moresco Corp.	2,400	44,931
Morinaga & Company, Ltd.	70,000	264,695
Morinaga Milk Industry Company, Ltd.	66,000	228,478
Morita Corp.	18,000	168,668
Morozoff, Ltd.	1,000	3,196
Mory Industries, Inc.	7,000	22,594
Mr. Max Corp. (I)	3,200	7,023
MTI, Ltd.	10,200	65,046
Murakami Corp.	3,000	53,126
Musashi Seimitsu Industry Company, Ltd.	8,300	173,353
Musashino Bank, Ltd.	11,600	418,722
Mutoh Holdings Company, Ltd.	11,000	35,308
NAC Company, Ltd.	3,400	27,694
Nachi-Fujikoshi Corp.	56,000	316,719
Nafco Company, Ltd.	3,900	54,059
Nagaileben Company, Ltd.	2,300	41,880
Nagano Keiki Company, Ltd.	700	4,934
Nagase & Company, Ltd.	5,300	71,064
Nagatanien Company, Ltd.	9,000	81,294
Nagawa Company, Ltd.	400	8,680
Nakabayashi Company, Ltd.	8,000	14,609
Nakamuraya Company, Ltd.	13,000	49,421
Nakanishi, Inc.	5,000	179,919
Nakayama Steel Works, Ltd. (I)	51,000	38,422
Nakayamafuku Company, Ltd.	2,500	18,127
Namura Shipbuilding Company, Ltd.	15,472	123,368
Narasaki Sangyo Company, Ltd.	8,000	18,666
Natori Company, Ltd.	2,500	30,262
NDS Company, Ltd.	11,000	27,691
NEC Capital Solutions, Ltd.	2,000	29,898
NEC Networks & System Integration Corp.	7,700	163,630
NET One Systems Company, Ltd.	36,500	271,853
Neturen Company, Ltd.	11,400	82,420
New Japan Chemical Company, Ltd. (I)	3,500	6,825
New Japan Radio Company, Ltd. (I)	5,000	28,546
Next Company, Ltd.	21,600	130,935
Nice Holdings, Inc.	34,000	56,870
Nichi-iko Pharmaceutical Company, Ltd.	14,700	339,163
Nichia Steel Works, Ltd.	4,000	9,901
Nichias Corp.	32,000	199,608
Nichiban Company, Ltd.	7,000	29,449
Nichicon Corp.	19,073	160,410
Nichiden Corp.	2,300	58,023
Nichiha Corp.	9,400	126,526

40SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Nichii Gakkan Company, Ltd.	15,600	$129,226
Nichimo Company, Ltd.	7,000	11,312
Nichirei Corp.	85,000	474,114
Nichireki Company, Ltd.	8,000	68,389
Nifco, Inc.	13,704	568,336
NIFTY Corp.	2,600	28,957
Nihon Chouzai Company, Ltd.	890	46,251
Nihon Dempa Kogyo Company, Ltd.	6,100	44,798
Nihon Eslead Corp.	3,200	33,239
Nihon House Holdings Company, Ltd.	16,000	73,426
Nihon M&A Center, Inc.	10,800	408,566
Nihon Nohyaku Company, Ltd.	15,000	141,708
Nihon Parkerizing Company, Ltd.	28,000	304,643
Nihon Plast Company, Ltd.	2,600	20,545
Nihon Tokushu Toryo Company, Ltd.	3,200	22,932
Nihon Trim Company, Ltd.	1,800	49,486
Nihon Unisys, Ltd.	17,100	160,958
Nihon Yamamura Glass Company, Ltd.	40,000	64,557
Nikkiso Company, Ltd.	21,600	204,968
Nikko Company, Ltd.	8,000	29,954
Nippon Beet Sugar Manufacturing Company, Ltd.	34,000	54,857
Nippon Carbide Industries Company, Inc.	21,000	40,895
Nippon Carbon Company, Ltd.	45,000	133,163
Nippon Ceramic Company, Ltd.	2,900	41,290
Nippon Chemi-Con Corp.	72,271	229,740
Nippon Chemical Industrial Company, Ltd.	31,000	64,844
Nippon Chemiphar Company, Ltd.	8,000	39,796
Nippon Coke & Engineering Company, Ltd.	83,500	79,138
Nippon Concrete Industries Company, Ltd. (L)	13,000	55,871
Nippon Denko Company, Ltd.	44,800	105,299
Nippon Densetsu Kogyo Company, Ltd.	13,500	234,884
Nippon Felt Company, Ltd.	2,700	11,629
Nippon Filcon Company, Ltd.	3,100	12,896
Nippon Fine Chemical Company, Ltd.	3,000	23,467
Nippon Flour Mills Company, Ltd.	39,000	214,102
Nippon Gas Company, Ltd.	10,300	293,502
Nippon Hume Corp.	7,400	49,619
Nippon Kanzai Company, Ltd.	800	18,062
Nippon Kasei Chemical Company, Ltd.	5,000	6,461
Nippon Kinzoku Company, Ltd. (I)	13,000	17,424
Nippon Kodoshi Corp.	2,000	19,437
Nippon Koei Company, Ltd.	26,000	104,529
Nippon Konpo Unyu Soko Company, Ltd.	20,700	379,007
Nippon Koshuha Steel Company, Ltd.	24,000	22,925
Nippon Light Metal Holdings Company, Ltd.	188,100	329,920
Nippon Paper Industries Company, Ltd.	23,600	416,456
Nippon Parking Development Company, Ltd.	79,600	130,542
Nippon Pillar Packing Company, Ltd.	6,800	61,379
Nippon Piston Ring Company, Ltd.	34,000	67,512
Nippon Rietec Company, Ltd.	3,000	20,944
Nippon Seiki Company, Ltd.	14,000	297,832
Nippon Seisen Company, Ltd.	6,000	30,815
Nippon Sharyo, Ltd.	29,000	81,702
Nippon Sheet Glass Company, Ltd. (I)	312,000	324,599

SEE NOTES TO FUND'S INVESTMENTS41

International Small Company Fund

	Shares	Value
Japan (continued)
Nippon Soda Company, Ltd.	46,000	$275,764
Nippon Steel & Sumikin Texeng Company, Ltd.	17,000	97,325
Nippon Steel Trading Company., Ltd.	55,680	202,875
Nippon Suisan Kaisha, Ltd.	108,965	321,812
Nippon Synthetic Chemical Industry Company, Ltd.	17,000	123,471
Nippon Systemware Company, Ltd.	1,900	14,355
Nippon Thompson Company, Ltd.	27,000	157,238
Nippon Valqua Industries, Ltd.	34,000	87,572
Nippon Yakin Kogyo Company, Ltd. (I)(L)	56,000	107,534
Nipro Corp.	40,000	384,442
Nishi-Nippon Railroad Company, Ltd.	129,000	552,053
Nishikawa Rubber Company, Ltd.	4,000	63,327
Nishimatsu Construction Company, Ltd.	103,000	379,619
Nishimatsuya Chain Company, Ltd.	17,300	158,767
Nishio Rent All Company, Ltd.	4,500	118,157
Nissan Shatai Company, Ltd.	3,100	43,212
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	14,425
Nissei ASB Machine Company, Ltd.	2,300	43,354
Nissei Build Kogyo Company, Ltd.	23,000	69,779
Nissei Corp.	1,100	9,328
Nissei Plastic Industrial Company, Ltd.	4,600	40,451
Nissen Holdings Company, Ltd. (I)	600	1,281
Nissha Printing Company, Ltd.	8,600	155,634
Nisshin Fudosan Company, Ltd.	15,600	57,788
Nisshin Oillio Group, Ltd.	50,000	185,935
Nisshin Steel Holdings Comapny, Ltd.	33,796	435,521
Nisshinbo Holdings, Inc.	49,000	548,585
Nissin Corp.	26,000	71,337
Nissin Electric Company, Ltd.	19,000	128,928
Nissin Kogyo Company, Ltd.	15,000	253,327
Nissin Sugar Holdings Company, Ltd.	500	10,522
Nissui Pharmaceutical Company, Ltd.	2,700	30,517
Nitta Corp.	6,900	190,282
Nitta Gelatin, Inc.	4,800	30,094
Nittan Valve Company, Ltd.	4,000	12,649
Nittetsu Mining Company, Ltd.	22,000	96,580
Nitto Boseki Company, Ltd.	58,229	238,196
Nitto FC Company, Ltd.	1,000	6,444
Nitto Kogyo Corp.	9,300	215,721
Nitto Kohki Company, Ltd.	4,100	83,274
Nitto Seiko Company, Ltd.	8,000	22,803
Nittoc Construction Company, Ltd. (L)	20,400	85,326
Nittoku Engineering Company, Ltd.	4,600	51,967
NJS Company, Ltd.	1,900	24,221
Noevir Holdings Company, Ltd.	6,500	128,976
NOF Corp.	50,000	384,781
Nohmi Bosai, Ltd.	10,000	120,455
Nojima Corp.	1,900	42,007
Nomura Company, Ltd.	12,500	139,581
Noritake Company, Ltd.	41,000	98,005
Noritsu Koki Company, Ltd.	2,000	11,568
Noritz Corp.	10,100	179,813
North Pacific Bank, Ltd.	122,800	514,703
NS Solutions Corp.	5,300	171,027

42SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
NS United Kaiun Kaisha, Ltd.	44,000	$94,951
NSD Company, Ltd.	9,806	127,933
Nuflare Technology, Inc.	1,000	47,347
Obara Group, Inc.	4,400	283,482
Obayashi Road Corp.	18,000	102,900
Odelic Company, Ltd.	1,000	29,852
Oenon Holdings, Inc.	28,000	49,657
Ohara, Inc.	2,000	9,902
Ohashi Technica, Inc.	3,800	50,825
Ohba Company, Ltd.	600	2,506
Ohsho Food Service Corp.	3,600	121,281
Oiles Corp.	8,672	153,120
Okabe Company, Ltd.	13,800	111,911
Okamoto Industries, Inc.	22,000	83,463
Okamoto Machine Tool Works, Ltd.	7,000	9,671
Okamura Corp.	21,500	186,695
Okasan Holdings, Inc.	2,000	14,535
Oki Electric Industry Company, Ltd.	262,000	541,552
Okinawa Cellular Telephone Company	4,700	131,267
OKK Corp. (L)	48,000	65,761
OKUMA Corp.	46,382	503,510
Okumura Corp.	58,000	263,953
Okura Industrial Company, Ltd.	19,000	56,102
Okuwa Company, Ltd.	7,000	58,128
Olympic Corp.	1,000	6,487
ONO Sokki Company, Ltd.	2,000	16,868
Onoken Company, Ltd.	5,500	48,457
Onward Holdings Company, Ltd.	44,000	301,327
Open House Company, Ltd.	4,400	131,592
OPT, Inc.	3,900	22,059
Optex Company, Ltd.	3,700	78,057
Organo Corp.	20,000	91,324
Origin Electric Company, Ltd.	12,000	42,763
Osaka Organic Chemical Industry, Ltd.	3,200	13,839
Osaka Steel Company, Ltd.	4,300	80,082
OSAKA Titanium Technologies Company, Ltd. (L)	5,800	151,307
Osaki Electric Company, Ltd. (L)	11,000	64,737
OSG Corp.	23,200	486,665
Otsuka Kagu, Ltd. (L)	2,100	27,910
Outsourcing, Inc.	2,900	40,745
Oyo Corp.	5,900	79,567
Pacific Industrial Company, Ltd.	16,300	152,158
Pacific Metals Company, Ltd.	70,000	229,405
Pal Company, Ltd.	3,700	126,797
Paltac Corp.	12,100	190,098
PanaHome Corp.	27,000	197,529
Panasonic Electric Works SUNX Company, Ltd.	6,100	42,644
Panasonic Information Systems	800	29,200
Paramount Bed Holdings Company, Ltd.	6,000	163,539
Parco Company, Ltd.	6,900	64,568
Paris Miki Holdings, Inc.	6,300	23,792
Pasco Corp.	4,000	11,410
Pasona Group, Inc.	7,800	52,630
Penta-Ocean Construction Company, Ltd.	98,000	400,820

SEE NOTES TO FUND'S INVESTMENTS43

International Small Company Fund

	Shares	Value
Japan (continued)
PIA Corp.	500	$9,488
Pilot Corp.	4,900	323,014
Piolax, Inc.	3,700	171,482
Pioneer Corp. (I)	98,500	172,704
Plenus Company, Ltd.	5,900	108,529
Press Kogyo Company, Ltd.	42,000	186,167
Pressance Corp.	2,800	89,237
Prestige International, Inc.	7,900	57,042
Prima Meat Packers, Ltd.	49,000	135,972
Pronexus, Inc.	5,900	35,999
Proto Corp.	4,300	68,921
PS Mitsubishi Construction Company, Ltd. (L)	8,700	28,912
Qol Company, Ltd.	1,800	17,904
Raito Kogyo Company, Ltd.	18,800	161,420
Rasa Industries, Ltd. (I)	21,000	25,067
Relo Holdings, Inc.	3,800	304,340
Renaissance, Inc.	2,700	27,906
Rengo Company, Ltd.	84,000	370,780
Renown, Inc. (I)(L)	24,700	42,250
Rheon Automatic Machinery Company, Ltd.	7,000	31,495
Rhythm Watch Company, Ltd.	29,000	37,979
Riberesute Corp. (L)	2,000	13,838
Ricoh Leasing Company, Ltd.	5,700	166,899
Right On Company, Ltd.	6,100	49,279
Riken Corp.	31,000	123,121
Riken Keiki Company, Ltd.	3,000	33,548
Riken Technos Corp.	14,400	57,480
Riken Vitamin Company, Ltd. (L)	2,000	63,101
Ringer Hut Company, Ltd.	2,200	40,322
Rion Company, Ltd.	1,600	21,676
Riso Kagaku Corp.	10,200	201,414
Riso Kyoiku Company, Ltd.	4,700	11,839
Rock Field Company, Ltd.	3,300	67,135
Rohto Pharmaceutical Company, Ltd.	34,200	481,393
Rokko Butter Company, Ltd.	2,600	26,993
Roland DG Corp.	4,100	103,810
Round One Corp.	32,900	156,475
Royal Holdings Company, Ltd.	9,700	169,291
Ryobi, Ltd.	54,000	215,159
Ryoden Trading Company, Ltd.	12,000	88,993
Ryosan Company, Ltd.	12,929	332,522
Ryoyo Electro Corp.	3,200	38,860
S Foods, Inc.	4,200	77,583
S&B Foods, Inc.	100	3,950
Sac's Bar Holdings, Inc.	6,100	110,546
Saibu Gas Company, Ltd.	105,000	238,121
Saizeriya Company, Ltd.	10,600	209,680
Sakai Chemical Industry Company, Ltd.	34,000	111,677
Sakai Heavy Industries, Ltd.	11,000	24,708
Sakai Moving Service Company, Ltd.	1,800	61,899
Sakai Ovex Company, Ltd.	19,000	31,291
Sakata INX Corp.	14,000	138,201
Sakata Seed Corp.	10,500	184,637
Sala Corp.	4,500	21,236

44SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
SAMTY Company, Ltd.	4,900	$36,100
San Holdings, Inc.	200	2,889
San-A Company, Ltd.	6,200	254,762
San-Ai Oil Company, Ltd.	20,000	133,474
Sanden Holdings Corp.	44,000	209,300
Sanei Architecture Planning Company, Ltd.	2,900	22,584
Sangetsu Company, Ltd.	19,800	293,119
Sanken Electric Company, Ltd.	39,437	284,052
Sanki Engineering Company, Ltd.	18,000	144,280
Sanko Marketing Foods Company, Ltd.	500	3,870
Sanko Metal Industrial Company, Ltd.	6,000	12,244
Sankyo Frontier Company, Ltd.	2,000	16,002
Sankyo Seiko Company, Ltd.	10,400	41,120
Sankyo Tateyama, Inc.	5,800	93,485
Sankyu, Inc.	92,000	488,648
Sanoh Industrial Company, Ltd.	8,300	56,919
Sansha Electric Manufacturing Company, Ltd.	600	4,668
Sanshin Electronics Company, Ltd.	8,900	87,440
Sanwa Holdings Corp.	63,124	547,584
Sanyo Chemical Industries, Ltd.	18,000	131,678
Sanyo Denki Company, Ltd.	17,000	140,114
Sanyo Electric Railway Company, Ltd.	10,000	38,135
Sanyo Housing Nagoya Company, Ltd.	5,200	52,611
Sanyo Shokai, Ltd.	40,000	111,692
Sanyo Special Steel Company, Ltd.	42,648	201,285
Sapporo Holdings, Ltd.	113,000	425,071
Sata Construction Company, Ltd. (L)	9,000	10,102
Sato Holdings Corp.	7,200	185,521
Sato Restaurant Systems Company, Ltd.	1,400	10,249
Satori Electric Company, Ltd.	4,700	31,002
Sawada Holdings Company, Ltd.	9,500	77,511
Sawai Pharmaceutical Company, Ltd.	1,200	69,003
Saxa Holdings, Inc.	18,000	35,408
SBS Holdings, Inc.	5,100	41,506
SCREEN Holdings Company, Ltd.	69,000	528,821
Scroll Corp.	9,200	22,012
Seibu Electric Industry Company, Ltd.	3,000	10,972
Seika Corp.	20,000	53,094
Seikitokyu Kogyo Company, Ltd.	9,200	40,099
Seiko Holdings Corp.	45,000	246,130
Seiren Company, Ltd.	17,800	185,906
Sekisui Jushi Corp.	10,000	134,967
Sekisui Plastics Company, Ltd.	15,000	56,853
Senko Company, Ltd. (L)	33,000	204,306
Senshu Electric Company, Ltd.	1,500	23,289
Senshu Ikeda Holdings, Inc.	83,700	377,320
Senshukai Company, Ltd.	11,200	78,024
Septeni Holdings Company, Ltd.	400	3,041
Seria Company, Ltd.	6,000	194,630
Shibaura Electronics Company, Ltd.	1,700	30,832
Shibaura Mechatronics Corp.	10,000	23,775
Shibusawa Warehouse Company, Ltd.	16,000	44,967
Shibuya Kogyo Company, Ltd.	5,400	99,906
Shidax Corp.	6,500	27,460

SEE NOTES TO FUND'S INVESTMENTS45

International Small Company Fund

	Shares	Value
Japan (continued)
Shikibo, Ltd.	39,000	$41,083
Shikoku Chemicals Corp.	16,000	139,620
Shima Seiki Manufacturing, Ltd.	12,100	207,242
Shimachu Company, Ltd.	17,200	448,890
Shimojima Company, Ltd.	1,800	15,196
Shin Nippon Air Technologies Company, Ltd.	4,400	38,086
Shin-Etsu Polymer Company, Ltd.	11,300	54,433
Shin-Keisei Electric Railway Company, Ltd.	4,000	13,525
Shinagawa Refractories Company, Ltd.	30,000	70,681
Shindengen Electric Manufacturing Company, Ltd.	28,000	154,119
Shinkawa, Ltd. (I)(L)	1,700	12,669
Shinko Electric Industries Company, Ltd.	25,000	202,417
Shinko Plantech Company, Ltd.	15,100	126,070
Shinko Shoji Company, Ltd.	6,700	66,855
Shinmaywa Industries, Ltd.	32,000	323,985
Shinnihon Corp.	8,000	36,470
Shinsho Corp.	15,000	33,494
Shinwa Company, Ltd.	2,000	33,824
Ship Healthcare Holdings, Inc.	16,300	331,305
Shiroki Corp.	17,000	56,524
Shizuki Electric Company, Inc.	5,000	28,838
Shizuoka Gas Company, Ltd.	20,900	140,536
Shobunsha Publications, Inc.	2,400	16,413
Shochiku Company, Ltd.	8,000	67,357
Shoei Foods Corp.	2,200	19,124
Shofu, Inc.	3,500	35,556
Shoko Company, Ltd. (L)	33,000	32,800
Showa Aircraft Industry Company, Ltd.	2,000	20,181
Showa Corp.	18,700	195,601
Showa Denko KK	80,000	111,901
Showa Sangyo Company, Ltd.	37,000	145,367
Siix Corp.	7,800	227,362
Sinanen Company, Ltd.	15,000	60,262
Sinfonia Technology Company, Ltd.	32,000	64,189
Sinko Industries Ltd.	6,500	62,045
Sintokogio, Ltd.	17,600	166,343
SKY Perfect JSAT Holdings, Inc.	3,500	19,345
SMK Corp.	22,000	96,909
SMS Company, Ltd.	9,600	117,698
SNT Corp.	3,200	14,832
Sodick Company, Ltd.	18,100	157,014
Softbank Technology Corp.	1,700	19,004
Softbrain Company, Ltd. (I)	6,100	9,140
Software Service, Inc.	900	41,921
Sogo Medical Company, Ltd.	3,800	102,863
Space Company, Ltd.	2,700	27,139
Sparx Group Company, Ltd. (L)	41,100	81,535
SPK Corp.	300	5,761
SRA Holdings, Inc.	3,400	51,391
Srg Takamiya Company, Ltd.	6,000	35,910
ST Corp.	3,700	33,466
St. Marc Holdings Company, Ltd.	5,600	187,077
Star Micronics Company, Ltd.	17,300	287,611
Starts Corp., Inc.	8,000	124,397

46SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Starzen Company, Ltd.	27,000	$77,774
Stella Chemifa Corp.	3,800	40,944
Step Company, Ltd.	2,000	16,181
Studio Alice Company, Ltd.	3,400	61,540
Sugimoto & Company, Ltd.	300	3,608
Sumida Corp.	6,800	47,314
Suminoe Textile Company, Ltd.	19,000	50,061
Sumitomo Bakelite Company, Ltd.	66,000	306,628
Sumitomo Densetsu Company, Ltd.	5,900	74,392
Sumitomo Mitsui Construction Company, Ltd.	240,600	322,369
Sumitomo Osaka Cement Company, Ltd.	146,000	522,193
Sumitomo Precision Products Company, Ltd.	13,000	50,688
Sumitomo Real Estate Sales Company, Ltd.	5,800	149,846
Sumitomo Riko Company, Ltd	13,300	115,131
Sumitomo Seika Chemicals Company, Ltd.	19,000	123,963
Sumitomo Warehouse Company, Ltd.	48,952	273,805
Sun Frontier Fudousan Company, Ltd. (L)	6,900	58,798
Sun-Wa Technos Corp.	2,900	28,600
Suncall Corp.	5,000	27,723
SWCC Showa Holdings Company, Ltd. (I)(L)	87,000	67,740
Systena Corp.	6,400	49,676
T Hasegawa Company, Ltd.	6,200	88,965
T RAD Company, Ltd.	27,000	55,308
T&K Toka Company, Ltd.	4,800	90,580
T-Gaia Corp.	7,300	101,169
Tabuchi Electric Company, Ltd.	9,100	90,746
Tachi-S Company, Ltd.	10,500	153,752
Tachibana Eletech Company, Ltd.	5,400	62,004
Tadano, Ltd.	33,000	441,416
Taihei Dengyo Kaisha, Ltd.	7,000	62,992
Taiheiyo Kouhatsu, Inc.	12,000	9,541
Taiho Kogyo Company, Ltd.	6,600	89,147
Taikisha, Ltd.	8,700	229,897
Taiko Pharmaceutical Company, Ltd.	3,100	43,437
Taisei Lamick Company, Ltd.	1,700	39,601
Taiyo Holdings Company, Ltd.	5,100	210,517
Taiyo Yuden Company, Ltd.	34,300	511,399
Takagi Securities Company, Ltd. (L)	16,000	32,405
Takamatsu Construction Group Comapany, Ltd.	3,400	73,142
Takano Company, Ltd.	2,000	12,674
Takaoka Toko Company, Ltd.	1,970	26,014
Takara Holdings, Inc.	28,600	215,868
Takara Leben Company, Ltd.	30,900	190,042
Takara Standard Company, Ltd.	33,000	242,343
Takasago International Corp.	33,000	151,614
Takasago Thermal Engineering Company, Ltd.	20,600	241,271
Takashima & Company, Ltd.	16,000	35,952
Takata Corp. (L)	5,700	62,389
Take and Give Needs Company, Ltd.	2,480	15,622
Takeei Corp. (L)	7,100	66,384
Takeuchi Manufacturing Company, Ltd.	5,200	278,053
Takihyo Company, Ltd.	4,000	15,385
Takiron Company, Ltd.	19,000	84,238
Takisawa Machine Tool Company, Ltd.	22,000	41,916

SEE NOTES TO FUND'S INVESTMENTS47

International Small Company Fund

	Shares	Value
Japan (continued)
Takuma Company, Ltd.	29,000	$191,386
Tama Home Company, Ltd.	4,700	21,793
Tamron Company, Ltd.	7,200	164,583
Tamura Corp.	30,000	126,066
Tanseisha Company, Ltd.	8,800	73,604
Tasaki & Company, Ltd. (I)	1,400	35,928
Tatsuta Electric Wire & Cable Company, Ltd.	12,900	52,949
Tayca Corp.	10,000	40,299
TBK Company, Ltd.	6,000	27,119
Teac Corp. (I)	37,000	14,567
Techno Medica Company, Ltd.	1,500	34,314
Teikoku Electric Manufacturing Company, Ltd.	6,200	55,987
Teikoku Sen-I Company, Ltd.	6,000	81,943
Teikoku Tsushin Kogyo Company, Ltd.	6,000	10,843
Tenma Corp.	2,100	35,458
The Aichi Bank, Ltd.	3,800	196,868
The Akita Bank, Ltd.	81,000	250,406
The Aomori Bank, Ltd.	90,000	289,661
The Awa Bank, Ltd.	74,000	450,961
The Bank of Iwate, Ltd.	6,400	294,085
The Bank of Kochi, Ltd.	37,000	51,351
The Bank of Nagoya, Ltd.	63,000	233,968
The Bank of Okinawa, Ltd.	6,588	282,579
The Bank of Saga, Ltd.	57,000	140,345
The Chiba Kogyo Bank, Ltd.	17,100	130,756
The Chukyo Bank, Ltd.	42,000	78,722
The Daisan Bank, Ltd.	64,000	98,070
The Daishi Bank, Ltd.	119,000	464,651
The Daito Bank, Ltd.	35,000	49,779
The Ehime Bank, Ltd.	71,253	148,150
The Eighteenth Bank, Ltd.	70,000	217,543
The Fukui Bank, Ltd.	101,188	215,879
The Fukushima Bank, Ltd.	88,000	68,548
The Higashi-Nippon Bank, Ltd.	41,000	143,681
The Hokkoku Bank, Ltd.	104,000	361,069
The Hokuetsu Bank, Ltd.	92,000	190,582
The Hyakugo Bank, Ltd.	87,000	411,524
The Japan Steel Works, Ltd.	117,000	542,203
The Japan Wool Textile Company, Ltd.	23,000	167,074
The Kagoshima Bank, Ltd.	58,000	405,745
The Keiyo Bank, Ltd.	91,000	494,580
The Kinki Sharyo Company, Ltd. (I)	12,000	34,606
The Kita-Nippon Bank, Ltd.	2,600	75,474
The Kiyo Bank, Ltd.	12,939	185,145
The Michinoku Bank, Ltd.	53,000	91,561
The Mie Bank, Ltd.	36,000	79,439
The Minato Bank, Ltd.	59,000	142,577
The Monogatari Corp.	1,100	35,037
The NaganoBank, Ltd.	25,000	42,135
The Nanto Bank, Ltd.	67,000	242,256
The Nippon Road Company, Ltd.	24,000	120,028
The Nippon Signal Company, Ltd.	18,600	203,411
The Ogaki Kyoritsu Bank, Ltd.	117,000	420,770
The Oita Bank, Ltd.	59,000	245,929

48SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
The Okinawa Electric Power Company, Inc.	9,300	$240,279
The Pack Corp.	5,700	118,283
The San-in Godo Bank, Ltd.	53,000	484,018
The Shiga Bank, Ltd.	62,000	336,547
The Shikoku Bank, Ltd.	75,000	157,850
The Shimane Bank, Ltd.	200	2,627
The Shimizu Bank, Ltd.	2,600	71,911
The Taiko Bank, Ltd.	28,000	57,774
The Tochigi Bank, Ltd.	44,000	237,225
The Toho Bank, Ltd.	83,000	364,061
The Tohoku Bank, Ltd.	34,000	46,730
The Torigoe Company, Ltd.	2,300	13,281
The Tottori Bank, Ltd.	25,000	47,112
The Towa Bank, Ltd.	85,000	78,589
The Yamagata Bank, Ltd.	56,000	244,158
The Yamanashi Chuo Bank, Ltd.	57,255	261,535
The Yasuda Warehouse Company, Ltd.	6,200	50,614
Tigers Polymer Corp.	2,000	13,864
TKC Corp.	7,100	172,375
Toa Corp.	9,100	93,430
Toa Corp.	71,000	117,160
TOA Oil Company, Ltd.	28,000	36,452
TOA Road Corp.	16,000	59,813
Toabo Corp.	38,000	23,185
Toagosei Company, Ltd.	84,000	360,209
Tobishima Corp. (I)	53,900	96,337
Tobu Store Company, Ltd.	8,000	20,469
TOC Company, Ltd.	19,000	148,188
Tocalo Company, Ltd.	5,000	113,545
Toda Corp.	75,000	300,497
Toda Kogyo Corp.	19,000	55,590
Toei Animation Company, Ltd.	500	14,960
Toei Company, Ltd.	25,000	183,453
Toenec Corp.	13,000	68,751
Togami Electric Manufacturing Company, Ltd.	3,000	12,516
Toho Company, Ltd.	16,000	66,626
Toho Holdings Company, Ltd.	19,800	416,146
Toho Zinc Company, Ltd.	54,000	196,803
Tohokushinsha Film Corp.	3,700	28,790
Tohto Suisan Company, Ltd.	5,000	8,222
Tokai Carbon Company, Ltd.	72,000	217,394
Tokai Corp.	3,400	119,028
Tokai Holdings Corp.	28,200	117,156
Tokai Lease Company, Ltd.	3,000	5,601
Tokai Rika Company, Ltd.	8,700	223,882
Token Corp.	3,050	165,218
Toko, Inc.	11,000	32,216
Tokushu Tokai Paper Company, Ltd.	36,000	83,514
Tokuyama Corp.	113,000	241,392
Tokyo Dome Corp.	65,000	270,810
Tokyo Electron Device, Ltd.	1,800	25,122
Tokyo Energy & Systems, Inc.	10,000	95,845
Tokyo Individualized Educational Institute, Inc.	3,800	19,000
Tokyo Keiki, Inc. (L)	28,000	62,480

SEE NOTES TO FUND'S INVESTMENTS49

International Small Company Fund

	Shares	Value
Japan (continued)
Tokyo Ohka Kogyo Company, Ltd.	7,200	$217,888
Tokyo Rakutenchi Company, Ltd.	6,000	24,429
Tokyo Rope Manufacturing Company, Ltd. (I)	42,000	80,009
Tokyo Sangyo Company, Ltd.	3,500	14,309
Tokyo Seimitsu Company, Ltd.	12,100	279,863
Tokyo Steel Manufacturing Company, Ltd.	39,000	302,574
Tokyo Tekko Company, Ltd.	20,000	91,203
Tokyo Theatres Company, Inc.	31,000	35,128
Tokyo TY Financial Group, Inc.	10,558	351,849
Tokyotokeiba Company, Ltd.	20,000	46,566
Tokyu Recreation Company, Ltd.	4,000	25,870
Toli Corp.	14,000	38,515
Tomato Bank, Ltd.	38,000	63,190
Tomoe Corp.	7,600	26,085
Tomoe Engineering Company, Ltd.	2,200	30,846
Tomoegawa Company, Ltd.	2,000	4,034
Tomoku Company, Ltd.	21,000	50,252
TOMONY Holdings, Inc.	60,600	273,654
Tomy Company, Ltd.	24,900	137,220
Tonami Holdings Company, Ltd.	19,000	64,055
Toppan Forms Company, Ltd.	19,100	247,497
Topre Corp.	13,500	228,082
Topy Industries, Ltd.	82,000	218,142
Toridoll Corp.	8,600	104,549
Torii Pharmaceutical Company, Ltd.	1,700	43,725
Torishima Pump Manufacturing Company, Ltd.	8,100	62,493
Tosei Corp.	14,800	103,168
Toshiba Machine Company, Ltd.	36,000	169,670
Toshiba Plant Systems & Services Corp.	18,700	225,863
Toshiba TEC Corp.	36,000	190,862
Tosho Company, Ltd.	2,100	44,399
Tosho Printing Company, Ltd.	15,000	50,369
Totetsu Kogyo Company, Ltd.	7,600	163,144
Tow Company, Ltd.	2,000	17,051
Towa Corp.	7,100	48,373
Towa Pharmaceutical Company, Ltd.	3,500	192,223
Toyo Construction Company, Ltd. (L)	28,500	104,484
Toyo Corp.	10,400	98,929
Toyo Denki Seizo - Toyo Electric Manufacturing Company, Ltd.	13,000	48,487
Toyo Engineering Corp.	56,000	144,226
Toyo Ink SC Holdings Company, Ltd.	79,000	360,724
Toyo Kanetsu KK	47,000	90,060
Toyo Kohan Company, Ltd.	18,000	84,257
Toyo Machinery & Metal Company, Ltd.	3,100	13,933
Toyo Securities Company, Ltd.	22,000	69,481
Toyo Tanso Company, Ltd.	4,100	69,857
Toyo Wharf & Warehouse Company, Ltd. (L)	27,000	45,023
Toyobo Company, Ltd.	307,064	490,521
TPR Company, Ltd.	6,300	183,779
Trancom Company, Ltd.	2,300	107,092
Transcosmos, Inc.	7,500	175,769
Trusco Nakayama Corp.	6,600	204,971
Trust Tech, Inc.	600	10,580
TS Tech Company, Ltd.	12,100	348,413

50SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
TSI Holdings Company, Ltd.	30,505	$219,606
Tsubakimoto Chain Company, Ltd.	49,000	436,855
Tsudakoma Corp. (I)	18,000	21,504
Tsugami Corp.	26,000	159,578
Tsukada Global Holdings, Inc.	4,800	30,868
Tsukishima Kikai Company, Ltd.	8,700	97,522
Tsukuba Bank, Ltd.	34,700	109,368
Tsukui Corp.	9,400	69,637
Tsumura & Company	8,000	174,399
Tsurumi Manufacturing Company, Ltd.	5,000	74,302
Tsutsumi Jewelry Company, Ltd.	900	20,811
TV Tokyo Holdings Corp.	800	12,929
Tyo, Inc.	19,500	32,241
U-Shin, Ltd. (L)	6,300	41,872
UACJ Corp.	94,718	249,577
Ube Industries, Ltd.	190,000	335,400
Uchida Yoko Company, Ltd.	16,000	53,619
Uchiyama Holdings Company, Ltd.	3,300	14,354
UKC Holdings Corp.	4,700	84,247
Ulvac, Inc. (I)	15,800	270,975
Uniden Corp.	20,000	36,573
Union Tool Company, Ltd.	3,700	115,889
Unipres Corp.	14,300	316,375
United Arrows, Ltd.	7,200	233,892
United Super Markets Holdings, Inc. (I)	14,400	121,939
Unitika, Ltd. (I)	88,000	41,708
Universal Entertainment Corp.	8,800	173,956
UNY Group Holdings Company, Ltd.	77,700	435,234
Usen Corp. (I)	43,490	123,160
Ushio, Inc.	26,300	386,170
UT Holdings Company, Ltd. (I)	10,900	45,599
Utoc Corp.	4,300	18,651
Valor Company, Ltd.	11,100	226,804
Village Vanguard Company, Ltd.	2,200	25,840
Vital KSK Holdings, Inc.	12,200	86,011
Vitec Company, Ltd.	2,600	27,929
VT Holdings Company, Ltd.	29,700	155,595
Wacoal Holdings Corp.	38,000	455,193
Wacom Company, Ltd. (L)	46,700	180,031
Wakachiku Construction Company, Ltd. (L)	35,000	51,384
Wakita & Company, Ltd.	14,200	146,895
Warabeya Nichiyo Company, Ltd.	5,000	110,365
WATAMI Company, Ltd. (I)(L)	6,900	57,595
Weathernews, Inc.	4,200	119,199
Welcia Holdings Company, Ltd.	5,100	234,439
Wellnet Corp.	100	2,217
West Holdings Corp. (L)	6,400	43,822
Wood One Company, Ltd.	8,000	19,128
Wowow, Inc.	4,400	126,752
Xebio Company, Ltd.	8,200	161,474
Y A C Company, Ltd.	900	6,628
Yachiyo Industry Company, Ltd.	1,200	10,348
Yahagi Construction Company, Ltd.	9,000	62,850
Yaizu Suisankagaku Industry Company, Ltd.	2,900	23,699

SEE NOTES TO FUND'S INVESTMENTS51

International Small Company Fund

	Shares	Value
Japan (continued)
YAMABIKO Corp.	2,800	$112,685
Yamaichi Electronics Company, Ltd.	8,000	77,704
Yamatane Corp.	35,000	56,717
Yamato Kogyo Company, Ltd.	5,000	119,991
Yamaya Corp. (L)	1,000	15,326
Yamazawa Company, Ltd.	100	1,385
Yamazen Corp.	18,000	167,467
Yaoko Company, Ltd.	5,400	215,504
Yellow Hat, Ltd.	5,600	112,103
Yodogawa Steel Works, Ltd.	34,825	157,175
Yokogawa Bridge Corp.	13,300	135,702
Yokohama Reito Company, Ltd. (L)	17,200	118,012
Yokowo Company, Ltd.	5,200	30,132
Yomeishu Seizo Company, Ltd.	3,000	24,675
Yomiuri Land Company, Ltd.	13,000	47,655
Yondenko Corp.	1,000	3,658
Yondoshi Holdings, Inc.	7,200	155,014
Yonekyu Corp.	2,000	29,021
Yonex Company, Ltd.	1,000	15,715
Yorozu Corp.	7,700	162,788
Yoshinoya Holdings Company, Ltd.	1,800	20,622
Yuasa Funashoku Company, Ltd.	11,000	34,779
Yuasa Trading Company, Ltd.	6,200	145,226
Yuken Kogyo Company, Ltd.	20,000	43,100
Yumeshin Holdings Company, Ltd. (L)	8,200	52,772
Yurtec Corp.	15,000	105,752
Yusen Logistics Company, Ltd.	5,900	74,040
Yushiro Chemical Industry Company, Ltd.	3,800	48,175
Yutaka Giken Company, Ltd.	1,000	21,886
Zappallas, Inc.	800	3,801
Zenrin Company, Ltd.	10,100	131,419
Zensho Holdings Company, Ltd.	30,400	278,230
Zeria Pharmaceutical Company, Ltd.	7,600	112,930
Zojirushi Corp.	14,000	193,484
Zuiko Corp.	1,100	34,546
Zuken, Inc.	2,300	22,160
Jersey, Channel Islands 0.2%		1,408,082
Centamin PLC	428,981	458,913
Phoenix Group Holdings	72,519	949,169
Liechtenstein 0.0%		312,024
Liechtensteinische Landesbank AG	4,351	174,272
VP Bank AG	1,639	137,752
Luxembourg 0.4%		2,827,614
APERAM (I)	20,321	839,653
d'Amico International Shipping SA (I)	47,647	31,174
Elcoteq SE (I)	353	0
Eurofins Scientific SE	3,097	940,717
L'Occitane International SA	41,750	123,171
Orco Property Group SA (I)	3,084	1,183
Regus PLC	210,526	833,210
Sword Group	2,536	58,506

52SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Macau 0.0%		$135,922
Macau Legend Development, Ltd. (I)	380,000	135,922
Malaysia 0.0%		82,713
Nam Cheong, Ltd. (L)	379,000	82,713
Malta 0.1%		602,057
Unibet Group PLC	10,144	602,057
Monaco 0.0%		46,987
Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA	1,252	46,987
Mongolia 0.0%		99,433
Mongolian Mining Corp. (I)	1,887,750	99,433
Netherlands 1.9%		12,996,718
Aalberts Industries NV	34,977	1,080,223
Accell Group	8,511	155,617
AMG Advanced Metallurgical Group NV (I)	14,726	135,231
Amsterdam Commodities NV	6,266	167,607
Arcadis NV	24,441	693,030
ASM International NV	21,696	1,059,513
Atrium European Real Estate, Ltd. (I)	30,289	139,574
BE Semiconductor Industries NV	14,422	391,332
Beter Bed Holding NV	5,279	131,887
BinckBank NV	28,602	265,129
Brack Capital Properties NV (I)	368	23,031
Brunel International NV	8,264	154,171
Corbion NV	22,383	434,009
Delta Lloyd NV	70,276	1,219,689
DOCdata NV	926	20,728
Fugro NV (I)	14,098	372,860
Grontmij (I)	25,109	105,340
Heijmans NV (I)	8,732	108,529
Hunter Douglas NV	368	17,178
KAS Bank NV	4,826	59,268
Kendrion NV	5,852	175,888
Koninklijke BAM Groep NV (I)	120,060	469,320
Koninklijke Ten Cate NV	10,623	231,540
Macintosh Retail Group NV (I)	3,311	8,891
Nederlandsche Apparatenfabriek NV	1,373	48,589
Ordina NV (I)	42,607	78,575
PostNL NV (I)	191,823	869,657
QIAGEN NV (I)	2,481	60,825
Royal Imtech NV (I)(L)	22,641	99,814
SBM Offshore NV (I)	66,552	885,400
Sligro Food Group NV	8,456	326,890
SNS REAAL NV (I)	28,136	0
Telegraaf Media Groep NV (I)	4,667	28,965
TKH Group NV	14,736	563,846
TNT Express NV	119,585	1,007,303
TomTom NV (I)	63,002	701,739
USG People NV	29,923	412,355
Van Lanschot NV	651	14,103
Wessanen	32,316	279,072
New Zealand 1.2%		8,202,018
a2 Milk Company, Ltd. (I)(L)	105,902	36,348

SEE NOTES TO FUND'S INVESTMENTS53

International Small Company Fund

	Shares	Value
New Zealand (continued)
Air New Zealand, Ltd.	177,466	$375,779
Chorus, Ltd. (I)	183,304	411,420
Contact Energy, Ltd.	60,914	265,754
Diligent Board Member Services, Inc. (I)	7,635	29,773
Ebos Group, Ltd.	30,461	217,362
Fisher & Paykel Healthcare Corp., Ltd.	218,033	1,021,760
Freightways, Ltd.	57,907	251,767
Hallenstein Glasson Holdings, Ltd.	24,065	62,214
Hellaby Holdings, Ltd.	16,115	34,418
Infratil, Ltd.	261,791	612,773
Kathmandu Holdings, Ltd.	64,785	63,401
Mainfreight, Ltd.	32,418	366,492
Metlifecare, Ltd.	40,091	139,491
Michael Hill International, Ltd.	43,259	35,563
New Zealand Oil & Gas, Ltd.	40,200	16,836
Nuplex Industries, Ltd.	80,775	231,897
NZX, Ltd.	80,835	65,317
Pacific Edge, Ltd. (I)	105,378	49,338
PGG Wrightson, Ltd.	18,780	6,585
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	18,311	221,385
Pumpkin Patch, Ltd. (I)	30,500	5,607
Restaurant Brands New Zealand, Ltd.	35,586	109,042
Ryman Healthcare, Ltd.	146,544	829,280
Sanford, Ltd.	6,681	24,198
Skellerup Holdings, Ltd.	36,142	34,569
SKY Network Television, Ltd.	141,191	634,973
SKYCITY Entertainment Group, Ltd.	233,518	732,585
Steel & Tube Holdings, Ltd.	23,995	49,452
Summerset Group Holdings, Ltd.	57,075	137,928
The New Zealand Refining Company, Ltd. (I)(L)	28,713	50,288
The Warehouse Group, Ltd.	41,572	84,880
Tower, Ltd.	32,655	53,957
Trade Me Group, Ltd.	153,423	407,611
TrustPower, Ltd.	8,544	46,965
Vector, Ltd.	86,800	190,930
Xero, Ltd. (I)	20,314	294,080
Norway 0.8%		5,245,711
ABG Sundal Collier Holding ASA	123,041	93,191
AF Gruppen ASA	3,241	46,771
Aker ASA	1,672	34,046
American Shipping ASA (L)	14,000	71,949
Atea ASA	24,776	277,447
Austevoll Seafood ASA	25,846	146,180
Bakkafrost P/F	11,285	298,839
Bionor Pharma ASA (I)	47,836	13,477
Biotec Pharmacon ASA (I)	11,916	27,555
Bonheur ASA	2,557	20,705
BW Offshore, Ltd.	121,482	93,861
Det Norske Oljeselskap ASA (I)(L)	32,503	212,979
DOF ASA (I)	10,345	11,197
Dolphin Group ASA (I)	50,001	11,862
Ekornes ASA	7,513	101,653
Electromagnetic GeoServices ASA (I)	72,449	16,700

54SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Norway (continued)
Farstad Shipping ASA	4,400	$19,431
Fred Olsen Energy ASA (I)	4,921	37,534
Ganger Rolf ASA	2,018	17,639
Grieg Seafood ASA	14,124	50,806
Hexagon Composites ASA	24,673	74,074
Kongsberg Automotive ASA (I)	151,819	108,160
Kvaerner ASA	59,104	41,234
Leroy Seafood Group ASA	6,448	210,565
Nordic Semiconductor ASA (I)(L)	34,594	259,551
Norske Skogindustrier ASA (I)	49,961	24,620
Norwegian Air Shuttle ASA (I)(L)	7,291	283,380
Odfjell SE, A Shares (I)	7,780	23,837
Olav Thon Eiendomsselskap ASA	3,830	80,317
Opera Software ASA (L)	25,543	220,889
Panoro Energy ASA (I)	86,556	11,458
Petroleum Geo-Services ASA (L)	51,256	314,412
PhotoCure ASA (I)	1,408	7,412
Q-Free ASA (I)	14,930	27,080
REC Silicon ASA (I)	596,226	128,632
Salmar ASA	10,408	168,292
Sevan Marine ASA (I)	7,650	18,934
Siem Offshore, Inc. (I)	37,522	10,122
Solstad Offshore ASA	3,000	17,786
SpareBank 1 SR-Bank ASA	40,014	285,352
Sparebanken 1 SMN	16,711	142,772
Storebrand ASA (I)	46,807	167,764
Tomra Systems ASA	42,713	415,443
Vard Holdings, Ltd. (I)	185,000	82,144
Veidekke ASA	23,829	282,076
Wilh Wilhelmsen Holding ASA	20,420	132,862
Wilh Wilhelmsen Holding ASA, Class A	4,200	102,721
Peru 0.0%		47,694
Hochschild Mining PLC (I)	32,648	47,694
Philippines 0.0%		25,530
Del Monte Pacific, Ltd. (I)	88,200	25,530
Portugal 0.5%		3,569,763
Altri SGPS SA	44,909	187,441
Banco BPI SA (I)	131,340	200,979
Banco Comercial Portugues SA (I)(L)	10,535,982	983,254
Mota-Engil SGPS SA	22,829	61,060
NOS SGPS (L)	73,271	540,746
Novabase SGPS SA	2,054	5,825
Portucel SA	66,599	275,915
REN - Redes Energeticas Nacionais SGPS SA	126,646	370,204
Semapa-Sociedade de Investimento & Gestao	29,810	427,302
Sonae Industria SGPS SA (I)	523,500	4,607
Sonae SGPS SA	371,043	487,756
Teixeira Duarte SA	37,298	24,674
Singapore 1.2%		8,116,141
Amara Holdings, Ltd.	80,000	31,695
Amtek Engineering, Ltd.	52,000	28,153
ASL Marine Holdings, Ltd.	3,000	963

SEE NOTES TO FUND'S INVESTMENTS55

International Small Company Fund

	Shares	Value
Singapore (continued)
AusGroup, Ltd. (I)(L)	176,000	$27,349
Baker Technology, Ltd.	101,000	17,221
Banyan Tree Holdings, Ltd.	78,000	30,094
Biosensors International Group, Ltd. (I)	291,000	172,639
Bonvests Holdings, Ltd.	36,400	36,174
Boustead Projects Pte, Ltd. (I)	28,556	14,129
Boustead Singapore, Ltd.	95,189	96,303
Breadtalk Group, Ltd.	38,000	39,574
Broadway Industrial Group, Ltd. (I)	20,400	3,467
Bukit Sembawang Estates, Ltd.	51,000	198,146
Cape PLC	38,567	148,208
Centurion Corp., Ltd.	85,000	34,265
China Aviation Oil Singapore Corp., Ltd.	72,000	42,956
China Merchants Holdings Pacific, Ltd.	90,510	70,777
Chip Eng Seng Corp., Ltd.	216,000	134,456
Chuan Hup Holdings, Ltd.	78,000	19,094
COSCO Corp. Singapore, Ltd. (L)	410,300	159,442
Creative Technology, Ltd.	7,050	7,191
CSE Global, Ltd.	168,000	72,860
Cw Group Holdings, Ltd.	92,000	77,032
CWT, Ltd.	93,000	136,569
Dyna-Mac Holdings, Ltd.	135,000	27,532
Elec & Eltek International Company, Ltd.	5,000	5,093
Eu Yan Sang International, Ltd.	93,000	41,314
Ezion Holdings, Ltd. (L)	352,400	267,326
Ezra Holdings, Ltd. (I)	337,792	97,559
Falcon Energy Group, Ltd.	32,000	6,292
Far East Orchard, Ltd.	64,594	79,526
First Resources, Ltd.	8,100	12,176
FJ Benjamin Holdings, Ltd.	5,000	434
Food Empire Holdings, Ltd. (I)	43,800	8,447
Fragrance Group, Ltd.	200,000	29,703
Gallant Venture, Ltd. (I)	264,000	44,996
Global Premium Hotels, Ltd.	16,000	3,795
GMG Global, Ltd. (I)	123,400	58,574
Golden Agri-Resources, Ltd.	489,100	152,032
GuocoLand, Ltd.	38,200	59,175
GuocoLeisure, Ltd.	197,000	147,359
Healthway Medical Corp, Ltd. (I)	336,375	14,701
Hi-P International, Ltd.	51,000	20,982
Hiap Hoe, Ltd.	38,000	22,143
Ho Bee Investment, Ltd.	88,000	146,817
Hong Fok Corp., Ltd.	137,760	92,350
Hong Leong Asia, Ltd.	46,000	47,396
Hotel Grand Central, Ltd.	11,521	13,157
Hour Glass, Ltd.	15,000	8,848
HTL International Holdings, Ltd.	24,000	4,362
Hwa Hong Corp., Ltd.	55,000	12,825
Hyflux, Ltd.	187,000	118,452
Indofood Agri Resources, Ltd.	207,000	114,158
Innovalues, Ltd.	62,500	41,899
Jiutian Chemical Group Ltdjiutian Chemical Group, Ltd. (I)	479,000	17,735
K1 Ventures, Ltd.	273,000	42,456
Keppel Infrastructure Trust (L)	536,038	212,675

56SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Singapore (continued)
Keppel Telecommunications & Transportation, Ltd.	30,000	$35,014
Lian Beng Group, Ltd.	132,000	54,804
Low Keng Huat Singapore, Ltd.	64,000	33,226
M1, Ltd.	44,600	106,435
Mercator Lines Singapore, Ltd. (I)	70,000	1,194
Metro Holdings, Ltd.	53,600	41,141
Mewah International, Inc.	57,000	13,946
Midas Holdings, Ltd.	382,000	98,848
Neptune Orient Lines, Ltd. (I)	259,300	194,905
NSL, Ltd.	29,000	32,254
OM Holdings, Ltd. (I)	23,407	5,279
OSIM International, Ltd. (L)	79,000	102,774
Otto Marine, Ltd.	223,500	5,628
OUE, Ltd.	121,000	194,715
Oxley Holdings, Ltd.	31,000	11,130
Pacific Radiance, Ltd.	27,500	12,012
Pan-United Corp., Ltd.	78,000	44,528
Penguin International, Ltd.	124,000	17,814
Petra Foods, Ltd.	46,000	121,545
QAF, Ltd.	68,681	57,733
Raffles Education Corp., Ltd.	295,233	70,128
Raffles Medical Group, Ltd.	17,789	59,360
REC Solar ASA (I)	9,401	127,544
Rickmers Maritime	215,000	44,632
Rotary Engineering, Ltd.	100,000	37,798
SATS, Ltd.	36,200	91,022
SBS Transit, Ltd.	20,500	28,563
Sheng Siong Group, Ltd.	180,900	115,971
SHS Holdings, Ltd.	84,000	14,020
Sim Lian Group, Ltd.	69,447	45,458
Sinarmas Land, Ltd.	417,000	221,036
Sing Holdings, Ltd.	79,000	19,002
Singapore Post, Ltd.	95,600	133,588
Singapore Reinsurance Corp., Ltd.	47,000	11,333
SMRT Corp., Ltd.	270,000	320,228
Stamford Land Corp., Ltd.	196,000	85,719
SunVic Chemical Holdings, Ltd. (I)	87,000	24,495
Super Group, Ltd.	105,000	89,440
Swiber Holdings, Ltd. (I)	256,500	36,062
Swissco Holdings, Ltd.	52,000	15,384
Tat Hong Holdings, Ltd.	139,000	63,309
Tiong Woon Corp. Holding, Ltd.	51,000	7,537
Tuan Sing Holdings, Ltd.	312,549	90,325
UMS Holdings, Ltd.	90,500	36,533
United Engineers, Ltd.	178,000	357,642
UOB-Kay Hian Holdings, Ltd.	133,554	149,504
UPP Holdings, Ltd.	136,000	22,169
Venture Corp., Ltd.	97,500	564,504
Vibrant Group, Ltd.	512,639	38,384
Vicom, Ltd.	4,000	18,040
Wee Hur Holdings, Ltd.	102,000	25,319
Wing Tai Holdings, Ltd.	176,817	255,710
XP Power, Ltd.	3,562	90,226
Yeo Hiap Seng, Ltd.	8,834	10,876

SEE NOTES TO FUND'S INVESTMENTS57

International Small Company Fund

	Shares	Value
Singapore (continued)
Yongnam Holdings, Ltd. (I)	98,250	$39,309
South Africa 0.1%		725,217
Lonmin PLC (I)	134,717	290,680
Mota-Engil Africa NV (I)	2,005	13,958
Petra Diamonds, Ltd. (I)	158,147	420,579
Spain 2.1%		15,031,619
Abengoa SA, A Shares	8,274	29,192
Abengoa SA, B Shares	122,619	410,308
Acciona SA	9,975	764,377
Acerinox SA	42,874	654,119
Adveo Group International SA	3,825	38,586
Almirall SA (I)	21,819	450,474
Atresmedia Corp de Medios de Comunicaion SA	24,066	360,921
Azkoyen SA (I)	2,428	8,269
Baron de Ley SA (I)	943	91,134
Bolsas y Mercados Espanoles SA	27,946	1,132,110
Caja de Ahorros del Mediterraneo (I)	1,684	0
Cementos Portland Valderrivas SA (I)	4,360	32,591
Cie Automotive SA	13,419	212,395
Construcciones y Auxiliar de Ferrocarriles SA	627	206,520
Distribuidora Internacional de Alimentacion SA	171,540	1,366,023
Duro Felguera SA	30,857	122,995
Ebro Foods SA	28,438	535,807
Elecnor SA	6,680	70,792
Ence Energia y Celulosa SA	56,065	203,911
Ercros SA (I)	30,287	14,822
Faes Farma SA	97,501	257,220
Fluidra SA (I)	12,779	45,485
Fomento de Construcciones y Contratas SA (I)	38,186	398,677
Gamesa Corporacion Tecnologica SA (I)	91,408	1,405,114
Grupo Catalana Occidente SA	10,641	334,438
Grupo Ezentis SA (I)	65,836	57,736
Iberpapel Gestion SA	1,271	20,165
Indra Sistemas SA	30,265	293,072
Laboratorios Farmaceuticos Rovi SA	1,848	31,476
Mediaset Espana Comunicacion SA	58,744	738,476
Melia Hotels International SA	16,292	211,844
Miquel y Costas SA	3,642	138,969
NH Hotel Group SA (I)	69,424	395,514
Obrascon Huarte Lain SA	11,672	218,944
Papeles y Cartones de Europa SA	18,790	111,276
Pescanova SA (I)	2,188	0
Prim SA	1,511	13,567
Promotora de Informaciones SA (I)	16,552	146,586
Prosegur Cia de Seguridad SA	93,795	514,827
Quabit Inmobiliaria SA (I)	265,692	26,783
Realia Business SA (I)	35,461	26,663
Sacyr SA (I)	111,275	471,875
Solaria Energia y Medio Ambiente SA (I)	10,301	11,582
Tecnicas Reunidas SA	9,803	487,664
Telecomunicaciones y Energia (I)	4,417	6,399
Tubacex SA	31,268	100,387
Tubos Reunidos SA	31,261	57,641

58SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Spain (continued)
Vidrala SA	5,985	$299,314
Viscofan SA	15,701	963,724
Vocento SA (I)	6,333	15,049
Zardoya Otis SA	18,058	232,167
Zeltia SA (I)	68,882	293,639
Sweden 2.8%		19,816,673
AAK AB	9,134	592,299
Acando AB	35,406	55,239
AddTech AB, B Shares	18,224	249,963
AF AB, B Shares	26,838	371,354
Atrium Ljungberg AB, B Shares	9,328	125,239
Avanza Bank Holding AB	5,316	226,023
Axfood AB	26,248	402,248
B&B Tools AB, B Shares	7,855	121,919
Beijer Alma AB	5,177	114,184
Beijer Electronics AB	1,967	13,977
Beijer Ref AB	5,039	105,522
Betsson AB (I)	27,903	417,319
Bilia AB	16,616	327,431
BillerudKorsnas AB	53,475	906,571
BioGaia AB, B Shares	5,070	162,612
Biotage AB	11,979	25,698
Bjoern Borg AB (I)	6,665	24,467
Bulten AB	4,543	46,362
Bure Equity AB	24,662	144,036
Byggmax Group AB	20,973	145,113
Castellum AB	57,056	818,774
Clas Ohlson AB, B Shares	14,703	265,450
Cloetta AB, B Shares (I)	79,959	252,286
Concordia Maritime AB, B Shares (I)	748	1,543
Dios Fastigheter AB	20,611	141,964
Doro AB (I)	8,530	41,354
Duni AB	14,919	221,089
East Capital Explorer AB (I)	1,176	8,114
Enea AB (I)	3,146	1,325
Enea AB (I)	3,146	34,651
Eniro AB (I)(L)	148,388	20,509
Fabege AB	47,703	665,021
Fagerhult AB	1,800	34,840
Fastighets AB Balder, B Shares (I)	14,300	237,272
Gunnebo AB	14,001	66,817
Haldex AB	14,193	201,936
Hemfosa Fastigheter AB (I)	6,098	62,412
Hexpol AB	71,070	771,372
HIQ International AB (I)	21,646	102,377
Holmen AB, B Shares	18,699	560,455
Hufvudstaden AB, A Shares	3,446	44,156
Industrial & Financial Systems AB, Class B	6,980	250,509
Indutrade AB	7,802	372,035
Intrum Justitia AB	23,419	716,045
JM AB	22,573	639,693
KappAhl AB	22,127	102,199
Karolinska Development AB, Class B (I)	11,601	15,829
Klovern AB, A Shares	3,646	3,549

SEE NOTES TO FUND'S INVESTMENTS59

International Small Company Fund

	Shares	Value
Sweden (continued)
Klovern AB, B Shares	36,465	$35,481
KNOW IT AB	3,226	21,196
Kungsleden AB	50,996	329,055
Lagercrantz AB, B Shares	4,279	86,030
Lindab International AB	23,667	207,719
Loomis AB, Class B	20,649	607,265
Medivir AB, B Shares (I)(L)	11,625	112,792
Mekonomen AB	9,708	255,621
Modern Times Group AB, B Shares	20,089	637,193
MQ Holding AB	8,621	39,252
Munksjo OYJ (I)	1,315	15,039
Mycronic AB	30,882	222,093
NCC AB, B Shares	1,392	43,318
Net Insight AB, Class B (I)	86,044	31,267
NetEnt AB (I)	8,425	324,998
New Wave Group AB, B Shares	16,778	85,071
Nibe Industrier AB, B Shares	27,668	824,680
Nobia AB	39,901	436,061
Nolato AB, B Shares	8,544	199,859
Nordnet AB, B Shares	29,572	127,001
OEM International AB, B Shares	8,427	116,528
Peab AB	63,290	485,940
Pricer AB, B Shares (I)	42,894	48,315
Proact IT Group AB	930	12,730
Proffice AB, B Shares	22,512	56,539
Ratos AB, B Shares	44,870	290,092
Saab AB, Class B	23,175	597,387
SAS AB (I)(L)	71,520	128,359
Sectra AB, B Shares (I)	1,335	18,651
Semcon AB	6,623	43,489
SkiStar AB	7,556	88,349
SSAB AB, A Shares (I)(L)	59,275	335,779
SSAB AB, B Shares (I)	47,710	231,911
Sweco AB, B Shares	7,867	109,852
Swedish Orphan Biovitrum AB (I)	17,085	258,529
Swedol AB, Class B	662	1,414
Systemair AB	3,130	49,254
TradeDoubler AB (I)	9,405	8,960
Transmode AB	4,369	56,816
Tribona AB	13,179	62,186
Vitrolife AB	4,604	90,586
Wallenstam AB (I)	53,742	421,067
Wihlborgs Fastigheter AB	25,678	431,797
Switzerland 4.7%		32,868,172
AFG Arbonia-Forster Holding AG (I)	7,238	145,216
Allreal Holding AG (I)	5,407	755,417
Alpiq Holding AG (I)	165	14,032
ALSO Holding AG (I)	779	48,581
APG SGA SA	695	286,572
Ascom Holding AG	16,327	289,382
Autoneum Holding AG (I)	1,210	264,585
Bachem Holding AG	753	41,178
Baloise Holding AG	14,335	1,786,480
Bank Coop AG	2,535	110,351

60SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Switzerland (continued)
Banque Cantonale de Geneve	333	$83,596
Banque Cantonale Vaudoise	552	320,520
Belimo Holding AG	177	438,799
Bell AG	43	113,876
Bellevue Group AG	2,549	38,253
Berner Kantonalbank AG	1,062	215,199
BKW AG	5,137	193,485
Bobst Group AG	3,755	173,410
Bossard Holding AG (I)	2,573	309,248
Bucher Industries AG	2,373	626,343
Burckhardt Compression Holding AG	1,043	480,694
Burkhalter Holding AG	1,808	212,724
Calida Holding AG (I)	2,283	98,990
Carlo Gavazzi Holding AG	85	21,340
Charles Voegele Holding AG (I)	3,654	47,203
Cie Financiere Tradition SA	791	54,688
Coltene Holding AG	1,381	116,880
Conzzeta AG	94	358,716
Daetwyler Holding AG	2,645	374,060
DKSH Holding AG (I)	2,856	220,503
Dufry AG (I)	8,056	1,114,745
Edmond de Rothschild Suisse SA	1	15,692
EFG International AG (I)	23,805	330,007
Emmi AG (I)	915	298,465
Energiedienst Holding AG (I)	1,013	29,602
Feintool International Holding AG (I)	567	60,350
Ferrexpo PLC	47,434	54,083
Flughafen Zuerich AG	1,609	1,273,730
Forbo Holding AG (I)	510	624,751
GAM Holding AG (I)	65,816	1,467,709
Gategroup Holding AG (I)	9,676	300,417
Georg Fischer AG	1,792	1,358,261
Gurit Holding AG (I)	165	77,604
Helvetia Holding AG	2,666	1,493,692
Highlight Communications AG (I)	4,309	20,939
HOCHDORF Holding AG (I)	43	7,354
Huber & Suhner AG	5,731	263,778
Implenia AG	7,183	449,488
Inficon Holding AG (I)	774	279,783
Interroll Holding AG (I)	297	190,900
Intershop Holding AG	511	217,575
Jungfraubahn Holding AG	635	58,129
Kaba Holding AG	1,201	755,419
Kardex AG (I)	2,916	178,999
Komax Holding AG	1,638	303,397
Kudelski SA	18,429	280,282
Kuoni Reisen Holding AG (I)	1,558	498,092
LEM Holding SA	322	280,092
LifeWatch AG (I)	456	7,952
Logitech International SA	3,899	62,501
Logitech International SA	49,909	804,498
Luzerner Kantonalbank AG	1,133	432,874
MCH Group AG	307	20,655
Metall Zug AG	86	243,735

SEE NOTES TO FUND'S INVESTMENTS61

International Small Company Fund

	Shares	Value
Switzerland (continued)
Meyer Burger Technology AG (I)(L)	28,251	$226,440
Micronas Semiconductor Holding AG (I)	9,646	59,466
Mobilezone Holding AG	8,979	155,710
Mobimo Holding AG (I)	2,775	584,782
OC Oerlikon Corp. AG (I)	53,471	685,175
Orascom Development Holding AG (I)	4,937	73,600
Orell Fuessli Holding AG (I)	223	25,740
Orior AG (I)	2,149	129,304
Panalpina Welttransport Holding AG	4,484	611,256
Phoenix Mecano AG	318	156,738
PSP Swiss Property AG (I)	67	5,760
Rieter Holding AG (I)	1,269	210,354
Romande Energie Holding SA	101	118,210
Schaffner Holding AG (I)	198	50,440
Schmolz & Bickenbach AG (I)	240,180	232,841
Schweiter Technologies AG	394	318,751
Siegfried Holding AG (I)	1,683	306,910
St. Galler Kantonalbank AG	536	190,468
Straumann Holding AG	4,190	1,112,937
Sulzer AG	8,741	960,829
Swissquote Group Holding SA	3,570	108,145
Tamedia AG	641	103,430
Tecan Group AG	3,718	498,626
Temenos Group AG (I)	21,579	787,843
Tornos SA (I)	2,185	10,556
U-Blox AG (I)	2,550	559,106
Valiant Holding AG	6,263	568,936
Valora Holding AG (I)	1,465	314,316
Vaudoise Assurances Holding SA	338	193,941
Vetropack Holding AG	105	176,028
Von Roll Holding AG (I)	2,046	2,177
Vontobel Holding AG	10,560	482,860
Walliser Kantonalbank	31	24,323
Walter Meier AG	876	37,725
Ypsomed Holding AG (I)	1,048	107,579
Zehnder Group AG	4,558	208,154
Zueblin Immobilien Holding AG (I)	7,460	8,405
Zug Estates Holding AG, B Shares (I)	77	111,309
Zuger Kantonalbank AG	53	253,131
Thailand 0.0%		10,327
Mermaid Maritime PCL	62,000	10,327
United Arab Emirates 0.0%		211,414
Lamprell PLC (I)	90,279	211,414
United Kingdom 19.5%		136,952,844
4imprint Group PLC	3,295	55,067
A.G.BARR PLC	21,751	203,552
Acacia Mining PLC	27,573	128,378
Acal PLC	1,923	8,745
Afren PLC (I)	310,484	14,183
Aga Rangemaster Group PLC (I)	21,823	37,678
Akastor ASA (I)	14,661	25,417
Alent PLC	100,180	584,735
Amec Foster Wheeler PLC	91,864	1,336,855

62SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Amlin PLC	166,888	$1,245,652
Anglo Pacific Group PLC	30,338	43,422
Anglo-Eastern Plantations PLC	3,323	32,721
Anite PLC	114,234	173,769
Ashmore Group PLC	135,775	688,647
AVEVA Group PLC	20,780	616,401
Avon Rubber PLC	3,710	47,284
Balfour Beatty PLC	255,155	971,895
Barratt Developments PLC	151,131	1,371,792
BBA Aviation PLC	180,024	904,126
Bellway PLC	47,585	1,710,903
Berendsen PLC	60,370	938,056
Berkeley Group Holdings PLC	40,346	1,910,956
Betfair Group PLC	24,674	1,005,946
Bloomsbury Publishing PLC	18,160	48,909
Bodycote PLC	71,073	808,816
Booker Group PLC	487,010	1,324,325
Boot Henry PLC	18,853	66,214
Bovis Homes Group PLC	56,201	940,516
Braemar Seascope Group PLC	1,929	15,102
Brammer PLC	29,413	139,493
Brewin Dolphin Holdings PLC	107,758	534,174
British Polythene Industries PLC	10,683	112,896
Britvic PLC	90,392	1,013,244
BTG PLC (I)	43,913	477,519
Cable & Wireless Communications PLC	1,016,680	1,050,937
Cairn Energy PLC (I)	47,153	122,543
Capital & Counties Properties PLC	5,753	36,912
Carclo PLC	7,141	15,981
Carillion PLC	152,801	774,996
Carpetright PLC (I)	6,882	52,266
Carr's Milling Industries PLC	9,750	25,636
Castings PLC	6,764	41,182
Centaur Media PLC	19,732	24,080
Charles Stanley Group PLC	5,789	34,390
Charles Taylor PLC	7,487	26,383
Chemring Group PLC	74,431	253,952
Chesnara PLC	36,756	182,699
Chime Communications PLC	23,010	95,190
Cineworld Group PLC	79,209	628,639
Clarkson PLC	2,633	98,367
Close Brothers Group PLC	59,649	1,461,708
Cobham PLC	353,004	1,598,721
Colt Group SA (I)	125,354	287,168
Communisis PLC	76,410	59,208
Computacenter PLC	27,395	303,225
Concentric AB	16,391	219,803
Connect Group PLC	104,149	251,429
Consort Medical PLC	14,161	207,135
Costain Group PLC	19,995	103,316
Countrywide PLC	16,383	150,010
Cranswick PLC	15,914	388,319
Crest Nicholson Holdings PLC	46,681	382,070
Creston PLC	10,587	20,635

SEE NOTES TO FUND'S INVESTMENTS63

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Croda International PLC	38,831	$1,735,260
CSR PLC	61,169	825,903
Daily Mail & General Trust PLC	99,459	1,462,369
Dairy Crest Group PLC	65,915	517,262
Darty PLC	89,867	99,852
De La Rue PLC	25,966	202,079
Debenhams PLC	348,350	505,169
Dechra Pharmaceuticals PLC	37,242	585,036
Development Securities PLC	39,022	164,284
Devro PLC	75,316	376,011
Dialight PLC	6,041	68,480
Dignity PLC	19,677	639,003
Diploma PLC	44,384	549,164
Domino Printing Sciences PLC	36,810	512,799
Domino's Pizza Group PLC	62,951	765,840
Drax Group PLC	129,743	784,830
DS Smith PLC	359,113	1,951,283
Dunelm Group PLC	26,037	374,655
E2V Technologies PLC	13,271	51,302
Electrocomponents PLC	202,657	743,330
Elementis PLC	163,797	767,115
EnQuest PLC (I)	245,145	200,392
Enterprise Inns PLC (I)	170,881	338,380
Essentra PLC	90,810	1,389,864
esure Group PLC	6,971	27,590
Euromoney Institutional Investor PLC	13,807	247,754
Evraz PLC	143,859	371,030
Fenner PLC	51,955	175,704
Fidessa Group PLC	13,595	464,118
Findel PLC (I)	18,987	64,921
FirstGroup PLC (I)	353,388	614,662
Fuller Smith & Turner PLC, Class A	9,805	153,734
Future PLC (I)	44,714	7,523
Galliford Try PLC	37,373	944,801
Gem Diamonds, Ltd.	36,843	84,390
Genus PLC	25,611	582,626
Go-Ahead Group PLC	18,310	743,660
Greene King PLC	85,187	1,068,418
Greggs PLC	42,405	769,569
Halfords Group PLC	80,604	593,694
Halma PLC	138,294	1,615,788
Hardy Oil & Gas PLC (I)	7,986	4,557
Hays PLC	522,426	1,292,853
Headlam Group PLC	20,970	155,737
Helical Bar PLC	39,821	253,456
Henderson Group PLC	412,921	1,800,409
Hikma Pharmaceuticals PLC	46,394	1,474,687
Hill & Smith Holdings PLC	31,582	339,277
Hilton Food Group, Ltd.	1,897	13,314
Hogg Robinson Group PLC	48,756	42,190
Home Retail Group PLC	311,743	751,426
HomeServe PLC	117,061	775,058
Howden Joinery Group PLC	236,417	1,853,755
Hunting PLC	42,765	402,405

64SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Huntsworth PLC	40,056	$25,878
ICAP PLC	184,801	1,564,904
IG Group Holdings PLC	132,851	1,589,684
Imagination Technologies Group PLC (I)	110,021	368,920
IMI PLC (I)	48,723	927,362
Inchcape PLC	147,802	1,910,491
Informa PLC	199,727	1,774,177
Inmarsat PLC	143,288	2,177,132
Innovation Group PLC	355,175	156,164
Intermediate Capital Group PLC	51,098	467,797
International Personal Finance PLC	25,827	193,849
Interserve PLC	51,750	491,210
IP Group PLC (I)	75,566	248,442
ITE Group PLC	78,986	230,352
Ithaca Energy, Inc. (I)	140,966	108,819
J.D. Wetherspoon PLC	34,016	409,891
James Fisher & Sons PLC	19,303	392,604
Jardine Lloyd Thompson Group PLC	45,442	720,890
Jazztel PLC (I)	68,343	973,124
JD Sports Fashion PLC	17,790	176,856
John Menzies PLC	17,248	117,356
John Wood Group PLC	113,569	1,276,203
Johnston Press PLC (I)	2,635	6,389
Jupiter Fund Management PLC	139,504	999,385
KAZ Minerals PLC (I)	18,055	69,616
KCOM Group PLC	207,253	305,878
Keller Group PLC	28,433	463,466
Kier Group PLC	25,737	534,050
Ladbrokes PLC	361,017	662,562
Laird PLC	122,423	723,077
Lancashire Holdings, Ltd.	76,590	757,214
Laura Ashley Holdings PLC	68,094	36,154
Lavendon Group PLC	30,529	93,805
Lookers PLC	134,298	331,990
Low & Bonar PLC	29,009	32,831
LSL Property Services PLC	17,515	106,039
Man Group PLC	602,130	1,645,364
Management Consulting Group PLC	85,894	20,429
Marshalls PLC	56,458	260,986
Marston's PLC	245,113	625,326
McBride PLC (I)	32,860	49,156
Mears Group PLC	39,299	258,309
Melrose Industries PLC	368,281	1,495,732
Michael Page International PLC	107,762	897,904
Micro Focus International PLC	50,141	1,017,125
Millennium & Copthorne Hotels PLC	57,018	509,856
Mitchells & Butlers PLC (I)	77,347	536,779
Mitie Group PLC	146,824	695,784
Moneysupermarket.com Group PLC	159,510	740,623
Morgan Advanced Materials PLC	115,881	616,620
Morgan Sindall PLC	11,781	148,118
Mothercare PLC (I)	43,053	167,180
MWB Group Holdings PLC (I)	15,166	1,130
N. Brown Group PLC	60,233	307,907

SEE NOTES TO FUND'S INVESTMENTS65

International Small Company Fund

	Shares	Value
United Kingdom (continued)
National Express Group PLC	166,223	$792,296
NCC Group PLC	26,593	86,244
Norcros PLC	93,556	24,435
Northgate PLC	57,127	549,837
Novae Group PLC	17,166	191,103
Ocado Group PLC (I)	19,830	110,682
Ophir Energy PLC (I)	35,676	71,535
Oxford Biomedica PLC (I)	110,000	16,728
Oxford Instruments PLC	8,480	140,739
Pace PLC	143,879	907,933
PayPoint PLC	17,489	253,683
Pendragon PLC	269,797	153,620
Pennon Group PLC	149,629	1,952,508
Petropavlovsk PLC (I)	33,706	3,104
Phoenix IT Group, Ltd.	10,564	25,315
Photo-Me International PLC	41,479	88,017
Poundland Group PLC	31,855	149,481
Premier Farnell PLC	164,353	480,070
Premier Foods PLC (I)	243,699	155,158
Premier Oil PLC (I)	175,219	437,916
Punch Taverns PLC (I)	7,353	13,783
PZ Cussons PLC	84,138	461,969
QinetiQ Group PLC	233,371	846,236
Quintain Estates & Development PLC (I)	224,973	373,481
R.E.A. Holdings PLC	2,867	13,707
Rank Group PLC	28,805	92,120
Rathbone Brothers PLC	4,711	160,147
Redrow PLC	102,557	684,163
Renishaw PLC	11,976	440,188
Renold PLC (I)	36,501	43,157
Rentokil Initial PLC	654,632	1,472,372
Rexam PLC	60,597	517,385
Ricardo PLC	19,176	272,924
Rightmove PLC	33,425	1,710,422
RM PLC	12,019	26,585
Robert Walters PLC	12,302	77,263
Rotork PLC	320,010	1,238,823
RPC Group PLC	92,290	867,261
RPS Group PLC	61,847	221,906
Savills PLC	51,612	766,302
SDL PLC	15,813	98,236
Senior PLC	152,620	748,217
Sepura PLC	12,332	30,740
Serco Group PLC	159,434	335,009
Severfield Rowen PLC (I)	78,284	84,756
Shanks Group PLC	183,180	303,538
SIG PLC	232,360	713,426
Skyepharma PLC (I)	10,259	44,466
Soco International PLC	68,528	194,048
Spectris PLC	45,010	1,609,015
Speedy Hire PLC	226,833	264,741
Spirax-Sarco Engineering PLC	25,266	1,345,519
Spirent Communications PLC	155,960	213,751
Spirit Pub Company PLC	203,571	355,968

66SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Sportech PLC (I)	2,345	$2,410
St. Ives PLC	37,604	103,355
St. Modwen Properties PLC	93,019	630,096
Stagecoach Group PLC	141,960	877,987
SThree PLC	31,058	180,319
Stobart Group, Ltd.	16,590	27,724
Stolt-Nielsen, Ltd.	8,803	156,038
SuperGroup PLC (I)	14,219	247,378
Synergy Health PLC	18,565	518,642
Synthomer PLC	119,036	638,641
TalkTalk Telecom Group PLC (L)	183,871	1,127,493
Tate & Lyle PLC	178,693	1,590,327
Taylor Wimpey PLC	69,679	195,818
Ted Baker PLC	10,602	464,855
Telecity Group PLC	74,198	1,223,427
Telecom Plus PLC	12,675	157,703
The Restaurant Group PLC	72,806	768,609
The Unite Group PLC	83,975	798,205
The Vitec Group PLC	3,750	37,002
Thomas Cook Group PLC (I)	529,398	1,168,750
Thorntons PLC (I)	23,273	35,400
Topps Tiles PLC	47,363	99,833
Torotrak PLC (I)	880	108
Tribal Group PLC	3,692	8,417
Trifast PLC	22,400	39,983
Trinity Mirror PLC	116,839	280,252
TT Electronics PLC	55,567	119,402
Tullett Prebon PLC	93,582	566,463
UBM PLC	137,879	1,173,275
UK Mail Group PLC	6,109	47,656
Ultra Electronics Holdings PLC	27,481	769,161
UTV Media PLC	26,046	60,333
Vectura Group PLC (I)	166,317	452,340
Vesuvius PLC	105,601	722,543
Victrex PLC	29,867	954,003
Volex PLC (I)	8,308	11,029
Vp PLC	664	6,968
W.S. Atkins PLC	32,320	723,723
WH Smith PLC	44,033	1,043,680
William Hill PLC	304,706	1,961,031
Wilmington Group PLC	8,311	33,527
Wincanton PLC (I)	48,179	124,320
Xaar PLC	21,342	147,637
Xchanging PLC	83,684	161,319
Zeal Network SE	2,167	111,689
United States 0.2%		1,509,992
AgJunction, Inc. (I)	10,400	5,101
Alacer Gold Corp. (I)	95,571	217,486
Argonaut Gold, Inc. (I)	33,554	46,948
BNK Petroleum, Inc. (I)	35,400	22,773
Boart Longyear, Ltd. (I)	78,496	9,834
Mood Media Corp. (I)	42,000	22,966
Nexteer Automotive Group, Ltd.	256,000	297,889
Ormat Technologies, Inc.	1,402	51,853

SEE NOTES TO FUND'S INVESTMENTS67

International Small Company Fund

			Shares	Value
United States (continued)
	Performance Sports Group, Ltd. (I)		7,233	$142,322
	Sims Metal Management, Ltd.		70,995	626,178
	Thompson Creek Metals Company, Inc. (I)		12,600	11,460
	Thompson Creek Metals Company, Inc. (I)		61,272	55,182
Preferred securities 0.1%				$906,096
(Cost $901,072)
Germany 0.1%				906,096
	Biotest AG		234	20,378
	Draegerwerk AG & Company KGaA		1,750	192,591
	Fuchs Petrolub SE		1,779	78,158
	Jungheinrich AG		2,984	204,677
	Sartorius AG		1,132	199,379
	Sixt SE		3,721	131,072
	STO SE & Company KGaA		199	34,762
	Villeroy & Boch AG		2,928	45,079
Rights 0.1%				$267,668
(Cost $528,091)
	Banca Monte dei Paschi di Siena SpA (I)(L)(N)		13,760	91,280
	BE Group AB (I)(N)		8,608	464
	Betsson AB (I)(N)		9,301	12,981
	Bjoern Borg AB (I)(N)		6,665	1,165
	Deutsche Wohnen AG (I)(N)		68,658	2,262
	East Capital Explorer AB (I)(N)		1,176	159
	Fortune Oil PLC (I)(N)		276,527	2,113
	Keppel Infrastructure Trust (I)(N)		41,233	612
	Kier Group PLC (I)(N)		18,383	140,483
	McBride PLC (I)(N)		558,620	854
	Rubis SCA (I)(N)		15,287	15,295
	Yield (%)		Shares	Value
Securities lending collateral 3.9%				$27,622,605
(Cost $27,622,423)
John Hancock Collateral Trust (W)	0.1434(Y	)	2,760,825	27,622,605
Total investments (Cost $643,992,974)† 103.1%				$723,534,967
Other assets and liabilities, net (3.1%)				($21,940,179)
Total net assets 100.0%				$701,594,788

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-15. The value of securities on loan amounted to $26,150,312.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-15.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $647,445,603. Net unrealized appreciation aggregated $76,089,364, of which $146,342,574 related to appreciated investment securities and $70,253,210 related to depreciated investment securities.

68SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

The fund had the following sector composition as a percentage of net assets on 5-31-15:

Industrials	24.5%
Consumer discretionary	19.4%
Financials	14.6%
Materials	10.4%
Information technology	9.6%
Consumer staples	6.1%
Health care	6.0%
Energy	4.1%
Utilities	2.5%
Telecommunication services	2.0%
Short-term investments and other	0.8%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS69

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$43,975,623	$277,036	$43,162,034	$536,553
Austria	7,955,775	—	7,955,775	—
Belgium	11,214,680	—	11,214,680	—
Bermuda	1,876,047	—	1,876,047	—
Cambodia	421,417	—	421,417	—
Canada	54,643,052	54,639,081	2,123	1,848
China	870,858	152,909	717,949	—
Cyprus	287,601	—	287,601	—
Denmark	12,466,398	—	12,466,398	—
Finland	17,918,827	—	17,915,813	3,014
France	28,683,674	—	28,683,674	—
Gabon	65,622	—	65,622	—
Georgia	368,076	—	368,076	—
Germany	37,696,622	25,670	37,670,952	—
Gibraltar	540,158	—	540,158	—
Greece	82	—	—	82
Guernsey, Channel Islands	35,956	1,025	34,931	—
Hong Kong	25,050,743	12,706	25,013,304	24,733
India	333,533	—	333,533	—
Ireland	12,261,115	1,234,020	11,027,095	—
Isle of Man	917,744	—	917,744	—
Israel	5,230,187	235,519	4,994,668	—
Italy	26,472,337	—	26,426,043	46,294
Japan	154,607,806	—	154,607,806	—
Jersey, Channel Islands	1,408,082	—	1,408,082	—

70

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Liechtenstein	312,024	—	312,024	—
Luxembourg	2,827,614	—	2,827,614	—
Macau	135,922	—	135,922	—
Malaysia	82,713	—	82,713	—
Malta	602,057	—	602,057	—
Monaco	46,987	—	46,987	—
Mongolia	99,433	—	99,433	—
Netherlands	12,996,718	—	12,996,718	—
New Zealand	8,202,018	—	8,202,018	—
Norway	5,245,711	—	5,245,711	—
Peru	47,694	—	47,694	—
Philippines	25,530	—	25,530	—
Portugal	3,569,763	—	3,569,763	—
Singapore	8,116,141	—	8,102,012	14,129
South Africa	725,217	—	725,217	—
Spain	15,031,619	—	15,031,619	—
Sweden	19,816,673	—	19,816,673	—
Switzerland	32,868,172	62,501	32,805,671	—
Thailand	10,327	—	10,327	—
United Arab Emirates	211,414	—	211,414	—
United Kingdom	136,952,844	108,819	136,842,895	1,130
United States	1,509,992	524,238	985,754	—
Preferred securities	906,096	—	906,096	—
Rights	267,668	—	264,701	2,967
Securities lending collateral	27,622,605	27,622,605	—	—
Total investments in securities	$723,534,967	$84,896,129	$638,008,088	$630,750

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

71

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	424Q3	05/15
This report is for the information of the shareholders of John Hancock International Small Company Fund.		7/15

John Hancock

Small Cap Value Fund

Quarterly portfolio holdings 5/31/15

Fund's investments	Small Cap Value Fund

As of 5-31-15 (unaudited)
	Shares	Value
Common stocks 95.8%		$271,975,870
(Cost $203,097,215)
Consumer discretionary 7.8%		22,108,046
Household durables 2.2%
Helen of Troy, Ltd. (I)	70,820	6,196,042
Multiline retail 1.5%
Fred's, Inc., Class A	246,160	4,312,723
Specialty retail 4.1%
Ascena Retail Group, Inc. (I)	286,060	4,227,967
CST Brands, Inc.	14,960	594,959
Stage Stores, Inc.	188,570	3,052,948
The Cato Corp., Class A	99,850	3,723,407
Consumer staples 4.8%		13,588,051
Beverages 1.1%
C&C Group PLC	820,064	3,165,738
Food and staples retailing 1.2%
Casey's General Stores, Inc.	39,160	3,414,360
Food products 2.5%
Cranswick PLC	139,589	3,406,125
Post Holdings, Inc. (I)	83,260	3,601,828
Energy 6.4%		18,286,511
Energy equipment and services 2.3%
Era Group, Inc. (I)	107,088	2,248,848
SEACOR Holdings, Inc. (I)	52,468	3,679,056
Tesco Corp.	44,200	531,284
Oil, gas and consumable fuels 4.1%
Diamondback Energy, Inc. (I)	7,268	565,523
Dorian LPG, Ltd. (I)	170,010	2,354,639
RSP Permian, Inc. (I)	141,380	4,026,502
Scorpio Tankers, Inc.	535,160	4,880,659
Financials 19.5%		55,346,400
Banks 11.0%
First Busey Corp.	324,972	2,040,824
First Midwest Bancorp, Inc.	244,730	4,346,405
First Niagara Financial Group, Inc.	291,680	2,598,869
Flushing Financial Corp.	89,968	1,743,580
Great Western Bancorp, Inc.	114,650	2,657,587
Hancock Holding Company	97,780	2,848,331
International Bancshares Corp.	188,810	4,927,941
MB Financial, Inc.	112,350	3,619,917
Webster Financial Corp.	169,390	6,418,187
Capital markets 1.0%
Ares Capital Corp.	20,970	351,248
Solar Capital, Ltd.	129,660	2,479,099
Insurance 2.8%
Alleghany Corp. (I)	1,480	703,518
AMERISAFE, Inc.	45,300	1,936,122
Assured Guaranty, Ltd.	11,275	322,352
Primerica, Inc.	88,450	3,912,144

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Value Fund

	Shares	Value
Financials (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	7,740	$724,077
White Mountains Insurance Group, Ltd.	725	470,699
Real estate investment trusts 3.3%
Corrections Corp. of America	12,020	422,623
DiamondRock Hospitality Company	190,522	2,509,175
Education Realty Trust, Inc.	87,146	2,870,589
Kite Realty Group Trust	12,795	346,105
Mid-America Apartment Communities, Inc.	5,780	441,534
Summit Hotel Properties, Inc.	204,540	2,732,654
Thrifts and mortgage finance 1.4%
Northwest Bancshares, Inc.	324,200	3,922,820
Health care 12.3%		34,882,022
Health care equipment and supplies 4.2%
Haemonetics Corp. (I)	84,920	3,508,894
ICU Medical, Inc. (I)	40,100	3,889,700
STERIS Corp.	68,650	4,587,880
Health care providers and services 1.8%
Amsurg Corp. (I)	55,070	3,708,414
CorVel Corp. (I)	34,760	1,247,884
Health care technology 2.6%
Allscripts Healthcare Solutions, Inc. (I)	307,190	4,322,163
MedAssets, Inc. (I)	146,450	3,056,412
Life sciences tools and services 2.6%
Charles River Laboratories International, Inc. (I)	74,930	5,420,436
ICON PLC (I)	32,160	2,086,219
Pharmaceuticals 1.1%
Phibro Animal Health Corp., Class A	88,190	3,054,020
Industrials 24.6%		69,744,146
Aerospace and defense 1.9%
Cubic Corp.	114,661	5,480,796
Air freight and logistics 0.9%
UTi Worldwide, Inc. (I)	270,870	2,605,769
Commercial services and supplies 9.4%
ACCO Brands Corp. (I)	446,900	3,284,715
Clean Harbors, Inc. (I)	6,360	358,322
Essendant, Inc.	134,680	5,230,969
G&K Services, Inc., Class A	99,700	6,947,096
Matthews International Corp., Class A	91,190	4,527,584
SP Plus Corp. (I)	160,248	3,890,821
Steelcase, Inc., Class A	137,230	2,360,356
Construction and engineering 0.8%
Primoris Services Corp.	118,400	2,222,368
Electrical equipment 0.2%
Thermon Group Holdings, Inc. (I)	24,700	560,937
Industrial conglomerates 0.3%
Carlisle Companies, Inc.	7,590	752,549
Machinery 7.2%
Albany International Corp., Class A	147,150	5,824,197

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Value Fund

	Shares	Value
Industrials (continued)
Machinery (continued)
CIRCOR International, Inc.	37,063	$1,976,199
ESCO Technologies, Inc.	98,920	3,689,716
Luxfer Holdings PLC, ADR	127,305	1,545,483
Mueller Industries, Inc.	209,490	7,302,821
Professional services 2.2%
FTI Consulting, Inc. (I)	102,180	4,015,674
Mistras Group, Inc. (I)	118,620	2,195,656
Trading companies and distributors 1.7%
GATX Corp.	89,250	4,972,118
Information technology 10.3%		29,190,822
Electronic equipment, instruments and components 5.6%
Belden, Inc.	98,990	8,356,736
Coherent, Inc. (I)	46,130	2,871,131
CTS Corp.	11,200	211,120
ScanSource, Inc. (I)	114,330	4,447,437
IT services 2.0%
Forrester Research, Inc.	91,610	3,115,656
MAXIMUS, Inc.	39,388	2,574,794
Semiconductors and semiconductor equipment 1.1%
Maxim Integrated Products, Inc.	16,380	574,447
Micrel, Inc.	189,620	2,639,510
Technology hardware, storage and peripherals 1.6%
Diebold, Inc.	128,730	4,399,991
Materials 6.8%		19,447,082
Chemicals 4.4%
Innospec, Inc.	56,830	2,436,870
Koppers Holdings, Inc.	64,850	1,674,427
Sensient Technologies Corp.	76,090	5,151,293
Zep, Inc.	165,500	3,303,380
Containers and packaging 1.1%
AptarGroup, Inc.	4,570	291,429
Greif, Inc., Class A	75,140	2,869,597
Paper and forest products 1.3%
Deltic Timber Corp.	57,640	3,720,086
Utilities 3.3%		9,382,790
Electric utilities 0.1%
Westar Energy, Inc.	7,180	263,291
Gas utilities 3.2%
Atmos Energy Corp.	5,948	321,311
New Jersey Resources Corp.	63,750	1,916,963
The Laclede Group, Inc.	59,820	3,200,968
UGI Corp.	15,785	590,359
WGL Holdings, Inc.	53,700	3,089,898

4SEE NOTES TO FUND'S INVESTMENTS

Small Cap Value Fund

	Par value	Value
Short-term investments 4.7%		$13,400,000
(Cost $13,400,000)
Repurchase agreement 4.7%		13,400,000
Deutsche Bank Tri-Party Repurchase Agreement dated 5-29-15 at 0.120% to be repurchased at $13,400,134 on 6-1-15, collateralized by $9,840,500 U.S. Treasury Bonds, 5.375% due 2-15-31 (valued at $13,668,095, including interest)	13,400,000	13,400,000
Total investments (Cost $216,497,215)† 100.5%		$285,375,870
Other assets and liabilities, net (0.5%)		($1,488,773)
Total net assets 100.0%		$283,887,097

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 5-31-15, the aggregate cost of investment securities for federal income tax purposes was $216,950,004. Net unrealized appreciation aggregated $68,425,866 of which $72,035,488, related to appreciated investment securities and $3,609,622 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2015, by major security category or type:

	Total market value at 5-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$22,108,046	$22,108,046	—	—
Consumer staples	13,588,051	7,016,188	$6,571,863	—
Energy	18,286,511	18,286,511	—	—
Financials	55,346,400	55,346,400	—	—
Health care	34,882,022	34,882,022	—	—
Industrials	69,744,146	69,744,146	—	—
Information technology	29,190,822	29,190,822	—	—
Materials	19,447,082	19,447,082	—	—
Utilities	9,382,790	9,382,790	—	—
Short-term investments	13,400,000	—	13,400,000	—
Total investments in securities	$285,375,870	$265,404,007	$19,971,863	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	439Q3	05/15
This report is for the information of the shareholders of John Hancock Small Cap Value Fund.		7/15

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 24.9%
U.S. Government - 8.9%
Treasury Inflation Protected Securities
0.250%, 01/15/2025	$4,574,899	$4,548,808
U.S. Treasury Bonds
2.500%, 02/15/2045	60,663,000	55,866,826
3.125%, 02/15/2042	22,330,000	23,374,977
U.S. Treasury Notes
1.625%, 03/31/2019	8,000,000	8,118,752
2.000%, 07/31/2020 to 10/31/2021	8,000,000	8,128,201
2.125%, 09/30/2021 to 05/15/2025	52,977,000	53,165,735
2.250%, 03/31/2021 to 04/30/2021	8,000,000	8,243,436
2.375%, 05/31/2018	3,700,000	3,855,515
		165,302,250
U.S. Government Agency - 16.0%
Federal Home Loan Banks
2.900%, 09/05/2025	623,810	622,775
3.170%, 10/04/2027	635,000	626,513
3.250%, 06/21/2027	854,545	854,683
Federal Home Loan Mortgage Corp.
2.558%, 06/01/2044 (P)	1,462,613	1,510,598
2.677%, 05/01/2044 (P)	1,392,559	1,439,874
3.000%, 03/01/2043	3,074,725	3,126,610
3.018%, 03/01/2044 (P)	453,999	472,954
3.500%, 01/01/2042 to 09/01/2043	3,831,202	4,023,131
4.000%, 02/01/2044	2,045,695	2,196,645
4.500%, 09/01/2041 to 10/01/2041	7,288,659	7,938,227
5.000%, 03/01/2041	3,506,008	3,907,377
5.500%, 07/01/2037	89,048	100,903
Federal National Mortgage Association
1.975%, 05/01/2035 (P)	553,215	585,821
2.111%, 01/01/2036 (P)	398,486	425,099
2.302%, 04/01/2036 (P)	95,285	101,658
2.497%, 07/01/2033 (P)	906	972
2.513%, 06/01/2044 (P)	2,446,999	2,527,226
2.551%, 04/01/2044 (P)	2,395,006	2,476,266
2.919%, 03/01/2044 (P)	429,306	446,568
3.000%, TBA (C)	48,250,000	48,868,198
3.000%, 07/01/2027 to 05/01/2043	19,898,562	20,339,729
3.500%, TBA (C)	19,000,000	19,843,123
3.500%, 02/01/2026 to 04/01/2045	39,081,554	41,022,327
4.000%, TBA (C)	10,500,000	11,210,390
4.000%, 12/01/2024 to 01/01/2044	40,422,229	43,434,604
4.500%, 02/01/2041 to 11/01/2042	34,051,164	37,219,502
5.000%, 05/01/2018 to 04/01/2041	14,663,993	16,349,865
5.500%, 02/01/2018 to 03/01/2039	14,964,054	16,944,881
6.000%, 09/01/2022 to 02/01/2036	2,809,005	3,213,171
6.250%, 05/15/2029	157,000	218,990
6.500%, 02/01/2036 to 06/01/2039	1,457,678	1,681,709
7.000%, 04/01/2017 to 06/01/2032	6,217	7,296
7.500%, 09/01/2029 to 08/01/2031	1,499	1,794
Government National
Mortgage Association
4.000%, 02/15/2041	5,207,015	5,591,439
5.000%, 04/15/2035	15,713	17,652
5.500%, 03/15/2035	9,498	10,864
6.000%, 03/15/2033 to 06/15/2033	7,291	8,465
6.500%, 09/15/2028 to 08/15/2031	1,806	2,111
7.000%, 04/15/2029	1,153	1,363
8.000%, 10/15/2026	878	1,045
		299,372,418
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $452,399,180)		$464,674,668

Active Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		$1,235,000	$1,278,225
Republic of Argentina
8.280%, 12/31/2033 (H)		1,016,478	1,013,936
9.224%, 12/15/2035 (P)	ARS	393,449	3,151
			2,295,312
Mexico - 0.0%
Government of Mexico
8.000%, 12/07/2023	MXN	238,900	17,591
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,670
9.375%, 04/01/2029		1,000	1,513
			10,183
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,120,994)			$2,323,086

CORPORATE BONDS - 41.2%
Consumer discretionary - 4.0%
21st Century Fox America, Inc.
5.400%, 10/01/2043		1,000,000	1,118,433
6.150%, 03/01/2037 to 02/15/2041		1,165,000	1,398,373
6.400%, 12/15/2035		430,000	535,339
6.650%, 11/15/2037		865,000	1,093,347
6.750%, 01/09/2038		2,000	2,527
7.750%, 12/01/2045		9,000	12,704
Advance Auto Parts, Inc.
4.500%, 12/01/2023		1,350,000	1,423,935
Altice Financing SA
6.500%, 01/15/2022 (S)		480,000	493,200
6.625%, 02/15/2023 (S)		610,000	632,113
Amazon.com, Inc.
3.800%, 12/05/2024		1,000,000	1,028,122
4.950%, 12/05/2044		1,600,000	1,630,123
AMC Entertainment, Inc.
5.875%, 02/15/2022		1,110,000	1,157,175
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		405,000	429,300
AutoNation, Inc.
5.500%, 02/01/2020		1,965,000	2,151,675
Boyd Gaming Corp.
6.875%, 05/15/2023		785,000	798,738
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	996,183
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		985,000	1,068,725
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,287,477
Dana Holding Corp.
6.000%, 09/15/2023		1,170,000	1,237,275
Delphi Corp.
5.000%, 02/15/2023		2,910,000	3,133,706
DIRECTV Holdings LLC
3.950%, 01/15/2025		1,250,000	1,252,120
Discovery Communications Llc
3.450%, 03/15/2025		1,000,000	961,431
Family Tree Escrow LLC
5.750%, 03/01/2023 (S)		745,000	785,044
Fiat Chrysler Automobiles NV
5.250%, 04/15/2023 (S)		760,000	763,800
1

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Company
4.750%, 01/15/2043	$435,000	$440,438
Ford Motor Credit Company LLC
5.875%, 08/02/2021	5,593,000	6,477,594
General Motors Company
4.875%, 10/02/2023	1,300,000	1,382,884
6.250%, 10/02/2043	1,175,000	1,353,148
General Motors Financial Company, Inc.
3.450%, 04/10/2022	1,440,000	1,416,367
4.000%, 01/15/2025	1,810,000	1,794,537
4.375%, 09/25/2021	955,000	994,655
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)	790,964	788,987
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,025,086
Harman International Industries, Inc.
4.150%, 05/15/2025	565,000	570,044
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	845,000	914,713
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,584,615
International Game Technology PLC
6.500%, 02/15/2025 (S)	740,000	693,750
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,345,000	1,284,475
L Brands, Inc.
6.625%, 04/01/2021	1,570,000	1,774,100
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,290,000	1,385,101
MDC Holdings, Inc.
5.500%, 01/15/2024	1,330,000	1,310,050
MGM Resorts International
6.000%, 03/15/2023	1,470,000	1,523,288
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,698,520
QVC, Inc.
4.375%, 03/15/2023	890,000	894,445
5.125%, 07/02/2022	820,000	858,955
5.450%, 08/15/2034	950,000	905,510
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	1,055,000
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	1,400,000	1,394,722
3.950%, 06/15/2025	1,255,000	1,258,264
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	1,065,000	1,150,200
Stackpole International Intermediate
Company SA
7.750%, 10/15/2021 (S)	800,000	797,000
Time Warner Cable, Inc.
5.500%, 09/01/2041	1,000,000	962,491
8.250%, 04/01/2019	1,010,000	1,196,882
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	42,900
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	674,929
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,526,523
7.625%, 04/15/2031	9,000	12,019
Toll Brothers Finance Corp.
4.000%, 12/31/2018	1,400,000	1,435,000
Tops Holding II Corp.
8.750%, 06/15/2018	685,000	685,000

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Viacom Inc
2.750%, 12/15/2019	$1,000,000	$1,010,437
Viacom, Inc.
4.375%, 03/15/2043	1,078,000	911,165
6.125%, 10/05/2017	1,500,000	1,651,080
Waterford Gaming LLC
8.625%, 09/15/2049 (H)(S)	67,905	0
Yum! Brands, Inc.
3.875%, 11/01/2023	1,400,000	1,390,732
6.250%, 03/15/2018	88,000	98,021
6.875%, 11/15/2037	250,000	298,046
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)	920,000	921,150
		74,933,688
Consumer staples - 1.4%
Alliance One International, Inc.
9.875%, 07/15/2021	2,130,000	1,853,100
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	13,148
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	855,000	1,043,367
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	833,206
Constellation Brands, Inc.
4.250%, 05/01/2023	1,100,000	1,111,000
4.750%, 11/15/2024	565,000	585,481
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	322,971	435,704
Embotelladora Andina SA
5.000%, 10/01/2023 (S)	1,000,000	1,088,059
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	2,000,000	1,915,280
General Mills, Inc.
5.700%, 02/15/2017	245,000	263,775
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	1,000,000	1,067,410
HJ Heinz Company
4.875%, 02/15/2025 (S)	1,438,000	1,549,445
HRG Group, Inc.
7.875%, 07/15/2019	940,000	995,460
Kraft Foods Group, Inc.
6.125%, 08/23/2018	429,000	482,938
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,112,183
Nabisco, Inc.
7.550%, 06/15/2015	229,000	229,527
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	540,000	548,748
Revlon Consumer Products Corp.
5.750%, 02/15/2021	840,000	842,100
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	1,967,830
Rite Aid Corp.
6.125%, 04/01/2023 (S)	215,000	223,600
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	534,194
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,527,507
The Clorox Company
5.950%, 10/15/2017	500,000	553,359
The Kroger Company
6.800%, 12/15/2018	920,000	1,074,025
2

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
The Kroger Company (continued)
7.000%, 05/01/2018	$580,000	$657,307
Tops Holding Corp.
8.875%, 12/15/2017	488,000	511,180
Tops Holding LLC
8.000%, 06/15/2022 (S)	1,320,000	1,320,000
Vector Group, Ltd.
7.750%, 02/15/2021	790,000	849,250
		25,188,183
Energy - 5.8%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,550,000	1,851,658
8.700%, 03/15/2019	500,000	609,375
Antero Resources Corp.
5.125%, 12/01/2022	1,000,000	997,500
Apache Corp.
6.900%, 09/15/2018	455,000	525,803
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	1,056,496
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	700,750
4.750%, 03/10/2019	1,000,000	1,102,430
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,153,254
California Resources Corp.
5.500%, 09/15/2021	1,000,000	947,500
6.000%, 11/15/2024 (L)	1,800,000	1,656,000
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,273,576
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	1,000,000	1,058,750
Chesapeake Energy Corp.
5.750%, 03/15/2023 (L)	1,590,000	1,570,125
Cimarex Energy Company
4.375%, 06/01/2024	3,185,000	3,262,634
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,133
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	1,045,000	1,007,799
Concho Resources, Inc.
5.500%, 04/01/2023	1,000,000	1,015,000
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,206,771
Continental Resources, Inc.
5.000%, 09/15/2022	2,530,000	2,523,675
CSI Compressco LP
7.250%, 08/15/2022 (S)	725,000	688,750
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,392,622
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	2,940,000	2,440,200
DCP Midstream Operating LP
3.875%, 03/15/2023	610,000	582,155
Denbury Resources, Inc.
5.500%, 05/01/2022	1,000,000	954,375
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,062,240
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,400,235
Ecopetrol SA
5.875%, 09/18/2023	640,000	687,680

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	$500,000	$537,317
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	668,426
7.500%, 04/15/2038	600,000	728,340
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,137,022
Energen Corp.
4.625%, 09/01/2021	1,000,000	970,600
Energy Transfer Partners LP
5.150%, 03/15/2045	1,135,000	1,059,945
6.700%, 07/01/2018	700,000	793,339
9.700%, 03/15/2019	1,090,000	1,350,112
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	500,064
6.125%, 10/15/2039	1,000,000	1,157,198
6.300%, 09/15/2017	820,000	908,448
6.875%, 03/01/2033	209,000	259,403
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,793,350
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	1,285,000	1,355,675
EP Energy LLC
7.750%, 09/01/2022	580,000	609,000
EQT Corp.
4.875%, 11/15/2021	1,625,000	1,728,769
EV Energy Partners LP
8.000%, 04/15/2019	1,060,000	1,022,900
Freeport-McMoran Oil & Gas LLC
6.750%, 02/01/2022	1,385,000	1,475,025
6.875%, 02/15/2023	494,000	530,433
FTS International, Inc.
6.250%, 05/01/2022	570,000	454,575
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,595,756
Jones Energy Holdings LLC
6.750%, 04/01/2022	455,000	449,881
Kerr-McGee Corp.
6.950%, 07/01/2024	1,005,000	1,250,651
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	1,016,554
5.800%, 03/15/2035	208,000	211,950
7.300%, 08/15/2033	212,000	242,790
7.750%, 03/15/2032	455,000	538,918
Kinder Morgan, Inc.
4.300%, 06/01/2025	1,600,000	1,599,616
5.550%, 06/01/2045	2,195,000	2,145,257
Kosmos Energy, Ltd.
7.875%, 08/01/2021 (S)	650,000	638,625
Linn Energy LLC
6.500%, 05/15/2019	1,000,000	862,500
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,885,000	1,809,600
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	910,108
MarkWest Energy Partners LP
4.875%, 12/01/2024	530,000	535,300
6.500%, 08/15/2021	716,000	767,910
3

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP
4.000%, 02/15/2025	$490,000	$489,274
Newfield Exploration Company
5.625%, 07/01/2024	1,000,000	1,052,500
5.750%, 01/30/2022	1,085,000	1,144,675
Nexen Energy ULC
5.875%, 03/10/2035	212,000	242,383
6.400%, 05/15/2037	1,625,000	1,985,791
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	397,333
6.200%, 08/01/2040	500,000	450,816
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	955,000	902,475
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,310,851
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	875,000	704,375
5.375%, 01/26/2019 (S)	975,000	881,156
Petro-Canada
6.050%, 05/15/2018	396,000	444,980
Petrobras Global Finance BV
3.000%, 01/15/2019	1,000,000	934,950
Petroleos Mexicanos
4.250%, 01/15/2025 (S)	390,000	387,855
4.875%, 01/24/2022	660,000	693,660
Phillips 66
4.875%, 11/15/2044	1,500,000	1,502,585
Plains All American Pipeline LP
4.900%, 02/15/2045	1,700,000	1,666,177
QEP Resources, Inc.
5.250%, 05/01/2023	1,000,000	1,000,000
Regency Energy Partners LP
5.000%, 10/01/2022	290,000	303,224
5.500%, 04/15/2023	1,565,000	1,619,775
5.875%, 03/01/2022	285,000	312,075
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	700,000	696,500
Rowan Companies, Inc.
4.875%, 06/01/2022	830,000	826,454
Shell International Finance BV
4.375%, 05/11/2045	2,390,000	2,432,662
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,109,887
6.750%, 02/15/2032	511,000	552,638
Summit Midstream Holdings LLC
7.500%, 07/01/2021	495,000	517,275
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	851,659
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,415,339
Talisman Energy, Inc.
6.250%, 02/01/2038	650,000	674,138
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	695,000	682,838
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	970,000	1,001,525
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	750,960
TransCanada Pipelines, Ltd.
3.750%, 10/16/2023	2,000,000	2,065,384
7.125%, 01/15/2019	400,000	468,406
Tullow Oil PLC
6.000%, 11/01/2020 (S)	765,000	701,888

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Tullow Oil PLC (continued)
6.250%, 04/15/2022 (S)		$805,000	$734,563
Western Atlas, Inc.
6.000%, 06/01/2018		880,000	991,094
Whiting Petroleum Corp.
6.250%, 04/01/2023 (S)		845,000	866,125
Williams Partners LP
4.300%, 03/04/2024		1,300,000	1,329,934
4.875%, 05/15/2023 to 03/15/2024		2,850,000	2,896,375
WPX Energy, Inc.
5.250%, 09/15/2024		375,000	356,250
6.000%, 01/15/2022		765,000	770,738
			107,473,385
Financials - 16.2%
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016		490,000	523,629
American Express Bank FSB
6.000%, 09/13/2017		805,000	886,329
American International Group, Inc.
5.850%, 01/16/2018		1,100,000	1,218,237
6.250%, 03/15/2037		100,000	110,129
American Tower Corp.
3.400%, 02/15/2019		740,000	763,622
4.700%, 03/15/2022		1,100,000	1,162,833
5.000%, 02/15/2024		1,330,000	1,426,033
5.900%, 11/01/2021		1,500,000	1,703,168
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024		735,000	777,139
ARC Properties Operating Partnership LP
2.000%, 02/06/2017		400,000	391,000
4.600%, 02/06/2024		3,132,000	3,100,680
Ares Capital Corp.
3.875%, 01/15/2020		1,345,000	1,367,012
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023		2,000,000	2,075,252
Assurant, Inc.
4.000%, 03/15/2023		1,740,000	1,778,736
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)		1,380,000	1,458,518
AvalonBay Communities, Inc.
3.450%, 06/01/2025		960,000	969,680
5.700%, 03/15/2017		1,500,000	1,617,264
AXA SA
8.600%, 12/15/2030		820,000	1,137,750
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		1,095,000	1,217,509
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,000,000	1,038,750
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
U.S. Treasury + 4.398%)
04/15/2024 (Q)(S)		1,400,000	1,022,000
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	1,650,000	491,950
Bank of America Corp.
3.300%, 01/11/2023		$690,000	690,079
3.625%, 03/17/2016		1,250,000	1,275,621
3.950%, 04/21/2025		455,000	449,922
4

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
4.200%, 08/26/2024	$840,000	$851,653
4.250%, 10/22/2026	835,000	838,494
5.000%, 05/13/2021	2,620,000	2,916,765
5.625%, 07/01/2020	1,000,000	1,141,428
5.650%, 05/01/2018	1,000,000	1,102,850
5.750%, 12/01/2017	849,000	931,159
6.875%, 04/25/2018	1,795,000	2,044,200
7.625%, 06/01/2019	685,000	821,251
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)	1,355,000	1,380,406
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)	1,280,000	1,363,200
Barclays Bank PLC
10.179%, 06/12/2021 (S)	1,440,000	1,934,590
Boston Properties LP
3.700%, 11/15/2018	1,042,000	1,106,313
BPCE SA
4.500%, 03/15/2025 (S)	1,385,000	1,374,320
5.700%, 10/22/2023 (S)	1,735,000	1,882,541
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,606,401
Capital One Financial Corp.
2.450%, 04/24/2019	1,480,000	1,493,397
3.150%, 07/15/2016	1,000,000	1,023,107
3.500%, 06/15/2023	605,000	612,279
4.750%, 07/15/2021	1,500,000	1,657,052
Capital One Financial Corp. (5.550% to
06/01/2020, then 3 month
LIBOR + 3.800%)
06/01/2020 (Q)	1,190,000	1,191,488
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,056,250
Citigroup, Inc.
3.500%, 05/15/2023	1,390,000	1,379,215
4.450%, 01/10/2017	1,350,000	1,415,629
4.500%, 01/14/2022	1,000,000	1,092,606
5.375%, 08/09/2020	195,000	220,612
5.500%, 09/13/2025	1,000,000	1,112,579
CNA Financial Corp.
6.500%, 08/15/2016	985,000	1,046,351
7.250%, 11/15/2023	750,000	917,147
CNO Financial Group, Inc.
5.250%, 05/30/2025	345,000	357,938
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	1,200,000	1,221,053
Commerzbank AG
8.125%, 09/19/2023 (S)	2,090,000	2,496,589
Corrections Corp. of America
4.625%, 05/01/2023	910,000	907,725
Credit Acceptance Corp.
6.125%, 02/15/2021	1,385,000	1,402,313
Credit Agricole SA
4.375%, 03/17/2025 (S)	1,400,000	1,390,228
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)	1,345,000	1,348,363

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	$1,875,000	$1,995,780
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)	755,000	847,186
Credit Suisse AG
6.500%, 08/08/2023 (S)	1,500,000	1,700,625
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	975,000	1,037,156
Credito Real SAB de CV
7.500%, 03/13/2019 (S)	1,415,000	1,502,730
Crown Castle International Corp.
5.250%, 01/15/2023	1,000,000	1,054,250
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)	2,000,000	2,078,072
4.883%, 08/15/2020 (S)	1,705,000	1,862,622
6.113%, 01/15/2020 (S)	1,373,000	1,575,373
DDR Corp.
3.500%, 01/15/2021	1,350,000	1,390,665
7.500%, 04/01/2017	2,330,000	2,570,058
Discover Financial Services
3.950%, 11/06/2024	1,210,000	1,214,346
5.200%, 04/27/2022	1,200,000	1,312,694
Doric Nimrod Air Alpha 2013-1 Class A
Pass Through Trust
5.250%, 05/30/2023 (S)	1,191,503	1,262,993
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2019 (S)	769,165	821,084
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through Trust
5.125%, 11/30/2022 (S)	1,057,643	1,123,534
Dresdner Bank AG
7.250%, 09/15/2015	281,000	285,173
Education Realty Operating
Partnership LP
4.600%, 12/01/2024	840,000	853,450
Enova International, Inc.
9.750%, 06/01/2021	1,235,000	1,191,775
EPR Properties
5.250%, 07/15/2023	2,000,000	2,125,962
7.750%, 07/15/2020	920,000	1,101,586
Equity Commonwealth
5.875%, 09/15/2020	1,200,000	1,328,942
ERP Operating LP
3.375%, 06/01/2025	605,000	609,360
5.125%, 03/15/2016	1,670,000	1,725,741
5.750%, 06/15/2017	775,000	843,782
Essex Portfolio LP
5.500%, 03/15/2017	1,430,000	1,532,816
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	1,275,000	1,204,875
FS Investment Corp.
4.000%, 07/15/2019	1,330,000	1,358,536
General Electric Capital Corp.
0.753%, 08/15/2036 (P)	1,420,000	1,288,136
5

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (continued)
4.375%, 09/16/2020	$685,000	$757,655
5.550%, 05/04/2020	1,285,000	1,489,145
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	1,725,000	2,013,938
Genworth Holdings, Inc.
4.900%, 08/15/2023	400,000	356,750
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,265,000	1,461,233
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,506,457
6.625%, 03/30/2040	500,000	642,845
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038	1,425,000	1,606,688
HBOS PLC
6.000%, 11/01/2033 (S)	1,235,000	1,388,540
6.750%, 05/21/2018 (S)	2,570,000	2,866,349
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,313,514
4.250%, 11/15/2023	1,000,000	1,027,001
Health Care REIT, Inc.
4.500%, 01/15/2024	2,000,000	2,118,492
4.950%, 01/15/2021	575,000	636,606
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,123,498
Highwoods Realty LP
5.850%, 03/15/2017	1,025,000	1,102,536
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	600,000	616,500
ING Bank NV
5.800%, 09/25/2023 (S)	1,515,000	1,707,487
ING Groep NV (6.500% to 04/16/2025,
then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)	455,000	454,716
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,155,893
Iron Mountain, Inc.
5.750%, 08/15/2024	1,330,000	1,363,250
6.000%, 08/15/2023	1,215,000	1,287,900
iStar Financial, Inc.
5.000%, 07/01/2019	435,000	430,106
Jefferies Group LLC
5.125%, 04/13/2018	1,100,000	1,171,057
6.875%, 04/15/2021	1,530,000	1,763,874
8.500%, 07/15/2019	1,280,000	1,535,223
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,000,000	1,022,867
3.375%, 05/01/2023	1,750,000	1,734,010
4.125%, 12/15/2026	1,400,000	1,409,843
4.500%, 01/24/2022	1,300,000	1,419,279
4.625%, 05/10/2021	2,465,000	2,712,843
6.300%, 04/23/2019	1,267,000	1,460,546
JPMorgan Chase & Co. (5.000% to
07/01/2019, then 3 month
LIBOR + 3.320%)
07/01/2019 (Q)	1,615,000	1,592,794

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	$1,095,000	$1,069,678
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	2,440,000	2,659,600
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	2,010,000	2,143,665
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	641,497
Legg Mason, Inc.
3.950%, 07/15/2024	1,340,000	1,377,428
Leucadia National Corp.
5.500%, 10/18/2023	3,895,000	4,037,693
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,000,000	2,093,104
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month LIBOR
+3.576%)
03/15/2037 (S)	1,385,000	1,679,313
Liberty Property LP
4.400%, 02/15/2024	1,000,000	1,048,717
5.500%, 12/15/2016	1,500,000	1,588,121
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,167,479
8.750%, 07/01/2019	900,000	1,122,869
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	1,170,000	1,244,588
Loews Corp.
2.625%, 05/15/2023	870,000	844,187
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	1,350,000	1,385,726
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	1,600,000	1,660,000
Markel Corp.
5.000%, 03/30/2043	1,730,000	1,771,622
5.350%, 06/01/2021	1,500,000	1,686,696
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023	2,000,000	2,117,372
McGraw Hill Financial, Inc.
4.000%, 06/15/2025 (S)	715,000	722,051
MetLife, Inc.
3.000%, 03/01/2025	14,000	13,769
6.400%, 12/15/2036	840,000	960,120
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,593,234
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	1,330,000	1,408,201
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,467,468
Morgan Stanley
0.725%, 10/18/2016 (P)	830,000	830,792
3.750%, 02/25/2023	1,700,000	1,751,983
4.100%, 05/22/2023	3,265,000	3,348,055
4.300%, 01/27/2045	780,000	752,248
6

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
4.875%, 11/01/2022	$1,140,000	$1,228,169
5.500%, 01/26/2020 to 07/24/2020	2,690,000	3,045,278
5.550%, 04/27/2017	805,000	867,217
5.625%, 09/23/2019	1,000,000	1,130,662
5.950%, 12/28/2017	290,000	320,374
6.625%, 04/01/2018	140,000	158,372
7.300%, 05/13/2019	2,790,000	3,306,058
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	300,000	300,750
Morgan Stanley (5.550% to 07/15/2020,
then 3 month LIBOR + 3.810%)
07/15/2020 (Q)	1,080,000	1,084,050
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	901,800
6.875%, 05/01/2021	635,000	680,244
NANA Development Corp.
9.500%, 03/15/2019 (S)	795,000	755,250
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,716,442
Nationstar Mortgage LLC
6.500%, 07/01/2021	1,085,000	1,042,956
7.875%, 10/01/2020	1,100,000	1,116,500
9.625%, 05/01/2019	855,000	910,575
NewStar Financial, Inc.
7.250%, 05/01/2020 (S)	1,190,000	1,216,775
Nippon Life Insurance Company (5.000%
to 10/18/2022, then 3 month
LIBOR + 4.240%)
10/18/2042 (S)	765,000	816,638
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	1,150,000	1,227,625
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	1,060,706
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025 (S)	835,000	834,382
4.950%, 04/01/2024	2,010,000	2,095,501
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	740,000	842,210
Piedmont Operating Partnership LP
4.450%, 03/15/2024	1,000,000	1,029,866
Prologis International Funding II
4.875%, 02/15/2020 (S)	1,900,000	2,051,411
Prologis LP
4.500%, 08/15/2017	1,250,000	1,329,086
Prudential Financial, Inc.
5.375%, 06/21/2020	700,000	796,664
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month
LIBOR + 3.040%)
03/15/2044	355,000	357,219
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	453,000	487,881
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	910,000	911,138
Rabobank Nederland NV
3.875%, 02/08/2022	1,135,000	1,206,847

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	$1,662,000	$2,127,360
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	1,010,211
5.375%, 09/15/2017	1,250,000	1,352,941
5.950%, 09/15/2016	560,000	593,301
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	1,500,000	1,620,777
RLI Corp.
4.875%, 09/15/2023	2,000,000	2,104,576
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	4,030,000	4,231,500
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	930,543
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	1,195,000	1,271,181
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,546,169
Stearns Holdings, Inc.
9.375%, 08/15/2020 (S)	520,000	520,000
Stifel Financial Corp.
4.250%, 07/18/2024	2,555,000	2,564,890
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,034,178
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	598,900
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,795,000	2,372,096
The Allstate Corp. (5.750% to 08/15/2023,
then 3 month LIBOR + 2.938%)
08/15/2053	2,000,000	2,152,500
The Bear Stearns Companies LLC
7.250%, 02/01/2018	925,000	1,056,423
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,062,000
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	2,200,000	2,239,219
5.250%, 07/27/2021	3,305,000	3,727,412
5.375%, 03/15/2020	1,000,000	1,123,260
5.950%, 01/18/2018	750,000	829,026
6.150%, 04/01/2018	1,000,000	1,115,850
The PNC Financial Services Group, Inc.
2.854%, 11/09/2022 (P)	2,280,000	2,272,629
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	1,110,000	1,079,475
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	1,440,000	1,603,800
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	300,000	306,910
7

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
USB Realty Corp.
1.422%, 01/15/2017 (P)(Q)(S)	$1,125,000	$1,027,969
USI, Inc.
7.750%, 01/15/2021 (S)	990,000	1,009,800
Ventas Realty LP
3.750%, 05/01/2024	505,000	509,924
4.750%, 06/01/2021	1,400,000	1,536,129
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,366,750
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	2,197,000	2,279,388
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,482,956
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,114,240
3.500%, 03/08/2022	1,700,000	1,782,146
5.375%, 11/02/2043	2,000,000	2,207,510
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	1,060,000	1,114,325
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	2,085,000	2,147,550
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	2,314,000	2,545,400
Wells Fargo Bank NA
5.850%, 02/01/2037	930,000	1,139,457
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,511,436
XLIT, Ltd.
4.450%, 03/31/2025	395,000	397,545
5.750%, 10/01/2021	1,000,000	1,159,200
		302,133,845
Health care - 2.2%
AbbVie, Inc.
3.600%, 05/14/2025	1,805,000	1,815,626
4.400%, 11/06/2042	2,000,000	1,932,314
Actavis Funding SCS
3.800%, 03/15/2025	2,480,000	2,492,207
4.750%, 03/15/2045	850,000	837,450
Agilent Technologies, Inc.
3.875%, 07/15/2023	930,000	956,516
Alere, Inc.
7.250%, 07/01/2018	800,000	849,000
Allergan, Inc.
3.375%, 09/15/2020	1,487,000	1,513,588
5.750%, 04/01/2016	400,000	415,958
Anthem, Inc.
3.300%, 01/15/2023	1,500,000	1,502,178
4.650%, 08/15/2044	1,280,000	1,290,418
6.375%, 06/15/2037	415,000	507,232
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,098,511
6.150%, 11/15/2036	500,000	621,573
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	509,000	511,545

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Covidien International Finance SA
6.000%, 10/15/2017	$610,000	$676,561
Endo Finance LLC
6.000%, 02/01/2025 (S)	485,000	491,063
7.250%, 01/15/2022 (S)	1,123,000	1,193,188
HCA, Inc.
4.750%, 05/01/2023	1,000,000	1,035,000
5.250%, 04/15/2025	1,150,000	1,221,013
7.500%, 02/15/2022	935,000	1,093,950
Laboratory Corp. of America Holdings
4.000%, 11/01/2023	2,000,000	2,072,978
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	215,000	216,236
5.750%, 08/01/2022 (S)	950,000	995,125
Medco Health Solutions, Inc.
7.125%, 03/15/2018	795,000	909,275
Medtronic, Inc.
4.625%, 03/15/2045 (S)	1,280,000	1,327,758
Mylan, Inc.
2.600%, 06/24/2018	940,000	951,610
Perrigo Company PLC
2.300%, 11/08/2018	2,000,000	2,010,510
Quest Diagnostics, Inc.
4.700%, 03/30/2045	1,250,000	1,203,556
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	380,000	385,700
Select Medical Corp.
6.375%, 06/01/2021	885,000	889,425
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	9,000	10,681
UnitedHealth Group, Inc.
5.375%, 03/15/2016	15,000	15,555
5.700%, 10/15/2040	1,500,000	1,844,624
5.800%, 03/15/2036	115,000	140,903
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)	375,000	382,500
5.625%, 12/01/2021 (S)	665,000	689,938
6.125%, 04/15/2025 (S)	885,000	921,506
7.500%, 07/15/2021 (S)	790,000	864,260
WellCare Health Plans, Inc.
5.750%, 11/15/2020	1,010,000	1,062,394
Zimmer Holdings, Inc.
3.550%, 04/01/2025	1,425,000	1,404,221
		40,353,646
Industrials - 4.4%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)	1,325,000	1,328,313
Air Lease Corp.
3.375%, 01/15/2019 (L)	1,305,000	1,337,625
3.875%, 04/01/2021	680,000	700,400
4.750%, 03/01/2020	2,090,000	2,231,075
5.625%, 04/01/2017	510,000	544,425
Aircastle, Ltd.
5.500%, 02/15/2022	710,000	750,825
6.250%, 12/01/2019	560,000	616,700
7.625%, 04/15/2020	430,000	497,725
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	297,390	340,511
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	2,048,189	2,201,803
8

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	$1,978,213	$2,126,579
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	544,745	567,896
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 05/01/2023	2,090,000	2,069,100
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	635,000	661,988
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	1,901,453	2,034,555
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	694,512	736,183
Casella Waste Systems, Inc.
7.750%, 02/15/2019	1,025,000	1,053,188
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	967,611
5.500%, 03/15/2016	405,000	421,167
7.150%, 02/15/2019	450,000	534,881
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	499,513	526,336
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	131,045	135,868
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	390,400	423,584
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	26,136	28,422
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,026,808	1,155,159
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	510,269	545,987
CSX Corp.
7.375%, 02/01/2019	727,000	863,105
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,727,858	2,004,316
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	1,860,756	2,184,155
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	210,289	229,741
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	827,000	884,890
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	660,000	712,085
EnerSys
5.000%, 04/30/2023 (S)	325,000	329,063
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	2,000,000	2,010,636
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	810,000	807,975

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
GATX Corp.
5.200%, 03/15/2044		$400,000	$422,271
General Electric Company
2.700%, 10/09/2022		1,400,000	1,399,700
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)		480,000	507,600
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 (S)		1,170,000	1,216,800
7.125%, 03/15/2021		755,000	807,850
International Lease Finance Corp.
7.125%, 09/01/2018 (S)		650,000	731,250
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024		1,300,000	1,358,936
Lockheed Martin Corp.
2.900%, 03/01/2025		1,887,000	1,855,723
Masco Corp.
4.450%, 04/01/2025		440,000	451,550
5.850%, 03/15/2017		705,000	748,428
7.125%, 03/15/2020		810,000	957,420
Navios South American Logistics, Inc.
7.250%, 05/01/2022 (S)		1,135,000	1,098,113
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019		730,429	837,218
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		1,020,000	939,675
7.500%, 09/14/2015 (Q)(S)		620,000	573,500
8.250%, 04/25/2018 (S)	BRL	1,300,000	322,950
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)		$379,600	338,983
Optimas OE Solutions Holding LLC
8.625%, 06/01/2021 (S)		460,000	473,800
Owens Corning
4.200%, 12/15/2022		1,255,000	1,288,886
Parker Hannifin Corp.
5.500%, 05/15/2018		1,000,000	1,115,580
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)		2,035,000	2,010,645
Ryder System, Inc.
2.450%, 11/15/2018		1,850,000	1,881,578
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		530,000	543,250
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		569,000	605,985
Stanley Black & Decker, Inc. (5.750% to
12/15/2018, then 3 month
LIBOR + 4.304%)
12/15/2053		1,350,000	1,468,125
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)		800,000	843,760
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)		4,740,000	4,188,975
Textron, Inc.
3.875%, 03/01/2025		590,000	599,713
7.250%, 10/01/2019		720,000	852,251
The Dun & Bradstreet Corp.
4.375%, 12/01/2022		1,700,000	1,762,815
Trinity Industries, Inc.
4.550%, 10/01/2024		1,060,000	1,034,907
Tutor Perini Corp.
7.625%, 11/01/2018		1,320,000	1,366,200
9

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Tyco Electronics Group SA
2.375%, 12/17/2018	$2,020,000	$2,051,944
4.875%, 01/15/2021	500,000	558,220
6.550%, 10/01/2017	730,000	813,607
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	110,295	121,324
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	517,617	565,496
Union Pacific Corp.
4.163%, 07/15/2022	686,000	754,939
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026	1,305,000	1,334,363
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022	1,670,000	1,718,013
United Rentals North America, Inc.
5.500%, 07/15/2025	860,000	856,775
5.750%, 11/15/2024	985,000	1,001,006
6.125%, 06/15/2023	2,000,000	2,088,750
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	1,227,621	1,378,004
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	456,918	516,318
		82,927,068
Information technology - 0.5%
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	590,000	609,175
Ancestry.com, Inc.
11.000%, 12/15/2020	885,000	1,008,900
Fiserv, Inc.
3.850%, 06/01/2025	1,386,000	1,401,994
Infor US, Inc.
6.500%, 05/15/2022 (S)	265,000	275,309
Juniper Networks Inc
4.350%, 06/15/2025	1,000,000	1,020,184
Leidos, Inc.
5.500%, 07/01/2033	825,000	788,692
Micron Technology, Inc.
5.875%, 02/15/2022	1,185,000	1,244,250
QUALCOMM, Inc.
3.450%, 05/20/2025	1,000,000	993,489
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	865,000	921,225
VeriSign, Inc.
5.250%, 04/01/2025 (S)	870,000	887,400
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)	730,000	792,050
		9,942,668
Materials - 2.2%
Alcoa, Inc.
5.125%, 10/01/2024	1,025,000	1,094,188
5.720%, 02/23/2019	150,000	165,592
5.870%, 02/23/2022	650,000	723,125
Allegheny Technologies, Inc.
9.375%, 06/01/2019	1,980,000	2,351,250
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,025,000	899,438
ArcelorMittal
10.600%, 06/01/2019	740,000	897,250

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	$835,075	$890,399
Ashland, Inc.
4.750%, 08/15/2022	1,000,000	1,020,000
Axiall Corp.
4.875%, 05/15/2023	1,000,000	985,000
Ball Corp.
4.000%, 11/15/2023	1,000,000	963,750
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,360,000	1,428,000
Cemex SAB de CV
6.125%, 05/05/2025 (S)	1,160,000	1,170,440
6.500%, 12/10/2019 (S)	1,050,000	1,120,980
CF Industries, Inc.
4.950%, 06/01/2043	730,000	701,818
Commercial Metals Company
7.350%, 08/15/2018	655,000	710,675
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	2,000,000	2,236,194
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,088,801
Glencore Finance Canada, Ltd.
4.250%, 10/25/2022 (S)	655,000	666,717
4.950%, 11/15/2021 (S)	1,100,000	1,181,448
Glencore Funding LLC
4.125%, 05/30/2023 (S)	1,235,000	1,231,280
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	981,249
Methanex Corp.
5.650%, 12/01/2044	1,050,000	1,053,178
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	710,000	708,935
Norbord, Inc.
6.250%, 04/15/2023 (S)	725,000	736,560
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	1,705,000	1,747,625
Platform Specialty Products Corp.
6.500%, 02/01/2022 (S)	1,780,000	1,869,000
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	850,000	833,000
8.250%, 01/15/2021 (S)	530,000	514,100
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020	1,735,000	1,810,906
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	630,000	676,072
The Dow Chemical Company
3.000%, 11/15/2022	460,000	458,535
4.125%, 11/15/2021	1,700,000	1,817,348
The Mosaic Company
4.250%, 11/15/2023	1,700,000	1,791,730
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,057,643
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	850,000	784,040
Vulcan Materials Company
4.500%, 04/01/2025	870,000	878,700
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	825,000	880,696
		40,125,662
Telecommunication services - 1.9%
America Movil SAB de CV
4.375%, 07/16/2042	1,500,000	1,453,470
10

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
AT&T, Inc.
4.350%, 06/15/2045	$762,000	$682,287
4.750%, 05/15/2046	1,075,000	1,018,497
5.350%, 09/01/2040	257,000	262,411
5.550%, 08/15/2041	800,000	843,452
5.600%, 05/15/2018	500,000	554,191
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	969,375
Columbus International, Inc.
7.375%, 03/30/2021 (S)	550,000	596,063
Comcel Trust
6.875%, 02/06/2024 (S)	1,040,000	1,115,400
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018	870,000	1,005,928
8.750%, 06/15/2030	227,000	334,182
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	1,155,000	1,197,735
Digicel, Ltd.
6.750%, 03/01/2023 (S)	670,000	664,975
GCI, Inc.
6.875%, 04/15/2025	760,000	780,900
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	1,145,000	1,136,458
6.625%, 10/15/2021 (S)	1,000,000	1,062,500
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)	505,000	513,838
Rogers Communications, Inc.
5.450%, 10/01/2043	2,000,000	2,211,912
SBA Tower Trust
2.933%, 12/15/2017 (S)	1,145,000	1,163,276
3.598%, 04/15/2018 (S)	2,365,000	2,362,403
5.101%, 04/17/2017 (S)	940,000	975,656
SoftBank Corp.
4.500%, 04/15/2020 (S)	1,100,000	1,130,250
Sprint Capital Corp.
6.875%, 11/15/2028	900,000	812,250
8.750%, 03/15/2032	685,000	698,700
T-Mobile USA, Inc.
6.125%, 01/15/2022	485,000	508,644
6.250%, 04/01/2021	560,000	593,320
Telecom Italia Capital SA
6.999%, 06/04/2018	870,000	969,528
7.200%, 07/18/2036	960,000	1,060,800
Verizon Communications, Inc.
4.272%, 01/15/2036 (S)	4,045,000	3,753,016
4.400%, 11/01/2034	875,000	838,698
4.522%, 09/15/2048 (S)	615,000	561,162
4.672%, 03/15/2055 (S)	991,000	888,351
5.012%, 08/21/2054	1,643,000	1,553,780
6.550%, 09/15/2043	905,000	1,094,281
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	925,000	964,313
		36,332,002
Utilities - 2.6%
AES Corp.
4.875%, 05/15/2023	1,300,000	1,248,000
Appalachian Power Company
7.000%, 04/01/2038	425,000	558,861
Arizona Public Service Company
5.500%, 09/01/2035	222,000	266,473
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	190,000	205,200

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Berkshire Hathaway Energy Company
3.750%, 11/15/2023	$2,000,000	$2,080,584
BVPS II Funding Corp.
8.890%, 06/01/2017	86,000	90,085
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	13,377
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	220,256
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,130,546
Centrica PLC
4.000%, 10/16/2023 (S)	2,000,000	2,057,602
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025 (S)	1,085,000	1,098,866
Commonwealth Edison Company
5.800%, 03/15/2018	1,270,000	1,421,060
Duke Energy Corp.
3.950%, 10/15/2023	2,000,000	2,121,472
Dynegy, Inc.
6.750%, 11/01/2019 (S)	375,000	396,563
7.625%, 11/01/2024 (S)	1,750,000	1,876,875
Electricite de France SA (5.250% to 01/29/2023, then 10 Year Swap Rate + 3.709%)
01/29/2023 (Q)(S)	1,520,000	1,579,432
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	1,055,000	1,064,231
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,043,240
Exelon Generation Company LLC
5.600%, 06/15/2042	298,000	323,246
FirstEnergy Corp.
4.250%, 03/15/2023	1,500,000	1,542,065
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3 month LIBOR + 2.120%)
12/01/2066	1,540,000	1,463,000
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	1,120,000	1,201,760
6.875%, 06/21/2023 (S)	655,000	766,350
7.250%, 01/15/2019 (S)	1,195,000	1,357,819
NextEra Energy Capital Holdings, Inc. (6.350% to 10/01/2016, then 3 month LIBOR + 2.068%)
10/01/2066	650,000	601,250
NextEra Energy Capital Holdings, Inc. (6.650% to 06/15/2017, then 3 month LIBOR + 2.125%)
06/15/2067	325,000	303,875
NiSource Finance Corp.
4.800%, 02/15/2044	3,140,000	3,321,294
5.650%, 02/01/2045	2,000,000	2,357,274
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)	790,000	813,700
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,776,004
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	548,280
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,111,113
PNPP II Funding Corp.
9.120%, 05/30/2016	71,000	73,130
11

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PPL Capital Funding, Inc.
3.400%, 06/01/2023	$1,590,000	$1,606,477
3.500%, 12/01/2022	1,530,000	1,561,702
PPL Capital Funding, Inc. (6.700% to 03/30/2017, then 3 month LIBOR + 2.665%)
03/30/2067	1,065,000	978,987
PPL Energy Supply LLC
6.500%, 06/01/2025 (S)	690,000	702,736
PSEG Power LLC
8.625%, 04/15/2031	214,000	306,243
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,169,622
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,333,511
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	881,562
Southern California Edison Company (6.250% to 02/01/2022, then 3 month LIBOR + 4.199%)
02/01/2022 (Q)	790,000	887,763
TransAlta Corp.
6.650%, 05/15/2018	580,000	646,087
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	773,025
W3A Funding Corp.
8.090%, 01/02/2017	704,523	704,523
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3 month LIBOR + 2.113%)
05/15/2067	945,000	910,744
		48,495,865
TOTAL CORPORATE BONDS (Cost $739,183,067)		$767,906,012

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%
BAC Capital Trust XIV, Series G
4.000%, 06/29/2015 (P)(Q)	1,939,000	1,556,048
Goldman Sachs Capital II
4.000%, 06/29/2015 (P)(Q)	2,195,000	1,695,638
HSBC Finance Capital Trust IX (5.911% to 11/30/2015, then 3 month LIBOR + 1.926%)
11/30/2035	1,650,000	1,668,563
ILFC E-Capital Trust II (6.25% to 12/21/2015, then 1.80% + Highest of 3 month LIBOR, 10 year CMT and 30 year CMT)
12/21/2065 (S)	1,300,000	1,280,500
MetLife Capital Trust IV (7.875% to 12/15/2032, then 3 month LIBOR + 3.960%)
12/15/2037 (S)	375,000	486,563
MetLife Capital Trust X (9.250% to 04/08/2033, then 3 month LIBOR + 5.540%)
04/08/2038 (S)	905,000	1,328,088
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,227,000	1,277,719
State Street Capital Trust IV
1.270%, 06/15/2037 (P)	2,170,000	1,852,638
SunTrust Preferred Capital I
4.000%, 06/29/2015 (P)(Q)	102,000	84,915

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
USB Capital IX
3.500%, 06/29/2015 (P)(Q)	$1,525,000	$1,266,665
ZFS Finance USA Trust II (6.450% to 06/15/2016 then 3 month LIBOR + 2.000%)
12/15/2065 (S)	2,420,000	2,504,700
ZFS Finance USA Trust V (6.500% to 05/09/2017, then 3 month LIBOR + 2.285%)
05/09/2037 (S)	2,047,000	2,177,496
		17,179,533
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $16,281,029)		$17,179,533

TERM LOANS (M) - 0.2%
Consumer discretionary - 0.0%
Marina District Finance Company, Inc.
6.500%, 08/15/2018	478,163	482,006
Consumer staples - 0.0%
The Sun Products Corp.
5.500%, 03/23/2020	825,429	808,233
Energy - 0.0%
Templar Energy LLC
8.500%, 11/25/2020	770,000	592,419
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/19/2020	452,779	427,121
Industrials - 0.1%
Delta Air Lines, Inc.
3.250%, 10/18/2018	535,650	535,483
WP CPP Holdings LLC
4.750%, 12/28/2019	488,750	490,461
		1,025,944
Utilities - 0.1%
ExGen Texas Power LLC
5.750%, 09/16/2021	840,540	842,992
La Frontera Generation LLC
4.500%, 09/30/2020	472,896	473,133
		1,316,125
TOTAL TERM LOANS (Cost $4,815,244)		$4,651,848

MUNICIPAL BONDS - 0.2%
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2
5.875%, 06/01/2030	850,000	714,697
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	781,040
State of Hawaii Department of Business Economic Development & Tourism
1.467%, 07/01/2022	2,120,000	2,128,183
TOTAL MUNICIPAL BONDS (Cost $3,426,023)		$3,623,920

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.3%
Commercial and residential - 15.1%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
0.764%, 08/25/2035 (P)	809,275	778,132
12

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.219%, 12/25/2046	$9,979,131	$1,041,302
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.404%, 06/25/2045 (P)	1,706,849	1,586,304
Series 2005-1, Class AHM,
2.407%, 06/25/2045 (P)	1,062,132	1,053,430
Series 2004-4, Class 5A,
2.407%, 02/25/2045 (P)	150,811	153,151
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	2,150,000	2,489,799
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	4,257,000	4,924,012
AOA Mortgage Trust, Series 2015-1177,
Class C 3.009%, 12/13/2029 (P)(S)	1,200,000	1,196,153
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E,
2.785%, 09/15/2026 (P)(S)	965,000	962,404
Series 2014-ICTS, Class D,
2.086%, 06/15/2028 (P)(S)	300,000	299,650
Series 2014-ICTS, Class E,
3.136%, 06/15/2028 (P)(S)	390,000	389,544
Series 2015-200P, Class F,
3.595%, 04/14/2033 (P)(S)	1,375,000	1,263,548
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-5, Class AM,
5.448%, 09/10/2047	1,750,000	1,828,488
Series 2006-6, Class AJ,
5.421%, 10/10/2045	1,800,000	1,862,519
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,735,655
Series 2007-2, Class A2,
5.623%, 04/10/2049 (P)	227,999	228,140
Series 2007-3, Class AJ,
5.575%, 06/10/2049 (P)	1,500,000	1,565,571
Series 2007-3, Class AM,
5.575%, 06/10/2049 (P)	1,000,000	1,072,906
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,100,000	1,173,327
Series 2007-4, Class AM,
5.810%, 02/10/2051 (P)	2,800,000	3,019,349
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	791,737
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-5, Class XC IO
0.110%, 10/10/2045 (S)	42,210,093	9,328
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
2.774%, 10/25/2033 (P)	1,840,178	1,848,058
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.534%, 04/25/2035 (P)(S)	1,645,243	1,508,951
Series 2005-3A, Class A1,
0.504%, 11/25/2035 (P)(S)	962,280	874,067
Series 2005-4A , Class A2,
0.574%, 01/25/2036 (P)(S)	1,038,963	919,423

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bayview Commercial Asset Trust (continued)
Series 2006-1A, Class A2,
0.544%, 04/25/2036 (P)(S)	$558,074	$491,750
Series 2006-2A, Class A2,
0.464%, 07/25/2036 (P)(S)	1,004,076	878,359
BBCMS Trust, Series 2015, Class C
2.185%, 02/15/2028 (P)(S)	705,000	705,503
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
0.884%, 01/25/2035 (P)	2,229,038	2,163,981
Series 2005-1, Class A1,
0.744%, 01/25/2035 (P)	1,221,446	1,188,474
Series 2005-5, Class 1A4,
0.744%, 07/25/2035 (P)	1,414,094	1,273,920
Series 2005-7, Class 11A1,
0.724%, 08/25/2035 (P)	3,062,643	2,913,284
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	1,656,904	1,690,821
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	956,665	988,014
Bear Stearns Commercial
Mortgage Securities Trust
Series 2004-PWR6, Class X1 IO,
0.490%, 11/11/2041 (S)	7,095,495	134,772
Series 2005-PWR8, Class X1 IO,
0.762%, 06/11/2041 (S)	13,992,550	784
Series 2007-PWR16, Class AJ,
5.706%, 06/11/2040 (P)	700,000	723,330
Series 2004-PWR5, Class X1 IO,
0.629%, 07/11/2042 (S)	34,791	578
Series 2004-T16, Class X1 IO,
0.394%, 02/13/2046 (S)	32,444	272
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.394%, 12/25/2036 (P)	1,053,435	852,218
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.690%, 07/05/2033 (P)(S)	1,000,000	1,017,674
Series 2014-ATLS, Class DFL,
3.181%, 07/05/2033 (P)(S)	1,900,000	1,862,298
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.686%, 08/15/2029 (P)(S)	1,720,000	1,719,998
BWAY Mortgage Trust
Series 2013-1515, Class F,
3.927%, 03/10/2033 (P)(S)	1,860,000	1,761,128
Series 2013-1515, Class XB IO,
0.403%, 03/10/2033 (S)	46,410,000	1,680,135
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	1,210,000	1,193,176
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.186%, 12/15/2027 (P)(S)	1,805,000	1,808,718
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.334%, 04/15/2044 (S)	12,099,017	303,117
CGBAM Commercial Mortgage,
Series 2015-SMRT, Class F
3.912%, 04/10/2028 (S)	1,075,000	1,041,871
13

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.603%, 07/20/2034 (P)	$428,437	$430,687
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class AJ,
5.688%, 10/15/2048	500,000	477,957
Series 2007-CD4, Class AMFX,
5.366%, 12/11/2049 (P)	2,450,000	2,550,577
COBALT CMBS Commercial
Mortgage Trust, Series 2007-C3,
Class AJ 5.765%, 05/15/2046 (P)	700,000	726,956
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2014-CR15, Class D,
4.766%, 02/10/2047 (P)(S)	500,000	496,067
Series 2014-CR16, Class XA IO,
1.263%, 04/10/2047	12,102,550	875,426
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO,
2.160%, 10/15/2045	33,320,479	3,497,817
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	850,000	950,433
Series 2012-LC4, Class XA IO,
2.407%, 12/10/2044 (S)	5,863,929	636,864
Series 2013-300P, Class D,
4.394%, 08/10/2030 (P)(S)	2,020,000	2,121,321
Series 2013-300P, Class E,
4.393%, 08/10/2030 (P)(S)	800,000	802,319
Series 2013-CR11, Class B,
5.163%, 10/10/2046 (P)	2,740,000	3,097,548
Series 2013-CR13, Class C,
4.754%, 12/10/2023 (P)	1,220,000	1,312,404
Series 2013-CR6, Class XA IO,
1.518%, 03/10/2046	13,764,674	836,755
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	1,290,000	1,443,479
Series 2014-FL4, Class D,
2.630%, 07/13/2031 (P)(S)	1,840,000	1,830,846
Series 2014-TWC, Class D,
2.430%, 02/13/2032 (P)(S)	1,390,000	1,389,279
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley),
Series 2014-PAT, Class D
2.335%, 08/13/2027 (P)(S)	2,320,000	2,340,664
Commercial Mortgage Trust (Deutsche Bank/UBS)
Series 2014-UBS2, Class D,
5.015%, 03/10/2047 (P)(S)	1,000,000	978,985
Series 2014-UBS2, Class XA IO,
1.423%, 03/10/2047	10,411,456	875,343
Commercial Mortgage Trust (Goldman Sachs/Royal Bank of Scotland),
Series 2007-GG11, Class AJ
6.048%, 12/10/2049 (P)	1,230,000	1,295,661
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO,
1.891%, 08/15/2045	24,742,483	2,322,651
Series 2014-CR15, Class XA IO,
1.339%, 02/10/2047	18,266,180	1,199,869

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Wells Fargo) (continued)
Series 2014-CR16, Class C,
4.905%, 04/10/2047 (P)	$1,710,000	$1,841,566
Core Industrial Trust, Series 2015-CALW,
Class F 3.850%, 02/10/2034 (P)(S)	1,575,000	1,536,326
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL,
0.415%, 01/15/2049 (P)	1,000,000	964,030
Series 2007-C3, Class AM,
5.700%, 06/15/2039 (P)	1,550,000	1,622,086
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.336%, 02/15/2038 (S)	4,879,578	4,401
Credit Suisse Mortgage Trust,
Series 2014-ICE, Class D
2.335%, 04/15/2027 (P)(S)	1,800,000	1,793,194
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,489,681	2,522,209
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,263,650
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.454%, 06/25/2034 (P)	1,445,447	1,367,932
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.636%, 07/19/2044 (P)	1,679,885	1,531,170
Extended Stay America Trust
Series 2013-ESFL, Class DFL,
3.321%, 12/05/2031 (P)(S)	1,310,000	1,308,833
Series 2013-ESH5, Class C5,
2.674%, 12/05/2031 (S)	1,150,000	1,149,020
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.188%, 08/25/2034 (P)	678,083	668,963
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.621%, 11/25/2049 (P)(S)	1,055,000	1,151,305
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	945,305
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX,
3.382%, 12/15/2019 (S)	735,000	727,124
Series 2015-NRF, Class EFX,
3.382%, 12/15/2019 (S)	2,420,000	2,292,553
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	585,701	585,192
Series 2005-C1, Class XC IO,
0.006%, 06/10/2048 (S)	113,638	1
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ,
5.241%, 04/10/2037 (P)	925,000	931,097
Series 2006-GG7, Class AM,
5.818%, 07/10/2038 (P)	1,465,000	1,524,384
Series 2007-GG11, Class AM,
5.867%, 12/10/2049 (P)	1,500,000	1,616,058
GS Mortgage Securities Corp. Trust,
Series 2014-NEW, Class D
3.790%, 01/10/2031 (S)	1,300,000	1,269,280
14

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ,
5.522%, 04/10/2038 (P)	$1,500,000	$1,532,130
Series 2010-C2, Class XA IO,
0.648%, 12/10/2043 (S)	58,956,111	385,927
Series 2011-GC5, Class XA,
1.657%, 08/10/2044 (P)(S)	23,503,789	1,237,992
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,180,700
Series 2005-GG4, Class XC IO,
0.673%, 07/10/2039 (S)	189,219	94
Series 2006-GG6, Class AM,
5.553%, 04/10/2038 (P)	3,000,000	3,067,011
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.430%, 08/19/2045	4,139,570	248,517
Series 2005-9, Class 2A1C,
0.630%, 06/20/2035 (P)	1,982,573	1,816,737
Series 2005-8, Class 1X IO,
2.037%, 09/19/2035	4,342,379	223,116
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	5,547,380	58,941
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	5,803,945	58,039
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	4,497,444	47,785
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.335%, 07/15/2029 (P)(S)	1,770,000	1,740,604
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.931%, 11/05/2030 (P)(S)	1,443,706	1,443,299
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	1,426,000	1,448,561
Series 2013-HLT, Class EFX,
5.222%, 11/05/2030 (P)(S)	1,000,000	1,018,969
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.384%, 12/25/2036 (P)	1,054,263	989,679
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.280%, 07/25/2035	20,266,425	1,455,818
Series 2005-AR8, Class AX2 IO,
2.301%, 04/25/2035	20,347,544	1,617,040
Series 2005-AR18, Class 1X IO,
2.027%, 10/25/2036	15,112,411	1,305,263
Series 2005-AR18, Class 2X IO,
1.697%, 10/25/2036	19,232,678	733,227
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.105%, 05/15/2048 (S)	26,011,953	1,151,341
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA,
0.993%, 08/15/2046	19,461,116	794,617
Series 2014-C19, Class C,
4.677%, 04/15/2047 (P)	2,185,000	2,315,268
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB13, Class AJ,
5.315%, 01/12/2043 (P)	1,000,000	979,516
Series 2005-LDP5, Class AM,
5.278%, 12/15/2044 (P)	2,000,000	2,034,222

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2005-LDP5, Class A4,
5.236%, 12/15/2044 (P)	$1,332,825	$1,341,104
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	2,000,000	2,081,562
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,793,410
Series 2006-LDP8, Class C,
5.549%, 05/15/2045 (P)	1,000,000	1,019,742
Series 2007-CB19, Class AJ,
5.696%, 02/12/2049 (P)	700,000	654,549
Series 2007-LD12, Class AM,
6.010%, 02/15/2051 (P)	2,115,000	2,292,300
Series 2011-C3A, Class XA IO,
1.171%, 02/15/2046 (S)	23,311,515	870,732
Series 2011-C4, Class XA IO,
1.462%, 07/15/2046 (S)	31,398,482	1,206,518
Series 2012-HSBC, Class XA IO,
1.430%, 07/05/2032 (S)	26,750,000	2,391,744
Series 2014-FBLU, Class D,
2.781%, 12/15/2028 (P)(S)	2,260,000	2,265,146
Series 2014-FL5, Class C,
2.285%, 07/15/2031 (P)(S)	3,095,000	3,082,660
Series 2014-INN, Class F,
4.186%, 06/15/2029 (P)(S)	2,510,000	2,485,640
Series 2014-PHH, Class C,
2.285%, 08/15/2027 (P)(S)	2,350,000	2,366,553
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,223,153	1,273,126
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	3,734,050	3,939,329
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ,
5.276%, 02/15/2041 (P)	800,000	809,252
Series 2006-C4, Class AJ,
5.852%, 06/15/2038 (P)	950,000	983,804
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	1,000,000	1,042,368
Series 2007-C7, Class AJ,
6.247%, 09/15/2045 (P)	1,300,000	1,387,108
Series 2004-C1, Class XCL IO,
0.515%, 01/15/2036 (S)	5,286,828	16,521
Series 2005-C1, Class XCL IO,
0.428%, 02/15/2040 (S)	49,298	280
Lehman Brothers Small Balance Commercial, Series 2005-1A, Class A
0.434%, 02/25/2030 (P)(S)	1,140,136	1,078,908
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.284%, 11/25/2034 (P)	1,675,000	1,619,651
Series 2004-13, Class 2A1,
2.666%, 04/21/2034 (P)	274,809	276,604
Series 2004-8, Class 5A1,
2.529%, 08/25/2034 (P)	243,780	242,223
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	862,934	896,037
Merrill Lynch Mortgage Investors Trust,
Series 2005-2, Class 1A
1.581%, 10/25/2035 (P)	1,574,371	1,523,473
15

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.373%, 02/12/2051 (S)	$44,654,371	$381,125
Series 2005-CIP1, Class XC IO,
0.241%, 07/12/2038 (S)	59,338,948	9,494
Series 2006-C2, Class X IO,
0.332%, 08/12/2043 (S)	13,491,808	55,411
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ,
5.239%, 12/12/2049	1,000,000	1,016,228
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,740,000	2,881,198
Series 2007-5, Class AMFL,
0.364%, 08/12/2048 (P)(S)	1,000,000	951,834
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	3,050,000	3,157,799
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.826%, 08/15/2045 (S)	18,463,289	1,442,001
Series 2012-C6, Class XA IO,
2.124%, 11/15/2045 (S)	14,427,133	1,263,658
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	1,031,478
Series 2013-C7, Class C,
4.181%, 02/15/2046 (P)	1,024,000	1,058,521
Series 2013-C7, Class XA IO,
1.686%, 02/15/2046	29,436,591	2,387,396
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	745,000	780,799
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class D,
5.862%, 07/12/2044 (P)	900,000	919,853
Series 2006-T23, Class A4,
5.834%, 08/12/2041 (P)	564,900	586,714
Series 2007-IQ14, Class AM,
5.683%, 04/15/2049 (P)	3,595,000	3,767,628
Series 2011-C3, Class XA IO,
1.254%, 07/15/2049 (S)	19,875,521	648,002
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,522,323
Series 2014-150E, Class D,
4.295%, 09/09/2032 (P)(S)	3,495,000	3,650,555
Series 2015, Class XLF1 C,
2.386%, 08/13/2016 (P)(S)	1,635,000	1,636,239
Series 2005-IQ9, Class X1 IO,
1.468%, 07/15/2056 (S)	126,915	2,423
Series 2005-T17, Class X1 IO,
0.806%, 12/13/2041 (S)	150,591	553
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 2A2
2.660%, 08/25/2034 (P)	1,944,198	1,922,067
MortgageIT Trust, Series 2005-2,
Class 1A2 0.514%, 05/25/2035 (P)	1,265,705	1,178,783
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034 (P)	343,710	355,397

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-3, Class APT
0.474%, 07/25/2035 (P)	$1,422,472	$1,386,129
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.371%, 12/25/2045	10,529,078	1,333,113
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	1,763	1,789
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.384%, 05/20/2035 (P)	3,707	3,382
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	810,000	813,946
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.634%, 11/25/2023 (P)	1,398,607	1,404,483
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	900,000	947,318
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.834%, 10/10/2036 (P)(S)	1,090,000	1,083,067
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	1,015,000	1,108,827
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.738%, 05/10/2063 (S)	22,888,020	1,661,006
VNDO Mortgage Trust,
Series 2013-PENN, Class D
3.947%, 12/13/2029 (P)(S)	1,919,000	1,992,171
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21, Class AJ,
5.252%, 10/15/2044 (P)	2,170,000	2,186,922
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	2,000,000	2,050,856
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	1,500,000	1,554,537
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,775,000	2,954,889
Series 2007-C33, Class AJ,
5.951%, 02/15/2051 (P)	1,000,000	1,049,526
Series 2005-C17, Class XC IO,
0.132%, 03/15/2042 (S)	3,365,833	15,224
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.584%, 06/25/2044 (P)	989,682	913,704
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	1,180,672	1,245,896
Series 2005-AR13, Class X IO,
1.463%, 10/25/2045	54,916,991	3,669,334
Series 2005-AR19, Class A1A2,
0.474%, 12/25/2045 (P)	1,922,605	1,754,304
Series 2005-AR2, Class 2A1B,
0.554%, 01/25/2045 (P)	2,654,308	2,394,526
Series 2005-AR2, Class 2A3,
0.534%, 01/25/2045 (P)	1,051,436	968,250
Series 2005-AR8, Class 2AB2,
0.604%, 07/25/2045 (P)	3,227,758	2,982,032
Series 2005-AR8, Class 2AB3,
0.544%, 07/25/2045 (P)	839,266	770,895
16

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Washington Mutual Alternative Mortgage Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	$7,407	$7,524
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	4,280,000	4,232,124
Series 2013-BTC, Class E,
3.550%, 04/16/2035 (P)(S)	2,985,000	2,777,369
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.665%, 03/25/2035 (P)	877,001	876,338
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA,
1.069%, 02/15/2044 (S)	75,930,235	1,922,022
Series 2011-C3, Class XA IO,
1.572%, 03/15/2044 (S)	41,208,408	2,020,283
Series 2012-C10, Class XA IO,
1.780%, 12/15/2045 (S)	8,770,549	815,512
Series 2012-C9, Class XA IO,
2.195%, 11/15/2045 (S)	26,292,466	2,781,533
Series 2013-C15, Class B,
4.481%, 08/15/2046 (P)	1,505,000	1,628,869
Series 2013-C15, Class C,
4.481%, 08/15/2046 (P)	1,000,000	1,048,925
Series 2013-C16, Class B,
4.982%, 09/15/2046 (P)	880,000	987,238
Series 2013-C16, Class XA IO,
1.037%, 09/15/2046	15,454,129	800,277
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
2.771%, 11/15/2029 (P)(S)	240,000	239,779
		281,890,865
U.S. Government Agency - 3.2%
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2,
2.030%, 10/25/2027 (P)	1,255,000	1,253,975
Series 2015-DNA1, Class M3,
3.480%, 10/25/2027 (P)	425,000	423,179
Series 290, Class IO,
3.500%, 11/15/2032	4,769,174	882,799
Series 3387, Class SB IO,
6.234%, 11/15/2037	7,215,576	1,250,122
Series 3632, Class AP,
3.000%, 02/15/2040	2,970,531	3,079,508
Series 3830, Class NI IO,
4.500%, 01/15/2036	4,581,592	381,888
Series 3943, Class DI IO,
4.000%, 11/15/2039	3,814,472	509,847
Series 4030, Class BI IO,
5.000%, 01/15/2042	2,633,427	447,089
Series K006, Class BX1 IO,
5.357%, 02/25/2020	4,480,634	998,406
Series K010, Class X1 IO,
0.337%, 10/25/2020	35,551,482	420,361
Series K011, Class X1 IO,
0.328%, 11/25/2020	54,932,523	816,792
Series K014, Class X1 IO,
1.238%, 04/25/2021	14,958,862	915,931
Series K015, Class X1,
1.647%, 07/25/2021	21,144,933	1,761,648

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K017, Class X1 IO,
1.426%, 12/25/2021	$24,454,539	$1,827,194
Series K018, Class X1 IO,
1.436%, 01/25/2022	10,694,257	805,203
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,008,485
Series K021, Class X1 IO,
1.499%, 06/25/2022	16,694,492	1,414,407
Series K022, Class X1 IO,
1.295%, 07/25/2022	30,809,464	2,289,759
Series K024, Class X1 IO,
0.894%, 09/25/2022	11,038,345	573,100
Series K026, Class X1 IO,
1.046%, 11/25/2022	13,621,511	854,464
Series K038, Class A2,
3.389%, 03/25/2024	3,600,000	3,826,012
Series K705, Class X1 IO,
1.741%, 09/25/2018	15,480,350	780,241
Series K707, Class X1 IO,
1.545%, 12/25/2018	11,382,381	541,084
Series K709, Class X1 IO,
1.533%, 03/25/2019	33,049,163	1,664,158
Series K710, Class X1 IO,
1.775%, 05/25/2019	24,764,888	1,481,089
Series KAIV, Class X1 IO,
1.353%, 06/25/2021	25,623,756	1,584,035
Series KS01, Class X1 IO,
1.635%, 01/25/2023	19,242,319	1,484,372
Series T-41, Class 3A,
6.156%, 07/25/2032 (P)	1,808	2,071
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	405	471
Series 2011-118, Class CD,
3.500%, 10/25/2039	3,832,267	4,010,272
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,219,304	1,288,669
Series 2011-86, Class NA,
4.000%, 01/25/2041	2,137,101	2,217,468
Series 2012-103, Class PS IO,
6.465%, 04/25/2042	3,655,085	763,312
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	4,782,188	833,391
Series 2012-30, Class PB,
2.250%, 10/25/2040	2,698,952	2,738,254
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,438,563	2,346,483
Series 2012-M5, Class X IO,
0.624%, 02/25/2022	32,739,893	1,091,777
Series 2012-MB, Class X1 IO,
2.115%, 12/25/2019	10,905,803	620,333
Series 2013-M11, Class SA,
6.485%, 01/25/2018	12,719,327	664,203
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,264,400	231,270
Series 402, Class 4 IO,
4.000%, 10/25/2039	740,859	120,331
Series 402, Class 7 IO,
4.500%, 11/25/2039	720,875	127,139
Series 407, Class 15 IO,
5.000%, 01/25/2040	1,353,215	250,495
17

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 407, Class 21 IO,
5.000%, 01/25/2039	$629,210	$131,319
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,196,114	233,316
Series 407, Class 8 IO,
5.000%, 03/25/2041	599,886	115,248
Series 407, Class C6 IO,
5.500%, 01/25/2040	4,529,178	973,613
Series 2002-W3, Class A5,
7.500%, 11/25/2041	14,140	16,602
Government National
Mortgage Association
Series 2008-90, Class IO,
0.714%, 12/16/2050	6,722,234	600,134
Series 2012-114, Class IO,
0.965%, 01/16/2053	20,628,802	1,597,102
Series 2012-120, Class IO,
0.940%, 02/16/2053	16,219,930	1,117,326
Series 2012-125, Class IO,
0.834%, 02/16/2053	20,313,846	1,223,889
Series 2012-70, Class IO,
0.788%, 08/16/2052	12,719,014	651,595
Series 2013-42, Class IA IO,
3.500%, 03/20/2043	6,188,551	829,778
Series 2013-63, Class IO,
0.758%, 09/16/2051	21,008,999	1,336,529
		59,407,538
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $334,116,491)		$341,298,403

ASSET BACKED SECURITIES - 10.0%
ABCLO 2007-1 Ltd., Series 2007-1A,
Class C 2.125%, 04/15/2021 (P)(S)	2,000,000	1,985,704
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
0.859%, 05/25/2035 (P)	1,035,000	992,055
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.634%, 10/25/2035 (P)	2,690,000	2,437,915
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.437%, 05/10/2032 (P)(S)	630,315	624,800
Ally Auto Receivables Trust,
Series 2014-2, Class A4
1.840%, 01/15/2020	2,245,000	2,264,464
Ally Master Owner Trust
Series 2012-4, Class A,
1.720%, 07/15/2019	860,000	867,870
Series 2015-3, Class A,
1.630%, 05/15/2020	2,515,000	2,518,144
Alterna Funding I LLC, Series 2014-1A
1.639%, 02/15/2021 (S)	713,585	715,583
American Express Credit
Account Master Trust
Series 2014-1, Class A4,
1.490%, 04/15/2020	2,295,000	2,312,196
Series 2014-4, Class A,
1.430%, 06/15/2020	2,385,000	2,396,441

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.594%, 01/25/2036 (P)	$1,100,000	$1,009,179
Series 2005-R3, Class M2,
0.654%, 05/25/2035 (P)	1,350,000	1,276,457
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	51	55
Apidos CDO IV, Series 2006-4A, Class E
3.877%, 10/27/2018 (P)(S)	700,000	690,180
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.525%, 05/14/2020 (P)(S)	1,000,000	978,288
Apidos Quattro CDO, Series 2006-QA,
Class E 3.875%, 01/20/2019 (P)(S)	500,000	495,544
Applebee’s/IHOP Funding LLC,
Series 2014-1, Class A2
4.277%, 09/05/2044 (S)	3,035,000	3,126,117
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.261%, 01/25/2034 (P)	814,059	751,460
Series 2004-W6, Class M1,
1.009%, 05/25/2034 (P)	619,546	590,475
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	1,100,000	1,108,278
Babson Mid-Market CLO, Inc.,
Series 2007-2A, Class E
3.925%, 04/15/2021 (P)	1,000,000	984,174
Bacchus, Ltd., Series 2006-1A, Class D
1.825%, 01/20/2019 (P)(S)	1,250,000	1,249,981
Bank of The West Auto Trust
Series 2014-1, Class A4,
1.650%, 03/16/2020 (S)	2,035,000	2,043,980
Series 2015-1, Class A4,
1.660%, 09/15/2020 (S)	2,045,000	2,045,280
Battalion Clo, Ltd., Series 2007-1A,
Class D 2.427%, 07/14/2022 (P)(S)	1,000,000	985,111
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041 (P)	1,275,000	1,321,272
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2,
0.424%, 07/25/2036 (P)(S)	2,406,145	2,259,289
Series 2006-1A, Class A3,
0.534%, 07/25/2036 (P)(S)	1,315,000	1,120,851
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.484%, 06/27/2033 (P)(S)	1,489,972	1,354,124
California Republic
Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	1,070,000	1,078,871
Series 2015-2, Class A4,
1.750%, 01/15/2021	2,015,000	2,016,259
CarMax Auto Owner Trust
Series 2014-3, Class A3,
1.160%, 06/17/2019	2,065,000	2,069,826
Series 2015-2, Class A4,
1.800%, 03/15/2021	975,000	977,980
Chase Issuance Trust
Series 2014-A6, Class A,
1.260%, 07/15/2019	1,666,000	1,669,345
Series 2014-A7, Class A,
1.380%, 11/15/2019	2,735,000	2,744,832
18

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
Series 2015, Class A2A,
1.590%, 02/18/2020	$2,575,000	$2,594,150
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	900,000	906,278
CIFC Funding Ltd., Series 2006-1A,
Class B2L 4.275%, 10/20/2020 (P)(S)	477,542	477,282
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	1,115,000	1,226,850
Series 2014-A8, Class A8,
1.730%, 04/09/2020	2,860,000	2,889,215
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.536%, 06/25/2037 (P)	526,476	545,831
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	3,923,650	4,028,737
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	1,381,417	1,471,741
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.352%, 02/25/2035 (P)	1,236,926	1,258,244
Credit Suisse Mortgage Trust,
Series 2006-CF2, Class M1
0.654%, 05/25/2036 (P)(S)	2,300,000	2,229,737
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.601%, 07/25/2035 (P)	790,000	761,254
Series 2006-MH1, Class B1,
5.328%, 10/25/2036 (P)(S)	460,000	405,357
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,741,667	1,731,262
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	4,872,788	4,919,737
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%, 04/15/2020	3,620,000	3,635,486
Duane Street CLO III, Ltd.,
Series 2006-3A, Class D
1.775%, 01/11/2021 (P)(S)	1,200,000	1,188,574
ECP CLO, Ltd., Series 2012-3A, Class D
4.628%, 05/03/2023 (P)(S)	500,000	474,036
Emerson Place CLO, Ltd.,
Series 2006-1A, Class C
1.045%, 01/15/2019 (P)(S)	1,300,000	1,223,372
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.874%, 11/25/2035 (P)	1,570,000	1,531,414
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.159%, 12/25/2034 (P)	802,072	717,676
Foothill CLO, Ltd., Series 2007-1A,
Class E 3.783%, 02/22/2021 (P)(S)	1,350,000	1,343,693
Ford Credit Auto Owner Trust
Series 2014-1, Class B,
2.410%, 11/15/2025 (S)	1,470,000	1,479,837
Series 2015, Class AA4,
1.640%, 06/15/2020	1,175,000	1,180,718
Series 2015-B, Class A4,
1.580%, 08/15/2020	1,235,000	1,236,827

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	$2,175,000	$2,183,602
Series 2014-4, Class A1,
1.400%, 08/15/2019	2,905,000	2,912,698
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,594,874	1,606,193
Gale Force 4 CLO, Ltd., Series 2007-4A,
Class D 3.776%, 08/20/2021 (P)(S)	1,000,000	1,000,579
GE Equipment Midticket LLC,
Series 2014-1, Class A4
1.590%, 08/22/2023	640,000	643,932
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A4
1.730%, 06/20/2019	675,000	678,175
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	1,390,000	1,391,183
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
1.675%, 04/15/2019 (P)(S)	2,000,000	1,946,350
Goldentree Loan Opportunities V, Ltd.,
Series 2007-5A, Class E
5.275%, 10/18/2021 (P)(S)	1,100,000	1,100,307
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.454%, 10/25/2035 (P)	1,863,297	1,753,002
GSAA Trust, Series 2005-10, Class M3
0.734%, 06/25/2035 (P)	2,000,000	1,917,976
GSC Group CDOFund VIII, Ltd.,
Series 2007-8A, Class C
1.749%, 04/17/2021 (P)(S)	1,000,000	982,209
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.484%, 03/25/2035 (P)(S)	1,563,443	1,534,399
Harch CLO III, Ltd., Series 2007-1A,
Class D 2.029%, 04/17/2020 (P)(S)	1,300,000	1,271,485
HOA Funding LLC, Series 2014-1A,
Class A2 4.846%, 08/20/2044 (S)	492,500	490,203
Home Equity Asset Trust, Series 2005-1,
Class M4 1.204%, 05/25/2035 (P)	875,000	841,244
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.554%, 10/25/2035 (P)	1,294,671	1,247,785
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	3,500,000	3,510,864
Series 2015-2, Class A4,
1.470%, 08/23/2021	1,790,000	1,791,706
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	1,700,000	1,707,065
Series 2015, Class AA4,
1.650%, 12/15/2021	935,000	939,939
Katonah IX CLO, Ltd., Series 2006-9A,
Class B1L 1.677%, 01/25/2019 (P)(S)	1,500,000	1,452,578
KVK CLO, Ltd., Series 2012-1A, Class E
6.525%, 07/15/2023 (P)(S)	1,300,000	1,300,497
LCM V Ltd., Series 5A, Class D
0.934%, 03/21/2019 (P)(S)	2,000,000	1,966,932
LCM VI, Ltd., Series 6A, Class E
4.535%, 05/28/2019 (P)(S)	1,100,000	1,099,920
LightPoint CLO V, Series 2006-5A,
Class D 3.928%, 08/05/2019 (P)(S)	800,000	790,897
19

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Mayport CLO, Ltd., Series 2006-1A,
Class B1L 1.633%, 02/22/2020 (P)(S)	$1,350,000	$1,321,221
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A,
0.705%, 06/25/2035 (P)	1,202,517	1,153,116
Series 2005-WMC1, Class M1,
0.934%, 09/25/2035 (P)	640,103	580,175
Miramax LLC, Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	1,046,400	1,056,870
MVW Owner Trust, Series 2014-1A,
Class A 2.250%, 09/22/2031 (S)	530,884	531,030
Nationstar Home Equity Loan Trust,
Series 2006, Class BAV4
0.464%, 09/25/2036 (P)	2,030,000	1,861,723
Nautique Funding Ltd., Series 2006-1A,
Class D 4.275%, 04/15/2020 (P)(S)	1,000,000	982,695
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.859%, 03/25/2035 (P)	2,500,000	2,370,890
Series 2005-2, Class M2,
0.634%, 06/25/2035 (P)	2,450,000	2,316,749
Nissan Master Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	2,545,000	2,548,448
Octagon Investment Partners XI Ltd.,
Series 2007-1A, Class B
1.032%, 08/25/2021 (P)(S)	1,000,000	965,998
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	1,345,000	1,347,578
RAMP Series Trust, Series 2005-RS7,
Class M1 0.684%, 07/25/2035 (P)	1,400,000	1,221,634
RAMP Trust, Series 2005-RS3, Class M1
0.604%, 03/25/2035 (P)	985,000	947,633
RASC Series Trust, Series 2005-KS7,
Class M4 0.764%, 08/25/2035 (P)	2,000,000	1,894,280
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	1,545,000	1,552,311
Saratoga CLO I, Ltd., Series 2006-1A,
Class C 1.750%, 12/15/2019 (P)(S)	1,000,000	965,899
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.334%, 09/25/2036 (P)	2,576,976	2,379,874
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	1,417,603	1,427,897
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,173,930	1,244,276
Soundview Home Loan Trust,
Series 2005-CTX1, Class M2
0.621%, 11/25/2035 (P)	1,240,000	1,165,291
Specialty Underwriting &
Residential Finance Trust
Series 2005-AB1, Class M1,
0.614%, 03/25/2036 (P)	897,387	880,211
Series 2006-BC1, Class A2D,
0.484%, 12/25/2036 (P)	3,250,000	3,148,532
Structured Asset Investment Loan Trust
Series 2005-1, Class M2,
0.904%, 02/25/2035 (P)(S)	1,770,000	1,656,821
Series 2005-2, Class M2,
0.919%, 03/25/2035 (P)	1,925,000	1,792,691

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Symphony CLO IV, Ltd., Series 2007-4A,
Class D 3.525%, 07/18/2021 (P)(S)	$1,000,000	$1,000,088
TAL Advantage V LLC
Series 2013-1A, Class A,
2.830%, 02/22/2038 (S)	1,007,500	1,005,722
Series 2014-1A, Class A,
3.510%, 02/22/2039 (S)	2,095,625	2,114,729
Toyota Auto Receivables Owner Trust,
Series 2014-C, Class A4
1.440%, 04/15/2020	1,165,000	1,169,647
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	1,360,000	1,365,826
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.371%, 06/15/2045 (S)	2,775,000	2,785,823
Series 2015-1A, Class A2II,
4.080%, 06/15/2045 (S)	1,400,000	1,400,000
Westgate Resorts LLC
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	1,348,770	1,355,682
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	878,890	885,856
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	364,698	366,808
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	2,299,305	2,287,958
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	1,534,191	1,536,285
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	942,984	945,398
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	1,291,688	1,293,081
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	540,000	542,730
TOTAL ASSET BACKED SECURITIES (Cost $183,868,086)		$185,950,884

PREFERRED SECURITIES - 0.6%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$465,803
Financials - 0.4%
Ally Financial, Inc., 7.000% (S)	1,130	1,141,300
Discover Financial Services, 6.500%	31,500	802,305
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%)	26,000	729,820
GMAC Capital Trust I (8.125% to 02/15/2016, then
3 month LIBOR + 5.785%)	76,423	1,991,583
Regions Financial Corp., 6.375%	41,628	1,046,944
The Goldman Sachs Group, Inc. (5.500% to 05/10/2023, then
3 month LIBOR + 3.640%)	32,950	819,137
Wells Fargo & Company,
Series L, 7.500%	623	753,101
Weyerhaeuser Company, 6.375%	5,600	303,856
		7,588,046
Industrials - 0.1%
United Technologies Corp., 7.500%	16,493	1,004,754
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	29,102	1,466,159
20

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Utilities (continued)
Exelon Corp., 6.500%	13,538	$654,021
		2,120,180
TOTAL PREFERRED SECURITIES (Cost $11,011,687)		$11,178,783

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers Holdings, Inc., 01/26/2017 (I)	1,120,000	123,200
TOTAL ESCROW CERTIFICATES (Cost $0)		$123,200

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock Collateral Trust, 0.1434% (W)(Y)	551,313	$5,515,995
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,515,928)		$5,515,995

SHORT-TERM INVESTMENTS - 7.7%
Money market funds - 6.6%
State Street Institutional U.S. Government Money Market Fund, 0.0000% (Y)	122,719,344	122,719,344
Repurchase agreement - 1.1%
Barclays Tri-Party Repurchase Agreement dated 05/29/2015 at 0.060% to be repurchased at $14,643,073 on 06/01/2015, collateralized by $14,401,800 U.S. Treasury Inflation Indexed Notes, 0.125% due 04/15/2018 (valued at $14,936,004, including interest)	$14,643,000	$14,643,000
Repurchase Agreement with State Street Corp. dated 05/29/2015 at 0.000% to be repurchased at $5,933,000 on 06/01/2015, collateralized by $6,055,000 Federal National Mortgage Association, 1.670% due 02/10/2020 (valued at $6,055,000, including interest)	5,933,000	5,933,000
		20,576,000
TOTAL SHORT-TERM INVESTMENTS (Cost $143,295,344)		$143,295,344
Total Investments (Active Bond Fund) (Cost $1,896,033,073) - 104.4%		$1,947,721,676
Other assets and liabilities, net - (4.4%)		(82,080,476)
TOTAL NET ASSETS - 100.0%		$1,865,641,200

All Cap Core Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 98.4%
Consumer discretionary - 12.7%
Auto components - 0.4%
Cooper Tire & Rubber Company	85,400	$3,135,034
Hotels, restaurants and leisure - 3.0%
BJ’s Restaurants, Inc. (I)	4,500	206,010
Darden Restaurants, Inc.	50,000	3,277,000
Denny’s Corp. (I)	102,200	1,065,946

All Cap Core Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Isle of Capri Casinos, Inc. (I)	83,400	$1,185,114
Jack in the Box, Inc.	29,400	2,552,214
Marriott International, Inc., Class A	113,900	8,883,061
Norwegian Cruise Line Holdings, Ltd. (I)	9,000	491,040
Pinnacle Entertainment, Inc. (I)	54,700	2,022,259
Sonic Corp.	22,700	684,178
Starbucks Corp.	29,500	1,532,820
Vail Resorts, Inc.	21,600	2,240,784
		24,140,426
Leisure products - 0.1%
Nautilus, Inc. (I)	54,100	1,142,592
Media - 2.4%
Cinemark Holdings, Inc.	45,800	1,856,274
Comcast Corp., Class A	13,700	800,902
Sirius XM Holdings, Inc. (I)	814,800	3,145,128
The EW Scripps Company, Class A	17,400	407,682
The Madison Square Garden, Inc., Class A (I)	53,200	4,544,876
The Walt Disney Company	76,100	8,399,157
Time Warner, Inc.	1,000	84,480
		19,238,499
Multiline retail - 1.3%
Kohl’s Corp.	68,300	4,472,967
Target Corp.	71,400	5,663,448
		10,136,415
Specialty retail - 4.1%
American Eagle Outfitters, Inc.	229,200	3,752,004
Barnes & Noble, Inc. (I)	103,200	2,427,264
Best Buy Company, Inc.	111,900	3,882,930
Build-A-Bear Workshop, Inc. (I)	5,300	85,277
CarMax, Inc. (I)	5,200	369,408
L Brands, Inc.	22,300	1,929,396
Lowe’s Companies, Inc.	135,500	9,482,290
Office Depot, Inc. (I)	404,900	3,753,423
Staples, Inc.	7,400	121,841
The Children’s Place Retail Stores, Inc.	6,600	431,640
Ulta Salon Cosmetics & Fragrance, Inc. (I)	39,800	6,074,276
		32,309,749
Textiles, apparel and luxury goods - 1.4%
Perry Ellis International, Inc. (I)	20,400	501,024
Skechers U.S.A., Inc., Class A (I)	98,600	10,438,782
		10,939,806
		101,042,521
Consumer staples - 7.8%
Beverages - 2.0%
Constellation Brands, Inc., Class A	6,700	789,863
Dr. Pepper Snapple Group, Inc.	77,300	5,924,272
Monster Beverage Corp. (I)	72,200	9,189,616
		15,903,751
Food and staples retailing - 2.0%
CVS Health Corp.	59,200	6,060,896
Ingles Markets, Inc., Class A	17,600	860,288
SUPERVALU, Inc. (I)	143,600	1,267,988
The Kroger Company	106,500	7,753,200
		15,942,372
Food products - 1.0%
Cal-Maine Foods, Inc.	53,800	3,049,922
John B. Sanfilippo & Son, Inc.	16,100	814,821
Pilgrim’s Pride Corp. (L)	150,300	3,844,674
21

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Seaboard Corp. (I)	29	$99,470
		7,808,887
Household products - 0.7%
The Clorox Company	50,000	5,383,000
Tobacco - 2.1%
Altria Group, Inc.	150,200	7,690,240
Philip Morris International, Inc.	78,800	6,545,916
Reynolds American, Inc.	31,400	2,409,950
		16,646,106
		61,684,116
Energy - 7.2%
Energy equipment and services - 0.3%
Rowan Companies PLC, Class A	5,400	115,992
Schlumberger, Ltd.	19,800	1,797,246
Seventy Seven Energy, Inc. (I)	89,600	528,640
Willbros Group, Inc. (I)	60,700	112,902
		2,554,780
Oil, gas and consumable fuels - 6.9%
Chevron Corp.	35,400	3,646,200
Exxon Mobil Corp.	116,700	9,942,840
Marathon Petroleum Corp.	83,900	8,680,294
Nordic American Tankers, Ltd. (L)	429,600	5,546,136
REX American Resources Corp. (I)	62,600	3,998,262
Swift Energy Company (I)(L)	78,700	166,844
Teekay Tankers, Ltd., Class A	202,300	1,365,525
Tesoro Corp.	107,700	9,531,450
Valero Energy Corp.	185,500	10,989,020
Western Refining, Inc.	15,800	694,884
WPX Energy, Inc. (I)	39,500	509,155
		55,070,610
		57,625,390
Financials - 16.1%
Banks - 4.7%
Banc of California, Inc.	6,500	84,305
Bank of America Corp.	80,300	1,324,950
Berkshire Hills Bancorp, Inc.	10,200	279,684
Citigroup, Inc.	280,700	15,180,256
First BanCorp (I)	135,400	828,648
First Citizens BancShares, Inc., Class A	5,700	1,374,270
Great Southern Bancorp, Inc.	2,300	90,758
Heartland Financial USA, Inc.	13,200	449,856
JPMorgan Chase & Co.	163,800	10,774,764
Popular, Inc. (I)	31,500	1,023,435
SunTrust Banks, Inc.	92,300	3,939,364
Wells Fargo & Company	33,400	1,869,064
		37,219,354
Capital markets - 3.8%
BGC Partners, Inc., Class A	70,600	667,170
INTL. FCStone, Inc. (I)	45,600	1,599,192
Investment Technology Group, Inc.	38,400	1,031,424
Janus Capital Group, Inc. (L)	131,600	2,388,540
Northern Trust Corp.	72,200	5,382,510
The Bank of New York Mellon Corp.	51,600	2,237,376
The Goldman Sachs Group, Inc.	61,600	12,701,304
WisdomTree Investments, Inc.	205,700	4,393,752
		30,401,268
Diversified financial services - 1.9%
Berkshire Hathaway, Inc., Class B (I)	33,300	4,761,900

All Cap Core Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
MarketAxess Holdings, Inc.	3,900	$344,955
McGraw-Hill Financial, Inc.	77,500	8,040,625
MSCI, Inc.	28,900	1,793,245
		14,940,725
Insurance - 2.3%
American International Group, Inc.	50,200	2,942,222
AmTrust Financial Services, Inc. (L)	62,300	3,749,214
First American Financial Corp.	42,000	1,499,820
FNF Group	40,000	1,518,400
Lincoln National Corp.	37,100	2,115,071
Markel Corp. (I)	1,100	850,036
MetLife, Inc.	13,000	679,380
National General Holdings Corp.	5,100	99,042
Prudential Financial, Inc.	31,700	2,682,137
Universal Insurance Holdings, Inc.	91,800	2,343,654
		18,478,976
Real estate investment trusts - 1.3%
AG Mortgage Investment Trust, Inc.	32,700	616,068
Associated Estates Realty Corp.	23,300	666,147
Communications Sales & Leasing, Inc. (I)	102,000	2,657,100
CoreSite Realty Corp.	32,000	1,510,400
New Residential Investment Corp.	146,700	2,502,702
Ryman Hospitality Properties	32,500	1,791,075
Simon Property Group, Inc.	5,300	961,420
		10,704,912
Real estate management and development - 1.7%
Altisource Portfolio Solutions SA (I)(L)	45,700	1,257,664
CBRE Group, Inc., Class A (I)	121,700	4,653,808
Jones Lang LaSalle, Inc.	37,900	6,565,417
Marcus & Millichap, Inc. (I)	6,500	304,915
The St. Joe Company (I)	37,200	592,596
		13,374,400
Thrifts and mortgage finance - 0.4%
Essent Group, Ltd. (I)	64,400	1,642,844
Flagstar Bancorp, Inc. (I)	5,400	101,196
LendingTree, Inc. (I)	14,700	871,122
Oritani Financial Corp.	11,800	173,696
		2,788,858
		127,908,493
Health care - 16.5%
Biotechnology - 4.7%
Alnylam Pharmaceuticals, Inc. (I)	10,600	1,389,554
Amgen, Inc.	65,200	10,188,152
BioMarin Pharmaceutical, Inc. (I)	43,000	5,399,510
Geron Corp. (I)(L)	402,800	1,554,808
Gilead Sciences, Inc. (I)	128,300	14,404,241
Incyte Corp. (I)	41,500	4,571,225
		37,507,490
Health care providers and services - 6.3%
Aetna, Inc.	51,100	6,028,267
Amedisys, Inc. (I)	9,100	282,282
AmerisourceBergen Corp.	52,300	5,886,888
Anthem, Inc.	70,200	11,783,070
Centene Corp. (I)	146,900	11,067,446
Health Net, Inc. (I)	28,500	1,773,840
Molina Healthcare, Inc. (I)	39,200	2,851,408
The Ensign Group, Inc.	19,900	922,763
22

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	80,600	$9,688,926
		50,284,890
Life sciences tools and services - 1.4%
Affymetrix, Inc. (I)	70,700	829,311
Cambrex Corp. (I)	66,700	2,669,334
Illumina, Inc. (I)	9,500	1,957,760
Mettler-Toledo International, Inc. (I)	7,700	2,500,036
Waters Corp. (I)	21,800	2,912,916
		10,869,357
Pharmaceuticals - 4.1%
AbbVie, Inc.	62,600	4,168,534
Bristol-Myers Squibb Company	149,200	9,638,320
Depomed, Inc. (I)	102,100	2,129,806
Eli Lilly & Company	18,600	1,467,540
Hospira, Inc. (I)	115,100	10,177,142
Johnson & Johnson	11,200	1,121,568
Merck & Company, Inc.	23,600	1,437,004
Sucampo Pharmaceuticals, Inc., Class A (I)	7,500	121,725
Supernus Pharmaceuticals, Inc. (I)	17,500	248,850
Zoetis, Inc.	51,600	2,568,132
		33,078,621
		131,740,358
Industrials - 9.9%
Aerospace and defense - 5.4%
General Dynamics Corp.	79,400	11,128,704
Lockheed Martin Corp.	4,900	922,180
Northrop Grumman Corp.	64,500	10,267,110
Rockwell Collins, Inc.	73,200	6,967,908
Spirit AeroSystems Holdings, Inc., Class A (I)	186,800	10,197,412
TASER International, Inc. (I)	97,400	3,075,892
TransDigm Group, Inc.	2,500	565,100
		43,124,306
Air freight and logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (I)	24,700	1,345,656
Echo Global Logistics, Inc. (I)	29,300	942,874
		2,288,530
Airlines - 1.0%
Southwest Airlines Company	226,500	8,391,825
Building products - 0.5%
American Woodmark Corp. (I)	33,600	1,725,024
Apogee Enterprises, Inc.	36,200	1,945,026
		3,670,050
Commercial services and supplies - 0.9%
Cintas Corp.	50,400	4,338,936
Civeo Corp.	385,400	1,541,600
Ennis, Inc.	8,700	146,334
Multi-Color Corp.	12,200	781,410
		6,808,280
Construction and engineering - 0.3%
Argan, Inc.	33,900	1,212,942
Comfort Systems USA, Inc.	12,400	278,380
Dycom Industries, Inc. (I)	17,300	996,134
		2,487,456
Electrical equipment - 0.2%
Acuity Brands, Inc.	9,400	1,659,006
PowerSecure International, Inc. (I)	12,700	189,103
		1,848,109

All Cap Core Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery - 0.2%
Douglas Dynamics, Inc.	15,600	$316,680
PACCAR, Inc.	21,900	1,391,964
Wabtec Corp.	3,000	300,900
		2,009,544
Marine - 0.4%
Matson, Inc.	70,200	2,827,656
Professional services - 0.7%
Equifax, Inc.	11,700	1,173,861
Insperity, Inc.	58,500	3,078,270
RPX Corp. (I)	77,800	1,237,798
		5,489,929
Road and rail - 0.0%
P.A.M. Transportation Services, Inc. (I)	2,900	175,653
		79,121,338
Information technology - 22.2%
Communications equipment - 2.1%
Cisco Systems, Inc.	79,500	2,330,145
Infinera Corp. (I)	183,300	3,783,312
InterDigital, Inc.	154,800	9,075,924
Palo Alto Networks, Inc. (I)	9,700	1,644,053
		16,833,434
Electronic equipment, instruments and components - 0.8%
DTS, Inc. (I)	18,800	596,524
Jabil Circuit, Inc.	151,000	3,710,070
Methode Electronics, Inc.	32,200	1,511,146
Multi-Fineline Electronix, Inc. (I)	17,900	448,574
		6,266,314
Internet software and services - 1.9%
EarthLink Holdings Corp.	267,000	1,852,980
Equinix, Inc.	24,600	6,594,522
Facebook, Inc., Class A (I)	58,500	4,632,615
GTT Communications, Inc. (I)	5,400	118,962
Rackspace Hosting, Inc. (I)	7,200	288,648
Stamps.com, Inc. (I)	25,000	1,682,250
		15,169,977
IT services - 3.5%
Automatic Data Processing, Inc.	3,300	282,183
Broadridge Financial Solutions, Inc.	69,400	3,760,092
Cognizant Technology
Solutions Corp., Class A (I)	25,100	1,624,472
DST Systems, Inc.	16,500	1,953,600
EPAM Systems, Inc. (I)	98,700	7,097,517
Fiserv, Inc. (I)	24,600	1,971,690
Luxoft Holding, Inc. (I)	40,000	2,141,200
MAXIMUS, Inc.	9,800	640,626
Paychex, Inc.	77,500	3,829,275
Visa, Inc., Class A	72,700	4,993,036
		28,293,691
Semiconductors and semiconductor equipment - 3.5%
Cirrus Logic, Inc. (I)	24,700	932,425
Fairchild Semiconductor International, Inc. (I)	126,200	2,513,904
Freescale Semiconductor, Ltd. (I)	14,900	672,288
Integrated Device Technology, Inc. (I)	252,800	5,979,984
Intel Corp.	34,300	1,181,978
Lam Research Corp.	1,100	90,475
Pericom Semiconductor Corp.	6,400	83,776
Skyworks Solutions, Inc.	79,500	8,694,120
23

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Tessera Technologies, Inc.	191,900	$7,397,745
		27,546,695
Software - 6.0%
Ebix, Inc. (L)	39,500	1,406,200
Electronic Arts, Inc. (I)	135,300	8,490,752
Ellie Mae, Inc. (I)	51,100	3,230,542
ePlus, Inc. (I)	17,600	1,366,640
FactSet Research Systems, Inc.	33,600	5,549,712
Fortinet, Inc. (I)	36,300	1,454,178
Gigamon, Inc. (I)	6,200	190,712
Intuit, Inc.	1,700	177,055
Manhattan Associates, Inc. (I)	72,600	3,982,110
Microsoft Corp.	161,893	7,586,306
MicroStrategy, Inc., Class A (I)	6,500	1,143,870
Proofpoint, Inc. (I)	41,000	2,424,330
Red Hat, Inc. (I)	7,300	564,071
Tableau Software, Inc., Class A (I)	65,500	7,415,255
VASCO Data Security International, Inc. (I)(L)	94,200	2,509,488
		47,491,221
Technology hardware, storage and peripherals - 4.4%
Apple, Inc.	268,473	34,976,662
Dot Hill Systems Corp. (I)	32,200	226,688
		35,203,350
		176,804,682
Materials - 2.8%
Chemicals - 1.6%
KMG Chemicals, Inc.	24,600	730,866
LyondellBasell Industries NV, Class A	7,800	788,580
Sigma-Aldrich Corp.	18,600	2,590,980
The Dow Chemical Company	17,700	921,639
The Sherwin-Williams Company	27,200	7,838,496
		12,870,561
Construction materials - 0.7%
Vulcan Materials Company	64,200	5,773,506
Containers and packaging - 0.1%
Sealed Air Corp.	20,800	1,012,960
Metals and mining - 0.3%
Newmont Mining Corp.	78,400	2,135,616
Paper and forest products - 0.1%
International Paper Company	14,900	772,267
		22,564,910
Telecommunication services - 1.2%
Diversified telecommunication services - 1.0%
Atlantic Tele-Network, Inc.	4,200	281,610
FairPoint Communications, Inc. (I)	11,800	238,124
General Communication, Inc., Class A (I)	30,400	488,528
Inteliquent, Inc.	73,000	1,286,990
Level 3 Communications, Inc. (I)	91,900	5,098,612
magicJack VocalTec, Ltd. (I)(L)	48,800	402,600
		7,796,464
Wireless telecommunication services - 0.2%
NTELOS Holdings Corp.	55,900	483,535
Telephone & Data Systems, Inc.	31,500	935,235
		1,418,770
		9,215,234

All Cap Core Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities - 2.0%
Electric utilities - 0.7%
Entergy Corp.	75,500	$5,773,485
Gas utilities - 0.1%
UGI Corp.	16,000	598,400
Multi-utilities - 1.2%
PG&E Corp.	89,100	4,764,177
Public Service Enterprise Group, Inc.	104,700	4,463,361
		9,227,538
		15,599,423
TOTAL COMMON STOCKS (Cost $704,671,229)		$783,306,465

SECURITIES LENDING COLLATERAL - 1.9%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	1,485,811	14,865,833
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,865,681)		$14,865,833

SHORT-TERM INVESTMENTS - 1.4%
Money market funds - 1.4%
State Street Institutional Liquid Reserves
Fund, 0.0993% (Y)	11,238,207	11,238,207
TOTAL SHORT-TERM INVESTMENTS (Cost $11,238,207)		$11,238,207
Total Investments (All Cap Core Fund)
(Cost $730,775,117) - 101.7%		$809,410,505
Other assets and liabilities, net - (1.7%)		(13,203,988)
TOTAL NET ASSETS - 100.0%		$796,206,517

Alpha Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 96.4%
Consumer discretionary - 14.0%
Automobiles - 0.5%
Fiat Chrysler Automobiles NV (I)	150,769	$2,411,746
Harley-Davidson, Inc.	108,860	5,822,921
		8,234,667
Diversified consumer services - 0.0%
LifeLock, Inc. (I)	39,725	604,615
The Honest Company, Inc. (I)(R)	8,330	208,083
		812,698
Hotels, restaurants and leisure - 2.2%
Accor SA (L)	63,877	3,495,395
Chipotle Mexican Grill, Inc. (I)	9,963	6,132,426
Hilton Worldwide Holdings, Inc. (I)	117,410	3,400,194
Las Vegas Sands Corp.	48,408	2,460,579
McDonald’s Corp.	151,051	14,490,322
Melia Hotels International SA	150,934	1,962,591
Whitbread PLC	54,431	4,265,760
Wyndham Worldwide Corp.	22,331	1,896,125
Wynn Resorts, Ltd.	13,182	1,327,296
		39,430,688
Household durables - 3.3%
D.R. Horton, Inc.	388,193	10,139,601
24

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
GoPro, Inc., Class A (I)(L)	28,297	$1,569,352
Harman International Industries, Inc.	70,421	8,487,139
iRobot Corp. (I)(L)	39,458	1,260,683
NVR, Inc. (I)	9,583	13,038,630
PulteGroup, Inc.	660,742	12,673,032
Sony Corp.	124,725	3,856,531
Whirlpool Corp.	39,031	7,191,462
		58,216,430
Internet and catalog retail - 2.2%
Amazon.com, Inc. (I)	55,452	23,801,662
Groupon, Inc. (I)(L)	440,709	2,811,723
HSN, Inc.	33,379	2,240,065
Netflix, Inc. (I)	15,049	9,391,479
Vipshop Holdings, Ltd., ADR (I)(L)	48,528	1,211,744
		39,456,673
Media - 1.0%
CyberAgent, Inc.	36,458	1,687,818
DISH Network Corp., Class A (I)	24,446	1,730,532
Loral Space & Communications, Inc. (I)	18,811	1,256,387
Rightmove PLC	11,366	581,621
Sky PLC	268,770	4,337,666
Solocal Group (I)	979,621	488,690
Stingray Digital Group, Inc. (I)	27,000	135,695
Tribune Media Company, Class A	12,748	675,644
Twenty-First Century Fox, Inc., Class A	203,231	6,828,562
		17,722,615
Specialty retail - 4.2%
Advance Auto Parts, Inc.	158,528	24,289,660
CarMax, Inc. (I)	20,677	1,468,894
CST Brands, Inc.	31,762	1,263,175
Jand, Inc., Class A (I)(R)	8,158	93,697
L Brands, Inc.	18,966	1,640,938
Lowe’s Companies, Inc.	163,785	11,461,674
Pier 1 Imports, Inc. (L)	357,637	4,545,566
Signet Jewelers, Ltd.	12,993	1,680,385
The Home Depot, Inc.	94,467	10,525,513
The TJX Companies, Inc.	204,545	13,168,607
Tiffany & Company	24,651	2,310,538
Zhongsheng Group Holdings, Ltd.	614,420	513,021
		72,961,668
Textiles, apparel and luxury goods - 0.6%
ANTA Sports Products, Ltd.	593,408	1,374,801
Asics Corp.	51,096	1,357,099
Kate Spade & Company (I)	40,716	1,008,942
Samsonite International SA	1,704,000	6,183,015
		9,923,857
		246,759,296
Consumer staples - 4.7%
Beverages - 2.0%
Anheuser-Busch InBev NV, ADR	60,909	7,343,189
Monster Beverage Corp. (I)	28,052	3,570,459
The Coca-Cola Company	497,661	20,384,195
Treasury Wine Estates, Ltd.	682,694	2,793,382
		34,091,225
Food and staples retailing - 0.2%
Seven & I Holdings Company, Ltd.	69,327	2,863,035
Food products - 1.9%
Greencore Group PLC	1,360,820	6,853,851

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Kraft Foods Group, Inc.	102,935	$8,692,861
Mondelez International, Inc., Class A	59,446	2,472,359
Nomad Foods, Ltd. (I)	486,449	8,756,082
Post Holdings, Inc. (I)	43,366	1,876,013
The Hershey Company	51,282	4,762,047
		33,413,213
Household products - 0.3%
Svenska Cellulosa AB SCA, B Shares	48,935	1,277,921
The Procter & Gamble Company	56,122	4,399,404
		5,677,325
Personal products - 0.1%
The Estee Lauder Companies, Inc., Class A	26,814	2,344,348
Tobacco - 0.2%
British American Tobacco PLC	71,488	3,948,641
		82,337,787
Energy - 5.1%
Energy equipment and services - 0.6%
Baker Hughes, Inc.	17,803	1,147,581
Halliburton Company	86,895	3,945,033
McDermott International, Inc. (I)(L)	263,307	1,437,656
Patterson-UTI Energy, Inc.	55,378	1,118,636
Petroleum Geo-Services ASA	123,456	757,297
Trican Well Service, Ltd.	585,245	1,821,243
		10,227,446
Oil, gas and consumable fuels - 4.5%
BG Group PLC	309,393	5,392,877
Chevron Corp.	68,738	7,080,014
China Suntien Green Energy Corp., Ltd.,
H Shares	7,259,580	1,756,659
Cobalt International Energy, Inc. (I)	366,709	3,725,763
Cosan, Ltd., Class A	230,655	1,432,368
EOG Resources, Inc.	20,632	1,829,852
Exxon Mobil Corp.	58,526	4,986,415
Imperial Oil, Ltd.	293,586	11,511,507
Karoon Gas Australia, Ltd. (I)	1,241,604	2,592,514
Laredo Petroleum, Inc. (I)(L)	175,820	2,394,668
Marathon Oil Corp.	162,200	4,410,218
Marathon Petroleum Corp.	4,444	459,776
Occidental Petroleum Corp.	64,674	5,056,860
Pioneer Natural Resources Company	61,013	9,019,552
Rice Energy, Inc. (I)	47,733	1,046,785
Suncor Energy, Inc.	221,275	6,467,868
Tesoro Corp.	6,701	593,039
Tsakos Energy Navigation, Ltd.	356,471	3,407,863
Valero Energy Corp.	7,891	467,463
Whiting Petroleum Corp. (I)	36,434	1,201,958
World Fuel Services Corp.	86,116	4,308,383
		79,142,402
		89,369,848
Financials - 14.6%
Banks - 4.4%
Alpha Bank AE (I)	4,335,805	1,579,598
Axis Bank, Ltd.	334,724	3,035,421
BOK Financial Corp.	60,331	3,902,209
Citigroup, Inc.	154,731	8,367,852
Cullen/Frost Bankers, Inc.	16,103	1,182,121
First Republic Bank	61,569	3,728,003
Grupo Financiero Galicia SA, ADR	40,901	819,247
HDFC Bank, Ltd.	94,050	1,780,339

25

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
JPMorgan Chase & Co.	152,637	$10,040,462
M&T Bank Corp.	93,260	11,273,269
Piraeus Bank SA (I)	2,800,578	1,547,497
Sberbank of Russia, ADR	238,900	1,345,007
Seven Bank, Ltd.	102,975	485,560
The PNC Financial Services Group, Inc.	189,612	18,143,972
Wells Fargo & Company	197,368	11,044,713
		78,275,270
Capital markets - 1.9%
BlackRock, Inc.	67,902	24,837,194
Huatai Securities Company, Ltd.,
H Shares (I)(S)	334,700	1,070,536
Julius Baer Group, Ltd. (I)	52,345	2,857,745
Matsui Securities Company, Ltd.	97,200	851,878
Partners Group Holding AG	1,590	498,583
Schroders PLC	14,393	743,437
SEI Investments Company	57,965	2,773,046
		33,632,419
Consumer finance - 0.2%
Springleaf Holdings, Inc. (I)	59,777	2,840,603
Diversified financial services - 0.8%
Berkshire Hathaway, Inc., Class B (I)	36,741	5,253,963
IG Group Holdings PLC	46,300	554,022
Japan Exchange Group, Inc.	9,051	273,473
London Stock Exchange Group PLC	17,757	668,641
McGraw-Hill Financial, Inc.	29,602	3,071,208
Moody’s Corp.	19,421	2,099,410
MSCI, Inc.	31,866	1,977,285
		13,898,002
Insurance - 6.1%
ACE, Ltd.	164,905	17,559,084
Alleghany Corp. (I)	9,817	4,666,511
American International Group, Inc.	313,076	18,349,384
Fairfax Financial Holdings, Ltd.	10,734	5,406,618
Markel Corp. (I)	16,106	12,446,073
Marsh & McLennan Companies, Inc.	308,608	17,970,244
MetLife, Inc.	224,485	11,731,586
Ping An Insurance Group Company of China, Ltd., H Shares	179,000	2,627,471
Reinsurance Group of America, Inc.	40,632	3,801,124
St James’s Place PLC	208,380	2,910,211
Unum Group	153,810	5,377,198
White Mountains Insurance Group, Ltd.	6,383	4,144,099
		106,989,603
Real estate investment trusts - 0.7%
American Tower Corp.	78,573	7,290,789
Kennedy Wilson Europe Real Estate PLC	307,838	5,681,589
		12,972,378
Real estate management and development - 0.5%
Daito Trust Construction Company, Ltd.	24,100	2,674,389
Deutsche Annington Immobilien SE	165,774	5,246,999
WeWork Companies, Inc., Class A (I)(R)	5,941	98,925
		8,020,313
		256,628,588
Health care - 17.5%
Biotechnology - 3.0%
Actelion, Ltd. (I)	3,195	446,937
Agios Pharmaceuticals, Inc. (I)(L)	21,283	2,596,952

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alnylam Pharmaceuticals, Inc. (I)	30,423	$3,988,151
Arena Pharmaceuticals, Inc. (I)(L)	502,567	1,972,575
Biogen, Inc. (I)	14,266	5,663,459
BioMarin Pharmaceutical, Inc. (I)	19,925	2,501,982
Celgene Corp. (I)	31,760	3,634,614
Five Prime Therapeutics, Inc. (I)	25,416	651,666
Gilead Sciences, Inc. (I)	18,383	2,063,859
Incyte Corp. (I)	37,525	4,133,379
Isis Pharmaceuticals, Inc. (I)(L)	14,277	961,128
Medivation, Inc. (I)	13,525	1,785,976
Portola Pharmaceuticals, Inc. (I)	80,414	3,362,913
PTC Therapeutics, Inc. (I)	19,832	1,152,041
Puma Biotechnology, Inc. (I)	5,911	1,155,305
Receptos, Inc. (I)	20,455	3,372,825
Regeneron Pharmaceuticals, Inc. (I)	11,764	6,029,756
Regulus Therapeutics, Inc. (I)(L)	40,424	570,787
TESARO, Inc. (I)	28,457	1,672,133
United Therapeutics Corp. (I)	6,559	1,205,019
Vertex Pharmaceuticals, Inc. (I)	29,970	3,844,851
		52,766,308
Health care equipment and supplies - 1.9%
Becton, Dickinson and Company	105,645	14,844,179
Boston Scientific Corp. (I)	41,719	762,206
Corindus Vascular Robotics, Inc. (I)	598,810	2,395,240
Hoya Corp.	11,511	423,224
Intuitive Surgical, Inc. (I)	15,969	7,788,880
Medtronic PLC	105,270	8,034,206
		34,247,935
Health care providers and services - 2.3%
Acadia Healthcare Company, Inc. (I)	52,363	3,882,193
Aetna, Inc.	15,723	1,854,842
Cardinal Health, Inc.	107,410	9,470,340
Envision Healthcare Holdings, Inc. (I)	80,307	2,967,344
HCA Holdings, Inc. (I)	18,831	1,540,941
Health Net, Inc. (I)	12,207	759,764
Humana, Inc.	3,498	750,846
Laboratory Corp. of America Holdings (I)	50,825	5,994,809
LifePoint Health, Inc. (I)	8,858	666,919
UnitedHealth Group, Inc.	90,793	10,914,227
Universal Health Services, Inc., Class B	7,838	1,015,648
		39,817,873
Health care technology - 0.1%
CareView Communications, Inc. (I)	2,320,370	858,537
Life sciences tools and services - 0.3%
Illumina, Inc. (I)	28,416	5,855,969
Pharmaceuticals - 9.9%
Actavis PLC (I)	67,740	20,783,309
Akorn, Inc. (I)	11,571	531,109
Astellas Pharma, Inc.	40,858	593,002
AstraZeneca PLC, ADR	18,312	1,236,976
Bristol-Myers Squibb Company	774,161	50,010,801
Eisai Company, Ltd.	73,861	4,611,094
Eli Lilly & Company	22,226	1,753,631
Endo International PLC (I)	17,056	1,428,611
Hikma Pharmaceuticals PLC	36,797	1,169,637
Jazz Pharmaceuticals PLC (I)	14,765	2,648,103
Johnson & Johnson	152,315	15,252,824
Mallinckrodt PLC (I)	3,804	492,390
Merck & Company, Inc.	445,730	27,140,500
Mylan NV (I)	200,836	14,586,719
Ono Pharmaceutical Company, Ltd.	65,096	7,107,924
26

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	215,613	$7,492,552
Roche Holding AG	24,890	7,588,244
Santen Pharmaceutical Company, Ltd.	37,425	518,318
TherapeuticsMD, Inc. (I)	1,235,878	8,750,016
		173,695,760
		307,242,382
Industrials - 13.7%
Aerospace and defense - 2.7%
Airbus Group NV (L)	12,139	826,186
DigitalGlobe, Inc. (I)	217,796	6,533,880
Lockheed Martin Corp.	42,805	8,055,901
Northrop Grumman Corp.	46,621	7,421,131
Raytheon Company	14,719	1,519,884
Safran SA	22,635	1,600,011
TransDigm Group, Inc.	10,939	2,472,652
United Technologies Corp.	162,775	19,072,347
		47,501,992
Air freight and logistics - 1.0%
FedEx Corp.	4,325	749,177
United Parcel Service, Inc., Class B	168,003	16,669,258
UTi Worldwide, Inc. (I)(L)	41,334	397,633
		17,816,068
Airlines - 0.9%
AirAsia BHD	2,920,332	1,743,391
American Airlines Group, Inc.	109,560	4,642,057
JetBlue Airways Corp. (I)	94,493	1,904,979
Southwest Airlines Company	42,676	1,581,146
United Continental Holdings, Inc. (I)	91,634	5,002,300
Wizz Air Holdings PLC (I)(S)	34,977	809,333
		15,683,206
Building products - 1.2%
Fortune Brands Home & Security, Inc.	172,697	7,919,884
Lennox International, Inc.	97,707	11,001,808
Owens Corning	23,687	1,003,381
Wienerberger AG	46,312	739,647
		20,664,720
Commercial services and supplies - 0.3%
China Everbright International, Ltd.	365,698	691,143
Clean Harbors, Inc. (I)	90,924	5,122,658
		5,813,801
Construction and engineering - 0.9%
Abengoa SA, B Shares (L)	760,825	2,545,881
AECOM (I)	261,979	8,653,166
Jacobs Engineering Group, Inc. (I)	105,617	4,568,991
		15,768,038
Electrical equipment - 1.5%
Acuity Brands, Inc.	50,006	8,825,559
Capstone Turbine Corp. (I)(L)	2,000,853	840,358
Eaton Corp. PLC	142,508	10,202,148
Nidec Corp.	35,936	2,615,716
Schneider Electric SE	38,853	2,929,136
Zumtobel Group AG	59,042	1,621,492
		27,034,409
Industrial conglomerates - 0.7%
3M Company	33,578	5,341,588
Danaher Corp.	87,009	7,510,617
		12,852,205

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery - 1.9%
Allison Transmission Holdings, Inc.	227,571	$6,963,673
Arcam AB (I)(L)	131,395	2,287,099
DMG Mori Seiki Company, Ltd.	63,900	1,259,076
IDEX Corp.	51,309	3,964,133
Jain Irrigation Systems, Ltd.	3,037,843	3,188,084
Minebea Company, Ltd.	69,860	1,282,629
PACCAR, Inc.	110,944	7,051,601
Pall Corp.	38,464	4,786,460
SMC Corp.	1,693	510,521
Vallourec SA (L)	51,966	1,284,292
		32,577,568
Road and rail - 1.9%
AMERCO	9,462	3,112,998
Canadian National Railway Company	48,071	2,851,558
CSX Corp.	51,723	1,762,720
DSV A/S	148,631	5,160,355
East Japan Railway Company	5,611	511,349
Genesee & Wyoming, Inc., Class A (I)	86,568	7,128,009
Hertz Global Holdings, Inc. (I)	426,708	8,487,222
J.B. Hunt Transport Services, Inc.	21,010	1,765,260
Landstar System, Inc.	28,332	1,852,913
Old Dominion Freight Line, Inc. (I)	6,939	471,921
		33,104,305
Trading companies and distributors - 0.7%
HD Supply Holdings, Inc. (I)	70,208	2,278,250
MSC Industrial Direct Company, Inc., Class A	91,780	6,366,779
Rexel SA (L)	185,191	3,391,990
		12,037,019
		240,853,331
Information technology - 20.0%
Communications equipment - 2.0%
BYD Electronic International Company, Ltd.	240,504	391,880
Cisco Systems, Inc.	1,007,880	29,540,963
Motorola Solutions, Inc.	80,814	4,768,026
ParkerVision, Inc. (I)(L)	1,453,500	537,795
		35,238,664
Electronic equipment, instruments and components - 1.3%
Alps Electric Company, Ltd.	50,180	1,282,029
Arrow Electronics, Inc. (I)	76,976	4,679,371
Hamamatsu Photonics KK	20,272	622,915
Hitachi High-Technologies Corp.	4,499	126,516
IPG Photonics Corp. (I)	7,949	753,883
Largan Precision Company, Ltd.	57,540	6,383,508
Murata Manufacturing Company, Ltd.	2,657	430,658
TE Connectivity, Ltd.	109,950	7,586,550
		21,865,430
Internet software and services - 5.8%
21Vianet Group, Inc., ADR (I)(L)	41,121	742,645
Akamai Technologies, Inc. (D)(I)	163,849	12,496,763
Alibaba Group Holding, Ltd., ADR (I)	137,102	12,245,951
Apigee Corp. (I)	36,961	505,649
Apigee Corp. (I)	8,700	122,235
Baidu, Inc., ADR (I)	16,728	3,302,107
CoStar Group, Inc. (I)	76,862	16,057,240
Coupons.com, Inc. (I)(L)	292,768	3,656,672
Facebook, Inc., Class A (I)	160,924	12,743,572
GoDaddy, Inc., Class A (I)	2,600	70,018
Gogo, Inc. (I)(L)	185,853	3,977,254
Google, Inc., Class C (I)	23,019	12,248,640
27

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
LendingClub Corp. (I)	36,632	$699,641
Monster Worldwide, Inc. (I)	520,286	3,158,136
New Relic, Inc. (I)	1,330	43,531
New Relic, Inc. (I)	21,945	714,103
Pandora Media, Inc. (I)	68,570	1,280,202
Qihoo 360 Technology
Company, Ltd., ADR (I)	18,121	943,198
Tencent Holdings, Ltd.	261,675	5,218,561
Yelp, Inc. (I)(L)	31,716	1,519,514
Zillow Group, Inc., Class A (I)(L)	116,388	10,636,699
		102,382,331
IT services - 1.4%
Accenture PLC, Class A	112,052	10,761,474
Automatic Data Processing, Inc.	62,888	5,377,553
EPAM Systems, Inc. (I)	17,652	1,269,355
Global Payments, Inc.	9,474	988,896
Optimal Payments PLC (I)	1,566,703	6,736,208
		25,133,486
Semiconductors and semiconductor equipment - 4.5%
Avago Technologies, Ltd.	9,365	1,386,676
Cypress Semiconductor Corp. (I)	203,541	2,794,618
GCL-Poly Energy Holdings, Ltd. (I)	10,993,265	2,929,524
Integrated Device Technology, Inc. (I)	45,309	1,071,784
Intel Corp.	205,555	7,083,425
Maxim Integrated Products, Inc.	120,887	4,239,507
Micron Technology, Inc. (I)	423,512	11,828,690
NXP Semiconductors NV (I)	194,876	21,874,831
SK Hynix, Inc.	32,809	1,507,665
Sumco Corp.	691,945	10,403,801
SunEdison Semiconductor, Ltd. (I)	91,702	2,217,354
SunEdison, Inc. (I)	315,005	9,440,700
SunPower Corp. (I)(L)	54,522	1,656,924
Synaptics, Inc. (I)	9,674	963,917
		79,399,416
Software - 3.2%
Activision Blizzard, Inc.	27,839	703,213
Adobe Systems, Inc. (D)(I)	42,821	3,386,713
EnerNOC, Inc. (I)	277,745	2,671,907
FactSet Research Systems, Inc.	39,273	6,486,721
FireEye, Inc. (I)(L)	13,698	637,916
Fortinet, Inc. (I)	21,062	843,744
Manhattan Associates, Inc. (I)	23,347	1,280,583
Microsoft Corp.	468,851	21,970,358
ServiceNow, Inc. (I)	15,230	1,166,770
Tableau Software, Inc., Class A (I)	14,313	1,620,375
Tangoe, Inc. (I)	89,614	1,138,994
UBISOFT Entertainment (I)	97,510	1,758,123
Workday, Inc., Class A (I)	155,907	12,304,180
		55,969,597
Technology hardware, storage and peripherals - 1.8%
Apple, Inc.	218,343	28,445,726
Hewlett-Packard Company	41,595	1,389,273
Stratasys, Ltd. (I)(L)	59,651	2,121,190
		31,956,189
		351,945,113
Materials - 5.2%
Chemicals - 3.0%
Huntsman Corp.	298,195	6,691,496
Methanex Corp.	90,747	5,035,551

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Platform Specialty Products Corp. (I)	456,269	$11,940,559
Praxair, Inc.	99,483	12,222,481
The Dow Chemical Company	95,516	4,973,518
The Sherwin-Williams Company	11,222	3,233,956
UPL, Ltd.	417,590	3,483,967
Wacker Chemie AG	46,865	5,093,645
		52,675,173
Construction materials - 0.2%
Martin Marietta Materials, Inc.	17,912	2,669,067
Vulcan Materials Company	10,352	930,955
		3,600,022
Containers and packaging - 0.9%
Ball Corp.	57,293	4,067,230
Packaging Corp. of America	38,912	2,691,932
Silgan Holdings, Inc.	68,085	3,699,739
Smurfit Kappa Group PLC	180,423	5,312,769
		15,771,670
Metals and mining - 0.1%
Rio Tinto PLC, ADR (L)	41,354	1,810,065
Paper and forest products - 1.0%
Louisiana-Pacific Corp. (I)	405,910	7,342,912
Norbord, Inc. (L)	512,030	10,931,486
		18,274,398
		92,131,328
Telecommunication services - 0.5%
Diversified telecommunication services - 0.4%
Verizon Communications, Inc.	142,945	7,067,201
Wireless telecommunication services - 0.1%
SoftBank Corp.	28,365	1,688,484
		8,755,685
Utilities - 1.1%
Electric utilities - 0.7%
Duke Energy Corp.	149,082	11,289,980
Empresa Distribuidora y Comercializadora
Norte, ADR (I)	28,930	421,510
Pampa Energia SA, ADR (I)	22,090	313,236
		12,024,726
Gas utilities - 0.2%
UGI Corp.	107,329	4,014,105
Independent power and renewable electricity producers - 0.2%
China Longyuan Power Group Corp., H Shares	2,057,415	2,535,495
		18,574,326
TOTAL COMMON STOCKS (Cost $1,519,459,254)		$1,694,597,684

PREFERRED SECURITIES - 1.7%
Consumer discretionary - 0.0%
Jand, Inc., Series D (I)(R)	18,218	209,239
The Honest Company, Inc. (I)(R)	19,437	485,536
		694,775
Financials - 0.2%
Forward Venture (I)(R)	32,560	1,301,391
Redfin Corp. (I)(R)	178,309	588,010
WeWork Companies, Inc., Series D1 (I)(R)	29,527	491,659
WeWork Companies, Inc., Series D2 (I)(R)	23,200	386,307
		2,767,367
28

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care - 0.0%
ConforMIS, Inc. (I)(R)	58,961	$471,688
Industrials - 0.1%
Lithium Technology Corp. (I)(R)	289,885	1,412,899
Information technology - 1.4%
Birst, Inc.,Series F (I)(R)	108,745	635,169
Cloudera, Inc., Series F (I)(R)	28,981	896,093
DocuSign, Inc., Series B (I)(R)	1,637	31,255
DocuSign, Inc., Series B1 (I)(R)	491	9,375
DocuSign, Inc., Series D (I)(R)	1,177	22,473
DocuSign, Inc., Series E (I)(R)	30,429	580,984
DocuSign, Inc., Series F (I)(R)	4,919	93,919
DraftKings, Inc. (I)(R)	178,010	766,867
Dropbox, Inc., Series C (I)(R)	20,535	364,907
Essence Group Holdings Corp. (I)(R)	381,964	763,928
Lookout, Inc., Series F (I)(R)	51,118	586,835
MarkLogic Corp., Series F (I)(R)	74,146	861,146
Nutanix, Inc. (I)(R)	70,054	1,249,763
Pinterest, Inc., Series G (I)(R)	78,022	2,800,636
Pure Storage, Inc., Series F (I)(R)	119,359	2,169,947
Uber Technologies, Inc. (I)(R)	277,136	10,985,278
Veracode, Inc. (I)(R)	40,760	1,221,577
Zuora, Inc., Series F (I)(R)	237,163	901,053
		24,941,205
TOTAL PREFERRED SECURITIES (Cost $21,024,458)		$30,287,934

WARRANTS - 0.1%
Moscow Exchange MICEX (Counterparty:
Deutsche Bank AG; Expiration Date:
04/18/2023; Strike Price: RUB 0.00) (I)(S)	985,510	1,355,273
TOTAL WARRANTS (Cost $1,592,812)		$1,355,273

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	6,146,125	61,493,211
TOTAL SECURITIES LENDING COLLATERAL (Cost $61,492,994)		$61,493,211

SHORT-TERM INVESTMENTS - 1.1%
Repurchase agreement - 1.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 05/29/2015 at 0.120% to be repurchased at $18,700,187 on 06/01/2015 collateralized by $32,936,000 Federal Home Loan Mortgage Corp. PO, due 03/15/2031 (valued at $19,074,226, including interest)	$18,700,000	$18,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,700,000)		$18,700,000
Total Investments (Alpha Opportunities Fund) (Cost $1,622,269,518) - 102.8%		$1,806,434,102
Other assets and liabilities, net - (2.8%)		(48,859,129)
TOTAL NET ASSETS - 100.0%		$1,757,574,973

Asia Pacific Total Return Bond Fund

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 33.1%
Australia - 1.0%
Queensland Treasury Corp.
7.125%, 09/18/2017	NZD	5,565,000	$4,255,921
Canada - 0.6%
Province of British Columbia
2.850%, 11/13/2016	CNY	18,000,000	2,885,479
China - 8.4%
Republic of China
1.940%, 08/18/2018		23,500,000	3,677,387
1.400%, 08/18/2016		52,000,000	8,240,562
2.560%, 06/29/2017		26,000,000	4,166,544
2.480%, 12/01/2020		31,000,000	4,833,988
2.600%, 11/22/2016		25,000,000	4,013,580
The Export-Import Bank of China
3.250%, 01/21/2017		23,000,000	3,689,115
3.650%, 05/14/2019		20,000,000	3,215,265
3.000%, 05/14/2016		30,000,000	4,815,918
			36,652,359
Indonesia - 4.9%
Republic of Indonesia
8.375%, 03/15/2024	IDR	168,000,000,000	12,779,794
9.500%, 07/15/2031		26,000,000,000	2,156,246
5.625%, 05/15/2023		36,000,000,000	2,322,142
7.000%, 05/15/2027		24,000,000,000	1,637,931
8.250%, 06/15/2032		35,000,000,000	2,603,032
			21,499,145
Malaysia - 3.6%
Government of Malaysia
3.580%, 09/28/2018	MYR	10,000,000	2,728,737
3.314%, 10/31/2017		6,000,000	1,636,028
4.048%, 09/30/2021		15,000,000	4,127,889
4.262%, 09/15/2016		7,000,000	1,937,108
4.392%, 04/15/2026		8,000,000	2,241,848
3.418%, 08/15/2022		12,000,000	3,167,921
			15,839,531
New Zealand - 1.6%
Dominion of New Zealand
5.500%, 04/15/2023	NZD	4,100,000	3,327,778
5.000%, 03/15/2019		1,900,000	1,438,456
6.000%, 12/15/2017		2,940,000	2,234,895
			7,001,129
Philippines - 2.3%
Republic of the Philippines
4.950%, 01/15/2021	PHP	76,000,000	1,810,295
7.750%, 08/23/2017		57,000,000	1,430,073
7.000%, 01/27/2016		79,800,000	1,841,127
3.900%, 11/26/2022		231,000,000	5,191,477
			10,272,972
South Korea - 9.1%
Export-Import Bank of Korea
8.400%, 07/06/2016	IDR	24,000,000,000	1,791,379
7.000%, 06/27/2017	INR	100,000,000	1,561,075
8.000%, 05/15/2018	IDR	50,000,000,000	3,695,743
Republic of Korea
3.500%, 09/10/2016	KRW	4,000,000,000	3,688,334
2.750%, 06/10/2017		16,000,000,000	14,770,226
5.000%, 06/10/2020		1,000,000,000	1,032,392
4.000%, 03/10/2016		7,700,000,000	7,069,229

29

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
South Korea (continued)
Republic of Korea (continued)
5.750%, 09/10/2018	KRW	6,000,000,000	$6,087,987
			39,696,365
Thailand - 0.8%
Kingdom of Thailand
1.200%, 07/14/2021	THB	127,471,200	3,641,315
Vietnam - 0.8%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$3,000,000	3,345,000
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $158,428,269)			$145,089,216

CORPORATE BONDS - 60.9%
Australia - 2.8%
Australia & New Zealand Banking
Group, Ltd.
3.450%, 08/08/2022 (P)		4,000,000	4,108,488
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	2,000,901
Fmg Resources August 2006 Pty, Ltd.
8.250%, 11/01/2019		$4,400,000	4,031,500
Sgsp Australia Assets Pty, Ltd.
6.250%, 02/21/2017	AUD	2,000,000	1,606,780
Telstra Corp., Ltd.
4.000%, 11/15/2017		520,000	409,824
			12,157,493
Cayman Islands - 5.6%
Champion MTN, Ltd.
3.750%, 01/17/2023		$4,188,000	4,025,845
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	3,984,344
Hutchison Whampoa International 10, Ltd.
6.000%, 10/28/2015 (P)(Q)		6,000,000	6,106,500
Sino MTN, Ltd
3.250%, 09/21/2017		6,000,000	6,135,588
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,310,452
			24,562,729
China - 5.0%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		2,000,000	2,022,500
China Cinda Finance 2015 I, Ltd.
3.125%, 04/23/2020 (S)		1,500,000	1,479,299
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,130,752
China Shanshui Cement Group, Ltd.
7.500%, 03/10/2020		1,400,000	1,354,500
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		2,000,000	2,005,000
Geely Automobile Holdings, Ltd.
5.250%, 10/06/2019 (S)		2,700,000	2,794,500
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		2,000,000	2,080,000
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,895,004
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		1,332,000	1,374,491

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
China (continued)
Wanda Properties International
Company, Ltd.
7.250%, 01/29/2024		$2,000,000	$2,226,362
Want Want China Finance, Ltd.
1.875%, 05/14/2018 (S)		1,200,000	1,186,723
West China Cement, Ltd.
6.500%, 09/11/2019		1,500,000	1,503,213
			22,052,344
Germany - 0.7%
KFW
6.000%, 03/28/2017	AUD	4,000,000	3,263,133
Hong Kong - 7.1%
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018		$1,000,000	1,022,612
5.250%, 04/25/2018 (S)		1,300,000	1,329,396
FPT Finance, Ltd.
6.375%, 09/28/2020		3,000,000	3,322,500
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,075,000
Henson Finance, Ltd.
5.500%, 09/17/2019		3,519,000	3,849,223
HKCG Finance, Ltd.
1.400%, 04/11/2016	CNY	1,000,000	157,969
HLP Finance, Ltd
4.750%, 06/25/2022		$4,000,000	4,201,652
MCE Finance, Ltd.
5.000%, 02/15/2021		1,400,000	1,349,250
Shimao Property Holdings, Ltd.
6.625%, 01/14/2020		2,300,000	2,323,000
Texhong Textile Group, Ltd.
7.625%, 01/19/2016		2,000,000	2,040,000
The Bank of East Asia, Ltd.
4.250%, 09/13/2022 (P)	SGD	2,750,000	2,087,552
The Hong Kong Mortgage Corp., Ltd.
3.280%, 02/22/2017 (P)	AUD	2,000,000	1,544,330
Wharf Finance No. 1, Ltd.
4.000%, 03/27/2018	CNY	21,560,000	3,453,382
Wharf Finance, Ltd.
6.125%, 11/06/2017		$2,000,000	2,185,246
			30,941,112
India - 1.2%
Reliance Industries, Ltd.
4.875%, 02/10/2045 (S)		3,000,000	2,817,330
Vedanta Resources PLC
6.000%, 01/31/2019		1,000,000	935,000
9.500%, 07/18/2018		1,400,000	1,461,250
			5,213,580
Indonesia - 4.4%
MPM Global Pte, Ltd.
6.750%, 09/19/2019		1,700,000	1,664,825
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (S)		1,500,000	1,443,750
Pelabuhan Indonesia III PT
4.875%, 10/01/2024 (S)		900,000	915,750
Pertamina Persero PT
6.450%, 05/30/2044		3,500,000	3,613,750
4.875%, 05/03/2022		4,000,000	4,125,000
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024		2,000,000	2,065,000
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,310,000
30

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Indonesia (continued)
Star Energy Geothermal Wayang Windu, Ltd.
6.125%, 03/27/2020		$1,000,000	$992,500
			19,130,575
Luxembourg - 0.1%
European Investment Bank
6.125%, 01/23/2017	AUD	500,000	406,230
Malaysia - 5.3%
IOI Investment L Bhd
4.375%, 06/27/2022		$4,915,000	5,039,005
Malayan Banking Bhd
3.800%, 04/28/2021 (P)	SGD	5,250,000	3,943,096
3.250%, 09/20/2022 (P)		$4,000,000	4,038,820
Petroliam Nasional Bhd
4.500%, 03/18/2045 (S)		4,000,000	4,060,020
SSG Resources, Ltd.
4.250%, 10/04/2022		6,000,000	6,168,048
			23,248,989
Netherlands - 3.2%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		3,600,000	3,884,684
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		2,000,000	1,350,000
6.375%, 01/24/2023		2,000,000	1,350,000
Indosat Palapa Company BV
7.375%, 07/29/2020		1,700,000	1,763,750
Listrindo Capital BV
6.950%, 02/21/2019		3,000,000	3,142,500
Majapahit Holding BV
8.000%, 08/07/2019		2,000,000	2,332,600
			13,823,534
Philippines - 2.6%
Asian Development Bank
6.350%, 08/17/2016	INR	210,000,000	3,272,076
2.850%, 10/21/2020	CNY	20,000,000	3,154,330
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	912,881
Power Sector Assets & Liabilities Management Corp.
7.250%, 05/27/2019		$3,500,000	4,165,000
			11,504,287
Singapore - 7.5%
Alam Synergy Pte, Ltd.
9.000%, 01/29/2019 (S)		2,000,000	2,087,500
6.950%, 03/27/2020 (S)		800,000	788,000
9.000%, 01/29/2019		1,000,000	1,043,750
DBS Bank, Ltd.
3.625%, 09/21/2022 (P)		4,485,000	4,639,441
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,330,974
Mapletree Treasury Services, Ltd.
5.125%, 07/25/2017 (P)(Q)	SGD	3,250,000	2,471,796
Oversea-Chinese Banking Corp., Ltd.
3.150%, 03/11/2023 (P)		$2,000,000	2,033,844
Singapore Post, Ltd.
4.250%, 03/02/2022 (P)(Q)	SGD	5,000,000	3,897,656
TBG Global Pte, Ltd.
4.625%, 04/03/2018 (S)		$1,800,000	1,809,000
4.625%, 04/03/2018		1,000,000	1,005,000

Asia Pacific Total Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Singapore (continued)
United Overseas Bank, Ltd.
2.875%, 10/17/2022 (P)		$5,000,000	$5,081,600
3.150%, 07/11/2022 (P)	SGD	5,000,000	3,754,169
			32,942,730
Thailand - 2.7%
PTT Global Chemical PCL
4.250%, 09/19/2022		$4,000,000	4,178,912
Pttep Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,056,820
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	4,093,003
4.875%, 01/23/2043		2,700,000	2,583,860
			11,912,595
United Kingdom - 0.8%
Bank Negara Indonesia Persero Tbk PT
4.125%, 04/27/2017		2,000,000	2,067,600
European Bank for Reconstruction & Development
6.000%, 03/03/2016	INR	85,000,000	1,325,450
			3,393,050
United States - 9.3%
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025		$4,000,000	3,959,232
Inter-American Development Bank
5.000%, 07/24/2015	INR	250,000,000	3,904,057
4.500%, 02/04/2016	IDR	60,000,000,000	4,397,913
International Bank for Reconstruction & Development
6.000%, 12/20/2016	INR	495,000,000	7,719,322
International Finance Corp.
3.100%, 09/24/2019	CNY	20,000,000	3,210,867
7.750%, 12/03/2016	INR	265,000,000	4,190,383
1.800%, 01/27/2016	CNY	22,750,000	3,623,399
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,590,357
7.375%, 02/22/2018		2,250,000	1,892,602
Reliance Holding USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,865,635
Theta Capital Pte, Ltd.
7.000%, 05/16/2019		2,500,000	2,595,618
			40,949,385
Virgin Islands - 2.6%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	2,977,998
COSL Finance BVI, Ltd.
3.250%, 09/06/2022		4,000,000	3,869,488
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018		2,000,000	2,077,656
Wiseyear Holdings, Ltd.
5.875%, 04/06/2021		2,000,000	2,233,422
			11,158,564
TOTAL CORPORATE BONDS (Cost $276,808,343)			$266,660,330
Total Investments (Asia Pacific Total Return Bond Fund) (Cost $435,236,612) - 94.0%			$411,749,546
Other assets and liabilities, net - 6.0%			26,403,192
TOTAL NET ASSETS - 100.0%			$438,152,738
31

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 99.5%
Consumer discretionary - 28.9%
Automobiles - 1.5%
Tesla Motors, Inc. (I)(L)	134,742	$33,793,291
Hotels, restaurants and leisure - 4.5%
Chipotle Mexican Grill, Inc. (I)	34,959	21,517,964
Marriott International, Inc., Class A	447,912	34,932,657
Starbucks Corp.	878,558	45,649,874
		102,100,495
Internet and catalog retail - 9.2%
Amazon.com, Inc. (I)	180,615	77,525,376
JD.com, Inc., ADR (I)	683,045	23,004,956
Netflix, Inc. (I)	80,686	50,352,905
The Priceline Group, Inc. (I)	32,153	37,684,602
TripAdvisor, Inc. (I)	131,649	10,039,553
Vipshop Holdings, Ltd., ADR (I)	352,194	8,794,284
		207,401,676
Media - 3.2%
The Walt Disney Company	447,400	49,379,538
Time Warner, Inc.	270,488	22,850,826
		72,230,364
Multiline retail - 0.9%
Dollar General Corp.	269,230	19,543,406
Specialty retail - 4.8%
Inditex SA	1,208,473	40,009,885
O’Reilly Automotive, Inc. (I)	131,654	28,902,003
The TJX Companies, Inc.	347,063	22,343,916
Tiffany & Company	192,400	18,033,652
		109,289,456
Textiles, apparel and luxury goods - 4.8%
Luxottica Group SpA	386,214	26,083,186
NIKE, Inc., Class B	546,019	55,513,752
Under Armour, Inc., Class A (I)	353,737	27,736,518
		109,333,456
		653,692,144
Consumer staples - 3.1%
Beverages - 0.5%
Monster Beverage Corp. (I)	83,907	10,679,683
Food and staples retailing - 2.6%
Costco Wholesale Corp.	246,265	35,114,926
The Kroger Company	322,299	23,463,367
		58,578,293
		69,257,976
Energy - 3.2%
Energy equipment and services - 1.1%
Schlumberger, Ltd.	260,288	23,626,342
Oil, gas and consumable fuels - 2.1%
Concho Resources, Inc. (I)	226,715	27,273,815
EOG Resources, Inc.	235,781	20,911,417
		48,185,232
		71,811,574
Financials - 3.2%
Capital markets - 1.1%
Morgan Stanley	642,835	24,556,297
Diversified financial services - 1.0%
McGraw-Hill Financial, Inc.	230,764	23,941,765

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts - 1.1%
American Tower Corp.	269,907	$25,044,671
		73,542,733
Health care - 20.4%
Biotechnology - 8.8%
Alexion Pharmaceuticals, Inc. (I)	157,144	25,746,473
Biogen, Inc. (I)	140,692	55,853,317
Celgene Corp. (I)	313,623	35,891,016
Gilead Sciences, Inc. (I)	278,920	31,314,348
Incyte Corp. (I)	73,621	8,109,353
Regeneron Pharmaceuticals, Inc. (I)	44,813	22,969,351
Vertex Pharmaceuticals, Inc. (I)	143,346	18,389,858
		198,273,716
Health care equipment and supplies - 1.7%
Abbott Laboratories	792,443	38,512,730
Life sciences tools and services - 1.7%
Illumina, Inc. (I)	187,378	38,614,858
Pharmaceuticals - 8.2%
Actavis PLC (I)	167,138	51,279,610
Bristol-Myers Squibb Company	760,882	49,152,977
Novo Nordisk A/S, ADR	720,981	40,721,007
Shire PLC, ADR	166,439	43,299,106
		184,452,700
		459,854,004
Industrials - 3.4%
Aerospace and defense - 1.7%
The Boeing Company	278,564	39,143,813
Road and rail - 1.7%
Canadian Pacific Railway, Ltd.	135,425	22,305,852
Union Pacific Corp.	152,600	15,398,866
		37,704,718
		76,848,531
Information technology - 35.1%
Internet software and services - 11.4%
Alibaba Group Holding, Ltd., ADR (I)	263,823	23,564,670
Facebook, Inc., Class A (I)	968,081	76,662,334
Google, Inc., Class A (I)	59,013	32,180,969
Google, Inc., Class C (I)	62,842	33,438,857
LendingClub Corp. (I)(L)	107,192	2,059,158
LinkedIn Corp., Class A (I)	185,573	36,173,745
Tencent Holdings, Ltd.	1,958,163	39,051,468
Twitter, Inc. (I)	355,050	13,019,684
		256,150,885
IT services - 7.2%
FleetCor Technologies, Inc. (I)	182,007	27,690,545
MasterCard, Inc., Class A	836,083	77,137,018
Visa, Inc., Class A	845,646	58,078,967
		162,906,530
Semiconductors and semiconductor equipment - 2.1%
ARM Holdings PLC, ADR	481,132	25,629,902
NXP Semiconductors NV (I)	201,344	22,600,864
		48,230,766
Software - 8.5%
Adobe Systems, Inc. (I)	491,757	38,893,061
FireEye, Inc. (I)(L)	294,607	13,719,848
Red Hat, Inc. (I)	434,795	33,596,610
Salesforce.com, Inc. (I)	607,472	44,193,588
32

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Splunk, Inc. (I)	349,380	$23,625,076
VMware, Inc., Class A (I)	168,224	14,689,320
Workday, Inc., Class A (I)	278,405	21,971,723
		190,689,226
Technology hardware, storage and peripherals - 5.9%
Apple, Inc.	1,028,873	134,041,574
		792,018,981
Materials - 2.2%
Chemicals - 2.2%
Monsanto Company	275,723	32,254,077
The Sherwin-Williams Company	64,149	18,486,459
		50,740,536
		50,740,536
TOTAL COMMON STOCKS (Cost $1,168,608,013)		$2,247,766,479

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	3,709,001	37,109,293
TOTAL SECURITIES LENDING
COLLATERAL (Cost $37,108,895)		$37,109,293
Total Investments (Capital Appreciation Fund)
(Cost $1,205,716,908) - 101.1%		$2,284,875,772
Other assets and liabilities, net - (1.1%)		(25,962,937)
TOTAL NET ASSETS - 100.0%		$2,258,912,835

Capital Appreciation Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 61.0%
Consumer discretionary - 6.7%
Auto components - 1.3%
Johnson Controls, Inc.	559,400	$29,099,978
Media - 1.8%
Comcast Corp., Class A	89,700	5,243,862
Liberty Global PLC, Series A (I)	89,500	5,148,935
Liberty Global PLC, Series C (I)	387,700	20,838,875
Time Warner Cable, Inc.	46,800	8,465,652
		39,697,324
Specialty retail - 3.6%
AutoZone, Inc. (I)	87,900	59,211,198
Lowe’s Companies, Inc.	256,100	17,921,878
O’Reilly Automotive, Inc. (I)	11,300	2,480,689
		79,613,765
		148,411,067
Consumer staples - 5.0%
Beverages - 1.1%
PepsiCo, Inc.	206,500	19,912,795
SABMiller PLC	63,290	3,389,072
		23,301,867
Food and staples retailing - 0.9%
CVS Health Corp.	195,000	19,964,100

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products - 2.2%
General Mills, Inc.	313,300	$17,591,795
Kraft Foods Group, Inc.	63,100	5,328,795
Mondelez International, Inc., Class A	616,900	25,656,871
		48,577,461
Tobacco - 0.8%
Altria Group, Inc.	151,200	7,741,440
Philip Morris International, Inc.	128,700	10,691,109
		18,432,549
		110,275,977
Energy - 2.0%
Oil, gas and consumable fuels - 2.0%
Canadian Natural Resources, Ltd.	1,283,900	39,595,476
Range Resources Corp.	96,571	5,350,999
		44,946,475
Financials - 9.2%
Capital markets - 3.4%
Affiliated Managers Group, Inc. (I)	45,500	10,176,530
The Bank of New York Mellon Corp.	1,523,900	66,076,304
		76,252,834
Insurance - 3.7%
Marsh & McLennan Companies, Inc.	1,415,400	82,418,742
Real estate investment trusts - 2.1%
American Tower Corp.	270,500	25,099,695
Crown Castle International Corp.	61,800	5,039,790
Iron Mountain, Inc.	444,336	16,204,934
		46,344,419
		205,015,995
Health care - 15.1%
Health care equipment and supplies - 3.0%
Abbott Laboratories	538,100	26,151,660
Becton, Dickinson and Company	294,404	41,366,706
		67,518,366
Health care providers and services - 2.2%
Cigna Corp.	182,500	25,701,475
Henry Schein, Inc. (I)	22,400	3,173,408
UnitedHealth Group, Inc.	156,400	18,800,844
		47,675,727
Life sciences tools and services - 3.9%
Agilent Technologies, Inc.	279,800	11,524,962
PerkinElmer, Inc.	291,600	15,376,068
Thermo Fisher Scientific, Inc.	461,000	59,759,430
		86,660,460
Pharmaceuticals - 6.0%
Actavis PLC (I)	165,892	50,897,325
Eli Lilly & Company	380,000	29,982,000
Pfizer, Inc.	829,501	28,825,160
Zoetis, Inc.	476,193	23,700,126
		133,404,611
		335,259,164
Industrials - 11.1%
Aerospace and defense - 1.0%
The Boeing Company	97,400	13,686,648
United Technologies Corp.	67,800	7,944,126
		21,630,774
33

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies - 1.4%
Tyco International, Ltd.	784,400	$31,658,384
Electrical equipment - 1.7%
AMETEK, Inc.	574,200	30,868,992
Sensata Technologies Holding NV (I)	119,100	6,561,219
		37,430,211
Industrial conglomerates - 5.5%
Danaher Corp.	1,188,400	102,582,688
Roper Industries, Inc.	118,300	20,697,768
		123,280,456
Machinery - 1.2%
IDEX Corp.	180,800	13,968,608
Pentair PLC	188,600	12,076,058
		26,044,666
Professional services - 0.3%
IHS, Inc., Class A (I)	47,900	5,910,860
		245,955,351
Information technology - 8.0%
Internet software and services - 1.1%
eBay, Inc. (I)	113,000	6,933,680
Google, Inc., Class A (D)(I)	6,500	3,544,580
Google, Inc., Class C (D)(I)	27,575	14,672,933
		25,151,193
IT services - 5.0%
Fidelity National Information Services, Inc.	290,300	18,201,810
Fiserv, Inc. (I)	769,200	61,651,380
Visa, Inc., Class A (D)	458,500	31,489,780
		111,342,970
Semiconductors and semiconductor equipment - 0.4%
Texas Instruments, Inc.	134,400	7,515,648
Software - 1.5%
Microsoft Corp.	589,400	27,619,284
SS&C Technologies Holdings, Inc.	96,400	5,680,852
		33,300,136
		177,309,947
Materials - 0.7%
Chemicals - 0.7%
Cytec Industries, Inc.	279,500	16,906,955
Telecommunication services - 0.3%
Wireless telecommunication services - 0.3%
SBA Communications Corp., Class A (I)	68,200	7,625,442
Utilities - 2.9%
Electric utilities - 0.9%
FirstEnergy Corp.	561,800	20,045,024
Multi-utilities - 2.0%
PG&E Corp.	819,719	43,830,375
		63,875,399
TOTAL COMMON STOCKS (Cost $1,109,184,498)		$1,355,581,772

PREFERRED SECURITIES - 2.7%
Financials - 0.8%
American Tower Corp., 5.500%	123,815	12,517,697
State Street Corp., 6.000%	60,000	1,508,400
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	2,020,500

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	$1,767,600
		17,814,197
Health care - 1.4%
Actavis PLC, 5.500%	28,459	30,165,686
Telecommunication services - 0.3%
T-Mobile US, Inc., 5.500%	110,278	7,583,818
Utilities - 0.2%
SCE Trust I, 5.625%	60,000	1,506,600
SCE Trust II, 5.100%	9,890	241,316
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	108,739	2,970,749
		4,718,665
TOTAL PREFERRED SECURITIES (Cost $55,934,714)		$60,282,366

CORPORATE BONDS - 21.6%
Consumer discretionary - 4.9%
Amazon.com, Inc.
2.600%, 12/05/2019	$2,870,000	$2,920,478
3.800%, 12/05/2024	1,430,000	1,470,214
American Honda Finance Corp.
0.950%, 05/05/2017	1,325,000	1,325,445
AutoZone, Inc.
2.500%, 04/15/2021	900,000	894,117
Cablevision Systems Corp.
7.750%, 04/15/2018	1,350,000	1,479,938
CCO Holdings LLC
7.375%, 06/01/2020	2,925,000	3,115,125
Cedar Fair LP
5.250%, 03/15/2021	850,000	888,250
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (S)	2,625,000	2,677,500
DISH DBS Corp.
4.625%, 07/15/2017	425,000	441,469
7.125%, 02/01/2016	5,000,000	5,178,125
Ford Motor Credit Company LLC
0.784%, 09/08/2017 (P)	2,925,000	2,906,701
0.834%, 12/06/2017 (P)	4,225,000	4,194,728
0.899%, 03/27/2017 (P)	7,975,000	7,974,936
1.214%, 01/09/2018 (P)	2,250,000	2,260,901
1.461%, 03/27/2017	6,710,000	6,709,215
1.529%, 05/09/2016 (P)	2,955,000	2,972,822
1.724%, 12/06/2017	1,425,000	1,421,929
2.145%, 01/09/2018	2,035,000	2,055,324
2.375%, 03/12/2019	2,900,000	2,921,831
2.597%, 11/04/2019	3,075,000	3,088,552
4.250%, 02/03/2017	1,110,000	1,159,998
5.000%, 05/15/2018	1,490,000	1,614,513
6.625%, 08/15/2017	1,225,000	1,352,388
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)	450,000	452,250
Hanesbrands, Inc.
6.375%, 12/15/2020	2,075,000	2,196,906
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	5,350,000	5,637,563
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	4,725,000	5,181,438
6.625%, 04/01/2021	375,000	423,750
6.900%, 07/15/2017	650,000	713,375
7.000%, 05/01/2020	650,000	744,250
8.500%, 06/15/2019	650,000	780,813
34

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lamar Media Corp.
5.000%, 05/01/2023	$1,250,000	$1,268,750
5.875%, 02/01/2022	675,000	711,281
Levi Strauss & Company
6.875%, 05/01/2022	1,425,000	1,553,250
Penske Automotive Group, Inc.
5.375%, 12/01/2024	950,000	980,875
Unitymedia GmbH
6.125%, 01/15/2025 (S)	2,825,000	2,923,875
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	2,750,000	2,835,938
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	1,550,000	1,553,875
6.750%, 09/15/2022 (S)	10,414,000	11,273,155
8.500%, 05/15/2021 (S)	3,275,000	3,491,969
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)	725,000	725,906
5.375%, 04/15/2021 (S)	2,092,500	2,191,894
6.000%, 04/15/2021 (S)	855,000	1,374,186
		108,039,798
Consumer staples - 1.1%
B&G Foods, Inc.
4.625%, 06/01/2021	1,100,000	1,098,625
HJ Heinz Company
4.250%, 10/15/2020	2,975,000	3,045,656
PepsiCo, Inc.
1.250%, 04/30/2018	620,000	619,644
Rite Aid Corp.
8.000%, 08/15/2020	15,900,000	16,682,280
9.250%, 03/15/2020	3,310,000	3,631,070
		25,077,275
Energy - 7.6%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018	710,000	705,489
Chesapeake Energy Corp.
3.250%, 03/15/2016	2,700,000	2,696,625
3.525%, 04/15/2019 (P)	1,550,000	1,503,500
Chevron Corp.
0.384%, 02/22/2017 (P)	5,900,000	5,902,024
0.432%, 03/02/2018 (P)	5,900,000	5,901,611
1.365%, 03/02/2018	2,760,000	2,767,035
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	8,300,000	8,424,500
6.500%, 01/15/2022	650,000	682,500
7.000%, 01/15/2021	8,675,000	9,152,125
Diamondback Energy, Inc.
7.625%, 10/01/2021	1,550,000	1,666,250
Energy Transfer Partners LP
4.150%, 10/01/2020	1,400,000	1,459,024
4.900%, 02/01/2024	1,800,000	1,888,758
EQT Corp.
4.875%, 11/15/2021	8,885,000	9,452,378
6.500%, 04/01/2018	1,165,000	1,293,075
8.125%, 06/01/2019	2,791,000	3,323,847
Exxon Mobil Corp.
0.313%, 03/01/2018 (P)	11,250,000	11,246,906
MarkWest Energy Partners LP
4.500%, 07/15/2023	11,500,000	11,356,250
4.875%, 12/01/2024	2,425,000	2,449,250
5.500%, 02/15/2023	7,430,000	7,727,200
6.250%, 06/15/2022	5,618,000	6,245,531
6.750%, 11/01/2020	4,450,000	4,709,435

 Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ONEOK Partners LP
2.000%, 10/01/2017	$1,120,000	$1,120,185
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	27,750,000	27,687,375
5.750%, 06/01/2021	8,845,000	9,176,688
6.750%, 08/01/2020	6,275,000	6,526,000
Shell International Finance BV
0.729%, 05/11/2020 (P)	3,960,000	3,977,222
SM Energy Company
6.500%, 11/15/2021 to 01/01/2023	3,100,000	3,232,750
Targa Resources Partners LP
4.125%, 11/15/2019 (S)	900,000	900,000
4.250%, 11/15/2023	2,425,000	2,334,063
5.000%, 01/15/2018 (S)	3,950,000	4,078,375
5.250%, 05/01/2023	2,200,000	2,233,000
6.875%, 02/01/2021	4,175,000	4,373,313
WPX Energy, Inc.
5.250%, 01/15/2017	1,600,000	1,640,000
		167,832,284
Financials - 1.5%
American Tower Corp.
3.500%, 01/31/2023	350,000	344,717
5.000%, 02/15/2024	580,000	621,879
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	1,780,000	1,796,100
3.500%, 02/01/2025	1,860,000	1,879,604
CBRE Services, Inc.
5.000%, 03/15/2023	525,000	540,750
Crown Castle International Corp.
4.875%, 04/15/2022	2,475,000	2,567,813
5.250%, 01/15/2023	2,150,000	2,266,638
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,365,839
Iron Mountain, Inc.
7.750%, 10/01/2019	775,000	818,594
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month LIBOR + 3.800%)
05/01/2020 (Q)	5,040,000	5,052,096
KFW
0.500%, 04/19/2016	4,762,000	4,767,000
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	812,107
National Rural Utilities Cooperative
Finance Corp.
0.950%, 04/24/2017	715,000	714,568
Regions Bank
7.500%, 05/15/2018	15,000	17,300
State Street Corp. (5.250% to 09/15/2020, then
3 month LIBOR + 3.597%)
09/15/2020 (Q)	2,650,000	2,679,813
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	87,208
The Bank of New York Mellon Corp. (4.950%
to 06/20/2020, then 3 month
LIBOR + 3.420%)
06/20/2020 (Q)	2,050,000	2,050,000
Toyota Motor Credit Corp.
0.638%, 03/12/2020 (P)	5,550,000	5,568,265
		33,950,291
Health care - 2.1%
Becton, Dickinson and Company
1.800%, 12/15/2017	1,785,000	1,797,272
35

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Becton, Dickinson and Company (continued)
2.675%, 12/15/2019	$1,500,000	$1,522,730
Community Health Systems, Inc.
5.125%, 08/15/2018	993,000	1,021,549
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025	2,575,000	2,552,469
5.125%, 07/15/2024	10,135,000	10,242,684
5.750%, 08/15/2022	8,790,000	9,350,363
Eli Lilly & Company
1.250%, 03/01/2018	1,330,000	1,332,140
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	2,350,000	2,555,625
5.875%, 01/31/2022 (S)	1,375,000	1,491,875
HCA, Inc.
8.000%, 10/01/2018	650,000	757,250
Johnson & Johnson
1.125%, 11/21/2017	955,000	958,314
3.375%, 12/05/2023	765,000	807,109
Medtronic, Inc.
1.500%, 03/15/2018 (S)	1,330,000	1,332,519
2.500%, 03/15/2020 (S)	1,995,000	2,022,379
Merck & Company, Inc.
0.404%, 02/10/2017 (P)	1,785,000	1,785,627
0.654%, 02/10/2020 (P)	2,380,000	2,391,388
Novartis Capital Corp.
3.400%, 05/06/2024	600,000	624,011
Omnicare, Inc.
5.000%, 12/01/2024	1,050,000	1,161,563
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)	2,145,000	2,194,307
UnitedHealth Group, Inc.
1.400%, 12/15/2017	1,070,000	1,076,332
WellCare Health Plans, Inc.
5.750%, 11/15/2020	325,000	341,859
		47,319,365
Industrials - 1.2%
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	150,000	165,938
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	1,595,000	1,596,349
1.250%, 11/06/2017	1,700,000	1,705,991
2.250%, 12/01/2019	810,000	822,830
CNH Industrial Capital LLC
3.250%, 02/01/2017	1,456,000	1,459,640
3.625%, 04/15/2018	4,225,000	4,230,281
3.875%, 11/01/2015	775,000	779,844
6.250%, 11/01/2016	2,325,000	2,441,250
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,286,531	1,379,805
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	299,140	346,255
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,627,320	1,696,482
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	346,823	371,101
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	99,168	107,350

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
IMS Health, Inc.
6.000%, 11/01/2020 (S)	$450,000	$468,000
International Lease Finance Corp.
2.221%, 06/15/2016 (P)	1,620,000	1,620,000
John Deere Capital Corp.
0.700%, 09/04/2015	2,335,000	2,337,760
Moog, Inc.
5.250%, 12/01/2022 (S)	550,000	566,500
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	74,176	83,263
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	262,648	278,407
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	327,558	352,125
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	1,429,006	1,471,876
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	439,942	457,540
Xylem, Inc.
3.550%, 09/20/2016	1,100,000	1,131,976
4.875%, 10/01/2021	100,000	109,315
		25,979,878
Information technology - 0.7%
Amphenol Corp.
1.550%, 09/15/2017	500,000	501,539
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,594,309
Harris Corp.
1.999%, 04/27/2018	670,000	670,915
NXP BV
3.750%, 06/01/2018 (S)	5,225,000	5,329,500
5.750%, 02/15/2021 to 03/15/2023 (S)	8,025,000	8,508,875
		16,605,138
Materials - 0.2%
Cytec Industries, Inc.
3.950%, 05/01/2025	2,590,000	2,614,346
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
6.750%, 06/29/2067	550,000	620,677
Sealed Air Corp.
8.375%, 09/15/2021 (S)	200,000	225,000
		3,460,023
Telecommunication services - 2.2%
Intelsat Jackson Holdings SA
7.500%, 04/01/2021	2,300,000	2,334,500
SBA Communications Corp.
5.625%, 10/01/2019	1,375,000	1,450,625
SBA Telecommunications, Inc.
5.750%, 07/15/2020	3,350,000	3,517,500
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	2,180,000	2,498,825
T-Mobile USA, Inc.
6.542%, 04/28/2020	6,000,000	6,345,000
6.625%, 11/15/2020	3,708,000	3,884,130
Telesat Canada
6.000%, 05/15/2017 (S)	650,000	660,563
36

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
UPC Holding BV
6.375%, 09/15/2022 (S)	$1,575,000	$1,869,938
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	9,283,500	10,119,015
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	15,152,500	16,345,759
		49,025,855
Utilities - 0.1%
AmeriGas Finance LLC
6.750%, 05/20/2020	125,000	133,750
7.000%, 05/20/2022	650,000	698,750
AmeriGas Partners LP
6.250%, 08/20/2019	300,000	310,500
CMS Energy Corp.
6.550%, 07/17/2017	745,000	824,778
8.750%, 06/15/2019	345,000	428,873
Suburban Propane Partners LP
7.375%, 08/01/2021	400,000	432,248
		2,828,899
TOTAL CORPORATE BONDS (Cost $476,896,446)		$480,118,806

CONVERTIBLE BONDS - 0.1%
Consumer discretionary - 0.1%
The Priceline Group, Inc. 0.350%, 06/15/2020	1,619,000	1,828,458
TOTAL CONVERTIBLE BONDS (Cost $1,727,937)		$1,828,458

TERM LOANS (M) - 5.1%
Consumer discretionary - 0.7%
Cequel Communications LLC
3.500%, 02/14/2019	2,696,895	2,701,229
Charter Communications Operating LLC
3.000%, 07/01/2020	1,965,000	1,950,263
3.000%, 01/03/2021	803,208	797,327
Hanesbrands, Inc.
3.250%, 04/15/2022	450,000	451,688
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	2,009,868	2,012,381
Kasima LLC
3.250%, 05/17/2021	444,853	443,555
Peninsula Gaming LLC
4.250%, 11/20/2017	3,804,765	3,813,326
Univision Communications, Inc.
4.000%, 03/01/2020	174,541	174,167
Wendy’s International, Inc.
3.250%, 05/15/2019	3,045,750	3,044,227
		15,388,163
Consumer staples - 1.0%
Charger OpCo BV
3.500%, 07/23/2021	1,500,000	1,661,608
3.500%, 07/23/2021	6,125,000	6,144,141
HJ Heinz Company
3.250%, 06/05/2020	12,101,527	12,101,527
Pinnacle Foods Finance LLC
3.000%, 04/29/2020	985,000	981,306
3.000%, 04/29/2020	1,948,026	1,941,025
		22,829,607
Health care - 0.8%
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021	4,839,031	4,849,111

Capital Appreciation Value Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Health care (continued)
HCA, Inc.
2.646%, 02/02/2016	$1,320,550	$1,318,074
2.935%, 03/31/2017	12,358,759	12,354,125
		18,521,310
Information technology - 0.3%
First Data Corp.
3.685%, 03/24/2018	1,000,000	999,018
3.685%, 09/24/2018	250,000	249,766
Kronos, Inc.
4.500%, 10/30/2019	3,216,587	3,227,041
9.750%, 04/30/2020	2,498,041	2,574,856
		7,050,681
Telecommunication services - 2.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	31,673,120	31,546,427
Telesat Canada
3.500%, 03/28/2019	3,468,670	3,464,334
4.100%, 03/24/2017	680,625	545,934
4.250%, 03/26/2019	3,675,000	2,951,436
UPC Financing Partnership
3.250%, 06/30/2021	11,225,000	11,174,892
		49,683,023
Utilities - 0.0%
Texas Competitive Electric Holdings
Company LLC
3.750%, 05/05/2016	366,832	368,513
TOTAL TERM LOANS (Cost $114,728,007)		$113,841,297

ASSET BACKED SECURITIES - 0.4%
Ally Master Owner Trust, Series 2012-3,
Class A1 0.886%, 06/15/2017 (P)	$9,050,000	$9,051,584
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3 0.580%, 12/15/2016	328,842	328,884
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	207,220	207,231
TOTAL ASSET BACKED SECURITIES (Cost $9,586,053)		$9,587,699

SHORT-TERM INVESTMENTS - 9.1%
Money market funds - 9.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	7,130,972	7,130,972
T. Rowe Price Reserve Investment
Fund, 0.0619% (Y)	193,905,926	193,905,926
		201,036,898
TOTAL SHORT-TERM INVESTMENTS (Cost $201,036,898)		$201,036,898
Total Investments (Capital Appreciation Value Fund)
(Cost $1,969,094,553) - 100.0%		$2,222,277,296
Other assets and liabilities, net - 0.0%		580,734
TOTAL NET ASSETS - 100.0%		$2,222,858,030
37

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 59.1%
U.S. Government - 33.4%
U.S. Treasury Bonds
2.500%, 02/15/2045	$25,491,000	$23,475,631
3.000%, 11/15/2044 to 05/15/2045	2,834,000	2,895,869
3.125%, 02/15/2043	4,071,000	4,248,471
3.375%, 05/15/2044	125,000	136,875
3.750%, 11/15/2043	1,275,000	1,492,348
4.500%, 08/15/2039	147,000	190,331
U.S. Treasury Notes
0.375%, 10/31/2016	6,111,000	6,104,791
0.500%, 04/30/2017	88,927,000	88,788,090
0.625%, 12/15/2016 to 09/30/2017	48,646,000	48,660,261
0.750%, 10/31/2017	8,250,000	8,247,426
0.875%, 01/31/2017 to 08/15/2017	53,643,000	53,907,832
1.000%, 09/15/2017 to 05/15/2018	22,480,000	22,530,999
1.375%, 02/29/2020 to 04/30/2020	34,595,000	34,461,892
1.500%, 01/31/2019 to 05/31/2020	49,674,000	49,836,235
1.625%, 03/31/2019 to 08/31/2019	17,529,000	17,758,859
1.750%, 09/30/2019 to 04/30/2022	4,676,000	4,723,375
2.000%, 02/15/2025	22,814,000	22,587,639
2.125%, 05/15/2025	12,339,000	12,346,712
3.125%, 04/30/2017	7,821,000	8,199,216
		410,592,852
U.S. Government Agency - 25.7%
Federal Home Loan Mortgage Corp.
1.000%, 08/01/2045	489,000	497,759
2.600%, 07/01/2045	1,359,000	1,396,932
2.750%, 05/01/2045 (P)	975,000	1,004,143
2.898%, 08/01/2044 (P)	1,536,964	1,595,622
3.000%, 02/15/2045	5,245,561	5,341,568
3.500%, 12/01/2028 to 08/13/2045	28,135,107	29,595,083
4.000%, 10/01/2029 to 06/01/2045	25,057,603	26,987,462
4.500%, 08/01/2026 to 06/01/2045	2,367,370	2,603,013
5.000%, 08/01/2039 to 07/01/2044	4,034,176	4,562,646
5.500%, 07/01/2038	1,293,477	1,477,202
Federal National Mortgage Association
1.956%, 10/09/2019 (Z)	1,935,000	1,776,177
2.581%, 03/01/2045 (P)	262,029	269,190
2.625%, 09/06/2024	571,000	582,744
2.726%, 01/01/2045 (P)	1,805,540	1,867,602
2.741%, 01/01/2045 (P)	1,361,015	1,408,189
2.754%, 02/01/2045 (P)	1,437,675	1,487,229
3.000%, 03/01/2033 to 06/11/2045	5,183,792	5,294,741
3.500%, 12/01/2029 to 08/13/2045	55,612,998	58,204,159
4.000%, 03/01/2025 to 05/01/2045	65,058,351	70,290,204
4.365%, 04/01/2040 (P)	1,054,292	1,128,092
4.500%, 10/01/2033 to 06/11/2045	18,222,513	20,077,119
5.000%, 03/01/2041 to 07/01/2044	10,676,081	12,126,253
5.500%, 09/01/2034 to 08/01/2041	755,483	860,168
6.500%, 10/01/2036	50,317	58,035
Government National Mortgage Association
3.000%, 06/18/2045	10,800,000	11,057,611
3.500%, 06/18/2045 to 07/20/2045	18,000,000	18,864,122
4.000%, 04/15/2045 to 07/20/2045	21,634,967	23,036,750
4.500%, 09/20/2041 to 06/18/2045	9,125,754	9,943,426
5.000%, 12/20/2044	1,640,000	1,797,895
Tennessee Valley Authority
2.875%, 09/15/2024	1,575,000	1,615,340
		316,806,476
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $727,125,562)		$727,399,328

Core Bond Fund (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 2.0%
Brazil - 0.1%
Federative Republic of Brazil
4.250%, 01/07/2025	$680,000	$669,120
Canada - 0.1%
Province of Ontario
1.875%, 05/21/2020	1,700,000	1,706,424
Colombia - 0.0%
Republic of Colombia
5.000%, 06/15/2045	245,000	241,631
Indonesia - 0.1%
Republic of Indonesia
5.125%, 01/15/2045 (S)	1,035,000	1,027,238
Japan - 0.1%
Japan Bank for International Cooperation
1.750%, 05/28/2020	1,935,000	1,928,847
Mexico - 0.3%
Government of Mexico
4.600%, 01/23/2046	740,000	727,975
5.750%, 10/12/2110	2,458,000	2,562,465
		3,290,440
Paraguay - 0.2%
Republic of Paraguay
4.625%, 01/25/2023 (S)	1,140,000	1,168,500
6.100%, 08/11/2044 (S)	745,000	800,875
		1,969,375
Slovakia - 0.1%
Government of Slovakia
4.375%, 05/21/2022 (S)	1,610,000	1,793,138
Slovenia - 0.4%
Republic of Slovenia
5.250%, 02/18/2024 (S)	2,365,000	2,663,884
5.500%, 10/26/2022 (S)	1,515,000	1,723,441
5.850%, 05/10/2023 (S)	275,000	320,513
		4,707,838
Ukraine - 0.6%
Ukraine Government Aid Bonds
1.847%, 05/29/2020	7,662,000	7,676,558
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $24,840,609)		$25,010,609

CORPORATE BONDS - 22.2%
Consumer discretionary - 2.8%
Amazon.com, Inc. 4.950%, 12/05/2044	1,510,000	1,538,429
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	740,000	758,590
Coach, Inc. 4.250%, 04/01/2025	985,000	966,438
Comcast Corp.
3.375%, 08/15/2025	825,000	834,596
4.400%, 08/15/2035	555,000	569,151
4.600%, 08/15/2045	445,000	459,797
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	500,000	481,534
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	640,000	644,468
2.375%, 08/01/2018 (S)	920,000	939,306
3.300%, 05/19/2025 (S)	430,000	434,447
DIRECTV Holdings LLC
3.800%, 03/15/2022	500,000	513,137
3.950%, 01/15/2025	1,740,000	1,742,951
4.450%, 04/01/2024	1,280,000	1,339,648
38

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC
2.459%, 03/27/2020	$470,000	$466,360
General Motors Company
3.500%, 10/02/2018	1,545,000	1,587,951
5.000%, 04/01/2035	680,000	684,330
General Motors Financial Company, Inc.
3.450%, 04/10/2022	1,235,000	1,214,731
Grupo Televisa SAB 5.000%, 05/13/2045	420,000	420,827
Hyundai Capital America
2.000%, 03/19/2018 (S)	555,000	558,307
2.600%, 03/19/2020 (S)	1,370,000	1,381,953
Johnson Controls, Inc. 4.950%, 07/02/2064	320,000	318,740
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	690,000	696,403
McDonald’s Corp.
2.200%, 05/26/2020	820,000	818,429
4.600%, 05/26/2045	555,000	559,594
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	825,000	821,890
3.500%, 06/15/2022	575,000	574,000
3.950%, 06/15/2025	980,000	982,549
Sky PLC 3.750%, 09/16/2024 (S)	1,370,000	1,383,667
The Home Depot, Inc. 4.250%, 04/01/2046	840,000	837,366
Thomson Reuters Corp. 3.850%, 09/29/2024	975,000	994,633
Time Warner Cable, Inc. 6.550%, 05/01/2037	340,000	365,703
Toyota Motor Credit Corp.
1.125%, 05/16/2017	1,595,000	1,601,398
2.750%, 05/17/2021	1,675,000	1,717,582
Viacom, Inc.
4.850%, 12/15/2034	1,560,000	1,502,999
5.250%, 04/01/2044	485,000	470,346
Volkswagen Group of America Finance LLC
2.400%, 05/22/2020 (S)	1,405,000	1,414,467
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	1,475,000	1,478,468
Yum! Brands, Inc. 5.350%, 11/01/2043	640,000	644,726
		34,719,911
Consumer staples - 1.0%
Altria Group, Inc.
2.625%, 01/14/2020	1,490,000	1,500,403
4.500%, 05/02/2043	820,000	795,699
Anheuser-Busch InBev Finance, Inc.
2.625%, 01/17/2023	960,000	934,788
Kraft Foods Group, Inc. 5.000%, 06/04/2042	500,000	514,763
PepsiCo, Inc.
1.250%, 04/30/2018	735,000	734,577
1.850%, 04/30/2020	1,140,000	1,132,257
2.750%, 04/30/2025	725,000	706,027
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	1,702,000	1,948,102
Walgreens Boots Alliance, Inc.
4.800%, 11/18/2044	515,000	507,108
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)	290,000	293,702
2.400%, 10/21/2018 (S)	610,000	622,854
2.900%, 10/21/2019 (S)	866,000	885,696
3.375%, 10/21/2020 (S)	1,420,000	1,474,140
		12,050,116
Energy - 3.6%
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	767,000	704,133
Chevron Corp.
1.365%, 03/02/2018	2,020,000	2,025,149

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Chevron Corp. (continued)
2.411%, 03/03/2022	$1,735,000	$1,724,654
ConocoPhillips Company
2.200%, 05/15/2020	435,000	435,785
2.875%, 11/15/2021	830,000	845,538
Continental Resources, Inc.
4.500%, 04/15/2023	370,000	363,898
Ecopetrol SA
5.875%, 05/28/2045	595,000	550,078
7.375%, 09/18/2043	565,000	607,375
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	735,000	744,948
4.300%, 05/01/2024	985,000	985,477
Energy Transfer Equity LP
5.500%, 06/01/2027	560,000	563,500
Energy Transfer Partners LP
4.050%, 03/15/2025	1,005,000	978,160
5.150%, 03/15/2045	355,000	331,525
EnLink Midstream Partners LP
4.150%, 06/01/2025	960,000	960,115
5.050%, 04/01/2045	1,300,000	1,234,925
Ensco PLC 5.200%, 03/15/2025 (L)	310,000	318,958
Enterprise Products Operating LLC
3.700%, 02/15/2026	1,080,000	1,081,164
3.750%, 02/15/2025	825,000	837,613
4.850%, 03/15/2044	410,000	410,054
4.900%, 05/15/2046	565,000	563,303
Exxon Mobil Corp.
1.305%, 03/06/2018	1,465,000	1,467,959
1.912%, 03/06/2020	1,735,000	1,742,827
2.709%, 03/06/2025	1,725,000	1,710,479
Kerr-McGee Corp. 6.950%, 07/01/2024	2,200,000	2,737,744
Kinder Morgan, Inc.
5.300%, 12/01/2034	375,000	363,975
5.550%, 06/01/2045	665,000	649,930
Marathon Petroleum Corp.
5.000%, 09/15/2054	285,000	270,746
MPLX LP 4.000%, 02/15/2025	215,000	214,682
Newfield Exploration Company
5.625%, 07/01/2024	565,000	594,663
Niagara Mohawk Power Corp.
4.278%, 10/01/2034 (S)	835,000	857,795
ONEOK Partners LP 2.000%, 10/01/2017	585,000	585,097
Petrobras Global Finance BV
4.875%, 03/17/2020	1,290,000	1,252,448
Petroleos Mexicanos
2.378%, 04/15/2025	875,000	885,272
4.500%, 01/23/2026 (S)	345,000	345,863
5.500%, 06/27/2044 (S)	150,000	146,100
5.625%, 01/23/2046 (S)	775,000	765,390
6.375%, 01/23/2045	610,000	661,728
Phillips 66 4.875%, 11/15/2044	525,000	525,905
Plains All American Pipeline LP
4.900%, 02/15/2045	330,000	323,434
Rowan Companies, Inc.
5.400%, 12/01/2042	680,000	563,088
5.850%, 01/15/2044	425,000	369,982
Shell International Finance BV
2.125%, 05/11/2020	955,000	958,978
4.125%, 05/11/2035	575,000	577,816
4.375%, 05/11/2045	410,000	417,319
39

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Statoil ASA
2.250%, 11/08/2019	$655,000	$664,964
2.900%, 11/08/2020	1,235,000	1,278,799
Sunoco Logistics Partners Operations LP
5.350%, 05/15/2045	825,000	799,998
Talisman Energy, Inc. 3.750%, 02/01/2021	505,000	499,880
TC PipeLines LP 4.650%, 06/15/2021	166,000	174,494
Transcanada Trust 5.625%, 05/20/2075 (P)	645,000	656,288
Valero Energy Corp. 4.900%, 03/15/2045	905,000	880,238
Weatherford International, Ltd.
4.500%, 04/15/2022	615,000	594,749
5.950%, 04/15/2042	795,000	716,654
Western Gas Partners LP
3.950%, 06/01/2025	1,040,000	1,030,319
5.375%, 06/01/2021	215,000	238,241
Williams Partners LP 4.000%, 09/15/2025	990,000	973,704
		43,763,900
Financials - 8.0%
AIA Group, Ltd.
3.200%, 03/11/2025 (S)	1,170,000	1,160,708
American Express Credit Corp.
1.750%, 06/12/2015	1,608,000	1,608,564
2.375%, 05/26/2020	1,690,000	1,692,667
American International Group, Inc.
4.375%, 01/15/2055	515,000	483,817
4.500%, 07/16/2044	590,000	586,779
6.400%, 12/15/2020	849,000	1,014,222
American Tower Corp.
2.800%, 06/01/2020	930,000	924,360
3.450%, 09/15/2021	1,335,000	1,345,795
3.500%, 01/31/2023	1,311,000	1,291,213
4.000%, 06/01/2025	740,000	736,165
Aon PLC
4.750%, 05/15/2045	580,000	586,571
Assurant, Inc.
2.500%, 03/15/2018	825,000	838,344
Bank of America Corp.
1.500%, 10/09/2015	1,779,000	1,783,565
3.950%, 04/21/2025	485,000	479,587
4.250%, 10/22/2026	1,060,000	1,064,435
4.750%, 04/21/2045	365,000	348,796
6.000%, 09/01/2017	1,570,000	1,715,007
Barclays PLC
3.650%, 03/16/2025	1,405,000	1,375,149
4.375%, 09/11/2024	680,000	677,038
Berkshire Hathaway, Inc.
4.500%, 02/01/2045	800,000	813,164
Citigroup, Inc.
1.550%, 08/14/2017	2,210,000	2,209,165
1.700%, 07/25/2016 to 04/27/2018	3,150,000	3,144,018
2.400%, 02/18/2020	1,750,000	1,746,036
3.300%, 04/27/2025	2,200,000	2,159,254
CME Group, Inc.
3.000%, 03/15/2025	1,115,000	1,106,738
Credit Agricole SA
4.375%, 03/17/2025 (S)	1,520,000	1,509,390
Credit Suisse Group Funding Guernsey, Ltd.
3.750%, 03/26/2025 (S)	695,000	686,094
4.875%, 05/15/2045 (S)	1,275,000	1,292,402
Credit Suisse/New York
3.625%, 09/09/2024	1,860,000	1,888,817
DDR Corp.
3.375%, 05/15/2023	1,580,000	1,550,448

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
DDR Corp. (continued)
4.625%, 07/15/2022	$1,635,000	$1,750,753
Discover Financial Services
3.750%, 03/04/2025	950,000	928,083
DNB Boligkreditt AS
2.000%, 05/28/2020 (S)	2,630,000	2,629,667
Easterly Government Properties, Inc.
4.000%, 11/01/2044	1,227,841	1,328,466
Federal Realty Investment Trust
3.000%, 08/01/2022	320,000	319,526
3.950%, 01/15/2024	435,000	456,416
Ford Motor Credit Company LLC
3.664%, 09/08/2024	825,000	826,643
General Electric Capital Corp.
5.875%, 01/14/2038	1,520,000	1,899,924
HCP, Inc.
4.000%, 06/01/2025	555,000	555,079
Healthcare Trust of America Holdings LP
3.375%, 07/15/2021	485,000	491,636
ING Bank NV
5.800%, 09/25/2023 (S)	1,175,000	1,324,288
Intesa Sanpaolo SpA
2.375%, 01/13/2017	1,000,000	1,008,569
5.017%, 06/26/2024 (S)	665,000	665,891
JPMorgan Chase & Co.
2.250%, 01/23/2020	1,485,000	1,477,143
4.850%, 02/01/2044	830,000	896,325
4.950%, 06/01/2045	1,375,000	1,390,353
KeyBank NA/Cleveland OH
3.300%, 06/01/2025	1,065,000	1,058,588
Lazard Group LLC
3.750%, 02/13/2025	1,955,000	1,902,448
4.250%, 11/14/2020	1,085,000	1,151,508
Lloyds Bank PLC
3.500%, 05/14/2025	1,355,000	1,360,878
Lloyds Banking Group PLC
4.500%, 11/04/2024	1,315,000	1,344,572
MetLife, Inc.
1.903%, 12/15/2017	390,000	392,550
3.000%, 03/01/2025	535,000	526,179
Mid-America Apartments LP
3.750%, 06/15/2024	1,220,000	1,233,451
4.300%, 10/15/2023	1,035,000	1,086,899
Morgan Stanley
2.650%, 01/27/2020	2,105,000	2,126,061
3.950%, 04/23/2027	1,660,000	1,617,172
4.300%, 01/27/2045	920,000	887,267
4.350%, 09/08/2026	885,000	898,122
5.375%, 10/15/2015	745,000	757,862
Murray Street Investment Trust I
4.647%, 03/09/2017	1,961,000	2,069,569
Perrigo Finance PLC
3.900%, 12/15/2024	1,265,000	1,287,943
PNC Bank NA
2.300%, 06/01/2020	2,005,000	2,001,790
Principal Financial Group, Inc.
3.400%, 05/15/2025	715,000	713,907
Prudential Financial, Inc.
4.600%, 05/15/2044	295,000	294,118
5.375%, 05/15/2045 (P)	515,000	518,541
Rabobank Nederland NV
3.375%, 05/21/2025	1,275,000	1,284,356
40

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	$810,000	$831,528
Skandinaviska Enskilda Banken AB
2.450%, 05/27/2020 (S)	2,100,000	2,098,849
Stadshypotek AB
1.750%, 04/09/2020 (S)	4,055,000	4,020,443
Standard Chartered PLC
3.200%, 04/17/2025 (S)	1,345,000	1,299,499
Sumitomo Mitsui Banking Corp.
1.350%, 07/11/2017	1,145,000	1,143,523
Synchrony Financial
2.700%, 02/03/2020	1,545,000	1,546,256
4.250%, 08/15/2024	990,000	1,013,100
Tanger Properties LP
3.750%, 12/01/2024	615,000	620,146
3.875%, 12/01/2023	705,000	723,169
The Goldman Sachs Group, Inc.
3.750%, 05/22/2025	3,380,000	3,405,326
5.150%, 05/22/2045	1,205,000	1,225,609
6.750%, 10/01/2037	569,000	695,959
		98,904,258
Health care - 1.6%
AbbVie, Inc.
1.800%, 05/14/2018	1,685,000	1,686,677
2.500%, 05/14/2020	2,290,000	2,288,308
3.600%, 05/14/2025	1,355,000	1,362,977
Actavis Funding SCS
3.000%, 03/12/2020	1,210,000	1,225,303
3.800%, 03/15/2025	535,000	537,633
4.750%, 03/15/2045	1,620,000	1,596,081
Amgen, Inc.
2.125%, 05/01/2020	1,900,000	1,874,973
2.200%, 05/22/2019	1,010,000	1,014,852
2.700%, 05/01/2022	815,000	801,385
4.400%, 05/01/2045	880,000	840,695
Anthem, Inc.
3.500%, 08/15/2024	645,000	649,046
5.100%, 01/15/2044	490,000	528,850
Boston Scientific Corp.
3.375%, 05/15/2022	550,000	547,562
3.850%, 05/15/2025	825,000	821,408
Celgene Corp. 5.250%, 08/15/2043	820,000	903,859
Keysight Technologies, Inc.
4.550%, 10/30/2024 (S)	385,000	380,693
Medtronic, Inc.
3.150%, 03/15/2022 (S)	1,025,000	1,047,171
4.375%, 03/15/2035 (S)	640,000	653,296
Mylan, Inc. 5.400%, 11/29/2043	540,000	577,562
		19,338,331
Industrials - 1.2%
Burlington Northern Santa Fe LLC
4.150%, 04/01/2045	620,000	589,033
ERAC USA Finance LLC
4.500%, 02/15/2045 (S)	360,000	345,251
5.625%, 03/15/2042 (S)	1,124,000	1,259,450
FedEx Corp. 4.100%, 02/01/2045	795,000	738,406
L-3 Communications Corp.
3.950%, 05/28/2024	1,065,000	1,054,038
Northrop Grumman Corp.
3.250%, 08/01/2023	1,485,000	1,491,534
3.850%, 04/15/2045	740,000	673,894

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Penske Truck Leasing Company LP
2.500%, 06/15/2019 (S)	$1,715,000	$1,705,809
3.050%, 01/09/2020 (S)	660,000	668,888
3.375%, 02/01/2022 (S)	1,435,000	1,417,826
Siemens Financieringsmaatschappij NV
1.450%, 05/25/2018 (S)	1,940,000	1,940,840
2.150%, 05/27/2020 (S)	970,000	968,594
3.250%, 05/27/2025 (S)	1,010,000	1,015,319
Valmont Industries, Inc. 5.250%, 10/01/2054	680,000	629,287
Verisk Analytics, Inc.
4.000%, 06/15/2025	540,000	539,176
5.500%, 06/15/2045	195,000	198,461
		15,235,806
Information technology - 0.9%
Alibaba Group Holding Ltd.
3.600%, 11/28/2024 (S)	1,195,000	1,176,768
Apple, Inc.
2.700%, 05/13/2022	2,850,000	2,867,559
3.200%, 05/13/2025	600,000	605,199
4.375%, 05/13/2045	620,000	624,781
Harris Corp. 5.054%, 04/27/2045	280,000	276,806
Oracle Corp.
2.500%, 05/15/2022	1,360,000	1,339,525
2.950%, 05/15/2025	1,355,000	1,328,798
3.900%, 05/15/2035	310,000	298,781
4.125%, 05/15/2045	540,000	519,860
4.375%, 05/15/2055	220,000	211,029
QUALCOMM, Inc. 3.450%, 05/20/2025	555,000	551,386
Tencent Holdings, Ltd.
3.800%, 02/11/2025 (S)	915,000	917,324
		10,717,816
Materials - 0.5%
Albemarle Corp. 5.450%, 12/01/2044	885,000	907,379
Barrick Gold Corp. 4.100%, 05/01/2023	340,000	336,414
Eastman Chemical Company
3.800%, 03/15/2025	1,000,000	1,020,225
4.650%, 10/15/2044	565,000	555,310
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	490,000	491,567
International Paper Company
5.150%, 05/15/2046	505,000	512,918
LYB International Finance BV
4.875%, 03/15/2044	540,000	542,137
Lyondellbasell Industries NV
4.625%, 02/26/2055	525,000	480,718
Southern Copper Corp. 5.875%, 04/23/2045	150,000	146,685
Teck Resources Limited
3.750%, 02/01/2023 (L)	480,000	433,964
The Mosaic Company
5.450%, 11/15/2033	250,000	276,784
5.625%, 11/15/2043	500,000	559,058
Vale Overseas, Ltd. 8.250%, 01/17/2034	200,000	224,208
		6,487,367
Telecommunication services - 1.4%
America Movil SAB de CV
3.125%, 07/16/2022	1,815,000	1,822,895
AT&T, Inc.
2.450%, 06/30/2020	1,150,000	1,138,242
3.000%, 06/30/2022	2,215,000	2,177,538
3.400%, 05/15/2025	1,730,000	1,676,133
4.300%, 12/15/2042	305,000	273,733
41

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
AT&T, Inc. (continued)
4.350%, 06/15/2045	$195,000	$174,601
4.500%, 05/15/2035	745,000	703,337
4.750%, 05/15/2046	710,000	672,682
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (S)	330,000	361,020
Scripps Networks Interactive, Inc.
3.900%, 11/15/2024	1,035,000	1,049,584
Verizon Communications, Inc.
2.500%, 09/15/2016	820,000	834,137
4.272%, 01/15/2036 (S)	473,000	438,857
4.400%, 11/01/2034	1,522,000	1,458,855
4.862%, 08/21/2046	3,965,000	3,806,923
		16,588,537
Utilities - 1.2%
Alabama Power Company 3.750%, 03/01/2045	795,000	748,876
Ameren Illinois Company 4.300%, 07/01/2044	600,000	618,674
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,695,000	1,698,566
Appalachian Power Company
4.450%, 06/01/2045	975,000	975,972
Commonwealth Edison Company
3.700%, 03/01/2045	270,000	255,134
Consolidated Edison Company of New
York, Inc. 4.625%, 12/01/2054	515,000	525,950
Dominion Resources, Inc. 4.700%, 12/01/2044	820,000	844,569
Pacific Gas & Electric Company
3.250%, 06/15/2023	645,000	657,571
PacifiCorp 3.600%, 04/01/2024	1,485,000	1,571,777
Potomac Electric Power Company
3.600%, 03/15/2024	720,000	754,633
4.150%, 03/15/2043	705,000	727,036
Public Service Company of Colorado
4.300%, 03/15/2044	420,000	439,110
Public Service Electric & Gas Company
3.050%, 11/15/2024	395,000	399,505
Puget Energy, Inc. 6.000%, 09/01/2021	1,800,000	2,102,276
Puget Sound Energy, Inc. 4.300%, 05/20/2045	890,000	899,884
Southwestern Electric Power Company
3.550%, 02/15/2022	530,000	551,559
3.900%, 04/01/2045	705,000	647,963
Virginia Electric and Power Company
4.450%, 02/15/2044	460,000	482,104
		14,901,159
TOTAL CORPORATE BONDS (Cost $274,387,844)		$272,707,201

MUNICIPAL BONDS - 0.9%
County of Clark Department of Aviation
(Nevada) 6.820%, 07/01/2045	1,760,000	2,481,846
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,185,000	1,710,950
New Jersey State Turnpike Authority
7.102%, 01/01/2041	1,568,000	2,197,160
North Texas Tollway Authority
6.718%, 01/01/2049	1,035,000	1,448,420
Port Authority of New York & New Jersey
4.458%, 10/01/2062	1,610,000	1,662,728
State of California 7.600%, 11/01/2040	1,010,000	1,549,764
The Ohio State University 4.800%, 06/01/2111	479,000	475,082
TOTAL MUNICIPAL BONDS (Cost $10,861,723)		$11,525,950

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.3%
Commercial and residential - 4.7%
Banc of America Commercial Mortgage, Inc.,
Series 2005-4, Class A5A
4.933%, 07/10/2045	$71,611	$71,688
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	1,110,000	1,242,941
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%, 11/10/2046	240,000	263,558
Commercial Mortgage Pass
Through Certificates
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	1,561,000	1,710,110
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	241,000	243,113
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	80,000	87,526
Series 2013-LC6, Class AM,
3.282%, 01/10/2046	699,000	717,504
Series 2014-CR16, Class ASB,
3.653%, 04/10/2047	940,000	999,476
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	318,000	334,892
Series 2014-CR19, Class A5,
3.796%, 08/10/2047	580,000	620,195
Series 2014-CR20, Class ASB,
3.305%, 11/10/2047	2,380,000	2,479,329
Series 2014-UBS3, Class A4,
3.819%, 06/10/2047	933,000	994,026
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	1,321,000	1,392,133
Series 2014-UBS5, Class A4,
3.838%, 09/10/2047	577,000	616,096
Series 2014-UBS5, Class ASB,
3.548%, 09/10/2047	195,000	206,394
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047 (P)	959,000	1,020,385
Series 2014-UBS6, Class ASB,
3.387%, 12/10/2047	843,000	882,248
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	42,871	42,816
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class AS,
3.849%, 06/15/2057	2,006,000	2,085,714
Series 2015-C2, Class ASB,
3.224%, 06/15/2057	2,405,000	2,492,083
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	770,141	780,203
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	3,927,000	4,444,677
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	3,940,000	4,388,214
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	1,184,804	1,187,627
GS Mortgage Securities Corp. II
Series 2015-GC30, Class A3,
3.119%, 05/10/2050	1,115,000	1,126,150
Series 2015-GC30, Class AAB,
3.120%, 05/10/2050	875,000	901,250
42

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Corp. II (continued)
Series 2015-GC30, Class AS,
3.777%, 05/10/2050	$1,079,000	$1,111,262
GS Mortgage Securities Trust
Series 2011-GC3, Class A2,
3.645%, 03/10/2044 (S)	535,912	541,522
Series 2012-GC6, Class A1,
1.282%, 01/10/2045	19,875	19,925
Series 2012-GCJ7, Class A1,
1.144%, 05/10/2045	167,333	167,698
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	1,525,000	1,553,318
Series 2014-GC18, Class A4,
4.074%, 01/10/2047	2,300,000	2,500,756
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	361,000	384,497
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	237,000	252,985
Series 2014-GC24, Class AAB,
3.650%, 09/10/2047	1,360,000	1,446,115
Series 2014-GC26, Class AAB,
3.365%, 11/10/2047	523,000	547,404
Series 2015-GC28, Class A5,
3.396%, 02/10/2048	1,287,000	1,328,068
Series 2015-GC28, Class AS,
3.759%, 02/10/2048	809,000	841,524
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,915,419	2,211,054
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A3,
2.912%, 10/15/2048	621,000	616,424
Series 2015-C28, Class ASB,
3.042%, 10/15/2048	1,933,000	1,977,459
JPMorgan Chase Commercial Mortgage
Securities Corp., Series 2012-LC9, Class A2
1.677%, 12/15/2047	466,000	468,672
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	22,947	22,985
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	1,577,000	1,710,788
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	270,427	279,379
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	244,165	247,155
JPMorgan Mortgage Trust, Series 2015-IVR2,
Class A2
2.772%, 01/25/2045 (P)(S)	743,584	749,013
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A4
5.047%, 07/12/2038 (P)	23,214	23,218
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	775,223	779,439
Series 2013-C9, Class A,
1.970%, 05/15/2046	312,000	315,604
Series 2015-C22, Class A3,
3.046%, 05/15/2046	3,083,000	3,091,737

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	$773,509	$787,646
Series 2011-C3, Class A2,
3.224%, 07/15/2049	1,218,556	1,247,999
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A2,
2.113%, 05/10/2063	854,000	868,815
Series 2013-C5, Class A4,
3.185%, 03/10/2046	202,000	208,625
Series 2013-C6, Class A4,
3.244%, 04/10/2046	62,000	64,261
		57,695,695
U.S. Government Agency - 3.6%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
1.835%, 08/25/2024 (P)	1,233,359	1,239,275
Series 2015-DN1, Class M1,
1.434%, 01/25/2025 (P)	1,051,701	1,051,596
Series 271, Class 30, 3.000%, 08/15/2042	445,652	451,641
Series 2980, Class QA, 6.000%, 05/15/2035	124,777	138,055
Series 300, Class 300, 3.000%, 01/15/2043	13,489,879	13,671,149
Series 3664, Class DA, 4.000%, 11/15/2037	492,811	520,896
Series 3876, Class NB, 5.000%, 08/15/2038	612,183	659,042
Series 4225, Class A, 4.000%, 09/15/2040	1,432,793	1,541,294
Series 4227, Class AB, 3.500%, 10/15/2037	1,457,440	1,550,559
Series 4430, Class A, 4.000%, 04/15/2041	2,142,638	2,327,427
Series 4462, Class DA, 4.000%, 04/15/2040	7,856,854	8,489,536
Series T-48, Class 1A,
5.589%, 07/25/2033 (P)	16,721	19,275
Series T-57, Class 1A2, 7.000%, 07/25/2043	179,673	209,279
Series T-57, Class 1A3, 7.500%, 07/25/2043	161,351	193,955
Series T-59, Class 1A3, 7.500%, 10/25/2043	230,895	279,558
Series T-60, Class 1A3, 7.500%, 03/25/2044	233,958	287,123
Federal National Mortgage Association
Series 2002-33, Class A2,
7.500%, 06/25/2032	187,211	225,051
Series 2002-95, Class DB,
6.000%, 01/25/2033	644,530	747,276
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	341,000	371,752
Series 2005-5, Class PA,
5.000%, 01/25/2035	16,384	18,022
Series 2006-56, Class CA,
6.000%, 07/25/2036	10,201	11,762
Series 2011-53, Class TN,
4.000%, 06/25/2041	1,879,002	2,026,746
Series 2012-112, Class DA,
3.000%, 10/25/2042	5,132,458	5,193,632
Series 2012-134, Class LC,
3.000%, 12/25/2042	560,718	571,412
Series 2013-133, Class AB,
4.000%, 06/25/2039	800,048	861,072
Series 2013-9, Class CB,
5.500%, 04/25/2042	43,763	49,438
Series 2013-94, Class HA,
4.000%, 01/25/2040	388,697	419,797
Series 2014-9, Class A, 4.000%, 05/25/2037	1,033,770	1,111,276
43

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 411, Class A3, 3.000%, 08/25/2042	$544,246	$551,559
		44,788,455
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $102,294,893)		$102,484,150

ASSET BACKED SECURITIES - 14.2%
Acadia Healthcare Company, Inc.,
Series 2015-2, Class A1
0.752%, 01/15/2021 (P)	2,138,000	2,142,543
Ally Auto Receivables Trust
Series 2013-1, Class A3,
0.630%, 05/15/2017	114,094	114,140
Series 2014-1, Class A4,
1.530%, 04/15/2019	2,828,000	2,837,044
Series 2014-2, Class A4,
1.840%, 01/15/2020	7,000	7,061
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	1,731,000	1,738,625
Series 2014-4, Class A2,
1.430%, 06/17/2019	1,019,000	1,023,126
Series 2014-5, Class A1,
0.676%, 10/15/2019 (P)	1,971,000	1,972,419
American Express Credit
Account Master Trust
Series 2012-4, Class A,
0.426%, 05/15/2020 (P)	4,682,000	4,682,407
Series 2013-2, Class A,
0.606%, 05/17/2021 (P)	100,000	100,337
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	1,139,000	1,147,241
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	2,445,000	2,440,792
Bank of The West Auto Trust, Series 2014-1,
Class A3
1.090%, 03/15/2019 (S)	556,000	556,369
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	318,000	319,306
Series 2014-3, Class A4,
1.790%, 03/16/2020	255,000	257,049
Series 2015-1, Class A3,
1.330%, 04/15/2019	1,755,000	1,759,879
Series 2015-1, Class A4,
1.820%, 09/15/2020	730,000	734,312
Series 2015-2, Class A3,
1.270%, 08/15/2019	2,604,000	2,603,186
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	2,048,663	2,049,340
Series 2013-2, Class A4,
1.560%, 07/20/2018	549,000	552,946
Series 2013-3, Class A3,
1.310%, 12/20/2017	3,886,000	3,901,470
Series 2013-3, Class A4,
1.680%, 04/20/2018	298,000	300,667
Series 2013-4, Class A3,
1.090%, 03/20/2018	1,862,000	1,865,221
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,022,000	1,028,230

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables
Asset Trust (continued)
Series 2014-1, Class A3,
1.320%, 06/20/2018	$705,000	$707,735
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,425,000	1,427,058
Series 2014-2, Class A1,
0.484%, 06/20/2016 (P)	921,498	921,343
Series 2014-2, Class A2,
0.910%, 04/20/2017	3,657,000	3,661,056
Series 2014-2, Class A3,
1.260%, 05/21/2018	1,067,000	1,070,537
Series 2014-2, Class A4,
1.620%, 10/22/2018	305,000	307,366
Series 2014-3, Class A3,
1.480%, 11/20/2018	908,000	911,822
Series 2015-1, Class A2,
1.420%, 06/20/2018	2,241,000	2,246,345
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,968,000	1,972,684
Series 2015-1, Class A4,
1.860%, 10/21/2019	1,232,000	1,233,876
Series 2015-2, Class A2,
1.390%, 09/20/2018	991,000	991,022
Series 2015-2, Class A3,
1.730%, 09/20/2019	2,437,000	2,438,908
Series 2015-2, Class A4,
1.970%, 01/21/2020	3,131,000	3,135,975
Capital One Multi-Asset Execution Trust
Series 2005-A9, Class A,
0.276%, 08/15/2018 (P)	4,725,000	4,721,735
Series 2007-A1, Class A1,
0.236%, 11/15/2019 (P)	1,056,000	1,052,499
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%, 07/15/2021	10,458,000	10,607,100
Discover Card Execution Note Trust
Series 2014-A1, Class A1,
0.616%, 07/15/2021 (P)	6,089,000	6,109,404
Series 2015-A2, Class A,
1.900%, 10/17/2022	4,785,000	4,761,319
Ford Credit Auto Owner Trust
Series 2013-B, Class A3,
0.570%, 10/15/2017	617,228	617,410
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	5,328,000	5,414,100
Series 2014-2, Class A,
2.310%, 04/15/2026 (S)	3,301,000	3,351,730
Series 2015, Class AA4,
1.640%, 06/15/2020	383,000	384,864
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class A, 1.920%, 01/15/2019	1,377,000	1,397,435
Series 2014-1, Class A1,
1.200%, 02/15/2019	6,063,000	6,076,375
Series 2014-1, Class A2,
0.586%, 02/15/2019 (P)	372,000	372,129
Series 2015-1, Class A2,
0.582%, 01/15/2020 (P)	1,045,000	1,046,331
Series 2015-2, Class A2,
0.752%, 01/15/2022 (P)	2,284,000	2,285,560
Honda Auto Receivables Owner Trust
Series 2013-3, Class A3,
0.770%, 05/15/2017	727,817	728,585
44

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Honda Auto Receivables
Owner Trust (continued)
Series 2014-1, Class A3,
0.670%, 11/21/2017	$595,000	$594,880
Series 2014-4, Class A4,
1.460%, 10/15/2020	306,000	307,484
Hyundai Auto Receivables Trust,
Series 2011-C A4
1.300%, 02/15/2018	186,521	187,089
MBNA Credit Card Master Note Trust,
Series 2004-A3, Class A3
0.446%, 08/16/2021 (P)	1,110,000	1,105,029
Navient Private Education Loan Trust
Series 2014-AA, Class A2A,
2.740%, 02/15/2029 (S)	2,170,000	2,197,008
Series 2015-AA, Class A2A,
2.650%, 12/15/2028 (S)	743,000	746,028
Series 2015-AA, Class A2B,
1.382%, 12/15/2028 (P)(S)	1,130,000	1,141,971
Navient Student Loan Trust
Series 2014-1, Class A2,
0.495%, 03/27/2023 (P)	557,000	555,934
Series 2014-8, Class A2,
0.625%, 04/25/2023 (P)	782,000	783,218
Series 2014-8, Class B,
1.684%, 07/26/2049 (P)	495,000	480,148
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.457%, 10/27/2036 (P)	995,675	984,508
Series 2004-4, Class A5,
0.437%, 01/25/2037 (P)	984,957	974,606
Series 2005-1, Class A5,
0.387%, 10/25/2033 (P)	2,888,000	2,824,268
Series 2005-2, Class A5,
0.365%, 03/23/2037 (P)	1,007,000	983,190
Series 2005-3, Class A5,
0.385%, 12/24/2035 (P)	1,092,000	1,072,308
Series 2005-4, Class A4,
0.445%, 03/22/2032 (P)	668,000	643,824
Series 2006-1, Class A4,
0.372%, 11/23/2022 (P)	176,398	176,224
Series 2006-2, Class A4,
0.357%, 10/26/2026 (P)	641,802	641,353
Series 2010-4, Class A,
0.985%, 04/25/2046 (P)(S)	423,346	428,669
SLC Student Loan Trust, Series 2007-2,
Class A2
0.674%, 05/15/2028 (P)	331,236	331,284
SLM Private Education Loan Trust
Series 2011-A, Class A2,
4.370%, 04/17/2028 (S)	2,329,000	2,478,512
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	311,000	327,345
Series 2012-B, Class A2,
3.480%, 10/15/2030 (S)	1,470,000	1,524,597
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	1,036,000	1,065,453
Series 2012-E, Class A1,
0.936%, 10/16/2023 (P)(S)	325,859	326,609
Series 2012-E, Class A2B,
1.936%, 06/15/2045 (P)(S)	1,328,000	1,364,573
Series 2013-A, Class A1,
0.786%, 08/15/2022 (P)(S)	1,417,518	1,418,806

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust (continued)
Series 2013-B, Class A1,
0.836%, 07/15/2022 (P)(S)	$497,210	$497,951
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	357,000	354,829
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	281,000	290,067
Series 2014-A, Class A1,
0.786%, 07/15/2022 (P)(S)	260,863	261,231
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	489,000	498,039
SLM Student Loan Trust
Series 2004-10, Class A6A,
0.827%, 04/27/2026 (P)(S)	2,826,000	2,826,034
Series 2004-3, Class A5,
0.447%, 07/25/2023 (P)	1,513,455	1,507,716
Series 2005-2, Class A5,
0.367%, 04/27/2020 (P)	3,281,595	3,268,406
Series 2005-5, Class A3,
0.377%, 04/25/2025 (P)	100,436	100,118
Series 2005-5, Class A4,
0.417%, 10/25/2028 (P)	8,572,000	8,398,400
Series 2005-6, Class A5B,
1.477%, 07/27/2026 (P)	413,443	418,367
Series 2005-6, Class A6,
0.417%, 10/27/2031 (P)	955,000	930,216
Series 2005-7, Class A4,
0.427%, 10/25/2029 (P)	856,000	835,657
Series 2005-9, Class A5,
0.397%, 01/27/2025 (P)	606,426	605,379
Series 2006-3, Class A5,
0.377%, 01/25/2021 (P)	1,012,000	998,557
Series 2007-2, Class B,
0.447%, 07/25/2025 (P)	2,151,000	1,919,645
Series 2008-5, Class A3,
1.577%, 01/25/2018 (P)	162,326	162,983
Series 2010-1, Class A,
0.585%, 03/25/2025 (P)	851,367	849,993
Series 2012-6, Class A3,
0.935%, 05/26/2026 (P)	963,000	975,061
Series 2012-6, Class B,
1.184%, 04/27/2043 (P)	720,000	679,601
Series 2013-1, Class B,
1.985%, 11/25/2043 (P)	185,000	185,687
Series 2013-2, Class A,
0.635%, 09/25/2026 (P)	162,208	161,661
Series 2013-2, Class B,
1.684%, 06/25/2043 (P)	119,000	117,419
Series 2013-3, Class A2,
0.485%, 05/26/2020 (P)	641,000	640,237
Series 2013-3, Class B,
1.684%, 09/25/2043 (P)	366,000	358,300
Series 2013-5, Class A2,
0.585%, 10/26/2020 (P)	502,000	502,645
Series 2013-6, Class A2,
0.685%, 02/25/2021 (P)	272,000	272,187
Series 2014-1, Class A2,
0.565%, 07/26/2021 (P)	949,000	949,820
Series 2014-2, Class A3,
0.775%, 03/26/2029 (P)	840,000	843,941
Series 2014-2, Class B,
1.684%, 01/25/2045 (P)	100,000	98,138
45

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust
Series 2015-A, Class A1,
0.780%, 07/17/2023 (P)(S)	$2,423,000	$2,423,354
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	5,452,000	5,406,143
Series 2015-A, Class A2B,
1.180%, 06/15/2027 (P)(S)	2,328,000	2,329,581
Synchrony Credit Card Master Note Trust,
Series 2012-5, Class A
0.950%, 06/15/2018	2,367,000	2,367,421
Trade MAPS 1, Ltd., Series 2013-1A, Class A
0.882%, 12/10/2018 (P)(S)	1,142,000	1,141,752
World Financial Network Credit Card
Master Trust, Series 2014-B, Class A
0.610%, 07/15/2019	749,000	749,062
TOTAL ASSET BACKED SECURITIES (Cost $174,329,152)		$174,676,529

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	47,898	479,228
TOTAL SECURITIES LENDING
COLLATERAL (Cost $479,226)		$479,228

SHORT-TERM INVESTMENTS - 5.8%
Money market funds - 5.8%
State Street Institutional Liquid Reserves
Fund, 0.0993% (Y)	71,219,206	71,219,206
TOTAL SHORT-TERM INVESTMENTS (Cost $71,219,206)		$71,219,206
Total Investments (Core Bond Fund)
(Cost $1,385,538,215) - 112.5%		$1,385,502,201
Other assets and liabilities, net - (12.5%)		(154,154,072)
TOTAL NET ASSETS - 100.0%		$1,231,348,129

Fundamental Global Franchise Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 90.5%
Belgium - 1.9%
Anheuser-Busch InBev NV	75,367	$9,093,761
France - 4.9%
Danone SA	333,069	22,880,851
Germany - 4.3%
adidas AG	254,549	20,031,203
Ireland - 4.2%
Experian PLC	1,035,171	19,769,937
Netherlands - 5.0%
Heineken Holding NV	342,128	23,762,308
South Korea - 3.0%
Samsung Electronics Company, Ltd.	11,937	14,042,380
Switzerland - 1.7%
Nestle SA	103,439	8,014,142
United Kingdom - 17.6%
Diageo PLC	494,497	13,722,642
Imperial Tobacco Group PLC	322,437	16,627,319
Intertek Group PLC	145,530	5,573,690
Reckitt Benckiser Group PLC	150,405	13,583,911

Fundamental Global Franchise Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SABMiller PLC	620,894	$33,247,815
		82,755,377
United States - 47.9%
Amazon.com, Inc (I)	65,080	27,934,288
American Tower Corp.	98,162	9,108,452
Amgen, Inc.	56,028	8,754,935
Apple, Inc.	169,713	22,110,210
AutoZone, Inc. (I)	13,078	8,809,602
eBay, Inc. (I)	390,514	23,961,939
Google, Inc., Class A (I)	13,645	7,440,891
Google, Inc., Class C (I)	13,683	7,280,861
IHS, Inc., Class A (I)	131,271	16,198,841
McCormick & Company, Inc.	65,672	5,155,252
McDonald’s Corp.	175,018	16,789,477
PepsiCo, Inc.	175,176	16,892,222
Philip Morris International, Inc.	38,608	3,207,167
QUALCOMM, Inc.	66,859	4,658,735
Ralph Lauren Corp.	99,494	12,974,018
The Coca-Cola Company	258,257	10,578,207
The Procter & Gamble Company	213,102	16,705,066
Visa, Inc., Class A	94,379	6,481,950
		225,042,113
TOTAL COMMON STOCKS (Cost $337,303,105)		$425,392,072

SHORT-TERM INVESTMENTS - 4.6%
Repurchase agreement - 4.6%
Repurchase Agreement with State Street Corp.
dated 05/29/2015 at 0.000% to be
repurchased at $21,506,000 on 06/01/2015,
collateralized by $21,940,000 Federal
National Mortgage Association, 1.670% due
02/10/2020 (valued at $21,940,000,
including interest)	$21,506,000	$21,506,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,506,000)		$21,506,000
Total Investments (Fundamental Global Franchise Fund)
(Cost $358,809,105) - 95.1%		$446,898,072
Other assets and liabilities, net - 4.9%		22,958,292
TOTAL NET ASSETS - 100.0%		$469,856,364

Global Bond Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 41.1%
Australia - 0.5%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,200,000	1,346,440
3.750%, 11/20/2020		200,000	209,279
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		1,300,000	1,075,683
			2,631,402
Brazil - 0.4%
Banco Nacional de Desenvolvimento
Economico e Social
4.000%, 04/14/2019 (S)		$1,300,000	1,320,735
46

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Brazil (continued)
Banco Nacional de Desenvolvimento Economico
e Social (continued)
5.750%, 09/26/2023 (S)		$800,000	$838,400
			2,159,135
Canada - 1.8%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	504,290
Province of Ontario
2.100%, 09/08/2018		1,000,000	830,999
2.450%, 06/29/2022		$1,100,000	1,114,663
3.150%, 06/02/2022	CAD	600,000	522,269
3.450%, 06/02/2045		1,100,000	956,901
3.500%, 06/02/2024		3,800,000	3,372,087
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,286,374
4.250%, 12/01/2021		1,900,000	1,760,525
			10,348,108
France - 4.6%
Government of France
0.250%, 07/25/2024	EUR	2,994,368	3,568,420
1.000%, 05/25/2018 to 11/25/2018		14,500,000	16,458,125
1.750%, 05/25/2023 to 11/25/2024		2,500,000	3,003,263
3.000%, 04/25/2022		800,000	1,034,660
3.250%, 05/25/2045		1,600,000	2,446,007
			26,510,475
Germany - 0.6%
Federal Republic of Germany
0.100%, 04/15/2023		827,704	977,084
4.250%, 07/04/2039		1,400,000	2,586,369
Greece - 0.4%
Republic of Greece
3.800%, 08/08/2017	JPY	400,000,000	2,088,238
Italy - 9.0%
Republic of Italy
3.250%, 09/01/2046 (S)	EUR	3,100,000	3,683,346
3.750%, 09/01/2024		4,000,000	5,103,669
4.000%, 02/01/2037		3,400,000	4,497,121
4.500%, 05/01/2023		12,400,000	16,541,364
4.750%, 08/01/2023 to 09/01/2028 (S)		10,100,000	13,862,164
5.000%, 09/01/2040		3,300,000	5,023,347
6.000%, 08/04/2028	GBP	1,300,000	2,430,003
			51,141,014
Japan - 5.5%
Government of Japan
1.400%, 09/20/2034	JPY	160,000,000	1,341,643
1.500%, 12/20/2044		100,000,000	809,401
1.600%, 03/20/2033		360,000,000	3,160,366
1.700%, 09/20/2032 to 09/20/2044		2,930,000,000	26,107,189
			31,418,599
Mexico - 2.7%
Government of Mexico
1.290%, 06/08/2015		1,100,000,000	8,863,679
4.750%, 06/14/2018	MXN	12,300,000	800,978
7.750%, 11/23/2034		10,600,000	776,032
8.000%, 12/07/2023		40,000,000	2,945,299
8.500%, 11/18/2038		10,000,000	787,522
10.000%, 12/05/2024		12,100,000	1,011,537
			15,185,047

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
New Zealand - 1.0%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	1,100,000	$799,413
5.000%, 03/15/2019		6,700,000	5,072,451
			5,871,864
Norway - 0.2%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,179,794
Poland - 0.8%
Republic of Poland
3.250%, 07/25/2025	PLN	13,500,000	3,707,597
4.000%, 10/25/2023		3,400,000	987,183
			4,694,780
Slovenia - 4.1%
Republic of Slovenia
4.125%, 02/18/2019		$4,100,000	4,325,500
4.125%, 02/18/2019 (S)		1,900,000	2,004,500
4.700%, 11/01/2016 (S)	EUR	7,600,000	8,857,671
4.750%, 05/10/2018		$4,800,000	5,132,880
5.250%, 02/18/2024		500,000	563,189
5.500%, 10/26/2022		1,600,000	1,820,136
5.850%, 05/10/2023		600,000	699,300
Spain - 4.8%
Autonomous Community of Catalonia
4.300%, 11/15/2016	EUR	400,000	458,505
4.950%, 02/11/2020		1,000,000	1,234,705
Kingdom of Spain
4.400%, 10/31/2023 (S)		1,500,000	1,998,357
4.700%, 07/30/2041 (S)		1,000,000	1,472,930
4.800%, 01/31/2024 (S)		2,100,000	2,879,578
5.150%, 10/31/2044 (S)		4,300,000	6,854,966
5.400%, 01/31/2023 (S)		8,900,000	12,492,675
			27,391,716
Sweden - 0.1%
Kingdom of Sweden
4.250%, 03/12/2019	SEK	6,300,000	858,984
United Kingdom - 4.6%
Government of United Kingdom
2.250%, 09/07/2023	GBP	1,900,000	3,023,197
2.750%, 09/07/2024		1,400,000	2,309,807
3.250%, 01/22/2044		7,200,000	12,621,434
3.500%, 01/22/2045		300,000	551,229
4.250%, 06/07/2032 to 12/07/2040		2,200,000	4,464,112
4.500%, 09/07/2034		800,000	1,622,598
4.750%, 12/07/2030 to 12/07/2038		800,000	1,665,643
			26,258,020
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $262,990,878)			$234,703,805

CORPORATE BONDS - 22.4%
Australia - 0.7%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$400,000	400,884
CNOOC Curtis Funding No. 1 Pty, Ltd.
4.500%, 10/03/2023 (S)		1,900,000	2,045,059
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		1,500,000	1,512,639
			3,958,582
47

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Brazil - 0.7%
Petrobras Global Finance BV
3.250%, 03/17/2017		$2,900,000	$2,866,534
7.875%, 03/15/2019		1,200,000	1,291,560
			4,158,094
Denmark - 4.3%
Nykredit Realkredit A/S
1.000%, 07/01/2016	DKK	75,900,000	11,292,599
2.000%, 10/01/2015 to 04/01/2016		47,600,000	7,126,382
Realkredit Danmark A/S
1.000%, 04/01/2016		26,000,000	3,866,843
2.000%, 01/01/2016		13,500,000	2,013,510
			24,299,334
France - 1.8%
BNP Paribas Home Loan SFH
2.200%, 11/02/2015 (S)		$5,800,000	5,840,716
BPCE SA
4.500%, 03/15/2025 (S)		200,000	198,458
Cie de Financement Foncier SA
2.500%, 09/16/2015 (S)		3,900,000	3,922,335
Dexia Credit Local SA
0.375%, 07/10/2017	EUR	400,000	442,200
			10,403,709
Germany - 2.1%
FMS Wertmanagement AoeR
3.375%, 06/17/2021		2,600,000	3,392,772
KFW
6.250%, 05/19/2021	AUD	8,100,000	7,325,596
Landwirtschaftliche Rentenbank
5.375%, 04/23/2024	NZD	1,500,000	1,154,018
			11,872,386
Greece - 0.2%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	300,000	207,579
National Bank of Greece SA
3.875%, 10/07/2016		800,000	732,839
			940,418
Hong Kong - 0.4%
CNOOC Finance 2012, Ltd.
3.875%, 05/02/2022		$2,100,000	2,174,949
Ireland - 1.3%
Depfa ACS Bank
3.875%, 11/14/2016	EUR	1,500,000	1,735,882
4.875%, 05/21/2019		100,000	129,598
5.125%, 03/16/2037 (S)		$500,000	612,154
5.750%, 03/28/2017		2,000,000	2,157,312
German Postal Pensions
Securitisation PLC
3.375%, 01/18/2016	EUR	2,600,000	2,915,176
Italy - 0.6%
Banca Carige SpA
3.750%, 11/25/2016		500,000	576,304
3.875%, 10/24/2018		1,435,000	1,741,457
Banco Popolare SC
2.375%, 01/22/2018		500,000	553,899
3.500%, 03/14/2019		600,000	684,036
			3,555,696
Ivory Coast - 0.5%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,767,639

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$700,000	$701,119
Luxembourg - 0.3%
Gazprom OAO
9.250%, 04/23/2019		1,500,000	1,694,550
Macau - 0.3%
Wynn Macau, Ltd.
5.250%, 10/15/2021 (S)		1,800,000	1,750,500
Netherlands - 0.8%
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,326,818
Rabobank Nederland NV
6.875%, 03/19/2020	EUR	1,600,000	2,119,629
Norway - 0.3%
Eksportfinans ASA
2.000%, 09/15/2015		$880,000	881,065
5.500%, 05/25/2016		600,000	621,006
			1,502,071
Portugal - 0.3%
Novo Banco SA
5.875%, 11/09/2015	EUR	1,300,000	1,437,785
Spain - 0.6%
Bankia SA
3.500%, 12/14/2015		3,300,000	3,685,787
Sweden - 0.4%
Skandinaviska Enskilda Banken AB
3.000%, 06/20/2018	SEK	3,000,000	381,800
Stadshypotek AB
3.000%, 03/21/2018		4,000,000	507,614
Sveriges Sakerstallda Obligationer AB
4.000%, 03/21/2018		3,000,000	389,655
Swedbank AB
2.200%, 03/04/2020 (S)		$1,000,000	997,706
			2,276,775
Switzerland - 1.5%
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	2,832,884
UBS AG
5.125%, 05/15/2024		$2,800,000	2,854,194
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		2,600,000	2,773,228
United Kingdom - 1.3%
Barclays Bank PLC
7.625%, 11/21/2022		600,000	697,500
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		200,000	221,500
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	1,000,000	1,884,801
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,111,395
Tesco Corporate Treasury Services PLC
1.375%, 07/01/2019	EUR	800,000	858,161
Tesco PLC
5.000%, 03/24/2023 (P)	GBP	100,000	158,540
6.125%, 02/24/2022		950,000	1,612,997
48

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
United Kingdom (continued)
The Royal Bank of Scotland PLC
9.500%, 03/16/2022	$1,000,000	$1,117,397
		7,662,291
United States - 3.6%
Ally Financial, Inc.
2.750%, 01/30/2017	600,000	601,020
3.500%, 07/18/2016	400,000	406,200
4.625%, 06/26/2015	2,300,000	2,302,875
8.000%, 03/15/2020	482,000	569,965
Altria Group, Inc.
9.250%, 08/06/2019	354,000	449,914
Bank of America Corp.
0.892%, 08/25/2017 (P)	2,000,000	2,000,202
1.700%, 08/25/2017	1,000,000	1,003,653
Bank of America Corp. (6.100% to
03/17/2025, then 3 month
LIBOR + 3.898%)
03/17/2025 (Q)	1,300,000	1,311,375
Citigroup, Inc.
0.967%, 04/27/2018 (P)	1,000,000	999,140
Dexia Credit Local SA
1.875%, 01/29/2020 (S)	2,200,000	2,184,409
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	2,100,000	2,220,750
7.125%, 09/01/2018 (S)	500,000	562,500
Masco Corp.
6.125%, 10/03/2016	700,000	743,750
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)	200,000	214,000
7.250%, 12/15/2021 (S)	200,000	214,000
Red Oak Power LLC
8.540%, 11/30/2019	546,342	581,855
Verizon Communications, Inc.
2.021%, 09/14/2018 (P)	3,800,000	3,946,114
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	300,000	315,375
		20,627,097
Virgin Islands, British - 0.3%
Sinopec Group Overseas Development
2012, Ltd.
3.900%, 05/17/2022 (S)	300,000	312,573
Sinopec Group Overseas Development
2013, Ltd.
4.375%, 10/17/2023 (S)	1,500,000	1,604,249
		1,916,822
TOTAL CORPORATE BONDS (Cost $129,803,243)		$127,842,479

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 14.5%
U.S. Government - 11.2%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 07/15/2024	7,395,081	7,313,190
0.250%, 01/15/2025	7,176,312	7,135,385
1.375%, 01/15/2020 to 02/15/2044	740,558	804,743
1.750%, 01/15/2028	1,239,546	1,426,349
2.375%, 01/15/2025 to 01/15/2027	4,660,996	5,593,359
2.500%, 01/15/2029	8,356,580	10,471,839
U.S. Treasury Bonds
3.000%, 05/15/2042	500,000	510,508

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.125%, 11/15/2041 to 08/15/2044	$9,000,000	$9,428,795
3.375%, 05/15/2044	400,000	438,000
3.625%, 08/15/2043	3,300,000	3,776,952
3.625%, 02/15/2044 (D)	4,600,000	5,266,282
3.750%, 11/15/2043	3,600,000	4,213,688
4.250%, 05/15/2039	1,100,000	1,373,109
4.375%, 11/15/2039 to 05/15/2040	2,200,000	2,806,150
4.625%, 02/15/2040 (D)	300,000	396,070
6.125%, 11/15/2027	400,000	566,469
U.S. Treasury Notes
2.250%, 11/15/2024 (D)	300,000	303,492
2.375%, 08/15/2024 (D)	300,000	307,055
2.500%, 05/15/2024 (D)	1,500,000	1,552,617
U.S. Treasury Strip 1.935%, 05/15/2026	500,000	384,182
		64,068,234
U.S. Government Agency - 3.3%
Federal National Mortgage Association
1.336%, 11/01/2042 to 10/01/2044 (P)	1,396,601	1,420,796
1.967%, 11/01/2035 (P)	141,687	147,696
3.730%, 01/01/2018	5,000,000	5,185,252
4.000%, TBA (C)	8,000,000	8,541,250
4.500%, TBA (C)	3,000,000	3,261,563
5.155%, 09/01/2035 (P)	54,643	57,697
5.199%, 07/01/2035 (P)	88,759	93,689
		18,707,943
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $82,811,670)		$82,776,177

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.0%
Commercial and residential - 11.7%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.752%, 09/25/2035 (P)	78,642	68,991
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.069%, 10/25/2034 (P)	127,930	127,990
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.662%, 02/20/2036 (P)	585,664	581,034
Series 2006-J, Class 4A1,
3.098%, 01/20/2047 (P)	84,637	71,384
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-5, Class 1A2,
2.545%, 08/25/2033 (P)	26,862	26,850
Series 2003-7, Class 6A,
2.466%, 10/25/2033 (P)	62,788	63,204
Series 2003-9, Class 2A1,
2.750%, 02/25/2034 (P)	10,898	10,648
Series 2004-2, Class 22A,
2.648%, 05/25/2034 (P)	139,417	134,249
Series 2004-2, Class 23A,
2.459%, 05/25/2034 (P)	50,451	46,555
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)	671,983	677,768
Series 2005-2, Class A2,
2.515%, 03/25/2035 (P)	133,171	133,378
49

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2005-4, Class 3A1,
2.542%, 08/25/2035 (P)		$355,081	$308,713
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)		420,356	422,172
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.654%, 09/25/2035 (P)		1,193,714	1,016,912
Series 2005-9, Class 24A1,
2.608%, 11/25/2035 (P)		506,057	392,024
Series 2006-8, Class 3A1,
0.345%, 02/25/2034 (P)		50,291	45,701
Series 2006-6, Class 32A1,
2.559%, 11/25/2036 (P)		1,198,162	806,707
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.106%, 01/26/2036 (P)		643,345	520,723
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.434%, 05/20/2045 (P)		427,706	334,423
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.567%, 02/15/2041 (P)	GBP	816,258	1,244,987
Casa Dfr este Finance, Series 1,
Class 1A2
0.377%, 09/15/2021 (P)	EUR	717,496	776,274
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		$168,711	166,673
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		699,408	691,870
Series 2005-12, Class 2A1,
0.981%, 08/25/2035 (P)(S)		1,020,319	793,537
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)		230,793	231,210
Series 2005-6, Class A2,
2.410%, 09/25/2035 (P)		250,181	249,903
Series 2005-7, Class 1A2,
2.251%, 09/25/2035 (P)		1,659,253	1,423,344
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		94,965	87,457
Series 2005-56, Class 2A2,
2.187%, 11/25/2035 (P)		64,551	53,709
Series 2005-56, Class 2A3,
1.647%, 11/25/2035 (P)		64,507	52,057
Series 2006-OA19, Class A1,
0.364%, 02/20/2047 (P)		1,546,648	1,140,656
Series 2007-11T1, Class A12,
0.535%, 05/25/2037 (P)		281,836	170,558
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		127,633	109,126
Series 2005-81, Class A1,
0.465%, 02/25/2037 (P)		2,812,125	2,242,673
Series 2006-OA1, Class 2A1,
0.394%, 03/20/2046 (P)		925,994	730,945
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.591%, 08/25/2034 (P)		38,973	34,066

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Home Loan Mortgage Pass
Through Trust (continued)
Series 2004-22, Class A3,
2.425%, 11/25/2034 (P)		$135,736	$128,065
Series 2005-R2, Class 1AF1,
0.525%, 06/25/2035 (P)(S)		238,144	208,991
Series 2004-12, Class 12A1,
2.476%, 08/25/2034 (P)		334,706	289,961
Series 2004-25, Class 1A1,
0.515%, 02/25/2035 (P)		147,897	135,812
Series 2004-25, Class 2A1,
0.525%, 02/25/2035 (P)		179,217	161,331
Series 2005-HYB9, Class 5A1,
2.330%, 02/20/2036 (P)		395,334	338,801
Series 2005-HYB9, Class 3A2A,
2.313%, 02/20/2036 (P)		265,711	244,465
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.284%, 07/25/2033 (P)		11,346	11,244
Series 2003-AR20, Class 2A1,
2.487%, 08/25/2033 (P)		91,629	92,384
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.775%, 12/16/2049 (P)(S)		237,974	250,230
Creso S.R.L, Series 2, Class A
0.721%, 12/30/2060 (P)	EUR	2,891,551	3,170,850
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.267%, 02/20/2044 (P)	GBP	1,075,361	1,671,222
Eurosail PLC, Series 2006-1X, Class A2C
0.722%, 06/10/2044 (P)		1,637,998	2,429,803
First Flexible PLC, Series 7, Class A
0.804%, 09/15/2033 (P)		184,349	277,172
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.680%, 08/25/2035 (P)		$70,463	63,590
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.536%, 11/15/2031 (P)		189,977	180,793
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.669%, 10/18/2054 (P)(S)	GBP	2,900,000	4,453,773
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.955%, 06/25/2034 (P)		$10,659	10,237
Great Hall Mortgages PLC
Series 2006-1, Class A2B,
0.175%, 06/18/2038 (P)	EUR	1,266,888	1,337,284
Series 2007-1, Class A2A,
0.694%, 03/18/2039 (P)	GBP	1,206,888	1,753,485
Series 2007-1, Class A2B,
0.155%, 03/18/2039 (P)	EUR	1,403,357	1,464,876
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.782%, 10/25/2033 (P)		$8,518	8,389
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.348%, 11/10/2045		3,380,902	377,204
50

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.860%, 03/25/2033 (P)	$44,623	$43,812
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.519%, 05/19/2033 (P)	105,827	104,958
Series 2005-4, Class 3A1,
2.660%, 07/19/2035 (P)	26,386	22,785
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.515%, 12/25/2034 (P)	46,849	42,655
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	1,994	1,860
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.990%, 11/25/2033 (P)	65,124	64,193
Series 2006-A1, Class 3A2,
2.605%, 02/25/2036 (P)	621,379	538,884
Series 2007-A1, Class 5A6,
2.556%, 07/25/2035 (P)	202,185	194,442
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.182%, 02/25/2033 (P)	71,247	68,027
Series 2005-2, Class 1A,
1.582%, 10/25/2035 (P)	351,347	339,989
Series 2005-A8, Class A3A2,
0.435%, 08/25/2036 (P)	52,460	50,259
Series 2003-C, Class A1,
0.845%, 06/25/2028 (P)	276,231	262,609
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class A4
5.378%, 08/12/2048	876,088	915,522
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.881%, 08/12/2049 (P)	2,000,000	2,160,716
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4FL
0.333%, 07/12/2044 (P)	1,218,856	1,212,496
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.626%, 12/15/2030 (P)	268,974	256,395
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.631%, 10/07/2020 (P)	1,964,782	1,976,657
Series 2010-R2, Class 2A,
0.651%, 11/05/2020 (P)	13,489,838	13,570,696
Puma Finance PTY, Ltd., Series 2006-G5,
Class A1
0.421%, 02/21/2038 (P)(S)	243,544	242,583
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1,
0.365%, 06/25/2046 (P)	1,477,627	650,370
Series 2007-QO2, Class A1,
0.335%, 02/25/2047 (P)	315,224	178,269
Series 2006-QO3, Class A1,
0.395%, 04/25/2046 (P)	902,822	471,066
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.585%, 01/25/2046 (P)	350,717	180,176

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Residential Funding Mortgage
Securities Trust, Series 2005-SA4,
Class 1A21
2.990%, 09/25/2035 (P)		$116,836	$92,835
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.712%, 06/12/2044 (P)	GBP	763,884	1,085,152
Sequoia Mortgage Trust, Series 5, Class A
0.886%, 10/19/2026 (P)		$80,425	78,541
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.517%, 02/25/2034 (P)		87,093	87,055
Series 2004-1, Class 4A2,
2.517%, 02/25/2034 (P)		479,011	476,302
Series 2004-12, Class 7A1,
2.496%, 09/25/2034 (P)		183,924	183,409
Series 2004-19, Class 2A1,
1.527%, 01/25/2035 (P)		488,278	390,319
Series 2004-4, Class 3A2,
2.473%, 04/25/2034 (P)		175,660	175,576
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.405%, 05/25/2036 (P)		1,198,248	862,784
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.621%, 10/28/2035 (P)(S)		100,394	97,621
Swan Trust, Series 2010-1, Class A
3.325%, 04/25/2041 (P)	AUD	716,337	550,223
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.435%, 06/25/2047 (P)		$199,564	177,977
Series 2007-3, Class 3A1,
1.431%, 06/25/2047 (P)		387,660	347,541
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		381,893	370,003
Torrens Trust, Series 2007-1, Class A
2.470%, 10/19/2038 (P)	AUD	363,136	276,603
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.347%, 11/25/2042 (P)		$176,795	164,997
Series 2003-AR5, Class A7,
2.559%, 06/25/2033 (P)		48,355	49,064
Series 2005-AR13, Class A1A1,
0.475%, 10/25/2045 (P)		100,822	93,754
Series 2005-AR2, Class 2A1A,
0.495%, 01/25/2045 (P)		154,979	144,486
Series 2006-AR13, Class 2A,
2.200%, 10/25/2046 (P)		1,751,080	1,587,209
Series 2006-AR17, Class 1A1A,
0.946%, 12/25/2046 (P)		281,918	263,513
Series 2006-AR3, Class A1A,
1.147%, 02/25/2046 (P)		612,511	564,364
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.087%, 07/25/2046 (P)		214,839	123,763
51

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.634%, 09/25/2034 (P)		$93,928	$95,946
			66,936,889
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.328%, 02/25/2045 (P)		148,737	151,631
Federal National Mortgage Association
Series 2003-W6, Class F,
0.535%, 09/25/2042 (P)		270,919	269,445
Series 2004-W2, Class 5AF,
0.535%, 03/25/2044 (P)		152,525	152,395
Series 2005-120, Class NF,
0.285%, 01/25/2021 (P)		9,528	9,525
Series 2006-15, Class FC,
0.315%, 03/25/2036 (P)		166,030	159,297
Series 2006-16, Class FC,
0.485%, 03/25/2036 (P)		611,450	613,733
Series 2006-5, Class 3A2,
2.199%, 05/25/2035 (P)		254,762	265,362
			1,621,388
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $73,066,021)			$68,558,277

ASSET BACKED SECURITIES - 1.2%
Access Group, Inc., Series 2008-1,
Class A
1.577%, 10/27/2025 (P)		1,137,842	1,139,050
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.224%, 05/01/2023 (P)	EUR	875,598	961,670
Jubilee CDO VI BV, Series VI-X,
Class A1B
0.396%, 09/20/2022 (P)		1,000,000	1,087,222
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.745%, 10/25/2034 (P)		$134,514	129,225
Magi Funding PLC, Series 2010-1A,
Class A
0.331%, 04/11/2021 (P)(S)	EUR	54,227	59,483
Mercator CLO II PLC, Series X, Class A1
0.226%, 02/18/2024 (P)		322,159	350,555
Neuberger Berman CLO XII, Ltd.,
Series 2012-12AR, Class A2R
1.427%, 07/25/2023 (P)(S)		$1,400,000	1,403,643
Panther CDO V BV, Series 2015-A,
Class A1
0.364%, 10/15/2084 (P)(S)	EUR	485,700	512,307
Penta CLO SA, Series 2007-1X, Class A1
0.398%, 06/04/2024 (P)		627,630	682,957
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.535%, 04/15/2020 (P)(S)		$55,840	55,688
SACO I Trust, Series 2005-10, Class 1A
0.704%, 06/25/2036 (P)		125,446	185,701
TOTAL ASSET BACKED SECURITIES (Cost $6,922,126)			$6,567,501

Global Bond Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	3,662	37,719
TOTAL COMMON STOCKS (Cost $11,535)		$37,719

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 2.025%	6,200	$148,552
TOTAL PREFERRED SECURITIES (Cost $69,750)		$148,552

MUNICIPAL BONDS - 0.1%
United States - 0.1%
New Jersey State Turnpike Authority
7.102%, 01/01/2041	$400,000	$560,500
TOTAL MUNICIPAL BONDS (Cost $584,831)		$560,500

ESCROW SHARES - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)	3,600,000	408,600
6.875%, 05/02/2018 (I)	4,200,000	487,200
TOTAL ESCROW SHARES (Cost $0)		$895,800

PURCHASED OPTIONS - 0.1%
Call options - 0.1%
Over the Counter on the USD vs. JPY
(Expiration Date: 07/02/2015; Strike
Price: $122.70; Counterparty: BNP
Paribas SA) (I)	3,400,000	59,180
Over the Counter on the USD vs. JPY
(Expiration Date: 07/20/2015; Strike
Rate: $122.00; Counterparty: HSBC
Bank USA) (I)	8,600,000	197,456
Over the Counter on the USD vs. JPY
(Expiration Date: 08/24/2015; Strike
Rate: $123.00; Counterparty: Deutsche
Bank AG) (I)	2,900,000	62,872
		319,508
Put options - 0.0%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Bank of America NA) (I)	5,000,000	15,406
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Citibank NA) (I)	3,100,000	9,552
		24,958
TOTAL PURCHASED OPTIONS (Cost $759,806)		$344,466

SHORT-TERM INVESTMENTS - 14.5%
Certificate of deposit - 1.4%
Credit Suisse New York 0.614%,
01/28/2016 *	$4,600,000	$4,600,488
Intesa Sanpaolo SpA 1.656%,
04/11/2016 *	3,200,000	3,208,243
		7,808,731
52

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government - 0.3%
U.S. Treasury Bills
0.005%, 08/06/2015 (D)*	$512,000	$512,000
0.018%, 08/13/2015 (D)*	281,000	281,000
0.020%, 07/23/2015 (D)*	281,000	280,998
0.026%, 10/08/2015 (D)*	603,000	602,940
		1,676,938
Repurchase agreement - 12.8%
Repurchase Agreement with Citigroup
dated 05/29/2015 at 0.200% to be
repurchased at $11,100,185 on
06/01/2015, collateralized by
$10,935,000 U.S. Treasury Notes,
2.500% due 05/15/2024 (valued at
$11,355,463, including interest)	11,100,000	11,100,000
Repurchase Agreement with HSBC Bank
dated 05/29/2015 at 0.200% to be
repurchased at $51,200,853 on
06/01/2015, collateralized by
$51,395,700 U.S. Treasury Inflation
Indexed Notes, 0.125% due 04/15/2019
(valued at $52,645,892,
including interest)	51,200,000	51,200,000
Repurchase Agreement with Morgan
Stanley dated 05/29/2015 at 0.200% to
be repurchased at $10,900,182 on
06/1/2015, collateralized by $9,591,900
U.S. Treasury Bonds, 3.625% due
02/15/2044 (valued at $11,161,091,
including interest)	10,900,000	10,900,000
Repurchase Agreement with State
Street Corp. dated 05/29/2015 at
0.000% to be repurchased at $189,000
on 06/01/2015, collateralized by
$195,000 Federal Home Loan
Mortgage Corp., 1.840% due
04/08/2020 (valued at $195,731,
including interest)	189,000	189,000
		73,389,000
TOTAL SHORT-TERM INVESTMENTS (Cost $82,865,918)		$82,874,669
Total Investments (Global Bond Fund)
(Cost $639,885,778) - 106.1%		$605,309,945
Other assets and liabilities, net - (6.1%)		(34,725,135)
TOTAL NET ASSETS - 100.0%		$570,584,810

SALE COMMITMENTS OUTSTANDING - (18.7)%
United States - (18.7)%
Federal National Mortgage Association
3.500%, TBA (C)	(12,200,000)	(12,720,281)
4.000%, TBA (C)	(35,300,000)	(37,648,928)
4.500%, TBA (C)	(51,700,000)	(56,184,109)
		(106,553,318)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(106,432,656))		$(106,553,318)

Global Real Estate Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 98.9%
Australia - 5.9%
BGP Holdings PLC (I)	4,606,148	$212,475
Dexus Property Group	8,017	48,918
Federation Centres, Ltd.	657,294	1,521,343
Goodman Group	335,548	1,669,473
Investa Office Fund	111,791	337,997
Mirvac Group	720,423	1,103,202
Novion Property Group	114,133	0
Scentre Group	919,236	2,763,791
Stockland	946,774	3,126,919
The GPT Group	573,116	2,016,323
Westfield Corp. (I)	719,111	5,294,071
		18,094,512
Canada - 2.0%
Allied Properties Real Estate Investment Trust	58,616	1,710,026
Calloway Real Estate Investment Trust	58,387	1,357,324
Chartwell Retirement Residences	194,266	1,719,901
First Capital Realty, Inc.	93,511	1,413,643
		6,200,894
China - 0.1%
China Vanke Company, Ltd., H Shares (I)	59,180	155,450
Finland - 0.4%
Citycon OYJ (I)	472,000	1,368,912
France - 3.6%
Gecina SA	5,750	755,330
ICADE	21,000	1,635,573
Klepierre (L)	96,000	4,259,254
Societe Fonciere Lyonnaise SA	8,500	403,587
Unibail-Rodamco SE	15,000	3,850,683
		10,904,427
Germany - 2.8%
Deutsche Annington Immobilien SE	120,000	3,798,178
Deutsche Wohnen AG	127,614	3,111,577
LEG Immobilien AG (I)	10,404	762,791
TLG Immobilien AG (I)	49,000	829,213
		8,501,759
Hong Kong - 8.5%
China Resources Land, Ltd.	258,000	831,629
Hang Lung Properties, Ltd.	496,000	1,565,561
Henderson Land Development Company, Ltd.	108,000	869,973
Hongkong Land Holdings, Ltd.	547,500	4,712,042
Kerry Properties, Ltd.	101,000	421,189
New World Development Company, Ltd. (L)	2,941,316	3,917,166
Sino Land Company, Ltd.	734,000	1,252,071
Sun Hung Kai Properties, Ltd.	355,173	6,006,414
Swire Properties, Ltd.	545,000	1,849,558
The Link, REIT	577,500	3,347,534
The Wharf Holdings, Ltd.	184,900	1,272,107
		26,045,244
Ireland - 0.4%
Hibernia REIT PLC	790,000	1,112,317
Japan - 12.3%
Advance Residence Investment Corp.	323	778,142
Aeon Mall Company, Ltd.	68,400	1,252,696
Daibiru Corp.	52,000	479,952
Global One Real Estate Investment Corp.	308	1,041,702
GLP J-REIT	329	322,456
Invesco Office J-REIT, Inc. (L)	1,032	893,677
Japan Logistics Fund, Inc.	552	1,133,045
Japan Real Estate Investment Corp.	645	2,960,057
53

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Retail Fund Investment Corp.	1,081	$2,165,253
Mitsubishi Estate Company, Ltd.	316,000	7,050,355
Mitsui Fudosan Company, Ltd.	236,000	6,858,913
Mori Hills REIT Investment Corp.	752	999,594
Nippon Accommodations Fund, Inc.	224	855,795
Nippon Building Fund, Inc.	225	1,049,922
Nomura Real Estate Office Fund, Inc.	369	1,686,495
NTT Urban Development Corp.	238,100	2,460,100
Premier Investment Corp.	159	869,672
Sekisui House REIT, Inc. (I)	662	744,136
Sumitomo Realty &
Development Company, Ltd.	2,000	76,724
Tokyo Tatemono Company, Ltd.	424,000	3,273,775
Top REIT, Inc.	220	923,019
		37,875,480
Jersey, Channel Islands - 0.2%
LXB Retail Properties PLC (I)	486,000	699,261
Netherlands - 0.4%
Wereldhave NV (L)	23,000	1,390,543
Singapore - 2.9%
Ascendas Real Estate Investment Trust	636,900	1,132,652
CapitaLand Commercial Trust	487,700	583,548
CapitaLand Mall Trust	415,700	667,859
CapitaLand, Ltd.	319,400	825,718
City Developments, Ltd.	163,800	1,277,106
Global Logistic Properties, Ltd.	1,408,600	2,882,428
Mapletree Industrial Trust	516,800	610,974
Suntec Real Estate Investment Trust	259,200	345,770
UOL Group, Ltd.	69,700	379,491
Wing Tai Holdings, Ltd.	62,600	90,531
		8,796,077
Spain - 0.2%
Lar Espana Real Estate Socimi SA	48,000	547,959
Sweden - 1.5%
Castellum AB	52,000	746,218
Fabege AB	129,000	1,798,372
Hufvudstaden AB, A Shares	91,000	1,166,036
Kungsleden AB	147,000	948,527
		4,659,153
Switzerland - 0.6%
PSP Swiss Property AG (I)	22,000	1,891,211
United Kingdom - 6.9%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	142,141
Capital & Counties Properties PLC	230,000	1,475,715
Great Portland Estates PLC	224,268	2,838,264
Hammerson PLC	308,500	3,152,986
Land Securities Group PLC	230,500	4,632,608
NewRiver Retail, Ltd.	114,000	558,683
Quintain Estates & Development PLC (I)	955,000	1,585,412
Segro PLC	105,793	689,095
St. Modwen Properties PLC	127,000	860,278
The British Land Company PLC	404,000	5,326,479
		21,261,661
United States - 50.2%
Alexandria Real Estate Equities, Inc.	17,544	1,626,855
American Realty Capital Properties, Inc.	247,641	2,196,576
American Residential Properties, Inc. (I)	49,958	926,721

Global Real Estate Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Apartment Investment & Management
Company, Class A	73,889	$2,802,610
BioMed Realty Trust, Inc.	47,386	966,201
Boston Properties, Inc.	44,090	5,733,023
Brandywine Realty Trust	119,955	1,688,966
Camden Property Trust	38,733	2,904,200
Chesapeake Lodging Trust	45,234	1,405,420
Columbia Property Trust, Inc.	18,330	476,580
Corporate Office Properties Trust	109,420	2,808,811
CubeSmart	148,514	3,533,148
DDR Corp.	136,446	2,308,666
DiamondRock Hospitality Company	158,747	2,090,698
Duke Realty Corp.	113,871	2,227,317
DuPont Fabros Technology, Inc.	65,016	2,096,116
Equity LifeStyle Properties, Inc.	24,074	1,319,014
Equity Residential	165,398	12,292,379
Essex Property Trust, Inc.	27,284	6,073,964
Extra Space Storage, Inc.	40,207	2,815,696
Federal Realty Investment Trust	35,442	4,765,886
General Growth Properties, Inc.	255,579	7,240,553
HCP, Inc.	40,809	1,580,124
Health Care REIT, Inc.	83,925	5,896,568
Healthcare Trust of America, Inc., Class A	95,133	2,358,347
Home Properties, Inc.	9,736	723,580
Host Hotels & Resorts, Inc.	76,468	1,523,243
Hudson Pacific Properties, Inc.	90,302	2,753,308
Kimco Realty Corp.	230,664	5,526,709
LTC Properties, Inc.	29,041	1,222,336
Medical Properties Trust, Inc.	8,094	109,755
National Health Investors, Inc.	19,104	1,263,539
National Retail Properties, Inc.	35,818	1,343,533
Paramount Group, Inc.	187,576	3,440,144
Pebblebrook Hotel Trust	60,222	2,582,319
Pennsylvania Real Estate Investment Trust	39,193	874,788
Prologis, Inc.	187,886	7,438,407
Public Storage	23,519	4,551,867
Regency Centers Corp.	21,280	1,343,619
Simon Property Group, Inc.	73,730	13,374,622
SL Green Realty Corp.	33,695	3,998,249
Spirit Realty Capital, Inc.	185,656	2,003,228
Store Capital Corp.	22,710	473,731
Strategic Hotels & Resorts, Inc. (I)	193,795	2,341,044
Sunstone Hotel Investors, Inc.	134,704	2,055,583
Taubman Centers, Inc.	30,313	2,244,071
The Macerich Company	29,465	2,419,371
UDR, Inc.	66,519	2,165,859
Ventas, Inc.	89,395	5,946,555
Vornado Realty Trust	22,628	2,260,311
		154,114,210
TOTAL COMMON STOCKS (Cost $254,114,797)		$303,619,070

RIGHTS - 0.0%
Deutsche Wohnen AG (I)(N)	127,614	4,205
TOTAL RIGHTS (Cost $0)		$4,205

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	423,974	4,241,949
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,241,878)		$4,241,949
54

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
BlackRock Cash Funds - Prime, 0.1357% (Y)	1,351,359	1,351,359
TOTAL SHORT-TERM INVESTMENTS (Cost $1,351,359)		$1,351,359
Total Investments (Global Real Estate Fund)
(Cost $259,708,034) - 100.8%		$309,216,583
Other assets and liabilities, net - (0.8%)		(2,337,806)
TOTAL NET ASSETS - 100.0%		$306,878,777

Health Sciences Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 94.0%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Class A (I)(R)	16,938	$194,535
Consumer staples - 2.0%
Food and staples retailing - 2.0%
CP ALL PCL	256,500	348,837
CVS Health Corp.	13,100	1,341,178
Diplomat Pharmacy, Inc. (I)	42,300	1,634,895
Rite Aid Corp. (I)	661,300	5,766,536
		9,091,446
		9,091,446
Financials - 0.3%
Diversified financial services - 0.1%
RPI International Holdings LP (I)(R)	3,456	407,470
Insurance - 0.2%
ProAssurance Corp.	23,800	1,075,284
		1,482,754
Health care - 88.4%
Biotechnology - 32.0%
Abcam PLC	112,900	922,089
ACADIA Pharmaceuticals, Inc. (I)	68,600	2,826,320
Acceleron Pharma, Inc. (I)	28,417	958,505
Acorda Therapeutics, Inc. (I)	3,600	109,728
Aduro Biotech, Inc. (I)	4,000	135,120
Advaxis, Inc. (I)	54,305	1,366,314
Agios Pharmaceuticals, Inc. (I)	1,500	183,030
Alexion Pharmaceuticals, Inc. (I)	90,400	14,811,136
Alkermes PLC (I)	92,800	5,670,080
Amicus Therapeutics, Inc. (I)	10,100	124,331
Array BioPharma, Inc. (I)	170,500	1,304,325
aTyr Pharma, Inc. (I)	4,000	91,560
Bellicum Pharmaceuticals, Inc. (I)	1,600	39,584
Bellicum Pharmaceuticals, Inc. (I)	40,285	990,664
Biogen, Inc. (I)	23,500	9,329,265
BioMarin Pharmaceutical, Inc. (I)	48,100	6,039,917
Bluebird Bio, Inc. (I)	22,300	4,331,775
Blueprint Medicines Corp. (I)	5,900	169,271
Calithera Biosciences, Inc. (I)	8,754	91,654
Celgene Corp. (I)	34,100	3,902,404
Cellectis SA, ADR (I)	2,800	120,120
Chimerix, Inc. (D)(I)	32,800	1,372,680
Clovis Oncology, Inc. (D)(I)	28,369	2,622,430
CoLucid Pharmaceuticals, Inc. (I)	12,400	107,632

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Dyax Corp. (I)	72,431	$1,907,833
Exelixis, Inc. (I)	176,100	554,715
FibroGen, Inc. (I)	14,400	262,224
Five Prime Therapeutics, Inc. (I)	13,000	333,320
Gilead Sciences, Inc. (I)	129,600	14,550,192
Immune Design Corp. (I)	15,600	340,548
Incyte Corp. (D)(I)	106,600	11,741,990
Insmed, Inc. (I)	105,500	2,314,670
Intercept Pharmaceuticals, Inc. (I)	4,200	1,071,819
Ironwood Pharmaceuticals, Inc. (I)	72,400	1,021,564
Ligand Pharmaceuticals, Inc. (I)	4,900	431,739
Medivation, Inc. (I)	3,700	488,585
Momenta Pharmaceuticals, Inc. (I)	43,400	861,490
Neurocrine Biosciences, Inc. (I)	126,600	5,552,676
Novavax, Inc. (I)	284,800	2,563,200
Ophthotech Corp. (I)	15,300	765,306
Orexigen Therapeutics, Inc. (I)	150,400	736,960
Portola Pharmaceuticals, Inc. (I)	5,400	225,828
Prothena Corp. PLC (I)	48,587	1,916,271
Puma Biotechnology, Inc. (I)	38,356	7,496,680
Receptos, Inc. (I)	7,700	1,269,653
Regeneron Pharmaceuticals, Inc. (I)	18,875	9,674,570
Retrophin, Inc. (I)	12,500	395,500
Spark Therapeutics, Inc. (I)	1,800	132,552
Spark Therapeutics, Inc. (I)	19,167	1,374,816
Sunesis Pharmaceuticals, Inc. (I)	53,100	125,847
Synageva BioPharma Corp. (I)	13,800	2,945,058
TESARO, Inc. (I)	42,117	2,474,795
Ultragenyx Pharmaceutical, Inc. (I)	12,158	1,057,746
United Therapeutics Corp. (I)	14,906	2,738,530
Vertex Pharmaceuticals, Inc. (I)	59,700	7,658,913
Vital Therapies, Inc. (I)	15,800	342,860
Xencor, Inc. (I)	16,500	299,310
		143,247,694
Health care equipment and supplies - 9.0%
Align Technology, Inc. (I)	13,700	831,179
Becton, Dickinson and Company	66,600	9,357,966
DexCom, Inc. (I)	13,900	996,908
Entellus Medical, Inc. (I)	2,400	56,040
EnteroMedics, Inc. (I)	54,900	65,331
GenMark Diagnostics, Inc. (I)	25,100	230,167
GN Store Nord A/S	69,572	1,498,697
HeartWare International, Inc. (I)	2,400	177,048
IDEXX Laboratories, Inc. (I)	13,300	1,803,480
Intuitive Surgical, Inc. (I)	10,500	5,121,375
Medtronic PLC	85,078	6,493,153
Oxford Immunotec Global PLC (I)	23,300	319,210
Sirona Dental Systems, Inc. (I)	45,600	4,501,632
Teleflex, Inc.	6,700	862,558
The Cooper Companies, Inc.	17,100	3,108,267
Thoratec Corp. (I)	45,971	2,086,624
Tornier NV (I)	47,700	1,267,866
West Pharmaceutical Services, Inc.	21,100	1,142,354
Wright Medical Group, Inc. (I)	19,400	531,560
		40,451,415
Health care providers and services - 24.0%
Acadia Healthcare Company, Inc. (I)	12,300	911,922
Adeptus Health, Inc., Class A (I)	6,700	469,335
Aetna, Inc.	126,700	14,946,799
Anthem, Inc.	47,900	8,040,015
Centene Corp. (I)	12,600	949,284
Cigna Corp.	70,600	9,942,598
55

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Community Health Systems, Inc. (I)	14,700	$813,057
DaVita HealthCare Partners, Inc. (I)	94,500	7,917,210
Envision Healthcare Holdings, Inc. (I)	27,100	1,001,345
Fresenius SE & Company KGaA	22,486	1,434,402
HCA Holdings, Inc. (I)	100,000	8,183,000
Henry Schein, Inc. (I)	17,900	2,535,893
Humana, Inc.	55,100	11,827,215
McKesson Corp.	59,700	14,162,631
Mediclinic International, Ltd.	53,005	466,258
MEDNAX, Inc. (I)	22,000	1,565,960
Odontoprev SA	66,200	234,982
Team Health Holdings, Inc. (I)	18,700	1,093,576
UnitedHealth Group, Inc.	112,800	13,559,688
Universal American Corp. (I)	20,900	214,434
Universal Health Services, Inc., Class B	35,800	4,638,964
WellCare Health Plans, Inc. (I)	30,100	2,578,667
		107,487,235
Health care technology - 0.6%
athenahealth, Inc. (I)	16,900	1,970,540
Castlight Health, Inc., B Shares (I)	53,868	470,268
Veeva Systems, Inc., Class A (I)	16,200	439,344
		2,880,152
Life sciences tools and services - 2.1%
Agilent Technologies, Inc.	129,334	5,327,267
Bruker Corp. (I)	43,500	863,040
Illumina, Inc. (I)	3,500	721,280
Mettler-Toledo International, Inc. (I)	3,400	1,103,912
Thermo Fisher Scientific, Inc.	9,400	1,218,522
		9,234,021
Pharmaceuticals - 20.7%
AbbVie, Inc.	157,623	10,496,116
Actavis PLC (I)	75,507	23,166,303
Aspen Pharmacare Holdings, Ltd. (I)	62,539	1,882,113
Astellas Pharma, Inc.	146,600	2,127,712
Bristol-Myers Squibb Company	84,500	5,458,700
Carbylan Therapeutics, Inc. (I)	38,700	289,863
Catalent, Inc. (I)	67,800	2,166,888
China Medical System Holdings, Ltd.	626,100	1,043,450
Eli Lilly & Company	92,600	7,306,140
Horizon Pharma PLC (I)	19,300	625,899
Jazz Pharmaceuticals PLC (I)	6,600	1,183,710
Mallinckrodt PLC (I)	9,583	1,240,424
Natco Pharma, Ltd.	4,536	156,351
Novartis AG	7,781	798,576
Novartis AG, ADR	7,600	780,748
Pacira Pharmaceuticals, Inc. (I)	28,400	2,221,164
Relypsa, Inc. (I)	20,300	746,837
Shire PLC, ADR	8,000	2,081,200
Supernus Pharmaceuticals, Inc. (I)	13,200	187,704
Takeda Pharmaceutical Company, Ltd.	28,700	1,392,297
Teva Pharmaceutical Industries, Ltd., ADR	94,900	5,703,490
The Medicines Company (I)	38,200	1,083,352
TherapeuticsMD, Inc. (I)	99,900	707,292
Valeant Pharmaceuticals International, Inc. (I)	74,900	17,883,873
Zeneca, Inc. (I)	33,315	20,489
Zoetis, Inc.	23,000	1,144,710
ZS Pharma, Inc. (I)	17,400	1,017,900
		92,913,301
		396,213,818

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials - 2.2%
Industrial conglomerates - 1.8%
Danaher Corp.	92,500	$7,984,600
Professional services - 0.4%
The Advisory Board Company (I)	34,630	1,758,165
TriNet Group, Inc. (I)	6,900	206,517
		1,964,682
		9,949,282
Information technology - 1.0%
Electronic equipment, instruments and components - 1.0%
FEI Company	27,600	2,252,160
Keysight Technologies, Inc. (I)	64,617	2,123,315
		4,375,475
		4,375,475
TOTAL COMMON STOCKS (Cost $252,328,379)		$421,307,310

PREFERRED SECURITIES - 0.9%
Consumer discretionary - 0.1%
Jand, Inc., Series D (I)(R)	37,822	434,397
Health care - 0.7%
Acerta Pharma BV, Series B (I)(R)	54,392	625,508
Actavis PLC	1,546	1,638,714
Anthem, Inc. (I)	7,500	408,300
aTyr Pharma, Inc., Series E (I)	11,471	245,150
Beigene, Ltd., Series A (I)(R)	107,621	125,917
REGENXBIO, Inc., Series D (I)(R)	8,481	81,162
Seres Health, Inc. (I)(R)	18,389	264,802
		3,389,553
Information technology - 0.1%
Doximity, Inc. (I)(R)	63,738	307,268
TOTAL PREFERRED SECURITIES (Cost $3,821,022)		$4,131,218

RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	10,400	44,200
TOTAL RIGHTS (Cost $26,000)		$44,200

SHORT-TERM INVESTMENTS - 4.8%
Money market funds - 4.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	2,000,000	2,000,000
T. Rowe Price Prime Reserve Investment
Fund, 0.0619% (Y)	19,474,039	19,474,039
TOTAL SHORT-TERM INVESTMENTS (Cost $21,474,039)		$21,474,039
Total Investments (Health Sciences Fund)
(Cost $277,649,440) - 99.7%		$446,956,767
Other assets and liabilities, net - 0.3%		1,282,830
TOTAL NET ASSETS - 100.0%		$448,239,597
56

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.4%
Brazil - 0.2%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	3,894,000	$1,217,478
Mexico - 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	1,209,151
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,276,545)			$2,426,629

CORPORATE BONDS - 89.6%
Consumer discretionary - 16.3%
Altice Financing SA
5.250%, 02/15/2023 (S)	EUR	250,000	285,558
6.625%, 02/15/2023 (S)		$4,000,000	4,145,000
Altice Finco SA
7.625%, 02/15/2025 (S)		1,070,000	1,096,750
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		1,100,000	1,166,000
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		3,217,351	3,027,451
Caesars Entertainment
Resort Properties LLC
8.000%, 10/01/2020		1,590,000	1,609,875
11.000%, 10/01/2021		4,250,000	3,960,150
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022 (S)		1,340,000	1,403,650
CEC Entertainment, Inc.
8.000%, 02/15/2022		1,300,000	1,319,500
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		655,000	648,450
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		1,690,000	1,795,613
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		1,340,000	1,323,250
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,286,500
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	1,071,790
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)		$1,780,000	1,793,350
Family Tree Escrow LLC
5.750%, 03/01/2023 (S)		3,290,000	3,466,838
FCA US LLC
8.250%, 06/15/2021		330,000	364,485
Fiat Chrysler Automobiles NV
4.500%, 04/15/2020 (S)		360,000	366,300
Fontainebleau Las Vegas Holdings LLC
11.000%, 06/15/2015 (H)(S)		3,000,000	15,000
GameStop Corp.
5.500%, 10/01/2019 (S)		1,190,000	1,234,625
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		1,900,000	1,947,500
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		1,240,000	1,311,300
Guitar Center, Inc.
9.625%, 04/15/2020 (S)		6,240,000	5,077,800
iHeartCommunications, Inc.
10.000%, 01/15/2018 (L)		3,060,000	2,639,250
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		2,080,000	2,165,800
Landry’s, Inc.
9.375%, 05/01/2020 (S)		1,500,000	1,614,375

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Levi Strauss & Company
5.000%, 05/01/2025 (S)		$940,000	$936,475
LKQ Corp.
4.750%, 05/15/2023		890,000	874,425
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	545,944
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$2,000,000	1,927,500
Medianews Group, Inc.
12.000%, 12/31/2018		1,800,000	1,719,599
MGM Resorts International
6.625%, 12/15/2021		960,000	1,032,000
Modular Space Corp.
10.250%, 01/31/2019 (S)		2,190,000	1,866,975
Monitronics International, Inc.
9.125%, 04/01/2020		2,063,000	2,026,898
Murphy Oil USA, Inc.
6.000%, 08/15/2023		1,290,000	1,370,625
NCL Corp., Ltd.
5.250%, 11/15/2019 (S)		500,000	516,850
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		1,500,000	1,620,000
Netflix, Inc.
5.500%, 02/15/2022 (S)		1,000,000	1,042,500
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		5,445,771	4,914,808
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		2,243,000	2,245,804
6.000%, 04/01/2022 (S)		500,000	518,500
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	275,000	363,949
Schaeffler Holding Finance BV, PIK
6.750%, 11/15/2022 (S)		$1,280,000	1,395,200
6.875%, 08/15/2018 (S)	EUR	1,720,000	1,967,775
Service Corp. International
7.500%, 04/01/2027		$1,300,000	1,521,000
Shea Homes LP
5.875%, 04/01/2023 (S)		1,100,000	1,133,000
6.125%, 04/01/2025 (S)		2,210,000	2,276,300
Speedway Motorsports, Inc.
5.125%, 02/01/2023 (S)		1,310,000	1,323,100
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		3,625,000	3,679,375
Standard Pacific Corp.
5.875%, 11/15/2024		910,000	946,400
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		650,000	656,500
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		970,000	974,850
5.875%, 04/15/2023 (S)		970,000	983,338
The William Carter Company
5.250%, 08/15/2021		1,450,000	1,500,750
Time Warner Cable, Inc.
7.300%, 07/01/2038		1,050,000	1,219,478
Toll Brothers Finance Corp.
6.750%, 11/01/2019		480,000	541,200
TVN Finance Corp. III AB
7.375%, 12/15/2020 (S)	EUR	1,233,000	1,496,477
Univision Communications, Inc.
5.125%, 02/15/2025 (S)		$1,180,000	1,173,510
57

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)	$2,130,000	$2,135,325
Virgin Media Finance PLC
5.750%, 01/15/2025 (S)	410,000	419,225
6.000%, 10/15/2024 (S)	2,160,000	2,251,800
6.375%, 04/15/2023 (S)	2,040,000	2,167,500
William Lyon Homes, Inc.
8.500%, 11/15/2020	2,840,000	3,088,500
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)	4,090,000	3,895,725
ZF North America Capital, Inc.
4.000%, 04/29/2020 (S)	940,000	956,450
Ziggo Bond Finance BV
5.875%, 01/15/2025 (S)	460,000	469,200
		107,830,990
Consumer staples - 5.9%
Alliance One International, Inc.
9.875%, 07/15/2021	2,560,000	2,227,200
Beverages & More, Inc.
10.000%, 11/15/2018 (S)	2,840,000	2,840,000
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)	1,990,000	1,960,150
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	3,560,000	3,760,250
Constellation Brands, Inc.
4.750%, 11/15/2024	3,090,000	3,202,013
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)	1,650,000	1,703,625
DS Services of America, Inc.
10.000%, 09/01/2021 (S)	2,400,000	2,814,000
HJ Heinz Finance Company
7.125%, 08/01/2039 (S)	1,170,000	1,521,000
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017	5,490,000	5,518,603
Pactiv LLC
7.950%, 12/15/2025	3,400,000	3,442,500
8.375%, 04/15/2027	1,170,000	1,193,400
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	2,190,000	2,222,850
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	3,550,000	3,328,125
Spectrum Brands, Inc.
5.750%, 07/15/2025 (S)	2,670,000	2,743,425
6.125%, 12/15/2024 (S)	910,000	966,875
		39,444,016
Energy - 17.1%
American Energy-Permian Basin LLC
8.000%, 06/15/2020 (S)	1,480,000	1,487,400
Antero Resources Corp.
5.125%, 12/01/2022	2,350,000	2,344,125
Approach Resources, Inc.
7.000%, 06/15/2021	580,000	536,500
Arch Coal, Inc.
7.000%, 06/15/2019	2,240,000	414,400
9.875%, 06/15/2019	2,370,000	521,400
Berry Petroleum Company LLC
6.375%, 09/15/2022	1,300,000	1,066,000
6.750%, 11/01/2020	1,000,000	855,000
BreitBurn Energy Partners LP
8.625%, 10/15/2020	1,110,000	987,900

High Yield Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
California Resources Corp.
6.000%, 11/15/2024 (L)	$3,460,000	$3,183,200
Calumet Specialty Products Partners LP
6.500%, 04/15/2021	1,500,000	1,501,875
7.625%, 01/15/2022	1,000,000	1,032,500
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023	570,000	581,400
7.500%, 09/15/2020	1,120,000	1,185,800
CGG SA
6.500%, 06/01/2021	3,850,000	3,272,500
Chesapeake Energy Corp.
4.875%, 04/15/2022	630,000	600,075
6.125%, 02/15/2021	990,000	1,007,325
6.625%, 08/15/2020	1,080,000	1,134,000
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	1,793,000	1,461,295
Comstock Resources, Inc.
9.500%, 06/15/2020	2,050,000	994,250
Crestwood Midstream Partners LP
6.125%, 03/01/2022	2,390,000	2,494,563
CrownRock LP
7.750%, 02/15/2023 (S)	1,340,000	1,430,450
EP Energy LLC
6.375%, 06/15/2023 (S)	1,970,000	1,972,463
EXCO Resources, Inc.
7.500%, 09/15/2018	2,000,000	1,375,000
Foresight Energy LLC
7.875%, 08/15/2021 (S)	1,605,000	1,544,813
FTS International, Inc.
6.250%, 05/01/2022	2,370,000	1,890,075
Gulfport Energy Corp.
6.625%, 05/01/2023 (S)	550,000	561,000
7.750%, 11/01/2020	810,000	856,575
Halcon Resources Corp.
8.625%, 02/01/2020 (S)	1,660,000	1,684,900
8.875%, 05/15/2021 (L)	3,450,000	2,423,625
9.750%, 07/15/2020 (L)	880,000	642,400
Hercules Offshore, Inc.
6.750%, 04/01/2022 (S)	2,030,000	614,075
7.500%, 10/01/2021 (S)	5,430,000	1,791,900
8.750%, 07/15/2021 (S)	95,000	31,825
10.250%, 04/01/2019 (S)	10,000	3,300
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	1,540,000	1,324,400
Key Energy Services, Inc.
6.750%, 03/01/2021	3,385,000	2,191,788
Kinder Morgan, Inc.
7.750%, 01/15/2032	1,690,000	1,984,655
Linn Energy LLC
6.500%, 09/15/2021	1,320,000	1,059,300
Magnum Hunter Resources Corp.
9.750%, 05/15/2020	4,000,000	3,450,000
MarkWest Energy Partners LP
4.875%, 12/01/2024 to 06/01/2025	5,170,000	5,182,100
Matador Resources Company
6.875%, 04/15/2023 (S)	1,510,000	1,551,525
MEG Energy Corp.
6.500%, 03/15/2021 (S)	1,800,000	1,746,000
7.000%, 03/31/2024 (S)	1,620,000	1,563,300
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	3,490,000	698,000
Murray Energy Corp.
11.250%, 04/15/2021 (S)	3,460,000	3,338,900
58

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Natural Resource Partners LP
9.125%, 10/01/2018		$740,000	$684,500
New Gulf Resources LLC
11.750%, 05/15/2019		2,230,000	1,494,100
Newfield Exploration Company
5.375%, 01/01/2026		400,000	414,000
NGL Energy Partners LP
5.125%, 07/15/2019		1,440,000	1,429,200
6.875%, 10/15/2021		2,030,000	2,126,425
Oasis Petroleum, Inc.
6.875%, 03/15/2022 (L)		710,000	725,975
6.875%, 01/15/2023		790,000	801,850
Pacific Drilling SA
5.375%, 06/01/2020 (S)		950,000	783,750
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)		1,090,000	997,350
Parker Drilling Company
6.750%, 07/15/2022		1,380,000	1,197,150
Parsley Energy LLC
7.500%, 02/15/2022 (S)		1,500,000	1,565,550
Petrobras Global Finance BV
4.375%, 05/20/2023		2,350,000	2,097,375
QEP Resources, Inc.
5.250%, 05/01/2023		1,000,000	1,000,000
5.375%, 10/01/2022		1,910,000	1,919,550
6.875%, 03/01/2021		810,000	864,675
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (H)		440,000	64,900
Rice Energy, Inc.
6.250%, 05/01/2022		3,160,000	3,240,959
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)		2,000,000	2,100,000
6.875%, 04/15/2040 (S)		610,000	661,850
Rose Rock Midstream LP
5.625%, 11/15/2023 (S)		1,370,000	1,349,450
Samson Investment Company
9.750%, 02/15/2020		5,000,000	412,500
Sanchez Energy Corp.
7.750%, 06/15/2021 (L)		4,840,000	4,936,800
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,700,000	1,513,000
SM Energy Company
5.625%, 06/01/2025		2,420,000	2,441,175
Summit Midstream Holdings LLC
5.500%, 08/15/2022		2,900,000	2,784,000
7.500%, 07/01/2021		1,430,000	1,494,350
Targa Resources Partners LP
5.250%, 05/01/2023		1,220,000	1,238,300
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)		980,000	962,850
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)		1,440,000	1,486,800
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		1,800,000	1,903,500
Triangle USA Petroleum Corp.
6.750%, 07/15/2022 (S)		860,000	726,700
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	294,482
			113,286,943
Financials - 9.8%
Ally Financial, Inc.
8.000%, 11/01/2031		$1,050,000	1,291,500

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		$2,490,000	$2,384,175
Barclays Bank PLC
7.625%, 11/21/2022		1,000,000	1,162,500
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		1,140,000	1,218,741
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)		1,310,000	1,357,160
CBRE Services, Inc.
5.250%, 03/15/2025		2,000,000	2,140,000
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		4,990,000	5,113,279
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)		4,790,000	4,807,963
CNO Financial Group, Inc.
4.500%, 05/30/2020		460,000	475,502
5.250%, 05/30/2025		2,310,000	2,396,625
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	644,731
7.500%, 07/08/2026		720,000	1,226,718
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		$3,645,000	2,770,200
CTR Partnership LP
5.875%, 06/01/2021		3,220,000	3,308,550
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,190,000	1,240,575
First Cash Financial Services, Inc.
6.750%, 04/01/2021		500,000	528,750
Genworth Holdings, Inc.
4.900%, 08/15/2023		750,000	668,906
7.700%, 06/15/2020		1,300,000	1,400,750
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		1,710,000	1,658,700
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)		2,360,000	2,501,600
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
U.S. ISDAFIX + 4.368%)
03/30/2025 (Q)		1,430,000	1,467,180
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)		1,160,000	1,191,900
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,500,339
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month LIBOR
+3.576%)
03/15/2037 (S)		$1,740,000	2,109,750
Navient Corp.
5.875%, 10/25/2024		2,150,000	2,053,250
Novo Banco SA
5.875%, 11/09/2015	EUR	700,000	774,192
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)		$3,680,000	3,684,600
59

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	$967,486
The Geo Group, Inc.
5.875%, 10/15/2024		$2,100,000	2,231,250
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		1,850,000	1,942,500
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		1,510,000	1,913,925
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	973,394
The Royal Bank of Scotland PLC
(13.125% to 03/19/2017, then 5 Year
Australian Dollar Swap Rate + 8.750%)
03/19/2022	AUD	5,160,000	4,540,990
TMX Finance LLC
8.500%, 09/15/2018 (S)		$1,600,000	1,355,200
			65,002,881
Health care - 7.2%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023 (S)		1,620,000	1,656,450
12.875%, 11/01/2018		1,469,000	1,623,245
Air Medical Merger Sub Corp.
6.375%, 05/15/2023 (S)		890,000	856,625
Concordia Healthcare Corp.
7.000%, 04/15/2023 (S)		2,520,000	2,535,750
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025		2,100,000	2,081,625
DJO Finco, Inc.
8.125%, 06/15/2021 (S)		5,200,000	5,356,000
DPx Holdings BV
7.500%, 02/01/2022 (S)		3,000,000	3,138,750
ExamWorks Group, Inc.
5.625%, 04/15/2023		2,590,000	2,648,275
Fresenius Medical
Care US Finance II, Inc.
4.750%, 10/15/2024 (S)		2,520,000	2,557,800
5.875%, 01/31/2022 (S)		1,100,000	1,193,500
HCA, Inc.
5.375%, 02/01/2025		4,250,000	4,377,500
7.500%, 02/15/2022		1,020,000	1,193,400
HealthSouth Corp.
5.125%, 03/15/2023		970,000	994,250
IASIS Healthcare LLC
8.375%, 05/15/2019		3,530,000	3,691,056
JLL/Delta Dutch Pledgeco BV, PIK
8.750%, 05/01/2020 (S)		3,730,000	3,790,613
Kindred Healthcare, Inc.
8.750%, 01/15/2023 (S)		1,020,000	1,132,200
Labco SAS
8.500%, 01/15/2018 (S)	EUR	299,000	343,169
Universal Hospital Services, Inc.
7.625%, 08/15/2020		$2,710,000	2,510,138
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/2020 (S)		3,270,000	3,408,975
5.500%, 03/01/2023 (S)		2,430,000	2,478,600
			47,567,921

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials - 16.7%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)		$40,000	$41,600
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		1,150,000	1,210,375
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		1,388,743	1,444,293
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		3,240,000	3,337,200
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)		2,674,202	2,787,855
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		1,930,000	1,973,425
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		1,510,000	1,574,175
6.500%, 07/15/2022 (S)		500,000	536,875
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		2,000,000	1,880,000
Astaldi SpA
7.125%, 12/01/2020	EUR	300,000	354,202
7.125%, 12/01/2020 (S)		1,470,000	1,735,589
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		$3,000,000	2,565,000
CBC Ammo LLC
7.250%, 11/15/2021 (S)		3,860,000	3,599,450
CMA CGM SA
8.875%, 04/15/2019 (S)	EUR	900,000	1,034,187
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		$70,010	73,336
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		356,485	380,548
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		30,318	33,350
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 02/10/2024		1,151,014	1,335,176
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 06/17/2018		1,329,667	1,475,931
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		529,051	579,311
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		3,680,000	3,864,000
Ducommun, Inc.
9.750%, 07/15/2018		1,414,000	1,495,305
Empresas ICA SAB de CV
8.875%, 05/29/2024 (S)		3,910,000	3,372,375
Erickson, Inc.
8.250%, 05/01/2020 (L)		1,696,000	1,284,720
Europcar Groupe SA
5.750%, 06/15/2022 (S)	EUR	800,000	897,399
9.375%, 04/15/2018 (S)		140,000	161,450
11.500%, 05/15/2017 (S)		1,480,000	1,823,712
11.500%, 05/15/2017		400,000	492,895
60

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,200,000	$2,252,250
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		1,290,000	1,286,775
Garda World Security Corp.
7.250%, 11/15/2021 (S)		1,050,000	1,029,000
Griffon Corp.
5.250%, 03/01/2022		1,170,000	1,175,850
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (L)		1,300,000	1,371,500
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		2,660,000	2,739,800
International Lease Finance Corp.
8.250%, 12/15/2020		2,620,000	3,183,300
8.625%, 01/15/2022		2,470,000	3,099,850
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,500,000	1,563,750
Jack Cooper Holdings Corp.
10.250%, 06/01/2020 (S)		3,030,000	2,655,038
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (S)		1,540,000	1,289,750
KION Finance SA
6.750%, 02/15/2020 (S)	EUR	3,817,000	4,479,420
KP Germany Erste GmbH
11.625%, 07/15/2017 (S)		870,000	1,031,733
11.625%, 07/15/2017		630,000	747,117
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)		783,000	939,516
8.750%, 12/15/2020		742,500	890,920
LMI Aerospace, Inc.
7.375%, 07/15/2019		$800,000	796,000
Michael Baker Holdings LLC, PIK
8.875%, 04/15/2019 (S)		4,100,000	3,772,000
Michael Baker International LLC
8.250%, 10/15/2018 (S)		1,500,000	1,468,125
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		2,930,000	2,981,275
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		3,000,000	3,007,500
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		1,780,000	1,820,050
Orbital ATK, Inc.
5.250%, 10/01/2021 (S)		840,000	871,500
SIG Combibloc Holdings SCA
7.750%, 02/15/2023 (S)	EUR	780,000	911,373
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		$1,380,000	1,469,700
syncreon Group BV
8.625%, 11/01/2021 (S)		1,750,000	1,400,000
Techniplas LLC
10.000%, 05/01/2020 (S)		630,000	641,025
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)	EUR	200,000	228,446
Triumph Group, Inc.
5.250%, 06/01/2022		$1,410,000	1,395,900
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		2,900,000	2,668,000
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021		2,676,031	2,803,143

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 04/11/2022		$840,000	$863,100
United Rentals North America, Inc.
5.500%, 07/15/2025		2,110,000	2,102,088
5.750%, 11/15/2024		1,300,000	1,321,125
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		1,559,362	1,676,314
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		1,063,596	1,106,140
USG Corp.
5.500%, 03/01/2025 (S)		860,000	890,100
WESCO Distribution, Inc.
5.375%, 12/15/2021		600,000	612,000
West Corp.
5.375%, 07/15/2022 (S)		2,140,000	2,075,800
XPO Logistics, Inc.
7.875%, 09/01/2019 (S)		2,650,000	2,845,438
			110,805,445
Information technology - 1.5%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		1,000,000	1,068,750
6.125%, 09/15/2023 (S)		400,000	441,000
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)		1,460,000	1,507,450
Ancestry.com, Inc.
11.000%, 12/15/2020		1,000,000	1,140,000
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)		1,720,000	1,741,500
CommScope, Inc.
4.375%, 06/15/2020 (S)		270,000	272,025
Equinix, Inc.
5.375%, 01/01/2022		1,470,000	1,529,719
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018		2,340,000	2,363,400
			10,063,844
Materials - 6.8%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)		900,000	982,764
Appvion, Inc.
9.000%, 06/01/2020 (S)		3,090,000	2,008,500
ArcelorMittal
5.125%, 06/01/2020		920,000	933,800
6.125%, 06/01/2025		1,660,000	1,689,050
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		1,551,360	1,654,138
Ardagh Packaging Finance PLC
9.250%, 10/15/2020 (S)	EUR	830,000	973,440
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		$2,400,000	2,268,000
BWAY Holding Company
9.125%, 08/15/2021 (S)		1,600,000	1,660,000
Celanese US Holdings LLC
4.625%, 11/15/2022		960,000	969,600
Cemex SAB de CV
5.700%, 01/11/2025 (S)		560,000	550,732
6.125%, 05/05/2025 (S)		550,000	554,950
Coeur Mining, Inc.
7.875%, 02/01/2021		2,210,000	1,900,600
61

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Coveris Holdings SA
7.875%, 11/01/2019 (S)		$2,000,000	$2,045,000
Eco Services Operations LLC
8.500%, 11/01/2022 (S)		1,010,000	1,010,000
Evraz Group SA
6.750%, 04/27/2018 (S)		3,200,000	3,072,000
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		3,000,000	2,298,750
9.750%, 03/01/2022 (S)		2,440,000	2,562,000
Global Brass & Copper, Inc.
9.500%, 06/01/2019		1,800,000	1,966,500
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		2,490,000	2,390,400
Hexion US Finance Corp.
8.875%, 02/01/2018		2,872,000	2,635,060
HIG BBC Intermediate Holdings LLC,
PIK
10.500%, 09/15/2018 (S)		1,600,000	1,588,000
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,424,774
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$3,270,000	163,500
NWH Escrow Corp.
7.500%, 08/01/2021 (S)		10,000	9,450
Ryerson, Inc.
9.000%, 10/15/2017		2,870,000	2,920,225
St. Barbara, Ltd.
8.875%, 04/15/2018 (S)		1,200,000	1,122,000
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		3,440,000	3,216,400
Verso Paper Holdings LLC
11.750%, 01/15/2019		1,150,000	836,625
			45,406,258
Telecommunication services - 6.7%
Axtel SAB de CV
9.000%, 01/31/2020 (S)		2,329,000	2,326,089
CenturyLink, Inc.
5.625%, 04/01/2025 (S)		1,190,000	1,149,838
5.800%, 03/15/2022		1,390,000	1,424,750
6.450%, 06/15/2021		1,250,000	1,332,813
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)		2,500,000	2,500,000
Communications Sales & Leasing, Inc.
8.250%, 10/15/2023 (S)		2,480,000	2,529,600
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		3,410,000	3,131,880
7.250%, 10/15/2020		1,910,000	1,936,263
Intelsat Luxembourg SA
8.125%, 06/01/2023		1,860,000	1,655,400
Level 3 Financing, Inc.
5.625%, 02/01/2023 (S)		1,180,000	1,218,350
7.000%, 06/01/2020		1,825,000	1,955,031
Oi SA
5.750%, 02/10/2022 (S)		1,080,000	950,400
Sprint Capital Corp.
6.875%, 11/15/2028		3,000,000	2,707,500
8.750%, 03/15/2032		13,010,000	13,270,200
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		2,800,000	2,835,000
Windstream Corp.
7.500%, 04/01/2023 (L)		3,710,000	3,329,725
			44,252,839

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities - 1.6%
Midwest Generation LLC, Series B
8.560%, 01/02/2016		$332,917	$332,917
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028		2,538,037	2,791,841
NRG REMA LLC
9.237%, 07/02/2017		1,391,257	1,478,210
9.681%, 07/02/2026		4,585,000	4,974,725
Red Oak Power LLC
9.200%, 11/30/2029		720,000	806,400
			10,384,093
TOTAL CORPORATE BONDS (Cost $629,923,809)			$594,045,230

CONVERTIBLE BONDS - 0.4%
Materials - 0.3%
Hercules, Inc.
6.500%, 06/30/2029		790,000	720,381
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (S)		2,087,667	1,482,244
			2,202,625
Telecommunication services - 0.1%
Axtel SAB de CV
9.000%, 01/31/2020 (S)	MXN	2,655,000	310,347
TOTAL CONVERTIBLE BONDS (Cost $3,228,874)			$2,512,972

TERM LOANS (M) - 4.3%
Consumer discretionary - 1.6%
AP NMT Acquisition BV
10.000%, 08/13/2022		$2,950,000	2,920,500
CWGS Group LLC
5.750%, 02/20/2020		3,311,000	3,333,763
Equinox Holdings, Inc.
9.750%, 07/31/2020		2,340,000	2,375,100
The Gymboree Corp.
5.000%, 02/23/2018		1,170,000	889,200
TOMS Shoes LLC
6.500%, 10/28/2020		1,200,000	1,109,500
			10,628,063
Consumer staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		970,000	977,275
Energy - 0.9%
Murray Energy Corp.
7.500%, 03/19/2021		1,250,000	1,213,750
Panda Temple Power LLC
7.250%, 03/04/2022		1,640,000	1,615,400
TPF II Power LLC
5.500%, 10/02/2021		1,506,225	1,527,312
Westmoreland Coal Company
7.500%, 12/16/2020		1,516,200	1,512,410
			5,868,872
Health care - 1.0%
Immucor, Inc.
5.000%, 08/17/2018		1,168,035	1,172,902
Physiotherapy Associates Holdings, Inc.
11.000%, 01/02/2017		2,450,000	2,428,563
Radnet Management, Inc.
8.000%, 03/25/2021		2,840,000	2,808,050
			6,409,515
62

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Industrials - 0.3%
Intelligrated, Inc.
4.503%, 07/30/2018	$1,763,959	$1,764,695
Information technology - 0.3%
Kronos, Inc.
9.750%, 04/30/2020	1,808,582	1,864,196
Materials - 0.1%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019	805,950	728,041
TOTAL TERM LOANS (Cost $28,042,769)		$28,240,657

COMMON STOCKS - 3.5%
Consumer discretionary - 0.3%
Bossier Casino Venture Holdco, Inc. (I)(S)	163,507	$0
Ford Motor Company	124,503	1,888,711
New Cotai LLC (I)	11	303,180
PB Investors II LLC (I)	110,176	1
		2,191,892
Financials - 2.1%
Citigroup, Inc.	99,793	5,396,805
JPMorgan Chase & Co.	48,826	3,211,774
KCAD Holdings I, Ltd. (I)	752,218,031	5,551,369
		14,159,948
Health care - 0.5%
Physiotherapy
Associates Holdings, Inc. (I)	33,100	3,089,885
Industrials - 0.5%
DeepOcean Group Holdings AS (I)	151,066	2,306,778
Horizon Lines, Inc., Class A (I)	1,454,827	1,044,566
		3,351,344
Materials - 0.1%
Mirabela Nickel, Ltd. (I)	5,975,613	570,154
TOTAL COMMON STOCKS (Cost $25,552,477)		$23,363,223

PREFERRED SECURITIES - 1.3%
Energy - 0.1%
Rex Energy Corp., 6.000%	13,900	$730,769
Financials - 1.2%
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	311,500	8,117,690
TOTAL PREFERRED SECURITIES (Cost $8,995,717)		$8,848,459

WARRANTS - 0.1%
Jack Cooper Holdings Corp. (Expiration
Date: 05/16/2018; Strike
Price: $27.33) (I)(S)	2,163	346,080
TOTAL WARRANTS (Cost $118,257)		$346,080

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	1,757,530	17,584,436
TOTAL SECURITIES LENDING COLLATERAL (Cost $17,584,340)		$17,584,436

High Yield Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
State Street Institutional Liquid Reserves
Fund, 0.0993% (Y)	5,850,159	5,850,159
TOTAL SHORT-TERM INVESTMENTS (Cost $5,850,159)		$5,850,159
Total Investments (High Yield Fund) (Cost $722,572,947) - 103.1%		$683,217,845
Other assets and liabilities, net - (3.1%)		(20,499,866)
TOTAL NET ASSETS - 100.0%		$662,717,979

International Growth Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 98.9%
Argentina - 1.5%
MercadoLibre, Inc.	101,200	$14,687,156
Australia - 1.0%
Cochlear, Ltd.	59,519	4,016,378
Fortescue Metals Group, Ltd.	2,915,173	5,350,320
		9,366,698
China - 16.3%
Alibaba Group Holding, Ltd., ADR (I)	374,174	33,421,220
Baidu, Inc., ADR (I)	246,500	48,659,100
JD.com, Inc., ADR (I)	150,900	5,082,312
New Oriental Education & Technology
Group, Inc., ADR (I)	363,400	8,659,822
Tencent Holdings, Ltd.	2,974,900	59,328,162
Youku Tudou, Inc., ADR (I)	169,412	4,569,042
		159,719,658
Denmark - 3.6%
Chr Hansen Holding A/S	121,695	5,936,095
Novo Nordisk A/S, Class B	301,350	17,095,677
Novozymes A/S, B Shares	246,174	11,830,196
		34,861,968
France - 4.3%
Essilor International SA	47,685	5,817,192
Kering	87,780	15,401,614
L’Oreal SA	111,234	20,978,862
		42,197,668
Germany - 4.8%
AIXTRON SE (I)	271,910	2,067,463
BASF SE	97,169	9,014,799
HeidelbergCement AG	76,715	6,231,140
MorphoSys AG (I)	46,867	3,449,653
Rocket Internet SE (I)(S)	84,011	3,755,422
Rocket Internet SE (I)(S)	101,066	4,355,227
Volkswagen AG	35,281	8,516,031
Zalando SE (I)(S)	280,905	9,078,619
		46,468,354
Hong Kong - 5.1%
AIA Group, Ltd.	5,488,000	36,026,160
Hong Kong Exchange & Clearing, Ltd.	356,828	13,691,913
		49,718,073
Ireland - 1.6%
Bank of Ireland (I)	23,916,965	9,160,239
63

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

International Growth Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
James Hardie Industries PLC	452,708	$6,073,874
		15,234,113
Italy - 3.7%
EXOR SpA	229,248	11,426,592
UniCredit SpA	3,559,136	24,970,886
		36,397,478
Japan - 10.3%
M3, Inc.	646,400	12,271,362
Rakuten, Inc.	1,547,100	25,303,705
SBI Holdings, Inc.	396,000	5,636,962
SMC Corp.	63,600	19,178,451
SoftBank Corp.	647,200	38,525,915
		100,916,395
Netherlands - 1.3%
ASML Holding NV	109,704	12,279,557
Norway - 1.0%
Schibsted ASA, Class A	152,692	9,778,615
Peru - 1.3%
Credicorp, Ltd.	86,705	12,237,544
Portugal - 0.4%
Jeronimo Martins SGPS SA	278,393	3,824,677
Russia - 1.3%
Magnit PJSC, GDR (I)	195,463	10,209,472
Mail.ru Group, Ltd., GDR (I)	95,493	2,186,634
		12,396,106
South Korea - 2.0%
Celltrion, Inc. (I)	131,727	8,171,164
NAVER Corp.	20,632	11,308,246
		19,479,410
Spain - 8.8%
Banco Popular Espanol SA	5,357,743	26,403,788
Banco Santander SA	1,574,528	11,225,240
Distribuidora Internacional de Alimentacion SA	943,416	7,512,698
Inditex SA	1,242,660	41,141,652
		86,283,378
Sweden - 8.4%
Alfa Laval AB	412,368	7,789,931
Atlas Copco AB, A Shares	851,313	25,756,615
Elekta AB, B Shares	650,203	4,574,543
Investment AB Kinnevik, B Shares	698,638	23,350,817
Svenska Handelsbanken AB, A Shares	1,008,558	15,207,993
Volvo AB, B Shares	454,233	5,905,039
		82,584,938
Switzerland - 3.8%
Cie Financiere Richemont SA	212,327	18,338,819
Syngenta AG	42,329	19,261,247
		37,600,066
Turkey - 1.1%
BIM Birlesik Magazalar AS	600,027	11,008,191
United Kingdom - 17.3%
Aggreko PLC	567,828	13,989,596
ARM Holdings PLC	1,575,156	27,861,912
ASOS PLC (I)	97,351	5,491,239
Fiat Chrysler Automobiles NV (I)	3,212,332	51,385,356
Meggitt PLC	485,415	3,782,625

International Growth Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ocado Group PLC (I)	873,742	$4,876,827
Prudential PLC	1,014,769	25,287,534
Rolls-Royce Holdings PLC (I)	1,906,956	29,167,852
Standard Chartered PLC	479,766	7,675,736
		169,518,677
TOTAL COMMON STOCKS (Cost $775,219,806)		$966,558,720

RIGHTS - 0.0%
Rolls-Royce Holdings PLC (I)(N)	260,265,555	397,789
TOTAL RIGHTS (Cost $391,426)		$397,789

SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
BlackRock Cash Funds - Prime, 0.1357% (Y)	8,890,213	8,890,213
TOTAL SHORT-TERM INVESTMENTS (Cost $8,890,213)		$8,890,213
Total Investments (International Growth Opportunities Fund)
(Cost $784,501,445) - 99.8%		$975,846,722
Other assets and liabilities, net - 0.2%		1,629,475
TOTAL NET ASSETS - 100.0%		$977,476,197

International Growth Stock Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 92.0%
Australia - 3.8%
Amcor, Ltd.	1,296,444	$14,307,618
Aurizon Holdings, Ltd.	858,749	3,490,267
Brambles, Ltd.	968,777	8,436,756
CSL, Ltd.	84,775	6,040,279
		32,274,920
Belgium - 1.2%
Anheuser-Busch InBev NV	80,476	9,710,191
Brazil - 3.7%
Banco Bradesco SA, ADR	1,374,536	12,095,917
BM&FBovespa SA	3,594,940	12,670,237
BRF SA	289,889	5,863,649
		30,629,803
Canada - 7.3%
Canadian National Railway Company	109,408	6,490,052
Cenovus Energy, Inc.	224,655	3,706,916
CGI Group, Inc., Class A (I)	348,062	14,744,215
Encana Corp.	688,341	8,723,266
Fairfax Financial Holdings, Ltd.	16,997	8,561,234
Great-West Lifeco, Inc.	194,938	5,647,810
Suncor Energy, Inc.	446,923	13,063,405
		60,936,898
China - 4.6%
Baidu, Inc., ADR (I)	69,467	13,712,786
CNOOC, Ltd.	2,340,907	3,643,993
Great Wall Motor Company, Ltd., H Shares	1,711,000	10,993,907
Industrial & Commercial Bank of China, Ltd.,
H Shares	12,120,539	10,495,821
		38,846,507
64

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark - 2.7%
Carlsberg A/S, Class B	143,877	$13,211,481
Novo Nordisk A/S, Class B	166,297	9,434,079
		22,645,560
France - 3.1%
Publicis Groupe SA	214,484	17,136,975
Schneider Electric SE	115,845	8,733,567
		25,870,542
Germany - 7.1%
adidas AG	70,087	5,515,338
Allianz SE	62,991	9,903,181
Deutsche Boerse AG	174,660	14,021,290
Deutsche Post AG	180,062	5,441,415
ProSiebenSat. 1 Media AG	230,545	11,040,704
SAP SE	179,078	13,295,457
		59,217,385
Hong Kong - 3.6%
Galaxy Entertainment Group, Ltd.	2,176,910	10,377,540
Hutchison Whampoa, Ltd.	1,313,410	19,484,060
		29,861,600
Israel - 2.4%
Teva Pharmaceutical Industries, Ltd., ADR	329,529	19,804,693
Japan - 7.0%
Denso Corp.	79,953	4,171,448
FANUC Corp.	17,388	3,828,509
Japan Tobacco, Inc.	406,700	14,759,130
Keyence Corp.	9,773	5,243,041
Komatsu, Ltd.	361,417	7,597,620
Toyota Motor Corp.	177,370	12,235,069
Yahoo Japan Corp.	2,386,000	10,650,215
		58,485,032
Mexico - 2.1%
Fomento Economico Mexicano SAB
de CV, ADR	57,949	5,151,666
Grupo Televisa SAB, ADR	321,098	12,153,559
		17,305,225
Netherlands - 1.3%
Royal Dutch Shell PLC, B Shares	368,954	11,164,077
Singapore - 3.6%
Avago Technologies, Ltd.	112,048	16,590,947
United Overseas Bank, Ltd.	772,834	13,247,068
		29,838,015
South Korea - 1.5%
Samsung Electronics Company, Ltd.	10,700	12,587,205
Spain - 1.1%
Amadeus IT Holding SA, A Shares	208,558	9,488,041
Sweden - 3.0%
Getinge AB, B Shares	14,588	353,077
Investor AB, B Shares	329,454	13,020,360
Telefonaktiebolaget LM Ericsson, B Shares	1,014,345	11,417,041
		24,790,478
Switzerland - 9.2%
ABB, Ltd. (I)	501,859	11,004,285
Julius Baer Group, Ltd. (I)	216,817	11,837,008
Novartis AG	60,835	6,243,587
Roche Holding AG	43,574	13,284,458
Syngenta AG	32,560	14,815,994
The Swatch Group AG	14,175	5,635,603

International Growth Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG	660,294	$14,210,711
		77,031,646
Taiwan - 1.6%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,751,000	13,086,609
Thailand - 1.6%
Kasikornbank PCL, NVDR	2,352,400	13,597,057
Turkey - 0.9%
Akbank TAS	2,666,207	7,937,384
United Kingdom - 19.6%
Aberdeen Asset Management PLC	1,345,919	9,203,193
British American Tobacco PLC	319,976	17,673,855
Centrica PLC	1,298,002	5,499,562
Compass Group PLC	763,182	13,366,324
Informa PLC	799,046	7,097,933
Kingfisher PLC	2,172,217	12,324,529
Lloyds Banking Group PLC	6,739,948	9,062,443
Next PLC	69,010	7,937,412
Reed Elsevier PLC	1,038,383	17,232,435
Sky PLC	1,632,902	26,353,288
Smith & Nephew PLC	469,339	8,328,843
Unilever NV	213,839	9,135,831
WPP PLC	868,417	20,517,352
		163,733,000
TOTAL COMMON STOCKS (Cost $628,700,735)		$768,841,868

SHORT-TERM INVESTMENTS - 7.1%
Money market funds - 7.1%
Fidelity Institutional Government Portfolio
0.010%, (Y)	59,207,672	59,207,672
TOTAL SHORT-TERM INVESTMENTS (Cost $59,207,672)		$59,207,672
Total Investments (International Growth Stock Fund)
(Cost $687,908,407) - 99.1%		$828,049,540
Other assets and liabilities, net - 0.9%		7,754,775
TOTAL NET ASSETS - 100.0%		$835,804,315

International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 89.9%
Austria - 1.2%
Wienerberger AG	627,985	$10,029,500
Bahamas - 1.2%
Steiner Leisure, Ltd. (I)	205,100	10,062,205
Belgium - 1.3%
Barco NV	99,780	6,803,012
Ontex Group NV	133,940	4,135,967
		10,938,979
Brazil - 1.0%
Cia de Saneamento de Minas Gerais-COPASA	150,200	742,916
Grendene SA	790,300	4,308,292
Tupy SA	567,800	3,088,213
		8,139,421
65

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada - 6.1%
AGF Management, Ltd., Class B	471,000	$2,639,812
Canaccord Genuity Group, Inc.	542,706	2,875,870
Dorel Industries, Inc., Class B	254,600	6,872,726
Enerflex, Ltd.	205,000	2,329,246
Ensign Energy Services, Inc.	353,900	3,349,472
Genworth MI Canada, Inc. (L)	194,900	5,298,785
HudBay Minerals, Inc.	1,268,370	11,341,488
Laurentian Bank of Canada	83,100	3,193,430
Mullen Group, Ltd. (L)	364,270	6,107,293
Precision Drilling Corp. (L)	933,000	6,181,988
		50,190,110
China - 4.8%
China ZhengTong Auto
Services Holdings, Ltd.	16,221,000	10,552,006
Goldpac Group, Ltd. (L)	5,136,000	4,250,430
Kingdee International Software
Group Company, Ltd. (L)	22,892,000	18,250,805
Shenguan Holdings Group, Ltd.	12,272,000	3,598,910
SinoMedia Holding, Ltd. (L)	5,053,000	3,115,133
		39,767,284
Finland - 3.9%
Amer Sports OYJ	626,538	15,988,958
Huhtamaki OYJ	485,506	16,372,305
		32,361,263
France - 1.0%
Beneteau SA	250,390	3,843,885
IPSOS	169,090	4,519,600
		8,363,485
Germany - 3.6%
Gerresheimer AG	225,850	12,891,113
Kloeckner & Company SE (L)	1,138,005	9,946,072
Leoni AG	108,830	7,104,573
		29,941,758
Hong Kong - 8.8%
Dah Sing Financial Holdings, Ltd.	794,774	5,860,293
Digital China Holdings, Ltd.	2,661,000	4,766,248
EVA Precision Industrial Holdings, Ltd.	18,640,000	5,779,584
Luk Fook Holdings International, Ltd.	2,548,000	8,100,836
Sitoy Group Holdings, Ltd.	5,991,000	4,013,899
Stella International Holdings, Ltd.	2,553,000	6,334,037
Techtronic Industries Company, Ltd.	4,806,500	16,523,397
Value Partners Group, Ltd.	7,779,000	15,550,863
Yingde Gases Group Company, Ltd.	7,904,500	6,253,769
		73,182,926
India - 0.5%
Jain Irrigation Systems, Ltd.	4,023,453	4,222,440
Italy - 2.5%
Amplifon SpA	614,675	4,883,154
Azimut Holding SpA	136,299	3,874,123
MARR SpA	300,246	5,538,841
Sorin SpA (I)	2,270,327	6,720,784
		21,016,902
Japan - 15.4%
Aderans Company, Ltd.	344,600	3,056,859
Asahi Company, Ltd. (L)	248,800	2,148,898
Asics Corp.	627,400	16,663,624
Capcom Company, Ltd.	223,500	4,312,057
Daibiru Corp.	441,200	4,072,206

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Descente, Ltd.	863,860	$13,127,316
en-japan, Inc.	75,100	1,023,508
Keihin Corp.	495,100	8,254,139
Kobayashi Pharmaceutical Company, Ltd.	212,900	13,766,679
KYB Company, Ltd.	345,800	1,274,311
Meitec Corp.	351,511	12,797,404
Nissin Kogyo Company, Ltd.	346,110	5,845,272
Shinko Plantech Company, Ltd.	574,100	4,793,155
Square Enix Holdings Company, Ltd.	382,800	8,334,132
Tokai Rika Company, Ltd.	210,300	5,411,780
Tsugami Corp.	904,000	5,548,394
Tsumura & Company	494,200	10,773,500
Unipres Corp.	280,400	6,203,606
		127,406,840
Luxembourg - 1.2%
Grand City Properties SA (I)	423,140	7,391,680
Oriflame Cosmetics SA (I)(L)	149,210	2,249,868
		9,641,548
Netherlands - 5.1%
Aalberts Industries NV	495,531	15,303,891
Accell Group	195,391	3,572,580
Arcadis NV	443,640	12,579,518
Beter Bed Holding NV	233,140	5,824,633
USG People NV	369,684	5,094,444
		42,375,066
Norway - 1.7%
Ekornes ASA	341,120	4,615,461
Tomra Systems ASA	967,050	9,405,901
		14,021,362
Singapore - 0.1%
Sakari Resources, Ltd. (I)	1,380,000	972,480
South Korea - 8.6%
Binggrae Company, Ltd.	94,434	7,584,455
BS Financial Group, Inc.	925,142	13,086,258
DGB Financial Group, Inc.	946,274	11,188,102
Hyundai Mipo Dockyard Company, Ltd. (I)	62,160	4,380,852
KIWOOM Securities Company, Ltd.	63,194	4,263,128
Korea Investment Holdings Company, Ltd.	93,950	5,602,200
Mirae Asset Securities Company, Ltd.	32,370	1,663,197
Sindoh Company, Ltd.	172,670	11,780,596
Youngone Corp.	205,942	11,210,107
		70,758,895
Spain - 1.8%
Construcciones y Auxiliar de Ferrocarriles SA	21,113	6,954,170
Melia Hotels International SA	265,768	3,455,769
Tecnicas Reunidas SA	95,970	4,774,158
		15,184,097
Sweden - 1.3%
Bulten AB (L)	328,695	3,354,380
Duni AB	337,670	5,004,021
Orexo AB (I)(L)	215,730	2,191,159
		10,549,560
Switzerland - 2.4%
Logitech International SA (L)	692,260	11,096,928
Vontobel Holding AG	188,116	8,601,671
		19,698,599
Taiwan - 4.3%
D-Link Corp.	8,777,101	4,235,259
66

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Giant Manufacturing Company, Ltd.	1,263,746	$10,749,124
Simplo Technology Company, Ltd.	2,537,300	11,648,857
Tripod Technology Corp.	4,908,000	9,078,975
		35,712,215
United Kingdom - 12.1%
Bellway PLC	188,936	6,793,133
Bovis Homes Group PLC	268,950	4,500,842
Debenhams PLC	4,278,700	6,204,874
Devro PLC	872,350	4,355,159
Dignity PLC	141,728	4,602,566
Foxtons Group PLC	1,124,200	4,876,405
Greggs PLC	892,680	16,200,420
HomeServe PLC	1,078,700	7,142,048
Laird PLC	1,579,560	9,329,490
Man Group PLC	3,979,388	10,873,970
Oxford Instruments PLC	371,232	6,161,191
SIG PLC	3,849,620	11,819,674
UBM PLC	890,510	7,577,751
		100,437,523
TOTAL COMMON STOCKS (Cost $580,075,958)		$744,974,458

PREFERRED SECURITIES - 1.2%
Brazil - 0.5%
Alpargatas SA	1,371,400	4,261,011
Germany - 0.7%
Draegerwerk AG & Company KGaA	54,800	6,030,854
TOTAL PREFERRED SECURITIES (Cost $11,245,473)		$10,291,865

EXCHANGE-TRADED FUNDS - 2.6%
iShares MSCI EAFE ETF	148,000	9,862,720
iShares MSCI EAFE Small-Cap ETF (L)	228,600	11,994,642
TOTAL EXCHANGE-TRADED FUNDS (Cost $21,157,740)		$21,857,362

SECURITIES LENDING COLLATERAL - 5.8%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	4,781,518	47,840,047
TOTAL SECURITIES LENDING COLLATERAL (Cost $47,839,476)		$47,840,047

SHORT-TERM INVESTMENTS - 5.7%
U.S. Government Agency - 5.7%
Federal Farm Credit Bank
0.010%, 06/01/2015*	$47,000,000	$46,999,987
TOTAL SHORT-TERM INVESTMENTS (Cost $47,000,000)		$46,999,987
Total Investments (International Small Cap Fund)
(Cost $707,318,647) - 105.2%		$871,963,719
Other assets and liabilities, net - (5.2%)		(43,308,714)
TOTAL NET ASSETS - 100.0%		$828,655,005

International Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 95.9%
Australia - 0.3%
WorleyParsons, Ltd.	778,368	$6,442,014

International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium - 0.5%
UCB SA	131,280	$9,379,578
Brazil - 0.5%
BM&FBovespa SA	3,001,800	10,579,736
Canada - 4.5%
Cenovus Energy, Inc.	1,013,800	16,728,189
Ensign Energy Services, Inc.	1,076,100	10,184,703
HudBay Minerals, Inc.	2,001,400	17,896,082
Precision Drilling Corp.	2,743,600	18,178,887
Suncor Energy, Inc.	691,100	20,200,615
Trican Well Service, Ltd.	1,913,600	5,954,995
		89,143,471
China - 6.3%
China Life Insurance Company, Ltd., H Shares	3,234,000	15,484,947
China Telecom Corp., Ltd., H Shares	38,061,589	25,782,903
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	5,917,600	19,592,201
Sinopec Engineering Group Company, Ltd.,
H Shares	16,100,000	15,773,538
Sinopharm Group Company, Ltd., H Shares	2,435,600	11,596,180
Springland International Holdings, Ltd.	20,863,500	7,580,179
Trina Solar, Ltd., ADR (I)(L)	2,266,056	28,031,113
		123,841,061
Denmark - 0.4%
FLSmidth & Company A/S (L)	154,050	7,640,681
France - 9.9%
AXA SA	1,502,907	37,762,403
BNP Paribas SA	695,710	41,904,841
Cie de Saint-Gobain	366,380	17,041,116
Cie Generale des Etablissements Michelin (L)	211,210	22,598,284
Sanofi	248,346	24,457,152
Societe Generale SA (L)	143,615	6,691,603
Technip SA	391,510	25,800,062
Total SA	357,552	18,043,987
		194,299,448
Germany - 7.9%
Bayer AG (L)	155,070	22,045,945
Deutsche Boerse AG	289,090	23,207,459
Deutsche Lufthansa AG (I)	889,500	12,538,424
Gerresheimer AG	166,570	9,507,517
Kloeckner & Company SE (L)	684,810	5,985,184
Merck KGaA	159,438	17,083,678
Metro AG	376,850	13,124,257
MorphoSys AG (I)	166,530	12,257,468
Muenchener Rueckversicherungs AG	67,786	12,525,765
Siemens AG	244,939	25,808,679
		154,084,376
Hong Kong - 4.6%
China Mobile, Ltd.	1,681,500	22,124,597
Digital China Holdings, Ltd.	6,696,000	11,993,535
First Pacific Company, Ltd.	3,525,000	3,335,380
GCL-Poly Energy Holdings, Ltd. (I)	105,824,000	28,200,355
Kingboard Chemical Holdings, Ltd.	8,469,800	16,424,962
Kunlun Energy Company, Ltd.	6,622,000	7,177,902
		89,256,731
India - 0.8%
Hero Motorcorp, Ltd.	144,400	6,077,794
Jain Irrigation Systems, Ltd.	3,085,827	3,238,442
LIC Housing Finance, Ltd.	1,022,340	6,702,037
		16,018,273
67

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland - 0.9%
CRH PLC	645,520	$18,080,618
Israel - 1.6%
Teva Pharmaceutical Industries, Ltd., ADR	532,380	31,996,038
Italy - 2.9%
Eni SpA	1,031,119	18,581,354
Saipem SpA (I)	647,666	8,236,419
UniCredit SpA	4,288,269	30,086,481
		56,904,254
Japan - 5.8%
Canon, Inc.	207,900	7,174,265
Capcom Company, Ltd.	385,200	7,431,787
ITOCHU Corp.	2,275,500	30,583,250
Nissan Motor Company, Ltd.	3,078,000	31,967,620
SoftBank Corp.	365,700	21,769,047
Toyota Motor Corp.	207,600	14,320,350
		113,246,319
Netherlands - 6.9%
Aegon NV	3,265,290	24,903,770
Akzo Nobel NV	292,280	22,223,872
ING Groep NV	1,294,598	21,375,791
QIAGEN NV (I)	781,000	19,147,252
Royal Dutch Shell PLC, B Shares	670,813	20,297,945
SBM Offshore NV (I)	2,117,520	28,171,252
		136,119,882
Norway - 0.8%
Telenor ASA (L)	699,791	15,843,559
Russia - 0.3%
Lukoil OAO, ADR	111,948	5,344,398
Singapore - 0.8%
United Overseas Bank, Ltd.	892,900	15,305,107
South Africa - 0.3%
Petra Diamonds, Ltd. (I)	2,045,400	5,439,578
South Korea - 11.9%
Daewoo International Corp.	358,273	8,585,055
Hana Financial Group, Inc.	1,511,881	40,370,231
Hyundai Mobis Company, Ltd.	88,788	17,882,049
Hyundai Motor Company	66,360	9,430,776
KB Financial Group, Inc., ADR	1,185,387	42,496,124
KIWOOM Securities Company, Ltd.	115,647	7,801,658
Korea Investment Holdings Company, Ltd.	266,524	15,892,717
POSCO	100,621	22,154,735
Samsung Electronics Company, Ltd., GDR (S)	115,664	68,638,026
		233,251,371
Spain - 1.0%
Telefonica SA	1,349,326	19,125,782
Sweden - 0.5%
Getinge AB, B Shares	433,131	10,483,165
Switzerland - 7.3%
ABB, Ltd. (I)	651,930	14,294,898
Basilea Pharmaceutica (I)	46,800	6,318,405
Credit Suisse Group AG (I)	1,496,201	39,687,140
GAM Holding AG (I)	503,460	11,227,254
Lonza Group AG (I)	102,350	14,391,727
Meyer Burger Technology AG (I)(L)	805,420	6,455,671
Roche Holding AG	135,970	41,453,337
Swiss Re AG	94,553	8,496,042
		142,324,474

International Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand - 0.7%
Bangkok Bank PCL	2,446,200	$13,208,820
United Arab Emirates - 0.5%
Dragon Oil PLC	862,060	8,975,122
United Kingdom - 16.9%
Aberdeen Asset Management PLC	1,226,770	8,388,470
Aviva PLC	2,432,160	19,508,285
BAE Systems PLC	3,273,710	25,824,226
Barclays PLC	4,270,910	17,685,914
BP PLC	2,949,802	20,411,793
Carillion PLC	1,896,740	9,620,134
GlaxoSmithKline PLC	1,207,355	26,826,425
HSBC Holdings PLC	2,348,150	22,309,191
Kingfisher PLC	4,503,790	25,553,199
Marks & Spencer Group PLC	3,341,630	29,811,004
Noble Corp. PLC	928,090	15,545,508
Petrofac, Ltd.	2,131,110	29,496,995
Serco Group PLC	1,872,132	3,933,797
Standard Chartered PLC	1,118,280	17,891,268
Subsea 7 SA	1,116,779	11,697,209
Tesco PLC	9,544,340	31,120,029
Vodafone Group PLC	4,206,086	16,441,523
		332,064,970
United States - 1.1%
Halliburton Company	464,000	21,065,600
TOTAL COMMON STOCKS (Cost $1,716,277,172)		$1,879,464,426

SECURITIES LENDING COLLATERAL - 4.6%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	8,989,121	89,937,951
TOTAL SECURITIES LENDING COLLATERAL (Cost $89,936,842)		$89,937,951

SHORT-TERM INVESTMENTS - 3.3%
U.S. Government Agency - 3.3%
Federal Farm Credit Bank
0.010%, 06/01/2015*	$65,500,000	$65,499,982
TOTAL SHORT-TERM INVESTMENTS (Cost $65,500,000)		$65,499,982
Total Investments (International Value Fund)
(Cost $1,871,714,014) - 103.8%		$2,034,902,359
Other assets and liabilities, net - (3.8%)		(74,821,416)
TOTAL NET ASSETS - 100.0%		$1,960,080,943

Investment Quality Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 42.8%
U.S. Government - 10.2%
Treasury Inflation Protected Securities
0.250%, 01/15/2025	$21,165,137	$21,044,432
U.S. Treasury Bonds
2.500%, 02/15/2045 (D)	5,225,000	4,811,901
3.000%, 11/15/2044	3,975,000	4,059,779
3.125%, 08/15/2044	3,870,000	4,048,686
3.750%, 11/15/2043	1,000	1,170
5.375%, 02/15/2031	2,540,000	3,491,507
68

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.375%, 08/31/2015		$7,000	$7,005
1.500%, 10/31/2019		20,200,000	20,301,000
1.750%, 09/30/2019		2,320,000	2,357,881
			60,123,361
U.S. Government Agency - 32.6%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)		9,700,000	9,938,641
3.500%, TBA (C)		10,900,000	11,361,547
4.000%, TBA (C)		3,500,000	3,731,875
4.500%, TBA (C)		5,300,000	5,755,775
5.000%, TBA (C)		2,900,000	3,210,693
5.000%, 03/01/2019 to 12/01/2019		80,482	85,280
6.500%, 04/01/2029 to 08/01/2034		4,553	5,305
7.500%, 08/01/2025 to 05/01/2028		1,819	2,116
Federal National Mortgage Association
2.500%, TBA (C)		3,300,000	3,335,985
2.500%, 12/01/2042 to 03/01/2043		1,815,496	1,775,571
2.780%, 03/01/2027		650,000	646,324
2.890%, 02/01/2027		1,110,000	1,118,657
3.000%, TBA (C)		16,800,000	17,015,248
3.100%, 02/01/2030		1,095,750	1,114,570
3.130%, 02/01/2027		442,000	454,789
3.500%, TBA (C)		72,500,000	75,717,180
4.000%, TBA (C)		15,500,000	16,548,671
4.500%, TBA (C)		8,600,000	9,349,813
5.000%, TBA (C)		2,500,000	2,780,857
5.000%, 03/15/2016 to 06/01/2019		2,162,085	2,244,326
5.500%, 08/01/2035 to 11/01/2035		117,975	133,836
6.500%, 09/01/2031		6	6
Government National
Mortgage Association
3.000%, TBA (C)		3,500,000	3,583,485
3.500%, TBA (C)		10,600,000	11,113,963
4.000%, TBA (C)		10,200,000	10,860,609
4.000%, 09/15/2040 to 02/15/2042		484,178	520,910
6.000%, 08/15/2032 to 04/15/2035		14,704	17,093
6.500%, 06/15/2028 to 08/15/2034		8,031	9,275
7.000%, 11/15/2031 to 11/15/2033		44,846	52,696
8.000%, 07/15/2030		996	1,208
			192,486,304
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $250,816,886)			$252,609,665

FOREIGN GOVERNMENT
OBLIGATIONS - 2.3%
Brazil - 0.6%
Federative Republic of Brazil
2.625%, 01/05/2023		225,000	203,625
5.875%, 01/15/2019		725,000	808,375
6.000%, 08/15/2016 to 05/15/2019	BRL	2,236,000	1,843,146
13.796%, 01/01/2016 (Z)		2,006,000	582,806
			3,437,952
Chile - 0.1%
Republic of Chile 3.000%, 01/01/2040	CLP	186,785,625	379,571
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	885,930,862	311,322
3.500%, 03/10/2021		460,356,172	187,110
			498,432

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Costa Rica - 0.0%
Republic of Costa Rica
9.200%, 03/27/2019 (S)	CRC	101,650,000	$194,616
Dominican Republic - 0.1%
Government of Dominican Republic
5.500%, 01/27/2025 (S)		$375,000	380,625
Indonesia - 0.1%
Republic of Indonesia
7.875%, 04/15/2019	IDR	5,193,000,000	390,339
8.375%, 03/15/2024		2,387,000,000	182,761
			573,100
Mexico - 0.6%
Government of Mexico
3.000%, 03/06/2045	EUR	225,000	234,762
4.000%, 11/15/2040	MXN	8,031,452	568,949
4.600%, 01/23/2046		$450,000	442,688
4.750%, 03/08/2044		678,000	683,255
5.000%, 12/11/2019	MXN	22,989,400	1,477,484
5.625%, 03/19/2114	GBP	225,000	345,609
			3,752,747
Montenegro - 0.1%
Republic of Montenegro
3.875%, 03/18/2020 (S)	EUR	450,000	474,999
Romania - 0.0%
Government of Romania
5.850%, 04/26/2023	RON	900,000	260,172
Russia - 0.1%
Government of Russia
7.500%, 02/27/2019	RUB	24,850,000	428,121
South Africa - 0.3%
Republic of South Africa
6.250%, 03/31/2036	ZAR	9,345,000	587,284
7.750%, 02/28/2023		4,790,000	388,927
8.000%, 01/31/2030		4,980,000	390,641
8.500%, 01/31/2037		8,585,000	688,445
			2,055,297
Turkey - 0.1%
Republic of Turkey 4.875%, 04/16/2043		$410,000	390,783
Uruguay - 0.1%
Republic of Uruguay
4.250%, 04/05/2027	UYU	20,206,801	734,650
4.375%, 12/15/2028		3,873,459	141,775
			876,425
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $14,505,953)			$13,702,840

CORPORATE BONDS - 31.7%
Consumer discretionary - 3.6%
21st Century Fox America, Inc.
6.150%, 02/15/2041		$175,000	209,990
6.200%, 12/15/2034		400,000	482,551
7.750%, 01/20/2024		453,000	577,755
Buffalo Thunder Development Authority
Zero Coupon 11/15/2029		4,147	62
11.000%, 12/09/2022 (S)		9,330	6,998
CCO Holdings LLC
5.125%, 02/15/2023		10,000	10,000
5.250%, 09/30/2022		145,000	147,175
5.750%, 09/01/2023		45,000	46,463
69

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Comcast Corp.
3.375%, 08/15/2025	$885,000	$895,294
4.250%, 01/15/2033	915,000	921,338
4.750%, 03/01/2044	505,000	534,607
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	275,000	264,843
5.875%, 12/01/2016 (S)	750,000	799,901
DIRECTV Holdings LLC
3.125%, 02/15/2016	1,225,000	1,243,756
DISH DBS Corp.
5.875%, 07/15/2022	50,000	51,000
6.750%, 06/01/2021	355,000	379,184
Family Tree Escrow LLC
5.750%, 03/01/2023 (S)	60,000	63,225
Ford Motor Credit Company LLC
1.461%, 03/27/2017	1,490,000	1,489,826
4.207%, 04/15/2016	100,000	102,649
4.250%, 02/03/2017	245,000	256,036
5.000%, 05/15/2018	310,000	335,905
Gannett Company, Inc.
5.125%, 10/15/2019 to 07/15/2020	585,000	611,713
General Motors Financial Company, Inc.
2.400%, 04/10/2018	950,000	949,723
3.500%, 07/10/2019	870,000	887,979
4.750%, 08/15/2017	1,020,000	1,078,189
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)	105,000	105,525
Lennar Corp.
4.500%, 06/15/2019	150,000	153,750
Liberty Interactive LLC
8.250%, 02/01/2030	255,000	279,225
Meritage Homes Corp.
6.000%, 06/01/2025 (P)	100,000	101,000
NBCUniversal Enterprise, Inc.
5.250%, 03/19/2021 (Q)(S)	100,000	105,500
Sally Holdings LLC
5.750%, 06/01/2022	60,000	63,900
Sky PLC
2.625%, 09/16/2019 (S)	670,000	676,707
5.625%, 10/15/2015 (S)	131,000	133,262
Sotheby’s
5.250%, 10/01/2022 (S)	160,000	159,600
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	207,521
8.750%, 08/01/2015	183,000	185,448
The Home Depot, Inc.
2.625%, 06/01/2022	500,000	499,015
4.250%, 04/01/2046	540,000	538,307
The Ryland Group, Inc.
5.375%, 10/01/2022	88,000	89,320
Time Warner Cable, Inc.
4.500%, 09/15/2042	345,000	297,887
5.000%, 02/01/2020	624,000	672,510
5.875%, 11/15/2040	275,000	277,377
6.750%, 07/01/2018	775,000	869,518
8.750%, 02/14/2019	270,000	322,038
Time Warner, Inc.
4.850%, 07/15/2045	475,000	474,314
5.875%, 11/15/2016	500,000	533,856
6.100%, 07/15/2040	290,000	338,613
7.700%, 05/01/2032	302,000	409,296
Videotron, Ltd.
5.375%, 06/15/2024 (S)	275,000	285,313

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Volkswagen Group of America
Finance LLC
1.600%, 11/20/2017 (S)	$840,000	$844,415
		20,969,379
Consumer staples - 0.5%
Altria Group, Inc.
9.250%, 08/06/2019	165,000	209,706
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,305,389
CVS Health Corp.
4.750%, 05/18/2020	500,000	560,557
CVS Pass-Through Trust
5.880%, 01/10/2028	264,212	302,275
6.943%, 01/10/2030	40,786	49,460
Marfrig Holding Europe BV
6.875%, 06/24/2019	325,000	305,175
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	300,000	352,202
		3,084,764
Energy - 3.0%
Anadarko Petroleum Corp.
3.450%, 07/15/2024 (L)	210,000	210,831
5.950%, 09/15/2016	400,000	423,892
6.375%, 09/15/2017	60,000	66,265
Antero Resources Corp.
5.625%, 06/01/2023 (S)	70,000	71,890
BP Capital Markets PLC
2.521%, 01/15/2020	385,000	392,333
Cenovus Energy, Inc.
5.200%, 09/15/2043	465,000	465,052
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	845,000	840,667
Concho Resources, Inc.
6.500%, 01/15/2022	40,000	42,000
ConocoPhillips Company
1.500%, 05/15/2018	695,000	696,097
3.350%, 11/15/2024	555,000	560,803
Continental Resources, Inc.
5.000%, 09/15/2022	245,000	244,388
Crestwood Midstream Partners LP
6.250%, 04/01/2023 (S)	60,000	63,191
DCP Midstream LLC
5.350%, 03/15/2020 (S)	20,000	20,377
9.750%, 03/15/2019 (S)	15,000	17,481
DCP Midstream Operating LP
4.950%, 04/01/2022	25,000	25,545
5.600%, 04/01/2044	30,000	28,094
Ecopetrol SA
5.875%, 05/28/2045	400,000	369,800
EnCana Corp.
6.500%, 05/15/2019	850,000	971,919
Energy Transfer Equity LP
7.500%, 10/15/2020	300,000	342,750
Energy Transfer Partners LP
3.600%, 02/01/2023	955,000	927,944
5.950%, 10/01/2043	800,000	833,544
Harvest Operations Corp.
6.875%, 10/01/2017	215,000	198,875
Hess Corp.
5.600%, 02/15/2041	200,000	212,767
Kerr-McGee Corp.
6.950%, 07/01/2024	625,000	777,768
70

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044		$405,000	$392,537
Kinder Morgan, Inc.
3.050%, 12/01/2019		195,000	195,837
4.300%, 06/01/2025		460,000	459,890
5.050%, 02/15/2046		1,000,000	913,115
Lukoil International Finance BV
3.416%, 04/24/2018 (S)		1,055,000	1,012,800
MarkWest Energy Partners LP
4.875%, 12/01/2024 to 06/01/2025		125,000	125,500
MEG Energy Corp.
7.000%, 03/31/2024 (S)		90,000	86,850
Nexen Energy ULC
5.875%, 03/10/2035		70,000	80,032
6.200%, 07/30/2019		285,000	327,353
6.400%, 05/15/2037		385,000	470,480
7.500%, 07/30/2039		40,000	55,101
Peabody Energy Corp.
6.000%, 11/15/2018		30,000	21,300
6.500%, 09/15/2020		280,000	144,200
Petrobras Global Finance BV
5.375%, 10/01/2029	GBP	150,000	197,535
Petroleos Mexicanos
5.500%, 06/27/2044		$650,000	633,100
7.470%, 11/12/2026	MXN	7,500,000	466,835
QEP Resources, Inc.
6.800%, 03/01/2020		$5,000	5,275
SM Energy Company
6.125%, 11/15/2022 (S)		35,000	36,488
Statoil ASA
3.700%, 03/01/2024		95,000	99,944
3.950%, 05/15/2043		575,000	551,595
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		355,000	359,252
Tesoro Corp.
5.125%, 04/01/2024		75,000	76,500
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		90,000	95,175
6.250%, 10/15/2022 (S)		130,000	137,475
Williams Partners LP
3.600%, 03/15/2022		1,100,000	1,092,057
3.900%, 01/15/2025		275,000	270,378
4.300%, 03/04/2024		610,000	624,046
WPX Energy, Inc.
5.250%, 09/15/2024		40,000	38,000
6.000%, 01/15/2022		30,000	30,225
Zhaikmunai LLP
7.125%, 11/13/2019		200,000	188,500
			17,991,648
Financials - 14.0%
ABN AMRO Bank NV
2.450%, 06/04/2020 (S)		755,000	752,909
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		100,000	101,125
American Tower Corp.
3.400%, 02/15/2019		620,000	639,791
3.450%, 09/15/2021		740,000	745,984
5.000%, 02/15/2024		215,000	230,524
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)		250,000	257,841
AXA Financial, Inc.
7.000%, 04/01/2028		235,000	296,563

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 Year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	1,000,000	$1,120,596
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/19/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/19/2018 (Q)		$800,000	869,600
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
CMT + 4.398%)
04/15/2024 (Q)		230,000	167,900
Banco Santander SA (6.250% to
03/12/2019, then 5 Year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	1,200,000	1,321,255
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate +5.640%)
09/11/2021 (Q)		600,000	654,861
Bank of America Corp.
3.950%, 04/21/2025		$300,000	296,652
4.000%, 04/01/2024 to 01/22/2025		1,340,000	1,350,507
4.200%, 08/26/2024		775,000	785,752
5.625%, 07/01/2020		420,000	479,400
5.650%, 05/01/2018		975,000	1,075,279
6.400%, 08/28/2017		80,000	88,116
7.750%, 05/14/2038		1,210,000	1,651,164
Barclays Bank PLC
6.050%, 12/04/2017 (S)		2,145,000	2,341,068
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		400,000	443,000
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	500,000	597,800
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$330,000	352,793
BPCE SA
2.500%, 12/10/2018		355,000	362,704
4.000%, 04/15/2024		250,000	259,769
5.150%, 07/21/2024 (S)		540,000	565,963
5.700%, 10/22/2023 (S)		785,000	851,755
Brandywine Operating Partnership LP
4.950%, 04/15/2018		425,000	455,529
5.700%, 05/01/2017		835,000	894,230
Capital One Financial Corp.
6.150%, 09/01/2016		1,300,000	1,379,517
Capital One NA
1.650%, 02/05/2018		1,400,000	1,393,805
CIT Group, Inc.
5.500%, 02/15/2019 (S)		490,000	517,563
Citigroup, Inc.
2.500%, 09/26/2018		600,000	610,530
4.300%, 11/20/2026		300,000	303,440
5.500%, 09/13/2025		790,000	878,937
6.125%, 08/25/2036		1,550,000	1,817,133
6.675%, 09/13/2043		250,000	316,199
8.500%, 05/22/2019		565,000	696,776
CNO Financial Group, Inc.
4.500%, 05/30/2020		10,000	10,337
71

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CNO Financial Group, Inc. (continued)
5.250%, 05/30/2025		$35,000	$36,313
Credit Agricole SA
4.375%, 03/17/2025 (S)		550,000	546,161
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year U.S. Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	425,000	485,254
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)		$225,000	225,563
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	240,000	302,796
Credit Suisse Group AG (6.250% to
12/18/2024, then 5 Year U.S. Swap
Rate + 3.455%)
12/18/2024 (Q)(S)		$400,000	392,500
Credit Suisse Group Guernsey I, Ltd.
(7.875% to 08/24/2016, then 5 Year
U.S. Swap Rate + 5.220%)
02/24/2041		200,000	211,000
Deutsche Bank AG
4.500%, 04/01/2025		1,040,000	1,015,086
Discover Financial Services
6.450%, 06/12/2017		950,000	1,039,200
Duke Realty LP
3.750%, 12/01/2024		245,000	248,686
Equity One, Inc.
6.000%, 09/15/2017		235,000	256,106
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/01/2037		495,000	494,381
Export-Import Bank of India
2.750%, 08/12/2020		295,000	292,292
Falls at Highpoint
2.970%, 07/01/2030		1,295,000	1,296,113
General Electric Capital Corp.
0.554%, 01/09/2017 (P)		1,125,000	1,128,552
5.875%, 01/14/2038		685,000	856,216
6.000%, 08/07/2019		125,000	145,263
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)		400,000	446,875
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038		250,000	281,875
HCP, Inc.
4.000%, 06/01/2025		450,000	450,064
4.200%, 03/01/2024		160,000	163,813
6.000%, 01/30/2017		480,000	516,246
Health Care REIT, Inc.
4.500%, 01/15/2024		575,000	609,066
5.250%, 01/15/2022		885,000	983,427
HSBC Holdings PLC
5.250%, 03/14/2044		240,000	261,948
6.500%, 09/15/2037		220,000	273,654
6.800%, 06/01/2038		445,000	574,117

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (5.250% to
09/16/2022, then 5 Year Euro Swap
Rate + 4.380%)
09/16/2022 (Q)	EUR	325,000	$368,995
HSBC Holdings PLC (5.625% to
01/17/2020, then 5 Year
ISDAFIX + 3.626%)
01/17/2020 (Q)		$725,000	739,500
ING Groep NV (6.000% to 04/16/2020,
then 5 Year U.S. Swap Rate + 4.445%)
04/16/2020 (Q)		340,000	341,063
ING Groep NV (6.500% to 04/16/2025,
then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)		235,000	234,853
Intercorp Peru, Ltd.
5.875%, 02/12/2025 (S)		170,000	171,020
Intesa Sanpaolo SpA
2.375%, 01/13/2017		775,000	781,641
JPMorgan Chase & Co.
2.600%, 01/15/2016		535,000	541,047
5.600%, 07/15/2041		135,000	158,858
5.625%, 08/16/2043		1,205,000	1,355,908
6.000%, 01/15/2018		1,275,000	1,416,784
KBC Groep NV (5.625% to 03/19/2019,
then 5 Year Euro Swap Rate + 4.759%)
03/19/2019 (Q)	EUR	285,000	313,213
Kimco Realty Corp.
4.300%, 02/01/2018		$600,000	641,217
5.584%, 11/23/2015		425,000	434,565
6.875%, 10/01/2019		300,000	353,118
Liberty Property LP
3.375%, 06/15/2023		260,000	254,830
4.125%, 06/15/2022		210,000	217,639
6.625%, 10/01/2017		100,000	110,689
Lloyds Banking Group PLC (6.375% to
06/27/2020, then 5 Year Euro Swap
Rate + 5.290%)
06/27/2020 (Q)	EUR	800,000	932,457
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	450,000	706,694
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		$380,000	387,823
3.500%, 03/10/2025		325,000	328,997
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)		80,000	91,159
8.875%, 06/01/2039 (S)		550,000	845,008
Morgan Stanley
1.875%, 01/05/2018		1,175,000	1,179,580
3.950%, 04/23/2027		730,000	711,166
4.300%, 01/27/2045		810,000	781,181
4.350%, 09/08/2026		435,000	441,450
4.875%, 11/01/2022		455,000	490,190
5.550%, 04/27/2017		350,000	377,051
6.625%, 04/01/2018		1,450,000	1,640,276
Morgan West Oaks
2.970%, 06/01/2027		1,150,000	1,167,250
MSCI, Inc.
5.250%, 11/15/2024 (S)		45,000	46,969
72

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nationwide Building Society (6.875% to
06/20/2019, then 5 Year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	800,000	$1,234,947
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)		$260,000	356,589
9.375%, 08/15/2039 (S)		455,000	700,058
Navient Corp.
5.500%, 01/15/2019		165,000	171,188
7.250%, 01/25/2022		65,000	70,166
8.000%, 03/25/2020		11,000	12,403
8.450%, 06/15/2018		139,000	155,680
PNC Funding Corp.
5.625%, 02/01/2017		1,200,000	1,283,299
Prologis LP
3.350%, 02/01/2021		850,000	874,580
4.500%, 08/15/2017		920,000	978,207
Rabobank USA Financial Corp.
5.500%, 06/29/2020 (P)(Q)	EUR	200,000	227,348
Realty Income Corp.
3.250%, 10/15/2022		$81,000	80,223
5.750%, 01/15/2021		600,000	683,440
6.750%, 08/15/2019		450,000	527,039
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024		545,000	559,485
Santander Bank NA
8.750%, 05/30/2018		250,000	292,795
Societe Generale SA (6.750% to
04/07/2021, then 5 Year U.S. Swap
Rate + 5.538%)
04/07/2021 (Q)	EUR	325,000	362,748
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		$660,000	702,075
Standard Chartered PLC (6.500% to
04/02/2020, then 5 Year U.S. Swap
Rate + 4.889%)
04/02/2020 (Q)(S)		710,000	718,813
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)		200,000	210,255
Sun Canada Financial Company
7.250%, 12/15/2015 (S)		229,000	236,755
SunTrust Banks, Inc.
3.500%, 01/20/2017		960,000	992,811
The Bear Stearns Companies LLC
6.400%, 10/02/2017		605,000	671,565
7.250%, 02/01/2018		321,000	366,607
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018		975,000	989,610
2.550%, 10/23/2019		1,100,000	1,106,554
2.600%, 04/23/2020		370,000	370,983
3.500%, 01/23/2025		725,000	717,488
5.150%, 05/22/2045		660,000	671,288
6.250%, 02/01/2041		440,000	543,398
6.750%, 10/01/2037		1,145,000	1,400,479
UDR, Inc.
3.700%, 10/01/2020		215,000	225,442
UniCredit SpA (6.750% to 09/10/2021,
then 5 Year Euro Swap Rate + 6.100%)
09/10/2021 (Q)	EUR	200,000	219,559

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UniCredit SpA (8.000% to 06/03/2024,
then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)	$200,000	$202,500
Ventas Realty LP
4.750%, 06/01/2021	661,000	725,272
Wells Fargo & Company
3.000%, 02/19/2025	475,000	465,050
3.450%, 02/13/2023	445,000	450,761
4.100%, 06/03/2026	1,190,000	1,225,316
4.125%, 08/15/2023	510,000	539,317
5.606%, 01/15/2044	470,000	531,075
		82,882,593
Health care - 3.7%
AbbVie, Inc.
1.800%, 05/14/2018	1,000,000	1,000,995
2.500%, 05/14/2020	305,000	304,775
4.500%, 05/14/2035	535,000	536,458
Actavis Funding SCS
2.350%, 03/12/2018	1,800,000	1,820,302
3.000%, 03/12/2020	1,515,000	1,534,160
3.800%, 03/15/2025	985,000	989,848
3.850%, 06/15/2024	1,350,000	1,362,274
Amgen, Inc.
5.150%, 11/15/2041	130,000	138,539
6.900%, 06/01/2038	260,000	333,869
Anthem, Inc.
4.625%, 05/15/2042	525,000	523,089
5.100%, 01/15/2044	175,000	188,875
7.000%, 02/15/2019	720,000	835,564
Cardinal Health, Inc.
3.500%, 11/15/2024	1,105,000	1,117,351
Celgene Corp.
4.625%, 05/15/2044	735,000	736,874
Community Health Systems, Inc.
5.125%, 08/01/2021	170,000	176,375
EMD Finance LLC
2.950%, 03/19/2022 (S)	705,000	706,377
Express Scripts Holding Company
3.125%, 05/15/2016	301,000	306,948
HCA, Inc.
5.875%, 03/15/2022	140,000	156,450
6.500%, 02/15/2020	255,000	284,644
Laboratory Corp. of America Holdings
3.200%, 02/01/2022	370,000	369,925
McKesson Corp.
1.400%, 03/15/2018	685,000	681,835
Medtronic, Inc.
2.500%, 03/15/2020 (S)	1,565,000	1,586,478
3.150%, 03/15/2022 (S)	135,000	137,920
4.375%, 03/15/2035 (S)	525,000	535,907
4.625%, 03/15/2045 (S)	390,000	404,551
Merck & Company, Inc.
0.654%, 02/10/2020 (P)	1,180,000	1,185,646
Perrigo Company PLC
1.300%, 11/08/2016	350,000	349,741
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	60,000	60,900
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)	870,000	889,999
Tenet Healthcare Corp.
6.000%, 10/01/2020	505,000	540,350
UnitedHealth Group, Inc.
1.400%, 10/15/2017	650,000	654,659
73

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
WellCare Health Plans, Inc.
5.750%, 11/15/2020		$115,000	$120,966
Zimmer Holdings, Inc.
1.450%, 04/01/2017		1,135,000	1,138,217
			21,710,861
Industrials - 1.5%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)		305,000	317,200
Air Lease Corp.
4.500%, 01/15/2016		925,000	943,500
Aircastle, Ltd.
5.500%, 02/15/2022		30,000	31,725
Canadian Pacific Railway Company
9.450%, 08/01/2021		275,000	373,696
Clean Harbors, Inc.
5.125%, 06/01/2021		20,000	20,400
5.250%, 08/01/2020		126,000	129,465
Cnh Industrial Capital Llc
3.375%, 07/15/2019		45,000	43,763
EnerSys
5.000%, 04/30/2023 (S)		145,000	146,813
FedEx Corp.
3.200%, 02/01/2025		125,000	123,683
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021		225,000	240,750
Hutchison Whampoa Europe Finance
13, Ltd. (3.750% to 05/10/2018, then
5 Year Euro Swap Rate + 2.941%)
05/10/2018 (Q)	EUR	240,000	271,170
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)		$1,336,000	1,377,626
Kansas City Southern de Mexico SA
de CV
3.000%, 05/15/2023		1,175,000	1,139,455
Oshkosh Corp.
5.375%, 03/01/2025 (S)		85,000	87,975
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)		75,000	76,601
4.250%, 01/17/2023 (S)		1,225,000	1,258,790
4.875%, 07/11/2022 (S)		251,000	269,304
Ryder System, Inc.
2.550%, 06/01/2019		305,000	307,944
Sensata Technologies BV
5.000%, 10/01/2025 (S)		55,000	55,515
5.625%, 11/01/2024 (S)		85,000	90,631
The ADT Corp.
6.250%, 10/15/2021		375,000	402,188
United Rentals North America, Inc.
4.625%, 07/15/2023		65,000	65,000
5.500%, 07/15/2025		80,000	79,700
USG Corp.
5.500%, 03/01/2025 (S)		5,000	5,175
Waste Management, Inc.
2.900%, 09/15/2022		550,000	548,096
3.125%, 03/01/2025		385,000	381,378
			8,787,543
Information technology - 1.3%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		375,000	400,781
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024		290,000	285,575

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Apple, Inc.
2.500%, 02/09/2025		$470,000	$448,154
3.450%, 02/09/2045		1,270,000	1,101,682
Audatex North America, Inc.
6.000%, 06/15/2021 (S)		70,000	73,048
6.125%, 11/01/2023 (S)		85,000	88,400
Cardtronics, Inc.
5.125%, 08/01/2022 (S)		120,000	119,400
CommScope, Inc.
4.375%, 06/15/2020 (S)		80,000	80,600
Microsoft Corp.
2.375%, 02/12/2022		920,000	909,179
NCR Corp.
4.625%, 02/15/2021		255,000	251,813
5.000%, 07/15/2022		20,000	19,450
Open Text Corp.
5.625%, 01/15/2023 (S)		45,000	45,338
Oracle Corp.
2.500%, 05/15/2022		1,525,000	1,502,041
QUALCOMM, Inc.
3.450%, 05/20/2025		875,000	869,303
TSMC Global, Ltd.
1.625%, 04/03/2018 (S)		1,200,000	1,187,160
			7,381,924
Materials - 1.0%
ArcelorMittal
6.000%, 08/05/2020		325,000	342,063
Building Materials Corp. of America
5.375%, 11/15/2024 (S)		285,000	287,314
Cascades, Inc.
5.500%, 07/15/2022 (S)		40,000	39,800
5.750%, 07/15/2023 (S)		90,000	89,325
Cemex SAB de CV
4.375%, 03/05/2023 (S)	EUR	140,000	151,840
CF Industries, Inc.
4.950%, 06/01/2043		$750,000	721,046
5.150%, 03/15/2034		875,000	914,638
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)		115,000	116,438
CRH America, Inc.
5.125%, 05/18/2045 (S)		560,000	569,096
Eagle Spinco, Inc.
4.625%, 02/15/2021		150,000	148,500
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		170,000	130,263
Freeport-McMoran, Inc.
4.000%, 11/14/2021		580,000	575,409
5.450%, 03/15/2043		175,000	152,730
Glencore Funding LLC
1.700%, 05/27/2016 (S)		535,000	536,390
Graphic Packaging International, Inc.
4.875%, 11/15/2022		140,000	143,850
Norbord, Inc.
6.250%, 04/15/2023 (S)		140,000	142,232
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)		205,000	210,125
Southern Copper Corp.
5.250%, 11/08/2042		150,000	134,663
5.875%, 04/23/2045		235,000	229,807
Steel Dynamics, Inc.
5.125%, 10/01/2021		50,000	50,625
5.500%, 10/01/2024		55,000	56,719
74

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
United States Steel Corp.
7.375%, 04/01/2020		$125,000	$134,063
West China Cement, Ltd.
6.500%, 09/11/2019		200,000	200,428
			6,077,364
Telecommunication services - 2.3%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	5,800,000	372,017
AT&T, Inc.
2.450%, 06/30/2020		$560,000	554,275
3.000%, 06/30/2022		600,000	589,852
4.750%, 05/15/2046		580,000	549,515
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030		475,000	699,280
Digicel Group, Ltd.
7.125%, 04/01/2022		365,000	354,963
GTP Acquisition Partners I LLC
3.482%, 06/16/2025		1,405,000	1,405,000
SBA Tower Trust
2.898%, 10/15/2019 (S)		705,000	711,156
2.933%, 12/15/2017 (S)		595,000	604,497
3.598%, 04/15/2018 (S)		940,000	938,968
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)		185,000	204,194
9.000%, 11/15/2018 (S)		100,000	114,625
Sprint Corp.
7.125%, 06/15/2024		265,000	256,388
T-Mobile USA, Inc.
6.125%, 01/15/2022		20,000	20,975
6.464%, 04/28/2019		210,000	216,956
6.500%, 01/15/2024		30,000	31,650
6.633%, 04/28/2021		80,000	85,304
6.731%, 04/28/2022		225,000	239,625
6.836%, 04/28/2023		30,000	31,950
Verizon Communications, Inc.
2.625%, 02/21/2020		810,000	816,232
4.272%, 01/15/2036 (S)		1,693,000	1,570,792
4.400%, 11/01/2034		490,000	469,671
4.522%, 09/15/2048 (S)		537,000	489,990
4.672%, 03/15/2055 (S)		2,288,000	2,051,007
5.012%, 08/21/2054		455,000	430,292
			13,809,174
Utilities - 0.8%
AES Corp.
5.500%, 03/15/2024		211,000	212,055
Berkshire Hathaway Energy Company
6.125%, 04/01/2036		250,000	301,905
Calpine Corp.
5.875%, 01/15/2024 (S)		50,000	53,500
CenterPoint Energy, Inc.
6.500%, 05/01/2018		560,000	633,106
DPL, Inc.
7.250%, 10/15/2021		255,000	277,631
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)		830,000	837,263
Eskom Holdings SOC, Ltd.
5.750%, 01/26/2021 (S)		720,000	711,000
Nevada Power Company
7.125%, 03/15/2019		25,000	29,628
NiSource Finance Corp.
6.400%, 03/15/2018		80,000	90,434

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc.
6.250%, 07/15/2022	$200,000	$209,500
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	298,218
PacifiCorp
6.350%, 07/15/2038	110,000	146,216
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	443,305
PSEG Power LLC
8.625%, 04/15/2031	154,000	220,381
Puget Sound Energy, Inc.
5.757%, 10/01/2039	15,000	18,435
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	176,902
		4,659,479
TOTAL CORPORATE BONDS (Cost $187,225,124)		$187,354,729

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	370,512
TOTAL CAPITAL PREFERRED SECURITIES (Cost $332,225)		$370,512

MUNICIPAL BONDS - 1.5%
Chicago O’Hare International Airport
(Illinois) 6.845%, 01/01/2038	500,000	555,450
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	85,000	100,319
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	730,000	861,561
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	75,000	91,849
New Jersey State Turnpike Authority
7.414%, 01/01/2040	630,000	911,213
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	226,256
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	1,190,000	522,220
6.200%, 07/01/2039	675,000	296,210
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	245,000	107,496
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	925,000	405,881
State of California
7.300%, 10/01/2039	750,000	1,082,550
7.550%, 04/01/2039	505,000	761,252
7.600%, 11/01/2040	160,000	245,507
7.625%, 03/01/2040	435,000	655,702
State of Illinois, GO
5.100%, 06/01/2033	220,000	208,833
5.665%, 03/01/2018	1,035,000	1,111,352
University of California
4.601%, 05/15/2031	660,000	711,249
5.770%, 05/15/2043	15,000	18,702
TOTAL MUNICIPAL BONDS (Cost $8,318,475)		$8,873,602
75

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) - 3.6%
Consumer discretionary - 1.2%
Acosta Holdco, Inc.
4.250%, 09/26/2021	$99,500	$99,784
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	547,249	546,679
Altice Financing SA
5.250%, 02/04/2022	130,000	130,975
Aristocrat International Pty, Ltd.
4.750%, 10/20/2021	112,346	113,090
Bass Pro Group LLC TBD 06/07/2020 (T)	105,000	104,738
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	680,633	682,501
Caesars Growth Properties Holdings LLC
6.250%, 05/08/2021	99,250	88,829
CityCenter Holdings LLC
4.250%, 10/16/2020	286,418	287,134
Delta 2 Lux Sarl
4.750%, 07/30/2021	175,000	174,964
7.750%, 07/31/2022	210,000	210,700
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	545,875	546,558
Interactive Data Corp.
4.750%, 05/02/2021	114,138	114,508
ION Media Networks, Inc.
4.750%, 12/18/2020	342,305	342,732
MGOC, Inc.
4.250%, 07/31/2020	249,753	250,939
Michaels Stores, Inc.
3.750%, 01/28/2020	248,731	248,925
MPG Holdco I, Inc.
3.750%, 10/20/2021	111,308	111,491
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	426,311	426,622
PetSmart, Inc.
4.250%, 03/11/2022	405,000	406,294
Scientific Games International, Inc.
6.000%, 10/01/2021	114,713	115,100
Serta Simmons Holdings LLC
4.250%, 10/01/2019	318,753	320,108
SRAM LLC
4.031%, 04/10/2020	352,313	351,579
The ServiceMaster Company LLC
4.250%, 07/01/2021	618,726	619,941
Town Sports International LLC
4.500%, 11/15/2020	387,930	328,771
Tribune Media Company
4.000%, 12/27/2020	782,638	783,030
		7,405,992
Consumer staples - 0.2%
Albertson’s Holdings LLC
5.500%, 08/25/2021	485,000	487,700
HJ Heinz Company
3.250%, 06/05/2020	165,855	165,855
Reynolds Group Holdings, Inc.
4.500%, 12/01/2018	437,497	438,956
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	425,379	424,847
		1,517,358
Energy - 0.1%
Arch Coal, Inc.
6.250%, 05/16/2018	172,348	121,146
Seadrill Operating LP
4.000%, 02/21/2021	148,496	121,705

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Energy (continued)
Western Refining, Inc.
4.250%, 11/12/2020	$202,438	$202,501
		445,352
Financials - 0.3%
ARG IH Corp.
4.763%, 11/15/2020	153,063	153,598
Asurion LLC
4.250%, 07/08/2020	493,857	494,475
8.500%, 03/03/2021	195,000	199,570
DTZ US Borrower LLC
5.500%, 11/04/2021	180,481	181,440
Gardner Denver, Inc.
4.250%, 07/30/2020	541,750	528,409
TransFirst, Inc.
5.500%, 11/12/2021	104,738	104,705
		1,662,197
Health care - 0.4%
Alkermes, Inc.
3.500%, 09/18/2019	154,209	154,081
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	320,938	319,032
Community Health Systems, Inc.
3.750%, 12/31/2019	52,157	52,176
4.000%, 01/27/2021	95,968	96,208
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021	109,175	109,402
Medpace Holdings, Inc.
4.750%, 04/01/2021	111,604	111,790
MPH Acquisition Holdings LLC
3.750%, 03/31/2021	232,843	232,303
Opal Acquisition, Inc.
5.000%, 11/27/2020	514,313	513,487
PRA Holdings, Inc.
4.500%, 09/23/2020	418,815	419,688
Valeant Pharmaceuticals International, Inc.
4.000%, 04/01/2022	101,000	101,241
		2,109,408
Industrials - 0.3%
AFGlobal Corp.
5.000%, 12/19/2019	157,608	135,018
Filtration Group, Inc.
4.250%, 11/21/2020	192,563	193,285
Fly Funding II SARL
3.500%, 08/09/2019	203,500	203,754
RBS Global, Inc.
4.000%, 08/21/2020	541,750	540,960
TransDigm Group, Inc.
3.500%, 05/14/2022	600,000	595,875
		1,668,892
Information technology - 0.4%
Avago Technologies Cayman, Ltd.
3.750%, 05/06/2021	172,703	172,978
CDW LLC
3.250%, 04/29/2020	596,955	595,380
First Data Corp.
3.685%, 03/24/2018	475,000	474,534
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	418,633	419,738
Kronos, Inc.
4.500%, 10/30/2019	112,540	112,906
76

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Information technology (continued)
Zayo Group LLC
3.750%, 05/06/2021	$606,682	$605,815
		2,381,351
Materials - 0.4%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	733,950	733,746
Coveris Holdings SA
4.500%, 05/08/2019	247,202	247,716
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	671,172	607,013
Minerals Technologies, Inc.
4.000%, 05/07/2021	147,452	147,636
Quikrete Holdings, Inc.
4.000%, 09/28/2020	297,950	297,950
The Chemours Company
3.750%, 05/22/2022	145,000	145,121
		2,179,182
Telecommunication services - 0.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	880,000	876,480
Level 3 Financing, Inc.
3.500%, 05/31/2022	165,000	164,299
4.000%, 01/15/2020	295,000	294,816
4.500%, 01/31/2022	350,000	348,513
		1,684,108
TOTAL TERM LOANS (Cost $21,177,446)		$21,053,840

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.9%
Commercial and residential - 10.8%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 5A1,
0.441%, 01/25/2036 (P)	161,878	135,459
Series 2005-10, Class 6A21,
0.685%, 01/25/2036 (P)	231,040	199,724
Series 2005-9, Class 5A1,
0.455%, 11/25/2035 (P)	130,601	119,061
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.505%, 11/25/2035 (P)	235,625	192,548
Series 2006-12CB, Class A8,
6.000%, 05/25/2036	313,895	270,394
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	298,450	265,075
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	438,031	306,661
Series 2007-OA3, Class 1A1,
0.325%, 04/25/2047 (P)	193,839	163,688
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1,
0.375%, 09/25/2046 (P)	189,359	139,259
Series 2006-3, Class 2A11,
1.087%, 10/25/2046 (P)	193,267	143,628
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.744%, 02/10/2051 (P)	821,986	886,878
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.374%, 10/20/2036 (P)	221,950	165,879
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	485,000	497,154

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	$435,000	$468,374
BCAP LLC Trust, Series 2006-AA2,
Class A1 0.355%, 01/25/2037 (P)	361,578	286,742
Bear Stearns Alt-A Trust
Series 2005-10, Class 11A1,
0.685%, 01/25/2036 (P)	462,922	379,214
Series 2005-7, CLass 21A1,
2.624%, 09/25/2035 (P)	279,788	256,491
Series 2005-9, Class 11A1,
0.705%, 11/25/2035 (P)	293,811	252,703
Series 2006-3, Class 1A1,
0.565%, 05/25/2036 (P)	157,941	126,648
Series 2006-4, Class 11A1,
0.505%, 08/25/2036 (P)	204,142	152,703
Bear Stearns ARM Trust, Series 2007-4,
Class 22A1 4.877%, 06/25/2047 (P)	285,878	256,208
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.706%, 06/11/2040 (P)	400,000	429,137
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	418,730	444,238
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.365%, 10/25/2036 (P)	186,572	145,792
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	385,000	378,312
CHL Mortgage Pass-Through Trust
Series 2007-12, Class A9,
5.750%, 08/25/2037	258,910	245,650
Series 2007-HY1, Class 1A1,
2.668%, 04/25/2037 (P)	388,709	362,018
Series 2007-HY4, Class 1A1,
2.553%, 09/25/2047 (P)	435,568	387,604
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.144%, 12/10/2049 (P)	330,904	358,957
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	1,040,046	1,161,502
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	1,060,000	1,164,049
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	535,000	581,791
Series 2014-GC21, Class A5,
3.855%, 05/10/2047	530,000	570,439
Series 2014-GC23, Class XA IO,
1.145%, 07/10/2047	4,749,748	359,048
Series 2015-GC29, Class AA,
1.178%, 04/10/2048	4,018,737	329,404
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.299%, 01/15/2046 (P)	596,827	602,435
Series 2005-CD1, Class A4,
5.225%, 07/15/2044 (P)	910,354	913,273
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	1,300,000	1,360,103
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.038%, 12/10/2049 (P)	862,495	916,295
77

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Pass
Through Certificates
Series 2006-C7, Class A4,
5.750%, 06/10/2046 (P)	$370,117	$380,827
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	355,000	391,867
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	550,000	601,743
Series 2013-CR9, Class A4,
4.235%, 07/10/2045 (P)	1,270,110	1,412,074
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	1,060,000	1,100,674
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	640,000	697,501
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	530,000	574,622
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	840,000	899,112
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	425,000	461,663
Series 2014-UBS2, Class A5,
3.961%, 03/10/2047	615,000	666,392
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	755,000	795,655
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	177,250	177,145
Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-C4,
Class A3 5.467%, 09/15/2039	350,751	364,648
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA
1.054%, 06/15/2057	11,021,000	701,432
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.335%, 03/25/2037 (P)	176,505	126,723
DSLA Mortgage Loan Trust,
Series 2006-AR1, Class 1A1A
1.056%, 03/19/2046 (P)	105,363	80,953
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.239%, 09/25/2043 (P)(S)	690,000	772,033
Series 2012-K706, Class B,
4.027%, 11/25/2044 (P)(S)	500,000	526,104
Series 2014-K503, Class B,
3.008%, 10/25/2047 (P)(S)	695,000	702,730
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	98,632
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
2.942%, 09/19/2035 (P)	115,081	107,320
Series 2006-AR1, Class 1A1,
2.986%, 04/19/2036 (P)	586,130	520,814
GS Mortgage Securities Trust
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	339,640
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	830,000	877,544
Series 2014-GC20, Class A5,
3.862%, 06/10/2047	860,000	922,598

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	$535,000	$581,677
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
2.632%, 01/25/2036 (P)	29,255	27,056
Series 2006-AR1, Class 2A4,
2.632%, 01/25/2036 (P)	130,281	120,695
HarborView Mortgage Loan Trust
Series 2004-11, Class 1A,
0.886%, 01/19/2035 (P)	32,601	22,622
Series 2005-8, Class 1A2A,
0.516%, 09/19/2035 (P)	118,025	92,999
Series 2006-1, Class 2A1A,
0.426%, 03/19/2036 (P)	287,298	205,241
Series 2006-12, Class 2A13,
0.426%, 12/19/2036 (P)	716,984	506,971
Series 2006-12, Class 2A2A,
0.376%, 01/19/2038 (P)	99,618	83,999
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	1,115,000	1,115,283
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.586%, 12/25/2036 (P)	302,026	262,606
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1,
2.535%, 08/25/2035 (P)	143,233	114,315
Series 2005-AR14, Class 1A1A,
0.465%, 07/25/2035 (P)	71,574	59,556
Series 2006-AR27, Class 2A2,
0.385%, 10/25/2036 (P)	74,421	63,370
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	530,000	575,058
Series 2014-C21, Class A5,
3.775%, 08/15/2047	435,000	463,443
Series 2014-C22, Class A4,
3.801%, 09/15/2047	1,365,000	1,452,701
Series 2013-C17, Class A4,
4.199%, 01/15/2047	340,000	375,294
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.697%, 02/12/2049 (P)	795,000	847,516
Series 2008-C2, Series A4,
6.068%, 02/12/2051	734,166	796,836
Series 2012-LC9, Class A5,
2.840%, 12/15/2047	665,000	676,034
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	630,000	667,101
Series 2013-C16, Class A4,
4.166%, 12/15/2046	700,000	767,977
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,502,032	1,563,399
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.664%, 05/25/2036 (P)	192,810	171,050
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	754,245	788,897
78

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
LB-UBS Commercial
Mortgage Trust (continued)
Series 2006-C4, Class A4,
5.832%, 06/15/2038 (P)	$1,265,418	$1,309,271
Series 2007-C2, Class A3,
5.430%, 02/15/2040	403,664	427,831
Lehman XS Trust, Series 2006-16N,
Class A4A 0.375%, 11/25/2046 (P)	411,095	330,114
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.537%, 07/25/2035 (P)	482,076	390,953
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.676%, 05/12/2039 (P)	820,000	839,767
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	972,953	1,016,747
Series 2007-7, Class A4,
5.747%, 06/12/2050 (P)	765,980	819,507
Series 2007-9, Class A4,
5.700%, 09/12/2049	595,000	637,157
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	190,000	207,384
Series 2014-C17, Class A5,
3.741%, 08/15/2047	1,040,000	1,105,217
Series 2014-C19, Class XA IO,
1.167%, 12/15/2047	3,032,320	218,794
Series 2015-C22, Class A4,
3.306%, 05/15/2046	1,158,000	1,184,902
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	1,099,178	1,147,034
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	810,045	861,121
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	548,159	591,466
Series 2007-T27, Class A4,
5.650%, 06/11/2042 (P)	190,000	204,907
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	810,000	848,571
Morgan Stanley Mortgage Loan Trust,
Series 2006-6AR, Class 3A1
2.677%, 05/25/2036 (P)	125,318	91,034
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2006-AF1, Class 3A1
3.573%, 06/25/2036 (P)	64,108	49,086
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	417,000	465,655
RALI Series Trust
Series 06-QO7, Class 1A1,
0.947%, 09/25/2046 (P)	414,931	279,595
Series 2007-QH9, Class A1,
1.390%, 11/25/2037 (P)	288,773	184,273
RBSGC Mortgage Loan Trust,
Series 2007-A, Class 2A4
6.250%, 01/25/2037	29,970	27,165

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
RFMSI Series Trust, Series 2005-SA3,
Class 1A 2.712%, 08/25/2035 (P)	$250,037	$198,172
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.470%, 07/20/2037 (P)	40,488	34,561
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	785,171	799,897
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.485%, 09/25/2034 (P)	49,183	43,657
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	605,000	624,843
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C23,
Class A4 5.418%, 01/15/2045 (P)	461,246	466,516
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D,
4.106%, 05/15/2048 (P)	80,000	72,965
Series 2015-NXS1, Class XA,
1.214%, 05/15/2048	4,082,525	332,436
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.668%, 10/25/2035 (P)	325,000	312,545
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	435,000	465,600
Series 2006-AR16, Class A1,
2.490%, 10/25/2036 (P)	355,509	331,117
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	430,000	473,278
Series 2014-C19, Class A5,
4.101%, 03/15/2047	420,000	459,074
Series 2014-C20, Class A5,
3.995%, 05/15/2047	1,015,000	1,102,148
Series 2014-C21, Class A5,
3.678%, 08/15/2047	630,000	666,880
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	1,015,000	1,104,863
		63,802,783
U.S. Government Agency - 0.1%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	34,718	36,230
Federal National Mortgage Association
Series 2014-04, Class 1M2,
5.084%, 11/25/2024 (P)	160,000	168,706
Series 2014-C02, Class 2M2,
2.784%, 05/25/2024 (P)	70,000	65,219
Series 2014-C03, Class 1M2,
3.185%, 07/25/2024 (P)	375,000	356,615
Series 2014-C03, Class 2M2,
3.085%, 07/25/2024 (P)	275,000	260,318
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.067%, 09/16/2035	23,898	4,669
		891,757
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,758,927)		$64,694,540
79

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES - 12.6%
American Credit Acceptance
Receivables Trust, Series 2013-1,
Class A 1.450%, 04/16/2018 (S)	$42,275	$42,291
AMMC CLO XIV, Ltd., Series 2014-14A,
Class A2L 2.327%, 07/27/2026 (P)(S)	360,000	360,494
Apidos CDO
Series 2012-9AR, Class BR,
2.125%, 07/15/2023 (P)(S)	470,000	469,996
Series 2015-21A, Class A1,
1.710%, 07/18/2027 (P)(S)	2,255,000	2,252,294
Apidos CLO XX, Series 2015-20A,
Class A1 1.766%, 01/16/2027 (P)(S)	1,280,000	1,282,670
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class A
1.826%, 07/16/2026 (P)(S)	485,000	485,681
Atrium XI, Series 2011-A, Class B
2.427%, 10/23/2025 (P)(S)	390,000	390,388
Avery Point IV CLO, Ltd.,
Series 2014-1A, Class A
1.797%, 04/25/2026 (P)(S)	1,705,000	1,706,524
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class A
1.725%, 08/05/2027 (P)(S)	2,345,000	2,345,000
Babson CLO, Ltd., Series 2015-IA,
Class A 1.709%, 04/20/2027 (S)(P)	2,270,000	2,270,602
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	174,292	175,107
Carlyle Global Market Strategies
Series 2012-1AR, Class BR,
2.070%, 04/20/2022 (P)	660,000	659,995
Series 2015-2A, Class A1,
1.744%, 04/27/2027 (P)	1,435,000	1,435,535
Carlyle Global Market
Strategies CLO, Ltd.
Series 2014-4, Class B,
2.700%, 10/15/2026 (S)	570,000	574,282
Series 2014-4A, Class A1,
1.775%, 10/15/2026 (P)(S)	780,000	780,531
CCCI Treasure, Ltd., Series 2015-2,
Class B 1.830%, 01/15/2020	1,400,000	1,398,075
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 1.578%, 01/30/2025 (P)(S)	1,210,000	1,204,785
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 1.767%, 07/27/2026 (P)(S)	1,120,000	1,120,196
Cent CLO 22, Ltd., Series 2014-22A,
Class A1 1.756%, 11/07/2026 (P)(S)	810,000	810,461
Cent CLO 23, Ltd.
Series 2015-23A, Class A1,
1.767%, 04/17/2026 (P)(S)	1,420,000	1,441,147
Series 2015-23A, Class A2A,
2.327%, 04/17/2026 (P)(S)	570,000	570,398
CIFC Funding, Ltd., Series 2012-2AR,
Class A1LR 1.580%, 12/05/2024	1,755,000	1,755,000
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A
2.820%, 03/15/2021 (S)	377,918	380,257
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	136,772	137,181
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	191,178	191,193
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	577,640	578,156

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust (continued)
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	$590,000	$592,117
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	1,015,000	1,015,051
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	1,060,000	1,063,516
Dryden Senior Loan Fund
Series 2012-24RA, Class AR,
1.569%, 11/15/2023 (S)	1,615,000	1,611,896
Series 2015-38A, Class A,
1.696%, 07/15/2027 (S)	1,235,000	1,235,730
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	165,000	165,655
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	470,000	471,036
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	325,000	325,432
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	1,070,000	1,069,712
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	290,000	290,623
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	213,137	212,822
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	190,000	190,610
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 1.812%, 01/24/2027 (P)(S)	1,630,000	1,630,812
Galaxy XVII CLO, Ltd., Series 2014-17A,
Class B 2.375%, 07/15/2026 (P)(S)	920,000	921,662
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	170,000	170,736
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	755,873	436,692
Series 2006-17, Class A2,
0.365%, 11/25/2036 (P)	85,141	46,122
Series 2006-20, Class 2A1A,
0.234%, 12/25/2046 (P)	694,830	482,708
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	291,432	167,928
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035 (P)	430,000	411,170
Series 2007-3, Class 1A2,
0.355%, 03/25/2047 (P)	746,162	377,956
GSAMP Trust, Series 2007-FM2,
Class A2B 0.275%, 01/25/2037 (P)	605,152	359,775
Highbridge Loan Management, Ltd.,
Series 2015-6A, Class A
1.271%, 05/05/2027 (P)(S)	905,000	904,507
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	378,107
LCM X LP, Series 10AR, Class BR
2.170%, 04/15/2022 (P)(S)	775,000	775,035
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
2.425%, 07/20/2026 (P)(S)	920,000	922,845
Madison Park Funding, Ltd.,
Series 2012-9AR, Class AR
1.569%, 08/15/2022 (P)(S)	2,367,000	2,363,080
80

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Magnetite IX, Ltd., Series 2014-9A,
Class A1 1.697%, 07/25/2026 (P)(S)	$1,765,000	$1,764,998
Magnetite VIII, Ltd., Series 2014-8A,
Class A 1.755%, 04/15/2026 (S)	1,255,000	1,255,604
Magnetite XII, Ltd., Series 2015-12A,
Class A 1.817%, 04/15/2027 (P)(S)	1,015,000	1,015,967
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.415%, 04/25/2037 (P)	500,000	333,108
Oaktree EIF II Series A1, Ltd.,
Series 2015-B1A, Class A
1.908%, 02/15/2026 (P)(S)	1,425,000	1,426,565
OCP CLO, Ltd., Series 2015-8A,
Class A1 1.803%, 04/17/2027 (P)(S)	2,005,000	2,006,462
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
1.696%, 11/20/2023 (P)(S)	1,105,000	1,105,021
OHA Loan Funding, Ltd., Series 2015-1A,
Class A 1.769%, 02/15/2027 (P)(S)	1,695,000	1,695,995
OZLM XII, Ltd., Series 2015-12A,
Class A1 1.726%, 04/30/2027 (P)(S)	1,950,000	1,946,623
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	444,455
Race Point IX CLO, Ltd., Series 2015-9A,
Class A1 1.768%, 04/15/2027 (P)(S)	1,710,000	1,712,999
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF5
5.909%, 04/25/2037	101,530	57,637
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	273,755	274,075
Series 2013-5, Class B,
1.550%, 10/15/2018	835,000	839,891
Series 2013-5, Class C,
2.250%, 06/17/2019	155,000	157,084
Series 2014-1, Class C,
2.360%, 04/15/2020	805,000	810,574
Series 2014-4, Class B,
1.820%, 05/15/2019	250,000	250,284
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.275%, 07/25/2036 (P)	246,976	122,376
Seneca Park CLO, Ltd., Series 2014-1A,
Class A 1.754%, 07/17/2026 (P)(S)	340,000	340,142
Sound Point CLO IV, Ltd.,
Series 2013-3A, Class A
1.645%, 01/21/2026 (P)(S)	1,176,000	1,167,942
Sound Point CLO VIII,Ltd.,
Series 2015-1A, Class A
1.791%, 04/15/2027 (P)(S)	1,385,000	1,385,152
Soundview Home Loan Trust
Series 2006-3, Class A4,
0.435%, 11/25/2036 (P)	245,000	168,748
Series 2007-OPT2, Class 2A3,
0.365%, 07/25/2037 (P)	55,000	34,406
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	884,975	889,028
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	945,000	946,309

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Symphony CLO, Ltd., Series 2012-10AR,
Class AR 1.543%, 07/23/2023 (P)(S)	$2,325,000	$2,324,991
Treman Park CLO LLC, Series 2015-1A,
Class A 1.761%, 04/20/2027 (P)(S)	1,425,000	1,426,503
Venture XI CLO, Ltd., Series 2012-11AR,
Class AR 1.575%, 11/14/2022 (P)(S)	2,060,000	2,060,000
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	204,670	204,821
Voya CLO, Ltd.
Series 2015-1A, Class A1,
1.755%, 04/18/2027 (P)(S)	1,335,000	1,335,622
Series 2015-1A, Class A2,
2.375%, 04/18/2027 (P)(S)	475,000	475,308
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	1,115,000	1,118,768
TOTAL ASSET BACKED SECURITIES (Cost $74,251,220)		$74,509,032

PREFERRED SECURITIES - 0.1%
Financials - 0.1%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	32,500	844,675
TOTAL PREFERRED SECURITIES (Cost $910,000)		$844,675

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Over the Counter on the BRL vs. USD
(Expiration Date: 06/02/2015; Strike
Price: BRL 2.970; Counterparty: Bank
of America N.A.) (I)	1,355,000	0
Over the Counter on the CNY vs. USD
(Expiration Date: 06/11/2015; Strike
Price: CNY 6.125; Counterparty: Bank
of America N.A.) (I)	18,749,233	4,008
Over the Counter on the CNY vs. USD
(Expiration Date: 06/16/2015; Strike
Price: CNY 6.122; Counterparty: Bank
of America N.A.) (I)	56,250,767	8,762
Over the Counter on the TRY vs. USD
(Expiration Date: 06/19/2015; Strike
Price: TRY 2.602; Counterparty: Bank
of America N.A.) (I)	1,745,000	3,040
Over the Counter on the TRY vs. USD
(Expiration Date: 06/29/2015; Strike
Price: TRY 2.717; Counterparty: Bank
of America N.A.) (I)	1,020,000	9,464
		25,274
TOTAL PURCHASED OPTIONS (Cost $51,622)		$25,274

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	19,552	195,617
TOTAL SECURITIES LENDING
COLLATERAL (Cost $195,615)		$195,617

SHORT-TERM INVESTMENTS - 26.8%
U.S. Government Agency - 10.7%
Federal Home Loan Bank Discount Notes
0.065%, 06/03/2015*	$63,438,000	$63,437,937
81

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 16.1%
BNP Paribas Tri-Party Repurchase
Agreement dated 05/29/2015 at 0.110%
to be repurchased at $24,900,228 on
06/01/2015, collateralized by $82,012
Federal Home Loan Mortgage Corp.,
5.000% - 6.500% due 04/01/2035 to
03/01/2038 (valued at $91,392,
including interest) and $3,980,351
Federal National Mortgage Association,
2.500% - 4.500% due 03/01/2045 to
05/01/2045 (valued at $4,352,420,
including interest) and $19,469,981
Government National Mortgage
Association, 4.000% - 6.000% due
09/15/2034 to 10/20/2064 (valued at
$20,954,189, including interest)	$24,900,000	$24,900,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 05/29/2015 at 0.100%
to be repurchased at $27,100,226 on
06/01/2015, collateralized by
$7,960,417 Federal Home Loan
Mortgage Corp., 2.500% - 6.000% due
09/01/2016 to 05/01/2045 (valued at
$8,553,386, including interest) and
$17,264,435 Federal National Mortgage
Association, 2.500% - 4.500% due
01/01/2027 to 02/01/2045 (valued at
$19,088,614, including interest)	27,100,000	27,100,000
Repurchase Agreement with State
Street Corp. dated 05/29/2015 at
0.000% to be repurchased at $158,366
on 06/01/2015, collateralized by
$158,700 U.S. Treasury Notes, 1.500%
due 08/31/2018 (valued at $161,663,
including interest)	158,366	158,366
Societe Generale SA Tri-Party Repurchase
Agreement dated 05/29/2015 at 0.100%
to be repurchased at $42,700,000 on
06/01/2015, collateralized by
$42,700,356 U.S. Treasury Bonds,
3.125% due 08/15/2044 (valued at
$24,296,064, including interest) and
$19,207,400 U.S. Treasury Notes,
0.375% due 05/31/2016 (valued at
$19258000, including interest)	42,700,000	42,700,000
		94,858,366
TOTAL SHORT-TERM INVESTMENTS (Cost $158,296,136)		$158,296,303
Total Investments (Investment Quality Bond Fund)
(Cost $780,839,629) - 132.4%		$782,530,629
Other assets and liabilities, net - (32.4%)		(191,690,680)
TOTAL NET ASSETS - 100.0%		$590,839,949

Lifestyle II Aggressive Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.3%
Equity - 67.3%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	1,539,699	$21,463,407
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $21,133,990)		$21,463,407

UNAFFILIATED INVESTMENT COMPANIES - 32.7%
Exchange-traded funds - 32.7%
Financial Select Sector SPDR Fund	30,224	743,510
iShares MSCI USA Minimum Volatility ETF	38,981	1,615,373
Vanguard Consumer Staples ETF	3,692	468,921
Vanguard Dividend Appreciation ETF	16,363	1,326,548
Vanguard Energy ETF	4,325	480,291
Vanguard FTSE Emerging Markets ETF	30,261	1,281,251
Vanguard Health Care ETF	2,880	402,682
Vanguard Information Technology ETF	8,732	965,585
Vanguard Materials ETF	1,430	159,688
Vanguard Mid-Cap ETF	9,561	1,239,392
Vanguard MSCI EAFE ETF	18,059	746,740
Vanguard REIT ETF	4,019	318,064
Vanguard Small-Cap ETF	5,712	699,606
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $10,166,355)		$10,447,651
Total Investments (Lifestyle II Aggressive Portfolio)
(Cost $31,300,345) - 100.0%		$31,911,058
Other assets and liabilities, net - 0.0%		14,422
TOTAL NET ASSETS - 100.0%		$31,925,480

Lifestyle II Balanced Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 41.6%
Equity - 41.6%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	2,467,914	$34,402,722
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $33,465,021)		$34,402,722

UNAFFILIATED INVESTMENT COMPANIES - 58.4%
Exchange-traded funds - 58.4%
Financial Select Sector SPDR Fund	55,221	1,358,437
iShares iBoxx Investment Grade Corporate
Bond ETF	24,672	2,917,957
iShares JPMorgan USD Emerging Markets
Bond ETF	9,913	1,113,924
iShares MSCI USA Minimum Volatility ETF	81,495	3,377,153
iShares TIPS Bond ETF	7,345	831,601
PowerShares Senior Loan Portfolio	198,739	4,793,585
SPDR Barclays High Yield Bond ETF	177,703	7,005,052
Vanguard Consumer Staples ETF	5,338	677,979
Vanguard Dividend Appreciation ETF	33,271	2,697,280
Vanguard Energy ETF	7,911	878,517
Vanguard FTSE Emerging Markets ETF	22,075	934,656
Vanguard Health Care ETF	5,652	790,263
Vanguard Information Technology ETF	15,019	1,660,801
Vanguard Intermediate-Term Bond ETF	27,967	2,383,068
Vanguard Intermediate-Term Corporate
Bond ETF	78,570	6,805,733
82

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle II Balanced Portfolio (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Materials ETF	2,583	$288,444
Vanguard Mid-Cap ETF	12,643	1,638,912
Vanguard MSCI EAFE ETF	20,052	829,150
Vanguard REIT ETF	12,947	1,024,626
Vanguard Small-Cap ETF	5,653	692,379
Vanguard Total Bond Market ETF	67,633	5,568,901
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $47,791,831)		$48,268,418
Total Investments (Lifestyle II Balanced Portfolio)
(Cost $81,256,852) - 100.0%		$82,671,140
Other assets and liabilities, net - 0.0%		24,400
TOTAL NET ASSETS - 100.0%		$82,695,540

Lifestyle II Conservative Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 14.7%
Equity - 14.7%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	162,441	$2,264,428
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $2,190,209)		$2,264,428

UNAFFILIATED INVESTMENT COMPANIES - 84.5%
Exchange-traded funds - 84.5%
iShares iBoxx Investment Grade Corporate
Bond ETF	11,169	1,320,956
iShares JPMorgan USD Emerging Markets
Bond ETF	3,346	375,990
iShares MSCI USA Minimum Volatility ETF	10,450	433,048
iShares TIPS Bond ETF	3,591	406,573
PowerShares Senior Loan Portfolio	62,205	1,500,385
SPDR Barclays High Yield Bond ETF	39,221	1,546,092
Vanguard Consumer Staples ETF	679	86,240
Vanguard Dividend Appreciation ETF	4,270	346,169
Vanguard Energy ETF	519	57,635
Vanguard Intermediate-Term Bond ETF	12,696	1,081,826
Vanguard Intermediate-Term Corporate
Bond ETF	35,640	3,087,137
Vanguard Materials ETF	175	19,542
Vanguard Mid-Cap ETF	267	34,611
Vanguard REIT ETF	1,899	150,287
Vanguard Total Bond Market ETF	30,667	2,525,121
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $12,979,717)		$12,971,612
Total Investments (Lifestyle II Conservative Portfolio)
(Cost $15,169,926) - 99.2%		$15,236,040
Other assets and liabilities, net - 0.8%		122,304
TOTAL NET ASSETS - 100.0%		$15,358,344

Lifestyle II Growth Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 55.2%
Equity - 55.2%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	2,763,200	$38,519,003
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $37,737,307)		$38,519,003

UNAFFILIATED INVESTMENT COMPANIES - 44.5%
Exchange-traded funds - 44.5%
Financial Select Sector SPDR Fund	55,513	1,365,617
iShares iBoxx Investment Grade Corporate
Bond ETF	9,066	1,072,236
iShares JPMorgan USD Emerging Markets
Bond ETF	6,271	704,672
iShares MSCI USA Minimum Volatility ETF	90,799	3,762,711
iShares TIPS Bond ETF	3,082	348,944
PowerShares Senior Loan Portfolio	84,549	2,039,322
SPDR Barclays High Yield Bond ETF	73,397	2,893,310
Vanguard Consumer Staples ETF	7,500	952,575
Vanguard Dividend Appreciation ETF	37,652	3,052,448
Vanguard Energy ETF	7,015	779,016
Vanguard FTSE Emerging Markets ETF	37,217	1,575,768
Vanguard Health Care ETF	5,478	765,934
Vanguard Information Technology ETF	15,729	1,739,313
Vanguard Intermediate-Term Bond ETF	10,276	875,618
Vanguard Intermediate-Term Corporate
Bond ETF	28,896	2,502,972
Vanguard Materials ETF	2,289	255,613
Vanguard Mid-Cap ETF	16,449	2,132,284
Vanguard MSCI EAFE ETF	19,352	800,205
Vanguard REIT ETF	8,689	687,647
Vanguard Small-Cap ETF	6,152	753,497
Vanguard Total Bond Market ETF	24,852	2,046,314
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $30,574,052)		$31,106,016
Total Investments (Lifestyle II Growth Portfolio)
(Cost $68,311,359) - 99.7%		$69,625,019
Other assets and liabilities, net - 0.3%		222,363
TOTAL NET ASSETS - 100.0%		$69,847,382

Lifestyle II Moderate Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 27.4%
Equity - 27.4%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	507,971	$7,081,115
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $6,968,464)		$7,081,115

UNAFFILIATED INVESTMENT COMPANIES - 72.6%
Exchange-traded funds - 72.6%
iShares iBoxx Investment Grade Corporate
Bond ETF	13,063	1,544,963
iShares JPMorgan USD Emerging Markets
Bond ETF	4,297	482,854
iShares MSCI USA Minimum Volatility ETF	28,489	1,180,584
iShares TIPS Bond ETF	3,050	345,321
PowerShares Senior Loan Portfolio	92,063	2,220,560
83

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle II Moderate Portfolio (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
SPDR Barclays High Yield Bond ETF	71,577	$2,821,565
Vanguard Consumer Staples ETF	1,940	246,399
Vanguard Dividend Appreciation ETF	11,662	945,438
Vanguard Energy ETF	1,757	195,115
Vanguard FTSE Emerging Markets ETF	3,023	127,994
Vanguard Intermediate-Term Bond ETF	14,826	1,263,323
Vanguard Intermediate-Term Corporate
Bond ETF	41,663	3,608,849
Vanguard Materials ETF	575	64,210
Vanguard Mid-Cap ETF	2,400	311,112
Vanguard MSCI EAFE ETF	2,418	99,984
Vanguard REIT ETF	3,233	255,860
Vanguard Small-Cap ETF	777	95,167
Vanguard Total Bond Market ETF	35,850	2,951,889
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $18,750,352)		$18,761,187
Total Investments (Lifestyle II Moderate Portfolio)
(Cost $25,718,816) - 100.0%		$25,842,302
Other assets and liabilities, net - 0.0%		4,740
TOTAL NET ASSETS - 100.0%		$25,847,042

Mid Cap Stock Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 92.0%
Consumer discretionary - 20.0%
Automobiles - 1.6%
Tesla Motors, Inc. (I)(L)	106,067	$26,601,611
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	52,540	1,312,449
Hotels, restaurants and leisure - 7.6%
Chipotle Mexican Grill, Inc. (I)	43,708	26,903,148
Diamond Resorts International, Inc. (I)	904,769	28,138,316
Dunkin’ Brands Group, Inc.	321,183	17,138,325
Hilton Worldwide Holdings, Inc. (I)	532,442	15,419,520
Panera Bread Company, Class A (I)	125,326	22,809,332
Wyndham Worldwide Corp.	198,850	16,884,354
		127,292,995
Household durables - 3.4%
GoPro, Inc., Class A (I)	350,731	19,451,541
Harman International Industries, Inc.	161,698	19,487,843
Whirlpool Corp.	91,438	16,847,452
		55,786,836
Internet and catalog retail - 2.0%
Netflix, Inc. (I)	53,498	33,385,962
Media - 1.6%
IMAX Corp. (I)(L)	660,698	26,652,557
Specialty retail - 1.5%
Advance Auto Parts, Inc.	163,748	25,089,469
Jand, Inc., Class A (I)(R)	49,365	566,972
		25,656,441
Textiles, apparel and luxury goods - 2.2%
Kate Spade & Company (I)	569,487	14,111,888

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Samsonite International SA	6,069,600	$22,023,724
		36,135,612
		332,824,463
Consumer staples - 5.7%
Beverages - 1.2%
Monster Beverage Corp. (I)	157,478	20,043,800
Food and staples retailing - 1.2%
Whole Foods Market, Inc.	479,256	19,764,517
Food products - 3.3%
Keurig Green Mountain, Inc.	185,188	15,970,613
Nomad Foods, Ltd. (I)	882,111	15,877,998
Nomad Foods, Ltd. (I)	1,271,774	22,891,932
		54,740,543
		94,548,860
Energy - 1.4%
Oil, gas and consumable fuels - 1.4%
Diamondback Energy, Inc. (I)	100,693	7,834,922
Energen Corp.	117,612	8,138,750
Pioneer Natural Resources Company	52,534	7,766,101
		23,739,773
		23,739,773
Financials - 5.2%
Capital markets - 2.5%
Huatai Securities Company, Ltd.,
H Shares (I)(S)	733,900	2,347,374
Julius Baer Group, Ltd. (I)	305,965	16,703,982
Northern Trust Corp.	294,228	21,934,697
		40,986,053
Insurance - 0.7%
Assured Guaranty, Ltd.	433,992	12,407,831
Real estate investment trusts - 0.6%
Paramount Group, Inc.	540,080	9,905,067
Real estate management and development - 1.4%
CBRE Group, Inc., Class A (I)	597,389	22,844,155
WeWork Companies, Inc., Class A (I)(R)	35,488	590,916
		23,435,071
		86,734,022
Health care - 22.5%
Biotechnology - 3.0%
Alnylam Pharmaceuticals, Inc. (I)	69,790	9,148,771
Incyte Corp. (I)	98,936	10,897,800
Isis Pharmaceuticals, Inc. (I)	125,963	8,479,829
Regeneron Pharmaceuticals, Inc. (I)	42,605	21,837,619
		50,364,019
Health care equipment and supplies - 9.5%
Becton, Dickinson and Company	181,787	25,542,891
Boston Scientific Corp. (I)	1,126,020	20,572,385
DexCom, Inc. (I)	499,240	35,805,493
HeartWare International, Inc. (I)	222,741	16,431,604
Hologic, Inc. (I)	503,224	18,000,322
Insulet Corp. (I)	656,046	18,546,420
Intuitive Surgical, Inc. (I)	49,516	24,151,429
		159,050,544
Health care providers and services - 0.9%
Envision Healthcare Holdings, Inc. (I)	408,904	15,109,003
84

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology - 3.4%
athenahealth, Inc. (I)(L)	81,922	$9,552,105
Cerner Corp. (I)	340,095	22,884,993
Veeva Systems, Inc., Class A (I)(L)	864,799	23,453,349
		55,890,447
Life sciences tools and services - 0.8%
Illumina, Inc. (I)	64,035	13,196,333
Pharmaceuticals - 4.9%
Actavis PLC (I)	91,585	28,099,194
Eisai Company, Ltd.	181,300	11,318,441
Mylan NV (I)	353,652	25,685,745
Ono Pharmaceutical Company, Ltd.	146,060	15,948,497
		81,051,877
		374,662,223
Industrials - 13.4%
Aerospace and defense - 2.5%
DigitalGlobe, Inc. (I)	639,000	19,170,000
Textron, Inc.	496,921	22,470,768
		41,640,768
Building products - 1.4%
Fortune Brands Home & Security, Inc.	503,420	23,086,841
Construction and engineering - 1.6%
AECOM (I)	819,510	27,068,415
Electrical equipment - 3.0%
Acuity Brands, Inc.	114,623	20,229,813
AMETEK, Inc.	314,265	16,894,886
Generac Holdings, Inc. (I)(L)	316,081	13,205,864
		50,330,563
Machinery - 0.5%
The Middleby Corp. (I)	76,483	8,313,702
Professional services - 0.9%
IHS, Inc., Class A (I)	114,848	14,172,243
Road and rail - 2.8%
Genesee & Wyoming, Inc., Class A (I)	152,519	12,558,414
Kansas City Southern	150,637	13,632,649
Landstar System, Inc.	314,127	20,543,906
		46,734,969
Trading companies and distributors - 0.7%
HD Supply Holdings, Inc. (I)	368,887	11,970,383
		223,317,884
Information technology - 21.6%
Communications equipment - 1.1%
Arista Networks, Inc. (I)(L)	272,876	19,076,761
Electronic equipment, instruments and components - 3.8%
CDW Corp.	554,574	20,574,695
Cognex Corp.	374,699	18,911,059
TE Connectivity, Ltd.	341,578	23,568,882
		63,054,636
Internet software and services - 7.5%
Akamai Technologies, Inc. (I)	335,231	25,568,068
Apigee Corp. (I)	52,100	732,005
Apigee Corp. (I)	247,079	3,380,191
CoStar Group, Inc. (I)	146,501	30,605,524
Equinix, Inc.	74,468	19,962,637
New Relic, Inc. (I)(L)	36,400	1,191,372
New Relic, Inc. (I)	90,288	2,938,078
Shutterstock, Inc. (I)(L)	330,172	21,127,706

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Zillow Group, Inc., Class A (I)(L)	213,626	$19,523,280
		125,028,861
Semiconductors and semiconductor equipment - 4.4%
First Solar, Inc. (I)	160,260	7,966,525
NXP Semiconductors NV (I)	304,061	34,130,847
Sumco Corp.	1,035,240	15,565,444
SunEdison, Inc. (I)(L)	507,753	15,217,357
		72,880,173
Software - 4.8%
Mobileye NV (I)(L)	420,767	19,809,710
ServiceNow, Inc. (I)	216,516	16,587,291
Tyler Technologies, Inc. (I)	118,776	14,428,908
Workday, Inc., Class A (I)	374,910	29,587,897
		80,413,806
		360,454,237
Materials - 2.2%
Chemicals - 1.4%
Platform Specialty Products Corp. (I)	785,620	20,559,675
Platform Specialty Products Corp. (I)	113,837	2,979,114
		23,538,789
Construction materials - 0.8%
Martin Marietta Materials, Inc.	94,618	14,099,028
		37,637,817
TOTAL COMMON STOCKS (Cost $1,270,564,349)		$1,533,919,279
PREFERRED SECURITIES - 8.2%
Consumer discretionary - 0.2%
Jand, Inc., Series D (I)(R)	110,231	1,266,036
The Honest Company, Inc. (I)(R)	122,593	3,062,373
		4,328,409
Financials - 1.0%
Forward Venture (I)(R)	197,507	7,894,157
Redfin Corp. (I)(R)	1,074,553	3,543,553
WeWork Companies, Inc., Series D1 (I)(R)	176,378	2,936,898
WeWork Companies, Inc., Series D2 (I)(R)	138,582	2,307,551
		16,682,159
Health care - 0.2%
ConforMIS, Inc. (I)(R)	372,231	2,977,848
Industrials - 0.5%
Lithium Technology Corp. (I)(R)	1,672,498	8,151,755
Information technology - 6.3%
Birst, Inc.,Series F (I)(R)	639,317	3,734,187
DocuSign, Inc., Series B (I)(R)	10,938	208,840
DocuSign, Inc., Series B1 (I)(R)	3,276	62,549
DocuSign, Inc., Series D (I)(R)	7,860	150,072
DocuSign, Inc., Series E (I)(R)	203,275	3,881,150
DocuSign, Inc., Series F (I)(R)	29,825	569,452
DraftKings, Inc. (I)(R)	1,058,252	4,558,950
Essence Group Holdings Corp. (I)(R)	2,576,993	5,153,986
Lookout, Inc., Series F (I)(R)	341,649	3,922,131
MarkLogic Corp., Series F (I)(R)	433,540	5,035,220
Nutanix, Inc. (I)(R)	273,945	4,887,179
One Kings Lane, Inc. (I)(R)	529,764	7,814,019
Pinterest, Inc., Series G (I)(R)	114,145	4,097,287
Pure Storage, Inc., Series F (I)(R)	368,950	6,707,511
Uber Technologies, Inc. (I)(R)	1,059,388	41,992,637
Veracode, Inc. (I)(R)	254,658	7,632,100
85

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Information technology (continued)
Zuora, Inc. (I)(R)	1,403,516	$5,332,378
		105,739,648
TOTAL PREFERRED SECURITIES (Cost $101,037,282)		$137,879,819

SECURITIES LENDING COLLATERAL - 7.6%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	12,617,870	126,244,316
TOTAL SECURITIES LENDING
COLLATERAL (Cost $126,242,533)		$126,244,316

SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	6,804,377	6,804,377
TOTAL SHORT-TERM INVESTMENTS (Cost $6,804,377)		$6,804,377
Total Investments (Mid Cap Stock Fund)
(Cost $1,504,648,541) - 108.2%		$1,804,847,791
Other assets and liabilities, net - (8.2%)		(137,432,635)
TOTAL NET ASSETS - 100.0%		$1,667,415,156

Mid Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 92.3%
Consumer discretionary - 10.1%
Auto components - 0.2%
Visteon Corp. (I)	15,900	$1,741,365
Diversified consumer services - 0.8%
Graham Holdings Company, Class B	1,400	1,499,400
Houghton Mifflin Harcourt Company (I)	42,000	1,107,960
Strayer Education, Inc. (I)	131,500	6,026,645
		8,634,005
Leisure products - 1.4%
Mattel, Inc.	483,500	12,479,135
Sankyo Company, Ltd.	60,500	2,232,443
		14,711,578
Media - 4.6%
Cablevision Systems Corp., Class A (L)	545,500	13,370,205
DreamWorks Animation
SKG, Inc., Class A (I) (L)	82,000	2,209,900
News Corp., Class A (I)	794,100	12,030,615
Scholastic Corp.	176,400	7,840,980
Tribune Media Company, Class A	222,700	11,803,100
		47,254,800
Multiline retail - 1.6%
Kohl’s Corp.	255,400	16,726,146
Specialty retail - 0.6%
Abercrombie & Fitch Company, Class A (L)	199,900	4,091,953
The Gap, Inc.	52,000	1,993,160
		6,085,113
Textiles, apparel and luxury goods - 0.9%
Coach, Inc.	264,800	9,365,976
		104,518,983

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples - 8.4%
Beverages - 0.4%
Carlsberg A/S, Class B	51,108	$4,692,983
Food and staples retailing - 2.0%
Sysco Corp.	513,900	19,096,524
The Kroger Company	18,800	1,368,640
		20,465,164
Food products - 5.0%
Archer-Daniels-Midland Company	99,000	5,232,150
Bunge, Ltd.	268,500	24,852,360
Dean Foods Company	85,100	1,567,542
Flowers Foods, Inc.	149,600	3,360,016
Kellogg Company	128,300	8,053,391
McCormick & Company, Inc.	76,600	6,013,100
Tootsie Roll Industries, Inc. (L)	79,508	2,444,076
		51,522,635
Household products - 0.4%
The Clorox Company	39,000	4,198,740
Personal products - 0.6%
Avon Products, Inc.	958,200	6,439,104
		87,318,626
Energy - 5.4%
Energy equipment and services - 0.5%
Exterran Holdings, Inc.	42,800	1,414,968
SEACOR Holdings, Inc. (I)	50,700	3,555,084
		4,970,052
Oil, gas and consumable fuels - 4.9%
Cameco Corp.	563,100	8,440,869
Canadian Oil Sands, Ltd. (L)	447,200	3,912,461
CONSOL Energy, Inc.	387,800	10,796,352
Hess Corp.	36,700	2,477,984
Murphy Oil Corp.	226,900	9,861,074
WPX Energy, Inc. (I)	1,192,200	15,367,458
		50,856,198
		55,826,250
Financials - 27.6%
Banks - 4.5%
CIT Group, Inc.	170,900	7,905,834
Commerce Bancshares, Inc.	108,478	4,839,204
First Horizon National Corp.	986,658	14,563,072
First Niagara Financial Group, Inc.	1,098,900	9,791,199
SunTrust Banks, Inc.	117,000	4,993,560
WestAmerica Bancorp.	103,300	4,727,008
		46,819,877
Capital markets - 7.3%
E*TRADE Financial Corp. (I)	868,810	25,595,143
Lazard, Ltd., Class A	262,800	14,601,168
Legg Mason, Inc.	43,300	2,310,488
Northern Trust Corp.	336,900	25,115,895
Waddell & Reed Financial, Inc., Class A	165,100	7,888,478
		75,511,172
Consumer finance - 1.3%
Ally Financial, Inc. (I)	615,410	13,951,345
Diversified financial services - 1.2%
Groupe Bruxelles Lambert SA	14,621	1,215,423
PHH Corp. (I)	394,400	10,881,496
		12,096,919
86

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance - 9.5%
CNA Financial Corp.	292,500	$11,308,050
Enstar Group, Ltd. (I)	7,100	1,076,502
First American Financial Corp.	348,400	12,441,364
FNF Group	277,387	10,529,611
Kemper Corp.	210,100	7,519,479
Loews Corp.	235,800	9,460,296
Marsh & McLennan Companies, Inc.	338,100	19,687,563
OneBeacon Insurance Group, Ltd., Class A	23,500	338,400
The Progressive Corp.	311,000	8,502,740
White Mountains Insurance Group, Ltd.	22,200	14,413,128
Willis Group Holdings PLC	71,100	3,374,406
		98,651,539
Real estate investment trusts - 2.7%
AvalonBay Communities, Inc.	20,200	3,363,300
Rayonier, Inc.	479,200	12,372,944
Washington Real Estate Investment Trust	221,000	5,536,050
Weyerhaeuser Company	214,997	7,000,302
		28,272,596
Real estate management and development - 0.5%
The St. Joe Company (I)	328,900	5,239,377
Thrifts and mortgage finance - 0.6%
Capitol Federal Financial, Inc.	543,512	6,576,495
		287,119,320
Health care - 12.0%
Biotechnology - 0.4%
Seattle Genetics, Inc. (I)	94,300	4,063,387
Health care equipment and supplies - 2.5%
Haemonetics Corp. (I)	106,400	4,396,448
Hologic, Inc. (I)	589,700	21,093,569
Thoratec Corp. (I)	15,200	689,928
		26,179,945
Health care providers and services - 4.4%
HealthSouth Corp.	168,000	7,250,880
Humana, Inc.	38,700	8,306,955
Quest Diagnostics, Inc.	178,700	13,443,601
Select Medical Holdings Corp.	699,800	11,441,730
Tenet Healthcare Corp. (I)	102,625	5,458,624
		45,901,790
Pharmaceuticals - 4.7%
Hospira, Inc. (I)	383,600	33,917,912
Zoetis, Inc.	296,000	14,731,920
		48,649,832
		124,794,954
Industrials - 10.5%
Aerospace and defense - 3.3%
Bombardier, Inc., Class B	2,458,163	5,099,759
Textron, Inc.	642,200	29,040,284
		34,140,043
Air freight and logistics - 2.1%
C.H. Robinson Worldwide, Inc.	237,600	14,667,048
Expeditors International of Washington, Inc.	146,500	6,715,560
		21,382,608
Airlines - 0.3%
Southwest Airlines Company	83,100	3,078,855
Commercial services and supplies - 1.4%
Cintas Corp.	174,500	15,022,705

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering - 1.2%
KBR, Inc.	653,100	$12,506,865
Machinery - 1.1%
AGCO Corp.	53,400	2,711,652
Harsco Corp.	63,200	1,018,152
Ingersoll-Rand PLC	17,800	1,224,284
Xylem, Inc.	171,600	6,275,412
		11,229,500
Professional services - 0.7%
ManpowerGroup, Inc.	83,500	7,068,275
Trading companies and distributors - 0.4%
Fastenal Company	102,900	4,271,379
		108,700,230
Information technology - 4.0%
Communications equipment - 0.4%
ADTRAN, Inc.	232,600	4,005,372
Electronic equipment, instruments and components - 0.4%
AVX Corp.	278,500	3,951,915
IT services - 0.3%
The Western Union Company	151,900	3,334,205
Semiconductors and semiconductor equipment - 2.9%
Altera Corp.	60,700	2,965,195
Applied Materials, Inc.	526,900	10,606,497
ASML Holding NV	20,376	2,288,225
Broadcom Corp., Class A	117,300	6,668,505
Marvell Technology Group, Ltd.	541,000	7,568,590
		30,097,012
		41,388,504
Materials - 8.3%
Chemicals - 1.1%
The Mosaic Company	54,900	2,517,165
The Scotts Miracle-Gro Company, Class A	138,400	8,478,384
		10,995,549
Construction materials - 1.9%
Vulcan Materials Company	221,400	19,910,502
Containers and packaging - 1.5%
Greif, Inc., Class A	8,000	305,520
MeadWestvaco Corp.	190,500	9,627,870
Packaging Corp. of America	88,800	6,143,184
		16,076,574
Metals and mining - 2.8%
Barrick Gold Corp. (L)	20,100	238,386
Compania de Minas Buenaventura SA, ADR	253,800	2,842,560
Franco-Nevada Corp.	127,300	6,547,208
Lonmin PLC (I) (L)	1,352,434	2,918,160
Newmont Mining Corp.	441,100	12,015,564
Silver Wheaton Corp.	241,400	4,603,498
		29,165,376
Paper and forest products - 1.0%
Louisiana-Pacific Corp. (I)	585,200	10,586,268
		86,734,269
Telecommunication services - 0.8%
Wireless telecommunication services - 0.8%
Telephone & Data Systems, Inc.	278,056	8,255,483
87

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities - 5.2%
Electric utilities - 2.9%
American Electric Power Company, Inc.	73,400	$4,131,686
FirstEnergy Corp.	740,054	26,405,127
		30,536,813
Independent power and renewable electricity producers - 1.6%
AES Corp.	945,200	12,854,720
NRG Energy, Inc.	153,119	3,858,599
		16,713,319
Multi-utilities - 0.7%
CenterPoint Energy, Inc.	335,600	6,836,172
		54,086,304
TOTAL COMMON STOCKS (Cost $729,265,982)		$958,742,923

CONVERTIBLE BONDS - 0.3%
Industrials - 0.3%
UTi Worldwide, Inc. 4.500%, 03/01/2019	$3,323,000	$3,376,999
TOTAL CONVERTIBLE BONDS (Cost $3,323,000)		$3,376,999

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock
Collateral Trust, 0.1434% (W) (Y)	2,231,552	22,327,125
TOTAL SECURITIES LENDING
COLLATERAL (Cost $22,326,819)		$22,327,125

SHORT-TERM INVESTMENTS - 7.6%
Money market funds - 7.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	2,000,000	2,000,000
T. Rowe Price Reserve Investment
Fund, 0.0619% (Y)	76,585,565	76,585,565
		78,585,565
TOTAL SHORT-TERM INVESTMENTS (Cost $78,585,565)		$78,585,565
Total Investments (Mid Value Fund)
(Cost $833,501,366) - 102.3%		$1,063,032,612
Other assets and liabilities, net - (2.3%)		(23,857,849)
TOTAL NET ASSETS - 100.0%		$1,039,174,763

Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 93.7%
Consumer discretionary - 2.2%
Hotels, restaurants and leisure - 2.2%
Hilton Worldwide Holdings, Inc. (I)	183,244	$5,306,746
Financials - 91.5%
Real estate investment trusts - 90.9%
Diversified REITs - 1.3%
PS Business Parks, Inc.	44,500	3,252,950
Health care REITs - 1.5%
Healthcare Realty Trust, Inc.	157,600	3,754,032
Hotel and resort REITs - 4.9%
Host Hotels & Resorts, Inc.	199,462	3,973,283

Real Estate Equity Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs (continued)
Pebblebrook Hotel Trust	87,200	$3,739,136
RLJ Lodging Trust	82,700	2,500,021
Sunstone Hotel Investors, Inc.	106,500	1,625,190
		11,837,630
Industrial REITs - 7.7%
DCT Industrial Trust, Inc.	141,100	4,615,381
EastGroup Properties, Inc.	41,800	2,325,334
Prologis, Inc.	240,544	9,523,137
Terreno Realty Corp.	105,900	2,155,065
		18,618,917
Office REITs - 18.0%
Alexandria Real Estate Equities, Inc.	28,500	2,642,805
Boston Properties, Inc.	61,850	8,042,356
Douglas Emmett, Inc.	221,200	6,498,856
Highwoods Properties, Inc.	100,800	4,228,560
Kilroy Realty Corp.	83,800	5,788,066
SL Green Realty Corp.	73,700	8,745,242
Vornado Realty Trust	76,474	7,638,988
		43,584,873
Residential REITs - 18.9%
American Campus Communities, Inc.	60,100	2,344,501
AvalonBay Communities, Inc.	78,316	13,039,614
Camden Property Trust	82,900	6,215,842
Equity Residential	140,250	10,423,380
Essex Property Trust, Inc.	51,307	11,421,964
Home Properties, Inc.	21,300	1,583,016
Post Properties, Inc.	14,400	818,064
		45,846,381
Retail REITs - 33.2%
Acadia Realty Trust	150,300	4,662,306
CBL & Associates Properties, Inc.	99,414	1,754,657
Federal Realty Investment Trust	68,280	9,181,612
General Growth Properties, Inc.	373,994	10,595,250
Kimco Realty Corp.	241,100	5,776,756
Regency Centers Corp.	119,240	7,528,814
Simon Property Group, Inc.	120,700	21,894,980
Taubman Centers, Inc.	42,500	3,146,275
The Macerich Company	92,812	7,620,793
Urban Edge Properties	156,137	3,372,559
Weingarten Realty Investors	143,700	4,847,001
		80,381,003
Specialized REITs - 5.4%
Plum Creek Timber Company, Inc.	59,000	2,434,340
Public Storage	55,100	10,664,054
		13,098,394
		220,374,180
Real estate management and development - 0.6%
Alexander & Baldwin, Inc.	36,000	1,478,520
		221,852,700
TOTAL COMMON STOCKS (Cost $98,221,751)		$227,159,446

CONVERTIBLE BONDS - 0.9%
Financials - 0.9%
Real estate operating companies - 0.9%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$1,969,000	$2,356,647
TOTAL CONVERTIBLE BONDS (Cost $1,937,706)		$2,356,647
88

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 5.3%
Money market funds - 5.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	804,110	804,110
T. Rowe Price Reserve Investment
Fund, 0.0619% (Y)	11,986,197	11,986,197
		12,790,307
TOTAL SHORT-TERM INVESTMENTS (Cost $12,790,307)		$12,790,307
Total Investments (Real Estate Equity Fund)
(Cost $112,949,764) - 99.9%		$242,306,400
Other assets and liabilities, net - 0.1%		148,277
TOTAL NET ASSETS - 100.0%		$242,454,677

Real Estate Securities Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 99.8%
Financials - 99.8%
Real estate investment trusts - 99.8%
Diversified REITs - 5.3%
American Realty Capital Properties, Inc.	656,532	$5,823,440
Duke Realty Corp.	550,156	10,761,051
Spirit Realty Capital, Inc.	1,194,863	12,892,572
Store Capital Corp.	83,288	1,737,388
		31,214,451
Health care REITs - 10.5%
Health Care REIT, Inc.	331,754	23,309,036
Healthcare Trust of America, Inc., Class A	386,534	9,582,178
LTC Properties, Inc.	149,697	6,300,747
Ventas, Inc.	340,435	22,645,736
		61,837,697
Hotel and resort REITs - 7.7%
Chesapeake Lodging Trust	171,019	5,313,560
DiamondRock Hospitality Company	597,441	7,868,298
Host Hotels & Resorts, Inc.	279,788	5,573,377
Pebblebrook Hotel Trust	228,512	9,798,595
Strategic Hotels & Resorts, Inc. (I)	740,321	8,943,078
Sunstone Hotel Investors, Inc.	515,506	7,866,622
		45,363,530
Industrial REITs - 5.2%
Prologis, Inc.	772,314	30,575,911
Office REITs - 17.7%
Alexandria Real Estate Equities, Inc.	65,159	6,042,194
BioMed Realty Trust, Inc.	255,118	5,201,856
Boston Properties, Inc.	164,090	21,336,623
Brandywine Realty Trust	439,190	6,183,795
Corporate Office Properties Trust	413,102	10,604,328
DuPont Fabros Technology, Inc.	235,777	7,601,450
Hudson Pacific Properties, Inc.	337,426	10,288,119
Paramount Group, Inc.	751,700	13,786,178
SL Green Realty Corp.	124,761	14,804,140
Vornado Realty Trust	84,288	8,419,528
		104,268,211
Residential REITs - 18.1%
American Residential Properties, Inc. (I)	189,331	3,512,090

Real Estate Securities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Apartment Investment & Management
Company, Class A	269,410	$10,218,721
Camden Property Trust	141,264	10,591,975
Equity LifeStyle Properties, Inc.	89,006	4,876,639
Equity Residential	596,823	44,355,885
Essex Property Trust, Inc.	99,265	22,098,374
Home Properties, Inc.	35,014	2,602,240
UDR, Inc.	239,796	7,807,758
		106,063,682
Retail REITs - 26.3%
DDR Corp.	513,064	8,681,043
Federal Realty Investment Trust	132,660	17,838,790
General Growth Properties, Inc.	785,346	22,248,852
Kimco Realty Corp.	862,312	20,660,996
National Retail Properties, Inc.	359,072	13,468,791
Pennsylvania Real Estate Investment Trust	76,960	1,717,747
Regency Centers Corp.	79,951	5,048,106
Simon Property Group, Inc.	275,987	50,064,042
Taubman Centers, Inc.	86,152	6,377,833
The Macerich Company	102,148	8,387,372
		154,493,572
Specialized REITs - 9.0%
CubeSmart	520,703	12,387,524
Extra Space Storage, Inc.	134,359	9,409,161
HCP, Inc.	109,540	4,241,389
Medical Properties Trust, Inc.	42,406	575,025
National Health Investors, Inc.	91,091	6,024,759
Public Storage	81,449	15,763,639
The GEO Group, Inc.	117,509	4,457,116
		52,858,613
TOTAL COMMON STOCKS (Cost $512,913,678)		$586,675,667
Total Investments (Real Estate Securities Fund)
(Cost $512,913,678) - 99.8%		$586,675,667
Other assets and liabilities, net - 0.2%		1,356,241
TOTAL NET ASSETS - 100.0%		$588,031,908

Real Return Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 97.2%
U.S. Government - 97.2%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2023	$69,242,275	$69,085,699
0.125%, 07/15/2022 (D)	60,879,857	60,927,404
0.375%, 07/15/2023	5,680,752	5,748,654
0.625%, 07/15/2021 to 02/15/2043	63,587,204	64,944,097
0.750%, 02/15/2042 (D)	2,476,081	2,355,952
0.750%, 02/15/2045	7,518,900	7,139,429
1.125%, 01/15/2021	18,130,224	19,267,605
1.250%, 07/15/2020	22,732,080	24,431,667
1.375%, 01/15/2020 to 02/15/2044	30,069,341	32,898,110
1.625%, 01/15/2018 (D)	1,352,232	1,433,366
1.750%, 01/15/2028	23,168,242	26,659,765
1.875%, 07/15/2015 (D)	7,160,771	7,207,201
1.875%, 07/15/2019	21,338,852	23,351,042
89

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
2.000%, 01/15/2016 (D)		$3,806,144	$3,873,048
2.000%, 01/15/2026		20,220,140	23,565,946
2.125%, 02/15/2040 to 02/15/2041 (D)		5,124,949	6,509,891
2.375%, 01/15/2025 to 01/15/2027		52,069,472	62,687,438
2.500%, 07/15/2016 to 01/15/2029		19,644,693	23,924,718
3.875%, 04/15/2029		26,646,506	38,379,282
U.S. Treasury Bonds
2.500%, 02/15/2045		12,120,000	11,161,769
3.000%, 11/15/2044 (D)		300,000	306,398
3.000%, 05/15/2045		2,500,000	2,560,548
			518,419,029
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.336%, 10/01/2044 (P)		31,180	31,732
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $524,643,830)			$518,450,761

FOREIGN GOVERNMENT
OBLIGATIONS - 13.1%
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	1,329,228,600	467,100
France - 0.6%
Government of France
0.250%, 07/25/2018	EUR	2,078,320	2,373,011
1.600%, 07/25/2015		955,840	1,055,678
			3,428,689
Germany - 2.0%
Federal Republic of Germany
0.750%, 04/15/2018		7,539,703	8,602,071
1.500%, 04/15/2016		1,741,965	1,934,953
			10,537,024
Greece - 0.1%
Republic of Greece
3.800%, 08/08/2017	JPY	100,000,000	522,059
Italy - 2.1%
Republic of Italy
1.700%, 09/15/2018	EUR	2,424,408	2,829,041
2.100%, 09/15/2017		116,131	134,671
2.250%, 04/22/2017		3,208,512	3,650,534
2.350%, 09/15/2019		221,224	266,877
2.350%, 09/15/2024 (S)		2,209,174	2,770,487
2.550%, 10/22/2016		601,596	680,741
3.100%, 09/15/2026		105,967	143,262
5.000%, 09/01/2040		500,000	761,113
5.500%, 11/01/2022		200,000	280,021
			11,516,747
Mexico - 1.7%
Government of Mexico
4.000%, 11/15/2040 to 11/08/2046	MXN	31,673,003	2,261,038
4.500%, 12/04/2025		82,096,639	6,140,260
4.750%, 06/14/2018		11,246,000	732,341
			9,133,639
New Zealand - 0.6%
Dominion of New Zealand
2.000%, 09/20/2025	NZD	3,900,000	2,834,282

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
New Zealand (continued)
Dominion of New Zealand (continued)
3.000%, 09/20/2030	NZD	600,000	$480,313
			3,314,595
Slovenia - 0.3%
Republic of Slovenia
4.125%, 02/18/2019		$300,000	316,500
4.700%, 11/01/2016 (S)	EUR	1,000,000	1,165,483
			1,481,983
Spain - 2.6%
Autonomous Community of Catalonia
4.950%, 02/11/2020		300,000	370,411
Kingdom of Spain
0.550%, 11/30/2019 (S)		2,701,539	3,041,963
1.000%, 11/30/2030 (S)		598,692	647,312
3.800%, 04/30/2024 (S)		2,800,000	3,587,575
5.400%, 01/31/2023 (S)		4,300,000	6,035,787
			13,683,048
United Kingdom - 3.0%
Government of United Kingdom
0.125%, 03/22/2024 to 03/22/2058	GBP	9,427,375	15,893,043
			15,893,043
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $78,358,594)			$69,977,927

CORPORATE BONDS - 6.2%
Energy - 1.2%
California Resources Corp.
5.500%, 09/15/2021		$1,200,000	1,137,000
Petrobras Global Finance BV
2.415%, 01/15/2019 (P)		700,000	658,875
2.631%, 03/17/2017 (P)		4,400,000	4,301,660
3.000%, 01/15/2019		100,000	93,495
3.250%, 03/17/2017		300,000	296,541
4.375%, 05/20/2023		200,000	178,500
			6,666,071
Financials - 2.4%
Banca Monte dei Paschi di Siena SpA
3.625%, 04/01/2019	EUR	300,000	339,587
Banco Popolare SC
3.500%, 03/14/2019		500,000	570,030
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate + 10.237%)
10/10/2018 (Q)		500,000	626,965
Bank of America NA
1.750%, 06/05/2018		$2,700,000	2,697,651
Barclays Bank PLC
7.625%, 11/21/2022		4,500,000	5,231,250
Barclays PLC
2.010%, 12/21/2020	MXN	2,500,000	156,667
BNP Paribas SA
0.586%, 11/07/2015 (P)		$400,000	400,274
Intesa Sanpaolo SpA
3.125%, 01/15/2016		600,000	607,174
6.500%, 02/24/2021 (S)		600,000	698,330
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2049 (H)	EUR	36,000	5,437
7.000%, 09/27/2027		$300,000	34,170
90

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lloyds Bank PLC
1.750%, 05/14/2018		$1,100,000	$1,101,253
3.500%, 05/14/2025		200,000	200,868
Navient Corp.
6.250%, 01/25/2016		367,000	376,175
			13,045,831
Health care - 1.0%
Actavis Funding SCS
3.800%, 03/15/2025		200,000	200,984
Zimmer Holdings, Inc.
1.450%, 04/01/2017		5,300,000	5,315,020
			5,516,004
Industrials - 0.3%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,033,928
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	600,000	415,157
			1,449,085
Telecommunication services - 1.0%
AT&T, Inc.
1.209%, 06/30/2020 (P)		$300,000	301,922
2.450%, 06/30/2020		500,000	494,888
3.000%, 06/30/2022		1,100,000	1,081,396
3.400%, 05/15/2025		1,400,000	1,356,408
4.500%, 05/15/2035		300,000	283,223
4.750%, 05/15/2046		500,000	473,720
BellSouth Corp.
4.821%, 04/26/2021 (S)		1,200,000	1,238,815
			5,230,372
Utilities - 0.3%
Electricite de France SA
0.735%, 01/20/2017 (P)(S)		1,100,000	1,101,177
1.150%, 01/20/2017 (S)		300,000	300,957
			1,402,134
TOTAL CORPORATE BONDS (Cost $37,657,904)			$33,309,497

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		630,000	541,214
TOTAL MUNICIPAL BONDS (Cost $602,430)			$541,214

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.1%
Commercial and residential - 1.9%
Banc of America Mortgage Trust,
Series 2005-A, Class 2A2
2.668%, 02/25/2035 (P)		351,324	347,119
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.594%, 05/25/2033 (P)		54,838	55,002
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)		420,958	424,581
Series 2005-2, Class A2,
2.515%, 03/25/2035 (P)		105,649	105,814
Series 2005-5, Class A1,
2.160%, 08/25/2035 (P)		134,930	135,922
Series 2005-5, Class A2,
2.260%, 08/25/2035 (P)		233,781	234,791

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns ALT-A Trust, Series 2004-9,
Class 6A1 2.525%, 09/25/2034 (P)		$99,859	$97,568
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		215,553	220,575
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		37,491	37,038
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)		167,849	168,152
Series 2005-6, Class A2,
2.410%, 09/25/2035 (P)		178,701	178,502
Series 2005-6, Class A3,
2.060%, 09/25/2035 (P)		42,717	41,420
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.414%, 04/19/2034 (P)		4,598,038	4,564,463
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.489%, 07/25/2035 (P)		274,751	275,882
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.585%, 03/25/2036 (P)		582,681	141,588
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.603%, 05/25/2036 (P)		968,284	874,243
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.365%, 06/25/2046 (P)		918,525	404,284
Swan Trust, Series 2010-1, Class A
3.325%, 04/25/2041 (P)	AUD	716,337	550,223
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.385%, 03/25/2037 (P)		$609,830	574,311
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036 (P)		665,874	361,277
U.S. Government Agency - 0.2%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		10,536	11,644
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		13,015	14,961
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		76,598	87,739
Series 2007-63, Class FC,
0.535%, 07/25/2037 (P)		1,126,276	1,129,300
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,344,928)			$11,036,399

ASSET BACKED SECURITIES - 4.5%
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.385%, 10/25/2035 (P)		415	415
Carlyle Global Market Strategies,
Series 2012-1AR, Class AR
1.505%, 04/20/2022 (P)(S)		2,700,000	2,698,674
CIFC Funding, Ltd., Series 2011-1AR,
Class A1R
1.575%, 01/19/2023 (P)(S)		2,262,345	2,256,599
91

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037 (P)		$593,328	$424,951
Doral CLO II, Ltd., Series 2012-2A,
Class A1R
1.531%, 05/26/2023 (P)(S)		2,600,000	2,600,000
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.224%, 05/01/2023 (P)	EUR	2,376,624	2,610,246
LCM IX LP, Series 9A, Class A
1.477%, 07/14/2022 (P)(S)		$470,175	470,254
Magi Funding PLC, Series 2010-1A,
Class A
0.331%, 04/11/2021 (P)(S)	EUR	23,724	26,024
SLM Student Loan Trust, Series 2008-9,
Class A
1.777%, 04/25/2023 (P)		$7,332,952	7,522,744
Venture XI CLO, Ltd., Series 2012-11AR,
Class AR
1.575%, 11/14/2022 (P)(S)		2,700,000	2,700,000
Voya CLO, Ltd.
Series 2012-2AR, Class AR,
1.575%, 10/15/2022 (P)(S)		1,300,000	1,298,852
Series 2012-3AR, Class AR,
1.615%, 10/15/2022 (P)(S)		1,300,000	1,300,022
Wood Street CLO BV, Series II-A,
Class A1
0.339%, 03/29/2021 (P)(S)	EUR	80,856	88,460
TOTAL ASSET BACKED SECURITIES (Cost $23,842,148)			$23,997,241

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		1,029	10,598
TOTAL COMMON STOCKS (Cost $3,241)			$10,598

PURCHASED OPTIONS - 0.1%
Call options - 0.0%
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.800% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 0.800%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		23,800,000	26,218
Put options - 0.1%
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.6825% and pay a floating rate
based on 3-month LIBOR (Expiration
Date: 12/11/2017; Strike Rate:
2.6825%; Counterparty: Morgan
Stanley & Company, Inc.) (I)		3,000,000	366,365
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.865% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/11/2015; Strike Rate: 2.865%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		3,600,000	59,605

Real Return Bond Fund (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 3.050% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/11/2015; Strike Rate: 3.050%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	1,300,000	$9,925
		435,895
TOTAL PURCHASED OPTIONS (Cost $657,043)		$462,113

SHORT-TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.S. Treasury Bills
0.010%, 08/06/2015 (D)*	$542,000	$542,000
0.015%, 07/16/2015 (D)*	265,000	264,998
0.016%, 07/30/2015 (D)*	100,000	100,001
0.016%, 08/20/2015 (D)*	21,000	21,000
0.020%, 07/23/2015 (D)*	431,000	430,997
		1,358,996
TOTAL SHORT-TERM INVESTMENTS (Cost $1,358,969)		$1,358,996
Total Investments (Real Return Bond Fund)
(Cost $678,469,087) - 123.6%		$659,144,746
Other assets and liabilities, net - (23.6%)		(125,902,226)
TOTAL NET ASSETS - 100.0%		$533,242,520

Science & Technology Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 96.6%
Consumer discretionary - 13.5%
Automobiles - 1.1%
Tesla Motors, Inc. (I)(L)	44,150	$11,072,820
Household durables - 0.7%
Harman International Industries, Inc.	22,620	2,726,162
iRobot Corp. (I)(L)	142,300	4,546,485
		7,272,647
Internet and catalog retail - 10.5%
Amazon.com, Inc. (I)	81,095	34,808,407
Ctrip.com International, Ltd., ADR (I)	51,700	4,129,279
Etsy, Inc. (I)(L)	26,800	449,168
Expedia, Inc.	56,700	6,081,642
Flipkart Limited (I)(R)	1,314	186,903
JD.com, Inc., ADR (I)	96,210	3,240,353
Netflix, Inc. (I)	9,215	5,750,713
The Priceline Group, Inc. (I)	26,690	31,281,748
Vipshop Holdings, Ltd., ADR (I)	754,840	18,848,355
		104,776,568
Media - 1.2%
Liberty Global PLC, Series C (I)	87,100	4,681,625
News Corp., Class A (I)	309,900	4,694,985
Twenty-First Century Fox, Inc., Class A	88,900	2,987,040
		12,363,650
		135,485,685
92

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials - 0.5%
Real estate investment trusts - 0.5%
American Tower Corp.	56,400	$5,233,356
Health care - 3.3%
Biotechnology - 0.4%
Grifols SA, ADR	109,300	3,475,740
Health care equipment and supplies - 0.8%
Intuitive Surgical, Inc. (I)	15,200	7,413,800
Health care technology - 1.0%
Veeva Systems, Inc., Class A (I)	384,100	10,416,792
Life sciences tools and services - 0.4%
Agilent Technologies, Inc.	105,100	4,329,069
Pharmaceuticals - 0.7%
Hospira, Inc. (I)	82,840	7,324,713
		32,960,114
Industrials - 1.3%
Aerospace and defense - 0.5%
The Boeing Company	33,800	4,749,576
Electrical equipment - 0.8%
Nidec Corp.	90,500	6,587,331
SolarCity Corp. (I)	24,775	1,489,473
		8,076,804
		12,826,380
Information technology - 74.9%
Communications equipment - 3.4%
Cisco Systems, Inc.	345,530	10,127,484
JDS Uniphase Corp. (I)	212,100	2,719,122
Palo Alto Networks, Inc. (I)	124,600	21,118,454
		33,965,060
Electronic equipment, instruments and components - 4.1%
CDW Corp.	197,535	7,328,549
Control4 Corp. (I)(L)	60,300	548,730
Corning, Inc.	168,860	3,532,551
Flextronics International, Ltd. (I)	443,435	5,387,736
Hoya Corp.	41,500	1,525,827
IPG Photonics Corp. (I)	24,430	2,316,941
Keyence Corp.	3,270	1,754,297
Murata Manufacturing Company, Ltd.	28,800	4,668,023
National Instruments Corp.	78,400	2,344,944
RealD, Inc. (I)	375,500	4,738,810
Trimble Navigation, Ltd. (I)	268,600	6,295,984
Yaskawa Electric Corp.	67,000	936,336
		41,378,728
Internet software and services - 18.5%
58.com, Inc., ADR (I)(L)	17,800	1,335,178
Akamai Technologies, Inc. (I)	37,600	2,867,752
Alibaba Group Holding, Ltd., ADR (I)	192,435	17,188,294
Angie’s List, Inc. (I)(L)	325,100	2,038,377
Baidu, Inc., ADR (I)	118,640	23,419,536
Coupons.com, Inc. (I)	75,500	942,995
Criteo SA, ADR (I)	204,615	9,827,658
Dealertrack Technologies, Inc. (I)	217,800	9,082,260
eBay, Inc. (I)	139,615	8,566,776
Facebook, Inc., Class A (I)	257,115	20,360,937
GoDaddy, Inc., Class A (I)	12,085	325,449
Google, Inc., Class A (I)	29,100	15,868,812
Google, Inc., Class C (I)	26,911	14,319,612
GrubHub, Inc. (I)	25,147	1,013,927

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
LinkedIn Corp., Class A (I)	101,300	$19,746,409
MercadoLibre, Inc.	23,600	3,425,068
NAVER Corp.	1,592	872,563
NetEase, Inc., ADR	45,115	6,379,712
OPOWER, Inc. (I)(L)	6,500	76,960
SINA Corp. (I)	56,500	2,301,245
SouFun Holdings, Ltd., ADR (L)	467,810	3,475,828
Tencent Holdings, Ltd.	660,100	13,164,315
VeriSign, Inc. (I)	74,200	4,688,698
Yandex NV, Class A (I)	212,300	3,827,769
		185,116,130
IT services - 5.2%
Accenture PLC, Class A	46,230	4,439,929
Alliance Data Systems Corp. (I)	3,200	953,696
Amadeus IT Holding SA, A Shares	79,300	3,607,645
Cognizant Technology
Solutions Corp., Class A (I)	197,925	12,809,706
Computer Sciences Corp.	22,330	1,531,838
Fidelity National Information Services, Inc.	27,930	1,751,211
Fiserv, Inc. (I)	41,500	3,326,225
MasterCard, Inc., Class A	90,655	8,363,830
Visa, Inc., Class A	232,815	15,989,734
		52,773,814
Semiconductors and semiconductor equipment - 10.8%
Altera Corp.	138,100	6,746,185
Applied Materials, Inc.	104,300	2,099,559
ARM Holdings PLC, ADR	62,800	3,345,356
ASML Holding NV	19,300	2,167,390
Atmel Corp.	598,800	5,311,356
Avago Technologies, Ltd.	46,500	6,885,255
Broadcom Corp., Class A	224,815	12,780,733
Canadian Solar, Inc. (I)	60,420	1,973,317
Infineon Technologies AG	279,800	3,654,061
Lam Research Corp.	79,300	6,522,425
Marvell Technology Group, Ltd.	73,030	1,021,690
Micron Technology, Inc. (I)	222,260	6,207,722
Qorvo, Inc. (I)	16,810	1,380,942
Semtech Corp. (I)	61,000	1,302,960
SK Hynix, Inc.	360,193	16,551,873
Skyworks Solutions, Inc.	224,845	24,589,049
STR Holdings, Inc.	161,722	179,511
SunEdison, Inc. (I)	67,340	2,018,180
SunPower Corp. (I)(L)	92,480	2,810,467
Taiwan Semiconductor
Manufacturing Company, Ltd.	85,000	404,348
Taiwan Semiconductor Manufacturing
Company, Ltd., ADR	2,010	48,803
		108,001,182
Software - 21.0%
Adobe Systems, Inc. (I)	113,365	8,966,038
Aspen Technology, Inc. (I)	15,555	665,754
Atlassian, Inc. (I)(R)	5,959	133,303
Atlassian, Inc., Class A (I)(R)	4,105	91,829
Atlassian, Inc., Class A Ordinary (I)(R)	21,437	479,546
Atlassian, Inc., Series 1 (I)(R)	10,460	233,990
Atlassian, Inc., Series 2 (I)(R)	28,006	626,494
Atlassian, Inc., Series A (I)(R)	20,711	463,305
Autodesk, Inc. (I)	105,500	5,712,825
Check Point Software Technologies, Ltd. (I)	56,625	4,797,270
Dassault Systemes SA (L)	23,210	1,811,078
FireEye, Inc. (I)(L)	197,340	9,190,124
93

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fleetmatics Group PLC (I)	52,500	$2,195,025
Fortinet, Inc. (I)	118,940	4,764,736
Imperva, Inc. (I)	85,500	5,199,255
Interactive Intelligence Group, Inc. (I)	71,300	3,082,299
Intuit, Inc.	99,545	10,367,612
Microsoft Corp.	1,139,600	53,401,656
Nintendo Company, Ltd.	18,700	3,154,683
Oracle Corp.	314,745	13,688,260
Proofpoint, Inc. (I)	98,730	5,837,905
Red Hat, Inc. (I)	251,400	19,425,678
Salesforce.com, Inc. (I)	252,525	18,371,194
SAP SE, ADR (L)	29,480	2,178,572
ServiceNow, Inc. (I)	241,400	18,493,654
Splunk, Inc. (I)	84,220	5,694,956
Tableau Software, Inc., Class A (I)	80,830	9,150,764
The Sage Group PLC	238,925	2,077,752
		210,255,557
Technology hardware, storage and peripherals - 11.9%
Apple, Inc.	308,355	40,172,489
Canon, Inc.	58,700	2,025,634
Dell, Inc. (I)	992,200	14,947,637
FUJIFILM Holdings Corp.	31,900	1,213,867
NEC Corp.	33,000	107,671
NetApp, Inc.	67,655	2,259,677
Quanta Computer, Inc.	1,260,000	3,187,493
Samsung Electronics Company, Ltd.	910	1,070,501
SanDisk Corp.	264,500	18,086,510
Seagate Technology PLC	160,600	8,935,784
Stratasys, Ltd. (I)(L)	278,700	9,910,572
Western Digital Corp.	180,425	17,566,178
		119,484,013
		750,974,484
Telecommunication services - 3.1%
Wireless telecommunication services - 3.1%
SoftBank Corp.	353,600	21,048,761
T-Mobile US, Inc. (I)	262,400	10,202,112
		31,250,873
		31,250,873
TOTAL COMMON STOCKS (Cost $834,630,403)		$968,730,892

PREFERRED SECURITIES - 0.3%
Consumer discretionary - 0.1%
Internet and catalog retail - 0.1%
Flipkart Limited, Series C (I)(R)	590	83,922
Flipkart Limited, Series E (I)(R)	1,097	156,037
Flipkart Limited, Series G (I)(R)	6,498	924,276
		1,164,235
		1,164,235
Information technology - 0.2%
Software - 0.2%
Cloudera, Inc., Series F (I)(R)	45,681	1,412,457
TOTAL PREFERRED SECURITIES (Cost $1,635,633)		$2,576,692

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	3,023,218	30,247,900
TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,247,642)		$30,247,900

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.6%
Money market funds - 2.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$2,000,000	$2,000,000
T. Rowe Price Prime Reserve Investment
Fund, 0.0619% (Y)	24,303,802	24,303,802
		26,303,802
TOTAL SHORT-TERM INVESTMENTS (Cost $26,303,802)		$26,303,802
Total Investments (Science & Technology Fund)
(Cost $892,817,480) - 102.5%		$1,027,859,286
Other assets and liabilities, net - (2.5%)		(25,519,566)
TOTAL NET ASSETS - 100.0%		$1,002,339,720

Short Term Government Income Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 93.8%
U.S. Government - 18.9%
Treasury Inflation Protected Securities
0.125%, 04/15/2018	$2,144,646	$2,182,010
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	4,545,000	4,528,057
0.750%, 06/30/2017 to 03/31/2018	12,065,000	12,072,064
0.875%, 02/28/2017 to 01/31/2018	25,370,000	25,468,526
		44,250,657
U.S. Government Agency - 74.9%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	12,531,000	12,748,626
5.125%, 04/19/2017 (S)	23,068,000	24,902,206
Federal Farm Credit Bank
0.900%, 12/26/2017	2,075,000	2,071,379
0.970%, 09/05/2017	2,695,000	2,692,275
1.030%, 03/12/2018	3,700,000	3,686,480
1.240%, 11/13/2018	6,825,000	6,803,351
1.480%, 01/22/2019	3,785,000	3,795,030
1.540%, 04/01/2019	4,545,000	4,564,125
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	10,790,000	10,789,783
1.130%, 03/27/2018	4,750,000	4,723,571
1.150%, 07/25/2018	5,245,000	5,224,859
1.400%, 03/26/2018	7,565,000	7,570,522
Federal Home Loan Mortgage Corp.
1.050%, 06/30/2017	2,000,000	2,001,272
1.100%, 05/07/2018	4,980,000	4,949,049
1.200%, 03/20/2018	2,330,000	2,331,335
1.250%, 05/25/2018	8,800,000	8,780,930
2.219%, 09/01/2042 (P)	1,392,811	1,441,222
2.340%, 09/01/2039 (P)	557,493	597,737
2.603%, 01/01/2044 (P)	1,541,234	1,595,408
3.018%, 03/01/2044 (P)	931,279	970,162
5.500%, 07/01/2037 to 07/01/2040	2,991,366	3,394,444
Federal National Mortgage Association
0.625%, 11/14/2016	1,780,000	1,777,472
0.900%, 11/27/2017	3,000,000	2,980,848
1.000%, 12/12/2017 to 12/28/2017	5,370,000	5,348,297
1.050%, 11/15/2017 to 05/15/2018	3,365,000	3,361,698
1.921%, 08/01/2042 (P)	1,240,971	1,283,179
2.342%, 09/01/2041 (P)	1,524,541	1,634,595
94

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.390%, 04/01/2042 (P)	$782,881	$810,049
2.487%, 02/01/2042 (P)	1,369,433	1,451,809
2.500%, 10/01/2027	1,893,172	1,945,086
2.548%, 11/01/2044 (P)	2,687,613	2,776,073
2.919%, 03/01/2044 (P)	879,055	914,401
3.500%, 12/01/2025 to 12/01/2026	1,413,039	1,499,771
5.500%, 05/01/2034 to 08/01/2040	2,904,892	3,296,928
6.000%, 12/01/2036 to 02/01/2037	2,227,107	2,546,769
6.500%, 01/01/2039	1,244,980	1,436,637
Government National Mortgage Association
2.500%, 01/20/2042 (P)	1,621,081	1,684,047
Tennessee Valley Authority
1.750%, 10/15/2018	3,515,000	3,577,405
3.875%, 02/15/2021	7,950,000	8,839,327
4.500%, 04/01/2018	5,470,000	5,995,962
5.500%, 07/18/2017	4,221,000	4,636,642
6.250%, 12/15/2017	1,613,000	1,827,032
		175,257,793
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $218,325,926)		$219,508,450

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.9%
U.S. Government Agency - 3.9%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	100,799	104,122
Series K017, Class X1 IO,
1.427%, 12/25/2021	2,098,958	156,830
Series K018, Class X1 IO,
1.436%, 01/25/2022	2,624,299	197,591
Series K022, Class X1 IO,
1.295%, 07/25/2022	7,626,637	566,812
Series K026, Class X1 IO,
1.046%, 11/25/2022	3,175,720	199,210
Series K038, Class X1 IO,
1.199%, 03/25/2024	4,977,371	415,964
Series K704, Class X1 IO,
1.979%, 08/25/2018	10,407,821	562,054
Series K706, Class X1 IO,
1.574%, 10/25/2018	4,093,827	192,205
Series K707, Class X1 IO,
1.545%, 12/25/2018	1,451,314	68,991
Series K709, Class X1 IO,
1.533%, 03/25/2019	2,148,882	108,205
Series K710, Class X1 IO,
1.776%, 05/25/2019	2,940,769	175,876
Series K711, Class X1 IO,
1.704%, 07/25/2019	5,596,115	325,974
Series K715, Class X1 IO,
1.167%, 01/25/2021	15,797,946	867,165
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	2,875,788	3,084,812
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,994,168	2,107,251

Short Term Government Income Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association,
Series 2012-114, Class IO
0.965%, 01/16/2053	$1,210,363	$93,708
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,205,003)		$9,226,770

SHORT-TERM INVESTMENTS - 1.5%
Repurchase agreement - 1.5%
Barclays Tri-Party Repurchase Agreement
dated 05/29/2015 at 0.060% to be
repurchased at $2,483,012 on 06/01/2015,
collateralized by $1,762,100 U.S. Treasury
Inflation Indexed Bonds, 2.125% - 2.375%
due 01/15/2025 - 02/15/2040 (valued at
$2,532,804, including interest)	2,483,000	2,483,000
Repurchase Agreement with State Street Corp.
dated 05/29/2015 at 0.000% to be
repurchased at $1,017,000 on 06/01/2015,
collateralized by $1,025,000 U.S. Treasury
Notes, 1.625% due 12/31/2019 (valued at
$1,039,094, including interest)	1,017,000	1,017,000
		3,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,500,000)		$3,500,000
Total Investments (Short Term Government Income Fund)
(Cost $231,030,929) - 99.2%		$232,235,220
Other assets and liabilities, net - 0.8%		1,820,465
TOTAL NET ASSETS - 100.0%		$234,055,685

Small Cap Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 97.0%
Consumer discretionary - 13.9%
Auto components - 0.5%
Gentherm, Inc. (I)	21,951	$1,125,205
Hotels, restaurants and leisure - 4.4%
Buffalo Wild Wings, Inc. (I)	6,477	988,844
ClubCorp Holdings, Inc.	48,100	1,093,313
Diamond Resorts International, Inc. (I)	157,523	4,898,965
Jack in the Box, Inc.	14,719	1,277,756
Panera Bread Company, Class A (I)	12,246	2,228,772
		10,487,650
Household durables - 1.0%
GoPro, Inc., Class A (I)	41,261	2,288,335
Internet and catalog retail - 0.7%
HSN, Inc.	24,742	1,660,436
Media - 1.9%
IMAX Corp. (I)	108,949	4,395,003
Multiline retail - 0.6%
Tuesday Morning Corp. (I)	102,917	1,319,396
Specialty retail - 1.5%
CST Brands, Inc.	49,520	1,969,410
95

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Rent-A-Center, Inc.	53,365	$1,614,291
		3,583,701
Textiles, apparel and luxury goods - 3.3%
Crocs, Inc. (I)	60,000	902,400
Kate Spade & Company (I)	73,072	1,810,724
Skechers U.S.A., Inc., Class A (I)	24,343	2,577,193
Steven Madden, Ltd. (I)	52,513	1,983,941
Vince Holding Corp. (I)	38,764	617,123
		7,891,381
		32,751,107
Consumer staples - 1.1%
Food products - 1.1%
Freshpet, Inc. (I)(L)	67,600	1,341,184
SunOpta, Inc. (I)	127,177	1,289,575
		2,630,759
		2,630,759
Energy - 2.3%
Oil, gas and consumable fuels - 2.3%
Diamondback Energy, Inc. (I)	33,161	2,580,257
RSP Permian, Inc. (I)	101,078	2,878,701
		5,458,958
		5,458,958
Financials - 8.9%
Banks - 1.7%
PacWest Bancorp	55,922	2,510,339
PrivateBancorp, Inc.	36,650	1,397,465
		3,907,804
Capital markets - 2.2%
Financial Engines, Inc. (L)	22,825	979,193
HFF, Inc., Class A	62,491	2,514,638
Huatai Securities Company, Ltd., H Shares (I)	102,700	328,485
WisdomTree Investments, Inc.	66,035	1,410,508
		5,232,824
Diversified financial services - 0.6%
MarketAxess Holdings, Inc.	16,876	1,492,682
Insurance - 1.0%
Assured Guaranty, Ltd.	81,882	2,341,006
Real estate investment trusts - 2.2%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	68,234	1,397,432
Paramount Group, Inc.	81,048	1,486,420
Pebblebrook Hotel Trust	52,502	2,251,286
		5,135,138
Real estate management and development - 1.2%
Kennedy-Wilson Holdings, Inc.	105,572	2,699,476
		20,808,930
Health care - 21.9%
Biotechnology - 9.3%
Achillion Pharmaceuticals, Inc. (I)	74,865	740,415
Agios Pharmaceuticals, Inc. (I)	14,770	1,802,235
Alnylam Pharmaceuticals, Inc. (I)	8,995	1,179,155
Anacor Pharmaceuticals, Inc. (I)	35,373	2,519,265
BioCryst Pharmaceuticals, Inc. (I)	93,937	1,053,034
Cepheid, Inc. (I)	21,669	1,195,479
Ironwood Pharmaceuticals, Inc. (I)	49,007	691,489

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Isis Pharmaceuticals, Inc. (I)	16,522	$1,112,261
Novavax, Inc. (I)	153,773	1,383,957
Otonomy, Inc. (I)	34,910	855,993
Portola Pharmaceuticals, Inc. (I)	59,696	2,496,487
PTC Therapeutics, Inc. (I)	34,524	2,005,499
Puma Biotechnology, Inc. (I)	3,052	596,513
Regulus Therapeutics, Inc. (I)	52,698	744,096
TESARO, Inc. (I)(L)	36,959	2,171,711
Ultragenyx Pharmaceutical, Inc. (I)	15,277	1,329,099
		21,876,688
Health care equipment and supplies - 6.1%
Cardiovascular Systems, Inc. (I)	30,123	842,842
DexCom, Inc. (I)	54,578	3,914,334
Endologix, Inc. (I)	105,179	1,755,438
HeartWare International, Inc. (I)	32,907	2,427,549
Insulet Corp. (I)	112,243	3,173,110
LDR Holding Corp. (I)	56,617	2,294,121
		14,407,394
Health care providers and services - 3.2%
Acadia Healthcare Company, Inc. (I)	53,633	3,976,351
Adeptus Health, Inc., Class A (I)	12,666	887,253
Envision Healthcare Holdings, Inc. (I)	67,646	2,499,520
		7,363,124
Health care technology - 1.5%
Veeva Systems, Inc., Class A (I)	132,416	3,591,122
Pharmaceuticals - 1.8%
Aerie Pharmaceuticals, Inc. (I)	36,979	411,576
Intersect ENT, Inc. (I)	32,273	766,161
Relypsa, Inc. (I)	39,061	1,437,054
Tetraphase Pharmaceuticals, Inc. (I)	38,265	1,640,803
		4,255,594
		51,493,922
Industrials - 17.3%
Aerospace and defense - 2.2%
Astronics Corp. (I)	23,983	1,676,172
DigitalGlobe, Inc. (I)	75,433	2,262,990
Teledyne Technologies, Inc. (I)	12,709	1,287,803
		5,226,965
Air freight and logistics - 0.6%
XPO Logistics, Inc. (I)(L)	28,085	1,380,659
Building products - 2.7%
Advanced Drainage Systems, Inc.	82,821	2,405,122
Masonite International Corp. (I)	57,921	3,951,371
		6,356,493
Construction and engineering - 1.0%
AECOM (I)	70,161	2,317,418
Electrical equipment - 2.5%
Acuity Brands, Inc.	17,794	3,140,463
Generac Holdings, Inc. (I)(L)	66,733	2,788,105
		5,928,568
Machinery - 1.4%
Altra Industrial Motion Corp.	64,997	1,787,418
Watts Water Technologies, Inc., Class A	29,935	1,590,447
		3,377,865
Professional services - 1.7%
TriNet Group, Inc. (I)	91,730	2,745,479
96

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
WageWorks, Inc. (I)	31,080	$1,332,710
		4,078,189
Road and rail - 3.3%
Landstar System, Inc.	51,488	3,367,315
Old Dominion Freight Line, Inc. (I)	21,925	1,491,119
Swift Transportation Company (I)	120,379	2,801,219
		7,659,653
Trading companies and distributors - 1.9%
Applied Industrial Technologies, Inc.	31,930	1,352,874
HD Supply Holdings, Inc. (I)	96,031	3,116,206
		4,469,080
		40,794,890
Information technology - 25.5%
Communications equipment - 1.0%
Arista Networks, Inc. (I)(L)	32,476	2,270,397
Electronic equipment, instruments and components - 1.0%
Cognex Corp.	48,923	2,469,144
Internet software and services - 7.2%
Apigee Corp. (I)(L)	45,069	633,219
Apigee Corp. (I)	34,293	469,149
Constant Contact, Inc. (I)	64,906	1,769,338
CoStar Group, Inc. (I)	21,726	4,538,779
Demandware, Inc. (I)	16,181	1,007,753
Envestnet, Inc. (I)	29,357	1,286,130
Marketo, Inc. (I)	59,414	1,772,320
Shutterstock, Inc. (I)(L)	44,579	2,852,610
Zillow Group, Inc., Class A (I)(L)	29,351	2,682,388
		17,011,686
IT services - 5.1%
Heartland Payment Systems, Inc.	26,275	1,404,399
MAXIMUS, Inc.	32,576	2,129,493
Virtusa Corp. (I)	58,893	2,679,632
WEX, Inc. (I)	20,402	2,313,383
WNS Holdings, Ltd., ADR (I)	135,811	3,584,052
		12,110,959
Semiconductors and semiconductor equipment - 5.8%
Ambarella, Inc. (I)(L)	13,203	1,191,043
Inphi Corp. (I)	3,700	88,578
Mellanox Technologies, Ltd. (I)	56,875	2,861,950
Power Integrations, Inc.	38,103	1,934,108
SunEdison Semiconductor, Ltd. (I)	58,833	1,422,582
SunEdison, Inc. (I)(L)	83,766	2,510,467
SunPower Corp. (I)(L)	55,695	1,692,571
Synaptics, Inc. (I)	19,342	1,927,237
		13,628,536
Software - 4.9%
ePlus, Inc. (I)	6,500	504,725
Fleetmatics Group PLC (I)	41,640	1,740,968
HubSpot, Inc. (I)	57,375	2,914,650
Telogis, Inc. (I)(R)	162,887	229,671
Tyler Technologies, Inc. (I)	27,367	3,324,543
Verint Systems, Inc. (I)	43,007	2,781,263
		11,495,820
Technology hardware, storage and peripherals - 0.5%
Nimble Storage, Inc. (I)(L)	42,116	1,089,962
		60,076,504

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials - 6.1%
Chemicals - 1.7%
Platform Specialty Products Corp. (I)	154,954	$4,055,146
Construction materials - 2.0%
Headwaters, Inc. (I)	244,056	4,632,183
Containers and packaging - 1.6%
Graphic Packaging Holding Company	267,228	3,805,327
Paper and forest products - 0.8%
KapStone Paper and Packaging Corp.	65,974	1,777,999
		14,270,655
TOTAL COMMON STOCKS (Cost $184,132,214)		$228,285,725

PREFERRED SECURITIES - 2.6%
Industrials - 0.4%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	30,455	912,736
Information technology - 2.2%
Internet software and services - 0.2%
DocuSign, Inc., Series B (I)(R)	1,234	23,561
DocuSign, Inc., Series B1 (I)(R)	370	7,064
DocuSign, Inc., Series D (I)(R)	887	16,936
DocuSign, Inc., Series E (I)(R)	22,933	437,862
DocuSign, Inc., Series F (I)(R)	3,823	72,993
		558,416
Software - 1.7%
Cloudera, Inc., Series F (I)(R)	33,122	1,024,132
MarkLogic Corp., Series F (I)(R)	72,325	839,997
Nutanix, Inc. (I)(R)	39,570	705,929
Telogis, Inc. (I)(R)	221,826	607,803
Zuora, Inc., Series F (I)(R)	192,994	733,242
		3,911,103
Technology hardware, storage and peripherals - 0.3%
Pure Storage, Inc., Series F (I)(R)	36,727	667,697
		5,137,216
TOTAL PREFERRED SECURITIES (Cost $4,620,692)		$6,049,952

SECURITIES LENDING COLLATERAL - 9.9%
John Hancock Collateral Trust, 0.1434%	2,317,877	23,190,827
TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,190,570)		$23,190,827

SHORT-TERM INVESTMENTS - 0.2%
Repurchase agreement - 0.2%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05/29/2015 at 0.120% to
be repurchased at $400,004 on 06/01/2015,
collateralized by $293,800 U.S. Treasury
Bonds, 5.375% due 02/15/2031 (valued at
$408,077, including interest)	$400,000	$400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $400,000)		$400,000
Total Investments (Small Cap Growth Fund)
(Cost $212,343,476) - 109.7%		$257,926,504
Other assets and liabilities, net - (9.7%)		(22,704,091)
TOTAL NET ASSETS - 100.0%		$235,222,413
97

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 99.2%
Consumer discretionary - 13.7%
Auto components - 0.8%
Visteon Corp. (I)	14,138	$1,548,392
Distributors - 0.8%
Pool Corp.	23,501	1,557,646
Hotels, restaurants and leisure - 5.3%
BJ’s Restaurants, Inc. (I)	30,642	1,402,791
Brinker International, Inc.	24,762	1,366,367
Choice Hotels International, Inc.	25,392	1,436,425
Domino’s Pizza, Inc.	14,777	1,605,669
Dunkin’ Brands Group, Inc.	29,364	1,566,863
Jack in the Box, Inc.	21,086	1,830,476
The Cheesecake Factory, Inc.	27,929	1,440,299
		10,648,890
Household durables - 0.7%
Standard Pacific Corp. (I)	165,313	1,362,179
Leisure products - 0.7%
Brunswick Corp.	29,449	1,503,077
Media - 0.8%
IMAX Corp. (I)	39,659	1,599,844
Specialty retail - 2.6%
ANN, Inc. (I)	30,870	1,443,173
DSW, Inc., Class A	37,015	1,282,570
Five Below, Inc. (I)	31,388	1,043,651
Group 1 Automotive, Inc.	18,345	1,509,977
		5,279,371
Textiles, apparel and luxury goods - 2.0%
Carter’s, Inc.	804	82,989
G-III Apparel Group, Ltd. (I)	38,916	2,212,764
Steven Madden, Ltd. (I)	42,940	1,622,273
		3,918,026
		27,417,425
Consumer staples - 1.3%
Food products - 1.3%
B&G Foods, Inc.	34,415	1,064,800
Diamond Foods, Inc. (I)	31	882
Lancaster Colony Corp.	16,859	1,504,497
		2,570,179
		2,570,179
Energy - 3.9%
Energy equipment and services - 1.5%
Atwood Oceanics, Inc.	21,003	646,262
Dril-Quip, Inc. (I)	15,291	1,155,694
Patterson-UTI Energy, Inc.	59,581	1,203,536
		3,005,492
Oil, gas and consumable fuels - 2.4%
Energen Corp.	19,698	1,363,102
Laredo Petroleum, Inc. (I)(L)	47,457	646,364
Oasis Petroleum, Inc. (I)(L)	35,466	602,213
SemGroup Corp., Class A	16,408	1,291,310
Ultra Petroleum Corp. (I)(L)	56,931	791,910
		4,694,899
		7,700,391
Financials - 7.1%
Banks - 2.8%
Cathay General Bancorp	33,120	1,000,886

Small Company Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hancock Holding Company	38,636	$1,125,467
Home BancShares, Inc.	40,601	1,384,900
SVB Financial Group (I)	14,859	2,004,628
UMB Financial Corp.	1,795	92,963
		5,608,844
Capital markets - 2.8%
Affiliated Managers Group, Inc. (I)	6,776	1,515,520
Janus Capital Group, Inc.	107,095	1,943,774
Stifel Financial Corp. (I)	40,239	2,143,129
		5,602,423
Insurance - 0.7%
American Equity Investment Life
Holding Company	60,070	1,526,379
Real estate investment trusts - 0.8%
Corrections Corp. of America	44,369	1,560,014
		14,297,660
Health care - 25.1%
Biotechnology - 6.9%
ACADIA Pharmaceuticals, Inc. (I)	24,136	994,403
Alnylam Pharmaceuticals, Inc. (I)	14,351	1,881,273
Enanta Pharmaceuticals, Inc. (I)	18,508	756,607
Exact Sciences Corp. (I)(L)	86,504	2,336,473
Incyte Corp. (I)	18,299	2,015,635
Insys Therapeutics, Inc. (I)(L)	5,782	344,607
KYTHERA Biopharmaceuticals, Inc. (I)	20,650	1,040,141
Neurocrine Biosciences, Inc. (I)	35,926	1,575,714
Repligen Corp. (I)	39,142	1,595,428
Seattle Genetics, Inc. (I)	30,395	1,309,721
		13,850,002
Health care equipment and supplies - 5.6%
DexCom, Inc. (I)	33,003	2,366,975
Hill-Rom Holdings, Inc.	31,824	1,640,845
NuVasive, Inc. (I)	40,546	2,049,600
Sirona Dental Systems, Inc. (I)	17,664	1,743,790
STERIS Corp.	30,276	2,023,345
Thoratec Corp. (I)	30,237	1,372,457
		11,197,012
Health care providers and services - 5.7%
Chemed Corp.	17,803	2,210,955
Community Health Systems, Inc. (I)	34,103	1,886,237
Envision Healthcare Holdings, Inc. (I)	38,783	1,433,032
HealthSouth Corp.	40,133	1,732,140
Select Medical Holdings Corp.	98,485	1,610,230
VCA, Inc. (I)	48,378	2,537,910
		11,410,504
Health care technology - 0.2%
HMS Holdings Corp. (I)	27,705	472,093
Life sciences tools and services - 3.9%
Affymetrix, Inc. (I)	96,980	1,137,575
Bio-Techne Corp.	15,345	1,553,681
PAREXEL International Corp. (I)	28,419	1,889,011
PerkinElmer, Inc.	30,220	1,593,501
VWR Corp. (I)	59,204	1,614,493
		7,788,261
Pharmaceuticals - 2.8%
Catalent, Inc. (I)	53,483	1,709,317
Jazz Pharmaceuticals PLC (I)	8,724	1,564,649
Nektar Therapeutics (I)	107,104	1,231,696
98

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pacira Pharmaceuticals, Inc. (I)	12,836	$1,003,904
		5,509,566
		50,227,438
Industrials - 16.1%
Aerospace and defense - 1.7%
Hexcel Corp.	32,116	1,581,392
TransDigm Group, Inc.	7,602	1,718,356
		3,299,748
Air freight and logistics - 0.8%
Forward Air Corp.	31,993	1,659,477
Building products - 1.7%
AO Smith Corp.	25,231	1,800,989
Masonite International Corp. (I)	22,300	1,521,306
		3,322,295
Commercial services and supplies - 1.5%
Pitney Bowes, Inc.	71,792	1,568,655
Steelcase, Inc., Class A	87,875	1,511,450
		3,080,105
Electrical equipment - 1.2%
Acuity Brands, Inc.	13,913	2,455,505
Machinery - 3.7%
ITT Corp.	41,651	1,777,665
Lincoln Electric Holdings, Inc.	22,364	1,503,084
WABCO Holdings, Inc. (I)	16,750	2,117,535
Wabtec Corp.	20,059	2,011,918
		7,410,202
Marine - 0.7%
Kirby Corp. (I)	17,465	1,339,740
Professional services - 0.8%
CEB, Inc.	19,586	1,656,780
Road and rail - 2.4%
Knight Transportation, Inc.	64,226	1,836,864
Old Dominion Freight Line, Inc. (I)	21,553	1,465,820
Swift Transportation Company (I)	68,659	1,597,695
		4,900,379
Trading companies and distributors - 1.6%
Watsco, Inc.	14,947	1,882,126
WESCO International, Inc. (I)	17,343	1,246,268
		3,128,394
		32,252,625
Information technology - 27.1%
Communications equipment - 2.4%
ARRIS Group, Inc. (I)	64,872	2,141,425
Finisar Corp. (I)	50,492	1,105,775
Infinera Corp. (I)	72,908	1,504,821
		4,752,021
Electronic equipment, instruments and components - 1.7%
Cognex Corp.	34,646	1,748,584
SYNNEX Corp.	19,503	1,612,313
		3,360,897
Internet software and services - 3.2%
CoStar Group, Inc. (I)	12,820	2,678,226
Dealertrack Technologies, Inc. (I)	33,844	1,411,295
Envestnet, Inc. (I)	28,461	1,246,876

Small Company Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
HomeAway, Inc. (I)	40,626	$1,140,372
		6,476,769
IT services - 1.9%
Booz Allen Hamilton Holding Corp.	53,507	1,356,402
EPAM Systems, Inc. (I)	33,952	2,441,488
		3,797,890
Semiconductors and semiconductor equipment - 4.7%
Atmel Corp.	188,394	1,671,055
Cavium, Inc. (I)	27,240	1,916,879
MKS Instruments, Inc.	32,252	1,216,223
Monolithic Power Systems, Inc.	30,117	1,644,388
Power Integrations, Inc.	28,311	1,437,066
Silicon Laboratories, Inc. (I)	28,304	1,569,174
		9,454,785
Software - 12.4%
Aspen Technology, Inc. (I)	38,748	1,658,414
Cadence Design Systems, Inc. (I)	82,103	1,624,818
CommVault Systems, Inc. (I)	32,662	1,451,173
Fair Isaac Corp.	16,627	1,458,520
Guidewire Software, Inc. (I)	30,982	1,501,078
Interactive Intelligence Group, Inc. (I)	24,633	1,064,885
Manhattan Associates, Inc. (I)	81,810	4,487,279
Mentor Graphics Corp.	62,441	1,630,335
MicroStrategy, Inc., Class A (I)	10,074	1,772,823
Qlik Technologies, Inc. (I)	50,308	1,819,640
Qualys, Inc. (I)	37,365	1,521,503
SolarWinds, Inc. (I)	31,575	1,498,234
The Ultimate Software Group, Inc. (I)	10,285	1,664,010
Verint Systems, Inc. (I)	25,482	1,647,921
		24,800,633
Technology hardware, storage and peripherals - 0.8%
Cray, Inc. (I)	54,429	1,664,439
		54,307,434
Materials - 2.8%
Chemicals - 0.9%
PolyOne Corp.	46,100	1,792,829
Construction materials - 0.8%
Martin Marietta Materials, Inc.	11,197	1,668,465
Containers and packaging - 0.7%
Berry Plastics Group, Inc. (I)	41,629	1,393,323
Metals and mining - 0.4%
Carpenter Technology Corp.	19,894	812,471
		5,667,088
Telecommunication services - 1.4%
Wireless telecommunication services - 1.4%
SBA Communications Corp., Class A (I)	24,361	2,723,803
Utilities - 0.7%
Electric utilities - 0.7%
ITC Holdings Corp.	41,775	1,474,240
TOTAL COMMON STOCKS (Cost $132,757,489)		$198,638,283

SECURITIES LENDING COLLATERAL - 2.1%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	430,824	4,310,481
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,310,438)		$4,310,481
99

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.1%
Money market funds - 1.1%
State Street Institutional Liquid Reserves
Fund, 0.0993% (Y)	2,151,828	2,151,828
TOTAL SHORT-TERM INVESTMENTS (Cost $2,151,828)		$2,151,828
Total Investments (Small Company Growth Fund)
(Cost $139,219,755) - 102.4%		$205,100,592
Other assets and liabilities, net - (2.4%)		(4,790,837)
TOTAL NET ASSETS - 100.0%		$200,309,755

Small Company Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 97.0%
Consumer discretionary - 12.4%
Auto components - 1.8%
Dorman Products, Inc. (I)(L)	46,800	$2,183,687
Drew Industries, Inc.	51,800	3,180,520
Modine Manufacturing Company (I)	67,500	755,325
		6,119,532
Distributors - 0.8%
Pool Corp.	42,600	2,823,528
Diversified consumer services - 0.5%
American Public Education, Inc. (I)	38,300	925,711
Apollo Education Group, Inc. (I)	55,800	925,164
		1,850,875
Hotels, restaurants and leisure - 0.8%
Belmond, Ltd., Class A (I)	26,000	317,200
Bojangles’, Inc. (I)(L)	5,500	151,360
Interval Leisure Group, Inc.	33,400	869,068
Red Robin Gourmet Burgers, Inc. (I)	15,000	1,250,850
		2,588,478
Household durables - 1.7%
CSS Industries, Inc.	56,900	1,569,871
Ethan Allen Interiors, Inc.	62,200	1,561,220
Meritage Homes Corp. (I)	64,500	2,828,970
		5,960,061
Leisure products - 0.6%
Brunswick Corp.	37,400	1,908,896
Media - 1.5%
National CineMedia, Inc.	57,900	922,347
New Media Investment Group, Inc.	80,000	1,761,600
Saga Communications, Inc., Class A	52,400	2,070,848
Scholastic Corp.	12,000	533,400
		5,288,195
Multiline retail - 0.4%
Fred’s, Inc., Class A	77,800	1,363,056
Specialty retail - 3.1%
Aaron’s, Inc.	128,000	4,483,840
Haverty Furniture Companies, Inc.	87,400	1,836,274
Party City Holdco, Inc. (I)	23,300	506,775
Pier 1 Imports, Inc.	145,450	1,848,670
Sportsman’s Warehouse Holdings, Inc. (I)(L)	118,900	1,152,141
Stein Mart, Inc.	81,400	864,468
		10,692,168

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods - 1.2%
Crocs, Inc. (I)	61,500	$924,960
Culp, Inc.	78,700	2,073,745
Quiksilver, Inc. (I)(L)	209,700	287,289
Steven Madden, Ltd. (I)	24,000	906,720
		4,192,714
		42,787,503
Consumer staples - 2.8%
Food and staples retailing - 1.5%
PriceSmart, Inc.	29,600	2,413,584
SpartanNash Company	86,000	2,688,360
		5,101,944
Food products - 1.0%
Pinnacle Foods, Inc.	38,200	1,610,130
Post Holdings, Inc. (I)	40,900	1,769,334
		3,379,464
Tobacco - 0.3%
Vector Group, Ltd. (L)	56,400	1,247,004
		9,728,412
Energy - 5.0%
Energy equipment and services - 2.0%
Atwood Oceanics, Inc.	40,700	1,252,339
Bristow Group, Inc.	18,700	1,084,600
CARBO Ceramics, Inc. (L)	28,400	1,211,260
RPC, Inc. (L)	83,800	1,211,748
Tesco Corp.	94,600	1,137,092
TETRA Technologies, Inc. (I)	156,900	986,901
		6,883,940
Oil, gas and consumable fuels - 3.0%
Clayton Williams Energy, Inc. (I)(L)	26,600	1,373,624
GasLog, Ltd.	27,900	577,530
Matador Resources Company (I)	80,900	2,227,986
PDC Energy, Inc. (I)	27,700	1,652,028
Rosetta Resources, Inc. (I)	66,800	1,560,448
Teekay Tankers, Ltd., Class A (L)	290,800	1,962,900
WPX Energy, Inc. (I)	86,900	1,120,141
		10,474,657
		17,358,597
Financials - 28.9%
Banks - 10.4%
BBCN Bancorp, Inc.	97,700	1,406,880
Columbia Banking System, Inc.	92,900	2,806,509
East West Bancorp, Inc.	137,095	5,881,376
Glacier Bancorp, Inc.	122,600	3,449,964
Home BancShares, Inc.	184,300	6,286,473
National Bank Holdings Corp., Class A	95,600	1,827,872
Sandy Spring Bancorp, Inc.	75,500	1,973,570
Signature Bank (I)	23,100	3,225,915
SVB Financial Group (I)	40,100	5,409,891
Wintrust Financial Corp.	72,400	3,627,240
		35,895,690
Capital markets - 3.0%
Ares Capital Corp.	130,200	2,180,850
Hercules Technology Growth Capital, Inc. (L)	159,700	2,048,951
Janus Capital Group, Inc.	80,300	1,457,445
JMP Group LLC	64,300	480,321
Main Street Capital Corp. (L)	27,400	845,838
Piper Jaffray Companies (I)	21,900	1,038,498
100

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Safeguard Scientifics, Inc. (I)	75,800	$1,358,336
Waddell & Reed Financial, Inc., Class A	21,500	1,027,270
		10,437,509
Diversified financial services - 0.4%
Compass Diversified Holdings	90,700	1,482,038
Insurance - 4.2%
Assured Guaranty, Ltd.	55,202	1,578,225
Employers Holdings, Inc.	88,250	1,996,215
Enstar Group, Ltd. (I)	3,100	470,022
Meadowbrook Insurance Group, Inc.	193,400	1,647,768
National Interstate Corp.	70,500	1,802,685
ProAssurance Corp.	131,200	5,927,616
Safety Insurance Group, Inc.	11,600	647,280
State Auto Financial Corp.	15,600	331,500
		14,401,311
Real estate investment trusts - 9.4%
Acadia Realty Trust	92,100	2,856,942
Associated Estates Realty Corp.	67,100	1,918,389
CatchMark Timber Trust, Inc., Class A	68,990	820,981
CBL & Associates Properties, Inc.	124,500	2,197,425
Cedar Realty Trust, Inc.	188,100	1,269,675
Corporate Office Properties Trust	28,800	739,296
Douglas Emmett, Inc.	12,500	367,250
First Potomac Realty Trust	154,500	1,560,450
Hatteras Financial Corp.	113,300	2,034,868
Home Properties, Inc.	23,900	1,776,248
Kilroy Realty Corp.	35,500	2,451,985
Kite Realty Group Trust	53,000	1,433,650
LaSalle Hotel Properties	85,900	3,131,914
Potlatch Corp.	56,800	2,060,704
PS Business Parks, Inc.	15,300	1,118,430
Redwood Trust, Inc.	119,600	1,926,756
Saul Centers, Inc.	34,800	1,752,876
Strategic Hotels & Resorts, Inc. (I)	124,400	1,502,752
Washington Real Estate Investment Trust	64,500	1,615,725
		32,536,316
Real estate management and development - 0.2%
Forestar Group, Inc. (I)	49,300	658,155
Thrifts and mortgage finance - 1.3%
Radian Group, Inc. (L)	131,700	2,360,064
United Financial Bancorp, Inc.	97,300	1,225,980
WSFS Financial Corp.	37,500	925,125
		4,511,169
		99,922,188
Health care - 6.6%
Biotechnology - 0.5%
Momenta Pharmaceuticals, Inc. (I)	76,600	1,520,510
Health care equipment and supplies - 3.8%
Analogic Corp.	21,600	1,827,576
Atrion Corp.	6,100	2,286,768
Halyard Health, Inc. (I)	72,300	2,994,666
Quidel Corp. (I)	62,600	1,356,542
West Pharmaceutical Services, Inc.	87,300	4,726,422
		13,191,974
Health care providers and services - 2.3%
National HealthCare Corp.	41,500	2,611,180
Select Medical Holdings Corp.	79,800	1,304,730
The Ensign Group, Inc.	15,900	737,283

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Triple-S Management Corp., Class B (I)	55,530	$1,332,720
WellCare Health Plans, Inc. (I)	22,900	1,961,843
		7,947,756
		22,660,240
Industrials - 20.3%
Aerospace and defense - 0.2%
Cubic Corp.	17,400	831,720
Air freight and logistics - 0.8%
Hub Group, Inc., Class A (I)	39,000	1,654,380
UTi Worldwide, Inc. (I)	127,600	1,227,512
		2,881,892
Airlines - 1.3%
Alaska Air Group, Inc.	69,000	4,460,160
Building products - 1.2%
Gibraltar Industries, Inc. (I)	111,200	1,992,704
Universal Forest Products, Inc.	38,700	2,142,432
		4,135,136
Commercial services and supplies - 4.4%
Brady Corp., Class A	29,100	736,230
G&K Services, Inc., Class A	47,600	3,316,768
Matthews International Corp., Class A	63,400	3,147,810
McGrath RentCorp.	112,600	3,427,544
MSA Safety, Inc.	47,900	2,141,130
US Ecology, Inc.	48,400	2,231,724
		15,001,206
Construction and engineering - 1.1%
Aegion Corp. (I)	91,700	1,634,094
Comfort Systems USA, Inc.	97,300	2,184,385
		3,818,479
Electrical equipment - 0.5%
Franklin Electric Company, Inc.	53,100	1,868,589
Machinery - 3.6%
CIRCOR International, Inc.	38,800	2,068,816
ESCO Technologies, Inc.	70,900	2,644,570
Hillenbrand, Inc.	25,870	794,726
Luxfer Holdings PLC, ADR	46,500	564,510
Nordson Corp.	33,600	2,718,576
RBC Bearings, Inc. (I)	15,300	1,072,224
Sun Hydraulics Corp.	33,400	1,248,492
Woodward, Inc.	26,260	1,337,684
		12,449,598
Marine - 0.7%
Kirby Corp. (I)	32,300	2,477,733
Professional services - 1.1%
FTI Consulting, Inc. (I)	45,200	1,776,360
Navigant Consulting, Inc. (I)	136,400	1,856,404
		3,632,764
Road and rail - 3.5%
Genesee & Wyoming, Inc., Class A (I)	65,300	5,376,802
Landstar System, Inc.	78,000	5,101,200
Universal Truckload Services, Inc.	60,600	1,226,544
YRC Worldwide, Inc. (I)	27,300	358,995
		12,063,541
Trading companies and distributors - 1.9%
Beacon Roofing Supply, Inc. (I)	143,500	4,500,160
101

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Kaman Corp.	46,900	$1,986,684
		6,486,844
		70,107,662
Information technology - 9.8%
Communications equipment - 0.7%
Ixia (I)	156,400	1,967,512
Sonus Networks, Inc. (I)	60,520	473,872
		2,441,384
Electronic equipment, instruments and components - 5.8%
Badger Meter, Inc.	17,700	1,142,004
Belden, Inc.	52,900	4,465,818
Electro Rent Corp.	135,700	1,393,639
Fabrinet (I)	84,500	1,536,210
Littelfuse, Inc.	42,500	4,109,750
Methode Electronics, Inc.	36,100	1,694,173
Newport Corp. (I)	58,200	1,099,398
SYNNEX Corp.	56,200	4,646,054
		20,087,046
Semiconductors and semiconductor equipment - 2.7%
Advanced Energy Industries, Inc. (I)	80,900	2,307,268
Brooks Automation, Inc.	93,200	1,047,568
Cabot Microelectronics Corp. (I)	61,800	2,853,924
Entegris, Inc. (I)	62,300	867,839
Intersil Corp., Class A	37,800	510,300
Teradyne, Inc.	87,400	1,848,510
		9,435,409
Software - 0.6%
Progress Software Corp. (I)	72,300	1,903,659
		33,867,498
Materials - 6.5%
Chemicals - 2.6%
American Vanguard Corp.	80,300	1,106,534
Innospec, Inc.	103,800	4,450,944
Minerals Technologies, Inc.	50,000	3,365,500
		8,922,978
Containers and packaging - 1.2%
AptarGroup, Inc.	34,200	2,180,934
Myers Industries, Inc.	117,300	2,028,117
		4,209,051
Metals and mining - 1.4%
Carpenter Technology Corp.	43,700	1,784,708
Royal Gold, Inc.	20,200	1,308,354
Ryerson Holding Corp. (I)(L)	41,600	345,280
Stillwater Mining Company (I)	85,800	1,243,242
		4,681,584
Paper and forest products - 1.3%
Clearwater Paper Corp. (I)	43,600	2,616,436
Wausau Paper Corp.	209,600	2,049,888
		4,666,324
		22,479,937
Utilities - 4.7%
Electric utilities - 2.2%
Cleco Corp.	45,500	2,468,375
El Paso Electric Company	63,900	2,324,043
PNM Resources, Inc.	86,300	2,294,717

Small Company Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Portland General Electric Company	9,600	$335,616
		7,422,751
Gas utilities - 1.1%
ONE Gas, Inc.	24,900	1,103,817
Southwest Gas Corp.	48,400	2,635,864
		3,739,681
Multi-utilities - 1.4%
Black Hills Corp.	32,300	1,543,294
NorthWestern Corp.	53,800	2,798,676
Vectren Corp.	14,600	621,522
		4,963,492
		16,125,924
TOTAL COMMON STOCKS (Cost $202,935,138)		$335,037,961

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 2000 Value ETF (L)	6,600	671,550
TOTAL EXCHANGE-TRADED FUNDS (Cost $624,212)		$671,550

SECURITIES LENDING COLLATERAL - 3.0%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	1,042,019	10,425,612
TOTAL SECURITIES LENDING
COLLATERAL (Cost $10,425,512)		$10,425,612

SHORT-TERM INVESTMENTS - 2.9%
Money market funds - 2.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	460,343	460,343
T. Rowe Price Reserve Investment
Fund, 0.0619% (Y)	9,501,839	9,501,839
		9,962,182
TOTAL SHORT-TERM INVESTMENTS (Cost $9,962,182)		$9,962,182
Total Investments (Small Company Value Fund)
(Cost $223,947,044) - 103.1%		$356,097,305
Other assets and liabilities, net - (3.1%)		(10,628,817)
TOTAL NET ASSETS - 100.0%		$345,468,488

Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 94.9%
Consumer discretionary - 12.0%
Auto components - 0.8%
Aisin Seiki Company, Ltd.	28,000	$1,287,103
American Axle &
Manufacturing Holdings, Inc. (I)	10,911	273,975
BorgWarner, Inc.	41,173	2,476,556
Bridgestone Corp.	95,300	3,955,407
Cheng Shin Rubber Industry Company, Ltd.	141,516	327,185
Cie Generale des Etablissements Michelin	20,851	2,230,945
Continental AG	12,295	2,843,180
Cooper Tire & Rubber Company	9,280	340,669
Cooper-Standard Holding, Inc. (I)	2,282	142,785
Dana Holding Corp.	70,617	1,537,332
102

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Delphi Automotive PLC	52,782	$4,590,978
Denso Corp.	71,200	3,714,769
Dorman Products, Inc. (I)(L)	4,465	208,337
Drew Industries, Inc.	3,841	235,837
Federal-Mogul Holdings Corp. (I)	5,667	70,441
Fox Factory Holding Corp. (I)	2,049	33,419
Gentex Corp.	77,520	1,331,794
Gentherm, Inc. (I)	5,768	295,668
GKN PLC	140,792	790,312
Halla Visteon Climate Control Corp.	3,586	118,915
Hankook Tire Company, Ltd.	6,582	260,188
Hyundai Mobis Company, Ltd.	6,249	1,258,558
Hyundai Wia Corp.	1,409	181,107
Johnson Controls, Inc.	119,508	6,216,806
Koito Manufacturing Company, Ltd.	14,100	549,977
Magna International, Inc. (L)	47,772	2,745,469
Metaldyne Performance Group, Inc.	1,970	37,430
Modine Manufacturing Company (I)	7,904	88,446
Motorcar Parts of America, Inc. (I)	2,923	84,095
NGK Spark Plug Company, Ltd.	26,200	790,823
NHK Spring Company, Ltd.	23,300	272,644
NOK Corp.	13,900	457,495
Nokian Renkaat OYJ	12,144	391,856
Pirelli & C. SpA	33,514	568,614
Remy International, Inc. (I)	5,036	111,296
Spartan Motors, Inc.	8,267	37,698
Standard Motor Products, Inc.	3,307	116,307
Stanley Electric Company, Ltd.	20,900	497,127
Stoneridge, Inc. (I)	3,606	43,020
Strattec Security Corp.	660	45,547
Sumitomo Electric Industries, Ltd.	110,500	1,757,311
Sumitomo Rubber Industries, Ltd.	25,100	441,325
Superior Industries International, Inc.	4,370	84,297
Tenneco, Inc. (I)	9,823	576,807
The Goodyear Tire & Rubber Company	49,042	1,561,742
The Yokohama Rubber Company, Ltd.	30,000	337,544
Tower International, Inc. (I)	3,372	92,764
Toyoda Gosei Company, Ltd.	9,500	235,334
Toyota Industries Corp.	23,900	1,434,071
Valeo SA (L)	8,486	1,351,829
		49,433,134
Automobiles - 1.6%
Astra International Tbk PT	1,406,608	775,366
Bayerische Motoren Werke AG	37,012	4,100,532
Brilliance China Automotive Holdings, Ltd.	310,000	482,567
Byd Company, Ltd., H Shares	65,494	447,970
China Motor Corp.	46,000	39,539
Chongqing Changan Automobile
Company, Ltd., Class B	88,100	234,311
Daihatsu Motor Company, Ltd.	28,200	411,201
Daimler AG	107,609	10,093,166
Dongfeng Motor Group Company, Ltd.,
H Shares	278,780	454,732
Fiat Chrysler Automobiles NV (I)	126,900	2,029,932
Ford Motor Company	719,347	10,912,494
Ford Otomotiv Sanayi AS	3,999	53,532
Fuji Heavy Industries, Ltd.	86,000	3,228,432
Geely Automobile Holdings, Ltd.	540,000	279,061
General Motors Company	245,973	8,847,649
Great Wall Motor Company, Ltd., H Shares	106,250	682,702
Guangzhou Automobile Group Company, Ltd.,
H Shares	227,219	231,916
Harley-Davidson, Inc.	38,465	2,057,493

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Honda Motor Company, Ltd.	238,800	$8,211,154
Hyundai Motor Company	14,160	2,012,353
Isuzu Motors, Ltd.	87,100	1,179,428
Kia Motors Corp.	24,197	1,038,417
Mahindra & Mahindra, Ltd., ADR	1,434	28,752
Mahindra & Mahindra, Ltd., GDR	21,771	435,372
Mazda Motor Corp.	79,000	1,690,723
Mitsubishi Motors Corp.	93,600	866,924
Nissan Motor Company, Ltd.	364,200	3,782,523
Peugeot SA (I)	43,996	915,764
Renault SA	21,604	2,236,537
Suzuki Motor Corp.	53,400	1,853,657
Tata Motors, Ltd., ADR	9,836	376,719
Thor Industries, Inc.	12,194	744,931
Tofas Turk Otomobil Fabrikasi AS	7,091	48,042
Toyota Motor Corp.	400,500	27,626,686
UMW Holdings BHD	48,200	140,679
Volkswagen AG	3,302	797,029
Winnebago Industries, Inc. (L)	4,567	99,241
Yamaha Motor Company, Ltd.	38,500	959,104
Yulon Motor Company, Ltd.	71,000	95,351
		100,501,981
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,806	204,420
Genuine Parts Company	27,780	2,513,257
Imperial Holdings, Ltd.	16,467	246,778
Jardine Cycle and Carriage, Ltd.	12,354	360,328
LKQ Corp. (I)	79,831	2,280,772
Pool Corp.	7,352	487,291
VOXX International Corp. (I)	4,310	36,851
Weyco Group, Inc.	859	24,061
		6,153,758
Diversified consumer services - 0.1%
2U, Inc. (I)	1,707	47,386
American Public Education, Inc. (I)	2,827	68,329
Apollo Education Group, Inc. (I)	25,357	420,419
Ascent Capital Group, Inc., Class A (I)	2,499	100,785
Benesse Holdings, Inc.	9,700	253,432
Bridgepoint Education, Inc. (I)	3,278	30,485
Bright Horizons Family Solutions, Inc. (I)	4,629	257,696
Capella Education Company	1,835	97,750
Career Education Corp. (I)	10,956	41,304
Carriage Services, Inc.	2,704	67,276
Chegg, Inc. (I)(L)	12,370	94,136
DeVry Education Group, Inc.	15,073	479,472
Estacio Participacoes SA	18,475	106,108
Graham Holdings Company, Class B	1,162	1,244,502
Grand Canyon Education, Inc. (I)	7,601	324,639
H&R Block, Inc.	50,063	1,588,499
Houghton Mifflin Harcourt Company (I)	17,679	466,372
ITT Educational Services, Inc. (I)(L)	3,865	16,890
K12, Inc. (I)	5,495	75,227
Kroton Educacional SA	84,880	304,484
LifeLock, Inc. (I)	13,078	199,047
Regis Corp. (I)	7,174	115,932
Service Corp. International	53,268	1,547,968
Sotheby’s (L)	25,979	1,164,639
Steiner Leisure, Ltd. (I)	2,240	109,894
Strayer Education, Inc. (I)	1,822	83,502
Universal Technical Institute, Inc.	3,724	31,282
Weight Watchers International, Inc. (I)(L)	4,467	24,479
		9,361,934
103

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure - 1.5%
Accor SA (L)	23,570	$1,289,767
Belmond, Ltd., Class A (I)	15,926	194,297
Berjaya Sports Toto BHD	67,712	60,924
Biglari Holdings, Inc. (I)	299	105,634
BJ’s Restaurants, Inc. (I)	3,550	162,519
Bloomin’ Brands, Inc.	12,556	282,008
Bob Evans Farms, Inc.	4,101	188,359
Boyd Gaming Corp. (I)	12,728	182,138
Bravo Brio Restaurant Group, Inc. (I)	3,246	43,496
Brinker International, Inc.	16,571	914,388
Buffalo Wild Wings, Inc. (I)	8,036	1,226,856
Caesars Acquisition Company, Class A (I)	5,917	43,490
Caesars Entertainment Corp. (I)(L)	8,243	77,154
Carnival Corp.	81,918	3,795,261
Carnival PLC	15,775	763,229
Carrols Restaurant Group, Inc. (I)	6,571	65,841
Chipotle Mexican Grill, Inc. (I)	5,641	3,472,148
Churchill Downs, Inc.	2,200	274,296
Chuy’s Holdings, Inc. (I)	2,707	70,355
ClubCorp Holdings, Inc.	3,638	82,692
Compass Group PLC	141,865	2,484,617
Cracker Barrel Old Country Store, Inc.	3,085	435,232
Crown Resorts, Ltd.	26,622	265,308
Darden Restaurants, Inc.	22,572	1,479,369
Dave & Buster’s Entertainment, Inc. (I)	1,079	34,129
Del Frisco’s Restaurant Group, Inc. (I)	3,876	72,094
Denny’s Corp. (I)	14,500	151,235
Diamond Resorts International, Inc. (I)	5,746	178,701
DineEquity, Inc.	2,702	263,715
Domino’s Pizza, Inc.	14,605	1,586,979
Dunkin’ Brands Group, Inc.	25,824	1,377,969
El Pollo Loco Holdings, Inc. (I)	1,311	27,190
Fiesta Restaurant Group, Inc. (I)	4,411	205,244
Flight Centre Travel Group, Ltd.	4,035	142,979
Formosa International Hotels Corp.	3,851	36,137
Galaxy Entertainment Group, Ltd.	270,000	1,287,116
Genting BHD	176,400	409,564
Genting Malaysia BHD	252,960	292,981
Genting Singapore PLC	701,400	477,821
InterContinental Hotels Group PLC	20,237	849,046
International Speedway Corp., Class A	11,982	446,090
Interval Leisure Group, Inc.	6,604	171,836
Intrawest Resorts Holdings, Inc. (I)	2,827	35,507
Isle of Capri Casinos, Inc. (I)	3,696	52,520
Jack in the Box, Inc.	6,480	562,529
Jamba, Inc. (I)(L)	3,191	48,854
Jollibee Foods Corp.	36,150	162,829
Kangwon Land, Inc.	10,727	389,100
Krispy Kreme Doughnuts, Inc. (I)	10,745	186,856
La Quinta Holdings, Inc. (I)	7,066	175,661
Life Time Fitness, Inc. (I)	16,028	1,152,413
Marriott International, Inc., Class A	37,710	2,941,003
Marriott Vacations Worldwide Corp.	4,276	377,485
McDonald’s Corp.	174,759	16,764,631
McDonald’s Holdings
Company Japan, Ltd. (L)	9,700	203,102
Merlin Entertainments PLC (S)	60,822	427,153
MGM China Holdings, Ltd.	113,200	205,140
Minor International PCL, Foreign Shares	128,030	116,080
Monarch Casino & Resort, Inc. (I)	2,226	43,140
Morgans Hotel Group Company (I)	4,749	32,578
Noodles & Company (I)(L)	2,062	29,940
Oriental Land Company, Ltd.	29,300	1,882,351

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Panera Bread Company, Class A (I)	6,688	$1,217,216
Papa John’s International, Inc.	4,988	342,725
Paradise Company, Ltd.	4,363	120,727
Penn National Gaming, Inc. (I)	12,951	215,375
Pinnacle Entertainment, Inc. (I)	9,664	357,278
Popeyes Louisiana Kitchen, Inc. (I)	3,857	214,488
Potbelly Corp. (I)(L)	2,887	40,562
Red Robin Gourmet Burgers, Inc. (I)	2,345	195,550
Restaurant Brands International, Inc. (L)	22,300	863,596
Royal Caribbean Cruises, Ltd.	29,957	2,276,133
Ruby Tuesday, Inc. (I)	10,042	62,662
Ruth’s Hospitality Group, Inc.	6,015	88,601
Sands China, Ltd.	280,052	1,078,405
Scientific Games Corp., Class A (I)(L)	8,485	129,142
Shake Shack, Inc., Class A (I)(L)	956	79,166
Shangri-La Asia, Ltd.	130,500	199,167
SJM Holdings, Ltd.	232,384	296,520
Sodexo	10,581	1,090,551
Sonic Corp.	8,897	268,156
Speedway Motorsports, Inc.	2,233	48,947
Starbucks Corp.	272,670	14,167,933
Starwood Hotels & Resorts Worldwide, Inc.	31,217	2,583,519
Tabcorp Holdings, Ltd.	60,247	231,023
Tatts Group, Ltd.	105,151	333,473
Texas Roadhouse, Inc.	11,356	397,687
The Cheesecake Factory, Inc.	20,299	1,046,819
The Habit Restaurants, Inc., Class A (I)	1,063	37,343
The Marcus Corp.	3,107	60,897
The Wendy’s Company	72,385	813,607
Tsogo Sun Holdings, Ltd.	29,799	63,889
Tui AG	38,793	688,336
Vail Resorts, Inc.	5,859	607,813
Whitbread PLC	15,429	1,209,172
William Hill PLC	75,151	483,658
Wyndham Worldwide Corp.	21,925	1,861,652
Wynn Macau, Ltd.	181,550	341,201
Wynn Resorts, Ltd.	14,732	1,483,365
Yum! Brands, Inc.	78,756	7,096,703
Zoe’s Kitchen, Inc. (I)	948	30,033
		94,482,166
Household durables - 0.7%
Arcelik AS	13,835	75,019
Beazer Homes USA, Inc. (I)	4,311	78,978
Casio Computer Company, Ltd. (L)	29,500	554,104
Cavco Industries, Inc. (I)	1,440	104,443
Coway Company, Ltd.	4,938	406,223
CSS Industries, Inc.	1,231	33,963
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	16,161	55,133
D.R. Horton, Inc.	60,626	1,583,551
Electrolux AB, Series B	22,337	682,109
Ethan Allen Interiors, Inc.	4,257	106,851
Flexsteel Industries, Inc.	1,014	38,299
Garmin, Ltd.	22,292	1,013,840
Haier Electronics Group Company, Ltd.	110,000	332,552
Hanssem Company, Ltd.	1,017	205,903
Harman International Industries, Inc.	12,480	1,504,090
Helen of Troy, Ltd. (I)	4,622	404,379
Hovnanian Enterprises, Inc., Class A (I)(L)	18,752	60,756
Husqvarna AB, B Shares	39,247	298,897
Iida Group Holdings Company, Ltd.	23,700	383,918
Installed Building Products, Inc. (I)	1,468	31,474
iRobot Corp. (I)(L)	4,865	155,437
104

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Jarden Corp. (I)	47,100	$2,499,126
KB Home (L)	37,546	554,930
La-Z-Boy, Inc.	8,541	226,593
Leggett & Platt, Inc.	25,201	1,191,503
Lennar Corp., Class A	32,538	1,517,247
LG Electronics, Inc.	9,789	487,720
LGI Homes, Inc. (I)(L)	2,592	48,859
Libbey, Inc.	3,578	141,331
Lifetime Brands, Inc.	2,363	34,334
M/I Homes, Inc. (I)	4,139	96,315
MDC Holdings, Inc. (L)	16,585	463,717
Meritage Homes Corp. (I)	6,342	278,160
Mohawk Industries, Inc. (I)	11,297	2,108,472
NACCO Industries, Inc., Class A	897	51,326
Newell Rubbermaid, Inc.	49,312	1,949,303
Nikon Corp.	49,900	618,104
NVR, Inc. (I)	1,010	1,374,206
Panasonic Corp.	323,300	4,732,198
Persimmon PLC (I)	26,218	788,371
PulteGroup, Inc.	60,160	1,153,869
Rinnai Corp.	5,400	414,434
Sekisui Chemical Company, Ltd.	62,000	833,991
Sekisui House, Ltd.	81,300	1,353,137
Sharp Corp. (I)(L)	225,000	313,454
Skullcandy, Inc. (I)	3,579	26,843
Sony Corp.	168,400	5,206,974
Standard Pacific Corp. (I)	23,429	193,055
Steinhoff International Holdings, Ltd.	181,869	1,127,064
Techtronic Industries Company	157,500	541,440
Tempur Sealy International, Inc. (I)	15,994	953,082
The Dixie Group, Inc. (I)(L)	2,836	27,509
The Ryland Group, Inc.	7,614	320,321
Toll Brothers, Inc. (I)	41,958	1,517,621
TRI Pointe Homes, Inc. (I)	23,960	345,503
Tupperware Brands Corp.	13,060	858,564
Universal Electronics, Inc. (I)	2,641	136,857
WCI Communities, Inc. (I)	1,916	44,547
Whirlpool Corp.	14,205	2,617,271
William Lyon Homes, Class A (I)	2,792	63,183
		45,320,453
Internet and catalog retail - 0.8%
1-800-Flowers.com, Inc., Class A (I)	4,021	38,240
Amazon.com, Inc. (I)	69,240	29,719,885
B2W Cia Digital (I)	7,115	56,941
Blue Nile, Inc. (I)	2,026	55,938
EVINE Live, Inc. (I)	7,263	24,041
Expedia, Inc.	17,977	1,928,213
FTD Companies, Inc. (I)	3,204	88,206
HSN, Inc.	13,891	932,225
Lands’ End, Inc. (I)	2,761	81,201
Netflix, Inc. (I)	11,001	6,865,284
Nutrisystem, Inc.	4,681	106,540
Orbitz Worldwide, Inc. (I)	8,058	90,814
Overstock.com, Inc. (I)	1,907	41,248
PetMed Express, Inc.	3,717	62,037
Rakuten, Inc.	116,700	1,908,695
Shutterfly, Inc. (I)	6,287	292,346
The Priceline Group, Inc. (I)	9,444	11,068,746
Travelport Worldwide, Ltd. (L)	4,757	72,735
TripAdvisor, Inc. (I)	20,273	1,546,019
Wayfair, Inc., Class A (I)	2,024	60,497
		55,039,851

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products - 0.2%
Arctic Cat, Inc.	2,145	$70,957
Bandai Namco Holdings, Inc.	26,000	532,903
Black Diamond, Inc. (I)	4,147	38,401
Brunswick Corp.	39,376	2,009,751
Callaway Golf Company	12,556	118,529
Escalade, Inc.	2,015	36,834
Giant Manufacturing Company, Ltd.	25,000	212,644
Hasbro, Inc.	20,348	1,467,701
JAKKS Pacific, Inc. (I)	3,894	29,906
LeapFrog Enterprises, Inc. (I)	12,894	26,175
Malibu Boats, Inc., Class A (I)	1,605	33,657
Mattel, Inc.	61,517	1,587,754
Merida Industry Company, Ltd.	18,100	130,390
Nautilus, Inc. (I)	5,068	107,036
Polaris Industries, Inc.	16,017	2,291,232
Sankyo Company, Ltd.	7,100	261,989
Sega Sammy Holdings, Inc.	27,300	393,964
Shimano, Inc.	11,500	1,632,931
Smith & Wesson Holding Corp. (I)	9,008	132,508
Sturm Ruger & Company, Inc. (L)	3,185	171,162
Vista Outdoor, Inc. (I)	16,747	771,869
Yamaha Corp.	24,600	498,201
		12,556,494
Media - 2.7%
Alibaba Pictures Group, Ltd. (I)(L)	540,000	231,453
Altice SA (I)	17,004	2,208,538
AMC Entertainment Holdings, Inc., Class A	3,442	99,508
AMC Networks, Inc., Class A (I)	15,508	1,218,774
Astro Malaysia Holdings BHD	134,700	114,516
Axel Springer AG	4,425	241,385
BEC World PCL	59,100	65,881
Cablevision Systems Corp., Class A (L)	39,932	978,733
Carmike Cinemas, Inc. (I)	4,036	112,322
CBS Corp., Class B	83,191	5,134,549
Central European Media
Enterprises, Ltd., Class A (I)(L)	14,511	33,666
Cheil Worldwide, Inc. (I)	7,727	143,334
Cinemark Holdings, Inc.	27,337	1,107,969
Comcast Corp., Class A	462,035	27,010,566
Cumulus Media, Inc., Class A (I)	24,009	56,661
Cyfrowy Polsat SA (I)	17,009	113,719
Daily Journal Corp. (I)(L)	196	40,062
Dentsu, Inc.	31,700	1,594,783
DIRECTV (I)	91,425	8,323,332
Discovery Communications, Inc., Series A (I)	27,094	919,570
Discovery Communications, Inc., Series C (I)	49,096	1,543,824
DreamWorks Animation
SKG, Inc., Class A (I)(L)	19,017	512,508
Entercom Communications Corp., Class A (I)	4,371	49,742
Entravision Communications Corp., Class A	9,574	64,625
Eros International PLC (I)	3,560	71,022
Eutelsat Communications	17,306	588,891
Gannett Company, Inc.	41,231	1,475,657
Global Eagle Entertainment, Inc. (I)(L)	6,751	91,611
Global Mediacom Tbk PT	398,400	38,795
Gray Television, Inc. (I)	8,000	127,680
Grupo Televisa SAB	177,100	1,341,341
Hakuhodo DY Holdings, Inc.	34,100	367,059
Harte-Hanks, Inc.	8,185	51,238
ITV PLC	325,911	1,356,361
JCDecaux SA	7,559	307,755
John Wiley & Sons, Inc., Class A	12,179	706,626
Journal Media Group, Inc.	2,683	21,491
105

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Kabel Deutschland Holding AG (I)	2,471	$334,288
Lagardere SCA	13,241	400,573
Lee Enterprises, Inc. (I)(L)	9,660	29,077
Live Nation Entertainment, Inc. (I)	38,088	1,089,317
Loral Space & Communications, Inc. (I)	2,201	147,005
Martha Stewart Living
Omnimedia, Inc., Class A (I)	5,415	28,158
MDC Partners, Inc., Class A	7,019	148,803
Media General, Inc. (I)	13,154	217,830
Media Nusantara Citra Tbk PT	311,600	48,475
Meredith Corp.	15,450	815,760
Naspers, Ltd.	33,798	4,959,857
National CineMedia, Inc.	10,046	160,033
New Media Investment Group, Inc.	7,302	160,790
News Corp., Class A (I)	90,889	1,376,968
Nexstar Broadcasting Group, Inc., Class A	5,059	287,807
Numericable Group SA (I)	10,949	630,810
Omnicom Group, Inc.	44,878	3,344,757
Pearson PLC	69,802	1,396,923
ProSiebenSat. 1 Media AG	24,452	1,170,998
Publicis Groupe SA (L)	21,108	1,686,503
Radio One, Inc., Class D (I)	5,029	17,702
REA Group, Ltd.	3,841	114,093
Reading International, Inc., Class A (I)	3,071	41,059
Reed Elsevier NV	137,080	3,323,941
Reed Elsevier PLC	96,623	1,603,505
Rentrak Corp. (I)(L)	1,652	112,187
RTL Group SA	4,325	388,236
Scholastic Corp.	4,393	195,269
Scripps Networks Interactive, Inc., Class A	17,624	1,180,984
SES SA	34,161	1,208,779
SFX Entertainment, Inc. (I)(L)	7,367	35,877
Shaw Communications, Inc., Class B (L)	45,512	1,004,587
Sinclair Broadcast Group, Inc., Class A	11,283	338,941
Singapore Press Holdings, Ltd.	184,900	570,308
Sizmek, Inc. (I)	3,856	26,953
Sky PLC	88,495	1,428,217
Surya Citra Media Tbk PT	367,700	85,807
Telenet Group Holding NV	6,322	343,307
The EW Scripps Company, Class A	8,803	206,254
The Interpublic Group of Companies, Inc.	75,026	1,532,031
The McClatchy Company, Class A (I)	10,885	11,865
The New York Times Company, Class A	57,226	795,441
The Walt Disney Company	284,307	31,378,964
Thomson Reuters Corp.	41,500	1,657,197
Time Warner Cable, Inc.	51,079	9,239,680
Time Warner, Inc.	151,019	12,758,085
Time, Inc.	46,597	1,048,898
Toho Company, Ltd.	16,600	418,213
Twenty-First Century Fox, Inc., Class A	332,477	11,171,227
Viacom, Inc., Class B	66,412	4,441,635
Vivendi SA	136,348	3,464,471
Wolters Kluwer NV	59,167	1,839,146
World Wrestling
Entertainment, Inc., Class A (L)	4,726	67,582
WPP PLC	112,023	2,646,677
		171,597,397
Multiline retail - 0.6%
Big Lots, Inc.	14,033	616,049
Burlington Stores, Inc. (I)	4,577	241,528
Canadian Tire Corp., Ltd. (L)	8,555	887,076
Dollar General Corp.	55,184	4,005,807
Dollar Tree, Inc. (I)	37,404	2,804,926

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Dollarama, Inc.	14,385	$796,750
Don Quijote Company, Ltd.	8,600	662,929
El Puerto de Liverpool SAB de CV	12,900	144,867
Family Dollar Stores, Inc.	17,400	1,348,848
Far Eastern Department Stores Company, Ltd.	83,368	61,319
Fred’s, Inc., Class A	6,215	108,887
Harvey Norman Holding, Ltd.	40,776	146,003
Hyundai Department Store Company, Ltd.	1,322	182,081
Isetan Mitsukoshi Holdings, Ltd.	49,240	824,211
J Front Retailing Company, Ltd.	35,300	620,376
J.C. Penney Company, Inc. (I)(L)	80,046	687,595
Kohl’s Corp.	36,745	2,406,430
Lojas Americanas SA	8,953	35,320
Lojas Renner SA	7,872	264,475
Lotte Shopping Company, Ltd.	974	222,015
Macy’s, Inc.	61,950	4,147,553
Marks & Spencer Group PLC	139,240	1,242,175
Marui Group Company, Ltd.	35,000	440,838
Matahari Department Store Tbk PT	147,900	194,683
Next PLC	12,924	1,486,498
Nordstrom, Inc.	25,573	1,857,623
SACI Falabella	87,386	656,258
Shinsegae Company, Ltd.	662	144,903
Takashimaya Company, Ltd.	42,000	403,030
Target Corp.	115,830	9,187,636
The Bon-Ton Stores, Inc. (L)	2,957	17,298
Tuesday Morning Corp. (I)	7,224	92,612
Woolworths Holdings, Ltd.	76,851	604,520
		37,543,119
Specialty retail - 1.9%
Aaron’s, Inc.	16,947	593,653
ABC-Mart, Inc.	3,900	225,177
Abercrombie & Fitch Company, Class A (L)	18,203	372,615
Advance Auto Parts, Inc.	19,202	2,942,130
Aeropostale, Inc. (I)	12,715	24,031
America’s Car-Mart, Inc. (I)	1,305	69,243
American Eagle Outfitters, Inc.	77,435	1,267,611
ANN, Inc. (I)	19,620	917,235
Asbury Automotive Group, Inc. (I)	4,419	376,145
Ascena Retail Group, Inc. (I)	34,603	511,432
AutoNation, Inc. (I)	13,564	846,529
AutoZone, Inc. (I)	5,801	3,907,670
Barnes & Noble, Inc. (I)	6,614	155,561
bebe stores, Inc.	5,570	14,482
Bed Bath & Beyond, Inc. (I)	33,759	2,407,692
Best Buy Company, Inc.	52,958	1,837,643
Big 5 Sporting Goods Corp.	3,470	50,419
Boot Barn Holdings, Inc. (I)	946	23,139
Build-A-Bear Workshop, Inc. (I)	1,980	31,858
Cabela’s, Inc. (I)(L)	12,516	638,316
Caleres, Inc.	7,073	218,768
CarMax, Inc. (I)	38,196	2,713,444
Chico’s FAS, Inc.	40,471	672,223
Christopher & Banks Corp. (I)	6,127	35,169
Citi Trends, Inc. (I)	2,645	63,612
Conn’s, Inc. (I)(L)	4,541	167,972
CST Brands, Inc.	20,251	805,382
Destination Maternity Corp.	2,856	31,387
Destination XL Group, Inc. (I)	7,869	38,165
Dick’s Sporting Goods, Inc.	25,756	1,383,612
Dixons Carphone PLC	83,859	610,783
Express, Inc. (I)	13,717	241,968
Fast Retailing Company, Ltd.	7,800	3,205,585
106

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Five Below, Inc. (I)(L)	8,865	$294,761
Foot Locker, Inc.	37,302	2,357,486
Francesca’s Holdings Corp. (I)	6,993	109,580
GameStop Corp., Class A (L)	19,414	842,762
Genesco, Inc. (I)	3,921	259,531
GOME Electrical Appliances Holdings, Ltd.	1,047,695	273,921
Group 1 Automotive, Inc.	3,912	321,997
Guess?, Inc.	26,757	469,318
Haverty Furniture Companies, Inc.	3,269	68,682
Hennes & Mauritz AB, B Shares	88,043	3,473,262
Hibbett Sports, Inc. (I)	4,265	198,536
Hikari Tsushin, Inc.	2,500	175,608
Home Product Center PCL	200,773	39,987
Hotai Motor Company, Ltd.	21,000	337,897
Hotel Shilla Company, Ltd.	2,997	322,355
Inditex SA	92,579	3,065,087
Kingfisher PLC	200,333	1,136,633
Kirkland’s, Inc. (I)	2,443	64,178
L Brands, Inc.	44,707	3,868,050
Lithia Motors, Inc., Class A	3,687	392,481
Lowe’s Companies, Inc.	176,912	12,380,302
Lumber Liquidators Holdings, Inc. (I)(L)	4,545	92,718
MarineMax, Inc. (I)	4,184	100,081
Mattress Firm Holding Corp. (I)	2,438	144,037
Monro Muffler Brake, Inc.	5,136	303,075
Mr. Price Group, Ltd.	20,481	407,168
Murphy USA, Inc. (I)	11,290	657,417
Nitori Holdings Company, Ltd.	10,100	775,359
O’Reilly Automotive, Inc. (I)	18,486	4,058,232
Office Depot, Inc. (I)	215,790	2,000,373
Outerwall, Inc. (L)	3,069	235,270
Pacific Sunwear of California, Inc. (I)	8,823	13,676
Pier 1 Imports, Inc.	15,445	196,306
Rent-A-Center, Inc.	22,497	680,534
Restoration Hardware Holdings, Inc. (I)	5,051	459,439
Ross Stores, Inc.	37,630	3,637,692
Sanrio Company, Ltd. (L)	7,200	201,453
Select Comfort Corp. (I)	8,812	274,494
Shimamura Company, Ltd.	3,200	343,622
Shoe Carnival, Inc.	2,539	70,178
Signet Jewelers, Ltd.	21,049	2,722,267
Sonic Automotive, Inc., Class A	6,462	150,242
Sports Direct International PLC (I)	23,083	238,710
Stage Stores, Inc.	5,269	85,305
Staples, Inc.	116,505	1,918,255
Stein Mart, Inc.	4,708	49,999
Systemax, Inc. (I)	1,518	12,675
The Buckle, Inc. (L)	4,572	194,676
The Cato Corp., Class A	4,506	168,029
The Children’s Place Retail Stores, Inc.	3,377	220,856
The Container Store Group, Inc. (I)(L)	2,789	51,206
The Finish Line, Inc., Class A	7,945	207,921
The Foschini Group, Ltd.	16,762	224,642
The Gap, Inc.	48,219	1,848,234
The Home Depot, Inc.	239,625	26,699,018
The Men’s Wearhouse, Inc.	7,755	449,868
The Pep Boys - Manny, Moe & Jack (I)	8,662	87,746
The TJX Companies, Inc.	124,118	7,990,717
Tiffany & Company	20,472	1,918,841
Tile Shop Holdings, Inc. (I)	4,636	57,811
Tilly’s, Inc., Class A (I)	1,844	17,776
Tractor Supply Company	24,773	2,158,719
Truworths International, Ltd.	33,530	239,577

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Urban Outfitters, Inc. (I)	18,434	$633,761
USS Company, Ltd.	32,100	599,079
Via Varejo SA	7,303	35,113
Vitamin Shoppe, Inc. (I)	5,011	198,937
West Marine, Inc. (I)	3,551	33,806
Williams-Sonoma, Inc.	22,484	1,767,467
Winmark Corp.	446	41,001
Yamada Denki Company, Ltd.	127,200	533,871
Zumiez, Inc. (I)	3,443	102,808
		124,163,122
Textiles, apparel and luxury goods - 1.0%
adidas AG	23,387	1,840,391
ANTA Sports Products, Ltd.	102,000	236,312
Asics Corp.	23,500	624,155
Belle International Holdings, Ltd.	476,888	608,150
Burberry Group PLC	38,099	989,385
Carter’s, Inc.	13,863	1,430,939
CCC SA	1,951	95,715
Christian Dior SA	6,129	1,227,365
Cie Financiere Richemont SA	59,862	5,170,316
Coach, Inc.	50,153	1,773,912
Columbia Sportswear Company	4,424	247,965
Crocs, Inc. (I)	13,001	195,535
Culp, Inc.	1,604	42,265
Deckers Outdoor Corp. (I)	9,075	618,461
Eclat Textile Company, Ltd.	14,720	216,171
Formosa Taffeta Company, Ltd.	62,000	67,175
Fossil Group, Inc. (I)	8,101	575,252
G-III Apparel Group, Ltd. (I)	6,221	353,726
Gildan Activewear, Inc.	26,815	849,343
Hanesbrands, Inc.	72,883	2,322,052
Hermes International SA	2,964	1,157,157
Hugo Boss AG	7,469	853,680
Iconix Brand Group, Inc. (I)	7,873	203,281
Kate Spade & Company (I)	33,451	828,916
Kering	8,506	1,492,440
Li & Fung, Ltd.	675,200	584,533
LPP SA	78	160,965
Luxottica Group SpA	23,768	1,605,186
LVMH Moet Hennessy Louis Vuitton SA	31,379	5,574,362
Michael Kors Holdings, Ltd. (I)	36,502	1,697,343
Movado Group, Inc.	3,016	78,899
NIKE, Inc., Class B	127,230	12,935,474
Oxford Industries, Inc.	2,360	179,053
Pandora A/S	12,900	1,293,467
Perry Ellis International, Inc. (I)	2,046	50,250
Pou Chen Corp.	183,000	261,969
PVH Corp.	14,993	1,568,868
Quiksilver, Inc. (I)(L)	22,601	30,963
Ralph Lauren Corp.	10,954	1,428,402
Ruentex Industries, Ltd.	46,000	107,516
Sequential Brands Group, Inc. (I)(L)	2,909	40,639
Shenzhou International Group Holdings, Ltd.	58,000	286,061
Skechers U.S.A., Inc., Class A (I)	6,311	668,146
Steven Madden, Ltd. (I)	9,460	357,399
The Swatch Group AG	5,685	451,451
The Swatch Group AG, Bearer Shares (L)	3,536	1,405,818
Tumi Holdings, Inc. (I)	8,274	159,688
Under Armour, Inc., Class A (I)	30,337	2,378,724
Unifi, Inc. (I)	2,351	76,455
Vera Bradley, Inc. (I)	3,550	48,067
VF Corp.	62,245	4,383,915
Vince Holding Corp. (I)	1,818	28,943
107

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Wolverine World Wide, Inc.	16,412	$482,185
Yue Yuen Industrial Holdings, Ltd.	85,500	293,536
		62,638,336
		768,791,745
Consumer staples - 8.4%
Beverages - 1.8%
AMBEV SA	289,405	1,671,234
Anadolu Efes Biracilik Ve Malt Sanayii AS	12,171	112,689
Anheuser-Busch InBev NV	94,574	11,411,273
Arca Continental SAB de CV	27,600	167,171
Asahi Group Holdings, Ltd.	56,700	1,812,236
Brown-Forman Corp., Class B	28,336	2,671,235
Carlsberg A/S, Class B	12,101	1,111,172
Cia Cervecerias Unidas SA	12,643	143,674
Coca-Cola Amatil, Ltd.	41,707	320,598
Coca-Cola Bottling Company Consolidated	770	87,449
Coca-Cola Enterprises, Inc.	39,471	1,745,802
Coca-Cola Femsa SAB de CV, Series L	29,100	247,727
Coca-Cola HBC AG (I)	17,176	376,943
Coca-Cola Icecek AS	4,463	75,558
Constellation Brands, Inc., Class A	30,610	3,608,613
Craft Brew Alliance, Inc. (I)	2,156	23,199
Diageo PLC	214,132	5,942,315
Dr. Pepper Snapple Group, Inc.	35,099	2,689,987
Fomento Economico Mexicano SAB de CV	133,700	1,190,189
Heineken Holding NV	19,760	1,372,420
Heineken NV	45,128	3,531,259
Hite Jinro Company, Ltd.	2,692	51,988
Kirin Holdings Company, Ltd.	120,200	1,727,842
Molson Coors Brewing Company, Class B	29,081	2,133,964
Monster Beverage Corp. (I)	26,587	3,383,993
National Beverage Corp. (I)	2,036	42,145
PepsiCo, Inc.	269,531	25,990,874
Pernod Ricard SA	23,851	2,944,026
Remy Cointreau SA	2,740	197,381
SABMiller PLC	82,474	4,416,342
Suntory Beverage & Food, Ltd.	20,400	848,133
The Boston Beer Company, Inc., Class A (I)	3,723	982,053
The Coca-Cola Company	714,510	29,266,330
Treasury Wine Estates, Ltd.	47,698	195,166
Tsingtao Brewery Company, Ltd., H Shares	38,000	243,214
Vina Concha y Toro SA	42,530	81,924
		112,818,118
Food and staples retailing - 1.8%
Aeon Company, Ltd.	95,700	1,275,952
Alimentation Couche-Tard, Inc., Class B	51,146	1,993,032
Almacenes Exito SA	17,986	160,176
BIM Birlesik Magazalar AS	12,564	230,501
Carrefour SA	61,909	2,098,750
Casey’s General Stores, Inc.	6,222	542,496
Casino Guichard Perrachon SA	6,356	498,133
Cencosud SA	110,499	282,446
China Resources Enterprises, Ltd.	124,855	374,388
Colruyt SA	8,403	377,759
Controladora Comercial Mexicana SAB de CV	31,000	99,831
Costco Wholesale Corp.	80,007	11,408,198
CP ALL PCL	37,100	50,405
CP ALL PCL	307,300	417,924
CVS Health Corp.	204,601	20,947,050
Delhaize Group SA	12,175	1,086,767
Diplomat Pharmacy, Inc. (I)	2,861	110,578

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Distribuidora Internacional
de Alimentacion SA	52,696	$419,634
E-Mart Company, Ltd.	1,915	424,606
Empire Company, Ltd.	6,337	453,924
Eurocash SA	7,840	77,982
Fairway Group Holdings Corp. (I)	2,832	12,801
FamilyMart Company, Ltd.	8,600	360,358
George Weston, Ltd.	5,863	476,498
Grupo Comercial Chedraui SA de CV	25,100	76,430
ICA Gruppen AB (L)	7,315	255,073
Ingles Markets, Inc., Class A	1,905	93,116
J Sainsbury PLC	106,633	411,475
Jeronimo Martins SGPS SA	27,051	371,638
Koninklijke Ahold NV	175,218	3,559,279
Lawson, Inc.	9,500	662,106
Loblaw Companies, Ltd.	26,348	1,340,070
Massmart Holdings, Ltd.	8,810	109,589
Metro AG	18,076	629,520
Metro, Inc.	29,092	804,030
Natural Grocers by Vitamin Cottage, Inc. (I)	1,464	35,443
Pick n Pay Stores, Ltd.	19,773	92,757
President Chain Store Corp.	49,000	353,500
PriceSmart, Inc.	3,056	249,186
Raia Drogasil SA	13,286	148,526
Roundy’s, Inc. (I)	6,691	23,352
Seven & I Holdings Company, Ltd.	110,300	4,555,120
Shoprite Holdings, Ltd.	38,629	512,505
Smart & Final Stores, Inc. (I)	2,207	37,298
SpartanNash Company	6,208	194,062
Sun Art Retail Group, Ltd.	249,000	218,604
SUPERVALU, Inc. (I)	87,164	769,658
Sysco Corp.	107,720	4,002,875
Tesco PLC	692,208	2,256,998
The Andersons, Inc.	4,671	207,112
The Chefs’ Warehouse, Inc. (I)	3,009	56,419
The Fresh Market, Inc. (I)(L)	6,987	221,837
The Jean Coutu Group PJC, Inc.	8,967	168,149
The Kroger Company	89,334	6,503,515
The SPAR Group, Ltd.	14,679	225,033
United Natural Foods, Inc. (I)	21,217	1,423,024
Village Super Market, Inc., Class A	1,247	39,929
Wal-Mart de Mexico SAB de CV	360,500	891,950
Wal-Mart Stores, Inc.	287,171	21,328,190
Walgreens Boots Alliance, Inc.	158,557	13,610,533
Weis Markets, Inc.	1,893	81,721
Wesfarmers, Ltd.	81,886	2,724,945
Whole Foods Market, Inc.	65,595	2,705,138
WM Morrison Supermarkets PLC	180,125	471,406
Woolworths, Ltd.	92,120	1,964,412
		118,565,712
Food products - 2.2%
Ajinomoto Company, Inc.	83,000	1,709,812
Archer-Daniels-Midland Company	115,342	6,095,825
Aryzta AG (I)	10,013	634,847
Associated British Foods PLC	30,342	1,408,040
Astra Agro Lestari Tbk PT	24,620	46,067
B&G Foods, Inc.	8,790	271,963
Barry Callebaut AG (I)	251	283,428
Boulder Brands, Inc. (I)	9,827	90,605
BRF SA	40,210	813,337
Cal-Maine Foods, Inc.	5,056	286,625
Calavo Growers, Inc.	2,395	120,828
Calbee, Inc.	10,700	409,268
108

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Campbell Soup Company	32,328	$1,562,736
Charoen Pokphand Foods PCL	23,900	17,409
Charoen Pokphand Foods PCL	170,000	123,811
Charoen Pokphand Indonesia Tbk PT	467,903	110,952
China Agri-Industries Holdings, Ltd.	214,784	129,521
China Huishan Dairy Holdings Company, Ltd.	597,000	123,597
China Mengniu Dairy Company, Ltd.	140,498	801,644
Chocoladefabriken Lindt & Sprungli AG	109	575,195
Chocoladefabriken Lindt & Sprungli AG	12	754,539
CJ CheilJedang Corp.	706	260,231
ConAgra Foods, Inc.	77,468	2,991,039
Danone SA (L)	65,102	4,472,314
Darling Ingredients, Inc. (I)	26,930	422,801
Dean Foods Company	39,989	736,597
Diamond Foods, Inc. (I)	3,509	99,866
Farmer Brothers Company (I)	1,313	32,234
Felda Global Ventures Holdings BHD	113,800	61,059
Flowers Foods, Inc.	48,378	1,086,570
Fresh Del Monte Produce, Inc.	5,480	206,267
Freshpet, Inc. (I)(L)	2,117	42,001
General Mills, Inc.	109,788	6,164,596
Genting Plantations BHD	22,800	61,507
Golden Agri-Resources, Ltd.	817,540	254,124
Gruma SAB de CV, Class B	11,900	156,473
Grupo Bimbo SAB de CV, Series A	112,900	307,051
Grupo Lala SAB de CV	44,300	92,375
Hormel Foods Corp.	24,359	1,393,822
Indofood CBP Sukses Makmur Tbk PT	73,600	78,374
Indofood Sukses Makmur Tbk PT	316,017	174,272
Ingredion, Inc.	18,772	1,538,741
Inventure Foods, Inc. (I)	2,934	27,873
IOI Corp. BHD	243,400	264,773
J&J Snack Foods Corp.	2,465	265,727
JBS SA	45,181	221,204
John B. Sanfilippo & Son, Inc.	1,436	72,676
Kellogg Company	46,044	2,890,182
Kerry Group PLC	2,564	191,458
Kerry Group PLC, Class A	23,734	1,773,965
Keurig Green Mountain, Inc.	22,050	1,901,592
Kikkoman Corp.	22,000	612,859
Kraft Foods Group, Inc.	106,916	9,029,056
Kuala Lumpur Kepong BHD	40,500	228,937
Lancaster Colony Corp.	8,134	725,878
Landec Corp. (I)	4,665	66,663
Limoneira Company (L)	2,145	46,418
Lotte Confectionery Company, Ltd.	58	104,912
M Dias Branco SA	2,134	57,665
McCormick & Company, Inc.	23,335	1,831,798
Mead Johnson Nutrition Company	36,788	3,579,472
MEIJI Holdings Company, Ltd.	9,000	1,022,824
Mondelez International, Inc., Class A	299,929	12,474,047
Nestle SA	369,792	28,650,371
NH Foods, Ltd.	25,000	541,134
Nisshin Seifun Group, Inc.	31,200	387,733
Nissin Food Products Company, Ltd.	8,600	366,170
Omega Protein Corp. (I)	3,554	48,868
Orion Corp.	327	368,724
Orkla ASA	89,781	704,127
Post Holdings, Inc. (I)	22,296	964,525
PPB Group BHD	40,500	168,503
Sanderson Farms, Inc. (L)	3,758	306,390
Saputo, Inc.	29,318	797,546
Seaboard Corp. (I)	32	109,760

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Seneca Foods Corp., Class A (I)	1,631	$45,994
Snyder’s-Lance, Inc.	7,920	236,570
Standard Foods Corp.	26,651	69,324
Tate & Lyle PLC	40,060	356,525
Thai Union Frozen Products PCL	130,700	79,259
The Hain Celestial Group, Inc. (I)	26,704	1,689,562
The Hershey Company	26,906	2,498,491
The J.M. Smucker Company	17,753	2,104,618
The WhiteWave Foods Company (I)	45,794	2,199,486
Tiger Brands, Ltd.	14,064	324,957
Tingyi Cayman Islands Holding Corp.	202,000	428,751
Tootsie Roll Industries, Inc. (L)	8,661	266,239
Toyo Suisan Kaisha, Ltd.	13,000	450,485
TreeHouse Foods, Inc. (I)	18,059	1,288,148
Tyson Foods, Inc., Class A	53,142	2,255,878
Ulker Biskuvi Sanayi AS	8,606	60,249
Uni-President China Holdings, Ltd.	134,000	132,297
Uni-President Enterprises Corp.	401,830	714,664
Unilever NV (L)	319,092	13,632,577
Unilever PLC	109,328	4,835,902
Universal Robina Corp.	74,580	318,527
Want Want China Holdings, Ltd.	610,000	688,357
WH Group, Ltd. (I)(S)	424,000	324,369
Wilmar International, Ltd.	221,500	551,161
Yakult Honsha Company, Ltd.	12,900	715,239
Yamazaki Baking Company, Ltd.	16,000	264,679
		144,338,501
Household products - 1.2%
Central Garden & Pet Company, Class A (I)	7,239	70,653
Church & Dwight Company, Inc.	34,278	2,878,324
Colgate-Palmolive Company	155,029	10,354,387
Energizer Holdings, Inc.	16,309	2,310,822
Henkel AG & Company, KGaA	13,067	1,339,784
HRG Group, Inc. (I)	13,756	180,479
Kimberly-Clark Corp.	66,454	7,234,182
Kimberly-Clark de Mexico SAB de CV	105,300	238,310
LG Household & Health Care, Ltd.	861	626,496
Orchids Paper Products Company	1,596	35,910
Reckitt Benckiser Group PLC	55,083	4,974,852
Svenska Cellulosa AB SCA, B Shares	54,526	1,423,928
The Clorox Company	23,859	2,568,660
The Procter & Gamble Company	491,018	38,490,901
Unicharm Corp.	54,600	1,204,333
Unilever Indonesia Tbk PT	104,545	341,785
WD-40 Company	2,486	209,744
		74,483,550
Personal products - 0.3%
AMOREPACIFIC Corp.	2,948	1,070,919
AMOREPACIFIC Group	2,567	404,011
Avon Products, Inc.	114,135	766,987
Beiersdorf AG	11,258	1,020,277
Elizabeth Arden, Inc. (I)(L)	4,243	59,699
Hengan International Group Company, Ltd.	75,500	866,019
Hypermarcas SA	21,679	148,051
Inter Parfums, Inc.	2,739	91,565
Kao Corp.	75,600	3,433,576
L’Oreal SA	28,244	5,326,861
Medifast, Inc. (I)	2,022	65,088
Natura Cosmeticos SA	10,740	96,637
Nature’s Sunshine Products, Inc.	1,600	20,528
Nutraceutical International Corp. (I)	1,602	35,148
Revlon, Inc., Class A (I)	1,876	69,243
109

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Shiseido Company, Ltd.	52,800	$1,056,958
The Estee Lauder Companies, Inc., Class A	40,558	3,545,986
USANA Health Sciences, Inc. (I)	917	117,459
		18,195,012
Tobacco - 1.1%
Alliance One International, Inc. (I)	18,547	25,224
Altria Group, Inc.	358,074	18,333,389
British American Tobacco Malaysia BHD	10,798	182,503
British American Tobacco PLC	158,844	8,773,752
Gudang Garam Tbk PT	35,282	125,533
Imperial Tobacco Group PLC	81,514	4,203,485
Japan Tobacco, Inc.	161,100	5,846,314
KT&G Corp.	10,078	875,121
Lorillard, Inc.	65,474	4,745,556
Philip Morris International, Inc.	281,273	23,365,348
Reynolds American, Inc.	56,031	4,300,379
Souza Cruz SA	23,644	180,319
Swedish Match AB	18,541	552,340
Universal Corp.	3,849	198,185
Vector Group, Ltd. (L)	12,225	270,295
		71,977,743
		540,378,636
Energy - 6.6%
Energy equipment and services - 1.0%
Amec Foster Wheeler PLC	32,864	478,255
Atwood Oceanics, Inc.	15,781	485,581
Baker Hughes, Inc.	79,028	5,094,145
Basic Energy Services, Inc. (I)	5,393	46,973
Bristow Group, Inc.	5,790	335,820
Bumi Armada BHD	160,450	55,513
C&J Energy Services, Ltd. (I)	7,543	113,371
Cameron International Corp. (I)	35,258	1,809,793
CARBO Ceramics, Inc. (L)	3,288	140,233
China Oilfield Services, Ltd., H Shares	186,000	344,305
Diamond Offshore Drilling, Inc. (L)	11,746	356,374
Dresser-Rand Group, Inc. (I)	20,129	1,702,913
Dril-Quip, Inc. (I)	10,180	769,404
Ensco PLC, Class A	43,208	1,015,388
Era Group, Inc. (I)	3,663	76,923
Exterran Holdings, Inc.	9,520	314,731
FMC Technologies, Inc. (I)	42,127	1,760,487
FMSA Holdings, Inc. (I)(L)	4,237	37,836
Forum Energy Technologies, Inc. (I)	9,788	203,003
Geospace Technologies Corp. (I)	2,194	45,153
Gulf Island Fabrication, Inc.	2,996	33,735
Gulfmark Offshore, Inc., Class A (L)	4,169	55,990
Halliburton Company	154,519	7,015,163
Helix Energy Solutions Group, Inc. (I)	43,118	675,659
Helmerich & Payne, Inc.	19,595	1,430,239
Hercules Offshore, Inc. (I)(L)	30,874	19,821
Hornbeck Offshore Services, Inc. (I)	6,091	135,525
ION Geophysical Corp. (I)	21,400	30,388
Key Energy Services, Inc. (I)	23,132	52,047
Matrix Service Company (I)	4,297	72,490
McDermott International, Inc. (I)(L)	38,751	211,580
Nabors Industries, Ltd.	75,983	1,120,749
National Oilwell Varco, Inc.	74,574	3,668,295
Natural Gas Services Group, Inc. (I)	2,292	55,352
Newpark Resources, Inc. (I)	14,068	119,297
Noble Corp. PLC (L)	43,783	733,365
Nordic American Offshore, Ltd. (L)	3,728	33,962

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
North Atlantic Drilling, Ltd. (L)	13,126	$17,458
Oceaneering International, Inc.	26,157	1,328,776
Oil States International, Inc. (I)	13,485	551,267
Parker Drilling Company (I)	21,377	72,468
Patterson-UTI Energy, Inc.	38,449	776,670
Petrofac, Ltd.	22,237	307,786
PHI, Inc. (I)	2,317	75,395
Pioneer Energy Services Corp. (I)	10,306	72,348
RigNet, Inc. (I)	2,009	71,299
Rowan Companies PLC, Class A	32,708	702,568
Saipem SpA (I)(L)	37,458	476,357
Sapurakencana Petroleum BHD	301,389	215,941
Schlumberger, Ltd.	231,911	21,050,561
SEACOR Holdings, Inc. (I)	3,063	214,778
Seadrill, Ltd. (L)	43,444	521,762
Subsea 7 SA	30,807	322,674
Superior Energy Services, Inc.	39,952	922,492
Technip SA	11,539	760,408
Tenaris SA	66,695	963,844
Tesco Corp.	5,873	70,593
TETRA Technologies, Inc. (I)	12,781	80,392
Tidewater, Inc. (L)	12,254	300,713
Transocean, Ltd. (L)	61,036	1,150,529
Transocean, Ltd. (L)	41,564	801,341
U.S. Silica Holdings, Inc. (L)	8,771	270,585
Unit Corp. (I)	12,167	383,626
Willbros Group, Inc. (I)	6,678	12,421
WorleyParsons, Ltd.	15,335	126,917
		63,271,827
Oil, gas and consumable fuels - 5.6%
Abraxas Petroleum Corp. (I)	15,453	45,277
Adams Resources & Energy, Inc.	388	16,645
Adaro Energy Tbk PT	897,445	58,229
Alon USA Energy, Inc.	4,100	72,283
Alpha Natural Resources, Inc. (I)(L)	36,928	18,357
AltaGas, Ltd.	15,334	489,021
Anadarko Petroleum Corp.	92,140	7,703,825
Apache Corp.	68,539	4,101,374
Approach Resources, Inc. (I)(L)	6,516	45,677
ARC Resources, Ltd. (L)	36,596	670,358
Arch Coal, Inc. (I)(L)	35,221	17,258
Ardmore Shipping Corp.	3,285	38,172
Banpu PCL	83,500	65,777
Baytex Energy Corp. (L)	24,088	409,860
BG Group PLC	291,029	5,072,784
Bill Barrett Corp. (I)(L)	7,997	70,614
Bonanza Creek Energy, Inc. (I)	6,522	135,527
BP PLC	1,554,731	10,758,314
Cabot Oil & Gas Corp.	75,154	2,552,230
California Resources Corp.	80,996	635,819
Callon Petroleum Company (I)	11,107	87,301
Caltex Australia, Ltd.	19,710	506,133
Cameco Corp.	45,910	688,133
Canadian Natural Resources, Ltd.	133,361	4,115,789
Canadian Oil Sands, Ltd.	55,953	489,521
Carrizo Oil & Gas, Inc. (I)	8,387	420,692
Cenovus Energy, Inc.	94,599	1,560,929
Chesapeake Energy Corp. (L)	94,144	1,328,372
Chevron Corp.	341,888	35,214,464
China Coal Energy Company, Ltd.,
H Shares (L)	422,295	255,283
China Petroleum & Chemical Corp., H Shares	2,623,639	2,301,744
110

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
China Shenhua Energy Company, Ltd.,
H Shares	349,500	$857,226
Cimarex Energy Company	15,940	1,841,229
Clayton Williams Energy, Inc. (I)	972	50,194
Clean Energy Fuels Corp. (I)(L)	11,358	85,071
Cloud Peak Energy, Inc. (I)	9,772	56,384
CNOOC, Ltd.	1,836,716	2,859,140
Comstock Resources, Inc. (L)	8,041	28,465
ConocoPhillips	223,949	14,261,072
CONSOL Energy, Inc.	41,809	1,163,963
Contango Oil & Gas Company (I)	2,837	39,094
Cosan SA Industria e Comercio	7,494	59,175
Crescent Point Energy Corp. (L)	48,288	1,094,207
Delek Group, Ltd.	540	155,567
Delek US Holdings, Inc.	9,637	364,857
Denbury Resources, Inc. (L)	92,771	683,722
Devon Energy Corp.	70,284	4,583,922
DHT Holdings, Inc.	15,292	120,654
Diamondback Energy, Inc. (I)	7,188	559,298
Eclipse Resources Corp. (I)(L)	4,999	31,494
Ecopetrol SA	440,972	316,224
Emerald Oil, Inc. (I)(L)	700	4,212
Empresas COPEC SA	40,483	465,380
Enbridge, Inc.	103,686	4,959,186
Encana Corp.	94,729	1,200,490
Energen Corp.	19,163	1,326,080
Energy Absolute PCL	80,600	58,836
Energy Absolute PCL	315,900	231,009
Energy XXI, Ltd. (L)	15,323	53,018
Enerplus Corp.	23,478	226,926
Eni SpA	359,048	6,470,259
EOG Resources, Inc.	99,735	8,845,497
EQT Corp.	27,630	2,350,484
Evolution Petroleum Corp.	4,789	33,044
EXCO Resources, Inc. (L)	25,244	39,381
Exxaro Resources, Ltd.	11,734	81,131
Exxon Mobil Corp.	762,727	64,984,340
Formosa Petrochemical Corp.	101,000	247,245
Frontline, Ltd. (I)	11,270	29,077
Galp Energia SGPS SA	42,218	496,985
GasLog, Ltd.	6,882	142,457
Gastar Exploration, Inc. (I)	11,946	36,435
Goodrich Petroleum Corp. (I)(L)	8,340	22,935
Green Plains, Inc.	6,106	200,643
Grupa Lotos SA (I)	6,959	56,107
GS Holdings Corp.	4,453	198,437
Gulfport Energy Corp. (I)	22,495	970,884
Halcon Resources Corp. (I)(L)	41,658	43,741
Hess Corp.	44,198	2,984,249
HollyFrontier Corp.	51,479	2,144,100
Husky Energy, Inc. (L)	39,357	773,468
Idemitsu Kosan Company, Ltd.	12,900	254,511
Imperial Oil, Ltd.	34,042	1,335,292
Indo Tambangraya Megah Tbk PT	24,728	25,172
Inner Mongolia Yitai Coal Co.	109,500	189,185
Inpex Corp.	128,600	1,577,547
Inter Pipeline Ltd. (L)	37,688	937,654
IRPC PCL	720,800	88,707
Jones Energy, Inc., Class A (I)	2,561	24,867
JX Holdings, Inc.	328,900	1,450,169
Keyera Corp. (L)	19,684	648,166
Kinder Morgan, Inc.	309,844	12,855,428
Koninklijke Vopak NV	13,770	684,513

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Kunlun Energy Company, Ltd.	332,000	$359,871
Lundin Petroleum AB (I)	20,337	320,862
Magnum Hunter Resources Corp. (I)(L)	32,015	58,587
Marathon Oil Corp.	122,795	3,338,796
Marathon Petroleum Corp.	49,654	5,137,203
Matador Resources Company (I)	12,885	354,853
MEG Energy Corp. (I)	17,391	279,688
MOL Hungarian Oil and Gas PLC	2,977	155,606
Murphy Oil Corp.	30,353	1,319,141
Navios Maritime Acquisition Corp.	13,844	49,423
Neste Oil OYJ	13,699	347,497
Newfield Exploration Company (I)	28,847	1,090,705
Noble Energy, Inc.	70,348	3,079,835
Nordic American Tankers, Ltd.	14,420	186,162
Northern Oil and Gas, Inc. (I)(L)	9,797	66,914
Occidental Petroleum Corp.	140,123	10,956,217
OMV AG	16,752	475,307
ONEOK, Inc.	37,904	1,588,936
Origin Energy, Ltd.	80,786	817,455
Pacific Ethanol, Inc. (I)(L)	3,912	45,027
Panhandle Oil and Gas, Inc., Class A	2,371	47,918
Paramount Resources, Ltd. (I)	6,629	170,789
Parsley Energy, Inc., Class A (I)	8,790	153,737
PDC Energy, Inc. (I)	6,519	388,793
Peabody Energy Corp. (L)	72,153	243,877
Pembina Pipeline Corp. (L)	38,825	1,251,604
Penn Virginia Corp. (I)(L)	10,467	48,672
PetroChina Company, Ltd., H Shares	2,169,739	2,559,742
Petroleo Brasileiro SA	182,607	759,358
Petronas Dagangan BHD	20,600	111,859
PetroQuest Energy, Inc. (I)	12,458	21,552
Peyto Exploration & Development Corp. (L)	17,061	462,469
Phillips 66	98,828	7,819,271
Pioneer Natural Resources Company	27,091	4,004,863
Polski Koncern Naftowy Orlen SA	26,525	500,294
Polskie Gornictwo Naftowe i Gazownictwo SA	144,554	245,050
PrairieSky Royalty, Ltd. (L)	15,337	411,914
PTT Exploration & Production PCL	10,300	33,049
PTT Exploration & Production PCL	87,500	280,916
PTT PCL	2,600	26,798
PTT PCL	72,800	750,939
QEP Resources, Inc.	29,261	550,985
Range Resources Corp.	30,164	1,671,387
Reliance Industries, Ltd., GDR (S)	7,867	218,703
Reliance Industries, Ltd., GDR (S)	6,900	192,178
Renewable Energy Group, Inc. (I)	5,876	62,462
Repsol SA	88,439	1,683,534
Resolute Energy Corp. (I)(L)	15,216	17,803
REX American Resources Corp. (I)	1,001	63,934
Rex Energy Corp. (I)(L)	8,105	40,687
Ring Energy, Inc. (I)(L)	3,536	40,629
Rosetta Resources, Inc. (I)	31,487	735,536
Royal Dutch Shell PLC, A Shares	333,237	9,933,265
Royal Dutch Shell PLC, B Shares	208,066	6,295,821
RSP Permian, Inc. (I)	4,144	118,021
S-Oil Corp.	3,985	236,372
Sanchez Energy Corp. (I)(L)	8,579	86,476
Santos, Ltd.	71,725	449,990
Sasol, Ltd.	47,084	1,665,418
Scorpio Tankers, Inc.	26,645	243,002
SemGroup Corp., Class A	6,898	542,873
Ship Finance International, Ltd. (L)	9,292	151,924
Showa Shell Sekiyu KK	27,600	257,541
111

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
SK Innovation Company, Ltd. (I)	5,524	$557,918
SM Energy Company	17,711	926,640
Solazyme, Inc. (I)(L)	12,903	40,644
Southwestern Energy Company (I)	69,933	1,802,173
Spectra Energy Corp.	122,034	4,291,936
Statoil ASA	124,025	2,315,621
Stone Energy Corp. (I)	9,409	127,774
Suncor Energy, Inc.	177,268	5,181,483
Swift Energy Company (I)(L)	8,004	16,968
Synergy Resources Corp. (I)	13,312	153,221
Tambang Batubara Bukit Asam Persero
Tbk PT	50,290	37,270
Teekay Tankers, Ltd., Class A	12,948	87,399
Tesoro Corp.	22,715	2,010,278
Thai Oil PCL	59,600	94,786
The Williams Companies, Inc.	122,400	6,254,640
TonenGeneral Sekiyu KK	41,000	386,507
Total SA	240,553	12,139,618
Tourmaline Oil Corp. (I)	19,759	638,561
Transatlantic Petroleum, Ltd. (I)	4,571	25,049
TransCanada Corp.	86,645	3,755,360
Triangle Petroleum Corp. (I)(L)	10,936	56,102
Tullow Oil PLC	78,049	471,344
Tupras Turkiye Petrol Rafinerileri AS (I)	7,920	198,075
Ultrapar Participacoes SA	22,322	480,866
VAALCO Energy, Inc. (I)	8,295	18,498
Valero Energy Corp.	93,628	5,546,523
Vermilion Energy, Inc. (L)	12,435	533,657
W&T Offshore, Inc. (L)	6,604	35,728
Western Refining, Inc.	26,563	1,168,241
Westmoreland Coal Company (I)	2,772	71,490
Woodside Petroleum, Ltd.	54,110	1,509,376
World Fuel Services Corp.	18,926	946,868
WPX Energy, Inc. (I)	53,526	689,950
Yanzhou Coal Mining Company, Ltd.,
H Shares	191,210	169,567
		357,224,188
		420,496,015
Financials - 19.4%
Banks - 8.3%
1st Source Corp.	2,897	91,487
Agricultural Bank of China, Ltd., H Shares	2,212,000	1,197,815
Akbank TAS	143,572	427,418
Alior Bank SA (I)	3,976	98,615
Alliance Financial Group BHD	87,140	107,075
Ameris Bancorp	5,287	133,180
AMMB Holdings BHD	164,300	281,869
Aozora Bank, Ltd.	169,000	649,884
Arrow Financial Corp.	1,637	42,988
Associated Banc-Corp.	39,040	740,589
Australia & New Zealand Banking Group, Ltd.	201,050	5,081,687
Banc of California, Inc.	6,439	83,514
Banca Monte dei Paschi di Siena SpA (I)(L)	50,359	102,520
Banco Bilbao Vizcaya Argentaria SA	536,804	5,312,793
Banco Bradesco SA	46,633	383,449
Banco Comercial Portugues SA (I)	3,788,446	353,552
Banco de Chile	2,181,062	251,073
Banco de Credito e Inversiones	2,779	128,579
Banco de Sabadell SA	371,724	940,727
Banco do Brasil SA	52,891	377,473
Banco Espirito Santo SA (I)	322,715	2,065

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banco Latinoamericano de
Comercio Exterior SA	4,943	$149,921
Banco Popolare SC (I)	51,166	865,177
Banco Popular Espanol SA	153,710	757,508
Banco Santander Brasil SA	26,026	129,546
Banco Santander Chile	5,722,269	308,305
Banco Santander SA	1,221,193	8,706,237
BancorpSouth, Inc.	38,171	923,356
Bangkok Bank PCL	18,000	97,195
Bangkok Bank PCL (Foreign Shares)	21,361	115,328
Bank Central Asia Tbk PT	858,930	916,678
Bank Danamon Indonesia Tbk PT	209,201	69,862
Bank Handlowy w Warszawie SA	2,998	87,131
Bank Hapoalim, Ltd.	120,475	631,338
Bank Leumi Le-Israel, Ltd. (I)	151,144	590,673
Bank Mandiri Persero Tbk PT	651,128	530,271
Bank Millennium SA (I)	30,662	58,428
Bank Negara Indonesia Persero Tbk PT	499,353	258,988
Bank of America Corp.	1,912,773	31,560,755
Bank of China, Ltd., H Shares	8,166,321	5,409,821
Bank of Communications Company, Ltd.,
H Shares	898,076	852,505
Bank of East Asia, Ltd.	137,093	617,791
Bank of Hawaii Corp. (L)	11,463	719,533
Bank of Ireland (I)	4,576,720	1,752,513
Bank of Kentucky Financial Corp.	1,536	75,740
Bank of Marin Bancorp	803	37,653
Bank of Montreal	74,549	4,550,510
Bank of Queensland, Ltd.	26,820	270,833
Bank of the Ozarks, Inc.	32,506	1,429,289
Bank of the Philippine Islands	66,840	146,757
Bank Pekao SA	10,488	524,510
Bank Rakyat Indonesia Persero Tbk PT	772,177	686,637
Bank Zachodni WBK SA (I)	2,857	259,472
Bankia SA (I)	392,533	507,033
Bankinter SA	56,745	417,507
Banner Corp.	3,596	161,892
Barclays Africa Group, Ltd.	28,802	416,855
Barclays PLC	1,402,262	5,806,801
BB&T Corp.	131,070	5,173,333
BBCN Bancorp, Inc.	13,077	188,309
BDO Unibank, Inc.	137,450	332,510
Bendigo and Adelaide Bank, Ltd.	32,892	308,072
Berkshire Hills Bancorp, Inc.	5,082	139,348
Blue Hills Bancorp, Inc. (I)	5,211	71,443
BNC Bancorp	3,995	74,147
BNP Paribas SA	119,028	7,169,453
BOC Hong Kong Holdings, Ltd.	429,500	1,762,900
Boston Private Financial Holdings, Inc.	13,343	167,321
Bridge Bancorp, Inc.	1,606	39,684
Bridge Capital Holdings (I)	1,994	55,573
Bryn Mawr Bank Corp.	3,072	88,719
BS Financial Group, Inc.	17,727	250,751
CaixaBank SA	197,108	944,097
Camden National Corp.	1,118	42,886
Canadian Imperial Bank of Commerce (L)	45,643	3,483,050
Capital Bank Financial Corp., Class A (I)	4,216	120,240
Cardinal Financial Corp.	5,814	120,001
Cathay General Bancorp	32,606	985,353
CenterState Banks, Inc.	4,629	57,353
Central Pacific Financial Corp.	2,926	68,527
Chang Hwa Commercial Bank	425,201	248,217
Chemical Financial Corp.	5,676	171,926
112

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
China CITIC Bank Corp., Ltd., H Shares (I)	841,200	$710,252
China Construction Bank Corp., H Shares	7,415,196	7,432,019
China Development Financial Holdings Corp.	1,189,000	474,739
China Everbright Bank Company, Ltd.	281,000	177,831
China Merchants Bank Company, Ltd.,
H Shares	472,355	1,430,415
China Minsheng Banking Corp., Ltd.,
H Shares	641,500	880,406
Chongqing Rural Commercial Bank, H Shares	257,000	208,243
CIMB Group Holdings BHD	427,800	661,050
Citigroup, Inc.	551,633	29,832,313
Citizens & Northern Corp.	1,863	36,124
City Holding Company	2,987	134,893
City National Corp.	12,628	1,164,049
CNB Financial Corp.	1,937	32,193
CoBiz Financial, Inc.	4,531	53,556
Columbia Banking System, Inc.	9,729	293,913
Comerica, Inc.	32,450	1,588,428
Commerce Bancshares, Inc.	21,774	971,338
Commerzbank AG (I)	118,907	1,586,407
Commonwealth Bank of Australia	118,231	7,661,240
Community Bank Systems, Inc.	6,979	246,428
Community Trust Bancorp, Inc.	3,145	103,062
ConnectOne Bancorp, Inc.	4,506	87,642
Corpbanca SA	11,487,553	142,118
Credicorp, Ltd.	5,800	818,612
Credit Agricole SA (L)	115,861	1,727,246
CTBC Financial Holding Company, Ltd.	1,187,193	899,986
CU Bancorp (I)	2,403	50,920
Cullen/Frost Bankers, Inc.	14,423	1,058,792
Customers Bancorp, Inc. (I)	4,456	111,846
CVB Financial Corp.	17,861	292,920
Danske Bank A/S	73,418	2,152,119
DBS Group Holdings, Ltd.	200,272	3,010,992
DGB Financial Group, Inc.	13,772	162,831
DNB ASA	108,880	1,908,207
E.Sun Financial Holding Company, Ltd.	551,194	374,533
Eagle Bancorp, Inc. (I)	4,897	194,852
East West Bancorp, Inc.	37,686	1,616,729
Enterprise Financial Services Corp.	2,905	61,354
Erste Group Bank AG (I)	32,014	928,863
Fidelity Southern Corp.	4,027	62,257
Fifth Third Bancorp	148,191	2,999,386
Financial Institutions, Inc.	3,664	84,528
First BanCorp (I)	17,502	107,112
First Bancorp North Carolina	2,568	40,497
First Busey Corp.	9,355	58,749
First Citizens BancShares, Inc., Class A	1,577	380,215
First Commonwealth Financial Corp.	15,828	144,035
First Community Bancshares, Inc.	3,577	59,736
First Connecticut Bancorp, Inc.	2,595	37,835
First Financial Bancorp	9,752	169,392
First Financial Bankshares, Inc. (L)	10,700	322,391
First Financial Corp.	1,547	52,691
First Financial Holding Company, Ltd.	641,582	394,350
First Horizon National Corp.	61,492	907,622
First Interstate BancSystem, Inc., Class A	3,554	96,811
First Merchants Corp.	4,653	108,368
First Midwest Bancorp, Inc.	12,636	224,415
First NBC Bank Holding Company (I)	2,677	90,991
First Niagara Financial Group, Inc.	92,922	827,935
FirstMerit Corp.	70,484	1,384,306
Flushing Financial Corp.	3,762	72,908

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
FNB Corp.	28,387	$382,941
Fukuoka Financial Group, Inc.	113,000	605,250
Fulton Financial Corp.	47,003	595,058
Getin Noble Bank SA (I)	90,137	38,056
Glacier Bancorp, Inc.	12,401	348,964
Great Southern Bancorp, Inc.	2,175	85,826
Great Western Bancorp, Inc.	3,057	70,861
Grupo Financiero Banorte SAB
de CV, Series O	171,600	968,272
Grupo Financiero Inbursa SAB
de CV, Series O	160,100	365,969
Grupo Financiero Santander Mexico SAB
de CV, Class B	125,700	237,214
Guaranty Bancorp	3,173	52,291
Hana Financial Group, Inc.	26,634	711,180
Hancock Holding Company	34,690	1,010,520
Hang Seng Bank, Ltd.	88,500	1,773,985
Hanmi Financial Corp.	5,677	125,604
HDFC Bank, Ltd., ADR	7,626	454,662
Heartland Financial USA, Inc.	2,853	97,230
Heritage Commerce Corp.	3,329	30,028
Heritage Financial Corp.	6,390	109,333
Heritage Oaks Bancorp	3,360	26,074
Hilltop Holdings, Inc. (I)	12,375	270,146
Hokuhoku Financial Group, Inc.	178,000	419,657
Home BancShares, Inc.	9,027	307,911
HomeTrust Bancshares, Inc. (I)	4,688	72,570
Hong Leong Bank BHD	51,300	190,909
Hong Leong Financial Group BHD	17,800	74,939
Horizon Bancorp	1,377	33,048
HSBC Holdings PLC	1,635,438	15,537,915
Hua Nan Financial Holdings Company, Ltd.	534,027	320,592
Hudson Valley Holding Corp.	2,859	73,877
Huntington Bancshares, Inc.	147,448	1,641,096
IBERIABANK Corp.	5,187	333,368
ICICI Bank, Ltd., ADR	35,550	375,408
Independent Bank Corp. (MA) (L)	4,273	192,755
Independent Bank Corp. (MI)	4,701	63,605
Independent Bank Group, Inc.	1,658	67,215
Industrial & Commercial Bank of China, Ltd.,
H Shares	7,586,270	6,569,356
Industrial Bank of Korea	24,971	326,673
ING Groep NV	755,911	12,481,273
International Bancshares Corp.	24,362	635,848
Intesa Sanpaolo RSP	131,664	420,263
Intesa Sanpaolo SpA	1,788,885	6,480,564
Investors Bancorp, Inc.	57,240	687,452
Irish Bank Resolution Corp., Ltd. (I)	29,183	0
JPMorgan Chase & Co.	677,910	44,592,920
Kasikornbank PCL	52,339	302,523
Kasikornbank PCL	78,020	451,154
KB Financial Group, Inc.	35,414	1,282,043
KBC Groep NV	29,442	1,973,315
KeyCorp	155,614	2,268,852
Komercni Banka AS	1,340	287,579
Krung Thai Bank PCL	246,000	132,360
Lakeland Bancorp, Inc.	4,847	55,401
Lakeland Financial Corp.	3,136	124,154
LegacyTexas Financial Group, Inc.	7,029	182,332
Lloyds Banking Group PLC	4,864,013	6,540,096
M&T Bank Corp.	24,168	2,921,428
Macatawa Bank Corp.	4,568	23,160
MainSource Financial Group, Inc.	2,593	51,912
113

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Malayan Banking BHD	401,033	$987,069
MB Financial, Inc.	11,027	355,290
mBank (I)	1,222	148,397
Mega Financial Holding Company, Ltd.	860,575	769,492
Mercantile Bank Corp.	2,149	43,001
Metro Bancorp, Inc.	1,867	48,281
Metropolitan Bank & Trust Company	28,600	57,363
MidWestOne Financial Group, Inc.	988	28,810
Mitsubishi UFJ Financial Group, Inc.	1,867,700	13,772,048
Mizrahi Tefahot Bank, Ltd.	15,725	178,886
Mizuho Financial Group, Inc.	3,395,500	7,475,484
National Australia Bank, Ltd.	186,384	4,873,533
National Bank Holdings Corp., Class A	6,537	124,987
National Bank of Canada	37,865	1,477,027
National Bankshares, Inc. (L)	1,178	32,772
National Penn Bancshares, Inc.	21,021	224,925
Natixis SA	105,033	786,900
NBT Bancorp, Inc.	5,477	134,844
Nedbank Group, Ltd.	17,156	340,548
NewBridge Bancorp	4,758	37,350
Nordea Bank AB	282,052	3,673,017
OFG Bancorp	7,371	96,855
Old National Bancorp (L)	19,848	270,131
OTP Bank PLC	15,447	312,422
Oversea-Chinese Banking Corp., Ltd.	345,564	2,611,452
Pacific Continental Corp.	5,337	68,687
Pacific Premier Bancorp, Inc. (I)	4,410	69,458
PacWest Bancorp	25,417	1,140,969
Park National Corp.	1,410	116,565
Park Sterling Corp.	6,245	41,467
Peapack Gladstone Financial Corp.	3,249	65,825
Penns Woods Bancorp, Inc.	732	31,044
People’s United Financial, Inc.	55,843	868,917
Peoples Bancorp, Inc.	3,593	82,962
Peoples Financial Services Corp. (L)	982	36,874
Pinnacle Financial Partners, Inc.	5,909	292,555
Powszechna Kasa Oszczednosci
Bank Polski SA (I)	73,193	638,315
Preferred Bank	2,606	71,873
PrivateBancorp, Inc.	11,705	446,312
Prosperity Bancshares, Inc.	27,128	1,453,247
Public Bank BHD	232,162	1,171,093
Raiffeisen Bank International AG (I)(L)	13,180	202,597
Regions Financial Corp.	244,261	2,464,593
Renasant Corp. (L)	5,449	160,419
Republic Bancorp, Inc., Class A	1,396	34,286
Resona Holdings, Inc.	323,500	1,844,712
RHB Capital BHD	43,216	90,747
Royal Bank of Canada	176,166	11,200,905
Royal Bank of Scotland Group PLC (I)	216,030	1,143,987
S&T Bancorp, Inc.	5,633	152,598
Sandy Spring Bancorp, Inc.	4,501	117,656
Seacoast Banking Corp. of Florida (I)	4,394	65,734
Seven Bank, Ltd.	87,100	410,705
Shinhan Financial Group Company, Ltd.	39,137	1,465,067
Shinsei Bank, Ltd.	242,000	488,399
Siam Commercial Bank PCL	11,200	52,678
Siam Commercial Bank PCL	99,609	469,323
Sierra Bancorp	1,767	29,792
Signature Bank (I)	13,209	1,844,637
Simmons First National Corp., Class A	3,793	163,251
SinoPac Financial Holdings Company, Ltd.	670,543	308,650
Skandinaviska Enskilda Banken AB, Series A	140,819	1,741,748

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Societe Generale SA (L)	81,418	$3,793,602
South State Corp.	4,070	292,348
Southside Bancshares, Inc.	4,457	119,670
Southwest Bancorp, Inc.	3,858	68,287
Standard Bank Group, Ltd.	103,213	1,343,527
Standard Chartered PLC	210,683	3,370,705
State Bank Financial Corp.	6,077	124,457
State Bank of India, GDR	10,258	453,286
Sterling Bancorp	15,106	204,082
Stock Yards Bancorp, Inc.	3,114	108,741
Stonegate Bank	2,772	83,271
Suffolk Bancorp	1,670	40,280
Sumitomo Mitsui Financial Group, Inc.	186,400	8,458,706
Sumitomo Mitsui Trust Holdings, Inc.	486,000	2,211,507
Sun Bancorp, Inc. (I)	2,079	40,145
SunTrust Banks, Inc.	95,404	4,071,843
Suruga Bank, Ltd.	26,500	560,998
Susquehanna Bancshares, Inc.	30,649	425,715
SVB Financial Group (I)	13,379	1,804,961
Svenska Handelsbanken AB, A Shares	138,537	2,088,992
Swedbank AB, A Shares	83,896	1,969,053
Synovus Financial Corp.	35,735	1,037,030
Taishin Financial Holdings Company, Ltd. (I)	700,422	303,003
Taiwan Business Bank (I)	336,876	110,150
Taiwan Cooperative Financial
Holding Company, Ltd.	584,652	310,977
Talmer Bancorp, Inc., Class A	3,297	52,389
TCF Financial Corp.	43,205	680,047
Texas Capital Bancshares, Inc. (I)	7,492	407,565
The Bancorp, Inc. (I)	6,651	64,315
The Bank of Kyoto, Ltd.	50,000	569,584
The Bank of Nova Scotia	148,565	7,812,923
The Bank of Yokohama, Ltd.	170,000	1,052,835
The Chiba Bank, Ltd.	109,000	856,145
The Chugoku Bank, Ltd.	23,800	365,177
The First of Long Island Corp.	1,694	42,757
The Gunma Bank, Ltd.	55,000	384,260
The Hachijuni Bank, Ltd.	60,000	453,579
The Hiroshima Bank, Ltd.	73,000	428,027
The Iyo Bank, Ltd.	35,600	433,845
The Joyo Bank, Ltd.	96,000	517,895
The PNC Financial Services Group, Inc.	94,673	9,059,259
The Shizuoka Bank, Ltd.	78,000	850,403
The Toronto-Dominion Bank	224,920	9,793,678
TMB Bank PCL	893,000	67,426
Tompkins Financial Corp.	1,705	86,955
Towne Bank (L)	7,670	120,879
TriCo Bancshares	4,058	95,708
TriState Capital Holdings, Inc. (I)	4,448	51,819
Trustmark Corp.	29,152	695,275
Turkiye Garanti Bankasi AS	148,302	469,156
Turkiye Halk Bankasi AS	37,107	185,994
Turkiye Is Bankasi, Class C	94,026	199,665
Turkiye Vakiflar Bankasi Tao, Class D	44,910	77,490
U.S. Bancorp	323,846	13,961,001
UMB Financial Corp.	6,270	324,723
Umpqua Holdings Corp.	85,148	1,497,753
UniCredit SpA (L)	633,010	4,441,206
Union Bankshares Corp.	7,732	167,089
Unione di Banche Italiane SCPA	120,952	990,032
United Bankshares, Inc.	11,282	427,137
United Community Banks, Inc.	8,464	162,086
United Overseas Bank, Ltd.	149,014	2,554,232
114

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Univest Corp. of Pennsylvania	4,461	$85,651
Valley National Bancorp	94,690	926,068
Washington Trust Bancorp, Inc.	2,852	107,178
Webster Financial Corp.	38,283	1,450,543
Wells Fargo & Company	852,489	47,705,284
WesBanco, Inc.	5,497	173,925
WestAmerica Bancorp. (L)	4,732	216,536
Western Alliance Bancorp (I)	12,311	385,950
Westpac Banking Corp.	226,761	5,809,614
Wilshire Bancorp, Inc.	12,320	136,013
Wintrust Financial Corp.	7,686	385,069
Woori Bank Company, Ltd.	27,058	255,542
Yadkin Financial Corp. (I)	3,926	77,539
Yamaguchi Financial Group, Inc.	31,000	392,860
Yapi ve Kredi Bankasi AS (L)	52,202	80,715
Zions Bancorporation	36,947	1,067,029
		529,973,584
Capital markets - 2.0%
3i Group PLC	83,328	718,195
Aberdeen Asset Management PLC	78,854	539,193
Affiliated Managers Group, Inc. (I)	9,929	2,220,720
Ameriprise Financial, Inc.	33,188	4,134,893
Arlington Asset Investment Corp., Class A	3,638	75,270
BGC Partners, Inc., Class A	28,485	269,183
BlackRock, Inc.	23,066	8,437,081
Brait SE (I)	29,437	257,628
Calamos Asset Management, Inc., Class A	4,026	49,319
CETIP SA - Mercados Organizados	13,036	136,116
China Cinda Asset Management
Company, Ltd., H Shares (I)	540,000	340,927
China Everbright, Ltd.	85,784	340,245
China Galaxy Securities Company, Ltd.,
H Shares (L)	342,000	577,526
CI Financial Corp. (L)	26,037	731,950
CITIC Securities Company, Ltd., H Shares	109,000	461,428
Cohen & Steers, Inc.	3,249	121,838
Coronation Fund Managers, Ltd.	18,451	134,469
Cowen Group, Inc., Class A (I)	19,012	112,171
Credit Suisse Group AG (I)	175,054	4,643,355
Daewoo Securities Company, Ltd.	15,862	203,209
Daiwa Securities Group, Inc.	243,000	1,916,174
Deutsche Bank AG	154,124	4,648,510
Diamond Hill Investment Group, Inc.	495	94,694
E*TRADE Financial Corp. (I)	52,470	1,545,766
Eaton Vance Corp.	31,091	1,262,295
Evercore Partners, Inc., Class A	5,404	275,442
FBR & Company (I)	1,600	33,872
Federated Investors, Inc., Class B	25,038	871,322
Financial Engines, Inc. (L)	8,445	362,291
Franklin Resources, Inc.	71,235	3,626,574
GAMCO Investors, Inc., Class A	786	54,226
Greenhill & Company, Inc.	4,698	182,940
Haitong Securities Company, Ltd., H Shares	138,000	435,963
Hargreaves Lansdown PLC	20,327	394,610
HFF, Inc., Class A	5,347	215,163
ICAP PLC	47,235	399,989
IGM Financial, Inc. (L)	11,649	394,357
INTL. FCStone, Inc. (I)	2,618	91,813
Invesco, Ltd.	78,059	3,109,090
Investec PLC	47,334	434,203
Investec, Ltd.	21,827	197,632
Investment Technology Group, Inc.	5,589	150,121
Janus Capital Group, Inc.	62,940	1,142,361

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Julius Baer Group, Ltd. (I)	25,666	$1,401,220
KCG Holdings, Inc., Class A (I)	7,359	99,273
Korea Investment Holdings Company, Ltd.	3,413	203,516
Ladenburg Thalmann
Financial Services, Inc. (I)	17,415	57,295
Legg Mason, Inc.	18,045	962,881
Macquarie Group, Ltd.	21,079	1,309,884
Manning & Napier, Inc.	2,681	29,652
Mediobanca SpA	85,053	876,867
Mirae Asset Securities Company, Ltd.	2,322	119,306
Moelis & Company, Class A	1,213	35,007
Morgan Stanley	280,354	10,709,523
Nomura Holdings, Inc.	532,000	3,513,933
Northern Trust Corp.	39,906	2,974,992
OM Asset Management PLC	4,022	78,308
Oppenheimer Holdings, Inc., Class A	2,156	55,927
Partners Group Holding AG	1,990	624,013
Piper Jaffray Companies (I)	2,716	128,793
Platinum Asset Management, Ltd.	17,028	101,918
Raymond James Financial, Inc.	33,361	1,938,941
RCS Capital Corp., Class A (L)	1,625	12,708
Safeguard Scientifics, Inc. (I)	2,684	48,097
Samsung Securities Company, Ltd.	5,516	289,114
SBI Holdings, Inc.	29,664	422,259
Schroders PLC	10,655	550,359
SEI Investments Company	34,163	1,634,358
State Street Corp.	74,972	5,842,568
Stifel Financial Corp. (I)	28,054	1,494,156
T. Rowe Price Group, Inc.	47,411	3,825,594
The Bank of New York Mellon Corp.	202,534	8,781,874
The Charles Schwab Corp.	209,784	6,639,664
The Goldman Sachs Group, Inc.	73,670	15,190,017
UBS AG (I)	340,833	7,307,481
UBS Group AG	31,388	675,526
Virtus Investment Partners, Inc.	1,183	147,177
Waddell & Reed Financial, Inc., Class A	21,938	1,048,198
Walter Investment Management Corp. (I)(L)	6,102	100,866
Westwood Holdings Group, Inc.	1,358	77,067
WisdomTree Investments, Inc.	17,547	374,804
Woori Investment & Securities Company, Ltd.	11,950	136,529
Yuanta Financial Holdings Company, Ltd.	751,100	439,241
		126,603,030
Consumer finance - 0.5%
Acom Company, Ltd. (I)	58,300	186,187
AEON Credit Service Company, Ltd.	16,700	403,365
American Express Company	159,373	12,705,216
Capital One Financial Corp.	100,301	8,381,152
Cash America International, Inc.	4,684	125,906
Compartamos SAB de CV	73,600	126,419
Consumer Portfolio Services, Inc. (I)	3,972	23,395
Credit Acceptance Corp. (I)	1,035	238,485
Credit Saison Company, Ltd.	21,700	425,329
Discover Financial Services	81,333	4,739,274
Encore Capital Group, Inc. (I)(L)	4,253	168,887
Enova International, Inc. (I)	4,318	84,201
Ezcorp, Inc., Class A (I)	8,364	66,410
First Cash Financial Services, Inc. (I)	4,801	223,679
Green Dot Corp., Class A (I)	5,207	76,283
Navient Corp.	73,071	1,408,078
Nelnet, Inc., Class A	3,422	140,678
PRA Group, Inc. (I)	8,158	463,048
Regional Management Corp. (I)	1,822	31,739
Samsung Card Company, Ltd.	3,335	125,574
115

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
SLM Corp. (I)	111,175	$1,140,656
Springleaf Holdings, Inc. (I)	3,965	188,417
World Acceptance Corp. (I)(L)	1,288	105,062
		31,577,440
Diversified financial services - 1.5%
African Bank Investments, Ltd. (I)	119,121	3,041
ASX, Ltd.	14,126	448,196
Ayala Corp.	18,510	327,668
Berkshire Hathaway, Inc., Class B (I)	331,591	47,417,513
BM&FBovespa SA	110,765	390,387
CBOE Holdings, Inc.	22,053	1,290,542
Chailease Holding Company, Ltd.	82,470	208,140
CME Group, Inc.	57,661	5,431,666
Corp. Financiera Colombiana SA	7,211	104,048
Deutsche Boerse AG	21,559	1,730,709
Eurazeo	4,484	300,163
Exor SpA	13,888	692,232
Far East Horizon, Ltd.	186,000	180,437
First Pacific Company, Ltd.	278,000	263,046
FirstRand, Ltd.	287,716	1,232,825
Fubon Financial Holding Company, Ltd.	569,736	1,168,385
Gain Capital Holdings, Inc.	3,843	35,740
Groupe Bruxelles Lambert SA	9,368	778,749
Grupo de Inversiones Suramericana SA	20,888	279,112
HACI Omer Sabanci Holding AS	55,312	207,646
Hong Kong Exchanges & Clearing, Ltd.	128,515	4,931,273
Industrivarden AB, C Shares	14,869	296,608
Intercontinental Exchange, Inc.	20,366	4,822,261
Investment AB Kinnevik, B Shares	21,918	732,573
Investor AB, B Shares	42,558	1,681,934
Japan Exchange Group, Inc.	38,200	1,154,202
Leucadia National Corp.	57,364	1,412,875
London Stock Exchange Group PLC	26,763	1,007,763
MarketAxess Holdings, Inc.	6,118	541,137
Marlin Business Services Corp.	1,591	28,431
McGraw-Hill Financial, Inc.	49,741	5,160,629
Metro Pacific Investments Corp.	1,000,600	100,895
Mitsubishi UFJ Lease &
Finance Company, Ltd.	72,100	377,577
Moody’s Corp.	32,340	3,495,954
MSCI, Inc.	29,502	1,830,599
NewStar Financial, Inc. (I)	3,391	35,843
On Deck Capital, Inc. (I)(L)	1,941	29,464
Onex Corp.	10,120	571,508
ORIX Corp.	193,900	3,057,261
Pargesa Holding SA	3,544	249,679
PHH Corp. (I)	8,352	230,432
PICO Holdings, Inc. (I)	4,016	63,493
Remgro, Ltd.	41,500	848,844
RMB Holdings, Ltd.	60,694	327,123
Singapore Exchange, Ltd.	92,500	578,149
The NASDAQ OMX Group, Inc.	21,283	1,101,395
Wendel SA	3,489	444,267
		97,602,414
Insurance - 3.5%
ACE, Ltd.	59,515	6,337,157
Admiral Group PLC	16,486	375,624
Aegon NV (L)	355,032	2,707,770
Aflac, Inc.	79,788	4,964,409
Ageas	25,814	966,126
AIA Group, Ltd.	1,396,709	9,168,743
Alleghany Corp. (I)	4,202	1,997,421

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Allianz SE	51,070	$8,029,029
Ambac Financial Group, Inc. (I)	7,488	175,069
American Equity Investment Life
Holding Company	12,300	312,543
American Financial Group, Inc.	19,243	1,221,931
American International Group, Inc.	249,540	14,625,539
AMERISAFE, Inc.	3,129	133,733
AMP, Ltd.	215,807	1,094,019
AmTrust Financial Services, Inc. (L)	4,827	290,489
Aon PLC	50,961	5,158,272
Argo Group International Holdings, Ltd.	4,682	246,507
Arthur J. Gallagher & Company	43,250	2,095,463
Aspen Insurance Holdings, Ltd.	16,340	757,522
Assicurazioni Generali SpA	164,717	3,190,233
Assurant, Inc.	12,657	833,463
Atlas Financial Holdings, Inc. (I)	2,292	43,113
Aviva PLC	340,785	2,733,431
AXA SA	204,172	5,130,086
Baldwin & Lyons, Inc., Class B	2,622	58,969
Baloise Holding AG	5,446	678,700
BB Seguridade Participacoes SA	43,008	450,151
Brown & Brown, Inc.	30,896	1,000,721
Cathay Financial Holdings Company, Ltd.	703,466	1,253,924
China Life Insurance Company, Ltd.	247,805	276,983
China Life Insurance Company, Ltd., H Shares	765,376	3,664,752
China Pacific Insurance Group Company, Ltd.,
H Shares	271,200	1,391,584
China Taiping Insurance
Holdings Company, Ltd. (I)	111,600	452,550
Cincinnati Financial Corp.	26,906	1,360,905
CNO Financial Group, Inc.	84,400	1,519,200
CNP Assurances	19,283	318,743
Crawford & Company, Class B	3,206	23,372
Delta Lloyd NV (L)	42,951	745,446
Direct Line Insurance Group PLC	127,191	655,773
Discovery, Ltd.	29,795	298,979
Donegal Group, Inc., Class A	1,401	20,735
Dongbu Insurance Company, Ltd.	3,970	183,536
eHealth, Inc. (I)	3,044	39,694
Employers Holdings, Inc.	5,234	118,393
Enstar Group, Ltd. (I)	1,334	202,261
Everest Re Group, Ltd.	11,732	2,129,475
Fairfax Financial Holdings, Ltd.	2,403	1,210,369
FBL Financial Group, Inc., Class A	1,661	95,408
Federated National Holding Company	2,251	57,806
Fidelity & Guaranty Life	2,092	45,940
First American Financial Corp.	45,473	1,623,841
Genworth Financial, Inc., Class A (I)	90,283	716,847
Gjensidige Forsikring ASA	22,024	339,694
Global Indemnity PLC (I)	1,129	31,002
Great-West Lifeco, Inc. (L)	34,500	999,546
Greenlight Capital Re, Ltd., Class A (I)	4,766	146,030
Hallmark Financial Services, Inc. (I)	3,399	37,729
Hannover Rueckversicherung AG	6,747	656,337
Hanwha Life Insurance Company, Ltd.	20,511	152,599
HCC Insurance Holdings, Inc.	25,340	1,448,941
HCI Group, Inc.	1,459	63,073
Horace Mann Educators Corp.	6,706	230,821
Hyundai Marine & Fire
Insurance Company, Ltd.	5,938	148,824
Industrial Alliance Insurance and
Financial Services, Inc.	11,531	397,781
Infinity Property & Casualty Corp.	1,900	137,465
116

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Insurance Australia Group, Ltd.	171,110	$738,290
Intact Financial Corp.	15,136	1,085,542
James River Group Holdings, Ltd.	2,098	49,324
Kemper Corp.	20,542	735,198
Legal & General Group PLC	505,346	2,056,956
Liberty Holdings, Ltd.	9,385	121,360
Lincoln National Corp.	46,623	2,657,977
Loews Corp.	54,362	2,181,003
Maiden Holdings, Ltd.	8,146	113,881
Mapfre SA	79,249	282,361
Marsh & McLennan Companies, Inc.	97,983	5,705,550
Meadowbrook Insurance Group, Inc.	8,320	70,886
Medibank Pvt., Ltd. (I)	200,500	327,481
Mercury General Corp.	9,552	531,855
MetLife, Inc.	203,171	10,617,716
MMI Holdings, Ltd.	91,529	230,828
Montpelier Re Holdings, Ltd.	5,593	212,926
MS&AD Insurance Group Holdings, Inc.	74,200	2,296,258
Muenchener Rueckversicherungs AG	19,326	3,571,142
National General Holdings Corp.	5,853	113,665
National Western Life Insurance
Company, Class A	516	126,410
New China Life Insurance Company, Ltd.,
H Shares	74,400	474,342
NN Group NV (I)(L)	30,873	862,787
Old Mutual PLC	417,320	1,412,884
Old Republic International Corp.	63,240	977,690
OneBeacon Insurance Group, Ltd., Class A	4,957	71,381
People’s Insurance Company Group of
China, Ltd., H Shares	673,000	476,263
PICC Property & Casualty Company, Ltd.,
H Shares	354,780	811,436
Ping An Insurance Group Company of
China, Ltd., H Shares	267,855	3,931,739
Porto Seguro SA	7,023	79,811
Power Corp. of Canada	42,760	1,106,822
Power Financial Corp. (L)	28,713	828,881
Powszechny Zaklad Ubezpieczen SA	4,561	545,700
Primerica, Inc.	22,224	982,968
Principal Financial Group, Inc.	49,754	2,571,784
Prudential Financial, Inc.	82,555	6,984,979
Prudential PLC	218,623	5,447,984
QBE Insurance Group, Ltd.	99,559	1,110,640
Rand Merchant Insurance Holdings, Ltd.	55,229	197,209
Reinsurance Group of America, Inc.	18,055	1,689,045
RenaissanceRe Holdings, Ltd.	12,014	1,226,750
RLI Corp.	7,041	342,685
RSA Insurance Group PLC	86,269	569,937
Safety Insurance Group, Inc.	2,228	124,322
Sampo OYJ, Class A	46,829	2,208,465
Samsung Fire & Marine
Insurance Company, Ltd.	3,050	836,539
Samsung Life Insurance Company, Ltd.	7,348	742,219
Sanlam, Ltd.	157,978	889,522
SCOR SE	17,244	590,336
Selective Insurance Group, Inc.	9,370	254,021
Shin Kong Financial Holding Company, Ltd.	673,024	218,301
Sompo Japan Nipponkoa Holdings, Inc.	48,700	1,763,047
Sony Financial Holdings, Inc.	25,500	444,306
StanCorp Financial Group, Inc.	11,064	821,170
Standard Life PLC	166,350	1,242,426
State Auto Financial Corp.	2,562	54,443
State National Companies, Inc.	5,079	54,345

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Stewart Information Services Corp.	3,578	$134,425
Sul America SA	10,579	43,594
Sun Life Financial, Inc.	70,633	2,254,849
Suncorp Group, Ltd.	93,834	967,633
Swiss Life Holding AG (I)	3,680	883,021
Swiss Re AG	40,400	3,630,131
Symetra Financial Corp.	12,635	309,052
T&D Holdings, Inc.	84,900	1,265,716
The Allstate Corp.	75,712	5,096,932
The Chubb Corp.	41,974	4,092,465
The Dai-ichi Life Insurance Company, Ltd.	157,900	2,758,674
The Hanover Insurance Group, Inc.	11,631	827,895
The Hartford Financial Services Group, Inc.	76,564	3,147,546
The Navigators Group, Inc. (I)	1,707	132,497
The Phoenix Companies, Inc. (I)	1,045	18,089
The Progressive Corp.	97,445	2,664,146
The Travelers Companies, Inc.	58,432	5,908,644
Third Point Reinsurance, Ltd. (I)	9,517	137,140
Tokio Marine Holdings, Inc.	101,400	4,177,259
Torchmark Corp.	23,107	1,318,716
Tryg A/S	24,450	488,800
UnipolSai SpA	128,801	350,562
United Fire Group, Inc.	2,501	76,306
United Insurance Holdings Corp.	2,725	39,295
Universal Insurance Holdings, Inc.	5,082	129,743
Unum Group	45,741	1,599,105
Vienna Insurance Group AG	4,285	162,819
W.R. Berkley Corp.	26,423	1,294,727
XL Group PLC	54,977	2,071,533
Zurich Insurance Group AG (I)	17,144	5,472,426
		226,200,119
Real estate investment trusts - 2.7%
Acadia Realty Trust	11,057	342,988
AG Mortgage Investment Trust, Inc.	4,811	90,639
Agree Realty Corp.	3,242	98,265
Alexander’s, Inc.	248	100,155
Alexandria Real Estate Equities, Inc.	18,911	1,753,617
Altisource Residential Corp., Class B	9,462	169,559
American Assets Trust, Inc.	5,914	232,716
American Campus Communities, Inc.	29,453	1,148,962
American Capital Mortgage Investment Corp.	8,418	147,062
American Residential Properties, Inc. (I)	5,614	104,140
American Tower Corp.	76,833	7,129,334
Anworth Mortgage Asset Corp.	18,219	94,739
Apartment Investment & Management
Company, Class A	28,194	1,069,398
Apollo Commercial Real Estate Finance, Inc.	9,028	155,011
Apollo Residential Mortgage, Inc.	5,291	84,233
Ares Commercial Real Estate Corp.	6,710	78,172
Armada Hoffler Properties, Inc.	5,982	63,349
ARMOUR Residential REIT, Inc.	58,935	176,216
Ascendas Real Estate Investment Trust	236,100	419,876
Ashford Hospitality Prime, Inc.	4,859	76,481
Ashford Hospitality Trust, Inc.	13,374	115,016
Associated Estates Realty Corp.	9,344	267,145
AvalonBay Communities, Inc.	24,015	3,998,498
BGP Holdings PLC (I)	181,302	8,363
BioMed Realty Trust, Inc.	52,857	1,077,754
Boston Properties, Inc.	27,862	3,622,896
Camden Property Trust	22,766	1,706,995
Campus Crest Communities, Inc.	10,330	58,468
CapitaCommercial Trust	238,000	284,774
CapitaMall Trust	278,900	448,078
117

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Capstead Mortgage Corp.	14,238	$168,436
CareTrust REIT, Inc.	5,380	70,155
CatchMark Timber Trust, Inc., Class A	4,191	49,873
Cedar Realty Trust, Inc.	15,201	102,607
Chambers Street Properties	38,597	294,109
Chatham Lodging Trust	6,294	175,854
Chesapeake Lodging Trust	9,746	302,808
Colony Financial, Inc.	17,141	439,838
Communications Sales & Leasing, Inc. (I)	29,878	778,322
CorEnergy Infrastructure Trust, Inc.	8,911	59,258
CoreSite Realty Corp.	3,394	160,197
Corporate Office Properties Trust	24,291	623,550
Corrections Corp. of America	30,661	1,078,041
Cousins Properties, Inc.	35,939	346,811
Crown Castle International Corp.	60,712	4,951,064
CubeSmart	25,982	618,112
CyrusOne, Inc.	7,279	234,893
CYS Investments, Inc.	25,161	225,191
DCT Industrial Trust, Inc.	13,033	426,309
Dexus Property Group	70,094	427,697
DiamondRock Hospitality Company	31,658	416,936
Douglas Emmett, Inc.	34,602	1,016,607
Duke Realty Corp.	90,507	1,770,317
DuPont Fabros Technology, Inc.	10,152	327,300
Dynex Capital, Inc.	11,289	87,716
Easterly Government Properties	2,881	44,742
EastGroup Properties, Inc.	5,089	283,101
Education Realty Trust, Inc.	7,528	247,972
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	111,782	125,488
Empire State Realty Trust, Inc., Class A	14,775	267,132
EPR Properties	9,028	520,645
Equity One, Inc.	30,818	763,670
Equity Residential	66,168	4,917,606
Essex Property Trust, Inc.	11,847	2,637,379
Excel Trust, Inc.	10,046	159,631
Extra Space Storage, Inc.	29,029	2,032,901
Federal Realty Investment Trust	18,026	2,423,956
Federation Centres	103,785	240,216
FelCor Lodging Trust, Inc.	23,267	249,888
Fibra Uno Administracion SA de CV	158,100	402,670
First Industrial Realty Trust, Inc.	17,968	350,556
First Potomac Realty Trust	10,782	108,898
Fonciere Des Regions	3,357	295,522
Franklin Street Properties Corp.	14,824	172,107
Gecina SA	3,172	416,680
General Growth Properties, Inc.	114,290	3,237,836
Getty Realty Corp.	5,172	87,045
Gladstone Commercial Corp.	4,474	77,534
Goodman Group	126,966	631,702
Government Properties Income Trust	11,149	217,628
Gramercy Property Trust, Inc.	9,249	246,116
Growthpoint Properties, Ltd.	194,166	412,469
H&R Real Estate Investment Trust	15,437	280,661
Hammerson PLC	67,221	687,025
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	4,332	88,719
Hatteras Financial Corp.	15,243	273,764
HCP, Inc.	83,830	3,245,898
Health Care REIT, Inc.	63,557	4,465,515
Healthcare Realty Trust, Inc.	15,508	369,401
Hersha Hospitality Trust	32,529	206,884
Highwoods Properties, Inc.	38,550	1,617,173

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Home Properties, Inc.	15,172	$1,127,583
Hospitality Properties Trust	39,364	1,188,399
Host Hotels & Resorts, Inc.	137,790	2,744,777
Hudson Pacific Properties, Inc.	11,715	357,190
ICADE	4,151	323,299
InfraREIT, Inc. (I)	3,726	112,898
Inland Real Estate Corp.	14,162	143,603
Intu Properties PLC	79,007	404,158
Invesco Mortgage Capital, Inc.	19,752	313,464
Investors Real Estate Trust	18,438	133,491
Iron Mountain, Inc.	33,701	1,229,075
iStar Financial, Inc. (I)	14,005	199,011
Japan Prime Realty Investment Corp.	115	377,309
Japan Real Estate Investment Corp.	183	839,830
Japan Retail Fund Investment Corp.	356	713,071
Kilroy Realty Corp.	22,677	1,566,300
Kimco Realty Corp.	75,097	1,799,324
Kite Realty Group Trust	5,365	145,123
Klepierre	19,401	860,771
Lamar Advertising Company, Class A	21,070	1,277,263
Land Securities Group PLC	67,754	1,361,728
LaSalle Hotel Properties	47,534	1,733,090
Lexington Realty Trust	33,497	307,502
Liberty Property Trust	39,089	1,365,770
LTC Properties, Inc.	5,703	240,039
Mack-Cali Realty Corp.	36,464	616,242
Medical Properties Trust, Inc.	33,301	451,562
Mid-America Apartment Communities, Inc.	19,768	1,510,078
Mirvac Group	269,462	412,634
Monmouth Real Estate
Investment Corp., Class A	10,249	98,800
National Health Investors, Inc.	6,058	400,676
National Retail Properties, Inc.	34,710	1,301,972
New Residential Investment Corp.	32,044	546,671
New York Mortgage Trust, Inc.	17,167	135,963
New York REIT, Inc.	27,153	251,708
Nippon Building Fund, Inc.	207	965,928
Nippon Prologis REIT, Inc. (I)	215	413,496
Novion Property Group	155,902	289,455
Omega Healthcare Investors, Inc.	36,391	1,311,168
Parkway Properties, Inc.	13,052	224,364
Pebblebrook Hotel Trust	11,595	497,194
Pennsylvania Real Estate Investment Trust	11,098	247,707
PennyMac Mortgage Investment Trust	11,844	217,574
Physicians Realty Trust	11,465	184,128
Plum Creek Timber Company, Inc.	31,825	1,313,100
Potlatch Corp.	17,393	631,018
Prologis, Inc.	93,156	3,688,046
PS Business Parks, Inc.	3,208	234,505
Public Storage	26,393	5,108,101
QTS Realty Trust, Inc., Class A	2,281	84,922
RAIT Financial Trust	13,275	84,429
Ramco-Gershenson Properties Trust	12,865	221,535
Rayonier, Inc.	33,233	858,076
Realty Income Corp.	41,174	1,876,299
Redefine Properties Ltd.	304,000	267,845
Redwood Trust, Inc.	13,622	219,450
Regency Centers Corp.	24,711	1,560,253
Resilient Property Income Fund, Ltd.	23,345	177,758
Resource Capital Corp.	22,811	95,350
Retail Opportunity Investments Corp.	14,638	239,039
Rexford Industrial Realty, Inc.	9,801	142,997
RioCan Real Estate Investment Trust	17,640	392,914
118

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
RLJ Lodging Trust	20,932	$632,774
Rouse Properties, Inc.	6,067	104,777
Ryman Hospitality Properties	6,922	381,471
Sabra Health Care REIT, Inc.	9,763	258,720
Saul Centers, Inc.	1,656	83,413
Scentre Group	388,112	1,166,905
Segro PLC	63,628	414,449
Select Income REIT	5,907	138,460
Senior Housing Properties Trust	61,690	1,234,417
Silver Bay Realty Trust Corp.	6,673	103,031
Simon Property Group, Inc.	56,522	10,253,091
SL Green Realty Corp.	17,949	2,129,828
Sovran Self Storage, Inc.	5,619	512,509
STAG Industrial, Inc.	9,457	201,434
Starwood Waypoint Residential Trust	6,467	163,098
Stockland	171,460	566,283
Store Capital Corp.	5,142	107,262
Strategic Hotels & Resorts, Inc. (I)	43,469	525,106
Summit Hotel Properties, Inc.	13,985	186,840
Sun Communities, Inc.	7,632	481,656
Sunstone Hotel Investors, Inc.	33,317	508,417
Suntec Real Estate Investment Trust	273,900	365,379
Tanger Factory Outlet Centers	24,785	833,520
Taubman Centers, Inc.	16,622	1,230,527
Terreno Realty Corp.	6,983	142,104
The British Land Company PLC	82,957	1,093,736
The GEO Group, Inc.	11,565	438,660
The GPT Group	123,047	432,901
The Link REIT	266,425	1,544,357
The Macerich Company	25,611	2,102,919
Trade Street Residential, Inc.	2,931	21,338
UDR, Inc.	67,933	2,211,898
UMH Properties, Inc.	5,468	53,969
Unibail-Rodamco SE	724	185,860
Unibail-Rodamco SE	10,288	2,641,060
United Urban Investment Corp.	368	548,846
Universal Health Realty Income Trust	2,102	100,686
Urban Edge Properties	22,945	495,612
Urstadt Biddle Properties, Inc., Class A	4,807	96,717
Ventas, Inc.	60,167	4,002,309
Vornado Realty Trust	31,783	3,174,804
Washington Real Estate Investment Trust	10,961	274,573
Weingarten Realty Investors	29,588	998,003
Western Asset Mortgage Capital Corp.	6,721	102,159
Westfield Corp. (I)	143,959	1,059,821
Weyerhaeuser Company	95,508	3,109,740
Whitestone REIT	5,187	72,774
WP Glimcher, Inc.	48,595	683,732
		169,390,000
Real estate management and development - 0.8%
Aeon Mall Company, Ltd.	16,700	305,848
Alexander & Baldwin, Inc.	19,925	818,320
Altisource Asset Management Corp. (I)(L)	233	39,701
Altisource Portfolio Solutions SA (I)(L)	2,167	59,636
AV Homes, Inc. (I)	2,491	38,162
Ayala Land, Inc.	604,900	542,496
BR Malls Participacoes SA	27,051	129,045
Brookfield Asset Management, Inc. (L)	97,875	3,461,356
Bumi Serpong Damai Tbk PT	458,300	65,838
CapitaLand, Ltd.	295,300	763,414
CBRE Group, Inc., Class A (I)	50,875	1,945,460
Central Pattana PCL	87,300	112,239
Central Pattana PCL	3,800	4,872

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Cheung Kong Property Holdings, Ltd. (I)	161,000	$978,004
China Overseas Land & Investment, Ltd.	420,397	1,516,679
China Resources Land, Ltd.	235,211	758,172
China South City Holdings, Ltd. (L)	258,000	97,526
China Vanke Company, Ltd. (I)	135,200	355,135
City Developments, Ltd.	47,200	368,006
CK Hutchison Holdings, Ltd.	161,000	2,510,326
Consolidated-Tomoka Land Company	865	48,085
Country Garden Holdings Company, Ltd.	579,467	265,888
Daito Trust Construction Company, Ltd.	10,600	1,176,287
Daiwa House Industry Company, Ltd.	87,000	2,083,606
Deutsche Annington Immobilien SE	38,517	1,219,122
Deutsche Wohnen AG	32,395	789,880
Evergrande Real Estate Group, Ltd. (L)	599,000	389,345
Farglory Land Development Company, Ltd.	34,000	38,494
First Capital Realty, Inc.	11,165	168,786
Forestar Group, Inc. (I)	5,728	76,469
Franshion Properties China, Ltd.	378,000	147,019
FRP Holdings, Inc. (I)	875	26,609
Global Logistic Properties, Ltd.	363,100	743,014
Guangzhou R&F Properties Company, Ltd.,
H Shares	104,400	122,011
Hang Lung Properties, Ltd.	263,000	830,125
Henderson Land Development Company, Ltd.	123,158	992,076
Highwealth Construction Corp.	55,000	137,447
Hulic Company, Ltd.	43,300	445,063
Hysan Development Company, Ltd.	73,557	335,296
Immoeast AG (I)	14,582	0
IMMOFINANZ AG (I)	111,391	296,859
IOI Properties Group BHD	147,433	78,723
Jones Lang LaSalle, Inc.	11,770	2,038,917
Kennedy-Wilson Holdings, Inc.	12,838	328,268
Kerry Properties, Ltd.	75,268	313,882
Lend Lease Corp.	40,100	507,808
Lippo Karawaci Tbk PT	1,447,200	142,110
Longfor Properties Company, Ltd.	149,000	245,100
Marcus & Millichap, Inc. (I)	1,339	62,812
Megaworld Corp.	957,300	101,698
Mitsubishi Estate Company, Ltd.	183,000	4,082,957
Mitsui Fudosan Company, Ltd.	138,000	4,010,720
Multiplan Empreendimentos Imobiliarios SA	4,967	77,678
New World China Land, Ltd.	266,000	175,612
New World Development Company, Ltd.	597,257	795,411
Nomura Real Estate Holdings, Inc.	18,200	372,684
NTT Urban Development Corp.	16,800	173,581
RE/MAX Holdings, Inc., Class A	1,802	60,277
Ruentex Development Company, Ltd.	58,000	92,953
Shimao Property Holdings, Ltd.	143,000	305,242
Shui On Land, Ltd.	366,459	115,603
Sino Land Company, Ltd.	345,075	588,635
Sino-Ocean Land Holdings, Ltd.	344,858	245,284
SM Prime Holdings, Inc.	706,100	304,551
SOHO China, Ltd.	187,000	127,328
Sumitomo Realty &
Development Company, Ltd.	52,000	1,994,833
Sun Hung Kai Properties, Ltd.	195,500	3,306,146
Swire Pacific, Ltd., Class A	74,000	993,121
Swire Properties, Ltd.	134,000	454,754
Swiss Prime Site AG (I)	7,193	575,636
Tejon Ranch Company (I)	2,294	57,304
The St. Joe Company (I)	10,377	165,306
The Wharf Holdings, Ltd.	174,625	1,201,414
Tokyo Tatemono Company, Ltd.	60,000	463,270
119

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Tokyu Fudosan Holdings Corp.	70,400	$527,540
UEM Sunrise BHD	148,755	41,718
UOL Group, Ltd.	54,500	296,732
Wheelock and Company, Ltd.	105,000	564,757
Yuexiu Property Company, Ltd.	730,000	169,153
		51,361,234
Thrifts and mortgage finance - 0.1%
Anchor Bancorp Wisconsin, Inc. (I)	1,470	54,405
Astoria Financial Corp.	14,323	187,775
Bank Mutual Corp.	6,645	47,180
BankFinancial Corp.	2,594	30,713
Beneficial Bancorp, Inc. (I)	5,398	66,126
BofI Holding, Inc. (I)	2,456	231,257
Brookline Bancorp, Inc.	12,733	139,299
Capitol Federal Financial, Inc.	23,366	282,729
Clifton Bancorp, Inc.	5,467	76,046
Dime Community Bancshares, Inc.	6,889	112,911
Essent Group, Ltd. (I)	7,219	184,157
EverBank Financial Corp.	14,646	270,072
Federal Agricultural Mortgage Corp., Class C	1,939	61,214
First Defiance Financial Corp.	2,046	72,224
Flagstar Bancorp, Inc. (I)	3,692	69,188
Fox Chase Bancorp, Inc.	1,958	31,818
HomeStreet, Inc.	3,868	89,119
Hudson City Bancorp, Inc.	87,356	831,192
Ladder Capital Corp., Class A	2,534	45,029
Lendingtree, Inc. (I)	1,068	63,290
Meta Financial Group, Inc.	1,316	52,811
MGIC Investment Corp. (I)	55,080	597,618
New York Community Bancorp, Inc.	116,193	2,061,264
NMI Holdings, Inc., Class A (I)	9,697	76,897
Northfield Bancorp, Inc.	9,292	136,035
Northwest Bancshares, Inc.	15,969	193,225
OceanFirst Financial Corp.	1,906	32,974
Oritani Financial Corp.	8,535	125,635
PennyMac Financial Services, Inc. (I)	2,599	48,731
Provident Financial Services, Inc.	10,144	184,418
Radian Group, Inc. (L)	30,946	554,552
Stonegate Mortgage Corp. (I)	2,708	26,484
TrustCo Bank Corp.	16,827	113,751
United Community Financial Corp.	9,507	51,813
United Financial Bancorp, Inc.	9,322	117,457
Walker & Dunlop, Inc. (I)	3,073	75,657
Washington Federal, Inc.	41,145	909,305
Waterstone Financial, Inc.	6,395	83,775
WSFS Financial Corp.	4,872	120,192
		8,508,338
		1,241,216,159
Health care - 12.2%
Biotechnology - 2.1%
ACADIA Pharmaceuticals, Inc. (I)(L)	12,832	528,678
Acceleron Pharma, Inc. (I)	2,786	93,972
Achillion Pharmaceuticals, Inc. (I)	18,622	184,172
Acorda Therapeutics, Inc. (I)	6,857	209,001
Actelion, Ltd. (I)	11,770	1,646,462
Aegerion Pharmaceuticals, Inc. (I)(L)	4,977	96,952
Agenus, Inc. (I)	10,106	82,667
Agios Pharmaceuticals, Inc. (I)(L)	2,376	289,920
Akebia Therapeutics, Inc. (I)(L)	2,405	18,903
Alder Biopharmaceuticals, Inc. (I)	1,610	68,457
Alexion Pharmaceuticals, Inc. (I)	36,756	6,022,103

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
AMAG Pharmaceuticals, Inc. (I)	4,252	$295,854
Amgen, Inc.	137,983	21,561,224
Anacor Pharmaceuticals, Inc. (I)	5,360	381,739
Applied Genetic Technologies Corp. (I)	1,001	20,070
Arena Pharmaceuticals, Inc. (I)(L)	39,583	155,363
ARIAD Pharmaceuticals, Inc. (I)(L)	26,959	247,484
Array BioPharma, Inc. (I)(L)	22,957	175,621
Arrowhead Research Corp. (I)(L)	8,741	55,068
Atara Biotherapeutics, Inc. (I)	1,134	48,036
Avalanche Biotechnologies, Inc. (I)	1,226	45,705
Bellicum Pharmaceuticals, Inc. (I)	1,479	36,590
BioCryst Pharmaceuticals, Inc. (I)	11,632	130,395
Biogen, Inc. (I)	42,660	16,935,593
BioSpecifics Technologies Corp. (I)	690	32,872
BioTime, Inc. (I)(L)	8,999	42,115
Bluebird Bio, Inc. (I)	4,014	779,720
Calithera Biosciences, Inc. (I)	1,381	14,459
Celgene Corp. (I)	145,571	16,659,145
Celldex Therapeutics, Inc. (I)	15,963	460,852
Cepheid, Inc. (I)	11,360	626,731
ChemoCentryx, Inc. (I)(L)	4,556	39,501
Chimerix, Inc. (I)	4,968	207,911
Clovis Oncology, Inc. (I)(L)	4,025	372,071
Coherus Biosciences, Inc. (I)	1,308	32,138
CSL, Ltd.	34,599	2,465,204
CTI BioPharma Corp. (I)(L)	24,666	47,852
Cytokinetics, Inc. (I)	5,658	36,041
Cytori Therapeutics, Inc. (I)	14,005	9,259
CytRx Corp. (I)(L)	9,492	39,012
Durata Therapeutics, Inc. (I)	2,145	1,780
Dyax Corp. (I)	23,613	621,966
Dynavax Technologies Corp. (I)(L)	4,847	110,366
Emergent Biosolutions, Inc. (I)	4,780	152,291
Enanta Pharmaceuticals, Inc. (I)(L)	1,655	67,656
Epizyme, Inc. (I)(L)	2,680	50,840
Esperion Therapeutics, Inc. (I)(L)	1,086	116,756
Exact Sciences Corp. (I)(L)	14,462	390,619
Exelixis, Inc. (I)(L)	32,537	102,492
FibroGen, Inc. (I)	1,497	27,260
Five Prime Therapeutics, Inc. (I)	3,424	87,791
Flexion Therapeutics, Inc. (I)	1,046	20,826
Foundation Medicine, Inc. (I)(L)	2,265	81,019
Galena Biopharma, Inc. (I)(L)	27,054	42,475
Genomic Health, Inc. (I)	2,826	76,556
Geron Corp. (I)(L)	25,934	100,105
Gilead Sciences, Inc. (I)	270,818	30,404,737
Grifols SA	12,729	507,794
Halozyme Therapeutics, Inc. (I)(L)	16,901	293,232
Heron Therapeutics, Inc. (I)	3,806	75,207
Idera Pharmaceuticals, Inc. (I)(L)	13,714	52,662
Immune Design Corp. (I)	1,310	28,597
ImmunoGen, Inc. (I)(L)	14,261	128,064
Immunomedics, Inc. (I)(L)	13,474	52,010
Infinity Pharmaceuticals, Inc. (I)	8,106	105,054
Inovio Pharmaceuticals, Inc. (I)(L)	9,703	81,602
Insmed, Inc. (I)	10,037	220,212
Insys Therapeutics, Inc. (I)(L)	1,642	97,863
Intrexon Corp. (I)(L)	6,118	257,690
Invitae Corp. (I)	1,372	17,081
Ironwood Pharmaceuticals, Inc. (I)	19,630	276,979
Isis Pharmaceuticals, Inc. (I)(L)	19,097	1,285,610
Karyopharm Therapeutics, Inc. (I)(L)	2,372	63,854
Keryx Biopharmaceuticals, Inc. (I)(L)	16,677	173,441
120

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kite Pharma, Inc. (I)(L)	1,538	$84,821
KYTHERA Biopharmaceuticals, Inc. (I)	3,232	162,796
Lexicon Pharmaceuticals, Inc. (I)(L)	5,947	41,809
Ligand Pharmaceuticals, Inc. (I)(L)	3,199	281,864
MacroGenics, Inc. (I)	3,295	106,593
MannKind Corp. (I)(L)	37,569	194,607
Merrimack Pharmaceuticals, Inc. (I)(L)	16,035	189,213
MiMedx Group, Inc. (I)(L)	15,310	158,459
Mirati Therapeutics, Inc. (I)	1,451	53,194
Momenta Pharmaceuticals, Inc. (I)	8,348	165,708
NanoViricides, Inc. (I)	7,898	12,242
Navidea Biopharmaceuticals, Inc. (I)(L)	25,900	32,375
Neuralstem, Inc. (I)(L)	11,621	17,896
Neurocrine Biosciences, Inc. (I)	13,724	601,935
NewLink Genetics Corp. (I)	3,224	139,116
Northwest Biotherapeutics, Inc. (I)(L)	7,560	63,504
Novavax, Inc. (I)	43,716	393,444
Ohr Pharmaceutical, Inc. (I)	3,634	9,848
OncoMed Pharmaceuticals, Inc. (I)	2,045	50,961
Oncothyreon, Inc. (I)	18,776	64,214
Ophthotech Corp. (I)	2,317	115,896
OPKO Health, Inc. (I)(L)	32,038	566,432
Orexigen Therapeutics, Inc. (I)(L)	20,131	98,642
Organovo Holdings, Inc. (I)(L)	10,253	51,368
Osiris Therapeutics, Inc. (I)(L)	3,122	58,069
Otonomy, Inc. (I)	1,280	31,386
OvaScience, Inc. (I)(L)	2,827	95,920
PDL BioPharma, Inc. (L)	26,270	175,484
Peregrine Pharmaceuticals, Inc. (I)	34,351	48,435
Portola Pharmaceuticals, Inc. (I)	7,535	315,114
Progenics Pharmaceuticals, Inc. (I)	11,123	62,622
Prothena Corp. PLC (I)(L)	5,029	198,344
PTC Therapeutics, Inc. (I)	3,980	231,198
Puma Biotechnology, Inc. (I)	3,996	781,018
Radius Health, Inc. (I)	1,397	67,363
Raptor Pharmaceutical Corp. (I)	13,177	162,209
Receptos, Inc. (I)	3,568	588,328
Regeneron Pharmaceuticals, Inc. (I)	13,414	6,875,480
Regulus Therapeutics, Inc. (I)	2,433	34,354
Repligen Corp. (I)	5,225	212,971
Retrophin, Inc. (I)	4,532	143,392
Rigel Pharmaceuticals, Inc. (I)	14,327	50,001
Sage Therapeutics, Inc. (I)(L)	1,051	78,688
Sangamo BioSciences, Inc. (I)	11,195	137,139
Sarepta Therapeutics, Inc. (I)(L)	6,856	175,651
Spark Therapeutics, Inc. (I)	1,327	97,720
Spectrum Pharmaceuticals, Inc. (I)(L)	10,633	66,669
Stemline Therapeutics, Inc. (I)	2,503	34,466
Sunesis Pharmaceuticals, Inc. (I)	8,743	20,721
Synageva BioPharma Corp. (I)	3,783	807,330
Synergy Pharmaceuticals, Inc. (I)(L)	17,174	73,848
Synta Pharmaceuticals Corp. (I)	14,626	31,300
TESARO, Inc. (I)	3,491	205,131
TG Therapeutics, Inc. (I)	4,885	76,890
Threshold Pharmaceuticals, Inc. (I)(L)	9,711	37,776
Ultragenyx Pharmaceutical, Inc. (I)	1,273	110,751
United Therapeutics Corp. (I)	12,251	2,250,754
Vanda Pharmaceuticals, Inc. (I)(L)	5,835	58,875
Verastem, Inc. (I)	4,762	41,191
Versartis, Inc. (I)	1,404	21,818
Vertex Pharmaceuticals, Inc. (I)	44,020	5,647,326
Vitae Pharmaceuticals, Inc. (I)	1,285	15,754
Vital Therapies, Inc. (I)(L)	945	20,507

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Xencor, Inc. (I)	3,239	$58,755
XOMA Corp. (I)(L)	14,657	51,593
Zafgen, Inc. (I)	1,270	41,351
ZIOPHARM Oncology, Inc. (I)(L)	14,820	140,494
		131,458,522
Health care equipment and supplies - 1.7%
Abaxis, Inc.	3,642	193,427
Abbott Laboratories	274,380	13,334,868
ABIOMED, Inc. (I)	6,499	388,120
Accuray, Inc. (I)(L)	13,053	80,211
Align Technology, Inc. (I)	19,072	1,157,098
Analogic Corp.	2,041	172,689
AngioDynamics, Inc. (I)	4,102	65,837
Anika Therapeutics, Inc. (I)	2,453	82,740
Antares Pharma, Inc. (I)	19,626	41,607
AtriCure, Inc. (I)	4,521	103,712
Atrion Corp.	265	99,343
Baxter International, Inc.	98,663	6,571,942
Becton, Dickinson and Company	37,967	5,334,743
Boston Scientific Corp. (I)	241,939	4,420,226
C.R. Bard, Inc.	13,506	2,300,342
Cantel Medical Corp.	5,550	258,408
Cardiovascular Systems, Inc. (I)	4,578	128,092
Cerus Corp. (I)(L)	16,349	81,418
Cochlear, Ltd.	4,158	280,584
Coloplast A/S	12,555	946,937
CONMED Corp.	4,450	247,153
CryoLife, Inc.	5,613	60,115
Cyberonics, Inc. (I)(L)	4,388	280,876
Cynosure, Inc., Class A (I)	3,729	133,125
DENTSPLY International, Inc.	25,536	1,328,766
Derma Sciences, Inc. (I)	4,630	30,373
DexCom, Inc. (I)	12,173	873,048
Edwards Lifesciences Corp. (I)	19,611	2,563,550
Elekta AB, B Shares (L)	35,094	246,906
Endologix, Inc. (I)	11,112	185,459
Essilor International SA	22,956	2,800,455
Exactech, Inc. (I)	2,041	43,637
GenMark Diagnostics, Inc. (I)	6,777	62,145
Getinge AB, B Shares	18,827	455,674
Globus Medical, Inc., Class A (I)	10,786	279,789
Greatbatch, Inc. (I)	4,038	209,895
Haemonetics Corp. (I)	8,482	350,476
Halyard Health, Inc. (I)	12,217	506,028
HeartWare International, Inc. (I)	2,814	207,589
Hill-Rom Holdings, Inc.	14,835	764,893
Hologic, Inc. (I)	63,941	2,287,170
Hoya Corp.	62,400	2,294,256
ICU Medical, Inc. (I)	2,179	211,363
IDEXX Laboratories, Inc. (I)	12,372	1,677,643
Inogen, Inc. (I)	877	32,782
Insulet Corp. (I)	9,125	257,964
Integra LifeSciences Holdings Corp. (I)	4,117	276,539
Intuitive Surgical, Inc. (I)	6,655	3,245,976
Invacare Corp.	5,403	117,407
K2M Group Holdings, Inc. (I)	1,588	41,510
LDR Holding Corp. (I)	2,773	112,362
Masimo Corp. (I)	7,337	257,529
Medtronic PLC	259,115	19,775,657
Meridian Bioscience, Inc.	6,991	127,236
Merit Medical Systems, Inc. (I)	7,124	146,469
Natus Medical, Inc. (I)	5,252	205,143
Neogen Corp. (I)	6,017	281,235
121

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Nevro Corp. (I)	1,281	$65,113
NuVasive, Inc. (I)	7,605	384,433
NxStage Medical, Inc. (I)	10,102	163,753
Ocular Therapeutix, Inc. (I)	947	22,889
Olympus Corp.	35,100	1,192,695
OraSure Technologies, Inc. (I)	9,040	55,958
Orthofix International NV (I)	3,007	98,539
Oxford Immunotec Global PLC (I)(L)	3,354	45,950
Quidel Corp. (I)	4,764	103,236
ResMed, Inc. (L)	36,900	2,170,458
Rockwell Medical Technologies, Inc. (I)(L)	7,554	83,623
RTI Surgical, Inc. (I)	9,936	64,286
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	196,000	172,232
Sirona Dental Systems, Inc. (I)	14,585	1,439,831
Smith & Nephew PLC	75,955	1,347,892
Sonova Holding AG	6,146	927,018
Spectranetics Corp. (I)	6,852	170,135
St. Jude Medical, Inc.	51,151	3,772,386
STAAR Surgical Company (I)(L)	6,511	60,813
STERIS Corp.	25,159	1,681,376
Stryker Corp.	54,408	5,230,241
SurModics, Inc. (I)	2,479	61,182
Sysmex Corp.	21,300	1,228,762
Tandem Diabetes Care, Inc. (I)	2,270	27,399
Teleflex, Inc.	10,880	1,400,691
Terumo Corp.	44,500	1,009,232
The Cooper Companies, Inc.	12,677	2,304,298
Thoratec Corp. (I)	22,956	1,041,973
Tornier NV (I)	5,875	156,158
Transenterix, Inc. (I)(L)	5,450	24,580
Unilife Corp. (I)(L)	20,136	49,434
Varian Medical Systems, Inc. (I)	18,202	1,576,293
Vascular Solutions, Inc. (I)	2,860	93,322
West Pharmaceutical Services, Inc.	11,454	620,120
William Demant Holdings A/S (I)	2,579	212,274
Wright Medical Group, Inc. (I)	8,256	226,214
Zeltiq Aesthetics, Inc. (I)	4,751	130,462
Zimmer Holdings, Inc.	30,898	3,525,153
		111,960,941
Health care providers and services - 2.0%
AAC Holdings, Inc. (I)	943	36,645
Acadia Healthcare Company, Inc. (I)	6,964	516,311
Aceto Corp.	4,920	115,964
Addus HomeCare Corp. (I)	1,213	33,976
Adeptus Health, Inc., Class A (I)	915	64,096
Aetna, Inc.	63,938	7,542,766
Air Methods Corp. (I)	6,428	271,004
Alfresa Holdings Corp.	25,700	392,530
Almost Family, Inc. (I)	1,462	56,141
Amedisys, Inc. (I)	4,520	140,210
AmerisourceBergen Corp.	37,936	4,270,076
AMN Healthcare Services, Inc. (I)	7,633	202,961
Amsurg Corp. (I)	6,905	464,983
Anthem, Inc.	48,501	8,140,893
Bangkok Dusit Medical Services PCL	216,100	123,776
Bangkok Dusit Medical Services PCL	29,212	16,760
Bio-Reference Labs, Inc. (I)	4,087	135,770
BioScrip, Inc. (I)(L)	11,480	40,754
BioTelemetry, Inc. (I)	4,532	43,734
Bumrungrad Hospital PCL	27,300	141,207
Capital Senior Living Corp. (I)	4,908	126,430
Cardinal Health, Inc.	60,031	5,292,933

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Catamaran Corp. (I)	23,984	$1,435,839
Celesio AG	5,661	164,877
Centene Corp. (I)	31,194	2,350,156
Chemed Corp.	2,838	352,451
Cigna Corp.	46,982	6,616,475
Civitas Solutions, Inc. (I)	1,968	43,650
Community Health Systems, Inc. (I)	30,644	1,694,920
CorVel Corp. (I)	1,827	65,589
Cross Country Healthcare, Inc. (I)	5,073	53,875
DaVita HealthCare Partners, Inc. (I)	31,380	2,629,016
ExamWorks Group, Inc. (I)	6,067	248,019
Express Scripts Holding Company (I)	132,155	11,515,987
Five Star Quality Care, Inc. (I)	7,842	36,308
Fresenius Medical Care AG &
Company KGaA	24,293	2,080,708
Fresenius SE & Company KGaA	42,329	2,700,205
Genesis Healthcare, Inc. (I)	3,886	24,793
Hanger, Inc. (I)	5,875	135,066
HCA Holdings, Inc. (I)	53,525	4,379,951
Health Net, Inc. (I)	20,189	1,256,563
HealthEquity, Inc. (I)	1,672	44,325
Healthscope, Ltd.	81,988	174,247
HealthSouth Corp.	14,239	614,555
Healthways, Inc. (I)	5,318	80,621
Henry Schein, Inc. (I)	15,241	2,159,192
Humana, Inc.	27,198	5,838,051
IHH Healthcare BHD	209,609	333,194
IPC Healthcare, Inc. (I)	2,876	141,988
Kindred Healthcare, Inc.	12,776	292,698
Laboratory Corp. of America Holdings (I)	18,229	2,150,111
Landauer, Inc.	1,622	55,278
LHC Group, Inc. (I)	2,027	74,513
Life Healthcare Group Holdings, Ltd.	82,355	247,484
LifePoint Health, Inc. (I)	11,604	873,665
Magellan Health Services, Inc. (I)	4,548	307,581
McKesson Corp.	42,338	10,043,844
Mediclinic International, Ltd.	33,637	295,888
Medipal Holdings Corp.	19,600	302,258
MEDNAX, Inc. (I)	25,225	1,795,516
Miraca Holdings, Inc.	8,200	394,902
Molina Healthcare, Inc. (I)	4,898	356,281
National HealthCare Corp.	1,186	74,623
Netcare, Ltd.	83,802	268,537
Odontoprev SA	14,697	52,168
Omnicare, Inc.	25,496	2,429,514
Owens & Minor, Inc.	26,728	890,577
Patterson Companies, Inc.	15,379	735,731
PharMerica Corp. (I)	4,938	164,238
Qualicorp SA	12,684	75,635
Quest Diagnostics, Inc.	26,232	1,973,433
RadNet, Inc. (I)	5,416	35,258
Ramsay Health Care, Ltd.	9,549	462,122
Select Medical Holdings Corp.	12,951	211,749
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	71,000	235,069
Sinopharm Group Company, Ltd., H Shares	122,400	582,761
Sonic Healthcare, Ltd.	27,730	424,286
Surgical Care Affiliates, Inc. (I)	2,016	76,588
Suzuken Company, Ltd.	11,300	366,872
Team Health Holdings, Inc. (I)	11,374	665,152
Tenet Healthcare Corp. (I)	18,242	970,292
The Ensign Group, Inc.	3,719	172,450
The Providence Service Corp. (I)	1,944	93,429
122

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Triple-S Management Corp., Class B (I)	4,341	$104,184
UnitedHealth Group, Inc.	173,394	20,843,693
Universal American Corp. (I)	6,924	71,040
Universal Health Services, Inc., Class B	16,547	2,144,160
US Physical Therapy, Inc.	2,105	104,955
VCA, Inc. (I)	21,551	1,130,565
WellCare Health Plans, Inc. (I)	18,672	1,599,630
		129,489,271
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	44,549	626,804
Castlight Health, Inc., B Shares (I)(L)	2,394	20,900
Cerner Corp. (I)	55,451	3,731,298
Computer Programs & Systems, Inc. (L)	1,813	94,874
HealthStream, Inc. (I)	3,526	100,033
HMS Holdings Corp. (I)	37,550	639,852
M3, Inc.	28,300	537,252
MedAssets, Inc. (I)	10,093	210,641
Medidata Solutions, Inc. (I)	8,795	510,198
Merge Healthcare, Inc. (I)	11,694	53,325
Omnicell, Inc. (I)	5,912	218,626
Quality Systems, Inc.	8,415	133,294
Vocera Communications, Inc. (I)	4,387	47,687
		6,924,784
Life sciences tools and services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	3,655	81,580
Affymetrix, Inc. (I)	12,655	148,443
Agilent Technologies, Inc.	61,070	2,515,473
Albany Molecular Research, Inc. (I)(L)	3,967	79,935
Bio-Rad Laboratories, Inc., Class A (I)	5,425	783,207
Bio-Techne Corp.	9,749	987,086
Cambrex Corp. (I)	4,961	198,539
Charles River
Laboratories International, Inc. (I)	12,424	898,752
Fluidigm Corp. (I)	4,638	109,642
INC Research Holdings, Inc. (I)	1,622	56,105
Lonza Group AG (I)	6,065	852,817
Luminex Corp. (I)	6,395	107,244
Mettler-Toledo International, Inc. (I)	7,384	2,397,437
NanoString Technologies, Inc. (I)	2,102	29,512
Pacific Biosciences of California, Inc. (I)	10,607	59,823
PAREXEL International Corp. (I)	9,223	613,053
PerkinElmer, Inc.	20,564	1,084,340
PRA Health Sciences, Inc. (I)	3,278	109,682
QIAGEN NV (I)	25,945	636,077
Sequenom, Inc. (I)(L)	18,944	63,462
Thermo Fisher Scientific, Inc.	72,147	9,352,416
Waters Corp. (I)	15,102	2,017,929
		23,182,554
Pharmaceuticals - 5.9%
AbbVie, Inc.	289,818	19,298,981
AcelRx Pharmaceuticals, Inc. (I)(L)	4,368	15,288
Actavis PLC (I)	71,001	21,783,817
Aerie Pharmaceuticals, Inc. (I)	1,680	18,698
Akorn, Inc. (I)	29,665	1,361,624
Alimera Sciences, Inc. (I)(L)	4,752	20,101
Amphastar Pharmaceuticals, Inc. (I)	1,566	24,022
Ampio Pharmaceuticals, Inc. (I)(L)	6,682	16,037
ANI Pharmaceuticals, Inc. (I)	1,149	57,887
Aratana Therapeutics, Inc. (I)	4,572	62,042
Aspen Pharmacare Holdings, Ltd. (I)	29,403	884,884
Astellas Pharma, Inc.	314,400	4,563,115

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
AstraZeneca PLC	107,623	$7,247,915
Bayer AG (L)	92,413	13,138,172
Bio-Path Holdings, Inc. (I)(L)	15,146	18,175
BioDelivery Sciences International, Inc. (I)(L)	6,634	56,522
Bristol-Myers Squibb Company	302,222	19,523,541
Catalent, Inc. (I)	7,926	253,315
Celltrion, Inc. (I)(L)	5,979	370,883
Cempra, Inc. (I)	4,875	178,961
Chelsea Therapeutics International, Ltd. (I)	9,811	785
China Medical System Holdings, Ltd.	112,000	186,658
Chugai Pharmaceutical Company, Ltd.	32,800	977,020
Corcept Therapeutics, Inc. (I)(L)	9,325	57,069
CSPC Pharmaceutical Group, Ltd.	426,000	437,879
Daiichi Sankyo Company, Ltd.	93,500	1,759,002
Depomed, Inc. (I)	9,438	196,877
Dermira, Inc. (I)	1,413	21,195
Dr. Reddy’s Laboratories, Ltd., ADR	7,640	423,485
Eisai Company, Ltd.	36,900	2,303,643
Eli Lilly & Company	177,788	14,027,473
Endo International PLC (I)	32,279	2,703,689
Endocyte, Inc. (I)(L)	6,191	37,579
Flex Pharma, Inc. (I)	1,084	19,349
Furiex Pharmaceuticals, Inc. (I)	863	7,025
Genomma Lab Internacional SAB
de CV, Class B (I)	59,000	64,560
GlaxoSmithKline PLC	414,226	9,203,772
Hisamitsu Pharmaceutical Company, Inc.	8,400	339,402
Horizon Pharma PLC (I)	12,086	391,949
Hospira, Inc. (I)	31,171	2,756,140
IGI Laboratories, Inc. (I)(L)	5,051	32,832
Impax Laboratories, Inc. (I)	11,378	534,880
Intersect ENT, Inc. (I)	998	23,693
Intra-Cellular Therapies, Inc. (I)	3,352	87,990
Johnson & Johnson	505,562	50,626,979
Kalbe Farma Tbk PT	1,532,110	212,947
Kyowa Hakko Kirin Company, Ltd.	33,737	424,609
Lannett Company, Inc. (I)(L)	4,177	232,367
Mallinckrodt PLC (I)	21,182	2,741,798
Merck & Company, Inc.	516,064	31,423,137
Merck KGaA	14,445	1,547,776
Mitsubishi Tanabe Pharma Corp.	32,900	521,144
Mylan NV (I)	73,969	5,372,368
Nektar Therapeutics (I)	20,852	239,798
Novartis AG	263,778	27,071,932
Novo Nordisk A/S, Class B	225,902	12,815,489
Omeros Corp. (I)(L)	6,194	122,951
Ono Pharmaceutical Company, Ltd.	12,100	1,321,216
Orion OYJ, Class B	10,229	342,437
Otsuka Holdings Company, Ltd.	57,200	1,784,848
Pacira Pharmaceuticals, Inc. (I)	5,812	454,557
Pernix Therapeutics Holdings (I)	5,369	34,201
Perrigo Company PLC	25,601	4,871,870
Pfizer, Inc.	1,114,407	38,725,643
Phibro Animal Health Corp., Class A	2,367	81,969
POZEN, Inc. (I)	4,693	30,270
Prestige Brands Holdings, Inc. (I)	8,447	370,992
Relypsa, Inc. (I)	3,396	124,939
Repros Therapeutics, Inc. (I)	3,972	28,638
Revance Therapeutics, Inc. (I)	1,541	39,450
Richter Gedeon Nyrt	10,350	169,157
Roche Holding AG	80,567	24,562,558
Sagent Pharmaceuticals, Inc. (I)	3,704	82,710
Sanofi	134,193	13,215,376
123

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Santen Pharmaceutical Company, Ltd.	54,500	$754,798
SciClone Pharmaceuticals, Inc. (I)	8,426	78,025
ScinoPharm Taiwan, Ltd.	16,464	21,874
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	44,000	189,071
Shionogi & Company, Ltd.	43,700	1,545,288
Shire PLC	50,261	4,347,112
Sihuan Pharmaceutical Holdings Group, Ltd.	280,000	159,254
Sino Biopharmaceutical, Ltd.	304,000	359,278
Sucampo Pharmaceuticals, Inc., Class A (I)	2,841	46,109
Sumitomo Dainippon Pharma Company, Ltd.	23,300	264,613
Supernus Pharmaceuticals, Inc. (I)	5,451	77,513
Taisho Pharmaceutical
Holdings Company, Ltd.	4,600	318,158
Takeda Pharmaceutical Company, Ltd.	115,700	5,612,848
Tetraphase Pharmaceuticals, Inc. (I)	4,987	213,843
Teva Pharmaceutical Industries, Ltd.	98,080	5,927,835
The Medicines Company (I)	10,643	301,835
TherapeuticsMD, Inc. (I)	19,499	138,053
Theravance Biopharma, Inc. (I)	3,754	52,368
Theravance, Inc. (L)	13,547	228,944
Trius Therapeutics, Inc. (I)(L)	6,739	741
UCB SA	14,743	1,053,347
Valeant Pharmaceuticals International, Inc. (I)	38,974	9,290,329
VIVUS, Inc. (I)(L)	14,964	37,859
XenoPort, Inc. (I)	9,309	55,482
Yuhan Corp.	669	160,960
Zoetis, Inc.	91,064	4,532,255
Zogenix, Inc. (I)(L)	21,159	35,970
ZS Pharma, Inc. (I)	1,378	80,613
		380,966,427
		783,982,499
Industrials - 10.8%
Aerospace and defense - 1.9%
AAR Corp.	6,559	193,753
Aerojet Rocketdyne Holdings, Inc. (I)	9,844	204,263
Aerovironment, Inc. (I)	3,492	90,268
Airbus Group NV (L)	66,141	4,501,589
American Science & Engineering, Inc.	1,356	53,060
Astronics Corp. (I)	3,109	217,288
AviChina Industry & Technology
Company, Ltd., H Shares	220,000	278,632
B/E Aerospace, Inc.	27,819	1,595,141
BAE Systems PLC	268,511	2,118,115
Bombardier, Inc., Class B	164,526	341,329
CAE, Inc.	30,569	365,029
Cobham PLC	97,588	441,967
Cubic Corp.	3,486	166,631
Curtiss-Wright Corp.	7,892	568,934
DigitalGlobe, Inc. (I)	12,366	370,980
Ducommun, Inc. (I)	1,931	44,973
Embraer SA	41,108	307,829
Engility Holdings, Inc.	2,972	82,978
Esterline Technologies Corp. (I)	13,363	1,445,476
Finmeccanica SpA (I)	57,064	758,651
General Dynamics Corp.	57,296	8,030,607
HEICO Corp.	10,463	599,530
Honeywell International, Inc.	142,300	14,827,660
Huntington Ingalls Industries, Inc.	12,682	1,572,441
KLX, Inc. (I)	13,759	603,195
Korea Aerospace Industries, Ltd.	3,891	222,955
Kratos Defense & Security Solutions, Inc. (I)	7,876	47,177

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
L-3 Communications Holdings, Inc.	15,016	$1,769,035
LMI Aerospace, Inc. (I)	2,721	27,101
Lockheed Martin Corp.	48,776	9,179,643
Meggitt PLC	69,081	538,319
Moog, Inc., Class A (I)	5,104	350,288
National Presto Industries, Inc.	874	60,743
Northrop Grumman Corp.	36,082	5,743,533
Orbital ATK, Inc.	15,567	1,190,876
Precision Castparts Corp.	25,778	5,455,398
Raytheon Company	55,884	5,770,582
Rockwell Collins, Inc.	24,178	2,301,504
Rolls-Royce Holdings PLC (I)	160,666	2,457,469
Rolls-Royce Holdings PLC, Class C (I)	19,402,023	29,654
Safran SA	32,798	2,318,407
Singapore Technologies Engineering, Ltd.	180,100	453,836
Sparton Corp. (I)	1,918	50,846
TASER International, Inc. (I)(L)	8,799	277,872
Teledyne Technologies, Inc. (I)	14,992	1,519,139
Textron, Inc.	50,351	2,276,872
Thales SA (L)	10,473	650,518
The Boeing Company	119,111	16,737,478
The KEYW Holding Corp. (I)(L)	6,205	43,435
Triumph Group, Inc.	13,246	883,376
United Technologies Corp.	150,249	17,604,675
Zodiac Aerospace	20,905	761,394
		118,502,444
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	8,675	91,261
Atlas Air Worldwide Holdings, Inc. (I)	4,141	225,602
Bollore SA	97,254	554,578
C.H. Robinson Worldwide, Inc.	26,617	1,643,067
Deutsche Post AG	108,153	3,268,355
Echo Global Logistics, Inc. (I)(L)	3,865	124,376
Expeditors International of Washington, Inc.	34,881	1,598,945
FedEx Corp.	47,909	8,298,797
Forward Air Corp.	5,136	266,404
Hub Group, Inc., Class A (I)	6,098	258,677
Hyundai Glovis Company, Ltd.	1,700	383,064
Park-Ohio Holdings Corp.	1,426	68,462
Royal Mail PLC	55,712	446,381
Sinotrans, Ltd., H Shares	186,000	144,765
TNT Express NV	86,016	724,542
United Parcel Service, Inc., Class B	126,362	12,537,638
UTi Worldwide, Inc. (I)	15,184	146,070
XPO Logistics, Inc. (I)(L)	8,539	419,777
Yamato Transport Company, Ltd.	51,000	1,038,683
		32,239,444
Airlines - 0.4%
Air China, Ltd., H Shares	187,466	229,949
AirAsia BHD	111,046	66,293
Alaska Air Group, Inc.	34,466	2,227,882
Allegiant Travel Company	2,231	351,316
American Airlines Group, Inc.	130,426	5,526,150
ANA Holdings, Inc.	171,000	469,627
Cathay Pacific Airways, Ltd.	137,000	350,609
China Airlines, Ltd. (I)	213,000	104,126
Delta Air Lines, Inc.	149,884	6,433,021
Deutsche Lufthansa AG (I)	25,955	365,863
easyJet PLC	13,607	334,985
Eva Airways Corp. (I)	153,000	113,579
Hawaiian Holdings, Inc. (I)	7,325	177,412
124

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
International Consolidated
Airlines Group SA (I)	68,356	$577,321
Japan Airlines Company, Ltd.	17,600	603,000
JetBlue Airways Corp. (I)	110,938	2,236,510
Korean Air Lines Company, Ltd. (I)	3,349	122,235
Latam Airlines Group SA	28,653	243,863
Qantas Airways, Ltd. (I)	40,242	107,972
Republic Airways Holdings, Inc. (I)	8,422	88,094
Ryanair Holdings PLC, ADR	5,192	345,787
Singapore Airlines, Ltd.	62,740	528,136
SkyWest, Inc.	8,645	127,946
Southwest Airlines Company	122,919	4,554,149
Turk Hava Yollari	32,614	110,518
Virgin America, Inc. (I)(L)	2,404	68,370
		26,464,713
Building products - 0.3%
AAON, Inc.	6,924	163,891
Advanced Drainage Systems, Inc.	2,545	73,907
Allegion PLC	17,183	1,072,907
American Woodmark Corp. (I)	2,038	104,631
AO Smith Corp.	19,707	1,406,686
Apogee Enterprises, Inc.	4,714	253,283
Asahi Glass Company, Ltd.	148,000	963,800
Assa Abloy AB, Series B	30,913	1,825,920
Builders FirstSource, Inc. (I)	7,630	93,696
Cie de Saint-Gobain	50,504	2,349,054
Continental Building Products, Inc. (I)	1,906	42,504
Daikin Industries, Ltd.	34,400	2,627,143
Fortune Brands Home & Security, Inc.	41,655	1,910,298
Geberit AG	4,333	1,559,419
Gibraltar Industries, Inc. (I)	3,775	67,648
Griffon Corp.	6,591	105,258
Insteel Industries, Inc.	3,426	68,006
KCC Corp.	512	252,900
Lennox International, Inc.	10,791	1,215,067
LIXIL Group Corp.	39,000	743,202
Masco Corp.	63,689	1,724,061
Masonite International Corp. (I)	4,756	324,454
NCI Building Systems, Inc. (I)	4,465	66,886
Nortek, Inc. (I)	1,111	91,769
Patrick Industries, Inc. (I)	1,316	78,697
PGT, Inc. (I)	7,705	92,152
Ply Gem Holdings, Inc. (I)	3,521	43,484
Quanex Building Products Corp.	5,901	104,979
Simpson Manufacturing Company, Inc.	6,779	229,944
Taiwan Glass Industrial Corp.	78,395	49,084
TOTO, Ltd.	42,000	693,798
Trex Company, Inc. (I)	5,484	277,490
Universal Forest Products, Inc.	3,341	184,958
		20,860,976
Commercial services and supplies - 0.6%
ABM Industries, Inc.	9,060	293,906
ACCO Brands Corp. (I)	18,689	137,364
Aggreko PLC	21,947	540,709
ARC Document Solutions, Inc. (I)	6,791	50,865
Babcock International Group PLC	21,522	371,145
Brady Corp., Class A	7,907	200,047
Brambles, Ltd.	114,042	993,154
Casella Waste Systems, Inc., Class A (I)	7,195	39,573
Ceco Environmental Corp.	3,918	44,469
Cenveo, Inc. (I)(L)	10,872	27,180
China Everbright International, Ltd.	253,000	478,152

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Cintas Corp.	17,704	$1,524,137
Civeo Corp.	15,143	60,572
Clean Harbors, Inc. (I)	14,074	792,929
Copart, Inc. (I)	29,875	1,033,675
Dai Nippon Printing Company, Ltd.	82,000	863,034
Deluxe Corp.	21,181	1,351,983
Edenred (L)	23,121	583,609
Ennis, Inc.	4,734	79,626
Essendant, Inc.	6,423	249,469
G&K Services, Inc., Class A	3,202	223,115
G4S PLC	132,987	607,168
Healthcare Services Group, Inc.	11,506	347,596
Heritage-Crystal Clean, Inc. (I)	2,311	32,839
Herman Miller, Inc.	25,325	701,503
HNI Corp.	18,915	917,188
InnerWorkings, Inc. (I)	6,821	43,382
Interface, Inc.	10,861	233,837
ISS A/S	13,747	471,143
KEPCO Plant Service &
Engineering Company, Ltd.	1,943	188,314
Kimball International, Inc., Class B	5,860	71,433
Knoll, Inc.	7,916	180,168
Matthews International Corp., Class A	4,918	244,179
McGrath RentCorp.	4,295	130,740
Mobile Mini, Inc.	7,656	303,790
MSA Safety, Inc.	13,126	586,732
Multi-Color Corp.	2,084	133,480
Park24 Company, Ltd.	13,800	242,896
Performant Financial Corp. (I)	5,577	16,954
Pitney Bowes, Inc.	36,704	801,982
Quad/Graphics, Inc.	4,814	98,446
R.R. Donnelley & Sons Company (L)	52,457	1,006,125
Republic Services, Inc.	45,592	1,836,902
Rollins, Inc.	25,260	626,953
S-1 Corp.	1,823	135,818
Secom Company, Ltd.	30,700	2,045,902
Securitas AB, Series B	29,195	397,048
Societe BIC SA (L)	3,211	529,031
SP Plus Corp. (I)	2,612	63,419
Steelcase, Inc., Class A	13,395	230,394
Stericycle, Inc. (I)	15,444	2,120,461
Team, Inc. (I)	3,397	135,201
Tetra Tech, Inc.	10,075	263,562
The ADT Corp.	30,749	1,121,724
The Brink’s Company	7,918	253,059
Toppan Printing Company, Ltd.	82,000	692,143
Tyco International, Ltd.	76,405	3,083,706
UniFirst Corp.	2,373	271,258
US Ecology, Inc.	3,552	163,783
Viad Corp.	3,464	92,974
Waste Connections, Inc.	32,550	1,579,652
Waste Management, Inc.	77,639	3,854,776
West Corp.	6,140	187,884
		36,984,258
Construction and engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	14,938	481,238
AECOM (I)	40,817	1,348,186
Aegion Corp. (I)	6,476	115,402
Ameresco, Inc., Class A (I)	4,294	31,174
Argan, Inc.	2,053	73,456
Boskalis Westminster NV	16,847	833,599
Bouygues SA	18,869	742,125
125

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
China Communications Construction
Company, Ltd., H Shares	454,965	$783,278
China Railway Construction Corp., H Shares	202,800	373,196
China Railway Group, Ltd., H Shares	411,000	529,473
China State Construction
International Holdings, Ltd.	180,000	316,449
Chiyoda Corp.	23,000	203,091
Cimic Group, Ltd.	7,488	137,918
Comfort Systems USA, Inc.	6,223	139,706
CTCI Corp.	50,000	86,071
Daelim Industrial Company, Ltd.	2,403	169,031
Daewoo Engineering &
Construction Company, Ltd. (I)	9,970	63,384
Dialog Group BHD	291,212	130,098
Dycom Industries, Inc. (I)	5,530	318,417
EMCOR Group, Inc.	10,185	462,093
Ferrovial SA	35,604	768,429
Fluor Corp.	26,960	1,515,691
Furmanite Corp. (I)	6,341	51,616
Gamuda BHD	145,300	197,741
Granite Construction, Inc.	15,895	569,836
Great Lakes Dredge & Dock Corp. (I)	9,849	54,760
GS Engineering & Construction Corp. (I)	4,769	115,667
Hyundai Development Company	5,050	274,593
Hyundai Engineering &
Construction Company, Ltd.	6,486	257,607
IJM Corp. BHD	133,800	256,637
Jacobs Engineering Group, Inc. (I)	23,063	997,705
JGC Corp.	30,000	600,239
Kajima Corp.	124,000	543,830
KBR, Inc.	38,020	728,083
Larsen & Toubro, Ltd., GDR	21,907	577,334
Layne Christensen Company (I)(L)	3,597	29,280
MasTec, Inc. (I)	10,743	189,721
MYR Group, Inc. (I)	3,477	102,919
Northwest Pipe Company (I)	1,997	41,478
Obayashi Corp.	95,000	620,479
Orion Marine Group, Inc. (I)	5,447	40,907
Primoris Services Corp.	6,132	115,098
Promotora y Operadora de Infraestructura
SAB de CV (I)	18,300	201,398
Quanta Services, Inc. (I)	37,953	1,112,782
Shimizu Corp.	87,000	663,323
Sinopec Engineering Group Company, Ltd.,
H Shares	111,500	109,239
Skanska AB, Series B	34,976	728,929
SNC-Lavalin Group, Inc. (L)	17,377	628,232
Taisei Corp.	150,000	816,480
Tutor Perini Corp. (I)	6,166	129,239
Vinci SA	53,046	3,145,056
		23,521,713
Electrical equipment - 0.8%
ABB, Ltd. (I)	252,184	5,529,649
Acuity Brands, Inc.	11,386	2,009,515
Alstom SA (I)	24,317	760,444
AMETEK, Inc.	43,837	2,356,677
AZZ, Inc.	4,228	202,648
Capstone Turbine Corp. (I)(L)	67,831	28,489
Doosan Heavy Industries and
Construction Company, Ltd.	5,603	137,485
Eaton Corp. PLC	86,294	6,177,787
Emerson Electric Company	124,611	7,515,289
Encore Wire Corp.	3,359	146,721

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
EnerSys	7,094	$472,744
Enphase Energy, Inc. (I)(L)	2,913	27,586
Franklin Electric Company, Inc.	7,834	275,678
FuelCell Energy, Inc. (I)(L)	38,381	47,209
Fuji Electric Company, Ltd.	82,000	389,623
Generac Holdings, Inc. (L)	11,149	465,805
General Cable Corp.	8,061	152,272
GrafTech International, Ltd. (I)	18,781	95,220
Hubbell, Inc., Class B	14,131	1,526,572
Legrand SA (L)	29,750	1,672,026
LS Corp.	1,700	75,291
LS Industrial Systems Company, Ltd.	1,440	68,760
LSI Industries, Inc.	4,050	38,354
Mabuchi Motor Company, Ltd.	7,200	435,860
Mitsubishi Electric Corp.	283,000	3,864,746
Neo Holdings Company, Ltd. (I)	229	0
Nidec Corp.	31,900	2,321,943
OSRAM Licht AG	9,946	524,905
Plug Power, Inc. (I)(L)	28,235	76,799
Polypore International, Inc. (I)	7,266	435,306
Powell Industries, Inc.	1,565	56,778
Power Solutions International, Inc. (I)	746	41,030
PowerSecure International, Inc. (I)	4,049	60,290
Prysmian SpA	29,055	657,177
Regal-Beloit Corp.	11,737	917,716
Rockwell Automation, Inc.	24,645	3,028,624
Schneider Electric SE	1,474	111,121
Schneider Electric SE	57,542	4,338,104
Shanghai Electric Group Company, Ltd.,
H Shares	291,136	305,983
Teco Electric & Machinery Company, Ltd.	155,000	142,527
Thermon Group Holdings, Inc. (I)	5,463	124,065
Vestas Wind Systems A/S	25,048	1,278,121
Vicor Corp. (I)	2,704	36,856
Walsin Lihwa Corp. (I)	272,000	70,282
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	53,500	437,880
		49,437,957
Industrial conglomerates - 1.8%
3M Company	115,414	18,360,059
Aboitiz Equity Ventures, Inc.	165,650	207,846
Alfa SAB de CV, Class A	194,100	381,043
Alliance Global Group, Inc.	177,500	91,197
Beijing Enterprises Holdings, Ltd.	52,714	460,252
Bidvest Group, Ltd.	27,364	678,386
Carlisle Companies, Inc.	17,111	1,696,556
Cheil Industries, Inc. (I)	1,415	244,869
CITIC, Ltd.	230,033	443,115
CJ Corp.	1,307	282,050
Danaher Corp.	111,640	9,636,765
DMCI Holdings, Inc.	342,000	101,918
Doosan Corp.	715	73,712
Enka Insaat ve Sanayi AS	30,594	59,476
Far Eastern New Century Corp.	276,092	303,963
General Electric Company	1,830,138	49,907,863
Grupo Carso SAB de CV, Series A1	39,100	165,095
Hutchison Whampoa, Ltd.	247,000	3,664,174
JG Summit Holdings, Inc.	209,660	321,526
Keihan Electric Railway Company, Ltd.	75,000	428,633
Keppel Corp., Ltd.	167,931	1,088,155
KOC Holdings AS	37,298	166,642
Koninklijke Philips NV (L)	183,181	4,990,825
LG Corp.	8,756	491,042
126

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
NWS Holdings, Ltd.	173,230	$279,019
Raven Industries, Inc.	5,916	113,942
Roper Industries, Inc.	18,246	3,192,320
Seibu Holdings, Inc.	17,600	395,626
Sembcorp Industries, Ltd.	113,500	349,848
Shanghai Industrial Holdings, Ltd.	50,070	192,237
Siemens AG	88,609	9,336,554
Sime Darby BHD	263,100	596,793
SK Holdings Company, Ltd.	2,355	379,527
SM Investments Corp.	13,610	268,456
Smiths Group PLC	33,831	620,785
Toshiba Corp. (I)	590,000	2,068,796
Turkiye Sise ve Cam Fabrikalari AS	34,383	45,975
		112,085,040
Machinery - 1.9%
Accuride Corp. (I)	6,990	30,267
Actuant Corp., Class A	10,080	236,880
AGCO Corp.	21,122	1,072,575
Alamo Group, Inc.	1,145	60,651
Albany International Corp., Class A	4,640	183,651
Alfa Laval AB	29,295	553,403
Altra Industrial Motion Corp.	4,420	121,550
Amada Company, Ltd.	51,000	518,746
American Railcar Industries, Inc. (L)	1,576	84,742
Andritz AG	8,247	509,571
Astec Industries, Inc.	3,150	130,253
Atlas Copco AB (I)	61,868	43,173
Atlas Copco AB (I)	36,789	25,672
Atlas Copco AB, A Shares	61,868	1,871,827
Atlas Copco AB, B Shares	36,789	991,379
Barnes Group, Inc.	8,846	356,140
Blount International, Inc. (I)	8,247	95,418
Briggs & Stratton Corp.	7,562	144,359
Caterpillar, Inc.	110,214	9,403,458
Chart Industries, Inc. (I)	5,035	163,436
China CNR Corp., Ltd. (I)(S)	177,000	362,051
China International Marine Containers Group
Company, Ltd., H Shares	51,100	145,988
CIRCOR International, Inc.	2,908	155,055
CLARCOR, Inc.	21,218	1,307,241
CNH Industrial NV	133,903	1,194,250
Columbus McKinnon Corp.	3,375	76,984
Commercial Vehicle Group, Inc. (I)	5,182	32,854
Crane Company	12,830	776,600
CSR Corp., Ltd., H Shares	188,000	363,700
Cummins, Inc.	30,636	4,152,710
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	10,100	144,835
Deere & Company	61,703	5,780,337
Donaldson Company, Inc.	33,338	1,188,833
Doosan Infracore Company, Ltd. (I)	12,939	121,415
Douglas Dynamics, Inc.	3,735	75,821
Dover Corp.	29,669	2,237,043
Dynamic Materials Corp.	2,688	29,837
Energy Recovery, Inc. (I)(L)	7,184	19,109
EnPro Industries, Inc.	3,716	224,744
ESCO Technologies, Inc.	4,327	161,397
FANUC Corp.	28,100	6,187,089
Federal Signal Corp.	10,330	153,710
Flowserve Corp.	24,512	1,348,160
FreightCar America, Inc.	1,988	44,571
GEA Group AG	20,458	995,215
Global Brass & Copper Holdings, Inc.	3,764	64,854

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Graco, Inc.	15,487	$1,124,201
Graham Corp.	1,984	44,104
Haitian International Holdings, Ltd.	68,000	166,904
Harsco Corp.	34,362	553,572
Hillenbrand, Inc.	10,291	316,140
Hino Motors, Ltd.	37,900	513,497
Hitachi Construction
Machinery Company, Ltd.	15,800	287,365
Hiwin Technologies Corp.	15,381	118,047
Hurco Companies, Inc.	1,186	39,648
Hyster-Yale Materials Handling, Inc.	1,651	117,155
Hyundai Heavy Industries Company, Ltd. (I)	3,842	448,134
Hyundai Mipo Dockyard Company, Ltd. (I)	1,056	74,424
IDEX Corp.	20,539	1,586,843
IHI Corp.	204,000	979,610
Illinois Tool Works, Inc.	63,484	5,956,704
IMI PLC	23,295	443,382
Ingersoll-Rand PLC	47,880	3,293,186
ITT Corp.	23,890	1,019,625
John Bean Technologies Corp.	4,723	177,443
Joy Global, Inc.	18,033	702,205
JTEKT Corp.	30,200	550,240
Kadant, Inc.	1,890	89,019
Kawasaki Heavy Industries, Ltd.	208,000	1,046,661
Kennametal, Inc.	20,783	749,435
Komatsu, Ltd.	136,800	2,875,776
Kone OYJ, Class B	32,852	1,378,660
Kubota Corp.	165,000	2,743,531
Kurita Water Industries, Ltd.	14,900	356,238
LB Foster Company, Class A	1,743	66,495
Lincoln Electric Holdings, Inc.	20,394	1,370,681
Lindsay Corp. (L)	1,959	157,778
Lydall, Inc. (I)	2,861	78,420
Makita Corp.	17,400	943,052
MAN SE	3,942	407,671
Manitex International, Inc. (I)	2,994	23,204
Melrose Industries PLC	85,300	346,437
Meritor, Inc. (I)	15,910	227,672
Metso OYJ	11,979	345,630
Miller Industries, Inc.	2,196	45,040
Minebea Company, Ltd.	47,000	862,920
Mitsubishi Heavy Industries, Ltd.	445,000	2,812,076
Mueller Industries, Inc.	9,214	321,200
Mueller Water Products, Inc., Class A	26,022	239,923
Nabtesco Corp.	16,900	435,767
NGK Insulators, Ltd.	38,000	938,959
NN, Inc.	2,889	78,725
Nordson Corp.	15,036	1,216,563
NSK, Ltd.	68,600	1,122,558
Oshkosh Corp.	20,514	1,028,982
PACCAR, Inc.	64,462	4,097,205
Pall Corp.	19,408	2,415,132
Parker Hannifin Corp.	25,917	3,121,184
Pentair PLC	33,193	2,125,348
Proto Labs, Inc. (I)	3,621	250,501
RBC Bearings, Inc.	3,798	266,164
Rexnord Corp. (I)	12,198	312,513
Samsung Heavy Industries Company, Ltd.	14,254	229,129
Sandvik AB	98,947	1,192,905
Schindler Holding AG,
Participation Certificates	5,116	896,757
Schindler Holding AG, Registered Shares	2,345	407,120
SembCorp Marine, Ltd. (L)	96,800	215,721
127

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
SKF AB, B Shares	36,659	$885,694
SMC Corp.	7,800	2,352,074
Snap-on, Inc.	10,583	1,644,598
SPX Corp.	10,760	799,576
Standex International Corp.	2,013	161,060
Stanley Black & Decker, Inc.	28,637	2,933,574
Sulzer AG	2,762	303,605
Sumitomo Heavy Industries, Ltd.	81,000	529,870
Sun Hydraulics Corp.	3,697	138,194
Tennant Company	2,998	191,152
Terex Corp.	27,881	689,497
The ExOne Company (I)(L)	1,692	21,235
The Gorman-Rupp Company	3,268	91,602
The Greenbrier Companies, Inc. (L)	4,480	269,830
The Timken Company	19,558	764,718
The Weir Group PLC	18,288	566,379
THK Company, Ltd.	16,600	397,535
Titan International, Inc.	7,186	76,531
TriMas Corp. (I)	7,517	217,241
Trinity Industries, Inc.	40,868	1,225,631
Twin Disc, Inc.	1,815	32,361
United Tractors Tbk PT	121,337	186,027
Vallourec SA (L)	12,277	303,415
Valmont Industries, Inc.	6,300	784,035
Volvo AB, Series B	142,432	1,851,619
Wabash National Corp. (I)	11,321	153,286
Wabtec Corp.	25,293	2,536,888
Wartsila OYJ ABP	15,347	686,274
Watts Water Technologies, Inc., Class A	4,599	244,345
WEG SA	34,860	188,288
Weichai Power Company, Ltd., H Shares	49,920	185,838
Woodward, Inc.	26,041	1,326,529
Xerium Technologies, Inc. (I)	2,003	34,251
Xylem, Inc.	32,904	1,203,299
Yangzijiang Shipbuilding Holdings, Ltd.	222,200	237,968
Zardoya Otis SA	14,240	183,080
		124,689,834
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	442	831,197
A.P. Moeller - Maersk A/S, Series B	797	1,536,214
China COSCO Holdings Company, Ltd.,
H Shares (I)	263,879	197,297
China Shipping Container Lines
Company, Ltd., H Shares (I)	392,076	178,921
Evergreen Marine Corp Taiwan, Ltd. (I)	137,000	78,876
Golden Ocean Group, Ltd. (L)	12,031	51,132
Hyundai Merchant Marine Company, Ltd. (I)	7,495	59,821
Kirby Corp. (I)	14,624	1,121,807
Kuehne & Nagel International AG	6,183	869,528
Matson, Inc.	6,960	280,349
MISC BHD	93,800	211,951
Mitsui O.S.K. Lines, Ltd.	159,000	544,000
Navios Maritime Holdings, Inc. (L)	13,033	44,573
Nippon Yusen KK	237,000	713,377
Safe Bulkers, Inc. (L)	8,229	27,403
Scorpio Bulkers, Inc. (I)(L)	21,871	51,834
U-Ming Marine Transport Corp.	36,000	49,978
Wan Hai Lines, Ltd.	45,000	43,011
Yang Ming Marine Transport Corp. (I)	116,000	47,067
		6,938,336
Professional services - 0.4%
Acacia Research Corp.	8,494	86,724

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Adecco SA	19,496	$1,551,026
ALS, Ltd. (L)	28,807	133,896
Barrett Business Services, Inc.	1,168	42,060
Bureau Veritas SA (L)	29,735	680,657
Capita PLC	56,710	1,087,226
CBIZ, Inc. (I)	7,056	63,998
CDI Corp.	2,840	35,131
CEB, Inc.	14,271	1,207,184
CRA International, Inc. (I)	1,900	52,497
Equifax, Inc.	21,740	2,181,174
Experian PLC	84,254	1,609,103
Exponent, Inc.	2,132	181,476
Franklin Covey Company (I)	2,249	44,958
FTI Consulting, Inc. (I)	17,512	688,222
GP Strategies Corp. (I)	2,274	70,972
Heidrick & Struggles International, Inc.	3,017	75,847
Hill International, Inc. (I)	6,505	34,477
Huron Consulting Group, Inc. (I)	3,862	248,327
ICF International, Inc. (I)	3,352	119,935
Insperity, Inc.	3,660	192,589
Intertek Group PLC	13,830	529,679
Kelly Services, Inc., Class A	4,421	68,614
Kforce, Inc.	4,251	93,565
Korn/Ferry International	8,118	260,507
ManpowerGroup, Inc.	20,557	1,740,150
Mistras Group, Inc. (I)	2,698	49,940
Navigant Consulting, Inc. (I)	8,239	112,133
Nielsen NV	57,409	2,582,831
On Assignment, Inc. (I)	8,427	315,928
Paylocity Holding Corp. (I)	1,329	44,495
Pendrell Corp. (I)	29,479	29,479
Randstad Holding NV	24,703	1,427,833
Recruit Holdings Company, Ltd.	20,700	646,092
Resources Connection, Inc.	6,625	103,946
Robert Half International, Inc.	24,599	1,386,646
RPX Corp. (I)	8,913	141,806
Seek, Ltd.	23,775	305,871
SGS SA	627	1,204,797
The Advisory Board Company (I)	6,842	347,368
The Dun & Bradstreet Corp.	6,454	825,660
Towers Watson & Company, Class A	18,264	2,519,519
TriNet Group, Inc. (I)	2,443	73,119
TrueBlue, Inc. (I)	6,733	191,756
VSE Corp.	690	43,077
WageWorks, Inc. (I)	5,708	244,759
		25,677,049
Road and rail - 1.1%
ArcBest Corp.	4,340	148,385
Asciano, Ltd.	71,095	365,553
Aurizon Holdings, Ltd.	156,051	634,248
BTS Group Holdings PCL	389,200	111,068
BTS Group Holdings PCL	40,400	11,507
Canadian National Railway Company	99,554	5,905,515
Canadian Pacific Railway, Ltd.	20,834	3,433,020
Celadon Group, Inc.	3,426	79,894
Central Japan Railway Company, Ltd.	21,100	3,656,686
CJ Korea Express Company, Ltd. (I)	657	111,416
ComfortDelGro Corp., Ltd.	234,800	532,550
Con-way, Inc.	15,117	611,785
Cosan Logistica SA	94	66
CSX Corp.	180,122	6,138,558
DSV A/S	19,975	693,517
East Japan Railway Company	49,000	4,465,530
128

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Genesee & Wyoming, Inc., Class A (I)	13,461	$1,108,379
Hankyu Hanshin Holdings, Inc.	168,000	1,006,365
Heartland Express, Inc.	8,940	189,975
J.B. Hunt Transport Services, Inc.	24,165	2,030,343
Kansas City Southern	20,080	1,817,240
Keikyu Corp.	69,000	529,555
Keio Corp.	85,000	625,653
Keisei Electric Railway Company, Ltd.	40,000	461,050
Kintetsu Corp.	266,000	887,459
Knight Transportation, Inc.	9,608	274,789
Landstar System, Inc.	11,760	769,104
Localiza Rent a Car SA	9,236	92,612
Marten Transport, Ltd.	3,943	89,427
MTR Corp., Ltd.	170,528	815,455
Nagoya Railroad Company, Ltd.	126,000	475,899
Nippon Express Company, Ltd.	125,000	687,843
Norfolk Southern Corp.	55,902	5,142,984
Odakyu Electric Railway Company, Ltd.	92,000	869,868
Old Dominion Freight Line, Inc. (I)	17,821	1,212,006
P.A.M. Transportation Services, Inc. (I)	560	33,919
Quality Distribution, Inc. (I)	4,771	75,477
Roadrunner Transportation Systems, Inc. (I)	4,768	118,580
Ryder Systems, Inc.	9,553	875,532
Saia, Inc. (I)	4,104	168,018
Swift Transportation Company (I)	13,812	321,405
Tobu Railway Company, Ltd.	150,000	659,484
Tokyu Corp.	165,000	1,078,306
Union Pacific Corp.	160,239	16,169,717
USA Truck, Inc. (I)	1,124	25,897
Werner Enterprises, Inc.	19,012	523,210
West Japan Railway Company	24,100	1,429,216
YRC Worldwide, Inc. (I)	5,025	66,079
		67,530,144
Trading companies and distributors - 0.5%
Aircastle, Ltd.	10,374	251,673
Applied Industrial Technologies, Inc.	6,791	287,735
Ashtead Group PLC	43,141	741,477
Barloworld, Ltd.	17,816	144,243
Beacon Roofing Supply, Inc. (I)	8,118	254,580
Brenntag AG	17,283	1,045,490
Bunzl PLC	28,640	831,459
CAI International, Inc. (I)	2,844	61,487
Daewoo International Corp.	4,371	104,739
DXP Enterprises, Inc. (I)	2,091	85,752
Fastenal Company (L)	49,453	2,052,794
Finning International, Inc. (L)	19,877	397,668
GATX Corp.	11,631	647,963
H&E Equipment Services, Inc.	5,155	112,534
Houston Wire & Cable Company	4,199	37,581
ITOCHU Corp.	231,400	3,110,069
Kaman Corp.	4,542	192,399
Marubeni Corp.	242,000	1,412,341
Mitsubishi Corp.	202,200	4,516,319
Mitsui & Company, Ltd.	250,000	3,496,193
MSC Industrial Direct Company, Inc., Class A	13,319	923,939
Neff Corp. (I)	2,053	21,064
Noble Group, Ltd.	507,073	298,511
NOW, Inc. (I)(L)	28,111	649,926
Rexel SA (L)	31,211	571,666
Rush Enterprises, Inc., Class A (I)	5,692	151,236
Samsung C&T Corp.	11,507	653,272
SK Networks Company, Ltd.	10,716	79,634
Stock Building Supply Holdings, Inc. (I)	2,544	42,510

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Sumitomo Corp.	165,000	$1,957,095
TAL International Group, Inc. (I)(L)	5,531	200,720
Textainer Group Holdings, Ltd. (L)	3,369	95,039
Titan Machinery, Inc. (I)(L)	3,169	50,355
Toyota Tsusho Corp.	31,100	868,780
Travis Perkins PLC	21,171	718,670
United Rentals, Inc. (I)	17,559	1,561,171
W.W. Grainger, Inc.	10,920	2,624,404
Watsco, Inc.	11,294	1,422,140
Wolseley PLC	22,188	1,373,955
		34,048,583
Transportation infrastructure - 0.1%
Abertis Infraestructuras SA	34,084	598,620
Aena SA (I)(S)	5,133	538,340
Aeroports de Paris (L)	3,336	412,447
Airports of Thailand PCL	1,400	12,369
Airports of Thailand PCL	29,900	264,869
Atlantia SpA	58,264	1,501,610
Beijing Capital International Airport
Company, Ltd., H Shares	159,211	189,908
CCR SA	54,315	263,197
China Merchants Holdings
International Company, Ltd.	118,031	519,614
COSCO Pacific, Ltd.	181,508	261,312
EcoRodovias Infraestrutura e Logistica SA	10,535	23,971
Fraport AG Frankfurt Airport
Services Worldwide (L)	4,136	271,967
Groupe Eurotunnel SA (L)	52,527	790,955
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	21,200	151,013
Grupo Aeroportuario del Sureste SAB
de CV, Class B	14,250	205,307
Hutchison Port Holdings Trust	653,700	430,957
International Container Terminal Services, Inc.	43,110	103,356
Jasa Marga Tbk PT	127,254	62,206
Jiangsu Expressway Company, Ltd., H Shares	124,855	173,459
Kamigumi Company, Ltd.	34,000	314,984
Malaysia Airports Holdings BHD	69,222	119,801
Mitsubishi Logistics Corp.	18,000	254,456
OHL Mexico SAB de CV (I)	59,000	79,311
Sydney Airport	79,220	343,475
TAV Havalimanlari Holding AS	9,506	78,934
Transurban Group	132,009	1,023,089
Wesco Aircraft Holdings, Inc. (I)	8,681	128,132
Zhejiang Expressway Company, Ltd., H Shares	148,282	230,506
		9,348,165
		688,328,656
Information technology - 15.0%
Communications equipment - 1.1%
ADTRAN, Inc.	8,902	153,292
Alcatel-Lucent (I)	316,229	1,267,489
Alliance Fiber Optic Products, Inc. (L)	2,134	41,314
Applied Optoelectronics, Inc. (I)(L)	2,498	44,614
ARRIS Group, Inc. (I)	34,679	1,144,754
Bel Fuse, Inc., Class B	1,930	43,232
Black Box Corp.	2,673	53,620
CalAmp Corp. (I)	5,901	116,486
Calix, Inc. (I)	6,770	54,160
Ciena Corp. (I)	45,474	1,096,833
Cisco Systems, Inc.	928,184	27,205,073
Clearfield, Inc. (I)(L)	2,466	37,459
129

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Comtech Telecommunications Corp.	2,489	$74,770
Digi International, Inc. (I)	4,128	41,115
Extreme Networks, Inc. (I)	15,958	43,246
F5 Networks, Inc. (I)	13,120	1,649,053
Finisar Corp. (I)	16,848	368,971
Harmonic, Inc. (I)	14,899	101,462
Harris Corp.	23,951	1,897,398
Infinera Corp. (I)	20,944	432,284
InterDigital, Inc.	15,762	924,126
Ixia (I)	9,619	121,007
JDS Uniphase Corp. (I)	61,087	783,135
Juniper Networks, Inc.	65,874	1,831,297
KVH Industries, Inc. (I)	3,265	40,715
Mitel Networks Corp. (I)	3,615	33,615
Motorola Solutions, Inc.	34,674	2,045,766
NETGEAR, Inc. (I)	5,655	175,248
Nokia OYJ	392,407	2,871,123
Numerex Corp., Class A (I)	2,070	17,719
Oclaro, Inc. (I)(L)	16,184	42,078
Plantronics, Inc.	18,130	1,000,232
Polycom, Inc. (I)	57,790	778,431
Procera Networks, Inc. (I)	3,560	40,940
QUALCOMM, Inc.	299,930	20,899,122
Ruckus Wireless, Inc. (I)	10,591	111,311
ShoreTel, Inc. (I)	10,342	71,153
Sonus Networks, Inc. (I)	7,795	61,035
Telefonaktiebolaget LM Ericsson, B Shares	282,614	3,180,982
TESSCO Technologies, Inc.	1,175	21,632
Ubiquiti Networks, Inc. (L)	4,883	155,279
ViaSat, Inc. (I)	6,731	423,986
ZTE Corp., H Shares	65,096	225,709
		71,722,266
Electronic equipment, instruments and components - 1.1%
AAC Technologies Holdings, Inc.	76,000	423,266
Agilysys, Inc. (I)	3,145	28,399
Amphenol Corp., Class A	56,395	3,217,335
Anixter International, Inc. (I)	4,390	298,520
Arrow Electronics, Inc. (I)	25,109	1,526,376
AU Optronics Corp.	756,000	411,797
Avnet, Inc.	35,803	1,575,690
Badger Meter, Inc.	2,319	149,622
Belden, Inc.	18,229	1,538,892
Benchmark Electronics, Inc. (I)	8,654	201,119
Checkpoint Systems, Inc.	6,744	65,889
Citizen Holdings Company, Ltd.	38,700	281,694
Cognex Corp.	36,812	1,857,902
Coherent, Inc. (I)	4,079	253,877
Control4 Corp. (I)(L)	2,081	18,937
Corning, Inc.	231,169	4,836,055
CTS Corp.	5,770	108,765
CUI Global, Inc. (I)	3,854	20,812
Daktronics, Inc.	6,288	67,785
Delta Electronics Thailand PCL	125,800	319,735
Delta Electronics Thailand PCL	3,900	9,888
Delta Electronics, Inc.	158,000	900,968
DTS, Inc. (I)	2,741	86,972
Electro Rent Corp.	3,916	40,217
Electro Scientific Industries, Inc.	5,438	29,746
Fabrinet (I)	5,852	106,389
FARO Technologies, Inc. (I)	2,861	124,825
FEI Company	17,817	1,453,867
FLIR Systems, Inc.	25,693	784,921
GSI Group, Inc. (I)	5,031	75,113

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Hamamatsu Photonics KK	20,900	$642,212
Hexagon AB, B Shares	23,778	872,824
Hirose Electric Company, Ltd.	4,400	625,822
Hitachi High-Technologies Corp.	9,100	255,900
Hitachi, Ltd.	708,000	4,819,428
Hon Hai Precision Industry Company, Ltd.	1,088,016	3,506,769
Ibiden Company, Ltd.	17,700	330,504
II-VI, Inc. (I)	8,590	160,375
Ingram Micro, Inc., Class A (I)	41,019	1,099,719
Innolux Corp.	696,000	428,305
Insight Enterprises, Inc. (I)	6,700	196,511
InvenSense, Inc. (I)(L)	11,667	165,205
IPG Photonics Corp. (I)	9,349	886,659
Itron, Inc. (I)	16,540	593,621
Jabil Circuit, Inc.	50,728	1,246,387
Japan Display, Inc. (I)	52,700	220,733
KEMET Corp. (I)	8,929	27,591
Keyence Corp.	6,700	3,594,430
Keysight Technologies, Inc. (I)	44,223	1,453,168
Kimball Electronics, Inc. (I)	4,246	66,153
Kingboard Chemical Holdings, Ltd.	69,200	134,195
Knowles Corp. (I)(L)	22,333	432,144
Kyocera Corp.	47,000	2,550,458
Largan Precision Company, Ltd.	9,000	998,463
LG Display Company, Ltd.	21,369	563,287
LG Innotek Company, Ltd.	1,249	106,668
Littelfuse, Inc.	3,647	352,665
Maxwell Technologies, Inc. (I)(L)	4,998	25,490
Mercury Systems, Inc. (I)	5,678	77,505
Mesa Laboratories, Inc.	514	45,366
Methode Electronics, Inc.	6,142	288,244
MTS Systems Corp.	2,456	167,106
Multi-Fineline Electronix, Inc. (I)	1,537	38,517
Murata Manufacturing Company, Ltd.	29,700	4,813,898
National Instruments Corp.	26,575	794,858
Newport Corp. (I)	6,660	125,807
Nippon Electric Glass Company, Ltd.	58,000	306,632
Omron Corp.	29,900	1,385,642
OSI Systems, Inc. (I)	3,266	235,936
Park Electrochemical Corp.	3,502	75,223
PC Connection, Inc.	1,648	41,068
Plexus Corp. (I)	5,564	253,051
RealD, Inc. (I)	6,466	81,601
Rofin-Sinar Technologies, Inc. (I)	4,670	132,862
Rogers Corp. (I)	2,936	212,126
Samsung Electro-Mechanics Company, Ltd.	5,386	267,524
Samsung SDI Company, Ltd.	5,054	556,080
Sanmina Corp. (I)	13,430	290,894
ScanSource, Inc. (I)	4,642	180,574
Shimadzu Corp.	35,000	462,650
Simplo Technology Company, Ltd.	22,900	105,135
SYNNEX Corp.	4,576	378,298
Synnex Technology International Corp.	104,000	154,019
TDK Corp.	18,000	1,436,186
TE Connectivity, Ltd.	73,863	5,096,547
Tech Data Corp. (I)	10,043	633,914
TPK Holding Company, Ltd.	23,887	158,414
Trimble Navigation, Ltd. (I)	68,041	1,594,881
TTM Technologies, Inc. (I)	8,745	86,401
Unimicron Technology Corp.	101,000	54,879
Universal Display Corp. (I)(L)	6,578	353,304
Vishay Intertechnology, Inc.	35,643	464,072
130

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Vishay Precision Group, Inc. (I)	2,566	$33,871
WPG Holdings Company, Ltd.	131,000	168,460
Yaskawa Electric Corp.	33,400	466,771
Yokogawa Electric Corp.	31,500	372,309
Zebra Technologies Corp., Class A (I)	13,369	1,465,777
Zhen Ding Technology Holding, Ltd.	24,317	86,128
		71,113,589
Internet software and services - 2.1%
Actua Corp. (I)	6,635	84,331
Akamai Technologies, Inc. (I)	32,521	2,480,377
Angie’s List, Inc. (I)(L)	7,150	44,831
AOL, Inc. (I)	20,586	1,029,506
Bankrate, Inc. (I)	11,137	135,871
Bazaarvoice, Inc. (I)(L)	8,270	47,304
Benefitfocus, Inc. (I)(L)	808	28,991
Blucora, Inc. (I)	7,142	113,272
Borderfree, Inc. (I)	1,299	18,173
Box, Inc., Class A (I)(L)	2,279	40,202
Brightcove, Inc. (I)	5,391	38,007
Carbonite, Inc. (I)	3,014	33,094
ChannelAdvisor Corp. (I)	3,417	38,305
Cimpress NV (I)(L)	5,393	443,952
comScore, Inc. (I)	5,668	320,695
Constant Contact, Inc. (I)	5,144	140,225
Cornerstone OnDemand, Inc. (I)	8,739	272,045
Coupons.com, Inc. (I)	2,018	25,205
Cvent, Inc. (I)(L)	2,897	76,365
Daum Communications Corp.	2,299	242,939
Dealertrack Technologies, Inc. (I)	8,778	366,043
Demandware, Inc. (I)	4,898	305,047
DHI Group, Inc. (I)	6,266	53,073
EarthLink Holdings Corp.	16,753	116,266
eBay, Inc. (I)	200,218	12,285,376
Endurance International
Group Holdings, Inc. (I)	4,961	100,857
Envestnet, Inc. (I)	5,576	244,285
Equinix, Inc.	10,271	2,753,347
Facebook, Inc., Class A (I)	381,706	30,227,298
Gogo, Inc. (I)(L)	9,174	196,324
Google, Inc., Class A (I)	51,925	28,315,741
Google, Inc., Class C (I)	52,174	27,762,307
GrubHub, Inc. (I)	1,379	55,601
GTT Communications, Inc. (I)	2,650	58,380
Hortonworks, Inc. (I)(L)	1,292	33,941
Internap Corp. (I)	8,965	87,319
IntraLinks Holdings, Inc. (I)	6,314	67,118
j2 Global, Inc.	7,733	513,549
Kakaku.com, Inc.	21,300	330,533
Limelight Networks, Inc. (I)	10,367	45,304
Liquidity Services, Inc. (I)	4,136	41,029
LivePerson, Inc. (I)	9,222	88,255
LogMeIn, Inc. (I)	3,974	252,230
Marchex, Inc., Class B	6,531	31,741
Marin Software, Inc. (I)	5,374	30,578
Marketo, Inc. (I)	4,253	126,867
Millennial Media, Inc. (I)(L)	16,315	27,246
Mixi, Inc.	5,500	233,912
Monster Worldwide, Inc. (I)	15,199	92,258
NAVER Corp.	2,566	1,406,405
New Relic, Inc. (I)	1,027	33,614
NIC, Inc.	10,914	183,901
Q2 Holdings, Inc. (I)	1,880	44,575

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
QuinStreet, Inc. (I)	5,900	$34,987
Rackspace Hosting, Inc. (I)	30,830	1,235,975
RealNetworks, Inc. (I)	5,384	29,989
Reis, Inc.	1,711	37,163
RetailMeNot, Inc. (I)	5,156	103,945
Rocket Fuel, Inc. (I)(L)	3,131	25,956
SciQuest, Inc. (I)	4,545	69,357
Shutterstock, Inc. (I)	2,491	159,399
SPS Commerce, Inc. (I)	2,674	173,863
Stamps.com, Inc. (I)	2,324	156,382
TechTarget, Inc. (I)	2,893	26,760
Tencent Holdings, Ltd.	529,800	10,565,754
Textura Corp. (I)(L)	3,117	90,736
Travelzoo, Inc. (I)	1,522	18,355
Tremor Video, Inc. (I)(L)	6,734	18,114
TrueCar, Inc. (I)	1,267	17,523
United Internet AG (L)	13,738	641,693
VeriSign, Inc. (I)	19,065	1,204,717
Web.com Group, Inc. (I)	8,556	193,965
WebMD Health Corp. (I)	6,357	291,786
Wix.com, Ltd. (I)	2,296	57,193
XO Group, Inc. (I)	4,374	71,034
Xoom Corp. (I)(L)	4,957	93,241
Yahoo Japan Corp.	208,300	929,773
Yahoo!, Inc. (I)	158,306	6,796,868
		135,208,538
IT services - 2.4%
Accenture PLC, Class A	114,220	10,969,689
Acxiom Corp. (I)	33,076	548,069
Alliance Data Systems Corp. (I)	11,422	3,404,099
Amadeus IT Holding SA, A Shares	38,008	1,729,122
AtoS (L)	9,068	695,992
Automatic Data Processing, Inc.	86,407	7,388,663
Blackhawk Network Holdings, Inc. (I)	8,653	297,663
Broadridge Financial Solutions, Inc.	31,730	1,719,131
CACI International, Inc., Class A (I)	3,781	323,729
Cap Gemini SA	16,046	1,391,055
Cardtronics, Inc. (I)	7,281	265,757
Cass Information Systems, Inc.	1,516	75,588
CGI Group, Inc., Class A (I)	25,449	1,078,042
Ciber, Inc. (I)	10,076	33,855
Cielo SA	52,179	655,042
Cognizant Technology
Solutions Corp., Class A (I)	110,852	7,174,341
Computer Sciences Corp.	25,668	1,760,825
Computer Task Group, Inc.	3,457	25,686
Computershare, Ltd.	34,434	337,884
Convergys Corp.	42,477	1,054,704
CoreLogic, Inc. (I)	23,573	918,876
CSG Systems International, Inc.	5,581	174,071
Datalink Corp. (I)	3,535	32,663
DST Systems, Inc.	7,501	888,118
EPAM Systems, Inc. (I)	5,759	414,130
Euronet Worldwide, Inc. (I)	8,286	495,503
EVERTEC, Inc.	10,735	238,639
ExlService Holdings, Inc. (I)	5,349	192,029
Fidelity National Information Services, Inc.	51,855	3,251,309
Fiserv, Inc. (I)	43,420	3,480,113
Forrester Research, Inc.	1,848	62,850
Fujitsu, Ltd.	273,000	1,526,634
Gartner, Inc. (I)	22,977	2,010,028
Global Cash Access Holdings, Inc. (I)	10,602	81,953
Global Payments, Inc.	17,605	1,837,610
131

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Heartland Payment Systems, Inc.	5,816	$310,865
Higher One Holdings, Inc. (I)	6,347	18,025
IBM Corp.	167,142	28,355,640
iGATE Corp. (I)	5,985	284,347
Information Services Group, Inc.	7,405	28,287
Infosys, Ltd., ADR (L)	62,108	1,979,382
Itochu Techno-Solutions Corp.	7,000	164,904
Jack Henry & Associates, Inc.	21,469	1,397,203
Leidos Holdings, Inc.	16,334	694,195
Lionbridge Technologies, Inc. (I)	10,966	60,532
Luxoft Holding, Inc. (I)	1,228	65,735
ManTech International Corp., Class A	3,983	113,436
MasterCard, Inc., Class A	177,496	16,375,781
MAXIMUS, Inc.	28,225	1,845,068
ModusLink Global Solutions, Inc. (I)	8,044	27,752
MoneyGram International, Inc. (I)	5,300	51,516
NeuStar, Inc., Class A (I)(L)	23,732	648,358
Nomura Research Institute, Ltd.	16,500	631,415
NTT Data Corp.	18,500	819,282
Otsuka Corp.	7,000	339,186
Paychex, Inc.	59,457	2,937,770
Perficient, Inc. (I)	5,848	110,644
PRGX Global, Inc. (I)	5,857	24,892
Samsung SDS Co., Ltd.	2,484	749,340
Science Applications International Corp.	16,729	886,637
ServiceSource International, Inc. (I)	12,461	54,579
SK C&C Company, Ltd.	1,828	410,454
Sonda SA	40,960	94,363
Sykes Enterprises, Inc. (I)	6,486	157,156
Syntel, Inc. (I)	5,035	239,213
TeleTech Holdings, Inc.	2,912	74,023
Teradata Corp. (I)	26,193	1,019,955
The Hackett Group, Inc.	4,458	52,738
The Western Union Company	94,841	2,081,760
Total System Services, Inc.	29,904	1,232,045
Unisys Corp. (I)	8,383	172,187
VeriFone Systems, Inc. (I)	29,860	1,139,756
Virtusa Corp. (I)	4,269	194,240
Visa, Inc., Class A	352,726	24,225,222
WEX, Inc. (I)	16,455	1,865,832
Wipro, Ltd., ADR (L)	31,697	382,583
Xerox Corp.	190,131	2,171,296
		151,021,056
Semiconductors and semiconductor equipment - 2.3%
Advanced Energy Industries, Inc. (I)	6,688	190,742
Advanced Micro Devices, Inc. (I)(L)	165,290	376,861
Advanced Semiconductor Engineering, Inc.	539,095	768,820
Advantest Corp.	23,500	279,181
Alpha & Omega Semiconductor, Ltd. (I)	4,569	37,466
Altera Corp.	54,713	2,672,730
Ambarella, Inc. (I)(L)	4,640	418,574
Amkor Technology, Inc. (I)	14,008	94,694
Analog Devices, Inc.	56,660	3,850,614
Applied Materials, Inc.	223,415	4,497,344
Applied Micro Circuits Corp. (I)	12,596	80,488
ARM Holdings PLC	119,669	2,116,750
ASM Pacific Technology, Ltd.	27,700	287,136
ASML Holding NV	68,599	7,678,543
Atmel Corp.	109,277	969,287
Avago Technologies, Ltd.	46,655	6,908,206
Axcelis Technologies, Inc. (I)	18,690	59,808
Broadcom Corp., Class A	99,109	5,634,347
Brooks Automation, Inc.	11,059	124,303

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cabot Microelectronics Corp. (I)	3,882	$179,271
Cascade Microtech, Inc. (I)	2,286	36,599
Cavium, Inc. (I)	8,552	601,804
CEVA, Inc. (I)	3,477	71,418
Cirrus Logic, Inc. (I)	10,023	378,368
Cohu, Inc.	4,346	58,280
Cree, Inc. (I)(L)	29,306	887,386
Cypress Semiconductor Corp. (I)	136,949	1,880,310
Diodes, Inc. (I)	5,904	156,338
DSP Group, Inc. (I)	3,897	43,568
Entegris, Inc. (I)	22,632	315,264
Epistar Corp.	81,000	130,329
Exar Corp. (I)	6,466	70,221
Fairchild Semiconductor International, Inc. (I)	49,649	989,008
First Solar, Inc. (I)	13,468	669,494
FormFactor, Inc. (I)	9,471	88,175
GCL-Poly Energy Holdings, Ltd. (I)	1,036,000	276,077
Hanergy Solar Group, Ltd. (I)(L)	1,136,000	318,074
Hermes Microvision, Inc.	3,000	235,542
Infineon Technologies AG	126,239	1,648,624
Inotera Memories, Inc. (I)	204,000	238,922
Inphi Corp. (I)	5,116	122,477
Integrated Device Technology, Inc. (I)	60,456	1,430,087
Integrated Silicon Solution, Inc.	5,266	108,058
Intel Corp.	861,131	29,674,574
Intersil Corp., Class A	55,195	745,133
IXYS Corp.	4,222	51,466
Kinsus Interconnect Technology Corp.	22,000	66,561
KLA-Tencor Corp.	29,583	1,764,922
Kopin Corp. (I)	11,348	39,491
Lam Research Corp.	28,970	2,382,783
Lattice Semiconductor Corp. (I)	19,489	122,001
Linear Technology Corp.	43,490	2,080,997
M/A-COM Technology
Solutions Holdings, Inc. (I)	2,180	83,189
MaxLinear, Inc., Class A (I)	8,380	83,968
MediaTek, Inc.	121,674	1,636,964
Micrel, Inc.	7,332	102,061
Microchip Technology, Inc. (L)	36,635	1,799,878
Micron Technology, Inc. (I)	195,892	5,471,264
Microsemi Corp. (I)	15,364	559,096
MKS Instruments, Inc.	8,709	328,416
Monolithic Power Systems, Inc.	6,213	339,230
Nanometrics, Inc. (I)	3,914	60,824
Novatek Microelectronics Corp.	51,000	276,988
NVE Corp.	927	66,586
NVIDIA Corp.	93,897	2,077,941
OmniVision Technologies, Inc. (I)	9,043	243,799
PDF Solutions, Inc. (I)	5,218	83,123
Pericom Semiconductor Corp.	3,685	48,237
Phison Electronics Corp.	12,000	115,627
Photronics, Inc. (I)	11,186	112,867
PMC-Sierra, Inc. (I)	28,179	255,865
Power Integrations, Inc.	4,945	251,008
Powertech Technology, Inc.	58,000	123,270
Qorvo, Inc. (I)	62,242	5,113,180
QuickLogic Corp. (I)	11,894	18,079
Radiant Opto-Electronics Corp.	36,605	133,761
Rambus, Inc. (I)	18,554	283,691
Realtek Semiconductor Corp.	37,571	114,272
Rohm Company, Ltd.	14,100	993,642
Rudolph Technologies, Inc. (I)	5,442	69,331
132

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Semiconductor
Manufacturing International Corp. (I)	2,592,000	$295,333
Semtech Corp. (I)	28,485	608,440
Silicon Laboratories, Inc. (I)	17,301	959,167
Siliconware Precision Industries Company	254,000	417,787
SK Hynix, Inc.	53,365	2,452,271
Skyworks Solutions, Inc.	34,697	3,794,464
STMicroelectronics NV	71,978	613,376
SunEdison, Inc. (I)	66,157	1,982,725
Synaptics, Inc. (I)	5,823	580,204
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,125,000	10,108,704
Teradyne, Inc.	57,174	1,209,230
Tessera Technologies, Inc.	8,629	332,648
Texas Instruments, Inc.	190,389	10,646,553
Tokyo Electron, Ltd.	25,200	1,619,583
Transcend Information, Inc.	16,000	61,412
Ultra Clean Holdings, Inc. (I)	5,110	33,062
Ultratech, Inc. (I)	4,522	90,169
United Microelectronics Corp.	1,041,000	470,672
Vanguard International Semiconductor Corp.	67,000	108,666
Veeco Instruments, Inc. (I)	6,567	198,849
Xcerra Corp. (I)	8,611	66,477
Xilinx, Inc.	47,538	2,254,252
		144,657,717
Software - 2.8%
ACI Worldwide, Inc. (I)	48,946	1,165,404
Adobe Systems, Inc. (I)	86,527	6,843,420
Advent Software, Inc.	20,159	882,158
American Software, Inc., Class A	4,770	41,928
ANSYS, Inc. (I)	23,634	2,103,426
Aspen Technology, Inc. (I)	14,991	641,615
Autodesk, Inc. (I)	41,225	2,232,334
AVG Technologies NV (I)	5,622	137,851
Barracuda Networks, Inc. (I)	1,258	49,490
Blackbaud, Inc.	7,514	385,168
Bottomline Technologies, Inc. (I)	6,522	171,724
BroadSoft, Inc. (I)	4,689	171,195
CA, Inc.	57,996	1,765,978
Cadence Design Systems, Inc. (I)	76,743	1,518,744
Callidus Software, Inc. (I)	8,919	127,720
CDK Global, Inc.	42,239	2,250,916
Citrix Systems, Inc. (I)	29,066	1,889,581
COLOPL, Inc. (L)	7,200	148,538
CommVault Systems, Inc. (I)	18,763	833,640
Comverse, Inc. (I)	3,772	90,792
Constellation Software, Inc.	2,104	861,158
Cyan, Inc. (I)	5,015	26,529
Dassault Systemes SA (L)	14,366	1,120,980
Digimarc Corp. (L)	1,430	44,173
Ebix, Inc. (L)	4,579	163,012
Electronic Arts, Inc. (I)	56,544	3,548,419
Ellie Mae, Inc. (I)	4,542	287,145
EnerNOC, Inc. (I)	4,423	42,549
Epiq Systems, Inc.	5,272	88,411
ePlus, Inc. (I)	832	64,605
FactSet Research Systems, Inc.	10,183	1,681,926
Fair Isaac Corp.	13,436	1,178,606
Fleetmatics Group PLC (I)	6,026	251,947
Fortinet, Inc. (I)	37,239	1,491,794
Gemalto NV (L)	15,525	1,356,089
Gigamon, Inc. (I)	3,967	122,025
Globant SA (I)	1,190	30,988

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Glu Mobile, Inc. (I)	14,808	$95,956
Guidance Software, Inc. (I)	3,845	26,223
Guidewire Software, Inc. (I)	11,057	535,712
Gungho Online Entertainment, Inc. (L)	59,300	217,703
HubSpot, Inc. (I)	935	47,498
Imperva, Inc. (I)	4,207	255,828
Infoblox, Inc. (I)	9,271	240,953
Informatica Corp. (I)	28,729	1,390,484
Interactive Intelligence Group, Inc. (I)	2,712	117,240
Intuit, Inc.	50,319	5,240,724
Jive Software, Inc. (I)	8,036	45,243
Kingsoft Corp., Ltd.	67,000	267,767
Konami Corp.	14,700	274,186
Manhattan Associates, Inc. (I)	12,286	673,887
Mentor Graphics Corp.	41,378	1,080,380
Microsoft Corp.	1,491,690	69,900,593
MicroStrategy, Inc., Class A (I)	1,473	259,219
Model N, Inc. (I)	3,720	43,003
Monotype Imaging Holdings, Inc.	6,434	166,898
NCSoft Corp.	1,370	243,070
NetScout Systems, Inc. (I)(L)	5,970	239,278
Nexon Company, Ltd.	19,000	255,674
NICE-Systems, Ltd.	6,536	410,885
Nintendo Company, Ltd.	15,600	2,631,715
Open Text Corp.	14,241	606,582
Oracle Corp.	582,885	25,349,669
Oracle Corp. Japan	5,600	241,264
Paycom Software, Inc. (I)	1,048	36,428
Pegasystems, Inc.	5,878	128,493
Progress Software Corp. (I)	8,499	223,779
Proofpoint, Inc. (I)	6,336	374,648
PROS Holdings, Inc. (I)	3,787	72,900
PTC, Inc. (I)	30,172	1,245,198
QAD, Inc., Class A	1,318	31,500
Qlik Technologies, Inc. (I)	14,579	527,322
Qualys, Inc. (I)	3,271	133,195
Rally Software Development Corp. (I)	4,196	81,486
RealPage, Inc. (I)	8,594	156,926
Red Hat, Inc. (I)	33,353	2,577,186
Rosetta Stone, Inc. (I)	4,141	31,554
Rovi Corp. (I)	24,137	404,536
Salesforce.com, Inc. (I)	110,017	8,003,737
SAP SE	102,953	7,643,654
Sapiens International Corp. NV (L)	4,418	39,983
Seachange International, Inc. (I)	5,775	39,039
Silver Spring Networks, Inc. (I)	5,693	77,823
SolarWinds, Inc. (I)	17,419	826,532
Solera Holdings, Inc.	17,641	870,231
SS&C Technologies Holdings, Inc.	11,041	650,646
Symantec Corp.	124,104	3,056,061
Synchronoss Technologies, Inc. (I)	5,756	253,494
Synopsys, Inc. (I)	40,347	2,012,912
Take-Two Interactive Software, Inc. (I)	13,563	371,219
Tangoe, Inc. (I)	6,370	80,963
TeleCommunication Systems, Inc., Class A (I)	9,117	29,174
Telenav, Inc. (I)	4,835	43,660
The Rubicon Project, Inc. (I)	1,301	22,442
The Sage Group PLC	92,261	802,325
The Ultimate Software Group, Inc. (I)	12,109	1,959,115
TiVo, Inc. (I)	15,867	167,080
Totvs SA	7,626	89,273
Trend Micro, Inc.	15,400	539,541
Tyler Technologies, Inc. (I)	14,151	1,719,063
133

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Varonis Systems, Inc. (I)(L)	884	$17,839
VASCO Data Security International, Inc. (I)(L)	4,791	127,632
Verint Systems, Inc. (I)	9,685	626,329
VirnetX Holding Corp. (I)(L)	6,954	33,449
Zendesk, Inc. (I)	2,142	49,330
Zix Corp. (I)	11,351	52,101
		182,899,410
Technology hardware, storage and peripherals - 3.2%
3D Systems Corp. (I)(L)	27,444	600,200
Acer, Inc. (I)	222,000	132,221
Advantech Company, Ltd.	27,082	217,390
Apple, Inc.	1,059,112	137,981,111
Asustek Computer, Inc.	61,000	599,658
BlackBerry, Ltd. (I)	58,190	571,325
Brother Industries, Ltd.	34,600	539,185
Canon, Inc.	166,100	5,731,820
Catcher Technology Company, Ltd.	56,000	653,715
Chicony Electronics Company, Ltd.	40,169	111,955
Clevo Company	36,000	46,647
Compal Electronics, Inc.	365,000	300,793
Cray, Inc. (I)	6,690	204,580
Diebold, Inc.	16,988	580,650
Dot Hill Systems Corp. (I)	9,999	70,393
Eastman Kodak Company (I)(L)	2,901	55,293
Electronics For Imaging, Inc. (I)	7,572	327,338
EMC Corp.	361,495	9,521,778
Foxconn Technology Company, Ltd.	79,306	278,383
FUJIFILM Holdings Corp.	67,800	2,579,943
Hewlett-Packard Company	330,496	11,038,566
HTC Corp.	61,000	204,145
Immersion Corp. (I)	4,773	57,706
Intevac, Inc. (I)	5,062	27,537
Inventec Corp.	190,695	136,311
Konica Minolta, Inc.	67,500	845,258
Lenovo Group, Ltd.	684,564	1,082,584
Lexmark International, Inc., Class A	15,934	732,645
Lite-On Technology Corp.	188,240	240,979
NCR Corp. (I)	44,285	1,330,764
NEC Corp.	381,000	1,243,109
NetApp, Inc.	56,694	1,893,580
Nimble Storage, Inc. (I)	1,441	37,293
Pegatron Corp.	141,000	419,449
QLogic Corp. (I)	14,081	218,537
Quanta Computer, Inc.	235,000	594,493
Quantum Corp. (I)	35,563	72,549
Ricoh Company, Ltd.	103,700	1,077,422
Samsung Electronics Company, Ltd.	10,108	11,890,791
SanDisk Corp.	38,736	2,648,768
Seagate Technology PLC	59,709	3,322,209
Seiko Epson Corp.	38,000	699,733
Silicon Graphics International Corp. (I)	5,730	36,787
Super Micro Computer, Inc. (I)	5,638	188,647
Violin Memory, Inc. (I)(L)	13,111	43,922
Western Digital Corp.	39,490	3,844,746
Wistron Corp.	191,252	156,442
		205,189,350
		961,811,926
Materials - 4.7%
Chemicals - 2.7%
A. Schulman, Inc.	4,762	203,671
Agrium, Inc.	16,617	1,726,239

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Air Liquide SA	38,726	$4,982,528
Air Products & Chemicals, Inc.	35,068	5,146,580
Air Water, Inc.	22,000	393,997
Airgas, Inc.	12,191	1,242,751
Akzo Nobel NV	48,087	3,656,363
Albemarle Corp.	29,444	1,771,057
American Vanguard Corp.	5,279	72,745
Arkema SA	7,371	546,634
Asahi Kasei Corp.	185,000	1,636,492
Ashland, Inc.	16,730	2,131,402
Axiall Corp.	11,359	428,348
Balchem Corp.	5,003	282,469
BASF SE	102,631	9,521,554
Cabot Corp.	16,729	693,752
Calgon Carbon Corp.	8,646	179,491
CF Industries Holdings, Inc.	8,713	2,752,262
Chase Corp.	857	34,906
Chemtura Corp. (I)	10,959	304,222
Croda International PLC	11,638	520,074
Cytec Industries, Inc.	18,714	1,132,010
Daicel Corp.	40,100	519,735
E.I. du Pont de Nemours & Company	164,630	11,690,376
Eastman Chemical Company	27,036	2,075,554
Ecolab, Inc.	48,971	5,614,525
EMS-Chemie Holding AG	937	398,896
Ferro Corp. (I)	11,678	177,155
Flotek Industries, Inc. (I)	8,972	103,088
FMC Corp.	24,250	1,386,373
Formosa Chemicals & Fibre Corp.	282,100	689,691
Formosa Plastics Corp.	361,040	885,269
FutureFuel Corp.	3,658	43,896
Givaudan SA (I)	1,058	1,938,274
Grupa Azoty SA	4,560	92,864
Hanwha Chemical Corp.	10,100	172,609
Hanwha Corp.	3,804	147,750
Hawkins, Inc.	1,936	78,911
HB Fuller Company	8,133	342,481
Hitachi Chemical Company, Ltd.	15,200	299,624
Hyosung Corp.	1,996	206,322
Incitec Pivot, Ltd.	120,694	366,487
Indorama Ventures PCL	39,552	29,981
Innophos Holdings, Inc.	3,571	186,085
Innospec, Inc.	3,996	171,348
International Flavors & Fragrances, Inc.	14,688	1,748,460
Intrepid Potash, Inc. (I)	9,196	106,858
Israel Chemicals, Ltd.	50,631	362,033
Johnson Matthey PLC	17,563	941,733
JSR Corp.	26,100	473,711
K&S AG	19,243	627,819
Kaneka Corp.	41,000	298,779
Kansai Paint Company, Ltd.	34,000	585,168
KMG Chemicals, Inc.	1,714	50,923
Koninklijke DSM NV	33,772	1,999,325
Koppers Holdings, Inc.	3,337	86,161
Kraton Performance Polymers, Inc. (I)	5,477	130,079
Kronos Worldwide, Inc.	3,449	42,078
Kumho Petrochemical Company, Ltd.	1,316	93,203
Kuraray Company, Ltd.	50,500	660,554
Lanxess AG	10,213	567,868
LG Chem, Ltd.	4,242	950,195
Linde AG	20,754	3,987,768
Lotte Chemical Corp.	1,382	292,555
LSB Industries, Inc. (I)	3,166	134,650
134

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
LyondellBasell Industries NV, Class A	72,013	$7,280,475
Methanex Corp. (L)	10,638	590,411
Mexichem SAB de CV	64,800	196,560
Minerals Technologies, Inc.	14,715	990,467
Mitsubishi Chemical Holdings Corp.	198,600	1,245,597
Mitsubishi Gas & Chemicals Company, Inc.	57,000	330,088
Mitsui Chemicals, Inc.	120,000	389,997
Monsanto Company	87,875	10,279,618
Nan Ya Plastics Corp.	414,210	978,062
NewMarket Corp.	2,777	1,278,559
Nippon Paint Company, Ltd.	21,500	663,965
Nitto Denko Corp.	22,900	1,773,198
Novozymes A/S, B Shares	27,048	1,299,824
OCI Company, Ltd.	1,602	135,848
OCI NV (I)	16,482	485,643
Olin Corp.	33,114	968,253
OM Group, Inc.	5,072	134,611
OMNOVA Solutions, Inc. (I)	6,317	47,441
Orica, Ltd.	27,157	452,118
Petkim Petrokimya Holding AS (I)	18,139	25,262
Petronas Chemicals Group BHD	240,745	410,452
PolyOne Corp.	37,791	1,469,692
Potash Corp. of Saskatchewan, Inc.	101,372	3,190,495
PPG Industries, Inc.	24,738	5,662,281
Praxair, Inc.	52,511	6,451,501
PTT Global Chemical PCL	120,611	234,840
Quaker Chemical Corp.	2,151	183,652
Rentech, Inc. (I)	42,477	50,123
RPM International, Inc.	35,113	1,756,703
Senomyx, Inc. (I)(L)	7,338	41,606
Sensient Technologies Corp.	20,508	1,388,392
Shin-Etsu Chemical Company, Ltd.	60,100	3,657,798
Sigma-Aldrich Corp.	21,717	3,025,178
Sika AG	246	846,350
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	364,099	177,931
Solvay SA	6,905	954,979
Stepan Company	3,122	160,658
Sumitomo Chemical Company, Ltd.	218,000	1,266,264
Symrise AG	13,760	877,293
Syngenta AG	10,657	4,849,326
Synthos SA	39,995	50,832
Taiwan Fertilizer Company, Ltd.	65,000	112,803
Taiyo Nippon Sanso Corp. (L)	22,100	272,291
Teijin, Ltd.	137,000	509,551
The Dow Chemical Company	197,880	10,303,612
The Israel Corp., Ltd.	307	109,600
The Mosaic Company	56,555	2,593,047
The Scotts Miracle-Gro Company, Class A	11,662	714,414
The Sherwin-Williams Company	14,666	4,226,448
The Valspar Corp.	19,624	1,637,819
Toray Industries, Inc.	215,000	1,785,130
Trecora Resources (I)	3,593	49,368
Tredegar Corp.	4,049	80,373
Trinseo SA (I)	1,888	55,148
Tronox, Ltd., Class A	10,071	169,797
Umicore SA	11,303	555,078
Yara International ASA	20,119	1,013,682
Zep, Inc.	3,888	77,604
		171,634,869
Construction materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	126,710	529,064

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Asia Cement Corp.	194,796	$246,617
BBMG Corp., H Shares	120,000	134,011
Boral, Ltd.	57,139	272,389
Cementos Argos SA	36,320	132,021
Cemex Latam Holdings SA (I)	14,416	71,197
Cemex SAB de CV (I)	878,568	821,006
China National Building Material
Company, Ltd., H Shares	296,000	314,672
China Resources Cement Holdings, Ltd.	202,000	123,843
CRH PLC	135,534	3,796,232
Eagle Materials, Inc.	13,199	1,101,853
Grupo Argos SA	26,426	169,770
Headwaters, Inc. (I)	11,965	227,096
HeidelbergCement AG	15,764	1,280,426
Holcim, Ltd. (I)	26,260	2,073,306
Imerys SA	3,858	288,447
Indocement Tunggal Prakarsa Tbk PT	107,820	182,313
James Hardie Industries, Ltd.	32,734	439,185
Lafarge Malayan Cement BHD	34,866	90,301
Lafarge SA	21,002	1,479,740
Martin Marietta Materials, Inc.	11,264	1,678,449
PPC, Ltd.	44,213	73,889
Semen Gresik Persero Tbk PT	196,992	200,116
Siam Cement PCL	8,054	126,207
Siam Cement PCL (Foreign Registered Shares)	21,037	328,488
Taiheiyo Cement Corp.	172,000	502,493
Taiwan Cement Corp.	287,000	389,552
U.S. Concrete, Inc. (I)	2,315	87,484
Ultratech Cement, Ltd., GDR (L)	2,420	112,739
Vulcan Materials Company	24,068	2,164,435
		19,437,341
Containers and packaging - 0.3%
AEP Industries, Inc. (I)	752	37,623
Amcor, Ltd.	87,977	970,919
AptarGroup, Inc.	16,366	1,043,660
Avery Dennison Corp.	16,474	1,019,905
Ball Corp.	24,993	1,774,253
Bemis Company, Inc.	25,588	1,175,513
Berry Plastics Group, Inc. (I)	14,440	483,307
Graphic Packaging Holding Company	52,503	747,643
Greif, Inc., Class A	8,907	340,158
Klabin SA	28,479	169,821
MeadWestvaco Corp.	30,467	1,539,802
Myers Industries, Inc.	4,254	73,552
Nampak, Ltd.	48,332	142,407
Owens-Illinois, Inc. (I)	29,672	709,161
Packaging Corp. of America	25,833	1,787,127
Rexam PLC	60,365	515,405
Rock-Tenn Company, Class A	36,733	2,392,788
Sealed Air Corp.	38,227	1,861,655
Silgan Holdings, Inc.	10,912	592,958
Sonoco Products Company	26,435	1,190,104
Toyo Seikan Kaisha, Ltd.	23,900	360,423
		18,928,184
Metals and mining - 1.2%
African Rainbow Minerals, Ltd.	8,814	71,106
Agnico-Eagle Mines, Ltd.	24,116	776,071
AK Steel Holding Corp. (I)(L)	29,189	153,534
Alcoa, Inc.	222,306	2,778,825
Allegheny Technologies, Inc.	19,776	642,720
Allied Nevada Gold Corp. (I)	20,319	2,987
Alumina, Ltd.	184,464	248,054
135

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Aluminum Corp. of China, Ltd., H Shares (I)	404,780	$243,438
Anglo American Platinum, Ltd. (I)	4,377	104,102
Anglo American PLC	119,047	1,865,380
AngloGold Ashanti, Ltd. (I)	34,768	334,443
Antofagasta PLC	33,800	386,548
ArcelorMittal	112,322	1,197,529
Assore, Ltd. (L)	2,833	25,990
Barrick Gold Corp.	142,716	1,689,273
BHP Billiton PLC	180,018	3,795,447
BHP Billiton, Ltd.	234,367	5,226,394
Boliden AB	25,339	544,092
Carpenter Technology Corp.	13,807	563,878
Century Aluminum Company (I)	8,484	94,851
China Steel Corp.	1,018,958	842,749
Cia Siderurgica Nacional SA	42,466	82,099
Coeur Mining, Inc. (I)	22,252	121,273
Commercial Metals Company	49,957	802,809
Compania de Minas Buenaventura SA, ADR	15,600	174,720
Compass Minerals International, Inc.	8,826	760,448
Eldorado Gold Corp.	83,810	403,684
Eregli Demir ve Celik Fabrikalari TAS	81,608	131,111
First Quantum Minerals, Ltd.	68,965	891,731
Fortescue Metals Group, Ltd. (L)	113,517	208,342
Fosun International, Ltd. (L)	154,000	396,163
Franco-Nevada Corp.	17,905	920,878
Freeport-McMoRan, Inc.	189,097	3,715,756
Fresnillo PLC	18,832	218,670
Glencore Xstrata PLC (I)	948,136	4,182,102
Globe Specialty Metals, Inc.	10,569	204,299
Gold Fields, Ltd.	68,743	236,685
Gold Resource Corp.	6,781	19,868
Goldcorp, Inc.	99,698	1,770,129
Grupo Mexico SAB de CV, Series B	262,700	814,599
Handy & Harman, Ltd. (I)	682	21,606
Haynes International, Inc.	2,083	98,213
Hecla Mining Company (I)	59,206	184,131
Hitachi Metals, Ltd.	31,000	513,056
Horsehead Holding Corp. (I)(L)	9,338	115,978
Hyundai Steel Company	6,409	430,511
Iluka Resources, Ltd.	30,566	209,178
Impala Platinum Holdings, Ltd. (I)	47,405	239,405
Industrias Penoles SAB de CV	9,390	166,123
JFE Holdings, Inc.	72,000	1,749,387
Jiangxi Copper Company, Ltd., H Shares	135,925	268,750
Kaiser Aluminum Corp.	2,939	238,441
KGHM Polska Miedz SA	11,568	355,716
Kinross Gold Corp. (I)	128,283	303,274
Kobe Steel, Ltd.	454,000	847,557
Korea Zinc Company, Ltd.	770	347,497
Kumba Iron Ore, Ltd.	5,228	66,705
Lonmin PLC (I)	10,385	22,408
Maruichi Steel Tube, Ltd.	6,900	181,857
Materion Corp.	3,436	127,785
Minera Frisco SAB de CV, Class A1 (I)(L)	47,100	37,744
Mitsubishi Materials Corp.	164,000	647,387
Molycorp, Inc. (I)(L)	31,242	16,561
New Gold, Inc (I)	57,230	185,919
Newcrest Mining, Ltd. (I)	55,642	602,783
Newmont Mining Corp.	90,711	2,470,968
Nippon Steel & Sumitomo Metal Corp.	1,114,002	3,049,802
Noranda Aluminum Holding Corp.	9,576	16,854
Norsk Hydro ASA	147,463	688,670
Nucor Corp.	58,040	2,745,292

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Olympic Steel, Inc.	1,761	$30,888
POSCO	5,999	1,320,859
Randgold Resources, Ltd.	7,550	546,722
Reliance Steel & Aluminum Company	20,362	1,299,096
Rio Tinto PLC	108,455	4,743,218
Rio Tinto, Ltd.	31,845	1,406,984
Royal Gold, Inc.	17,121	1,108,927
RTI International Metals, Inc. (I)	4,994	176,138
Schnitzer Steel Industries, Inc., Class A	4,368	78,231
Silver Wheaton Corp.	46,572	889,422
South32, Ltd. (I)	182,669	301,527
South32, Ltd. (I)	306,212	512,710
Southern Copper Corp. (L)	14,200	426,284
Steel Dynamics, Inc.	63,412	1,383,016
Stillwater Mining Company (I)	19,576	283,656
Sumitomo Metal Mining Company, Ltd.	77,000	1,184,479
SunCoke Energy, Inc.	10,927	177,673
Teck Resources, Ltd.	65,296	759,756
ThyssenKrupp AG	50,593	1,342,863
TimkenSteel Corp.	9,869	293,603
Turquoise Hill Resources, Ltd. (I)	91,080	399,885
United States Steel Corp. (L)	38,242	933,105
Universal Stainless & Alloy Products, Inc. (I)	1,388	25,053
Vale SA	78,872	496,307
Vedanta, Ltd., ADR	20,968	261,261
Voestalpine AG	12,778	531,270
Worthington Industries, Inc.	21,158	575,709
Yamana Gold, Inc.	109,595	393,929
Yamato Kogyo Company, Ltd.	5,600	134,390
Zijin Mining Group Company, Ltd., H Shares	497,529	221,650
		76,830,946
Paper and forest products - 0.2%
Boise Cascade Company (I)	6,353	225,150
Clearwater Paper Corp. (I)	3,102	186,151
Deltic Timber Corp.	1,932	124,691
Domtar Corp.	16,738	723,416
Duratex SA	16,995	42,670
Empresas CMPC SA	108,963	321,953
Fibria Celulose SA	15,356	210,800
International Paper Company	76,907	3,986,090
KapStone Paper and Packaging Corp.	13,683	368,757
Lee & Man Paper Manufacturing, Ltd.	159,000	106,297
Louisiana-Pacific Corp. (I)	60,160	1,088,294
Neenah Paper, Inc.	2,728	164,471
Nine Dragons Paper Holdings, Ltd.	167,000	152,558
Oji Holdings Corp.	117,000	518,784
PH Glatfelter Company	7,114	167,108
Resolute Forest Products, Inc. (I)	10,951	130,864
Sappi, Ltd. (I)	43,936	174,354
Schweitzer-Mauduit International, Inc.	4,963	200,307
Stora Enso OYJ, Series R	57,404	601,613
UPM-Kymmene OYJ	56,000	1,006,392
Wausau Paper Corp.	7,162	70,044
West Fraser Timber Company, Ltd.	7,988	440,509
		11,011,273
		297,842,613
Telecommunication services - 2.7%
Diversified telecommunication services - 2.0%
8x8, Inc. (I)	14,665	122,306
Alibaba Health
Information Technology, Ltd. (I)	252,000	347,499
136

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Asia Pacific Telecom Company, Ltd.	158,000	$64,063
AT&T, Inc.	943,777	32,598,058
Atlantic Tele-Network, Inc.	1,527	102,385
BCE, Inc. (L)	16,406	718,983
Belgacom SA	17,900	621,529
Bezeq The
Israeli Telecommunication Corp., Ltd. (L)	218,705	365,898
BT Group PLC	693,791	4,745,175
CenturyLink, Inc.	103,064	3,425,847
China Communications Services Corp., Ltd.,
H Shares	242,400	132,649
China Telecom Corp., Ltd., H Shares	1,426,396	966,240
China Unicom Hong Kong, Ltd.	614,416	1,041,433
Chunghwa Telecom Company, Ltd.	331,000	1,047,024
Cincinnati Bell, Inc. (I)	34,558	126,482
Cogent Communications Group, Inc.	7,586	238,352
Consolidated Communications Holdings, Inc.	8,190	169,697
Deutsche Telekom AG	354,738	6,119,463
Elisa OYJ, Class A	14,845	455,809
FairPoint Communications, Inc. (I)	3,484	70,307
Frontier Communications Corp.	181,208	933,221
General Communication, Inc., Class A (I)	5,864	94,234
Globalstar, Inc. (I)	45,777	121,309
Hawaiian Telcom Holdco, Inc. (I)	1,420	35,940
HKT Trust and HKT, Ltd.	301,000	379,626
IDT Corp., Class B	2,713	48,807
Iliad SA	2,937	665,402
inContact, Inc. (I)	10,158	98,736
Inmarsat PLC	36,504	554,646
Inteliquent, Inc.	5,239	92,364
Intelsat SA (I)(L)	4,541	48,543
Iridium Communications, Inc. (I)(L)	13,037	134,933
Koninklijke KPN NV	627,490	2,274,814
KT Corp. (I)	3,007	78,692
Level 3 Communications, Inc. (I)	52,161	2,893,892
LG Uplus Corp.	20,527	172,295
Lumos Networks Corp.	3,305	47,162
magicJack VocalTec, Ltd. (I)(L)	3,197	26,375
Nippon Telegraph & Telephone Corp.	54,900	3,796,861
O2 Czech Republic AS	7,080	50,449
Orange Polska SA	54,505	151,178
Orange SA	208,389	3,285,035
ORBCOMM, Inc. (I)	10,243	70,062
PCCW, Ltd.	473,000	295,450
Premiere Global Services, Inc. (I)	7,989	80,689
Singapore Telecommunications, Ltd.	739,950	2,260,023
Singapore Telecommunications, Ltd.	175,950	538,587
Swisscom AG	2,670	1,547,785
TDC A/S	91,741	685,128
Telecom Italia SpA (I)	1,425,651	1,753,414
Telecom Italia SpA	850,634	842,082
Telefonica Deutschland Holding AG	66,556	368,344
Telefonica SA	379,953	5,385,588
Telekom Malaysia BHD	98,318	194,981
Telekomunikasi Indonesia Persero Tbk PT	3,500,600	753,795
Telenor ASA	83,620	1,893,192
TeliaSonera AB	240,328	1,418,124
Telkom SA, Ltd. (I)	19,016	108,641
Telstra Corp., Ltd.	312,128	1,480,581
TELUS Corp.	23,257	791,815
TPG Telecom, Ltd.	20,188	138,731
True Corp. PCL (I)	571,900	195,507
Turk Telekomunikasyon AS	30,822	80,415

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	755,600	$37,356,864
Vonage Holdings Corp. (I)	28,144	131,151
Windstream Holdings, Inc. (I)(L)	24,898	202,545
XL Axiata Tbk PT	186,251	60,321
		128,097,528
Wireless telecommunication services - 0.7%
Advanced Info Service PCL	65,700	457,010
America Movil SAB de CV, Series L	2,284,900	2,400,800
Axiata Group BHD	222,553	399,141
Boingo Wireless, Inc. (I)	4,042	36,338
China Mobile, Ltd.	628,970	8,275,770
DiGi.Com BHD	302,220	462,275
ENTEL Chile SA	11,090	131,914
Far EasTone
Telecommunications Company, Ltd. (I)	139,000	330,013
Globe Telecom, Inc.	2,820	161,034
KDDI Corp.	256,200	5,767,234
Leap Wireless International, Inc. (I)	7,912	19,938
Maxis BHD	166,060	311,684
Millicom International Cellular SA	6,174	495,757
MTN Group, Ltd.	141,681	2,510,195
NTELOS Holdings Corp.	3,622	31,330
NTT DOCOMO, Inc.	223,800	4,021,357
Philippine Long Distance Telephone Company	8,300	517,539
RingCentral, Inc., Class A (I)	4,543	77,640
Rogers Communications, Inc., Class B (L)	41,412	1,424,911
Shenandoah Telecommunications Company	4,096	128,737
SK Telecom Company, Ltd.	840	185,691
SoftBank Corp.	140,700	8,375,454
Spok Holdings, Inc.	4,054	70,337
StarHub, Ltd.	69,600	207,458
Taiwan Mobile Company, Ltd.	143,000	503,033
Tele2 AB, B Shares	29,630	348,839
Telephone & Data Systems, Inc.	25,780	765,408
Tim Participacoes SA	52,189	154,292
Tower Bersama Infrastructure Tbk PT	119,600	85,198
Turkcell Iletisim Hizmetleri AS	56,343	245,575
Vodacom Group, Ltd.	31,947	351,728
Vodafone Group PLC	2,259,205	8,831,210
		48,084,840
		176,182,368
Utilities - 3.1%
Electric utilities - 1.5%
ALLETE, Inc.	7,947	400,131
American Electric Power Company, Inc.	89,030	5,011,499
AusNet Services	124,985	145,322
Centrais Eletricas Brasileiras SA	12,031	24,354
CEZ AS	14,235	354,299
Cheung Kong Infrastructure Holdings, Ltd.	71,000	585,219
Chubu Electric Power Company, Inc.	94,400	1,422,954
Cleco Corp.	25,552	1,386,196
CLP Holdings, Ltd.	219,000	1,913,342
CPFL Energia SA	15,556	94,421
Duke Energy Corp.	128,648	9,742,513
Edison International	59,246	3,602,749
EDP - Energias de Portugal SA	253,224	987,873
EDP - Energias do Brasil SA	14,332	47,274
El Paso Electric Company	6,930	252,044
Electricite de France SA (L)	27,189	667,813
Endesa SA	26,488	494,994
Enea SA	20,468	91,524
137

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Enel SpA	929,103	$4,516,125
Energa SA	17,797	108,948
Enersis SA	1,766,079	601,133
Entergy Corp.	32,832	2,510,663
Eversource Energy	57,613	2,837,440
Exelon Corp.	156,345	5,289,151
FirstEnergy Corp.	76,620	2,733,802
Fortis, Inc.	31,684	967,641
Fortum OYJ	46,249	879,916
Great Plains Energy, Inc.	40,472	1,055,105
Hawaiian Electric Industries, Inc.	26,964	823,481
Hokuriku Electric Power Company	24,700	374,028
Iberdrola SA	438,904	3,033,209
IDACORP, Inc.	21,356	1,270,041
Interconexion Electrica SA ESP	34,784	112,557
Isagen SA ESP	67,927	80,111
Korea Electric Power Corp.	23,541	977,979
Kyushu Electric Power Company, Inc. (I)	62,500	728,309
MGE Energy, Inc.	4,437	171,845
NextEra Energy, Inc.	80,624	8,251,060
OGE Energy Corp.	52,370	1,649,655
Otter Tail Corp.	5,837	157,716
Pepco Holdings, Inc.	46,033	1,254,399
PGE Polska Grupa Energetyczna SA	69,971	383,825
Pinnacle West Capital Corp.	19,923	1,213,709
PNM Resources, Inc.	33,951	902,757
Portland General Electric Company	12,611	440,881
Power Assets Holdings, Ltd.	161,000	1,540,584
PPL Corp.	121,287	4,209,872
Red Electrica Corp. SA	9,076	762,898
Reliance Infrastructure, Ltd., GDR (S)	1,952	37,534
Shikoku Electric Power Company, Inc.	26,100	384,964
SSE PLC	84,088	2,141,366
Tauron Polska Energia SA	92,322	117,353
Tenaga Nasional BHD	289,536	1,054,175
Terna Rete Elettrica Nazionale SpA	212,863	1,016,444
The Chugoku Electric Power Company, Inc.	43,600	660,008
The Empire District Electric Company (L)	7,318	170,802
The Kansai Electric Power Company, Ltd. (I)	103,100	1,140,748
The Southern Company	165,441	7,228,117
Tohoku Electric Power Company, Inc.	66,300	926,817
Tokyo Electric Power Company, Inc. (I)	212,000	1,205,877
Transmissora Alianca de Energia Eletrica SA	4,655	30,081
UIL Holdings Corp.	9,181	465,385
Unitil Corp.	2,913	98,576
Westar Energy, Inc.	34,690	1,272,082
Xcel Energy, Inc.	92,019	3,133,247
		98,146,937
Gas utilities - 0.3%
AGL Resources, Inc.	21,784	1,097,260
APA Group, Ltd.	81,343	578,122
Atmos Energy Corp.	26,463	1,429,531
Chesapeake Utilities Corp.	2,454	129,154
China Gas Holdings, Ltd.	206,000	354,213
China Resources Gas Group, Ltd.	92,000	282,979
Enagas SA	16,832	483,775
ENN Energy Holdings, Ltd.	78,000	522,804
GAIL India, Ltd., GDR	2,997	111,388
GAIL India, Ltd., GDR	500	18,600
Gas Natural SDG SA	29,680	729,549
Hong Kong & China Gas Company, Ltd.	729,719	1,757,392
Korea Gas Corp.	2,658	124,546
National Fuel Gas Company	22,124	1,421,467

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
New Jersey Resources Corp.	13,663	$410,846
Northwest Natural Gas Company	4,440	198,468
ONE Gas, Inc.	22,086	979,072
Osaka Gas Company, Ltd.	275,000	1,098,478
Perusahaan Gas Negara Persero Tbk PT	728,769	236,290
Petronas Gas BHD	58,499	349,344
Piedmont Natural Gas Company, Inc. (L)	12,618	470,525
Questar Corp.	46,074	1,045,880
Snam SpA	296,486	1,468,498
South Jersey Industries, Inc.	10,756	283,851
Southwest Gas Corp.	7,568	412,153
The Laclede Group, Inc.	7,018	375,533
Toho Gas Company, Ltd.	60,000	372,985
Tokyo Gas Company, Ltd.	340,000	1,875,070
UGI Corp.	45,362	1,696,539
WGL Holdings, Inc.	21,444	1,233,888
		21,548,200
Independent power and renewable electricity producers - 0.2%
Abengoa Yield PLC (L)	4,619	177,554
Aboitiz Power Corp.	125,400	120,793
AES Corp.	117,614	1,599,550
AES Gener SA	213,191	130,348
Atlantic Power Corp.	19,669	58,024
CGN Power Company, Ltd., H Shares (I)(S)	550,000	342,045
China Longyuan Power Group Corp., H Shares	309,000	380,802
China Resources Power
Holdings Company, Ltd.	196,532	544,684
Colbun SA	685,416	204,748
Datang International Power Generation
Company, Ltd., H Shares	257,136	150,237
Dynegy, Inc. (I)	19,988	646,412
Electric Power Development Company, Ltd.	21,100	730,892
Empresa Nacional de Electricidad SA	297,838	445,609
Enel Green Power SpA	246,816	467,610
Energy Development Corp.	803,000	142,202
Glow Energy PCL	33,700	89,660
Huadian Power International Corp., H Shares	170,000	196,068
Huaneng Power International, Inc., H Shares	362,564	483,864
Meridian Energy Ltd.	128,359	210,358
NRG Energy, Inc.	61,436	1,548,187
NRG Yield, Inc., Class A (L)	3,955	104,808
NRG Yield, Inc., Class C (I)(L)	3,955	107,062
Ormat Technologies, Inc.	5,433	201,564
Pattern Energy Group, Inc.	7,276	206,929
Terraform Power, Inc., Class A	4,575	183,595
Tractebel Energia SA	10,247	108,860
TransAlta Corp. (L)	31,774	275,940
Vivint Solar, Inc. (I)(L)	3,334	48,010
		9,906,415
Multi-utilities - 1.0%
AGL Energy, Ltd.	49,192	608,794
Alliant Energy Corp.	29,124	1,785,301
Ameren Corp.	44,153	1,776,275
ATCO, Ltd.	8,785	307,362
Avista Corp.	9,901	316,832
Black Hills Corp.	19,077	911,499
Canadian Utilities, Ltd., Class A	14,147	420,110
CenterPoint Energy, Inc.	78,233	1,593,606
Centrica PLC	423,186	1,793,017
CMS Energy Corp.	50,140	1,711,780
Consolidated Edison, Inc.	53,268	3,294,093
Dominion Resources, Inc.	106,935	7,541,056
138

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
DTE Energy Company	32,235	$2,553,979
E.ON SE (L)	223,707	3,291,860
GDF Suez	162,709	3,279,805
Integrys Energy Group, Inc.	14,341	1,031,261
MDU Resources Group, Inc.	51,042	1,068,819
National Grid PLC	320,558	4,590,036
NiSource, Inc.	57,528	2,714,171
NorthWestern Corp.	7,681	399,566
PG&E Corp.	86,626	4,631,892
Public Service Enterprise Group, Inc.	92,043	3,923,793
RWE AG	54,717	1,279,313
SCANA Corp.	25,987	1,381,469
Sempra Energy	42,108	4,525,347
Suez Environnement Company	33,403	643,519
TECO Energy, Inc.	42,927	809,174
Vectren Corp.	21,683	923,045
Veolia Environnement SA	47,420	987,154
Wisconsin Energy Corp. (L)	41,052	1,981,991
YTL Corp. BHD	361,217	156,608
YTL Power International BHD	127,163	54,762
		62,287,289
Water utilities - 0.1%
Aguas Andinas SA, Class A	217,378	124,365
American States Water Company	6,428	247,028
Aqua America, Inc.	46,421	1,221,801
Beijing Enterprises Water Group, Ltd. (I)	448,000	377,373
California Water Service Group	7,888	188,444
Cia de Saneamento Basico do Estado de
Sao Paulo	21,040	122,491
Connecticut Water Service, Inc.	2,339	82,450
Guangdong Investment, Ltd.	256,780	359,170
Middlesex Water Company	2,283	49,838
Severn Trent PLC	20,537	690,546
SJW Corp.	2,709	81,595
United Utilities Group PLC	58,444	890,496
York Water Company	1,900	42,484
		4,478,081
		196,366,922
TOTAL COMMON STOCKS (Cost $4,740,082,417)		$6,075,397,539

PREFERRED SECURITIES - 0.3%
Consumer discretionary - 0.1%
Bayerische Motoren Werke AG	6,071	513,250
Hyundai Motor Company, Ltd.	2,091	220,229
Hyundai Motor Company, Ltd., 2nd Preferred	3,416	372,262
Lojas Americanas SA	31,105	157,951
Porsche Automobil Holding SE	17,125	1,514,466
Volkswagen AG	18,168	4,415,151
		7,193,309
Consumer staples - 0.1%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	8,656	232,679
Embotelladora Andina SA, B Shares	28,357	90,091
Henkel AG & Company KGaA, 0.800%	19,915	2,383,971
		2,706,741
Energy - 0.0%
Petroleo Brasileiro SA	257,861	997,843
Financials - 0.1%
Banco Bradesco SA	154,794	1,370,473
Banco Davivienda SA	8,920	88,530

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
Banco do Estado do Rio Grande do Sul SA,
B Shares	9,627	$30,153
Bancolombia SA	38,362	392,563
Grupo Aval Acciones y Valores	299,168	151,298
Grupo de Inversiones Suramericana SA	8,534	111,809
Itau Unibanco Holding SA	169,413	1,825,298
Itausa - Investimentos Itau SA	217,892	603,146
		4,573,270
Information technology - 0.0%
Samsung Electronics Company, Ltd.	1,880	1,824,905
Materials - 0.0%
Bradespar SA	13,500	47,199
Braskem SA, A Shares	8,557	34,832
Fuchs Petrolub AG	7,768	341,279
Gerdau SA	53,283	144,984
Grupo Argos SA	10,594	66,971
LG Chem, Ltd.	732	116,840
Metalurgica Gerdau SA	15,676	38,375
Sociedad Quimica y Minera de Chile SA,
B Shares	8,841	172,417
Suzano Papel e Celulose SA, A Shares	20,509	107,363
Usinas Siderurgicas de Minas Gerais SA,
A Shares	20,186	32,310
Vale SA	118,266	622,081
		1,724,651
Telecommunication services - 0.0%
Oi SA	14,477	32,122
Telefonica Brasil SA	21,054	296,354
		328,476
Utilities - 0.0%
AES Tiete SA	5,025	26,810
Centrais Eletricas Brasileiras SA, B Shares	18,804	55,002
Cia Energetica de Minas Gerais	46,348	206,263
Cia Energetica de Sao Paulo, B Shares	11,683	72,563
Cia Paranaense de Energia, B Shares	6,437	66,202
		426,840
TOTAL PREFERRED SECURITIES (Cost $20,984,338)		$19,776,035

EXCHANGE-TRADED FUNDS - 0.5%
iShares MSCI India ETF (L)	603,209	18,434,067
iShares MSCI Russia Capped ETF (I)(L)	337,758	4,914,379
Market Vectors Russia ETF	427,293	8,097,202
TOTAL EXCHANGE-TRADED FUNDS (Cost $31,796,935)		$31,445,648

RIGHTS - 0.0%
Banca Monte Dei Paschi Di Siena Spa
(Expiration Date: 06/12/2015; Strike Price:
1.17 EUR) (I)(L)	50,359	334,068
CETIP SA (Expiration Date: 06/12/2015;
Strike Price 31.73 BRL) (I)	8	4
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	70,775	1,139
Constellation Software, Inc. (Expiration Date:
09/15/2015; Strike Price: 115.00 CAD) (I)	2,043	411
Forest Laboratories, Inc. (Expiration
Date: 06/15/2015) (I)(N)	891	0
Groupe Fnac (I)(N)	4,898	38,140
TOTAL RIGHTS (Cost $689,037)		$373,762
139

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
WARRANTS - 0.0%
Imperial Holdings (Expiration
Date: 04/11/2019) (I)(N)	163	80
Indorama Ventures PCL (Expiration Date:
08/24/2017; Strike Price: THB 36.00) (I)	15,200	1,021
Indorama Ventures PCL (Expiration Date:
08/24/2018; Strike Price: THB 43.00) (I)	11,692	553
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)(L)	2,958	1
Minor International PCL (Expiration Date:
11/03/2017; Strike Price: THB 40.00 ) (I)	11,170	1,388
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	12,375	53,148
TOTAL WARRANTS (Cost $0)		$56,191

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	10,247,347	102,526,755
TOTAL SECURITIES LENDING
COLLATERAL (Cost $102,525,586)		$102,526,755

SHORT-TERM INVESTMENTS - 3.6%
Repurchase agreement - 3.6%
Repurchase Agreement with State Street Corp.
dated 05/29/2015 at 0.000% to be
repurchased at $229,090,000 on 06/01/2015,
collateralized by $230,960,000
U.S. Treasury Bonds, 2.750% - 4.375% due
5/15/2041 - 11/15/2043 (valued at
$233,677,968, including interest)	$229,090,000	$229,090,000
TOTAL SHORT-TERM INVESTMENTS (Cost $229,090,000)		$229,090,000
Total Investments (Strategic Equity Allocation Fund)
(Cost $5,125,168,313) - 100.9%		$6,458,665,930
Other assets and liabilities, net - (0.9%)		(60,207,790)
TOTAL NET ASSETS - 100.0%		$6,398,458,140

Total Return Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 57.0%
U.S. Government - 30.7%
Treasury Inflation Protected Securities
0.125%, 01/15/2022 to 01/15/2023	$100,896,813	$100,651,035
0.250%, 01/15/2025	1,395,660	1,387,701
0.375%, 07/15/2023	19,984,074	20,222,944
0.625%, 07/15/2021	5,656,122	5,871,762
0.750%, 02/15/2042 to 02/15/2045	1,132,340	1,076,621
1.125%, 01/15/2021	3,021,704	3,211,268
1.250%, 07/15/2020	4,005,176	4,304,627
1.375%, 02/15/2044	3,038,820	3,361,695
1.750%, 01/15/2028	50,145,270	57,702,313
2.000%, 01/15/2026	38,061,440	44,359,428
2.375%, 01/15/2025 to 01/15/2027	50,338,778	60,681,892
2.500%, 01/15/2029	19,352,080	24,250,575
3.625%, 04/15/2028	875,754	1,212,714
3.875%, 04/15/2029	9,190,592	13,237,320

Total Return Fund (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds
2.500%, 02/15/2045	$45,000,000	$41,442,210
2.750%, 08/15/2042 to 11/15/2042	34,800,000	33,778,434
2.875%, 05/15/2043	1,400,000	1,392,125
3.000%, 05/15/2042 to 11/15/2044	32,800,000	33,494,068
3.125%, 02/15/2042 to 08/15/2044	59,500,000	62,243,367
3.375%, 05/15/2044 (D)	17,100,000	18,724,500
3.750%, 11/15/2043	2,100,000	2,457,985
4.250%, 05/15/2039	11,300,000	14,105,575
4.375%, 11/15/2039 to 05/15/2040	14,300,000	18,220,806
4.500%, 08/15/2039	12,000,000	15,537,192
4.625%, 02/15/2040	4,200,000	5,544,983
6.125%, 11/15/2027	5,700,000	8,072,180
U.S. Treasury Notes
0.625%, 09/30/2017 (D)	10,000,000	9,975,000
2.000%, 08/31/2021 to 02/15/2025	8,200,000	8,150,905
2.125%, 05/15/2025	35,700,000	35,722,313
2.250%, 11/15/2024	23,800,000	24,077,056
2.375%, 08/15/2024 (D)	2,400,000	2,456,438
2.500%, 05/15/2024	2,900,000	3,001,726
2.750%, 02/15/2024 (D)	2,500,000	2,641,210
		682,569,968
U.S. Government Agency - 26.3%
Federal Home Loan Mortgage Corp.
2.303%, 06/01/2034 (P)	72,970	77,694
2.747%, 01/01/2029 (P)	48,852	51,614
4.000%, TBA (C)	24,000,000	25,590,002
4.000%, 05/01/2029 to 09/01/2035	900,300	970,739
4.195%, 11/01/2035 (P)	76,438	80,191
4.500%, TBA (C)	11,000,000	11,945,948
4.500%, 10/01/2025 to 10/01/2041	466,351	508,337
5.500%, 04/01/2035 to 01/01/2040	1,809,581	2,043,579
6.000%, 03/01/2016 to 05/01/2040	25,121,853	28,659,081
Federal National Mortgage Association
1.336%, 06/01/2043 (P)	430,452	437,877
1.536%, 10/01/2040 (P)	61,146	62,631
1.848%, 11/01/2034 (P)	101,103	105,543
1.967%, 11/01/2035 (P)	120,434	125,542
2.047%, 05/01/2035 (P)	210,189	220,838
2.124%, 01/01/2035 (P)	103,853	109,620
2.248%, 09/01/2035 (P)	1,424,829	1,516,333
2.278%, 07/01/2034 (P)	111,402	119,444
2.310%, 08/01/2022	3,126,860	3,109,051
2.343%, 06/01/2035 (P)	347,591	369,510
2.390%, 03/01/2035 (P)	45,347	48,303
2.590%, 07/01/2022	6,946,614	7,072,543
2.640%, 06/01/2022	3,841,740	3,924,478
2.870%, 09/01/2027	2,975,680	2,974,324
2.940%, 07/01/2022	1,547,478	1,607,528
3.000%, TBA (C)	100,000,000	101,995,465
3.000%, 04/01/2022 to 05/01/2022	326,464	341,307
3.156%, 05/01/2022	5,736,558	6,033,373
3.330%, 11/01/2021	322,936	343,170
3.500%, TBA (C)	48,000,000	50,252,037
3.824%, 05/01/2036 (P)	569,543	605,927
4.000%, TBA (C)	57,000,000	60,803,389
4.000%, 08/01/2018 to 08/01/2041	19,451,148	20,792,939
4.500%, TBA (C)	11,000,000	11,945,000
4.500%, 01/01/2018 to 07/01/2042	13,994,980	15,126,131
4.521%, 09/01/2035 (P)	88,661	94,275
5.000%, TBA (C)	5,000,000	5,555,463
5.000%, 03/01/2023 to 03/01/2044	3,847,571	4,285,958
140

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
5.062%, 05/01/2035 (P)		$60,689	$64,394
5.500%, TBA (C)		23,000,000	26,010,854
5.500%, 06/01/2018 to 09/01/2041		63,195,806	71,540,454
6.000%, TBA (C)		11,000,000	12,554,567
6.000%, 12/01/2016 to 05/01/2041		24,337,793	27,745,047
6.500%, 03/01/2036 to 11/01/2037		11,617	13,367
Government National
Mortgage Association
1.625%, 09/20/2021 to 05/20/2030 (P)		301,974	310,576
1.750%, 02/20/2024 to 02/20/2032 (P)		259,439	267,876
3.000%, TBA (C)		1,000,000	1,023,228
3.500%, TBA (C)		21,000,000	21,980,452
4.000%, TBA (C)		20,000,000	21,271,876
5.000%, TBA (C)		3,000,000	3,345,782
5.000%, 10/15/2033 to 09/15/2040		25,668,197	28,814,312
Small Business Administration
4.880%, 11/01/2024		20,191	21,792
5.130%, 09/01/2023		26,320	28,775
5.520%, 06/01/2024		653,660	716,694
			585,615,230
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $1,274,993,115)			$1,268,185,198

FOREIGN GOVERNMENT
OBLIGATIONS - 6.6%
Brazil - 3.8%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		1,400,000	1,418,900
4.125%, 09/15/2017 (S)	EUR	600,000	688,285
Federative Republic of Brazil
13.122%, 01/01/2017 (Z)	BRL	6,000,000	1,543,277
13.632%, 04/01/2016 (Z)		20,000,000	5,630,782
13.796%, 01/01/2016 (Z)		214,700,000	62,377,146
13.960%, 10/01/2015 (Z)		42,400,000	12,725,908
			84,384,298
Canada - 1.0%
Province of Ontario
1.000%, 07/22/2016		$1,100,000	1,104,862
1.600%, 09/21/2016		1,100,000	1,113,232
1.650%, 09/27/2019		5,500,000	5,504,505
3.000%, 07/16/2018		2,100,000	2,209,200
3.150%, 06/02/2022	CAD	1,400,000	1,218,628
4.000%, 06/02/2021		3,900,000	3,551,772
4.200%, 06/02/2020		1,200,000	1,093,750
4.400%, 06/02/2019		1,900,000	1,719,534
4.400%, 04/14/2020		$800,000	897,010
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,079,145
3.500%, 12/01/2022	CAD	600,000	533,453
4.250%, 12/01/2021		2,800,000	2,594,458
			22,619,549
Germany - 1.2%
Federal Republic of Germany
2.500%, 07/04/2044	EUR	4,800,000	7,126,579
4.250%, 07/04/2039		8,300,000	15,333,475
4.750%, 07/04/2040		1,600,000	3,184,877
			25,644,931

Total Return Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 0.0%
Government of Mexico
7.750%, 05/29/2031	MXN	5,600,000	$409,605
			409,605
Slovenia - 0.1%
Republic of Slovenia
5.500%, 10/26/2022		$2,100,000	2,388,929
			2,388,929
South Korea - 0.5%
Export-Import Bank of Korea
4.125%, 09/09/2015		3,900,000	3,935,170
Korea Development Bank
3.500%, 08/22/2017		600,000	624,949
4.375%, 08/10/2015		6,000,000	6,041,040
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,300,000	1,322,217
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $169,723,720)			$147,370,688

CORPORATE BONDS - 25.7%
Consumer discretionary - 2.6%
Banque PSA Finance SA
4.000%, 06/24/2015	EUR	1,400,000	1,540,757
Daimler Finance North America LLC
0.958%, 08/01/2016 (P)(S)		$1,500,000	1,508,477
DISH DBS Corp.
4.250%, 04/01/2018		300,000	308,250
Ford Motor Company
1.000%, 11/02/2015		14,000,000	13,964,038
Ford Motor Credit Company LLC
0.726%, 11/08/2016 (P)		14,500,000	14,463,460
0.784%, 09/08/2017 (P)		1,200,000	1,192,493
3.984%, 06/15/2016		2,000,000	2,055,318
6.625%, 08/15/2017		2,200,000	2,428,778
8.000%, 12/15/2016		1,600,000	1,751,339
General Motors Financial Company, Inc.
3.150%, 01/15/2020		4,300,000	4,300,671
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		7,400,000	10,425,394
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)		2,100,000	2,139,169
Wynn Las Vegas LLC
5.500%, 03/01/2025 (S)		900,000	900,000
			56,978,144
Consumer staples - 0.2%
BAT International Finance PLC
0.480%, 06/10/2015		4,600,000	4,599,448
CVS Pass-Through Trust
6.943%, 01/10/2030		244,714	296,760
Energy - 1.3%
California Resources Corp.
5.000%, 01/15/2020		1,000,000	952,500
5.500%, 09/15/2021		2,700,000	2,558,250
Petrobras Global Finance BV
2.000%, 05/20/2016		1,200,000	1,183,320
2.415%, 01/15/2019 (P)		300,000	282,375
2.631%, 03/17/2017 (P)		1,700,000	1,662,005
3.151%, 03/17/2020 (P)		200,000	190,440
3.250%, 03/17/2017		4,100,000	4,052,686
3.500%, 02/06/2017		700,000	697,060
3.875%, 01/27/2016		12,300,000	12,349,200
141

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV (continued)
4.375%, 05/20/2023		$500,000	$446,250
5.750%, 01/20/2020		400,000	399,560
5.875%, 03/01/2018		500,000	514,260
6.125%, 10/06/2016		500,000	516,425
6.250%, 03/17/2024		400,000	397,360
7.875%, 03/15/2019		600,000	645,780
Petroleos Mexicanos
8.000%, 05/03/2019		1,500,000	1,778,250
Ras Laffan Liquefied Natural Gas
Company, Ltd. II
5.298%, 09/30/2020 (S)		1,202,670	1,303,394
			29,929,115
Financials - 14.2%
Ally Financial, Inc.
2.750%, 01/30/2017		8,000,000	8,013,600
3.500%, 07/18/2016		345,000	350,348
4.625%, 06/26/2015		3,700,000	3,704,625
5.500%, 02/15/2017		5,500,000	5,747,500
American International Group, Inc.
5.050%, 10/01/2015		300,000	304,352
6.250%, 03/15/2037		804,000	885,440
Banco Bilbao Vizcaya Argentaria SA
1.075%, 05/16/2016		9,700,000	9,662,151
Banco de Credito e Inversiones
3.000%, 09/13/2017 (S)		1,000,000	1,020,743
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate + 10.237%)
10/10/2018 (Q)	EUR	1,300,000	1,630,108
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,539,500
Bank of America Corp.
0.604%, 08/15/2016 (P)		1,200,000	1,195,406
2.600%, 01/15/2019		400,000	406,215
2.650%, 04/01/2019		1,200,000	1,220,993
3.700%, 09/01/2015		900,000	906,640
5.750%, 12/01/2017		100,000	109,677
6.400%, 08/28/2017		5,700,000	6,278,265
6.500%, 08/01/2016		7,900,000	8,371,962
6.875%, 04/25/2018		17,000,000	19,360,110
Bank of America NA
0.551%, 06/15/2016 (P)		2,100,000	2,093,906
0.571%, 06/15/2017 (P)		5,600,000	5,556,062
0.696%, 05/08/2017 (P)		3,600,000	3,596,839
6.000%, 10/15/2036		2,700,000	3,324,794
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	774,892
Barclays Bank PLC (14.000% to
06/15/2019, then 3 month GBP
LIBOR + 13.400%)
06/15/2019 (Q)	GBP	500,000	1,020,207
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		$1,700,000	1,738,250
6.500%, 03/10/2021 (S)		1,500,000	1,661,250
BPCE SA
0.846%, 11/18/2016 (P)		15,900,000	15,934,805
Caixa Economica Federal
2.375%, 11/06/2017 (S)		1,000,000	967,500
CIT Group, Inc.
5.250%, 03/15/2018		1,800,000	1,881,000
Citigroup, Inc.
0.798%, 05/01/2017 (P)		1,700,000	1,698,247

Total Return Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
4.450%, 01/10/2017		$700,000	$734,030
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)		2,100,000	2,235,274
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	1,400,000	1,766,307
Credit Suisse/New York
0.567%, 03/11/2016 (P)		$5,900,000	5,899,475
Fifth Third Bancorp
0.690%, 12/20/2016 (P)		700,000	696,227
HSBC Finance Corp.
5.500%, 01/19/2016		4,295,000	4,422,205
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	10,844,111
JPMorgan Chase & Co.
0.827%, 04/25/2018 (P)		3,200,000	3,201,587
3.150%, 07/05/2016		500,000	511,434
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)		4,500,000	4,510,800
KBC Bank NV
8.000%, 01/25/2023 (P)		7,000,000	7,752,500
LBG Capital No. 2 PLC
15.000%, 12/21/2019	GBP	4,900,000	10,578,438
Lloyds TSB Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		$6,800,000	9,792,000
Morgan Stanley
1.557%, 04/25/2018 (P)		18,000,000	18,307,854
5.375%, 10/15/2015		4,600,000	4,679,414
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)		7,900,000	8,337,376
National Australia Bank, Ltd.
0.553%, 06/30/2017 (P)(S)		11,600,000	11,602,111
Navient Corp.
6.000%, 01/25/2017		1,100,000	1,152,250
6.250%, 01/25/2016		2,000,000	2,050,000
Novo Banco SA
5.000%, 04/23/2019	EUR	700,000	786,142
5.875%, 11/09/2015		1,000,000	1,105,988
7.000%, 03/04/2016		1,500,000	1,638,060
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		$800,000	856,000
7.250%, 12/15/2021 (S)		800,000	856,000
RCI Banque SA
4.600%, 04/12/2016 (S)		6,220,000	6,405,543
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	8,024,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	6,337,500
Springleaf Finance Corp.
6.500%, 09/15/2017		7,000,000	7,385,000
6.900%, 12/15/2017		24,300,000	25,940,250
142

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
State Bank of India
4.500%, 07/27/2015 (S)		$3,400,000	$3,416,640
Stone Street Trust
5.902%, 12/15/2015 (S)		4,500,000	4,604,040
The Bear Stearns Companies LLC
7.250%, 02/01/2018		12,800,000	14,618,611
The Blackstone Group LP
9.296%, 03/18/2019		1,178,488	1,126,679
Turkiye Garanti Bankasi AS
2.775%, 04/20/2016 (P)(S)		900,000	900,666
UBS AG/Stamford CT
0.843%, 06/01/2017 (P)		900,000	900,171
1.135%, 06/01/2020 (P)		300,000	299,262
Vesey Street Investment Trust I
4.404%, 09/01/2016 (P)		300,000	311,520
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)		8,400,000	9,240,000
			315,780,852
Health care - 0.9%
AbbVie, Inc.
1.039%, 11/06/2015 (P)		4,965,000	4,976,032
Actavis Funding SCS
3.000%, 03/12/2020		600,000	607,588
3.450%, 03/15/2022		400,000	402,906
Amgen, Inc.
2.300%, 06/15/2016		1,100,000	1,115,114
McKesson Corp.
0.665%, 09/10/2015 (P)		2,000,000	2,000,468
Valeant Pharmaceuticals International, Inc.
4.500%, 05/15/2023 (S)	EUR	9,600,000	10,675,477
			19,777,585
Industrials - 1.1%
Con-way, Inc.
7.250%, 01/15/2018		$400,000	448,037
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	6,500,000	4,497,539
International Lease Finance Corp.
5.750%, 05/15/2016		$1,000,000	1,032,500
6.750%, 09/01/2016 (S)		2,500,000	2,643,750
7.125%, 09/01/2018 (S)		1,900,000	2,137,500
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		10,795,000	10,066,338
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)		569,400	508,474
Owens Corning
4.200%, 12/01/2024		3,200,000	3,240,554
			24,574,692
Information technology - 0.8%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (S)		12,300,000	12,258,119
Apple, Inc.
2.850%, 05/06/2021		1,700,000	1,746,663
Xerox Corp.
0.450%, 06/17/2015		4,200,000	4,199,160
			18,203,942
Materials - 1.4%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)		700,000	700,000

Total Return Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Cemex SAB de CV
7.250%, 01/15/2021 (S)	$5,000,000	$5,382,500
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)	1,100,000	1,006,500
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (S)	1,400,000	1,540,000
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (S)	10,400,000	11,310,000
7.250%, 10/20/2017	2,300,000	2,501,250
Rio Oil Finance Trust Series 2014-1
6.250%, 07/06/2024 (S)	800,000	797,670
Rio Oil Finance Trust Series 2014-3
6.750%, 01/06/2027 (S)	7,000,000	6,965,000
		30,202,920
Telecommunication services - 2.7%
Telefonica Emisiones SAU
0.915%, 06/23/2017 (P)	8,800,000	8,794,377
Verizon Communications, Inc.
0.664%, 06/09/2017 (P)	11,900,000	11,883,209
2.021%, 09/14/2018 (P)	1,900,000	1,973,057
2.500%, 09/15/2016	3,460,000	3,519,650
3.650%, 09/14/2018	6,300,000	6,639,620
Vodafone Group PLC
1.000%, 06/29/2015	27,700,000	27,688,002
		60,497,915
Utilities - 0.5%
Dynegy, Inc.
6.750%, 11/01/2019 (S)	5,625,000	5,948,438
7.375%, 11/01/2022 (S)	1,400,000	1,491,000
7.625%, 11/01/2024 (S)	800,000	858,000
Red Oak Power LLC
8.540%, 11/30/2019	588,369	626,613
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	1,662,802	1,734,283
TOTAL CORPORATE BONDS (Cost $570,794,320)		$571,499,707

TERM LOANS (M) - 1.0%
Consumer discretionary - 0.4%
Chrysler Group LLC
3.500%, 05/24/2017	3,969,072	3,974,034
MGM Resorts International
2.935%, 12/20/2017	5,372,014	5,363,956
		9,337,990
Consumer staples - 0.2%
HJ Heinz Company
3.250%, 06/05/2020	3,317,093	3,317,093
		3,317,093
Health care - 0.4%
HCA, Inc.
2.646%, 02/02/2016	4,069,018	4,061,388
2.935%, 03/31/2017	5,061,461	5,059,563
		9,120,951
TOTAL TERM LOANS (Cost $21,785,159)		$21,776,034
143

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or Principal Amount	Value
CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)	$2,800,000	$2,898,000
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,891,000)		$2,898,000

MUNICIPAL BONDS - 4.7%
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,600,000	1,958,912
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	28,946,400
California State University
6.434%, 11/01/2030	1,200,000	1,526,220
California Statewide Communities
Development Authority
7.550%, 05/15/2040	4,300,000	5,706,573
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040	700,000	771,792
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021	190,000	202,897
6.899%, 12/01/2040	2,700,000	3,186,594
City of Los Angeles (California)
5.713%, 06/01/2039	1,600,000	1,919,360
City of North Las Vegas (Nevada)
6.572%, 06/01/2040	3,000,000	2,731,170
City of San Antonio (Texas)
6.308%, 02/01/2037	2,600,000	2,957,630
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042	1,700,000	2,175,864
Illinois Municipal Electric Agency
6.832%, 02/01/2035	1,800,000	2,115,270
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023	755,000	754,887
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040	6,800,000	9,538,292
Mississippi Development Bank
6.313%, 01/01/2033	1,100,000	1,331,880
New Jersey State Turnpike Authority
7.414%, 01/01/2040	5,400,000	7,810,398
Public Power Generation Agency
(Nebraska) 7.242%, 01/01/2041	300,000	352,731
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032	1,215,000	1,185,937
State of California
7.500%, 04/01/2034	1,600,000	2,303,680
7.550%, 04/01/2039	700,000	1,055,201
7.950%, 03/01/2036	10,200,000	12,398,202
State of Iowa 6.750%, 06/01/2034	3,900,000	4,465,539
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047	2,860,000	2,456,940
University of California
6.270%, 05/15/2031	5,300,000	5,936,371
TOTAL MUNICIPAL BONDS (Cost $94,070,576)		$103,788,740

Total Return Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.5%
Commercial and residential - 13.2%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.407%, 02/25/2045 (P)		$94,913	$94,648
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.391%, 05/16/2047 (P)(S)	EUR	1,101,736	1,215,930
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class A1A
5.617%, 07/10/2046 (P)		$7,656,575	7,967,034
Banc of America Funding, Ltd.,
Series 2012-R5, Class A
0.441%, 10/03/2039 (P)(S)		8,648,342	8,544,462
Banc of America Mortgage Trust,
Series 2005-F, Class 2A2
2.653%, 07/25/2035 (P)		1,780,483	1,643,206
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,649,807	2,396,764
Series 2011-RR5, Class 12A1,
5.416%, 03/26/2037 (P)(S)		543,916	532,288
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		5,182,591	5,379,120
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (P)(S)		2,536,322	2,544,175
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.616%, 11/25/2034 (P)		1,282,601	1,237,374
Series 2005-1, Class 2A1,
2.597%, 03/25/2035 (P)		2,538,608	2,446,822
Series 2003-8, Class 2A1,
2.724%, 01/25/2034 (P)		267,189	271,588
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1
2.654%, 09/25/2035 (P)		638,498	543,929
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		339,858	359,573
Series 2007-PW16, Class A1A,
5.706%, 06/11/2040 (P)		10,952,660	11,792,707
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		5,800,000	6,225,882
Bella Vista Mortgage Trust,
Series 2005-1, Class 2A
0.725%, 02/22/2035 (P)		2,529,374	2,202,528
CD Mortgage Trust, Series 2006-CD2,
Class A1B
5.300%, 01/15/2046 (P)		10,434,422	10,614,426
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%, 10/15/2049		10,815,158	11,351,103
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		393,658	388,903
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		3,542,161	3,503,987
Series 2005-6, Class A1,
2.230%, 09/25/2035 (P)		3,294,042	3,299,991
144

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Pass Through
Certificates, Series 2007-C1, Class A3
5.383%, 02/15/2040		$813,182	$852,217
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1,
6.000%, 12/25/2034		3,010,356	3,077,914
Series 2007-OA6, Class A1B,
0.385%, 06/25/2037 (P)		5,075,864	4,321,555
Series 2005-62, Class 2A1,
1.147%, 12/25/2035 (P)		4,801,099	3,950,680
Series 2005-81, Class A1,
0.465%, 02/25/2037 (P)		4,374,417	3,488,602
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-22, Class A3,
2.425%, 11/25/2034 (P)		923,007	870,842
Series 2004-HYB9, Class 1A1,
2.478%, 02/20/2035 (P)		1,414,373	1,395,982
Series 2005-HYB9, Class 3A2A,
2.313%, 02/20/2036 (P)		217,400	200,017
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.297%, 12/15/2039		1,432,453	1,499,686
Credit Suisse Mortgage Capital
Certificates, Series 2007-C5, Class A4
5.695%, 09/15/2040 (P)		6,800,000	7,258,211
CSMC, Series 2010-18, Class R
2.366%, 04/26/2038 (P)(S)		1,200,000	1,171,487
Deco, Ltd., Series 2014-BONA, Class A
1.242%, 11/07/2024 (P)(S)	EUR	6,540,495	7,248,076
Eurosail-UK PLC, Series 2007-4X,
Class A2A
0.862%, 06/13/2045 (P)	GBP	4,631,900	7,028,821
First Horizon Mortgage Pass-
Through Trust, Series 2004-AR7,
Class 4A1
2.468%, 02/25/2035 (P)		$1,266,386	1,258,643
Granite Master Issuer PLC, Series 2005-1,
Class A5
0.129%, 12/20/2054 (P)	EUR	1,029,181	1,126,054
Greenwich Capital Commercial
Funding Corp., Series 2007-GG9,
Class A4
5.444%, 03/10/2039		$2,102,792	2,218,858
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
2.682%, 09/25/2035 (P)		9,719,507	9,742,591
Series 2005-AR7, Class 6A1,
4.960%, 11/25/2035 (P)		1,059,159	1,019,128
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.406%, 05/19/2035 (P)		232,022	192,290
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.455%, 10/25/2035 (P)		7,236,335	6,392,267
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		700,000	749,469
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		2,935,567	3,055,503

Total Return Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		$653,459	$689,383
JPMorgan Mortgage Trust,
Series 2005-S3, Class 1A2
5.750%, 01/25/2036		109,731	97,555
Landmark Mortgage Securities No 3 PLC,
Series 3, Class A
0.849%, 04/17/2044 (P)	GBP	2,414,643	3,451,441
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
2.130%, 04/25/2035 (P)		$557,171	527,501
Series 2005-2, Class 1A,
1.582%, 10/25/2035 (P)		3,764,435	3,642,735
Series 2005-2, Class 3A,
1.180%, 10/25/2035 (P)		276,280	261,312
Series 2005-3, Class 4A,
0.435%, 11/25/2035 (P)		111,540	104,026
Series 2005-A6, Class 2A3,
0.565%, 08/25/2035 (P)		1,900,000	1,707,781
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)		2,700,000	2,861,943
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A,
5.319%, 12/15/2043		11,138,869	11,680,463
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		1,066,393	1,074,022
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.795%, 08/12/2045 (P)(S)		1,457,606	1,553,296
Series 2010-R4, Class 4B,
0.496%, 02/26/2037 (P)(S)		8,434,472	5,534,515
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.565%, 12/25/2035 (P)		2,000,000	1,743,244
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.345%, 02/25/2037 (P)		9,883,712	8,308,555
RBSGC Mortgage Loan Trust,
Series 2005-A, Class 1A
5.500%, 04/25/2035		3,098,815	3,023,105
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1,
0.423%, 02/26/2037 (P)(S)		3,820,462	3,573,725
Series 2011-4, Class 6A1,
0.413%, 06/27/2036 (P)(S)		1,900,000	1,500,808
Residential Asset Securitization Trust,
Series 2005-A1, Class A1
5.500%, 04/25/2035		4,641,069	4,728,084
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034		89,940	90,402
RMAC PLC, Series 2005-NS1X,
Class A2A
0.692%, 06/12/2037 (P)	GBP	323,473	463,923
Sequoia Mortgage Trust, Series 6, Class A
0.826%, 04/19/2027 (P)		$2,666,698	2,494,024
145

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-1, Class 2A
2.382%, 02/25/2035 (P)	$15,956,659	$15,713,830
Structured Asset
Mortgage Investments II Trust
Series 2005-AR5, Class A3,
0.436%, 07/19/2035 (P)	1,085,310	1,033,840
Series 2005-AR8, Class A1A,
0.465%, 02/25/2036 (P)	370,322	296,778
Series 2007-AR2, Class 2A1,
0.314%, 03/25/2037 (P)	1,868,390	1,403,611
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.621%, 10/28/2035 (P)(S)	379,263	368,789
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2004-15, Class 3A5
0.635%, 09/25/2034 (P)	1,195,940	1,105,613
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.385%, 09/25/2036 (P)	7,557,982	7,212,144
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C24,
Class A1A
5.557%, 03/15/2045 (P)	13,153,785	13,449,180
WaMu Mortgage Pass Through
Certificates, Series 2005-AR19,
Class A1A1
0.455%, 12/25/2045 (P)	1,623,822	1,559,309
WaMu Mortgage Pass-
Through Certificates
Series 2001-7, Class A,
1.332%, 05/25/2041 (P)	27,012	26,147
Series 2002-AR17, Class 1A,
1.347%, 11/25/2042 (P)	96,600	90,153
Series 2002-AR9, Class 1A,
1.547%, 08/25/2042 (P)	280,987	266,736
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034	2,565,773	2,822,201
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034	8,613,827	9,233,136
Series 2005-AR13, Class A1A1,
0.475%, 10/25/2045 (P)	10,821,546	10,062,902
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.616%, 01/25/2035 (P)	623,931	630,095
Series 2005-AR13, Class 1A5,
4.223%, 05/25/2035 (P)	2,451,390	2,436,442
Series 2005-AR4, Class 1A3,
2.649%, 04/25/2035 (P)	7,181,108	7,278,671
Series 2006-AR10, Class 1A1,
2.662%, 07/25/2036 (P)	2,012,775	1,977,687
Series 2006-AR2, Class 2A1,
2.617%, 03/25/2036 (P)	1,709,738	1,701,605
Series 2006-AR2, Class 2A5,
2.617%, 03/25/2036 (P)	2,745,943	2,624,729
		293,080,774
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z,
7.500%, 12/20/2029	213,184	257,265

Total Return Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2362, Class ZA,
6.500%, 09/15/2031		$127,157	$149,313
Series 2503, Class PZ,
6.000%, 09/15/2032		416,305	478,723
Series 2637, Class F,
0.586%, 06/15/2018 (P)		24,617	24,673
Series 2906, Class GZ,
5.000%, 09/15/2034		168,161	188,498
Series 2935, Class HJ,
5.000%, 02/15/2035		200,000	215,112
Series T-63, Class 1A1,
1.328%, 02/25/2045 (P)		94,651	96,492
Federal National Mortgage Association
Series 2002-56, Class ZQ,
6.000%, 09/25/2032		1,687,334	1,940,036
Series 2003-W1, Class 1A1,
5.802%, 12/25/2042 (P)		146,146	163,544
Series 2003-W6, Class F,
0.534%, 09/25/2042 (P)		733,074	729,085
Series 2005-120, Class NF,
0.285%, 01/25/2021 (P)		304,900	304,796
Series 2005-9, Class ZA,
5.000%, 02/25/2035		408,384	455,626
Series 2006-5, Class 3A2,
2.199%, 05/25/2035 (P)		106,151	110,568
Series 2007-73, Class A1,
0.245%, 07/25/2037 (P)		742,447	699,093
Government National Mortgage
Association, Series 2005-21, Class Z
5.000%, 03/20/2035		615,524	687,567
			6,500,391
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $303,346,906)			$299,581,165

ASSET BACKED SECURITIES - 4.4%
Access Group, Inc., Series 2008-1,
Class A
1.577%, 10/27/2025 (P)		4,762,079	4,767,136
Ally Auto Receivables Trust,
Series 2014-1, Class A2
0.480%, 02/15/2017		12,933,735	12,926,842
Auto ABS, Series 2012-3, Class A
0.600%, 09/27/2024	EUR	6,437,799	7,072,255
BNC Mortgage Loan Trust, Series 2007-2,
Class A2
0.285%, 05/25/2037 (P)		$449,723	429,564
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.505%, 10/25/2035 (P)		61,162	61,045
Celf Loan Partners III PLC,
Series 2006-1X, Class A1
0.271%, 11/01/2023 (P)	EUR	4,630,843	5,030,108
Countrywide Asset-Backed Certificates,
Series 2004-10, Class MV2
1.186%, 01/25/2035 (P)		$1,646,604	1,645,641
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB6,
Class A3
0.405%, 07/25/2037 (P)(S)		4,327,387	2,846,157
146

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
EMC Mortgage Loan Trust,
Series 2001-A Class A
0.925%, 05/25/2040 (P)(S)		$336,511	$303,850
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035 (P)		3,100,000	2,964,248
GSAMP Trust, Series 2007-FM1,
Class A2A
0.254%, 12/25/2036 (P)		270,324	147,940
Hillmark Funding, Ltd., Series 2006-1A,
Class A1
0.531%, 05/21/2021 (P)(S)		8,420,691	8,328,728
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A1
0.241%, 12/25/2036 (P)		424,336	176,733
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV1
0.245%, 03/25/2047 (P)		112,890	110,917
Lockwood Grove CLO, Ltd.,
Series 2014-1A, Class A1
1.622%, 01/25/2024 (P)(S)		5,000,000	5,001,515
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2,
0.615%, 06/25/2035 (P)		1,600,000	1,507,307
Series 2006-NC2, Class A3,
0.295%, 08/25/2036 (P)		3,086,640	1,642,685
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC1, Class A2C
0.495%, 12/25/2035 (P)		2,881,629	2,575,220
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A2
0.355%, 04/25/2037 (P)		1,361,856	809,886
New Century Home Equity Loan Trust
Series 2005-4, Class M2,
0.695%, 09/25/2035 (P)		600,000	524,705
Series 2005-C, Class A2C,
0.435%, 12/25/2035 (P)		1,779,666	1,726,875
Nissan Auto Lease Trust, Series 2014-A,
Class A2B
0.346%, 09/15/2016 (P)		6,800,265	6,798,843
Park Place Securities, Inc.
Series 2005-WCW3, Class M1,
0.665%, 08/25/2035 (P)		600,000	556,663
Series 2005-WCW3, Class M2,
0.675%, 08/25/2035 (P)		2,000,000	1,621,414
Penta CLO SA, Series 2007-1X, Class A1
0.398%, 06/04/2024 (P)	EUR	697,367	758,841
Race Point IV CLO, Ltd., Series 2007-4A,
Class A1A
0.478%, 08/01/2021 (P)(S)		$3,321,978	3,310,879
RASC Trust, Series 2005-KS4, Class M2
1.055%, 05/25/2035 (P)		2,000,000	1,936,116
Santander Drive Auto Receivables Trust,
Series 2014-3, Class A2B
0.466%, 08/15/2017 (P)		11,504,353	11,496,139
Securitized Asset
Backed Receivables LLC Trust
Series 2006-FR3, Class A3,
0.435%, 05/25/2036 (P)		2,491,262	1,426,058
Series 2007-HE1, Class A2A,
0.245%, 12/25/2036 (P)		453,214	164,517
SLM Student Loan Trust
Series 2008-9, Class A,
1.777%, 04/25/2023 (P)		4,717,377	4,839,472

Total Return Fund (continued)

		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2010-C, Class A2,
2.836%, 12/16/2019 (P)(S)		$224,039	$226,045
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		837,614	927,621
Specialty Underwriting & Residential
Finance Trust, Series 2005-BC2,
Class M3
1.160%, 12/25/2035 (P)		3,100,000	2,731,723
Wood Street CLO BV, Series I, Class A
0.305%, 11/22/2021 (P)	EUR	481,685	525,710
TOTAL ASSET BACKED SECURITIES (Cost $99,259,377)			$97,919,398

PREFERRED SECURITIES - 1.5%
Financials - 1.5%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)		900,000	$23,391,000
Sovereign Real Estate
Investment Trust, 12.000% (S)		5,520	7,217,400
Wells Fargo & Company,
Series L, 7.500%		3,080	3,723,196
TOTAL PREFERRED SECURITIES (Cost $35,921,203)			$34,331,596

PURCHASED OPTIONS - 0.1%
Call options - 0.1%
Over the Counter on the USD vs. JPY
(Expiration Date: 06/09/2015; Strike
Price: $121.25; Counterparty:
Citibank N.A.) (I)		11,800,000	278,893
Over the Counter on the USD vs. JPY
(Expiration Date: 06/09/2015; Strike
Price: $122.00; Counterparty: Bank of
America N.A.) (I)		11,800,000	214,677
Over the Counter on the USD vs. JPY
(Expiration Date: 06/30/2015; Strike
Price: $122.00; Counterparty: BNP
Paribas SA) (I)		6,200,000	128,799
Over the Counter on the USD vs. JPY
(Expiration Date: 07/02/2015; Strike
Price: $122.70; Counterparty: BNP
Paribas SA) (I)		15,700,000	273,274
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.800% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 0.800%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		63,500,000	69,952
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 1.750% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.750%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		10,700,000	64,271
147

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Call options (continued)
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 1.750% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/30/2015; Strike Rate: 1.750%;
Counterparty: Citibank NA) (I)	5,300,000	$4,842
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 1.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 1.100%;
Counterparty: Goldman Sachs
& Company) (I)	21,600,000	57,763
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 1.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.100%;
Counterparty: Bank of America NA) (I)	115,100,000	305,694
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 2.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/30/2018; Strike Rate: 2.100%;
Counterparty: JPMorgan Securities) (I)	21,300,000	215,841
Over the Counter Option on 3 Year
Interest Rate Swap. Receive a fixed rate
of 1.150% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/20/2015; Strike Rate: 1.150%;
Counterparty: Goldman Sachs
& Company) (I)	21,600,000	36,033
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	10,700,000	53,871
		1,703,910
Put options - 0.0%
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 2.580% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
05/12/2016; Strike Rate: 2.580%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	11,100,000	284,577
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 2.580% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
05/23/2016; Strike Rate: 2.580%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	25,900,000	681,051

Total Return Fund (continued)

	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 3.205% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/16/2020; Strike Rate: 3.205%;
Counterparty: Goldman Sachs
and Company) (I)	10,100,000	$112,739
		1,078,367
TOTAL PURCHASED OPTIONS (Cost $2,820,722)		$2,782,277

SHORT-TERM INVESTMENTS - 0.5%
U.S. Government - 0.0%
U.S. Treasury Bills
0.026%, 10/08/2015 *	$300,000	299,970
0.028%, 09/24/2015 *	100,000	99,994
0.037%, 08/06/2015 *	100,000	100,000
		499,964
Repurchase agreement - 0.5%
Repurchase Agreement with JPMorgan
Chase & Co. dated 05/29/2015 at
0.150% to be repurchased at
$10,200,128 on 06/01/2015,
collateralized by $8,870,000
U.S. Treasury Bonds, 3.750% due
11/15/2043 (valued at $10,468,167,
including interest)	10,200,000	10,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,699,962)		$10,699,964
Total Investments (Total Return Fund)
(Cost $2,586,306,060) - 115.1%		$2,560,832,767
Other assets and liabilities, net - (15.1%)		(336,750,933)
TOTAL NET ASSETS - 100.0%		$2,224,081,834

U.S. High Yield Bond Fund

	Shares or Principal Amount	Value
CORPORATE BONDS - 90.5%
Consumer discretionary - 13.7%
American Greetings Corp.
7.375%, 12/01/2021	$1,510,000	$1,606,225
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	4,542,000	4,928,070
CCO Holdings LLC
5.125%, 02/15/2023	20,000	20,000
5.125%, 05/01/2023 (S)	70,000	70,438
5.375%, 05/01/2025 (S)	70,000	70,525
5.875%, 05/01/2027 (S)	225,000	226,688
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)	755,000	713,838
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	714,000
7.375%, 06/15/2021	775,000	831,188
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,554,600
CSC Holdings LLC
7.625%, 07/15/2018	350,000	387,625
148

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
CVR Refining LLC
6.500%, 11/01/2022	$250,000	$256,250
DISH DBS Corp.
5.125%, 05/01/2020	375,000	383,438
5.875%, 11/15/2024	140,000	140,350
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)	1,400,000	1,410,500
General Motors Financial Company, Inc.
6.750%, 06/01/2018	500,000	561,094
GLP Capital LP
5.375%, 11/01/2023	475,000	497,563
Gray Television, Inc.
7.500%, 10/01/2020	4,650,000	4,952,250
Greektown Holdings LLC
8.875%, 03/15/2019 (S)	4,995,000	5,282,213
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	845,000	890,419
Lamar Media Corp.
5.875%, 02/01/2022	500,000	526,875
Levi Strauss & Company
5.000%, 05/01/2025 (S)	175,000	174,344
LIN Television Corp.
6.375%, 01/15/2021	350,000	361,375
Live Nation Entertainment, Inc.
5.375%, 06/15/2022 (S)	250,000	256,250
7.000%, 09/01/2020 (S)	255,000	272,531
LKQ Corp.
4.750%, 05/15/2023	2,000,000	1,965,000
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)	625,000	643,750
National CineMedia LLC
6.000%, 04/15/2022	340,000	351,900
7.875%, 07/15/2021	750,000	791,250
Nexstar Broadcasting, Inc.
6.125%, 02/15/2022 (S)	125,000	130,625
6.875%, 11/15/2020	1,275,000	1,354,688
Nielsen Finance LLC
4.500%, 10/01/2020	340,000	345,525
5.000%, 04/15/2022 (S)	2,215,000	2,223,306
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	238,050
5.625%, 02/15/2024	25,000	26,188
Penske Automotive Group, Inc.
5.375%, 12/01/2024	529,000	546,193
5.750%, 10/01/2022	2,000,000	2,120,000
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021	3,275,000	3,475,594
Service Corp. International
7.000%, 06/15/2017	65,000	70,769
8.000%, 11/15/2021	2,140,000	2,546,600
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,446,375
Sotheby’s
5.250%, 10/01/2022 (S)	1,800,000	1,795,500
Speedway Motorsports, Inc.
5.125%, 02/01/2023 (S)	650,000	656,500
Tempur Sealy International, Inc.
6.875%, 12/15/2020	125,000	133,438
The Nielsen Company Luxembourg SARL
5.500%, 10/01/2021 (S)	655,000	672,194
The William Carter Company
5.250%, 08/15/2021	555,000	574,425

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Wolverine World Wide, Inc.
6.125%, 10/15/2020	$125,000	$133,281
ZF North America Capital, Inc.
4.000%, 04/29/2020 (S)	185,000	188,238
4.500%, 04/29/2022 (S)	185,000	188,238
4.750%, 04/29/2025 (S)	250,000	250,313
		50,956,589
Consumer staples - 1.5%
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	998,750
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	205,000	216,531
Constellation Brands, Inc.
3.875%, 11/15/2019	40,000	40,950
4.750%, 11/15/2024	40,000	41,450
Cott Beverages, Inc.
5.375%, 07/01/2022 (S)	445,000	436,100
6.750%, 01/01/2020 (S)	555,000	584,138
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	150,563
Energizer SpinCo, Inc.
5.500%, 06/15/2025 (S)	25,000	25,000
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	765,000	776,475
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	875,000	881,563
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	1,350,000	1,265,625
Spectrum Brands, Inc.
5.750%, 07/15/2025 (S)	75,000	77,063
		5,494,208
Energy - 18.2%
Alpha Natural Resources, Inc.
6.250%, 06/01/2021	325,000	44,281
Arch Coal, Inc.
7.000%, 06/15/2019	825,000	152,625
7.250%, 06/15/2021	325,000	56,875
Bristow Group, Inc.
6.250%, 10/15/2022	3,825,000	3,810,656
CSI Compressco LP
7.250%, 08/15/2022 (S)	1,120,000	1,064,000
Denbury Resources, Inc.
5.500%, 05/01/2022	210,000	200,419
6.375%, 08/15/2021	150,000	148,875
Energy XXI Gulf Coast, Inc.
6.875%, 03/15/2024 (S)	825,000	288,750
Era Group, Inc.
7.750%, 12/15/2022	3,760,000	3,703,600
Exterran Partners LP
6.000%, 04/01/2021	2,175,000	2,126,063
Forum Energy Technologies, Inc.
6.250%, 10/01/2021	250,000	248,750
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (L)	4,460,000	3,590,300
Hilcorp Energy I LP
5.750%, 10/01/2025 (S)	500,000	499,688
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	3,310,000	2,879,700
5.875%, 04/01/2020	585,000	542,588
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	3,100,000	3,189,125
149

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
NGPL PipeCo LLC (continued)
7.768%, 12/15/2037 (S)	$5,150,000	$5,613,500
9.625%, 06/01/2019 (S)	435,000	443,700
Northern Tier Energy LLC
7.125%, 11/15/2020	2,500,000	2,600,000
Overseas Shipholding Group, Inc.
7.500%, 02/15/2021	1,225,000	1,237,250
8.125%, 03/30/2018	1,450,000	1,514,344
PHI, Inc.
5.250%, 03/15/2019	4,140,000	4,000,275
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	2,575,000	2,703,750
6.000%, 01/15/2019 (S)	200,000	210,500
6.875%, 04/15/2040 (S)	3,010,000	3,265,850
7.500%, 07/15/2038 (S)	2,200,000	2,453,000
Sabine Oil & Gas Corp.
7.250%, 06/15/2019	350,000	80,500
7.500%, 09/15/2020	2,375,000	546,250
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023	1,050,000	1,069,156
5.750%, 05/15/2024	250,000	254,063
6.250%, 03/15/2022	2,258,000	2,376,545
Sabine Pass LNG LP
6.500%, 11/01/2020	2,655,000	2,794,388
7.500%, 11/30/2016 (S)	1,563,000	1,668,503
7.500%, 11/30/2016	2,700,000	2,882,250
SemGroup Corp.
7.500%, 06/15/2021	2,820,000	2,975,100
Swift Energy Company
7.125%, 06/01/2017	3,371,000	2,191,150
8.875%, 01/15/2020	750,000	348,750
Teekay Corp.
8.500%, 01/15/2020	2,005,000	2,245,600
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	165,000	170,363
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)	1,120,000	1,083,600
6.125%, 10/01/2024 (S)	830,000	762,563
		68,037,245
Financials - 16.4%
Ally Financial, Inc.
3.500%, 01/27/2019	1,020,000	1,012,350
4.125%, 03/30/2020	900,000	900,000
4.625%, 03/30/2025	350,000	343,000
5.125%, 09/30/2024	3,350,000	3,425,375
5.500%, 02/15/2017	965,000	1,008,425
Altice US Finance I Corp.
5.375%, 07/15/2023 (S)	630,000	630,000
CIT Group, Inc.
4.250%, 08/15/2017	1,800,000	1,838,160
5.000%, 05/15/2017	434,000	449,971
5.250%, 03/15/2018	400,000	418,000
6.625%, 04/01/2018 (S)	170,000	183,175
DuPont Fabros Technology LP
5.875%, 09/15/2021	5,150,000	5,356,000
E*TRADE Financial Corp.
4.625%, 09/15/2023	350,000	351,750
5.375%, 11/15/2022	310,000	323,175
Felcor Lodging LP
6.000%, 06/01/2025 (S)	25,000	25,625
Hockey Merger Sub 2, Inc.
7.875%, 10/01/2021 (S)	2,030,000	2,095,975

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Hub Holdings LLC, PIK
8.125%, 07/15/2019 (S)	$2,000,000	$1,990,000
Infinity Acquisition LLC
7.250%, 08/01/2022 (S)	1,990,000	1,880,550
Iron Mountain, Inc.
5.750%, 08/15/2024	2,770,000	2,839,250
6.000%, 08/15/2023	4,000,000	4,240,000
Jefferies Finance LLC
6.875%, 04/15/2022 (S)	115,000	111,119
7.375%, 04/01/2020 (S)	350,000	350,875
7.500%, 04/15/2021 (S)	1,375,000	1,371,563
MPT Operating Partnership LP
5.500%, 05/01/2024	715,000	759,688
6.375%, 02/15/2022	600,000	648,000
6.875%, 05/01/2021	1,575,000	1,687,219
Navient Corp.
5.875%, 03/25/2021	725,000	728,625
6.125%, 03/25/2024	985,000	957,913
7.250%, 01/25/2022	65,000	70,166
8.000%, 03/25/2020	3,500,000	3,946,250
8.450%, 06/15/2018	1,500,000	1,680,000
NewStar Financial, Inc.
7.250%, 05/01/2020 (S)	1,700,000	1,738,250
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022	950,000	996,313
Sabra Health Care LP
5.375%, 06/01/2023	125,000	131,250
5.500%, 02/01/2021	750,000	787,500
Sophia Holding Finance LP, PIK
9.625%, 12/01/2018 (S)	130,000	131,950
Springleaf Finance Corp.
5.750%, 09/15/2016	650,000	671,125
6.000%, 06/01/2020	3,700,000	3,801,750
6.500%, 09/15/2017	1,200,000	1,266,000
7.750%, 10/01/2021	1,730,000	1,928,950
The Geo Group, Inc.
5.875%, 01/15/2022 to 10/15/2024	2,250,000	2,388,282
6.625%, 02/15/2021	2,200,000	2,315,500
USI, Inc.
7.750%, 01/15/2021 (S)	3,500,000	3,570,000
		61,349,069
Health care - 7.2%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023 (S)	135,000	138,038
Capella Healthcare, Inc.
9.250%, 07/01/2017	1,535,000	1,577,213
Centene Corp.
5.750%, 06/01/2017	125,000	132,813
Community Health Systems, Inc.
5.125%, 08/01/2021	475,000	492,813
6.875%, 02/01/2022	520,000	555,750
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)	2,275,000	1,999,156
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025	305,000	302,331
5.125%, 07/15/2024	345,000	348,666
5.750%, 08/15/2022	500,000	531,875
Endo Finance LLC
5.375%, 01/15/2023 (S)	250,000	244,375
6.000%, 02/01/2025 (S)	550,000	556,875
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	750,000	810,000
150

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
HCA, Inc.
4.250%, 10/15/2019	$135,000	$140,117
5.250%, 04/15/2025	390,000	414,083
HealthSouth Corp.
5.125%, 03/15/2023	300,000	307,500
5.750%, 11/01/2024	1,410,000	1,455,825
Hologic, Inc.
6.250%, 08/01/2020	3,050,000	3,160,563
LifePoint Health, Inc.
5.500%, 12/01/2021	2,000,000	2,102,500
Mallinckrodt International Finance SA
4.875%, 04/15/2020 (S)	65,000	66,544
5.500%, 04/15/2025 (S)	135,000	135,776
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)	965,000	1,020,488
Omnicare, Inc.
4.750%, 12/01/2022	215,000	233,275
5.000%, 12/01/2024	215,000	237,844
PRA Holdings, Inc.
9.500%, 10/01/2023 (S)	374,000	421,685
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	290,000	294,350
Select Medical Corp.
6.375%, 06/01/2021	4,300,000	4,321,500
Tenet Healthcare Corp.
6.000%, 10/01/2020	1,750,000	1,872,500
6.250%, 11/01/2018	775,000	844,262
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)	105,000	108,938
5.875%, 05/15/2023 (S)	670,000	694,288
6.125%, 04/15/2025 (S)	255,000	265,519
7.500%, 07/15/2021 (S)	700,000	765,800
WellCare Health Plans, Inc.
5.750%, 11/15/2020	380,000	399,713
		26,952,975
Industrials - 6.9%
AECOM
5.750%, 10/15/2022 (S)	375,000	388,125
5.875%, 10/15/2024 (S)	1,025,000	1,066,000
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	500,000	511,250
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	4,350,000	4,670,813
Aviation Capital Group Corp.
6.750%, 04/06/2021 (S)	1,143,000	1,323,562
7.125%, 10/15/2020 (S)	200,000	234,088
Bombardier, Inc.
7.500%, 03/15/2025 (S)	270,000	258,188
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	205,000	206,538
Covanta Holding Corp.
5.875%, 03/01/2024	945,000	973,350
6.375%, 10/01/2022	1,847,000	1,967,055
7.250%, 12/01/2020	2,081,000	2,205,860
EnPro Industries, Inc.
5.875%, 09/15/2022 (S)	1,455,000	1,509,563
GFL Environmental, Inc.
7.875%, 04/01/2020 (S)	975,000	1,004,250
H&E Equipment Services, Inc.
7.000%, 09/01/2022	3,843,000	4,054,365
Sensata Technologies BV
5.000%, 10/01/2025 (S)	160,000	161,499

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Sensata Technologies BV (continued)
5.625%, 11/01/2024 (S)	$1,925,000	$2,052,531
The ADT Corp.
3.500%, 07/15/2022	325,000	298,935
4.125%, 04/15/2019 (L)	270,000	274,725
6.250%, 10/15/2021 (L)	2,215,000	2,375,588
United Rentals North America, Inc.
4.625%, 07/15/2023	165,000	165,000
		25,701,285
Information technology - 8.8%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	700,000	748,125
6.125%, 09/15/2023 (S)	210,000	231,525
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	2,775,000	2,895,824
6.125%, 11/01/2023 (S)	275,000	286,000
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	2,500,000	2,050,000
Cardtronics, Inc.
5.125%, 08/01/2022 (S)	225,000	223,875
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)	300,000	303,750
CommScope, Inc.
4.375%, 06/15/2020 (S)	140,000	141,050
Denali Borrower LLC
5.625%, 10/15/2020 (S)	3,250,000	3,449,063
Emdeon, Inc.
11.000%, 12/31/2019	3,950,000	4,315,375
First Data Corp.
6.750%, 11/01/2020 (S)	1,466,000	1,564,955
7.375%, 06/15/2019 (S)	300,000	312,000
11.750%, 08/15/2021	2,675,000	3,059,531
Infor US, Inc.
6.500%, 05/15/2022 (S)	265,000	275,309
Micron Technology, Inc.
5.500%, 02/01/2025 (S)	410,000	406,884
5.875%, 02/15/2022	1,400,000	1,470,000
NCR Corp.
4.625%, 02/15/2021	475,000	469,063
5.000%, 07/15/2022	1,510,000	1,468,475
5.875%, 12/15/2021	1,765,000	1,795,888
6.375%, 12/15/2023	715,000	736,450
Plantronics, Inc.
5.500%, 05/31/2023 (S)	100,000	101,500
SunGard Data Systems, Inc.
6.625%, 11/01/2019	3,600,000	3,757,500
7.375%, 11/15/2018	1,021,000	1,063,116
7.625%, 11/15/2020	325,000	343,688
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)	1,300,000	1,410,500
		32,879,446
Materials - 3.1%
ArcelorMittal
5.125%, 06/01/2020	75,000	76,125
6.125%, 06/01/2025	75,000	76,313
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	477,267	508,886
Cliffs Natural Resources, Inc.
8.250%, 03/31/2020 (S)	435,000	419,775
Crown Americas LLC
6.250%, 02/01/2021	1,597,000	1,676,850
151

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	$1,250,000	$1,231,250
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)	215,000	164,744
Novelis, Inc.
8.750%, 12/15/2020	1,475,000	1,571,332
Sealed Air Corp.
4.875%, 12/01/2022 (S)	440,000	443,300
5.125%, 12/01/2024 (S)	440,000	447,700
8.375%, 09/15/2021 (S)	2,410,000	2,711,250
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,300,000	2,369,000
		11,696,525
Telecommunication services - 11.7%
Frontier Communications Corp.
6.250%, 09/15/2021	950,000	914,969
GCI, Inc.
6.750%, 06/01/2021	725,000	741,313
6.875%, 04/15/2025	850,000	873,375
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	3,960,000	3,637,022
7.250%, 10/15/2020	1,000,000	1,013,750
7.500%, 04/01/2021	1,050,000	1,065,750
Intelsat Luxembourg SA
7.750%, 06/01/2021	2,540,000	2,292,350
8.125%, 06/01/2023 (L)	2,250,000	2,002,500
Level 3 Financing, Inc.
5.125%, 05/01/2023 (S)	665,000	666,663
5.375%, 08/15/2022	1,000,000	1,022,500
5.375%, 05/01/2025 (S)	665,000	661,675
5.625%, 02/01/2023 (S)	285,000	294,263
6.125%, 01/15/2021	880,000	932,800
SBA Communications Corp.
5.625%, 10/01/2019	190,000	200,450
SBA Telecommunications, Inc.
5.750%, 07/15/2020	2,201,000	2,311,050
Sprint Capital Corp.
6.875%, 11/15/2028	625,000	564,063
6.900%, 05/01/2019	2,000,000	2,074,200
8.750%, 03/15/2032	600,000	612,000
Sprint Communications, Inc.
7.000%, 08/15/2020	3,200,000	3,264,000
9.000%, 11/15/2018 (S)	450,000	515,813
Sprint Corp.
7.250%, 09/15/2021	255,000	256,594
7.875%, 09/15/2023	2,775,000	2,821,898
Syniverse Holdings, Inc.
9.125%, 01/15/2019	4,620,000	4,111,800
T-Mobile USA, Inc.
6.125%, 01/15/2022	105,000	110,119
6.250%, 04/01/2021	1,135,000	1,202,533
6.464%, 04/28/2019	205,000	211,791
6.542%, 04/28/2020	205,000	216,788
6.625%, 11/15/2020 to 04/01/2023	3,000,000	3,145,500
6.633%, 04/28/2021	800,000	853,040
6.731%, 04/28/2022	2,500,000	2,662,500
6.836%, 04/28/2023	1,135,000	1,208,775
Telesat Canada
6.000%, 05/15/2017 (S)	850,000	863,813
Windstream Corp.
6.375%, 08/01/2023	550,000	462,000
		43,787,657

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities - 3.0%
AmeriGas Finance LLC
6.750%, 05/20/2020	$2,350,000	$2,514,500
7.000%, 05/20/2022	520,000	559,000
Calpine Corp.
6.000%, 01/15/2022 (S)	1,500,000	1,605,000
NSG Holdings LLC
7.750%, 12/15/2025 (S)	3,018,380	3,305,127
Southern Star Central Corp.
5.125%, 07/15/2022 (S)	2,650,000	2,769,250
Suburban Propane Partners LP
5.500%, 06/01/2024	215,000	221,988
7.375%, 08/01/2021	277,000	299,332
		11,274,197
TOTAL CORPORATE BONDS (Cost $333,351,860)		$338,129,196

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
Emigrant Capital Trust I
2.688%, 12/10/2033 (P)(S)	2,450,000	1,543,500
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,045,441)		$1,543,500

TERM LOANS (M) - 7.1%
Consumer discretionary - 2.9%
Alliance Laundry Systems LLC
9.500%, 12/10/2019	2,019,288	2,034,432
CCM Merger, Inc.
4.500%, 08/08/2021	397,521	399,509
Centaur Acquisition LLC
8.750%, 02/20/2020	2,355,000	2,378,550
FOCUS Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,400,000
Learfield Communications, Inc.
8.750%, 10/09/2021	610,680	616,024
TWCC Holding Corp.
7.000%, 06/26/2020	3,690,000	3,380,963
WASH Multifamily Laundry Systems LLC
TBD 04/21/2022 (T)	670,000	678,375
TBD 04/21/2023 (T)	85,000	85,213
		10,973,066
Financials - 0.0%
Asurion LLC
8.500%, 03/03/2021	75,000	76,758
Health care - 0.2%
Vertafore, Inc.
9.750%, 10/29/2017	660,000	667,425
Industrials - 1.2%
HGIM Corp.
5.500%, 06/18/2020	2,061,085	1,736,464
LM US Member LLC
8.250%, 01/25/2021	115,000	115,480
Spin Holdco, Inc.
4.250%, 11/14/2019	2,359,347	2,357,873
Total Safety US, Inc.
9.250%, 09/11/2020	369,075	321,095
		4,530,912
Information technology - 0.1%
Peak 10, Inc.
8.250%, 06/17/2022	475,000	461,344
152

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Telecommunication services - 0.5%
LTS Buyer LLC
8.000%, 04/12/2021	$666,113	$666,113
nTelos, Inc.
5.750%, 11/09/2019	1,075,890	995,198
		1,661,311
Utilities - 2.2%
Texas Competitive Electric Holdings
Company LLC
4.668%, 10/10/2015	13,200,000	8,118,000
TOTAL TERM LOANS (Cost $31,918,687)		$26,488,816

COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$7,500
TOTAL COMMON STOCKS (Cost $750,000)		$7,500

PREFERRED SECURITIES - 0.4%
Consumer discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$5,080
Tropicana Las Vegas Resort & Casino LLC (I)	840	3,360
		8,440
Financials - 0.4%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	58,084	1,513,669
TOTAL PREFERRED SECURITIES (Cost $1,688,917)		$1,522,109

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock
Collateral Trust, 0.1434% (W)(Y)	737,652	7,380,357
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,380,304)		$7,380,357

SHORT-TERM INVESTMENTS - 2.1%
Money market funds - 2.1%
State Street Institutional Liquid Reserves
Fund, 0.0993% (Y)	7,944,921	7,944,921
TOTAL SHORT-TERM INVESTMENTS (Cost $7,944,921)		$7,944,921
Total Investments (U.S. High Yield Bond Fund)
(Cost $384,080,130) - 102.5%		$383,016,399
Other assets and liabilities, net - (2.5%)		(9,266,318)
TOTAL NET ASSETS - 100.0%		$373,750,081

Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 98.2%
Consumer discretionary - 11.9%
Auto components - 5.2%
Dana Holding Corp.	379,827	$8,268,831
Johnson Controls, Inc.	246,080	12,801,082
		21,069,913

Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services - 1.0%
DeVry Education Group, Inc.	134,698	$4,284,743
Media - 2.0%
Gannett Company, Inc.	227,207	8,131,739
Specialty retail - 1.8%
Ascena Retail Group, Inc. (I)	491,076	7,258,103
Textiles, apparel and luxury goods - 1.9%
Fossil Group, Inc. (I)	108,773	7,723,971
		48,468,469
Consumer staples - 2.7%
Food products - 2.7%
ConAgra Foods, Inc.	286,531	11,062,962
Energy - 6.2%
Energy equipment and services - 4.2%
Amec Foster Wheeler PLC	569,413	8,286,415
Amec Foster Wheeler PLC, ADR	23,790	347,810
Baker Hughes, Inc.	133,386	8,598,062
		17,232,287
Oil, gas and consumable fuels - 2.0%
The Williams Companies, Inc.	155,221	7,931,793
		25,164,080
Financials - 26.9%
Banks - 8.6%
BB&T Corp.	246,457	9,727,658
Comerica, Inc.	207,820	10,172,789
Wintrust Financial Corp.	184,631	9,250,013
Zions Bancorporation	203,469	5,876,185
		35,026,645
Capital markets - 6.8%
American Capital, Ltd. (I)	542,853	7,708,513
Northern Trust Corp.	134,393	10,018,998
Stifel Financial Corp. (I)	183,833	9,790,946
		27,518,457
Insurance - 8.5%
ACE, Ltd.	43,318	4,612,501
Arthur J. Gallagher & Company	123,323	5,974,999
FNF Group	290,827	11,039,793
Marsh & McLennan Companies, Inc.	107,194	6,241,907
Willis Group Holdings PLC	145,632	6,911,695
		34,780,895
Real estate management and development - 3.0%
Forest City Enterprises, Inc., Class A (I)	532,162	12,271,656
		109,597,653
Health care - 10.0%
Health care providers and services - 7.8%
Brookdale Senior Living, Inc. (I)	234,713	8,846,333
HealthSouth Corp.	257,787	11,126,087
Universal Health Services, Inc., Class B	90,197	11,687,727
		31,660,147
Life sciences tools and services - 2.2%
PerkinElmer, Inc.	169,330	8,928,771
		40,588,918
Industrials - 17.9%
Aerospace and defense - 2.6%
Textron, Inc.	231,337	10,461,059
153

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics - 1.0%
UTi Worldwide, Inc. (I)	428,086	$4,118,187
Building products - 5.0%
Masco Corp.	322,268	8,723,795
Owens Corning	271,972	11,520,734
		20,244,529
Commercial services and supplies - 2.0%
Clean Harbors, Inc. (I)	142,861	8,048,789
Electrical equipment - 2.2%
The Babcock & Wilcox Company	265,324	8,832,636
Machinery - 4.6%
Ingersoll-Rand PLC	153,635	10,567,015
Pentair PLC	131,374	8,411,877
		18,978,892
Road and rail - 0.5%
Swift Transportation Company (I)	92,041	2,141,794
		72,825,886
Information technology - 12.9%
Communications equipment - 2.9%
Ciena Corp. (I)	486,673	11,738,553
IT services - 2.1%
Teradata Corp. (I)	224,297	8,734,125
Software - 5.0%
Cadence Design Systems, Inc. (I)	441,452	8,736,335
Citrix Systems, Inc. (I)	182,036	11,834,160
		20,570,495
Technology hardware, storage and peripherals - 2.9%
Diebold, Inc.	129,915	4,440,495
NetApp, Inc.	215,708	7,204,647
		11,645,142
		52,688,315
Materials - 4.6%
Chemicals - 4.3%
Eastman Chemical Company	116,907	8,974,950
W.R. Grace & Company (I)	86,684	8,488,964
		17,463,914
Construction materials - 0.3%
Eagle Materials, Inc.	14,418	1,203,615
		18,667,529
Telecommunication services - 2.3%
Diversified telecommunication services - 2.3%
Level 3 Communications, Inc. (I)	165,674	9,191,594
Utilities - 2.8%
Electric utilities - 2.0%
Edison International	132,284	8,044,190
Multi-utilities - 0.8%
CenterPoint Energy, Inc.	154,911	3,155,537
		11,199,727
TOTAL COMMON STOCKS (Cost $315,687,997)		$399,455,133

Value Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional Liquid Reserves
Fund, 0.0993% (Y)	2,221,043	2,221,043
TOTAL SHORT-TERM INVESTMENTS (Cost $2,221,043)		$2,221,043
Total Investments (Value Fund) (Cost $317,909,040) - 98.7%		$401,676,176
Other assets and liabilities, net - 1.3%		5,165,643
TOTAL NET ASSETS - 100.0%		$406,841,819

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CRC	Costa Rican Colon
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipts
GO	General Obligation
154

John Hancock Funds II

Portfolio of Investments — May 31, 2015 (unaudited) (showing percentage of total net assets)

IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PO	Principal-Only Security (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of May 31, 2015.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of May 31, 2015.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
155

Certain funds had the following country concentration as a percentage of net assets on 5-31-15:

Alpha Opportunities Fund
United States	79.6%
Japan	2.7%
Canada	2.5%
Switzerland	2.1%
United Kingdom	2.0%
Ireland	2.0%
China	1.9%
Netherlands	1.2%
France	0.9%
India	0.7%
Other countries	4.4%
Total	100.0%

High Yield Fund
United States	76.1%
Luxembourg	4.9%
United Kingdom	4.3%
Netherlands	3.3%
Canada	2.4%
Australia	2.0%
Mexico	1.3%
France	1.2%
Germany	1.0%
Brazil	0.6%
Other countries	2.9%
Total	100.0%

Real Return Bond Fund
United States	80.5%
United Kingdom	4.2%
Spain	2.7%
Italy	2.6%
Cayman Islands	2.5%
Germany	2.0%
Mexico	1.7%
Brazil	1.0%
France	1.0%
New Zealand	0.6%
Other countries	1.2%
Total	100.0%

Strategic Equity Allocation Fund
United States	68.7%
Japan	6.9%
United Kingdom	3.8%
Switzerland	2.6%
France	2.2%
Canada	2.1%
Germany	2.1%
China	1.3%
Netherlands	1.2%
Hong Kong	1.1%
Other countries	8.0%
Total	100.0%
156

The following funds had the following sector or industry composition as a percentage of net assets on 5-31-15:

Fundamental Global Franchise Fund
Consumer staples	41.2%
Consumer discretionary	18.4%
Information technology	18.3%
Industrials	8.8%
Financials	1.9%
Health care	1.9%
Short-term investments and other	9.5%
Total	100.0%

Global Real Estate Fund
Retail REITs	22.9%
Office REITs	13.8%
Real Estate Operating Companies	11.5%
Diversified real estate activities	11.0%
Diversified REITs	10.3%
Residential REITs	10.1%
Health Care REITs	6.0%
Industrial REITs	4.2%
Hotel & Resort REITs	3.9%
Specialized REITs	3.6%
Real Estate Development	1.0%
Health Care Facilities	0.6%
Short-term investments and other	1.1%
Total	100.0%

International Growth Opportunities Fund
Information technology	23.0%
Financials	22.7%
Consumer discretionary	20.8%
Industrials	10.8%
Materials	6.5%
Health care	5.7%
Consumer staples	5.5%
Telecommunication services	3.9%
Short-term investments and other	1.1%
Total	100.0%
157

International Growth Stock Fund
Consumer discretionary	23.2%
Financials	19.8%
Information technology	14.5%
Consumer staples	9.0%
Industrials	8.9%
Health care	7.6%
Energy	4.8%
Materials	3.5%
Utilities	0.7%
Short-term investments and other	8.0%
Total	100.0%

International Small Cap Fund
Consumer discretionary	29.6%
Financials	16.0%
Industrials	14.7%
Information technology	13.3%
Consumer staples	7.3%
Health care	5.2%
Materials	4.1%
Energy	3.4%
Utilities	0.1%
Short-term investments and other	6.3%
Total	100.0%

International Value Fund
Financials	26.3%
Energy	16.1%
Health care	14.1%
Industrials	9.6%
Information technology	8.6%
Consumer discretionary	8.4%
Telecommunication services	6.2%
Materials	4.4%
Consumer staples	2.2%
Short-term investments and other	4.1%
Total	100.0%

The following funds had the following portfolio composition on 5-31-15:

Asia Pacific Total Return Bond Fund (as a percentage of net assets)
Corporate bonds	60.9%
Foreign government obligations	33.1%
Other assets and liabilities, net	6.0%
Total	100.0%
158

Global Bond Fund (as a percentage of total investments)
Foreign government obligations	38.8%
Corporate bonds	21.1%
Collateralized mortgage obligations	11.3%
U.S. Government	10.6%
U.S. Government Agency	3.1%
Asset backed securities	1.1%
Escrow shares	0.1%
Municipal bonds	0.1%
Purchased options	0.1%
Short-term investments	13.7%
Total	100.0%
159

John Hancock Funds II

Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the funds are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2015, all investments for All Cap Core Fund, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio, Real Estate Securities Fund, Small Company Growth Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds which are categorized as Level 2.

All investments for Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above.

All investments for Asia Pacific Total Return Bond Fund are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of May 31, 2015, by major security category or type:

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Fund
U.S. Government and Agency obligations	$464,674,668	—	$464,674,668	—
Foreign government obligations	2,323,086	—	2,323,086	—
Corporate bonds	767,906,012	—	767,906,012	—
Capital preferred securities	17,179,533	—	17,179,533	—
Term loans	4,651,848	—	4,651,848	—
Municipal bonds	3,623,920	—	3,623,920	—
Collateralized mortgage obligations	341,298,403	—	341,133,638	$164,765
Asset backed securities	185,950,884	—	185,950,884	—
Preferred securities	11,178,783	$8,841,860	2,336,923	—
Escrow certificates	123,200	—	123,200	—
Securities lending collateral	5,515,995	5,515,995	—	—
Short-term investments	143,295,344	122,719,344	20,576,000	—
Total investments in securities	$1,947,721,676	$137,077,199	$1,810,479,712	$164,765
160

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Fund
Common stocks
Consumer discretionary	$246,759,296	$213,941,762	$32,515,754	$301,780
Consumer staples	82,337,787	55,844,875	17,736,830	8,756,082
Energy	89,369,848	78,870,501	10,499,347	—
Financials	256,628,588	221,442,274	35,087,389	98,925
Health care	307,242,382	284,784,002	22,458,380	—
Industrials	240,853,331	205,856,000	34,997,331	—
Information technology	351,945,113	312,234,332	39,710,781	—
Materials	92,131,328	78,240,947	13,890,381	—
Telecommunication services	8,755,685	7,067,201	1,688,484	—
Utilities	18,574,326	16,038,831	2,535,495	—
Preferred securities	30,287,934	—	—	30,287,934
Warrants	1,355,273	—	1,355,273	—
Securities lending collateral	61,493,211	61,493,211	—	—
Short-term investments	18,700,000	—	18,700,000	—
Total investments in securities	$1,806,434,102	$1,535,813,936	$231,175,445	$39,444,721
Other financial instruments:
Forward foreign currency contracts	$105,864	—	$105,864	—
161

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Common stocks
Consumer discretionary	$653,692,144	$587,599,073	$66,093,071	—
Consumer staples	69,257,976	69,257,976	—	—
Energy	71,811,574	71,811,574	—	—
Financials	73,542,733	73,542,733	—	—
Health care	459,854,004	459,854,004	—	—
Industrials	76,848,531	76,848,531	—	—
Information technology	792,018,981	752,967,513	39,051,468	—
Materials	50,740,536	50,740,536	—	—
Securities lending collateral	37,109,293	37,109,293	—	—
Total investments in securities	$2,284,875,772	$2,179,731,233	$105,144,539	—

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Fund
Common stocks	$1,355,581,772	$1,352,192,700	$3,389,072	—
Preferred securities	60,282,366	60,282,366	—	—
Corporate bonds	480,118,806	—	480,118,806	—
Convertible bonds	1,828,458	—	1,828,458	—
Term loans	113,841,297	—	113,841,297	—
Asset backed securities	9,587,699	—	9,587,699	—
Short-term investments	201,036,898	201,036,898	—	—
Total investments in securities	$2,222,277,296	$1,613,511,964	$608,765,332	—
Other financial instruments:
Written options	($5,700,643)	($562,585)	($5,138,058)	—
162

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Core Bond Fund
U.S. Government and Agency obligations	$727,399,328	—	$727,399,328	—
Foreign government obligations	25,010,609	—	25,010,609	—
Corporate bonds	272,707,201	—	272,707,201	—
Municipal bonds	11,525,950	—	11,525,950	—
Collateralized mortgage obligations	102,484,150	—	99,345,488	$3,138,662
Asset backed securities	174,676,529	—	174,676,529	—
Securities lending collateral	479,228	$479,228	—	—
Short-term investments	71,219,206	71,219,206	—	—
Total investments in securities	$1,385,502,201	$71,698,434	$1,310,665,105	$3,138,662

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Global Franchise Fund
Common stocks
Belgium	$9,093,761	—	$9,093,761	—
France	22,880,851	—	22,880,851	—
Germany	20,031,203	—	20,031,203	—
Ireland	19,769,937	—	19,769,937	—
Netherlands	23,762,308	—	23,762,308	—
South Korea	14,042,380	—	14,042,380	—
Switzerland	8,014,142	—	8,014,142	—
United Kingdom	82,755,377	—	82,755,377	—
United States	225,042,113	$225,042,113	—	—
Short-term investments	21,506,000	—	21,506,000	—
Total investments in securities	$446,898,072	$225,042,113	$221,855,959	—
163

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Fund
Foreign government obligations	$234,703,805	—	$234,703,805	—
Corporate bonds	127,842,479	—	127,842,479	—
U.S. Government and Agency obligations	82,776,177	—	82,776,177	—
Collateralized mortgage obligations	68,558,277	—	68,558,277	—
Asset backed securities	6,567,501	—	6,055,194	$512,307
Common stocks	37,719	$37,719	—	—
Preferred securities	148,552	148,552	—	—
Municipal bonds	560,500	—	560,500	—
Escrow shares	895,800	—	895,800	—
Purchased options	344,466	—	344,466	—
Short-term investments	82,874,669	—	82,874,669	—
Total investments in securities	$605,309,945	$186,271	$604,611,367	$512,307
Sale commitments outstanding	($106,553,318)	—	($106,553,318)	—
Other financial instruments:
Futures	($180,402)	($180,402)	—	—
Forward foreign currency contracts	($2,304,641)	—	($2,304,641)	—
Written options	($685,796)	—	($685,796)	—
Interest rate swaps	($2,504,552)	—	($2,504,552)	—
Currency swaps	($139,324)	—	($139,324)	—
Credit default swaps	($158,869)	—	($158,869)	—
Inflation swaps	$45,782	—	$45,782	—
164

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Real Estate Fund
Common stocks
Australia	$18,094,512	—	$17,882,037	$212,475
Canada	6,200,894	$6,200,894	—	—
China	155,450	—	155,450	—
Finland	1,368,912	—	1,368,912	—
France	10,904,427	—	10,904,427	—
Germany	8,501,759	—	8,501,759	—
Hong Kong	26,045,244	—	26,045,244	—
Ireland	1,112,317	—	1,112,317	—
Japan	37,875,480	—	37,875,480	—
Jersey, Channel Islands	699,261	—	699,261	—
Netherlands	1,390,543	—	1,390,543	—
Singapore	8,796,077	—	8,796,077	—
Spain	547,959	—	547,959	—
Sweden	4,659,153	—	4,659,153	—
Switzerland	1,891,211	—	1,891,211	—
United Kingdom	21,261,661	—	21,261,661	—
United States	154,114,210	154,114,210	—	—
Rights	4,205	—	4,205	—
Securities lending collateral	4,241,949	4,241,949	—	—
Short-term investments	1,351,359	1,351,359	—	—
Total investments in securities	$309,216,583	$165,908,412	$143,095,696	$212,475

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Fund
Common stocks
Consumer discretionary	$194,535	—	—	$194,535
Consumer staples	9,091,446	$8,742,609	$348,837	—
Financials	1,482,754	1,075,284	—	407,470
Health care	396,213,818	382,105,904	14,087,425	20,489
Industrials	9,949,282	9,949,282	—	—
Information technology	4,375,475	4,375,475	—	—
Preferred securities
Consumer discretionary	434,397	—	—	434,397
Health care	3,389,553	2,047,014	245,150	1,097,389
Information technology	307,268	—	—	307,268
Rights	44,200	44,200	—	—
Short-term investments	21,474,039	21,474,039	—	—
Total investments in securities	$446,956,767	$429,813,807	$14,681,412	$2,461,548
Other financial instruments:
Written options	($171,342)	($171,342)	—	—
165

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Yield Fund
Foreign government obligations	$2,426,629	—	$2,426,629	—
Corporate bonds	594,045,230	—	589,298,180	$4,747,050
Convertible bonds	2,512,972	—	2,512,972	—
Term loans	28,240,657	—	28,240,657	—
Common stocks	23,363,223	$11,541,856	570,154	11,251,213
Preferred securities	8,848,459	8,117,690	730,769	—
Warrants	346,080	—	346,080	—
Securities lending collateral	17,584,436	17,584,436	—	—
Short-term investments	5,850,159	5,850,159	—	—
Total investments in securities	$683,217,845	$43,094,141	$624,125,441	$15,998,263
Other financial instruments:
Futures	$159,629	$159,629	—	—
Forward foreign currency contracts	$556,906	—	$556,906	—
Credit default swaps	($1,240,898)	—	($1,240,898)	—

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Opportunities Fund
Common stocks
Argentina	$14,687,156	$14,687,156	—	—
Australia	9,366,698	—	$9,366,698	—
China	159,719,658	100,391,496	59,328,162	—
Denmark	34,861,968	—	34,861,968	—
France	42,197,668	—	42,197,668	—
Germany	46,468,354	—	46,468,354	—
Hong Kong	49,718,073	—	49,718,073	—
Ireland	15,234,113	—	15,234,113	—
Italy	36,397,478	—	36,397,478	—
Japan	100,916,395	—	100,916,395	—
Netherlands	12,279,557	—	12,279,557	—
Norway	9,778,615	—	9,778,615	—
Peru	12,237,544	12,237,544	—	—
Portugal	3,824,677	—	3,824,677	—
Russia	12,396,106	—	12,396,106	—
South Korea	19,479,410	—	19,479,410	—
Spain	86,283,378	—	86,283,378	—
Sweden	82,584,938	—	82,584,938	—
Switzerland	37,600,066	—	37,600,066	—
Turkey	11,008,191	—	11,008,191	—
United Kingdom	169,518,677	—	169,518,677	—
Rights	397,789	—	397,789	—
Short-term investments	8,890,213	8,890,213	—	—
Total investments in securities	$975,846,722	$136,206,409	$839,640,313	—
166

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Fund
Common stocks
Australia	$32,274,920	—	$32,274,920	—
Belgium	9,710,191	—	9,710,191	—
Brazil	30,629,803	$30,629,803	—	—
Canada	60,936,898	60,936,898	—	—
China	38,846,507	13,712,786	25,133,721	—
Denmark	22,645,560	—	22,645,560	—
France	25,870,542	—	25,870,542	—
Germany	59,217,385	—	59,217,385	—
Hong Kong	29,861,600	—	29,861,600	—
Israel	19,804,693	19,804,693	—	—
Japan	58,485,032	—	58,485,032	—
Mexico	17,305,225	17,305,225	—	—
Netherlands	11,164,077	—	11,164,077	—
Singapore	29,838,015	16,590,947	13,247,068	—
South Korea	12,587,205	—	12,587,205	—
Spain	9,488,041	—	9,488,041	—
Sweden	24,790,478	—	24,790,478	—
Switzerland	77,031,646	—	77,031,646	—
Taiwan	13,086,609	—	13,086,609	—
Thailand	13,597,057	—	13,597,057	—
Turkey	7,937,384	—	7,937,384	—
United Kingdom	163,733,000	—	163,733,000	—
Short-term investments	59,207,672	59,207,672	—	—
Total investments in securities	$828,049,540	$218,188,024	$609,861,516	—
167

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Cap Fund
Common stocks
Austria	$10,029,500	—	$10,029,500	—
Bahamas	10,062,205	$10,062,205	—	—
Belgium	10,938,979	—	10,938,979	—
Brazil	8,139,421	8,139,421	—	—
Canada	50,190,110	50,190,110	—	—
China	39,767,284	—	39,767,284	—
Finland	32,361,263	—	32,361,263	—
France	8,363,485	—	8,363,485	—
Germany	29,941,758	—	29,941,758	—
Hong Kong	73,182,926	—	73,182,926	—
India	4,222,440	—	4,222,440	—
Italy	21,016,902	—	21,016,902	—
Japan	127,406,840	—	127,406,840	—
Luxembourg	9,641,548	—	9,641,548	—
Netherlands	42,375,066	—	42,375,066	—
Norway	14,021,362	—	14,021,362	—
Singapore	972,480	—	—	972,480
South Korea	70,758,895	—	70,758,895	—
Spain	15,184,097	—	15,184,097	—
Sweden	10,549,560	—	10,549,560	—
Switzerland	19,698,599	11,096,928	8,601,671	—
Taiwan	35,712,215	—	35,712,215	—
United Kingdom	100,437,523	—	100,437,523	—
Preferred securities
Brazil	4,261,011	4,261,011	—	—
Germany	6,030,854	—	6,030,854	—
Exchange-traded funds	21,857,362	21,857,362	—	—
Securities lending collateral	47,840,047	47,840,047	—	—
Short-term investments	46,999,987	—	46,999,987	—
Total investments in securities	$871,963,719	$153,447,084	$717,544,155	$972,480
168

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Fund
Common stocks
Australia	$6,442,014	—	$6,442,014	—
Belgium	9,379,578	—	9,379,578	—
Brazil	10,579,736	$10,579,736	—	—
Canada	89,143,471	89,143,471	—	—
China	123,841,061	28,031,113	95,809,948	—
Denmark	7,640,681	—	7,640,681	—
France	194,299,448	—	194,299,448	—
Germany	154,084,376	—	154,084,376	—
Hong Kong	89,256,731	—	89,256,731	—
India	16,018,273	—	16,018,273	—
Ireland	18,080,618	—	18,080,618	—
Israel	31,996,038	31,996,038	—	—
Italy	56,904,254	—	56,904,254	—
Japan	113,246,319	—	113,246,319	—
Netherlands	136,119,882	—	136,119,882	—
Norway	15,843,559	—	15,843,559	—
Russia	5,344,398	5,344,398	—	—
Singapore	15,305,107	—	15,305,107	—
South Africa	5,439,578	—	5,439,578	—
South Korea	233,251,371	111,134,150	122,117,221	—
Spain	19,125,782	—	19,125,782	—
Sweden	10,483,165	—	10,483,165	—
Switzerland	142,324,474	—	142,324,474	—
Thailand	13,208,820	—	13,208,820	—
United Arab Emirates	8,975,122	—	8,975,122	—
United Kingdom	332,064,970	15,545,508	316,519,462	—
United States	21,065,600	21,065,600	—	—
Securities lending collateral	89,937,951	89,937,951	—	—
Short-term investments	65,499,982	—	65,499,982	—
Total investments in securities	$2,034,902,359	$402,777,965	$1,632,124,394	—
169

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment Quality Bond Fund
U.S. Government and Agency obligations	$252,609,665	—	$252,609,665	—
Foreign government obligations	13,702,840	—	13,702,840	—
Corporate bonds	187,354,729	—	184,891,366	$2,463,363
Capital preferred securities	370,512	—	370,512	—
Municipal bonds	8,873,602	—	8,873,602	—
Term loans	21,053,840	—	21,053,840	—
Collateralized mortgage obligations	64,694,540	—	64,694,540	—
Asset backed securities	74,509,032	—	74,509,032	—
Preferred securities	844,675	$844,675	—	—
Purchased options	25,274	—	25,274	—
Securities lending collateral	195,617	195,617	—	—
Short-term investments	158,296,303	—	158,296,303	—
Total investments in securities	$782,530,629	$1,040,292	$779,026,974	$2,463,363
Other financial instruments:
Futures	$188,726	$188,726	—	—
Forward foreign currency contracts	($154,345)	—	($154,345)	—
Interest rate swaps	($769,862)	—	($769,862)	—
Credit default swaps	($682,295)	—	($682,295)	—
170

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Fund
Common stocks
Consumer discretionary	$332,824,463	$308,921,318	$22,023,724	$1,879,421
Consumer staples	94,548,860	55,778,930	—	38,769,930
Energy	23,739,773	23,739,773	—	—
Financials	86,734,022	67,091,750	19,051,356	590,916
Health care	374,662,223	347,395,285	27,266,938	—
Industrials	223,317,884	223,317,884	—	—
Information technology	360,454,237	338,570,524	21,883,713	—
Materials	37,637,817	37,637,817	—	—
Preferred securities	137,879,819	—	—	137,879,819
Securities lending collateral	126,244,316	126,244,316	—	—
Short-term investments	6,804,377	6,804,377	—	—
Total investments in securities	$1,804,847,791	$1,535,501,974	$90,225,731	$179,120,086

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Fund
Common stocks
Consumer discretionary	$104,518,983	$102,286,540	$2,232,443	—
Consumer staples	87,318,626	82,625,643	4,692,983	—
Energy	55,826,250	55,826,250	—	—
Financials	287,119,320	285,903,897	1,215,423	—
Health care	124,794,954	124,794,954	—	—
Industrials	108,700,230	108,700,230	—	—
Information technology	41,388,504	41,388,504	—	—
Materials	86,734,269	83,816,109	2,918,160	—
Telecommunication services	8,255,483	8,255,483	—	—
Utilities	54,086,304	54,086,304	—	—
Convertible bonds	3,376,999	—	3,376,999	—
Securities lending collateral	22,327,125	22,327,125	—	—
Short-term investments	78,585,565	78,585,565	—	—
Total investments in securities	$1,063,032,612	$1,048,596,604	$14,436,008	—
171

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Fund
U.S. Government and Agency obligations	$518,450,761	—	$518,450,761	—
Foreign government obligations	69,977,927	—	69,977,927	—
Corporate bonds	33,309,497	—	33,309,497	—
Municipal bonds	541,214	—	541,214	—
Collateralized mortgage obligations	11,036,399	—	11,036,399	—
Asset backed securities	23,997,241	—	21,297,241	$2,700,000
Common stocks	10,598	$10,598	—	—
Purchased options	462,113	—	462,113	—
Short-term investments	1,358,996	—	1,358,996	—
Total investments in securities	$659,144,746	$10,598	656,434,148	$2,700,000
Other financial instruments:
Futures	($159,005)	($159,005)	—	—
Forward foreign currency contracts	($339,589)	—	($339,589)	—
Written options	($1,139,339)	—	($1,139,339)	—
Interest rate swaps	($2,696,759)	—	($2,696,759)	—
Credit default swaps	($553,594)	—	($553,594)	—
Inflation swaps	($3,344,347)	—	($3,344,347)	—

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Fund
Common stocks
Consumer discretionary	$135,485,685	$135,298,782	—	$186,903
Financials	5,233,356	5,233,356	—	—
Health care	32,960,114	32,960,114	—	—
Industrials	12,826,380	6,239,049	$6,587,331	—
Information technology	750,974,484	672,210,413	61,787,967	16,976,104
Telecommunication services	31,250,873	10,202,112	21,048,761	—
Preferred securities	2,576,692	—	—	2,576,692
Securities lending collateral	30,247,900	30,247,900	—	—
Short-term investments	26,303,802	26,303,802	—	—
Total investments in securities	$1,027,859,286	$918,695,528	$89,424,059	$19,739,699
172

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Growth Fund
Common stocks
Consumer discretionary	$32,751,107	$32,751,107	—	—
Consumer staples	2,630,759	2,630,759	—	—
Energy	5,458,958	5,458,958	—	—
Financials	20,808,930	20,480,445	$328,485	—
Health care	51,493,922	51,493,922	—	—
Industrials	40,794,890	40,794,890	—	—
Information technology	60,076,504	59,377,684	469,149	$229,671
Materials	14,270,655	14,270,655	—	—
Preferred securities	6,049,952			6,049,952
Securities lending collateral	23,190,827	23,190,827	—	—
Short-term investments	400,000	—	400,000	—
Total investments in securities	$257,926,504	$250,449,247	$1,197,634	$6,279,623

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Fund
Common stocks
Consumer discretionary	$768,791,745	$535,244,951	$233,546,794	—
Consumer staples	540,378,636	360,640,248	179,738,388	—
Energy	420,496,015	333,857,373	86,638,642	—
Financials	1,241,216,159	779,494,626	460,732,125	$989,408
Health care	783,982,499	608,387,692	175,425,222	169,585
Industrials	688,328,656	464,523,606	223,079,299	725,751
Information technology	961,811,926	818,711,206	143,100,720	—
Materials	297,842,613	172,952,135	124,890,478	—
Telecommunication services	176,182,368	85,870,852	90,291,578	19,938
Utilities	196,366,922	132,980,571	63,386,351	—
Preferred securities
Consumer discretionary	7,193,309	157,951	7,035,358	—
Consumer staples	2,706,741	232,679	2,474,062	—
Energy	997,843	997,843	—	—
Financials	4,573,270	4,573,270	—	—
Information technology	1,824,905	—	1,824,905	—
Materials	1,724,651	1,094,115	630,536	—
Telecommunication services	328,476	328,476	—	—
Utilities	426,840	426,840	—	—
Exchange-traded funds	31,445,648	31,445,648	—	—
Rights	373,762	373,762	—	—
Warrants	56,191	56,110	81	—
Securities lending collateral	102,526,755	102,526,755	—	—
Short-term investments	229,090,000	—	229,090,000	—
Total investments in securities	$6,458,665,930	$4,434,876,709	$2,021,884,539	$1,904,682
Other financial instruments:
Futures	$5,868,889	$5,868,889	—	—
Forward foreign currency contracts	$1,772,387	—	$1,772,387	—
173

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
U.S. Government and Agency obligations	$1,268,185,198	—	$1,268,185,198	—
Foreign government obligations	147,370,688	—	147,370,688	—
Corporate bonds	571,499,707	—	570,373,028	$1,126,679
Term loans	21,776,034	—	21,776,034	—
Capital preferred securities	2,898,000	—	2,898,000	—
Municipal bonds	103,788,740	—	103,788,740	—
Collateralized mortgage obligations	299,581,165	—	299,581,165	—
Asset backed securities	97,919,398	—	97,919,398	—
Preferred securities	34,331,596	$27,114,196	7,217,400	—
Purchased options	2,782,277	—	2,782,277	—
Short-term investments	10,699,964	—	10,699,964	—
Total investments in securities	$2,560,832,767	$27,114,196	$2,532,591,892	$1,126,679
Other financial instruments:
Futures	($214,176)	($214,176)	—	—
Forward foreign currency contracts	$37,660,021	—	$37,660,021	—
Written options	($1,859,016)	—	($1,859,016)	—
Interest rate swaps	($15,407,197)	—	($15,407,197)	—
Credit default swaps	($178,787)	—	($178,787)	—
174

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. High Yield Bond Fund
Corporate bonds	$338,129,196	—	$338,129,196	—
Capital preferred securities	1,543,500	—	1,543,500	—
Term loans	26,488,816	—	26,488,816	—
Common stocks	7,500	—	—	$7,500
Preferred securities	1,522,109	$1,513,669	—	8,440
Securities lending collateral	7,380,357	7,380,357	—	—
Short-term investments	7,944,921	7,944,921	—	—
Total investments in securities	$383,016,399	$16,838,947	$366,161,512	$15,940

	Total Market Value at 5-31-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value Fund
Common stocks
Consumer discretionary	$48,468,469	$48,468,469	—	—
Consumer staples	11,062,962	11,062,962	—	—
Energy	25,164,080	16,877,665	$8,286,415	—
Financials	109,597,653	109,597,653	—	—
Health care	40,588,918	40,588,918	—	—
Industrials	72,825,886	72,825,886	—	—
Information technology	52,688,315	52,688,315	—	—
Materials	18,667,529	18,667,529	—	—
Telecommunication services	9,191,594	9,191,594	—	—
Utilities	11,199,727	11,199,727	—	—
Short-term investments	2,221,043	2,221,043	—	—
Total investments in securities	$401,676,176	$393,389,761	$8,286,415	—
175

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-14	$225,387	$15,322,300	$15,547,687
Realized gain (loss)	—	681,363	681,363
Change in unrealized appreciation (depreciation)	3,631,064	7,148,149	10,779,213
Purchases	5,300,336	8,813,742	14,114,078
Sales	—	(1,677,620)	(1,677,620)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 5-31-15	$9,156,787	$30,287,934	$39,444,721
Change in unrealized at period end*	$3,631,064	$8,960,085	$12,591,149

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

High Yield Fund
	Corporate Bonds	Convertible Bonds	Common Stocks	Totals
Balance as of 8-31-14	$5,328,514	$1,993,000	$12,056,491	$19,378,005
Realized gain (loss)	7,162	—	—	7,162
Change in unrealized appreciation (depreciation)	(831,015)	—	(805,278)	(1,636,293)
Purchases	328,389	—	—	328,389
Sales	(86,000)	—	—	(86,000)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(1,993,000)	—	(1,993,000)
Balance as of 5-31-15	$4,747,050	—	$11,251,213	$15,998,263
Change in unrealized at period end*	($258,358)	—	($805,278)	($1,063,636)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

176

Investment Quality Bond Fund
	Corporate Bonds	Totals
Balance as of 8-31-14	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	$2,463,363	$2,463,363
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 5-31-15	$2,463,363	$2,463,363
Change in unrealized at period end*	—	—

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Mid Cap Stock Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-14	$1,421,591	$76,134,758	$77,556,349
Realized gain (loss)	20,753	4,540,613	4,561,366
Change in unrealized appreciation (depreciation)	15,843,597	29,017,331	44,860,928
Purchases	16,833,727	39,366,801	56,200,528
Sales	(185,807)	(11,179,684)	(11,365,491)
Transfers into Level 3	7,306,406	—	7,306,406
Transfers out of Level 3	—	—	—
Balance as of 5-31-15	$41,240,267	$137,879,819	$179,120,086
Change in unrealized at period end*	$15,843,597	$37,040,509	$52,884,106

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

177

Science & Technology Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-14	$15,765,155	$1,271,211	$17,036,366
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	1,248,057	334,963	1,583,020
Purchases	149,795	970,518	1,120,313
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 5-31-15	$17,163,007	$2,576,692	$19,739,699
Change in unrealized at period end*	$1,248,057	$334,963	$1,583,020

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Small Cap Growth Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-14	$229,671	$4,288,980	$4,518,651
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	114,740	114,740
Purchases	—	1,646,232	1,646,232
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 5-31-15	$229,671	$6,049,952	$6,279,623
Change in unrealized at period end*	—	$873,159	$873,159

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

178

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below:

Alpha Opportunities Fund

	Fair Value at 5-31-15	Valuation Technique	Unobservable Inputs	Input/ Range

Common Stocks	$208,083	Market Approach	EV to revenue multiple Discount for lack of marketability	2.79x 10%
	$8,948,704	Market Approach	Prior / recent transactions	$11.49 - $18.00 (weighted average $17.92)
	$9,156,787
Preferred Securities	$5,592,730	Market Approach	EV to revenue multiple Discount for lack of marketability	1.37x - 20.85x (weighted average 8.04x) 7.5% - 25% (weighted average 12.3%)
	$1,249,763	Market Approach	EV to revenue multiple WACC	4.4x 15%
	$1,412,899	Estimated liquidation value	Estimated future payments	$4.87
	$2,068,258	Market Approach	Pending transaction Discount for lack of marketability	$5.39 - $44.41 (weighted average $29.94) 10% - 20% (weighted average 13.7%)
	$19,964,284	Market Approach	Prior / recent transactions	$3.30 - $39.64 (weighted average $30.94)
	$30,287,934
Total	$39,444,721

179

High Yield Fund

	Fair Value at 5-31-15		Valuation Technique	Unobservable Inputs	Input/ Range

Common Stocks	$10,948,033		Market Approach	EV/EBITDA multiple Discount for lack of marketability	6.24x - 11.18x (weighted average 8.04x) 10% -17.5% (weighted average 13.7%)
Corporate Bonds	$4,747,050		Market Approach	Yield spread	440 bps - 756 bps (weighted average 641.53 bps)
Total	$15,695,083	*

*Amount excludes valuations provided by a broker, which amounted to $303,180.

Mid Cap Stock Fund
	Fair Value at 5-31-15		Valuation Technique	Unobservable Inputs	Input/ Range

Common Stocks	$1,312,449		Market Approach	EV to revenue multiple Discount for lack of marketability	2.79x 10%
	$39,927,818		Market Approach	Prior / recent transactions	$11.49 - $18.00 (weighted average $17.89)
	$41,240,267
Preferred Securities	$7,814,019		Market Approach	EV to revenue multiple Discount for lack of marketability Allocated using OPM - Volatility	1.72x 17.5% 40%
	$4,887,179		Market Approach	EV to revenue multiple WACC	4.4x 15%
	$26,478,101		Market Approach	EV to revenue multiple Discount for lack of marketability	$1.37 - $20.85 (weighted average $8.24) 7.5% - 25% (weighted average 16.2%)
	$8,151,755		Estimated liquidation value	Estimated future payments	$4.87
	$12,453,107		Market Approach	Pending transaction Discount for lack of marketability	$5.39 - $44.41 (weighted average $30.13) 10% - 20% (weighted average 13.7%)
	$78,095,658		Market Approach	Prior / recent transactions	$3.30 - $39.64 (weighted average $27.43)
	$137,879,819
Total	$179,120,086

180

Science & Technology Fund

	Fair Value at 5-31-15	Valuation Technique	Unobservable Inputs	Input/ Range

Common Stocks	$2,028,467	Market Approach	EV to revenue multiple Discount for lack of marketability	11.16x 17.5%
	$186,903	Market Approach	Prior / recent transactions	$142.24
	$14,947,637	Market Approach	Prior / recent transactions Interest rate	13.75 5.75%
	$17,163,007
Preferred Securities	$2,576,692	Market Approach	Prior / recent transactions	$30.92 - $142.24 (weighted average $81.22)
Total	$19,739,699

181

Small Cap Growth Fund

	Fair Value at 5-31-15	Valuation Technique	Unobservable Inputs	Input/ Range

Common Stocks	$229,671	Market Approach	EV to revenue multiple Probability weighted expected price Implied discount rate at time of purchase	4.1x $2.98 37%
Preferred Securities	$1,580,433	Market Approach	EV to revenue multiple Discount for lack of marketability	4.66x - 11.74x (weighted average 8.75x) 7.5% - 10x (weighted average 8.6%)
	$705,929	Market Approach	EV to revenue multiple WACC	4.4x 15%
	$607,803	Market Approach	EV to revenue multiple Probability weighted expected price Implied discount rate at time of purchase	4.1x $2.98 37%
	$3,155,787	Market Approach	Prior / recent transactions	$3.80 - $30.92 (weighted average $17.39)
	$6,049,952
Total	$6,279,623

182

A change to unobservable inputs of the fund’s Level 3 securities may result in changes to the fair value measurement, as follows :

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases

Enterprise values to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Yield spread	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Probability - weighted expected price	Increase	Decrease
Discount for lack of marketability	Decrease	Increase
Implied discount rate at time of purchase	Decrease	Increase
Weighted Average Cost of Capital (WACC)	Decrease	Increase
Interest rate	Increase	Decrease
Pending transaction	Increase	Decrease
Estimated future payments	Increase	Decrease
Allocated using Options Pricing Method (OPM) - Volatility	Variable	Variable

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the funds for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

183

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. A fund accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, a fund may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, a fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that a fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on May 31, 2015, including short-term investments, for federal income tax purposes, were as follows:

Fund	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond Fund	$1,902,044,571	$60,288,462	($14,611,357)	$45,677,105
All Cap Core Fund	732,264,691	84,277,222	(7,131,408)	77,145,814
Alpha Opportunities Fund	1,637,452,786	223,598,018	(54,616,702)	168,981,316
Asia Pacific Total Return Bond Fund	435,236,612	2,571,143	(26,058,209)	(23,487,066)
Capital Appreciation Fund	1,220,081,814	1,067,933,921	(3,139,963)	1,064,793,958
Capital Appreciation Value Fund	1,972,265,244	262,214,916	(12,202,864)	250,012,052
Core Bond Fund	1,387,217,851	5,273,583	(6,989,233)	(1,715,650)
Fundamental Global Franchise Fund	358,827,876	90,305,945	(2,235,749)	88,070,196
Global Bond Fund	642,097,940	6,064,884	(42,852,879)	(36,787,995)
Global Real Estate Fund	288,350,022	27,389,776	(6,523,215)	20,866,561
Health Sciences Fund	278,492,082	169,548,933	(1,084,248)	168,464,685
High Yield Fund	724,998,357	16,320,576	(58,101,088)	(41,780,512)
International Growth Opportunities Fund	784,516,470	222,596,289	(31,266,037)	191,330,252
International Growth Stock Fund	695,531,738	153,689,536	(21,171,734)	132,517,802
International Small Cap Fund	711,211,104	200,542,047	(39,789,432)	160,752,615
International Value Fund	1,883,939,742	298,757,603	(147,794,986)	150,962,617
Investment Quality Bond Fund	783,131,692	7,228,728	(7,829,791)	(601,063)
Lifestyle II Aggressive Portfolio	31,300,373	647,699	(37,014)	610,685
Lifestyle II Balanced Portfolio	81,257,330	1,564,115	(150,305)	1,413,810
Lifestyle II Conservative Portfolio	15,170,211	102,978	(37,149)	65,829
Lifestyle II Growth Portfolio	68,313,508	1,388,995	(77,484)	1,311,511
184

Lifestyle II Moderate Portfolio	25,719,180	190,346	(67,224)	123,122
Mid Cap Stock Fund	1,506,314,515	343,292,788	(44,759,512)	298,533,276
Mid Value Fund	840,481,911	247,701,604	(25,150,903)	222,550,701
Real Estate Equity Fund	148,006,142	94,668,038	(367,780)	94,300,258
Real Estate Securities Fund	519,394,776	79,743,293	(12,462,402)	67,280,891
Real Return Bond Fund	681,325,815	3,087,973	(25,269,042)	(22,181,069)
Science & Technology Fund	897,470,705	153,753,003	(23,364,422)	130,388,581
Short Term Government Income Fund	234,464,956	1,010,388	(3,240,124)	(2,229,736)
Small Cap Growth Fund	212,920,191	50,832,236	(5,825,923)	45,006,313
Small Company Growth Fund	139,865,331	69,697,918	(4,462,657)	65,235,261
Small Company Value Fund	235,026,603	127,416,155	(6,345,453)	121,070,702
Strategic Equity Allocation Fund	5,143,846,536	1,439,242,366	(124,422,972)	1,314,819,394
Total Return Fund	2,595,459,823	31,658,659	(66,285,715)	(34,627,056)
U.S. High Yield Bond Fund	386,076,065	10,099,200	(13,158,866)	(3,059,666)
Value Fund	318,982,464	92,095,044	(9,401,332)	82,693,712

Derivative instruments. The funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The following tables summarize the contracts held at May 31, 2015. In addition, the tables detail how the funds used future contracts during the period ended May 31, 2015.

All Cap Core Fund

The fund used futures contracts as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Russell 2000 Mini Index Futures	10	Long	Jun 2015	$1,228,161	$1,244,300	$16,139
S&P 500 Index E-Mini Futures	102	Long	Jun 2015	10,467,770	10,740,600	272,830
						$288,969

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

185

Asia Pacific Total Return Bond Fund

The fund used futures contracts to manage against anticipated interest rate changes and manage duration of the fund. The following table summarizes the contracts held at May 31, 2015.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note Futures	354	Short	Sep 2015	($45,054,442)	($45,201,375)	($146,933)
						($146,933)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Global Bond Fund

The fund used futures contracts to gain exposure to foreign bond markets and treasury markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note Futures	1,045	Long	Sep 2015	$132,843,534	$133,433,437	$589,903
5-Year U.S. Treasury Note Futures	166	Long	Sep 2015	19,854,118	19,874,609	20,491
Euro-Buxl Futures	133	Long	Jun 2015	24,330,347	23,666,894	(663,453)
Eurodollar Futures	98	Long	Mar 2016	24,202,548	24,317,475	114,927
Euro-OAT Futures	102	Long	Jun 2015	17,327,251	17,085,178	(242,073)
German Euro BOBL Futures	28	Long	Sep 2015	4,002,455	4,002,118	(337)
German Euro BUND Futures	30	Long	Jun 2015	5,214,778	5,121,263	(93,515)
German Euro BUND Futures	56	Long	Sep 2015	9,460,425	9,538,780	78,355
Mid-Term Euro-OAT Futures	128	Long	Jun 2015	18,263,948	18,247,596	(16,352)
U.K. Long Gilt Bond Futures	25	Long	Sep 2015	4,480,915	4,501,138	20,223
U.S. Treasury Long Bond Futures	7	Long	Sep 2015	1,082,874	1,089,375	6,501
U.S. Treasury Ultra Bond Futures	16	Long	Sep 2015	2,508,140	2,564,500	56,360
10-Year Australian Treasury Bond Futures	75	Short	Jun 2015	(7,451,349)	(7,368,260)	83,089
10-Year Canada Government Bond Futures	89	Short	Sep 2015	(9,950,392)	(10,083,709)	(133,317)
Eurodollar Futures	3	Short	Jun 2016	(741,708)	(742,912)	(1,204)
						($180,402)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

186

High Yield Fund

The fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at May 31, 2015.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note Futures	143	Long	Sep 2015	$18,099,683	$18,259,312	$159,629
						$159,629

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Investment Quality Bond Fund

The fund used futures contracts to gain exposure to foreign bond markets and treasury markets, manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

10-Year Australian Treasury Bond Futures	75	Long	Jun 2015	$7,260,602	$7,368,261	$107,659
5-Year U.S. Treasury Note Futures	167	Long	Sep 2015	19,920,351	19,994,336	73,985
U.K. Long Gilt Bond Futures	20	Long	Sep 2015	3,579,239	3,600,910	21,671
U.S. Treasury Long Bond Futures	22	Long	Sep 2015	3,403,333	3,423,750	20,417
U.S. Treasury Ultra Bond Futures	145	Long	Sep 2015	23,065,474	23,240,781	175,307
10-Year U.S. Treasury Note Futures	409	Short	Sep 2015	(52,054,248)	(52,224,188)	(169,940)
2-Year U.S. Treasury Note Futures	124	Short	Sep 2015	(27,107,360)	(27,138,563)	(31,203)
Eurodollar Futures	119	Short	Dec 2015	(29,572,742)	(29,581,912)	(9,170)
						$188,726

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

187

Real Return Bond Fund

The fund used futures contracts to gain exposure to foreign bond markets and treasury markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note Futures	330	Long	Sep 2015	$39,394,067	$39,509,767	$115,700
U.S. Treasury Long Bond Futures	2	Long	Sep 2015	309,393	311,250	1,857
10-Year U.S. Treasury Note Futures	77	Short	Sep 2015	(9,801,328)	(9,831,938)	(30,610)
Eurodollar Futures	260	Short	Dec 2015	(64,571,374)	(64,632,750)	(61,376)
Eurodollar Futures	123	Short	Mar 2016	(30,501,875)	(30,520,912)	(19,037)
Eurodollar Futures	14	Short	Sep 2016	(3,454,362)	(3,459,400)	(5,038)
Eurodollar Futures	254	Short	Dec 2016	(62,546,591)	(62,636,400)	(89,809)
Eurodollar Futures	214	Short	Mar 2017	(52,616,108)	(52,686,800)	(70,692)
						($159,005)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

188

Strategic Equity Allocation Fund

The fund used futures contracts as a substitute for securities purchased and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at May 31, 2015.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

10-Year Government of Canada Bond Futures	85	Long	Jun 2015	$6,717,485	$6,828,050	$110,565
Mini MSCI EAFE Index Futures	1,010	Long	Jun 2015	92,274,725	95,950,000	3,675,275
Mini MSCI Emerging Markets Index Futures	447	Long	Jun 2015	21,376,782	22,280,715	903,933
Russell 2000 Mini Index Futures	97	Long	Jun 2015	11,981,467	12,069,710	88,243
S&P 500 Index Futures	182	Long	Jun 2015	95,193,416	95,823,000	629,584
S&P Mid 400 Index E-Mini Futures	224	Long	Jun 2015	33,746,942	34,119,680	372,738
S&P/TSX 60 Index Futures	55	Long	Jun 2015	7,638,691	7,727,242	88,551
						$5,868,889

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Total Return Fund

The fund used futures contracts to gain exposure to foreign bond markets and treasury markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

189

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

10-Year Australian Treasury Bond Futures	50	Long	Jun 2015	$4,798,662	$4,912,173	$113,511
10-Year U.S. Treasury Note Futures	2,432	Long	Sep 2015	308,954,808	310,536,001	1,581,193
5-Year U.S. Treasury Note Futures	5	Long	Sep 2015	597,036	598,633	1,597
Euro-Buxl Futures	10	Long	Sep 2015	1,765,967	1,768,483	2,516
German Euro BUND Futures	208	Long	Jun 2015	35,485,091	35,507,426	22,335
German Euro BUND Futures	675	Long	Sep 2015	113,807,558	114,976,366	1,168,808
10-Year Canada Government Bond Futures	64	Short	Sep 2015	(7,155,818)	(7,251,206)	(95,388)
3-Month Sterling Futures	92	Short	Mar 2016	(17,406,173)	(17,439,502)	(33,329)
3-Month Sterling Futures	34	Short	Jun 2016	(6,420,960)	(6,436,589)	(15,629)
3-Month Sterling Futures	590	Short	Mar 2017	(111,117,773)	(111,254,144)	(136,371)
3-Month Sterling Futures	321	Short	Jun 2017	(60,364,758)	(60,456,204)	(91,446)
Eurodollar Futures	620	Short	Dec 2015	(153,672,913)	(154,124,250)	(451,337)
Eurodollar Futures	3,692	Short	Jun 2016	(913,773,870)	(914,277,650)	(503,780)
Eurodollar Futures	1,565	Short	Sep 2016	(386,140,324)	(386,711,500)	(571,176)
Eurodollar Futures	172	Short	Dec 2016	(42,340,370)	(42,415,200)	(74,830)
Eurodollar Futures	285	Short	Mar 2017	(70,115,402)	(70,167,000)	(51,598)
Eurodollar Futures	2,101	Short	Mar 2018	(513,601,706)	(514,587,425)	(985,719)
U.S. Treasury Long Bond Futures	34	Short	Sep 2015	(5,197,717)	(5,291,250)	(93,533)
						($214,176)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing a fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at May 31, 2015. In addition, the tables detail how the funds used the forward foreign currency contracts during the period ended May 31, 2015.

Alpha Opportunities Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2015.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	12,556,365	JPY	1,545,023,000	Commonwealth Bank of Australia Sydney	6/17/2015	$105,864	—	$105,864
						$105,864	—	$105,864
190

Asia Pacific Total Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2015.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	11,146,032	AUD	14,400,000	Royal Bank of Canada	6/30/2015	$152,917	—	$152,917
USD	9,829,808	NZD	13,600,000	Royal Bank of Canada	6/30/2015	205,682	—	205,682
USD	14,063,032	SGD	19,000,000	Royal Bank of Canada	6/30/2015	—	($22,197)	(22,197)
						$358,599	($22,197)	$336,402

Global Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, maintain diversity and liquidity of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AUD	15,148,639	USD	11,729,541	Goldman Sachs Bank USA	6/2/2015	—	($147,650)	($147,650)
BRL	10,182,100	USD	3,252,028	Deutsche Bank AG London	6/2/2015	—	(56,441)	(56,441)
BRL	10,182,100	USD	3,294,805	Deutsche Bank AG London	7/2/2015	—	(133,496)	(133,496)
CNY	3,868,200	USD	630,000	Bank of America, N.A.	9/8/2015	—	(9,586)	(9,586)
CNY	6,668,200	USD	1,092,925	Barclays Capital	9/8/2015	—	(23,424)	(23,424)
CNY	30,936,600	USD	5,114,017	Citibank N.A.	9/8/2015	—	(152,153)	(152,153)
CNY	3,950,000	USD	653,595	JPMorgan Chase Bank	9/8/2015	—	(20,061)	(20,061)
CNY	3,753,050	USD	610,000	Morgan Stanley Bank, N.A.	9/8/2015	—	(8,055)	(8,055)
DKK	19,193,800	USD	2,869,886	Bank of America, N.A.	7/1/2015	—	(41,919)	(41,919)
DKK	57,474,690	USD	8,570,637	UBS AG	7/1/2015	—	(102,457)	(102,457)
DKK	28,505,000	USD	4,411,134	Goldman Sachs Bank USA	8/12/2015	—	(206,108)	(206,108)
DKK	18,598,000	USD	2,835,493	UBS AG	8/12/2015	—	(91,937)	(91,937)
EUR	9,090,000	USD	10,290,270	Citibank N.A.	8/12/2015	—	(296,842)	(296,842)
EUR	2,384,000	USD	2,674,183	UBS AG	8/12/2015	—	(53,244)	(53,244)
GBP	8,181,000	USD	12,412,410	Bank of America, N.A.	6/2/2015	$91,431	—	91,431
GBP	5,487,000	USD	8,662,068	JPMorgan Chase Bank N.A.	6/2/2015	—	(275,737)	(275,737)
GBP	4,254,000	USD	6,535,846	HSBC Bank USA	7/2/2015	—	(35,479)	(35,479)
191

ILS	12,445,951	USD	3,163,849	Bank of America, N.A.	6/11/2015	52,249	—	52,249
INR	372,948,000	USD	5,853,838	Barclays Capital	6/26/2015	—	(42,578)	(42,578)
INR	404,778,723	USD	6,367,950	UBS AG	6/26/2015	—	(60,705)	(60,705)
JPY	9,588,070,800	USD	80,567,284	Bank of America, N.A.	6/3/2015	—	(3,315,347)	(3,315,347)
JPY	448,600,000	USD	3,744,096	UBS AG	6/3/2015	—	(129,686)	(129,686)
JPY	9,609,970,800	USD	77,624,966	HSBC Bank USA	7/2/2015	—	(163,651)	(163,651)
MXN	125,310,021	USD	8,171,504	Credit Suisse International	6/9/2015	—	(38,240)	(38,240)
MXN	178,866,029	USD	11,534,535	BNP Paribas SA	7/7/2015	50,921	—	50,921
MXN	4,220,000	USD	275,336	Credit Suisse International	7/7/2015	—	(2,000)	(2,000)
MXN	82,626,362	USD	5,344,871	Nomura Global Financial Products, Inc.	7/7/2015	6,979	—	6,979
PLN	15,135,000	USD	4,154,096	Citibank N.A.	7/30/2015	—	(117,077)	(117,077)
PLN	28,255,000	USD	7,645,933	HSBC Bank USA	7/30/2015	—	(109,365)	(109,365)
PLN	3,683,808	USD	1,022,629	JPMorgan Chase Bank	7/30/2015	—	(40,033)	(40,033)
USD	11,900,620	AUD	15,148,639	Bank of America, N.A.	6/2/2015	318,728	—	318,728
USD	11,710,769	AUD	15,148,639	Goldman Sachs Bank USA	7/2/2015	147,359	—	147,359
USD	3,327,484	BRL	10,182,100	Deutsche Bank AG London	6/2/2015	131,896	—	131,896
USD	3,800,000	BRL	11,194,800	JPMorgan Chase Bank	1/5/2016	528,371	—	528,371
USD	217,268	CAD	263,000	Citibank N.A.	6/2/2015	5,789	—	5,789
USD	1,690,258	CAD	2,045,000	JPMorgan Chase Bank N.A.	6/2/2015	45,873	—	45,873
USD	8,434,412	CNY	52,031,890	HSBC Bank USA	6/26/2015	52,528	—	52,528
USD	4,028,776	DKK	27,250,000	UBS AG	8/12/2015	8,886	—	8,886
USD	253,770	DKK	1,663,800	JPMorgan Chase Bank N.A.	10/1/2015	7,986	—	7,986
USD	257,015	DKK	1,685,400	UBS AG	10/1/2015	8,041	—	8,041
USD	2,049,810	DKK	13,406,600	JPMorgan Chase Bank N.A.	1/4/2016	64,025	—	64,025
USD	1,930,938	DKK	13,018,000	Bank of America, N.A.	4/1/2016	—	(2,782)	(2,782)
USD	6,702,266	DKK	45,280,507	HSBC Bank USA	4/1/2016	—	(23,795)	(23,795)
USD	1,926,198	DKK	12,982,000	JPMorgan Chase Bank N.A.	4/1/2016	—	(2,175)	(2,175)
USD	2,898,490	DKK	19,193,800	Bank of America, N.A.	7/1/2016	37,684	—	37,684
USD	8,655,827	DKK	57,474,690	UBS AG	7/1/2016	89,313	—	89,313
USD	2,941,726	EUR	2,685,000	Bank of America, N.A.	8/12/2015	—	(10,128)	(10,128)
USD	422,299	EUR	376,000	Citibank N.A.	8/12/2015	8,929	—	8,929
USD	20,919,593	EUR	18,749,927	Credit Suisse International	8/12/2015	306,167	—	306,167
USD	359,626	EUR	330,000	Goldman Sachs Bank USA	8/12/2015	—	(3,172)	(3,172)
USD	14,727,073	GBP	9,414,000	Citibank N.A.	6/2/2015	338,716	—	338,716
USD	6,537,262	GBP	4,254,000	HSBC Bank USA	6/2/2015	35,449	—	35,449
USD	2,313,507	ILS	9,098,790	Bank of America, N.A.	6/11/2015	—	(37,668)	(37,668)
USD	784,306	ILS	3,127,419	Barclays Bank PLC Wholesale	6/11/2015	—	(23,836)	(23,836)
USD	1,526,176	INR	96,927,460	Credit Suisse International	6/26/2015	15,857	—	15,857
192

USD	484,193	INR	30,615,531	Goldman Sachs Bank USA	6/26/2015	7,143	—	7,143
USD	4,327,355	INR	274,700,480	HSBC Bank USA	6/26/2015	46,984	—	46,984
USD	304,670	INR	19,313,000	JPMorgan Chase Bank	6/26/2015	3,735	—	3,735
USD	3,562,705	JPY	426,700,000	Goldman Sachs Bank USA	6/3/2015	124,745	—	124,745
USD	77,590,683	JPY	9,609,970,800	HSBC Bank USA	6/3/2015	162,295	—	162,295
USD	8,208,438	MXN	125,310,021	Bank of America, N.A.	6/9/2015	75,174	—	75,174
USD	16,015,146	MXN	245,031,732	Deutsche Bank AG London	6/11/2015	113,683	—	113,683
USD	8,154,594	MXN	125,310,021	Credit Suisse International	7/7/2015	38,052	—	38,052
USD	82,337	MXN	1,267,000	HSBC Bank USA	7/7/2015	272	—	272
USD	7,306,445	NZD	9,758,000	Goldman Sachs Bank USA	6/2/2015	383,634	—	383,634
USD	3,082,900	NZD	4,151,000	HSBC Bank USA	6/2/2015	137,973	—	137,973
USD	9,923,877	NZD	13,909,000	Bank of America, N.A.	7/2/2015	82,907	—	82,907
USD	3,491,890	PLN	13,358,768	Barclays Capital	7/30/2015	—	(71,347)	(71,347)
USD	16,972	PLN	61,000	Citibank N.A.	7/30/2015	701	—	701
USD	2,471,739	PLN	9,249,000	HSBC Bank USA	7/30/2015	4,716	—	4,716
USD	13,757,889	PLN	51,665,000	JPMorgan Chase Bank	7/30/2015	—	(22,922)	(22,922)
USD	240,279	SEK	2,010,000	Bank of America, N.A.	8/12/2015	4,200	—	4,200
USD	2,919,642	SGD	3,902,000	Citibank N.A.	6/26/2015	26,728	—	26,728
USD	26,593	ZAR	322,000	Barclays Bank PLC Wholesale	7/30/2015	336	—	336
						$3,566,455	($5,871,096)	($2,304,641)

High Yield Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2015.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
EUR	1,200,000	USD	1,335,090	UBS AG London	8/13/2015	—	($15,806)	($15,806)
USD	504,085	EUR	446,836	Citibank N.A. London	8/13/2015	$12,832	—	12,832
USD	16,723,886	EUR	14,683,535	UBS AG London	8/13/2015	580,758	—	580,758
USD	4,744,081	GBP	3,119,238	UBS AG London	8/13/2015	—	(20,878)	(20,878)
						$593,590	($36,684)	$556,906
193

Investment Quality Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BRL	1,840,000	USD	591,260	Goldman Sachs International	6/2/2015	—	($13,787)	($13,787)
BRL	1,840,000	USD	578,835	Morgan Stanley and Company International PLC	6/2/2015	—	(1,362)	(1,362)
BRL	1,135,000	USD	357,053	UBS AG	6/2/2015	—	(840)	(840)
CAD	715,000	USD	596,985	Royal Bank of Canada	6/17/2015	—	(22,201)	(22,201)
COP	371,300,000	USD	141,502	Standard Chartered Bank	6/17/2015	$4,990	—	4,990
COP	368,000,000	USD	146,672	State Street Bank and Trust Company	6/17/2015	—	(1,483)	(1,483)
EUR	325,000	USD	357,994	Bank of America, N.A.	6/17/2015	—	(978)	(978)
EUR	915,000	USD	1,008,414	BNP Paribas SA	6/17/2015	—	(3,280)	(3,280)
EUR	349,000	USD	380,857	Citibank N.A.	6/17/2015	2,523	—	2,523
EUR	400,000	USD	448,873	Commonwealth Bank of Australia Sydney	6/17/2015	—	(9,470)	(9,470)
EUR	113,000	USD	125,659	Deutsche Bank AG London	6/17/2015	—	(1,527)	(1,527)
EUR	2,000	USD	2,126	National Australia Bank Limited	6/17/2015	71	—	71
EUR	1,000	USD	1,060	Royal Bank of Scotland PLC	6/17/2015	39	—	39
EUR	235,000	USD	264,075	Commonwealth Bank of Australia Sydney	9/18/2015	—	(5,568)	(5,568)
IDR	7,116,551,000	USD	526,567	HSBC Bank USA	6/17/2015	10,180	—	10,180
INR	22,750,000	USD	361,800	Barclays Bank PLC Wholesale	6/17/2015	—	(6,672)	(6,672)
MXN	8,840,000	USD	589,955	Goldman Sachs International	6/17/2015	—	(16,533)	(16,533)
MXN	17,850,000	USD	1,175,332	JPMorgan Chase Bank N.A.	6/17/2015	—	(17,462)	(17,462)
MYR	710,000	USD	191,892	Deutsche Bank AG London	6/17/2015	1,532	—	1,532
NGN	38,938,000	USD	190,873	JPMorgan Chase Bank	7/15/2015	2,520	—	2,520
NGN	85,790,000	USD	472,672	BNP Paribas SA	10/8/2015	—	(57,340)	(57,340)
RON	2,900,000	USD	688,581	BNP Paribas SA	6/17/2015	28,216	—	28,216
RSD	28,000,000	USD	282,173	Citibank N.A.	9/18/2015	—	(31,042)	(31,042)
USD	578,835	BRL	1,840,000	Goldman Sachs International	6/2/2015	1,362	—	1,362
USD	605,901	BRL	1,840,000	Morgan Stanley and Company International PLC	6/2/2015	28,429	—	28,429
USD	388,459	BRL	1,135,000	UBS AG	6/2/2015	32,247	—	32,247
USD	355,115	BRL	1,135,000	State Street Bank and Trust Company	7/2/2015	2,723	—	2,723
USD	566,861	CAD	715,000	Toronto Dominion Bank	6/17/2015	—	(7,924)	(7,924)
USD	190,316	CLP	119,100,000	Bank of America, N.A.	6/17/2015	—	(2,093)	(2,093)
USD	186,706	CLP	113,200,000	Standard Chartered Bank	6/17/2015	3,829	—	3,829
USD	71,624	COP	188,825,000	Bank of America, N.A.	6/17/2015	—	(2,875)	(2,875)
194

USD	217,803	COP	577,596,000	JPMorgan Chase Bank	6/17/2015	—	(10,080)	(10,080)
USD	135,489	COP	356,879,000	UBS AG	6/17/2015	—	(5,312)	(5,312)
USD	380,466	CZK	9,430,000	BNP Paribas SA	6/17/2015	2,725	—	2,725
USD	1,139,696	EUR	1,075,000	Barclays Bank PLC Wholesale	6/17/2015	—	(41,200)	(41,200)
USD	1,153,996	EUR	1,035,000	Commonwealth Bank of Australia Sydney	6/17/2015	17,040	—	17,040
USD	184,978	EUR	174,000	National Australia Bank Limited	6/17/2015	—	(6,163)	(6,163)
USD	111,997	EUR	105,000	Royal Bank of Canada	6/17/2015	—	(3,346)	(3,346)
USD	183,368	EUR	173,000	Royal Bank of Scotland PLC	6/17/2015	—	(6,674)	(6,674)
USD	429,434	EUR	398,000	State Street Bank and Trust Company	6/17/2015	—	(7,772)	(7,772)
USD	6,565,222	EUR	6,015,000	Citibank N.A.	6/30/2015	—	(43,461)	(43,461)
USD	396,392	EUR	360,000	UBS AG	6/30/2015	860	—	860
USD	303,961	EUR	235,000	Citibank N.A.	9/18/2015	45,454	—	45,454
USD	731,048	EUR	680,000	Bank of America, N.A.	3/15/2017	—	(30,270)	(30,270)
USD	388,017	GBP	252,000	Bank of America, N.A.	6/17/2015	2,905	—	2,905
USD	94,905	GBP	63,000	Barclays Bank PLC Wholesale	6/17/2015	—	(1,373)	(1,373)
USD	93,376	GBP	62,000	Royal Bank of Scotland PLC	6/17/2015	—	(1,374)	(1,374)
USD	2,008,447	GBP	1,283,000	Deutsche Bank AG London	6/30/2015	47,918	—	47,918
USD	730,033	IDR	9,585,000,000	Deutsche Bank AG London	6/17/2015	7,111	—	7,111
USD	163,699	IDR	2,363,000,000	Barclays Bank PLC Wholesale	5/18/2016	—	(2,413)	(2,413)
USD	200,207	IDR	2,898,000,000	JPMorgan Chase Bank	5/18/2016	—	(3,514)	(3,514)
USD	354,748	INR	22,750,000	JPMorgan Chase Bank	6/17/2015	—	(380)	(380)
USD	387,955	MXN	5,876,000	Bank of America, N.A.	6/17/2015	6,798	—	6,798
USD	685,114	MXN	10,260,000	Goldman Sachs International	6/17/2015	19,582	—	19,582
USD	1,075,294	MXN	16,785,000	Morgan Stanley and Company International PLC	6/17/2015	—	(13,493)	(13,493)
USD	1,075,484	MXN	16,784,000	Royal Bank of Canada	6/17/2015	—	(13,239)	(13,239)
USD	508,646	MXN	7,750,000	Standard Chartered Bank	6/17/2015	5,929	—	5,929
USD	385,511	NGN	85,790,000	Citibank N.A.	10/8/2015	—	(29,823)	(29,823)
USD	688,460	RON	2,900,000	Citibank N.A.	6/17/2015	—	(28,337)	(28,337)
USD	441,657	UYU	11,885,000	HSBC Bank USA	6/17/2015	819	—	819
USD	264,126	ZAR	3,250,000	Barclays Bank PLC Wholesale	6/17/2015	—	(2,801)	(2,801)
USD	1,358,468	ZAR	16,178,000	Deutsche Bank AG London	6/17/2015	29,748	—	29,748
USD	414,375	ZAR	5,023,000	State Street Bank and Trust Company	6/17/2015	1,830	—	1,830
ZAR	3,250,000	USD	275,189	Deutsche Bank AG London	6/17/2015	—	(8,263)	(8,263)
						$307,380	($461,725)	($154,345)
195

Real Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, maintain diversity and liquidity of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AUD	3,114,000	USD	2,450,976	Citibank N.A.	6/2/2015	—	($70,167)	($70,167)
AUD	2,965,000	USD	2,367,526	Goldman Sachs Bank USA	6/2/2015	—	(100,635)	(100,635)
BRL	32,080,231	USD	10,246,002	Deutsche Bank AG London	6/2/2015	—	(177,825)	(177,825)
BRL	34,498,427	USD	11,272,113	Deutsche Bank AG London	7/2/2015	—	(561,143)	(561,143)
CAD	2,135,000	USD	1,767,048	Bank of America, N.A.	6/2/2015	—	(50,293)	(50,293)
COP	1,124,128,696	USD	442,570	HSBC Bank USA	6/3/2015	$1,531	—	1,531
EUR	235,000	USD	268,792	Bank of America, N.A.	6/2/2015	—	(10,691)	(10,691)
EUR	353,000	USD	396,271	Deutsche Bank AG London	6/2/2015	—	(8,571)	(8,571)
EUR	5,717,000	USD	6,374,552	Goldman Sachs Bank USA	6/2/2015	—	(95,570)	(95,570)
EUR	63,918,000	USD	69,704,877	UBS AG	6/2/2015	496,266	—	496,266
EUR	1,717,000	USD	1,882,755	Citibank N.A.	7/2/2015	3,765	—	3,765
EUR	1,870,000	USD	2,036,687	JPMorgan Chase Bank N.A.	7/2/2015	17,938	—	17,938
GBP	424,000	USD	644,649	Citibank N.A.	6/2/2015	3,392	—	3,392
GBP	11,333,000	USD	17,415,795	HSBC Bank USA	6/2/2015	—	(94,438)	(94,438)
GBP	487,000	USD	750,198	JPMorgan Chase Bank N.A.	6/2/2015	—	(5,867)	(5,867)
INR	296,798,654	USD	4,669,215	UBS AG	6/26/2015	—	(44,511)	(44,511)
INR	207,367,688	USD	3,267,949	Barclays Capital	7/24/2015	—	(54,635)	(54,635)
INR	165,460,526	USD	2,565,478	JPMorgan Chase Bank	7/24/2015	—	(1,547)	(1,547)
JPY	554,800,000	USD	4,485,044	Bank of America, N.A.	6/3/2015	—	(14,972)	(14,972)
PLN	6,327,737	USD	1,685,015	JPMorgan Chase Bank	7/30/2015	2,807	—	2,807
USD	5,925,705	AUD	7,543,000	Bank of America, N.A.	6/2/2015	158,705	—	158,705
USD	10,483,736	BRL	32,080,231	Deutsche Bank AG London	6/2/2015	415,559	—	415,559
USD	10,170,000	BRL	32,742,980	JPMorgan Chase Bank	4/4/2016	845,545	—	845,545
USD	1,636,534	CAD	1,980,000	JPMorgan Chase Bank N.A.	6/2/2015	44,415	—	44,415
USD	488,433	COP	1,124,128,696	BNP Paribas SA	6/3/2015	44,331	—	44,331
USD	440,274	COP	1,124,128,696	HSBC Bank USA	7/27/2015	—	(1,399)	(1,399)
USD	74,010,251	EUR	68,251,000	Citibank N.A.	6/2/2015	—	(949,825)	(949,825)
USD	2,150,580	EUR	1,972,000	Goldman Sachs Bank USA	6/2/2015	—	(15,268)	(15,268)
USD	69,227,086	EUR	63,468,000	UBS AG	7/2/2015	—	(507,113)	(507,113)
USD	18,576,891	GBP	12,244,000	Bank of America, N.A.	6/2/2015	—	(136,838)	(136,838)
USD	17,412,021	GBP	11,333,000	HSBC Bank USA	7/2/2015	94,518	—	94,518
196

USD	2,540,874	HUF	712,676,970	JPMorgan Chase Bank	7/30/2015	12,004	—	12,004
USD	4,664,105	JPY	554,800,000	JPMorgan Chase Bank N.A.	6/3/2015	194,032	—	194,032
USD	4,486,974	JPY	554,800,000	Bank of America, N.A.	7/2/2015	15,000	—	15,000
USD	1,982,392	KRW	2,146,931,000	Deutsche Bank AG London	7/24/2015	48,139	—	48,139
USD	2,211,567	MXN	33,836,982	Deutsche Bank AG London	6/11/2015	15,699	—	15,699
USD	3,631,052	MXN	56,306,722	BNP Paribas SA	7/7/2015	—	(16,030)	(16,030)
USD	138,202	MXN	2,132,000	Citibank N.A.	7/7/2015	109	—	109
USD	1,217,197	MXN	18,591,000	Credit Suisse International	7/7/2015	13,026	—	13,026
USD	112,566	MXN	1,726,172	Deutsche Bank AG London	7/7/2015	759	—	759
USD	434,971	MXN	6,637,000	Goldman Sachs Bank USA	7/7/2015	5,081	—	5,081
USD	2,256,603	MXN	34,884,822	Nomura Global Financial Products, Inc.	7/7/2015	—	(2,946)	(2,946)
USD	3,178,506	NZD	4,245,000	Goldman Sachs Bank USA	6/2/2015	166,891	—	166,891
USD	970,797	PLN	3,714,464	Barclays Capital	7/30/2015	—	(19,977)	(19,977)
USD	493,852	ZAR	6,042,279	Barclays Bank PLC Wholesale	7/30/2015	1,160	—	1,160
						$2,600,672	($2,940,261)	($339,589)

Strategic Equity Allocation Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2015.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	44,852,639	JPY	5,341,725,000	Royal Bank of Canada	8/18/2015	$1,772,387	—	$1,772,387
						$1,772,387	—	$1,772,387
197

Total Return Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, maintain diversity and liquidity of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2015.

Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AUD	10,243,000	USD	8,200,228	Bank of America, N.A.	6/2/2015	—	($368,943)	($368,943)
AUD	3,561,000	USD	2,849,124	Citibank N.A.	6/2/2015	—	(126,562)	(126,562)
BRL	10,680,270	USD	3,411,137	Deutsche Bank AG London	6/2/2015	—	(59,202)	(59,202)
BRL	20,000,000	USD	6,386,716	Citibank N.A.	7/2/2015	—	(177,175)	(177,175)
BRL	10,680,270	USD	3,456,007	Deutsche Bank AG London	7/2/2015	—	(140,028)	(140,028)
BRL	296,710	USD	86,190	JPMorgan Chase Bank	1/3/2018	—	(13,251)	(13,251)
CAD	22,126,000	USD	17,819,119	Goldman Sachs Bank USA	6/2/2015	—	(27,592)	(27,592)
EUR	27,239,000	USD	29,745,919	Deutsche Bank AG London	6/2/2015	$170,676	—	170,676
EUR	22,291,000	USD	25,317,128	JPMorgan Chase Bank N.A.	6/2/2015	—	(834,922)	(834,922)
EUR	126,781,000	USD	138,461,305	UBS AG	6/2/2015	782,273	—	782,273
EUR	469,000	USD	612,977	Bank of America, N.A.	6/15/2015	—	(97,791)	(97,791)
EUR	1,868,000	USD	2,489,828	Barclays Bank PLC Wholesale	6/15/2015	—	(437,870)	(437,870)
EUR	3,114,000	USD	4,174,348	BNP Paribas SA	6/15/2015	—	(753,685)	(753,685)
EUR	3,992,000	USD	5,281,296	Citibank N.A.	6/15/2015	—	(896,169)	(896,169)
EUR	7,355,000	USD	9,856,619	Credit Suisse International	6/15/2015	—	(1,777,308)	(1,777,308)
EUR	2,220,000	USD	2,886,622	Deutsche Bank AG London	6/15/2015	—	(447,999)	(447,999)
EUR	9,406,000	USD	12,571,721	Goldman Sachs Bank USA	6/15/2015	—	(2,239,430)	(2,239,430)
EUR	2,597,000	USD	3,472,449	JPMorgan Chase Bank N.A.	6/15/2015	—	(619,699)	(619,699)
EUR	1,306,000	USD	1,721,198	UBS AG	6/15/2015	—	(286,585)	(286,585)
EUR	6,479,000	USD	7,056,522	JPMorgan Chase Bank N.A.	7/2/2015	62,150	—	62,150
EUR	1,143,000	USD	1,543,679	Bank of America, N.A.	6/13/2016	—	(278,281)	(278,281)
EUR	4,162,000	USD	5,625,359	Deutsche Bank AG London	6/13/2016	—	(1,017,674)	(1,017,674)
GBP	15,837,000	USD	24,346,036	Citibank N.A.	6/2/2015	—	(140,766)	(140,766)
ILS	122,470,823	USD	31,621,695	Bank of America, N.A.	6/11/2015	25,402	—	25,402
ILS	13,921,244	USD	3,558,000	Citibank N.A.	6/11/2015	39,322	—	39,322
ILS	13,411,000	USD	3,415,306	JPMorgan Chase Bank N.A.	6/11/2015	50,166	—	50,166
INR	103,151,350	USD	1,613,000	Nomura Global Financial Products, Inc.	6/18/2015	—	(3,126)	(3,126)
INR	187,988,720	USD	2,941,000	Goldman Sachs Bank USA	6/19/2015	—	(7,664)	(7,664)
INR	57,226,300	USD	895,000	UBS AG	6/19/2015	—	(2,053)	(2,053)
INR	206,627,900	USD	3,273,313	Citibank N.A.	6/26/2015	—	(53,646)	(53,646)
INR	190,904,090	USD	3,019,201	Goldman Sachs Bank USA	6/26/2015	—	(44,542)	(44,542)
INR	121,496,540	USD	1,913,934	HSBC Bank USA	6/26/2015	—	(20,780)	(20,780)
INR	42,706,300	USD	665,000	Barclays Capital	7/24/2015	—	(3,235)	(3,235)
INR	671,050,560	USD	10,433,000	JPMorgan Chase Bank	7/24/2015	—	(34,582)	(34,582)
JPY	10,360,916,000	USD	83,758,416	Bank of America, N.A.	6/3/2015	—	(279,595)	(279,595)
JPY	4,242,700,000	USD	35,545,208	JPMorgan Chase Bank N.A.	6/3/2015	—	(1,361,397)	(1,361,397)
JPY	346,700,000	USD	2,807,488	BNP Paribas SA	7/2/2015	—	(12,907)	(12,907)
MXN	64,108,130	USD	4,247,683	Bank of America, N.A.	7/7/2015	—	(95,291)	(95,291)
MXN	187,653,759	USD	12,101,229	BNP Paribas SA	7/7/2015	53,423	—	53,423
198

MXN	200,026,000	USD	12,992,780	Citibank N.A.	7/7/2015	—	(36,756)	(36,756)
MXN	128,737,365	USD	8,467,000	Deutsche Bank AG London	7/7/2015	—	(128,462)	(128,462)
MXN	35,783,854	USD	2,351,000	HSBC Bank USA	7/7/2015	—	(33,219)	(33,219)
MXN	10,553,000	USD	695,058	Royal Bank of Canada	7/7/2015	—	(11,523)	(11,523)
MXN	203,488,898	USD	13,438,000	UBS AG	7/7/2015	—	(257,679)	(257,679)
USD	13,552,999	AUD	17,252,000	Bank of America, N.A.	6/2/2015	362,983	—	362,983
USD	3,490,284	BRL	10,680,270	Deutsche Bank AG London	6/2/2015	138,349	—	138,349
USD	144,123	BRL	348,616	BNP Paribas SA	7/2/2015	35,886	—	35,886
USD	6,236,493	BRL	16,478,427	Deutsche Bank AG London	7/2/2015	1,120,320	—	1,120,320
USD	6,606,488	BRL	16,007,520	Goldman Sachs Bank USA	7/2/2015	1,636,520	—	1,636,520
USD	1,995,215	BRL	5,000,000	BNP Paribas SA	10/2/2015	490,420	—	490,420
USD	10,929,664	BRL	37,400,000	Credit Suisse International	10/2/2015	—	(326,205)	(326,205)
USD	19,032,822	BRL	49,000,000	BNP Paribas SA	1/5/2016	4,712,795	—	4,712,795
USD	4,079,702	BRL	13,800,000	HSBC Bank USA	1/5/2016	46,715	—	46,715
USD	43,727,285	BRL	126,900,000	JPMorgan Chase Bank	1/5/2016	6,641,340	—	6,641,340
USD	9,650,647	BRL	25,000,000	UBS AG	1/5/2016	2,344,510	—	2,344,510
USD	5,904,931	BRL	20,000,000	Citibank N.A.	4/4/2016	209,386	—	209,386
USD	86,783	BRL	296,710	BNP Paribas SA	1/3/2018	13,844	—	13,844
USD	1,802,934	CAD	2,172,000	BNP Paribas SA	6/2/2015	56,428	—	56,428
USD	11,586,829	CAD	13,900,000	Citibank N.A.	6/2/2015	409,832	—	409,832
USD	4,952,679	CAD	6,054,000	JPMorgan Chase Bank N.A.	6/2/2015	84,655	—	84,655
USD	17,811,445	CAD	22,126,000	Goldman Sachs Bank USA	7/2/2015	28,416	—	28,416
USD	291,261	CHF	271,000	UBS AG	6/12/2015	2,824	—	2,824
USD	3,835,141	EUR	3,353,000	Bank of America, N.A.	6/2/2015	152,541	—	152,541
USD	141,159,676	EUR	130,118,000	Citibank N.A.	6/2/2015	—	(1,748,931)	(1,748,931)
USD	1,649,070	EUR	1,469,000	Deutsche Bank AG London	6/2/2015	35,667	—	35,667
USD	2,413,289	EUR	2,156,000	HSBC Bank USA	6/2/2015	45,354	—	45,354
USD	43,742,680	EUR	39,215,000	UBS AG	6/2/2015	672,844	—	672,844
USD	16,190,474	EUR	11,908,000	Bank of America, N.A.	6/15/2015	3,109,789	—	3,109,789
USD	9,237,189	EUR	6,799,000	Barclays Bank PLC Wholesale	6/15/2015	1,768,633	—	1,768,633
USD	7,289,521	EUR	5,375,000	BNP Paribas SA	6/15/2015	1,385,198	—	1,385,198
USD	10,886,788	EUR	7,964,000	Citibank N.A.	6/15/2015	2,138,503	—	2,138,503
USD	13,309,555	EUR	9,806,000	Credit Suisse International	6/15/2015	2,537,872	—	2,537,872
USD	125,118,785	EUR	114,710,000	UBS AG	7/2/2015	—	(916,539)	(916,539)
USD	10,030,252	EUR	7,500,000	Bank of America, N.A.	8/7/2015	1,785,462	—	1,785,462
USD	936,551	EUR	700,000	Deutsche Bank AG London	8/7/2015	167,037	—	167,037
USD	39,571,936	EUR	28,934,000	Bank of America, N.A.	6/13/2016	7,539,558	—	7,539,558
USD	14,138,359	EUR	10,326,000	Deutsche Bank AG London	6/13/2016	2,706,606	—	2,706,606
199

USD	8,992,038	EUR	6,531,000	Bank of America, N.A.	6/27/2016	1,757,557	—	1,757,557
USD	9,937,486	EUR	7,227,000	Barclays Bank PLC Wholesale	6/27/2016	1,932,037	—	1,932,037
USD	24,028,276	GBP	15,837,000	Bank of America, N.A.	6/2/2015	—	(176,994)	(176,994)
USD	24,340,994	GBP	15,837,000	Citibank N.A.	7/2/2015	141,108	—	141,108
USD	36,624,515	ILS	144,069,700	Bank of America, N.A.	6/11/2015	—	(603,843)	(603,843)
USD	1,437,835	ILS	5,733,367	Barclays Bank PLC Wholesale	6/11/2015	—	(43,697)	(43,697)
USD	31,627,411	ILS	122,470,823	Bank of America, N.A.	8/12/2015	—	(28,735)	(28,735)
USD	1,613,000	INR	103,183,610	Goldman Sachs Bank USA	6/18/2015	2,623	—	2,623
USD	1,854,813	INR	117,901,195	UBS AG	6/26/2015	17,682	—	17,682
USD	14,832,164	JPY	1,788,700,000	BNP Paribas SA	6/3/2015	420,449	—	420,449
USD	21,348,766	JPY	2,579,900,000	Citibank N.A.	6/3/2015	562,283	—	562,283
USD	85,768,020	JPY	10,211,916,000	JPMorgan Chase Bank N.A.	6/3/2015	3,489,705	—	3,489,705
USD	192,797	JPY	23,100,000	UBS AG	6/3/2015	6,678	—	6,678
USD	83,794,453	JPY	10,360,916,000	Bank of America, N.A.	7/2/2015	280,133	—	280,133
USD	2,300,000	JPY	233,406,760	Bank of America, N.A.	8/7/2015	417,863	—	417,863
USD	8,713,000	JPY	888,451,540	HSBC Bank USA	8/7/2015	1,548,737	—	1,548,737
USD	1,173,000	KRW	1,281,218,634	Citibank N.A.	6/22/2015	17,667	—	17,667
USD	5,495,000	KRW	5,999,592,113	JPMorgan Chase Bank	6/22/2015	84,897	—	84,897
USD	4,031,115	MXN	62,461,722	BNP Paribas SA	6/11/2015	—	(22,371)	(22,371)
USD	23,014,194	MXN	352,117,174	Deutsche Bank AG London	6/11/2015	163,365	—	163,365
USD	1,844,660	MXN	28,120,000	Citibank N.A.	7/7/2015	23,280	—	23,280
USD	3,332,000	MXN	50,613,505	Deutsche Bank AG London	7/7/2015	53,677	—	53,677
USD	5,522,298	MXN	84,190,905	Goldman Sachs Bank USA	7/7/2015	69,111	—	69,111
USD	3,225,448	MXN	49,511,512	HSBC Bank USA	7/7/2015	18,504	—	18,504
USD	10,133,527	MXN	155,158,174	UBS AG	7/7/2015	83,670	—	83,670
						$54,654,725	($16,994,704)	$37,660,021

Currency abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NGN	Nigerian Naira
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian Leu
200

DKK	Danish Krone	RSD	Serbian Dinar
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
HUF	Hungarian Forint	USD	U.S. Dollar
IDR	Indonesian Rupiah	UYU	Uruguayan Peso
ILS	Israeli New Shekels	ZAR	South African Rand
INR	Indian Rupee

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended May 31, 2015, Global Bond Fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund, manage against anticipated changes in currency exchange rates and gain exposure to foreign currency.

Investment Quality Bond Fund used purchased options to maintain duration of the fund, manage against anticipated changes in currency exchange rates and gain exposure to foreign currency.

Real Return Bond Fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

Total Return Fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund, manage against anticipated changes in currency exchange rates and gain exposure to foreign currency and treasury markets.

201

The following tables summarize the funds’ written options activities during the period ended May 31, 2015 and the contracts held at May 31, 2015. In addition, the tables detail how the funds used the written options contracts held during the period ended May 31, 2015.

	Number of Contracts / Notional	Premiums Received
Capital Appreciation Value Fund
Outstanding, beginning of period	15,631	$3,735,330
Options written	32,207	6,910,275
Option closed	(20,243)	(4,417,844)
Options exercised	(11,469)	(2,364,341)
Options expired	(4,358)	(1,152,938)
Outstanding, end of period	11,768	$2,710,482
Global Bond Fund
Outstanding, beginning of period	123,400,403	$2,441,957
Options written	194,461,273	1,788,549
Option closed	(82,000,000)	(1,973,754)
Options exercised	(13,400,401)	(252,185)
Options expired	(86,011,192)	(693,166)
Outstanding, end of period	136,450,083	$1,311,401
Health Sciences Fund
Outstanding, beginning of period	618	$426,495
Options written	454	234,801
Option closed	(343)	(151,384)
Options exercised	(182)	(92,556)
Options expired	(426)	(349,629)
Outstanding, end of period	121	$67,727
Real Return Bond Fund
Outstanding, beginning of period	74,510,109	$509,022
Options written	340,802,556	2,596,694
Option closed	(45,930,019)	(482,664)
Options exercised	(33,868,115)	(217,390)
Options expired	(137,899,472)	(727,830)
Outstanding, end of period	197,615,059	$1,677,832
Total Return Fund
Outstanding, beginning of period	520,000,000	$3,088,609
Options written	1,993,012,246	13,282,918
Option closed	(274,901,186)	(2,108,224)
Options exercised	(351,203,393)	(2,703,740)
Options expired	(804,307,347)	(7,044,135)
Outstanding, end of period	1,082,600,320	$4,515,428
202

Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
CALLS
Google, Inc.	$588.38	Jan 2016	124	$296,530	($186,000)
Google, Inc.	590.00	Jan 2016	41	89,290	(80,155)
Visa, Inc.	70.00	Jan 2016	492	162,055	(195,570)
Visa, Inc.	75.00	Jan 2016	492	90,581	(100,860)
				$638,456	($562,585)

Health Sciences Fund

The fund used written options to manage against anticipated changes in securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the fund.

Name of Issuer	Exercise Price	Expiration date	Number of Contracts	Premium	Value
CALLS
Chimerix, Inc.	$50.00	Aug 2015	15	$2,130	($2,025)
Clovis Oncology, Inc.	85.00	Jun 2015	28	21,195	(31,920)
Humana, Inc.	220.00	Nov 2015	21	18,837	(18,837)
Incyte Corp.	90.00	Jun 2015	57	25,565	(118,560)
				$67,727	($171,342)

Over the Counter Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

203

Name of Issuer	Counterparty	Exercise Price	Expiration date	Number of Contracts	Premium	Value
CALLS
Altria Group, Inc.	Citigroup Global Markets, Inc.	$55.00	Jan 2016	1,512	$189,132	($189,000)
American Tower Corp.	Citigroup Global Markets, Inc.	105.00	Jan 2016	108	38,691	(14,040)
American Tower Corp.	Citigroup Global Markets, Inc.	110.00	Jan 2016	171	40,737	(11,115)
American Tower Corp.	Citigroup Global Markets, Inc.	115.00	Jan 2016	204	54,758	(7,140)
Boeing Co.	Citigroup Global Markets, Inc.	140.00	Jan 2016	42	19,392	(37,065)
Comcast Corp.	Citigroup Global Markets, Inc.	65.00	Jan 2016	527	61,780	(63,504)
Comcast Corp.	Citigroup Global Markets, Inc.	70.00	Jan 2016	360	43,787	(15,480)
CVS Health Corp.	Morgan Stanley Company, Inc.	90.00	Jan 2016	378	95,570	(529,200)
CVS Health Corp.	Morgan Stanley Company, Inc.	95.00	Jan 2016	378	57,826	(378,945)
CVS Health Corp.	Citigroup Global Markets, Inc.	110.00	Jan 2016	539	130,402	(123,970)
Lowe’s Companies, Inc.	Morgan Stanley Company, Inc.	60.00	Jan 2016	945	185,995	(1,067,850)
Lowe’s Companies, Inc.	Morgan Stanley Company, Inc.	75.00	Jan 2016	335	41,218	(81,405)
Mondelez International	Citigroup Global Markets, Inc.	45.00	Jan 2016	546	46,568	(66,339)
Pentair, Inc.	Citigroup Global Markets, Inc.	70.00	Nov 2015	59	14,632	(10,915)
PepsiCo, Inc.	Morgan Stanley Company, Inc.	100.00	Jan 2016	530	132,996	(130,115)
PepsiCo, Inc.	Morgan Stanley Company, Inc.	105.00	Jan 2016	325	66,583	(38,675)
PepsiCo, Inc.	Morgan Stanley Company, Inc.	110.00	Jan 2016	538	90,125	(28,783)
Pfizer, Inc.	Citigroup Global Markets, Inc.	30.00	Jan 2016	2,117	389,904	(1,084,962)
Thermo Fisher Scientific, Inc.	Citigroup Global Markets, Inc.	150.00	Jan 2016	400	136,028	(66,000)
UnitedHealth Group, Inc.	Citigroup Global Markets, Inc.	100.00	Jan 2016	303	140,275	(655,995)
UnitedHealth Group, Inc.	Citigroup Global Markets, Inc.	105.00	Jan 2016	302	95,627	(537,560)
					$2,072,026	($5,138,058)

Options on Exchange-Traded Future Contracts

Global Bond Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity and liquidity of the fund.

Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value
Puts
Euro Bund	157.00	Jun 2015	EUR	83	$70,791	($205,108)
					$70,791	($205,108)
204

Real Return Bond Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity and liquidity of the fund.

Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value
Puts
Euro Bund	152.00	Jun 2015	EUR	59	$32,732	($13,608)
					$32,732	($13,608)

Total Return Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity and liquidity of the fund.

Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value
Calls
Euro Bund	156.00	Jun 2015	EUR	64	$35,435	($8,435)
Euro Bund	157.00	Jun 2015	EUR	128	39,786	(47,798)
					$75,221	($56,233)
Puts
Euro Bund	150.00	Jun 2015	EUR	128	$96,218	($8,435)
					$96,218	($8,435)

Foreign Currency Options

Global Bond Fund

The fund used foreign currency options to manage against anticipate currency exchange rates and gain exposure to foreign currencies.

Description	Counterparty	Exercise price	Expiration date		Notional amount	Premium	Value
Calls
U.S. Dollar versus China Renminbi	HSBC Bank USA, N.A.	$6.60	Feb 2016	USD	1,700,000	$19,080	($2,186)
U.S. Dollar versus China Renminbi	JPMorgan Chase Bank	6.60	Feb 2016	USD	1,450,000	16,530	(1,865)
U.S. Dollar versus Japanese Yen	Deutsche Bank AG	125.00	Aug 2015	USD	4,300,000	26,402	(60,544)
						$62,012	($64,595)

Puts
U.S. Dollar versus Japanese Yen	BNP Paribas SA	$117.00	Jul 2015	USD	3,400,000	$19,675	($874)
U.S. Dollar versus Japanese Yen	Citibank N.A.	117.00	May 2015	USD	6,400,000	22,625	(6)
U.S. Dollar versus Japanese Yen	UBS AG	117.00	May 2015	USD	2,200,000	6,710	(2)
U.S. Dollar versus Japanese Yen	HSBC Bank USA, N.A.	118.10	Jul 2015	USD	8,600,000	63,289	(10,317)
						$112,299	($10,325)
205

Real Return Bond

The fund used foreign currency options to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased.

Description	Counterparty	Exercise Price	Expiration Date		Notional Amount	Premium	Value
Calls
U.S. Dollar versus Brazilian Real	Deutsche Bank AG	$2.68	Jul 2015	USD	1,610,000	$38,366	($270,728)
U.S. Dollar versus Brazilian Real	Credit Suisse International	4.00	Mar 2016	USD	4,500,000	190,170	(119,259)
						$228,536	($389,987)
Puts
Euro versus U.S. Dollar	Deutsche Bank AG	$1.05	Jun 2015	EUR	20,000	$83	($42)
Euro versus U.S. Dollar	Goldman Sachs Bank	1.05	Jun 2015	EUR	420,000	1,857	(889)
Euro versus U.S. Dollar	Goldman Sachs Bank	1.05	Jun 2015	EUR	5,000,000	21,260	(10,588)
Euro versus U.S. Dollar	Goldman Sachs Bank	1.09	Jun 2015	EUR	3,910,000	26,153	(29,708)
U.S. Dollar versus Brazilian Real	Credit Suisse International	2.85	Jul 2015	USD	4,445,000	31,782	(1,827)
U.S. Dollar versus Brazilian Real	Credit Suisse International	2.95	Jul 2015	USD	4,210,000	32,375	(6,420)
						$113,510	($49,474)

Total Return Fund

The fund used foreign currency options to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased.

Description	Counterparty	Exercise Price	Expiration Date		Notional Amount	Premium	Value
Calls
U.S. Dollar versus Indian Rupee	JPMorgan Chase Bank	$65.00	Jun 2015	USD	2,500,000	$12,625	($475)
U.S. Dollar versus Indian Rupee	Deutsche Bank AG	64.75	Jun 2015	USD	6,000,000	27,300	(10,548)
U.S. Dollar versus Indian Rupee	JPMorgan Chase Bank	65.00	Jul 2015	USD	2,500,000	21,800	(14,278)
U.S. Dollar versus Israeli New Sheqel	Deutsche Bank AG	4.15	Jun 2015	USD	2,600,000	16,224	(3)
U.S. Dollar versus Israeli New Sheqel	Citibank N.A.	4.17	Jun 2015	USD	3,200,000	21,238	(3)
U.S. Dollar versus Israeli New Sheqel	Citibank N.A.	4.10	Jun 2015	USD	14,300,000	89,375	(72)
U.S. Dollar versus Israeli New Sheqel	Bank of America N.A.	3.95	Jun 2015	USD	1,200,000	7,560	(4,351)
						$196,122	($29,730)
Puts
U.S. Dollar versus Brazilian Real	Deutsche Bank AG	$3.08	May 2015	USD	4,500,000	$52,020	($5)
U.S. Dollar versus Indian Rupee	JPMorgan Chase Bank	62.00	Jun 2015	USD	2,500,000	15,250	(3)
U.S. Dollar versus Indian Rupee	JPMorgan Chase Bank	61.50	Jul 2015	USD	2,500,000	13,200	(385)
U.S. Dollar versus Japanese Yen	BNP Paribas SA	117.00	Jul 2015	USD	15,700,000	90,834	(4,035)
U.S. Dollar versus Japanese Yen	UBS Securities LLC	100.00	Jul 2015	USD	1,900,000	13,300	(2)
U.S. Dollar versus Japanese Yen	Citibank N.A.	99.00	Sep 2015	USD	2,600,000	27,461	(16)
U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	109.00	Nov 2015	USD	4,400,000	84,150	(4,607)
U.S. Dollar versus Japanese Yen	Societe Generale	109.00	Nov 2015	USD	4,700,000	80,163	(5,786)
U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	700,000	39,095	(5,184)
						$415,473	($20,023)
206

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund

The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month GBP LIBOR	Receive	1.15%	Jul 2015	GBP	8,900,000	$37,153	($5,531)
5-Year Interest Rate Swap	Barclays Capital	6-Month EURIBOR	Receive	0.40%	Apr 2016	EUR	7,800,000	28,601	(9,609)
10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	1.95%	Jun 2015	USD	3,100,000	16,430	(881)
10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month GBP LIBOR	Receive	1.40%	Jul 2015	GBP	2,100,000	13,254	(1,926)
10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month GBP LIBOR	Receive	1.40%	Jul 2015	GBP	2,100,000	17,461	(2,213)
10-Year Interest Rate Swap	JPMorgan Chase Bank	6-Month GBP LIBOR	Receive	1.40%	Jul 2015	GBP	2,100,000	12,152	(3,388)
30-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month EURIBOR	Receive	0.75%	Sep 2015	EUR	1,700,000	45,693	(9,365)
								$170,744	($32,913)
Puts
5-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month GBP LIBOR	Receive	1.75%	Jul 2015	GBP	8,900,000	$35,328	($20,112)
5-Year Interest Rate Swap	Bank of America, N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	21,000,000	399,000	(19,087)
5-Year Interest Rate Swap	Citibank, N.A.	3-Month USD LIBOR	Receive	2.50%	Sep 2015	USD	13,000,000	245,040	(11,816)
5-Year Interest Rate Swap	Barclays Capital	6-Month EURIBOR	Receive	1.40%	Apr 2016	EUR	7,800,000	67,888	(165,766)
10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Receive	2.55%	Jun 2015	USD	3,100,000	19,685	(582)
10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month GBP LIBOR	Receive	2.20%	Jul 2015	GBP	2,100,000	9,586	(8,856)
10-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month GBP LIBOR	Receive	2.20%	Jul 2015	GBP	2,100,000	6,548	(9,629)
10-Year Interest Rate Swap	JPMorgan Chase Bank	6-Month GBP LIBOR	Receive	2.20%	Jul 2015	GBP	2,100,000	10,713	(12,826)
30-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	6-Month EURIBOR	Receive	1.30%	Sep 2015	EUR	1,700,000	49,277	(83,075)
								$843,065	($331,749)
207

Real Return Bond

The fund used interest rate swaptions to manage duration of the fund, manage against anticipated interest rate changes and to maintain diversity and liquidity of the fund.

Name of Issuer	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
1-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	0.52%	Jan 2016	USD	23,800,000	$14,280	($6,833)
1-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	0.80%	Jan 2016	USD	23,800,000	23,800	(14,389)
10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	2.05%	Jul 2015	USD	7,500,000	34,125	(28,195)
10-Year Interest Rate Swap	Goldman Sachs and Company	3-Month USD LIBOR	Receive	1.85%	Jul 2015	USD	5,100,000	41,820	(5,470)
10-Year Interest Rate Swap	Goldman Sachs Bank	6-Month GBP LIBOR	Receive	1.75%	Aug 2015	GBP	1,900,000	16,386	(24,227)
30-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	2.30%	May 2015	USD	12,400,000	195,487	(1)
30-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.37%	Aug 2015	USD	3,600,000	59,040	(37,705)
30-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.50%	Aug 2015	USD	1,300,000	20,800	(23,650)
								$405,738	($140,470)
Puts
5-Year Interest Rate Swap	Deutsche Bank Securities	3-Month USD LIBOR	Receive	1.95%	Jul 2015	USD	9,700,000	$33,707	($13,966)
5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	1.95%	Jul 2015	USD	18,300,000	61,850	(26,348)
5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.50%	Dec 2017	USD	12,600,000	420,000	(342,599)
10-Year Interest Rate Swap	Goldman Sachs and Company	3-Month USD LIBOR	Receive	2.40%	Jul 2015	USD	5,100,000	17,340	(28,073)
10-Year Interest Rate Swap	Goldman Sachs Bank	6-Month GBP LIBOR	Receive	2.40%	Aug 2015	GBP	1,900,000	16,386	(7,727)
								$549,283	($418,713)
208

Total Return Fund

The fund used interest rate swaptions to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
1-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	0.65%	Jan 2016	USD	42,300,000	$46,530	($24,372)
1-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	0.50%	Jan 2016	USD	42,300,000	25,380	(10,777)
1-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	0.66%	Jan 2016	USD	21,200,000	21,200	(12,818)
1-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	0.52%	Jan 2016	USD	21,200,000	12,720	(6,087)
2-Year Interest Rate Swap	Goldman Sachs and Company	3-Month USD LIBOR	Receive	0.70%	Jan 2016	USD	21,600,000	32,400	(12,658)
2-Year Interest Rate Swap	Goldman Sachs and Company	3-Month USD LIBOR	Receive	0.90%	Jan 2016	USD	21,600,000	58,320	(29,583)
2-Year Interest Rate Swap	Bank of America, N.A.	3-Month USD LIBOR	Receive	0.92%	Jan 2016	USD	115,100,000	280,860	(167,839)
2-Year Interest Rate Swap	Bank of America, N.A.	3-Month USD LIBOR	Receive	0.73%	Jan 2016	USD	115,100,000	163,450	(79,833)
2-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	1.10%	Jan 2018	USD	21,300,000	110,760	(69,498)
2-Year Interest Rate Swap	JPMorgan Securities	3-Month USD LIBOR	Receive	1.60%	Jan 2018	USD	21,300,000	192,765	(129,917)
3-Year Interest Rate Swap	Goldman Sachs and Company	3-Month USD LIBOR	Receive	1.00%	Jul 2015	USD	21,600,000	64,800	(11,787)
3-Year Interest Rate Swap	Goldman Sachs and Company	3-Month USD LIBOR	Receive	0.85%	Jul 2015	USD	21,600,000	36,720	(2,661)
5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	1.10%	Jan 2016	USD	10,700,000	40,660	(17,359)
5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	1.30%	Jan 2016	USD	10,700,000	62,060	(31,550)
10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.43%	Jul 2015	USD	5,300,000	31,669	(464)
10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Receive	1.59%	Jul 2015	USD	5,300,000	49,290	(1,588)
10-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	1.54%	Jan 2016	USD	10,700,000	107,000	(35,833)
10-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	1.33%	Jan 2016	USD	10,700,000	67,945	(18,888)
								$1,404,529	($663,512)
Puts
1-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.50%	May 2016	USD	245,700,000	767,773	(656,534)
1-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.50%	May 2016	USD	105,700,000	356,042	(271,627)
5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.60%	Sep 2015	USD	23,400,000	307,125	(12,319)
5-Year Interest Rate Swap	Morgan Stanley Company, Inc.	3-Month USD LIBOR	Receive	2.52%	Sep 2015	USD	65,100,000	569,625	(53,284)
2-Year Interest Rate Swap	Goldman Sachs and Company	3-Month USD LIBOR	Receive	2.80%	Jan 2018	USD	10,100,000	126,250	(74,396)
								$2,126,815	($1,068,160)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Global Bond Fund

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Puts
5-Year Credit Default Swap	BNP Paribas SA	CDX.ITRAXX.MAIN23	Sell	0.90%	Sep 2015	EUR	17,100,000	$30,560	($39,098)
								$30,560	($39,098)

Real Return Bond

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Puts
5-Year Credit Default Swap	Goldman Sachs International	ITRAXX.O EU23	Sell	0.90%	Sep 2015	EUR	8,200,000	$12,997	($18,749)
								$12,997	($18,749)
209

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

Global Bond Fund

The fund used inflation floors to manage against anticipated inflation rate changes.

Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value

Floor- OTC CPURNSA Index	Citibank, N.A.	217.965	Maximum of ((1+0.0%)10 - (Index Final/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	($1,142)
							$21,930	($1,142)

Real Return Bond Fund

The fund used inflation floors to manage against anticipated inflation rate changes.

Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value

Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Apr 2020	USD	23,900,000	$213,520	($14,577)

Floor-OTC CPURNSA Index	Deutsche Bank AG	233.546	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Jan 2018	USD	900,000	8,730	(5,369)

Floor-OTC CPURNSA Index	JPMorgan Chase Bank	234.812	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Mar 2020	USD	5,900,000	66,670	(69,065)
							$288,920	($89,011)

Total Return Fund

The fund used inflation floors to manage against anticipated inflation rate changes.

Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value

Floor-OTC CPURNSA Index	Citibank N.A.	215.950	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Mar 2020	USD	4,500,000	$38,060	($2,552)

Floor-OTC CPURNSA Index	Citibank N.A.	216.690	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Apr 2020	USD	11,000,000	98,100	(6,709)

Floor-OTC CPURNSA Index	Citibank N.A.	217.970	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	(2,755)

Floor-OTC CPURNSA Index	Deutsche Bank AG	215.950	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Mar 2020	USD	1,600,000	12,000	(907)
							$201,050	($12,923)
210

Inflation Caps (OTC)

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.”

Real Return Bond Fund

The fund used inflation capped options to manage against anticipated inflation rate changes.

Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value

Floor-OTC CPURNSA Index	Deutsche Bank AG	236.119	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Jun 2016	USD	1,400,000	$1,173	($1,383)

Floor-OTC CPURNSA Index	JPMorgan Chase Bank	233.900	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	Apr 2024	USD	5,700,000	41,468	(16,451)

Floor-OTC CPURNSA Index	JPMorgan Chase Bank	234.800	Maximum of ((1+0.0%)10 – (Index Final/Index Initial)) or $0	May 2024	USD	500,000	3,475	(1,493)
							$46,116	($19,327)

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. A fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held as of May 31, 2015. In addition, the tables detail how the funds used interest rate swap contracts during the period ended May 31, 2015.

Global Bond Fund

The fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

211

Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

BNP Paribas	30,100,000	BRL	$11,967,861	BRL-CDI	Fixed 12.055%	Jan 2021	($2,517)	$26,080	$23,563
Credit Suisse
International	114,500,000	MXN	8,552,563	MXN-TIIE-Banxico	Fixed 4.620%	Sep 2016	—	39,623	39,623
Deutsche Bank AG	15,200,000	BRL	6,043,571	BRL-CDI	Fixed 12.055%	Jan 2021	(284)	12,183	11,899
Deutsche Bank AG	6,400,000	BRL	2,512,686	BRL-CDI	Fixed 12.230%	Jan 2021	11,752	5,519	17,271
Goldman Sachs Bank
USA	6,500,000	MXN	502,561	MXN-TIIE-Banxico	Fixed 7.150%	Apr 2034	—	18,730	18,730
Goldman Sachs Bank
USA	9,000,000	MXN	693,308	MXN-TIIE-Banxico	Fixed 6.980%	May 2034	—	13,881	13,881
HSBC Bank USA	8,900,000	BRL	3,538,670	BRL-CDI	Fixed 12.055%	Jan 2021	(1,796)	8,763	6,967
JPMorgan Chase Bank	11,300,000	BRL	10,312,011	BRL-CDI	Fixed 11.320%	Jan 2016	(1,626)	(18,690)	(20,316)
Exchange Cleared
Swaps
	281,000,000	MXN	21,265,325	MXN-TIIE-Banxico	Fixed 4.300%	Sep 2016	(34,517)	86,411	51,894
	57,700,000	USD	57,700,000	Fixed 1.300%	USD-LIBOR-BBA	May 2017	(5,331)	(73,591)	(78,922)
	54,700,000	EUR	57,874,659	Fixed 0.150%	EUR-EURIBOR-Reuters	Sep 2017	(42,895)	13,668	(29,227)
	41,200,000	GBP	61,105,747	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2017	(431,951)	(80,285)	(512,236)
	2,300,000	AUD	1,862,194	AUD-BBR-BBSW	Fixed 3.000%	Jun 2020	28,849	8,908	37,757
	9,300,000	GBP	13,917,447	GBP-LIBOR-BBA	Fixed 1.500%	Sep 2020	(6,944)	(51,893)	(58,837)
	4,700,000	USD	4,700,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2021	(27,479)	(212,862)	(240,341)
	5,350,000,000	JPY	44,859,240	Fixed 0.500%	JPY-LIBOR-BBA	Sep 2021	(527,599)	26,719	(500,880)
	47,900,000	USD	47,900,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2022	(1,664,454)	(78,977)	(1,743,431)
	29,800,000	USD	29,800,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2022	(813,966)	(270,674)	(1,084,640)
				SEK-STIBOR–
	3,300,000	SEK	400,926	SIDE	Fixed 1.085%	Jan 2025	—	(3,062)	(3,062)
				SEK-STIBOR–
	2,800,000	SEK	340,179	SIDE	Fixed 1.080%	Jan 2025	—	(2,756)	(2,756)
	7,200,000	USD	7,200,000	Fixed 2.250%	USD-LIBOR-BBA	May 2025	(104,698)	69,545	(35,153)
	18,600,000	USD	18,600,000	Fixed 2.750%	USD-LIBOR-BBA	Jun 2025	(1,131,249)	236,128	(895,121)
212

1,700,000	USD	1,700,000	Fixed 2.750%	USD-LIBOR-BBA	Jun 2025	(81,183)	(629)	(81,812)
7,000,000	GBP	10,391,052	Fixed 2.000%	GBP-LIBOR-BBA	Sep 2025	(294,056)	247,303	(46,753)
43,400,000	EUR	45,619,911	Fixed 0.750%	EUR-EURIBOR-Reuters	Sep 2025	(174,402)	872,364	697,962
			PLN-WIBOR–
200,000	PLN	54,327	WIBO	Fixed 2.000%	Sep 2025	—	(3,339)	(3,339)
4,520,000,000	JPY	44,169,537	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	196,232	2,359,536	2,555,768
8,200,000	MXN	586,452	MXN-TIIE-Banxico	Fixed 7.140%	Apr 2034	32,008	(8,966)	23,042
320,000,000	JPY	2,707,531	JPY-LIBOR-BBA	Fixed 1.250%	Jun 2035	53,938	(41,373)	12,565
1,700,000	EUR	1,919,555	Fixed 2.307%	EUR-EURIBOR-Reuters	Oct 2044	(214,890)	(12,801)	(227,691)
20,000,000	JPY	167,147	JPY-LIBOR-BBA	Fixed 1.500%	Dec 2044	7,903	(4,987)	2,916
1,000,000	GBP	1,660,901	Fixed 3.000%	GBP-LIBOR-BBA	Sep 2045	(39,171)	(244,517)	(283,688)
1,700,000	GBP	2,681,155	GBP-LIBOR-BBA	Fixed 2.000%	Sep 2045	238,809	(125,327)	113,482
5,800,000	EUR	6,272,121	Fixed 1.500%	EUR-EURIBOR-Reuters	Mar 2046	(1,075,320)	791,653	(283,667)
		$529,578,637				($6,106,837)	$3,602,285	($2,504,552)

Investment Quality Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes.

Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
JPMorgan Chase Bank,
N.A.	2,480,000	USD	$2,480,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	—	($615,522)	($615,522)
JPMorgan Chase Bank,
N.A.	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jul 2039	—	(154,340)	(154,340)

			$3,405,000				—	($769,862)	($769,862)
213

Real Return Bond Fund

The fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

HSBC Bank USA	3,400,000	BRL	$2,194,236	BRL-CDI	Fixed 12.360%	Jan 2018	($9,917)	$4,495	($5,422)
UBS AG	6,800,000	BRL	4,388,471	BRL-CDI	Fixed 12.360%	Jan 2018	(15,758)	4,913	(10,845)
Exchange Cleared
Swaps
	358,500,000	MXN	23,940,887	Fixed 4.035%	MXN-TIIE-Banxico	Feb 2017	74,492	(56,597)	17,895
	32,400,000	USD	32,400,000	Fixed 1.300%	USD-LIBOR-BBA	May 2017	508	(44,825)	(44,317)
	25,000,000	GBP	37,710,782	Fixed 1.250%	GBP-LIBOR-BBA	Jun 2017	(55,004)	(144,628)	(199,632)
	6,700,000	USD	6,700,000	Fixed 1.250%	USD-LIBOR-BBA	Jun 2017	(53,265)	3,837	(49,428)
	29,600,000	GBP	43,642,240	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2017	(292,147)	(75,868)	(368,015)
	4,000,000	USD	4,000,000	USD-LIBOR-BBA	Fixed 2.250%	Jun 2020	116,801	250,537	367,338
	81,800,000	MXN	5,674,009	MXN-TIIE-Banxico	Fixed 5.630%	Oct 2021	86,715	(106,094)	(19,379)
	29,000,000	MXN	1,977,970	MXN-TIIE-Banxico	Fixed 5.675%	Nov 2021	42,981	(47,330)	(4,349)
	6,400,000	MXN	470,217	MXN-TIIE-Banxico	Fixed 5.560%	Nov 2021	—	(3,832)	(3,832)
	16,400,000	MXN	1,111,111	MXN-TIIE-Banxico	Fixed 5.750%	Dec 2021	(7,449)	8,688	1,239
	70,000,000	JPY	711,057	Fixed 1.000%	JPY-LIBOR-BBA	Sep 2023	(8,511)	(17,587)	(26,098)
	300,000	EUR	373,050	Fixed 1.000%	EUR-EURIBOR-Reuters	Dec 2024	(528)	(6,414)	(6,942)
	23,700,000	USD	23,700,000	Fixed 2.750%	USD-LIBOR-BBA	Jun 2025	(1,119,858)	(20,700)	(1,140,558)
	16,200,000	USD	16,200,000	Fixed 2.750%	USD-LIBOR-BBA	Jun 2025	(773,516)	(6,106)	(779,622)
	16,900,000	EUR	17,970,934	Fixed 0.750%	EUR-EURIBOR-Reuters	Sep 2025	(210,229)	482,016	271,787
	900,000	GBP	1,338,435	Fixed 2.000%	GBP-LIBOR-BBA	Sep 2025	(40,480)	34,469	(6,011)
	39,900,000	MXN	2,680,281	MXN-TIIE-Banxico	Fixed 6.710%	Sep 2029	82,779	(48,840)	33,939
	9,520,000	USD	9,520,000	Fixed 2.818%	USD-LIBOR-BBA	May 2045	4,417	(367,891)	(363,474)
	600,000	USD	600,000	Fixed 2.597%	USD-LIBOR-BBA	May 2045	4,048	2,171	6,219
	900,000	USD	900,000	Fixed 2.590%	USD-LIBOR-BBA	May 2045	2,999	7,695	10,694
	1,600,000	USD	1,600,000	Fixed 2.795%	USD-LIBOR-BBA	Jun 2045	(44,006)	(7,265)	(51,271)
	3,720,000	USD	3,720,000	Fixed 2.830%	USD-LIBOR-BBA	Jun 2045	—	(147,397)	(147,397)
	4,330,000	USD	4,330,000	Fixed 3.250%	USD-LIBOR-BBA	Jun 2045	(537,716)	(22,714)	(560,430)
	5,490,000	GBP	8,151,557	Fixed 2.000%	GBP-LIBOR-BBA	Sep 2045	(18,279)	384,759	366,480
				EUR-EURIBOR–
	300,000	EUR	325,995	Reuters	Fixed 1.500%	Mar 2046	59,877	(45,205)	14,672
			$256,331,232				($2,711,046)	$14,287	($2,696,759)
214

Total Return Fund

The fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, gain exposure to treasury markets and as a substitute for securities purchased.

Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A.	2,400,000	MXN	$163,021	MXN-TIIE-Banxico	Fixed 6.920%	Nov 2029	—	$5,566	$5,566
Citibank, N.A.	2,000,000	BRL	1,572,922	BRL-CDI	Fixed 11.500%	Jan 2021	$3,916	(14,717)	(10,801)
Credit Suisse
International	28,400,000	MXN	2,100,864	MXN-TIIE-Banxico	Fixed 6.330%	Nov 2019	—	3,286	3,286
Goldman Sachs
International	7,800,000	MXN	606,575	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	(15,620)	6,972	(8,648)
HSBC Bank USA	49,700,000	MXN	3,798,896	MXN-TIIE-Banxico	Fixed 6.570%	Apr 2024	—	109,715	109,715
Exchange Cleared
Swaps
	341,000,000	MXN	23,376,899	Fixed 3.420%	MXN-TIIE-Banxico	Jun 2015	—	(2,288)	(2,288)
	252,000,000	MXN	16,781,261	Fixed 3.540%	MXN-TIIE-Banxico	Aug 2015	(3,387)	(7,559)	(10,946)
	315,000,000	MXN	21,594,497	Fixed 3.605%	MXN-TIIE-Banxico	Dec 2015	—	(18,612)	(18,612)
	412,500,000	MXN	27,445,566	MXN-TIIE-Banxico	Fixed 3.960%	May 2016	—	64,427	64,427
					USD-Federal Funds-H.15-OIS–
	7,300,000	USD	7,300,000	Fixed 0.500%	COMPOUND	Jun 2016	(7,957)	(3,722)	(11,679)
	274,300,000	USD	274,300,000	Fixed 1.000%	USD-LIBOR-BBA	Apr 2017	722,808	(1,934,457)	(1,211,649)
	38,600,000	GBP	59,198,913	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2017	(437,353)	(42,558)	(479,911)
	169,200,000	USD	169,200,000	Fixed 1.500%	USD-LIBOR-BBA	Sep 2017	(1,369,336)	(146,307)	(1,515,643)
	18,100,000	GBP	27,434,177	Fixed 1.880%	GBP-LIBOR-BBA	Oct 2017	(443,852)	22,880	(420,972)
	58,500,000	GBP	85,687,920	Fixed 1.500%	GBP-LIBOR-BBA	Dec 2017	(634,725)	103,067	(531,658)
	27,300,000	GBP	41,425,411	Fixed 1.500%	GBP-LIBOR-BBA	Mar 2018	(26,739)	(128,905)	(155,644)
	56,000,000	MXN	4,074,834	MXN-TIIE-Banxico	Fixed 5.700%	Jan 2019	97,972	3,716	101,688
215

26,400,000	MXN	1,761,233	MXN-TIIE-Banxico	Fixed 5.010%	Oct 2019	17,151	(28,369)	(11,218)
44,400,000	MXN	3,146,537	MXN-TIIE-Banxico	Fixed 6.320%	Nov 2019	3,524	724	4,248
43,500,000	MXN	2,984,614	MXN-TIIE-Banxico	Fixed 4.925%	Jan 2020	—	(37,304)	(37,304)
188,000,000	MXN	12,618,100	MXN-TIIE-Banxico	Fixed 5.270%	Feb 2020	(13,129)	30,179	17,050
200,000	USD	200,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2020	(4,593)	(1,203)	(5,796)
65,100,000	MXN	4,902,976	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	135,984	33,236	169,220
225,500,000	MXN	15,043,864	MXN-TIIE-Banxico	Fixed 5.840%	Sep 2021	581,228	(444,702)	136,526
45,500,000	MXN	3,383,843	MXN-TIIE-Banxico	Fixed 5.870%	Sep 2021	—	30,516	30,516
782,100,000	MXN	52,195,788	MXN-TIIE-Banxico	Fixed 5.430%	Nov 2021	(212,955)	(666,352)	(879,307)
13,400,000	MXN	910,202	MXN-TIIE-Banxico	Fixed 5.920%	Dec 2021	—	9,547	9,547
6,900,000	MXN	459,487	MXN-TIIE-Banxico	Fixed 5.795%	Dec 2021	6,284	(4,974)	1,310
76,100,000	MXN	5,076,887	MXN-TIIE-Banxico	Fixed 5.850%	Dec 2021	199,154	(171,640)	27,514
47,000,000	MXN	3,135,528	MXN-TIIE-Banxico	Fixed 5.375%	Jan 2022	36,500	(105,007)	(68,507)
56,900,000	USD	56,900,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2022	(1,554,183)	(516,823)	(2,071,006)
42,500,000	MXN	3,132,168	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2022	(77,630)	8,983	(68,647)
15,700,000	MXN	1,050,172	MXN-TIIE-Banxico	Fixed 6.000%	Jun 2023	35,552	(35,260)	292
23,900,000	MXN	1,606,896	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	8,725	(35,118)	(26,393)
29,600,000	USD	29,712,480	Fixed 2.550%	USD-LIBOR-BBA	Oct 2024	(112,480)	(956,398)	(1,068,878)
12,900,000	USD	12,900,000	Fixed 2.750%	USD-LIBOR-BBA	Jun 2025	(516,582)	(104,228)	(620,810)
46,800,000	MXN	3,122,186	MXN-TIIE-Banxico	Fixed 6.915%	Sep 2029	345,127	(236,274)	108,853
11,600,000	MXN	788,022	MXN-TIIE-Banxico	Fixed 6.840%	Nov 2029	—	20,580	20,580
1,200,000	MXN	82,334	MXN-TIIE-Banxico	Fixed 6.060%	Dec 2029	—	(4,431)	(4,431)
92,100,000	USD	92,100,000	Fixed 2.750%	3 Month Libor	Jun 2043	5,549,222	(8,793,328)	(3,244,106)
30,300,000	USD	30,300,000	Fixed 3.500%	3 Month Libor	Dec 2043	(670,415)	(5,257,918)	(5,928,333)
67,200,000	USD	67,200,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2045	(1,364,326)	3,559,978	2,195,652
		$1,170,775,073				$277,885	($15,685,082)	($15,407,197)
216

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following tables summarize the currency swap contracts held as of May 31, 2015. In addition, the tables detail how the funds used currency swap contracts during the period ended May 31, 2015.

Global Bond Fund

The fund used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the fund and as a substitute for securities purchased.

Counterparty	Receive	Pay	Maturity Date*		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Deutsche Bank AG	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	8,700,000	$10,780,605	($8,706)	$260,849	$252,143
Citibank NA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	12,300,000	15,153,600	(12,921)	$382,134	369,213
Criedit Suisse International	Floating rate equal to 3 Month CHF-LIBOR less 0.230% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2017	CHF	1,400,000	1,444,043	3,883	($59,742)	(55,859)
Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	7,400,000	9,161,200	6,656	$93,228	99,884
BNP PARIBAS	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	6,700,000	8,835,123	(490,611)	($412,229)	(902,840)
Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2025	EUR	8,600,000	9,890,000	59,765	$150,512	210,277
217

UBS AG	Floating rate equal to 3 Month CHF-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2017	CHF	2,800,000	2,892,562	(47,316)	($206,568)	(253,884)
Bank of America NA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	5,900,000	6,549,000	4,422	$75,920	80,342
BNP PARIBAS	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	8,500,000	9,282,000	(38,680)	$64,326	25,646
Citibank NA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	1,790,000	1,951,100	(4,566)	$14,252	9,686
Goldman Sachs Bank USA	Floating rate equal to 3 Month CHF-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2017	CHF	1,700,000	1,789,474	(565)	$5,291	4,726
Criedit Suisse International	Floating rate equal to 3 Month CHF-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2017	CHF	1,400,000	1,481,481	1,569	$6,392	7,961
Bank of America NA	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	1,800,000	1,963,800	6,031	$24,953	30,984
UBS AG	Floating rate equal to 3 Month CHF-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2017	CHF	3,300,000	3,520,000	(8,801)	($8,802)	(17,603)
						$84,693,988	($529,840)	$390,516	($139,324)

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the credit default swap contracts held as of May 31, 2015 where the funds acted as a buyer of protection. In addition, the tables detail how the funds used credit default swap contracts as a buyer of protection during the period ended May 31, 2015.

218

Global Bond Fund

The fund used credit default swaps to manage against potential credit events, gain exposure to a security or credit index and as a substitute for securities purchased.

Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A.	Intuit, Inc.	2,000,000	USD	$2,000,000	(1.380)%	Mar 2017	—	($49,925)	($49,925)
BNP Paribas	UBS AG	500,000	USD	500,000	(1.000)%	Mar 2017	—	(143)	(143)
BNP Paribas	UBS AG	1,100,000	USD	1,100,000	(1.000)%	Mar 2017	$3,964	(4,279)	(315)
BNP Paribas	iTraxx Europe Sub Financials Series 23 Version 1	350,000	EUR	394,468	(1.000)%	Jun 2020	11,392	(1,434)	9,958
BNP Paribas	iTraxx Europe Sub Financials Series 23 Version 1	300,000	EUR	338,115	(1.000)%	Jun 2020	9,443	(908)	8,535
Citibank, N.A.	UBS AG	1,000,000	USD	1,000,000	(1.000)%	Mar 2017	538	(824)	(286)
Goldman Sachs International	iTraxx Europe Sub Financials Series 23 Version 1	450,000	EUR	507,173	(1.000)%	Jun 2020	15,009	(2,206)	12,803
Goldman Sachs International	iTraxx Europe Sub Financials Series 23 Version 1	450,000	EUR	507,173	(1.000)%	Jun 2020	15,250	(2,447)	12,803
Goldman Sachs International	iTraxx Europe Sub Financials Series 23 Version 1	1,550,000	EUR	1,746,928	(1.000)%	Jun 2020	51,698	(7,599)	44,099
Morgan Stanley Capital Services, Inc.	iTraxx Europe Sub Financials Series 22 Version 1	8,400,000	EUR	9,558,783	(1.000)%	Dec 2019	127,069	49,764	176,833
Exchange Cleared Swaps
	iTraxx Europe Senior Financials Series 23 Version 1	10,400,000	EUR	11,641,321	(1.000)%	Jun 2020	(138,217)	(14,338)	(152,555)
				$29,293,961			$96,146	($34,339)	$61,807

High Yield Fund

The fund used credit default swaps to manage against potential credit events.

	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Exchange Cleared Swaps
	CDX.NA.HY.23	13,279,000	USD	$13,279,000	(5.000)%	Dec 2019	($1,000,378)	($240,520)	($1,240,898)
				$13,279,000			($1,000,378)	($240,520)	($1,240,898)

219

Investment Quality Bond Fund

The fund used credit default swaps to manage against potential credit events and to gain exposure to a security or a credit index.

Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Goldman Sachs International	Brazil Republic	240,000	USD	$240,000	(1.000)%	Dec 2019	$9,476	$2,562	$12,038
Goldman Sachs International	CDX-EMS22V1-5Y	4,500,000	USD	4,500,000	(1.000)%	Dec 2019	519,051	(63,946)	455,105
Goldman Sachs International	CDX-EMS22V1-5Y	3,591,500	USD	3,591,500	(1.000)%	Dec 2019	415,862	(52,638)	363,224
JPMorgan Chase Bank, N.A.	Brazil Republic	122,000	USD	122,000	(1.000)%	Dec 2019	5,651	468	6,119
Exchange Cleared Swaps
	ITRAXX-XOVERS22V1-5Y	2,614,000	EUR	2,858,256	(5.000)%	Dec 2019	(260,338)	(22,858)	(283,196)
	CDX-NAHYS24V1-5Y	8,470,000	USD	8,470,000	(5.000)%	Jun 2020	(589,330)	(98,309)	(687,639)
	CDX-NAIGS24V1-5Y	17,290,000	USD	17,290,000	(1.000)%	Jun 2020	(288,323)	(47,827)	(336,150)
	ITRAXX-EUROPES23V1-5Y	1,015,000	EUR	1,137,663	(1.000)%	Jun 2020	(21,872)	1,072	(20,800)
	ITRAXX-EUROPES23V1-5Y	5,729,000	EUR	6,498,117	(1.000)%	Jun 2020	127,023	(9,618)	117,405
	ITRAXX-XOVERS23V1-5Y	2,595,000	EUR	2,908,606	(5.000)%	Jun 2020	(291,495)	(10,283)	(301,778)
				$47,616,142			($374,295)	($301,377)	($675,672)

Real Return Bond Fund

The fund used credit default swaps to manage against potential credit events, gain exposure to a security or credit index and as a substitute for securities purchased.

Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($608)	($1,425)	($2,033)
Citibank, N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	—	(9,828)	(9,828)
Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	—	(34,035)	(34,035)
Morgan Stanley Capital Services	iTraxx Europe Series 23 Version 1	4,100,000	EUR	4,570,679	(1.000)%	Jun 2020	90,899	(6,877)	84,022
				$6,665,679			$90,291	($52,165)	$38,126

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

220

The following table summarizes the credit default swap contracts held as of May 31, 2015 where the funds acted as a seller of protection. In addition, the tables detail how the funds used credit default swap contracts as a seller of protection during the period ended May 31, 2015.

Global Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.

Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 5-31-15	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America, N.A.	French Republic	0.270%	1,600,000	USD	$1,600,000	0.250%	Mar 2020	($11,595)	$11,115	($480)
Barclays Bank	People’s Republic of China	0.650%	200,000	USD	200,000	1.000%	Mar 2019	(215)	3,237	3,022
Barclays Bank	French Republic	0.270%	1,400,000	USD	1,400,000	0.250%	Mar 2020	(8,905)	8,485	(420)
	Federative Republic of
Citibank, N.A.	Brazil	2.040%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(64,615)	(9,995)	(74,610)
Citibank, N.A.	Russian Federation	3.000%	3,900,000	USD	3,900,000	1.000%	Dec 2019	(382,364)	65,143	(317,221)
Citibank, N.A.	French Republic	0.270%	1,200,000	USD	1,200,000	0.250%	Mar 2020	(10,113)	9,753	(360)
Citibank, N.A.	French Republic	0.280%	200,000	USD	200,000	0.250%	Jun 2020	(1,174)	956	(218)
	Federative Republic of
Deutsche Bank AG	Brazil	2.150%	100,000	USD	100,000	1.000%	Sep 2019	(2,481)	(1,999)	(4,480)
Goldman Sachs
International	Hellenic Republic	99.890%	300,000	EUR	329,490	1.000%	Dec 2015	(54,265)	(64,276)	(118,541)
Goldman Sachs
International	United Mexican States	1.040%	600,000	USD	600,000	1.000%	Sep 2019	4,439	(4,222)	217
Goldman Sachs
International	Russian Federation	3.000%	500,000	USD	500,000	1.000%	Dec 2019	(54,453)	13,784	(40,669)
Goldman Sachs
International	French Republic	0.270%	5,500,000	USD	5,500,000	0.250%	Mar 2020	(45,682)	44,032	(1,650)
Goldman Sachs
International	French Republic	0.280%	600,000	USD	600,000	0.250%	Jun 2020	(3,229)	2,576	(653)
	Federative Republic of
HSBC Bank	Brazil	2.150%	400,000	USD	400,000	1.000%	Sep 2019	(9,688)	(8,232)	(17,920)
HSBC Bank	United Mexican States	1.040%	400,000	USD	400,000	1.000%	Sep 2019	2,876	(2,731)	145
HSBC Bank	French Republic	0.270%	600,000	USD	600,000	0.250%	Mar 2020	(3,626)	3,446	(180)
JPMorgan Chase	Federative Republic of
Bank	Brazil	2.040%	2,600,000	USD	2,600,000	1.000%	Mar 2019	(69,603)	(22,772)	(92,375)
JPMorgan Chase
Bank	People’s Republic of China	0.650%	900,000	USD	900,000	1.000%	Mar 2019	2,271	11,330	13,601
JPMorgan Chase
Bank	Russian Federation	3.000%	1,000,000	USD	1,000,000	1.000%	Dec 2019	(109,266)	27,927	(81,339)
JPMorgan Chase
Bank	French Republic	0.270%	2,100,000	USD	2,100,000	0.250%	Mar 2020	(15,318)	14,688	(630)
JPMorgan Chase
Bank	French Republic	0.280%	500,000	USD	500,000	0.250%	Jun 2020	(2,692)	2,148	(544)
Morgan Stanley	Federative Republic of
Capital Services, Inc.	Brazil	2.040%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(62,571)	(12,039)	(74,610)
Morgan Stanley
Capital Services, Inc.	People’s Republic of China	0.650%	600,000	USD	600,000	1.000%	Mar 2019	648	8,419	9,067
Morgan Stanley	Federative Republic of
Capital Services, Inc.	Brazil	2.150%	1,300,000	USD	1,300,000	1.000%	Sep 2019	(31,702)	(26,539)	(58,241)
Morgan Stanley
Capital Services, Inc.	French Republic	0.270%	1,300,000	USD	1,300,000	0.250%	Mar 2020	(8,803)	8,413	(390)
Exchange Cleared
Swaps

	CDX.NA.HY.24	3.390%	7,900,000	USD	7,900,000	5.000%	Jun 2020	559,300	79,503	638,803
					$39,929,490			($382,826)	$162,150	($220,676)
221

Investment Quality Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit.

Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 5-31-15	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Goldman Sachs
International	United Mexican States	1.158%	995,000	USD	$995,000	1.000%	Jun 2020	($9,947)	$4,360	($5,587)
JPMorgan Chase
Bank, N.A.	Malaysia Republic	1.152%	195,000	USD	195,000	1.000%	Jun 2020	(2,210)	1,174	(1,036)
					$1,190,000			($12,157)	$5,534	($6,623)

Real Return Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit and as a substitute for securities purchased.

Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 5-31-15	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America, N.A.	JSC “GAZPROM”	2.710%	100,000	USD	$100,000	1.000%	Mar 2016	($5,204)	$4,025	($1,179)
Bank of America, N.A.	Republic of Indonesia	1.500%	400,000	USD	400,000	1.000%	Dec 2019	(8,186)	261	(7,925)
Barclays Bank PLC	Hellenic Republic	70.620%	700,000	USD	700,000	1.000%	Jun 2016	(23,677)	(266,052)	(289,729)
Barclays Bank PLC	Republic of Indonesia	1.500%	700,000	USD	700,000	1.000%	Dec 2019	(19,419)	5,550	(13,869)
Deutsche Bank	Republic of Italy	0.910%	3,200,000	USD	3,200,000	1.000%	Mar 2019	(41,925)	59,617	17,692
Goldman Sachs	Hellenic Republic	99.890%		EUR		1.000%	Dec 2015
			500,000		636,485			(12,652)	(184,917)	(197,569)
Goldman Sachs	JSC “GAZPROM”	2.710%	700,000	USD	700,000	1.000%	Mar 2016	(36,678)	28,427	(8,251)

Goldman Sachs	JSC “GAZPROM”	2.710%	100,000	USD	100,000	1.000%	Mar 2016	(3,748)	2,569	(1,179)

Goldman Sachs	Sberbank	3.200%	100,000	USD	100,000	1.000%	Mar 2016	(4,127)	2,549	(1,578)
Goldman Sachs	Hellenic Republic	52.940%	100,000	USD	100,000	1.000%	Dec 2016	(5,221)	(36,878)	(42,099)
JPMorgan Chase
Bank, N.A.	JSC “GAZPROM”	2.710%	400,000	USD	400,000	1.000%	Mar 2016	(20,068)	15,344	(4,724)
Morgan Stanley
Capital Services	Hellenic Republic	214.710%	300,000	EUR	411,285	1.000%	Jun 2015	(2,072)	(36,881)	(38,953)
Morgan Stanley
Capital Services	JSC “GAZPROM”	2.710%	200,000	USD	200,000	1.000%	Mar 2016	(10,730)	8,373	(2,357)
					$7,747,770			($193,707)	($398,013)	($591,720)
222

Total Return Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index and as a substitute for securities purchased.

Counterparty	Reference Obligation	Implied Credit Spread and/or Credit Rating at 5-31-15	Notional Amount	Currency	USD Notional Amount	(Pay)/Receive d Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America, N.A.	United Mexican States	0.330%	500,000	USD	$500,000	1.000%	Sep 2015	($56)	$2,129	$2,073
Bank of America, N.A.	MetLife, Inc.	0.090%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(6,822)	19,089	12,267
Bank of America, N.A.	Prudential Financial, Inc.	0.070%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(7,731)	25,350	17,619
Bank of America, N.A.	Citigroup, Inc.	0.300%	1,800,000	USD	1,800,000	1.000%	Sep 2016	9,307	11,066	20,373
Barclays Bank PLC	Federative Republic of Brazil	0.540%	500,000	USD	500,000	1.000%	Jun 2015	(72)	1,225	1,153
Barclays Bank PLC	Petroleo Brasileiro S/A Petrobras	3.870%	800,000	USD	800,000	1.000%	Dec 2019	(93,269)	1,584	(91,685)
BNP Paribas	United States of America	0.100%	3,600,000	EUR	3,600,000	0.250%	Mar 2016	(10,934)	17,949	7,015
BNP Paribas	Petroleo Brasileiro S/A Petrobras	3.870%	1,600,000	USD	1,600,000	1.000%	Dec 2019	(158,404)	(24,966)	(183,370)
BNP Paribas	Petroleo Brasileiro S/A Petrobras	3.930%	300,000	USD	300,000	1.000%	Mar 2020	(53,482)	16,801	(36,681)
Citibank, N.A	Sprint Communications, Inc.	3.790%	2,400,000	USD	2,400,000	5.000%	Dec 2019	110,093	33,018	143,111
Citibank, N.A	Federative Republic of Brazil	0.640%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(945)	4,101	3,156
Citibank, N.A	United Mexican States	0.330%	700,000	USD	700,000	1.000%	Sep 2015	(640)	3,542	2,902
223

Citibank, N.A	MetLife, Inc.	0.090%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(10,032)	28,071	18,039
Credit Suisse	Federative Republic of
International	Brazil	0.540%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(598)	10,512	9,914
Credit Suisse	Federative Republic of
International	Brazil	0.640%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(1,400)	7,396	5,996
Credit Suisse
International	United Mexican States	0.930%	800,000	USD	800,000	1.000%	Dec 2018	(1,154)	4,833	3,679
Deutsche Bank AG	Federative Republic of Brazil	0.540%	1,700,000	USD	1,700,000	1.000%	Jun 2015	(187)	4,106	3,919
Deutsche Bank AG	Federative Republic of Brazil	0.540%	500,000	USD	500,000	1.000%	Jun 2015	(48)	1,201	1,153
Deutsche Bank AG	General Electric Capital Corp.	0.080%	1,000,000	USD	1,000,000	1.000%	Sep 2015	1,868	3,081	4,949

Deutsche Bank AG	Berkshire Hathaway, Inc.	0.170%	900,000	USD	900,000	1.000%	Sep 2016	6,068	5,687	11,755
Deutsche Bank AG	JPMorgan Chase & Co.	0.260%	1,800,000	USD	1,800,000	1.000%	Sep 2016	10,012	11,195	21,207
Goldman Sachs	Federative Republic of
International	Brazil	0.540%	500,000	USD	500,000	1.000%	Jun 2015	(67)	1,220	1,153
Goldman Sachs
International	CDX.NA.IG.9-V4	0.090%	868,049	USD	868,049	0.548%	Dec 2017	—	11,173	11,173
Goldman Sachs
International	United Mexican States	0.560%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(1,334)	9,956	8,622
Goldman Sachs	Petroleo Brasileiro S/A
International	Petrobras	3.870%	2,500,000	USD	2,500,000	1.000%	Dec 2019	(246,561)	(39,955)	(286,516)
Goldman Sachs	Sprint Communications,
International	Inc.	3.790%	2,200,000	USD	2,200,000	5.000%	Dec 2019	105,336	25,850	131,186
HSBC Bank USA	Federative Republic of Brazil	0.640%	700,000	USD	700,000	1.000%	Sep 2015	(424)	2,633	2,209
HSBC Bank USA	Federative Republic of Brazil	0.540%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(361)	3,358	2,997
HSBC Bank USA	United Mexican States	0.560%	200,000	USD	200,000	1.000%	Sep 2016	466	1,102	1,568
HSBC Bank USA	United Mexican States	0.590%	100,000	USD	100,000	1.000%	Dec 2016	490	353	843
HSBC Bank USA	Petroleo Brasileiro S/A Petrobras	3.870%	100,000	USD	100,000	1.000%	Dec 2019	(9,844)	(1,617)	(11,461)
HSBC Bank USA	Petroleo Brasileiro S/A Petrobras	3.930%	100,000	USD	100,000	1.000%	Mar 2020	(16,900)	4,673	(12,227)
JPMorgan Chase	Federative Republic of
Bank, N.A.	Brazil	0.640%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(7,121)	34,890	27,769
JPMorgan Chase
Bank, N.A.	United Mexican States	0.560%	200,000	USD	200,000	1.000%	Sep 2016	485	1,083	1,568
JPMorgan Chase	Federative Republic of
Bank, N.A.	Brazil	1.150%	900,000	USD	900,000	1.000%	Sep 2016	(1,395)	1,423	28
JPMorgan Chase
Bank, N.A.	United Mexican States	0.590%	1,300,000	USD	1,300,000	1.000%	Dec 2016	8,867	2,097	10,964
JPMorgan Chase
Bank, N.A.	CDX.NA.IG.9-V4	0.090%	1,928,998	USD	1,928,998	0.553%	Dec 2017	—	25,096	25,096
224

JPMorgan Chase
Bank, N.A.	United Mexican States	0.930%	2,400,000	USD	2,400,000	1.000%	Dec 2018	(4,072)	15,109	11,037
Morgan Stanley	Federative Republic of
Capital Services	Brazil	0.540%	500,000	USD	500,000	1.000%	Jun 2015	(49)	1,202	1,153
Morgan Stanley	Federative Republic of
Capital Services	Brazil	0.640%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(8,126)	39,366	31,240
Morgan Stanley
Capital Services	United Mexican States	0.560%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(2,626)	21,438	18,812
Morgan Stanley	Petroleo Brasileiro S/A
Capital Services	Petrobras	3.870%	1,200,000	USD	1,200,000	1.000%	Dec 2019	(100,104)	(37,423)	(137,527)
Morgan Stanley
Capital Services	United Mexican States	1.080%	8,200,000	USD	8,200,000	1.000%	Dec 2019	42,438	(55,955)	(13,517)
Royal Bank of
Scotland PLC	United Mexican States	0.330%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(1,293)	9,170	7,877
UBS AG	United Mexican States	0.560%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(1,229)	9,851	8,622
					$83,097,047			($451,850)	$273,063	($178,787)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following tables summarize the inflation swap contracts held as of May 31, 2015. In addition, the tables detail how the funds used inflation swap contracts during the period ended May 31, 2015.

Global Bond Fund

The fund used inflation swaps to take a position on current versus future inflation expectations.

Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Goldman Sachs Bank USA	400,000	GBP	$629,560	UK-RPI	Fixed 3.543%	May 2045	$928	$11,610	$12,538
Bank of America N.A.	500,000	GBP	786,075	UK-RPI	Fixed 3.537%	May 2045	3,141	10,454	13,595
Morgan Stanley Capital Services	500,000	GBP	786,076	UK-RPI	Fixed 3.535%	May 2045	2,786	10,117	12,903
Goldman Sachs Bank USA	700,000	GBP	1,101,415	UK-RPI	Fixed 3.310%	May 2030	—	2,395	2,395
Goldman Sachs Bank USA	500,000	GBP	786,725	UK-RPI	Fixed 3.311%	May 2030	—	1,849	1,849
Citi Bank N.A	100,000	GBP	157,345	UK-RPI	Fixed 3.495%	May 2045	—	(171)	(171)
Goldman Sachs Bank USA	400,000	GBP	629,380	UK-RPI	Fixed 3.313%	May 2030	—	1,645	1,645
Deutsche Bank AG	300,000	GBP	469,545	UK-RPI	Fixed 3.503%	May 2045	—	1,028	1,028
			$5,346,121				$6,855	$38,927	$45,782
225

Real Return Bond Fund

The fund used inflation swaps to take a position on current versus future inflation expectations.

Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
				UK RPI All Items
Bank of America, N.A.	1,400,000	GBP	$2,249,080	NSA	Fixed 3.500%	Oct 2044	($95)	$61,260	$61,165
				UK RPI All Items
Bank of America, N.A.	400,000	GBP	628,780	NSA	Fixed 3.550%	Dec 2044	(818)	28,817	27,999
				UK RPI All Items
Bank of America, N.A.	200,000	GBP	303,260	NSA	Fixed 3.328%	Jan 2045	2,357	(20,430)	(18,073)
BNP Paribas	2,600,000	USD	2,600,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(551)	(57,773)	(58,324)
BNP Paribas	14,500,000	USD	14,500,000	Fixed 2.250%	USA-CPI-U	Jul 2017	27,852	(775,224)	(747,372)
Citibank, N.A.	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	2,664	(574,790)	(572,126)
				UK RPI All Items
Citibank, N.A.	1,900,000	GBP	2,838,791	NSA	Fixed 3.190%	Apr 2030	—	(44,493)	(44,493)
				UK RPI All Items
Citibank, N.A.	1,000,000	GBP	1,525,150	NSA	Fixed 3.350%	May 2030	—	14,500	14,500
				UK RPI All Items
Citibank, N.A.	200,000	GBP	321,330	NSA	Fixed 3.500%	Oct 2044	(6,602)	15,340	8,738
				UK RPI All Items
Credit Suisse International	400,000	GBP	622,880	NSA	Fixed 3.100%	Dec 2024	6,095	4,792	10,887
				UK RPI All Items
Credit Suisse International	200,000	GBP	311,770	NSA	Fixed 3.354%	May 2030	—	3,039	3,039
				UK RPI All Items
Credit Suisse International	500,000	GBP	808,155	NSA	Fixed 3.523%	Sep 2044	(3,244)	34,595	31,351
				UK RPI All Items
Credit Suisse International	400,000	GBP	642,690	NSA	Fixed 3.500%	Oct 2044	(12,610)	30,086	17,476
				UK RPI All Items
Credit Suisse International	200,000	GBP	319,545	NSA	Fixed 3.550%	Nov 2044	230	14,368	14,598
				UK RPI All Items
Credit Suisse International	400,000	GBP	629,520	NSA	Fixed 3.450%	Dec 2044	(1,412)	1,770	358
Deutsche Bank	5,300,000	USD	5,300,000	Fixed 1.800%	USA-CPI-U	Jan 2016	(240)	(89,038)	(89,278)
Deutsche Bank	3,500,000	USD	3,500,000	Fixed 1.860%	USA-CPI-U	Nov 2016	—	(82,844)	(82,844)
Deutsche Bank	3,700,000	USD	3,700,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(1,612)	(81,388)	(83,000)
Deutsche Bank	2,300,000	USD	2,300,000	Fixed 1.845%	USA-CPI-U	Nov 2016	—	(53,015)	(53,015)
Deutsche Bank	4,000,000	USD	4,000,000	Fixed 1.935%	USA-CPI-U	Jan 2017	—	(90,891)	(90,891)
226

Deutsche Bank	1,900,000	USD	1,900,000	Fixed 2.360%	USA-CPI-U	Jan 2017	—	(92,025)	(92,025)
Deutsche Bank	2,500,000	USD	2,500,000	Fixed 2.173%	USA-CPI-U	Nov 2018	—	(100,966)	(100,966)
Deutsche Bank	525,000	USD	525,000	USA-CPI-U	Fixed 1.725%	Mar 2019	—	(1,963)	(1,963)
Deutsche Bank	1,100,000	USD	1,100,000	Fixed 2.500%	USA-CPI-U	Jul 2022	7,526	(108,607)	(101,081)
Goldman Sachs	5,500,000	USD	5,500,000	Fixed 1.730%	USA-CPI-U	Apr 2016	(11,688)	(110,747)	(122,435)
Goldman Sachs	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	1,780	(380,610)	(378,830)
Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	Apr 2018	—	(66,559)	(66,559)
Goldman Sachs	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(374)	(23,943)	(24,317)
				UK RPI All Items
Goldman Sachs	600,000	GBP	942,750	NSA	Fixed 3.125%	Dec 2024	792	18,148	18,940
				UK RPI All Items
Goldman Sachs	1,650,000	GBP	2,513,941	NSA	Fixed 3.140%	Jan 2030	—	(34,744)	(34,744)
				UK RPI All Items
Goldman Sachs	500,000	GBP	751,975	NSA	Fixed 3.358%	Apr 2035	—	(13,441)	(13,441)
					UK RPI All Items
JPMorgan Chase Bank, N.A.	700,000	GBP	1,143,696	Fixed 3.528%	NSA	Sep 2044	1,010	42,882	43,892
				UK RPI All Items
JP Morgan Chase Bank, N.A.	400,000	GBP	625,460	NSA	Fixed 3.530%	Dec 2044	2,688	19,716	22,404
Morgan Stanley Capital Services LLC	1,600,000	GBP	2,472,879	UK RPI All Items NSA	Fixed 3.320%	May 2030	—	9,897	9,897
Morgan Stanley Capital Services LLC	300,000	GBP	482,745	UK RPI All Items NSA	Fixed 3.500%	Oct 2044	2,424	10,683	13,107
The Royal Bank of Scotland PLC	2,000,000	USD	2,000,000	Fixed 1.935%	USA-CPI-U	Oct 2016	(5,900)	(46,030)	(51,930)
The Royal Bank of Scotland PLC	7,200,000	USD	7,200,000	Fixed 1.930%	USA-CPI-U	Oct 2016	—	(186,174)	(186,174)
The Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	15,592	(639,261)	(623,669)
				UK RPI All Items
UBS AG	800,000	GBP	1,214,241	NSA	Fixed 2.945%	Jan 2025	—	(5,148)	(5,148)
			$111,173,638				$25,864	($3,370,211)	($3,344,347)

The following are abbreviations for the table above:

USA-CPI-U	Consumer Price All Urban Non-Seasonally Adjusted Index
UK RPI	United Kingdom Retail Prices Index

Investments in affiliated underlying funds. The Lifestyle II Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the period ended May 31, 2015, none of the Lifestyle II Portfolios held 5% or more of any underlying funds’ net assets.

227

Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Lifestyle II Aggressive
Strategic Equity Allocation	232,720	1,350,539	(43,560)	1,539,699	$171,358	$252,667	($10,895)	$21,463,407

Lifestyle II Balanced
Strategic Equity Allocation	258,273	2,274,450	(64,809)	2,467,914	$270,785	$399,272	($18,275)	$34,402,722

Lifestyle II Conservative
Strategic Equity Allocation	22,664	158,823	(19,046)	162,441	$19,990	$29,476	($2,291)	$2,264,428

Lifestyle II Growth
Strategic Equity Allocation	398,398	2,477,567	(112,765)	2,763,200	$272,198	$401,355	($55,673)	$38,519,003

Lifestyle II Moderate
Strategic Equity Allocation	41,011	497,003	(30,043)	507,971	$68,890	$101,711	($5,506)	$7,081,115

Direct placement securities. The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at May 31, 2015.

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund’s net assets		Value as of 5-31-15
Alpha Opportunities Fund	Birst, Inc., Series F	3/3/2015	$635,169	—	108,745	0.0%	*	$635,169
	Bought: 108,745 shares
Alpha Opportunities Fund	Cloudera, Inc., Series F	2/5/2014	$421,963	28,981	28,981	0.1%		$896,093
Alpha Opportunities Fund	ConforMIS, Inc.	8/12/2014	$471,688	58,961	58,961	0.0%	*	$471,688
Alpha Opportunities Fund	DocuSign, Inc., Series B	2/28/2014	$21,498	1,637	1,637	0.0%	*	$31,255
Alpha Opportunities Fund	DocuSign, Inc., Series B1	3/3/2014	$6,448	491	491	0.0%	*	$9,375
Alpha Opportunities Fund	DocuSign, Inc., Series D	3/3/2014	$15,457	1,177	1,177	0.0%	*	$22,473
Alpha Opportunities Fund	DocuSign, Inc., Series E	2/28/2014	$399,606	30,429	30,429	0.0%	*	$580,984
Alpha Opportunities Fund	DocuSign, Inc., Series F	4/30/2015	$93,919	—	4,919	0.0%	*	$93,919
	Bought: 4,919 shares
Alpha Opportunities Fund	DraftKings, Inc.	12/4/2014	$320,646	—	178,010	0.0%	*	$766,867
	Bought: 178,010 shares
228

Alpha Opportunities Fund	Dropbox, Inc., Series C	1/28/2014	$392,243	20,535	20,535	0.0%	*	$364,907
Alpha Opportunities Fund	Essence Group Holdings Corp.	5/1/2014	$604,000	381,964	381,964	0.0%	*	$763,928
Alpha Opportunities Fund	Forward Venture	11/20/2014	$1,013,632	—	32,560	0.1%		$1,301,391
	Bought: 32,560 shares
Alpha Opportunities Fund	Jand, Inc., Class A	4/23/2015	$93,697	—	8,158	0.0%	*	$93,697
	Bought: 8,158 shares
Alpha Opportunities Fund	Jand, Inc., Series D	4/23/2015	$209,239	—	18,218	0.0%	*	$209,239
	Bought: 18,218 shares
Alpha Opportunities Fund	Lithium Technology Corp.	8/18/2014	$1,412,899	184,771	289,885	0.1%		$1,412,899
	Bought: 105,114 shares
Alpha Opportunities Fund	Lookout, Inc., Series F	7/31/2014	$583,926	51,118	51,118	0.0%	*	$586,835
Alpha Opportunities Fund	MarkLogic Corp., Series F	4/27/2015	$861,146	—	74,146	0.0%	*	$861,146
	Bought: 74,146 shares
Alpha Opportunities Fund	Nutanix, Inc.	8/25/2014	$938,478	70,054	70,054	0.1%		$1,249,763
Alpha Opportunities Fund	Pinterest, Inc., Series G	3/16/2015	$2,800,636	—	78,022	0.2%		$2,800,636
	Bought: 78,022 shares
Alpha Opportunities Fund	Pure Storage, Inc., Series F	4/16/2014	$1,877,028	119,359	119,359	0.1%		$2,169,947
Alpha Opportunities Fund	Redfin Corp.	12/15/2014	$588,010	—	178,309	0.0%	*	$588,010
	Bought: 178,309 shares
Alpha Opportunities Fund	The Honest Company, Inc. (Common)	8/20/2014	$225,387	8,330	8,330	0.0%	*	$208,083
Alpha Opportunities Fund	The Honest Company, Inc. (Preferred)	8/20/2014	$525,913	19,437	19,437	0.0%	*	$485,536
Alpha Opportunities Fund	Uber Technologies, Inc.	6/5/2014	$4,229,225	277,136	277,136	0.6%		$10,985,278
Alpha Opportunities Fund	Veracode, Inc.	8/26/2014	$752,670	40,760	40,760	0.1%		$1,221,577
Alpha Opportunities Fund	WeWork Companies, Inc., Class A	12/8/2014	$98,925	—	5,941	0.0%	*	$98,925
	Bought: 5,941 shares
Alpha Opportunities Fund	WeWork Companies, Inc., Series D1	12/8/2014	$491,659	—	29,527	0.0%	*	$491,659
	Bought: 29,527 shares
Alpha Opportunities Fund	WeWork Companies, Inc., Series D2	12/8/2014	$386,307	—	23,200	0.0%	*	$386,307
	Bought: 23,200 shares
Alpha Opportunities Fund	Zuora, Inc., Series F	1/15/2015	$901,053	—	237,163	0.1%		$901,053
	Bought: 237,163 shares
								$30,688,639
Health Sciences Fund	Acerta Pharma BV, Series B	5/12/2015	$625,508	—	54,392	0.1%		$625,508
	Bought: 54,392 shares
Health Sciences Fund	aTyr Pharma, Inc., Series E	3/31/2015	$102,101	—	11,471**	0.1%		$245,150
	Bought: 91,243 shares
Health Sciences Fund	Beigene, Ltd., Series A	4/21/2015	$125,917	—	107,621	0.0%	*	$125,917
	Bought: 107,621 shares
Health Sciences Fund	Doximity, Inc.	4/10/2014	$307,268	63,738	63,738	0.1%		$307,268
229

Health Sciences Fund	Jand, Inc., Class A	4/23/2015	$194,538	—	16,938	0.0%	*	$194,538
	Bought: 16,938 shares
Health Sciences Fund	Jand, Inc., Series D	4/23/2015	$434,397	—	37,822	0.1%		$434,397
	Bought: 37,822 shares
Health Sciences Fund	REGENXBIO, Inc., Series D	5/15/2015	$81,162	—	8,481	0.0%	*	$81,162
	Bought: 8,481 shares
Health Sciences Fund	RPI International Holdings LP	5/21/2015	$407,462	—	3,456	0.1%		$407,470
	Bought: 3,456 shares
Health Sciences Fund	Seres Health, Inc.	11/24/2014	$223,669	—	18,389	0.1%		$264,802
	Bought: 18,389 shares
Health Sciences Fund	Spark Therapeutics, Inc.	2/27/2015	$1,033,779	—	19,167	0.3%		$1,374,816
	Bought: 19,167 shares
								$4,061,028

Mid Cap Stock Fund	Birst, Inc., Series F	3/3/2015	$3,734,187	—	639,317	0.2%		$3,734,187
	Bought: 639,317 shares
Mid Cap Stock Fund	ConforMIS, Inc.	8/12/2014	$2,977,848	372,231	372,231	0.2%		$2,977,848
Mid Cap Stock Fund	DocuSign, Inc., Series B	3/7/2014	$143,642	10,938	10,938	0.0%	*	$208,840
Mid Cap Stock Fund	DocuSign, Inc., Series B1	3/3/2014	$43,022	3,276	3,276	0.0%	*	$62,549
Mid Cap Stock Fund	DocuSign, Inc., Series D	3/3/2014	$103,221	7,860	7,860	0.0%	*	$150,072
Mid Cap Stock Fund	DocuSign, Inc., Series E	3/3/2014	$2,669,489	203,275	203,275	0.2%		$3,881,150
Mid Cap Stock Fund	DocuSign, Inc., Series F	4/30/2015	$569,452	—	29,825	0.0%	*	$569,452
	Bought: 29,825 shares
Mid Cap Stock Fund	DraftKings, Inc.	12/4/2014	$1,906,210	—	1,058,252	0.3%		$4,558,950
	Bought: 1,058,252 shares
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	$4,074,999	2,576,993	2,576,993	0.3%		$5,153,986
Mid Cap Stock Fund	Forward Venture	11/20/2014	$6,148,632	—	197,507	0.5%		$7,894,157
	Bought: 197,507 shares
Mid Cap Stock Fund	Jand, Inc., Class A	4/23/2015	$566,972	—	49,365	0.0%	*	$566,972
	Bought: 49,365 shares
Mid Cap Stock Fund	Jand, Inc., Series D	4/23/2015	$1,266,036	—	110,231	0.1%		$1,266,036
	Bought: 110,231 shares
Mid Cap Stock Fund	Lithium Technology Corp.	8/18/2014	$8,151,755	1,161,748	1,672,498	0.5%		$8,151,755
	Bought: 510,750 shares
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	$3,902,691	341,649	341,649	0.2%		$3,922,131
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	$5,035,220	—	433,540	0.3%		$5,035,220
	Bought: 433,540 shares
Mid Cap Stock Fund	Nutanix, Inc.	8/25/2014	$3,669,904	273,945	273,945	0.3%		$4,887,179
Mid Cap Stock Fund	One Kings Lane, Inc.	1/28/2014	$8,167,372	529,764	529,764	0.5%		$7,814,019
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	$4,097,287	—	114,145	0.2%		$4,097,287
	Bought: 114,145 shares
230

Mid Cap Stock Fund	Pure Storage, Inc., Series F	4/16/2014	$5,802,071	368,950	368,950	0.4%		$6,707,511
Mid Cap Stock Fund	Redfin Corp.	12/15/2014	$3,543,553	—	1,074,553	0.2%		$3,543,553
	Bought: 1,074,553 shares
Mid Cap Stock Fund	The Honest Company, Inc. (Common)	8/20/2014	$1,421,591	52,540	52,540	0.1%		$1,312,449
Mid Cap Stock Fund	The Honest Company, Inc. (Preferred)	8/20/2014	$3,317,036	122,593	122,593	0.2%		$3,062,373
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	$16,434,339	1,059,388	1,059,388	2.5%		$41,992,637
Mid Cap Stock Fund	Veracode, Inc.	8/26/2014	$4,702,489	254,658	254,658	0.5%		$7,632,100
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	$590,916	—	35,488	0.0%	*	$590,916
	Bought: 35,488 shares
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	$2,936,898	—	176,378	0.2%		$2,936,898
	Bought: 176,378 shares
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	$2,307,551	—	138,582	0.1%		$2,307,551
	Bought: 138,582 shares
Mid Cap Stock Fund	Zuora, Inc., Series F	1/15/2015	$5,332,378	—	1,403,516	0.3%		$5,332,378
	Bought: 1,403,516 shares
								$140,350,156

Science & Technology Fund	Atlassian, Inc.	4/9/2014	$95,344	5,959	5,959	0.0%	*	$133,303
Science & Technology Fund	Atlassian, Inc., Class A	4/9/2014	$65,680	4,105	4,105	0.0%	*	$91,829
Science & Technology Fund	Atlassian, Inc., Class A Ordinary	4/9/2014	$342,992	21,437	21,437	0.0%	*	$479,546
Science & Technology Fund	Atlassian, Inc., Series 1	4/9/2014	$167,360	10,460	10,460	0.0%	*	$233,990
Science & Technology Fund	Atlassian, Inc., Series 2	4/9/2014	$448,096	28,006	28,006	0.1%		$626,494
Science & Technology Fund	Atlassian, Inc., Series A	4/9/2014	$331,376	20,711	20,711	0.0%	*	$463,305
Science & Technology Fund	Cloudera, Inc., Series F	2/5/2014	$665,115	45,681	45,681	0.1%		$1,412,457
Science & Technology Fund	Flipkart Limited (Common Stock)	3/19/2015	$149,795	—	1,314	0.0%	*	$186,903
	Bought: 1,314 shares
Science & Technology Fund	Flipkart Limited, Series C	3/19/2015	$67,260	—	590	0.0%	*	$83,922
	Bought: 590 shares
Science & Technology Fund	Flipkart Limited, Series E	3/19/2015	$125,058	—	1,097	0.0%	*	$156,037
	Bought: 1,097 shares
Science & Technology Fund	Flipkart Limited, Series G	12/17/2014	$778,200	—	6,498	0.1%		$924,276
	Bought: 6,498 shares
								$4,792,062

Small Cap Growth Fund	Cloudera, Inc., Series F	2/5/2014	$482,256	33,122	33,122	0.4%		$1,024,132
Small Cap Growth Fund	DocuSign, Inc., Series B	2/28/2014	$16,205	1,234	1,234	0.0%	*	$23,561
Small Cap Growth Fund	DocuSign, Inc., Series B1	3/3/2014	$4,859	370	370	0.0%	*	$7,064
Small Cap Growth Fund	DocuSign, Inc., Series D	3/3/2014	$11,648	887	887	0.0%	*	$16,936
Small Cap Growth Fund	DocuSign, Inc., Series E	2/28/2014	$301,165	22,933	22,933	0.2%		$437,862
Small Cap Growth Fund	DocuSign, Inc., Series F Bought: 3,823 shares	4/30/2015	$72,993	—	3,823	0.0%	*	$72,993
231

Small Cap Growth Fund	MarkLogic Corp., Series F	4/27/2015	$839,997	—	72,325	0.4%	$839,997
	Bought: 72,325 shares
Small Cap Growth Fund	Nutanix, Inc.	8/25/2014	$530,100	39,570	39,570	0.3%	$705,929
Small Cap Growth Fund	Pure Storage, Inc., Series F	4/16/2014	$577,565	36,727	36,727	0.3%	$667,697
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	$322,695	162,887	162,887	0.1%	$229,671
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	$488,283	221,826	221,826	0.3%	$607,803
Small Cap Growth Fund	Veracode, Inc.	8/26/2014	$562,379	30,455	30,455	0.4%	$912,736
Small Cap Growth Fund	Zuora, Inc., Series F	1/15/2015	$733,242	—	192,994	0.3%	$733,242
	Bought: 192,994 shares
							$6,279,623

*Less than 0.05%

**Reverse stock split on 4/29/15

For additional information on the funds’ significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report.

232

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)  Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: July 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: July 17, 2015

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: July 17, 2015